UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839
SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)
Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Morgan, Lewis & Bockius LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: June 30, 2015

Item 1. Reports to Shareholders.

Annual Report
30 June 2015
SPDR® Series Trust — Fixed Income Funds

TABLE OF CONTENTS

Management’s Discussion of Fund Performance & Portfolio Summary (Unaudited)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	1
SPDR Barclays TIPS ETF (IPE)	5
SPDR Barclays 0-5 Year TIPS ETF (SIPE)	9
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	13
SPDR Barclays Short Term Treasury ETF (SST)	17
SPDR Barclays Intermediate Term Treasury ETF (ITE)	21
SPDR Barclays Long Term Treasury ETF (TLO)	25
SPDR Barclays Short Term Corporate Bond ETF (SCPB)	29
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	33
SPDR Barclays Long Term Corporate Bond ETF (LWC)	37
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	41
SPDR Barclays Convertible Securities ETF (CWB)	45
SPDR Barclays Mortgage Backed Bond ETF (MBG)	49
SPDR Barclays Aggregate Bond ETF (LAG)	53
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	57
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	61
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	65
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	69
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	73
SPDR Nuveen Barclays Build America Bond ETF (BABS)	77
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	81
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	85
SPDR Barclays International Treasury Bond ETF (BWX)	89
SPDR Barclays International Corporate Bond ETF (IBND)	93
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	97
SPDR Barclays International High Yield Bond ETF (IJNK)	101
SPDR Barclays High Yield Bond ETF (JNK)	105
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	109
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	113
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	117
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)	121
Schedules of Investments
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	125
SPDR Barclays TIPS ETF (IPE)	126
SPDR Barclays 0-5 Year TIPS ETF (SIPE)	127
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	128
SPDR Barclays Short Term Treasury ETF (SST)	129
SPDR Barclays Intermediate Term Treasury ETF (ITE)	131
SPDR Barclays Long Term Treasury ETF (TLO)	134
SPDR Barclays Short Term Corporate Bond ETF (SCPB)	135
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	150

SPDR Barclays Long Term Corporate Bond ETF (LWC)	181
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	200
SPDR Barclays Convertible Securities ETF (CWB)	214
SPDR Barclays Mortgage Backed Bond ETF (MBG)	217
SPDR Barclays Aggregate Bond ETF (LAG)	220
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	250
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	262
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	265
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	267
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	278
SPDR Nuveen Barclays Build America Bond ETF (BABS)	288
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	292
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	294
SPDR Barclays International Treasury Bond ETF (BWX)	298
SPDR Barclays International Corporate Bond ETF (IBND)	306
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	314
SPDR Barclays International High Yield Bond ETF (IJNK)	319
SPDR Barclays High Yield Bond ETF (JNK)	324
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	339
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	349
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	356
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)	360
Financial Statements	374
Financial Highlights	404
Notes to Financial Statements	424
Report of Independent Registered Public Accounting Firm	450
Other Information	451

SPDR Barclays 1-3 Month T-Bill ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −0.11%, and the total return for the Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”) was 0.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and revenue from securities lending activity contributed to the difference between the Fund’s performance and that of its Index. The Fund also maintained a very small holding in cash for operating purposes.

The Index’s and the Fund’s performance were affected by the Federal Open Market Committee’s maintenance of a zero interest rate policy as the federal funds target rate remained in a range of 0%-0.25% throughout the year. The Federal Reserve halted their use of quantitative easing through asset purchases in October, but their large $4.5 Trillion balance sheet contributed to short maturity money market assets trading at the low end of the target range. Demand for Treasury bills remained high during the year as investors continued to prefer the liquidity and safety of principal that bills offer over more volatile, global capital markets. The debt ceiling, which had caused volatility in the bill market in the past, was suspended in February 2014 by Congress through March 2015, and the US Treasury Department is currently managing the nations commitments by using “extraordinary measures” while Congress reviews the debt limit of the nation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.1368%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

ONE YEAR	−0.11%	−0.15%	0.01%	−0.11%	−0.15%	0.01%

THREE YEARS	−0.24%	−0.24%	0.12%	−0.08%	−0.08%	0.04%

FIVE YEARS	−0.31%	−0.37%	0.30%	−0.06%	−0.07%	0.06%

SINCE INCEPTION (1)	4.19%	4.18%	5.06%	0.51%	0.51%	0.61%

(1)	For the period May 25, 2007 to June 30, 2015.

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,
DESCRIPTION	0.00%, 8/20/2015	0.01%, 9/17/2015	0.01%, 9/10/2015	0.01%, 8/6/2015	0.00%, 8/13/2015

MARKET VALUE	$234,769,739	234,767,913	156,512,460	156,512,436	156,512,125

% OF NET ASSETS	16.7	16.7	11.2	11.2	11.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.9%
Short Term Investments	1.5
Other Assets & Liabilities	(1.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays TIPS ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation-protected sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −1.84%, and the total return for the Barclays U.S. Government Inflation-Linked Bond Index (the “Index”) was −1.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund.

During the Reporting Period, the Barclays U.S. TIPS indices posted negative total returns as the persistently low inflationary environment did not work in favor of TIPS securities. Unexpected by most, U.S. Treasuries managed to rally well into January 2015 as a gloomy global economic picture and the threat of worldwide deflation had investors seeking higher yielding U.S. securities. The onset of the European Central Bank’s bond purchasing program assisted in driving yields lower worldwide, making Treasuries even more preferred. Another aiding factor was a disappointing first quarter GDP print, showing that the U.S. economy shrank −0.2% (annualized rate) after a second consecutive harsh winter and west coast port delays dampened growth. As Q2 of 2015 progressed, a sharp selloff originating in Europe spilled overseas to U.S. markets as investors began to shed fixed income holdings as fears of deflation subsided and it appeared the Federal Reserve remained firmly on course to raise interest rates sometime later on in the year. Treasuries and “safe-haven” assets found support towards the end of the Reporting Period however, when talks between Greece and its creditors broke down, leading to a referendum and more uncertainty surrounding Greece’s desire to remain in the Eurozone. Specific to the U.S. Government Inflation-Linked Bond Index, during the second half of the Reporting Period, positive inflation readings caused real yields to rise to 0.20%, which was higher than at the start of the fiscal year. U.S. TIPS also underperformed nominal Treasuries during the Reporting Period as inflation readings worldwide have remained low.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	−1.84%	−1.96%	−1.68%	−1.84%	−1.96%	−1.68%

THREE YEARS	−2.85%	−3.09%	−2.35%	−0.96%	−1.04%	−0.79%

FIVE YEARS	17.05%	16.71%	18.13%	3.20%	3.14%	3.39%

SINCE INCEPTION (1)	45.10%	44.84%	46.90%	4.70%	4.68%	4.86%

(1)	For the period May 25, 2007 to June 30, 2015.

SPDR Barclays TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2019	0.13%, 4/15/2017	0.13%, 1/15/2022	0.63%, 1/15/2024

MARKET VALUE	$31,192,464	30,700,852	28,153,030	25,708,182	25,417,732

% OF NET ASSETS	4.8	4.7	4.3	3.9	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.6%
Short Term Investments	0.0 **
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Barclays 0-5 Year TIPS ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays 0-5 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation-protected sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −2.01%, and the total return for the Barclays U.S. Government Inflation-Linked Bond 0-5 Years Index (the “Index”) was −1.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund.

During the Reporting Period, the Barclays U.S. TIPS indices posted negative total returns as the low inflationary environment did not work in favor of TIPS securities. Unexpected by most, U.S. Treasuries managed to rally well into January 2015 as a gloomy global economic picture and the threat of worldwide deflation had investors seeking higher yielding U.S. securities. The onset of the European Central Bank’s bond purchasing program assisted in driving yields lower worldwide, making Treasuries even more preferred. Another aiding factor was a disappointing first quarter GDP print, showing that the U.S. economy shrank −0.2% (annualized rate) after a second consecutive harsh winter and west coast port delays dampened growth. As Q2 of 2015 progressed, a sharp selloff originating in Europe spilled overseas to U.S. markets as investors began to shed fixed income holdings as fears of deflation subsided and it appeared the Federal Reserve remained firmly on course to raise interest rates sometime later on in the year. Treasuries and “safe-haven” assets found support towards the end of the Reporting Period however, when talks between Greece and its creditors broke down, leading to a referendum and more uncertainty surrounding Greece’s desire to remain in the Eurozone. Specific to the U.S. Government Inflation-Linked Bond 0-5 Year Index, during the second half of the Reporting Period, positive inflation readings caused real yields to rise to -0.50%, which was higher than at the start of the fiscal year. U.S. TIPS also underperformed nominal Treasuries during the Reporting Period as inflation readings worldwide have remained low.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays 0-5 Year TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (‘NAV‘) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/26/14, 2/27/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 0-5 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 0-5 YEAR			BARCLAYS 0-5 YEAR
			US GOVERNMENT			US GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	−2.01%	−2.13%	−1.85%	−2.01%	−2.13%	−1.85%

SINCE INCEPTION (1)	−0.85%	−0.96%	−0.63%	−0.64%	−0.72%	−0.47%

(1)	For the period February 26, 2014 to June 30, 2015.

SPDR Barclays 0-5 Year TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays 0-5 Year TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2019	0.13%, 4/15/2017	0.13%, 4/15/2016	2.50%, 7/15/2016

MARKET VALUE	$521,645	513,426	472,529	411,850	242,523

% OF NET ASSETS	13.4	13.2	12.1	10.6	6.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.5%
Short Term Investments	0.2
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays 1-10 Year TIPS ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation-protected sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −2.10%, and the total return for the Barclays 1-10 Year Government Inflation-Linked Bond Index (the “Index”) was −1.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund.

During the Reporting Period, the Index posted negative total returns as the low inflationary environment did not work in favor of TIPS securities. Unexpected by most, U.S. Treasuries managed to rally well into January 2015 as a gloomy global economic picture and the threat of worldwide deflation had investors seeking higher yielding U.S. securities. The onset of the European Central Bank’s bond purchasing program assisted in driving yields lower worldwide, making Treasuries even more preferred. Another aiding factor was a disappointing first quarter GDP print, showing that the U.S. economy shrank −0.2% (annualized rate) after a second consecutive harsh winter and west coast port delays dampened growth. As Q2 of 2015 progressed, a sharp selloff originating in Europe spilled overseas to U.S. markets as investors began to shed fixed income holdings as fears of deflation subsided and it appeared the Federal Reserve remained firmly on course to raise interest rates sometime later on in the year. Treasuries and “safe-haven” assets found support towards the end of the Reporting Period however, when talks between Greece and its creditors broke down, leading to a referendum and more uncertainty surrounding Greece’s desire to remain in the Eurozone. Specific to the U.S. 1-10 Year Government Inflation-Linked Bond Index, during the second half of the Reporting Period, positive inflation readings caused real yields to rise to −0.05% which was substantially higher than at the start of the fiscal year. U.S. TIPS also underperformed nominal Treasuries during the Reporting Period as inflation readings worldwide have remained low.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays 1-10 Year TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-10 YEAR			BARCLAYS 1-10 YEAR
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	−2.10%	−2.53%	−1.97%	−2.10%	−2.53%	−1.97%

SINCE INCEPTION (1)	−1.86%	−1.92%	−1.58%	−0.89%	−0.93%	−0.76%

(1)	For the period May 29, 2013 to June 30, 2015.

SPDR Barclays 1-10 Year TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays 1-10 Year TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2019	0.13%, 4/15/2017	0.13%, 1/15/2022	0.63%, 1/15/2024

MARKET VALUE	$1,288,416	1,264,534	1,161,421	1,062,479	1,050,502

% OF NET ASSETS	6.7	6.6	6.0	5.5	5.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.6%
Short Term Investments	0.1
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 1.23%, and the total return for the Barclays 1-5 Year U.S. Treasury Index (the “Index”) was 1.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund.

During the Reporting Period, unexpected by most, U.S. Treasuries managed to rally well into January 2015 as a gloomy global economic picture and the threat of worldwide deflation had investors seeking higher yielding U.S. securities. The onset of the European Central Bank’s bond purchasing program assisted in driving yields lower worldwide, making Treasuries even more preferred. Another aiding factor was a disappointing first quarter GDP print, showing that the U.S. economy shrank −0.2% (annualized rate) after a second consecutive harsh winter and west coast port delays dampened growth. As Q2 of 2015 progressed, a sharp selloff originating in Europe spilled overseas to U.S. markets as investors began to shed fixed income holdings as fears of deflation subsided and it appeared the Federal Reserve remained firmly on course to raise interest rates sometime later on in the year. Treasuries and “safe-haven” assets found support towards the end of the Reporting Period however, when talks between Greece and its creditors broke down, leading to a referendum and more uncertainty surrounding Greece’s desire to remain in the Eurozone.

Specific to the 1-5 Year part of the Treasury curve, the support in the first half of the Reporting Period fell slightly short, allowing yields of these products to rise above the levels at the start of the fiscal year. Therefore, from a price return perspective the period posted slightly negative numbers. However, coupon returns more than made up for this shortfall and allowed the positive Index performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Short Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.10%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-5 Year U.S.	NET ASSET	MARKET	1-5 Year U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	1.23%	1.27%	1.32%	1.23%	1.27%	1.32%

THREE YEARS	2.14%	2.44%	2.44%	0.71%	0.81%	0.81%

SINCE INCEPTION (1)	2.64%	2.71%	3.03%	0.73%	0.75%	0.84%

(1)	For the period November 30, 2011 to June 30, 2015.

SPDR Barclays Short Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	0.63%, 7/15/2016	0.63%, 5/31/2017	1.38%, 9/30/2018	0.63%, 11/15/2016	3.25%, 12/31/2016

MARKET VALUE	$751,290	680,886	657,151	631,512	613,053

% OF NET ASSETS	1.4	1.3	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investments	5.9
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Intermediate Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 1.69%, and the total return for the Barclays Intermediate U.S. Treasury Index (the “Index”) was 1.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund.

During the Reporting Period, unexpected by most, U.S. Treasuries managed to rally well into January 2015 as a gloomy global economic picture and the threat of worldwide deflation had investors seeking higher yielding U.S. securities. The onset of the European Central Bank’s bond purchasing program assisted in driving yields lower worldwide, making Treasuries even more preferred. Another aiding factor was a disappointing first quarter GDP print, showing that the U.S. economy shrank −0.2% (annualized rate) after a second consecutive harsh winter and west coast port delays dampened growth. As Q2 of 2015 progressed, a sharp selloff originating in Europe spilled overseas to U.S. markets as investors began to shed fixed income holdings as fears of deflation subsided and it appeared the Federal Reserve remained firmly on course to raise interest rates sometime later on in the year. Treasuries and “safe-haven” assets found support towards the end of the Reporting Period however, when talks between Greece and its creditors broke down, leading to a referendum and more uncertainty surrounding Greece’s desire to remain in the Eurozone.

The total return of fixed income treasury products is comprised of a price return component as well as a coupon return component. Specific to the 1-10 Year part of the Treasury curve, the rapid increase in yields in the latter part of the Reporting Period eroded price gains made in the first half, leaving this return component flat at 0.00% (prices and yields move in opposite directions). However, coupon returns more than made up for declines and allowed the positive Index performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.10%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	INTERMEDIATE U.S.	NET ASSET	MARKET	INTERMEDIATE U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	1.69%	1.66%	1.81%	1.69%	1.66%	1.81%

THREE YEARS	2.31%	2.30%	2.66%	0.77%	0.76%	0.88%

FIVE YEARS	10.55%	10.52%	11.16%	2.03%	2.02%	2.14%

SINCE INCEPTION (1)	36.20%	36.15%	37.13%	3.88%	3.88%	3.97%

(1)	For the period May 23, 2007 to June 30, 2015.

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	2.38%, 8/15/2024	1.00%, 11/30/2019	3.00%, 9/30/2016	1.63%, 4/30/2019	2.00%, 2/15/2025

MARKET VALUE	$5,584,497	5,422,414	5,324,294	5,061,163	4,581,863

% OF NET ASSETS	1.9	1.8	1.8	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investments	4.8
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Long Term Treasury ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long-term (10+ years) sector of the United States Treasury market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 6.21%, and the total return for the Barclays Long U.S. Treasury Index (the “Index”) was 6.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to the expenses of managing the Fund.

During the Reporting Period, all Barclays U.S. Treasury indices posted positive total returns across the maturity spectrum. Unexpected by most, U.S. Treasuries managed to rally well into January 2015 as a gloomy global economic picture and the threat of worldwide deflation had investors seeking higher yielding U.S. securities. The onset of the European Central Bank’s bond purchasing program assisted in driving yields lower worldwide, making Treasuries even more preferred. Another aiding factor was a disappointing first quarter GDP print, showing that the U.S. economy shrank −0.2% (annualized rate) after a second consecutive harsh winter and west coast port delays dampened growth. As Q2 of 2015 progressed, a sharp selloff originating in Europe spilled overseas to U.S. markets as investors began to shed fixed income holdings as fears of deflation subsided and it appeared the Federal Reserve remained firmly on course to raise interest rates sometime later on in the year. Treasuries and “safe-haven” assets found support towards the end of the Reporting Period however, when talks between Greece and its creditors broke down, leading to a referendum and more uncertainty surrounding Greece’s desire to remain in the Eurozone.

Specific to the 10+ Year part of the Treasury curve, the support in the first half of the Reporting Period was substantial enough to bring the closing Index yield to maturity to 3.00%, which was lower than at the start of the fiscal year.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.10%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS LONG U.S.	NET ASSET	MARKET	BARCLAYS LONG U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

ONE YEAR	6.21%	5.96%	6.33%	6.21%	5.96%	6.33%

THREE YEARS	3.23%	2.57%	3.54%	1.06%	0.85%	1.17%

FIVE YEARS	34.59%	34.10%	35.37%	6.12%	6.04%	6.24%

SINCE INCEPTION (1)	80.78%	80.05%	81.91%	7.58%	7.52%	7.66%

(1)	For the period May 23, 2007 to June 30, 2015.

SPDR Barclays Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,
DESCRIPTION	3.63%, 2/15/2044	2.88%, 5/15/2043	3.75%, 11/15/2043	3.38%, 5/15/2044	3.63%, 8/15/2043

MARKET VALUE	$8,976,919	8,226,999	8,120,560	7,915,996	7,727,344

% OF NET ASSETS	5.5	5.0	4.9	4.8	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.1%
Short Term Investments	7.7
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 0.74%, and the total return for the Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”) was 1.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

In contrast to last year, products with credit exposure performed poorly, posting the lowest total returns, with the intermediate and longer segments of the Barclays U.S. Corporate Index posting negative excess returns over the period. The bulk of the poor performance was captured in the energy-heavy Industrial sector as oil prices plummeted over the latter half of 2014 and the gloomy global outlook caused investors to take a “risk-off” approach, preferring “safe haven” investments. Specific to the U.S. 1-3 Year Corporate Bond Index, as interest rate volatility picked up in the second half of the Reporting Period this allowed the shorter duration segments of the Index to outperform comparable duration-matched Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.12%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			U.S. 1-3 YEAR			U.S. 1-3 YEAR
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	0.74%	0.61%	1.04%	0.74%	0.61%	1.04%

THREE YEARS	4.93%	4.62%	5.96%	1.62%	1.52%	1.95%

FIVE YEARS	10.44%	10.32%	12.57%	2.01%	1.98%	2.40%

SINCE INCEPTION (1)	11.33%	11.37%	14.97%	1.96%	1.96%	2.55%

(1)	For the period December 16, 2009 to June 30, 2015.

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	BANK OF AMERICA	JPMORGAN CHASE &	GENERAL ELECTRIC	GOLDMAN SACHS	BANK OF AMERICA
	CORP.,	CO.,	CO.,	GROUP, INC.,	CORP.,
DESCRIPTION	6.88%, 4/25/2018	6.00%, 1/15/2018	5.25%, 12/6/2017	6.15%, 4/1/2018	5.75%, 12/1/2017

MARKET VALUE	$33,349,724	22,803,670	22,763,456	20,387,276	19,611,760

% OF NET ASSETS	0.8	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.9%
Short Term Investments	1.7
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 1.34%, and the total return for the Barclays U.S. Intermediate Corporate Bond Index (the “Index”) was 1.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

In contrast to last year, products with credit exposure performed poorly, posting the lowest total returns and negative excess returns over the period. The bulk of the poor performance was captured in the energy-heavy Industrial sector as oil prices plummeted over the latter half of 2014 and the gloomy global outlook caused investors to take a “risk-off” approach, preferring “safe haven” investments. As interest rate volatility picked up over the first half of 2015, the riskier portions of the credit buckets performed the worst, with the Baa rated portion of the Index putting up the lowest total and excess returns (return over comparable duration-matched U.S. Treasuries).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.12%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			INTERMEDIATE			INTERMEDIATE
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	1.34%	1.13%	1.50%	1.34%	1.13%	1.50%

THREE YEARS	9.13%	8.49%	9.75%	2.95%	2.75%	3.15%

FIVE YEARS	22.78%	22.24%	24.58%	4.19%	4.10%	4.49%

SINCE INCEPTION (1)(2)	41.25%	41.41%	53.11%	5.56%	5.58%	6.90%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period February 10, 2009 to June 30, 2015.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from February 10, 2009 through December 16, 2010 and the Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through June 30, 2015.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Intermediate Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	VERIZON	BANK OF AMERICA	WAL-MART STORES,	JPMORGAN CHASE &
	COMMUNICATIONS, INC.,	CORP.,	INC.,	CO.,	MORGAN STANLEY,
DESCRIPTION	5.15%, 9/15/2023	6.88%, 4/25/2018	5.80%, 2/15/2018	3.15%, 7/5/2016	6.63%, 4/1/2018

MARKET VALUE	$2,574,463	2,304,573	1,729,451	1,684,949	1,682,760

% OF NET ASSETS	0.4	0.3	0.2	0.2	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	99.1%
Short Term Investments	1.8
Other Assets & Liabilities	(0.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Long Term Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −0.96%, and the total return for the Barclays U.S. Long Term Corporate Bond Index (the “Index”) was −0.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

In contrast to the last Reporting Period, products with credit exposure performed poorly, posting the lowest total returns and negative excess returns over the period. The bulk of the poor performance was captured in the energy-heavy Industrial sector as oil prices plummeted over the latter half of 2014 and the gloomy global outlook caused investors to take a “risk-off” approach, preferring “safe haven” investments. Specific to the Barclays U.S. Long Term Corporate Bond Index, with interest rate volatility rising over the Reporting Period, the longer duration buckets of the Index suffered the most, underperforming comparable duration-matched U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.12%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	LONG CORPORATE	NET ASSET	MARKET	LONG CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	−0.96%	−1.53%	−0.86%	−0.96%	−1.53%	−0.86%

THREE YEARS	10.39%	7.84%	10.90%	3.35%	2.55%	3.51%

FIVE YEARS	37.09%	35.48%	39.52%	6.51%	6.26%	6.89%

SINCE INCEPTION (1)(2)	80.38%	79.89%	94.27%	9.80%	9.75%	11.11%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.
(2)	For the period March 10, 2009 to June 30, 2015.

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from March 10, 2009 through December 16, 2010 and the Barclays U.S. Long Corporate Bond Index from December 17, 2010 through June 30, 2015.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Long Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	GENERAL ELECTRIC	GENERAL ELECTRIC	GOLDMAN SACHS	VERIZON	VERIZON
	CAPITAL CORP.,	CAPITAL CORP.,	GROUP, INC.,	COMMUNICATIONS, INC.,	COMMUNICATIONS, INC.,
DESCRIPTION	5.88%, 1/14/2038	6.75%, 3/15/2032	6.75%, 10/1/2037	6.55%, 9/15/2043	5.01%, 8/21/2054

MARKET VALUE	$2,042,932	1,855,981	1,751,946	1,658,973	1,345,261

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.7%
Short Term Investments	0.6
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Issuer Scored Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 0.67%, and the total return for the Barclays Issuer Scored Corporate Index (the “Index”) was 0.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

In contrast to last year, products with credit exposure performed poorly, posting the lowest total returns, with the Barclays Corporate Index posting negative excess returns over the period. Although the Barclays Issuer Scored Corporate Index shared the same index rating as the Barclays Corporate Index its slightly shorter maturity profile caused its Reporting Period total return to come in slightly above that of the Barclays Corporate Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.16%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			ISSUER SCORED			ISSUER SCORED
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	0.67%	0.14%	0.79%	0.67%	0.14%	0.79%

THREE YEARS	9.19%	7.80%	9.62%	2.98%	2.54%	3.11%

SINCE INCEPTION (1)	21.36%	21.07%	23.09%	4.68%	4.62%	5.03%

(1)	For the period April 6, 2011 to June 30, 2015.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Issuer Scored Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

				TELEFONAKTIEBOLAGET	PIONEER NATURAL
	SESI LLC,	UDR, INC.,	MYLAN, INC.,	LM ERICSSON,	RESOURCES CO.,
DESCRIPTION	7.13%, 12/15/2021	4.25%, 6/1/2018	2.60%, 6/24/2018	4.13%, 5/15/2022	3.95%, 7/15/2022

MARKET VALUE	$116,600	106,066	105,617	103,573	100,392

% OF NET ASSETS	0.5	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	96.2%
Short Term Investments	8.7
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Convertible Securities ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets with outstanding issue sizes greater than $500 million. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 1.27%, and the total return for the Barclays U.S. Convertible Bond >$500MM Index (the “Index”) was 1.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

The Reporting Period provided a positive environment for the Barclays U.S. Convertible Bond >$500MM Index as investors were drawn not only to the rising yields but also a way to play in the upside of rising stock valuations.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.40%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	CONVERTIBLE BOND	NET ASSET	MARKET	CONVERTIBLE BOND
	VALUE	VALUE	>$500MM INDEX	VALUE	VALUE	>$500MM INDEX

ONE YEAR	1.27%	1.10%	1.72%	1.27%	1.10%	1.72%

THREE YEARS	45.68%	46.27%	49.37%	13.36%	13.51%	14.32%

FIVE YEARS	66.80%	67.24%	72.82%	10.77%	10.83%	11.56%

SINCE INCEPTION (1)	112.50%	112.89%	129.47%	12.90%	12.93%	14.31%

(1)	For the period April 14, 2009 to June 30, 2015.

SPDR Barclays Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		WELLS FARGO & CO.,	FIAT CHRYSLER	BANK OF AMERICA CORP.,
	ALLERGAN PLC,	SERIES L,	AUTOMOBILES NV,	SERIES L,	INTEL CORP.,
DESCRIPTION	5.50%, 3/1/2018	7.50%, 12/31/2049	7.88%, 12/15/2016	7.25%, 12/31/2049	3.25%, 8/1/2039

MARKET VALUE	$137,412,044	125,685,050	100,854,533	91,776,696	83,196,826

% OF NET ASSETS	4.5	4.1	3.3	3.0	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	65.9%
Convertible Preferred Stocks	33.7
Short Term Investments	8.0
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Mortgage Backed Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 2.03%, and the total return for the Barclays U.S. MBS Index (the “Index”) was 2.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

The Barclays U.S. MBS Index posted positive total returns over the Reporting Period however the Index underperformed versus similarly duration matched U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.20%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	MBS INDEX	VALUE	VALUE	MBS INDEX

ONE YEAR	2.03%	2.04%	2.28%	2.03%	2.04%	2.28%

THREE YEARS	4.94%	4.71%	5.87%	1.62%	1.55%	1.92%

FIVE YEARS	14.25%	13.98%	15.32%	2.70%	2.65%	2.89%

SINCE INCEPTION (1)	25.62%	25.40%	26.39%	3.59%	3.57%	3.70%

(1)	For the period January 15, 2009 to June 30, 2015.

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	FANNIE MAE,	FREDDIE MAC,	FREDDIE MAC,	FANNIE MAE,	GINNIE MAE,
DESCRIPTION	4.00%, 30YR TBA	3.50%, 30YR TBA	4.00%, 30YR TBA	3.50%, 30YR TBA	3.00%, 30YR TBA

MARKET VALUE	$4,236,250	3,650,121	3,488,461	3,451,024	2,624,375

% OF NET ASSETS	2.8	2.4	2.3	2.3	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Federal National Mortgage Association	37.1%
U.S. Government Agency MBS TBA	22.5
Federal Home Loan Mortgage Corporation	19.3
Government National Mortgage Association	19.3
Short Term Investment	24.5
Other Assets & Liabilities	(22.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Aggregate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar-denominated, investment grade, bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 1.77%, and the total return for the Barclays U.S. Aggregate Index (the “Index”) was 1.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

In contrast to last year, products with credit exposure performed poorly, posting the lowest total returns and negative excess returns over the period. The bulk of the poor performance was captured in the energy-heavy Industrial sector as oil prices plummeted over the latter half of 2014 and the gloomy global outlook caused investors to take a “risk-off” approach, preferring “safe haven” investments. As interest rate volatility picked up over the first half of 2015, the riskier portions of the credit buckets performed the worst, with the Baa rated portion of the Index putting up the lowest total and excess returns (return over comparable duration-matched U.S. Treasuries).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.08%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

ONE YEAR	1.77%	1.58%	1.86%	1.77%	1.58%	1.86%

THREE YEARS	5.22%	5.02%	5.58%	1.71%	1.65%	1.83%

FIVE YEARS	17.21%	17.15%	17.90%	3.23%	3.22%	3.35%

SINCE INCEPTION (1)	46.09%	45.95%	46.12%	4.79%	4.77%	4.79%

(1)	For the period May 23, 2007 to June 30, 2015.

SPDR Barclays Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TREASURY NOTES,	TREASURY NOTES,	FANNIE MAE,	GINNIE MAE,	TREASURY NOTES,
DESCRIPTION	1.38%, 1/31/2020	0.63%, 8/15/2016	3.50%, 30YR TBA	4.00%, 30YR TBA	2.50%, 5/15/2024

MARKET VALUE	$12,900,420	9,025,380	8,962,359	8,456,813	8,200,313

% OF NET ASSETS	1.3	0.9	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	35.9%
Corporate Bonds & Notes	26.7
U.S. Government Agency Obligations	20.4
U.S. Government Agency MBS TBA	5.3
Federal National Mortgage Association	3.0
Foreign Government Obligations	2.5
Government National Mortgage Association	1.8
Collateralized Mortgage Obligations	1.5
Municipal Bonds & Notes	0.8
Asset-Backed Securities	0.6
Commercial Mortgage Backed Securities	0.3
Short Term Investments	9.2
Other Assets & Liabilities	(8.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 2.56%, and the total return for the Barclays Municipal Managed Money Index (the “Index”) was 2.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and costs associated with trading and execution contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended mostly higher over the first 7 months of the fiscal year. This trend reversed in February and proceeded to move mostly lower for the balance of the fiscal year. In fact, the AAA municipal yield curve ended the year nearly where it began for maturities of 10 years and longer. Not so for the shorter end of the yield curve as the five year portion rose 18 basis points and two year maturities rose 35 basis points, resulting in a flatter shaped curve.

On an individual security level, the top positive contributors to the Fund’s performance were holdings in the Transportation, Education and Water & Sewer sectors. The best performing States were New York, California, Texas, Massachusetts and Florida. Generally, longer maturity and longer duration bonds outperformed shorter duration and maturity holdings. Not only did yields rise for maturities shorter than 10 years, longer maturity holdings benefitted from greater coupon income.

The top negative contributors to the Fund’s performance were holdings within the State General Obligation, Electric Revenue, Lease-backed and Special Tax sectors. Additionally, holdings of shorter duration and maturity detracted from portfolio performance. Holdings that decreased the most in price were those purchased during the 1st quarter of 2015 as interest rates rose from purchase date throughout the end of the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.30%*.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

ONE YEAR	2.56%	2.48%	2.83%	2.56%	2.48%	2.83%

THREE YEARS	8.02%	7.99%	9.10%	2.61%	2.60%	2.95%

FIVE YEARS	22.67%	22.35%	24.56%	4.17%	4.12%	4.49%

SINCE INCEPTION (1)	40.86%	40.68%	44.58%	4.49%	4.47%	4.84%

(1)	For the period September 11, 2007 to June 30, 2015.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2300% until October 31, 2015.

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

				ARIZONA, SALT RIVER	DENVER, CO, CITY &
				PROJECT,	COUNTY SCHOOL
	WISCONSIN, STATE	MARYLAND, STATE	NEW YORK, NY,	AGRICULTURAL	DISTRICT NO 1,
	GENERAL	GENERAL	GENERAL	IMPROVEMENT & POWER	GENERAL
	OBLIGATION,	OBLIGATION,	OBLIGATION,	DISTRICT REVENUE,	OBLIGATION,
	SERIES B,	SERIES 2-C,	SERIES J,	SERIES A,	SERIES B,
DESCRIPTION	5.00%, 5/1/2030	5.00%, 8/1/2021	5.00%, 8/1/2020	5.00%, 12/1/2031	5.00%, 12/1/2027

MARKET VALUE	$22,224,838	19,478,554	18,528,640	13,614,120	13,048,090

% OF NET ASSETS	1.7	1.5	1.4	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.5%
Short Term Investments	1.4
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays California Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays California Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the California municipal bond market and provides income that is exempt from federal and California state income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 3.22%, and the total return for the Barclays Managed Money Municipal California Index (the “Index”) was 3.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and costs associated with trading and execution contributed to the difference between the Fund’s performance and that of the Index; however these were offset by the performance in specific holdings within the portfolio.

Municipal bond prices trended mostly higher over the first 7 months of the fiscal year. This trend reversed in February and proceeded to move mostly lower for the balance of the fiscal year. In fact, the AAA municipal yield curve ended the year nearly where it began for maturities of 10 years and longer. Not so for the shorter end of the yield curve as the five year portion rose 18 basis points and two year maturities rose 35 basis points, resulting in a flatter shaped curve.

On an individual security level, the top positive contributors to the Fund’s performance were the relative performance of select holdings within the fund during the Reporting Period. Specifically the bonds of Mt. San Antonio Community College District, Poway School District and Newport Mesa School District which benefitted from their 0% coupons and longer durations. Additionally, the bonds of Los Angeles Airport benefitted from longer duration characteristics. More generally, positive factors included holdings within the Local General Obligation, Transportation, Lease-backed and Water & Sewer sectors. Portfolio holdings in the 10 years and longer duration segments outperformed their counterparts in the Index. The top negative contributors to the Fund’s performance were underweighting to coupons greater than 5% and the Fund’s holdings within the Electric Revenue, Education, Special Tax and Resource Recovery and Pollution Control sectors. Additionally, the portfolio holdings in bonds of 6 year duration and less underperformed those held in the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.20%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	CALIFORNIA INDEX	VALUE	VALUE	CALIFORNIA INDEX

ONE YEAR	3.22%	3.05%	3.09%	3.22%	3.05%	3.09%

THREE YEARS	10.44%	10.34%	10.21%	3.37%	3.33%	3.30%

FIVE YEARS	29.87%	29.47%	29.38%	5.37%	5.30%	5.29%

SINCE INCEPTION (1)	47.40%	47.04%	47.74%	5.15%	5.12%	5.18%

(1)	For the period October 10, 2007 to June 30, 2015.

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

CALIFORNIA, STATE
		DEPARTMENT OF	SAN MATEO, CA,	SAN DIEGO, CA,
	SACRAMENTO, CA,	WATER RESOURCES	JOINT POWERS	UNIFIED SCHOOL	LOS ANGELES, CA,
	MUNICIPAL UTILITY	AND POWER	FINANCING	DISTRICT, GENERAL	COMMUNITY COLLEGE
	DISTRICT, FINANCING	SUPPLY REVENUE,	AUTHORITY, LEASE	OBLIGATION,	DISTRICT, GENERAL
	AUTHORITY REVENUE,	SERIES O,	REVENUE,	SERIES R-4,	OBLIGATION, SERIES A,
DESCRIPTION	5.00%, 7/1/2029	5.00%, 5/1/2021	5.00%, 6/15/2025	5.00%, 7/1/2028	5.00%, 8/1/2030

MARKET VALUE	$2,928,700	2,372,700	1,789,515	1,768,560	1,744,395

% OF NET ASSETS	3.4	2.8	2.1	2.1	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.3%
Short Term Investments	0.9
Other Assets & Liabilities	(0.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays New York Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the New York municipal bond market and provides income that is exempt from federal and New York state income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 3.05%, and the total return for the Barclays Managed Money Municipal New York Index (the “Index”) was 3.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, costs associated with trading and execution contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended mostly higher over the first 7 months of the fiscal year. This trend reversed in February and proceeded to move mostly lower for the balance of the fiscal year. In fact, the AAA municipal yield curve ended the year nearly where it began for maturities of 10 years and longer. Not so for the shorter end of the yield curve as the five year portion rose 18 basis points and two year maturities rose 35 basis points, resulting in a flatter shaped curve.

On an individual security level, the top positive contributors to the Fund’s performance were holdings in the sub-5% coupon range which outperformed those in the index. Additionally portfolio holdings within the Electric Revenue, Industrial Development and Pollution Control, Transportation and Lease-backed sectors helped performance relative to the benchmark. The top negative contributors to the Fund’s performance were bonds with coupons larger than 5% where the Fund had very little exposure due to scarcity of these bonds in the marketplace. Additionally, the Special Tax, State and Local General Obligation sectors underperformed. Bonds held in the longer duration ranges underperformed as well. There was largely due to a single security issued by Columbia University. The timing of this purchase was unfortunate as this bond was purchased just prior to the rise in municipal interest rates.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.20%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	NEW YORK INDEX	VALUE	VALUE	NEW YORK INDEX

ONE YEAR	3.05%	2.85%	3.22%	3.05%	2.85%	3.22%

THREE YEARS	8.87%	8.25%	9.51%	2.87%	2.68%	3.08%

FIVE YEARS	22.94%	22.09%	25.24%	4.22%	4.07%	4.60%

SINCE INCEPTION (1)	41.02%	40.17%	43.77%	4.55%	4.47%	4.82%

(1)	For the period October 11, 2007 to June 30, 2015.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

NEW YORK, STATE
	NEW YORK, NY,	DORMITORY	NEW YORK, STATE	NEW YORK, UTILITY	NEW YORK, STATE
	GENERAL	AUTHORITY, SALES	DORMITORY AUTHORITY	DEBT SECURITIZATION	LOCAL GOVERNMENT
	OBLIGATION,	TAX REVENUE,	REVENUE, NON STATE	AUTHORITY REVENUE,	ASSISTANCE CORP.
	SERIES F,	SERIES A,	SUPPORTED DEBT,	SERIES TE,	REVENUE, SERIES B,
DESCRIPTION	5.00%, 8/1/2027	4.13%, 3/15/2033	5.00%, 10/1/2045	5.00%, 12/15/2029	5.00%, 4/1/2018

MARKET VALUE	$1,009,061	948,789	937,627	872,662	831,832

% OF NET ASSETS	3.4	3.2	3.1	2.9	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.1%
Short Term Investments	0.0 **
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term, tax-exempt, municipal bond market and provides income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 0.46%, and the total return for the Barclays Managed Money Municipal Short Term Index (the “Index”) was 0.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, and costs associated with trading and execution contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended mostly higher over the first 7 months of the fiscal year. This trend reversed in February and proceeded to move mostly lower for the balance of the fiscal year. In fact, the AAA municipal yield curve ended the year nearly where it began for maturities of 10 years and longer. Not so for the shorter end of the yield curve as the five year portion rose 18 basis points and two year maturities rose 35 basis points, resulting in a flatter shaped curve.

On an individual security level, the top positive contributors to the Fund’s performance were the portfolios’ slight underweighting to 1 to 2 year maturities, slight overweighting to 2 to 3 year maturities and the portfolio holdings structured with mandatory put features which offered an incremental yield advantage. In the area of sector selection, the portfolio benefitted from a slight overweighting to Local General Obligation Bonds, and holdings within the Transportation, Electric Revenue, and Resource Recovery sectors. Furthermore, portfolio holdings from the States of Florida, Washington, Connecticut and Texas did better than the Index holdings within these same States. The top negative contributors to the Fund’s performance were a slight underweighting to the 4 to 5 year maturities of the yield curve. The portfolio’s most abundant coupon was 5% and these underperformed lower coupons during the Reporting Period. The portfolio maintained a slight overweighting to State General Obligation Bonds which proved to be a negative factor. Additionally, holdings from the States of New York, Ohio and Virginia underperformed the index holdings within those states.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.20%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	SHORT TERM INDEX	VALUE	VALUE	SHORT TERM INDEX

ONE YEAR	0.46%	0.67%	0.68%	0.46%	0.67%	0.68%

THREE YEARS	2.58%	2.60%	3.30%	0.85%	0.86%	1.09%

FIVE YEARS	7.43%	7.49%	8.89%	1.44%	1.45%	1.72%

SINCE INCEPTION (1)	22.05%	22.15%	25.78%	2.61%	2.62%	3.02%

(1)	For the period October 10, 2007 to June 30, 2015.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

CALIFORNIA, BAY
	CALIFORNIA, STATE	AREA TOLL	WASHINGTON, STATE	CENTRAL PLAINS	HAWAII, STATE
	DEPARTMENT OF WATER	AUTHORITY, TOLL	GENERAL	ENERGY PROJECT, NE,	GENERAL
	RESOURCES REVENUE,	BRIDGE REVENUE,	OBLIGATION,	GAS SUPPLY	OBLIGATION,
	SERIES L,	SERIES C,	SERIES B,	REVENUE,	SERIES EF,
DESCRIPTION	5.00%, 5/1/2019	1.88%, 4/1/2047	4.00%, 7/1/2019	5.00%, 8/1/2039	5.00%, 11/1/2018

MARKET VALUE	$31,295,736	29,463,541	28,112,773	27,115,652	25,921,344

% OF NET ASSETS	1.2	1.1	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.8%
Short Term Investments	0.0 **
Other Assets & Liabilities	1.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen S&P High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 4.47%, and the total return for the S&P Municipal Yield Index (the “Index”) was 4.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and costs associated with trading and execution contributed to the difference between the Fund’s performance and that of the Index.

Municipal bond prices trended mostly higher over the first 7 months of the fiscal year. This trend reversed in February and proceeded to move mostly lower for the balance of the fiscal year. In fact, the AAA municipal yield curve ended the year nearly where it began for maturities of 10 years and longer. Not so for the shorter end of the yield curve as the five year portion rose 18 basis points and two year maturities rose 35 basis points, resulting in a flatter shaped curve.

On an individual security level, the top positive contributors to the Fund’s performance were a slight overweight in the longer duration portion of the municipal yield curve, specifically the 8 to 9 year and 12 year+ segments enhanced return relative to the benchmark. Additionally, the Fund’s holdings in the Hospital and Nursing Home Sector had a positive impact on relative returns. Also, Tobacco and Transportation bonds outperformed their Index counterparts. The Fund was helped by its exposure to California, New York, Florida and Colorado holdings. The top negative contributors to the Fund’s performance were the Fund’s Puerto Rico holdings. Puerto Rico broadly crosses numerous sectors, duration segments and coupon ranges. For example, the poorest performing sectors were State General Obligation, Special Tax and Electric Revenue. Within each of these sectors, the biggest detractor from performance specifically was, Puerto Rico General Obligation, the Electric Authority and the Sales Tax revenue bonds.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.50%*.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P			S&P
	NET ASSET	MARKET	MUNICIPAL	NET ASSET	MARKET	MUNICIPAL
	VALUE	VALUE	YIELD INDEX	VALUE	VALUE	YIELD INDEX

ONE YEAR	4.47%	3.06%	4.66%	4.47%	3.06%	4.66%

THREE YEARS	15.62%	13.98%	15.27%	4.96%	4.46%	4.85%

SINCE INCEPTION (1)	38.33%	36.47%	39.18%	8.00%	7.65%	8.16%

(1)	For the period April 13, 2011 to June 30, 2015.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.4500% until October 31, 2015.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	JEFFERSON COUNTY,	PUERTO RICO			CALIFORNIA, GOLDEN
	AL, SUBORDINATE	COMMONWEALTH,		PUERTO RICO	STATE TOBACCO
	LIEN SEWER	GENERAL	NEW YORK LIBERTY	ELECTRIC POWER	SECURITIZATION
	WARRANT REVENUE,	OBLIGATION,	DEVELOPMENT	AUTHORITY REVENUE,	CORP., REVENUE,
	SERIES D,	SERIES A,	CORP., REVENUE,	SERIES WW,	SERIES A-1,
DESCRIPTION	6.00%, 10/1/2042	5.50%, 7/1/2020	5.00%, 11/15/2044	5.50%, 7/1/2038	5.75%, 6/1/2047

MARKET VALUE	$5,014,378	4,987,450	4,971,780	4,826,687	4,792,912

% OF NET ASSETS	1.3	1.3	1.3	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.6%
Short Term Investments	0.3
Other Assets & Liabilities	1.1

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Nuveen Barclays Build America Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Nuveen Barclays Build America Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for taxable municipal securities with respect to which the issuer has made an irrevocable election to designate the bonds as “Qualified Bonds” under the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid (“direct pay Build America Bonds”). In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 2.57%, and the total return for the Barclays Build America Bond Index (the “Index”) was 3.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses contributed to the difference between the Fund’s performance and that of its Index.

The size of the Fund grew throughout most of the course of the Fiscal Year, allowing the Fund to add to both the number of and size of positions; however, during the last couple of months of the Fiscal Year, beginning in late April, a meaningful portion of the asset growth was given back via in-kind redemptions. For the entire year, the Fund assets under management grew, albeit at an uneven pace.

Over the course of the fiscal year, 30-year Treasury yields increased 24 bps. Since the Index and its universe of constituents contained generally long duration securities, returns for the Fund and Index were negatively impacted by the increase in interest rates. However, the yield return for the Reporting Period was positive and able to produce an overall positive market return for both the Fund and the Index for the fiscal year.

On an individual security level, the top positive contributors to the Fund’s performance were those bonds held for the entire fiscal year and therefore able to benefit from an entire year of yield return. Specifically, the bonds of California State GO 7.30% due in 2039, Georgia Municipal Electric Authority 6.637% due in 2057 and callable California State GO 7.95% due in 2036. The top negative contributors to the Fund’s performance were those bonds purchased with the proceeds of cash creations from early 2015 and subsequently sold when redemptions accelerated late in the fiscal year. Specifically, the bonds of Los Angeles Dept. of Water and Power 6.603% due in 2050, New Jersey Turnpike Authority 7.102% due in 2041, and Bay Area Toll Authority 7.043% due in 2050.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS BUILD	NET ASSET	MARKET	BARCLAYS BUILD
	VALUE	VALUE	AMERICA BOND INDEX	VALUE	VALUE	AMERICA BOND INDEX

ONE YEAR	2.57%	0.55%	3.07%	2.57%	0.55%	3.07%

THREE YEARS	13.49%	10.97%	15.51%	4.31%	3.53%	4.93%

FIVE YEARS	48.92%	45.19%	54.20%	8.29%	7.74%	9.05%

SINCE INCEPTION (1)	51.40%	48.05%	56.62%	8.41%	7.94%	9.13%

(1)	For the period May 12, 2010 to June 30, 2015.

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Nuveen Barclays Build America Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	CALIFORNIA, STATE	CALIFORNIA, STATE	NEW JERSEY, STATE	CALIFORNIA, STATE	CALIFORNIA, STATE
	GENERAL	GENERAL	TURNPIKE AUTHORITY	GENERAL	GENERAL
	OBLIGATION,	OBLIGATION,	REVENUE,	OBLIGATION,	OBLIGATION,
DESCRIPTION	7.55%, 4/1/2039	7.60%, 11/1/2040	7.10%, 1/1/2041	7.50%, 4/1/2034	7.30%, 10/1/2039

MARKET VALUE	$2,789,950	2,133,323	2,084,282	1,660,524	1,541,718

% OF NET ASSETS	3.9	3.0	2.9	2.3	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	97.5%
Short Term Investments	1.2
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR DB International Government Inflation-Protected Bond ETF —
Management’s Discussion of Fund Performance

The SPDR DB International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation-protected sector of the global bond market outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −11.25%, and the total return for the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “Index”) was −10.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

The total return of the DB Global Government ex-US Inflation-Linked Bond Capped Index is primarily driven by changes in local yield curves, inflation rates, expectations on inflation rates, and currency exchange rates. For instance the DXY U.S. Dollar Index (a general international value of the U.S. dollar) increased during the period. As the Fund and Index are unhedged to the U.S. dollar, they experienced a negative contribution to return approximately equal to the strengthening of the U.S. dollar. Additionally, persistently low inflation rates in the majority of the underlying countries of this Index detracted further, resulting in a lower net performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.50%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL			DB GLOBAL
			GOVERNMENT EX-U.S.			GOVERNMENT EX-U.S.
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

ONE YEAR	−11.25%	−10.50%	−10.81%	−11.25%	−10.50%	−10.81%

THREE YEARS	−0.86%	−0.11%	1.08%	−0.29%	−0.04%	0.36%

FIVE YEARS	19.73%	20.81%	23.15%	3.67%	3.85%	4.25%

SINCE INCEPTION (1)	7.50%	7.96%	14.34%	1.00%	1.05%	1.85%

(1)	For the period March 13, 2008 to June 30, 2015.

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		UNITED KINGDOM
	REPUBLIC OF FRANCE,	TREASURY BOND,	REPUBLIC OF ITALY,	REPUBLIC OF ITALY,	REPUBLIC OF ITALY,
DESCRIPTION	2.25%, 7/25/2020	4.13%, 7/22/2030	2.35%, 9/15/2024	3.10%, 9/15/2026	2.60%, 9/15/2023

MARKET VALUE	$25,261,190	23,436,699	18,409,744	17,483,895	16,317,231

% OF NET ASSETS	3.3	3.0	2.4	2.3	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Foreign Government Obligations	99.1%
Short Term Investments	0.1
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term International Treasury Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed-rate, investment grade debt issued by foreign governments of investment grade countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −15.67%, and the total return for the Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”) was −15.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

The total return of the Barclays 1-3 Year Global Treasury ex-US Capped Index is primarily driven by changes in local yield curves that contribute to price returns, coupon returns and currency exchange rates. The DXY US Dollar Index (a general international value of the US Dollar) increased during the period. As both the Index and Fund are unhedged to the US Dollar, they experienced a negative contribution to return approximately equal to the strengthening of the US Dollar. It should be noted that this served as the largest detraction from performance during the Reporting Period. Additionally, excluding currency effects, the total return for each sovereign in the Index was positive except for two countries which assisted performance in the Fund and Index. From the original list* of Index countries, examples of sovereigns with the highest local currency total returns were Australia and New Zealand, while Japan and Germany were examples in the smallest local contribution category. However, in USD terms and taking Index market weights into account, the two largest contributors to the Index’s performance from the original list* of countries were the sovereigns of New Zealand and Ireland, while the two largest detractors, were Japan and to a lesser extent, France.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*On January 31, 2015 and April 30, 2015 countries were added to the Barclays 1-3 Year Global Treasury ex-US Capped Index.

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-3 YEAR			BARCLAYS 1-3 YEAR
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

ONE YEAR	−15.67%	−15.63%	−15.51%	−15.67%	−15.63%	−15.51%

THREE YEARS	−13.97%	−13.49%	−13.18%	−4.89%	−4.71%	−4.60%

FIVE YEARS	−5.53%	−5.01%	−3.69%	−1.13%	−1.02%	−0.75%

SINCE INCEPTION (1)	−1.99%	−2.00%	0.73%	−0.31%	−0.31%	0.11%

(1)	For the period January 15, 2009 to June 30, 2015.

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	GOVERNMENT OF	COMMONWEALTH OF	GOVERNMENT OF	GOVERNMENT OF	GOVERNMENT OF
	JAPAN 5 YEAR BOND,	AUSTRALIA,	JAPAN 5 YEAR BOND,	JAPAN 5 YEAR BOND,	JAPAN 2 YEAR BOND,
DESCRIPTION	0.30%, 6/20/2018	5.50%, 1/21/2018	0.20%, 12/20/2017	0.10%, 12/20/2017	0.10%, 4/15/2017

MARKET VALUE	$4,120,488	3,296,659	3,283,913	3,275,871	3,274,806

% OF NET ASSETS	2.1	1.7	1.6	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.1%
Short Term Investment	1.1
Other Assets & Liabilities	1.8

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International Treasury Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate, local currency, sovereign debt of investment grade countries outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −13.01%, and the total return for the Barclays Global Treasury Ex-US Capped Index (the “Index”) was −12.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

The total return of the Barclays Global Treasury Ex-US Capped Index is primarily driven by changes in local yield curves that contribute to price returns, coupon returns and currency exchange rates. The DXY US Dollar Index (a general international value of the US Dollar) increased during the period. As both the Index and Fund are unhedged to the US Dollar, they experienced a negative contribution to return approximately equal to the strengthening of the US Dollar. It should be noted that this served as the largest detractor from performance during the Reporting Period. Excluding currency effects, the total return for each sovereign in the Index was positive which assisted performance in the Fund and Index. From the original list* of Index countries, examples of sovereigns with the highest local currency total returns were New Zealand, and the United Kingdom, while Japan and Finland were examples in the smallest local contribution category. However, in USD terms and taking Index market weights into account, the two largest contributors to the Index’s performance from the original list* of countries were the sovereigns of the United Kingdom and New Zealand, while France detracted and Japan contributed the smallest amount.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*On January 1st , 2015 countries were added to the Barclays Global Treasury Ex-US Capped Index.

SPDR Barclays International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.50%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

ONE YEAR	−13.01%	−13.31%	−12.64%	−13.01%	−13.31%	−12.64%

THREE YEARS	−7.45%	−7.51%	−6.10%	−2.55%	−2.57%	−2.08%

FIVE YEARS	6.67%	6.74%	9.49%	1.30%	1.31%	1.83%

SINCE INCEPTION (1)	16.79%	16.66%	22.89%	2.02%	2.01%	2.70%

(1)	For the period October 2, 2007 to June 30, 2015.

SPDR Barclays International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	KOREA TREASURY	GOVERNMENT OF	KOREA TREASURY	KOREA TREASURY	KOREA TREASURY
	BOND,	JAPAN 10 YEAR BOND,	BOND,	BOND,	BOND,
DESCRIPTION	3.50%, 3/10/2024	0.60%, 3/20/2023	3.25%, 9/10/2018	3.13%, 3/10/2019	3.50%, 9/10/2016

MARKET VALUE	$16,337,577	12,714,139	11,822,740	11,579,129	10,294,840

% OF NET ASSETS	1.1	0.9	0.8	0.8	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.0%
Short Term Investments	0.7
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −16.02%, and the total return for the Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”) was −15.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its’ bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. Talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays International Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.50%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
			AGGREGATE EX-USD			AGGREGATE EX-USD
	NET ASSET	MARKET	> $1B: CORPORATE	NET ASSET	MARKET	> $1B: CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

ONE YEAR	−16.02%	−16.16%	−15.68%	−16.02%	−16.16%	−15.68%

THREE YEARS	0.97%	1.14%	2.13%	0.32%	0.38%	0.71%

FIVE YEARS	13.94%	13.98%	16.44%	2.64%	2.65%	3.09%

SINCE INCEPTION (1)	13.83%	14.13%	16.36%	2.56%	2.62%	3.01%

(1)	For the period May 19, 2010 to June 30, 2015.

SPDR Barclays International Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays International Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		COOPERATIEVE		COOPERATIEVE
		CENTRALE		CENTRALE
		RAIFFEISEN-		RAIFFEISEN-
	DEUTSCHE	BOERENLEENBANK		BOERENLEENBANK	SHELL INTERNATIONAL
	BANK AG,	BA/NETHERLANDS,	PFIZER, INC.,	BA/NETHERLANDS,	FINANCE BV,
DESCRIPTION	2.38%, 1/11/2023	4.13%, 1/14/2020	6.50%, 6/3/2038	4.13%, 7/14/2025	4.38%, 5/14/2018

MARKET VALUE	$1,274,543	1,019,219	879,899	874,839	870,203

% OF NET ASSETS	0.7	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.2%
Short Term Investment	0.0 **
Other Assets & Liabilities	1.8

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Barclays Emerging Markets Local Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate, local currency, sovereign debt of emerging market countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −13.35%, and the total return for the Barclays EM Local Currency Government Diversified Index (the “Index”) was −12.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The majority of the performance differential between the Fund performance and that of the index was attributable to the management fees. Aside from this, the performance differential was also driven by withholding tax charges.

Over the 12-month period, markets were unsettled by a steady stream of disquieting headlines as geopolitical risk from Russia was displaced by sovereign debt risk from Greece. This, combined with fears that the Federal Reserve was nearing the start of the rate hike cycle, prompted government bonds to sell-off. In the local emerging government bond markets, the negative return was due primarily to currency return losses (−17.40% over the period) and only marginally due to bond price impact (−0.11%) over the 12-month period to 30th June 2015.

The Fund does employ the use of derivatives in seeking its objective but these investments have neither significantly added nor detracted from Fund performance relative to the Index. The Fund will use NDFs when it is unable to get physical bond exposures for varying reasons (e.g. poor liquidity or withholding taxes). The Fund aim to be fully invested in domestic physical bonds as the basis risk between any synthetic exposure and domestic bonds increases in times of stress and therefore any synthetic exposure is not a good proxy for bonds in the Index. The Fund may also use bond futures for efficient portfolio management purposes and not on a continuous basis.

On an individual security level, the top positive contributors to the Fund’s performance were BLTN 1/1/2018, BLTN 10/1/2016 and BNTNF 9.762 1/1/2025. The fund aims to track the index as closely as possible. The three mentioned top positive contributors to the Fund’s performance added 1.3 bps, 0.7 bps and 0.6 bps respectively. The top negative contributors to the Fund’s performance were MBONO 10.0 12/5/2024, SAGB 7.25 1/15/2020, and SAGB 7.75 2/28/2023. The three mentioned top negative contributors to the Fund’s performance detracted −1.4 bps, −0.7 bps and −0.7 bps respectively. Given the relatively small size of the Fund, a degree of sampling is required in the investment approach. The Fund is overweight a number of smaller countries where it is not possible to gain exposure given the Fund size and therefore tracking differences do arise.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.50%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS EM			BARCLAYS EM
			LOCAL CURRENCY			LOCAL CURRENCY
	NET ASSET	MARKET	GOVERNMENT	NET ASSET	MARKET	GOVERNMENT
	VALUE	VALUE	DIVERSIFIED INDEX	VALUE	VALUE	DIVERSIFIED INDEX

ONE YEAR	−13.35%	−13.36%	−12.79%	−13.35%	−13.36%	−12.79%

THREE YEARS	−5.66%	−6.83%	−3.18%	−1.92%	−2.33%	−1.07%

SINCE INCEPTION (1)	−0.63%	−0.79%	3.38%	−0.15%	−0.18%	0.77%

(1)	For the period February 23, 2011 to June 30, 2015.

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Emerging Markets Local Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	BRAZIL LETRAS DO	BRAZIL NOTAS DO	BRAZIL LETRAS DO		BRAZIL LETRAS DO
	TESOURO NACIONAL,	TESOURO NACIONAL	TESOURO NACIONAL,	KOREA TREASURY	TESOURO NACIONAL,
	ZERO COUPON,	SERIES F,	ZERO COUPON,	BOND,	ZERO COUPON,
DESCRIPTION	7/1/2016	10.00%, 1/1/2021	1/1/2018	2.75%, 9/10/2017	1/1/2017

MARKET VALUE	$1,277,976	1,253,903	1,225,976	1,217,815	1,123,361

% OF NET ASSETS	1.3	1.3	1.3	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.4%
Short Term Investment	0.2
Other Assets & Liabilities	2.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays International High Yield Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays International High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the high yield corporate bond market of non-U.S. issuers. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −8.86%, and the total return for the Barclays Global HY ex US Domiciled 350mn+ Cash Pay Index (the “Index”) was −8.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its’ bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. Talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays International High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/12/14, 3/13/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.40%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL HY			BARCLAYS GLOBAL HY
			ex US DOMICILED			ex US DOMICILED
	NET ASSET	MARKET	350MN+ CASH	NET ASSET	MARKET	350MN+ CASH
	VALUE	VALUE	PAY INDEX	VALUE	VALUE	PAY INDEX

ONE YEAR	−8.86%	−9.20%	−8.57%	−8.86%	−9.20%	−8.57%

SINCE INCEPTION (1)	−6.06%	−7.15%	−5.96%	−4.68%	−5.53%	−4.62%

(1)	For the period March 12, 2014 to June 30, 2015.

SPDR Barclays International High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays International High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		SEVERSTAL OAO VIA		VIRGIN MEDIA	WIND ACQUISITION
	EVRAZ GROUP SA,	STEEL CAPITAL SA,	COMMERZBANK AG,	SECURED FINANCE PLC,	FINANCE SA,
DESCRIPTION	7.40%, 4/24/2017	4.45%, 3/19/2018	8.13%, 9/19/2023	5.38%, 4/15/2021	7.00%, 4/23/2021

MARKET VALUE	$252,320	241,375	233,268	231,750	230,194

% OF NET ASSETS	1.0	1.0	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.3%
Short Term Investment	0.1
Other Assets & Liabilities	1.6

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays High Yield Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −2.50%, and the total return for the Barclays High Yield Very Liquid Index (the “Index”) was −1.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

The poor performance across products with credit exposure was broad, and with that it is often the longest and riskiest portions of the maturity and credit buckets that perform the worst. This held true for the Barclays High Yield Very Liquid Index as it achieved a lower Reporting Period total and excess return than the Barclays 350mn Cash Pay 0-5 Yr 2% Capped Index, which is the benchmark for our Short Term High Yield Bond ETF (SJNK).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.40%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	HIGH YIELD VERY	NET ASSET	MARKET	HIGH YIELD VERY
	VALUE	VALUE	LIQUID INDEX	VALUE	VALUE	LIQUID INDEX

ONE YEAR	−2.50%	−2.56%	−1.13%	−2.50%	−2.56%	−1.13%

THREE YEARS	17.31%	16.62%	20.24%	5.47%	5.26%	6.34%

FIVE YEARS	44.76%	45.56%	51.38%	7.68%	7.80%	8.65%

SINCE INCEPTION (1)	56.60%	56.92%	85.23%	6.09%	6.12%	8.46%

(1)	For the period November 28, 2007 to June 30, 2015.

SPDR Barclays High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

					FCA US LLC/CG
	SPRINT CORP.,	NUMERICABLE-SFR SAS,	HJ HEINZ CO.,	HCA, INC.,	CO-ISSUER, INC.,
DESCRIPTION	7.88%, 9/15/2023	6.00%, 5/15/2022	4.25%, 10/15/2020	6.50%, 2/15/2020	8.25%, 6/15/2021

MARKET VALUE	$59,268,006	53,647,569	49,422,372	48,756,525	48,554,050

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.6%
Short Term Investments	5.7
Other Assets & Liabilities	(3.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Short Term High Yield Bond ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield, short-term, corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −1.72%, and the total return for the Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”) was −0.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

The poor performance across credit products was broad, and with that, it is often the longer and riskier portions of credit markets that perform the worst. Specific to the Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index, its shorter duration allowed it to outperform the longer U.S. High Yield Very Liquid Index, however, still putting up negative total and excess returns over the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.40%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS US HIGH			BARCLAYS US HIGH
			YIELD 350MN CASH			YIELD 350MN CASH
	NET ASSET	MARKET	PAY 0-5YR 2%	NET ASSET	MARKET	PAY 0-5YR 2%
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

ONE YEAR	−1.72%	−1.77%	−0.35%	−1.72%	−1.77%	−0.35%

THREE YEAR	14.22%	13.53%	17.79%	4.53%	4.32%	5.61%

SINCE INCEPTION (1)	14.72%	15.01%	19.46%	4.25%	4.33%	5.55%

(1)	For the period March 14, 2012 to June 30, 2015.

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Short Term High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

					EP ENERGY LLC/EVEREST
				SPRINT	ACQUISITION
	HCA, INC.,	SOFTBANK CORP.,	NUMERICABLE-SFR SAS,	COMMUNICATIONS, INC.,	FINANCE, INC.,
DESCRIPTION	6.50%, 2/15/2020	4.50%, 4/15/2020	4.88%, 5/15/2019	9.00%, 11/15/2018	9.38%, 5/1/2020

MARKET VALUE	$39,921,570	31,467,563	28,759,500	26,571,488	24,847,275

% OF NET ASSETS	0.9	0.7	0.7	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	96.8%
Short Term Investments	7.3
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays Investment Grade Floating Rate ETF —
Management’s Discussion of Fund Performance

The SPDR Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade, floating rate notes with maturities greater than or equal to one month and less than five years. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 0.29%, and the total return for the Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”) was 0.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

The Barclays U.S. Dollar Floating Rate Note < 5 Years Index benefitted from having a short duration as interest rate volatility picked up in the second half of the Reporting Period, allowing the Index to outperform comparable duration-matched Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			DOLLAR FLOATING			DOLLAR FLOATING
	NET ASSET	MARKET	RATE NOTE	NET ASSET	MARKET	RATE NOTE
	VALUE	VALUE	< 5 YEARS INDEX	VALUE	VALUE	< 5 YEARS INDEX

ONE YEAR	0.29%	0.56%	0.51%	0.29%	0.56%	0.51%

THREE YEARS	3.15%	4.04%	3.88%	1.04%	1.33%	1.28%

SINCE INCEPTION (1)	5.16%	5.49%	6.14%	1.42%	1.50%	1.68%

(1)	For the period November 30, 2011 to June 30, 2015.

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Barclays Investment Grade Floating Rate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	GOLDMAN SACHS		TORONTO-	JPMORGAN	NATIONAL AUSTRALIA
	GROUP, INC.,	KOMMUNALBANKEN AS,	DOMINION BANK,	CHASE & CO.,	BANK, LTD.,
DESCRIPTION	0.73%, 3/22/2016	0.66%, 3/27/2017	0.74%, 9/9/2016	1.18%, 1/25/2018	0.83%, 7/25/2016

MARKET VALUE	$6,167,032	3,771,090	3,512,236	3,372,053	3,366,264

% OF NET ASSETS	1.6	1.0	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.8%
Foreign Government Obligations	1.1
Short Term Investments	1.1
Other Assets & Liabilities	(1.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the emerging market, senior and secured, corporate debt market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −0.35%, and the total return for the BofA Merrill Lynch Emerging Markets Diversified Corporate Index (the “Index”) was −0.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

In contrast to the last Reporting Period, products with credit exposure performed poorly, posting the lowest total returns and negative excess returns over the period. This held true for the BofA Merrill Lynch Emerging Markets Diversified Corporate Bond Index. From a credit risk perspective it has a lower average rating than the Barclays US Corporate Index which caused it to achieve a lower Reporting Period total return.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.50%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			EMERGING MARKETS			EMERGING MARKETS
	NET ASSET	MARKET	DIVERSIFIED	NET ASSET	MARKET	DIVERSIFIED
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

ONE YEAR	−0.35%	−1.87%	−0.36%	−0.35%	−1.87%	−0.36%

THREE YEAR	11.21%	9.50%	12.85%	3.60%	3.07%	4.11%

SINCE INCEPTION (1)	11.51%	11.32%	13.35%	3.65%	3.60%	4.22%

(1)	For the period June 18, 2012 to June 30, 2015.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

				SINOPEC GROUP
	PETROLEOS	CNOOC	HUTCHISON WHAMPOA	OVERSEAS	ABU DHABI NATIONAL
	MEXICANOS,	FINANCE 2013 , LTD.,	INTERNATIONAL 11, LTD.,	DEVELOPMENT 2015, LTD.,	ENERGY CO. PJSC,
DESCRIPTION	6.50%, 6/2/2041	3.00%, 5/9/2023	4.63%, 1/13/2022	2.50%, 4/28/2020	5.88%, 12/13/2021

MARKET VALUE	$348,400	331,578	322,570	295,482	288,450

% OF NET ASSETS	1.7	1.6	1.6	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.5%
Short Term Investments	7.6
Other Assets & Liabilities	(6.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Management’s Discussion of Fund Performance

The SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. crossover corporate bond market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 0.42%, and the total return for the BofA Merrill Lynch US Diversified Crossover Corporate Index (the “Index”) was 0.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in Fund performance, relative to its Index, can be attributed to security sampling and transaction costs.

Whereas last calendar year, markets generally witnessed strong support for credit exposed products and a rotation out of “safe-haven” assets, this year’s Reporting Period ended with mixed support at both ends of the risk spectrum, with the credit and government components both posting positive total returns. However credit exposed products underperformed comparable duration-matched Treasuries considerably over the Reporting Period as U.S. Treasuries rallied well into January of 2015. Looming in the backdrop was a possible interest rate hike sometime in 2015 by the Federal Reserve which caused investors to trim their fixed income exposures in anticipation.

As promised in the summer of 2014, the Federal Reserve concluded its bond purchasing program in October, giving way to the return of volatility as U.S. fixed income markets adjusted to losing the large purchases made by the central bank since 2008. A deteriorating global growth outlook had investors seeking out “safe-haven” assets and abandoning riskier instruments as stock markets and oil prices plummeted and fears of deflation emerged across the globe. The U.S. labor market started to show signs of health over the Reporting Period, as a string of strong job prints concluded 2014, however absent wage growth was a missing piece of the puzzle that could stall the Federal Reserve’s intention to hike interest rates. In March, the European Central Bank began its bond purchasing program, which caused some European fixed income yields to dip into negative territory, making U.S. fixed income securities very attractive to yield thirsty investors. As equity markets and oil prices began to show signs of stability starting in April, investors began to shed U.S. fixed income assets at the fastest pace since the taper tantrum in the summer of 2013 in anticipation of a shift in the Federal Reserve’s accommodative monetary policy. Although economic data remained somewhat mixed throughout the period, volatility made its presence known in global bond markets, starting in Germany with a sharp selloff that spilled overseas in May and June as the threat of deflation resided. International issues also overshadowed the U.S. outlook in June as talks between Greece and its creditors broke down mid-month, leading to Greek Prime Minister Tsipras calling for a referendum. With the contagion effects of an uncertain Greek vote remaining well contained within Greek and surrounding periphery bonds, investors still sought out safety allowing for a small rally in risk-free assets.

Due to its shorter duration, the BofA Merrill Lynch US Diversified Crossover Corporate Index achieved a higher Reporting Period total return than that of the Barclays Corporate Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented June 30, 2015) is 0.40%*.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			US DIVERSIFIED			US DIVERSIFIED
	NET ASSET	MARKET	CROSSOVER	NET ASSET	MARKET	CROSSOVER
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

ONE YEAR	0.42%	0.04%	0.99%	0.42%	0.04%	0.99%

THREE YEAR	14.75%	12.49%	16.35%	4.69%	4.00%	5.18%

SINCE INCEPTION (1)	15.84%	15.59%	17.14%	4.96%	4.89%	5.36%

(1)	For the period June 18, 2012 to June 30, 2015.
*	SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2015.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

				ROYAL BANK OF
	CAPITAL ONE NA,	TRANSOCEAN, INC.,	NAVIENT CORP.,	SCOTLAND GROUP PLC,	NAVIENT CORP.,
DESCRIPTION	1.65%, 2/5/2018	2.50%, 10/15/2017	8.00%, 3/25/2020	6.13%, 12/15/2022	6.00%, 1/25/2017

MARKET VALUE	$248,083	242,500	223,000	215,356	208,000

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.1%
Short Term Investments	7.0
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.00%, 8/13/2015	$156,514,000	$156,512,125
0.00%, 8/20/2015	234,773,000	234,769,739
0.00%, 9/3/2015	156,514,000	156,511,217
0.00%, 8/27/2015 (a)	156,514,000	156,511,516
0.01%, 8/6/2015 (a)	156,514,000	156,512,436
0.01%, 9/10/2015	156,514,000	156,512,460
0.01%, 9/17/2015	234,773,000	234,767,913
0.01%, 9/24/2015	150,254,000	150,252,222

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,402,382,735)		1,402,349,628

	Shares
SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS — 1.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	19,380,000	19,380,000
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d)	883,103	883,103

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $20,263,103)		20,263,103

TOTAL INVESTMENTS — 101.4% (f)
(Cost $1,422,645,838)		1,422,612,731
OTHER ASSETS & LIABILITIES — (1.4)%		(19,424,321)

NET ASSETS — 100.0%		$1,403,188,410

*	Rate shown is the discount rate at time of purchase, not a coupon rate
(a)	A portion of the security was on loan at June 30, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds
0.63%, 2/15/2043	$14,209,423	$12,610,863
0.75%, 2/15/2042	14,537,938	13,370,396
0.75%, 2/15/2045	9,614,173	8,784,951
1.38%, 2/15/2044	14,032,506	14,988,400
1.75%, 1/15/2028	10,599,852	12,022,564
2.00%, 1/15/2026	14,312,812	16,448,569
2.13%, 2/15/2040	9,971,730	12,288,561
2.13%, 2/15/2041	15,556,961	19,300,433
2.38%, 1/15/2025	21,098,602	24,850,144
2.38%, 1/15/2027	11,608,434	13,917,468
2.50%, 1/15/2029	9,361,335	11,556,849
3.38%, 4/15/2032	3,997,248	5,643,595
3.63%, 4/15/2028	14,738,710	20,111,412
3.88%, 4/15/2029	16,849,040	23,904,576
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2017	27,784,057	28,153,030
0.13%, 4/15/2018	30,722,109	31,192,464
0.13%, 4/15/2019	30,307,760	30,700,852
0.13%, 4/15/2020	10,917,168	11,014,440
0.13%, 1/15/2022	25,906,627	25,708,182
0.13%, 7/15/2022	25,323,965	25,145,937
0.13%, 1/15/2023	25,228,766	24,814,762
0.13%, 7/15/2024	24,525,539	23,950,660
0.25%, 1/15/2025	24,587,026	24,152,820
0.38%, 7/15/2023	25,023,236	25,144,349
0.63%, 7/15/2021	22,586,694	23,338,379
0.63%, 1/15/2024	24,957,515	25,417,732
1.13%, 1/15/2021	23,815,493	25,218,463
1.25%, 7/15/2020	21,088,895	22,581,567
1.38%, 7/15/2018	9,862,886	10,457,717
1.38%, 1/15/2020	12,462,867	13,333,273
1.63%, 1/15/2018	11,126,779	11,756,110
1.88%, 7/15/2019	10,105,139	11,022,484
2.13%, 1/15/2019	9,762,876	10,626,304
2.38%, 1/15/2017	12,131,773	12,721,256
2.50%, 7/15/2016	13,725,865	14,236,330
2.63%, 7/15/2017	9,593,961	10,295,567

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $650,009,043)		650,781,459

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c)(d) (Cost $110,967)	110,967	110,967

TOTAL INVESTMENTS — 99.6% (e)
(Cost $650,120,010)		650,892,426
OTHER ASSETS & LIABILITIES — 0.4%		2,769,561

NET ASSETS — 100.0%		$653,661,987

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (Note 2).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays 0-5 Year TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$409,866	$411,850
0.13%, 4/15/2017	466,336	472,529
0.13%, 4/15/2018	513,779	521,645
0.13%, 4/15/2019	506,852	513,426
0.13%, 4/15/2020	182,859	184,488
1.38%, 7/15/2018	163,361	173,213
1.38%, 1/15/2020	207,213	221,685
1.63%, 1/15/2018	184,865	195,321
1.88%, 7/15/2019	167,200	182,379
2.00%, 1/15/2016	201,446	204,373
2.13%, 1/15/2019	161,874	176,190
2.38%, 1/15/2017	202,840	212,696
2.50%, 7/15/2016	233,827	242,523
2.63%, 7/15/2017	159,011	170,639

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $3,896,163)		3,882,957

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (a)(b)(c) (Cost $8,583)	8,583	8,583

TOTAL INVESTMENTS — 99.7% (d)
(Cost $3,904,746)		3,891,540
OTHER ASSETS & LIABILITIES — 0.3%		12,601

NET ASSETS — 100.0%		$3,904,141

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds 2.38%, 1/15/2025	$871,290	$1,026,215
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2017	1,146,199	1,161,421
0.13%, 4/15/2018	1,268,988	1,288,416
0.13%, 4/15/2019	1,248,343	1,264,534
0.13%, 4/15/2020	449,768	453,775
0.13%, 1/15/2022	1,070,680	1,062,479
0.13%, 7/15/2022	1,046,588	1,039,231
0.13%, 1/15/2023	1,042,692	1,025,581
0.13%, 7/15/2024	1,013,508	989,751
0.25%, 1/15/2025	1,015,441	997,508
0.38%, 7/15/2023	1,034,199	1,039,204
0.63%, 7/15/2021	933,174	964,230
0.63%, 1/15/2024	1,031,481	1,050,502
1.13%, 1/15/2021	984,066	1,042,038
1.25%, 7/15/2020	871,653	933,348
1.38%, 7/15/2018	410,871	435,651
1.38%, 1/15/2020	511,906	547,657
1.63%, 1/15/2018	456,007	481,799
1.88%, 7/15/2019	424,039	462,534
2.13%, 1/15/2019	399,670	435,017
2.38%, 1/15/2017	499,762	524,045
2.50%, 7/15/2016	544,738	564,996
2.63%, 7/15/2017	399,868	429,110

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $19,373,620)		19,219,042

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (a)(b)(c) (Cost $10,337)	10,337	10,337

TOTAL INVESTMENTS — 99.7% (d)
(Cost $19,383,957)		19,229,379
OTHER ASSETS & LIABILITIES — 0.3%		64,097

NET ASSETS — 100.0%		$19,293,476

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (Note 2).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
7.50%, 11/15/2016	$315,000	$345,246
8.13%, 8/15/2019	111,800	141,958
8.50%, 2/15/2020	90,000	118,031
8.75%, 5/15/2017	156,800	180,591
8.75%, 5/15/2020	52,900	70,590
8.88%, 8/15/2017	90,000	105,508
8.88%, 2/15/2019	135,000	171,751
9.00%, 11/15/2018	111,800	140,913
9.13%, 5/15/2018	66,800	82,303
Treasury Notes
0.38%, 10/31/2016	360,000	359,730
0.50%, 7/31/2016	336,800	337,336
0.50%, 8/31/2016	450,000	450,616
0.50%, 9/30/2016	450,000	450,589
0.50%, 11/30/2016	300,100	300,283
0.50%, 1/31/2017	270,000	269,935
0.50%, 2/28/2017 (a)	180,000	179,881
0.50%, 3/31/2017	202,200	201,992
0.50%, 4/30/2017 (a)	180,000	179,698
0.50%, 7/31/2017	336,800	335,635
0.63%, 7/15/2016	749,200	751,290
0.63%, 8/15/2016	453,800	455,080
0.63%, 10/15/2016	336,800	337,703
0.63%, 11/15/2016	630,000	631,512
0.63%, 12/15/2016	360,000	360,774
0.63%, 12/31/2016	414,000	414,894
0.63%, 2/15/2017	450,000	450,666
0.63%, 5/31/2017	680,900	680,886
0.63%, 6/30/2017	350,000	349,905
0.63%, 8/31/2017	426,800	426,049
0.63%, 9/30/2017	291,800	290,989
0.63%, 11/30/2017	426,800	424,943
0.63%, 4/30/2018	336,800	333,698
0.75%, 1/15/2017	336,800	338,056
0.75%, 3/15/2017 (a)	561,800	563,828
0.75%, 6/30/2017	336,800	337,497
0.75%, 10/31/2017	450,000	449,635
0.75%, 12/31/2017	495,000	493,970
0.75%, 2/28/2018	405,000	403,388
0.75%, 3/31/2018	225,000	223,853
0.75%, 4/15/2018	329,900	328,122
0.88%, 9/15/2016	342,000	343,960
0.88%, 11/30/2016	369,000	371,140
0.88%, 12/31/2016	399,800	402,179
0.88%, 1/31/2017	561,800	564,980
0.88%, 2/28/2017 (a)	408,800	411,081
0.88%, 4/15/2017	561,800	564,783
0.88%, 4/30/2017	561,800	564,654
0.88%, 5/15/2017	360,000	361,735
0.88%, 6/15/2017	450,000	452,106
0.88%, 7/15/2017	336,800	338,201
0.88%, 8/15/2017	336,800	338,080
0.88%, 10/15/2017	468,000	469,086
0.88%, 11/15/2017	180,000	180,331
0.88%, 1/15/2018	306,000	306,132
0.88%, 1/31/2018	180,000	180,041
0.88%, 7/31/2019	225,000	220,331
1.00%, 8/31/2016	417,800	420,791
1.00%, 9/30/2016	531,000	535,052
1.00%, 10/31/2016	327,800	330,236
1.00%, 3/31/2017	270,000	272,074
1.00%, 9/15/2017	336,800	338,764
1.00%, 12/15/2017	360,000	361,505
1.00%, 2/15/2018	180,000	180,522
1.00%, 3/15/2018	194,800	195,221
1.00%, 5/15/2018 (a)	317,600	317,899
1.00%, 5/31/2018	426,800	426,915
1.00%, 6/30/2019	111,800	110,191
1.00%, 8/31/2019 (a)	225,000	221,065
1.00%, 9/30/2019	336,800	330,515
1.00%, 11/30/2019	285,900	279,670
1.13%, 6/15/2018	300,000	301,137
1.13%, 5/31/2019	156,800	155,560
1.13%, 12/31/2019	360,000	353,682
1.13%, 3/31/2020	247,200	241,870
1.13%, 4/30/2020	329,900	322,352
1.25%, 10/31/2018	450,000	451,516
1.25%, 11/30/2018	336,800	337,622
1.25%, 1/31/2019	471,800	471,979
1.25%, 4/30/2019 (a)	225,000	224,525
1.25%, 10/31/2019	180,000	178,400
1.25%, 1/31/2020 (a)	450,000	444,055
1.25%, 2/29/2020	270,000	266,028
1.38%, 6/30/2018	225,000	227,443
1.38%, 7/31/2018	336,800	340,165
1.38%, 9/30/2018	651,800	657,151
1.38%, 11/30/2018	201,800	203,326
1.38%, 12/31/2018	225,000	226,280
1.38%, 2/28/2019	225,000	225,844
1.38%, 1/31/2020	333,000	330,449
1.38%, 2/29/2020	450,000	446,184
1.38%, 3/31/2020	525,200	520,106
1.38%, 4/30/2020	480,100	474,838
1.38%, 5/31/2020	317,600	313,814
1.50%, 7/31/2016	396,000	400,827
1.50%, 8/31/2018	561,800	569,098
1.50%, 12/31/2018	561,800	567,323
1.50%, 1/31/2019	561,800	567,008
1.50%, 2/28/2019	516,800	521,157
1.50%, 3/31/2019	201,800	203,390
1.50%, 5/31/2019	450,000	452,506
1.50%, 10/31/2019	540,000	540,324
1.50%, 11/30/2019	360,000	360,090
1.50%, 5/31/2020 (a)	450,000	447,539
1.63%, 3/31/2019	450,000	455,414
1.63%, 4/30/2019	450,000	454,995
1.63%, 6/30/2019	450,000	454,248
1.63%, 7/31/2019	450,000	453,946
1.63%, 8/31/2019	450,000	453,685
1.63%, 12/31/2019	450,000	451,804
1.63%, 6/30/2020	515,000	514,918
1.75%, 10/31/2018	225,000	229,536
1.75%, 9/30/2019	450,000	455,391
1.88%, 8/31/2017	336,800	345,287
1.88%, 9/30/2017	405,000	415,307
1.88%, 10/31/2017	471,800	483,774

See accompanying notes to financial statements.

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

1.88%, 6/30/2020	$250,000	$252,885
2.25%, 11/30/2017	495,000	512,275
2.25%, 7/31/2018	156,800	162,515
2.38%, 7/31/2017	471,800	488,318
2.38%, 5/31/2018	315,000	327,616
2.38%, 6/30/2018	315,000	327,603
2.50%, 6/30/2017 (a)	291,800	302,600
2.63%, 1/31/2018	90,000	94,056
2.63%, 4/30/2018	225,000	235,541
2.75%, 11/30/2016	210,800	217,562
2.75%, 5/31/2017	315,000	327,833
2.75%, 12/31/2017	378,000	396,008
2.75%, 2/28/2018	315,000	330,347
2.75%, 2/15/2019	225,000	236,961
2.88%, 3/31/2018	315,000	331,582
3.00%, 8/31/2016	243,000	250,358
3.00%, 9/30/2016	228,800	236,186
3.00%, 2/28/2017	225,000	234,180
3.13%, 10/31/2016	450,000	466,024
3.13%, 1/31/2017	498,800	519,296
3.13%, 4/30/2017	201,800	211,149
3.13%, 5/15/2019	450,000	480,321
3.25%, 7/31/2016	354,800	365,778
3.25%, 12/31/2016	588,800	613,053
3.25%, 3/31/2017	405,000	423,999
3.38%, 11/15/2019	360,000	388,739
3.50%, 2/15/2018	180,000	192,179
3.50%, 5/15/2020	344,100	374,298
3.63%, 8/15/2019	450,000	489,911
3.63%, 2/15/2020	495,000	540,723
3.75%, 11/15/2018	405,000	439,895
3.88%, 5/15/2018	315,000	341,095
4.00%, 8/15/2018	336,800	367,914
4.25%, 11/15/2017	225,000	243,331
4.50%, 5/15/2017	72,000	77,211
4.63%, 11/15/2016	207,000	218,772
4.63%, 2/15/2017	183,800	195,960
4.75%, 8/15/2017	315,000	342,014
4.88%, 8/15/2016	165,800	174,130

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $54,079,636)		54,100,675

	Shares
SHORT TERM INVESTMENTS — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,641,871	1,641,871
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d)	1,534,421	1,534,421

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $3,176,292)		3,176,292

TOTAL INVESTMENTS — 105.3% (f)
(Cost $57,255,928)		57,276,967
OTHER ASSETS & LIABILITIES — (5.3)%		(2,863,982)

NET ASSETS — 100.0%		$54,412,985

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
6.25%, 8/15/2023	$280,200	$365,700
7.13%, 2/15/2023	248,800	337,480
7.25%, 8/15/2022	238,000	321,205
7.50%, 11/15/2016	313,400	343,493
7.50%, 11/15/2024	248,700	359,429
7.63%, 11/15/2022	209,800	290,558
7.63%, 2/15/2025	210,600	308,603
7.88%, 2/15/2021	163,000	216,277
8.00%, 11/15/2021	396,200	540,639
8.13%, 8/15/2019	366,000	464,728
8.13%, 5/15/2021	74,400	100,393
8.13%, 8/15/2021	74,400	101,275
8.50%, 2/15/2020	163,000	213,766
8.75%, 5/15/2017	250,000	287,932
8.75%, 5/15/2020	132,800	177,208
8.75%, 8/15/2020	704,600	950,181
8.88%, 8/15/2017	163,000	191,087
8.88%, 2/15/2019	250,000	318,058
9.00%, 11/15/2018 (a)	191,500	241,367
9.13%, 5/15/2018	265,000	326,501
Treasury Notes
0.38%, 10/31/2016	642,400	641,918
0.50%, 7/31/2016	1,331,500	1,333,617
0.50%, 8/31/2016	1,285,800	1,287,561
0.50%, 9/30/2016	1,151,000	1,152,508
0.50%, 11/30/2016	932,000	932,568
0.50%, 1/31/2017	3,406,300	3,405,482
0.50%, 2/28/2017 (a)	330,800	330,582
0.50%, 3/31/2017 (a)	721,600	720,857
0.50%, 4/30/2017 (a)	1,139,600	1,137,685
0.50%, 7/31/2017	2,116,700	2,109,376
0.63%, 7/15/2016	886,800	889,274
0.63%, 8/15/2016	1,012,100	1,014,954
0.63%, 10/15/2016	1,785,300	1,790,085
0.63%, 11/15/2016	1,413,500	1,416,892
0.63%, 12/15/2016	1,331,300	1,334,162
0.63%, 12/31/2016	642,600	643,988
0.63%, 2/15/2017	1,663,900	1,666,362
0.63%, 5/31/2017	2,733,600	2,733,545
0.63%, 6/30/2017	750,000	749,797
0.63%, 8/31/2017	2,042,000	2,038,406
0.63%, 9/30/2017	3,293,900	3,284,743
0.63%, 11/30/2017	4,155,400	4,137,324
0.63%, 4/30/2018	992,800	983,656
0.75%, 1/15/2017	1,333,100	1,338,073
0.75%, 3/15/2017 (a)	998,800	1,002,406
0.75%, 6/30/2017	1,114,600	1,116,907
0.75%, 10/31/2017	2,114,100	2,112,388
0.75%, 12/31/2017	891,900	890,045
0.75%, 2/28/2018	1,012,100	1,008,072
0.75%, 3/31/2018	1,044,000	1,038,676
0.75%, 4/15/2018	1,082,600	1,076,765
0.88%, 9/15/2016	1,129,800	1,136,274
0.88%, 11/30/2016	1,223,400	1,230,496
0.88%, 12/31/2016	2,261,700	2,275,157
0.88%, 1/31/2017	1,092,400	1,098,583
0.88%, 2/28/2017 (a)	911,100	916,184
0.88%, 4/15/2017	4,019,300	4,040,642
0.88%, 4/30/2017	2,223,200	2,234,494
0.88%, 5/15/2017	1,208,500	1,214,325
0.88%, 6/15/2017	1,331,500	1,337,731
0.88%, 7/15/2017	999,000	1,003,156
0.88%, 8/15/2017	964,400	968,065
0.88%, 10/15/2017	642,400	643,890
0.88%, 11/15/2017	932,000	933,715
0.88%, 1/15/2018	734,600	734,916
0.88%, 1/31/2018	861,800	861,998
0.88%, 7/31/2019	473,800	463,969
1.00%, 8/31/2016	4,030,600	4,059,459
1.00%, 9/30/2016	2,499,700	2,518,773
1.00%, 10/31/2016	2,166,800	2,182,899
1.00%, 3/31/2017	1,127,700	1,136,361
1.00%, 9/15/2017	964,400	970,023
1.00%, 12/15/2017	706,800	709,754
1.00%, 2/15/2018	330,800	331,759
1.00%, 3/15/2018	691,600	693,094
1.00%, 5/15/2018 (a)	1,225,000	1,226,151
1.00%, 5/31/2018	2,182,100	2,182,689
1.00%, 6/30/2019	541,400	533,609
1.00%, 8/31/2019 (a)	711,200	698,761
1.00%, 9/30/2019	731,500	717,850
1.00%, 11/30/2019	5,543,200	5,422,414
1.13%, 6/15/2018	1,200,000	1,204,548
1.13%, 5/31/2019	573,200	568,666
1.13%, 12/31/2019	943,400	926,843
1.13%, 3/31/2020	850,700	832,359
1.13%, 4/30/2020 (a)	943,400	921,815
1.25%, 10/31/2018	4,564,100	4,579,481
1.25%, 11/30/2018	2,231,500	2,236,945
1.25%, 1/31/2019	668,400	668,654
1.25%, 4/30/2019 (a)	446,200	445,259
1.25%, 10/31/2019	428,000	424,195
1.25%, 1/31/2020 (a)	904,200	892,256
1.25%, 2/29/2020	821,700	809,613
1.38%, 6/30/2018	918,300	928,273
1.38%, 7/31/2018	1,693,100	1,710,014
1.38%, 9/30/2018	2,493,500	2,513,971
1.38%, 11/30/2018	456,500	459,951
1.38%, 12/31/2018	574,400	577,668
1.38%, 2/28/2019	1,757,800	1,764,392
1.38%, 1/31/2020	757,000	751,201
1.38%, 2/29/2020	1,203,000	1,192,799
1.38%, 3/31/2020	1,703,000	1,686,481
1.38%, 4/30/2020	4,615,500	4,564,914
1.38%, 5/31/2020	783,200	773,864
1.50%, 7/31/2016	1,935,500	1,959,094
1.50%, 8/31/2018	2,857,300	2,894,416
1.50%, 12/31/2018	1,663,900	1,680,256
1.50%, 1/31/2019	1,036,000	1,045,604
1.50%, 2/28/2019	1,663,900	1,677,927
1.50%, 3/31/2019	426,300	429,659
1.50%, 5/31/2019	1,036,000	1,041,770
1.50%, 10/31/2019	964,500	965,079
1.50%, 11/30/2019	1,243,000	1,243,311
1.50%, 5/31/2020 (a)	1,786,400	1,776,628
1.50%, 1/31/2022	1,130,100	1,094,005

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

1.63%, 3/31/2019	$998,800	$1,010,816
1.63%, 4/30/2019	5,005,600	5,061,163
1.63%, 6/30/2019	3,610,900	3,644,987
1.63%, 7/31/2019	1,331,500	1,343,177
1.63%, 8/31/2019	1,591,100	1,604,131
1.63%, 12/31/2019	1,285,800	1,290,956
1.63%, 6/30/2020	1,700,000	1,699,728
1.63%, 8/15/2022	1,465,300	1,420,433
1.63%, 11/15/2022	1,818,700	1,757,864
1.75%, 10/31/2018	515,000	525,382
1.75%, 9/30/2019	1,285,800	1,301,204
1.75%, 10/31/2020	2,007,600	2,009,066
1.75%, 2/28/2022	1,173,000	1,152,613
1.75%, 3/31/2022	1,142,600	1,121,679
1.75%, 4/30/2022	1,196,400	1,173,609
1.75%, 5/15/2022	1,360,200	1,334,003
1.75%, 5/15/2023	3,201,100	3,096,488
1.88%, 8/31/2017	1,085,600	1,112,957
1.88%, 9/30/2017	906,000	929,058
1.88%, 10/31/2017	910,200	933,301
1.88%, 6/30/2020	639,300	646,677
1.88%, 11/30/2021	932,000	925,821
1.88%, 5/31/2022	1,786,400	1,766,446
2.00%, 7/31/2020	731,500	743,921
2.00%, 9/30/2020	4,495,800	4,562,068
2.00%, 11/30/2020	1,895,900	1,919,750
2.00%, 2/28/2021	1,331,300	1,343,375
2.00%, 5/31/2021	1,036,000	1,042,620
2.00%, 8/31/2021	1,523,600	1,528,674
2.00%, 10/31/2021	771,900	773,205
2.00%, 11/15/2021	1,404,100	1,406,669
2.00%, 2/15/2022	1,158,700	1,158,642
2.00%, 2/15/2023	4,115,800	4,070,896
2.00%, 2/15/2025 (a)	4,717,200	4,581,863
2.13%, 8/31/2020	843,500	861,661
2.13%, 1/31/2021	690,400	701,888
2.13%, 6/30/2021	999,000	1,011,437
2.13%, 8/15/2021	1,379,800	1,395,323
2.13%, 9/30/2021	1,285,800	1,298,709
2.13%, 12/31/2021	1,125,100	1,133,549
2.13%, 6/30/2022	1,450,000	1,456,003
2.13%, 5/15/2025 (a)	1,969,800	1,933,634
2.25%, 11/30/2017	693,400	717,600
2.25%, 7/31/2018	371,800	385,352
2.25%, 3/31/2021	1,331,300	1,360,216
2.25%, 4/30/2021	1,036,000	1,057,735
2.25%, 7/31/2021	1,331,500	1,356,506
2.25%, 11/15/2024	2,434,300	2,418,866
2.38%, 7/31/2017	925,400	957,798
2.38%, 5/31/2018	542,500	564,227
2.38%, 6/30/2018	3,699,100	3,847,101
2.38%, 12/31/2020	1,331,300	1,372,690
2.38%, 8/15/2024	5,555,000	5,584,497
2.50%, 6/30/2017 (a)	661,300	685,775
2.50%, 8/15/2023	2,186,300	2,233,218
2.50%, 5/15/2024	2,320,700	2,360,222
2.63%, 1/31/2018	479,100	500,693
2.63%, 4/30/2018	652,000	682,546
2.63%, 8/15/2020	1,219,600	1,275,482
2.63%, 11/15/2020	3,308,700	3,456,864
2.75%, 11/30/2016	1,062,200	1,096,275
2.75%, 5/31/2017	1,553,600	1,616,894
2.75%, 12/31/2017	687,300	720,043
2.75%, 2/28/2018	593,600	622,520
2.75%, 2/15/2019	4,169,800	4,391,467
2.75%, 11/15/2023	2,574,100	2,675,803
2.75%, 2/15/2024	1,946,000	2,020,532
2.88%, 3/31/2018	588,400	619,373
3.00%, 8/31/2016	885,000	911,798
3.00%, 9/30/2016	5,157,800	5,324,294
3.00%, 2/28/2017	938,200	976,478
3.13%, 10/31/2016	1,992,500	2,063,453
3.13%, 1/31/2017 (a)	1,060,500	1,104,076
3.13%, 4/30/2017	737,600	771,773
3.13%, 5/15/2019	981,900	1,048,060
3.13%, 5/15/2021	3,440,400	3,680,643
3.25%, 7/31/2016	712,800	734,854
3.25%, 12/31/2016	1,027,800	1,070,135
3.25%, 3/31/2017	646,100	676,409
3.38%, 11/15/2019	1,246,900	1,346,440
3.50%, 2/15/2018	1,402,100	1,496,966
3.50%, 5/15/2020	1,234,600	1,342,949
3.63%, 8/15/2019	951,400	1,035,780
3.63%, 2/15/2020	1,423,800	1,555,316
3.63%, 2/15/2021	1,465,200	1,607,691
3.75%, 11/15/2018	991,800	1,077,253
3.88%, 5/15/2018	485,800	526,044
4.00%, 8/15/2018	366,000	399,811
4.25%, 11/15/2017	515,900	557,930
4.50%, 5/15/2017	522,300	560,104
4.63%, 11/15/2016	807,700	853,634
4.63%, 2/15/2017	436,400	465,272
4.75%, 8/15/2017	2,543,400	2,761,522
4.88%, 8/15/2016	632,300	664,068

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $292,471,207)		292,472,150

	Shares
SHORT TERM INVESTMENTS — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	8,412,239	8,412,239
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d)	5,654,791	5,654,791

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $14,067,030)		14,067,030

TOTAL INVESTMENTS — 104.2% (f)
(Cost $306,538,237)		306,539,180
OTHER ASSETS & LIABILITIES — (4.2)%		(12,227,958)

NET ASSETS — 100.0%		$294,311,222

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds
2.50%, 2/15/2045 (a)	$7,440,500	$6,549,872
2.75%, 8/15/2042	4,736,500	4,411,150
2.75%, 11/15/2042	6,018,100	5,598,036
2.88%, 5/15/2043	8,633,100	8,226,999
3.00%, 5/15/2042 (a)	3,712,100	3,637,004
3.00%, 11/15/2044	7,381,300	7,216,771
3.00%, 5/15/2045	5,551,900	5,439,585
3.13%, 11/15/2041	2,982,100	3,002,080
3.13%, 2/15/2042	3,788,600	3,808,755
3.13%, 2/15/2043	4,851,700	4,857,231
3.13%, 8/15/2044	7,497,400	7,507,671
3.38%, 5/15/2044	7,538,900	7,915,996
3.50%, 2/15/2039	1,539,100	1,659,319
3.63%, 8/15/2043	7,026,200	7,727,344
3.63%, 2/15/2044	8,166,700	8,976,919
3.75%, 8/15/2041	2,589,400	2,907,067
3.75%, 11/15/2043	7,221,100	8,120,560
3.88%, 8/15/2040	3,289,000	3,755,742
4.25%, 5/15/2039	2,435,800	2,939,645
4.25%, 11/15/2040	3,601,200	4,356,624
4.38%, 2/15/2038	1,476,600	1,816,055
4.38%, 11/15/2039	1,744,900	2,145,983
4.38%, 5/15/2040	4,002,500	4,926,717
4.38%, 5/15/2041	2,698,000	3,334,053
4.50%, 2/15/2036	3,056,500	3,843,427
4.50%, 5/15/2038	1,419,900	1,775,571
4.50%, 8/15/2039	1,410,400	1,765,412
4.63%, 2/15/2040	4,244,600	5,411,653
4.75%, 2/15/2037	1,025,500	1,328,751
4.75%, 2/15/2041	3,632,700	4,730,538
5.00%, 5/15/2037	1,069,400	1,433,199
5.25%, 11/15/2028 (a)	1,701,200	2,219,845
5.25%, 2/15/2029	923,800	1,206,806
5.38%, 2/15/2031 (a)	2,097,700	2,823,001
5.50%, 8/15/2028	1,483,900	1,974,463
6.00%, 2/15/2026	1,233,400	1,656,851
6.13%, 11/15/2027	1,531,600	2,125,631
6.13%, 8/15/2029	901,700	1,277,267
6.25%, 5/15/2030 (a)	1,656,000	2,391,529
6.38%, 8/15/2027	1,009,400	1,423,203
6.50%, 11/15/2026	1,058,300	1,489,377
6.63%, 2/15/2027	746,900	1,065,027
6.75%, 8/15/2026	823,000	1,174,125
6.88%, 8/15/2025 (a)	789,900	1,117,930

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $179,533,176)		163,070,784

	Shares
SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	12,598,498	12,598,498
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d)	1,763	1,763

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $12,600,261)		12,600,261

TOTAL INVESTMENTS — 106.8% (f)
(Cost $192,133,437)		175,671,045
OTHER ASSETS & LIABILITIES — (6.8)%		(11,140,372)

NET ASSETS — 100.0%		$164,530,673

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 98.9%
AEROSPACE & DEFENSE — 1.3%
Boeing Co. 3.75%, 11/20/2016	$2,400,000	$2,497,773
Exelis, Inc. 4.25%, 10/1/2016	2,260,000	2,331,253
General Dynamics Corp.:
1.00%, 11/15/2017	4,070,000	4,042,633
2.25%, 7/15/2016	1,512,000	1,536,395
Honeywell International, Inc.:
5.30%, 3/15/2017 (a)	1,182,000	1,267,332
5.30%, 3/1/2018	3,168,000	3,486,322
L-3 Communications Corp.:
1.50%, 5/28/2017	1,545,000	1,526,067
3.95%, 11/15/2016	4,931,000	5,084,956
Lockheed Martin Corp. 2.13%, 9/15/2016	3,834,000	3,890,697
Northrop Grumman Corp. 1.75%, 6/1/2018	4,100,000	4,083,237
Precision Castparts Corp. 1.25%, 1/15/2018	4,289,000	4,257,658
Raytheon Co. 6.75%, 3/15/2018 (a)	405,000	459,484
Textron, Inc.:
4.63%, 9/21/2016	1,260,000	1,311,577
5.60%, 12/1/2017	500,000	539,682
United Technologies Corp.:
1.78%, 5/4/2018	5,100,000	5,101,946
1.80%, 6/1/2017	5,860,000	5,945,558
5.38%, 12/15/2017	4,700,000	5,150,749

		52,513,319

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc.:
1.13%, 10/1/2017	1,000,000	999,252
5.50%, 1/15/2018	3,138,000	3,456,587

		4,455,839

AIRLINES — 0.1%
Southwest Airlines Co.:
5.13%, 3/1/2017	852,000	901,781
5.75%, 12/15/2016	2,000,000	2,125,245

		3,027,026

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
1.40%, 11/2/2017	1,640,000	1,626,587
2.60%, 12/1/2016	452,000	460,933

		2,087,520

BANKS — 19.6%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017 (a)	4,750,000	4,740,947
1.65%, 9/29/2017	2,300,000	2,298,033
3.05%, 8/23/2018	2,500,000	2,579,997
American Express Bank FSB 6.00%, 9/13/2017	5,100,000	5,570,433
American Express Centurion Bank 6.00%, 9/13/2017	5,000,000	5,461,209
Australia & New Zealand Banking Group, Ltd.:
1.25%, 1/10/2017 (a)	3,875,000	3,875,663
1.25%, 6/13/2017	5,900,000	5,878,668
1.45%, 5/15/2018	200,000	198,355
1.50%, 1/16/2018	4,700,000	4,694,791
Bank of America NA 1.75%, 6/5/2018	8,500,000	8,494,033
Bank of Montreal:
1.30%, 7/15/2016	3,407,000	3,424,989
1.30%, 7/14/2017 (a)	4,335,000	4,331,645
1.40%, 9/11/2017	4,541,000	4,537,201
1.40%, 4/10/2018	3,855,000	3,839,895
1.45%, 4/9/2018	5,000,000	4,980,441
2.50%, 1/11/2017 (a)	6,050,000	6,174,386
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	4,000,000	3,975,466
2.40%, 1/17/2017	150,000	152,082
Bank of Nova Scotia:
1.10%, 12/13/2016	4,501,000	4,501,731
1.25%, 4/11/2017	4,400,000	4,400,859
1.30%, 7/21/2017	2,800,000	2,797,811
1.38%, 7/15/2016	4,092,000	4,114,653
1.38%, 12/18/2017	4,000,000	3,993,858
1.45%, 4/25/2018	6,000,000	5,976,165
1.70%, 6/11/2018	5,100,000	5,102,199
2.55%, 1/12/2017	4,065,000	4,151,801
Barclays Bank PLC 5.00%, 9/22/2016	6,969,000	7,290,947
Barclays PLC 2.00%, 3/16/2018	5,500,000	5,476,246
BB&T Corp.:
1.45%, 1/12/2018	2,000,000	1,990,709
1.60%, 8/15/2017	5,671,000	5,683,617
2.15%, 3/22/2017 (a)	3,675,000	3,723,245
4.90%, 6/30/2017	2,000,000	2,119,529
BNP Paribas SA:
1.25%, 12/12/2016	2,444,000	2,442,648
1.38%, 3/17/2017	5,282,000	5,267,429
2.38%, 9/14/2017	8,850,000	8,971,094
BPCE SA:
1.61%, 7/25/2017	2,000,000	1,990,863
1.63%, 2/10/2017	3,200,000	3,214,521
1.63%, 1/26/2018	2,400,000	2,392,811
Branch Banking & Trust Co.:
1.00%, 4/3/2017 (a)	2,300,000	2,290,491
1.05%, 12/1/2016	2,075,000	2,069,517
1.35%, 10/1/2017	4,050,000	4,037,600
1.45%, 10/3/2016	1,913,000	1,922,588
Canadian Imperial Bank of Commerce/Canada:
1.35%, 7/18/2016 (a)	1,520,000	1,529,675
1.55%, 1/23/2018	4,950,000	4,944,472
Capital One NA/Mclean VA 1.50%, 3/22/2018	3,000,000	2,956,886
Citizens Bank NA/Providence RI 1.60%, 12/4/2017	3,700,000	3,692,228
Comerica Bank 5.75%, 11/21/2016	1,250,000	1,329,189

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Comerica, Inc. 2.13%, 5/23/2019	$5,000,000	$4,943,912
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	5,450,000	5,430,475
1.40%, 9/8/2017 (a)	4,150,000	4,150,993
1.63%, 3/12/2018	8,250,000	8,234,867
1.90%, 9/18/2017	4,950,000	5,004,964
2.50%, 9/20/2018	500,000	510,979
Compass Bank 1.85%, 9/29/2017	2,800,000	2,794,547
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.38%, 1/19/2017	12,090,000	12,475,816
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	3,885,000	3,885,526
Corpbanca SA 3.13%, 1/15/2018	2,600,000	2,613,260
Credit Suisse of New York, NY:
1.38%, 5/26/2017	8,410,000	8,384,264
1.70%, 4/27/2018	14,750,000	14,611,183
1.75%, 1/29/2018	10,542,000	10,516,965
6.00%, 2/15/2018	5,255,000	5,754,678
Deutsche Bank AG London:
1.35%, 5/30/2017	6,750,000	6,713,418
1.40%, 2/13/2017	5,268,000	5,264,740
1.88%, 2/13/2018	8,985,000	8,946,301
6.00%, 9/1/2017	11,550,000	12,553,118
Discover Bank/Greenwood DE 2.00%, 2/21/2018	3,200,000	3,188,160
Fifth Third Bancorp:
1.35%, 6/1/2017	2,880,000	2,872,476
5.45%, 1/15/2017	1,671,000	1,760,830
Fifth Third Bank:
1.15%, 11/18/2016	4,290,000	4,287,727
1.45%, 2/28/2018	4,000,000	3,948,856
HSBC Bank USA NA 6.00%, 8/9/2017	2,000,000	2,173,246
HSBC USA, Inc.:
1.30%, 6/23/2017 (a)	2,500,000	2,495,692
1.50%, 11/13/2017	2,800,000	2,791,011
1.63%, 1/16/2018	6,700,000	6,671,881
1.70%, 3/5/2018	8,050,000	8,030,118
2.63%, 9/24/2018	5,000,000	5,090,202
Huntington National Bank:
1.30%, 11/20/2016	2,356,000	2,354,828
1.35%, 8/2/2016	2,302,000	2,303,404
1.38%, 4/24/2017	2,575,000	2,560,617
1.70%, 2/26/2018	3,150,000	3,130,150
2.00%, 6/30/2018	3,000,000	2,998,736
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	8,565,000	8,608,248
3.88%, 1/16/2018	6,700,000	6,943,122
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	2,000,000	2,165,650
6.00%, 10/1/2017	13,150,000	14,365,551
KeyBank NA:
1.10%, 11/25/2016 (a)	1,635,000	1,636,309
1.65%, 2/1/2018	4,574,000	4,563,100
1.70%, 6/1/2018	2,250,000	2,243,969
Lloyds Bank PLC:
1.75%, 3/16/2018	4,900,000	4,887,769
1.75%, 5/14/2018	4,600,000	4,581,479
4.20%, 3/28/2017	2,010,000	2,105,094
Manufacturers & Traders Trust Co.:
1.25%, 1/30/2017	3,677,000	3,663,334
1.40%, 7/25/2017	3,250,000	3,240,863
1.45%, 3/7/2018	4,000,000	3,964,022
5.63%, 12/1/2021 (b)	300,000	308,581
MUFG Americas Holdings Corp. 1.63%, 2/9/2018	1,000,000	993,173
MUFG Capital Finance 1, Ltd. 6.35%, 7/29/2049 (b)	11,932,000	12,394,366
MUFG Union Bank NA:
1.50%, 9/26/2016	4,426,000	4,449,332
2.13%, 6/16/2017	2,550,000	2,578,731
National Australia Bank/New York:
1.30%, 7/25/2016	1,750,000	1,760,417
2.75%, 3/9/2017	4,225,000	4,334,941
National Bank of Canada 1.45%, 11/7/2017	3,571,000	3,547,347
National City Bank:
5.25%, 12/15/2016	1,110,000	1,169,064
5.80%, 6/7/2017	1,650,000	1,763,468
PNC Bank NA:
1.13%, 1/27/2017	4,640,000	4,624,621
1.15%, 11/1/2016	2,271,000	2,275,550
1.30%, 10/3/2016	3,116,000	3,128,003
1.50%, 10/18/2017	3,800,000	3,796,677
1.50%, 2/23/2018	4,450,000	4,427,675
1.60%, 6/1/2018	4,250,000	4,232,584
2.25%, 7/2/2019	2,150,000	2,143,598
4.88%, 9/21/2017	114,000	121,629
6.00%, 12/7/2017	1,000,000	1,102,348
6.88%, 4/1/2018	1,100,000	1,241,340
PNC Funding Corp.:
2.70%, 9/19/2016	5,926,000	6,043,378
5.63%, 2/1/2017	1,641,000	1,742,808
Regions Bank 7.50%, 5/15/2018	1,000,000	1,143,854
Regions Financial Corp. 2.00%, 5/15/2018	800,000	796,787
Royal Bank of Canada:
1.00%, 4/27/2017	2,000,000	1,989,631
1.20%, 1/23/2017	6,400,000	6,406,052
1.25%, 6/16/2017	7,450,000	7,437,274
1.40%, 10/13/2017	4,700,000	4,695,912
1.45%, 9/9/2016	3,250,000	3,273,446
1.50%, 1/16/2018 (a)	5,800,000	5,793,572
2.30%, 7/20/2016	4,700,000	4,776,809
Royal Bank of Scotland PLC 1.88%, 3/31/2017	4,200,000	4,188,215
Santander Bank NA 2.00%, 1/12/2018	4,300,000	4,290,018

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Societe Generale SA 2.75%, 10/12/2017	$6,100,000	$6,230,392
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017 (a)	2,950,000	2,952,281
1.35%, 7/11/2017	7,130,000	7,093,351
1.45%, 7/19/2016	1,850,000	1,856,958
1.50%, 1/18/2018	500,000	497,336
1.75%, 1/16/2018 (a)	3,000,000	2,999,654
1.80%, 7/18/2017	5,250,000	5,270,143
SunTrust Bank/Atlanta GA 1.35%, 2/15/2017	2,100,000	2,097,018
SunTrust Banks, Inc.:
3.50%, 1/20/2017 (a)	3,410,000	3,511,856
6.00%, 9/11/2017	3,287,000	3,583,488
7.25%, 3/15/2018	684,000	768,554
Svenska Handelsbanken AB:
1.63%, 3/21/2018 (a)	5,000,000	4,990,745
2.88%, 4/4/2017	4,100,000	4,209,060
3.13%, 7/12/2016	5,500,000	5,628,757
Toronto-Dominion Bank:
1.13%, 5/2/2017 (a)	5,560,000	5,553,577
1.40%, 4/30/2018 (a)	7,186,000	7,137,546
1.50%, 9/9/2016	2,022,000	2,037,781
1.63%, 3/13/2018	5,000,000	5,003,970
2.38%, 10/19/2016	9,300,000	9,484,305
2.50%, 7/14/2016	2,141,000	2,178,732
2.63%, 9/10/2018	4,000,000	4,108,817
US Bancorp:
1.65%, 5/15/2017	5,675,000	5,716,173
2.20%, 11/15/2016	1,614,000	1,642,048
3.44%, 2/1/2016 (a)	2,100,000	2,127,840
US Bank NA:
1.10%, 1/30/2017	6,106,000	6,111,557
1.35%, 1/26/2018	3,500,000	3,487,284
1.38%, 9/11/2017	5,200,000	5,203,916
2.28%, 4/29/2020 (b)	2,250,000	2,252,313
Wachovia Corp.:
5.63%, 10/15/2016	5,286,000	5,589,878
5.75%, 6/15/2017	8,769,000	9,513,142
5.75%, 2/1/2018	11,294,000	12,476,976
Wells Fargo & Co.:
1.15%, 6/2/2017 (a)	6,500,000	6,482,960
1.25%, 7/20/2016	6,492,000	6,521,292
1.40%, 9/8/2017	7,500,000	7,509,850
1.50%, 1/16/2018	8,700,000	8,690,358
2.10%, 5/8/2017	8,006,000	8,131,882
2.15%, 1/15/2019	1,000,000	1,004,131
2.63%, 12/15/2016	3,942,000	4,034,983
5.13%, 9/15/2016	3,835,000	4,019,833
5.63%, 12/11/2017	13,943,000	15,304,619
6.00%, 11/15/2017	5,675,000	6,262,443
Westpac Banking Corp.:
1.05%, 11/25/2016	2,300,000	2,306,109
1.20%, 5/19/2017 (a)	5,421,000	5,412,074
1.50%, 12/1/2017	6,100,000	6,101,623
1.55%, 5/25/2018	3,100,000	3,078,654
1.60%, 1/12/2018 (a)	4,500,000	4,489,496
2.00%, 8/14/2017	5,500,000	5,569,960

		777,206,982

BEVERAGES — 2.2%
Anheuser-Busch Cos. LLC:
5.05%, 10/15/2016	1,630,000	1,717,797
5.50%, 1/15/2018	1,718,000	1,883,383
5.60%, 3/1/2017	1,402,000	1,503,741
Anheuser-Busch InBev Finance, Inc.:
1.13%, 1/27/2017	4,265,000	4,270,725
1.25%, 1/17/2018	4,478,000	4,452,971
Anheuser-Busch InBev Worldwide, Inc. 1.38%, 7/15/2017	11,650,000	11,677,196
Beam Suntory, Inc. 1.88%, 5/15/2017	1,524,000	1,532,010
Brown-Forman Corp. 1.00%, 1/15/2018	1,054,000	1,039,762
Coca-Cola Co.:
0.75%, 11/1/2016 (a)	1,867,000	1,866,538
1.15%, 4/1/2018	7,350,000	7,301,636
1.65%, 3/14/2018	3,400,000	3,424,742
1.80%, 9/1/2016	5,650,000	5,722,823
Coca-Cola Enterprises, Inc. 2.00%, 8/19/2016	950,000	960,259
Diageo Capital PLC:
1.13%, 4/29/2018 (a)	2,085,000	2,043,836
1.50%, 5/11/2017	4,570,000	4,577,623
5.50%, 9/30/2016	2,835,000	2,993,102
5.75%, 10/23/2017	5,490,000	5,999,704
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	3,900,000	4,415,783
Molson Coors Brewing Co. 2.00%, 5/1/2017	1,950,000	1,960,899
PepsiAmericas, Inc. 5.00%, 5/15/2017	20,000	21,399
PepsiCo, Inc.:
0.95%, 2/22/2017	3,085,000	3,083,059
1.25%, 8/13/2017	4,000,000	4,002,604
1.25%, 4/30/2018	3,500,000	3,473,460
5.00%, 6/1/2018	8,300,000	9,082,382

		89,007,434

BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.25%, 5/22/2017	4,031,000	4,020,591
2.13%, 5/15/2017	4,800,000	4,865,070
2.50%, 11/15/2016	4,825,000	4,916,145
5.85%, 6/1/2017	3,450,000	3,735,285
6.15%, 6/1/2018	2,500,000	2,802,716
Biogen, Inc. 6.88%, 3/1/2018	4,000,000	4,537,928
Celgene Corp. 1.90%, 8/15/2017	1,460,000	1,470,356
Gilead Sciences, Inc. 3.05%, 12/1/2016	3,247,000	3,340,450

		29,688,541

BUILDING PRODUCTS — 0.0% (c)
Martin Marietta Materials, Inc. 6.60%, 4/15/2018 (a)	255,000	284,118

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

CAPITAL MARKETS — 5.5%
Astoria Financial Corp. 5.00%, 6/19/2017	$1,900,000	$1,994,454
Bank of New York Mellon Corp.:
1.35%, 3/6/2018	150,000	148,845
1.60%, 5/22/2018	3,878,000	3,862,245
1.97%, 6/20/2017	2,800,000	2,826,007
2.10%, 8/1/2018	2,650,000	2,681,326
2.30%, 7/28/2016	733,000	745,230
2.30%, 9/11/2019	3,500,000	3,502,935
Bear Stearns Cos. LLC:
5.55%, 1/22/2017	3,970,000	4,204,749
6.40%, 10/2/2017	12,029,000	13,248,027
7.25%, 2/1/2018	11,840,000	13,421,354
Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	11,989,000	12,147,142
2.90%, 7/19/2018	10,200,000	10,450,576
5.63%, 1/15/2017	12,625,000	13,386,635
5.75%, 10/1/2016	6,650,000	7,012,287
5.95%, 1/18/2018	11,701,000	12,853,976
6.15%, 4/1/2018	18,366,000	20,387,276
6.25%, 9/1/2017 (a)	8,363,000	9,152,221
Janus Capital Group, Inc. 6.70%, 6/15/2017 (a)	1,200,000	1,304,271
Jefferies Group, Inc. 5.13%, 4/13/2018	1,205,000	1,269,713
Morgan Stanley:
1.88%, 1/5/2018	8,305,000	8,311,168
2.13%, 4/25/2018	7,458,000	7,498,709
4.75%, 3/22/2017	9,525,000	10,043,533
5.45%, 1/9/2017	6,563,000	6,952,848
5.55%, 4/27/2017	8,175,000	8,746,541
5.75%, 10/18/2016	7,303,000	7,706,043
5.95%, 12/28/2017	9,865,000	10,823,034
6.25%, 8/28/2017	7,100,000	7,769,190
6.63%, 4/1/2018	13,691,000	15,359,111

		217,809,446

CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.20%, 10/15/2017	2,975,000	2,959,059
2.00%, 8/2/2016	195,000	197,443
Airgas, Inc. 1.65%, 2/15/2018	734,000	727,565
Cabot Corp.:
2.55%, 1/15/2018	1,770,000	1,796,415
5.00%, 10/1/2016	169,000	176,857
CF Industries, Inc. 6.88%, 5/1/2018	3,750,000	4,218,431
Dow Chemical Co. 5.70%, 5/15/2018	2,650,000	2,922,719
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	2,002,000	2,119,875
6.00%, 7/15/2018 (a)	375,000	420,252
Eastman Chemical Co. 2.40%, 6/1/2017	3,722,000	3,771,707
Ecolab, Inc.:
1.45%, 12/8/2017	2,170,000	2,156,659
1.55%, 1/12/2018	1,900,000	1,889,951
3.00%, 12/8/2016	5,424,000	5,561,897
Monsanto Co.:
1.15%, 6/30/2017	1,600,000	1,585,324
5.13%, 4/15/2018	1,599,000	1,736,355
Potash Corp. of Saskatchewan, Inc. 3.25%, 12/1/2017	1,974,000	2,045,241
Praxair, Inc.:
1.05%, 11/7/2017	336,000	333,763
5.20%, 3/15/2017	980,000	1,047,886
Rohm & Haas Co. 6.00%, 9/15/2017	2,001,000	2,186,946
RPM International, Inc. 6.50%, 2/15/2018	25,000	27,492
Sherwin-Williams Co. 1.35%, 12/15/2017	1,900,000	1,884,585

		39,766,422

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Equifax, Inc. 6.30%, 7/1/2017	700,000	761,773
Pitney Bowes, Inc. 5.75%, 9/15/2017	1,003,000	1,078,342
Waste Management, Inc. 2.60%, 9/1/2016	1,950,000	1,985,203
Western Union Co.:
2.38%, 12/10/2015	1,100,000	1,106,557
2.88%, 12/10/2017 (a)	2,300,000	2,345,578
5.93%, 10/1/2016	3,519,000	3,697,792

		10,975,245

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
1.10%, 3/3/2017	10,125,000	10,143,632
1.65%, 6/15/2018	6,750,000	6,770,475
3.15%, 3/14/2017	3,500,000	3,621,359
4.95%, 2/15/2019	625,000	689,600
QUALCOMM, Inc. 1.40%, 5/18/2018	5,872,000	5,839,935

		27,065,001

CONSUMER FINANCE — 1.7%
Caterpillar Financial Services Corp.:
1.00%, 11/25/2016	2,300,000	2,306,113
1.00%, 3/3/2017	3,292,000	3,292,613
1.25%, 8/18/2017	7,500,000	7,501,767
1.25%, 11/6/2017	3,600,000	3,592,639
1.30%, 3/1/2018	1,010,000	1,003,566
1.35%, 9/6/2016 (a)	2,400,000	2,416,360
1.63%, 6/1/2017	575,000	580,067
1.70%, 6/16/2018	3,150,000	3,162,280
1.75%, 3/24/2017	150,000	151,566
2.05%, 8/1/2016	4,375,000	4,437,735
5.45%, 4/15/2018	3,500,000	3,861,519
5.85%, 9/1/2017	403,000	441,508
Discover Financial Services 6.45%, 6/12/2017	3,000,000	3,259,170
John Deere Capital Corp.:
1.05%, 10/11/2016	3,000,000	3,009,180
1.05%, 12/15/2016 (a)	1,580,000	1,584,821
1.13%, 6/12/2017	5,300,000	5,298,609
1.20%, 10/10/2017	2,693,000	2,684,051

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

1.30%, 3/12/2018	$3,450,000	$3,434,114
1.35%, 1/16/2018	1,950,000	1,946,865
1.40%, 3/15/2017	2,900,000	2,905,417
1.55%, 12/15/2017	4,300,000	4,316,690
1.85%, 9/15/2016	1,974,000	1,999,559
2.00%, 1/13/2017	1,314,000	1,335,585
2.80%, 9/18/2017	35,000	36,088
5.50%, 4/13/2017	1,276,000	1,373,237

		65,931,119

DIVERSIFIED FINANCIAL SERVICES — 20.8%
ABB Finance USA, Inc. 1.63%, 5/8/2017	2,300,000	2,307,797
Air Lease Corp.:
2.13%, 1/15/2018	2,000,000	1,984,351
4.50%, 1/15/2016	1,400,000	1,420,125
5.63%, 4/1/2017	4,708,000	4,996,665
American Express Co.:
1.55%, 5/22/2018	2,600,000	2,580,693
5.50%, 9/12/2016	1,234,000	1,299,314
6.15%, 8/28/2017	8,850,000	9,701,138
6.80%, 9/1/2066 (b)	4,250,000	4,356,250
7.00%, 3/19/2018	8,608,000	9,761,116
American Express Credit Corp.:
1.13%, 6/5/2017	8,150,000	8,109,256
1.30%, 7/29/2016	2,200,000	2,209,683
1.55%, 9/22/2017	2,980,000	2,982,669
2.38%, 3/24/2017	6,716,000	6,838,091
2.80%, 9/19/2016	10,100,000	10,320,632
American Honda Finance Corp.:
0.95%, 5/5/2017	2,205,000	2,201,435
1.13%, 10/7/2016 (a)	4,368,000	4,386,472
1.20%, 7/14/2017	2,200,000	2,195,653
1.50%, 3/13/2018	4,350,000	4,336,856
1.55%, 12/11/2017	4,600,000	4,615,564
Bank of America Corp.:
1.35%, 11/21/2016	2,181,000	2,179,838
1.70%, 8/25/2017	4,475,000	4,476,040
1.95%, 5/12/2018	5,000,000	4,993,782
2.00%, 1/11/2018	12,294,000	12,325,822
3.75%, 7/12/2016	6,078,000	6,233,809
3.88%, 3/22/2017	5,324,000	5,530,223
5.42%, 3/15/2017	4,855,000	5,145,498
5.63%, 10/14/2016	6,591,000	6,949,898
5.65%, 5/1/2018	3,085,000	3,382,430
5.70%, 5/2/2017	3,666,000	3,916,885
5.75%, 8/15/2016	2,960,000	3,094,714
5.75%, 12/1/2017	18,000,000	19,611,760
6.00%, 9/1/2017	11,750,000	12,770,488
6.50%, 8/1/2016	14,764,000	15,585,590
6.88%, 4/25/2018	29,550,000	33,349,724
7.80%, 9/15/2016	2,862,000	3,071,542
Bank of America NA:
1.13%, 11/14/2016	6,430,000	6,431,411
1.25%, 2/14/2017	5,600,000	5,593,845
1.65%, 3/26/2018	7,050,000	7,022,845
5.30%, 3/15/2017	9,847,000	10,433,562
6.10%, 6/15/2017	5,170,000	5,596,431
BlackRock, Inc. 6.25%, 9/15/2017	3,100,000	3,429,731
Boeing Capital Corp. 2.13%, 8/15/2016	1,709,000	1,733,474
Capital One Bank USA NA:
1.15%, 11/21/2016	3,354,000	3,347,611
1.20%, 2/13/2017	3,645,000	3,622,466
1.30%, 6/5/2017	2,200,000	2,185,914
Capital One Financial Corp.:
3.15%, 7/15/2016	3,410,000	3,480,626
6.15%, 9/1/2016	4,500,000	4,747,004
6.75%, 9/15/2017	2,219,000	2,453,425
Capital One NA:
1.50%, 9/5/2017	3,900,000	3,878,516
1.65%, 2/5/2018	6,891,000	6,831,214
Charles Schwab Corp. 1.50%, 3/10/2018	3,800,000	3,800,517
Citigroup, Inc.:
1.30%, 11/15/2016	3,950,000	3,945,243
1.35%, 3/10/2017	4,528,000	4,513,767
1.55%, 8/14/2017	5,780,000	5,763,357
1.70%, 7/25/2016	3,400,000	3,420,171
1.70%, 4/27/2018	12,350,000	12,250,535
1.75%, 5/1/2018	5,826,000	5,786,885
1.80%, 2/5/2018	11,000,000	10,946,077
1.85%, 11/24/2017	7,150,000	7,160,211
2.50%, 9/26/2018	5,000,000	5,058,328
4.45%, 1/10/2017	10,657,000	11,131,082
5.50%, 2/15/2017	6,303,000	6,670,040
5.85%, 8/2/2016	5,820,000	6,110,530
6.00%, 8/15/2017	7,200,000	7,836,394
6.13%, 11/21/2017	15,360,000	16,872,583
6.13%, 5/15/2018	500,000	556,617
Credit Suisse USA, Inc. 5.85%, 8/16/2016	2,300,000	2,424,754
Ford Motor Credit Co. LLC:
1.46%, 3/27/2017	2,000,000	1,990,515
1.50%, 1/17/2017	4,665,000	4,653,754
1.68%, 9/8/2017	5,200,000	5,171,748
1.72%, 12/6/2017	6,135,000	6,093,753
2.15%, 1/9/2018	3,330,000	3,340,624
2.24%, 6/15/2018	2,115,000	2,119,536
2.38%, 1/16/2018	7,200,000	7,260,387
3.00%, 6/12/2017	9,650,000	9,863,352
4.25%, 2/3/2017	5,400,000	5,615,879
5.00%, 5/15/2018	6,370,000	6,842,542
6.63%, 8/15/2017	5,750,000	6,301,146
8.00%, 12/15/2016	4,800,000	5,244,671
Franklin Resources, Inc. 1.38%, 9/15/2017	500,000	500,717
General Electric Capital Corp.:
1.25%, 5/15/2017	5,600,000	5,606,046
1.50%, 7/12/2016	4,998,000	5,036,994
1.60%, 11/20/2017	4,300,000	4,316,201
1.63%, 4/2/2018	5,245,000	5,253,470
2.30%, 4/27/2017	9,200,000	9,383,707
2.45%, 3/15/2017	2,225,000	2,272,229
2.90%, 1/9/2017	3,500,000	3,603,511
3.35%, 10/17/2016	5,600,000	5,779,169
5.38%, 10/20/2016 (a)	5,456,000	5,774,482
5.40%, 2/15/2017	6,822,000	7,293,583

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.63%, 9/15/2017	$12,595,000	$13,735,346
5.63%, 5/1/2018	14,182,000	15,675,769
6.38%, 11/15/2067 (b)	12,000,000	12,870,000
General Motors Financial Co., Inc.:
3.25%, 5/15/2018	5,000,000	5,119,350
4.75%, 8/15/2017	5,294,000	5,584,877
International Lease Finance Corp. 6.75%, 9/1/2016 (d)	7,950,000	8,347,499
JPMorgan Chase & Co.:
1.35%, 2/15/2017	7,750,000	7,751,382
1.63%, 5/15/2018	5,000,000	4,955,540
1.70%, 3/1/2018	19,335,000	19,262,436
1.80%, 1/25/2018 (a)	4,950,000	4,950,651
2.00%, 8/15/2017	10,850,000	10,954,060
3.15%, 7/5/2016	14,420,000	14,725,437
6.00%, 1/15/2018	20,731,000	22,803,670
6.13%, 6/27/2017	5,819,000	6,309,876
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	8,044,000	8,809,638
6.50%, 7/15/2018	2,278,000	2,561,203
Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	1,700,000	1,838,678
National Rural Utilities Cooperative Finance Corp.:
0.95%, 4/24/2017	3,000,000	2,988,255
1.10%, 1/27/2017	2,900,000	2,903,668
5.45%, 4/10/2017	2,500,000	2,691,119
5.45%, 2/1/2018	800,000	875,187
Nomura Holdings, Inc. 2.00%, 9/13/2016	5,505,000	5,533,727
NYSE Holdings LLC 2.00%, 10/5/2017	3,679,000	3,712,450
ORIX Corp. 3.75%, 3/9/2017	2,800,000	2,898,507
PACCAR Financial Corp.:
1.10%, 6/6/2017	1,800,000	1,796,962
1.15%, 8/16/2016	2,000,000	2,008,076
1.40%, 11/17/2017	1,665,000	1,666,601
1.40%, 5/18/2018	1,815,000	1,804,074
1.45%, 3/9/2018	2,200,000	2,196,258
1.60%, 3/15/2017	2,000,000	2,017,227
Synchrony Financial 1.88%, 8/15/2017	3,935,000	3,924,098
Toyota Motor Credit Corp.:
1.13%, 5/16/2017	4,025,000	4,020,999
1.25%, 10/5/2017	9,668,000	9,648,937
1.38%, 1/10/2018	2,500,000	2,495,701
1.45%, 1/12/2018	5,250,000	5,250,701
1.75%, 5/22/2017	4,375,000	4,420,791
2.00%, 9/15/2016	3,810,000	3,867,559
2.05%, 1/12/2017	4,110,000	4,172,953
2.10%, 1/17/2019	4,000,000	4,016,563
UBS AG of Stamford, CT:
1.38%, 6/1/2017	5,600,000	5,582,743
1.38%, 8/14/2017	6,250,000	6,228,730
1.80%, 3/26/2018	10,775,000	10,733,578
5.75%, 4/25/2018	5,222,000	5,763,949
5.88%, 7/15/2016	4,850,000	5,073,625
5.88%, 12/20/2017	12,817,000	14,044,012
Vesey Street Investment Trust I 4.40%, 9/1/2016	2,775,000	2,873,101

		825,040,548

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.:
1.40%, 12/1/2017	9,450,000	9,370,127
1.60%, 2/15/2017	5,350,000	5,359,489
1.70%, 6/1/2017	5,692,000	5,703,898
2.40%, 8/15/2016	4,600,000	4,660,875
5.50%, 2/1/2018	14,800,000	16,119,271
British Telecommunications PLC:
1.25%, 2/14/2017	2,400,000	2,395,830
5.95%, 1/15/2018	5,950,000	6,573,433
Harris Corp. 2.00%, 4/27/2018	2,560,000	2,553,300
Qwest Corp. 6.50%, 6/1/2017 (a)	1,490,000	1,592,363
Verizon Communications, Inc.:
1.10%, 11/1/2017	1,300,000	1,282,559
1.35%, 6/9/2017	8,850,000	8,809,816
2.00%, 11/1/2016	6,243,000	6,322,236
2.50%, 9/15/2016	5,030,000	5,117,801
3.65%, 9/14/2018	5,700,000	5,982,178
5.50%, 2/15/2018	4,100,000	4,476,321
6.10%, 4/15/2018	2,200,000	2,443,753

		88,763,250

ELECTRIC UTILITIES — 3.0%
Ameren Illinois Co. 6.13%, 11/15/2017	850,000	938,773
American Electric Power Co., Inc. 1.65%, 12/15/2017	4,550,000	4,537,076
Appalachian Power Co. 5.00%, 6/1/2017	855,000	909,669
Arizona Public Service Co. 6.25%, 8/1/2016	600,000	633,255
Baltimore Gas & Electric Co. 5.90%, 10/1/2016 (a)	1,224,000	1,298,477
Berkshire Hathaway Energy Co. 1.10%, 5/15/2017	1,407,000	1,399,516
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	1,015,000	1,151,138
CMS Energy Corp.:
5.05%, 2/15/2018 (a)	1,254,000	1,355,737
6.55%, 7/17/2017	843,000	926,799
Commonwealth Edison Co.:
1.95%, 9/1/2016	745,000	752,698
5.80%, 3/15/2018	3,180,000	3,541,632
5.95%, 8/15/2016	1,822,000	1,921,557
6.15%, 9/15/2017	1,418,000	1,563,139
Connecticut Light & Power Co. 5.65%, 5/1/2018	300,000	334,628
Consolidated Edison Co. of New York, Inc.:
5.30%, 12/1/2016 (a)	1,500,000	1,587,021
5.50%, 9/15/2016 (a)	515,000	543,087
5.85%, 4/1/2018	2,300,000	2,562,253
Consumers Energy Co. 5.15%, 2/15/2017	1,964,000	2,091,235

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Dayton Power & Light Co. 1.88%, 9/15/2016	$2,100,000	$2,114,669
Dominion Gas Holdings LLC 1.05%, 11/1/2016	2,100,000	2,100,865
Dominion Resources, Inc.:
1.25%, 3/15/2017	3,515,000	3,505,030
1.40%, 9/15/2017	1,250,000	1,243,557
1.90%, 6/15/2018	2,150,000	2,154,639
1.95%, 8/15/2016	1,907,000	1,925,264
6.40%, 6/15/2018	5,900,000	6,624,259
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	1,800,000	1,822,896
5.10%, 4/15/2018	1,725,000	1,888,274
5.25%, 1/15/2018	1,500,000	1,639,032
Duke Energy Corp.:
1.63%, 8/15/2017	4,133,000	4,144,712
2.15%, 11/15/2016	3,027,000	3,081,035
Edison International 3.75%, 9/15/2017	1,155,000	1,209,647
Entergy Corp. 4.70%, 1/15/2017	3,235,000	3,355,520
Eversource Energy 1.45%, 5/1/2018	500,000	493,893
Exelon Corp. 1.55%, 6/9/2017	2,520,000	2,524,863
Exelon Generation Co. LLC 6.20%, 10/1/2017	3,200,000	3,494,983
Florida Power & Light Co. 5.55%, 11/1/2017	962,000	1,051,252
Jersey Central Power & Light Co. 5.65%, 6/1/2017	1,260,000	1,352,488
Mississippi Power Co. 2.35%, 10/15/2016	1,956,000	1,991,273
NextEra Energy Capital Holdings, Inc.:
1.59%, 6/1/2017	2,121,000	2,118,894
6.35%, 10/1/2066 (b)	2,750,000	2,420,000
7.30%, 9/1/2067 (b)	1,140,000	1,117,200
Nisource Finance Corp. 6.40%, 3/15/2018	3,396,000	3,807,128
NSTAR Electric Co. 5.63%, 11/15/2017	118,000	128,985
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/2017	1,808,000	1,945,670
6.80%, 9/1/2018	2,100,000	2,402,545
Pacific Gas & Electric Co. 5.63%, 11/30/2017	3,231,000	3,520,108
Peco Energy Co.:
1.20%, 10/15/2016	1,755,000	1,761,983
5.35%, 3/1/2018	1,190,000	1,304,556
Pennsylvania Electric Co. 6.05%, 9/1/2017	990,000	1,075,924
PSEG Power LLC:
2.75%, 9/15/2016	2,712,000	2,765,795
5.32%, 9/15/2016	1,000,000	1,049,906
Southern California Edison Co. 1.13%, 5/1/2017	2,000,000	1,995,887
Southern Co.:
1.30%, 8/15/2017	2,812,000	2,800,950
1.95%, 9/1/2016	2,534,000	2,565,136
Southern Power Co. 1.50%, 6/1/2018	2,750,000	2,730,935
Southwestern Electric Power Co.:
5.55%, 1/15/2017	1,179,000	1,249,716
5.88%, 3/1/2018	300,000	330,406
Virginia Electric & Power Co. 5.95%, 9/15/2017	200,000	219,652
Virginia Electric and Power Co. 5.40%, 4/30/2018	1,350,000	1,486,467
WEC Energy Group, Inc. 1.65%, 6/15/2018	2,860,000	2,857,971
Xcel Energy, Inc.:
1.20%, 6/1/2017	3,125,000	3,110,945
5.61%, 4/1/2017	80,000	85,677

		120,618,277

ELECTRICAL EQUIPMENT — 0.1%
Jabil Circuit, Inc. 7.75%, 7/15/2016	3,556,000	3,767,482
Roper Technologies, Inc. 1.85%, 11/15/2017	23,000	23,032
Thermo Fisher Scientific, Inc. 1.85%, 1/15/2018	1,165,000	1,162,281

		4,952,795

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. 1.55%, 9/15/2017	1,550,000	1,542,024
Arrow Electronics, Inc. 3.00%, 3/1/2018	1,145,000	1,164,269
Avnet, Inc.:
6.00%, 9/1/2015	999,000	1,006,567
6.63%, 9/15/2016	90,000	95,277
Corning, Inc.:
1.45%, 11/15/2017	300,000	299,939
1.50%, 5/8/2018	2,900,000	2,884,333
Emerson Electric Co. 5.38%, 10/15/2017	575,000	625,091
FLIR Systems, Inc. 3.75%, 9/1/2016	2,335,000	2,393,072
Ingram Micro, Inc. 5.25%, 9/1/2017	800,000	851,526
Tech Data Corp. 3.75%, 9/21/2017	3,000,000	3,104,297

		13,966,395

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 1.40%, 6/15/2017	1,800,000	1,774,665
Halliburton Co. 1.00%, 8/1/2016	1,960,000	1,962,346
Nabors Industries, Inc. 2.35%, 9/15/2016	3,575,000	3,579,655
National Oilwell Varco, Inc. 1.35%, 12/1/2017	1,462,000	1,446,894

		8,763,560

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc. 3.80%, 5/15/2018	$3,770,000	$3,961,182

FOOD & STAPLES RETAILING — 1.2%
Costco Wholesale Corp. 5.50%, 3/15/2017	4,978,000	5,352,402
CVS Health Corp.:
1.20%, 12/5/2016	3,111,000	3,118,092
5.75%, 6/1/2017	6,431,000	6,953,226
6.13%, 8/15/2016	49,000	51,801
Kroger Co.:
2.20%, 1/15/2017	2,050,000	2,075,234
6.40%, 8/15/2017	2,495,000	2,738,977
Sysco Corp.:
1.45%, 10/2/2017	2,528,000	2,548,265
5.25%, 2/12/2018	1,750,000	1,906,050
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017	1,700,000	1,701,860
1.13%, 4/11/2018 (a)	5,050,000	5,025,321
5.38%, 4/5/2017	4,198,000	4,522,474
5.80%, 2/15/2018	5,271,000	5,881,250
Walgreen Co. 1.80%, 9/15/2017	4,819,000	4,835,740

		46,710,692

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.:
5.45%, 3/15/2018	1,950,000	2,144,441
8.38%, 4/15/2017	1,903,000	2,140,662
Bunge Ltd. Finance Corp.:
3.20%, 6/15/2017	3,856,000	3,945,136
4.10%, 3/15/2016	2,653,000	2,704,840
5.10%, 7/15/2015	2,286,000	2,288,060
Campbell Soup Co. 3.05%, 7/15/2017	1,600,000	1,646,070
ConAgra Foods, Inc.:
1.90%, 1/25/2018	4,930,000	4,863,571
5.82%, 6/15/2017	4,000,000	4,280,438
General Mills, Inc.:
1.40%, 10/20/2017	2,080,000	2,071,151
5.70%, 2/15/2017 (a)	4,525,000	4,833,010
Hershey Co. 1.50%, 11/1/2016	50,000	50,351
HJ Heinz Co.:
1.60%, 6/30/2017 (d)(e)	3,725,000	3,729,478
2.00%, 7/2/2018 (d)(e)	3,830,000	3,832,826
Ingredion, Inc. 1.80%, 9/25/2017	3,120,000	3,093,676
JM Smucker Co. 1.75%, 3/15/2018 (d)	2,530,000	2,523,693
Kellogg Co.:
1.75%, 5/17/2017	2,092,000	2,098,210
1.88%, 11/17/2016	375,000	379,278
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	5,427,000	5,484,519
6.13%, 8/23/2018	2,700,000	3,016,288
Kroger Co. 1.20%, 10/17/2016	1,940,000	1,942,763
Mondelez International, Inc.:
4.13%, 2/9/2016	1,670,000	1,701,725
6.13%, 2/1/2018	600,000	664,489
6.50%, 8/11/2017	113,000	124,475
Unilever Capital Corp. 0.85%, 8/2/2017	2,900,000	2,881,009

		62,440,159

GAS UTILITIES — 0.1%
Atmos Energy Corp. 6.35%, 6/15/2017	15,000	16,431
National Fuel Gas Co. 6.50%, 4/15/2018	1,500,000	1,660,825
Southern California Gas Co.:
1.55%, 6/15/2018	1,350,000	1,354,103
5.45%, 4/15/2018	1,000,000	1,107,627

		4,138,986

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc.:
1.85%, 1/15/2017	1,725,000	1,734,446
1.85%, 6/15/2018	2,120,000	2,108,221
5.90%, 9/1/2016	3,250,000	3,436,609
Becton Dickinson and Co.:
1.45%, 5/15/2017	1,750,000	1,745,534
1.75%, 11/8/2016	2,150,000	2,167,586
1.80%, 12/15/2017	7,561,000	7,554,001
Boston Scientific Corp. 5.13%, 1/12/2017	1,440,000	1,515,571
C.R. Bard, Inc. 1.38%, 1/15/2018	2,500,000	2,471,009
Covidien International Finance SA 6.00%, 10/15/2017	5,000,000	5,499,671
DENTSPLY International, Inc. 2.75%, 8/15/2016	3,000,000	3,048,667
Medtronic, Inc.:
0.88%, 2/27/2017	700,000	696,410
1.38%, 4/1/2018	5,150,000	5,108,671
1.50%, 3/15/2018 (d)	4,630,000	4,612,326
Stryker Corp.:
1.30%, 4/1/2018	2,295,000	2,267,706
2.00%, 9/30/2016 (a)	3,558,000	3,604,697
Zimmer Biomet Holdings, Inc.:
1.45%, 4/1/2017	2,500,000	2,494,021
2.00%, 4/1/2018	5,290,000	5,283,645

		55,348,791

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Aetna, Inc.:
1.50%, 11/15/2017	1,900,000	1,890,375
1.75%, 5/15/2017	1,325,000	1,332,259
AmerisourceBergen Corp. 1.15%, 5/15/2017	2,745,000	2,727,891
Anthem, Inc.:
1.88%, 1/15/2018	2,800,000	2,788,303
2.38%, 2/15/2017	1,825,000	1,847,879
5.88%, 6/15/2017	2,650,000	2,857,169
Cardinal Health, Inc.:
1.70%, 3/15/2018	896,000	892,589
1.90%, 6/15/2017	1,373,000	1,382,519

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

1.95%, 6/15/2018	$3,150,000	$3,157,705
Catholic Health Initiatives 1.60%, 11/1/2017	306,000	306,008
CIGNA Corp. 5.38%, 3/15/2017	1,376,000	1,460,890
Coventry Health Care, Inc. 5.95%, 3/15/2017	1,719,000	1,847,637
Humana, Inc. 7.20%, 6/15/2018	100,000	114,557
Laboratory Corp. of America Holdings 2.20%, 8/23/2017 (a)	1,925,000	1,943,599
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	2,405,000	2,400,208
1.40%, 12/15/2017	4,100,000	4,086,350
1.88%, 11/15/2016	1,850,000	1,876,098
6.00%, 6/15/2017	1,785,000	1,941,435
6.00%, 2/15/2018	5,235,000	5,803,455

		40,656,926

HOTELS, RESTAURANTS & LEISURE — 0.7%
Carnival Corp. 1.88%, 12/15/2017	2,500,000	2,495,005
Darden Restaurants, Inc. 6.45%, 10/15/2017	600,000	649,049
Hyatt Hotels Corp. 3.88%, 8/15/2016	1,555,000	1,598,000
McDonald’s Corp.:
5.30%, 3/15/2017 (a)	1,708,000	1,824,681
5.35%, 3/1/2018	5,914,000	6,475,188
5.80%, 10/15/2017	2,545,000	2,790,953
Starbucks Corp.:
0.88%, 12/5/2016	2,202,000	2,195,973
6.25%, 8/15/2017	550,000	610,148
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	500,000	560,081
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	557,000	559,851
2.95%, 3/1/2017	3,080,000	3,138,005
6.00%, 12/1/2016	2,550,000	2,693,984
Yum! Brands, Inc. 6.25%, 3/15/2018 (a)	2,104,000	2,321,021

		27,911,939

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.:
1.35%, 3/1/2017	1,500,000	1,496,582
1.65%, 11/1/2017	1,500,000	1,496,963

		2,993,545

HOUSEHOLD PRODUCTS — 0.3%
Clorox Co. 5.95%, 10/15/2017	2,850,000	3,124,851
Kimberly-Clark Corp. 6.13%, 8/1/2017	3,270,000	3,597,585
Procter & Gamble Co.:
0.75%, 11/4/2016	706,000	706,106
1.45%, 8/15/2016	5,410,000	5,458,997
1.90%, 11/1/2019	50,000	49,879

		12,937,418

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 1.90%, 6/3/2017	3,175,000	3,148,951

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.:
1.00%, 6/26/2017	2,200,000	2,200,492
1.38%, 9/29/2016	4,036,000	4,072,771
Eaton Corp.:
5.30%, 3/15/2017	27,000	28,797
5.60%, 5/15/2018	2,100,000	2,313,379
Eaton Electric Holdings LLC 6.10%, 7/1/2017	420,000	456,721
GE Capital Trust I 6.38%, 11/15/2067 (a)(b)	1,350,000	1,447,875
General Electric Co. 5.25%, 12/6/2017	20,880,000	22,763,456
Koninklijke Philips NV 5.75%, 3/11/2018	6,512,000	7,141,233
Pentair Finance SA 1.88%, 9/15/2017	1,917,000	1,918,482
Tyco Electronics Group SA 6.55%, 10/1/2017	4,650,000	5,146,869

		47,490,075

INSURANCE — 2.7%
ACE INA Holdings, Inc.:
5.70%, 2/15/2017	2,489,000	2,668,845
5.80%, 3/15/2018 (a)	473,000	524,127
Aflac, Inc. 2.65%, 2/15/2017	2,375,000	2,426,725
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	116,000	123,399
Allstate Corp. 6.13%, 5/15/2067 (a)(b)	1,648,000	1,693,320
American International Group, Inc.:
5.60%, 10/18/2016	651,000	687,412
5.85%, 1/16/2018	12,943,000	14,309,473
Assurant, Inc. 2.50%, 3/15/2018	300,000	303,179
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	4,250,000	4,261,442
1.30%, 5/15/2018 (a)	2,500,000	2,495,460
1.60%, 5/15/2017	8,880,000	8,977,126
5.40%, 5/15/2018	5,300,000	5,884,468
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	3,341,000	3,352,522
1.90%, 1/31/2017	4,697,000	4,769,897
2.20%, 8/15/2016	2,800,000	2,846,585
Chubb Corp.:
5.75%, 5/15/2018	137,000	152,509
6.38%, 3/29/2067 (b)	5,527,000	5,775,715
CNA Financial Corp. 6.50%, 8/15/2016	500,000	528,929
Fidelity National Financial, Inc. 6.60%, 5/15/2017	1,360,000	1,469,422
Hartford Financial Services Group, Inc.:
5.38%, 3/15/2017	1,227,000	1,304,839

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.50%, 10/15/2016	$800,000	$841,854
6.30%, 3/15/2018	672,000	747,811
Kemper Corp. 6.00%, 5/15/2017	2,900,000	3,096,062
Lincoln National Corp. 6.05%, 4/20/2067 (a)(b)	1,000,000	895,000
Marsh & McLennan Cos, Inc. 2.30%, 4/1/2017	1,150,000	1,167,204
MetLife, Inc.:
1.76%, 12/15/2017	2,300,000	2,314,954
1.90%, 12/15/2017	2,500,000	2,516,076
6.82%, 8/15/2018 (a)	1,475,000	1,696,492
Principal Financial Group, Inc. 1.85%, 11/15/2017	1,512,000	1,519,397
Progressive Corp. 6.70%, 6/15/2067 (b)	4,111,000	4,275,440
Prudential Financial, Inc.:
4.75%, 9/17/2015	755,000	760,841
6.00%, 12/1/2017	3,050,000	3,360,056
6.10%, 6/15/2017	1,050,000	1,139,783
Reinsurance Group of America, Inc.:
5.63%, 3/15/2017	206,000	219,391
6.75%, 12/15/2065 (b)	2,000,000	1,860,000
StanCorp Financial Group, Inc. 6.90%, 6/1/2067 (a)(b)	1,500,000	1,365,000
Travelers Cos., Inc.:
5.75%, 12/15/2017	2,535,000	2,799,690
5.80%, 5/15/2018	253,000	281,993
Unum Group 7.13%, 9/30/2016	2,273,000	2,433,601
Voya Financial, Inc. 2.90%, 2/15/2018	3,500,000	3,589,566
Willis North America, Inc. 6.20%, 3/28/2017 (a)	681,000	728,011
XL Group PLC 6.50%, 10/29/2049 (b)	5,025,000	4,371,750

		106,535,366

INTERNET SOFTWARE & SERVICES — 0.5%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017 (d)	4,638,000	4,639,769
Amazon.com, Inc. 1.20%, 11/29/2017	4,575,000	4,547,057
Baidu, Inc. 2.25%, 11/28/2017	4,000,000	4,021,619
eBay, Inc.:
1.35%, 7/15/2017	1,700,000	1,693,586
2.20%, 8/1/2019	3,750,000	3,716,870

		18,618,901

IT SERVICES — 0.3%
Fidelity National Information Services, Inc. 1.45%, 6/5/2017	1,935,000	1,924,451
Xerox Corp.:
2.95%, 3/15/2017	1,660,000	1,695,033
6.35%, 5/15/2018	4,965,000	5,536,108
6.40%, 3/15/2016	1,711,000	1,774,677
6.75%, 2/1/2017	650,000	701,174

		11,631,443

LEISURE PRODUCTS — 0.1%
Mattel, Inc.:
1.70%, 3/15/2018	500,000	495,483
2.50%, 11/1/2016	1,700,000	1,723,728

		2,219,211

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	4,100,000	4,084,743
2.25%, 8/15/2016	4,116,000	4,166,842
3.20%, 3/1/2016	1,700,000	1,726,187

		9,977,772

MACHINERY — 0.5%
Caterpillar, Inc.:
1.50%, 6/26/2017	2,400,000	2,416,985
5.70%, 8/15/2016	571,000	602,597
7.90%, 12/15/2018	800,000	959,064
Danaher Corp. 5.63%, 1/15/2018	3,000,000	3,299,662
Eaton Corp. 1.50%, 11/2/2017	5,280,000	5,263,260
Illinois Tool Works, Inc. 0.90%, 2/25/2017	3,052,000	3,045,092
Joy Global, Inc. 6.00%, 11/15/2016	300,000	317,887
Parker Hannifin Corp. 5.50%, 5/15/2018	200,000	220,948
Xylem, Inc. 3.55%, 9/20/2016	3,600,000	3,695,922

		19,821,417

MEDIA — 2.3%
21st Century Fox America, Inc. 8.00%, 10/17/2016	1,900,000	2,068,286
CBS Corp. 1.95%, 7/1/2017	2,000,000	2,008,276
Comcast Cable Communications LLC 8.88%, 5/1/2017	6,515,000	7,401,066
Comcast Corp.:
5.88%, 2/15/2018	2,000,000	2,216,235
6.30%, 11/15/2017	3,870,000	4,297,539
6.50%, 1/15/2017	4,825,000	5,214,615
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (a)	3,950,000	3,921,344
2.40%, 3/15/2017	4,695,000	4,750,864
3.13%, 2/15/2016	1,900,000	1,922,515
Interpublic Group of Cos., Inc. 2.25%, 11/15/2017	300,000	302,501
McGraw Hill Financial, Inc. 5.90%, 11/15/2017	600,000	651,921
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	1,558,000	1,589,603
Thomson Reuters Corp.:
1.30%, 2/23/2017	2,187,000	2,180,314
1.65%, 9/29/2017	3,100,000	3,093,962
6.50%, 7/15/2018	2,200,000	2,483,887

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Time Warner Cable, Inc. 5.85%, 5/1/2017	$10,055,000	$10,740,877
Time Warner Cos., Inc. 7.25%, 10/15/2017	1,730,000	1,940,902
Time Warner, Inc. 5.88%, 11/15/2016	5,099,000	5,426,823
Viacom, Inc.:
2.50%, 12/15/2016	1,800,000	1,828,722
2.50%, 9/1/2018	3,120,000	3,148,953
3.50%, 4/1/2017	360,000	371,508
6.13%, 10/5/2017	4,000,000	4,368,567
Walt Disney Co.:
0.88%, 5/30/2017	3,814,000	3,798,605
1.10%, 12/1/2017	6,300,000	6,271,804
1.13%, 2/15/2017	1,115,000	1,119,234
1.35%, 8/16/2016	3,510,000	3,535,965
5.63%, 9/15/2016	2,378,000	2,518,663
5.88%, 12/15/2017	1,500,000	1,661,900
6.00%, 7/17/2017	1,666,000	1,827,418

		92,662,869

METALS & MINING — 1.5%
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	4,872,000	4,914,527
1.88%, 11/21/2016	2,599,000	2,634,301
5.40%, 3/29/2017	4,645,000	4,984,167
Freeport-McMoRan Copper & Gold, Inc. 2.38%, 3/15/2018 (d)	50,000	49,617
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	2,480,000	2,474,377
2.30%, 11/14/2017	4,500,000	4,475,399
2.38%, 3/15/2018	7,340,000	7,269,591
Glencore Canada Corp. 5.50%, 6/15/2017	256,000	271,379
Goldcorp, Inc. 2.13%, 3/15/2018	2,250,000	2,251,763
Nucor Corp. 5.75%, 12/1/2017	3,047,000	3,338,789
Reliance Steel & Aluminum Co. 6.20%, 11/15/2016	174,000	184,110
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017 (a)	6,282,000	6,273,600
2.00%, 3/22/2017	1,650,000	1,663,628
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	2,149,000	2,179,137
6.50%, 7/15/2018	4,692,000	5,304,860
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	1,266,000	1,229,043
3.15%, 1/15/2017	3,150,000	3,145,815
3.85%, 8/15/2017	2,000,000	2,016,642
Vale Overseas, Ltd. 6.25%, 1/23/2017	6,418,000	6,779,013

		61,439,758

MULTI-UTILITIES — 0.3%
Berkshire Hathaway Energy 5.75%, 4/1/2018	1,915,000	2,114,583
Integrys Energy Group, Inc. 6.11%, 12/1/2066 (b)	2,450,000	2,180,500
MidAmerican Energy Co.:
5.30%, 3/15/2018	2,600,000	2,851,881
5.95%, 7/15/2017	1,365,000	1,492,627
Sempra Energy:
2.30%, 4/1/2017	1,746,000	1,770,365
6.15%, 6/15/2018	50,000	55,888

		10,465,844

MULTILINE RETAIL — 0.6%
Kohl’s Corp. 6.25%, 12/15/2017	100,000	110,289
Macy’s Retail Holdings, Inc.:
5.90%, 12/1/2016	1,279,000	1,363,014
7.45%, 7/15/2017	3,180,000	3,552,458
Nordstrom, Inc. 6.25%, 1/15/2018	2,529,000	2,796,108
Target Corp.:
5.38%, 5/1/2017	2,972,000	3,199,744
5.88%, 7/15/2016	2,870,000	3,022,271
6.00%, 1/15/2018	7,100,000	7,918,490

		21,962,374

OIL, GAS & CONSUMABLE FUELS — 7.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	7,645,000	8,069,764
6.38%, 9/15/2017	9,320,000	10,229,421
Apache Corp.:
1.75%, 4/15/2017	2,900,000	2,903,099
5.63%, 1/15/2017	1,495,000	1,586,368
Boardwalk Pipelines LP:
5.50%, 2/1/2017 (a)	1,400,000	1,448,440
5.88%, 11/15/2016	1,350,000	1,408,455
BP Capital Markets PLC:
1.38%, 11/6/2017	4,493,000	4,481,246
1.38%, 5/10/2018	5,300,000	5,252,908
1.67%, 2/13/2018	3,850,000	3,855,819
1.85%, 5/5/2017	5,700,000	5,755,607
2.24%, 5/10/2019	2,600,000	2,610,382
2.25%, 11/1/2016	1,550,000	1,574,749
British Transco Finance, Inc. 6.63%, 6/1/2018	1,800,000	2,054,249
Buckeye Partners LP:
2.65%, 11/15/2018	625,000	613,208
6.05%, 1/15/2018	31,000	33,417
Cameron International Corp. 1.15%, 12/15/2016	1,930,000	1,915,113
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	2,917,000	2,881,581
5.70%, 5/15/2017	5,925,000	6,332,676
5.90%, 2/1/2018	1,500,000	1,634,866
6.00%, 8/15/2016	1,300,000	1,370,252
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	300,000	332,140
CenterPoint Energy, Inc. 5.95%, 2/1/2017	1,300,000	1,387,651
Chevron Corp.:
1.10%, 12/5/2017	8,850,000	8,811,058
1.35%, 11/15/2017	5,380,000	5,389,555
1.37%, 3/2/2018	7,600,000	7,586,165
1.72%, 6/24/2018	5,000,000	5,027,328

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Columbia Pipeline Group, Inc. 2.45%, 6/1/2018 (d)	$1,750,000	$1,760,070
ConocoPhillips:
1.05%, 12/15/2017	5,600,000	5,554,373
5.20%, 5/15/2018	200,000	220,162
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	4,944,000	5,243,359
ConocoPhillips Co. 1.50%, 5/15/2018	4,500,000	4,488,080
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	300,000	319,133
Enbridge Energy Partners LP:
5.88%, 12/15/2016	1,090,000	1,152,084
8.05%, 10/1/2077 (b)	2,170,000	2,235,100
Enbridge, Inc. 5.60%, 4/1/2017	788,000	838,790
Energy Transfer Partners LP:
2.50%, 6/15/2018	2,020,000	2,021,457
6.13%, 2/15/2017	2,000,000	2,128,050
6.70%, 7/1/2018	500,000	555,820
Enterprise Products Operating LLC:
1.65%, 5/7/2018	3,300,000	3,286,779
3.20%, 2/1/2016	2,362,000	2,390,783
6.30%, 9/15/2017	3,500,000	3,855,904
6.65%, 4/15/2018	1,500,000	1,692,827
7.03%, 1/15/2068 (b)	1,200,000	1,290,000
8.38%, 8/1/2066 (b)	2,889,000	3,019,005
EOG Resources, Inc. 5.88%, 9/15/2017	325,000	355,067
EQT Corp. 6.50%, 4/1/2018	515,000	566,584
Exxon Mobil Corp.:
0.92%, 3/15/2017	6,386,000	6,378,701
1.31%, 3/6/2018	9,150,000	9,140,458
FMC Technologies, Inc. 2.00%, 10/1/2017	1,500,000	1,503,647
GS Caltex Corp. 5.50%, 4/24/2017 (d)	1,100,000	1,167,431
Hess Corp. 1.30%, 6/15/2017	1,750,000	1,735,302
Husky Energy, Inc. 6.20%, 9/15/2017	1,500,000	1,627,118
Kinder Morgan Energy Partners LP:
5.95%, 2/15/2018 (a)	570,000	618,163
6.00%, 2/1/2017	4,300,000	4,567,460
Kinder Morgan Finance Co. LLC 5.70%, 1/5/2016	1,900,000	1,942,047
Kinder Morgan, Inc.:
2.00%, 12/1/2017	4,425,000	4,400,264
7.00%, 6/15/2017	5,000,000	5,432,880
Magellan Midstream Partners LP 5.65%, 10/15/2016	869,000	917,849
Marathon Oil Corp.:
5.90%, 3/15/2018	4,500,000	4,935,516
6.00%, 10/1/2017	3,049,000	3,323,769
Murphy Oil Corp. 2.50%, 12/1/2017	3,000,000	2,938,599
Nabors Industries, Inc. 6.15%, 2/15/2018	3,484,000	3,736,342
Noble Holding International, Ltd.:
2.50%, 3/15/2017 (a)	985,000	981,090
4.00%, 3/16/2018	2,500,000	2,548,493
Occidental Petroleum Corp.:
1.50%, 2/15/2018	2,394,000	2,379,043
1.75%, 2/15/2017	5,821,000	5,859,273
ONEOK Partners LP:
2.00%, 10/1/2017	5,160,000	5,121,848
6.15%, 10/1/2016	728,000	768,450
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	1,950,000	2,133,929
Phillips 66 2.95%, 5/1/2017	6,855,000	7,039,205
Pioneer Natural Resources Co.:
5.88%, 7/15/2016	3,860,000	4,035,925
6.65%, 3/15/2017	2,147,000	2,319,593
6.88%, 5/1/2018	500,000	560,993
Plains All American Pipeline LP/PAA Finance Corp.:
6.13%, 1/15/2017	3,438,000	3,674,143
6.50%, 5/1/2018	1,500,000	1,678,610
Rowan Cos., Inc. 5.00%, 9/1/2017	1,022,000	1,062,594
Shell International Finance BV:
0.90%, 11/15/2016	2,400,000	2,402,002
1.13%, 8/21/2017	6,100,000	6,085,398
5.20%, 3/22/2017	4,147,000	4,437,514
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (d)	1,057,000	1,123,952
Southwestern Energy Co.:
3.30%, 1/23/2018	2,000,000	2,042,204
7.50%, 2/1/2018	3,088,000	3,451,709
Spectra Energy Capital LLC 6.20%, 4/15/2018	3,000,000	3,272,120
Suncor Energy, Inc. 6.10%, 6/1/2018	3,710,000	4,122,677
Sunoco, Inc. 5.75%, 1/15/2017 (a)	1,252,000	1,320,860
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	2,023,166
Total Capital Canada, Ltd. 1.45%, 1/15/2018	5,376,000	5,376,719
Total Capital International SA:
1.00%, 8/12/2016	2,200,000	2,205,144
1.00%, 1/10/2017	2,500,000	2,500,430
1.50%, 2/17/2017 (a)	3,100,000	3,123,017
1.55%, 6/28/2017	6,500,000	6,546,101
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (a)	1,225,000	1,224,359
1.88%, 1/12/2018	374,000	375,664
6.35%, 5/15/2067 (b)	5,000,000	4,700,000
Valero Energy Corp. 6.13%, 6/15/2017	3,620,000	3,923,964
Weatherford International LLC 6.35%, 6/15/2017 (a)	2,873,000	3,056,010
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	3,300,000	3,574,633

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

XTO Energy, Inc. 6.25%, 8/1/2017	$450,000	$497,217

		299,432,539

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 10.75%, 6/1/2017	1,740,000	2,016,269

PERSONAL PRODUCTS — 0.0% (c)
Colgate-Palmolive Co.:
1.30%, 1/15/2017 (a)	230,000	231,443
2.63%, 5/1/2017	150,000	153,619
Estee Lauder Cos., Inc. 5.55%, 5/15/2017	638,000	686,271

		1,071,333

PHARMACEUTICALS — 4.6%
AbbVie, Inc.:
1.75%, 11/6/2017	17,350,000	17,386,230
1.80%, 5/14/2018	14,130,000	14,088,822
Actavis Funding SCS:
1.30%, 6/15/2017 (a)	2,400,000	2,377,102
1.85%, 3/1/2017	4,050,000	4,067,319
2.35%, 3/12/2018	17,450,000	17,552,343
AstraZeneca PLC 5.90%, 9/15/2017	8,600,000	9,455,485
Baxalta, Inc. 2.00%, 6/22/2018 (d)	1,500,000	1,499,801
Bristol-Myers Squibb Co. 0.88%, 8/1/2017	2,968,000	2,951,933
Eli Lilly & Co.:
1.25%, 3/1/2018	3,505,000	3,493,593
5.20%, 3/15/2017	3,475,000	3,718,784
Express Scripts Holding Co.:
1.25%, 6/2/2017	1,965,000	1,950,623
2.65%, 2/15/2017	5,255,000	5,345,624
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	9,500,000	9,571,457
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/2018	9,933,000	11,086,058
Johnson & Johnson:
0.70%, 11/28/2016	300,000	300,048
1.13%, 11/21/2017	4,400,000	4,394,450
5.15%, 7/15/2018	150,000	166,514
5.55%, 8/15/2017	4,926,000	5,386,840
McKesson Corp.:
1.29%, 3/10/2017	3,074,000	3,063,924
1.40%, 3/15/2018	3,000,000	2,961,026
5.70%, 3/1/2017	1,599,000	1,708,039
Medco Health Solutions, Inc. 7.13%, 3/15/2018	7,335,000	8,300,311
Merck & Co., Inc.:
1.10%, 1/31/2018	6,100,000	6,077,662
1.30%, 5/18/2018	2,575,000	2,566,692
Mylan, Inc.:
1.35%, 11/29/2016	1,513,000	1,510,077
1.80%, 6/24/2016	2,687,000	2,688,594
2.60%, 6/24/2018	550,000	553,230
Perrigo Co. PLC 1.30%, 11/8/2016	2,330,000	2,325,678
Pfizer, Inc.:
0.90%, 1/15/2017	2,600,000	2,598,469
1.10%, 5/15/2017 (a)	1,300,000	1,299,790
1.50%, 6/15/2018	4,000,000	3,998,315
4.65%, 3/1/2018	2,650,000	2,873,557
Sanofi 1.25%, 4/10/2018	7,994,000	7,956,123
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	4,125,000	4,183,707
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	6,500,000	6,489,447
Wyeth LLC 5.45%, 4/1/2017	3,005,000	3,231,519
Zoetis, Inc. 1.88%, 2/1/2018	3,917,000	3,895,458

		183,074,644

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. 3.25%, 12/1/2017	2,300,000	2,332,681

REAL ESTATE INVESTMENT TRUSTS — 1.9%
American Tower Corp. 4.50%, 1/15/2018	6,755,000	7,146,069
AvalonBay Communities, Inc.:
5.70%, 3/15/2017	300,000	321,455
5.75%, 9/15/2016	300,000	316,586
Brandywine Operating Partnership LP 5.70%, 5/1/2017	903,000	963,015
Brookfield Asset Management, Inc. 5.80%, 4/25/2017	122,000	130,933
DDR Corp. 7.50%, 4/1/2017	2,904,000	3,183,089
Duke Realty LP:
5.95%, 2/15/2017	1,819,000	1,947,038
6.50%, 1/15/2018	1,073,000	1,196,335
Equity Commonwealth 6.25%, 6/15/2017	230,000	242,628
ERP Operating LP:
5.38%, 8/1/2016	1,920,000	2,008,375
5.75%, 6/15/2017	2,900,000	3,137,336
Essex Portfolio LP 5.50%, 3/15/2017	1,900,000	2,021,192
HCP, Inc.:
5.63%, 5/1/2017	1,723,000	1,843,269
6.00%, 1/30/2017	2,321,000	2,478,269
6.30%, 9/15/2016	2,251,000	2,385,459
6.70%, 1/30/2018	3,361,000	3,743,300
Health Care REIT, Inc.:
2.25%, 3/15/2018	1,600,000	1,608,587
4.70%, 9/15/2017	1,850,000	1,963,858
Highwoods Realty LP 5.85%, 3/15/2017	1,943,000	2,076,617
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,218,386
Kimco Realty Corp.:
4.30%, 2/1/2018	500,000	528,507
5.70%, 5/1/2017	2,200,000	2,364,821
Liberty Property LP:
5.50%, 12/15/2016	1,950,000	2,057,849

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.63%, 10/1/2017	$1,775,000	$1,955,138
Mack-Cali Realty LP 2.50%, 12/15/2017	2,000,000	2,000,531
ProLogis LP 4.50%, 8/15/2017	1,179,000	1,245,259
Realty Income Corp. 5.95%, 9/15/2016	2,800,000	2,959,049
Regency Centers LP 5.88%, 6/15/2017	2,150,000	2,322,405
Select Income REIT 2.85%, 2/1/2018	2,000,000	2,019,549
Simon Property Group LP:
2.15%, 9/15/2017	3,300,000	3,351,514
2.20%, 2/1/2019 (a)	100,000	100,712
2.80%, 1/30/2017 (a)	2,850,000	2,912,364
Ventas Realty LP:
1.25%, 4/17/2017	1,264,000	1,257,561
1.55%, 9/26/2016	3,141,000	3,156,800
Ventas Realty LP/Ventas Capital Corp. 2.00%, 2/15/2018	3,000,000	3,007,798
Weyerhaeuser Co. 6.95%, 8/1/2017	2,000,000	2,199,315

		76,370,968

ROAD & RAIL — 0.7%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	3,236,000	3,478,580
5.75%, 3/15/2018	2,773,000	3,057,449
Canadian National Railway Co. 1.45%, 12/15/2016	1,500,000	1,509,617
Con-way, Inc. 7.25%, 1/15/2018	2,650,000	2,944,287
CSX Corp.:
5.60%, 5/1/2017	1,659,000	1,785,006
6.25%, 3/15/2018	2,500,000	2,794,911
7.90%, 5/1/2017	1,005,000	1,122,049
Norfolk Southern Corp.:
5.75%, 4/1/2018 (a)	2,200,000	2,429,285
7.70%, 5/15/2017	1,101,000	1,226,778
Ryder System, Inc.:
2.45%, 11/15/2018	1,000,000	1,005,525
2.50%, 3/1/2017	1,400,000	1,423,175
2.50%, 3/1/2018 (a)	801,000	812,153
2.55%, 6/1/2019	2,500,000	2,501,965
3.50%, 6/1/2017	520,000	538,185
5.85%, 11/1/2016	735,000	779,669

		27,408,634

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Altera Corp. 1.75%, 5/15/2017	2,265,000	2,277,970
Intel Corp.:
1.35%, 12/15/2017	13,200,000	13,171,861
1.95%, 10/1/2016	6,389,000	6,485,097
KLA-Tencor Corp. 2.38%, 11/1/2017	2,545,000	2,567,281
National Semiconductor Corp. 6.60%, 6/15/2017	3,000,000	3,306,709
Texas Instruments, Inc. 0.88%, 3/12/2017	1,700,000	1,692,484

		29,501,402

SOFTWARE — 0.9%
Autodesk, Inc. 1.95%, 12/15/2017	2,300,000	2,306,117
Intuit, Inc. 5.75%, 3/15/2017	2,750,000	2,946,563
Microsoft Corp.:
0.88%, 11/15/2017 (a)	2,000,000	1,989,087
4.20%, 6/1/2019	750,000	815,445
Oracle Corp.:
1.20%, 10/15/2017	8,300,000	8,283,430
5.75%, 4/15/2018	12,500,000	13,892,932
Symantec Corp. 2.75%, 6/15/2017	3,750,000	3,784,987

		34,018,561

SPECIALTY RETAIL — 0.5%
AutoNation, Inc. 6.75%, 4/15/2018	500,000	554,100
AutoZone, Inc.:
1.30%, 1/13/2017	925,000	924,179
5.50%, 11/15/2015	1,241,000	1,262,384
Costco Wholesale Corp. 1.13%, 12/15/2017	5,050,000	5,024,022
Dollar General Corp. 4.13%, 7/15/2017	2,577,000	2,691,724
Lowe’s Cos., Inc.:
1.63%, 4/15/2017 (a)	3,130,000	3,160,412
6.10%, 9/15/2017	1,020,000	1,126,120
Staples, Inc. 2.75%, 1/12/2018	2,600,000	2,612,626
Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017	3,055,000	3,062,175

		20,417,742

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.:
0.90%, 5/12/2017	4,415,000	4,415,921
1.00%, 5/3/2018	16,402,000	16,222,425
1.05%, 5/5/2017	6,848,000	6,853,151
Computer Sciences Corp. 6.50%, 3/15/2018	4,000,000	4,422,010
EMC Corp. 1.88%, 6/1/2018	6,649,000	6,654,685
Hewlett-Packard Co.:
2.60%, 9/15/2017	7,050,000	7,165,404
3.00%, 9/15/2016	6,305,000	6,443,528
3.30%, 12/9/2016	6,422,000	6,596,234
5.40%, 3/1/2017	1,613,000	1,715,064
International Business Machines Corp.:
1.13%, 2/6/2018	6,400,000	6,356,127
1.25%, 2/6/2017	3,300,000	3,313,629
1.25%, 2/8/2018	4,270,000	4,254,262
1.95%, 7/22/2016	5,679,000	5,760,442
1.95%, 2/12/2019 (a)	717,000	718,782
5.70%, 9/14/2017	16,600,000	18,204,066

See accompanying notes to financial statements.

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

NetApp, Inc. 2.00%, 12/15/2017	$600,000	$600,877

		99,696,607

THRIFTS & MORTGAGE FINANCE — 0.2%
Murray Street Investment Trust I 4.65%, 3/9/2017	5,033,000	5,285,974
Santander Holdings USA, Inc. 3.00%, 9/24/2015 (a)	1,460,000	1,464,030

		6,750,004

TOBACCO — 0.8%
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	3,568,000	3,557,960
1.25%, 11/9/2017	1,380,000	1,376,532
1.63%, 3/20/2017 (a)	2,101,000	2,119,417
5.65%, 5/16/2018	11,800,000	13,068,975
Reynolds American, Inc.:
2.30%, 6/12/2018	1,905,000	1,920,474
6.75%, 6/15/2017	5,118,000	5,588,238
RJ Reynolds Tobacco Co.:
2.30%, 8/21/2017 (a)	474,000	474,599
3.50%, 8/4/2016 (a)	5,205,000	5,323,613

		33,429,808

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 1.25%, 3/4/2017	3,100,000	3,075,083

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Canadian National Railway Co. 5.85%, 11/15/2017	915,000	1,006,531
Union Pacific Corp. 5.75%, 11/15/2017 (a)	600,000	660,551

		1,667,082

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
America Movil SAB de CV:
2.38%, 9/8/2016	9,100,000	9,237,517
5.63%, 11/15/2017	1,500,000	1,642,956
Embarq Corp. 7.08%, 6/1/2016	1,850,000	1,927,350
GTE Corp. 6.84%, 4/15/2018	39,000	44,100
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	3,540,000	3,537,247
Orange SA 2.75%, 9/14/2016	3,500,000	3,569,266
Telefonica Emisiones SAU:
3.19%, 4/27/2018	8,000,000	8,205,997
6.22%, 7/3/2017	3,111,000	3,378,243
Vodafone Group PLC:
1.25%, 9/26/2017	4,400,000	4,329,233
1.50%, 2/19/2018	6,850,000	6,737,488
1.63%, 3/20/2017	5,440,000	5,429,530
5.63%, 2/27/2017	6,455,000	6,862,493

		54,901,420

TOTAL BONDS & NOTES —
(Cost $3,934,124,881)		3,920,161,233

	Shares
SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	36,038,010	36,038,010
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	31,983,301	31,983,301

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $68,021,311)		68,021,311

TOTAL INVESTMENTS — 100.6% (j)
(Cost $4,002,146,192)		3,988,182,544
OTHER ASSETS & LIABILITIES — (0.6)%		(25,306,198)

NET ASSETS — 100.0%		$3,962,876,346

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 99.1%
AEROSPACE & DEFENSE — 1.3%
Boeing Co.:
2.35%, 10/30/2021	$150,000	$148,009
2.50%, 3/1/2025	100,000	95,066
4.88%, 2/15/2020	225,000	251,537
6.00%, 3/15/2019	400,000	458,271
Embraer Netherlands Finance BV 5.05%, 6/15/2025	75,000	75,188
Embraer SA 5.15%, 6/15/2022	250,000	258,125
General Dynamics Corp.:
1.00%, 11/15/2017	275,000	273,151
2.25%, 7/15/2016	300,000	304,840
2.25%, 11/15/2022	275,000	260,146
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	125,000	136,637
5.00%, 2/15/2019	315,000	349,622
5.30%, 3/15/2017	150,000	160,829
5.30%, 3/1/2018	150,000	165,072
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	51,561
4.75%, 7/15/2020	350,000	369,576
4.95%, 2/15/2021	75,000	79,424
5.20%, 10/15/2019	250,000	269,895
Lockheed Martin Corp.:
2.90%, 3/1/2025	350,000	335,278
3.35%, 9/15/2021	150,000	153,561
4.25%, 11/15/2019	145,000	156,830
Northrop Grumman Corp.:
1.75%, 6/1/2018	350,000	348,569
3.25%, 8/1/2023	155,000	151,496
3.50%, 3/15/2021	100,000	102,610
5.05%, 8/1/2019	300,000	329,168
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	248,173
2.25%, 6/15/2020	250,000	248,506
2.50%, 1/15/2023	100,000	95,576
3.25%, 6/15/2025	250,000	247,181
Raytheon Co.:
2.50%, 12/15/2022	9,000	8,711
3.13%, 10/15/2020	200,000	205,368
3.15%, 12/15/2024	200,000	198,475
4.40%, 2/15/2020	100,000	108,706
6.40%, 12/15/2018	150,000	172,392
Rockwell Collins, Inc. 3.70%, 12/15/2023	200,000	205,363
Textron, Inc.:
4.63%, 9/21/2016	100,000	104,093
5.95%, 9/21/2021	250,000	285,231
United Technologies Corp.:
1.78%, 5/4/2018	150,000	150,057
1.80%, 6/1/2017	333,000	337,862
3.10%, 6/1/2022	1,163,000	1,169,895
4.50%, 4/15/2020	450,000	494,029
5.38%, 12/15/2017	320,000	350,689

		9,914,768

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.30%, 2/1/2020	250,000	247,541
2.63%, 8/1/2022	9,000	8,666
2.70%, 4/15/2023	100,000	95,215
3.20%, 2/1/2025	250,000	241,276
4.00%, 1/15/2024	145,000	149,615
8.00%, 1/15/2019	150,000	178,737
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	126,521
United Parcel Service, Inc.:
2.45%, 10/1/2022	191,000	184,388
3.13%, 1/15/2021	150,000	155,384
5.13%, 4/1/2019	300,000	334,524
5.50%, 1/15/2018	300,000	330,458

		2,052,325

AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	457,920	483,105
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	90,156	91,058
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 8/10/2022	151,281	172,839
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	94,597	100,272
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	166,342	175,491
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	50,244
5.75%, 12/15/2016	150,000	159,393
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 1/15/2017	118,719	127,920

		1,360,322

AUTO COMPONENTS — 0.2%
Delphi Corp.:
4.15%, 3/15/2024	215,000	221,115
5.00%, 2/15/2023	300,000	319,500
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	119,018
3.63%, 7/2/2024	25,000	24,605
4.25%, 3/1/2021	250,000	262,196
5.00%, 3/30/2020	150,000	163,534
Magna International, Inc. 3.63%, 6/15/2024	325,000	318,675

		1,428,643

AUTOMOBILES — 0.1%
Ford Motor Co. 6.50%, 8/1/2018 (a)	300,000	336,865
General Motors Co. 3.50%, 10/2/2018	500,000	515,284

		852,149

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

BANKS — 12.2%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	$100,000	$99,809
2.35%, 9/10/2019	200,000	199,376
2.38%, 3/16/2020	1,000,000	994,096
3.05%, 8/23/2018	200,000	206,400
4.00%, 3/13/2024 (a)	200,000	205,557
American Express Bank FSB 6.00%, 9/13/2017	300,000	327,672
American Express Centurion Bank 6.00%, 9/13/2017	100,000	109,224
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	200,000	199,277
1.45%, 5/15/2018	250,000	247,944
1.50%, 1/16/2018	250,000	249,723
1.88%, 10/6/2017	250,000	251,862
2.25%, 6/13/2019 (a)	230,000	229,754
Bancolombia SA 5.95%, 6/3/2021	350,000	383,285
Bank of Montreal:
1.30%, 7/15/2016	194,000	195,024
1.30%, 7/14/2017	250,000	249,806
1.40%, 9/11/2017	50,000	49,958
1.40%, 4/10/2018	180,000	179,295
2.38%, 1/25/2019	250,000	252,901
2.50%, 1/11/2017	700,000	714,392
2.55%, 11/6/2022	350,000	338,907
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	100,000	99,387
2.20%, 3/4/2019	200,000	200,148
3.25%, 9/11/2024	250,000	247,360
5.50%, 12/1/2017	100,000	108,862
Bank of New York Mellon Corp., Series G:
2.15%, 2/24/2020	250,000	246,956
3.00%, 2/24/2025	250,000	241,144
Bank of Nova Scotia:
1.10%, 12/13/2016	150,000	150,024
1.30%, 7/21/2017	200,000	199,844
1.38%, 7/15/2016	500,000	502,768
1.38%, 12/18/2017	200,000	199,693
1.45%, 4/25/2018	450,000	448,212
1.70%, 6/11/2018	500,000	500,216
2.05%, 10/30/2018	200,000	201,643
2.05%, 6/5/2019	200,000	198,664
2.55%, 1/12/2017	450,000	459,609
2.80%, 7/21/2021	150,000	150,595
4.38%, 1/13/2021	200,000	217,342
Barclays Bank PLC:
2.50%, 2/20/2019	500,000	502,100
3.75%, 5/15/2024 (a)	600,000	601,593
5.00%, 9/22/2016	650,000	680,028
5.13%, 1/8/2020	380,000	420,520
5.14%, 10/14/2020 (a)	625,000	677,862
6.75%, 5/22/2019	294,000	339,953
Barclays PLC:
2.00%, 3/16/2018	200,000	199,136
2.75%, 11/8/2019	400,000	397,096
2.88%, 6/8/2020	600,000	594,445
3.65%, 3/16/2025	400,000	379,395
BB&T Corp.:
1.45%, 1/12/2018	100,000	99,535
1.60%, 8/15/2017	150,000	150,334
2.05%, 6/19/2018	300,000	301,718
2.15%, 3/22/2017	200,000	202,626
2.45%, 1/15/2020	400,000	399,525
2.63%, 6/29/2020	200,000	200,614
3.95%, 3/22/2022	250,000	257,595
4.90%, 6/30/2017	250,000	264,941
5.25%, 11/1/2019	250,000	275,591
BNP Paribas 2.40%, 12/12/2018 (a)	400,000	404,707
BNP Paribas SA:
1.25%, 12/12/2016	150,000	149,917
1.38%, 3/17/2017	294,000	293,189
2.38%, 9/14/2017	300,000	304,105
2.45%, 3/17/2019	100,000	100,606
2.70%, 8/20/2018	250,000	254,950
4.25%, 10/15/2024 (a)	715,000	702,886
5.00%, 1/15/2021	850,000	944,014
BPCE SA:
1.61%, 7/25/2017 (a)	100,000	99,543
1.63%, 2/10/2017	150,000	150,681
1.63%, 1/26/2018 (a)	250,000	249,251
2.25%, 1/27/2020	250,000	247,011
2.50%, 12/10/2018	250,000	253,764
2.50%, 7/15/2019	250,000	251,644
4.00%, 4/15/2024 (a)	250,000	253,617
Branch Banking & Trust Co.:
1.35%, 10/1/2017	100,000	99,694
2.30%, 10/15/2018	150,000	152,116
2.85%, 4/1/2021	150,000	151,344
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018	269,000	268,700
Citizens Bank NA/Providence RI:
1.60%, 12/4/2017	100,000	99,790
2.45%, 12/4/2019	100,000	99,259
City National Corp/CA 5.25%, 9/15/2020	100,000	113,454
Comerica Bank:
5.20%, 8/22/2017	250,000	267,836
5.75%, 11/21/2016	183,000	194,593
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	100,000	99,642
1.40%, 9/8/2017	100,000	100,024
1.63%, 3/12/2018	250,000	249,541
1.90%, 9/18/2017	350,000	353,886
2.25%, 3/13/2019	150,000	150,113
2.30%, 9/6/2019	250,000	249,221
2.30%, 3/12/2020 (a)	250,000	248,030
2.50%, 9/20/2018	300,000	306,588
Compass Bank:
2.75%, 9/29/2019	300,000	297,872
3.88%, 4/10/2025	250,000	236,144

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.38%, 1/19/2017	$840,000	$866,806
3.95%, 11/9/2022	250,000	248,348
4.50%, 1/11/2021	250,000	272,582
4.63%, 12/1/2023	500,000	516,561
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY:
1.70%, 3/19/2018	250,000	250,034
2.25%, 1/14/2019	300,000	300,219
2.25%, 1/14/2020	300,000	298,352
3.38%, 5/21/2025	500,000	488,083
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	550,000	571,122
Corpbanca SA 3.13%, 1/15/2018	200,000	201,020
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020 (b)	650,000	641,209
3.75%, 3/26/2025 (b)	350,000	335,496
Credit Suisse of New York, NY:
1.38%, 5/26/2017	500,000	498,470
1.70%, 4/27/2018	750,000	742,941
1.75%, 1/29/2018	500,000	498,813
2.30%, 5/28/2019	600,000	598,250
3.00%, 10/29/2021	500,000	499,177
3.63%, 9/9/2024	850,000	842,805
4.38%, 8/5/2020	250,000	270,688
5.30%, 8/13/2019	170,000	187,956
5.40%, 1/14/2020	500,000	552,132
6.00%, 2/15/2018	250,000	273,772
Deutsche Bank AG:
4.30%, 5/24/2028 (c)	325,000	306,876
4.50%, 4/1/2025	400,000	379,232
Deutsche Bank AG London:
1.35%, 5/30/2017	290,000	288,428
1.40%, 2/13/2017	400,000	399,752
1.88%, 2/13/2018	200,000	199,139
2.50%, 2/13/2019	700,000	700,753
3.70%, 5/30/2024 (a)	550,000	539,165
6.00%, 9/1/2017	1,170,000	1,271,615
Discover Bank/Greenwood DE:
2.00%, 2/21/2018	100,000	99,630
3.10%, 6/4/2020	250,000	250,356
3.20%, 8/9/2021	300,000	294,625
Fifth Third Bancorp:
1.35%, 6/1/2017	100,000	99,739
3.50%, 3/15/2022	107,000	108,362
4.30%, 1/16/2024	150,000	153,374
4.50%, 6/1/2018	125,000	132,915
Fifth Third Bank:
1.15%, 11/18/2016	250,000	249,867
1.45%, 2/28/2018	250,000	246,803
2.38%, 4/25/2019	200,000	199,973
2.88%, 10/1/2021	100,000	99,412
HSBC Bank USA NA:
4.88%, 8/24/2020	300,000	330,721
6.00%, 8/9/2017	250,000	271,656
HSBC Holdings PLC:
4.00%, 3/30/2022	360,000	377,692
4.25%, 3/14/2024	800,000	808,424
4.88%, 1/14/2022	169,000	185,740
5.10%, 4/5/2021	375,000	417,868
HSBC USA, Inc.:
1.30%, 6/23/2017	75,000	74,871
1.50%, 11/13/2017	100,000	99,679
1.63%, 1/16/2018	400,000	398,321
1.70%, 3/5/2018	600,000	598,518
2.35%, 3/5/2020	200,000	197,909
2.38%, 11/13/2019 (a)	600,000	598,673
2.63%, 9/24/2018	250,000	254,510
3.50%, 6/23/2024 (a)	100,000	100,504
Huntington BancShares, Inc.:
2.60%, 8/2/2018	250,000	252,566
7.00%, 12/15/2020	25,000	29,408
Huntington National Bank:
2.00%, 6/30/2018	500,000	499,789
2.20%, 4/1/2019	150,000	148,246
2.40%, 4/1/2020	250,000	246,357
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	850,000	854,292
3.88%, 1/16/2018	400,000	414,515
3.88%, 1/15/2019	300,000	308,155
5.25%, 1/12/2024	400,000	422,963
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	250,000	270,706
6.00%, 10/1/2017	550,000	600,841
KeyBank NA:
1.10%, 11/25/2016	100,000	100,080
1.65%, 2/1/2018	300,000	299,285
2.25%, 3/16/2020	250,000	247,471
2.50%, 12/15/2019	300,000	300,271
3.18%, 5/22/2022	250,000	248,751
KeyCorp:
2.30%, 12/13/2018	100,000	100,665
5.10%, 3/24/2021	255,000	282,589
Lloyds Bank PLC:
1.75%, 5/14/2018	100,000	99,597
2.30%, 11/27/2018	200,000	201,014
2.35%, 9/5/2019	200,000	198,984
2.40%, 3/17/2020	100,000	99,432
3.50%, 5/14/2025	250,000	244,590
4.20%, 3/28/2017	400,000	418,924
6.38%, 1/21/2021	250,000	294,580
Lloyds Banking Group PLC 4.50%, 11/4/2024 (a)	400,000	398,947
Manufacturers & Traders Trust Co.:
1.40%, 7/25/2017	140,000	139,606
2.10%, 2/6/2020	250,000	245,912
2.30%, 1/30/2019	300,000	300,719
2.90%, 2/6/2025	125,000	117,963
5.63%, 12/1/2021 (c)	250,000	257,151
MUFG Americas Holdings Corp.:
1.63%, 2/9/2018	100,000	99,317
2.25%, 2/10/2020	550,000	543,374
3.00%, 2/10/2025	100,000	93,730

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

MUFG Union Bank NA:
1.50%, 9/26/2016	$250,000	$251,318
2.13%, 6/16/2017	150,000	151,690
2.63%, 9/26/2018	50,000	50,958
National Australia Bank/New York:
2.30%, 7/25/2018	300,000	304,054
2.75%, 3/9/2017	100,000	102,602
3.00%, 1/20/2023 (a)	300,000	295,322
National City Corp. 6.88%, 5/15/2019	100,000	115,335
PNC Bank NA:
1.13%, 1/27/2017	400,000	398,674
1.15%, 11/1/2016	300,000	300,601
1.60%, 6/1/2018	250,000	248,976
2.20%, 1/28/2019	150,000	150,109
2.25%, 7/2/2019	250,000	249,256
2.40%, 10/18/2019	200,000	200,171
2.70%, 11/1/2022	650,000	623,362
2.95%, 1/30/2023	200,000	192,933
2.95%, 2/23/2025	250,000	239,134
3.30%, 10/30/2024	200,000	197,081
3.80%, 7/25/2023	250,000	253,717
6.00%, 12/7/2017	100,000	110,235
6.88%, 4/1/2018	600,000	677,094
PNC Financial Services Group, Inc. 3.90%, 4/29/2024	250,000	251,207
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	254,952
3.30%, 3/8/2022	411,000	416,253
4.38%, 8/11/2020	150,000	162,825
5.13%, 2/8/2020	160,000	178,310
5.63%, 2/1/2017	100,000	106,204
6.70%, 6/10/2019	250,000	289,396
Regions Bank 7.50%, 5/15/2018	100,000	114,385
Regions Financial Corp. 2.00%, 5/15/2018	500,000	497,992
Royal Bank of Canada:
1.20%, 1/23/2017	450,000	450,426
1.25%, 6/16/2017	200,000	199,658
1.40%, 10/13/2017	250,000	249,783
1.45%, 9/9/2016 (a)	250,000	251,804
1.50%, 1/16/2018	500,000	499,446
2.15%, 3/15/2019 (a)	256,000	256,193
2.15%, 3/6/2020 (a)	250,000	248,580
2.20%, 7/27/2018	300,000	304,519
2.30%, 7/20/2016	100,000	101,634
Royal Bank of Scotland PLC:
1.88%, 3/31/2017	200,000	199,439
5.63%, 8/24/2020	250,000	282,623
6.13%, 1/11/2021 (a)	550,000	637,602
6.40%, 10/21/2019	200,000	222,321
Santander Bank NA 2.00%, 1/12/2018	200,000	199,536
Societe Generale SA:
2.63%, 10/1/2018	260,000	263,897
2.75%, 10/12/2017	150,000	153,206
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	100,000	100,077
1.35%, 7/11/2017	150,000	149,229
1.45%, 7/19/2016	100,000	100,376
1.50%, 1/18/2018 (a)	250,000	248,668
1.75%, 1/16/2018	200,000	199,977
1.80%, 7/18/2017	250,000	250,959
2.25%, 7/11/2019	250,000	248,774
2.45%, 1/10/2019	150,000	151,019
2.45%, 1/16/2020	550,000	549,097
2.50%, 7/19/2018	200,000	203,273
3.00%, 1/18/2023	250,000	244,791
3.20%, 7/18/2022	250,000	248,839
3.95%, 1/10/2024	50,000	51,854
SunTrust Banks, Inc.:
2.35%, 11/1/2018	300,000	301,923
2.50%, 5/1/2019	300,000	300,764
2.75%, 5/1/2023	250,000	239,164
3.50%, 1/20/2017	150,000	154,480
6.00%, 9/11/2017	300,000	327,060
7.25%, 3/15/2018	150,000	168,543
SVB Financial Group 3.50%, 1/29/2025	150,000	142,536
Svenska Handelsbanken AB:
1.63%, 3/21/2018	200,000	199,630
2.25%, 6/17/2019	450,000	450,875
2.50%, 1/25/2019 (a)	100,000	101,269
2.88%, 4/4/2017	150,000	153,990
3.13%, 7/12/2016	250,000	255,853
Toronto-Dominion Bank:
1.13%, 5/2/2017	200,000	199,769
1.40%, 4/30/2018	450,000	446,966
1.63%, 3/13/2018	150,000	150,119
2.13%, 7/2/2019	200,000	199,593
2.25%, 11/5/2019 (a)	575,000	574,322
2.38%, 10/19/2016	500,000	509,909
2.63%, 9/10/2018	650,000	667,683
US Bancorp:
1.65%, 5/15/2017	200,000	201,451
1.95%, 11/15/2018	750,000	754,903
2.20%, 11/15/2016	250,000	254,344
2.20%, 4/25/2019	250,000	251,086
2.95%, 7/15/2022	200,000	196,446
3.00%, 3/15/2022	300,000	298,473
3.60%, 9/11/2024	200,000	200,239
3.70%, 1/30/2024	250,000	257,651
4.13%, 5/24/2021	150,000	161,605
US Bank NA:
1.10%, 1/30/2017	100,000	100,091
1.35%, 1/26/2018	250,000	249,092
2.13%, 10/28/2019	350,000	349,948
2.80%, 1/27/2025	250,000	239,129
Wachovia Corp.:
5.63%, 10/15/2016	157,000	166,025
5.75%, 6/15/2017	800,000	867,888
5.75%, 2/1/2018	500,000	552,372
Wells Fargo & Co.:
1.15%, 6/2/2017	300,000	299,213
1.25%, 7/20/2016	240,000	241,083
1.40%, 9/8/2017	200,000	200,263
1.50%, 1/16/2018	525,000	524,418

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

2.10%, 5/8/2017	$250,000	$253,931
2.13%, 4/22/2019	350,000	349,953
2.15%, 1/15/2019	337,000	338,392
2.15%, 1/30/2020	500,000	495,069
2.63%, 12/15/2016	250,000	255,897
3.00%, 1/22/2021	500,000	505,152
3.00%, 2/19/2025	500,000	478,340
3.30%, 9/9/2024	500,000	494,347
3.45%, 2/13/2023	1,000,000	993,075
3.50%, 3/8/2022	450,000	461,762
4.13%, 8/15/2023	200,000	206,559
4.48%, 1/16/2024	401,000	421,197
4.60%, 4/1/2021	300,000	328,512
5.13%, 9/15/2016	315,000	330,182
5.63%, 12/11/2017	700,000	768,359
6.00%, 11/15/2017	335,000	369,677
Westpac Banking Corp.:
1.20%, 5/19/2017	197,000	196,676
1.50%, 12/1/2017	250,000	250,067
1.55%, 5/25/2018	250,000	248,279
1.60%, 1/12/2018	624,000	622,543
2.00%, 8/14/2017	200,000	202,544
2.25%, 7/30/2018	100,000	101,208
2.25%, 1/17/2019	200,000	200,485
4.88%, 11/19/2019	500,000	549,471

		91,453,387

BEVERAGES — 2.4%
Anheuser-Busch InBev Finance, Inc.:
1.13%, 1/27/2017	50,000	50,067
1.25%, 1/17/2018	550,000	546,926
2.15%, 2/1/2019	557,000	558,751
2.63%, 1/17/2023	275,000	262,971
3.70%, 2/1/2024 (a)	319,000	325,728
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	788,000	789,840
2.50%, 7/15/2022	794,000	760,465
5.00%, 4/15/2020	500,000	557,783
5.38%, 1/15/2020	415,000	468,203
6.88%, 11/15/2019	176,000	208,673
7.75%, 1/15/2019	1,000,000	1,185,760
Beam Suntory, Inc.:
1.88%, 5/15/2017	300,000	301,577
3.25%, 5/15/2022	250,000	244,944
Beam, Inc. 1.75%, 6/15/2018	50,000	49,551
Bottling Group LLC 5.13%, 1/15/2019	500,000	551,711
Brown-Forman Corp. 2.25%, 1/15/2023	15,000	13,991
Coca-Cola Co.:
1.15%, 4/1/2018	335,000	332,796
1.65%, 3/14/2018	250,000	251,819
1.65%, 11/1/2018	200,000	200,228
1.80%, 9/1/2016	600,000	607,733
2.45%, 11/1/2020	650,000	655,564
2.50%, 4/1/2023	100,000	96,535
3.15%, 11/15/2020	270,000	280,860
3.20%, 11/1/2023	25,000	25,174
3.30%, 9/1/2021	300,000	311,742
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	155,577
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	200,000	203,084
3.88%, 11/26/2023	200,000	205,794
Diageo Capital PLC:
1.13%, 4/29/2018	200,000	196,051
1.50%, 5/11/2017	1,450,000	1,452,419
2.63%, 4/29/2023	275,000	261,289
4.83%, 7/15/2020	250,000	276,414
5.75%, 10/23/2017	275,000	300,532
Diageo Investment Corp. 2.88%, 5/11/2022	125,000	122,179
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	42,640
2.60%, 1/15/2019	200,000	201,495
3.20%, 11/15/2021 (a)	200,000	198,532
6.82%, 5/1/2018	400,000	452,901
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	235,727
Molson Coors Brewing Co.:
2.00%, 5/1/2017	200,000	201,118
3.50%, 5/1/2022 (a)	5,000	5,029
PepsiCo, Inc.:
0.95%, 2/22/2017	400,000	399,748
1.25%, 8/13/2017	200,000	200,130
1.85%, 4/30/2020 (a)	100,000	98,050
2.25%, 1/7/2019	150,000	151,596
2.75%, 3/5/2022	225,000	223,173
2.75%, 3/1/2023 (a)	150,000	146,798
2.75%, 4/30/2025	100,000	95,297
3.00%, 8/25/2021	220,000	223,984
3.13%, 11/1/2020	150,000	154,512
3.60%, 3/1/2024	844,000	867,843
4.50%, 1/15/2020	500,000	544,933
5.00%, 6/1/2018	390,000	426,762
7.90%, 11/1/2018	290,000	346,197

		18,029,196

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
1.25%, 5/22/2017	150,000	149,613
2.13%, 5/15/2017	600,000	608,134
2.13%, 5/1/2020	200,000	195,902
2.20%, 5/22/2019	500,000	497,067
2.50%, 11/15/2016	300,000	305,667
2.70%, 5/1/2022	100,000	96,585
3.13%, 5/1/2025	100,000	94,784
3.45%, 10/1/2020	200,000	206,514
3.63%, 5/15/2022	159,000	161,728
3.63%, 5/22/2024	390,000	387,668
3.88%, 11/15/2021	100,000	104,358
4.10%, 6/15/2021	300,000	317,381
5.70%, 2/1/2019	200,000	223,635
5.85%, 6/1/2017	300,000	324,807
6.15%, 6/1/2018	150,000	168,163
Biogen, Inc. 6.88%, 3/1/2018	150,000	170,172

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Celgene Corp.:
1.90%, 8/15/2017	$300,000	$302,128
2.25%, 5/15/2019	175,000	174,172
3.25%, 8/15/2022	161,000	159,137
3.63%, 5/15/2024	475,000	472,874
4.00%, 8/15/2023	100,000	102,905
Gilead Sciences, Inc.:
2.05%, 4/1/2019	150,000	150,385
2.35%, 2/1/2020	500,000	501,108
3.50%, 2/1/2025	300,000	299,897
3.70%, 4/1/2024	450,000	457,752
4.40%, 12/1/2021	450,000	489,770
4.50%, 4/1/2021	175,000	191,015
Life Technologies Corp. 6.00%, 3/1/2020	250,000	282,674

		7,595,995

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	100,328
4.00%, 6/15/2025	100,000	99,154
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	55,392
Owens Corning 4.20%, 12/15/2022	609,000	619,086

		873,960

CAPITAL MARKETS — 5.0%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	100,000	102,655
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	200,000	225,196
7.30%, 6/28/2019	300,000	355,280
Ares Capital Corp. 4.88%, 11/30/2018	500,000	524,481
Bank of New York Mellon Corp.:
1.35%, 3/6/2018	53,000	52,592
1.60%, 5/22/2018	311,000	309,736
1.97%, 6/20/2017	150,000	151,393
2.10%, 8/1/2018	120,000	121,419
2.10%, 1/15/2019	350,000	350,253
2.20%, 5/15/2019	300,000	299,692
2.30%, 7/28/2016	120,000	122,002
2.30%, 9/11/2019	200,000	200,168
3.40%, 5/15/2024	150,000	150,745
3.55%, 9/23/2021	275,000	286,117
3.65%, 2/4/2024	175,000	179,719
4.15%, 2/1/2021	250,000	268,286
4.60%, 1/15/2020	39,000	42,707
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	267,745
5.55%, 1/22/2017	300,000	317,739
6.40%, 10/2/2017	300,000	330,402
7.25%, 2/1/2018	845,000	957,858
BlackRock, Inc.:
3.38%, 6/1/2022	57,000	58,382
3.50%, 3/18/2024	350,000	353,817
4.25%, 5/24/2021	200,000	217,607
5.00%, 12/10/2019	156,000	173,697
Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	625,000	633,244
2.55%, 10/23/2019	700,000	699,182
2.60%, 4/23/2020	600,000	596,538
2.63%, 1/31/2019	650,000	656,581
2.90%, 7/19/2018	400,000	409,826
3.50%, 1/23/2025	800,000	775,635
3.63%, 1/22/2023	550,000	549,660
3.75%, 5/22/2025	300,000	296,226
3.85%, 7/8/2024	468,000	468,559
4.00%, 3/3/2024	1,065,000	1,077,880
5.25%, 7/27/2021	750,000	832,983
5.38%, 3/15/2020	1,000,000	1,111,422
5.63%, 1/15/2017	855,000	906,580
5.75%, 10/1/2016	100,000	105,448
5.75%, 1/24/2022	1,100,000	1,248,539
5.95%, 1/18/2018	600,000	659,122
6.00%, 6/15/2020	550,000	627,394
6.15%, 4/1/2018	1,260,000	1,398,670
6.25%, 9/1/2017	650,000	711,341
7.50%, 2/15/2019	700,000	821,034
HSBC USA, Inc. 2.25%, 6/23/2019	400,000	395,811
Jefferies Group LLC 5.13%, 1/20/2023	392,000	401,623
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	368,796
Morgan Stanley:
2.13%, 4/25/2018	768,000	772,192
2.38%, 7/23/2019	500,000	497,055
2.50%, 1/24/2019	750,000	754,373
2.65%, 1/27/2020	484,000	482,995
3.70%, 10/23/2024	700,000	696,471
3.75%, 2/25/2023	1,093,000	1,106,458
4.10%, 5/22/2023	450,000	451,970
4.75%, 3/22/2017	950,000	1,001,717
4.88%, 11/1/2022	653,000	691,774
5.45%, 1/9/2017	500,000	529,700
5.50%, 1/26/2020	650,000	725,411
5.50%, 7/24/2020	400,000	448,078
5.50%, 7/28/2021	600,000	678,159
5.55%, 4/27/2017	300,000	320,974
5.63%, 9/23/2019	535,000	597,595
5.75%, 10/18/2016	300,000	316,557
5.75%, 1/25/2021	650,000	739,986
5.95%, 12/28/2017	250,000	274,279
6.25%, 8/28/2017	200,000	218,850
6.63%, 4/1/2018	1,500,000	1,682,760
7.30%, 5/13/2019	800,000	936,522
Morgan Stanley, Series F 3.88%, 4/29/2024	750,000	756,164
Northern Trust Corp.:
2.38%, 8/2/2022	30,000	28,655
3.38%, 8/23/2021	150,000	156,313
3.45%, 11/4/2020	100,000	105,087
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	100,000	98,901
5.60%, 12/1/2019	145,000	164,342

		37,405,120

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

CHEMICALS — 2.0%
Agrium, Inc.:
3.15%, 10/1/2022	$200,000	$193,621
3.38%, 3/15/2025	150,000	142,581
3.50%, 6/1/2023	100,000	98,204
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	55,689
3.00%, 11/3/2021	50,000	50,205
3.35%, 7/31/2024	200,000	199,001
4.38%, 8/21/2019	100,000	108,029
Airgas, Inc.:
1.65%, 2/15/2018	250,000	247,808
3.65%, 7/15/2024	50,000	49,490
Albemarle Corp.:
3.00%, 12/1/2019	100,000	99,677
4.15%, 12/1/2024	100,000	98,966
Braskem Finance, Ltd. 6.45%, 2/3/2024 (a)	100,000	94,500
Cabot Corp. 5.00%, 10/1/2016	100,000	104,649
CF Industries, Inc.:
6.88%, 5/1/2018	100,000	112,491
7.13%, 5/1/2020	350,000	411,417
Dow Chemical Co.:
3.00%, 11/15/2022	367,000	352,978
3.50%, 10/1/2024	283,000	275,251
4.13%, 11/15/2021 (a)	300,000	312,296
4.25%, 11/15/2020	40,000	42,498
5.70%, 5/15/2018	56,000	61,763
8.55%, 5/15/2019	1,200,000	1,462,414
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	300,000	290,664
3.63%, 1/15/2021	50,000	51,898
4.25%, 4/1/2021	50,000	53,335
4.63%, 1/15/2020	150,000	163,405
5.25%, 12/15/2016	250,000	264,720
5.75%, 3/15/2019	50,000	56,228
6.00%, 7/15/2018	675,000	756,454
Eastman Chemical Co.:
2.40%, 6/1/2017	450,000	456,010
2.70%, 1/15/2020	825,000	822,253
3.60%, 8/15/2022	157,000	158,295
Ecolab, Inc.:
3.00%, 12/8/2016	500,000	512,712
4.35%, 12/8/2021	425,000	455,048
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	47,969
Lubrizol Corp. 8.88%, 2/1/2019	150,000	182,989
LYB International Finance BV 4.00%, 7/15/2023	784,000	801,083
LyondellBasell Industries NV:
5.00%, 4/15/2019	300,000	324,421
6.00%, 11/15/2021	300,000	340,543
Methanex Corp. 3.25%, 12/15/2019	100,000	100,088
Monsanto Co.:
1.15%, 6/30/2017	200,000	198,165
2.13%, 7/15/2019	350,000	345,937
2.20%, 7/15/2022	150,000	136,568
2.85%, 4/15/2025	100,000	91,488
3.38%, 7/15/2024	281,000	268,110
Mosaic Co. 3.75%, 11/15/2021	150,000	151,817
NewMarket Corp. 4.10%, 12/15/2022	50,000	50,370
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	47,217
3.63%, 3/15/2024 (a)	400,000	402,632
4.88%, 3/30/2020 (a)	150,000	164,942
6.50%, 5/15/2019	150,000	172,736
PPG Industries, Inc. 2.30%, 11/15/2019	200,000	198,939
Praxair, Inc.:
1.05%, 11/7/2017	100,000	99,334
1.25%, 11/7/2018	250,000	245,592
2.20%, 8/15/2022	155,000	146,772
2.45%, 2/15/2022	350,000	339,451
4.05%, 3/15/2021	100,000	107,100
4.50%, 8/15/2019	300,000	326,693
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	200,000	208,000
Rohm & Haas Co. 6.00%, 9/15/2017	300,000	327,878
RPM International, Inc. 6.13%, 10/15/2019	300,000	333,892
Sherwin-Williams Co. 1.35%, 12/15/2017	150,000	148,783
Syngenta Finance NV 3.13%, 3/28/2022	5,000	4,908
Valspar Corp.:
3.30%, 2/1/2025	200,000	192,272
4.20%, 1/15/2022	50,000	51,721
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	28,584

		15,201,544

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	95,980
Block Financial LLC 5.50%, 11/1/2022	411,000	437,801
Cintas Corp.:
4.30%, 6/1/2021	250,000	263,630
6.13%, 12/1/2017	100,000	109,165
Equifax, Inc. 3.30%, 12/15/2022	9,000	8,782
Moody’s Corp. 2.75%, 7/15/2019 (a)	300,000	303,054
Pitney Bowes, Inc.:
4.63%, 3/15/2024	83,000	83,988
5.75%, 9/15/2017 (a)	150,000	161,268
6.25%, 3/15/2019 (a)	135,000	149,131
Total System Services, Inc. 2.38%, 6/1/2018	250,000	249,162
Western Union Co.:
3.65%, 8/22/2018	524,000	541,372
5.25%, 4/1/2020	135,000	146,322

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.93%, 10/1/2016	$150,000	$157,621

		2,707,276

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.:
1.10%, 3/3/2017	430,000	430,791
1.65%, 6/15/2018	250,000	250,758
2.13%, 3/1/2019 (a)	450,000	452,000
2.45%, 6/15/2020	250,000	251,415
2.90%, 3/4/2021 (a)	55,000	55,869
3.00%, 6/15/2022	150,000	150,551
3.15%, 3/14/2017	150,000	155,201
3.50%, 6/15/2025 (a)	105,000	106,375
3.63%, 3/4/2024	450,000	464,229
4.45%, 1/15/2020	912,000	996,113
4.95%, 2/15/2019	420,000	463,411
Juniper Networks, Inc.:
3.30%, 6/15/2020	100,000	100,321
4.60%, 3/15/2021	100,000	105,226
Motorola Solutions, Inc.:
3.50%, 9/1/2021	600,000	594,123
3.75%, 5/15/2022	250,000	246,946
QUALCOMM, Inc.:
1.40%, 5/18/2018	639,000	635,511
3.00%, 5/20/2022	750,000	744,853
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	258,000	267,220

		6,470,913

CONSTRUCTION & ENGINEERING — 0.0%
Fluor Corp. 3.38%, 9/15/2021	250,000	255,146

CONSUMER FINANCE — 1.1%
Caterpillar Financial Services Corp.:
1.25%, 8/18/2017	550,000	550,130
1.35%, 9/6/2016	350,000	352,386
1.63%, 6/1/2017	100,000	100,881
1.70%, 6/16/2018	250,000	250,975
2.00%, 3/5/2020	100,000	98,770
2.05%, 8/1/2016	500,000	507,170
2.10%, 6/9/2019 (a)	300,000	300,469
2.25%, 12/1/2019	100,000	100,299
2.85%, 6/1/2022	111,000	110,074
3.25%, 12/1/2024	200,000	197,848
3.30%, 6/9/2024	200,000	199,626
5.85%, 9/1/2017	100,000	109,555
7.15%, 2/15/2019	400,000	469,655
Discover Financial Services:
3.85%, 11/21/2022	353,000	348,870
3.95%, 11/6/2024	200,000	193,390
5.20%, 4/27/2022	225,000	238,841
6.45%, 6/12/2017	68,000	73,874
John Deere Capital Corp.:
1.05%, 10/11/2016	400,000	401,224
1.05%, 12/15/2016	200,000	200,610
1.13%, 6/12/2017	100,000	99,974
1.20%, 10/10/2017	150,000	149,501
1.30%, 3/12/2018	415,000	413,089
1.35%, 1/16/2018	150,000	149,759
1.40%, 3/15/2017	25,000	25,047
1.70%, 1/15/2020	150,000	145,962
1.85%, 9/15/2016	250,000	253,237
1.95%, 12/13/2018	150,000	150,626
1.95%, 3/4/2019	100,000	99,723
2.00%, 1/13/2017	100,000	101,643
2.05%, 3/10/2020	375,000	370,052
2.25%, 4/17/2019	150,000	150,933
2.75%, 3/15/2022	4,000	3,970
2.80%, 9/18/2017	250,000	257,774
2.80%, 3/4/2021	200,000	202,640
2.80%, 1/27/2023	100,000	98,558
3.15%, 10/15/2021	100,000	102,711
3.90%, 7/12/2021	150,000	159,453
5.75%, 9/10/2018	150,000	168,420

		7,907,719

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	160,815
Packaging Corp. of America:
3.65%, 9/15/2024	100,000	97,668
4.50%, 11/1/2023	58,000	60,090
Rock Tenn Co. 4.90%, 3/1/2022	200,000	214,737

		533,310

DIVERSIFIED CONSUMER SERVICES — 0.1%
Princeton University 4.95%, 3/1/2019	203,000	225,370
Stanford University 4.75%, 5/1/2019	250,000	276,916
Yale University 2.09%, 4/15/2019	100,000	100,938

		603,224

DIVERSIFIED FINANCIAL SERVICES — 14.4%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	250,848
2.88%, 5/8/2022	275,000	269,796
Air Lease Corp.:
2.13%, 1/15/2018	200,000	198,435
3.38%, 1/15/2019 (a)	350,000	355,681
3.75%, 2/1/2022	100,000	99,069
3.88%, 4/1/2021 (a)	50,000	50,754
4.75%, 3/1/2020 (a)	318,000	337,096
American Express Co.:
1.55%, 5/22/2018	50,000	49,629
2.65%, 12/2/2022	322,000	308,646
3.63%, 12/5/2024	315,000	306,657
5.50%, 9/12/2016	200,000	210,586
6.15%, 8/28/2017	750,000	822,130
6.80%, 9/1/2066 (c)	425,000	435,625
7.00%, 3/19/2018	500,000	566,979
8.13%, 5/20/2019	305,000	369,428
American Express Credit Corp.:
1.13%, 6/5/2017	750,000	746,251
2.13%, 7/27/2018	250,000	252,308
2.13%, 3/18/2019	860,000	859,276
2.25%, 8/15/2019	460,000	459,125
2.38%, 5/26/2020	100,000	99,250

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

2.80%, 9/19/2016	$150,000	$153,277
American Honda Finance Corp.:
0.95%, 5/5/2017	100,000	99,838
1.13%, 10/7/2016	300,000	301,269
1.20%, 7/14/2017	200,000	199,605
1.50%, 3/13/2018	200,000	199,396
2.13%, 10/10/2018	200,000	201,963
2.15%, 3/13/2020 (a)	74,000	73,415
2.25%, 8/15/2019	200,000	200,717
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	97,886
Associates Corp. of North America 6.95%, 11/1/2018	250,000	287,133
Bank of America Corp.:
1.35%, 11/21/2016	200,000	199,893
1.70%, 8/25/2017	400,000	400,093
1.95%, 5/12/2018	100,000	99,876
2.00%, 1/11/2018	950,000	952,459
2.25%, 4/21/2020	500,000	490,616
2.60%, 1/15/2019	1,114,000	1,124,218
2.65%, 4/1/2019	540,000	544,255
3.30%, 1/11/2023	800,000	785,111
3.75%, 7/12/2016	650,000	666,663
3.88%, 3/22/2017	300,000	311,620
3.95%, 4/21/2025	500,000	481,663
4.00%, 4/1/2024	650,000	661,308
4.00%, 1/22/2025	700,000	679,169
4.10%, 7/24/2023	455,000	468,407
4.13%, 1/22/2024	700,000	717,290
4.20%, 8/26/2024	660,000	653,336
5.00%, 5/13/2021	350,000	383,278
5.42%, 3/15/2017	200,000	211,967
5.49%, 3/15/2019	100,000	108,929
5.63%, 10/14/2016	300,000	316,336
5.63%, 7/1/2020	600,000	675,641
5.65%, 5/1/2018	525,000	575,616
5.70%, 5/2/2017	310,000	331,215
5.70%, 1/24/2022	779,000	882,900
5.75%, 8/15/2016	300,000	313,653
5.75%, 12/1/2017	700,000	762,680
5.88%, 1/5/2021	600,000	683,481
6.00%, 9/1/2017	400,000	434,740
6.50%, 8/1/2016	550,000	580,607
6.88%, 4/25/2018	2,042,000	2,304,573
7.63%, 6/1/2019	610,000	723,467
Bank of America NA:
1.13%, 11/14/2016	300,000	300,066
1.25%, 2/14/2017	500,000	499,450
1.65%, 3/26/2018	600,000	597,689
5.30%, 3/15/2017	400,000	423,827
6.10%, 6/15/2017	200,000	216,496
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	101,432
2.90%, 8/15/2018	50,000	52,004
4.70%, 10/27/2019	50,000	55,391
BP Capital Markets PLC 4.50%, 10/1/2020	800,000	872,952
Brixmor Operating Partnership LP 3.85%, 2/1/2025	70,000	67,629
Capital One Bank USA NA:
1.15%, 11/21/2016	200,000	199,619
1.20%, 2/13/2017	250,000	248,454
1.30%, 6/5/2017	200,000	198,719
2.15%, 11/21/2018	200,000	199,709
2.30%, 6/5/2019	200,000	197,563
3.38%, 2/15/2023	500,000	484,935
8.80%, 7/15/2019	895,000	1,093,790
Capital One Financial Corp.:
2.45%, 4/24/2019	150,000	149,735
3.20%, 2/5/2025	175,000	164,811
4.75%, 7/15/2021	300,000	325,375
6.15%, 9/1/2016	250,000	263,722
6.75%, 9/15/2017	200,000	221,129
Capital One NA:
1.50%, 9/5/2017	200,000	198,898
1.65%, 2/5/2018	100,000	99,132
2.40%, 9/5/2019	200,000	198,044
2.95%, 7/23/2021	500,000	493,202
Charles Schwab Corp.:
1.50%, 3/10/2018	150,000	150,020
3.00%, 3/10/2025	150,000	145,631
4.45%, 7/22/2020 (a)	250,000	275,169
Citigroup, Inc.:
1.55%, 8/14/2017	400,000	398,848
1.70%, 7/25/2016	200,000	201,187
1.70%, 4/27/2018	1,050,000	1,041,543
1.75%, 5/1/2018	480,000	476,777
1.80%, 2/5/2018	300,000	298,529
2.40%, 2/18/2020	500,000	494,400
2.50%, 9/26/2018	200,000	202,333
2.50%, 7/29/2019	900,000	899,009
2.55%, 4/8/2019	500,000	503,068
3.30%, 4/27/2025	100,000	96,055
3.38%, 3/1/2023	218,000	216,404
3.50%, 5/15/2023	450,000	438,357
3.75%, 6/16/2024	638,000	641,172
3.88%, 10/25/2023	350,000	357,251
4.00%, 8/5/2024	500,000	493,078
4.05%, 7/30/2022	218,000	222,925
4.45%, 1/10/2017	550,000	574,467
4.50%, 1/14/2022	896,000	959,602
5.38%, 8/9/2020	350,000	391,205
5.50%, 2/15/2017	540,000	571,446
5.85%, 8/2/2016	500,000	524,960
6.00%, 8/15/2017	500,000	544,194
6.13%, 11/21/2017	850,000	933,704
6.13%, 5/15/2018	550,000	612,279
8.50%, 5/22/2019	440,000	536,784
CME Group, Inc.:
3.00%, 9/15/2022	392,000	392,389
3.00%, 3/15/2025	300,000	290,040
Credit Suisse USA, Inc. 5.85%, 8/16/2016	250,000	263,560
Ford Motor Credit Co. LLC:
1.46%, 3/27/2017	400,000	398,103
1.50%, 1/17/2017	500,000	498,795
1.68%, 9/8/2017	300,000	298,370
1.72%, 12/6/2017	400,000	397,311

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

2.24%, 6/15/2018	$280,000	$280,601
2.38%, 1/16/2018	250,000	252,097
2.38%, 3/12/2019	300,000	298,171
2.46%, 3/27/2020	200,000	196,479
2.60%, 11/4/2019	500,000	497,319
2.88%, 10/1/2018	200,000	203,486
3.00%, 6/12/2017	75,000	76,658
3.66%, 9/8/2024 (a)	200,000	196,617
4.25%, 2/3/2017	542,000	563,668
4.38%, 8/6/2023 (a)	250,000	259,327
5.00%, 5/15/2018	450,000	483,382
5.75%, 2/1/2021	250,000	280,879
5.88%, 8/2/2021	850,000	963,337
6.63%, 8/15/2017	150,000	164,378
8.00%, 12/15/2016	200,000	218,528
8.13%, 1/15/2020	363,000	442,624
Franklin Resources, Inc.:
2.80%, 9/15/2022	150,000	148,025
2.85%, 3/30/2025	100,000	95,835
FS Investment Corp.:
4.00%, 7/15/2019	100,000	100,079
4.75%, 5/15/2022	100,000	97,524
General Electric Capital Corp.:
1.50%, 7/12/2016	250,000	251,950
1.60%, 11/20/2017	100,000	100,377
1.63%, 4/2/2018	250,000	250,404
2.20%, 1/9/2020	500,000	498,965
2.30%, 4/27/2017	300,000	305,990
2.30%, 1/14/2019	1,050,000	1,061,476
2.90%, 1/9/2017	600,000	617,745
3.10%, 1/9/2023	575,000	571,782
3.15%, 9/7/2022 (a)	500,000	500,491
3.45%, 5/15/2024	850,000	862,420
4.38%, 9/16/2020	550,000	597,295
4.63%, 1/7/2021	375,000	411,197
4.65%, 10/17/2021	650,000	715,841
5.30%, 2/11/2021	295,000	331,438
5.38%, 10/20/2016	26,000	27,518
5.40%, 2/15/2017	550,000	588,020
5.50%, 1/8/2020	550,000	622,652
5.55%, 5/4/2020	200,000	227,370
5.63%, 9/15/2017	550,000	599,797
5.63%, 5/1/2018	870,000	961,636
6.00%, 8/7/2019	850,000	973,853
6.38%, 11/15/2067 (c)	450,000	482,625
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	750,000	751,499
3.15%, 1/15/2020	500,000	501,070
3.45%, 4/10/2022	750,000	734,808
4.00%, 1/15/2025	500,000	490,882
4.75%, 8/15/2017	265,000	279,560
HSBC Finance Corp. 6.68%, 1/15/2021	600,000	692,626
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	500,000	510,405
4.00%, 10/15/2023	200,000	207,072
International Lease Finance Corp. 6.75%, 9/1/2016 (b)	450,000	472,500
Invesco Finance PLC 3.13%, 11/30/2022	207,000	203,504
Jefferies Group LLC:
6.88%, 4/15/2021	209,000	236,551
8.50%, 7/15/2019	250,000	296,919
JPMorgan Chase & Co.:
1.35%, 2/15/2017	650,000	650,116
1.63%, 5/15/2018	321,000	318,146
1.70%, 3/1/2018	680,000	677,448
1.80%, 1/25/2018	100,000	100,013
2.00%, 8/15/2017	250,000	252,398
2.20%, 10/22/2019	1,150,000	1,136,050
2.25%, 1/23/2020	600,000	589,030
2.35%, 1/28/2019	250,000	250,439
3.13%, 1/23/2025	750,000	715,282
3.15%, 7/5/2016	1,650,000	1,684,949
3.20%, 1/25/2023	600,000	589,127
3.25%, 9/23/2022	750,000	742,147
3.38%, 5/1/2023 (a)	450,000	439,095
3.63%, 5/13/2024	425,000	421,511
3.88%, 2/1/2024	933,000	944,605
3.88%, 9/10/2024	869,000	853,186
4.25%, 10/15/2020	1,300,000	1,390,151
4.35%, 8/15/2021	825,000	877,423
4.40%, 7/22/2020	700,000	754,929
4.50%, 1/24/2022	650,000	695,122
4.63%, 5/10/2021	400,000	431,805
4.95%, 3/25/2020	200,000	219,597
6.00%, 1/15/2018	500,000	549,990
6.13%, 6/27/2017	250,000	271,089
6.30%, 4/23/2019	700,000	798,054
Lazard Group LLC:
3.75%, 2/13/2025	100,000	95,289
4.25%, 11/14/2020	146,000	152,928
Legg Mason, Inc. 2.70%, 7/15/2019	150,000	149,838
Leucadia National Corp. 5.50%, 10/18/2023	550,000	562,445
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	600,000	657,109
6.50%, 7/15/2018	300,000	337,296
6.88%, 11/15/2018	300,000	343,285
Moody’s Corp.:
4.50%, 9/1/2022	257,000	270,821
4.88%, 2/15/2024	250,000	266,640
Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	64,895
5.55%, 1/15/2020	246,000	271,899
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	250,000	250,316
2.30%, 11/15/2019	100,000	100,169
2.35%, 6/15/2020	90,000	89,756
2.85%, 1/27/2025	250,000	240,146
4.75%, 4/30/2043 (c)	100,000	99,000
5.45%, 4/10/2017	400,000	430,579
5.45%, 2/1/2018	250,000	273,496
10.38%, 11/1/2018	185,000	234,062

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Nomura Holdings, Inc.:
2.00%, 9/13/2016	$300,000	$301,565
2.75%, 3/19/2019	550,000	555,263
6.70%, 3/4/2020	380,000	444,347
ORIX Corp. 3.75%, 3/9/2017	150,000	155,277
PACCAR Financial Corp.:
1.15%, 8/16/2016	150,000	150,606
1.40%, 11/17/2017	200,000	200,192
1.40%, 5/18/2018	145,000	144,127
1.45%, 3/9/2018	250,000	249,575
2.20%, 9/15/2019	100,000	100,005
PennantPark Investment Corp. 4.50%, 10/1/2019	150,000	150,115
Prospect Capital Corp.:
5.00%, 7/15/2019	300,000	307,947
5.88%, 3/15/2023 (a)	275,000	277,357
Stifel Financial Corp. 4.25%, 7/18/2024	150,000	147,408
Synchrony Financial:
1.88%, 8/15/2017	45,000	44,875
2.70%, 2/3/2020	400,000	394,069
3.00%, 8/15/2019	300,000	301,153
3.75%, 8/15/2021	100,000	100,646
4.25%, 8/15/2024	250,000	249,350
Toyota Motor Credit Corp.:
1.13%, 5/16/2017	200,000	199,801
1.25%, 10/5/2017	500,000	499,014
1.38%, 1/10/2018	250,000	249,570
1.75%, 5/22/2017	300,000	303,140
2.00%, 9/15/2016	50,000	50,755
2.00%, 10/24/2018	100,000	100,818
2.10%, 1/17/2019	1,150,000	1,154,762
2.13%, 7/18/2019 (a)	200,000	199,973
2.15%, 3/12/2020	500,000	497,371
2.63%, 1/10/2023 (a)	150,000	146,194
2.75%, 5/17/2021	300,000	301,808
3.30%, 1/12/2022	400,000	411,035
3.40%, 9/15/2021	150,000	156,147
4.25%, 1/11/2021	350,000	379,773
4.50%, 6/17/2020	175,000	191,847
UBS AG of Stamford, CT:
1.38%, 6/1/2017	250,000	249,230
1.38%, 8/14/2017	300,000	298,979
1.80%, 3/26/2018	50,000	49,808
2.35%, 3/26/2020	250,000	247,135
2.38%, 8/14/2019	1,300,000	1,294,753
4.88%, 8/4/2020	322,000	355,451
5.75%, 4/25/2018	421,000	464,692
5.88%, 7/15/2016	200,000	209,222
5.88%, 12/20/2017	683,000	748,386
Vesey Street Investment Trust I 4.40%, 9/1/2016	300,000	310,606
Washington Prime Group LP 3.85%, 4/1/2020 (b)	50,000	50,471

		108,443,407

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
America Movil SAB de CV 5.00%, 10/16/2019	150,000	165,112
AT&T, Inc.:
1.40%, 12/1/2017	400,000	396,619
1.60%, 2/15/2017	200,000	200,355
1.70%, 6/1/2017	250,000	250,523
2.30%, 3/11/2019 (a)	215,000	214,404
2.38%, 11/27/2018	400,000	402,745
2.40%, 8/15/2016	250,000	253,308
2.45%, 6/30/2020	950,000	928,965
2.63%, 12/1/2022 (a)	891,000	836,313
3.00%, 2/15/2022	327,000	318,647
3.00%, 6/30/2022	650,000	627,139
3.40%, 5/15/2025	250,000	237,574
3.88%, 8/15/2021	350,000	359,531
3.90%, 3/11/2024 (a)	223,000	224,368
5.50%, 2/1/2018	848,000	923,591
5.60%, 5/15/2018	150,000	164,888
5.80%, 2/15/2019	550,000	612,902
British Telecommunications PLC:
1.25%, 2/14/2017	250,000	249,566
5.95%, 1/15/2018	100,000	110,478
Harris Corp.:
2.00%, 4/27/2018	55,000	54,856
2.70%, 4/27/2020	50,000	49,378
3.83%, 4/27/2025	100,000	97,183
Qwest Corp.:
6.50%, 6/1/2017	350,000	374,045
6.75%, 12/1/2021	650,000	708,500
Verizon Communications, Inc.:
1.10%, 11/1/2017	150,000	147,987
1.35%, 6/9/2017	400,000	398,184
2.00%, 11/1/2016	100,000	101,269
2.45%, 11/1/2022	350,000	327,394
2.50%, 9/15/2016	462,000	470,064
2.55%, 6/17/2019	600,000	603,869
2.63%, 2/21/2020	850,000	846,917
3.00%, 11/1/2021	310,000	305,093
3.45%, 3/15/2021	200,000	204,699
3.50%, 11/1/2021	650,000	658,160
3.50%, 11/1/2024 (a)	250,000	243,679
3.65%, 9/14/2018	800,000	839,604
4.15%, 3/15/2024	375,000	384,025
4.50%, 9/15/2020	948,000	1,022,268
4.60%, 4/1/2021	650,000	698,185
5.15%, 9/15/2023	2,350,000	2,574,463
5.50%, 2/15/2018	200,000	218,357
6.10%, 4/15/2018	100,000	111,080

		18,916,287

ELECTRIC UTILITIES — 4.3%
Alabama Power Co.:
2.80%, 4/1/2025	100,000	95,583
3.55%, 12/1/2023	29,000	29,821
American Electric Power Co., Inc. 1.65%, 12/15/2017	300,000	299,148
Appalachian Power Co. 3.40%, 6/1/2025	150,000	146,724
Arizona Public Service Co.:
2.20%, 1/15/2020	100,000	99,237
3.15%, 5/15/2025 (a)	150,000	147,070
6.25%, 8/1/2016	205,000	216,362

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	$250,000	$250,275
5.90%, 10/1/2016	150,000	159,127
Berkshire Hathaway Energy Co.:
1.10%, 5/15/2017	300,000	298,404
2.40%, 2/1/2020	150,000	148,848
3.50%, 2/1/2025	50,000	49,260
3.75%, 11/15/2023	100,000	101,512
Carolina Power & Light Co. 5.30%, 1/15/2019	300,000	333,026
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	150,000	170,119
CMS Energy Corp.:
5.05%, 2/15/2018	250,000	270,283
5.05%, 3/15/2022	300,000	330,589
8.75%, 6/15/2019	100,000	122,643
Commonwealth Edison Co.:
3.10%, 11/1/2024	350,000	343,463
3.40%, 9/1/2021	100,000	103,094
4.00%, 8/1/2020	60,000	63,797
5.80%, 3/15/2018	520,000	579,135
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	70,000	76,398
5.50%, 9/15/2016	175,000	184,544
5.85%, 4/1/2018	158,000	176,016
6.65%, 4/1/2019	155,000	179,640
7.13%, 12/1/2018	300,000	348,425
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	99,293
3.13%, 8/31/2024	100,000	98,746
3.38%, 8/15/2023	100,000	101,669
5.65%, 9/15/2018	100,000	111,955
5.65%, 4/15/2020	35,000	40,118
Delmarva Power & Light Co. 3.50%, 11/15/2023	500,000	507,639
Detroit Edison Co.:
2.65%, 6/15/2022	150,000	146,410
3.45%, 10/1/2020	100,000	104,208
Dominion Gas Holdings LLC:
1.05%, 11/1/2016	350,000	350,144
2.50%, 12/15/2019	100,000	100,172
3.60%, 12/15/2024	575,000	566,640
Dominion Resources, Inc.:
1.90%, 6/15/2018	150,000	150,324
2.50%, 12/1/2019	350,000	349,584
3.63%, 12/1/2024	150,000	147,886
4.45%, 3/15/2021	500,000	536,970
6.40%, 6/15/2018	250,000	280,689
DTE Electric Co. 3.65%, 3/15/2024 (a)	50,000	51,452
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	101,272
3.90%, 6/15/2021	150,000	160,623
5.25%, 1/15/2018	200,000	218,538
Duke Energy Corp.:
1.63%, 8/15/2017	100,000	100,283
2.10%, 6/15/2018	250,000	251,779
3.05%, 8/15/2022	156,000	154,869
3.55%, 9/15/2021	300,000	312,123
3.75%, 4/15/2024	48,000	48,510
6.25%, 6/15/2018	100,000	112,092
Duke Energy Florida, Inc. 5.65%, 6/15/2018 (a)	300,000	333,973
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	52,140
5.45%, 4/1/2019	250,000	278,526
Duke Energy Progress, Inc. 2.80%, 5/15/2022	203,000	199,819
Edison International 3.75%, 9/15/2017	350,000	366,560
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,792
Entergy Corp.:
4.00%, 7/15/2022	150,000	150,170
5.13%, 9/15/2020	300,000	323,724
Entergy Mississippi, Inc. 3.10%, 7/1/2023	250,000	244,199
Entergy Texas, Inc. 7.13%, 2/1/2019 (a)	300,000	348,964
Eversource Energy 1.45%, 5/1/2018	250,000	246,946
Exelon Corp.:
1.55%, 6/9/2017	140,000	140,270
2.85%, 6/15/2020	150,000	150,896
3.95%, 6/15/2025	150,000	151,399
Exelon Generation Co. LLC:
2.95%, 1/15/2020	250,000	249,910
4.00%, 10/1/2020	100,000	103,770
4.25%, 6/15/2022	100,000	100,967
Florida Power & Light Co.:
2.75%, 6/1/2023	175,000	170,677
3.25%, 6/1/2024	300,000	301,443
5.55%, 11/1/2017	106,000	115,834
Florida Power Corp. 3.10%, 8/15/2021	210,000	215,819
FPL Group Capital, Inc. 6.00%, 3/1/2019	370,000	413,046
Georgia Power Co.:
2.85%, 5/15/2022	200,000	194,692
4.25%, 12/1/2019	110,000	118,582
5.70%, 6/1/2017	100,000	108,225
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	80,450
5.29%, 6/15/2022	250,000	276,040
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	191,824
Interstate Power & Light Co. 3.25%, 12/1/2024	200,000	199,447
ITC Holdings Corp. 3.65%, 6/15/2024 (a)	50,000	49,307
Jersey Central Power & Light Co. 7.35%, 2/1/2019	300,000	343,702
Kansas City Power & Light Co. 7.15%, 4/1/2019	300,000	351,876
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	310,202

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Mississippi Power Co. 2.35%, 10/15/2016	$250,000	$254,508
National Fuel Gas Co.:
3.75%, 3/1/2023	175,000	161,368
5.20%, 7/15/2025	300,000	300,353
Nevada Power Co.:
6.50%, 8/1/2018	5,000	5,694
7.13%, 3/15/2019	300,000	351,723
NextEra Energy Capital Holdings, Inc. 1.59%, 6/1/2017	220,000	219,782
Nisource Finance Corp.:
6.13%, 3/1/2022	258,000	296,553
6.40%, 3/15/2018	175,000	196,186
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	142,627
NV Energy, Inc. 6.25%, 11/15/2020	37,000	42,768
Ohio Power Co.:
5.38%, 10/1/2021	250,000	284,998
6.05%, 5/1/2018	250,000	278,886
Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019	250,000	247,468
2.95%, 4/1/2025 (b)	100,000	95,453
4.10%, 6/1/2022	300,000	314,550
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	300,000	285,873
3.50%, 10/1/2020	250,000	258,959
3.50%, 6/15/2025	250,000	251,351
3.75%, 2/15/2024	300,000	306,624
8.25%, 10/15/2018	150,000	178,820
PacifiCorp:
2.95%, 2/1/2022	300,000	299,387
3.35%, 7/1/2025	100,000	100,386
3.60%, 4/1/2024	100,000	102,325
3.85%, 6/15/2021	11,000	11,690
Peco Energy Co.:
1.20%, 10/15/2016	83,000	83,330
2.38%, 9/15/2022	100,000	95,135
5.35%, 3/1/2018	200,000	219,253
Pennsylvania Electric Co. 6.05%, 9/1/2017	300,000	326,038
PG&E Corp. 2.40%, 3/1/2019	200,000	199,590
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	50,898
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	59,671
3.40%, 6/1/2023	150,000	149,130
3.50%, 12/1/2022	150,000	150,624
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	95,955
3.00%, 9/15/2021	100,000	101,099
Progress Energy, Inc.:
4.40%, 1/15/2021	775,000	825,830
7.05%, 3/15/2019	256,000	296,687
PSEG Power LLC:
4.30%, 11/15/2023	50,000	51,612
5.13%, 4/15/2020	280,000	302,730
Public Service Co. of Colorado:
2.90%, 5/15/2025	100,000	97,441
5.13%, 6/1/2019	200,000	221,214
5.80%, 8/1/2018	500,000	555,031
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	200,000	199,035
2.00%, 8/15/2019	150,000	150,241
2.38%, 5/15/2023	250,000	237,351
3.00%, 5/15/2025	250,000	244,045
3.05%, 11/15/2024	250,000	246,297
Puget Energy, Inc.:
3.65%, 5/15/2025 (b)	250,000	243,226
5.63%, 7/15/2022	50,000	55,815
6.00%, 9/1/2021	200,000	228,599
San Diego Gas & Electric Co.:
1.91%, 2/1/2022	100,000	99,808
3.00%, 8/15/2021	300,000	303,039
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	221,300
Southern California Edison Co.:
1.85%, 2/1/2022	150,000	148,720
2.40%, 2/1/2022	100,000	96,822
3.88%, 6/1/2021	235,000	252,255
Southern Co.:
2.15%, 9/1/2019	100,000	98,589
2.45%, 9/1/2018	90,000	91,306
2.75%, 6/15/2020	200,000	201,106
Southern Power Co.:
1.50%, 6/1/2018	200,000	198,613
2.38%, 6/1/2020	200,000	198,404
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	254,082
Tampa Electric Co. 2.60%, 9/15/2022	150,000	145,336
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	165,375
Tri-State Generation & Transmission Association, Inc. 3.70%, 11/1/2024 (b)	100,000	101,668
Tucson Electric Power Co. 3.05%, 3/15/2025	100,000	96,233
Union Electric Co.:
3.50%, 4/15/2024	100,000	101,744
6.40%, 6/15/2017	250,000	273,170
6.70%, 2/1/2019	50,000	57,658
Virginia Electric and Power Co.:
2.75%, 3/15/2023 (a)	25,000	24,263
3.45%, 2/15/2024	375,000	380,069
5.40%, 4/30/2018	155,000	170,668
WEC Energy Group, Inc. 1.65%, 6/15/2018	70,000	69,950
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	278,732
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	300,000	295,847
4.25%, 12/15/2019	150,000	161,144
Wisconsin Energy Corp.:
2.45%, 6/15/2020	100,000	99,868

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.55%, 6/15/2025	$50,000	$49,898

		32,570,598

ELECTRICAL EQUIPMENT — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	218,787
Emerson Electric Co.:
2.63%, 12/1/2021 (a)	300,000	298,180
2.63%, 2/15/2023	100,000	96,438
4.88%, 10/15/2019	50,000	55,167
5.00%, 4/15/2019	200,000	220,410
5.25%, 10/15/2018	60,000	66,388
Jabil Circuit, Inc. 4.70%, 9/15/2022	503,000	514,880
Roper Technologies, Inc.:
1.85%, 11/15/2017	80,000	80,113
2.05%, 10/1/2018	250,000	248,869

		1,799,232

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp.:
1.55%, 9/15/2017	250,000	248,714
4.00%, 2/1/2022	150,000	153,337
Arrow Electronics, Inc.:
3.00%, 3/1/2018	100,000	101,683
4.00%, 4/1/2025	100,000	96,584
5.13%, 3/1/2021	150,000	161,797
Avnet, Inc. 6.63%, 9/15/2016	175,000	185,260
Corning, Inc.:
1.45%, 11/15/2017	200,000	199,959
1.50%, 5/8/2018	200,000	198,920
Flextronics International, Ltd. 4.75%, 6/15/2025 (b)	250,000	249,123
Ingram Micro, Inc. 4.95%, 12/15/2024	200,000	203,196
Keysight Technologies, Inc. 3.30%, 10/30/2019 (b)	250,000	249,718
Tech Data Corp. 3.75%, 9/21/2017	100,000	103,477

		2,151,768

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp.:
4.50%, 6/1/2021	100,000	103,910
6.38%, 7/15/2018	250,000	276,286
FMC Technologies, Inc. 3.45%, 10/1/2022	115,000	110,318
Halliburton Co.:
1.00%, 8/1/2016	300,000	300,359
2.00%, 8/1/2018	100,000	100,452
3.25%, 11/15/2021 (a)	275,000	278,384
5.90%, 9/15/2018	225,000	252,148
6.15%, 9/15/2019	125,000	143,487
Nabors Industries, Inc.:
2.35%, 9/15/2016	55,000	55,072
4.63%, 9/15/2021 (a)	150,000	147,976
5.10%, 9/15/2023 (a)	75,000	73,595
9.25%, 1/15/2019	669,000	772,384
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	148,450
2.60%, 12/1/2022	105,000	98,976
Oceaneering International, Inc. 4.65%, 11/15/2024	100,000	97,517

		2,959,314

ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
3.20%, 3/15/2025	360,000	345,871
3.55%, 6/1/2022	259,000	261,084
3.80%, 5/15/2018	215,000	225,903
5.00%, 3/1/2020 (a)	200,000	219,315
5.50%, 9/15/2019	730,000	813,842
Waste Management, Inc.:
2.90%, 9/15/2022	7,000	6,881
3.13%, 3/1/2025 (a)	100,000	96,830
3.50%, 5/15/2024	150,000	150,955
4.60%, 3/1/2021	210,000	228,564
4.75%, 6/30/2020	200,000	219,750
6.10%, 3/15/2018	300,000	333,953

		2,902,948

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.:
1.70%, 12/15/2019	150,000	147,911
1.75%, 2/15/2020	400,000	394,237
2.25%, 2/15/2022	150,000	145,653
5.50%, 3/15/2017	500,000	537,606
CVS Health Corp.:
1.20%, 12/5/2016	250,000	250,570
2.25%, 12/5/2018	339,000	341,788
2.25%, 8/12/2019	200,000	198,997
2.75%, 12/1/2022	17,000	16,298
3.38%, 8/12/2024	525,000	510,532
4.00%, 12/5/2023	300,000	308,350
4.13%, 5/15/2021	250,000	265,406
4.75%, 5/18/2020	300,000	326,815
5.75%, 6/1/2017	317,000	342,742
Kroger Co.:
2.20%, 1/15/2017	200,000	202,462
2.30%, 1/15/2019	150,000	150,008
3.30%, 1/15/2021	150,000	152,414
3.40%, 4/15/2022	157,000	156,870
6.15%, 1/15/2020	300,000	343,539
6.40%, 8/15/2017	250,000	274,447
Sysco Corp.:
2.35%, 10/2/2019	100,000	100,680
3.00%, 10/2/2021	155,000	156,045
3.50%, 10/2/2024	600,000	603,494
5.38%, 3/17/2019	200,000	222,289
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	150,000	149,267
1.95%, 12/15/2018	100,000	101,156
2.55%, 4/11/2023	450,000	434,691
3.25%, 10/25/2020	200,000	208,960
3.30%, 4/22/2024 (a)	600,000	606,515
3.63%, 7/8/2020	400,000	425,607
4.13%, 2/1/2019	100,000	107,930
4.25%, 4/15/2021	80,000	87,371

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.38%, 4/5/2017	$50,000	$53,865
5.80%, 2/15/2018	1,550,000	1,729,451
6.75%, 10/15/2023	100,000	123,330
Walgreen Co.:
1.80%, 9/15/2017	150,000	150,521
3.10%, 9/15/2022	346,000	332,237
5.25%, 1/15/2019	250,000	273,336

		10,933,390

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	163,285
5.45%, 3/15/2018	300,000	329,914
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	250,000	255,779
Bunge, Ltd. 8.50%, 6/15/2019	150,000	180,376
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	102,879
3.30%, 3/19/2025 (a)	100,000	97,281
4.25%, 4/15/2021	150,000	160,069
ConAgra Foods, Inc.:
1.90%, 1/25/2018	251,000	247,618
3.20%, 1/25/2023	250,000	229,586
3.25%, 9/15/2022	425,000	406,893
7.00%, 4/15/2019	250,000	280,983
General Mills, Inc.:
1.40%, 10/20/2017	136,000	135,421
2.20%, 10/21/2019	218,000	215,533
3.15%, 12/15/2021	250,000	251,331
3.65%, 2/15/2024	141,000	143,198
5.65%, 2/15/2019	96,000	106,836
5.70%, 2/15/2017	250,000	267,017
Hershey Co. 1.50%, 11/1/2016	250,000	251,755
HJ Heinz Co.:
1.60%, 6/30/2017 (b)(d)	255,000	255,306
2.00%, 7/2/2018 (b)(d)	160,000	160,118
2.80%, 7/2/2020 (b)(d)	100,000	100,146
3.50%, 7/15/2022 (b)(d)	100,000	100,359
Ingredion, Inc. 1.80%, 9/25/2017	150,000	148,734
JM Smucker Co.:
1.75%, 3/15/2018 (b)	32,000	31,920
2.50%, 3/15/2020 (b)	52,000	51,637
3.00%, 3/15/2022 (b)	50,000	48,923
3.50%, 10/15/2021	300,000	308,038
3.50%, 3/15/2025 (b)	100,000	97,309
Kellogg Co.:
1.75%, 5/17/2017 (a)	200,000	200,594
1.88%, 11/17/2016	350,000	353,993
3.25%, 5/21/2018	35,000	36,177
4.15%, 11/15/2019	165,000	174,952
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	375,000	378,975
3.50%, 6/6/2022	850,000	848,213
5.38%, 2/10/2020	150,000	166,050
6.13%, 8/23/2018	150,000	167,572
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	109,876
Mondelez International, Inc.:
2.25%, 2/1/2019	450,000	450,930
4.00%, 2/1/2024	25,000	25,707
5.38%, 2/10/2020	710,000	790,836
6.13%, 2/1/2018	300,000	332,245
6.13%, 8/23/2018	100,000	112,363
Tyson Foods, Inc.:
2.65%, 8/15/2019	200,000	200,928
3.95%, 8/15/2024	267,000	267,314
4.50%, 6/15/2022	200,000	210,837
Unilever Capital Corp.:
0.85%, 8/2/2017	150,000	149,018
2.20%, 3/6/2019	250,000	252,221
4.25%, 2/10/2021	150,000	163,012
4.80%, 2/15/2019	300,000	329,663

		10,849,720

GAS UTILITIES — 0.2%
AGL Capital Corp. 3.50%, 9/15/2021	315,000	324,253
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	182,377
ONE Gas, Inc. 2.07%, 2/1/2019	200,000	199,598
Southern California Gas Co.:
1.55%, 6/15/2018	100,000	100,304
3.15%, 9/15/2024	133,000	132,111
3.20%, 6/15/2025	150,000	150,455
5.45%, 4/15/2018	150,000	166,144

		1,255,242

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Baxter International, Inc.:
1.85%, 1/15/2017	230,000	231,259
1.85%, 6/15/2018	100,000	99,444
2.40%, 8/15/2022	200,000	188,238
3.20%, 6/15/2023	750,000	768,883
4.50%, 8/15/2019	150,000	161,383
Becton Dickinson and Co.:
1.45%, 5/15/2017	300,000	299,234
1.75%, 11/8/2016	400,000	403,272
1.80%, 12/15/2017	500,000	499,537
2.68%, 12/15/2019	500,000	499,510
3.13%, 11/8/2021	150,000	146,998
3.25%, 11/12/2020	250,000	250,871
3.30%, 3/1/2023	100,000	97,451
3.88%, 5/15/2024	150,000	149,892
Boston Scientific Corp.:
2.85%, 5/15/2020	100,000	99,106
3.38%, 5/15/2022	150,000	146,961
3.85%, 5/15/2025	150,000	145,974
4.13%, 10/1/2023 (a)	175,000	177,271
6.00%, 1/15/2020	250,000	280,830
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	98,840
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	97,334
3.20%, 6/15/2022	7,000	6,972
4.20%, 6/15/2020	315,000	337,103
6.00%, 10/15/2017	200,000	219,987

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

DENTSPLY International, Inc. 4.13%, 8/15/2021	$100,000	$104,218
Edwards Lifesciences Corp. 2.88%, 10/15/2018	150,000	152,979
Johnson & Johnson 2.95%, 9/1/2020	250,000	259,623
Medtronic, Inc.:
1.38%, 4/1/2018	100,000	99,198
1.50%, 3/15/2018 (b)	200,000	199,237
2.50%, 3/15/2020 (b)	1,275,000	1,276,196
2.75%, 4/1/2023	200,000	192,737
3.13%, 3/15/2022	265,000	264,417
3.15%, 3/15/2022 (b)	1,100,000	1,102,536
3.50%, 3/15/2025 (b)	700,000	698,023
3.63%, 3/15/2024	200,000	203,515
4.13%, 3/15/2021	350,000	372,429
4.45%, 3/15/2020	185,000	200,673
St. Jude Medical, Inc. 3.25%, 4/15/2023	100,000	98,076
Stryker Corp.:
1.30%, 4/1/2018	75,000	74,108
2.00%, 9/30/2016	300,000	303,937
3.38%, 5/15/2024	100,000	99,548
Zimmer Biomet Holdings, Inc.:
1.45%, 4/1/2017	100,000	99,761
2.00%, 4/1/2018	205,000	204,754
2.70%, 4/1/2020	850,000	845,158
3.15%, 4/1/2022	250,000	244,605
3.38%, 11/30/2021	150,000	148,687
3.55%, 4/1/2025	450,000	434,317

		13,085,082

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.:
1.50%, 11/15/2017	200,000	198,987
2.20%, 3/15/2019	200,000	198,739
2.75%, 11/15/2022	250,000	235,036
3.50%, 11/15/2024	100,000	97,003
3.95%, 9/1/2020 (a)	155,000	162,537
AmerisourceBergen Corp.:
3.40%, 5/15/2024	150,000	147,352
4.88%, 11/15/2019	250,000	274,676
Anthem, Inc.:
1.88%, 1/15/2018	485,000	482,974
2.25%, 8/15/2019	200,000	195,526
3.13%, 5/15/2022	284,000	276,957
3.30%, 1/15/2023	250,000	243,725
3.50%, 8/15/2024	249,000	238,925
4.35%, 8/15/2020	300,000	316,486
5.88%, 6/15/2017	300,000	323,453
7.00%, 2/15/2019	45,000	51,169
Cardinal Health, Inc.:
1.70%, 3/15/2018	100,000	99,619
1.95%, 6/15/2018	250,000	250,612
2.40%, 11/15/2019	100,000	99,266
3.20%, 3/15/2023	150,000	146,145
3.50%, 11/15/2024	100,000	98,159
4.63%, 12/15/2020	50,000	53,986
Catholic Health Initiatives 2.95%, 11/1/2022	333,000	322,617
CIGNA Corp.:
3.25%, 4/15/2025	100,000	94,480
4.00%, 2/15/2022	50,000	51,319
4.50%, 3/15/2021	150,000	159,857
5.13%, 6/15/2020	150,000	164,731
5.38%, 3/15/2017	250,000	265,423
Coventry Health Care, Inc.:
5.45%, 6/15/2021	290,000	323,337
5.95%, 3/15/2017	200,000	214,966
Dignity Health 2.64%, 11/1/2019	75,000	75,485
Express Scripts Holding Co.:
2.25%, 6/15/2019	1,100,000	1,091,817
2.65%, 2/15/2017	350,000	356,036
3.90%, 2/15/2022	200,000	204,874
4.75%, 11/15/2021	250,000	269,503
7.25%, 6/15/2019	60,000	70,426
Howard Hughes Medical Institute 3.50%, 9/1/2023	200,000	205,958
Humana, Inc.:
3.85%, 10/1/2024	450,000	448,794
7.20%, 6/15/2018	235,000	269,208
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	67,647
2.50%, 11/1/2018	150,000	150,981
2.63%, 2/1/2020	150,000	148,377
3.20%, 2/1/2022	200,000	196,366
3.60%, 2/1/2025	150,000	142,566
3.75%, 8/23/2022	8,000	8,032
Owens & Minor, Inc. 3.88%, 9/15/2021	50,000	51,096
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	100,000	98,548
2.70%, 4/1/2019 (a)	200,000	201,431
3.50%, 3/30/2025	100,000	94,563
4.70%, 4/1/2021	250,000	267,800
4.75%, 1/30/2020	200,000	215,063
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	66,866
1.63%, 3/15/2019	125,000	122,549
1.88%, 11/15/2016	250,000	253,527
2.30%, 12/15/2019 (a)	100,000	99,461
2.75%, 2/15/2023	200,000	190,887
2.88%, 12/15/2021	200,000	197,634
2.88%, 3/15/2022	350,000	341,434
3.38%, 11/15/2021	250,000	254,811
3.88%, 10/15/2020	250,000	264,013
4.70%, 2/15/2021 (a)	200,000	218,537
6.00%, 2/15/2018	290,000	321,490

		12,753,842

HOTELS, RESTAURANTS & LEISURE — 0.7%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	96,961
Carnival Corp.:
1.88%, 12/15/2017	250,000	249,500
3.95%, 10/15/2020	300,000	314,606
Darden Restaurants, Inc. 6.45%, 10/15/2017	150,000	162,262

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Hyatt Hotels Corp. 3.38%, 7/15/2023	$60,000	$58,109
Marriott International, Inc.:
3.13%, 10/15/2021	100,000	100,255
3.38%, 10/15/2020	167,000	172,849
6.38%, 6/15/2017	150,000	162,949
McDonald’s Corp.:
2.20%, 5/26/2020	250,000	246,804
2.63%, 1/15/2022	164,000	159,570
3.25%, 6/10/2024 (a)	186,000	182,676
3.38%, 5/26/2025 (a)	250,000	244,035
3.50%, 7/15/2020 (a)	55,000	57,460
3.63%, 5/20/2021	50,000	52,007
5.00%, 2/1/2019	200,000	219,566
5.30%, 3/15/2017	40,000	42,733
5.35%, 3/1/2018	290,000	317,519
5.80%, 10/15/2017	150,000	164,496
Starbucks Corp.:
0.88%, 12/5/2016	100,000	99,726
2.00%, 12/5/2018	50,000	50,576
2.70%, 6/15/2022	100,000	99,301
3.85%, 10/1/2023	250,000	262,574
6.25%, 8/15/2017	150,000	166,404
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	280,040
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	100,512
3.90%, 3/1/2023	255,000	247,831
4.25%, 3/1/2022	9,000	9,008
5.63%, 3/1/2021	250,000	274,676
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	30,279
3.88%, 11/1/2023	100,000	98,531
5.30%, 9/15/2019	500,000	545,544
6.25%, 3/15/2018	55,000	60,673

		5,330,032

HOUSEHOLD DURABLES — 0.2%
Harman International Industries, Inc. 4.15%, 5/15/2025	150,000	147,202
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	98,663
Mohawk Industries, Inc. 3.85%, 2/1/2023	150,000	148,690
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	100,000	100,595
4.00%, 12/1/2024	75,000	74,508
6.25%, 4/15/2018	150,000	165,934
NVR, Inc. 3.95%, 9/15/2022	250,000	250,235
Whirlpool Corp.:
1.35%, 3/1/2017	300,000	299,316
1.65%, 11/1/2017	50,000	49,899
3.70%, 5/1/2025	250,000	246,257
4.85%, 6/15/2021	50,000	54,079

		1,635,378

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.:
3.05%, 9/15/2022	3,000	2,923
3.50%, 12/15/2024	100,000	97,758
3.80%, 11/15/2021	250,000	261,097
Colgate-Palmolive Co.:
0.90%, 5/1/2018	100,000	99,182
1.50%, 11/1/2018	100,000	100,342
1.75%, 3/15/2019	100,000	99,542
1.95%, 2/1/2023	200,000	186,702
2.30%, 5/3/2022	157,000	152,293
2.95%, 11/1/2020 (a)	300,000	311,592
Kimberly-Clark Corp.:
1.85%, 3/1/2020	100,000	98,243
1.90%, 5/22/2019	200,000	199,191
2.65%, 3/1/2025	150,000	143,374
3.63%, 8/1/2020	85,000	90,044
6.13%, 8/1/2017	350,000	385,063
7.50%, 11/1/2018	195,000	230,487
Procter & Gamble Co.:
1.45%, 8/15/2016	975,000	983,830
1.90%, 11/1/2019	300,000	299,273
2.30%, 2/6/2022	250,000	246,461
3.10%, 8/15/2023	150,000	151,783
4.70%, 2/15/2019	250,000	275,047
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	105,021

		4,519,248

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (e)
TransAlta Corp. 6.65%, 5/15/2018	300,000	330,388

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.:
1.00%, 6/26/2017	220,000	220,049
1.63%, 6/15/2019	525,000	518,962
2.00%, 6/26/2022 (a)	150,000	143,966
Crane Co. 2.75%, 12/15/2018	100,000	102,073
Eaton Electric Holdings LLC:
3.88%, 12/15/2020	150,000	154,617
6.10%, 7/1/2017	300,000	326,229
GE Capital Trust I 6.38%, 11/15/2067 (c)	600,000	643,500
General Electric Co.:
2.70%, 10/9/2022	750,000	731,339
3.38%, 3/11/2024	200,000	202,417
5.25%, 12/6/2017	1,010,000	1,101,106
Koninklijke Philips NV:
3.75%, 3/15/2022	700,000	702,687
5.75%, 3/11/2018	300,000	328,988
Pentair Finance SA:
1.88%, 9/15/2017	300,000	300,232
3.15%, 9/15/2022	9,000	8,615
5.00%, 5/15/2021	150,000	164,210
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,299
3.50%, 2/3/2022	107,000	108,619

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.55%, 10/1/2017	$210,000	$232,439

		6,030,347

INSURANCE — 2.6%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	50,000	48,125
3.15%, 3/15/2025	500,000	484,318
3.35%, 5/15/2024	150,000	148,811
5.70%, 2/15/2017	100,000	107,226
5.90%, 6/15/2019	155,000	175,803
AEGON Funding Co. LLC 5.75%, 12/15/2020	110,000	124,536
Aflac, Inc.:
2.40%, 3/16/2020	150,000	150,474
2.65%, 2/15/2017	250,000	255,445
3.25%, 3/17/2025	100,000	96,083
3.63%, 11/15/2024	306,000	304,566
Alleghany Corp. 4.95%, 6/27/2022	100,000	107,100
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	106,378
Allstate Corp.:
3.15%, 6/15/2023	15,000	14,912
5.75%, 8/15/2053 (c)	350,000	365,750
American International Group, Inc.:
2.30%, 7/16/2019	450,000	449,509
3.38%, 8/15/2020	200,000	206,624
4.13%, 2/15/2024	133,000	137,293
4.88%, 6/1/2022	140,000	153,042
5.60%, 10/18/2016	700,000	739,153
5.85%, 1/16/2018	625,000	690,985
6.40%, 12/15/2020	375,000	444,976
AON Corp. 5.00%, 9/30/2020	325,000	357,514
Aon PLC 3.50%, 6/14/2024	200,000	196,461
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	100,000	97,636
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	112,911
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	250,000	250,673
1.30%, 5/15/2018	542,000	541,016
1.60%, 5/15/2017	125,000	126,367
2.90%, 10/15/2020	300,000	308,482
3.00%, 5/15/2022	107,000	107,433
4.25%, 1/15/2021 (a)	100,000	109,116
5.40%, 5/15/2018	220,000	244,261
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	150,517
1.90%, 1/31/2017	200,000	203,104
2.10%, 8/14/2019	200,000	200,956
2.20%, 8/15/2016	250,000	254,159
3.00%, 2/11/2023	300,000	300,315
3.40%, 1/31/2022	157,000	162,296
3.75%, 8/15/2021 (a)	80,000	85,509
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	98,612
Chubb Corp. 6.38%, 3/29/2067 (c)	195,000	203,775
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	169,733
6.50%, 8/15/2016	150,000	158,679
Fidelity National Financial, Inc. 5.50%, 9/1/2022	200,000	211,694
First American Financial Corp. 4.30%, 2/1/2023	100,000	98,382
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	150,000	164,758
5.50%, 3/30/2020	250,000	280,055
6.30%, 3/15/2018	329,000	366,116
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	105,221
Kemper Corp. 4.35%, 2/15/2025	150,000	147,286
Lincoln National Corp.:
4.85%, 6/24/2021	150,000	163,559
8.75%, 7/1/2019	300,000	366,743
Loews Corp. 2.63%, 5/15/2023	250,000	237,808
Manulife Financial Corp. 4.90%, 9/17/2020	36,000	39,589
Markel Corp.:
3.63%, 3/30/2023	150,000	147,908
7.13%, 9/30/2019	150,000	174,960
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	200,000	200,167
2.35%, 3/6/2020	175,000	173,628
2.55%, 10/15/2018	75,000	76,521
4.80%, 7/15/2021	50,000	55,035
MetLife, Inc.:
1.90%, 12/15/2017	350,000	352,251
3.00%, 3/1/2025	100,000	95,497
3.05%, 12/15/2022	157,000	154,185
3.60%, 4/10/2024	533,000	534,807
4.37%, 9/15/2023	220,000	233,265
6.82%, 8/15/2018	150,000	172,525
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	100,397
Old Republic International Corp. 4.88%, 10/1/2024	100,000	102,152
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	101,654
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	111,451
Principal Financial Group, Inc.:
3.40%, 5/15/2025	150,000	145,887
4.70%, 5/15/2055 (c)	150,000	147,750
8.88%, 5/15/2019	250,000	306,608
ProAssurance Corp. 5.30%, 11/15/2023	100,000	106,355
Progressive Corp. 3.75%, 8/23/2021	150,000	159,485
Prudential Financial, Inc.:
2.30%, 8/15/2018	149,000	150,369
2.35%, 8/15/2019	100,000	99,693
3.50%, 5/15/2024	634,000	624,268
4.50%, 11/15/2020	100,000	108,534
4.50%, 11/16/2021	50,000	54,235

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.63%, 6/15/2043 (c)	$500,000	$508,750
5.88%, 9/15/2042 (c)	250,000	262,500
7.38%, 6/15/2019	250,000	295,850
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	286,427
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	50,000	48,075
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	104,662
Torchmark Corp. 3.80%, 9/15/2022	75,000	76,017
Travelers Cos., Inc. 5.80%, 5/15/2018	105,000	117,033
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	153,987
Unum Group 7.13%, 9/30/2016	100,000	107,066
Voya Financial, Inc.:
2.90%, 2/15/2018	300,000	307,677
5.50%, 7/15/2022	100,000	111,824
Willis North America, Inc. 6.20%, 3/28/2017	250,000	267,258
WR Berkley Corp. 4.63%, 3/15/2022	150,000	157,400
XLIT, Ltd.:
2.30%, 12/15/2018	200,000	201,229
4.45%, 3/31/2025	200,000	197,125
5.75%, 10/1/2021	100,000	114,346

		19,938,658

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.:
4.50%, 8/15/2024 (a)	100,000	100,624
5.95%, 8/15/2020	200,000	222,011
Priceline Group, Inc. 3.65%, 3/15/2025	400,000	393,422

		716,057

INTERNET SOFTWARE & SERVICES — 1.0%
Alibaba Group Holding, Ltd.:
1.63%, 11/28/2017 (b)	900,000	900,343
2.50%, 11/28/2019 (b)	600,000	595,818
3.13%, 11/28/2021 (b)	200,000	198,237
3.60%, 11/28/2024 (b)	633,000	608,761
Amazon.com, Inc.:
1.20%, 11/29/2017	175,000	173,931
2.50%, 11/29/2022 (a)	300,000	284,632
2.60%, 12/5/2019	200,000	200,832
3.30%, 12/5/2021	400,000	403,880
3.80%, 12/5/2024 (a)	300,000	300,368
Baidu, Inc.:
2.25%, 11/28/2017	200,000	201,081
2.75%, 6/9/2019	150,000	149,730
3.00%, 6/30/2020	250,000	250,019
3.25%, 8/6/2018	150,000	154,286
3.50%, 11/28/2022 (a)	150,000	148,220
4.13%, 6/30/2025	200,000	199,851
eBay, Inc.:
2.20%, 8/1/2019	250,000	247,791
2.60%, 7/15/2022	250,000	231,121
2.88%, 8/1/2021 (a)	250,000	245,152
3.25%, 10/15/2020 (a)	150,000	153,660
3.45%, 8/1/2024 (a)	480,000	461,672
Google, Inc.:
3.38%, 2/25/2024	450,000	459,858
3.63%, 5/19/2021	550,000	584,318

		7,153,561

IT SERVICES — 0.4%
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	103,647
Fiserv, Inc.:
2.70%, 6/1/2020	400,000	398,561
3.50%, 10/1/2022	250,000	249,448
3.85%, 6/1/2025	100,000	99,635
4.63%, 10/1/2020	150,000	162,295
4.75%, 6/15/2021	40,000	43,613
MasterCard, Inc. 3.38%, 4/1/2024	370,000	375,343
Xerox Corp.:
2.75%, 9/1/2020	150,000	148,014
2.80%, 5/15/2020	300,000	298,258
2.95%, 3/15/2017	340,000	347,175
4.50%, 5/15/2021 (a)	250,000	263,452
5.63%, 12/15/2019	250,000	279,628
6.35%, 5/15/2018 (a)	150,000	167,254
6.75%, 2/1/2017	100,000	107,873

		3,044,196

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	75,000	74,093
Mattel, Inc.:
2.35%, 5/6/2019 (a)	200,000	198,697
3.15%, 3/15/2023	150,000	142,721

		415,511

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	271,384
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	250,000	249,069
2.25%, 8/15/2016	400,000	404,941
2.40%, 2/1/2019	900,000	897,588
3.15%, 1/15/2023	300,000	289,532
3.30%, 2/15/2022	250,000	246,898
3.60%, 8/15/2021	250,000	253,596
4.15%, 2/1/2024	100,000	101,522
4.50%, 3/1/2021	200,000	213,067

		2,927,597

MACHINERY — 0.8%
Caterpillar, Inc.:
1.50%, 6/26/2017	150,000	151,062
2.60%, 6/26/2022	182,000	177,395
3.40%, 5/15/2024	269,000	272,333
3.90%, 5/27/2021	255,000	271,620
5.70%, 8/15/2016	300,000	316,601
7.90%, 12/15/2018	250,000	299,707
Cummins, Inc. 3.65%, 10/1/2023	150,000	154,899

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Danaher Corp. 5.40%, 3/1/2019	$250,000	$278,695
Deere & Co. 2.60%, 6/8/2022	273,000	267,815
Dover Corp. 4.30%, 3/1/2021	250,000	271,366
Eaton Corp.:
1.50%, 11/2/2017	350,000	348,890
2.75%, 11/2/2022	200,000	193,462
6.95%, 3/20/2019	150,000	173,107
Flowserve Corp. 3.50%, 9/15/2022	205,000	202,366
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	175,000	174,701
3.38%, 9/15/2021	45,000	46,215
3.50%, 3/1/2024	88,000	89,516
6.25%, 4/1/2019	250,000	285,968
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	202,671
4.25%, 6/15/2023	200,000	206,485
Joy Global, Inc. 5.13%, 10/15/2021 (a)	178,000	193,163
Kennametal, Inc. 2.65%, 11/1/2019 (a)	100,000	99,558
Parker-Hannifin Corp. 3.30%, 11/21/2024	175,000	175,218
Rockwell Automation, Inc. 2.88%, 3/1/2025	25,000	24,158
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	109,000	107,196
3.40%, 12/1/2021	450,000	461,388
Timken Co. 3.88%, 9/1/2024	105,000	103,725
Xylem, Inc.:
3.55%, 9/20/2016	300,000	307,994
4.88%, 10/1/2021	50,000	53,745

		5,911,019

MEDIA — 3.9%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	250,000	245,783
3.70%, 9/15/2024 (a)	224,000	224,606
4.00%, 10/1/2023	100,000	103,304
4.50%, 2/15/2021	200,000	215,105
6.90%, 3/1/2019	280,000	324,192
8.00%, 10/17/2016	100,000	108,857
CBS Corp.:
1.95%, 7/1/2017	100,000	100,414
3.38%, 3/1/2022	350,000	346,090
3.50%, 1/15/2025 (a)	560,000	533,508
4.30%, 2/15/2021	100,000	105,500
5.75%, 4/15/2020	450,000	506,330
CC Holdings GS V LLC:
2.38%, 12/15/2017	100,000	100,457
3.85%, 4/15/2023	100,000	96,945
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	826,394
Comcast Cable Communications LLC 8.88%, 5/1/2017	600,000	681,602
Comcast Corp.:
2.85%, 1/15/2023	200,000	194,633
3.13%, 7/15/2022	213,000	211,412
3.60%, 3/1/2024	400,000	404,024
5.15%, 3/1/2020	200,000	224,342
5.70%, 5/15/2018	315,000	349,750
5.70%, 7/1/2019	200,000	226,022
5.88%, 2/15/2018	650,000	720,276
6.50%, 1/15/2017	250,000	270,187
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (a)	200,000	198,549
2.40%, 3/15/2017	352,000	356,188
Series WI 3.80%, 3/15/2022	275,000	276,541
3.95%, 1/15/2025 (a)	450,000	440,732
4.45%, 4/1/2024	150,000	153,688
4.60%, 2/15/2021	1,005,000	1,062,334
5.00%, 3/1/2021	180,000	194,449
5.20%, 3/15/2020	250,000	274,784
5.88%, 10/1/2019	250,000	281,354
Discovery Communications LLC:
3.30%, 5/15/2022	300,000	291,805
3.45%, 3/15/2025	50,000	46,903
4.38%, 6/15/2021	200,000	208,475
5.05%, 6/1/2020	370,000	403,041
5.63%, 8/15/2019	100,000	110,806
Graham Holdings Co. 7.25%, 2/1/2019	100,000	111,351
Grupo Televisa SAB 6.00%, 5/15/2018 (a)	300,000	332,463
Historic TW, Inc. 9.15%, 2/1/2023	300,000	397,083
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	150,000	151,250
3.75%, 2/15/2023	300,000	296,382
4.20%, 4/15/2024	300,000	303,635
McGraw-Hill Financial, Inc. 4.00%, 6/15/2025 (b)	250,000	248,279
NBCUniversal Media LLC:
2.88%, 1/15/2023	200,000	193,661
4.38%, 4/1/2021	700,000	757,057
5.15%, 4/30/2020	210,000	235,387
Omnicom Group, Inc.:
3.63%, 5/1/2022	500,000	510,339
3.65%, 11/1/2024	300,000	294,302
4.45%, 8/15/2020	300,000	319,354
RELX Capital, Inc.:
3.13%, 10/15/2022	100,000	97,262
8.63%, 1/15/2019	150,000	180,487
Scripps Networks Interactive, Inc.:
2.80%, 6/15/2020	150,000	149,458
3.90%, 11/15/2024	250,000	245,099
3.95%, 6/15/2025	100,000	97,866
Thomson Reuters Corp.:
1.30%, 2/23/2017	150,000	149,541
1.65%, 9/29/2017	300,000	299,416
3.85%, 9/29/2024	150,000	148,795
3.95%, 9/30/2021	200,000	209,479
4.30%, 11/23/2023	200,000	206,890

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.50%, 7/15/2018	$405,000	$457,261
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	250,000	255,576
4.13%, 2/15/2021	200,000	206,289
5.00%, 2/1/2020	200,000	214,978
5.85%, 5/1/2017	461,000	492,446
6.75%, 7/1/2018	500,000	559,597
8.25%, 4/1/2019	500,000	589,911
8.75%, 2/14/2019	200,000	238,182
Time Warner Cos., Inc. 7.25%, 10/15/2017	100,000	112,191
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	713,000	876,308
Time Warner, Inc.:
2.10%, 6/1/2019	524,000	515,676
3.40%, 6/15/2022	63,000	62,214
3.55%, 6/1/2024	225,000	219,706
4.00%, 1/15/2022 (a)	200,000	205,395
4.70%, 1/15/2021	300,000	322,225
4.75%, 3/29/2021	150,000	161,466
4.88%, 3/15/2020	300,000	326,173
5.88%, 11/15/2016	540,000	574,717
Viacom, Inc.:
2.20%, 4/1/2019	408,000	401,791
2.50%, 12/15/2016	100,000	101,596
2.50%, 9/1/2018	100,000	100,928
2.75%, 12/15/2019	200,000	199,347
3.13%, 6/15/2022	250,000	239,706
3.25%, 3/15/2023	100,000	96,131
3.50%, 4/1/2017	100,000	103,197
3.88%, 12/15/2021	250,000	253,517
3.88%, 4/1/2024 (a)	170,000	165,444
4.25%, 9/1/2023	75,000	76,189
4.50%, 3/1/2021	300,000	316,418
6.13%, 10/5/2017	300,000	327,642
Walt Disney Co.:
0.88%, 5/30/2017	200,000	199,193
1.10%, 12/1/2017	175,000	174,217
1.13%, 2/15/2017	300,000	301,139
1.35%, 8/16/2016	250,000	251,849
1.85%, 5/30/2019	300,000	298,555
2.35%, 12/1/2022	563,000	544,141
2.55%, 2/15/2022	150,000	147,262
2.75%, 8/16/2021	150,000	151,448
3.75%, 6/1/2021	200,000	213,914
5.50%, 3/15/2019	300,000	338,133
WPP Finance 2010:
3.63%, 9/7/2022	153,000	153,580
4.75%, 11/21/2021	525,000	572,353

		29,472,219

METALS & MINING — 2.1%
Barrick Gold Corp.:
3.85%, 4/1/2022	469,000	455,542
4.10%, 5/1/2023 (a)	400,000	388,379
6.95%, 4/1/2019	420,000	483,582
Barrick North America Finance LLC 4.40%, 5/30/2021	375,000	382,258
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	450,000	453,928
1.88%, 11/21/2016	300,000	304,075
2.05%, 9/30/2018	250,000	252,793
2.88%, 2/24/2022	200,000	195,964
3.25%, 11/21/2021	290,000	293,703
3.85%, 9/30/2023	400,000	410,684
5.40%, 3/29/2017	300,000	321,905
6.50%, 4/1/2019	400,000	462,689
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	39,654
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	250,000	247,602
3.10%, 3/15/2020 (a)	250,000	245,386
3.55%, 3/1/2022 (a)	815,000	751,530
3.88%, 3/15/2023	700,000	636,106
Goldcorp, Inc.:
2.13%, 3/15/2018	150,000	150,118
3.63%, 6/9/2021	850,000	845,344
Kinross Gold Corp. 5.95%, 3/15/2024	258,000	237,621
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	518,000	493,064
5.13%, 10/1/2019	100,000	108,090
Nucor Corp.:
4.00%, 8/1/2023	150,000	151,468
5.75%, 12/1/2017	250,000	273,941
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	100,000	98,483
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017	400,000	399,465
2.00%, 3/22/2017	150,000	151,239
2.25%, 12/14/2018	200,000	201,007
2.88%, 8/21/2022 (a)	161,000	155,240
3.50%, 3/22/2022	219,000	219,703
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	152,104
3.50%, 11/2/2020	200,000	208,116
3.75%, 9/20/2021	250,000	257,999
4.13%, 5/20/2021	150,000	157,976
6.50%, 7/15/2018	1,075,000	1,215,414
9.00%, 5/1/2019	725,000	901,361
Southern Copper Corp.:
3.50%, 11/8/2022 (a)	89,000	86,008
3.88%, 4/23/2025 (a)	120,000	116,001
Teck Resources, Ltd.:
3.75%, 2/1/2023	250,000	211,559
4.50%, 1/15/2021 (a)	600,000	569,519
4.75%, 1/15/2022	9,000	8,291
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	850,000	830,219
5.63%, 9/15/2019 (a)	1,260,000	1,364,391

		15,889,521

MULTI-UTILITIES — 0.6%
American Water Capital Corp. 3.85%, 3/1/2024	150,000	155,080
American Water Capital Corp. (Class C) 3.40%, 3/1/2025	325,000	323,289
Berkshire Hathaway Energy 5.75%, 4/1/2018	290,000	320,224

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Black Hills Corp. 4.25%, 11/30/2023	$100,000	$102,892
DTE Energy Co.:
2.40%, 12/1/2019	100,000	99,383
3.30%, 6/15/2022 (b)	250,000	251,805
Entergy Arkansas, Inc.:
3.70%, 6/1/2024	300,000	308,888
3.75%, 2/15/2021	200,000	208,824
Eversource Energy:
3.15%, 1/15/2025	200,000	191,471
4.50%, 11/15/2019	320,000	345,677
MidAmerican Energy Co.:
2.40%, 3/15/2019	150,000	151,779
3.50%, 10/15/2024 (a)	100,000	101,519
3.70%, 9/15/2023	250,000	258,642
SCANA Corp.:
4.13%, 2/1/2022	200,000	201,009
4.75%, 5/15/2021	150,000	156,318
Sempra Energy:
2.40%, 3/15/2020	100,000	98,906
2.88%, 10/1/2022	7,000	6,794
4.05%, 12/1/2023	20,000	20,540
6.15%, 6/15/2018	300,000	335,329
9.80%, 2/15/2019	375,000	468,799
Xcel Energy, Inc. 4.70%, 5/15/2020	450,000	487,868

		4,595,036

MULTILINE RETAIL — 0.5%
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	200,000	211,407
4.75%, 12/15/2023 (a)	200,000	213,521
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	273,459
3.63%, 6/1/2024	50,000	49,776
3.88%, 1/15/2022	243,000	251,103
4.38%, 9/1/2023	90,000	94,551
7.45%, 7/15/2017	50,000	55,856
Nordstrom, Inc.:
4.75%, 5/1/2020 (a)	200,000	220,857
6.25%, 1/15/2018	300,000	331,685
Target Corp.:
2.30%, 6/26/2019 (a)	200,000	202,685
2.90%, 1/15/2022	228,000	229,976
3.50%, 7/1/2024	508,000	518,074
5.38%, 5/1/2017	250,000	269,157
5.88%, 7/15/2016	200,000	210,611
6.00%, 1/15/2018	260,000	289,973

		3,422,691

OIL, GAS & CONSUMABLE FUELS — 10.0%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (a)	200,000	196,274
5.95%, 9/15/2016	300,000	316,668
6.38%, 9/15/2017	500,000	548,789
6.95%, 6/15/2019	155,000	178,747
8.70%, 3/15/2019	150,000	180,768
ANR Pipeline Co. 9.63%, 11/1/2021	250,000	328,322
Apache Corp.:
2.63%, 1/15/2023	125,000	115,962
3.25%, 4/15/2022	345,000	338,095
3.63%, 2/1/2021	300,000	308,013
6.90%, 9/15/2018	150,000	170,976
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	217,720
Boardwalk Pipelines LP:
4.95%, 12/15/2024	300,000	291,520
5.75%, 9/15/2019	150,000	157,814
BP Capital Markets PLC:
1.38%, 11/6/2017	200,000	199,477
1.38%, 5/10/2018	200,000	198,223
1.67%, 2/13/2018	150,000	150,227
1.85%, 5/5/2017	250,000	252,439
2.24%, 5/10/2019	200,000	200,799
2.24%, 9/26/2018	250,000	253,097
2.25%, 11/1/2016	250,000	253,992
2.32%, 2/13/2020 (a)	300,000	298,520
2.50%, 11/6/2022	122,000	115,644
2.52%, 1/15/2020	205,000	205,811
2.75%, 5/10/2023	350,000	334,088
3.06%, 3/17/2022	350,000	348,325
3.25%, 5/6/2022	528,000	528,656
3.51%, 3/17/2025	700,000	688,744
3.54%, 11/4/2024 (a)	300,000	296,246
3.56%, 11/1/2021	130,000	134,339
3.81%, 2/10/2024	200,000	203,968
3.99%, 9/26/2023	100,000	103,257
4.74%, 3/11/2021	255,000	279,786
4.75%, 3/10/2019	175,000	191,201
British Transco Finance, Inc. 6.63%, 6/1/2018	750,000	855,937
Buckeye Partners LP:
2.65%, 11/15/2018	150,000	147,170
4.88%, 2/1/2021	450,000	465,945
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	300,000	296,357
3.45%, 11/15/2021	250,000	250,984
3.80%, 4/15/2024	81,000	78,902
3.90%, 2/1/2025	200,000	195,545
5.70%, 5/15/2017	205,000	219,105
Cenovus Energy, Inc.:
3.00%, 8/15/2022	253,000	237,685
5.70%, 10/15/2019	100,000	111,303
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	65,000	69,874
Chevron Corp.:
1.10%, 12/5/2017	250,000	248,900
1.37%, 3/2/2018	500,000	499,090
1.72%, 6/24/2018	750,000	754,099
1.96%, 3/3/2020	640,000	633,845
2.19%, 11/15/2019	500,000	501,930
2.36%, 12/5/2022	450,000	428,938
2.43%, 6/24/2020	200,000	201,835
3.19%, 6/24/2023	850,000	854,473
4.95%, 3/3/2019	205,000	226,470
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020 (a)(b)	150,000	150,142

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

4.50%, 6/1/2025 (b)	$300,000	$294,474
ConocoPhillips:
5.20%, 5/15/2018	200,000	220,162
5.75%, 2/1/2019	760,000	858,111
6.00%, 1/15/2020	450,000	519,722
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	265,138
ConocoPhillips Co.:
1.50%, 5/15/2018	250,000	249,338
2.20%, 5/15/2020 (a)	150,000	148,775
2.40%, 12/15/2022	386,000	366,049
2.88%, 11/15/2021	200,000	199,958
3.35%, 11/15/2024 (a)	400,000	395,729
Continental Resources, Inc.:
3.80%, 6/1/2024 (a)	51,000	46,281
4.50%, 4/15/2023	500,000	480,750
5.00%, 9/15/2022	1,050,000	1,021,125
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	109,000	107,449
4.00%, 7/15/2021 (a)	50,000	52,024
6.30%, 1/15/2019	300,000	338,070
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	160,936
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	150,000	159,567
Enable Midstream Partners LP 3.90%, 5/15/2024 (a)(b)	200,000	183,919
Enbridge Energy Partners LP:
4.20%, 9/15/2021	25,000	25,557
5.20%, 3/15/2020	250,000	270,779
9.88%, 3/1/2019	250,000	308,960
Enbridge, Inc.:
3.50%, 6/10/2024	200,000	184,929
4.00%, 10/1/2023	200,000	197,855
5.60%, 4/1/2017	250,000	266,113
EnCana Corp.:
3.90%, 11/15/2021	150,000	153,046
6.50%, 5/15/2019	310,000	351,456
Energy Transfer Partners LP:
2.50%, 6/15/2018	270,000	270,195
3.60%, 2/1/2023	500,000	468,763
4.05%, 3/15/2025	200,000	188,396
4.15%, 10/1/2020	200,000	204,801
4.65%, 6/1/2021	200,000	205,736
4.75%, 1/15/2026	500,000	495,718
5.20%, 2/1/2022	250,000	260,475
6.70%, 7/1/2018	250,000	277,910
EnLink Midstream Partners LP:
2.70%, 4/1/2019	260,000	254,727
4.15%, 6/1/2025	100,000	97,341
Ensco PLC:
4.50%, 10/1/2024	200,000	189,327
4.70%, 3/15/2021	425,000	431,810
5.20%, 3/15/2025 (a)	100,000	98,613
Enterprise Products Operating LLC:
1.65%, 5/7/2018	100,000	99,599
2.55%, 10/15/2019	450,000	450,382
3.35%, 3/15/2023	250,000	243,120
3.70%, 2/15/2026 (a)	100,000	96,968
3.75%, 2/15/2025	400,000	391,934
3.90%, 2/15/2024	100,000	100,041
4.05%, 2/15/2022	100,000	103,019
5.20%, 9/1/2020	400,000	443,259
5.25%, 1/31/2020	100,000	110,560
6.30%, 9/15/2017	310,000	341,523
6.50%, 1/31/2019	300,000	342,193
7.03%, 1/15/2068 (c)	300,000	322,500
8.38%, 8/1/2066 (c)	100,000	104,500
EOG Resources, Inc.:
2.45%, 4/1/2020	250,000	250,235
2.63%, 3/15/2023 (a)	200,000	192,406
3.15%, 4/1/2025	100,000	97,496
4.40%, 6/1/2020	250,000	271,501
5.63%, 6/1/2019	200,000	224,940
EQT Corp.:
4.88%, 11/15/2021	215,000	225,748
8.13%, 6/1/2019	150,000	177,117
EQT Midstream Partners LP 4.00%, 8/1/2024	55,000	52,831
Exxon Mobil Corp.:
0.92%, 3/15/2017	150,000	149,829
1.31%, 3/6/2018	250,000	249,739
1.82%, 3/15/2019	1,220,000	1,219,597
1.91%, 3/6/2020	250,000	248,152
2.40%, 3/6/2022	300,000	293,371
2.71%, 3/6/2025	250,000	241,178
3.18%, 3/15/2024	200,000	202,100
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/2020	332,000	348,600
6.88%, 2/15/2023	600,000	633,000
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025 (b)	50,000	50,825
Hess Corp.:
1.30%, 6/15/2017	100,000	99,160
8.13%, 2/15/2019	350,000	414,709
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	148,810
7.25%, 12/15/2019	250,000	291,408
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	121,824
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	148,336
3.45%, 2/15/2023	225,000	210,802
3.50%, 3/1/2021	200,000	196,676
3.50%, 9/1/2023	175,000	162,188
3.95%, 9/1/2022	150,000	146,475
4.15%, 3/1/2022	150,000	148,408
4.25%, 9/1/2024	200,000	193,433
5.00%, 10/1/2021	200,000	210,264
5.30%, 9/15/2020	850,000	925,213
5.95%, 2/15/2018	221,000	239,674
6.00%, 2/1/2017	305,000	323,971
9.00%, 2/1/2019	100,000	119,378
Kinder Morgan, Inc.:
2.00%, 12/1/2017	195,000	193,910
3.05%, 12/1/2019	100,000	99,473

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

7.25%, 6/1/2018	$100,000	$112,693
Magellan Midstream Partners LP:
3.20%, 3/15/2025	330,000	313,158
4.25%, 2/1/2021	100,000	104,399
6.55%, 7/15/2019	150,000	171,164
Marathon Oil Corp.:
2.70%, 6/1/2020	200,000	199,101
2.80%, 11/1/2022	250,000	234,365
3.85%, 6/1/2025	200,000	196,210
6.00%, 10/1/2017	300,000	327,035
Marathon Petroleum Corp.:
3.63%, 9/15/2024	350,000	340,376
5.13%, 3/1/2021	400,000	436,818
MPLX LP 4.00%, 2/15/2025	50,000	48,123
Murphy Oil Corp.:
2.50%, 12/1/2017	200,000	195,907
3.70%, 12/1/2022	159,000	144,159
Noble Energy, Inc.:
4.15%, 12/15/2021	250,000	257,896
8.25%, 3/1/2019	150,000	178,127
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (a)	250,000	228,047
4.63%, 3/1/2021	50,000	49,376
4.90%, 8/1/2020	200,000	205,160
5.95%, 4/1/2025 (a)	250,000	243,940
Occidental Petroleum Corp.:
1.50%, 2/15/2018	50,000	49,688
1.75%, 2/15/2017	550,000	553,616
2.70%, 2/15/2023	250,000	239,401
3.13%, 2/15/2022	209,000	208,262
3.50%, 6/15/2025	150,000	149,573
4.10%, 2/1/2021 (a)	315,000	334,705
ONEOK Partners LP:
3.20%, 9/15/2018	75,000	76,127
3.38%, 10/1/2022	250,000	233,428
3.80%, 3/15/2020	50,000	50,680
4.90%, 3/15/2025 (a)	50,000	49,110
6.15%, 10/1/2016	150,000	158,334
8.63%, 3/1/2019 (a)	150,000	178,342
Panhandle Eastern Pipeline Co. LP:
6.20%, 11/1/2017	150,000	164,148
7.00%, 6/15/2018	300,000	337,820
Petro-Canada 6.05%, 5/15/2018	15,000	16,623
Phillips 66:
2.95%, 5/1/2017	450,000	462,092
4.30%, 4/1/2022	800,000	838,920
Phillips 66 Partners LP:
2.65%, 2/15/2020	75,000	73,612
3.61%, 2/15/2025	75,000	70,732
Pioneer Natural Resources Co.:
3.95%, 7/15/2022	256,000	257,003
6.65%, 3/15/2017	300,000	324,116
7.50%, 1/15/2020	250,000	292,446
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/2019	225,000	223,328
2.85%, 1/31/2023	100,000	93,389
3.60%, 11/1/2024 (a)	300,000	288,133
3.65%, 6/1/2022	509,000	507,012
3.85%, 10/15/2023	100,000	98,778
5.00%, 2/1/2021	50,000	54,055
5.75%, 1/15/2020	250,000	279,211
8.75%, 5/1/2019	200,000	243,540
Pride International, Inc. 6.88%, 8/15/2020	200,000	227,589
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	300,000	303,807
5.88%, 3/1/2022	300,000	318,405
Rowan Cos., Inc.:
4.88%, 6/1/2022	300,000	292,105
7.88%, 8/1/2019	150,000	169,365
Schlumberger Investment SA 3.65%, 12/1/2023	200,000	205,205
SESI LLC 7.13%, 12/15/2021	354,000	375,240
Shell International Finance BV:
1.13%, 8/21/2017	500,000	498,803
1.90%, 8/10/2018 (a)	650,000	655,994
2.00%, 11/15/2018	250,000	252,081
2.13%, 5/11/2020	400,000	398,101
2.25%, 1/6/2023	150,000	141,858
2.38%, 8/21/2022 (a)	410,000	395,838
3.25%, 5/11/2025	600,000	594,275
3.40%, 8/12/2023	250,000	254,723
4.30%, 9/22/2019	550,000	596,843
4.38%, 3/25/2020	300,000	328,345
5.20%, 3/22/2017	300,000	321,016
Southern Natural Gas Co. 4.40%, 6/15/2021	350,000	355,689
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (b)	250,000	265,836
Southwestern Energy Co.:
3.30%, 1/23/2018	25,000	25,528
4.05%, 1/23/2020	350,000	358,962
4.10%, 3/15/2022	550,000	536,294
4.95%, 1/23/2025	200,000	199,479
Spectra Energy Capital LLC 8.00%, 10/1/2019	250,000	295,910
Spectra Energy Partners LP:
2.95%, 9/25/2018	150,000	152,970
3.50%, 3/15/2025	300,000	284,903
4.75%, 3/15/2024	300,000	314,813
Suncor Energy, Inc. 6.10%, 6/1/2018	800,000	888,987
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	310,000	293,102
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	195,768
7.75%, 6/1/2019	150,000	172,082
TC PipeLines LP 4.38%, 3/13/2025	150,000	145,272
Total Capital Canada, Ltd. 1.45%, 1/15/2018	400,000	400,053
Total Capital International SA:
1.00%, 8/12/2016	250,000	250,585

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

1.00%, 1/10/2017	$200,000	$200,034
1.50%, 2/17/2017	300,000	302,227
1.55%, 6/28/2017	300,000	302,128
2.10%, 6/19/2019	750,000	750,613
2.13%, 1/10/2019	40,000	40,240
2.70%, 1/25/2023	200,000	194,057
2.75%, 6/19/2021	150,000	149,767
2.88%, 2/17/2022	350,000	347,919
3.70%, 1/15/2024 (a)	150,000	154,159
3.75%, 4/10/2024 (a)	300,000	309,412
Total Capital SA:
2.13%, 8/10/2018	200,000	202,716
4.13%, 1/28/2021	255,000	273,982
4.45%, 6/24/2020	400,000	437,719
TransCanada PipeLines, Ltd.:
1.88%, 1/12/2018	150,000	150,667
2.50%, 8/1/2022	256,000	241,072
3.75%, 10/16/2023	200,000	200,216
3.80%, 10/1/2020	195,000	205,151
6.50%, 8/15/2018	300,000	340,221
7.13%, 1/15/2019	150,000	174,027
Valero Energy Corp.:
3.65%, 3/15/2025	275,000	267,218
6.13%, 6/15/2017	325,000	352,290
6.13%, 2/1/2020	170,000	193,145
9.38%, 3/15/2019	75,000	92,450
Weatherford International LLC 6.35%, 6/15/2017	300,000	319,110
Weatherford International, Ltd.:
4.50%, 4/15/2022	263,000	245,639
5.13%, 9/15/2020	400,000	405,040
6.00%, 3/15/2018	84,000	89,124
9.63%, 3/1/2019	600,000	700,440
Western Gas Partners LP:
2.60%, 8/15/2018	250,000	250,766
4.00%, 7/1/2022	67,000	66,943
5.38%, 6/1/2021	384,000	416,038
Williams Cos, Inc. 4.55%, 6/24/2024	400,000	386,141
Williams Cos., Inc. 3.70%, 1/15/2023	550,000	509,325
Williams Partners LP:
3.35%, 8/15/2022	17,000	16,134
3.60%, 3/15/2022	250,000	242,563
3.90%, 1/15/2025	200,000	188,043
4.00%, 11/15/2021	150,000	151,394
4.00%, 9/15/2025 (a)	250,000	234,105
4.13%, 11/15/2020	150,000	155,586
4.30%, 3/4/2024	495,000	486,735
4.50%, 11/15/2023	450,000	452,001
4.88%, 3/15/2024	258,000	252,840
5.25%, 3/15/2020	450,000	490,425
6.13%, 7/15/2022	7,000	7,403
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	50,000	54,161
XTO Energy, Inc.:
5.50%, 6/15/2018	350,000	390,167
6.50%, 12/15/2018	250,000	290,154

		74,997,306

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024	350,000	353,500
4.75%, 1/11/2022	5,000	5,213
Domtar Corp. 10.75%, 6/1/2017	50,000	57,939
International Paper Co.:
3.65%, 6/15/2024	51,000	50,141
4.75%, 2/15/2022	125,000	134,862
7.50%, 8/15/2021	850,000	1,031,769
7.95%, 6/15/2018	250,000	289,786
Plum Creek Timberlands LP 4.70%, 3/15/2021	300,000	320,373

		2,243,583

PHARMACEUTICALS — 4.5%
Abbott Laboratories:
2.00%, 3/15/2020	100,000	98,543
2.55%, 3/15/2022	50,000	48,668
2.95%, 3/15/2025	150,000	143,684
4.13%, 5/27/2020 (a)	400,000	429,284
AbbVie, Inc.:
1.75%, 11/6/2017	1,125,000	1,127,349
1.80%, 5/14/2018	660,000	658,077
2.00%, 11/6/2018	300,000	299,567
2.50%, 5/14/2020	800,000	791,350
2.90%, 11/6/2022	743,000	718,340
3.20%, 11/6/2022	415,000	410,670
3.60%, 5/14/2025	250,000	247,041
Actavis Funding SCS:
1.30%, 6/15/2017	250,000	247,615
1.85%, 3/1/2017	800,000	803,421
2.35%, 3/12/2018	742,000	746,352
2.45%, 6/15/2019	200,000	198,073
3.00%, 3/12/2020	840,000	841,128
3.45%, 3/15/2022	900,000	890,338
3.80%, 3/15/2025	790,000	773,982
3.85%, 6/15/2024	250,000	246,195
Actavis, Inc. 3.25%, 10/1/2022	400,000	387,288
Allergan, Inc. 2.80%, 3/15/2023	330,000	307,197
AstraZeneca PLC:
1.95%, 9/18/2019	400,000	397,934
5.90%, 9/15/2017	750,000	824,606
Baxalta, Inc.:
2.00%, 6/22/2018 (b)	85,000	84,989
2.88%, 6/23/2020 (b)	200,000	199,784
3.60%, 6/23/2022 (b)	200,000	200,230
4.00%, 6/23/2025 (b)	200,000	198,792
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019 (a)	150,000	149,320
2.00%, 8/1/2022	286,000	269,901
3.25%, 11/1/2023 (a)	75,000	75,906
7.15%, 6/15/2023 (a)	186,000	237,778
Eli Lilly & Co.:
1.25%, 3/1/2018	140,000	139,544

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.20%, 3/15/2017	$200,000	$214,031
Express Scripts Holding Co. 1.25%, 6/2/2017	650,000	645,244
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	100,000	100,752
2.85%, 5/8/2022	930,000	916,619
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	250,000	243,470
5.65%, 5/15/2018	760,000	848,224
Johnson & Johnson:
0.70%, 11/28/2016	200,000	200,032
2.45%, 12/5/2021	500,000	499,158
3.38%, 12/5/2023 (a)	200,000	206,538
5.15%, 7/15/2018	258,000	286,403
5.55%, 8/15/2017	400,000	437,421
McKesson Corp.:
1.29%, 3/10/2017	100,000	99,672
1.40%, 3/15/2018	250,000	246,752
2.70%, 12/15/2022	100,000	94,574
2.85%, 3/15/2023	100,000	95,417
3.80%, 3/15/2024	516,000	518,290
4.75%, 3/1/2021	150,000	162,422
5.70%, 3/1/2017	100,000	106,819
7.50%, 2/15/2019	135,000	158,086
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	162,584
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	299,875
Merck & Co., Inc.:
1.10%, 1/31/2018	200,000	199,268
1.30%, 5/18/2018	167,000	166,461
1.85%, 2/10/2020	250,000	247,502
2.35%, 2/10/2022	300,000	290,293
2.40%, 9/15/2022	211,000	202,393
2.75%, 2/10/2025	800,000	765,016
2.80%, 5/18/2023	300,000	292,427
3.88%, 1/15/2021	900,000	957,370
5.00%, 6/30/2019	310,000	344,568
Mylan, Inc. 2.60%, 6/24/2018	200,000	201,175
Novartis Capital Corp.:
2.40%, 9/21/2022	480,000	463,411
3.40%, 5/6/2024	700,000	708,849
4.40%, 4/24/2020	200,000	219,716
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	450,000	499,900
Perrigo Co. PLC:
1.30%, 11/8/2016	200,000	199,629
4.00%, 11/15/2023	250,000	250,270
Perrigo Finance PLC:
3.50%, 12/15/2021	200,000	200,246
3.90%, 12/15/2024	800,000	782,384
Pfizer, Inc.:
1.10%, 5/15/2017	200,000	199,968
1.50%, 6/15/2018	550,000	549,768
2.10%, 5/15/2019	300,000	301,686
3.00%, 6/15/2023 (a)	250,000	246,265
3.40%, 5/15/2024 (a)	200,000	201,458
6.20%, 3/15/2019	1,201,000	1,371,544
Pharmacia Corp. 6.50%, 12/1/2018	300,000	346,898
Sanofi:
1.25%, 4/10/2018	441,000	438,911
4.00%, 3/29/2021	950,000	1,014,843
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	253,558
2.95%, 12/18/2022	250,000	241,287
3.65%, 11/10/2021	300,000	303,419
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	202,279
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	200,000	199,675
Wyeth LLC:
5.45%, 4/1/2017	50,000	53,769
6.45%, 2/1/2024	300,000	369,265
7.25%, 3/1/2023	100,000	126,680
Zoetis, Inc.:
1.88%, 2/1/2018	150,000	149,175
3.25%, 2/1/2023	413,000	398,565

		33,695,220

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.:
3.25%, 12/1/2017	250,000	253,552
4.00%, 6/15/2020	100,000	100,536
4.38%, 12/1/2022	200,000	202,964
Verisk Analytics, Inc.:
4.00%, 6/15/2025	125,000	122,632
4.13%, 9/12/2022	100,000	101,621

		781,305

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	250,000	246,895
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	100,000	99,560
American Tower Corp.:
2.80%, 6/1/2020	150,000	147,430
3.40%, 2/15/2019	220,000	225,059
3.50%, 1/31/2023	300,000	286,777
4.00%, 6/1/2025	250,000	240,376
4.50%, 1/15/2018	300,000	317,368
4.70%, 3/15/2022	11,000	11,328
5.00%, 2/15/2024 (a)	450,000	466,425
5.05%, 9/1/2020	300,000	325,059
5.90%, 11/1/2021	450,000	503,305
AvalonBay Communities, Inc.:
2.95%, 9/15/2022	200,000	194,483
3.45%, 6/1/2025	100,000	97,902
3.50%, 11/15/2024	50,000	49,470
3.63%, 10/1/2020	150,000	155,535
4.20%, 12/15/2023	200,000	209,420
5.75%, 9/15/2016	100,000	105,529
6.10%, 3/15/2020	100,000	114,552
BioMed Realty LP:
2.63%, 5/1/2019	136,000	135,489
4.25%, 7/15/2022	250,000	253,183

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Boston Properties LP:
3.13%, 9/1/2023	$300,000	$290,312
3.70%, 11/15/2018	100,000	105,293
3.85%, 2/1/2023	400,000	409,402
4.13%, 5/15/2021	98,000	104,010
5.63%, 11/15/2020	150,000	170,641
5.88%, 10/15/2019	350,000	398,839
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	212,768
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	100,000	98,562
Camden Property Trust:
2.95%, 12/15/2022	300,000	283,872
3.50%, 9/15/2024	50,000	47,961
4.63%, 6/15/2021	50,000	53,749
CBL & Associates LP 5.25%, 12/1/2023	150,000	153,154
Columbia Property Trust Operating Partnership LP 4.15%, 4/1/2025	50,000	49,663
Corporate Office Properties LP:
3.60%, 5/15/2023	100,000	90,769
5.00%, 7/1/2025	200,000	200,246
CubeSmart LP 4.38%, 12/15/2023	100,000	103,779
DDR Corp.:
3.38%, 5/15/2023	250,000	238,971
3.50%, 1/15/2021	100,000	100,840
3.63%, 2/1/2025	150,000	142,859
4.63%, 7/15/2022	200,000	209,137
7.88%, 9/1/2020	25,000	30,459
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	243,614
3.95%, 7/1/2022	100,000	99,749
5.25%, 3/15/2021	350,000	380,570
Duke Realty LP:
3.88%, 2/15/2021	250,000	258,661
3.88%, 10/15/2022	300,000	302,591
4.38%, 6/15/2022	100,000	104,074
EPR Properties:
4.50%, 4/1/2025	100,000	97,797
5.75%, 8/15/2022	100,000	107,110
Equity Commonwealth 6.25%, 6/15/2017	100,000	105,490
ERP Operating LP:
2.38%, 7/1/2019	100,000	99,989
3.00%, 4/15/2023	200,000	194,103
3.38%, 6/1/2025	100,000	97,447
4.63%, 12/15/2021	150,000	163,018
5.38%, 8/1/2016	400,000	418,412
5.75%, 6/15/2017	110,000	119,002
Essex Portfolio LP:
3.88%, 5/1/2024	300,000	303,076
5.50%, 3/15/2017	300,000	319,136
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	98,526
Government Properties Income Trust 3.75%, 8/15/2019	50,000	51,170
HCP, Inc.:
3.15%, 8/1/2022	100,000	95,789
3.40%, 2/1/2025	150,000	139,661
3.75%, 2/1/2019 (a)	300,000	311,162
3.88%, 8/15/2024	399,000	389,710
4.00%, 6/1/2025	250,000	244,494
4.25%, 11/15/2023	200,000	201,584
5.38%, 2/1/2021	250,000	274,203
6.30%, 9/15/2016	150,000	158,960
6.70%, 1/30/2018	250,000	278,436
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	251,342
4.00%, 6/1/2025	100,000	98,116
4.13%, 4/1/2019	150,000	158,232
4.50%, 1/15/2024	100,000	102,902
4.95%, 1/15/2021	350,000	379,979
6.13%, 4/15/2020	150,000	171,272
Healthcare Realty Trust, Inc. 3.88%, 5/1/2025	100,000	96,350
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	100,000	99,710
Highwoods Realty LP:
3.20%, 6/15/2021	800,000	798,773
3.63%, 1/15/2023	50,000	49,482
Hospitality Properties Trust:
4.65%, 3/15/2024	50,000	50,050
5.00%, 8/15/2022	300,000	312,254
6.70%, 1/15/2018	300,000	324,301
Host Hotels & Resorts LP:
3.75%, 10/15/2023	200,000	196,020
4.00%, 6/15/2025	155,000	153,939
4.75%, 3/1/2023	400,000	420,813
6.00%, 11/1/2020	137,000	142,822
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	102,557
Kilroy Realty LP 4.80%, 7/15/2018	250,000	267,319
Kimco Realty Corp.:
3.13%, 6/1/2023	300,000	286,575
3.20%, 5/1/2021	50,000	49,924
5.70%, 5/1/2017	250,000	268,730
6.88%, 10/1/2019	100,000	115,658
Liberty Property LP:
4.13%, 6/15/2022	125,000	126,030
4.40%, 2/15/2024	200,000	203,730
4.75%, 10/1/2020	200,000	214,425
5.50%, 12/15/2016	250,000	263,827
Mack-Cali Realty LP:
2.50%, 12/15/2017	150,000	150,040
3.15%, 5/15/2023	100,000	88,775
4.50%, 4/18/2022	100,000	96,116
7.75%, 8/15/2019	350,000	401,861
Mid-America Apartments LP 4.30%, 10/15/2023	50,000	51,423
National Retail Properties, Inc.:
3.80%, 10/15/2022	100,000	101,145
3.90%, 6/15/2024	150,000	149,614

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	$174,000	$181,177
Piedmont Operating Partnership LP 4.45%, 3/15/2024	150,000	149,091
ProLogis LP:
3.35%, 2/1/2021	250,000	253,319
4.25%, 8/15/2023	300,000	307,383
Realty Income Corp.:
3.25%, 10/15/2022	150,000	145,397
3.88%, 7/15/2024	50,000	50,152
5.95%, 9/15/2016	250,000	264,201
6.75%, 8/15/2019	350,000	404,514
Regency Centers LP:
3.75%, 6/15/2024	21,000	20,788
5.88%, 6/15/2017	150,000	162,028
Retail Properties of America, Inc. 4.00%, 3/15/2025	50,000	48,492
Select Income REIT:
2.85%, 2/1/2018	50,000	50,489
3.60%, 2/1/2020	100,000	101,545
4.50%, 2/1/2025	50,000	47,987
Senior Housing Properties Trust:
3.25%, 5/1/2019	225,000	225,164
4.75%, 5/1/2024	50,000	49,520
Simon Property Group LP:
2.15%, 9/15/2017	634,000	643,897
2.75%, 2/1/2023	150,000	143,682
2.80%, 1/30/2017	100,000	102,188
3.38%, 3/15/2022	157,000	158,735
3.38%, 10/1/2024	199,000	195,740
3.75%, 2/1/2024	215,000	218,793
4.13%, 12/1/2021	125,000	133,603
4.38%, 3/1/2021	150,000	162,064
5.65%, 2/1/2020	450,000	511,280
10.35%, 4/1/2019	300,000	380,437
Tanger Properties LP 6.13%, 6/1/2020	300,000	343,461
UDR, Inc.:
4.25%, 6/1/2018	250,000	265,166
4.63%, 1/10/2022	50,000	53,337
Ventas Realty LP:
1.55%, 9/26/2016	146,000	146,734
3.50%, 2/1/2025	100,000	95,402
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	250,000	250,650
2.70%, 4/1/2020	200,000	198,422
3.25%, 8/15/2022	3,000	2,892
4.25%, 3/1/2022	150,000	155,244
4.75%, 6/1/2021	400,000	431,296
Vornado Realty LP 5.00%, 1/15/2022	150,000	161,826
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	98,846
Weingarten Realty Investors:
3.38%, 10/15/2022	250,000	241,981
3.85%, 6/1/2025	50,000	48,851
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	265,421
WP Carey, Inc. 4.00%, 2/1/2025	200,000	190,268

		28,143,534

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	200,000	195,086
3.05%, 3/15/2022	209,000	209,802
3.05%, 9/1/2022	361,000	360,203
3.40%, 9/1/2024	350,000	346,609
3.45%, 9/15/2021	200,000	204,893
3.60%, 9/1/2020	75,000	78,270
3.75%, 4/1/2024	53,000	54,067
5.65%, 5/1/2017	300,000	322,489
5.75%, 3/15/2018	200,000	220,516
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	95,685
2.95%, 11/21/2024	125,000	123,138
5.55%, 3/1/2019	250,000	279,542
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	150,000	161,383
6.50%, 5/15/2018	300,000	338,438
CSX Corp.:
3.70%, 10/30/2020	25,000	26,266
3.70%, 11/1/2023	94,000	96,486
6.25%, 3/15/2018	300,000	335,389
7.38%, 2/1/2019	205,000	240,365
JB Hunt Transport Services, Inc. 2.40%, 3/15/2019	50,000	50,037
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020	150,000	146,363
Norfolk Southern Corp.:
2.90%, 2/15/2023	200,000	193,316
3.00%, 4/1/2022	205,000	203,579
3.25%, 12/1/2021	450,000	458,882
5.75%, 4/1/2018	200,000	220,844
5.90%, 6/15/2019	250,000	282,542
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	149,589
2.45%, 11/15/2018	150,000	150,829
2.45%, 9/3/2019	250,000	248,245
2.50%, 5/11/2020	150,000	148,111
2.65%, 3/2/2020	100,000	99,439
Union Pacific Corp.:
1.80%, 2/1/2020	200,000	196,715
2.25%, 2/15/2019 (a)	450,000	455,826
2.75%, 4/15/2023	150,000	145,535
2.95%, 1/15/2023	200,000	198,206
3.65%, 2/15/2024	231,000	237,587
3.75%, 3/15/2024	150,000	155,458
4.16%, 7/15/2022	300,000	322,740
Wabtec Corp. 4.38%, 8/15/2023	100,000	101,941

		7,854,411

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Altera Corp. 1.75%, 5/15/2017	175,000	176,002

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Analog Devices, Inc. 2.88%, 6/1/2023	$300,000	$288,049
Applied Materials, Inc. 4.30%, 6/15/2021	150,000	160,744
Broadcom Corp.:
2.50%, 8/15/2022	150,000	144,246
2.70%, 11/1/2018 (a)	150,000	151,457
Intel Corp.:
1.35%, 12/15/2017	750,000	748,401
1.95%, 10/1/2016	200,000	203,008
2.70%, 12/15/2022	359,000	350,342
3.30%, 10/1/2021	927,000	962,647
KLA-Tencor Corp.:
4.13%, 11/1/2021	321,000	327,955
4.65%, 11/1/2024	200,000	199,626
Lam Research Corp.:
2.75%, 3/15/2020	100,000	99,524
3.80%, 3/15/2025	100,000	97,580
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	150,000	150,507
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (b)	250,000	248,217
Texas Instruments, Inc.:
1.65%, 8/3/2019	250,000	245,339
1.75%, 5/1/2020	250,000	243,201
2.25%, 5/1/2023	450,000	424,949
Xilinx, Inc.:
2.13%, 3/15/2019 (a)	150,000	148,658
3.00%, 3/15/2021	100,000	100,896

		5,471,348

SOFTWARE — 1.5%
Adobe Systems, Inc. 3.25%, 2/1/2025	215,000	209,211
Autodesk, Inc. 4.38%, 6/15/2025	300,000	297,856
CA, Inc.:
2.88%, 8/15/2018	150,000	152,380
4.50%, 8/15/2023	350,000	360,903
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	273,136
CDK Global, Inc. 4.50%, 10/15/2024	135,000	135,153
Intuit, Inc. 5.75%, 3/15/2017	150,000	160,722
Microsoft Corp.:
1.00%, 5/1/2018 (a)	250,000	247,957
1.85%, 2/12/2020 (a)	100,000	99,436
2.13%, 11/15/2022	300,000	286,898
2.38%, 2/12/2022	300,000	293,749
2.38%, 5/1/2023	150,000	144,676
2.70%, 2/12/2025 (a)	525,000	504,503
3.00%, 10/1/2020	500,000	520,267
3.63%, 12/15/2023	300,000	314,351
4.00%, 2/8/2021	300,000	325,373
4.20%, 6/1/2019	335,000	364,232
Oracle Corp.:
1.20%, 10/15/2017	1,250,000	1,247,504
2.25%, 10/8/2019 (a)	850,000	852,458
2.38%, 1/15/2019	550,000	557,796
2.50%, 5/15/2022	500,000	484,834
2.50%, 10/15/2022	650,000	625,780
2.80%, 7/8/2021	250,000	250,988
2.95%, 5/15/2025	400,000	384,862
3.40%, 7/8/2024	425,000	427,121
3.63%, 7/15/2023	150,000	154,226
3.88%, 7/15/2020	100,000	106,822
5.00%, 7/8/2019	650,000	720,216
5.75%, 4/15/2018	450,000	500,146
Symantec Corp.:
2.75%, 6/15/2017	100,000	100,933
4.20%, 9/15/2020	350,000	361,075

		11,465,564

SPECIALTY RETAIL — 1.1%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	250,000	260,650
5.75%, 5/1/2020	100,000	110,724
AutoNation, Inc.:
5.50%, 2/1/2020	300,000	325,482
6.75%, 4/15/2018	300,000	332,460
AutoZone, Inc.:
1.30%, 1/13/2017	150,000	149,867
2.50%, 4/15/2021	80,000	77,687
7.13%, 8/1/2018	200,000	229,238
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024	200,000	196,440
Costco Wholesale Corp. 1.13%, 12/15/2017	50,000	49,743
Dollar General Corp.:
3.25%, 4/15/2023	250,000	236,582
4.13%, 7/15/2017	425,000	443,920
Gap, Inc. 5.95%, 4/12/2021	300,000	333,821
Home Depot, Inc.:
2.00%, 6/15/2019	600,000	602,045
2.25%, 9/10/2018	843,000	860,461
2.70%, 4/1/2023	250,000	242,913
3.75%, 2/15/2024 (a)	300,000	311,718
3.95%, 9/15/2020	250,000	268,265
4.40%, 4/1/2021	200,000	218,034
Lowe’s Cos., Inc.:
1.63%, 4/15/2017	250,000	252,429
3.12%, 4/15/2022	176,000	178,142
3.13%, 9/15/2024	100,000	98,977
3.88%, 9/15/2023	150,000	157,986
4.63%, 4/15/2020	125,000	137,185
O’Reilly Automotive, Inc.:
3.80%, 9/1/2022	73,000	73,957
4.63%, 9/15/2021	100,000	107,793
QVC, Inc.:
4.38%, 3/15/2023	150,000	148,453
4.45%, 2/15/2025	25,000	24,192
4.85%, 4/1/2024	150,000	150,689
5.13%, 7/2/2022	300,000	308,720
Ross Stores, Inc. 3.38%, 9/15/2024	100,000	97,984
Staples, Inc. 4.38%, 1/12/2023	300,000	296,037

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

TJX Cos., Inc.:
2.50%, 5/15/2023	$100,000	$95,267
2.75%, 6/15/2021	200,000	201,301
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019 (a)	250,000	250,520
3.30%, 11/18/2021	70,000	69,092
3.80%, 11/18/2024	700,000	680,877

		8,579,651

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.:
1.00%, 5/3/2018	850,000	840,694
1.05%, 5/5/2017 (a)	300,000	300,226
1.55%, 2/7/2020 (a)	700,000	684,153
2.00%, 5/6/2020	400,000	396,732
2.15%, 2/9/2022	300,000	288,642
2.40%, 5/3/2023	1,050,000	1,003,125
2.50%, 2/9/2025	250,000	234,549
2.70%, 5/13/2022	400,000	395,753
2.85%, 5/6/2021	900,000	912,196
3.20%, 5/13/2025	100,000	99,293
3.45%, 5/6/2024	950,000	967,840
Computer Sciences Corp.:
4.45%, 9/15/2022	125,000	127,198
6.50%, 3/15/2018	200,000	221,101
EMC Corp.:
1.88%, 6/1/2018	400,000	400,342
2.65%, 6/1/2020	500,000	502,790
3.38%, 6/1/2023 (a)	650,000	650,473
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	85,780
3.50%, 4/15/2023	306,000	296,549
5.00%, 3/15/2022	405,000	428,405
Hewlett-Packard Co.:
2.60%, 9/15/2017	800,000	813,095
2.75%, 1/14/2019	125,000	126,142
3.00%, 9/15/2016	250,000	255,493
3.30%, 12/9/2016	150,000	154,070
4.05%, 9/15/2022	259,000	261,340
4.30%, 6/1/2021	400,000	416,343
4.38%, 9/15/2021	550,000	572,610
4.65%, 12/9/2021 (a)	650,000	687,814
International Business Machines Corp.:
1.13%, 2/6/2018	300,000	297,943
1.25%, 2/8/2018	100,000	99,631
1.63%, 5/15/2020 (a)	500,000	485,012
1.88%, 5/15/2019	200,000	199,232
1.88%, 8/1/2022	250,000	232,411
1.95%, 7/22/2016	50,000	50,717
1.95%, 2/12/2019	200,000	200,497
2.90%, 11/1/2021	200,000	202,563
3.38%, 8/1/2023 (a)	200,000	200,712
3.63%, 2/12/2024	450,000	456,344
5.70%, 9/14/2017	1,295,000	1,420,136
7.63%, 10/15/2018	350,000	414,259
8.38%, 11/1/2019	500,000	625,080
Lexmark International, Inc. 5.13%, 3/15/2020	490,000	520,346
NetApp, Inc.:
2.00%, 12/15/2017	192,000	192,281
3.38%, 6/15/2021	100,000	98,390
Seagate HDD Cayman:
3.75%, 11/15/2018	500,000	520,171
4.75%, 6/1/2023	200,000	203,503

		18,541,976

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (e)
Coach, Inc. 4.25%, 4/1/2025	100,000	95,866
NIKE, Inc. 2.25%, 5/1/2023	100,000	95,580
Ralph Lauren Corp. 2.13%, 9/26/2018	50,000	50,198
V.F. Corp. 3.50%, 9/1/2021	25,000	26,355

		267,999

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	315,079
People’s United Financial, Inc. 3.65%, 12/6/2022	159,000	157,119
Santander Holdings USA, Inc. 2.65%, 4/17/2020	100,000	98,102

		570,300

TOBACCO — 0.9%
Altria Group, Inc.:
2.63%, 1/14/2020	300,000	298,049
2.85%, 8/9/2022	500,000	480,183
2.95%, 5/2/2023	250,000	238,091
4.00%, 1/31/2024	250,000	253,366
4.75%, 5/5/2021	200,000	216,084
9.25%, 8/6/2019	200,000	249,789
9.70%, 11/10/2018	299,000	371,258
Philip Morris International, Inc.:
1.13%, 8/21/2017	386,000	384,914
1.25%, 11/9/2017	300,000	299,246
1.63%, 3/20/2017	150,000	151,315
1.88%, 1/15/2019	150,000	149,116
2.50%, 8/22/2022	161,000	154,209
2.63%, 3/6/2023	40,000	38,222
2.90%, 11/15/2021	250,000	249,586
3.25%, 11/10/2024 (a)	81,000	79,494
3.60%, 11/15/2023 (a)	200,000	202,390
4.13%, 5/17/2021	100,000	106,695
4.50%, 3/26/2020	300,000	326,235
5.65%, 5/16/2018	500,000	553,770
Reynolds American, Inc.:
2.30%, 6/12/2018	115,000	115,934
3.25%, 6/12/2020	150,000	152,067
3.25%, 11/1/2022	750,000	720,338
4.00%, 6/12/2022	150,000	153,368
4.45%, 6/12/2025	105,000	106,956
4.85%, 9/15/2023	250,000	261,799
RJ Reynolds Tobacco Co.:
2.30%, 8/21/2017	120,000	120,152
3.50%, 8/4/2016 (a)	45,000	46,025

See accompanying notes to financial statements.

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.75%, 5/20/2023	$91,000	$88,366
6.88%, 5/1/2020	150,000	173,925
8.13%, 6/23/2019	250,000	296,379

		7,037,321

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
1.25%, 3/4/2017	150,000	148,794
2.38%, 7/30/2018	232,000	232,207
2.60%, 3/30/2020	175,000	170,946
3.25%, 3/30/2025	100,000	93,723
3.50%, 7/15/2016	100,000	102,274

		747,944

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
America Movil SAB de CV:
2.38%, 9/8/2016	150,000	152,267
3.13%, 7/16/2022	625,000	618,010
5.00%, 3/30/2020	450,000	498,382
5.63%, 11/15/2017	200,000	219,061
AT&T, Inc. 4.45%, 5/15/2021	1,050,000	1,112,316
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019	250,000	283,997
6.75%, 8/20/2018	150,000	171,576
France Telecom SA:
4.13%, 9/14/2021	200,000	209,427
5.38%, 7/8/2019 (a)	400,000	441,646
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	200,000	199,844
Orange SA:
2.75%, 9/14/2016	250,000	254,948
2.75%, 2/6/2019	150,000	151,392
Rogers Communications, Inc.:
4.10%, 10/1/2023 (a)	755,000	770,795
6.80%, 8/15/2018	330,000	375,610
Telefonica Emisiones SAU:
3.19%, 4/27/2018	200,000	205,150
4.57%, 4/27/2023	250,000	262,146
5.13%, 4/27/2020	255,000	278,314
5.46%, 2/16/2021	400,000	441,709
5.88%, 7/15/2019	200,000	223,520
6.22%, 7/3/2017	250,000	271,476
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	168,280
Verizon Communications, Inc. 6.35%, 4/1/2019	450,000	513,737
Vodafone Group PLC:
1.25%, 9/26/2017	200,000	196,783
1.50%, 2/19/2018	101,000	99,341
1.63%, 3/20/2017	300,000	299,423
2.50%, 9/26/2022	250,000	228,197
2.95%, 2/19/2023 (a)	630,000	587,461
4.38%, 3/16/2021	50,000	52,831
4.63%, 7/15/2018	200,000	212,695
5.45%, 6/10/2019	100,000	109,908
5.63%, 2/27/2017	675,000	717,611

		10,327,853

TOTAL BONDS & NOTES —
(Cost $746,599,036)		745,322,601

	Shares
SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	13,258,758	13,258,758
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	439,892	439,892

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $13,698,650)		13,698,650

TOTAL INVESTMENTS — 100.9% (j)
(Cost $760,297,686)		759,021,251
OTHER ASSETS & LIABILITIES — (0.9)%		(6,439,923)

NET ASSETS — 100.0%		$752,581,328

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(d)	When-issued security
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
3.30%, 3/1/2035	$115,000	$103,202
3.50%, 3/1/2045	25,000	21,846
5.88%, 2/15/2040	250,000	306,292
6.63%, 2/15/2038	150,000	197,707
6.88%, 3/15/2039	120,000	163,604
General Dynamics Corp. 3.60%, 11/15/2042	50,000	43,871
Honeywell International, Inc.:
5.38%, 3/1/2041	100,000	115,882
5.70%, 3/15/2036	100,000	117,658
5.70%, 3/15/2037	200,000	236,970
Lockheed Martin Corp.:
3.60%, 3/1/2035	400,000	367,456
3.80%, 3/1/2045	260,000	234,592
4.07%, 12/15/2042	310,000	293,208
4.85%, 9/15/2041	200,000	208,111
6.15%, 9/1/2036	130,000	158,223
Northrop Grumman Corp.:
3.85%, 4/15/2045	350,000	306,979
4.75%, 6/1/2043	300,000	302,673
5.05%, 11/15/2040	100,000	104,358
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	66,394
Precision Castparts Corp.:
3.90%, 1/15/2043	150,000	137,373
4.20%, 6/15/2035	250,000	248,250
4.38%, 6/15/2045	100,000	100,044
Raytheon Co.:
4.20%, 12/15/2044	25,000	24,250
4.70%, 12/15/2041	370,000	384,164
7.20%, 8/15/2027	50,000	66,479
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	104,871
United Technologies Corp.:
4.15%, 5/15/2045	250,000	238,365
4.50%, 6/1/2042	1,087,000	1,095,072
5.40%, 5/1/2035	100,000	111,409
5.70%, 4/15/2040	350,000	408,157
6.05%, 6/1/2036	200,000	240,130
6.13%, 7/15/2038	280,000	341,528
7.50%, 9/15/2029	150,000	207,973

		7,057,091

AIR FREIGHT & LOGISTICS — 0.5%
FedEx Corp.:
3.88%, 8/1/2042	91,000	78,411
3.90%, 2/1/2035	200,000	182,963
4.10%, 4/15/2043	8,000	7,154
4.10%, 2/1/2045	100,000	88,821
4.50%, 2/1/2065	200,000	172,298
4.90%, 1/15/2034	125,000	128,661
5.10%, 1/15/2044	150,000	154,063
United Parcel Service of America, Inc. 8.38%, 4/1/2030	150,000	210,105
United Parcel Service, Inc.:
3.63%, 10/1/2042	50,000	44,669
4.88%, 11/15/2040	100,000	106,316
6.20%, 1/15/2038	375,000	462,733

		1,636,194

AIRLINES — 0.5%
American Airlines 2014-1 Pass Through Trust, Class A 3.70%, 4/1/2028	189,285	185,499
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 5/1/2027	540,000	521,100
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	368,744	374,275
Hawaiian Airlines 2013-1 Pass Through Trust, Class A 3.90%, 1/15/2026	154,833	154,446
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 4/11/2026	100,000	100,000
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 3/3/2028	100,000	98,500
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	86,562	89,375
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 11/15/2025	93,705	93,940

		1,617,135

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
4.63%, 7/2/2044	200,000	187,936
4.95%, 7/2/2064	231,000	214,198
5.25%, 12/1/2041	50,000	50,550
5.70%, 3/1/2041	50,000	54,096
6.00%, 1/15/2036	150,000	170,744

		677,524

AUTOMOBILES — 0.9%
Daimler Finance North America LLC 8.50%, 1/18/2031	327,000	478,119
Ford Motor Co.:
4.75%, 1/15/2043	600,000	577,499
6.63%, 10/1/2028	250,000	300,226
7.45%, 7/16/2031	615,000	782,067
General Motors Co.:
5.00%, 4/1/2035	400,000	391,510
6.25%, 10/2/2043	600,000	671,337

		3,200,758

BANKS — 3.6%
Bank One Corp.:
7.63%, 10/15/2026 (a)	100,000	127,576
7.75%, 7/15/2025	100,000	126,165
8.00%, 4/29/2027	300,000	394,349
Branch Banking & Trust Co. 3.80%, 10/30/2026	200,000	201,562

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
5.25%, 5/24/2041	$350,000	$382,965
5.75%, 12/1/2043	350,000	382,690
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (b)	550,000	529,295
Discover Bank/Greenwood DE 4.25%, 3/13/2026	100,000	98,021
Fifth Third Bancorp 8.25%, 3/1/2038	300,000	422,381
HSBC Bank PLC 7.65%, 5/1/2025	75,000	95,078
HSBC Bank USA NA:
5.63%, 8/15/2035	150,000	170,624
5.88%, 11/1/2034	300,000	347,681
7.00%, 1/15/2039	200,000	259,212
HSBC Holdings PLC:
5.25%, 3/14/2044	350,000	359,330
6.10%, 1/14/2042	385,000	468,105
6.50%, 5/2/2036	450,000	541,839
6.50%, 9/15/2037	245,000	294,963
6.80%, 6/1/2038	550,000	673,596
7.63%, 5/17/2032	200,000	257,421
JPMorgan Chase & Co. 5.60%, 7/15/2041	250,000	280,661
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	130,688
PNC Bank NA 4.20%, 11/1/2025	100,000	103,935
Regions Bank 6.45%, 6/26/2037	300,000	347,825
Wachovia Corp.:
5.50%, 8/1/2035	150,000	161,971
7.50%, 4/15/2035	100,000	132,353
7.57%, 8/1/2026	200,000	256,540
Wells Fargo & Co.:
3.90%, 5/1/2045	540,000	482,810
4.10%, 6/3/2026	640,000	641,428
4.65%, 11/4/2044	540,000	518,086
5.38%, 2/7/2035	200,000	222,008
5.38%, 11/2/2043	450,000	475,943
5.61%, 1/15/2044	625,000	683,020
Wells Fargo Bank NA:
5.85%, 2/1/2037	250,000	295,433
5.95%, 8/26/2036	185,000	220,716
6.60%, 1/15/2038	300,000	387,525
Wells Fargo Capital X 5.95%, 12/15/2036	600,000	594,000

		12,067,795

BEVERAGES — 1.4%
Anheuser-Busch Cos. LLC:
5.75%, 4/1/2036	200,000	226,988
5.95%, 1/15/2033	200,000	232,726
6.45%, 9/1/2037	100,000	123,105
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	200,000	182,466
4.63%, 2/1/2044 (a)	225,000	226,519
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	237,000	208,270
6.38%, 1/15/2040	190,000	236,303
8.00%, 11/15/2039	100,000	146,201
8.20%, 1/15/2039	325,000	481,510
Brown-Forman Corp.:
3.75%, 1/15/2043	90,000	79,765
4.50%, 7/15/2045	75,000	74,240
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	150,000	161,322
Diageo Capital PLC:
3.88%, 4/29/2043	130,000	115,430
5.88%, 9/30/2036	200,000	230,110
Diageo Investment Corp.:
4.25%, 5/11/2042	135,000	126,127
7.45%, 4/15/2035	100,000	134,818
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043 (a)	200,000	184,062
Molson Coors Brewing Co. 5.00%, 5/1/2042	250,000	240,270
Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	200,000	268,124
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	113,434
PepsiCo, Inc.:
3.60%, 8/13/2042	200,000	174,739
4.00%, 3/5/2042	163,000	152,276
4.25%, 10/22/2044	235,000	227,626
4.88%, 11/1/2040	150,000	157,228
5.50%, 1/15/2040	150,000	169,679

		4,673,338

BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
4.40%, 5/1/2045	550,000	509,345
4.95%, 10/1/2041	200,000	198,469
5.15%, 11/15/2041	575,000	587,226
5.38%, 5/15/2043	325,000	344,446
5.65%, 6/15/2042	300,000	327,399
5.75%, 3/15/2040	150,000	164,217
6.38%, 6/1/2037	100,000	117,111
6.40%, 2/1/2039	200,000	236,279
6.90%, 6/1/2038	150,000	186,894
Celgene Corp.:
4.63%, 5/15/2044	400,000	378,814
5.25%, 8/15/2043	50,000	52,089
Gilead Sciences, Inc.:
4.50%, 2/1/2045	405,000	400,258
4.80%, 4/1/2044	475,000	486,700
5.65%, 12/1/2041	250,000	283,643

		4,272,890

BUILDING PRODUCTS — 0.1%
Owens Corning:
4.20%, 12/1/2024	150,000	147,769
7.00%, 12/1/2036	91,000	104,017

		251,786

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	$125,000	$120,516
Bank Of New York Mellon Corp. 3.95%, 11/18/2025	100,000	104,000
Goldman Sachs Group, Inc.:
4.80%, 7/8/2044	555,000	547,110
5.95%, 1/15/2027	240,000	267,974
6.13%, 2/15/2033	640,000	755,037
6.25%, 2/1/2041	680,000	801,670
6.45%, 5/1/2036	500,000	563,640
6.75%, 10/1/2037	1,497,000	1,751,946
Jefferies Group, Inc.:
6.25%, 1/15/2036	200,000	194,983
6.45%, 6/8/2027	100,000	107,015
Morgan Stanley:
3.95%, 4/23/2027	500,000	471,738
4.30%, 1/27/2045	625,000	580,341
4.35%, 9/8/2026	700,000	688,746
5.00%, 11/24/2025	475,000	495,966
6.25%, 8/9/2026	50,000	59,589
6.38%, 7/24/2042	725,000	885,312
7.25%, 4/1/2032	150,000	194,564
Northern Trust Corp. 3.95%, 10/30/2025 (a)	150,000	154,305

		8,744,452

CHEMICALS — 2.3%
Agrium, Inc.:
4.13%, 3/15/2035	115,000	102,841
4.90%, 6/1/2043	100,000	96,715
5.25%, 1/15/2045	100,000	101,009
6.13%, 1/15/2041	125,000	140,663
Albemarle Corp. 5.45%, 12/1/2044	100,000	98,951
CF Industries, Inc.:
4.95%, 6/1/2043	225,000	208,276
5.15%, 3/15/2034	275,000	270,051
5.38%, 3/15/2044	200,000	195,768
Cytec Industries, Inc. 3.95%, 5/1/2025	200,000	193,114
Dow Chemical Co.:
4.25%, 10/1/2034	150,000	139,305
4.38%, 11/15/2042	300,000	269,217
4.63%, 10/1/2044	150,000	139,821
5.25%, 11/15/2041 (a)	180,000	182,749
7.38%, 11/1/2029	200,000	250,902
9.40%, 5/15/2039	605,000	897,928
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043 (a)	100,000	94,612
4.90%, 1/15/2041	300,000	312,413
5.60%, 12/15/2036	100,000	112,484
Eastman Chemical Co.:
4.65%, 10/15/2044	240,000	226,358
4.80%, 9/1/2042	100,000	96,004
Ecolab, Inc. 5.50%, 12/8/2041	175,000	189,857
Lubrizol Corp. 6.50%, 10/1/2034	195,000	241,332
LYB International Finance BV:
4.88%, 3/15/2044	408,000	392,892
5.25%, 7/15/2043	164,000	166,607
LyondellBasell Industries NV 4.63%, 2/26/2055	125,000	109,549
Methanex Corp. 5.65%, 12/1/2044	100,000	95,289
Monsanto Co.:
3.60%, 7/15/2042	37,000	29,032
3.95%, 4/15/2045	100,000	82,845
4.20%, 7/15/2034	140,000	126,791
4.40%, 7/15/2044	250,000	221,144
4.65%, 11/15/2043 (a)	250,000	228,939
4.70%, 7/15/2064	300,000	254,031
5.88%, 4/15/2038	100,000	108,631
Mosaic Co.:
5.45%, 11/15/2033	175,000	183,753
5.63%, 11/15/2043	158,000	167,280
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	150,000	168,781
PPG Industries, Inc. 5.50%, 11/15/2040	130,000	144,853
Praxair, Inc. 3.55%, 11/7/2042	200,000	173,043
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	195,717
RPM International, Inc. 5.25%, 6/1/2045	100,000	94,635
Sherwin-Williams Co. 4.00%, 12/15/2042	145,000	132,097
Valspar Corp. 4.40%, 2/1/2045	110,000	100,298

		7,736,577

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Equifax, Inc. 7.00%, 7/1/2037	100,000	117,271
Western Union Co. 6.20%, 11/17/2036	150,000	153,171

		270,442

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.:
5.50%, 1/15/2040	550,000	626,559
5.90%, 2/15/2039	534,000	628,867
Harris Corp.:
4.85%, 4/27/2035	215,000	204,010
5.05%, 4/27/2045	145,000	137,140
6.15%, 12/15/2040	50,000	55,733
Juniper Networks, Inc.:
4.35%, 6/15/2025 (a)	150,000	149,827
5.95%, 3/15/2041	100,000	101,282
Motorola Solutions, Inc.:
5.50%, 9/1/2044	250,000	229,898
7.50%, 5/15/2025	50,000	59,797
QUALCOMM, Inc.:
4.65%, 5/20/2035	350,000	337,989
4.80%, 5/20/2045	400,000	383,913

		2,915,015

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

COMPUTERS (PERIPHERALS) — 0.1%
Seagate HDD Cayman:
4.75%, 1/1/2025 (b)	$200,000	$197,980
5.75%, 12/1/2034 (b)	100,000	98,023

		296,003

CONTAINERS & PACKAGING — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	275,000	299,086

DISTRIBUTORS — 0.0% (c)
WW Grainger, Inc. 4.60%, 6/15/2045	85,000	85,378

DIVERSIFIED CONSUMER SERVICES — 0.5%
Board Of Trustees Of The Leland Stanford Junior University 3.46%, 5/1/2047	150,000	133,693
California Institute of Technology 4.32%, 8/1/2045	120,000	119,179
George Washington University 4.87%, 9/15/2045	150,000	151,063
Johns Hopkins University 4.08%, 7/1/2053	100,000	93,072
Massachusetts Institute of Technology:
3.96%, 7/1/2038	90,000	89,175
4.68%, 7/1/2114	300,000	300,371
5.60%, 7/1/2111	100,000	119,623
Metropolitan Museum of Art 3.40%, 7/1/2045	125,000	108,569
Northwestern University:
3.69%, 12/1/2038	100,000	94,531
3.87%, 12/1/2048	200,000	187,594
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	45,035
University of Notre Dame du Lac 3.44%, 2/15/2045	80,000	71,391
William Marsh Rice University:
3.57%, 5/15/2045	150,000	134,139
3.77%, 5/15/2055	150,000	133,450

		1,780,885

DIVERSIFIED FINANCIAL SERVICES — 6.0%
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	59,091
American Express Co. 4.05%, 12/3/2042	250,000	228,975
Aon Corp.:
6.25%, 9/30/2040	125,000	146,813
8.21%, 1/1/2027	100,000	127,000
AXA Financial, Inc. 7.00%, 4/1/2028	150,000	186,331
Bank of America Corp.:
4.25%, 10/22/2026	523,000	509,935
4.75%, 4/21/2045 (a)	75,000	69,672
4.88%, 4/1/2044	375,000	379,207
5.00%, 1/21/2044	450,000	463,744
5.88%, 2/7/2042	375,000	428,876
6.00%, 10/15/2036	300,000	351,099
6.11%, 1/29/2037	740,000	824,408
Citigroup, Inc.:
4.30%, 11/20/2026	200,000	196,036
4.95%, 11/7/2043	200,000	207,068
5.30%, 5/6/2044	208,000	212,578
5.50%, 9/13/2025	450,000	492,850
5.88%, 2/22/2033	150,000	162,092
5.88%, 1/30/2042	250,000	289,190
6.00%, 10/31/2033	400,000	438,880
6.13%, 8/25/2036	607,000	680,799
6.63%, 1/15/2028	100,000	123,073
6.63%, 6/15/2032	490,000	572,764
6.68%, 9/13/2043	200,000	240,929
8.13%, 7/15/2039	650,000	932,031
CME Group, Inc. 5.30%, 9/15/2043	150,000	164,044
Credit Suisse USA, Inc. 7.13%, 7/15/2032	175,000	225,044
General Electric Capital Corp.:
5.88%, 1/14/2038	1,710,000	2,042,932
6.75%, 3/15/2032	1,430,000	1,855,981
6.88%, 1/10/2039	999,000	1,335,460
General Electric Capital Corp., Series A 6.15%, 8/7/2037	645,000	797,985
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	138,262
Goldman Sachs Capital I 6.35%, 2/15/2034	600,000	687,346
Invesco Finance PLC 5.38%, 11/30/2043	150,000	161,531
JPMorgan Chase & Co.:
4.13%, 12/15/2026	600,000	589,283
4.85%, 2/1/2044	200,000	203,980
4.95%, 6/1/2045	100,000	97,076
5.40%, 1/6/2042	400,000	438,829
5.50%, 10/15/2040	295,000	326,318
5.63%, 8/16/2043	250,000	266,666
6.40%, 5/15/2038	935,000	1,145,419
Legg Mason, Inc. 5.63%, 1/15/2044	75,000	78,312
Leucadia National Corp. 6.63%, 10/23/2043	30,000	27,848
Merrill Lynch & Co., Inc.:
6.75%, 6/1/2028	150,000	178,962
7.75%, 5/14/2038	570,000	760,988
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	250,000	345,573
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	127,925

		20,319,205

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
AT&T, Inc.:
4.30%, 12/15/2042	442,000	378,305
4.35%, 6/15/2045	792,000	679,415
4.50%, 5/15/2035	580,000	532,576
4.75%, 5/15/2046	850,000	775,404
4.80%, 6/15/2044	400,000	367,665
5.35%, 9/1/2040	895,000	884,905
5.55%, 8/15/2041	700,000	710,411

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.40%, 5/15/2038	$10,000	$11,201
6.50%, 9/1/2037	350,000	394,867
Bellsouth Capital Funding Corp. 7.88%, 2/15/2030	400,000	500,850
BellSouth Corp. 6.55%, 6/15/2034 (a)	550,000	598,892
British Telecommunications PLC 9.63%, 12/15/2030	650,000	957,009
Pacific Bell Telephone Co. 7.13%, 3/15/2026	100,000	121,109
Qwest Corp.:
6.88%, 9/15/2033	450,000	450,000
7.25%, 9/15/2025	100,000	113,750
7.25%, 10/15/2035	100,000	102,500
Verizon Communications, Inc.:
3.85%, 11/1/2042	250,000	205,710
4.40%, 11/1/2034	640,000	595,563
4.52%, 9/15/2048 (b)	1,287,000	1,130,850
4.67%, 3/15/2055 (b)	1,223,000	1,061,515
4.75%, 11/1/2041	150,000	140,528
4.86%, 8/21/2046	1,077,000	1,009,718
5.01%, 8/21/2054	1,467,000	1,345,261
5.05%, 3/15/2034	250,000	250,222
5.85%, 9/15/2035	477,000	516,565
6.00%, 4/1/2041	600,000	656,598
6.25%, 4/1/2037	150,000	169,465
6.40%, 9/15/2033	600,000	687,699
6.40%, 2/15/2038	200,000	226,716
6.55%, 9/15/2043	1,414,000	1,658,973
6.90%, 4/15/2038	250,000	299,087
7.35%, 4/1/2039	900,000	1,118,867
7.75%, 12/1/2030	250,000	328,572
Verizon Florida LLC 6.86%, 2/1/2028 (a)	250,000	262,374
Verizon Maryland, Inc. 5.13%, 6/15/2033	709,000	673,292
Verizon New York, Inc., Series A 7.38%, 4/1/2032	300,000	354,733

		20,271,167

ELECTRIC UTILITIES — 11.9%
Alabama Power Co.:
3.75%, 3/1/2045	100,000	88,949
4.10%, 1/15/2042	400,000	383,602
4.15%, 8/15/2044	120,000	114,298
5.20%, 6/1/2041	100,000	112,758
6.00%, 3/1/2039	100,000	121,663
6.13%, 5/15/2038	170,000	209,972
Ameren Illinois Co.:
4.30%, 7/1/2044	150,000	149,947
4.80%, 12/15/2043 (a)	400,000	425,440
Appalachian Power Co.:
4.40%, 5/15/2044	200,000	189,289
5.80%, 10/1/2035	50,000	57,615
6.38%, 4/1/2036	300,000	360,635
6.70%, 8/15/2037	100,000	123,018
7.00%, 4/1/2038	160,000	201,337
Arizona Public Service Co.:
3.35%, 6/15/2024	150,000	150,180
4.50%, 4/1/2042	350,000	353,640
Berkshire Hathaway Energy 8.48%, 9/15/2028	275,000	392,155
Berkshire Hathaway Energy Co.:
4.50%, 2/1/2045	125,000	121,171
5.15%, 11/15/2043	200,000	211,570
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	100,000	87,021
4.50%, 4/1/2044	196,000	195,920
Cleco Power LLC 6.00%, 12/1/2040	100,000	109,084
CMS Energy Corp.:
4.70%, 3/31/2043	29,000	29,122
4.88%, 3/1/2044	100,000	101,578
Commonwealth Edison Co.:
3.70%, 3/1/2045	150,000	133,325
3.80%, 10/1/2042	300,000	270,593
4.60%, 8/15/2043	75,000	77,112
4.70%, 1/15/2044	100,000	104,438
6.45%, 1/15/2038	200,000	252,485
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	270,000	321,683
Connecticut Light & Power Co.:
4.30%, 4/15/2044	100,000	98,016
6.35%, 6/1/2036	50,000	62,276
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	195,000	176,052
4.20%, 3/15/2042	75,000	71,271
4.45%, 3/15/2044	125,000	122,565
4.63%, 12/1/2054	250,000	241,331
5.30%, 3/1/2035	100,000	111,727
5.50%, 12/1/2039	175,000	198,729
5.70%, 12/1/2036	130,000	148,916
5.70%, 6/15/2040	50,000	58,341
5.85%, 3/15/2036	200,000	234,849
6.20%, 6/15/2036	100,000	122,564
6.30%, 8/15/2037	15,000	18,655
6.75%, 4/1/2038	200,000	262,887
Consumers Energy Co. 4.35%, 8/31/2064	200,000	185,815
Delmarva Power & Light Co. 4.00%, 6/1/2042	200,000	187,382
Detroit Edison Co.:
3.95%, 6/15/2042 (a)	75,000	70,923
5.70%, 10/1/2037	150,000	176,954
Dominion Gas Holdings LLC 4.80%, 11/1/2043	138,000	132,377
Dominion Resources, Inc:
5.95%, 6/15/2035	150,000	168,424
7.00%, 6/15/2038	350,000	436,467
Dominion Resources, Inc.:
4.05%, 9/15/2042	200,000	178,112
4.70%, 12/1/2044	100,000	97,779
DTE Electric Co.:
3.70%, 3/15/2045	100,000	90,574
4.30%, 7/1/2044	275,000	270,866
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	150,000	137,291

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

4.00%, 9/30/2042	$175,000	$165,479
4.25%, 12/15/2041	155,000	150,860
5.30%, 2/15/2040	200,000	224,551
6.00%, 12/1/2028	100,000	119,635
6.00%, 1/15/2038	300,000	366,118
6.05%, 4/15/2038	150,000	184,332
6.10%, 6/1/2037	300,000	360,670
6.45%, 10/15/2032	100,000	122,265
Duke Energy Indiana, Inc.:
4.90%, 7/15/2043	200,000	213,470
6.35%, 8/15/2038	200,000	253,089
6.45%, 4/1/2039	180,000	226,512
Duke Energy Progress, Inc.:
4.10%, 5/15/2042	150,000	143,577
4.10%, 3/15/2043	100,000	95,648
4.15%, 12/1/2044	115,000	110,790
4.38%, 3/30/2044	180,000	180,072
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	114,719
Entergy Texas, Inc. 5.15%, 6/1/2045	200,000	194,859
Exelon Corp.:
4.95%, 6/15/2035	140,000	141,707
5.10%, 6/15/2045	105,000	106,246
5.63%, 6/15/2035	200,000	212,472
Exelon Generation Co. LLC:
5.60%, 6/15/2042	260,000	260,987
6.25%, 10/1/2039	210,000	231,767
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	100,913
Florida Power & Light Co.:
3.80%, 12/15/2042	300,000	276,315
4.05%, 6/1/2042	100,000	96,464
4.05%, 10/1/2044	200,000	192,609
4.13%, 2/1/2042	150,000	146,508
5.25%, 2/1/2041	200,000	223,307
5.40%, 9/1/2035	150,000	173,818
5.69%, 3/1/2040	115,000	139,705
5.85%, 5/1/2037	50,000	61,045
5.95%, 2/1/2038	575,000	709,086
6.20%, 6/1/2036	150,000	189,723
Florida Power Corp.:
6.35%, 9/15/2037	100,000	126,750
6.40%, 6/15/2038	305,000	388,836
Georgia Power Co.:
4.30%, 3/15/2042	300,000	283,923
4.30%, 3/15/2043	200,000	188,488
4.75%, 9/1/2040	275,000	279,359
5.95%, 2/1/2039	150,000	175,548
Iberdrola International BV 6.75%, 7/15/2036	200,000	239,591
Idaho Power Co. 3.65%, 3/1/2045	100,000	89,588
Indiana Michigan Power Co. 6.05%, 3/15/2037	200,000	232,804
Interstate Power & Light Co.:
3.25%, 12/1/2024	200,000	199,447
6.25%, 7/15/2039	50,000	62,753
ITC Holdings Corp. 3.65%, 6/15/2024	200,000	197,227
Jersey Central Power & Light Co. 6.15%, 6/1/2037	200,000	227,448
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	960	1,028
Kansas City Power & Light Co.:
5.30%, 10/1/2041	270,000	288,890
6.05%, 11/15/2035	50,000	57,550
Kentucky Utilities Co. 5.13%, 11/1/2040	325,000	359,201
Louisville Gas & Electric Co. 4.65%, 11/15/2043	100,000	103,625
MidAmerican Energy Holdings Co. 5.75%, 11/1/2035	100,000	119,636
Mississippi Power Co. 4.25%, 3/15/2042	100,000	89,382
Nevada Power Co.:
5.38%, 9/15/2040	75,000	83,378
5.45%, 5/15/2041	300,000	339,289
6.65%, 4/1/2036	50,000	63,432
Nisource Finance Corp.:
4.80%, 2/15/2044	50,000	50,212
5.25%, 2/15/2043	100,000	106,430
5.65%, 2/1/2045	150,000	168,035
5.95%, 6/15/2041	400,000	458,019
Northern States Power Co.:
3.40%, 8/15/2042	200,000	171,274
4.13%, 5/15/2044	100,000	96,761
4.85%, 8/15/2040	100,000	107,629
5.35%, 11/1/2039	50,000	57,112
NorthWestern Corp. 4.18%, 11/15/2044	100,000	96,288
NSTAR Electric Co. 5.50%, 3/15/2040	100,000	114,290
Oglethorpe Power Corp.:
4.20%, 12/1/2042	125,000	115,018
4.55%, 6/1/2044	175,000	167,607
5.38%, 11/1/2040	65,000	70,720
5.95%, 11/1/2039	50,000	58,022
Ohio Edison Co.:
6.88%, 7/15/2036	200,000	238,168
8.25%, 10/15/2038	550,000	789,143
Ohio Power Co. 6.60%, 2/15/2033	102,000	126,695
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	150,000	138,465
4.55%, 3/15/2044	100,000	100,435
5.25%, 5/15/2041	50,000	54,658
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045 (b)	150,000	132,267
4.55%, 12/1/2041	150,000	149,493
5.25%, 9/30/2040	50,000	55,442
5.30%, 6/1/2042	150,000	165,413
7.25%, 1/15/2033	200,000	264,122
7.50%, 9/1/2038	125,000	172,917
Pacific Gas & Electric Co.:
4.30%, 3/15/2045	200,000	191,505

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

4.45%, 4/15/2042	$250,000	$243,410
4.60%, 6/15/2043	125,000	124,569
4.75%, 2/15/2044	200,000	204,628
5.13%, 11/15/2043	200,000	215,658
5.40%, 1/15/2040	250,000	275,236
5.80%, 3/1/2037	150,000	172,886
6.05%, 3/1/2034	800,000	952,924
6.25%, 3/1/2039	100,000	122,443
6.35%, 2/15/2038	200,000	249,787
PacifiCorp:
5.75%, 4/1/2037	150,000	176,470
6.00%, 1/15/2039	150,000	182,154
6.10%, 8/1/2036	50,000	61,425
6.25%, 10/15/2037	350,000	440,066
Peco Energy Co. 4.15%, 10/1/2044	200,000	192,694
PECO Energy Co. 5.95%, 10/1/2036	100,000	120,127
Potomac Electric Power Co.:
4.15%, 3/15/2043	150,000	144,670
7.90%, 12/15/2038	100,000	145,142
PPL Capital Funding, Inc. 4.70%, 6/1/2043	250,000	251,060
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	150,000	143,941
5.20%, 7/15/2041	55,000	61,507
6.25%, 5/15/2039	50,000	62,958
Progress Energy, Inc.:
6.00%, 12/1/2039	175,000	205,782
7.75%, 3/1/2031	90,000	119,922
Public Service Co. of Colorado:
3.60%, 9/15/2042	200,000	178,487
4.30%, 3/15/2044	300,000	301,345
6.25%, 9/1/2037	100,000	126,476
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	125,000	111,639
3.95%, 5/1/2042	450,000	423,532
4.00%, 6/1/2044	450,000	422,649
4.05%, 5/1/2045	100,000	95,458
5.50%, 3/1/2040	100,000	116,413
5.80%, 5/1/2037	100,000	119,948
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	100,000	97,982
4.43%, 11/15/2041	100,000	98,949
5.48%, 6/1/2035	225,000	253,177
5.64%, 4/15/2041	50,000	58,102
5.76%, 10/1/2039	100,000	118,066
5.80%, 3/15/2040	55,000	66,275
6.27%, 3/15/2037	200,000	248,109
7.02%, 12/1/2027	100,000	128,708
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	100,000	94,173
4.30%, 4/1/2042	175,000	174,385
4.50%, 8/15/2040	100,000	102,241
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	309,000	375,940
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	100,000	95,121
4.50%, 6/1/2064	100,000	89,689
4.60%, 6/15/2043	265,000	257,992
5.10%, 6/1/2065	400,000	392,721
5.30%, 5/15/2033	50,000	54,409
5.45%, 2/1/2041	50,000	56,027
Southern California Edison Co.:
3.60%, 2/1/2045	100,000	88,865
3.90%, 12/1/2041	60,000	56,121
3.90%, 3/15/2043	50,000	46,838
4.05%, 3/15/2042	350,000	335,513
4.50%, 9/1/2040	100,000	102,370
4.65%, 10/1/2043	355,000	370,744
5.35%, 7/15/2035	150,000	170,526
5.50%, 3/15/2040	200,000	230,538
5.55%, 1/15/2037	50,000	58,162
5.95%, 2/1/2038	200,000	240,776
6.00%, 1/15/2034	100,000	119,114
6.65%, 4/1/2029	200,000	253,081
Southern California Edison Co., Series G 5.75%, 4/1/2035	50,000	60,162
Southern Power Co. 5.25%, 7/15/2043	150,000	156,496
Southwestern Electric Power Co. 3.90%, 4/1/2045	100,000	86,926
Southwestern Public Service Co. 4.50%, 8/15/2041	500,000	513,672
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	119,271
Tampa Electric Co.:
4.10%, 6/15/2042	250,000	233,648
4.20%, 5/15/2045	100,000	97,141
4.35%, 5/15/2044	50,000	49,013
6.15%, 5/15/2037	14,000	16,923
6.55%, 5/15/2036	50,000	62,816
Toledo Edison Co. 6.15%, 5/15/2037	8,000	9,131
Union Electric Co. 8.45%, 3/15/2039	100,000	158,167
Virginia Electric & Power Co.:
4.00%, 1/15/2043	200,000	186,628
4.45%, 2/15/2044	150,000	149,464
4.65%, 8/15/2043	200,000	205,600
6.00%, 5/15/2037	89,000	106,034
8.88%, 11/15/2038	300,000	455,132
Westar Energy, Inc.:
4.10%, 4/1/2043	50,000	47,822
4.13%, 3/1/2042	350,000	336,441
4.63%, 9/1/2043	100,000	103,702
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	50,000	44,999
4.25%, 6/1/2044	310,000	303,808
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	125,000	118,810
6.38%, 8/15/2037	50,000	63,274
Wisconsin Public Service Corp.:
3.67%, 12/1/2042	100,000	89,301
4.75%, 11/1/2044	50,000	52,838
Xcel Energy, Inc. 4.80%, 9/15/2041	50,000	49,685

		40,090,398

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co.:
6.00%, 8/15/2032	$50,000	$58,738
6.13%, 4/15/2039	120,000	145,850

		204,588

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc.:
4.75%, 3/15/2042	150,000	150,620
5.75%, 8/15/2040	75,000	85,067
7.25%, 8/15/2036	50,000	62,213

		297,900

ENERGY EQUIPMENT & SERVICES — 0.7%
Cameron International Corp. 5.95%, 6/1/2041	250,000	257,567
Halliburton Co.:
4.50%, 11/15/2041	310,000	305,642
4.75%, 8/1/2043 (a)	200,000	203,328
6.70%, 9/15/2038	200,000	247,246
7.45%, 9/15/2039	256,000	340,284
National Oilwell Varco, Inc. 3.95%, 12/1/2042	200,000	172,797
Weatherford International, Inc. 6.80%, 6/15/2037	50,000	45,648
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	450,000	373,354
6.50%, 8/1/2036	455,000	403,981
6.75%, 9/15/2040	100,000	89,767

		2,439,614

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
5.70%, 5/15/2041	150,000	166,792
6.20%, 3/1/2040	150,000	178,884
Waste Management, Inc.:
3.90%, 3/1/2035	625,000	584,735
4.10%, 3/1/2045	30,000	27,258

		957,669

FOOD & STAPLES RETAILING — 2.3%
CVS Health Corp.:
5.30%, 12/5/2043	175,000	187,751
5.75%, 5/15/2041	100,000	114,291
6.13%, 9/15/2039	200,000	233,793
6.25%, 6/1/2027	200,000	240,541
Delhaize America LLC 9.00%, 4/15/2031	50,000	65,637
Kroger Co.:
5.00%, 4/15/2042	200,000	203,753
5.15%, 8/1/2043	130,000	136,458
5.40%, 7/15/2040	150,000	160,143
6.90%, 4/15/2038	200,000	247,473
7.50%, 4/1/2031	65,000	81,969
Sysco Corp.:
4.35%, 10/2/2034	335,000	336,599
4.50%, 10/2/2044	225,000	225,994
6.63%, 3/17/2039	100,000	131,263
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	200,000	191,186
4.30%, 4/22/2044	275,000	274,888
4.75%, 10/2/2043	250,000	265,918
4.88%, 7/8/2040	175,000	187,472
5.00%, 10/25/2040	150,000	163,597
5.25%, 9/1/2035	780,000	881,229
5.63%, 4/1/2040	295,000	346,557
5.63%, 4/15/2041	525,000	618,834
5.88%, 4/5/2027	200,000	247,334
6.20%, 4/15/2038	600,000	748,150
6.50%, 8/15/2037	775,000	996,844
7.55%, 2/15/2030	330,000	467,637
Walgreen Co. 4.40%, 9/15/2042	50,000	43,733

		7,799,044

FOOD PRODUCTS — 1.6%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	122,113
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	175,000	162,362
4.54%, 3/26/2042	50,000	50,640
5.38%, 9/15/2035	400,000	444,846
5.77%, 3/1/2041	250,000	294,765
5.94%, 10/1/2032	50,000	59,393
Campbell Soup Co. 3.80%, 8/2/2042	58,000	49,086
ConAgra Foods, Inc.:
4.65%, 1/25/2043	350,000	287,801
6.63%, 8/15/2039	150,000	159,430
7.00%, 10/1/2028	50,000	59,416
7.13%, 10/1/2026	50,000	58,891
8.25%, 9/15/2030	130,000	169,130
Delhaize Group SA 5.70%, 10/1/2040	300,000	307,190
General Mills, Inc.:
4.15%, 2/15/2043	50,000	45,608
5.40%, 6/15/2040	200,000	216,663
Hershey Co. 7.20%, 8/15/2027	50,000	67,060
HJ Heinz Co.:
5.00%, 7/15/2035 (b)(d)	125,000	126,996
5.20%, 7/15/2045 (b)(d)	85,000	87,312
JM Smucker Co.:
4.25%, 3/15/2035 (b)	200,000	186,745
4.38%, 3/15/2045 (b)	75,000	68,625
Kellogg Co. 7.45%, 4/1/2031	354,000	440,107
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	450,000	443,941
6.50%, 2/9/2040	250,000	288,226
6.88%, 1/26/2039	350,000	417,185
Mondelez International, Inc. 6.50%, 2/9/2040	210,000	258,685
Tyson Foods, Inc.:
4.88%, 8/15/2034	150,000	150,044
5.15%, 8/15/2044 (a)	50,000	50,962
Unilever Capital Corp. 5.90%, 11/15/2032	360,000	459,626

		5,532,848

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

GAS UTILITIES — 0.4%
AGL Capital Corp.:
4.40%, 6/1/2043	$150,000	$143,664
5.88%, 3/15/2041	170,000	197,305
6.00%, 10/1/2034	50,000	58,365
Atmos Energy Corp.:
4.13%, 10/15/2044	115,000	108,870
4.15%, 1/15/2043	125,000	119,038
5.50%, 6/15/2041	50,000	57,099
KeySpan Corp.:
5.80%, 4/1/2035	175,000	194,787
8.00%, 11/15/2030	10,000	13,537
ONE Gas, Inc. 4.66%, 2/1/2044	130,000	133,416
Piedmont Natural Gas Co., Inc.:
4.10%, 9/18/2034	100,000	98,270
4.65%, 8/1/2043	25,000	26,271
Southern California Gas Co.:
3.75%, 9/15/2042	50,000	45,596
4.45%, 3/15/2044	100,000	102,396

		1,298,614

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc.:
3.65%, 8/15/2042	100,000	95,800
4.50%, 6/15/2043 (a)	200,000	199,303
6.25%, 12/1/2037	100,000	124,181
Becton Dickinson and Co.:
4.69%, 12/15/2044	300,000	289,895
4.88%, 5/15/2044	100,000	98,513
6.00%, 5/15/2039	100,000	112,752
Boston Scientific Corp. 7.38%, 1/15/2040	301,000	370,761
Covidien International Finance SA 6.55%, 10/15/2037	150,000	187,531
Medtronic, Inc.:
4.00%, 4/1/2043	440,000	398,691
4.38%, 3/15/2035 (b)	700,000	692,922
4.50%, 3/15/2042	100,000	97,681
4.63%, 3/15/2044	200,000	199,761
4.63%, 3/15/2045 (b)	1,050,000	1,055,493
5.55%, 3/15/2040	150,000	167,279
St. Jude Medical, Inc. 4.75%, 4/15/2043	275,000	271,961
Stryker Corp.:
4.10%, 4/1/2043	140,000	127,606
4.38%, 5/15/2044	100,000	95,311
Zimmer Biomet Holdings, Inc.:
4.25%, 8/15/2035	215,000	197,444
4.45%, 8/15/2045	255,000	233,571
5.75%, 11/30/2039	100,000	107,665

		5,124,121

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.:
4.13%, 11/15/2042	200,000	176,158
4.50%, 5/15/2042	90,000	84,366
4.75%, 3/15/2044	100,000	97,361
6.63%, 6/15/2036	100,000	121,510
6.75%, 12/15/2037	150,000	184,659
AmerisourceBergen Corp. 4.25%, 3/1/2045	200,000	180,571
Anthem, Inc.:
4.63%, 5/15/2042	150,000	137,131
4.65%, 1/15/2043	205,000	186,575
4.65%, 8/15/2044	150,000	137,219
5.10%, 1/15/2044	200,000	194,943
5.85%, 1/15/2036	200,000	211,796
5.95%, 12/15/2034	10,000	10,629
6.38%, 6/15/2037	470,000	530,324
Baylor Scott & White Holdings 4.19%, 11/15/2045	155,000	142,799
Cardinal Health, Inc.:
3.75%, 9/15/2025 (a)	150,000	150,827
4.50%, 11/15/2044	100,000	92,743
4.60%, 3/15/2043 (a)	60,000	56,657
4.90%, 9/15/2045	100,000	100,441
Catholic Health Initiatives 4.35%, 11/1/2042	200,000	180,476
CIGNA Corp.:
5.38%, 2/15/2042	300,000	315,289
5.88%, 3/15/2041	100,000	112,109
7.88%, 5/15/2027	100,000	130,944
Cleveland Clinic Foundation 4.86%, 1/1/2114	70,000	64,534
Dignity Health 5.27%, 11/1/2064	65,000	64,936
Humana, Inc.:
4.63%, 12/1/2042	257,000	241,883
4.95%, 10/1/2044	150,000	148,338
Kaiser Foundation Hospitals 4.88%, 4/1/2042	50,000	52,718
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	225,000	202,705
Mayo Clinic 4.00%, 11/15/2047	100,000	92,102
McKesson Corp.:
4.88%, 3/15/2044	250,000	246,593
6.00%, 3/1/2041	50,000	57,329
Memorial Sloan-Kettering Cancer Center 4.20%, 7/1/2055	318,000	287,221
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	150,000	177,346
New York & Presbyterian Hospital 4.02%, 8/1/2045	200,000	182,170
NYU Hospitals Center 4.78%, 7/1/2044	155,000	150,546
Ochsner Clinic Foundation 5.90%, 5/15/2045	100,000	102,912
Quest Diagnostics, Inc.:
4.25%, 4/1/2024	100,000	101,899
4.70%, 3/30/2045	150,000	133,065
Texas Health Resources 4.33%, 11/15/2055	90,000	83,710
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	100,000	89,631
4.25%, 3/15/2043 (a)	150,000	141,319
4.38%, 3/15/2042	200,000	190,973
4.63%, 11/15/2041	100,000	99,284

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.80%, 3/15/2036	$50,000	$57,427
5.95%, 2/15/2041	100,000	119,943
6.50%, 6/15/2037	300,000	374,780
6.63%, 11/15/2037	100,000	126,916
6.88%, 2/15/2038	590,000	770,279

		7,896,086

HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	60,450
McDonald’s Corp.:
3.63%, 5/1/2043 (a)	100,000	83,371
3.70%, 2/15/2042	125,000	106,592
4.60%, 5/26/2045	63,000	61,181
4.88%, 7/15/2040	75,000	75,571
6.30%, 10/15/2037	250,000	288,842
6.30%, 3/1/2038	405,000	468,499
Starbucks Corp. 4.30%, 6/15/2045 (a)	70,000	69,159
Starwood Hotels & Resorts Worldwide, Inc. 4.50%, 10/1/2034	150,000	136,935
Yum! Brands, Inc.:
5.35%, 11/1/2043	50,000	47,738
6.88%, 11/15/2037	182,000	205,780

		1,604,118

HOUSEHOLD DURABLES — 0.0% (c)
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	98,503
5.15%, 3/1/2043 (a)	50,000	51,173

		149,676

HOUSEHOLD PRODUCTS — 0.4%
Kimberly-Clark Corp.:
3.70%, 6/1/2043	165,000	144,794
5.30%, 3/1/2041	100,000	111,736
6.63%, 8/1/2037	100,000	129,174
Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	118,050
5.55%, 3/5/2037	550,000	660,037
5.80%, 8/15/2034	100,000	122,796

		1,286,587

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
TransAlta Corp. 6.50%, 3/15/2040	100,000	90,657

INDUSTRIAL CONGLOMERATES — 0.6%
3M Co.:
3.88%, 6/15/2044	150,000	141,342
5.70%, 3/15/2037	100,000	119,428
General Electric Co.:
4.13%, 10/9/2042	550,000	524,221
4.50%, 3/11/2044	602,000	606,605
Koninklijke Philips NV:
5.00%, 3/15/2042	80,000	78,580
6.88%, 3/11/2038	250,000	300,770
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	130,385

		1,901,331

INSURANCE — 3.9%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	250,000	237,267
6.70%, 5/15/2036	50,000	64,447
Aflac, Inc.:
6.45%, 8/15/2040	150,000	179,883
6.90%, 12/17/2039	118,000	147,644
Alleghany Corp. 4.90%, 9/15/2044	225,000	212,574
Allstate Corp.:
4.50%, 6/15/2043	125,000	125,550
5.35%, 6/1/2033	50,000	56,028
5.55%, 5/9/2035	275,000	315,691
5.95%, 4/1/2036	30,000	35,951
American International Group, Inc.:
3.88%, 1/15/2035	300,000	269,570
4.38%, 1/15/2055	150,000	132,688
4.50%, 7/16/2044	500,000	473,463
6.25%, 5/1/2036	225,000	263,638
8.18%, 5/15/2058 (e)	425,000	561,000
Aon PLC:
4.25%, 12/12/2042	120,000	105,950
4.45%, 5/24/2043	100,000	92,588
4.75%, 5/15/2045	150,000	144,385
Arch Capital Group US, Inc. 5.14%, 11/1/2043	200,000	202,133
Assurant, Inc. 6.75%, 2/15/2034	50,000	58,366
AXA SA 8.60%, 12/15/2030	215,000	284,875
AXIS Specialty Finance PLC 5.15%, 4/1/2045	50,000	49,829
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	150,000	144,283
4.40%, 5/15/2042	180,000	175,225
5.75%, 1/15/2040	100,000	116,936
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	225,000	223,506
Chubb Corp.:
6.00%, 5/11/2037	255,000	308,972
6.50%, 5/15/2038	120,000	154,211
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	123,066
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	57,668
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	100,000	94,032
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	121,000	113,132
5.95%, 10/15/2036	200,000	230,673
6.63%, 3/30/2040	50,000	61,934
Lincoln National Corp.:
6.15%, 4/7/2036	200,000	228,862
6.30%, 10/9/2037	150,000	174,397
7.00%, 6/15/2040	100,000	124,636

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Loews Corp.:
4.13%, 5/15/2043	$150,000	$133,632
6.00%, 2/1/2035	100,000	113,852
Markel Corp. 5.00%, 3/30/2043	33,000	31,929
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	50,000	57,087
MetLife, Inc.:
4.13%, 8/13/2042	150,000	137,448
4.72%, 12/15/2044	200,000	202,425
4.88%, 11/13/2043	180,000	185,122
5.70%, 6/15/2035	100,000	114,373
5.88%, 2/6/2041	400,000	468,063
6.38%, 6/15/2034	100,000	123,416
6.40%, 12/15/2036	200,000	218,500
6.50%, 12/15/2032	100,000	123,696
10.75%, 8/1/2039	440,000	695,200
Principal Financial Group, Inc.:
4.35%, 5/15/2043	200,000	183,588
4.63%, 9/15/2042	50,000	48,145
6.05%, 10/15/2036	150,000	172,150
Progressive Corp.:
4.35%, 4/25/2044	200,000	194,473
6.25%, 12/1/2032	180,000	219,660
Protective Life Corp. 8.45%, 10/15/2039	90,000	123,481
Prudential Financial, Inc.:
4.60%, 5/15/2044	200,000	191,600
5.10%, 8/15/2043	100,000	100,858
5.40%, 6/13/2035	50,000	53,342
5.63%, 5/12/2041	125,000	135,455
5.75%, 7/15/2033	75,000	83,320
6.20%, 11/15/2040	200,000	231,979
6.63%, 12/1/2037	200,000	242,211
6.63%, 6/21/2040	250,000	304,622
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	125,000	136,914
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	43,894
Travelers Cos., Inc.:
4.60%, 8/1/2043	158,000	161,207
6.25%, 6/15/2037	530,000	656,624
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	61,548
Unum Group 5.75%, 8/15/2042	50,000	53,802
Voya Financial, Inc. 5.70%, 7/15/2043	100,000	111,758
W.R. Berkley Corp. 4.75%, 8/1/2044	150,000	140,523
XL Group PLC 6.25%, 5/15/2027	100,000	116,112
XLIT, Ltd. 5.50%, 3/31/2045	535,000	503,529

		13,220,591

INTERNET SOFTWARE & SERVICES — 0.4%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (a)(b)	200,000	193,399
Amazon.com, Inc.:
4.80%, 12/5/2034	300,000	298,408
4.95%, 12/5/2044	400,000	391,360
eBay, Inc. 4.00%, 7/15/2042	600,000	476,069

		1,359,236

IT SERVICES — 0.3%
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	250,000	224,735
5.60%, 11/30/2039	387,000	435,903
5.88%, 11/29/2032	250,000	301,611
6.22%, 8/1/2027	50,000	61,558
6.50%, 1/15/2028	50,000	62,488
7.00%, 10/30/2025	50,000	64,135

		1,150,430

LEISURE PRODUCTS — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	250,000	238,299
6.35%, 3/15/2040	50,000	55,539
Mattel, Inc. 6.20%, 10/1/2040	100,000	104,955

		398,793

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	57,000	59,368

MACHINERY — 1.1%
Caterpillar, Inc.:
3.80%, 8/15/2042	556,000	507,646
4.30%, 5/15/2044 (a)	100,000	98,175
4.75%, 5/15/2064	25,000	24,523
5.20%, 5/27/2041	140,000	154,390
5.30%, 9/15/2035	100,000	110,647
6.05%, 8/15/2036	200,000	239,449
Cummins, Inc. 4.88%, 10/1/2043	119,000	126,570
Deere & Co.:
3.90%, 6/9/2042	500,000	464,329
5.38%, 10/16/2029	50,000	58,898
7.13%, 3/3/2031	100,000	130,183
Dover Corp. 5.38%, 3/1/2041	214,000	240,351
Eaton Corp.:
4.00%, 11/2/2032	300,000	288,634
4.15%, 11/2/2042	150,000	138,407
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	250,000	230,580
4.88%, 9/15/2041	125,000	132,244
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	100,000	109,273
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	150,000	141,909
Parker Hannifin Corp. 4.45%, 11/21/2044	100,000	100,285
Parker-Hannifin Corp. 4.20%, 11/21/2034	210,000	208,281
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	52,733

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Valmont Industries, Inc.:
5.00%, 10/1/2044	$50,000	$45,028
5.25%, 10/1/2054	50,000	43,872

		3,646,407

MEDIA — 6.8%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	415,000	405,221
5.40%, 10/1/2043	100,000	106,448
6.15%, 3/1/2037	250,000	288,767
6.15%, 2/15/2041	400,000	464,597
6.20%, 12/15/2034	190,000	222,006
6.40%, 12/15/2035	300,000	356,750
6.55%, 3/15/2033	350,000	421,433
6.65%, 11/15/2037	340,000	416,468
6.90%, 8/15/2039	300,000	375,792
7.75%, 12/1/2045	75,000	101,572
CBS Corp.:
4.60%, 1/15/2045	200,000	177,523
4.85%, 7/1/2042	100,000	92,603
4.90%, 8/15/2044	200,000	184,783
5.50%, 5/15/2033	400,000	405,800
5.90%, 10/15/2040	100,000	105,758
7.88%, 7/30/2030	125,000	162,515
Comcast Corp.:
3.38%, 8/15/2025	190,000	185,863
4.20%, 8/15/2034	623,000	601,333
4.25%, 1/15/2033	450,000	440,608
4.40%, 8/15/2035	385,000	379,839
4.50%, 1/15/2043	100,000	97,346
4.65%, 7/15/2042	498,000	497,826
4.75%, 3/1/2044	655,000	660,897
5.65%, 6/15/2035	100,000	112,879
6.40%, 5/15/2038	350,000	429,885
6.40%, 3/1/2040	150,000	183,916
6.45%, 3/15/2037	450,000	551,330
6.55%, 7/1/2039	150,000	185,386
6.95%, 8/15/2037	560,000	722,759
7.05%, 3/15/2033	100,000	127,432
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	650,000	606,075
6.00%, 8/15/2040	400,000	413,546
6.38%, 3/1/2041	250,000	271,794
Discovery Communications LLC:
4.88%, 4/1/2043 (a)	200,000	179,368
4.95%, 5/15/2042	125,000	115,860
6.35%, 6/1/2040	300,000	332,511
Grupo Televisa SA:
5.00%, 5/13/2045	250,000	238,722
6.63%, 3/18/2025	200,000	241,646
Grupo Televisa SAB 6.63%, 1/15/2040	150,000	172,526
Historic TW, Inc. 6.63%, 5/15/2029	250,000	301,929
McGraw-Hill Financial, Inc. 6.55%, 11/15/2037	100,000	111,721
NBCUniversal Media LLC:
4.45%, 1/15/2043	250,000	239,944
5.95%, 4/1/2041	630,000	734,093
6.40%, 4/30/2040	250,000	306,724
Thomson Reuters Corp.:
5.65%, 11/23/2043	200,000	211,570
5.85%, 4/15/2040	150,000	164,769
Time Warner Cable, Inc.:
4.50%, 9/15/2042 (a)	200,000	164,333
5.50%, 9/1/2041	455,000	424,425
5.88%, 11/15/2040	450,000	437,421
6.55%, 5/1/2037	450,000	469,087
6.75%, 6/15/2039	400,000	426,097
7.30%, 7/1/2038	455,000	509,752
Time Warner Cos., Inc. 6.95%, 1/15/2028	200,000	244,741
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	250,000	307,847
Time Warner, Inc.:
3.60%, 7/15/2025	400,000	388,004
4.65%, 6/1/2044	150,000	142,184
4.85%, 7/15/2045	200,000	192,863
4.90%, 6/15/2042	175,000	173,903
5.35%, 12/15/2043	150,000	156,237
5.38%, 10/15/2041	100,000	103,622
6.10%, 7/15/2040	350,000	394,231
6.20%, 3/15/2040	150,000	170,895
6.25%, 3/29/2041	255,000	295,852
6.50%, 11/15/2036	225,000	267,594
7.63%, 4/15/2031	440,000	569,440
7.70%, 5/1/2032	530,000	698,574
Viacom, Inc.:
4.38%, 3/15/2043	362,000	296,765
4.85%, 12/15/2034	140,000	129,174
4.88%, 6/15/2043	300,000	267,426
5.25%, 4/1/2044 (a)	200,000	186,472
5.85%, 9/1/2043	550,000	544,541
6.88%, 4/30/2036	200,000	223,387
Walt Disney Co.:
3.70%, 12/1/2042	150,000	136,211
4.13%, 12/1/2041	150,000	146,520
4.13%, 6/1/2044 (a)	192,000	188,267
4.38%, 8/16/2041	50,000	50,803
7.00%, 3/1/2032	150,000	204,967
WPP Finance 2010:
5.13%, 9/7/2042	50,000	50,017
5.63%, 11/15/2043	80,000	85,978

		23,155,763

METALS & MINING — 3.3%
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	89,547
Barrick North America Finance LLC:
5.70%, 5/30/2041	280,000	255,600
5.75%, 5/1/2043	200,000	192,415
7.50%, 9/15/2038	500,000	552,861
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	400,000	380,175
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	275,000	251,015
5.00%, 9/30/2043	725,000	753,877
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	250,000	213,747

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.45%, 3/15/2043	$720,000	$595,370
Goldcorp, Inc. 5.45%, 6/9/2044	100,000	94,551
Newmont Mining Corp.:
4.88%, 3/15/2042	250,000	209,225
5.88%, 4/1/2035	250,000	237,461
6.25%, 10/1/2039	590,000	573,996
Nucor Corp.:
5.20%, 8/1/2043	136,000	136,946
6.40%, 12/1/2037	200,000	232,354
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	100,000	107,776
6.13%, 12/15/2033	215,000	241,915
7.25%, 3/15/2031	100,000	123,994
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (a)	325,000	289,988
4.75%, 3/22/2042	100,000	97,304
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	300,000	306,277
7.13%, 7/15/2028	250,000	316,066
Southern Copper Corp.:
5.25%, 11/8/2042	750,000	654,683
5.88%, 4/23/2045	208,000	196,629
6.75%, 4/16/2040	275,000	282,614
7.50%, 7/27/2035	350,000	387,142
Teck Resources, Ltd.:
5.20%, 3/1/2042	200,000	140,750
5.40%, 2/1/2043	100,000	71,890
6.00%, 8/15/2040	300,000	230,887
6.13%, 10/1/2035	150,000	120,450
6.25%, 7/15/2041	800,000	635,173
Vale Overseas, Ltd.:
6.88%, 11/21/2036	920,000	884,410
6.88%, 11/10/2039	650,000	623,507
8.25%, 1/17/2034 (a)	350,000	386,046
Vale SA 5.63%, 9/11/2042 (a)	325,000	273,284

		11,139,925

MULTI-UTILITIES — 0.8%
American Water Capital Corp.:
4.30%, 12/1/2042	150,000	144,332
6.59%, 10/15/2037	250,000	314,829
Berkshire Hathaway Energy:
5.95%, 5/15/2037	200,000	229,381
6.13%, 4/1/2036	430,000	502,914
6.50%, 9/15/2037	230,000	279,370
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	100,400
5.25%, 8/1/2033	186,000	195,523
DTE Energy Co. 6.38%, 4/15/2033	50,000	60,002
Entergy Arkansas, Inc. 4.95%, 12/15/2044	50,000	50,058
MidAmerican Energy Co.:
4.40%, 10/15/2044	450,000	449,816
4.80%, 9/15/2043	165,000	174,346
Midamerican Funding LLC 6.93%, 3/1/2029	13,000	16,920
Sempra Energy 6.00%, 10/15/2039	250,000	293,043
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	6,500	6,754

		2,817,688

MULTILINE RETAIL — 0.8%
Kohl’s Corp. 6.88%, 12/15/2037	150,000	178,097
Macy’s Retail Holdings, Inc.:
4.30%, 2/15/2043	100,000	89,269
4.50%, 12/15/2034	200,000	190,707
5.13%, 1/15/2042	150,000	151,135
6.38%, 3/15/2037	275,000	320,594
6.70%, 7/15/2034	100,000	118,363
6.90%, 1/15/2032	113,000	136,646
Nordstrom, Inc.:
5.00%, 1/15/2044	200,000	208,584
6.95%, 3/15/2028	50,000	63,518
Target Corp.:
4.00%, 7/1/2042	500,000	472,953
6.50%, 10/15/2037	300,000	384,247
7.00%, 1/15/2038	225,000	303,671

		2,617,784

OFFICE ELECTRONICS — 0.1%
Xerox Corp.:
4.80%, 3/1/2035	300,000	277,576
6.75%, 12/15/2039	15,000	16,802

		294,378

OIL, GAS & CONSUMABLE FUELS — 12.0%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	29,000	32,715
Anadarko Finance Co. 7.50%, 5/1/2031	400,000	502,279
Anadarko Petroleum Corp.:
4.50%, 7/15/2044 (a)	75,000	68,620
6.20%, 3/15/2040	175,000	195,962
6.45%, 9/15/2036	500,000	576,000
Apache Corp.:
4.25%, 1/15/2044	325,000	280,976
4.75%, 4/15/2043	400,000	369,135
5.10%, 9/1/2040	400,000	386,649
5.25%, 2/1/2042	75,000	73,189
6.00%, 1/15/2037	175,000	187,753
Baker Hughes, Inc.:
5.13%, 9/15/2040	250,000	260,958
6.88%, 1/15/2029	41,000	50,867
Buckeye Partners LP 5.85%, 11/15/2043	100,000	95,702
Burlington Resources Finance Co.:
7.20%, 8/15/2031	130,000	166,921
7.40%, 12/1/2031	150,000	197,563
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	105,118
6.25%, 3/15/2038	375,000	412,620
6.50%, 2/15/2037	200,000	225,859
6.75%, 2/1/2039	150,000	174,112

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

7.20%, 1/15/2032	$50,000	$59,019
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	86,246
5.20%, 9/15/2043	200,000	190,825
6.75%, 11/15/2039	700,000	788,892
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	135,000	152,281
6.63%, 11/1/2037	100,000	120,907
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045 (b)	150,000	146,814
Conoco Funding Co. 7.25%, 10/15/2031	165,000	215,346
Conoco, Inc. 6.95%, 4/15/2029	403,000	518,856
ConocoPhillips:
5.90%, 10/15/2032	125,000	145,004
5.90%, 5/15/2038	300,000	349,078
6.50%, 2/1/2039	750,000	926,089
ConocoPhillips Co.:
4.15%, 11/15/2034	145,000	140,445
4.30%, 11/15/2044 (a)	200,000	191,241
Continental Resources, Inc.:
3.80%, 6/1/2024 (a)	100,000	90,747
4.90%, 6/1/2044 (a)	150,000	125,284
Devon Energy Corp.:
4.75%, 5/15/2042	200,000	190,874
5.00%, 6/15/2045	105,000	104,157
5.60%, 7/15/2041	250,000	261,424
7.95%, 4/15/2032	325,000	421,128
Devon Financing Corp. ULC 7.88%, 9/30/2031	245,000	315,567
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	400,000	317,495
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	118,262
Enbridge Energy Partners LP 5.50%, 9/15/2040	350,000	330,747
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	113,842
Enbridge, Inc. 4.50%, 6/10/2044	100,000	81,006
Encana Corp.:
5.15%, 11/15/2041	75,000	68,242
6.50%, 8/15/2034	100,000	105,374
6.50%, 2/1/2038	450,000	470,627
6.63%, 8/15/2037	250,000	265,102
Energy Transfer Partners LP:
4.90%, 3/15/2035	200,000	178,528
5.15%, 2/1/2043	250,000	219,916
5.15%, 3/15/2045	200,000	176,486
5.95%, 10/1/2043	100,000	98,614
6.05%, 6/1/2041	247,000	241,546
6.13%, 12/15/2045	100,000	100,450
6.50%, 2/1/2042	100,000	102,900
6.63%, 10/15/2036	50,000	51,752
7.50%, 7/1/2038	300,000	340,552
ENI USA, Inc. 7.30%, 11/15/2027	50,000	62,711
EnLink Midstream Partners LP 5.60%, 4/1/2044 (a)	125,000	121,134
Ensco PLC 5.75%, 10/1/2044 (a)	425,000	377,301
Enterprise Products Operating LLC:
4.45%, 2/15/2043	200,000	177,004
4.85%, 8/15/2042	150,000	140,293
4.85%, 3/15/2044	450,000	422,022
4.90%, 5/15/2046	500,000	472,470
4.95%, 10/15/2054	400,000	366,375
5.10%, 2/15/2045	300,000	290,535
5.95%, 2/1/2041	225,000	241,318
6.13%, 10/15/2039	100,000	109,418
6.65%, 10/15/2034	100,000	115,220
6.88%, 3/1/2033	150,000	176,447
7.55%, 4/15/2038	115,000	145,012
EOG Resources, Inc. 3.90%, 4/1/2035	50,000	46,769
Exxon Mobil Corp. 3.57%, 3/6/2045	235,000	212,023
Hess Corp.:
5.60%, 2/15/2041	250,000	253,666
6.00%, 1/15/2040	125,000	132,797
7.13%, 3/15/2033	230,000	268,133
7.30%, 8/15/2031	415,000	483,312
7.88%, 10/1/2029	140,000	175,173
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	56,585
Kerr-McGee Corp. 7.88%, 9/15/2031	150,000	193,134
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	200,000	164,749
5.00%, 8/15/2042	200,000	172,830
5.00%, 3/1/2043	50,000	43,273
5.40%, 9/1/2044	400,000	362,412
5.50%, 3/1/2044	140,000	128,285
5.63%, 9/1/2041	100,000	91,722
5.80%, 3/15/2035	250,000	242,216
6.38%, 3/1/2041	300,000	300,073
6.50%, 2/1/2037	100,000	100,895
6.50%, 9/1/2039	100,000	100,937
6.55%, 9/15/2040	50,000	50,787
6.95%, 1/15/2038	375,000	398,392
7.30%, 8/15/2033	300,000	327,932
7.40%, 3/15/2031	200,000	219,140
Kinder Morgan, Inc.:
5.05%, 2/15/2046	205,000	177,529
5.30%, 12/1/2034	355,000	330,857
5.55%, 6/1/2045	550,000	507,734
7.75%, 1/15/2032	400,000	457,159
Magellan Midstream Partners LP:
4.20%, 12/1/2042	100,000	85,835
4.20%, 3/15/2045	100,000	85,320
5.15%, 10/15/2043	100,000	99,960
Marathon Oil Corp.:
5.20%, 6/1/2045	100,000	97,449
6.60%, 10/1/2037	156,000	174,573
6.80%, 3/15/2032	200,000	234,867

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Marathon Petroleum Corp.:
4.75%, 9/15/2044	$250,000	$228,901
5.00%, 9/15/2054	150,000	134,196
6.50%, 3/1/2041	120,000	134,083
Murphy Oil Corp. 5.13%, 12/1/2042	50,000	40,588
Noble Energy, Inc.:
5.05%, 11/15/2044	150,000	143,317
5.25%, 11/15/2043	364,000	350,870
6.00%, 3/1/2041	275,000	289,642
Noble Holding International, Ltd.:
5.25%, 3/15/2042	175,000	131,078
6.05%, 3/1/2041	50,000	40,246
6.95%, 4/1/2045	300,000	273,085
Occidental Petroleum Corp. 4.63%, 6/15/2045	85,000	85,039
ONEOK Partners LP:
6.13%, 2/1/2041	250,000	239,202
6.20%, 9/15/2043	180,000	172,542
6.65%, 10/1/2036	500,000	515,987
6.85%, 10/15/2037	200,000	210,775
Petro-Canada:
5.35%, 7/15/2033	100,000	105,074
5.95%, 5/15/2035	100,000	112,657
6.80%, 5/15/2038	345,000	426,742
Phillips 66:
4.65%, 11/15/2034	229,000	222,097
4.88%, 11/15/2044	475,000	454,462
5.88%, 5/1/2042	350,000	381,150
Phillips 66 Partners LP 4.68%, 2/15/2045	60,000	52,669
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024 (a)	300,000	288,133
4.70%, 6/15/2044	250,000	227,841
4.90%, 2/15/2045	50,000	46,724
5.15%, 6/1/2042	100,000	96,577
6.65%, 1/15/2037	150,000	171,154
Rowan Cos., Inc.:
5.40%, 12/1/2042	100,000	78,864
5.85%, 1/15/2044 (a)	33,000	27,557
Shell International Finance BV:
3.63%, 8/21/2042	740,000	645,158
4.13%, 5/11/2035	400,000	391,630
4.38%, 5/11/2045	167,000	164,062
4.55%, 8/12/2043	300,000	300,832
5.50%, 3/25/2040	300,000	339,991
6.38%, 12/15/2038	740,000	922,063
Southern Natural Gas Co. 8.00%, 3/1/2032	115,000	133,385
Spectra Energy Capital LLC 7.50%, 9/15/2038	450,000	503,349
Spectra Energy Partners LP 5.95%, 9/25/2043	250,000	263,234
Suncor Energy, Inc.:
3.60%, 12/1/2024	75,000	74,618
6.50%, 6/15/2038	275,000	331,272
6.85%, 6/1/2039	450,000	558,650
Sunoco Logistics Partners Operations LP:
5.30%, 4/1/2044	125,000	113,193
5.35%, 5/15/2045	200,000	182,225
6.10%, 2/15/2042	100,000	100,357
6.85%, 2/15/2040	250,000	269,622
Talisman Energy, Inc.:
5.50%, 5/15/2042	500,000	444,207
5.85%, 2/1/2037	200,000	186,062
6.25%, 2/1/2038	100,000	96,800
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	122,465
Tosco Corp.:
7.80%, 1/1/2027	100,000	132,741
8.13%, 2/15/2030	100,000	137,419
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	325,000	317,152
5.00%, 10/16/2043	150,000	149,494
6.10%, 6/1/2040	200,000	224,303
6.20%, 10/15/2037	270,000	307,995
7.25%, 8/15/2038	200,000	255,339
7.63%, 1/15/2039	515,000	685,800
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	18,039
5.40%, 8/15/2041	50,000	46,863
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	94,010
6.63%, 6/15/2037	300,000	339,713
7.50%, 4/15/2032	275,000	330,608
10.50%, 3/15/2039	100,000	153,503
Western Gas Partners LP 5.45%, 4/1/2044	50,000	48,087
Williams Cos., Inc.:
5.75%, 6/24/2044	250,000	232,659
7.75%, 6/15/2031	300,000	333,010
8.75%, 3/15/2032	150,000	180,229
Williams Partners LP:
4.00%, 9/15/2025 (a)	200,000	187,284
4.90%, 1/15/2045	250,000	216,094
5.10%, 9/15/2045	250,000	220,901
5.40%, 3/4/2044	550,000	500,020
5.80%, 11/15/2043	50,000	47,647
6.30%, 4/15/2040	200,000	201,931
XTO Energy, Inc. 6.75%, 8/1/2037	100,000	138,757

		40,602,466

PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp. 6.75%, 2/15/2044	50,000	52,791
Georgia-Pacific LLC:
7.75%, 11/15/2029	200,000	268,635
8.88%, 5/15/2031	150,000	214,770
International Paper Co.:
3.80%, 1/15/2026	100,000	98,081
4.80%, 6/15/2044	154,000	142,189
5.00%, 9/15/2035	300,000	294,687
5.15%, 5/15/2046 (a)	150,000	144,780
6.00%, 11/15/2041	100,000	107,979
7.30%, 11/15/2039	225,000	270,324
8.70%, 6/15/2038	200,000	272,371

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Westvaco Corp. 7.95%, 2/15/2031	$100,000	$128,254

		1,994,861

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc.:
4.38%, 6/15/2045	200,000	196,801
6.00%, 5/15/2037	50,000	58,275

		255,076

PHARMACEUTICALS — 4.4%
Abbott Laboratories:
5.30%, 5/27/2040	425,000	470,691
6.00%, 4/1/2039	75,000	90,905
AbbVie, Inc.:
4.40%, 11/6/2042	874,000	822,017
4.50%, 5/14/2035	400,000	392,143
4.70%, 5/14/2045	150,000	148,278
Actavis Funding SCS:
4.55%, 3/15/2035	655,000	622,047
4.75%, 3/15/2045	500,000	475,376
4.85%, 6/15/2044	475,000	455,585
Actavis, Inc. 4.63%, 10/1/2042	306,000	283,762
AstraZeneca PLC:
4.00%, 9/18/2042	250,000	231,513
6.45%, 9/15/2037 (a)	725,000	913,580
Baxalta, Inc. 5.25%, 6/23/2045 (b)	75,000	75,877
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	71,000	57,935
4.50%, 3/1/2044	200,000	205,751
5.88%, 11/15/2036	374,000	445,708
Eli Lilly & Co.:
3.70%, 3/1/2045	350,000	314,854
5.50%, 3/15/2027	383,000	454,645
5.55%, 3/15/2037	50,000	58,353
Express Scripts Holding Co. 6.13%, 11/15/2041	125,000	144,013
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	45,000	43,063
6.38%, 5/15/2038	880,000	1,103,544
Johnson & Johnson:
4.38%, 12/5/2033	385,000	407,286
4.50%, 9/1/2040	75,000	78,805
4.50%, 12/5/2043	200,000	212,461
4.85%, 5/15/2041	100,000	110,660
4.95%, 5/15/2033	100,000	111,742
5.85%, 7/15/2038	65,000	81,042
5.95%, 8/15/2037	325,000	405,206
6.95%, 9/1/2029	140,000	191,980
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	222,000	208,098
Merck & Co., Inc.:
3.60%, 9/15/2042	100,000	87,347
3.70%, 2/10/2045	570,000	506,701
4.15%, 5/18/2043	350,000	334,808
5.85%, 6/30/2039	100,000	118,503
5.95%, 12/1/2028	200,000	246,906
6.50%, 12/1/2033	150,000	191,187
6.55%, 9/15/2037	70,000	89,754
Mylan, Inc. 5.40%, 11/29/2043	167,000	170,093
Novartis Capital Corp.:
3.70%, 9/21/2042	100,000	92,663
4.40%, 5/6/2044	500,000	508,015
Perrigo Finance PLC 4.90%, 12/15/2044	150,000	143,857
Pfizer, Inc.:
4.30%, 6/15/2043	200,000	194,533
4.40%, 5/15/2044	105,000	103,773
7.20%, 3/15/2039	660,000	909,369
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	150,000	173,657
Wyeth:
5.95%, 4/1/2037	570,000	677,465
6.50%, 2/1/2034	175,000	219,461
Wyeth LLC 6.00%, 2/15/2036	200,000	239,357
Zoetis, Inc. 4.70%, 2/1/2043	276,000	262,791

		14,887,160

PIPELINES — 0.0% (c)
Enable Midstream Partners LP 5.00%, 5/15/2044 (b)	85,000	68,733

PROFESSIONAL SERVICES — 0.1%
Verisk Analytics, Inc. 5.50%, 6/15/2045	200,000	195,037

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	20,000	19,929
Brandywine Operating Partnership LP 4.55%, 10/1/2029	150,000	148,684
ERP Operating LP:
4.50%, 7/1/2044	200,000	191,499
4.50%, 6/1/2045 (a)	75,000	71,760
Federal Realty Investment Trust 4.50%, 12/1/2044	150,000	144,725
HCP, Inc. 6.75%, 2/1/2041	50,000	59,819
Health Care REIT, Inc.:
5.13%, 3/15/2043	200,000	197,155
6.50%, 3/15/2041	111,000	131,619
Kilroy Realty LP 4.25%, 8/15/2029	140,000	139,491
Kimco Realty Corp. 4.25%, 4/1/2045	150,000	131,155
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025 (b)	50,000	49,107
4.50%, 4/1/2027 (b)	150,000	142,944
Realty Income Corp.:
3.88%, 7/15/2024	65,000	65,198
4.13%, 10/15/2026	50,000	50,401
Simon Property Group LP:
4.25%, 10/1/2044	150,000	139,948
4.75%, 3/15/2042	100,000	101,619
6.75%, 2/1/2040	115,000	147,531

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Ventas Realty LP 5.70%, 9/30/2043	$500,000	$534,761
Weyerhaeuser Co.:
6.95%, 10/1/2027	30,000	35,204
7.38%, 3/15/2032	450,000	562,843

		3,065,392

ROAD & RAIL — 2.2%
Burlington Northern Santa Fe LLC:
4.15%, 4/1/2045	227,000	209,746
4.38%, 9/1/2042	350,000	334,067
4.40%, 3/15/2042	125,000	119,832
4.45%, 3/15/2043	200,000	193,123
4.55%, 9/1/2044	200,000	196,745
4.90%, 4/1/2044	200,000	206,774
4.95%, 9/15/2041	300,000	311,918
5.05%, 3/1/2041	350,000	367,830
5.15%, 9/1/2043	350,000	374,663
5.75%, 5/1/2040	150,000	171,677
6.15%, 5/1/2037	100,000	122,430
7.95%, 8/15/2030	50,000	70,036
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	87,458
4.50%, 11/7/2043	50,000	51,265
6.25%, 8/1/2034	100,000	124,428
6.38%, 11/15/2037	222,000	285,038
6.71%, 7/15/2036	100,000	131,971
6.90%, 7/15/2028	45,000	60,153
Canadian Pacific Railway Co.:
5.75%, 1/15/2042	100,000	115,791
5.95%, 5/15/2037	250,000	291,944
Con-way, Inc. 6.70%, 5/1/2034	50,000	52,623
CSX Corp.:
3.95%, 5/1/2050	240,000	208,094
4.10%, 3/15/2044	361,000	328,513
4.40%, 3/1/2043	100,000	95,344
4.50%, 8/1/2054	150,000	139,788
4.75%, 5/30/2042	147,000	146,947
6.00%, 10/1/2036	55,000	64,195
6.15%, 5/1/2037	200,000	238,019
6.22%, 4/30/2040	120,000	144,317
Kansas City Southern Railway Co. 4.30%, 5/15/2043	17,000	15,893
Norfolk Southern Corp.:
4.84%, 10/1/2041	580,000	590,800
5.59%, 5/17/2025	100,000	114,497
6.00%, 3/15/2105	100,000	111,989
7.80%, 5/15/2027	100,000	134,676
Union Pacific Corp.:
3.25%, 1/15/2025	155,000	153,315
3.25%, 8/15/2025	100,000	98,683
3.38%, 2/1/2035	150,000	133,363
3.88%, 2/1/2055	194,000	169,036
4.30%, 6/15/2042	180,000	175,171
4.75%, 9/15/2041	75,000	77,926
4.75%, 12/15/2043	200,000	207,834
4.82%, 2/1/2044	102,000	107,151
4.85%, 6/15/2044	145,000	153,044

		7,488,107

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc. 5.85%, 6/15/2041	200,000	223,863
Intel Corp.:
4.00%, 12/15/2032	200,000	190,269
4.25%, 12/15/2042	200,000	187,598
4.80%, 10/1/2041	450,000	451,832
KLA-Tencor Corp. 5.65%, 11/1/2034	102,000	101,491

		1,155,053

SOFTWARE — 1.7%
Microsoft Corp.:
3.50%, 2/12/2035	350,000	317,812
3.75%, 5/1/2043	323,000	286,999
3.75%, 2/12/2045	470,000	421,682
4.00%, 2/12/2055	550,000	492,633
4.50%, 10/1/2040	210,000	214,715
4.88%, 12/15/2043	350,000	372,363
5.20%, 6/1/2039	100,000	111,406
5.30%, 2/8/2041	300,000	337,622
Oracle Corp.:
3.25%, 5/15/2030 (a)	150,000	138,522
3.90%, 5/15/2035	385,000	358,096
4.13%, 5/15/2045	450,000	415,986
4.30%, 7/8/2034	350,000	343,212
4.38%, 5/15/2055	400,000	371,090
4.50%, 7/8/2044	300,000	295,116
5.38%, 7/15/2040	600,000	657,156
6.13%, 7/8/2039	355,000	423,214
6.50%, 4/15/2038	300,000	369,592

		5,927,216

SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	130,000	125,207
5.17%, 8/1/2044	145,000	141,641
Home Depot, Inc.:
4.20%, 4/1/2043	200,000	191,999
4.25%, 4/1/2046	250,000	242,808
4.40%, 3/15/2045	200,000	198,279
4.88%, 2/15/2044	100,000	106,406
5.40%, 9/15/2040	200,000	225,626
5.88%, 12/16/2036	790,000	944,309
5.95%, 4/1/2041	425,000	514,313
Kohl’s Corp. 6.00%, 1/15/2033	25,000	25,902
Lowe’s Cos., Inc.:
4.25%, 9/15/2044	200,000	192,468
4.65%, 4/15/2042	210,000	214,091
5.00%, 9/15/2043	200,000	214,337
5.13%, 11/15/2041	200,000	217,303
5.50%, 10/15/2035	100,000	113,462
5.80%, 10/15/2036	150,000	174,658
5.80%, 4/15/2040	100,000	117,400
6.65%, 9/15/2037	50,000	63,653

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

QVC, Inc.:
5.45%, 8/15/2034	$375,000	$340,518
5.95%, 3/15/2043	50,000	46,590
Tiffany & Co. 4.90%, 10/1/2044	75,000	70,325
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	255,000	237,118
4.80%, 11/18/2044	335,000	310,541

		5,028,954

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Apple, Inc.:
3.45%, 2/9/2045	625,000	528,873
3.85%, 5/4/2043	700,000	636,197
4.38%, 5/13/2045	325,000	320,864
4.45%, 5/6/2044	310,000	309,375
Hewlett-Packard Co. 6.00%, 9/15/2041	425,000	419,311

		2,214,620

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
NIKE, Inc. 3.63%, 5/1/2043	50,000	45,137
V.F. Corp. 6.45%, 11/1/2037	100,000	126,919

		172,056

TOBACCO — 1.3%
Altria Group, Inc.:
4.25%, 8/9/2042	250,000	222,249
4.50%, 5/2/2043	100,000	92,211
5.38%, 1/31/2044	442,000	464,127
9.95%, 11/10/2038	804,000	1,281,357
10.20%, 2/6/2039	33,000	54,164
Philip Morris International, Inc.:
3.88%, 8/21/2042	250,000	219,863
4.13%, 3/4/2043	150,000	137,755
4.25%, 11/10/2044	300,000	280,318
4.38%, 11/15/2041	100,000	94,790
4.50%, 3/20/2042	200,000	192,693
4.88%, 11/15/2043	388,000	399,043
6.38%, 5/16/2038	200,000	242,736
Reynolds American, Inc.:
4.75%, 11/1/2042	375,000	336,311
5.70%, 8/15/2035	100,000	103,581
5.85%, 8/15/2045	45,000	47,074
6.15%, 9/15/2043	300,000	318,705
RJ Reynolds Tobacco Co. 8.13%, 5/1/2040	56,000	69,795

		4,556,772

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 5.20%, 3/15/2044	200,000	202,893

TRANSPORTATION INFRASTRUCTURE — 0.1%
Norfolk Southern Corp.:
4.45%, 6/15/2045	100,000	95,964
4.80%, 8/15/2043	150,000	151,784
6.00%, 5/23/2111	100,000	112,021

		359,769

WIRELESS TELECOMMUNICATION SERVICES — 3.1%
America Movil SAB de CV:
4.38%, 7/16/2042	400,000	369,150
6.13%, 3/30/2040	450,000	517,019
6.38%, 3/1/2035	330,000	386,263
AT&T Corp. 8.00%, 11/15/2031	519,000	710,130
AT&T, Inc.:
6.15%, 9/15/2034	100,000	109,491
6.30%, 1/15/2038	615,000	678,766
6.55%, 2/15/2039	250,000	283,661
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	940,000	1,303,935
Deutsche Telekom International Finance BV 9.25%, 6/1/2032	150,000	221,699
Embarq Corp. 8.00%, 6/1/2036	300,000	329,250
France Telecom SA 5.38%, 1/13/2042	200,000	206,109
GTE Corp. 6.94%, 4/15/2028	160,000	190,155
Koninklijke KPN NV 8.38%, 10/1/2030	200,000	266,672
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	500,000	676,014
Orange SA:
5.50%, 2/6/2044	250,000	262,440
9.00%, 3/1/2031	650,000	918,327
Rogers Communications, Inc.:
4.50%, 3/15/2043	150,000	137,711
5.00%, 3/15/2044	200,000	196,923
5.45%, 10/1/2043	200,000	209,333
7.50%, 8/15/2038	50,000	64,302
Telefonica Emisiones SAU 7.05%, 6/20/2036	400,000	488,747
Telefonica Europe BV 8.25%, 9/15/2030	645,000	858,540
Vodafone Group PLC:
4.38%, 2/19/2043	345,000	293,107
6.15%, 2/27/2037	490,000	520,840
6.25%, 11/30/2032	100,000	107,953
7.88%, 2/15/2030	180,000	221,231

		10,527,768

TOTAL BONDS & NOTES —
(Cost $354,837,566)		333,408,268

	Shares
SHORT TERM INVESTMENTS — 0.6%
MONEY MARKET FUNDS — 0.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	1,763,785	1,763,785

See accompanying notes to financial statements.

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	324,168	$324,168

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $2,087,953)		2,087,953

TOTAL INVESTMENTS — 99.3% (j)
(Cost $356,925,519)		335,496,221
OTHER ASSETS & LIABILITIES — 0.7%		2,281,155

NET ASSETS — 100.0%		$337,777,376

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	When-issued security
(e)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 96.2%
AEROSPACE & DEFENSE — 2.3%
Boeing Co.:
3.30%, 3/1/2035	$25,000	$22,435
4.88%, 2/15/2020	50,000	55,897
5.88%, 2/15/2040	6,000	7,351
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	75,000	78,844
General Dynamics Corp.:
1.00%, 11/15/2017	50,000	49,664
2.25%, 11/15/2022	30,000	28,380
Honeywell International, Inc.:
4.25%, 3/1/2021 (b)	15,000	16,396
5.38%, 3/1/2041	25,000	28,970
L-3 Communications Corp.:
3.95%, 11/15/2016	7,000	7,218
4.75%, 7/15/2020	7,000	7,391
Lockheed Martin Corp.:
2.13%, 9/15/2016	15,000	15,222
4.07%, 12/15/2042	65,000	61,479
Northrop Grumman Corp. 4.75%, 6/1/2043	25,000	25,223
Precision Castparts Corp. 1.25%, 1/15/2018	50,000	49,635
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,403
4.88%, 10/15/2040	4,000	4,255
Textron, Inc.:
3.65%, 3/1/2021	25,000	25,606
4.30%, 3/1/2024	25,000	25,596
United Technologies Corp.:
4.50%, 4/15/2020 (b)	15,000	16,468
4.50%, 6/1/2042	25,000	25,186
6.13%, 7/15/2038	7,000	8,538

		575,157

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.63%, 8/1/2022	22,000	21,184
3.90%, 2/1/2035	25,000	22,871
United Parcel Service, Inc. 4.88%, 11/15/2040	37,000	39,337

		83,392

AIRLINES — 1.2%
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 5/1/2027 (b)	85,000	82,025
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 8/10/2022	15,128	17,284
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	20,793	21,936
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	50,244
5.13%, 3/1/2017	30,000	31,753
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 4/11/2026 (b)	15,000	15,000
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 9/3/2026	75,000	73,875
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	12,984	13,406

		305,523

AUTO COMPONENTS — 0.4%
Delphi Corp.:
4.15%, 3/15/2024	50,000	51,422
5.00%, 2/15/2023	30,000	31,950
Johnson Controls, Inc.:
3.63%, 7/2/2024	10,000	9,842
4.63%, 7/2/2044	15,000	14,095

		107,309

AUTOMOBILES — 0.2%
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	39,478

BANKS — 7.4%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	25,000	24,952
2.38%, 3/16/2020 (b)	50,000	49,705
4.00%, 4/27/2016	15,000	15,349
American Express Bank FSB 6.00%, 9/13/2017	25,000	27,306
Australia & New Zealand Banking Group, Ltd.:
0.90%, 2/12/2016	50,000	50,099
1.25%, 6/13/2017	50,000	49,819
Bank of Montreal:
1.30%, 7/15/2016	50,000	50,264
1.40%, 9/11/2017	30,000	29,975
Bank of Nova Scotia 2.80%, 7/21/2021	50,000	50,198
Barclays Bank PLC:
2.50%, 2/20/2019	25,000	25,105
3.75%, 5/15/2024 (b)	10,000	10,027
BNP Paribas SA 5.00%, 1/15/2021	15,000	16,659
Branch Banking & Trust Co.:
1.00%, 4/3/2017	25,000	24,897
1.35%, 10/1/2017	75,000	74,770
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018	30,000	29,966
Commonwealth Bank of Australia/New York, NY 2.30%, 3/12/2020 (b)	75,000	74,409
Credit Suisse of New York, NY 4.38%, 8/5/2020	25,000	27,069
Deutsche Bank AG London 6.00%, 9/1/2017	30,000	32,605
Discover Bank/Greenwood DE 4.25%, 3/13/2026	25,000	24,505
Fifth Third Bank 1.15%, 11/18/2016	50,000	49,973
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,737

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

HSBC USA, Inc. 1.63%, 1/16/2018	$50,000	$49,790
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	85,000	85,429
5.25%, 1/12/2024	10,000	10,574
Lloyds Bank PLC:
1.75%, 3/16/2018	75,000	74,813
6.38%, 1/21/2021	30,000	35,350
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,107
MUFG Union Bank NA 2.25%, 5/6/2019	25,000	24,882
National Australia Bank/New York:
1.30%, 7/25/2016	50,000	50,298
2.30%, 7/25/2018	50,000	50,676
PNC Funding Corp.:
2.70%, 9/19/2016	15,000	15,297
5.13%, 2/8/2020	50,000	55,722
Royal Bank of Canada:
1.45%, 9/9/2016 (b)	9,000	9,065
2.20%, 7/27/2018	15,000	15,226
2.63%, 12/15/2015 (b)	50,000	50,490
Royal Bank of Scotland PLC:
1.88%, 3/31/2017	50,000	49,860
5.63%, 8/24/2020	50,000	56,525
6.40%, 10/21/2019	25,000	27,790
Societe Generale SA:
2.63%, 10/1/2018	50,000	50,749
2.75%, 10/12/2017	50,000	51,069
Svenska Handelsbanken AB 3.13%, 7/12/2016	50,000	51,171
Toronto-Dominion Bank:
2.25%, 11/5/2019 (b)	50,000	49,941
2.38%, 10/19/2016	15,000	15,297
US Bancorp:
2.20%, 4/25/2019	25,000	25,109
3.70%, 1/30/2024	25,000	25,765
Wells Fargo & Co.:
2.15%, 1/30/2020	50,000	49,507
5.63%, 12/11/2017	15,000	16,465
Westpac Banking Corp.:
1.20%, 5/19/2017	75,000	74,876
1.60%, 1/12/2018	30,000	29,930
3.00%, 8/4/2015	7,000	7,016

		1,877,178

BEVERAGES — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	5,000	7,310
Diageo Capital PLC:
1.50%, 5/11/2017	30,000	30,050
2.63%, 4/29/2023	15,000	14,252
Dr. Pepper Snapple Group, Inc.:
2.90%, 1/15/2016	15,000	15,167
6.82%, 5/1/2018	25,000	28,306
7.45%, 5/1/2038	25,000	33,818
Molson Coors Brewing Co. 5.00%, 5/1/2042	47,000	45,171
PepsiCo, Inc. 3.13%, 11/1/2020	15,000	15,451

		189,525

BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
2.30%, 6/15/2016 (b)	50,000	50,598
5.15%, 11/15/2041	20,000	20,425
6.38%, 6/1/2037	7,000	8,198
Celgene Corp. 3.95%, 10/15/2020	15,000	15,783
Gilead Sciences, Inc.:
3.50%, 2/1/2025	35,000	34,988
4.50%, 4/1/2021	15,000	16,372
4.50%, 2/1/2045	10,000	9,883
4.80%, 4/1/2044	25,000	25,616

		181,863

BUILDING PRODUCTS — 0.2%
Owens Corning:
4.20%, 12/15/2022	35,000	35,580
7.00%, 12/1/2036	7,000	8,001

		43,581

CAPITAL MARKETS — 1.2%
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	15,000	16,890
7.30%, 6/28/2019	7,000	8,290
Bank of New York Mellon Corp.:
2.30%, 9/11/2019	25,000	25,021
3.40%, 5/15/2024	15,000	15,074
BlackRock, Inc. 3.50%, 3/18/2024	25,000	25,273
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,368
3.63%, 2/7/2016	50,000	50,810
3.63%, 1/22/2023	15,000	14,991
Jefferies Group LLC:
3.88%, 11/9/2015 (b)	15,000	15,126
5.13%, 1/20/2023 (b)	10,000	10,245
6.50%, 1/20/2043 (b)	5,000	4,801
Morgan Stanley:
2.65%, 1/27/2020	50,000	49,896
6.25%, 8/9/2026	10,000	11,918
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	50,000	49,451

		313,154

CHEMICALS — 3.3%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	14,522
6.13%, 1/15/2041	7,000	7,877
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	4,000	4,050
4.38%, 8/21/2019	15,000	16,204
Airgas, Inc. 3.25%, 10/1/2015	30,000	30,112
CF Industries, Inc. 6.88%, 5/1/2018	30,000	33,748
Dow Chemical Co.:
2.50%, 2/15/2016	25,000	25,237

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

4.38%, 11/15/2042	$10,000	$8,974
7.38%, 11/1/2029	15,000	18,818
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023 (b)	25,000	24,222
4.15%, 2/15/2043 (b)	10,000	9,461
5.75%, 3/15/2019	50,000	56,228
6.00%, 7/15/2018	15,000	16,810
Eastman Chemical Co.:
2.70%, 1/15/2020	5,000	4,983
3.00%, 12/15/2015	7,000	7,063
Ecolab, Inc.:
3.00%, 12/8/2016	50,000	51,271
4.35%, 12/8/2021	25,000	26,768
5.50%, 12/8/2041	15,000	16,273
LYB International Finance BV:
4.00%, 7/15/2023	30,000	30,654
5.25%, 7/15/2043	7,000	7,111
Methanex Corp. 4.25%, 12/1/2024	75,000	74,000
Monsanto Co.:
2.75%, 4/15/2016	7,000	7,088
3.38%, 7/15/2024	10,000	9,541
3.60%, 7/15/2042 (b)	9,000	7,062
Mosaic Co. 4.88%, 11/15/2041	7,000	6,702
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	15,000	16,494
PPG Industries, Inc. 1.90%, 1/15/2016	75,000	75,504
Praxair, Inc.:
1.25%, 11/7/2018	25,000	24,559
2.70%, 2/21/2023	25,000	24,251
RPM International, Inc.:
3.45%, 11/15/2022	15,000	14,446
6.13%, 10/15/2019	57,000	63,440
Sherwin-Williams Co. 1.35%, 12/15/2017	15,000	14,878
Valspar Corp.:
3.30%, 2/1/2025	50,000	48,068
4.40%, 2/1/2045	25,000	22,795

		819,214

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Equifax, Inc. 3.30%, 12/15/2022	30,000	29,273
Pitney Bowes, Inc. 4.63%, 3/15/2024 (b)	50,000	50,596
Republic Services, Inc. 5.25%, 11/15/2021	6,000	6,675
Western Union Co.:
2.88%, 12/10/2017	15,000	15,297
5.25%, 4/1/2020	7,000	7,587

		109,428

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
2.13%, 3/1/2019 (b)	15,000	15,067
3.15%, 3/14/2017	15,000	15,520
5.90%, 2/15/2039	7,000	8,244
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	100,000	103,573

		142,404

CONSUMER FINANCE — 0.1%
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,093

CONTAINERS & PACKAGING — 0.2%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,360
Rock Tenn Co. 4.90%, 3/1/2022	22,000	23,621
Rock-Tenn Co. 3.50%, 3/1/2020	15,000	15,273

		49,254

DIVERSIFIED FINANCIAL SERVICES — 5.4%
ABB Finance USA, Inc. 4.38%, 5/8/2042	15,000	14,773
Air Lease Corp.:
2.13%, 1/15/2018	25,000	24,804
3.38%, 1/15/2019 (b)	15,000	15,244
3.88%, 4/1/2021 (b)	7,000	7,106
Alterra Finance LLC 6.25%, 9/30/2020	15,000	17,171
American Express Credit Corp. 2.25%, 8/15/2019	25,000	24,952
American Honda Finance Corp.:
1.13%, 10/7/2016	30,000	30,127
1.55%, 12/11/2017	50,000	50,169
Ameriprise Financial, Inc. 4.00%, 10/15/2023	35,000	36,289
Bank of America Corp.:
3.88%, 3/22/2017	22,000	22,852
4.00%, 4/1/2024	15,000	15,261
Boeing Capital Corp. 2.90%, 8/15/2018 (b)	4,000	4,160
Capital One Bank USA NA 1.20%, 2/13/2017	50,000	49,691
Capital One Financial Corp.:
4.75%, 7/15/2021	15,000	16,269
6.75%, 9/15/2017	5,000	5,528
Charles Schwab Corp.:
3.23%, 9/1/2022	15,000	15,067
4.45%, 7/22/2020 (b)	35,000	38,524
Citigroup, Inc.:
2.55%, 4/8/2019	30,000	30,184
3.95%, 6/15/2016 (b)	15,000	15,407
CME Group, Inc.:
3.00%, 3/15/2025	50,000	48,340
5.30%, 9/15/2043	25,000	27,341
General Electric Capital Corp.:
2.20%, 1/9/2020	50,000	49,897
6.75%, 3/15/2032	15,000	19,468
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	50,000	51,041
4.00%, 10/15/2023	25,000	25,884
International Lease Finance Corp. 7.13%, 9/1/2018 (a)	25,000	27,750

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Invesco Finance PLC:
4.00%, 1/30/2024	$22,000	$22,670
5.38%, 11/30/2043	40,000	43,075
JPMorgan Chase & Co.:
1.13%, 2/26/2016	30,000	30,086
3.20%, 1/25/2023	15,000	14,728
5.50%, 10/15/2040	7,000	7,743
Legg Mason, Inc.:
2.70%, 7/15/2019	40,000	39,957
5.63%, 1/15/2044	50,000	52,208
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,722
Nasdaq OMX Group, Inc.:
4.25%, 6/1/2024	25,000	25,264
5.25%, 1/16/2018	9,000	9,734
Nomura Holdings, Inc.:
2.00%, 9/13/2016 (b)	25,000	25,130
2.75%, 3/19/2019 (b)	30,000	30,287
PACCAR Financial Corp.:
0.80%, 2/8/2016	50,000	50,073
2.20%, 9/15/2019	50,000	50,003
Synchrony Financial:
3.00%, 8/15/2019	25,000	25,096
4.25%, 8/15/2024	25,000	24,935
Toyota Motor Credit Corp.:
0.80%, 5/17/2016 (b)	30,000	30,020
1.13%, 5/16/2017	75,000	74,925
UBS AG of Stamford, CT:
1.38%, 8/14/2017	75,000	74,745
2.38%, 8/14/2019	25,000	24,899

		1,355,599

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.:
2.30%, 3/11/2019	10,000	9,972
3.90%, 3/11/2024 (b)	10,000	10,061
British Telecommunications PLC:
1.25%, 2/14/2017 (b)	25,000	24,957
2.35%, 2/14/2019	35,000	35,086
Qwest Corp. 6.88%, 9/15/2033	15,000	15,000
Verizon Communications, Inc.:
2.63%, 2/21/2020	10,000	9,964
5.01%, 8/21/2054	15,000	13,755
5.15%, 9/15/2023	10,000	10,955
Verizon New York, Inc., Series A 7.38%, 4/1/2032	15,000	17,737

		147,487

ELECTRIC UTILITIES — 8.2%
Alabama Power Co. 4.15%, 8/15/2044	15,000	14,287
Ameren Illinois Co.:
3.25%, 3/1/2025	25,000	24,765
4.30%, 7/1/2044	25,000	24,991
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	23,661
5.80%, 10/1/2035	7,000	8,066
Arizona Public Service Co.:
2.20%, 1/15/2020	50,000	49,618
8.75%, 3/1/2019	15,000	18,366
Berkshire Hathaway Energy Co. 3.50%, 2/1/2025	25,000	24,630
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	50,000	47,211
4.50%, 4/1/2044	25,000	24,990
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	35,000	37,931
CMS Energy Corp. 3.88%, 3/1/2024	21,000	21,212
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	24,951
4.63%, 12/1/2054	50,000	48,266
5.38%, 12/15/2015	15,000	15,319
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,512
Consumers Energy Co.:
3.38%, 8/15/2023	15,000	15,250
3.95%, 5/15/2043 (b)	7,000	6,634
4.35%, 8/31/2064	25,000	23,227
Detroit Edison Co. 5.60%, 6/15/2018	15,000	16,682
Dominion Gas Holdings LLC 4.80%, 11/1/2043	5,000	4,796
Dominion Resources, Inc. 3.63%, 12/1/2024	10,000	9,859
DTE Electric Co. 3.70%, 3/15/2045	55,000	49,815
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	8,416
Duke Energy Corp. 3.75%, 4/15/2024	10,000	10,106
Duke Energy Progress, Inc.:
4.15%, 12/1/2044	10,000	9,634
4.38%, 3/30/2044	25,000	25,010
Entergy Corp.:
3.63%, 9/15/2015	50,000	50,195
5.13%, 9/15/2020 (b)	25,000	26,977
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	7,000	8,067
Entergy Louisiana LLC 4.95%, 1/15/2045	50,000	48,978
Exelon Generation Co. LLC 6.20%, 10/1/2017	15,000	16,383
Florida Power & Light Co.:
4.05%, 10/1/2044	75,000	72,228
4.13%, 2/1/2042	7,000	6,837
Georgia Power Co. 5.65%, 3/1/2037	7,000	7,905
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	23,599
Kansas City Power & Light Co. 3.15%, 3/15/2023 (b)	15,000	14,594
Kentucky Utilities Co.:
4.65%, 11/15/2043	25,000	25,988
5.13%, 11/1/2040	7,000	7,737
National Fuel Gas Co. 3.75%, 3/1/2023	25,000	23,053

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	$50,000	$49,646
Nisource Finance Corp.:
5.65%, 2/1/2045	7,000	7,842
5.95%, 6/15/2041	7,000	8,015
NSTAR Electric Co. 4.40%, 3/1/2044	10,000	9,964
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	25,000	23,077
4.55%, 3/15/2044	55,000	55,239
5.25%, 5/15/2041	7,000	7,652
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	50,000	51,104
4.75%, 2/15/2044	67,000	68,550
Peco Energy Co. 4.15%, 10/1/2044 (b)	15,000	14,452
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	27,919
PG&E Corp. 2.40%, 3/1/2019	50,000	49,897
Potomac Electric Power Co.:
3.60%, 3/15/2024	35,000	35,629
4.15%, 3/15/2043	70,000	67,512
7.90%, 12/15/2038	10,000	14,514
PPL Capital Funding, Inc. 3.95%, 3/15/2024	25,000	25,607
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	9,596
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	15,984
Public Service Co. of Colorado 4.30%, 3/15/2044 (b)	20,000	20,090
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	50,000	49,759
5.50%, 3/1/2040 (b)	4,000	4,656
South Carolina Electric & Gas Co. 6.05%, 1/15/2038 (b)	15,000	17,744
Southern California Edison Co.:
1.85%, 2/1/2022	25,000	24,787
2.40%, 2/1/2022	50,000	48,411
3.60%, 2/1/2045 (b)	75,000	66,649
4.65%, 10/1/2043	15,000	15,665
Southern Co. 2.15%, 9/1/2019	50,000	49,295
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	16,538
Union Electric Co. 3.50%, 4/15/2024	15,000	15,262
Westar Energy, Inc.:
4.10%, 4/1/2043	75,000	71,733
4.13%, 3/1/2042	15,000	14,419
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	50,000	50,331
4.25%, 6/1/2044	25,000	24,501
5.70%, 12/1/2036	7,000	8,176
Wisconsin Power & Light Co. 5.00%, 7/15/2019	15,000	16,427
Wisconsin Public Service Corp.:
3.67%, 12/1/2042	50,000	44,650
4.75%, 11/1/2044	30,000	31,703

		2,069,741

ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.:
2.63%, 12/1/2021 (b)	25,000	24,848
2.63%, 2/15/2023	25,000	24,109
4.25%, 11/15/2020	15,000	16,188
5.25%, 11/15/2039	15,000	16,531
Roper Industries, Inc. 6.25%, 9/1/2019	15,000	17,035
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	49,774

		148,485

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp.:
2.55%, 1/30/2019 (b)	15,000	15,086
4.00%, 2/1/2022	10,000	10,223
Arrow Electronics, Inc.:
5.13%, 3/1/2021 (b)	25,000	26,966
6.00%, 4/1/2020	50,000	55,705
Corning, Inc. 5.75%, 8/15/2040	54,000	61,248

		169,228

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 5.95%, 6/1/2041	7,000	7,212
Halliburton Co.:
4.50%, 11/15/2041 (b)	7,000	6,901
6.70%, 9/15/2038	7,000	8,654
Nabors Industries, Inc.:
5.10%, 9/15/2023 (b)	5,000	4,906
9.25%, 1/15/2019	15,000	17,318
National Oilwell Varco, Inc.:
2.60%, 12/1/2022 (b)	47,000	44,304
3.95%, 12/1/2042 (b)	22,000	19,008

		108,303

ENVIRONMENTAL CONTROL — 0.0%
Republic Services, Inc. 6.20%, 3/1/2040	10,000	11,926

FOOD & STAPLES RETAILING — 1.0%
Costco Wholesale Corp.:
1.70%, 12/15/2019 (b)	15,000	14,791
2.25%, 2/15/2022	50,000	48,551
5.50%, 3/15/2017	7,000	7,527
CVS Health Corp.:
2.75%, 12/1/2022	15,000	14,380
3.38%, 8/12/2024	15,000	14,587
6.13%, 8/15/2016	6,000	6,343
Kroger Co.:
3.85%, 8/1/2023	15,000	15,219
6.15%, 1/15/2020	15,000	17,177
Sysco Corp.:
3.00%, 10/2/2021 (b)	50,000	50,337
6.63%, 3/17/2039	7,000	9,188
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017	30,000	30,033

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.20%, 4/15/2038	$6,000	$7,482
Walgreen Co. 5.25%, 1/15/2019	10,000	10,933

		246,548

FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	25,000	23,194
5.77%, 3/1/2041 (b)	35,000	41,267
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	76,734
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	48,641
4.25%, 4/15/2021	7,000	7,470
ConAgra Foods, Inc.:
6.63%, 8/15/2039	7,000	7,440
7.00%, 4/15/2019	25,000	28,098
Delhaize Group SA 5.70%, 10/1/2040	7,000	7,168
General Mills, Inc.:
3.65%, 2/15/2024	12,000	12,187
5.70%, 2/15/2017	15,000	16,021
Hershey Co.:
2.63%, 5/1/2023	25,000	24,291
4.13%, 12/1/2020	15,000	16,364
JM Smucker Co. 2.50%, 3/15/2020 (a)(b)	100,000	99,302
Kellogg Co. 7.45%, 4/1/2031	5,000	6,216
Kraft Foods Group, Inc. 5.00%, 6/4/2042 (b)	5,000	4,933
Mondelez International, Inc.:
2.25%, 2/1/2019 (b)	50,000	50,103
4.00%, 2/1/2024	15,000	15,424
6.13%, 2/1/2018	10,000	11,075
Tyson Foods, Inc. 2.65%, 8/15/2019	25,000	25,116
Unilever Capital Corp. 2.75%, 2/10/2016 (b)	50,000	50,701

		571,745

GAS UTILITIES — 1.2%
AGL Capital Corp.:
3.50%, 9/15/2021	35,000	36,028
4.40%, 6/1/2043	60,000	57,466
5.25%, 8/15/2019	15,000	16,588
Atmos Energy Corp.:
4.15%, 1/15/2043	35,000	33,330
6.35%, 6/15/2017	15,000	16,431
ONE Gas, Inc.:
2.07%, 2/1/2019	50,000	49,900
3.61%, 2/1/2024	25,000	25,371
4.66%, 2/1/2044	25,000	25,657
Southern California Gas Co.:
4.45%, 3/15/2044	20,000	20,479
5.45%, 4/15/2018 (b)	10,000	11,076

		292,326

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Baxter International, Inc. 6.25%, 12/1/2037	7,000	8,693
Becton Dickinson and Co.:
1.80%, 12/15/2017	50,000	49,954
3.73%, 12/15/2024	20,000	19,873
4.69%, 12/15/2044	10,000	9,663
Boston Scientific Corp.:
6.00%, 1/15/2020	50,000	56,166
7.38%, 1/15/2040	5,000	6,159
C.R. Bard, Inc. 4.40%, 1/15/2021	7,000	7,449
Medtronic, Inc. 4.50%, 3/15/2042	15,000	14,652
St. Jude Medical, Inc. 2.50%, 1/15/2016 (b)	10,000	10,106
Stryker Corp. 2.00%, 9/30/2016 (b)	15,000	15,197
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	50,000	49,562
5.75%, 11/30/2039	7,000	7,537

		255,011

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Aetna, Inc.:
3.95%, 9/1/2020 (b)	7,000	7,340
6.63%, 6/15/2036	7,000	8,506
Anthem, Inc. 3.13%, 5/15/2022	15,000	14,628
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	24,817
3.50%, 11/15/2024	25,000	24,540
4.50%, 11/15/2044	10,000	9,274
CIGNA Corp.:
4.00%, 2/15/2022	50,000	51,319
5.38%, 2/15/2042	25,000	26,274
Express Scripts Holding Co. 3.13%, 5/15/2016	56,000	56,920
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,092
4.95%, 10/1/2044	15,000	14,834
8.15%, 6/15/2038 (b)	7,000	9,547
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	10,000	10,679
Quest Diagnostics, Inc. 4.25%, 4/1/2024	15,000	15,285
UnitedHealth Group, Inc.:
3.88%, 10/15/2020	15,000	15,841
4.25%, 3/15/2043 (b)	25,000	23,553

		363,449

HOTELS, RESTAURANTS & LEISURE — 1.4%
Carnival Corp.:
1.20%, 2/5/2016	25,000	25,031
1.88%, 12/15/2017	25,000	24,950
3.95%, 10/15/2020	25,000	26,217
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	25,875
6.38%, 6/15/2017	15,000	16,295

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

McDonald’s Corp. 5.35%, 3/1/2018	$6,000	$6,569
Starbucks Corp. 6.25%, 8/15/2017	10,000	11,094
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	75,000	72,131
6.75%, 5/15/2018	22,000	24,643
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,077
3.90%, 3/1/2023	75,000	72,892
4.25%, 3/1/2022	15,000	15,013
Yum! Brands, Inc.:
3.88%, 11/1/2020 (b)	15,000	15,523
6.88%, 11/15/2037	10,000	11,307

		362,617

HOUSEHOLD DURABLES — 0.4%
Newell Rubbermaid, Inc. 4.00%, 12/1/2024	50,000	49,672
Whirlpool Corp.:
3.70%, 5/1/2025	25,000	24,626
4.85%, 6/15/2021	15,000	16,224

		90,522

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.:
3.50%, 12/15/2024	10,000	9,776
3.80%, 11/15/2021	15,000	15,666
5.95%, 10/15/2017	30,000	32,893
Colgate-Palmolive Co.:
0.90%, 5/1/2018	50,000	49,591
3.15%, 8/5/2015	7,000	7,016
Kimberly-Clark Corp.:
3.70%, 6/1/2043 (b)	15,000	13,163
6.25%, 7/15/2018	7,000	7,940

		136,045

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
TransAlta Corp.:
1.90%, 6/3/2017	75,000	74,385
6.65%, 5/15/2018	15,000	16,519

		90,904

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.:
1.38%, 9/29/2016	65,000	65,592
3.88%, 6/15/2044	15,000	14,134
Eaton Electric Holdings LLC 2.38%, 1/15/2016	7,000	7,062
Koninklijke Philips NV:
3.75%, 3/15/2022	25,000	25,096
5.00%, 3/15/2042	25,000	24,556
6.88%, 3/11/2038	7,000	8,422
Pentair Finance SA:
1.35%, 12/1/2015	30,000	30,040
3.15%, 9/15/2022	25,000	23,931
5.00%, 5/15/2021	15,000	16,421
Tyco Electronics Group SA:
2.38%, 12/17/2018	50,000	50,374
3.45%, 8/1/2024	25,000	25,011
4.88%, 1/15/2021	15,000	16,483

		307,122

INSURANCE — 6.3%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	6,737
3.35%, 5/15/2024	25,000	24,802
4.15%, 3/13/2043	7,000	6,643
Aflac, Inc. 6.45%, 8/15/2040	15,000	17,988
Allstate Corp.:
3.15%, 6/15/2023	15,000	14,912
4.50%, 6/15/2043 (b)	65,000	65,286
American International Group, Inc.:
3.38%, 8/15/2020	25,000	25,828
4.50%, 7/16/2044	25,000	23,673
6.40%, 12/15/2020	6,000	7,120
Aon Corp. 3.13%, 5/27/2016	10,000	10,199
Aon PLC:
3.50%, 6/14/2024	25,000	24,558
4.60%, 6/14/2044	25,000	23,579
Assurant, Inc. 6.75%, 2/15/2034	40,000	46,693
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	29,863
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	25,000	25,119
CNA Financial Corp.:
5.75%, 8/15/2021	7,000	7,911
5.88%, 8/15/2020	50,000	56,578
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	36,000	33,659
5.50%, 10/15/2016	50,000	52,616
Lincoln National Corp.:
4.00%, 9/1/2023	45,000	45,929
6.25%, 2/15/2020	7,000	8,031
Loews Corp.:
2.63%, 5/15/2023	35,000	33,293
4.13%, 5/15/2043	35,000	31,181
6.00%, 2/1/2035	7,000	7,970
Markel Corp. 7.13%, 9/30/2019	15,000	17,496
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	50,000	50,042
4.05%, 10/15/2023	7,000	7,266
4.80%, 7/15/2021	15,000	16,510
MetLife, Inc.:
3.60%, 4/10/2024 (b)	25,000	25,085
5.70%, 6/15/2035	50,000	57,186
6.75%, 6/1/2016	50,000	52,655
6.82%, 8/15/2018	7,000	8,051
Principal Financial Group, Inc.:
3.13%, 5/15/2023 (b)	50,000	48,436
4.35%, 5/15/2043	50,000	45,897
8.88%, 5/15/2019	15,000	18,396
Progressive Corp.:
3.75%, 8/23/2021	15,000	15,948
4.35%, 4/25/2044	25,000	24,309

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Prudential Financial, Inc.:
2.35%, 8/15/2019 (b)	$50,000	$49,847
4.60%, 5/15/2044 (b)	35,000	33,530
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	25,000	27,383
Reinsurance Group of America, Inc.:
4.70%, 9/15/2023	75,000	78,883
6.45%, 11/15/2019	15,000	17,186
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	32,000	41,778
Travelers Cos., Inc.:
3.90%, 11/1/2020	15,000	16,098
4.60%, 8/1/2043	15,000	15,304
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	18,464
Unum Group:
4.00%, 3/15/2024	5,000	5,042
7.13%, 9/30/2016	15,000	16,060
Voya Financial, Inc.:
2.90%, 2/15/2018	15,000	15,384
5.50%, 7/15/2022	40,000	44,730
5.70%, 7/15/2043	32,000	35,763
W.R. Berkley Corp.:
4.75%, 8/1/2044	35,000	32,789
6.25%, 2/15/2037	15,000	16,983
Willis Group Holdings PLC 5.75%, 3/15/2021	50,000	56,104
XL Group PLC 6.38%, 11/15/2024	15,000	17,717
XLIT, Ltd.:
2.30%, 12/15/2018	25,000	25,154
5.75%, 10/1/2021	15,000	17,152

		1,598,796

INTERNET & CATALOG RETAIL — 0.2%
Expedia, Inc.:
4.50%, 8/15/2024 (b)	50,000	50,312
5.95%, 8/15/2020	10,000	11,101

		61,413

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc. 2.50%, 11/29/2022	25,000	23,719
Baidu, Inc. 2.25%, 11/28/2017 (b)	50,000	50,270
Google, Inc.:
2.13%, 5/19/2016 (b)	15,000	15,224
3.63%, 5/19/2021	15,000	15,936

		105,149

IT SERVICES — 1.2%
Fidelity National Information Services, Inc. 1.45%, 6/5/2017	50,000	49,727
Fiserv, Inc. 4.63%, 10/1/2020	30,000	32,459
Lender Processing Services, Inc. 5.75%, 4/15/2023	83,000	87,980
MasterCard, Inc.:
2.00%, 4/1/2019	25,000	25,019
3.38%, 4/1/2024	40,000	40,578
Xerox Corp.:
3.80%, 5/15/2024	5,000	4,787
4.50%, 5/15/2021 (b)	13,000	13,699
6.40%, 3/15/2016	50,000	51,861

		306,110

LEISURE PRODUCTS — 0.3%
Hasbro, Inc. 3.15%, 5/15/2021	50,000	49,395
Mattel, Inc.:
2.35%, 5/6/2019	5,000	4,967
2.50%, 11/1/2016	6,000	6,084
6.20%, 10/1/2040	3,000	3,149

		63,595

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	15,000	15,185

MACHINERY — 2.4%
Caterpillar, Inc. 3.90%, 5/27/2021	15,000	15,978
Cummins, Inc.:
3.65%, 10/1/2023	17,000	17,555
7.13%, 3/1/2028	7,000	9,252
Danaher Corp. 5.40%, 3/1/2019	40,000	44,591
Deere & Co. 5.38%, 10/16/2029 (b)	7,000	8,246
Dover Corp. 5.38%, 3/1/2041	10,000	11,231
Eaton Corp.:
1.50%, 11/2/2017	50,000	49,841
2.75%, 11/2/2022	7,000	6,771
6.95%, 3/20/2019 (b)	7,000	8,078
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	25,431
3.90%, 9/1/2042 (b)	25,000	23,058
4.88%, 9/15/2041	7,000	7,406
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	77,432
6.88%, 8/15/2018	10,000	11,405
Parker Hannifin Corp.:
4.45%, 11/21/2044	25,000	25,071
5.50%, 5/15/2018 (b)	15,000	16,571
6.25%, 5/15/2038	7,000	8,736
Parker-Hannifin Corp. 3.30%, 11/21/2024	25,000	25,031
Rockwell Automation, Inc.:
2.05%, 3/1/2020	50,000	49,562
2.88%, 3/1/2025	25,000	24,158
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	25,000	24,586
5.20%, 9/1/2040	35,000	36,913
Xylem, Inc.:
3.55%, 9/20/2016	34,000	34,906
4.88%, 10/1/2021	50,000	53,745

		615,554

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

MEDIA — 3.0%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	$50,000	$48,822
6.20%, 12/15/2034	15,000	17,527
CBS Corp. 7.88%, 7/30/2030	7,000	9,101
CC Holdings GS V LLC 3.85%, 4/15/2023	100,000	96,945
Comcast Corp. 4.65%, 7/15/2042	15,000	14,995
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.00%, 3/1/2021 (b)	25,000	27,007
6.38%, 3/1/2041	7,000	7,610
Discovery Communications LLC:
3.25%, 4/1/2023 (b)	35,000	33,412
4.88%, 4/1/2043 (b)	15,000	13,453
5.63%, 8/15/2019	10,000	11,081
Grupo Televisa SAB 8.50%, 3/11/2032	5,000	6,627
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	15,000	15,125
4.00%, 3/15/2022	15,000	15,234
4.20%, 4/15/2024	75,000	75,909
NBCUniversal Media LLC 5.15%, 4/30/2020	22,000	24,660
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	51,034
6.25%, 7/15/2019	15,000	17,038
Time Warner Cable, Inc.:
4.50%, 9/15/2042 (b)	10,000	8,217
5.00%, 2/1/2020	25,000	26,872
6.55%, 5/1/2037	15,000	15,636
6.75%, 7/1/2018	25,000	27,980
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	24,412
4.70%, 1/15/2021	15,000	16,111
5.35%, 12/15/2043	10,000	10,416
Viacom, Inc.:
4.25%, 9/15/2015	7,000	7,052
4.85%, 12/15/2034 (b)	20,000	18,453
Walt Disney Co.:
0.45%, 12/1/2015	7,000	6,997
1.10%, 12/1/2017 (b)	50,000	49,776
2.35%, 12/1/2022	7,000	6,765
2.75%, 8/16/2021	7,000	7,067
4.13%, 6/1/2044 (b)	15,000	14,708
WPP Finance 2010 3.75%, 9/19/2024	25,000	24,779

		750,821

METALS & MINING — 2.6%
Barrick Gold Corp. 4.10%, 5/1/2023 (b)	35,000	33,983
Barrick North America Finance LLC:
4.40%, 5/30/2021	50,000	50,968
5.75%, 5/1/2043	30,000	28,862
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023	25,000	25,668
5.00%, 9/30/2043 (b)	25,000	25,996
6.50%, 4/1/2019	10,000	11,567
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	49,726
Kinross Gold Corp. 5.95%, 3/15/2024	75,000	69,076
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	50,000	47,593
4.88%, 3/15/2042	25,000	20,922
5.88%, 4/1/2035	7,000	6,649
6.25%, 10/1/2039	25,000	24,322
Nucor Corp.:
4.00%, 8/1/2023	25,000	25,245
5.20%, 8/1/2043	25,000	25,174
6.40%, 12/1/2037	7,000	8,132
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	16,011
Rio Tinto Finance USA PLC:
1.63%, 8/21/2017 (b)	50,000	49,933
2.25%, 12/14/2018 (b)	25,000	25,126
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	15,000	15,314
Southern Copper Corp.:
5.88%, 4/23/2045	14,000	13,235
7.50%, 7/27/2035	25,000	27,653
Teck Resources, Ltd. 4.75%, 1/15/2022	8,000	7,370
Vale Overseas, Ltd.:
5.63%, 9/15/2019 (b)	25,000	27,071
6.88%, 11/10/2039 (b)	32,000	30,696

		666,292

MULTI-UTILITIES — 1.8%
American Water Capital Corp.:
4.30%, 12/1/2042	60,000	57,733
6.09%, 10/15/2017	10,000	11,006
American Water Capital Corp. (Class C) 3.40%, 3/1/2025	60,000	59,684
Berkshire Hathaway Energy 6.13%, 4/1/2036	10,000	11,696
DTE Energy Co. 2.40%, 12/1/2019	100,000	99,383
Eversource Energy:
3.15%, 1/15/2025	50,000	47,868
4.50%, 11/15/2019	57,000	61,574
Sempra Energy:
2.40%, 3/15/2020	50,000	49,453
3.55%, 6/15/2024	25,000	24,671
6.00%, 10/15/2039	7,000	8,205
United Utilities PLC 6.88%, 8/15/2028	15,000	17,627
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	16,262

		465,162

MULTILINE RETAIL — 0.7%
Kohl’s Corp. 6.88%, 12/15/2037	7,000	8,311
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	50,000	49,776
3.88%, 1/15/2022	7,000	7,233

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.70%, 7/15/2034	$7,000	$8,286
Nordstrom, Inc. 4.00%, 10/15/2021	15,000	15,884
Target Corp.:
2.30%, 6/26/2019 (b)	50,000	50,671
4.00%, 7/1/2042	50,000	47,295

		187,456

OIL, GAS & CONSUMABLE FUELS — 9.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	7,000	7,389
6.45%, 9/15/2036	22,000	25,344
Baker Hughes, Inc.:
3.20%, 8/15/2021	65,000	65,596
5.13%, 9/15/2040	25,000	26,096
Boardwalk Pipelines LP:
4.95%, 12/15/2024	50,000	48,587
5.88%, 11/15/2016	7,000	7,303
BP Capital Markets PLC 3.25%, 5/6/2022	15,000	15,019
Buckeye Partners LP 2.65%, 11/15/2018	10,000	9,811
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	50,000	49,393
3.90%, 2/1/2025	35,000	34,220
6.50%, 2/15/2037	15,000	16,939
Cenovus Energy, Inc.:
3.80%, 9/15/2023 (b)	50,000	48,845
5.20%, 9/15/2043	25,000	23,853
5.70%, 10/15/2019	15,000	16,696
6.75%, 11/15/2039	7,000	7,889
Chevron Corp. 4.95%, 3/3/2019 (b)	10,000	11,047
ConocoPhillips 6.50%, 2/1/2039	10,000	12,348
Continental Resources, Inc. 3.80%, 6/1/2024 (b)	10,000	9,075
Devon Energy Corp.:
4.75%, 5/15/2042	40,000	38,175
6.30%, 1/15/2019	50,000	56,345
Diamond Offshore Drilling, Inc.:
4.88%, 11/1/2043 (b)	50,000	39,687
5.88%, 5/1/2019	15,000	16,649
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	8,278
Enable Midstream Partners LP:
2.40%, 5/15/2019 (a)	25,000	23,987
3.90%, 5/15/2024 (a)(b)	75,000	68,970
Enbridge Energy Partners LP:
4.20%, 9/15/2021	25,000	25,557
5.50%, 9/15/2040	50,000	47,250
Enbridge, Inc.:
3.50%, 6/10/2024 (b)	60,000	55,479
4.50%, 6/10/2044 (b)	25,000	20,252
EnCana Corp. 3.90%, 11/15/2021 (b)	15,000	15,305
Encana Corp.:
6.50%, 8/15/2034	50,000	52,687
6.50%, 2/1/2038	10,000	10,458
Energy Transfer Partners LP:
5.20%, 2/1/2022	50,000	52,095
9.00%, 4/15/2019	7,000	8,388
EnLink Midstream Partners LP:
2.70%, 4/1/2019	25,000	24,493
5.60%, 4/1/2044 (b)	50,000	48,454
Ensco PLC 4.70%, 3/15/2021 (b)	15,000	15,240
Enterprise Products Operating LLC:
3.35%, 3/15/2023 (b)	15,000	14,587
4.85%, 3/15/2044	15,000	14,067
EOG Resources, Inc.:
2.45%, 4/1/2020	50,000	50,047
4.40%, 6/1/2020	15,000	16,290
EQT Corp.:
4.88%, 11/15/2021	50,000	52,499
6.50%, 4/1/2018	15,000	16,502
Hess Corp.:
5.60%, 2/15/2041	15,000	15,220
7.88%, 10/1/2029	7,000	8,759
Husky Energy, Inc. 4.00%, 4/15/2024	10,000	9,757
Kinder Morgan Energy Partners LP:
4.30%, 5/1/2024	20,000	19,378
6.50%, 9/1/2039	5,000	5,047
Magellan Midstream Partners LP:
5.15%, 10/15/2043	50,000	49,980
6.55%, 7/15/2019	15,000	17,116
Marathon Petroleum Corp. 5.13%, 3/1/2021 (b)	15,000	16,381
Murphy Oil Corp. 7.05%, 5/1/2029	15,000	16,563
Noble Energy, Inc.:
4.15%, 12/15/2021	15,000	15,474
5.25%, 11/15/2043	35,000	33,737
8.25%, 3/1/2019	7,000	8,313
Noble Holding International, Ltd.:
4.63%, 3/1/2021 (b)	40,000	39,501
6.20%, 8/1/2040 (b)	5,000	4,067
ONEOK Partners LP 3.25%, 2/1/2016 (b)	9,000	9,085
Petro-Canada 6.05%, 5/15/2018	7,000	7,757
Phillips 66 4.88%, 11/15/2044	50,000	47,838
Phillips 66 Partners LP:
2.65%, 2/15/2020	25,000	24,537
3.61%, 2/15/2025	25,000	23,577
4.68%, 2/15/2045 (b)	10,000	8,778
Pioneer Natural Resources Co. 3.95%, 7/15/2022 (b)	100,000	100,392
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/2044	15,000	13,670
5.75%, 1/15/2020	15,000	16,753
Rowan Cos., Inc. 7.88%, 8/1/2019	10,000	11,291
Sasol Financing International PLC 4.50%, 11/14/2022	75,000	76,060

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Schlumberger Investment SA 3.65%, 12/1/2023	$50,000	$51,301
SESI LLC 7.13%, 12/15/2021	110,000	116,600
Shell International Finance BV 4.30%, 9/22/2019	7,000	7,596
Southern Natural Gas Co. 8.00%, 3/1/2032	7,000	8,119
Southwestern Energy Co.:
4.10%, 3/15/2022	50,000	48,754
7.50%, 2/1/2018	30,000	33,533
Spectra Energy Capital LLC:
4.60%, 6/15/2021	18,000	19,229
8.00%, 10/1/2019	15,000	17,755
Suncor Energy, Inc. 6.50%, 6/15/2038	10,000	12,046
Sunoco Logistics Partners Operations LP:
4.65%, 2/15/2022	4,000	4,107
4.95%, 1/15/2043	15,000	13,123
Talisman Energy, Inc.:
5.50%, 5/15/2042 (b)	7,000	6,219
5.85%, 2/1/2037	7,000	6,512
Total Capital SA 4.25%, 12/15/2021	7,000	7,626
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	25,000	25,027
5.00%, 10/16/2043	10,000	9,966
6.20%, 10/15/2037	7,000	7,985
Valero Energy Corp.:
3.65%, 3/15/2025	25,000	24,293
4.90%, 3/15/2045	50,000	47,005
6.63%, 6/15/2037	7,000	7,927
Weatherford International LLC 6.35%, 6/15/2017	15,000	15,956
Western Gas Partners LP:
2.60%, 8/15/2018	25,000	25,077
5.38%, 6/1/2021	25,000	27,086
5.45%, 4/1/2044	10,000	9,617
Williams Cos., Inc. 7.50%, 1/15/2031	15,000	16,342
Williams Partners LP 4.13%, 11/15/2020	22,000	22,819
XTO Energy, Inc. 6.25%, 8/1/2017	15,000	16,574

		2,434,416

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp. 4.40%, 4/1/2022	50,000	50,466
International Paper Co.:
4.75%, 2/15/2022	15,000	16,184
4.80%, 6/15/2044	10,000	9,233

		75,883

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	21,629
6.00%, 5/15/2037	15,000	17,483

		39,112

PHARMACEUTICALS — 2.5%
Abbott Laboratories:
4.13%, 5/27/2020	50,000	53,661
6.15%, 11/30/2037	7,000	8,572
AbbVie, Inc. 4.40%, 11/6/2042	15,000	14,108
AstraZeneca PLC:
4.00%, 9/18/2042	5,000	4,630
5.90%, 9/15/2017	7,000	7,696
Bristol-Myers Squibb Co. 3.25%, 11/1/2023 (b)	25,000	25,302
Eli Lilly & Co. 5.20%, 3/15/2017	15,000	16,052
Express Scripts Holding Co. 3.50%, 6/15/2024	25,000	24,316
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017 (b)	10,000	10,075
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	7,000	7,893
Johnson & Johnson 5.85%, 7/15/2038 (b)	32,000	39,898
McKesson Corp. 4.75%, 3/1/2021	15,000	16,242
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	15,935
Merck & Co., Inc.:
1.85%, 2/10/2020 (b)	50,000	49,500
3.70%, 2/10/2045	25,000	22,224
3.88%, 1/15/2021	15,000	15,956
Mylan, Inc. 2.60%, 6/24/2018	105,000	105,617
Novartis Capital Corp.:
3.40%, 5/6/2024	25,000	25,316
4.40%, 5/6/2044	25,000	25,401
Pfizer, Inc.:
0.90%, 1/15/2017	15,000	14,991
1.50%, 6/15/2018	7,000	6,997
3.00%, 6/15/2023 (b)	7,000	6,895
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022	50,000	48,258
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	50,000	48,948
Zoetis, Inc.:
3.25%, 2/1/2023	15,000	14,476
4.70%, 2/1/2043	5,000	4,761

		633,720

REAL ESTATE — 0.3%
Brandywine Operating Partnership LP 4.10%, 10/1/2024	10,000	9,860
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	51,275
UDR, Inc. 3.75%, 7/1/2024	25,000	24,747

		85,882

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	10,000	9,964
4.60%, 4/1/2022	30,000	31,223

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

American Tower Corp.:
3.40%, 2/15/2019	$50,000	$51,150
4.50%, 1/15/2018	15,000	15,868
AvalonBay Communities, Inc.:
3.50%, 11/15/2024 (b)	50,000	49,470
3.63%, 10/1/2020	25,000	25,922
5.70%, 3/15/2017	15,000	16,073
BioMed Realty LP 2.63%, 5/1/2019	100,000	99,624
Boston Properties LP 4.13%, 5/15/2021	15,000	15,920
Brandywine Operating Partnership LP 4.55%, 10/1/2029	25,000	24,781
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	100,000	98,562
Camden Property Trust:
3.50%, 9/15/2024	50,000	47,961
4.63%, 6/15/2021	53,000	56,973
DDR Corp.:
3.38%, 5/15/2023	30,000	28,677
3.63%, 2/1/2025	50,000	47,620
4.75%, 4/15/2018	30,000	31,862
Digital Realty Trust LP 3.63%, 10/1/2022	20,000	19,489
Duke Realty LP:
3.75%, 12/1/2024	25,000	24,640
3.88%, 2/15/2021	75,000	77,598
ERP Operating LP:
2.38%, 7/1/2019	75,000	74,991
4.50%, 7/1/2044	25,000	23,937
Essex Portfolio LP 3.88%, 5/1/2024	25,000	25,256
Federal Realty Investment Trust 4.50%, 12/1/2044	45,000	43,418
HCP, Inc.:
3.75%, 2/1/2019 (b)	22,000	22,819
5.38%, 2/1/2021	7,000	7,678
Health Care REIT, Inc.:
2.25%, 3/15/2018	50,000	50,268
5.13%, 3/15/2043	25,000	24,644
6.13%, 4/15/2020	30,000	34,255
Hospitality Properties Trust:
4.50%, 3/15/2025	50,000	49,285
5.00%, 8/15/2022	30,000	31,225
Host Hotels & Resorts LP:
3.75%, 10/15/2023	65,000	63,707
6.00%, 10/1/2021	22,000	25,045
Kilroy Realty LP:
4.25%, 8/15/2029	50,000	49,818
5.00%, 11/3/2015	15,000	15,173
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	49,924
4.30%, 2/1/2018	15,000	15,855
Mack-Cali Realty LP:
2.50%, 12/15/2017 (b)	75,000	75,020
3.15%, 5/15/2023	50,000	44,387
7.75%, 8/15/2019 (b)	15,000	17,223
National Retail Properties, Inc.:
3.80%, 10/15/2022	30,000	30,344
3.90%, 6/15/2024	25,000	24,936
Realty Income Corp.:
3.88%, 7/15/2024	50,000	50,152
6.75%, 8/15/2019	15,000	17,336
Select Income REIT 4.50%, 2/1/2025	50,000	47,987
Simon Property Group LP:
3.38%, 10/1/2024	25,000	24,590
4.25%, 10/1/2044 (b)	25,000	23,325
6.13%, 5/30/2018	15,000	16,836
UDR, Inc. 4.25%, 6/1/2018	100,000	106,066
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	49,606
3.13%, 11/30/2015	4,000	4,032
4.75%, 6/1/2021	7,000	7,548
Weyerhaeuser Co.:
4.63%, 9/15/2023	15,000	15,925
7.38%, 3/15/2032	65,000	81,300

		2,017,288

ROAD & RAIL — 1.6%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	15,000	14,632
3.40%, 9/1/2024	10,000	9,903
4.45%, 3/15/2043	5,000	4,828
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	15,061
2.95%, 11/21/2024	25,000	24,628
4.50%, 11/7/2043 (b)	25,000	25,633
6.20%, 6/1/2036	7,000	8,764
Canadian Pacific Railway Co. 4.45%, 3/15/2023	15,000	16,015
CSX Corp.:
3.70%, 10/30/2020	15,000	15,760
4.50%, 8/1/2054	25,000	23,298
Kansas City Southern de Mexico SA de CV 3.00%, 5/15/2023	50,000	47,818
Kansas City Southern Railway Co. 4.30%, 5/15/2043 (b)	25,000	23,372
Norfolk Southern Corp.:
2.90%, 2/15/2023	60,000	57,995
3.25%, 12/1/2021	7,000	7,138
Ryder System, Inc.:
2.35%, 2/26/2019	15,000	14,959
2.45%, 9/3/2019	30,000	29,789
Union Pacific Corp.:
3.25%, 1/15/2025	25,000	24,728
3.88%, 2/1/2055	25,000	21,783
4.16%, 7/15/2022	15,000	16,137
4.30%, 6/15/2042	7,000	6,812

		409,053

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Applied Materials, Inc.:
2.65%, 6/15/2016	25,000	25,413
4.30%, 6/15/2021	25,000	26,791
5.85%, 6/15/2041	34,000	38,057

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Broadcom Corp.:
3.50%, 8/1/2024	$50,000	$49,675
4.50%, 8/1/2034 (b)	25,000	24,459
Intel Corp.:
2.70%, 12/15/2022 (b)	50,000	48,794
4.25%, 12/15/2042	25,000	23,450
4.80%, 10/1/2041	10,000	10,041
Lam Research Corp.:
2.75%, 3/15/2020	50,000	49,762
3.80%, 3/15/2025	50,000	48,790
Texas Instruments, Inc.:
0.88%, 3/12/2017	50,000	49,779
2.75%, 3/12/2021	25,000	25,223
Xilinx, Inc.:
2.13%, 3/15/2019 (b)	50,000	49,552
3.00%, 3/15/2021	30,000	30,269

		500,055

SOFTWARE — 0.5%
Adobe Systems, Inc. 3.25%, 2/1/2025	75,000	72,981
CA, Inc. 5.38%, 12/1/2019	15,000	16,477
Oracle Corp.:
1.20%, 10/15/2017	15,000	14,970
6.13%, 7/8/2039	7,000	8,345
Symantec Corp. 3.95%, 6/15/2022	15,000	14,969

		127,742

SPECIALTY RETAIL — 1.9%
AutoZone, Inc.:
2.88%, 1/15/2023	15,000	14,351
3.13%, 7/15/2023	50,000	48,408
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (b)	25,000	24,555
Dollar General Corp. 3.25%, 4/15/2023	47,000	44,477
Gap, Inc. 5.95%, 4/12/2021	30,000	33,382
Home Depot, Inc.:
3.75%, 2/15/2024 (b)	50,000	51,953
5.40%, 9/15/2040	7,000	7,897
Lowe’s Cos., Inc.:
3.75%, 4/15/2021	15,000	15,862
4.25%, 9/15/2044	25,000	24,058
O’Reilly Automotive, Inc.:
3.85%, 6/15/2023	60,000	60,463
4.63%, 9/15/2021	7,000	7,546
QVC, Inc.:
4.45%, 2/15/2025	25,000	24,192
5.13%, 7/2/2022	15,000	15,436
5.95%, 3/15/2043	22,000	20,500
Staples, Inc.:
2.75%, 1/12/2018	40,000	40,194
4.38%, 1/12/2023 (b)	15,000	14,802
TJX Cos., Inc. 6.95%, 4/15/2019	22,000	25,797
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	5,000	4,863
4.80%, 11/18/2044	5,000	4,635

		483,371

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Computer Sciences Corp. 4.45%, 9/15/2022	40,000	40,703
EMC Corp. 3.38%, 6/1/2023 (b)	22,000	22,016
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	4,000	3,990
3.50%, 4/15/2023	6,000	5,814
3.88%, 6/5/2024 (b)	40,000	39,437
Hewlett-Packard Co.:
2.75%, 1/14/2019	50,000	50,457
4.65%, 12/9/2021 (b)	25,000	26,454
International Business Machines Corp. 5.70%, 9/14/2017	25,000	27,416
NetApp, Inc.:
2.00%, 12/15/2017	45,000	45,066
3.38%, 6/15/2021 (b)	50,000	49,195
Seagate HDD Cayman 3.75%, 11/15/2018	50,000	52,017

		362,565

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Cintas Corp. No 2:
2.85%, 6/1/2016	15,000	15,254
3.25%, 6/1/2022	50,000	49,437
Cintas Corp. No. 2 6.15%, 8/15/2036	12,000	14,184
NIKE, Inc.:
2.25%, 5/1/2023 (b)	22,000	21,028
3.63%, 5/1/2043	57,000	51,456
V.F. Corp.:
3.50%, 9/1/2021	20,000	21,084
6.45%, 11/1/2037	7,000	8,884

		181,327

TOBACCO — 0.5%
Altria Group, Inc.:
2.95%, 5/2/2023	15,000	14,285
4.50%, 5/2/2043 (b)	7,000	6,455
5.38%, 1/31/2044 (b)	50,000	52,503
9.25%, 8/6/2019	7,000	8,743
Philip Morris International, Inc.:
1.13%, 8/21/2017	15,000	14,958
3.88%, 8/21/2042	5,000	4,397
Reynolds American, Inc.:
4.75%, 11/1/2042	5,000	4,484
7.75%, 6/1/2018	7,000	7,997
RJ Reynolds Tobacco Co. 3.50%, 8/4/2016 (b)	7,000	7,159

		120,981

TRADING COMPANIES & DISTRIBUTORS — 0.3%
GATX Corp.:
1.25%, 3/4/2017	10,000	9,920
2.38%, 7/30/2018	7,000	7,006
2.50%, 7/30/2019 (b)	30,000	29,565

See accompanying notes to financial statements.

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

2.60%, 3/30/2020	$25,000	$24,421

		70,912

TRANSPORTATION INFRASTRUCTURE — 0.3%
Canadian Pacific Railway Co.:
2.90%, 2/1/2025 (b)	50,000	47,245
5.75%, 3/15/2033	25,000	28,123

		75,368

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV 6.13%, 3/30/2040	10,000	11,489
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	21,000	29,131
Deutsche Telekom International Finance BV 5.75%, 3/23/2016	25,000	25,843
Embarq Corp. 7.08%, 6/1/2016	15,000	15,627
Orange SA:
2.75%, 2/6/2019 (b)	50,000	50,464
5.50%, 2/6/2044 (b)	15,000	15,746
Rogers Communications, Inc. 5.00%, 3/15/2044	15,000	14,769
Telefonica Emisiones SAU:
3.99%, 2/16/2016	40,000	40,688
7.05%, 6/20/2036	10,000	12,219
Vodafone Group PLC 1.50%, 2/19/2018	25,000	24,589

		240,565

TOTAL BONDS & NOTES —
(Cost $24,941,832)		24,272,384

	Shares
SHORT TERM INVESTMENTS — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,478,260	1,478,260
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	713,631	713,631

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $2,191,891)		2,191,891

TOTAL INVESTMENTS — 104.9% (g)
(Cost $27,133,723)		26,464,275
OTHER ASSETS & LIABILITIES — (4.9)%		(1,243,833)

NET ASSETS — 100.0%		$25,220,442

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

CONVERTIBLE BONDS & NOTES — 65.9%
AUTOMOBILES — 6.7%
Fiat Chrysler Automobiles NV 7.88%, 12/15/2016	$793,000	$100,854,533
Tesla Motors, Inc.:
0.25%, 3/1/2019	26,089,000	25,677,107
1.25%, 3/1/2021 (a)	37,900,000	37,362,161
1.50%, 6/1/2018 (a)	17,858,000	38,904,189

		202,797,990

BIOTECHNOLOGY — 1.7%
Illumina, Inc.:
Zero Coupon, 6/15/2019 (a)(b)	17,600,000	20,617,344
0.50%, 6/15/2021 (a)	13,400,000	16,560,122
Isis Pharmaceuticals, Inc. 1.00%, 11/15/2021 (c)	13,245,000	14,372,547

		51,550,013

BUILDING PRODUCTS — 0.7%
Cemex SAB de CV 3.75%, 3/15/2018 (a)	18,688,000	22,006,615

CAPITAL MARKETS — 0.5%
Ares Capital Corp. 5.75%, 2/1/2016	15,648,000	15,979,738

COMMUNICATIONS EQUIPMENT — 1.8%
Ciena Corp. 0.88%, 6/15/2017 (a)	12,800,000	12,857,600
JDS Uniphase Corp. 0.63%, 8/15/2033 (a)	17,750,000	17,313,527
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019 (b)(c)	15,400,000	25,130,798

		55,301,925

ENERGY EQUIPMENT & SERVICES — 0.5%
SolarCity Corp. 1.63%, 11/1/2019 (c)	15,657,000	14,346,368

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Hologic, Inc. 2.00%, 3/1/2042 (a)(d)	13,752,000	18,218,925
Wright Medical Group, Inc. 2.00%, 2/15/2020 (c)	17,750,000	18,897,005

		37,115,930

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Anthem, Inc. 2.75%, 10/15/2042	22,193,000	48,857,224
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	14,900,000	26,404,141

		75,261,365

HOUSEHOLD DURABLES — 1.5%
Jarden Corp.:
1.13%, 3/15/2034 (a)	17,750,000	20,632,600
1.88%, 9/15/2018	14,375,000	24,201,750

		44,834,350

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	14,772,000	17,408,654

INTERNET & CATALOG RETAIL — 3.1%
Priceline Group, Inc.:
0.35%, 6/15/2020 (a)	29,102,000	32,549,132
0.90%, 9/15/2021 (a)(c)	26,750,000	25,524,689
1.00%, 3/15/2018 (a)	26,836,000	35,458,407

		93,532,228

INTERNET SOFTWARE & SERVICES — 10.5%
Ctrip.com International, Ltd.:
1.00%, 7/1/2020 (c)	17,500,000	17,125,675
1.25%, 10/15/2018 (a)	21,500,000	24,563,105
LinkedIn Corp. 0.50%, 11/1/2019 (c)	36,300,000	36,588,948
Qihoo 360 Technology Co., Ltd.:
0.50%, 8/15/2020 (c)	13,500,000	12,685,680
1.75%, 8/15/2021 (a)(c)	14,250,000	13,140,495
2.50%, 9/15/2018 (a)	16,850,000	16,476,890
SINA Corp. 1.00%, 12/1/2018 (a)	20,200,000	19,256,175
Twitter, Inc.:
0.25%, 9/15/2019 (a)(c)	25,600,000	22,988,570
1.00%, 9/15/2021 (a)(c)	24,750,000	21,686,594
VeriSign, Inc. 4.14%, 8/15/2037	33,873,000	62,425,229
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	17,172,000	21,852,057
Yahoo!, Inc. Zero Coupon, 12/1/2018 (a)(b)	39,350,000	40,406,941
Yandex NV 1.13%, 12/15/2018 (a)	13,100,000	11,296,536

		320,492,895

MEDIA — 2.0%
Liberty Interactive LLC 0.75%, 3/30/2043	23,350,000	37,136,307
Liberty Media Corp. 1.38%, 10/15/2023	26,377,000	25,057,227

		62,193,534

METALS & MINING — 0.5%
Newmont Mining Corp. 1.63%, 7/15/2017 (a)	15,321,000	15,545,299

OIL, GAS & CONSUMABLE FUELS — 4.6%
Cheniere Energy, Inc. 4.25%, 3/15/2045	17,500,000	13,177,150
Chesapeake Energy Corp. 2.50%, 5/15/2037	31,873,000	30,258,633
Cobalt International Energy, Inc.:
2.63%, 12/1/2019	38,465,000	28,433,328
3.13%, 5/15/2024 (a)	35,215,000	25,696,385
Peabody Energy Corp. 4.75%, 12/15/2066	21,573,000	3,639,797
Whiting Petroleum Corp. 1.25%, 4/1/2020 (c)	34,500,000	37,885,140

		139,090,433

PHARMACEUTICALS — 2.3%
Herbalife, Ltd. 2.00%, 8/15/2019	31,800,000	28,149,678
Impax Laboratories, Inc. 2.00%, 6/15/2022 (c)	4,000,000	4,006,600

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Jazz Investments I, Ltd. 1.88%, 8/15/2021 (a)(c)	$15,572,000	$18,232,788
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	14,697,000	20,651,048

		71,040,114

REAL ESTATE INVESTMENT TRUSTS — 1.0%
American Realty Capital Properties, Inc. 3.00%, 8/1/2018	15,900,000	15,005,625
Starwood Property Trust, Inc. 4.55%, 3/1/2018 (a)	16,112,000	16,739,562

		31,745,187

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.0%
Intel Corp.:
2.95%, 12/15/2035	44,269,000	53,370,264
3.25%, 8/1/2039	54,778,000	83,196,826
Microchip Technology, Inc.:
1.63%, 2/15/2025 (c)	49,500,000	50,004,405
2.13%, 12/15/2037 (a)	15,142,000	29,012,980
Micron Technology, Inc. 3.00%, 11/15/2043 (a)	28,450,000	25,830,808
Novellus Systems, Inc. 2.63%, 5/15/2041 (a)	18,850,000	45,072,235
NVIDIA Corp. 1.00%, 12/1/2018	41,100,000	47,108,820
NXP Semiconductors NV 1.00%, 12/1/2019 (c)	31,150,000	36,120,294
ON Semiconductor Corp. 1.00%, 12/1/2020 (a)(c)	11,000,000	10,892,530
SunEdison, Inc. 0.25%, 1/15/2020 (a)(c)	16,540,000	20,112,309
Xilinx, Inc. 2.63%, 6/15/2017 (a)	16,051,000	24,833,305

		425,554,776

SOFTWARE — 5.9%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)(b)	19,100,000	19,995,981
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)	39,150,000	41,422,657
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)	17,127,000	35,857,772
Red Hat, Inc. 0.25%, 10/1/2019 (a)(c)	22,150,000	27,261,999
Salesforce.com, Inc. 0.25%, 4/1/2018 (a)	31,032,000	37,745,773
ServiceNow, Inc. Zero Coupon, 11/1/2018 (b)	15,248,000	17,944,914

		180,229,096

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020 (a)(c)	15,000,000	15,610,500
SanDisk Corp.:
0.50%, 10/15/2020 (a)	41,352,000	40,063,927
1.50%, 8/15/2017 (a)	27,094,000	35,088,897

		90,763,324

THRIFTS & MORTGAGE FINANCE — 0.7%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	13,450,000	22,475,219

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (c)	17,073,000	18,737,618

TOTAL CONVERTIBLE BONDS & NOTES —
(Cost $1,880,313,736)		2,008,002,671

	Shares
CONVERTIBLE PREFERRED STOCKS — 33.7%
AEROSPACE & DEFENSE — 1.2%
United Technologies Corp. Zero Coupon, 12/31/2049 (b)	605,000	34,666,500

BANKS — 4.1%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	106,966	125,685,050

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Bank of America Corp. Series L 7.25%, 12/31/2049	82,533	91,776,696

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Frontier Communications Corp. 11.13%, 6/29/2018	275,000	27,472,500

ELECTRIC UTILITIES — 2.6%
AES Trust III 6.75%, 10/15/2029 (a)	281,478	14,313,156
Exelon Corp. 6.50%, 6/1/2017 (a)	630,000	28,576,800
NextEra Energy, Inc.:
5.80%, 9/1/2016 (a)	257,000	13,749,500
5.89%, 9/1/2015	377,500	23,295,525

		79,934,981

FOOD PRODUCTS — 2.1%
Bunge, Ltd. 4.88%, 12/31/2049	188,000	20,489,556
Tyson Foods, Inc. 4.75%, 7/15/2017 (a)	825,500	42,521,505

		63,011,061

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Alere, Inc. Series B 3.00%, 12/31/2049	50,461	18,020,632

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Anthem, Inc. 5.25%, 5/1/2018	675,000	34,425,000

MACHINERY — 0.8%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015	172,882	25,067,890

METALS & MINING — 2.3%
Alcoa, Inc. 5.38%, 10/1/2017 (a)	689,000	27,236,170

See accompanying notes to financial statements.

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value
ArcelorMittal 6.00%, 1/15/2016	2,452,450	$38,282,744
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016 (a)	843,350	3,752,908

		69,271,822

MULTI-UTILITIES — 1.9%
Dominion Resources, Inc.:
6.13%, 4/1/2016	340,450	18,244,716
6.00%, 7/1/2016 (a)	275,600	14,835,548
6.38%, 7/1/2017 (a)	545,500	25,474,850

		58,555,114

OIL, GAS & CONSUMABLE FUELS — 3.2%
CenterPoint Energy, Inc. 3.94%, 9/15/2029	407,421	28,490,217
Chesapeake Energy Corp. 5.75%, 12/31/2049 (c)	30,400	20,748,365
Southwestern Energy Co. 6.25%, 1/15/2018	948,000	46,802,760

		96,041,342

PHARMACEUTICALS — 4.5%
Allergan PLC 5.50%, 3/1/2018	131,800	137,412,044

REAL ESTATE INVESTMENT TRUSTS — 3.3%
American Tower Corp.:
5.25%, 5/15/2017	171,500	17,494,715
5.50%, 2/15/2018 (a)	369,000	36,900,000
Health Care REIT, Inc. Series I 6.50%, 12/31/2049 (a)	407,438	24,218,115
Weyerhaeuser Co. 6.38%, 7/1/2016 (a)	384,500	19,994,000

		98,606,830

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Crown Castle International Corp. 4.50%, 11/1/2016	269,000	27,760,800
T-Mobile US, Inc. 5.50%, 12/15/2017	548,000	36,990,000

		64,750,800

TOTAL CONVERTIBLE PREFERRED STOCKS — (e)
(Cost $1,023,519,024)		1,024,698,262

SHORT TERM INVESTMENTS — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	241,717,685	241,717,685
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	2,751,481	2,751,481

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $244,469,166)		244,469,166

TOTAL INVESTMENTS — 107.6% (i)
(Cost $3,148,301,926)		3,277,170,099
OTHER ASSETS & LIABILITIES — (7.6)%		(231,731,007)

NET ASSETS — 100.0%		$3,045,439,092

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 15.8% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 22.5%
Fannie Mae
2.50%, 15yr TBA (a)	$2,050,000	$2,074,023
3.00%, 15yr TBA (a)	1,000,000	1,035,703
3.00%, 30yr TBA (a)	1,000,000	995,781
3.50%, 15yr TBA (a)	1,000,000	1,054,641
3.50%, 30yr TBA (a)	3,350,000	3,451,024
4.00%, 30yr TBA (a)	4,000,000	4,236,250
Freddie Mac
2.50%, 15yr TBA (a)	2,300,000	2,325,336
3.00%, 30yr TBA (a)	700,000	695,570
3.50%, 30yr TBA (a)	3,550,000	3,650,121
4.00%, 30yr TBA (a)	3,300,000	3,488,461
Ginnie Mae
3.00%, 30yr TBA (a)	1,000,000	1,009,531
3.00%, 30yr TBA (a)	2,600,000	2,624,375
3.50%, 30yr TBA (a)	1,000,000	1,037,031
3.50%, 30yr TBA (a)	550,000	570,625
4.00%, 30yr TBA (a)	1,700,000	1,808,375
4.00%, 30yr TBA (a)	1,800,000	1,907,156
4.50%, 30yr TBA (a)	1,700,000	1,845,563
5.00%, 30yr TBA (a)	100,000	109,020

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $34,045,364)		33,918,586

FEDERAL HOME LOAN MORTGAGE CORPORATION — 18.3%
Freddie Mac:
2.50%, 6/1/2028 15yr (b)	323,556	327,379
2.50%, 6/1/2028 15yr (b)	161,141	163,045
2.50%, 10/1/2029 15yr (b)	183,187	185,351
3.00%, 2/1/2029 15yr (b)	131,006	135,666
3.00%, 5/1/2029 15yr (b)	1,044,113	1,081,250
3.00%, 7/1/2029 15yr (b)	299,547	310,201
3.00%, 8/1/2029 15yr (b)	1,061,295	1,099,042
3.00%, 9/1/2029 15yr (b)	884,931	916,406
3.00%, 9/1/2029 15yr (b)	219,889	227,710
3.00%, 2/1/2043 30yr (b)	507,813	505,451
3.00%, 3/1/2043 30yr (b)	1,135,608	1,130,326
3.00%, 6/1/2043 30yr (b)	228,641	227,578
3.00%, 7/1/2043 30yr (b)	452,428	450,323
3.00%, 8/1/2043 30yr (b)	227,090	226,034
3.00%, 9/1/2043 30yr (b)	234,861	233,768
3.00%, 10/1/2043 30yr (b)	1,800,914	1,792,538
3.00%, 10/1/2043 30yr (b)	230,959	229,885
3.00%, 1/1/2045 30yr (b)	486,766	484,187
3.50%, 6/1/2019 15yr (b)	313,624	330,669
3.50%, 1/1/2029 15yr (b)	150,148	158,332
3.50%, 6/1/2029 15yr (b)	254,371	268,246
3.50%, 8/1/2029 15yr (b)	156,002	164,511
3.50%, 2/1/2030 15yr (b)	96,459	101,893
3.50%, 7/1/2042 30yr (b)	254,601	262,457
3.50%, 5/1/2043 30yr (b)	1,338,140	1,377,767
3.50%, 11/1/2043 30yr (b)	274,476	282,604
3.50%, 6/1/2044 30yr (b)	618,535	636,448
3.50%, 8/1/2044 30yr (b)	260,469	268,012
3.50%, 10/1/2044 30yr (b)	222,778	229,229
3.50%, 11/1/2044 30yr (b)	451,951	465,039
4.00%, 5/1/2021 15yr (b)	635,553	671,155
4.00%, 10/1/2040 30yr (b)	492,030	523,251
4.00%, 12/1/2041 30yr (b)	324,208	344,790
4.00%, 4/1/2042 30yr (b)	174,429	185,503
4.00%, 5/1/2044 30yr (b)	300,599	317,857
4.00%, 5/1/2044 30yr (b)	175,761	185,852
4.00%, 7/1/2044 30yr (b)	1,026,747	1,085,696
4.00%, 10/1/2044 30yr (b)	966,069	1,021,535
4.50%, 2/1/2039 30yr (b)	308,093	332,817
4.50%, 7/1/2041 30yr (b)	602,228	651,197
4.50%, 9/1/2041 30yr (b)	195,819	211,742
4.50%, 10/1/2043 30yr (b)	493,704	533,049
4.50%, 3/1/2044 30yr (b)	502,160	542,247
4.50%, 3/1/2044 30yr (b)	451,295	487,321
4.50%, 9/1/2044 30yr (b)	1,206,233	1,302,525
5.00%, 9/1/2038 30yr (b)	142,461	156,513
5.00%, 12/1/2038 30yr (b)	627,126	688,926
5.00%, 1/1/2039 30yr (b)	567,036	622,967
5.00%, 9/1/2039 30yr (b)	314,321	345,325
5.00%, 12/1/2041 30yr (b)	690,444	760,234
5.50%, 1/1/2028 20yr (b)	98,032	109,718
5.50%, 9/1/2035 30yr (b)	20,530	23,028
5.50%, 6/1/2036 30yr (b)	77,039	86,099
5.50%, 12/1/2036 30yr (b)	105,066	117,421
5.50%, 7/1/2037 30yr (b)	966,592	1,080,256
5.50%, 4/1/2038 30yr (b)	831,224	928,921
5.50%, 5/1/2038 30yr (b)	11,487	12,838

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION —
(Cost $27,357,240)		27,600,130

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 37.1%
Fannie Mae:
2.50%, 7/1/2028 15yr (b)	427,344	432,693
2.50%, 8/1/2028 15yr (b)	823,859	834,170
2.50%, 10/1/2028 15yr (b)	305,158	308,978
2.50%, 2/1/2030 15yr (b)	243,477	246,543
2.50%, 5/1/2030 15yr (b)	298,143	301,897
3.00%, 11/1/2028 15yr (b)	600,447	622,235
3.00%, 6/1/2029 15yr (b)	226,486	234,715
3.00%, 7/1/2029 15yr (b)	431,449	447,125
3.00%, 8/1/2029 15yr (b)	298,886	309,746
3.00%, 8/1/2029 15yr (b)	250,437	259,537
3.00%, 9/1/2029 15yr (b)	218,496	226,435
3.00%, 6/1/2030 15yr (b)	298,728	309,664
3.00%, 1/1/2035 20yr (b)	478,258	486,658
3.00%, 2/1/2035 20yr (b)	680,440	692,474
3.00%, 4/1/2043 30yr (b)	868,285	867,137
3.00%, 4/1/2043 30yr (b)	861,075	859,937
3.00%, 5/1/2043 30yr (b)	226,852	226,552
3.00%, 5/1/2043 30yr (b)	395,201	394,679
3.00%, 5/1/2043 30yr (b)	435,905	435,329
3.00%, 6/1/2043 30yr (b)	1,090,605	1,089,163
3.00%, 7/1/2043 30yr (b)	231,084	230,779
3.00%, 8/1/2043 30yr (b)	1,061,808	1,060,404
3.00%, 8/1/2043 30yr (b)	897,445	896,259
3.00%, 8/1/2043 30yr (b)	151,521	151,321
3.00%, 9/1/2043 30yr (b)	380,002	379,500
3.00%, 1/1/2044 30yr (b)	244,481	244,157
3.00%, 12/1/2044 30yr (b)	660,858	658,757
3.00%, 4/1/2045 30yr (b)	1,091,008	1,087,520
3.50%, 10/1/2025 15yr (b)	465,307	491,277

See accompanying notes to financial statements.

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.50%, 11/1/2025 15yr (b)	$567,094	$598,745
3.50%, 1/1/2027 15yr (b)	415,881	439,092
3.50%, 5/1/2029 15yr (b)	531,507	560,724
3.50%, 10/1/2029 15yr (b)	154,771	163,278
3.50%, 6/1/2034 20yr (b)	837,474	874,407
3.50%, 7/1/2034 20yr (b)	990,929	1,034,630
3.50%, 1/1/2041 30yr (b)	627,737	648,244
3.50%, 5/1/2042 30yr (b)	1,290,336	1,331,028
3.50%, 6/1/2042 30yr (b)	1,092,791	1,127,254
3.50%, 1/1/2043 30yr (b)	317,839	327,863
3.50%, 5/1/2043 30yr (b)	536,800	553,394
3.50%, 5/1/2043 30yr (b)	169,237	174,469
3.50%, 1/1/2044 30yr (b)	386,884	398,843
3.50%, 9/1/2044 30yr (b)	962,516	992,254
3.50%, 10/1/2044 30yr (b)	220,485	227,297
3.50%, 1/1/2045 30yr (b)	243,186	250,780
3.50%, 1/1/2045 30yr (b)	336,999	347,411
3.50%, 1/1/2045 30yr (b)	1,375,680	1,418,183
3.50%, 2/1/2045 30yr (b)	974,601	1,005,036
3.50%, 4/1/2045 30yr (b)	491,649	507,002
3.50%, 5/1/2045 30yr (b)	298,257	307,571
4.00%, 5/1/2020 15yr (b)	307,039	322,375
4.00%, 5/1/2020 15yr (b)	9,568	10,032
4.00%, 12/1/2020 15yr (b)	179,490	188,455
4.00%, 7/1/2021 10yr (b)	132,275	139,848
4.00%, 8/1/2026 15yr (b)	232,585	245,587
4.00%, 1/1/2034 20yr (b)	819,670	876,834
4.00%, 10/1/2040 30yr (b)	813,156	863,299
4.00%, 2/1/2041 30yr (b)	856,045	908,832
4.00%, 10/1/2041 30yr (b)	247,232	262,946
4.00%, 12/1/2041 30yr (b)	846,406	900,206
4.00%, 4/1/2042 30yr (b)	1,013,454	1,078,077
4.00%, 10/1/2043 30yr (b)	755,457	800,558
4.00%, 12/1/2043 30yr (b)	464,287	492,005
4.00%, 2/1/2044 30yr (b)	812,131	860,353
4.00%, 6/1/2044 30yr (b)	337,293	357,321
4.00%, 7/1/2044 30yr (b)	389,032	412,132
4.00%, 7/1/2044 30yr (b)	819,700	868,371
4.00%, 9/1/2044 30yr (b)	251,594	266,533
4.00%, 10/1/2044 30yr (b)	189,472	200,723
4.00%, 10/1/2044 30yr (b)	136,907	145,036
4.00%, 12/1/2044 30yr (b)	944,597	1,000,683
4.00%, 1/1/2045 30yr (b)	188,161	199,484
4.00%, 3/1/2045 30yr (b)	297,575	315,483
4.50%, 8/1/2015 10yr (b)	3,580	3,590
4.50%, 9/1/2018 15yr (b)	141,853	148,195
4.50%, 4/1/2019 10yr (b)	142,472	148,848
4.50%, 11/1/2024 15yr (b)	133,249	141,276
4.50%, 4/1/2031 20yr (b)	199,885	218,129
4.50%, 5/1/2041 30yr (b)	562,412	608,764
4.50%, 1/1/2042 30yr (b)	852,899	923,347
4.50%, 9/1/2043 30yr (b)	1,182,053	1,279,472
4.50%, 9/1/2043 30yr (b)	249,070	269,188
4.50%, 12/1/2043 30yr (b)	1,028,687	1,111,775
4.50%, 3/1/2044 30yr (b)	261,087	282,264
4.50%, 4/1/2044 30yr (b)	191,641	207,184
4.50%, 6/1/2044 30yr (b)	1,056,099	1,141,757
4.50%, 10/1/2044 30yr (b)	1,095,440	1,184,289
5.00%, 9/1/2015 10yr (b)	8,337	8,727
5.00%, 1/1/2017 15yr (b)	58,645	61,496
5.00%, 2/1/2019 15yr (b)	150,914	158,326
5.00%, 3/1/2019 15yr (b)	117,681	123,461
5.00%, 7/1/2040 30yr (b)	471,076	520,619
5.00%, 9/1/2040 30yr (b)	445,572	492,433
5.00%, 12/1/2040 30yr (b)	975,497	1,078,090
5.00%, 3/1/2042 30yr (b)	872,488	964,247
5.00%, 7/1/2044 30yr (b)	295,816	326,824
5.50%, 1/1/2035 30yr (b)	1,300,000	1,467,103
5.50%, 4/1/2036 30yr (b)	600,000	675,274
5.50%, 11/1/2038 30yr (b)	268,547	301,271
5.50%, 12/1/2038 30yr (b)	128,494	144,151
5.50%, 12/1/2039 30yr (b)	258,707	290,232
5.50%, 7/1/2041 30yr (b)	547,529	614,397
6.00%, 1/1/2037 30yr (b)	140,341	159,294
6.00%, 9/1/2037 30yr (b)	178,248	202,321
6.00%, 6/1/2040 30yr (b)	337,741	383,353
6.00%, 10/1/2040 30yr (b)	427,213	484,798

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $55,841,782)		55,912,814

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 19.3%
Ginnie Mae:
2.50%, 1/20/2043 30yr (b)	188,457	182,851
3.00%, 8/20/2042 30yr (b)	828,480	840,141
3.00%, 12/20/2042 30yr (b)	821,514	833,076
3.00%, 8/20/2043 30yr (b)	670,564	678,774
3.00%, 12/20/2044 30yr (b)	385,026	389,162
3.00%, 4/20/2045 30yr (b)	1,094,276	1,106,116
3.50%, 2/15/2042 30yr (b)	893,080	929,215
3.50%, 6/20/2042 30yr (b)	1,635,437	1,702,380
3.50%, 11/20/2042 30yr (b)	240,779	250,635
3.50%, 3/20/2043 30yr (b)	475,049	494,494
3.50%, 3/20/2043 30yr (b)	171,813	178,524
3.50%, 9/20/2043 30yr (b)	800,592	831,864
3.50%, 1/20/2044 30yr (b)	781,588	812,118
3.50%, 3/20/2044 30yr (b)	532,097	552,446
3.50%, 4/20/2044 30yr (b)	773,303	802,876
3.50%, 5/20/2044 30yr (b)	785,222	815,251
3.50%, 7/20/2044 30yr (b)	400,863	416,193
3.50%, 8/20/2044 30yr (b)	988,719	1,026,531
3.50%, 10/20/2044 30yr (b)	262,234	272,263
3.50%, 12/20/2044 30yr (b)	187,740	194,920
3.50%, 2/20/2045 30yr (b)	192,783	200,314
3.50%, 4/20/2045 30yr (b)	347,963	361,556
3.50%, 4/20/2045 30yr (b)	298,994	310,675
3.50%, 5/20/2045 30yr (a)(b)	696,627	723,841
4.00%, 2/15/2040 30yr (b)	58,204	62,226
4.00%, 11/20/2041 30yr (b)	676,357	720,729
4.00%, 2/20/2042 30yr (b)	632,604	671,462
4.00%, 5/20/2042 30yr (b)	360,369	382,504
4.00%, 8/20/2042 30yr (b)	158,129	167,842
4.00%, 8/20/2043 30yr (b)	498,188	527,788
4.00%, 3/20/2044 30yr (b)	533,152	564,874
4.00%, 6/20/2044 30yr (b)	706,017	748,023
4.00%, 7/20/2044 30yr (b)	540,395	572,547
4.00%, 8/20/2044 30yr (b)	223,634	236,940
4.00%, 12/20/2044 30yr (b)	302,912	320,934

See accompanying notes to financial statements.

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

4.00%, 2/20/2045 30yr (b)	$386,764	$409,776
4.50%, 6/15/2039 30yr (b)	172,788	188,627
4.50%, 9/20/2040 30yr (b)	373,567	408,750
4.50%, 3/15/2041 30yr (b)	234,448	256,235
4.50%, 6/15/2041 30yr (b)	163,956	178,623
4.50%, 7/15/2041 30yr (b)	280,948	306,080
4.50%, 7/20/2041 30yr (b)	697,977	759,112
4.50%, 10/20/2043 30yr (b)	190,197	205,169
4.50%, 12/20/2043 30yr (b)	682,963	736,726
4.50%, 1/20/2044 30yr (b)	348,168	375,576
4.50%, 4/20/2044 30yr (b)	515,347	555,916
5.00%, 12/15/2038 30yr (b)	128,450	142,758
5.00%, 5/15/2039 30yr (b)	131,516	146,502
5.00%, 9/20/2042 30yr (b)	112,026	123,666
5.00%, 11/20/2042 30yr (b)	610,531	668,740
5.00%, 3/20/2043 30yr (b)	121,629	134,267
5.00%, 4/20/2043 30yr (b)	529,844	584,899
5.00%, 5/20/2043 30yr (b)	113,609	124,440
5.00%, 8/20/2043 30yr (b)	532,123	591,705
5.00%, 6/20/2044 30yr (b)	198,595	220,832
5.00%, 7/20/2044 30yr (b)	499,999	544,010
5.50%, 9/15/2035 30yr (b)	433,691	492,029
5.50%, 7/15/2038 30yr (b)	42,938	48,313
5.50%, 3/15/2039 30yr (b)	557,211	630,275
6.00%, 8/15/2040 30yr (b)	125,248	141,992
6.00%, 9/15/2040 30yr (b)	202,769	229,410

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $28,997,151)		29,086,513

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corp.
3.50%, 1/1/2045 30yr (b)	240,771	247,820
3.50%, 2/1/2045 30yr (b)	978,803	1,007,456
4.00%, 12/1/2044 30yr (b)	235,570	249,094

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $1,528,334)		1,504,370

	Shares
SHORT TERM INVESTMENT — 24.5%
MONEY MARKET FUND — 24.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c)(d)(e) (Cost $37,007,094)	37,007,094	37,007,094

TOTAL INVESTMENTS — 122.7% (f)
(Cost $184,776,965)		185,029,507
OTHER ASSETS & LIABILITIES — (22.7)%		(34,242,573)

NET ASSETS — 100.0%		$150,786,934

(a)	When-issued security
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
TBA = To Be Announced

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 26.7%
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
2.50%, 3/1/2025	$50,000	$47,533
3.30%, 3/1/2035	65,000	58,332
3.50%, 3/1/2045	25,000	21,846
6.13%, 2/15/2033	165,000	205,152
Embraer Netherlands Finance BV 5.05%, 6/15/2025 (a)	50,000	50,125
General Dynamics Corp.:
1.00%, 11/15/2017	100,000	99,328
2.25%, 11/15/2022	100,000	94,599
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	50,000	54,655
5.30%, 3/1/2018	250,000	275,120
5.38%, 3/1/2041	100,000	115,882
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	103,122
5.20%, 10/15/2019	135,000	145,743
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	255,935
3.60%, 3/1/2035	25,000	22,966
4.07%, 12/15/2042	125,000	118,229
4.25%, 11/15/2019	100,000	108,159
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	195,479
3.85%, 4/15/2045	150,000	131,563
5.05%, 11/15/2040	20,000	20,872
Precision Castparts Corp.:
1.25%, 1/15/2018	200,000	198,538
2.50%, 1/15/2023	100,000	95,575
Raytheon Co. 2.50%, 12/15/2022 (a)	125,000	120,980
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	102,681
4.80%, 12/15/2043	100,000	104,871
Textron, Inc. 3.88%, 3/1/2025	55,000	53,957
United Technologies Corp.:
1.78%, 5/4/2018	100,000	100,038
4.15%, 5/15/2045	100,000	95,346
4.50%, 4/15/2020	60,000	65,870
4.50%, 6/1/2042	100,000	100,743
5.38%, 12/15/2017	250,000	273,976
5.70%, 4/15/2040	210,000	244,894
6.05%, 6/1/2036	100,000	120,065

		3,802,174

AIR FREIGHT & LOGISTICS — 0.1%
FedEx Corp.:
2.63%, 8/1/2022	100,000	96,293
3.20%, 2/1/2025	100,000	96,510
4.10%, 2/1/2045	150,000	133,232
United Parcel Service, Inc.:
2.45%, 10/1/2022	100,000	96,538
4.88%, 11/15/2040	200,000	212,631
5.13%, 4/1/2019	100,000	111,508
6.20%, 1/15/2038	100,000	123,396

		870,108

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	183,168	193,242
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	90,156	91,058
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	18,437	18,714
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	63,064	66,848
Southwest Airlines Co. 2.75%, 11/6/2019	50,000	50,243
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 2/15/2027	97,690	99,644
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	86,562	89,376

		609,125

AUTO COMPONENTS — 0.0% (b)
Delphi Corp. 4.15%, 3/15/2024	40,000	41,138
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	62,927
6.00%, 1/15/2036	200,000	227,658
Magna International, Inc. 3.63%, 6/15/2024	100,000	98,054

		429,777

AUTOMOBILES — 0.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	182,767
Ford Motor Co. 7.45%, 7/16/2031	250,000	317,913
General Motors Co. 6.25%, 10/2/2043	100,000	111,890

		612,570

BANKS — 3.0%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	100,000	99,809
2.35%, 9/10/2019	100,000	99,688
3.05%, 8/23/2018	100,000	103,200
4.00%, 3/13/2024 (a)	100,000	102,779
Australia & New Zealand Banking Group, Ltd.:
1.25%, 1/10/2017	50,000	50,009
1.45%, 5/15/2018	250,000	247,944
Banco do Brasil SA 3.88%, 10/10/2022 (a)	200,000	181,500
Bancolombia SA 5.95%, 6/3/2021	100,000	109,510
Bank of America NA 1.75%, 6/5/2018	250,000	249,824

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Bank of Montreal:
1.30%, 7/15/2016	$200,000	$201,056
2.50%, 1/11/2017	325,000	331,682
Bank of Nova Scotia:
1.25%, 4/11/2017	50,000	50,010
1.38%, 12/18/2017	50,000	49,923
1.45%, 4/25/2018	100,000	99,603
1.85%, 4/14/2020	200,000	198,038
2.05%, 10/30/2018	250,000	252,053
2.55%, 1/12/2017	100,000	102,135
2.80%, 7/21/2021	150,000	150,595
Barclays Bank PLC:
2.50%, 2/20/2019	50,000	50,210
3.75%, 5/15/2024 (a)	200,000	200,531
5.00%, 9/22/2016	200,000	209,239
5.13%, 1/8/2020	100,000	110,663
Barclays PLC:
2.75%, 11/8/2019	300,000	297,822
3.65%, 3/16/2025	50,000	47,424
BB&T Corp.:
2.05%, 6/19/2018	250,000	251,431
2.63%, 6/29/2020	50,000	50,153
BNP Paribas SA:
2.38%, 9/14/2017	350,000	354,789
2.70%, 8/20/2018	100,000	101,980
3.25%, 3/3/2023 (a)	100,000	99,097
5.00%, 1/15/2021	200,000	222,121
BPCE SA 4.00%, 4/15/2024 (a)	250,000	253,617
Branch Banking & Trust Co.:
1.05%, 12/1/2016	200,000	199,471
3.80%, 10/30/2026	250,000	251,952
Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016	200,000	201,273
Citizens Bank NA/Providence RI 2.45%, 12/4/2019	100,000	99,259
Comerica, Inc. 2.13%, 5/23/2019	100,000	98,878
Commonwealth Bank of Australia/New York, NY:
1.40%, 9/8/2017	300,000	300,072
2.50%, 9/20/2018	225,000	229,941
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.50%, 1/11/2021	100,000	109,033
4.63%, 12/1/2023 (a)	200,000	206,624
5.25%, 5/24/2041	250,000	273,547
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	250,000	250,034
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	100,000	103,840
Corp. Andina de Fomento 1.50%, 8/8/2017	100,000	100,721
Corpbanca SA 3.13%, 1/15/2018 (a)	200,000	201,020
Council of Europe Development Bank 1.25%, 9/22/2016	350,000	352,988
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (c)	250,000	240,588
Credit Suisse of New York, NY:
2.30%, 5/28/2019	250,000	249,271
3.63%, 9/9/2024	350,000	347,037
4.38%, 8/5/2020	250,000	270,688
5.40%, 1/14/2020	100,000	110,427
Deutsche Bank AG 4.30%, 5/24/2028 (d)	200,000	188,847
Deutsche Bank AG London:
1.35%, 5/30/2017	200,000	198,916
1.88%, 2/13/2018	50,000	49,785
2.50%, 2/13/2019	50,000	50,054
6.00%, 9/1/2017	250,000	271,713
Discover Bank/Greenwood DE:
3.10%, 6/4/2020	250,000	250,356
4.20%, 8/8/2023	125,000	125,557
Export-Import Bank of Korea 4.00%, 1/14/2024	300,000	317,704
Fifth Third Bancorp:
4.30%, 1/16/2024	100,000	102,250
8.25%, 3/1/2038	50,000	70,397
Fifth Third Bank 1.15%, 11/18/2016	200,000	199,894
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	524,572
4.88%, 1/14/2022	100,000	109,905
5.10%, 4/5/2021	50,000	55,716
5.25%, 3/14/2044	100,000	102,666
6.10%, 1/14/2042 (a)	35,000	42,555
6.50%, 5/2/2036	150,000	180,613
6.50%, 9/15/2037	250,000	300,983
6.80%, 6/1/2038	100,000	122,472
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	149,370
2.35%, 3/5/2020	150,000	148,432
Huntington National Bank 1.38%, 4/24/2017	200,000	198,883
International Finance Corp. 1.75%, 9/4/2018	250,000	254,314
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	150,757
3.88%, 1/16/2018	200,000	207,257
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	442,437
KeyBank NA 1.65%, 2/1/2018	200,000	199,523
KeyCorp 2.30%, 12/13/2018	200,000	201,330
KFW:
Zero Coupon, 4/18/2036 (e)	200,000	101,584
0.50%, 7/15/2016	200,000	200,052
0.50%, 9/15/2016	500,000	499,943
0.75%, 3/17/2017	100,000	100,076

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

0.88%, 12/15/2017	$200,000	$199,471
1.88%, 4/1/2019	250,000	253,877
2.13%, 1/17/2023	200,000	197,669
2.63%, 1/25/2022	300,000	308,341
Korea Development Bank:
3.50%, 8/22/2017	250,000	259,858
3.75%, 1/22/2024	300,000	312,625
4.00%, 9/9/2016	100,000	103,308
Kreditanstalt fuer Wiederaufbau:
1.25%, 2/15/2017	225,000	227,066
2.00%, 10/4/2022	125,000	122,843
2.38%, 8/25/2021	700,000	711,966
2.75%, 9/8/2020 (a)	100,000	104,460
4.50%, 7/16/2018	215,000	236,055
Landwirtschaftliche Rentenbank:
0.88%, 9/12/2017	200,000	199,979
1.00%, 4/4/2018	150,000	149,628
1.88%, 9/17/2018	400,000	407,785
Lloyds Bank PLC:
1.75%, 5/14/2018	200,000	199,195
3.50%, 5/14/2025	200,000	195,672
4.20%, 3/28/2017	125,000	130,914
MUFG Union Bank NA 1.50%, 9/26/2016	100,000	100,527
National Australia Bank/New York 2.75%, 3/9/2017	150,000	153,903
Oesterreichische Kontrollbank AG 5.00%, 4/25/2017	50,000	53,723
PNC Bank NA:
1.30%, 10/3/2016	250,000	250,963
2.40%, 10/18/2019	100,000	100,086
2.70%, 11/1/2022	150,000	143,853
2.95%, 2/23/2025	250,000	239,134
3.30%, 10/30/2024	250,000	246,351
PNC Funding Corp.:
2.70%, 9/19/2016	100,000	101,981
5.13%, 2/8/2020	150,000	167,165
Regions Financial Corp. 2.00%, 5/15/2018	100,000	99,598
Royal Bank of Canada:
1.20%, 9/19/2017	100,000	100,019
1.25%, 6/16/2017	200,000	199,658
1.45%, 9/9/2016 (a)	200,000	201,443
2.15%, 3/6/2020 (a)	200,000	198,864
2.20%, 9/23/2019	100,000	101,001
2.30%, 7/20/2016	305,000	309,984
Royal Bank of Scotland PLC 5.63%, 8/24/2020	200,000	226,098
Societe Generale SA 2.75%, 10/12/2017	300,000	306,413
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017	200,000	200,155
2.45%, 1/16/2020	350,000	349,425
3.95%, 7/19/2023	250,000	259,892
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	191,331
7.25%, 3/15/2018	60,000	67,417
Svenska Handelsbanken AB:
2.50%, 1/25/2019 (a)	250,000	253,173
2.88%, 4/4/2017	100,000	102,660
3.13%, 7/12/2016	100,000	102,341
Toronto-Dominion Bank:
1.40%, 4/30/2018	100,000	99,326
1.50%, 9/9/2016	100,000	100,780
2.13%, 7/2/2019	100,000	99,797
2.25%, 11/5/2019	100,000	99,882
2.38%, 10/19/2016	100,000	101,982
2.63%, 9/10/2018 (a)	200,000	205,441
US Bancorp:
1.95%, 11/15/2018	200,000	201,307
2.20%, 11/15/2016	200,000	203,476
2.95%, 7/15/2022	150,000	147,335
3.70%, 1/30/2024	250,000	257,651
Wachovia Corp.:
5.63%, 10/15/2016	200,000	211,497
5.75%, 2/1/2018	125,000	138,093
Wells Fargo & Co.:
2.13%, 4/22/2019	300,000	299,960
2.15%, 1/15/2019	200,000	200,826
2.15%, 1/30/2020	300,000	297,041
3.00%, 2/19/2025	250,000	239,170
3.45%, 2/13/2023	100,000	99,308
3.50%, 3/8/2022	500,000	513,069
3.90%, 5/1/2045	110,000	98,350
4.13%, 8/15/2023	100,000	103,280
4.48%, 1/16/2024	300,000	315,110
5.61%, 1/15/2044	300,000	327,850
Wells Fargo Bank NA 5.85%, 2/1/2037	200,000	236,347
Wells Fargo Capital X 5.95%, 12/1/1986	100,000	99,000
Westpac Banking Corp.:
1.50%, 12/1/2017	100,000	100,027
2.00%, 8/14/2017	100,000	101,272
2.25%, 1/17/2019	350,000	350,849
4.88%, 11/19/2019	200,000	219,789

		29,859,697

BEVERAGES — 0.5%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	115,804
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	100,000	100,233
2.50%, 7/15/2022	100,000	95,776
3.75%, 7/15/2042	100,000	87,878
5.38%, 1/15/2020	535,000	603,587
6.38%, 1/15/2040	250,000	310,925
7.75%, 1/15/2019 (a)	250,000	296,440
8.20%, 1/15/2039	100,000	148,157
Beam Suntory, Inc. 1.88%, 5/15/2017	100,000	100,526
Brown-Forman Corp. 4.50%, 7/15/2045	40,000	39,594
Coca-Cola Co.:
1.15%, 4/1/2018	200,000	198,684
1.80%, 9/1/2016	100,000	101,289
3.15%, 11/15/2020	70,000	72,816
3.20%, 11/1/2023	300,000	302,089

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	$150,000	$152,313
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	142,521
3.88%, 4/29/2043	100,000	88,793
5.75%, 10/23/2017	250,000	273,211
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	150,000	148,899
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	48,054
Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	100,000	134,062
PepsiCo, Inc.:
1.25%, 4/30/2018	35,000	34,735
1.85%, 4/30/2020	100,000	98,050
2.75%, 3/5/2022	150,000	148,782
2.75%, 4/30/2025	100,000	95,297
3.60%, 3/1/2024 (a)	100,000	102,825
3.60%, 8/13/2042	300,000	262,108
4.25%, 10/22/2044	75,000	72,647
4.50%, 1/15/2020	100,000	108,986
5.00%, 6/1/2018	60,000	65,656
7.90%, 11/1/2018	100,000	119,378

		4,670,115

BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.25%, 5/22/2017	200,000	199,484
2.13%, 5/1/2020	50,000	48,975
2.20%, 5/22/2019	100,000	99,413
2.50%, 11/15/2016	100,000	101,889
3.13%, 5/1/2025	100,000	94,784
3.63%, 5/22/2024	50,000	49,701
3.88%, 11/15/2021	100,000	104,358
4.10%, 6/15/2021	100,000	105,794
4.40%, 5/1/2045	100,000	92,608
4.50%, 3/15/2020	50,000	54,115
5.15%, 11/15/2041	324,000	330,889
5.70%, 2/1/2019	100,000	111,818
5.75%, 3/15/2040	55,000	60,213
Celgene Corp.:
2.30%, 8/15/2018	100,000	100,859
3.25%, 8/15/2022	200,000	197,685
3.63%, 5/15/2024	150,000	149,329
Gilead Sciences, Inc.:
2.35%, 2/1/2020	200,000	200,443
3.50%, 2/1/2025	50,000	49,983
3.70%, 4/1/2024	200,000	203,445
4.50%, 4/1/2021	200,000	218,303
4.50%, 2/1/2045	40,000	39,532
4.80%, 4/1/2044	100,000	102,463
Life Technologies Corp. 6.00%, 3/1/2020	400,000	452,278

		3,168,361

BUILDING PRODUCTS — 0.0% (b)
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	30,214
Owens Corning 4.20%, 12/15/2022	138,000	140,285

		170,499

CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	48,206
Ares Capital Corp. 3.88%, 1/15/2020 (a)	30,000	30,364
Bank of New York Mellon Corp.:
2.10%, 1/15/2019	250,000	250,181
2.20%, 5/15/2019	100,000	99,897
2.30%, 7/28/2016	100,000	101,669
2.30%, 9/11/2019	350,000	350,293
3.55%, 9/23/2021	100,000	104,043
Bear Stearns Cos. LLC 7.25%, 2/1/2018	100,000	113,356
BlackRock, Inc. 3.50%, 3/18/2024	225,000	227,453
Goldman Sachs Group, Inc.:
2.55%, 10/23/2019	200,000	199,766
2.60%, 4/23/2020	250,000	248,557
2.63%, 1/31/2019	200,000	202,025
2.90%, 7/19/2018	400,000	409,826
3.50%, 1/23/2025	250,000	242,386
3.63%, 1/22/2023	100,000	99,938
3.75%, 5/22/2025	100,000	98,742
4.80%, 7/8/2044	350,000	345,024
5.15%, 5/22/2045	55,000	53,189
5.63%, 1/15/2017	200,000	212,065
5.95%, 1/15/2027	395,000	441,041
6.13%, 2/15/2033	300,000	353,923
6.15%, 4/1/2018	500,000	555,028
6.75%, 10/1/2037	250,000	292,576
HSBC USA, Inc. 2.25%, 6/23/2019	250,000	247,382
Jefferies Group, Inc.:
5.13%, 4/13/2018	300,000	316,111
6.25%, 1/15/2036	60,000	58,495
6.45%, 6/8/2027	20,000	21,403
Morgan Stanley:
1.88%, 1/5/2018	150,000	150,111
2.20%, 12/7/2018	100,000	100,413
2.38%, 7/23/2019	400,000	397,644
2.65%, 1/27/2020	150,000	149,688
2.80%, 6/16/2020	100,000	100,376
3.70%, 10/23/2024	250,000	248,740
3.75%, 2/25/2023	100,000	101,231
3.95%, 4/23/2027	600,000	566,086
4.10%, 5/22/2023	250,000	251,094
4.30%, 1/27/2045	75,000	69,641
4.75%, 3/22/2017	100,000	105,444
4.88%, 11/1/2022	63,000	66,741
5.50%, 7/28/2021	50,000	56,513
5.63%, 9/23/2019	150,000	167,550
5.75%, 1/25/2021	500,000	569,220
6.38%, 7/24/2042	150,000	183,168
6.63%, 4/1/2018	390,000	437,518
7.25%, 4/1/2032	118,000	153,057

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Morgan Stanley, Series F 3.88%, 4/29/2024	$100,000	$100,822
Northern Trust Corp. 2.38%, 8/2/2022	102,000	97,426
Svensk Exportkredit AB:
1.88%, 6/17/2019 (a)	200,000	202,464
2.13%, 7/13/2016	100,000	101,613
5.13%, 3/1/2017	205,000	219,615
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	100,000	98,901

		10,418,015

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	145,216
4.13%, 3/15/2035	55,000	49,185
6.13%, 1/15/2041	20,000	22,506
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	99,501
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,051
5.15%, 3/15/2034	200,000	196,401
7.13%, 5/1/2020	350,000	411,417
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	53,122
4.25%, 10/1/2034	200,000	185,740
5.25%, 11/15/2041 (a)	250,000	253,817
8.55%, 5/15/2019	330,000	402,164
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	270,014
5.75%, 3/15/2019	250,000	281,138
Eastman Chemical Co.:
2.40%, 6/1/2017	50,000	50,668
3.60%, 8/15/2022	100,000	100,825
4.65%, 10/15/2044	120,000	113,179
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	107,070
5.50%, 12/8/2041	76,000	82,452
LYB International Finance BV 4.00%, 7/15/2023	150,000	153,268
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	131,458
6.00%, 11/15/2021	200,000	227,028
Methanex Corp. 5.65%, 12/1/2044	100,000	95,290
Monsanto Co.:
1.15%, 6/30/2017	150,000	148,624
2.20%, 7/15/2022	100,000	91,046
3.95%, 4/15/2045	100,000	82,845
4.20%, 7/15/2034	70,000	63,395
Mosaic Co. 4.25%, 11/15/2023 (a)	75,000	76,476
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	94,435
3.63%, 3/15/2024 (a)	100,000	100,658
5.88%, 12/1/2036	50,000	56,260
PPG Industries, Inc. 5.50%, 11/15/2040	100,000	111,426
Praxair, Inc. 3.00%, 9/1/2021 (a)	250,000	252,407
RPM International, Inc. 3.45%, 11/15/2022	100,000	96,303
Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	80,169
Valspar Corp. 3.30%, 2/1/2025	100,000	96,136

		4,805,690

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Block Financial LLC 5.50%, 11/1/2022 (a)	100,000	106,521
George Washington University 4.30%, 9/15/2044	50,000	45,929
Pitney Bowes, Inc.:
4.75%, 5/15/2018 (a)	72,000	76,062
5.60%, 3/15/2018	200,000	215,327
Republic Services, Inc. 4.75%, 5/15/2023	250,000	271,897
Total System Services, Inc. 2.38%, 6/1/2018	140,000	139,530
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	112,157
Western Union Co.:
2.88%, 12/10/2017	100,000	101,982
5.93%, 10/1/2016	100,000	105,081
6.20%, 11/17/2036	105,000	107,219

		1,281,705

COMMUNICATIONS EQUIPMENT — 0.2%
Cisco Systems, Inc.:
1.10%, 3/3/2017	140,000	140,258
1.65%, 6/15/2018	100,000	100,303
2.45%, 6/15/2020	100,000	100,566
2.90%, 3/4/2021	100,000	101,580
3.00%, 6/15/2022	30,000	30,110
3.50%, 6/15/2025 (a)	45,000	45,589
3.63%, 3/4/2024	200,000	206,324
4.45%, 1/15/2020	200,000	218,446
5.50%, 1/15/2040	106,000	120,755
Harris Corp. 5.05%, 4/27/2045	105,000	99,308
Juniper Networks, Inc.:
4.50%, 3/15/2024	50,000	50,738
5.95%, 3/15/2041	20,000	20,257
Motorola Solutions, Inc. 3.75%, 5/15/2022	200,000	197,557
QUALCOMM, Inc.:
1.40%, 5/18/2018	98,000	97,465
3.00%, 5/20/2022	150,000	148,971
4.65%, 5/20/2035	150,000	144,852

		1,823,079

COMPUTERS (PERIPHERALS) — 0.0% (b)
Seagate HDD Cayman 5.75%, 12/1/2034 (c)	100,000	98,023

CONSTRUCTION & ENGINEERING — 0.0% (b)
Fluor Corp. 3.38%, 9/15/2021	80,000	81,647

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
1.70%, 6/16/2018	$100,000	$100,390
2.00%, 3/5/2020	200,000	197,541
2.05%, 8/1/2016	250,000	253,585
3.30%, 6/9/2024	100,000	99,813
7.15%, 2/15/2019	170,000	199,603
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,610
1.35%, 1/16/2018	100,000	99,839
1.95%, 12/13/2018	150,000	150,626
2.05%, 3/10/2020	100,000	98,680
2.80%, 3/4/2021 (a)	50,000	50,660

		1,451,347

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	107,210
Packaging Corp. of America 3.65%, 9/15/2024	100,000	97,668
Sonoco Products Co. 5.75%, 11/1/2040	50,000	54,379

		259,257

DISTRIBUTORS — 0.0% (b)
WW Grainger, Inc. 4.60%, 6/15/2045	20,000	20,089

DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Board Of Trustees Of The Leland Stanford Junior University 3.46%, 5/1/2047	50,000	44,564
Cornell University 5.45%, 2/1/2019	150,000	168,480
Massachusetts Institute of Technology 5.60%, 7/1/2111	50,000	59,812
Northwestern University 3.87%, 12/1/2048	50,000	46,898
Stanford University 4.75%, 5/1/2019	110,000	121,843

		441,597

DIVERSIFIED FINANCIAL SERVICES — 3.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	206,000	202,879
Air Lease Corp.:
3.38%, 1/15/2019 (a)	50,000	50,812
3.75%, 2/1/2022	200,000	198,139
3.88%, 4/1/2021 (a)	75,000	76,130
American Express Co.:
1.55%, 5/22/2018	250,000	248,144
2.65%, 12/2/2022	86,000	82,433
7.00%, 3/19/2018	100,000	113,396
8.13%, 5/20/2019	75,000	90,843
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	75,692
2.25%, 8/15/2019	100,000	99,810
2.38%, 3/24/2017	500,000	509,090
2.80%, 9/19/2016	100,000	102,184
American Honda Finance Corp.:
1.20%, 7/14/2017	150,000	149,704
2.25%, 8/15/2019	250,000	250,896
Ameriprise Financial, Inc. 3.70%, 10/15/2024	150,000	152,545
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	124,221
Bank of America Corp.:
1.35%, 11/21/2016	150,000	149,920
2.00%, 1/11/2018	100,000	100,259
2.25%, 4/21/2020 (a)	150,000	147,185
2.60%, 1/15/2019	364,000	367,339
2.65%, 4/1/2019	200,000	201,576
3.30%, 1/11/2023	350,000	343,486
3.95%, 4/21/2025	150,000	144,499
4.00%, 1/22/2025	200,000	194,048
4.10%, 7/24/2023	200,000	205,893
4.25%, 10/22/2026	107,000	104,327
4.75%, 4/21/2045 (a)	40,000	37,159
4.88%, 4/1/2044	250,000	252,805
5.00%, 5/13/2021	500,000	547,541
5.49%, 3/15/2019	200,000	217,858
5.65%, 5/1/2018	150,000	164,462
5.75%, 12/1/2017	100,000	108,954
5.88%, 1/5/2021	70,000	79,740
5.88%, 2/7/2042	200,000	228,734
6.11%, 1/29/2037	350,000	389,923
6.22%, 9/15/2026	100,000	113,731
6.50%, 8/1/2016	300,000	316,694
6.88%, 4/25/2018	430,000	485,292
Bank of America NA:
1.25%, 2/14/2017	250,000	249,725
5.30%, 3/15/2017	385,000	407,934
Capital One Bank USA NA:
1.15%, 11/21/2016	250,000	249,524
8.80%, 7/15/2019	100,000	122,211
Capital One Financial Corp.:
2.45%, 4/24/2019	150,000	149,735
3.20%, 2/5/2025	100,000	94,177
Capital One NA 2.40%, 9/5/2019	250,000	247,555
Charles Schwab Corp.:
1.50%, 3/10/2018	50,000	50,007
3.00%, 3/10/2025	100,000	97,087
Citigroup, Inc.:
1.35%, 3/10/2017	250,000	249,214
1.70%, 4/27/2018	100,000	99,195
1.80%, 2/5/2018	100,000	99,510
1.85%, 11/24/2017	50,000	50,071
2.40%, 2/18/2020	350,000	346,080
2.50%, 7/29/2019	100,000	99,890
2.55%, 4/8/2019	100,000	100,614
3.38%, 3/1/2023	100,000	99,268
3.75%, 6/16/2024	150,000	150,746
4.40%, 6/10/2025	200,000	199,929
4.45%, 1/10/2017	750,000	783,364
4.50%, 1/14/2022	250,000	267,746
4.95%, 11/7/2043	150,000	155,301
5.38%, 8/9/2020	100,000	111,773
5.50%, 2/15/2017	150,000	158,735
5.88%, 1/30/2042	150,000	173,514

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.00%, 10/31/2033	$100,000	$109,720
6.13%, 11/21/2017	100,000	109,848
6.13%, 5/15/2018	150,000	166,985
6.63%, 6/15/2032	100,000	116,891
8.13%, 7/15/2039	200,000	286,779
CME Group, Inc. 3.00%, 3/15/2025	150,000	145,020
Credit Suisse USA, Inc. 7.13%, 7/15/2032	300,000	385,789
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	200,000	199,518
1.72%, 12/6/2017	250,000	248,319
2.24%, 6/15/2018	200,000	200,429
2.38%, 1/16/2018	100,000	100,839
3.66%, 9/8/2024 (a)	100,000	98,308
4.38%, 8/6/2023 (a)	200,000	207,462
5.88%, 8/2/2021	500,000	566,669
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	95,835
FS Investment Corp. 4.75%, 5/15/2022	100,000	97,524
General Electric Capital Corp.:
1.50%, 7/12/2016	200,000	201,560
1.63%, 4/2/2018	350,000	350,565
2.30%, 4/27/2017	100,000	101,997
2.90%, 1/9/2017	500,000	514,787
3.10%, 1/9/2023	100,000	99,440
3.15%, 9/7/2022 (a)	200,000	200,197
4.63%, 1/7/2021	100,000	109,653
4.65%, 10/17/2021	450,000	495,582
5.30%, 2/11/2021	100,000	112,352
5.63%, 9/15/2017	100,000	109,054
5.63%, 5/1/2018	585,000	646,617
5.88%, 1/14/2038	350,000	418,144
6.38%, 11/15/2067 (d)	100,000	107,250
6.75%, 3/15/2032	290,000	376,388
6.88%, 1/10/2039	300,000	401,039
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	98,975
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	200,000	200,428
4.00%, 1/15/2025	300,000	294,529
4.75%, 8/15/2017	160,000	168,791
Goldman Sachs Capital I 6.35%, 2/15/2034	200,000	229,115
HSBC Finance Corp. 6.68%, 1/15/2021	200,000	230,875
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	102,081
JPMorgan Chase & Co.:
2.20%, 10/22/2019	150,000	148,180
2.25%, 1/23/2020	200,000	196,343
2.35%, 1/28/2019 (a)	150,000	150,263
3.13%, 1/23/2025	250,000	238,427
3.15%, 7/5/2016	150,000	153,177
3.25%, 9/23/2022	250,000	247,382
3.88%, 2/1/2024	500,000	506,219
3.88%, 9/10/2024	300,000	294,540
4.13%, 12/15/2026	150,000	147,321
4.25%, 10/15/2020	750,000	802,010
4.35%, 8/15/2021	50,000	53,177
4.50%, 1/24/2022	200,000	213,884
4.95%, 6/1/2045	150,000	145,614
6.00%, 1/15/2018	700,000	769,985
6.30%, 4/23/2019	100,000	114,008
6.40%, 5/15/2038	505,000	618,649
Lazard Group LLC 3.75%, 2/13/2025	100,000	95,289
Legg Mason, Inc. 3.95%, 7/15/2024	200,000	201,448
Leucadia National Corp. 5.50%, 10/18/2023	100,000	102,263
Moody’s Corp. 4.50%, 9/1/2022	100,000	105,378
Nasdaq OMX Group, Inc. 5.55%, 1/15/2020 (a)	200,000	221,056
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	250,000	246,137
8.00%, 3/1/2032	210,000	290,281
Nomura Holdings, Inc.:
2.75%, 3/19/2019	150,000	151,435
6.70%, 3/4/2020	121,000	141,490
NYSE Holdings LLC 2.00%, 10/5/2017	200,000	201,818
PACCAR Financial Corp. 1.10%, 6/6/2017	200,000	199,662
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	226,987
2.45%, 7/15/2024	200,000	192,538
Raymond James Financial, Inc. 5.63%, 4/1/2024 (a)	100,000	110,075
Synchrony Financial 3.75%, 8/15/2021	200,000	201,293
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	249,507
1.38%, 1/10/2018	150,000	149,742
2.00%, 9/15/2016	100,000	101,511
2.15%, 3/12/2020	150,000	149,211
2.63%, 1/10/2023 (a)	100,000	97,463
2.75%, 5/17/2021	100,000	100,603
3.30%, 1/12/2022	150,000	154,138
UBS AG of Stamford, CT:
1.38%, 8/14/2017	200,000	199,319
1.80%, 3/26/2018	200,000	199,231
2.38%, 8/14/2019	100,000	99,596
4.88%, 8/4/2020	100,000	110,388
5.75%, 4/25/2018	122,000	134,661
5.88%, 12/20/2017	146,000	159,977

		30,338,278

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.:
1.60%, 2/15/2017	100,000	100,177
2.30%, 3/11/2019 (a)	200,000	199,446
2.40%, 8/15/2016	150,000	151,985
2.45%, 6/30/2020	125,000	122,232
3.00%, 6/30/2022	150,000	144,724

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.40%, 5/15/2025	$425,000	$403,877
4.30%, 12/15/2042	200,000	171,179
4.35%, 6/15/2045	158,000	135,540
4.50%, 5/15/2035	110,000	101,006
4.75%, 5/15/2046	235,000	214,377
4.80%, 6/15/2044	325,000	298,727
5.35%, 9/1/2040	220,000	217,518
5.50%, 2/1/2018	200,000	217,828
5.80%, 2/15/2019	50,000	55,718
6.50%, 9/1/2037	180,000	203,075
British Telecommunications PLC:
5.95%, 1/15/2018	100,000	110,478
9.63%, 12/15/2030	250,000	368,080
Harris Corp. 2.70%, 4/27/2020	35,000	34,565
Qwest Corp. 6.75%, 12/1/2021	200,000	218,000
Verizon Communications, Inc.:
1.35%, 6/9/2017	300,000	298,638
2.00%, 11/1/2016	500,000	506,346
2.50%, 9/15/2016	300,000	305,237
3.45%, 3/15/2021	200,000	204,699
3.65%, 9/14/2018	250,000	262,376
4.15%, 3/15/2024	150,000	153,610
4.27%, 1/15/2036 (c)	115,000	103,478
4.50%, 9/15/2020	229,000	246,940
4.52%, 9/15/2048 (c)	651,000	572,015
4.67%, 3/15/2055 (c)	413,000	358,467
4.86%, 8/21/2046	553,000	518,453
5.15%, 9/15/2023	300,000	328,655
6.40%, 9/15/2033	134,000	153,586
6.40%, 2/15/2038	100,000	113,358
6.55%, 9/15/2043	443,000	519,749
6.90%, 4/15/2038	250,000	299,087

		8,413,226

ELECTRIC UTILITIES — 1.6%
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	110,444
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	84,148
7.00%, 4/1/2038	26,000	32,717
Arizona Public Service Co.:
3.15%, 5/15/2025 (a)	50,000	49,023
5.50%, 9/1/2035	100,000	114,278
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	150,000	152,268
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	94,421
Cleco Power LLC 6.00%, 12/1/2040	100,000	109,084
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	113,413
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	119,142
Connecticut Light & Power Co. 6.35%, 6/1/2036	75,000	93,414
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	95,028
4.45%, 6/15/2020	100,000	109,140
4.45%, 3/15/2044	350,000	343,182
5.50%, 12/1/2039	125,000	141,949
Consumers Energy Co.:
3.95%, 5/15/2043 (a)	100,000	94,776
4.35%, 8/31/2064	100,000	92,908
5.65%, 9/15/2018	100,000	111,955
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	101,528
Detroit Edison Co. 2.65%, 6/15/2022	100,000	97,606
Dominion Gas Holdings LLC 1.05%, 11/1/2016	100,000	100,041
Dominion Resources, Inc.:
1.95%, 8/15/2016	300,000	302,873
3.63%, 12/1/2024	100,000	98,591
6.40%, 6/15/2018	250,000	280,689
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	150,000	137,291
4.25%, 12/15/2041	150,000	145,993
5.30%, 2/15/2040	100,000	112,276
7.00%, 11/15/2018	220,000	257,936
Duke Energy Corp. 2.15%, 11/15/2016	100,000	101,785
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	118,401
Edison International 3.75%, 9/15/2017	50,000	52,366
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	50,792
Entergy Corp.:
4.70%, 1/15/2017	250,000	259,314
5.13%, 9/15/2020 (a)	350,000	377,678
Entergy Texas, Inc. 7.13%, 2/1/2019 (a)	25,000	29,080
Exelon Generation Co. LLC:
2.95%, 1/15/2020	250,000	249,910
4.00%, 10/1/2020	500,000	518,852
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	24,116
4.05%, 10/1/2044	200,000	192,609
5.63%, 4/1/2034	15,000	17,599
5.69%, 3/1/2040 (a)	65,000	78,964
Georgia Power Co.:
4.75%, 9/1/2040	100,000	101,585
5.40%, 6/1/2040	300,000	330,525
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	128,720
Hydro Quebec 8.05%, 7/7/2024	15,000	20,582
Iberdrola International BV 6.75%, 7/15/2036	100,000	119,795
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	98,224
ITC Holdings Corp. 3.65%, 6/15/2024 (a)	25,000	24,653

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

LG&E and KU Energy LLC 3.75%, 11/15/2020	$100,000	$103,401
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	58,092
5.20%, 7/15/2025	50,000	50,059
Nevada Power Co.:
5.45%, 5/15/2041	60,000	67,858
6.75%, 7/1/2037	15,000	19,428
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019	150,000	148,938
4.50%, 6/1/2021 (a)	200,000	216,089
Nisource Finance Corp.:
4.80%, 2/15/2044	50,000	50,212
6.40%, 3/15/2018	70,000	78,474
Northern States Power Co.:
4.85%, 8/15/2040	100,000	107,629
6.25%, 6/1/2036	150,000	187,158
Oglethorpe Power Corp. 4.55%, 6/1/2044	200,000	191,550
Ohio Power Co. 6.60%, 2/15/2033	45,000	55,895
Oklahoma Gas & Electric Co. 4.00%, 12/15/2044	100,000	92,310
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	33,083
6.80%, 9/1/2018	100,000	114,407
7.00%, 5/1/2032	115,000	145,487
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	198,554
4.50%, 12/15/2041	25,000	24,611
4.75%, 2/15/2044	200,000	204,628
6.05%, 3/1/2034	200,000	238,231
PacifiCorp:
3.60%, 4/1/2024	200,000	204,650
3.85%, 6/15/2021	200,000	212,544
4.10%, 2/1/2042	50,000	47,645
Peco Energy Co.:
1.20%, 10/15/2016	300,000	301,194
4.15%, 10/1/2044	100,000	96,347
PG&E Corp. 2.40%, 3/1/2019	250,000	249,488
PPL Capital Funding, Inc. 3.50%, 12/1/2022	200,000	200,832
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	95,955
5.20%, 7/15/2041	50,000	55,916
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	672,898
PSEG Power LLC:
2.75%, 9/15/2016	100,000	101,984
5.13%, 4/15/2020	80,000	86,494
Public Service Co. of Colorado 2.90%, 5/15/2025	200,000	194,881
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	107,101
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	50,000	49,759
2.38%, 5/15/2023	150,000	142,410
3.95%, 5/1/2042	25,000	23,530
4.05%, 5/1/2045	100,000	95,458
Puget Energy, Inc.:
3.65%, 5/15/2025 (c)	50,000	48,645
6.00%, 9/1/2021	100,000	114,299
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	123,176
San Diego Gas & Electric Co.:
1.91%, 2/1/2022	100,000	99,808
4.30%, 4/1/2042	200,000	199,297
6.13%, 9/15/2037	115,000	146,325
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042 (a)	400,000	380,485
5.45%, 2/1/2041	100,000	112,053
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	75,140
5.50%, 3/15/2040	450,000	518,711
Southern Co. 1.95%, 9/1/2016	350,000	354,301
Southwestern Electric Power Co. 3.90%, 4/1/2045	100,000	86,926
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	114,105
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	96,891
6.10%, 5/15/2018	50,000	55,999
Tucson Electric Power Co. 3.05%, 3/15/2025	50,000	48,116
Union Electric Co. 6.40%, 6/15/2017	200,000	218,536
Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	100,000	97,051
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	95,644
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	156,071
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	251,656
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	126,548

		15,436,627

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	96,438
4.88%, 10/15/2019	100,000	110,334
Jabil Circuit, Inc.:
7.75%, 7/15/2016	100,000	105,947
8.25%, 3/15/2018	100,000	113,833
Roper Technologies, Inc. 2.05%, 10/1/2018	100,000	99,548

		526,100

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 1.55%, 9/15/2017	50,000	49,743
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	76,262

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Avnet, Inc. 4.88%, 12/1/2022	$100,000	$103,845
Corning, Inc. 1.45%, 11/15/2017	100,000	99,979
Flextronics International, Ltd. 4.75%, 6/15/2025 (c)	50,000	49,825
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	103,206
Keysight Technologies, Inc. 3.30%, 10/30/2019 (c)	150,000	149,831

		632,691

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp.:
1.40%, 6/15/2017	50,000	49,296
4.50%, 6/1/2021 (a)	100,000	103,911
Halliburton Co.:
5.90%, 9/15/2018	300,000	336,197
6.15%, 9/15/2019	200,000	229,579
7.45%, 9/15/2039	100,000	132,923
Nabors Industries, Inc. 4.63%, 9/15/2021 (a)	150,000	147,976
National Oilwell Varco, Inc. 3.95%, 12/1/2042	50,000	43,199
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	218,197
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036	20,000	17,757

		1,279,035

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc. 5.00%, 3/1/2020 (a)	100,000	109,657
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	150,955
4.10%, 3/1/2045	350,000	318,008

		578,620

FOOD & STAPLES RETAILING — 0.3%
Costco Wholesale Corp. 5.50%, 3/15/2017	50,000	53,761
CVS Health Corp.:
2.25%, 12/5/2018	50,000	50,411
4.00%, 12/5/2023	50,000	51,392
5.75%, 6/1/2017	350,000	378,422
6.25%, 6/1/2027	150,000	180,406
Kroger Co.:
5.40%, 7/15/2040	250,000	266,904
6.15%, 1/15/2020	100,000	114,513
6.90%, 4/15/2038	26,000	32,171
8.00%, 9/15/2029	49,000	65,408
Sysco Corp.:
2.60%, 6/12/2022	100,000	97,298
3.00%, 10/2/2021	60,000	60,404
4.35%, 10/2/2034	35,000	35,167
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	49,756
4.00%, 4/11/2043	50,000	47,797
4.75%, 10/2/2043	300,000	319,102
5.25%, 9/1/2035	150,000	169,467
5.63%, 4/15/2041	300,000	353,619
5.80%, 2/15/2018	150,000	167,366
5.88%, 4/5/2027	200,000	247,334
6.50%, 8/15/2037	250,000	321,562
Walgreen Co.:
4.40%, 9/15/2042	100,000	87,466
5.25%, 1/15/2019	100,000	109,334

		3,259,060

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	266,908
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	48,641
3.80%, 8/2/2042	100,000	84,631
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	246,631
3.20%, 1/25/2023	100,000	91,835
Delhaize Group SA 5.70%, 10/1/2040	15,000	15,360
General Mills, Inc.:
1.40%, 10/20/2017	200,000	199,149
5.70%, 2/15/2017	205,000	218,954
Hershey Co. 2.63%, 5/1/2023	100,000	97,164
HJ Heinz Co.:
1.60%, 6/30/2017 (c)(f)	30,000	30,036
2.00%, 7/2/2018 (c)(f)	30,000	30,022
2.80%, 7/2/2020 (c)(f)	50,000	50,073
3.50%, 7/15/2022 (c)(f)	50,000	50,179
3.95%, 7/15/2025 (c)(f)	50,000	50,429
5.00%, 7/15/2035 (c)(f)	20,000	20,319
5.20%, 7/15/2045 (c)(f)	20,000	20,544
JM Smucker Co.:
3.50%, 3/15/2025 (c)	100,000	97,309
4.25%, 3/15/2035 (c)	100,000	93,373
4.38%, 3/15/2045 (c)	25,000	22,875
Kellogg Co.:
3.13%, 5/17/2022	100,000	98,238
3.25%, 5/21/2018 (a)	65,000	67,186
7.45%, 4/1/2031	100,000	124,324
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	303,180
5.00%, 6/4/2042	200,000	197,307
6.13%, 8/23/2018	100,000	111,714
Kroger Co. 1.20%, 10/17/2016	200,000	200,285
Mondelez International, Inc.:
4.00%, 2/1/2024	100,000	102,828
5.38%, 2/10/2020	150,000	167,078
6.50%, 2/9/2040 (a)	180,000	221,731
Tyson Foods, Inc.:
3.95%, 8/15/2024	120,000	120,141
5.15%, 8/15/2044 (a)	200,000	203,848
Unilever Capital Corp.:
0.85%, 8/2/2017	100,000	99,345
4.25%, 2/10/2021	150,000	163,012

		3,914,649

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. 4.13%, 10/15/2044	$115,000	$108,870
ONE Gas, Inc. 2.07%, 2/1/2019	100,000	99,799

		208,669

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	188,238
6.25%, 12/1/2037	155,000	192,481
Becton Dickinson and Co.:
1.80%, 12/15/2017	100,000	99,907
2.68%, 12/15/2019	146,000	145,857
3.30%, 3/1/2023	50,000	48,726
3.73%, 12/15/2024	100,000	99,367
4.88%, 5/15/2044	100,000	98,513
5.00%, 11/12/2040	100,000	100,393
Boston Scientific Corp.:
2.65%, 10/1/2018	200,000	201,897
6.00%, 1/15/2020	100,000	112,332
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	98,840
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	97,334
4.20%, 6/15/2020	200,000	214,034
Medtronic, Inc.:
2.50%, 3/15/2020 (c)	100,000	100,094
3.13%, 3/15/2022	300,000	299,340
3.15%, 3/15/2022 (c)	100,000	100,231
3.50%, 3/15/2025 (c)	400,000	398,870
4.38%, 3/15/2035 (c)	100,000	98,989
4.63%, 3/15/2045 (c)	200,000	201,046
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	147,115
Stryker Corp.:
1.30%, 4/1/2018	100,000	98,811
4.10%, 4/1/2043	100,000	91,147
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	150,000	149,820
2.70%, 4/1/2020	100,000	99,430
3.55%, 4/1/2025	70,000	67,560
4.25%, 8/15/2035	45,000	41,326
4.45%, 8/15/2045	125,000	114,495
4.63%, 11/30/2019 (a)	100,000	107,619

		3,813,812

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	99,369
3.95%, 9/1/2020 (a)	150,000	157,294
4.50%, 5/15/2042	100,000	93,740
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	98,235
Anthem, Inc.:
1.88%, 1/15/2018	300,000	298,747
3.30%, 1/15/2023	50,000	48,745
4.63%, 5/15/2042	100,000	91,421
4.65%, 1/15/2043	100,000	91,012
5.88%, 6/15/2017	100,000	107,818
5.95%, 12/15/2034	68,000	72,280
Baylor Scott & White Holdings 4.19%, 11/15/2045	65,000	59,883
Cardinal Health, Inc.:
1.70%, 3/15/2018	57,000	56,783
2.40%, 11/15/2019	200,000	198,531
4.50%, 11/15/2044	100,000	92,743
Catholic Health Initiatives 4.35%, 11/1/2042	350,000	315,834
CIGNA Corp.:
3.25%, 4/15/2025	50,000	47,240
4.00%, 2/15/2022	50,000	51,319
5.38%, 2/15/2042	70,000	73,568
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	148,884
3.90%, 2/15/2022	250,000	256,093
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	51,489
Humana, Inc.:
3.85%, 10/1/2024	150,000	149,598
4.63%, 12/1/2042	100,000	94,118
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	200,000	201,932
Memorial Sloan-Kettering Cancer Center 4.20%, 7/1/2055	64,000	57,805
New York & Presbyterian Hospital 4.02%, 8/1/2045	25,000	22,771
Quest Diagnostics, Inc. 2.70%, 4/1/2019 (a)	230,000	231,646
UnitedHealth Group, Inc.:
1.88%, 11/15/2016	200,000	202,821
4.63%, 11/15/2041	250,000	248,210
5.95%, 2/15/2041	20,000	23,989
6.00%, 2/15/2018	200,000	221,717
6.88%, 2/15/2038	256,000	334,223

		4,299,858

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp. 3.95%, 10/15/2020	67,000	70,262
Marriott International, Inc. 3.38%, 10/15/2020	125,000	129,378
McDonald’s Corp.:
3.38%, 5/26/2025 (a)	100,000	97,614
5.35%, 3/1/2018	210,000	229,927
6.30%, 10/15/2037	100,000	115,537
6.30%, 3/1/2038	100,000	115,679
Starbucks Corp.:
0.88%, 12/5/2016	71,000	70,806
2.70%, 6/15/2022	50,000	49,650
4.30%, 6/15/2045 (a)	35,000	34,579
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	73,876
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	203,767

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Yum! Brands, Inc. 3.75%, 11/1/2021	$250,000	$252,327

		1,443,402

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 2.88%, 12/1/2019	100,000	100,595
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	98,503
4.00%, 3/1/2024	60,000	60,947

		260,045

HOUSEHOLD PRODUCTS — 0.1%
Church & Dwight Co, Inc. 2.45%, 12/15/2019	50,000	49,794
Clorox Co. 3.50%, 12/15/2024	100,000	97,757
Colgate-Palmolive Co. 1.95%, 2/1/2023 (a)	100,000	93,351
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	100,000	96,490
5.30%, 3/1/2041	45,000	50,281
6.63%, 8/1/2037	100,000	129,174
Procter & Gamble Co.:
2.30%, 2/6/2022 (a)	400,000	394,338
4.70%, 2/15/2019	350,000	385,065
5.55%, 3/5/2037	100,000	120,007

		1,416,257

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (b)
TransAlta Corp. 1.90%, 6/3/2017	63,000	62,483

INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.:
1.38%, 9/29/2016	100,000	100,911
3.88%, 6/15/2044	100,000	94,228
Crane Co. 4.45%, 12/15/2023	50,000	51,830
Eaton Electric Holdings LLC 3.88%, 12/15/2020	50,000	51,539
General Electric Co.:
2.70%, 10/9/2022	250,000	243,780
4.13%, 10/9/2042	6,000	5,719
4.50%, 3/11/2044	200,000	201,530
5.25%, 12/6/2017	146,000	159,170
Koninklijke Philips NV 3.75%, 3/15/2022	200,000	200,768
Pentair Finance SA 2.65%, 12/1/2019	100,000	99,263
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	109,885

		1,318,623

INSURANCE — 0.8%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	96,250
5.70%, 2/15/2017	100,000	107,226
Aflac, Inc. 3.63%, 11/15/2024	300,000	298,595
Alleghany Corp. 4.90%, 9/15/2044	125,000	118,097
Allstate Corp. 5.95%, 4/1/2036 (a)	165,000	197,733
American International Group, Inc.:
4.38%, 1/15/2055	300,000	265,376
4.50%, 7/16/2044	150,000	142,039
5.60%, 10/18/2016	200,000	211,187
5.85%, 1/16/2018	100,000	110,558
6.25%, 3/15/2087	100,000	107,000
8.18%, 5/15/2068 (d)	56,000	73,920
Aon PLC:
3.50%, 6/14/2024	100,000	98,230
4.00%, 11/27/2023	100,000	102,776
4.60%, 6/14/2044	50,000	47,159
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	50,533
Assurant, Inc. 4.00%, 3/15/2023 (a)	100,000	99,443
AXA SA 8.60%, 12/15/2030	100,000	132,500
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018	100,000	101,689
4.30%, 5/15/2043	50,000	48,094
5.40%, 5/15/2018	100,000	111,028
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	507,760
3.75%, 8/15/2021 (a)	100,000	106,887
Chubb Corp.:
5.75%, 5/15/2018	100,000	111,320
6.00%, 5/11/2037	100,000	121,166
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	113,534
CNA Financial Corp. 7.35%, 11/15/2019	100,000	117,793
Fidelity National Financial, Inc. 6.60%, 5/15/2017	120,000	129,655
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	123,868
Kemper Corp. 4.35%, 2/15/2025 (a)	50,000	49,095
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	48,369
4.00%, 9/1/2023	100,000	102,064
6.30%, 10/9/2037	100,000	116,264
Markel Corp. 3.63%, 3/30/2023	100,000	98,605
Marsh & McLennan Cos., Inc.:
3.50%, 6/3/2024	75,000	74,125
3.50%, 3/10/2025	75,000	73,580
MetLife, Inc.:
4.88%, 11/13/2043	150,000	154,268
5.70%, 6/15/2035	155,000	177,278
5.88%, 2/6/2041	250,000	292,539
Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2037	100,000	103,000

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Principal Financial Group, Inc.:
1.85%, 11/15/2017	$150,000	$150,734
3.40%, 5/15/2025	50,000	48,629
Progressive Corp. 4.35%, 4/25/2044	300,000	291,710
Prudential Financial, Inc.:
2.30%, 8/15/2018	177,000	178,627
4.50%, 11/16/2021	600,000	650,824
5.80%, 11/16/2041	50,000	55,491
Travelers Cos., Inc.:
3.90%, 11/1/2020	100,000	107,318
5.75%, 12/15/2017	250,000	276,104
Unum Group 4.00%, 3/15/2024	100,000	100,844
Voya Financial, Inc. 2.90%, 2/15/2018	100,000	102,559
W.R. Berkley Corp. 4.75%, 8/1/2044	150,000	140,523
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	112,208
WR Berkley Corp. 4.63%, 3/15/2022	50,000	52,467
XLIT, Ltd.:
4.45%, 3/31/2025	280,000	275,974
5.75%, 10/1/2021	100,000	114,346

		7,798,961

INTERNET & CATALOG RETAIL — 0.0% (b)
Expedia, Inc. 4.50%, 8/15/2024 (a)	200,000	201,248

INTERNET SOFTWARE & SERVICES — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019 (c)	350,000	347,561
3.13%, 11/28/2021 (c)	100,000	99,118
3.60%, 11/28/2024 (c)	267,000	256,776
Amazon.com, Inc.:
1.20%, 11/29/2017	125,000	124,237
3.30%, 12/5/2021	100,000	100,970
4.80%, 12/5/2034	100,000	99,469
4.95%, 12/5/2044	100,000	97,840
Baidu, Inc. 3.50%, 11/28/2022 (a)	200,000	197,626
eBay, Inc.:
1.35%, 7/15/2017	100,000	99,623
2.20%, 8/1/2019	50,000	49,558
4.00%, 7/15/2042	200,000	158,689
Google, Inc. 3.63%, 5/19/2021	100,000	106,240

		1,737,707

IT SERVICES — 0.1%
Fiserv, Inc.:
2.70%, 6/1/2020	50,000	49,820
3.85%, 6/1/2025	50,000	49,818
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	100,000	89,894
5.88%, 11/29/2032	165,000	199,064
7.00%, 10/30/2025	100,000	128,269
MasterCard, Inc. 3.38%, 4/1/2024	100,000	101,444
Xerox Corp.:
2.95%, 3/15/2017	300,000	306,331
6.35%, 5/15/2018	100,000	111,503

		1,036,143

LEISURE PRODUCTS — 0.0% (b)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	49,395
Mattel, Inc. 2.50%, 11/1/2016	100,000	101,396

		150,791

LIFE SCIENCES TOOLS & SERVICES — 0.0% (b)
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	354,323
3.15%, 1/15/2023	100,000	96,511

		450,834

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	121,837
3.80%, 8/15/2042	100,000	91,303
6.05%, 8/15/2036	165,000	197,545
Cummins, Inc. 4.88%, 10/1/2043	100,000	106,361
Deere & Co.:
3.90%, 6/9/2042	150,000	139,299
5.38%, 10/16/2029	75,000	88,346
Dover Corp. 4.30%, 3/1/2021	100,000	108,547
Eaton Corp.:
4.00%, 11/2/2032	165,000	158,749
4.15%, 11/2/2042	100,000	92,271
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,284
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	92,232
4.88%, 9/15/2041	100,000	105,796
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	114,046
Parker-Hannifin Corp. 4.20%, 11/21/2034	70,000	69,427
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	96,631
Snap-On, Inc. 4.25%, 1/15/2018	100,000	103,792
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	61,518
Timken Co. 3.88%, 9/1/2024	70,000	69,150
Xylem, Inc. 3.55%, 9/20/2016	150,000	153,997

		2,014,131

MEDIA — 1.1%
21st Century Fox America, Inc.:
3.70%, 9/15/2024 (a)	100,000	100,270
4.50%, 2/15/2021	150,000	161,329
4.75%, 9/15/2044	100,000	97,643
6.15%, 3/1/2037	240,000	277,217

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.40%, 12/15/2035	$150,000	$178,375
6.65%, 11/15/2037	100,000	122,491
8.88%, 4/26/2023	44,000	57,059
CBS Corp.:
1.95%, 7/1/2017	100,000	100,414
2.30%, 8/15/2019	100,000	98,339
4.85%, 7/1/2042	100,000	92,603
7.88%, 7/30/2030	100,000	130,012
CC Holdings GS V LLC 3.85%, 4/15/2023	100,000	96,945
Comcast Corp.:
3.38%, 8/15/2025	30,000	29,347
4.20%, 8/15/2034	83,000	80,113
4.25%, 1/15/2033	100,000	97,913
4.40%, 8/15/2035	38,000	37,491
4.60%, 8/15/2045	38,000	37,439
4.65%, 7/15/2042	200,000	199,930
5.15%, 3/1/2020	250,000	280,427
5.88%, 2/15/2018	90,000	99,731
6.40%, 5/15/2038	310,000	380,756
6.50%, 1/15/2017	80,000	86,460
6.95%, 8/15/2037	200,000	258,128
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.45%, 4/1/2024	200,000	204,918
5.20%, 3/15/2020	315,000	346,228
6.00%, 8/15/2040	100,000	103,387
6.38%, 3/1/2041	150,000	163,076
Discovery Communications LLC:
4.38%, 6/15/2021 (a)	100,000	104,238
5.05%, 6/1/2020	100,000	108,930
6.35%, 6/1/2040	150,000	166,256
Grupo Televisa SAB 6.00%, 5/15/2018 (a)	300,000	332,463
McGraw-Hill Financial, Inc. 4.00%, 6/15/2025 (c)	100,000	99,312
NBCUniversal Media LLC:
4.38%, 4/1/2021	350,000	378,529
5.15%, 4/30/2020	335,000	375,498
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	303,386
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	98,411
3.90%, 11/15/2024	50,000	49,020
Thomson Reuters Corp.:
1.30%, 2/23/2017	200,000	199,388
4.70%, 10/15/2019	100,000	108,983
5.85%, 4/15/2040	100,000	109,846
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	100,000	102,230
5.00%, 2/1/2020	250,000	268,723
5.50%, 9/1/2041	250,000	233,201
5.85%, 5/1/2017	230,000	245,689
6.55%, 5/1/2037	350,000	364,846
Time Warner, Inc.:
3.55%, 6/1/2024	100,000	97,647
4.00%, 1/15/2022	200,000	205,395
4.85%, 7/15/2045	50,000	48,216
4.88%, 3/15/2020	600,000	652,345
4.90%, 6/15/2042	100,000	99,373
7.70%, 5/1/2032	240,000	316,335
Viacom, Inc.:
2.50%, 12/15/2016	200,000	203,191
3.50%, 4/1/2017	100,000	103,196
3.88%, 12/15/2021	350,000	354,924
Walt Disney Co.:
1.85%, 5/30/2019	200,000	199,037
2.75%, 8/16/2021	100,000	100,965
3.75%, 6/1/2021	100,000	106,957
4.38%, 8/16/2041	300,000	304,815
WPP Finance 2010 3.75%, 9/19/2024	150,000	148,676

		10,508,062

METALS & MINING — 0.5%
Barrick Gold Corp.:
3.85%, 4/1/2022	59,000	57,307
4.10%, 5/1/2023 (a)	100,000	97,095
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	203,871
5.70%, 5/30/2041	100,000	91,286
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	107,651
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	50,000	50,436
2.05%, 9/30/2018	200,000	202,235
2.88%, 2/24/2022	250,000	244,955
3.85%, 9/30/2023	200,000	205,342
6.50%, 4/1/2019	100,000	115,672
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	100,000	99,041
3.55%, 3/1/2022 (a)	250,000	230,531
4.00%, 11/14/2021	300,000	292,923
5.40%, 11/14/2034	250,000	213,747
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	189,103
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	100,000	95,186
4.88%, 3/15/2042	100,000	83,690
6.25%, 10/1/2039	100,000	97,287
Nucor Corp. 5.75%, 12/1/2017	250,000	273,941
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	150,000	150,481
4.13%, 8/21/2042 (a)	108,000	96,365
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	100,000	103,200
6.50%, 7/15/2018	100,000	113,062
9.00%, 5/1/2019	350,000	435,140
Southern Copper Corp.:
3.88%, 4/23/2025 (a)	120,000	116,001
5.25%, 11/8/2042	200,000	174,582
Teck Resources, Ltd.:
2.50%, 2/1/2018	100,000	97,081
3.75%, 2/1/2023	100,000	84,623
6.25%, 7/15/2041	200,000	158,793
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	90,000	87,906
5.63%, 9/15/2019 (a)	250,000	270,713

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.88%, 11/21/2036 (a)	$330,000	$317,234
6.88%, 11/10/2039	165,000	158,275
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	20,454

		5,335,209

MULTI-NATIONAL — 1.5%
African Development Bank:
0.75%, 10/18/2016	150,000	150,361
1.25%, 9/2/2016	200,000	201,639
Asian Development Bank:
0.75%, 7/28/2017	500,000	499,542
1.50%, 9/28/2018	200,000	201,817
1.50%, 1/22/2020	300,000	298,081
1.75%, 3/21/2019	300,000	303,650
5.82%, 6/16/2028	50,000	63,474
Council Of Europe Development Bank 1.13%, 5/31/2018	100,000	99,881
European Bank for Reconstruction & Development:
1.00%, 2/16/2017	200,000	200,976
1.63%, 4/10/2018	50,000	50,702
1.63%, 11/15/2018	200,000	201,885
1.88%, 2/23/2022	400,000	392,929
European Investment Bank:
0.50%, 8/15/2016	350,000	349,984
0.88%, 4/18/2017 (a)	100,000	100,230
1.00%, 3/15/2018	525,000	523,653
1.00%, 6/15/2018	250,000	248,725
1.13%, 12/15/2016	200,000	201,501
1.13%, 9/15/2017	250,000	251,191
1.25%, 5/15/2018	500,000	501,373
1.63%, 3/16/2020 (a)	500,000	496,931
1.75%, 3/15/2017	100,000	101,746
1.75%, 6/17/2019	200,000	201,626
1.88%, 3/15/2019	250,000	253,651
2.50%, 4/15/2021 (a)	400,000	410,264
2.50%, 10/15/2024	800,000	799,829
4.00%, 2/16/2021 (a)	650,000	720,428
4.88%, 1/17/2017	450,000	478,766
FMS Wertmanagement AoeR:
1.00%, 11/21/2017	300,000	300,000
1.63%, 11/20/2018	500,000	504,814
Inter-American Development Bank:
0.63%, 9/12/2016	100,000	100,099
0.88%, 11/15/2016	150,000	150,517
0.88%, 3/15/2018	100,000	99,505
1.00%, 7/14/2017	250,000	250,977
1.38%, 7/15/2020	150,000	147,045
1.75%, 8/24/2018	500,000	508,168
3.00%, 2/21/2024	450,000	470,652
3.88%, 10/28/2041	35,000	37,755
5.13%, 9/13/2016	505,000	532,574
International Bank for Reconstruction & Development:
0.63%, 10/14/2016	200,000	200,166
0.88%, 4/17/2017	250,000	250,822
1.00%, 9/15/2016	600,000	603,379
1.13%, 7/18/2017	250,000	251,641
1.63%, 2/10/2022	50,000	48,486
1.88%, 3/15/2019	50,000	50,839
1.88%, 10/7/2019	200,000	202,448
2.13%, 11/1/2020	200,000	202,816
2.25%, 6/24/2021	550,000	558,421
2.50%, 11/25/2024	300,000	300,812
4.75%, 2/15/2035	80,000	96,924
International Finance Corp.:
0.63%, 11/15/2016	300,000	300,095
1.75%, 9/16/2019	600,000	604,682

		15,078,472

MULTI-UTILITIES — 0.2%
American Water Capital Corp.:
4.30%, 12/1/2042	100,000	96,221
6.59%, 10/15/2037	100,000	125,932
Berkshire Hathaway Energy:
5.75%, 4/1/2018	200,000	220,844
6.13%, 4/1/2036	155,000	181,283
Black Hills Corp. 4.25%, 11/30/2023	100,000	102,892
Dominion Resources, Inc. 4.90%, 8/1/2041	250,000	251,001
DTE Energy Co.:
2.40%, 12/1/2019	50,000	49,692
6.38%, 4/15/2033	150,000	180,006
MidAmerican Energy Co. 4.80%, 9/15/2043	250,000	264,161
Sempra Energy 2.30%, 4/1/2017	150,000	152,093
Xcel Energy, Inc. 4.70%, 5/15/2020	100,000	108,415

		1,732,540

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	109,384
4.38%, 9/1/2023	90,000	94,551
4.50%, 12/15/2034	100,000	95,353
6.70%, 7/15/2034	50,000	59,182
Nordstrom, Inc. 4.00%, 10/15/2021	100,000	105,892
Target Corp.:
2.90%, 1/15/2022	250,000	252,166
4.00%, 7/1/2042	200,000	189,181
5.88%, 7/15/2016	100,000	105,306
6.00%, 1/15/2018	100,000	111,528

		1,122,543

OIL, GAS & CONSUMABLE FUELS — 3.2%
Anadarko Finance Co. 7.50%, 5/1/2031	200,000	251,139
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	401,113
6.45%, 9/15/2036	100,000	115,200
Apache Corp.:
4.75%, 4/15/2043	350,000	322,993
5.10%, 9/1/2040	100,000	96,662
5.63%, 1/15/2017	250,000	265,279
Baker Hughes, Inc.:
3.20%, 8/15/2021	150,000	151,376

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.13%, 9/15/2040	$100,000	$104,383
Boardwalk Pipelines LP 3.38%, 2/1/2023 (a)	170,000	152,396
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	99,111
1.67%, 2/13/2018	50,000	50,076
2.24%, 5/10/2019	300,000	301,198
2.24%, 9/26/2018	100,000	101,239
2.32%, 2/13/2020 (a)	100,000	99,507
2.75%, 5/10/2023	200,000	190,907
3.25%, 5/6/2022	100,000	100,124
3.51%, 3/17/2025	150,000	147,588
3.56%, 11/1/2021	100,000	103,338
4.74%, 3/11/2021	200,000	219,440
British Transco Finance, Inc. 6.63%, 6/1/2018	200,000	228,250
Buckeye Partners LP 2.65%, 11/15/2018	100,000	98,113
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	115,534
6.50%, 2/15/2037	250,000	282,324
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	86,246
5.70%, 10/15/2019	350,000	389,562
6.75%, 11/15/2039	100,000	112,699
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	110,713
Chevron Corp.:
1.10%, 12/5/2017	100,000	99,560
1.37%, 3/2/2018	100,000	99,818
1.72%, 6/24/2018	100,000	100,547
1.96%, 3/3/2020	100,000	99,038
2.41%, 3/3/2022	50,000	48,552
2.43%, 6/24/2020	250,000	252,294
3.19%, 6/24/2023	50,000	50,263
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	236,288
CNOOC Finance 2015 Australia Pty Ltd. 4.20%, 5/5/2045	250,000	236,866
CNOOC Nexen Finance 2014 ULC:
1.63%, 4/30/2017	100,000	100,029
4.25%, 4/30/2024	200,000	204,665
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020 (a)(c)	50,000	50,047
4.50%, 6/1/2025 (a)(c)	50,000	49,079
5.80%, 6/1/2045 (c)	50,000	48,938
ConocoPhillips 5.90%, 10/15/2032	250,000	290,008
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	615,119
ConocoPhillips Co.:
2.20%, 5/15/2020	85,000	84,306
3.35%, 5/15/2025	105,000	103,829
4.15%, 11/15/2034	100,000	96,859
Continental Resources, Inc.:
3.80%, 6/1/2024 (a)	100,000	90,747
4.50%, 4/15/2023	200,000	192,300
5.00%, 9/15/2022	100,000	97,250
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	112,690
7.95%, 4/15/2032	200,000	259,156
Devon Financing Corp. ULC 7.88%, 9/30/2031	50,000	64,401
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	200,000	158,748
Ecopetrol SA:
5.88%, 9/18/2023	250,000	261,250
7.63%, 7/23/2019	350,000	406,000
Enable Midstream Partners LP 3.90%, 5/15/2024 (a)(c)	100,000	91,960
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	113,842
Encana Corp. 5.15%, 11/15/2041	206,000	187,438
Energy Transfer Partners LP:
2.50%, 6/15/2018	55,000	55,040
4.05%, 3/15/2025	100,000	94,198
4.15%, 10/1/2020	50,000	51,200
4.75%, 1/15/2026	150,000	148,715
5.15%, 3/15/2045	50,000	44,122
6.13%, 12/15/2045	100,000	100,450
6.50%, 2/1/2042	250,000	257,250
6.70%, 7/1/2018	300,000	333,492
EnLink Midstream Partners LP 2.70%, 4/1/2019	100,000	97,972
Ensco PLC 4.70%, 3/15/2021	100,000	101,602
Enterprise Products Operating LLC:
1.65%, 5/7/2018	100,000	99,599
3.70%, 2/15/2026 (a)	100,000	96,968
3.75%, 2/15/2025 (a)	75,000	73,488
4.85%, 8/15/2042	350,000	327,351
4.90%, 5/15/2046	100,000	94,494
4.95%, 10/15/2054	200,000	183,188
5.20%, 9/1/2020	200,000	221,630
5.70%, 2/15/2042	50,000	52,304
6.30%, 9/15/2017	50,000	55,084
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	93,539
4.10%, 2/1/2021	100,000	106,258
5.63%, 6/1/2019	129,000	145,086
EQT Corp. 8.13%, 6/1/2019	100,000	118,078
Exxon Mobil Corp.:
0.92%, 3/15/2017	350,000	349,600
1.82%, 3/15/2019	100,000	99,967
1.91%, 3/6/2020	100,000	99,261
2.71%, 3/6/2025	100,000	96,471
3.18%, 3/15/2024	100,000	101,050
3.57%, 3/6/2045	45,000	40,600
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	100,243
Hess Corp.:
5.60%, 2/15/2041	238,000	241,490
7.88%, 10/1/2029	100,000	125,123
Husky Energy, Inc. 3.95%, 4/15/2022	250,000	248,017

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	$500,000	$488,251
4.25%, 9/1/2024	100,000	96,716
5.50%, 3/1/2044	300,000	274,897
5.63%, 9/1/2041	50,000	45,861
5.80%, 3/15/2035	175,000	169,551
6.50%, 9/1/2039	250,000	252,344
Kinder Morgan, Inc. 5.55%, 6/1/2045	200,000	184,631
Magellan Midstream Partners LP:
4.20%, 12/1/2042	100,000	85,835
4.20%, 3/15/2045	100,000	85,320
Marathon Oil Corp.:
2.80%, 11/1/2022	200,000	187,492
6.80%, 3/15/2032	100,000	117,433
Marathon Petroleum Corp.:
5.13%, 3/1/2021	100,000	109,204
6.50%, 3/1/2041	49,000	54,750
Nexen, Inc. 5.88%, 3/10/2035	100,000	111,246
Noble Energy, Inc.:
3.90%, 11/15/2024 (a)	300,000	295,263
5.25%, 11/15/2043	100,000	96,393
Noble Holding International, Ltd. 3.95%, 3/15/2022 (a)	100,000	91,219
Occidental Petroleum Corp. 1.50%, 2/15/2018	400,000	397,501
ONEOK Partners LP:
3.20%, 9/15/2018	325,000	329,884
3.80%, 3/15/2020	50,000	50,680
4.90%, 3/15/2025 (a)	100,000	98,221
6.13%, 2/1/2041	100,000	95,681
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	100,000	108,750
6.63%, 6/15/2035	215,000	229,781
Petro-Canada:
5.95%, 5/15/2035	100,000	112,657
7.88%, 6/15/2026	180,000	237,341
Petrobras Global Finance BV:
3.00%, 1/15/2019	250,000	231,066
3.50%, 2/6/2017	500,000	495,100
4.38%, 5/20/2023	250,000	217,268
5.38%, 1/27/2021	350,000	336,577
5.63%, 5/20/2043	83,000	64,335
6.75%, 1/27/2041	100,000	87,323
7.25%, 3/17/2044 (a)	200,000	185,031
Petrobras International Finance Co.:
5.75%, 1/20/2020	105,000	103,847
6.88%, 1/20/2040	105,000	93,277
Petroleos Mexicanos:
2.38%, 4/15/2025	95,000	94,778
3.50%, 7/18/2018	100,000	102,875
4.50%, 1/23/2026 (a)(c)	275,000	269,844
4.88%, 1/24/2022	500,000	520,625
5.50%, 1/21/2021	350,000	380,187
5.50%, 6/27/2044	125,000	115,000
5.63%, 1/23/2046 (c)	150,000	139,687
6.38%, 1/23/2045	100,000	102,500
6.50%, 6/2/2041	150,000	156,000
8.00%, 5/3/2019	100,000	117,750
Phillips 66:
4.30%, 4/1/2022	100,000	104,865
5.88%, 5/1/2042	250,000	272,250
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	121,311
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	250,000	233,472
4.30%, 1/31/2043	100,000	85,946
6.50%, 5/1/2018	100,000	111,907
Pride International, Inc. 7.88%, 8/15/2040	200,000	212,595
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	78,864
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	101,413
Schlumberger Investment SA 3.65%, 12/1/2023	42,000	43,093
Shell International Finance BV:
1.13%, 8/21/2017	100,000	99,761
2.00%, 11/15/2018	500,000	504,161
2.13%, 5/11/2020	100,000	99,525
3.25%, 5/11/2025	150,000	148,569
4.13%, 5/11/2035	63,000	61,682
4.55%, 8/12/2043	100,000	100,277
6.38%, 12/15/2038	220,000	274,127
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (c)	480,000	510,404
Southwestern Energy Co.:
4.10%, 3/15/2022	150,000	146,262
4.95%, 1/23/2025	150,000	149,609
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	118,364
Statoil ASA:
2.90%, 11/8/2020	120,000	122,823
3.13%, 8/17/2017	100,000	103,734
3.25%, 11/10/2024	250,000	248,711
5.10%, 8/17/2040	225,000	245,105
7.75%, 6/15/2023	200,000	254,361
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	222,247
Sunoco Logistics Partners Operations LP:
4.25%, 4/1/2024 (a)	60,000	58,354
5.35%, 5/15/2045	100,000	91,113
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	146,826
TC PipeLines LP 4.38%, 3/13/2025	50,000	48,424
Texas Eastern Transmission LP 7.00%, 7/15/2032	200,000	244,929
Total Capital International SA:
1.00%, 8/12/2016	250,000	250,585
2.13%, 1/10/2019 (a)	150,000	150,898
2.75%, 6/19/2021	100,000	99,845
2.88%, 2/17/2022	350,000	347,919
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	94,169

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.80%, 10/1/2020	$200,000	$210,411
4.63%, 3/1/2034	200,000	195,170
6.10%, 6/1/2040	100,000	112,152
6.50%, 8/15/2018	70,000	79,385
7.63%, 1/15/2039	100,000	133,165
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	94,010
6.13%, 2/1/2020	165,000	187,464
6.63%, 6/15/2037	100,000	113,238
Weatherford International, Ltd. 9.63%, 3/1/2019	150,000	175,110
Western Gas Partners LP 2.60%, 8/15/2018	100,000	100,306
Williams Cos., Inc. 8.75%, 3/15/2032	225,000	270,343
Williams Partners LP:
3.35%, 8/15/2022	100,000	94,905
3.60%, 3/15/2022	100,000	97,025
3.90%, 1/15/2025	65,000	61,114
4.00%, 11/15/2021	50,000	50,465
4.00%, 9/15/2025 (a)	200,000	187,284
4.90%, 1/15/2045	100,000	86,438
5.10%, 9/15/2045	200,000	176,721
5.25%, 3/15/2020 (a)	110,000	119,882
6.30%, 4/15/2040	35,000	35,338
XTO Energy, Inc. 6.75%, 8/1/2037	45,000	62,441

		31,222,166

PAPER & FOREST PRODUCTS — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	350,000	406,091
Domtar Corp. 6.25%, 9/1/2042	100,000	99,702
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	242,171
International Paper Co.:
5.15%, 5/15/2046 (a)	150,000	144,780
6.00%, 11/15/2041	20,000	21,596
7.50%, 8/15/2021	250,000	303,462
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	96,455

		1,314,257

PERSONAL PRODUCTS — 0.0% (b)
Colgate-Palmolive Co. 1.30%, 1/15/2017	100,000	100,627
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	86,518

		187,145

PHARMACEUTICALS — 1.1%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	109,635
6.00%, 4/1/2039	125,000	151,509
AbbVie, Inc.:
1.75%, 11/6/2017	450,000	450,940
1.80%, 5/14/2018	95,000	94,723
2.50%, 5/14/2020	150,000	148,378
2.90%, 11/6/2022	100,000	96,681
3.20%, 11/6/2022	70,000	69,270
3.60%, 5/14/2025	375,000	370,561
4.40%, 11/6/2042	150,000	141,078
4.50%, 5/14/2035	60,000	58,821
4.70%, 5/14/2045	50,000	49,426
Actavis Funding SCS:
2.35%, 3/12/2018	420,000	422,463
2.45%, 6/15/2019 (a)	45,000	44,566
3.00%, 3/12/2020	255,000	255,343
3.45%, 3/15/2022	50,000	49,463
3.80%, 3/15/2025	255,000	249,830
4.55%, 3/15/2035	30,000	28,491
4.75%, 3/15/2045	245,000	232,934
Actavis, Inc.:
3.25%, 10/1/2022	200,000	193,644
6.13%, 8/15/2019	100,000	111,830
Allergan, Inc. 2.80%, 3/15/2023	200,000	186,180
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	92,605
5.90%, 9/15/2017	400,000	439,790
Baxalta, Inc.:
2.00%, 6/22/2018 (c)	15,000	14,998
2.88%, 6/23/2020 (c)	50,000	49,946
3.60%, 6/23/2022 (c)	50,000	50,057
4.00%, 6/23/2025 (c)	50,000	49,698
5.25%, 6/23/2045 (c)	15,000	15,175
Eli Lilly & Co.:
2.75%, 6/1/2025	85,000	81,882
5.20%, 3/15/2017	225,000	240,785
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	203,449
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	100,000	100,752
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	167,413
6.38%, 5/15/2038	355,000	445,180
Johnson & Johnson:
1.13%, 11/21/2017	100,000	99,874
3.55%, 5/15/2021	250,000	265,960
4.85%, 5/15/2041	100,000	110,660
5.55%, 8/15/2017	100,000	109,355
McKesson Corp.:
2.85%, 3/15/2023	100,000	95,417
3.80%, 3/15/2024	350,000	351,553
4.75%, 3/1/2021 (a)	100,000	108,282
7.50%, 2/15/2019	100,000	117,101
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	105,636
Merck & Co., Inc.:
1.85%, 2/10/2020 (a)	100,000	99,001
2.35%, 2/10/2022	100,000	96,764
2.75%, 2/10/2025	100,000	95,627
2.80%, 5/18/2023	150,000	146,213
3.70%, 2/10/2045	230,000	204,458
3.88%, 1/15/2021	150,000	159,562
4.15%, 5/18/2043	100,000	95,659
6.55%, 9/15/2037	100,000	128,221

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Mylan, Inc.:
1.35%, 11/29/2016	$200,000	$199,614
4.20%, 11/29/2023 (a)	50,000	50,572
Novartis Capital Corp.:
3.40%, 5/6/2024	100,000	101,264
4.40%, 5/6/2044	250,000	254,008
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	200,000	222,178
Perrigo Co. PLC 5.30%, 11/15/2043	200,000	202,260
Pfizer, Inc.:
1.10%, 5/15/2017	250,000	249,960
2.10%, 5/15/2019	100,000	100,562
3.40%, 5/15/2024 (a)	250,000	251,823
6.20%, 3/15/2019	235,000	268,370
Sanofi:
1.25%, 4/10/2018	50,000	49,763
4.00%, 3/29/2021	125,000	133,532
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	202,279
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	146,844
Wyeth 5.95%, 4/1/2037	240,000	285,248
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	68,708
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	40,532
4.70%, 2/1/2043	60,000	57,128

		10,741,484

PROFESSIONAL SERVICES — 0.0% (b)
Dun & Bradstreet Corp. 4.00%, 6/15/2020	50,000	50,268

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	45,000	44,840
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024 (a)	50,000	49,780
American Tower Corp.:
3.40%, 2/15/2019	100,000	102,300
4.00%, 6/1/2025	100,000	96,150
5.00%, 2/15/2024 (a)	90,000	93,285
5.90%, 11/1/2021	100,000	111,846
AvalonBay Communities, Inc.:
3.45%, 6/1/2025	100,000	97,902
3.50%, 11/15/2024 (a)	100,000	98,939
BioMed Realty LP 2.63%, 5/1/2019	50,000	49,812
Boston Properties LP:
4.13%, 5/15/2021	200,000	212,266
5.63%, 11/15/2020	65,000	73,944
Brandywine Operating Partnership LP 4.55%, 10/1/2029	200,000	198,245
Camden Property Trust 4.88%, 6/15/2023	250,000	266,366
CBL & Associates LP 5.25%, 12/1/2023	350,000	357,360
Corporate Office Properties LP 3.70%, 6/15/2021	50,000	49,398
DDR Corp.:
3.38%, 5/15/2023	100,000	95,589
3.63%, 2/1/2025	150,000	142,859
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	97,445
Duke Realty LP 3.75%, 12/1/2024	125,000	123,200
EPR Properties 4.50%, 4/1/2025	100,000	97,797
ERP Operating LP:
3.38%, 6/1/2025	100,000	97,447
4.50%, 6/1/2045	50,000	47,840
5.75%, 6/15/2017	100,000	108,184
Essex Portfolio LP 3.88%, 5/1/2024	50,000	50,513
Federal Realty Investment Trust 4.50%, 12/1/2044	50,000	48,242
HCP, Inc.:
3.88%, 8/15/2024	150,000	146,508
4.00%, 6/1/2025	150,000	146,696
4.20%, 3/1/2024	120,000	120,132
5.38%, 2/1/2021	100,000	109,681
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	527,439
5.25%, 1/15/2022	100,000	108,722
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	97,459
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	50,000	49,855
Hospitality Properties Trust 4.50%, 3/15/2025	100,000	98,570
Host Hotels & Resorts LP:
4.00%, 6/15/2025	95,000	94,350
4.75%, 3/1/2023	50,000	52,602
Kilroy Realty LP 3.80%, 1/15/2023	100,000	99,777
Kimco Realty Corp. 3.20%, 5/1/2021	100,000	99,848
Liberty Property LP:
4.13%, 6/15/2022	100,000	100,824
4.40%, 2/15/2024	63,000	64,175
Mid-America Apartments LP 3.75%, 6/15/2024	100,000	98,249
National Retail Properties, Inc. 3.30%, 4/15/2023	50,000	48,214
Omega Healthcare Investors, Inc. 4.50%, 4/1/2027 (c)	150,000	142,944
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	24,030
ProLogis LP:
2.75%, 2/15/2019	125,000	126,143
3.35%, 2/1/2021	100,000	101,328
4.50%, 8/15/2017	20,000	21,124
Realty Income Corp.:
3.88%, 7/15/2024	60,000	60,182
5.88%, 3/15/2035	50,000	55,962

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Senior Housing Properties Trust 3.25%, 5/1/2019	$50,000	$50,036
Simon Property Group LP:
2.15%, 9/15/2017	500,000	507,805
5.65%, 2/1/2020	200,000	227,236
Ventas Realty LP 3.75%, 5/1/2024	50,000	48,951
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	100,260
2.70%, 4/1/2020	100,000	99,211
Vornado Realty LP 2.50%, 6/30/2019	100,000	99,704
Weingarten Realty Investors 3.85%, 6/1/2025	50,000	48,851
Weyerhaeuser Co.:
4.63%, 9/15/2023	150,000	159,253
7.38%, 3/15/2032	50,000	62,538

		6,810,208

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	99,031
3.45%, 9/15/2021 (a)	350,000	358,562
4.15%, 4/1/2045	45,000	41,580
4.38%, 9/1/2042	100,000	95,448
4.55%, 9/1/2044	200,000	196,745
4.95%, 9/15/2041	100,000	103,973
7.00%, 12/15/2025	51,000	65,409
Canadian National Railway Co.:
2.25%, 11/15/2022	200,000	191,370
2.85%, 12/15/2021	100,000	100,407
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	100,000	107,589
9.45%, 8/1/2021	100,000	134,110
CSX Corp.:
3.95%, 5/1/2050	290,000	251,447
4.25%, 6/1/2021	35,000	37,494
4.50%, 8/1/2054	150,000	139,789
6.15%, 5/1/2037	165,000	196,366
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	33,830
4.84%, 10/1/2041	100,000	101,862
7.70%, 5/15/2017	230,000	256,275
Ryder System, Inc.:
2.50%, 3/1/2018	100,000	101,392
2.65%, 3/2/2020	100,000	99,439
Union Pacific Corp.:
2.25%, 6/19/2020 (a)	50,000	50,165
3.25%, 8/15/2025	50,000	49,342
3.38%, 2/1/2035	100,000	88,909
3.65%, 2/15/2024	92,000	94,623
4.82%, 2/1/2044	205,000	215,352

		3,210,509

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Altera Corp. 2.50%, 11/15/2018	100,000	101,639
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	111,932
Broadcom Corp. 2.50%, 8/15/2022	100,000	96,164
Intel Corp.:
1.35%, 12/15/2017	150,000	149,680
3.30%, 10/1/2021	50,000	51,923
4.25%, 12/15/2042	150,000	140,699
4.80%, 10/1/2041	185,000	185,753
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	87,863
Texas Instruments, Inc. 1.75%, 5/1/2020	150,000	145,921
Xilinx, Inc. 3.00%, 3/15/2021	100,000	100,896

		1,172,470

SOFTWARE — 0.4%
Adobe Systems, Inc. 3.25%, 2/1/2025	65,000	63,250
Autodesk, Inc. 3.13%, 6/15/2020 (a)	100,000	100,211
CA, Inc. 4.50%, 8/15/2023	150,000	154,673
CDK Global, Inc. 3.30%, 10/15/2019	65,000	65,002
Microsoft Corp.:
1.85%, 2/12/2020 (a)	50,000	49,718
2.38%, 5/1/2023	100,000	96,451
2.70%, 2/12/2025 (a)	350,000	336,335
3.00%, 10/1/2020 (a)	400,000	416,214
3.50%, 2/12/2035	100,000	90,803
3.50%, 11/15/2042	100,000	85,017
3.63%, 12/15/2023 (a)	200,000	209,567
3.75%, 2/12/2045	55,000	49,346
4.00%, 2/12/2055	100,000	89,570
Oracle Corp.:
1.20%, 10/15/2017	125,000	124,750
2.25%, 10/8/2019 (a)	150,000	150,434
2.50%, 10/15/2022	100,000	96,274
2.80%, 7/8/2021	200,000	200,790
2.95%, 5/15/2025	200,000	192,431
3.40%, 7/8/2024	200,000	200,998
3.90%, 5/15/2035	145,000	134,867
4.30%, 7/8/2034	100,000	98,061
4.38%, 5/15/2055	200,000	185,545
4.50%, 7/8/2044	200,000	196,744
5.75%, 4/15/2018	200,000	222,287
6.13%, 7/8/2039	350,000	417,253
Symantec Corp. 2.75%, 6/15/2017	13,000	13,121

		4,039,712

SPECIALTY RETAIL — 0.3%
AutoZone, Inc. 3.13%, 7/15/2023	100,000	96,816
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	19,263
Costco Wholesale Corp. 1.13%, 12/15/2017	100,000	99,486

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Dollar General Corp. 1.88%, 4/15/2018	$100,000	$99,139
Gap, Inc. 5.95%, 4/12/2021	200,000	222,547
Home Depot, Inc.:
2.00%, 6/15/2019	150,000	150,511
4.88%, 2/15/2044	50,000	53,203
5.95%, 4/1/2041	500,000	605,074
Kohl’s Corp.:
3.25%, 2/1/2023 (a)	100,000	97,148
6.00%, 1/15/2033	100,000	103,610
Lowe’s Cos., Inc.:
5.13%, 11/15/2041	200,000	217,303
5.50%, 10/15/2035	250,000	283,656
QVC, Inc. 4.45%, 2/15/2025	135,000	130,637
Ross Stores, Inc. 3.38%, 9/15/2024	50,000	48,992
Tiffany & Co. 3.80%, 10/1/2024	65,000	63,895
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	95,267
6.95%, 4/15/2019	100,000	117,259
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	400,000	389,072

		2,892,878

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Apple, Inc.:
1.00%, 5/3/2018	150,000	148,358
1.05%, 5/5/2017 (a)	50,000	50,038
2.00%, 5/6/2020 (a)	200,000	198,366
2.10%, 5/6/2019	200,000	201,859
2.40%, 5/3/2023	175,000	167,188
2.50%, 2/9/2025	150,000	140,730
2.70%, 5/13/2022	100,000	98,938
2.85%, 5/6/2021	200,000	202,710
3.20%, 5/13/2025	100,000	99,293
3.45%, 5/6/2024	150,000	152,817
3.45%, 2/9/2045	75,000	63,465
3.85%, 5/4/2043	125,000	113,606
4.38%, 5/13/2045	65,000	64,173
Computer Sciences Corp. 6.50%, 3/15/2018	100,000	110,550
EMC Corp.:
1.88%, 6/1/2018	150,000	150,128
3.38%, 6/1/2023 (a)	100,000	100,073
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	29,000	28,926
3.50%, 4/15/2023	50,000	48,456
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	357,690
4.05%, 9/15/2022	250,000	252,259
4.30%, 6/1/2021	100,000	104,086
4.65%, 12/9/2021 (a)	178,000	188,355
International Business Machines Corp.:
1.13%, 2/6/2018	150,000	148,972
1.25%, 2/6/2017	150,000	150,619
1.95%, 7/22/2016	300,000	304,302
1.95%, 2/12/2019 (a)	250,000	250,621
3.63%, 2/12/2024	75,000	76,057
5.70%, 9/14/2017	210,000	230,292
NetApp, Inc. 3.38%, 6/15/2021 (a)	50,000	49,195
Seagate HDD Cayman 3.75%, 11/15/2018	100,000	104,034

		4,356,156

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
Cintas Corp. No. 2 6.15%, 8/15/2036	100,000	118,203
NIKE, Inc. 2.25%, 5/1/2023	50,000	47,790

		165,993

THRIFTS & MORTGAGE FINANCE — 0.0% (b)
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	315,079
Santander Holdings USA, Inc. 3.45%, 8/27/2018	100,000	102,808

		417,887

TOBACCO — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	149,025
2.85%, 8/9/2022	100,000	96,037
2.95%, 5/2/2023	100,000	95,236
4.00%, 1/31/2024	200,000	202,693
4.75%, 5/5/2021	60,000	64,825
9.70%, 11/10/2018	68,000	84,433
9.95%, 11/10/2038	33,000	52,593
Philip Morris International, Inc.:
1.63%, 3/20/2017	400,000	403,506
2.90%, 11/15/2021	400,000	399,338
5.65%, 5/16/2018	150,000	166,131
Reynolds American, Inc.:
3.25%, 11/1/2022	200,000	192,090
4.45%, 6/12/2025	400,000	407,453
4.75%, 11/1/2042	100,000	89,683
RJ Reynolds Tobacco Co.:
2.30%, 8/21/2017 (a)	100,000	100,126
3.50%, 8/4/2016 (a)	45,000	46,025
6.88%, 5/1/2020	100,000	115,950

		2,665,144

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
GATX Corp.:
2.38%, 7/30/2018 (a)	46,000	46,041
2.50%, 3/15/2019	67,000	66,346

		112,387

TRANSPORTATION INFRASTRUCTURE — 0.0% (b)
Norfolk Southern Corp. 4.45%, 6/15/2045	150,000	143,947

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
America Movil SAB de CV:
2.38%, 9/8/2016	400,000	406,045
3.13%, 7/16/2022	150,000	148,322
4.38%, 7/16/2042	150,000	138,431

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.00%, 3/30/2020	$100,000	$110,751
6.13%, 3/30/2040	75,000	86,170
American Tower Corp. 3.45%, 9/15/2021	150,000	147,700
AT&T Corp. 8.00%, 11/15/2031	123,000	168,297
AT&T, Inc.:
4.45%, 5/15/2021	450,000	476,707
6.55%, 2/15/2039	100,000	113,465
Deutsche Telekom International Finance BV:
6.75%, 8/20/2018	310,000	354,590
8.75%, 6/15/2030	150,000	208,075
Embarq Corp. 8.00%, 6/1/2036	100,000	109,750
France Telecom SA 4.13%, 9/14/2021	350,000	366,497
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	100,002
Orange SA 9.00%, 3/1/2031	100,000	141,281
Rogers Communications, Inc.:
4.10%, 10/1/2023 (a)	300,000	306,276
4.50%, 3/15/2043	100,000	91,807
6.80%, 8/15/2018	150,000	170,732
Telefonica Emisiones SAU:
5.46%, 2/16/2021	350,000	386,496
7.05%, 6/20/2036	350,000	427,653
Vodafone Group PLC:
2.95%, 2/19/2023 (a)	200,000	186,495
5.63%, 2/27/2017	400,000	425,251
6.15%, 2/27/2037	363,000	385,847

		5,456,640

TOTAL BONDS & NOTES —
(Cost $264,962,055)		264,200,202

FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Brazilian Government International Bond:
4.25%, 1/7/2025	125,000	120,313
4.88%, 1/22/2021	850,000	888,250
5.00%, 1/27/2045	350,000	301,875
11.00%, 8/17/2040	100,000	101,350
Canada Government International Bond:
0.88%, 2/14/2017	150,000	150,562
1.63%, 2/27/2019	200,000	201,933
Chile Government International Bond:
3.25%, 9/14/2021	100,000	104,750
3.88%, 8/5/2020	200,000	217,500
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	320,600
4.00%, 2/26/2024	350,000	347,375
5.63%, 2/26/2044	100,000	101,500
6.13%, 1/18/2041	100,000	108,350
7.38%, 3/18/2019	200,000	231,600
7.38%, 9/18/2037	150,000	186,000
Export Development Canada:
0.88%, 1/30/2017	100,000	100,304
1.00%, 5/15/2017	200,000	201,051
1.25%, 10/26/2016	100,000	100,903
Export-Import Bank of Korea 2.88%, 1/21/2025	300,000	289,999
Federal Farm Credit Banks 1.10%, 6/1/2018	500,000	498,845
Federal Home Loan Mortgage Corp.:
1.25%, 5/12/2017	150,000	151,567
1.50%, 6/25/2018	1,000,000	1,001,119
2.00%, 8/25/2016	350,000	356,198
5.13%, 11/17/2017	150,000	164,903
Federal National Mortgage Association:
0.75%, 4/20/2017	350,000	350,553
1.50%, 6/22/2020 (a)	700,000	691,766
1.63%, 1/21/2020 (a)	250,000	249,658
4.88%, 12/15/2016	150,000	159,346
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	448,200
Inter-American Development Bank 1.75%, 10/15/2019	100,000	100,588
Israel Government International Bond:
4.00%, 6/30/2022	100,000	107,000
5.13%, 3/26/2019	100,000	112,375
Italy Government International Bond 5.25%, 9/20/2016	500,000	525,651
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	200,443
1.75%, 7/31/2018	50,000	50,536
2.13%, 2/7/2019	150,000	153,039
2.13%, 2/10/2025	150,000	143,583
3.38%, 7/31/2023	200,000	212,194
Japan Finance Corp. 2.25%, 7/13/2016	250,000	254,145
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	109,653
KFW 2.00%, 5/2/2025	1,000,000	951,423
Landwirtschaftliche Rentenbank 2.00%, 1/13/2025	100,000	95,809
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	197,000
3.63%, 3/15/2022	934,000	946,609
4.75%, 3/8/2044	400,000	382,600
5.75%, 10/12/2049	300,000	294,750
6.75%, 9/27/2034	50,000	62,675
Nordic Investment Bank 2.25%, 9/30/2021	250,000	252,912
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	199,478
Panama Government International Bond:
4.00%, 9/22/2024	150,000	151,125
5.20%, 1/30/2020	250,000	274,625

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.70%, 1/26/2036	$200,000	$246,000
Peruvian Government International Bond 5.63%, 11/18/2050	100,000	111,500
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	378,875
4.20%, 1/21/2024	250,000	272,812
5.00%, 1/13/2037	200,000	231,250
6.38%, 10/23/2034	50,000	66,375
7.75%, 1/14/2031	300,000	432,750
8.38%, 6/17/2019	100,000	123,500
Poland Government International Bond:
5.00%, 3/23/2022	300,000	333,150
5.13%, 4/21/2021	450,000	498,825
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	201,606
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	208,508
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	106,587
Province of Ontario Canada:
1.65%, 9/27/2019	250,000	248,965
2.00%, 1/30/2019	200,000	203,167
3.00%, 7/16/2018	900,000	944,404
Province of Quebec Canada 7.50%, 9/15/2029	455,000	656,336
Republic of Italy 6.88%, 9/27/2023	100,000	124,100
Republic of Korea 4.13%, 6/10/2044	300,000	329,760
Republic of Peru:
7.13%, 3/30/2019	100,000	116,500
7.35%, 7/21/2025	75,000	98,063
8.75%, 11/21/2033	250,000	377,500
Republic of Poland 6.38%, 7/15/2019	50,000	57,625
Republic of South Africa 5.50%, 3/9/2020	200,000	217,500
South Africa Government International Bond:
4.67%, 1/17/2024	550,000	562,375
6.88%, 5/27/2019	50,000	56,760
Turkey Government International Bond:
6.00%, 1/14/2041	500,000	528,750
6.63%, 2/17/2045	600,000	691,500
6.75%, 4/3/2018	500,000	552,560
6.88%, 3/17/2036	300,000	348,750
7.38%, 2/5/2025	425,000	510,531
Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	375,747
Uruguay Government International Bond:
5.10%, 6/18/2050	150,000	142,500
7.63%, 3/21/2036	200,000	268,700

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $24,801,680)		24,548,414

U.S. GOVERNMENT AGENCY MBS TBA — 5.3%
Fannie Mae
2.50%, 15yr TBA (f)	650,000	657,617
3.00%, 15yr TBA (f)	1,725,000	1,786,588
3.00%, 30yr TBA (f)	4,200,000	4,182,281
3.50%, 30yr TBA (f)	8,700,000	8,962,359
4.00%, 30yr TBA (f)	4,200,000	4,448,063
Freddie Mac
2.50%, 15yr TBA (f)	4,250,000	4,296,816
3.00%, 30yr TBA (f)	3,900,000	3,875,320
3.50%, 30yr TBA (f)	4,450,000	4,575,504
4.00%, 30yr TBA (f)	3,700,000	3,911,305
Ginnie Mae
3.50%, 30yr TBA (f)	1,500,000	1,556,250
3.50%, 30yr TBA (f)	3,300,000	3,422,203
4.00%, 30yr TBA (f)	7,950,000	8,456,813
4.50%, 30yr TBA (f)	1,700,000	1,845,563

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $52,287,187)		51,976,682

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.4%
Federal Home Loan Bank
0.50%, 9/28/2016	100,000	100,017
0.63%, 11/23/2016	500,000	500,524
0.75%, 1/6/2017	100,000	100,296
1.63%, 12/9/2016	250,000	253,793
1.75%, 12/14/2018	500,000	506,176
1.88%, 3/13/2020	250,000	252,249
4.75%, 12/16/2016	500,000	530,515
4.88%, 5/17/2017	1,100,000	1,186,399
5.00%, 11/17/2017	300,000	328,940
5.50%, 7/15/2036	250,000	322,083
Federal Home Loan Mortgage Corp.
0.50%, 1/27/2017	1,250,000	1,248,624
0.75%, 1/12/2018	200,000	199,067
0.88%, 2/22/2017	300,000	301,394
0.88%, 3/7/2018	200,000	199,372
1.00%, 3/8/2017 (a)	1,000,000	1,006,463
1.00%, 7/28/2017 (a)	750,000	753,567
1.00%, 9/29/2017 (a)	200,000	200,782
1.25%, 8/1/2019 (a)	400,000	395,801
1.25%, 10/2/2019 (a)	800,000	789,342
1.38%, 5/1/2020 (a)	400,000	393,960
1.75%, 5/30/2019 (a)	700,000	708,022
2.38%, 1/13/2022	2,350,000	2,380,150
2.50%, 9/1/2028	422,689	427,684
2.50%, 10/1/2029	1,144,920	1,158,445
3.00%, 2/1/2029	724,902	750,685
3.00%, 7/1/2029	855,848	886,288
3.00%, 9/1/2029	1,385,299	1,434,570
3.00%, 4/1/2030	1,183,762	1,226,174
3.00%, 3/1/2043	1,577,794	1,570,455
3.00%, 4/1/2043	859,253	855,256
3.00%, 4/1/2043	2,164,756	2,154,688

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.00%, 7/1/2043	$898,599	$894,420
3.00%, 7/1/2043	148,758	148,066
3.00%, 8/1/2043	462,264	460,114
3.00%, 9/1/2043	556,092	553,506
3.00%, 10/1/2043	461,919	459,771
3.50%, 5/1/2026	959,816	1,014,125
3.50%, 1/1/2029	300,297	316,663
3.50%, 11/1/2029	955,913	1,008,054
3.50%, 2/1/2030	485,877	512,380
3.50%, 3/1/2032	961,642	1,006,347
3.50%, 5/1/2043	490,429	504,952
3.50%, 8/1/2043	965,265	993,850
3.50%, 8/1/2043	1,752,654	1,804,558
3.50%, 6/1/2044	824,713	848,597
3.50%, 8/1/2044	1,519,401	1,563,403
3.50%, 10/1/2044	891,112	916,918
3.50%, 1/1/2045	1,444,628	1,486,918
3.50%, 2/1/2045	1,957,605	2,014,912
3.75%, 3/27/2019	700,000	760,247
4.00%, 4/1/2019	24,167	25,473
4.00%, 4/1/2024	178,918	188,584
4.00%, 5/1/2025	124,043	130,992
4.00%, 6/1/2025	250,273	264,293
4.00%, 8/1/2025	71,546	75,553
4.00%, 9/1/2025	33,344	35,212
4.00%, 6/1/2026	635,990	672,832
4.00%, 10/1/2040	568,910	605,009
4.00%, 12/1/2041	1,645,977	1,750,474
4.00%, 4/1/2042	1,203,560	1,279,970
4.00%, 5/1/2044	1,052,096	1,112,500
4.00%, 5/1/2044	615,164	650,482
4.00%, 7/1/2044	2,464,193	2,605,670
4.00%, 12/1/2044	1,036,506	1,096,015
4.50%, 5/1/2019	273,235	285,202
4.50%, 9/1/2024	7,564	8,010
4.50%, 10/1/2024	309,188	327,433
4.50%, 4/1/2038	867,056	937,654
4.50%, 2/1/2039	1,147,976	1,240,100
4.50%, 2/1/2039	5,156	5,563
4.50%, 6/1/2039	476,819	514,503
4.50%, 12/1/2039	358,271	386,586
4.50%, 6/1/2040	14,641	15,829
4.50%, 4/1/2041	14,761	15,961
4.50%, 7/1/2041	860,718	930,706
4.50%, 8/1/2041	62,572	67,660
4.50%, 9/1/2041	391,638	423,484
4.50%, 10/1/2043	46,896	50,633
4.50%, 3/1/2044	743,734	803,105
4.50%, 8/1/2044	66,229	71,516
4.50%, 9/1/2044	1,206,233	1,302,525
4.88%, 6/13/2018	100,000	111,064
5.00%, 2/16/2017	800,000	856,724
5.00%, 4/18/2017 (a)	723,000	778,851
5.00%, 3/1/2018	203,910	212,947
5.00%, 11/1/2035	42,778	47,131
5.00%, 12/1/2036	5,989	6,579
5.00%, 12/1/2036	5,684	6,244
5.00%, 2/1/2038	395,775	434,813
5.00%, 2/1/2038	983	1,080
5.00%, 2/1/2038	334,281	367,254
5.00%, 3/1/2038	276,744	304,041
5.00%, 3/1/2038	299,045	328,515
5.00%, 6/1/2038	130,532	143,407
5.00%, 11/1/2038	767,202	842,807
5.00%, 11/1/2038	354,748	389,739
5.00%, 1/1/2039	154,988	170,276
5.00%, 2/1/2039	359,732	395,651
5.00%, 10/1/2039	101,536	111,551
5.13%, 10/18/2016	100,000	105,958
5.50%, 2/1/2022	14,551	16,280
5.50%, 11/1/2026	109,913	123,015
5.50%, 6/1/2027	31,612	35,379
5.50%, 4/1/2028	47,946	53,657
5.50%, 7/1/2028	78,747	88,264
5.50%, 7/1/2033	3,678	4,139
5.50%, 1/1/2037	303,868	339,600
5.50%, 1/1/2037	100,269	112,060
5.50%, 9/1/2037	4,114	4,597
5.50%, 11/1/2037	20,582	22,997
5.50%, 1/1/2038	196,603	219,679
5.50%, 4/1/2038	615,110	687,407
5.50%, 7/1/2038	2,277	2,545
5.50%, 7/1/2038	918,768	1,026,756
5.50%, 10/1/2038	14,867	16,614
5.50%, 11/1/2038	8,587	9,596
6.00%, 8/1/2031	20,223	23,241
6.00%, 3/1/2036	20,568	23,306
6.00%, 8/1/2036	164,651	186,571
6.00%, 1/1/2037	15,058	17,063
6.00%, 12/1/2037	15,676	17,761
6.00%, 10/1/2038	15,988	18,116
6.00%, 3/1/2040	15,815	17,920
6.00%, 5/1/2040	1,697,956	1,923,711
6.25%, 7/15/2032 (a)	100,000	139,278
6.50%, 11/1/2037	222,174	255,639
6.50%, 2/1/2038	45,832	52,752
6.50%, 9/1/2038	548,484	631,097
6.50%, 9/1/2039	206,005	237,086
6.75%, 3/15/2031	450,000	647,124
Federal National Mortgage Association
Zero Coupon, 6/1/2017 (e)	700,000	690,325
Zero Coupon, 10/9/2019 (e)	300,000	274,657
0.88%, 8/28/2017 (a)	1,000,000	1,002,106
0.88%, 10/26/2017	200,000	200,097
0.88%, 12/20/2017	250,000	249,772
0.88%, 5/21/2018	1,000,000	995,143
1.00%, 9/27/2017 (a)	450,000	451,702
1.13%, 4/27/2017	1,000,000	1,008,232
1.25%, 9/28/2016	400,000	403,776
1.25%, 1/30/2017 (a)	250,000	252,660
1.63%, 11/27/2018	600,000	607,484
1.75%, 1/30/2019	100,000	101,120
2.32%, 11/25/2018 (d)	875,000	895,519
2.50%, 7/1/2028	1,282,033	1,298,079
2.50%, 8/1/2028	818,666	828,912
2.50%, 8/1/2028	1,071,016	1,084,421
2.50%, 10/1/2028	871,881	882,793
2.63%, 9/6/2024	415,000	415,392

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.00%, 8/1/2027	$909,972	$942,941
3.00%, 11/1/2028	1,540,457	1,596,355
3.00%, 6/1/2029	452,972	469,431
3.00%, 8/1/2029	853,961	884,990
3.00%, 9/1/2029	873,983	905,739
3.00%, 1/1/2043	1,678,454	1,676,235
3.00%, 3/1/2043	1,909,796	1,907,271
3.00%, 4/1/2043	470,672	470,050
3.00%, 5/1/2043	878,225	877,064
3.00%, 5/1/2043	1,743,620	1,741,315
3.00%, 5/1/2043	2,622,140	2,618,674
3.00%, 6/1/2043	1,714,376	1,712,109
3.00%, 6/1/2043	125,923	125,756
3.00%, 6/1/2043	446,823	446,233
3.00%, 6/1/2043	1,296,787	1,295,073
3.00%, 7/1/2043	461,719	461,108
3.00%, 7/1/2043	1,163,415	1,161,877
3.50%, 11/1/2025	437,003	461,394
3.50%, 3/1/2026	279,391	295,186
3.50%, 1/1/2027	1,509,439	1,593,685
3.50%, 10/1/2029	884,404	933,020
3.50%, 6/1/2034	1,674,948	1,748,814
3.50%, 7/1/2034	3,303,097	3,448,765
3.50%, 5/1/2042	3,225,840	3,327,570
3.50%, 8/1/2042	1,205,284	1,243,294
3.50%, 10/1/2042	951,353	981,355
3.50%, 1/1/2043	452,921	467,204
3.50%, 5/1/2043	423,093	436,171
3.50%, 7/1/2043	1,649,542	1,700,534
3.50%, 1/1/2044	1,719,483	1,772,636
3.50%, 10/1/2044	1,234,718	1,272,866
4.00%, 7/1/2018	138,272	145,178
4.00%, 8/1/2018	550,762	578,273
4.00%, 8/1/2018	1,978	2,076
4.00%, 1/1/2020	3,939	4,131
4.00%, 4/1/2024	257,934	272,310
4.00%, 1/1/2025	265,373	280,164
4.00%, 3/1/2026	173,342	183,149
4.00%, 12/1/2040	1,440,751	1,529,594
4.00%, 3/1/2041	1,881,844	2,001,459
4.00%, 12/1/2041	2,609,752	2,775,635
4.00%, 2/1/2042	755,344	803,508
4.00%, 10/1/2043	1,510,914	1,601,115
4.00%, 12/1/2043	215,562	228,431
4.00%, 6/1/2044	1,433,497	1,518,613
4.00%, 7/1/2044	778,064	824,263
4.00%, 7/1/2044	819,700	868,371
4.00%, 9/1/2044	1,257,971	1,332,665
4.00%, 10/1/2044	1,061,046	1,124,047
4.50%, 4/1/2023	3,274	3,463
4.50%, 4/1/2023	593,219	627,516
4.50%, 8/1/2023	992	1,049
4.50%, 4/1/2039	1,259,804	1,360,932
4.50%, 10/1/2040	678,093	733,978
4.50%, 2/1/2041	1,292,925	1,399,717
4.50%, 5/1/2041	720,591	779,979
4.50%, 1/1/2042	2,388,118	2,585,372
4.50%, 9/1/2043	622,676	672,969
4.50%, 12/1/2043	388,099	419,446
4.50%, 1/1/2044	463,289	500,865
4.50%, 2/1/2044	995,904	1,076,680
4.50%, 6/1/2044	2,068,195	2,235,942
5.00%, 10/1/2015	3,216	3,366
5.00%, 12/1/2015	48,102	50,354
5.00%, 2/1/2016	8,186	8,569
5.00%, 2/13/2017	100,000	107,063
5.00%, 5/11/2017	510,000	550,512
5.00%, 6/1/2018	59,223	61,995
5.00%, 7/1/2035	1,137,475	1,259,381
5.00%, 7/1/2040	551,259	609,235
5.00%, 9/1/2040	742,621	820,722
5.00%, 12/1/2043	444,818	490,870
5.38%, 6/12/2017	1,000,000	1,089,555
5.50%, 7/1/2035	480,736	541,048
5.50%, 6/1/2038	88,628	99,428
5.50%, 6/1/2038	71,853	80,609
5.50%, 12/1/2038	656,745	736,772
5.50%, 12/1/2039	964,272	1,081,773
6.00%, 6/1/2017	3	3
6.00%, 2/1/2037	519,061	589,162
6.00%, 10/1/2039	765,867	869,101
6.00%, 4/1/2040	968,642	1,099,176
6.63%, 11/15/2030 (a)	150,000	212,964
7.13%, 1/15/2030	525,000	776,888
7.25%, 5/15/2030 (a)	100,000	148,841
Government National Mortgage Association
3.00%, 12/15/2042	1,234,576	1,252,153
3.00%, 12/15/2042	365,843	371,052
3.00%, 12/20/2042	1,643,028	1,666,152
3.00%, 12/20/2042	1,010,388	1,024,608
3.00%, 2/20/2043	2,166,104	2,192,626
3.00%, 4/20/2043	2,449,903	2,479,900
3.00%, 6/20/2043	1,686,699	1,707,351
3.50%, 2/15/2042	1,508,835	1,569,885
3.50%, 4/15/2043	602,716	626,132
3.50%, 10/20/2043	797,002	828,135
3.50%, 12/20/2043	388,870	404,060
3.50%, 1/20/2044	781,588	812,118
3.50%, 3/20/2044	760,139	789,209
3.50%, 10/20/2044	1,529,700	1,588,201
4.00%, 6/15/2040	119,294	127,537
4.00%, 3/20/2044	333,220	353,046
4.00%, 4/20/2044	483,926	512,718
4.00%, 6/20/2044	706,017	748,023
4.00%, 8/20/2044	745,448	789,800
4.00%, 9/20/2044	774,939	821,046
4.00%, 10/20/2044	747,065	791,513
4.50%, 3/15/2038	929,174	1,010,141
4.50%, 6/15/2039	131,071	143,086
4.50%, 7/15/2039	400,981	437,738
4.50%, 6/15/2040	31,185	34,083
4.50%, 6/15/2040	1,087,808	1,188,901
4.50%, 3/15/2041	509,118	556,431
4.50%, 6/15/2041	655,825	714,490
4.50%, 9/20/2041	387,504	421,445
4.50%, 12/15/2041	108,508	118,215
4.50%, 1/15/2042	353,770	386,199

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

4.50%, 10/20/2043	$316,994	$341,948
4.50%, 4/20/2044	710,824	766,781
4.50%, 11/20/2044	2,264,449	2,442,922
4.50%, 12/20/2044	669,783	722,572
5.00%, 12/15/2038	445,274	494,872
5.00%, 4/15/2039	2,494,099	2,778,287
5.00%, 4/15/2039	3,687	4,107
5.00%, 5/15/2039	154,074	171,630
5.00%, 11/20/2041	2,003,861	2,228,231
5.00%, 11/20/2044	917,865	998,657
5.50%, 6/15/2038	597,408	672,183
5.50%, 7/15/2038	735,853	827,957
5.50%, 2/15/2039	121,834	137,084
6.00%, 1/15/2038	66,142	74,817
6.00%, 4/15/2038	361,122	408,568
6.00%, 6/15/2041	310,639	351,381
Tennessee Valley Authority
2.88%, 9/15/2024	300,000	301,166
4.63%, 9/15/2060	14,000	14,815
5.25%, 9/15/2039	450,000	547,687
7.13%, 5/1/2030	66,000	93,831

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $200,673,384)		202,057,665

U.S. TREASURY OBLIGATIONS — 35.9%
Treasury Bonds
2.50%, 2/15/2045 (a)	1,900,000	1,672,570
2.75%, 8/15/2042	2,175,000	2,025,599
2.75%, 11/15/2042	1,860,000	1,730,172
2.88%, 5/15/2043	2,800,000	2,668,288
3.00%, 11/15/2044	1,350,000	1,319,909
3.13%, 11/15/2041	3,150,000	3,171,105
3.13%, 2/15/2042	2,250,000	2,261,970
3.13%, 2/15/2043	1,400,000	1,401,596
3.13%, 8/15/2044	2,600,000	2,603,562
3.38%, 5/15/2044	2,700,000	2,835,054
3.50%, 2/15/2039	700,000	754,677
3.63%, 8/15/2043	1,100,000	1,209,769
3.63%, 2/15/2044	1,334,000	1,466,346
3.75%, 8/15/2041	150,000	168,402
3.75%, 11/15/2043	4,100,000	4,610,696
3.88%, 8/15/2040	150,000	171,287
4.25%, 11/15/2040	150,000	181,465
4.38%, 11/15/2039	500,000	614,930
4.38%, 5/15/2040	2,750,000	3,385,003
4.38%, 5/15/2041	1,600,000	1,977,200
4.50%, 2/15/2036	150,000	188,619
4.50%, 8/15/2039	1,300,000	1,627,223
4.63%, 2/15/2040	1,300,000	1,657,435
4.75%, 2/15/2037	750,000	971,782
4.75%, 2/15/2041	500,000	651,105
5.25%, 11/15/2028 (a)	500,000	652,435
5.25%, 2/15/2029	250,000	326,587
5.38%, 2/15/2031 (a)	200,000	269,152
6.13%, 11/15/2027	2,200,000	3,053,270
6.25%, 8/15/2023	1,000,000	1,305,140
6.50%, 11/15/2026	800,000	1,125,864
6.88%, 8/15/2025 (a)	750,000	1,061,460
7.13%, 2/15/2023	1,000,000	1,356,430
7.25%, 8/15/2022 (a)	500,000	674,800
7.50%, 11/15/2016	1,015,000	1,112,460
8.13%, 8/15/2019 (a)	1,500,000	1,904,625
8.75%, 8/15/2020	1,130,000	1,523,850
8.88%, 8/15/2017 (a)	713,000	835,857
Treasury Notes
0.38%, 10/31/2016	2,500,000	2,498,125
0.50%, 11/30/2016	150,000	150,092
0.50%, 1/31/2017	150,000	149,964
0.50%, 2/28/2017 (a)	150,000	149,901
0.50%, 3/31/2017 (a)	150,000	149,846
0.50%, 4/30/2017	150,000	149,748
0.50%, 7/31/2017	150,000	149,481
0.63%, 8/15/2016	9,000,000	9,025,380
0.63%, 10/15/2016	4,900,000	4,913,132
0.63%, 11/15/2016	6,000,000	6,014,399
0.63%, 12/15/2016	1,750,000	1,753,762
0.63%, 12/31/2016	1,750,000	1,753,780
0.63%, 2/15/2017	7,100,000	7,110,508
0.63%, 5/31/2017	950,000	949,981
0.63%, 8/31/2017	549,000	548,034
0.63%, 9/30/2017	1,000,000	997,220
0.63%, 11/30/2017	992,000	987,685
0.63%, 4/30/2018	7,800,000	7,728,162
0.75%, 1/15/2017	1,750,000	1,756,528
0.75%, 3/15/2017 (a)	1,500,000	1,505,415
0.75%, 6/30/2017	150,000	150,310
0.75%, 10/31/2017	2,500,000	2,497,975
0.75%, 12/31/2017	4,900,000	4,889,808
0.75%, 2/28/2018	650,000	647,413
0.75%, 3/31/2018	4,650,000	4,626,285
0.88%, 9/15/2016	337,000	338,931
0.88%, 11/30/2016	1,500,000	1,508,700
0.88%, 12/31/2016	4,900,000	4,929,155
0.88%, 1/31/2017	2,000,000	2,011,320
0.88%, 2/28/2017 (a)	2,250,000	2,262,555
0.88%, 4/15/2017	650,000	653,451
0.88%, 4/30/2017	2,500,000	2,512,700
0.88%, 5/15/2017	550,000	552,651
0.88%, 6/15/2017	500,000	502,340
0.88%, 7/15/2017	800,000	803,328
0.88%, 8/15/2017	1,000,000	1,003,800
0.88%, 10/15/2017	4,500,000	4,510,440
0.88%, 11/15/2017	150,000	150,276
0.88%, 1/15/2018	150,000	150,065
0.88%, 7/31/2019	1,500,000	1,468,875
1.00%, 8/31/2016	1,000,000	1,007,160
1.00%, 9/30/2016	1,000,000	1,007,630
1.00%, 10/31/2016	500,000	503,715
1.00%, 3/31/2017	4,650,000	4,685,712
1.00%, 9/15/2017	650,000	653,790
1.00%, 12/15/2017	150,000	150,627
1.00%, 2/15/2018	150,000	150,435
1.00%, 3/15/2018	500,000	501,080
1.00%, 5/31/2018	1,500,000	1,500,405
1.13%, 4/30/2020 (a)	150,000	146,568
1.25%, 10/31/2018	3,400,000	3,411,458
1.25%, 1/31/2019	2,000,000	2,000,760
1.25%, 1/31/2020 (a)	1,750,000	1,726,883

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

1.38%, 7/31/2018	$500,000	$504,995
1.38%, 9/30/2018	1,808,000	1,822,844
1.38%, 11/30/2018	250,000	251,890
1.38%, 12/31/2018	300,000	301,707
1.38%, 2/28/2019	3,300,000	3,312,375
1.38%, 1/31/2020	13,000,000	12,900,420
1.38%, 2/29/2020	4,250,000	4,213,960
1.38%, 3/31/2020	1,250,000	1,237,875
1.38%, 4/30/2020	2,000,000	1,978,080
1.38%, 5/31/2020	150,000	148,212
1.50%, 7/31/2016	500,000	506,095
1.50%, 8/31/2018	6,000,000	6,077,940
1.50%, 12/31/2018	6,700,000	6,765,861
1.50%, 1/31/2019	500,000	504,635
1.50%, 2/28/2019	500,000	504,215
1.50%, 3/31/2019	2,250,000	2,267,730
1.50%, 5/31/2019	1,000,000	1,005,570
1.50%, 10/31/2019	1,900,000	1,901,140
1.50%, 11/30/2019	3,000,000	3,000,750
1.50%, 1/31/2022	1,750,000	1,694,105
1.63%, 3/31/2019	642,000	649,723
1.63%, 4/30/2019	1,500,000	1,516,650
1.63%, 6/30/2019	6,500,000	6,561,360
1.63%, 7/31/2019	542,000	546,753
1.63%, 8/31/2019	1,042,000	1,050,534
1.63%, 12/31/2019	3,500,000	3,514,035
1.63%, 8/15/2022	2,000,000	1,938,760
1.63%, 11/15/2022	3,500,000	3,382,925
1.75%, 9/30/2019	1,500,000	1,517,970
1.75%, 10/31/2020	2,500,000	2,501,825
1.75%, 5/15/2022	4,000,000	3,922,960
1.75%, 5/15/2023	3,950,000	3,820,914
1.88%, 8/31/2017	2,000,000	2,050,400
1.88%, 9/30/2017	2,000,000	2,050,900
1.88%, 10/31/2017	500,000	512,690
2.00%, 7/31/2020 (a)	150,000	152,547
2.00%, 9/30/2020	150,000	152,211
2.00%, 11/30/2020	4,700,000	4,759,126
2.00%, 2/28/2021	150,000	151,360
2.00%, 5/31/2021	550,000	553,514
2.00%, 8/31/2021	450,000	451,498
2.00%, 10/31/2021	1,500,000	1,502,535
2.00%, 11/15/2021	900,000	901,647
2.00%, 2/15/2022	200,000	199,990
2.00%, 2/15/2023	6,000,000	5,934,540
2.13%, 8/31/2020	1,000,000	1,021,530
2.13%, 1/31/2021	150,000	152,496
2.13%, 6/30/2021	1,000,000	1,012,450
2.13%, 8/15/2021	3,250,000	3,286,562
2.13%, 9/30/2021	700,000	707,028
2.13%, 12/31/2021	200,000	201,502
2.25%, 11/30/2017	2,500,000	2,587,250
2.25%, 3/31/2021	150,000	153,258
2.25%, 4/30/2021	1,000,000	1,020,980
2.25%, 7/31/2021	650,000	662,207
2.25%, 11/15/2024	3,300,000	3,279,078
2.38%, 7/31/2017	4,900,000	5,071,549
2.38%, 12/31/2020	2,700,000	2,783,943
2.38%, 8/15/2024	4,275,000	4,297,700
2.50%, 6/30/2017 (a)	150,000	155,551
2.50%, 8/15/2023	1,500,000	1,532,190
2.50%, 5/15/2024	8,063,000	8,200,313
2.63%, 4/30/2018	1,000,000	1,046,850
2.63%, 8/15/2020	3,500,000	3,660,370
2.63%, 11/15/2020	2,150,000	2,246,277
2.75%, 11/30/2016 (a)	3,280,000	3,385,223
2.75%, 5/31/2017	150,000	156,111
2.75%, 12/31/2017	150,000	157,146
2.75%, 2/28/2018	2,000,000	2,097,440
2.75%, 2/15/2019	2,000,000	2,106,320
2.75%, 11/15/2023	2,500,000	2,598,775
2.75%, 2/15/2024	7,550,000	7,839,165
3.00%, 8/31/2016	2,750,000	2,833,270
3.00%, 2/28/2017	2,000,000	2,081,600
3.13%, 10/31/2016	2,750,000	2,847,927
3.13%, 1/31/2017 (a)	750,000	780,818
3.13%, 4/30/2017	150,000	156,949
3.13%, 5/15/2019 (g)	3,500,000	3,735,830
3.13%, 5/15/2021	1,500,000	1,604,745
3.25%, 12/31/2016	150,000	156,179
3.25%, 3/31/2017	150,000	157,037
3.38%, 11/15/2019	2,500,000	2,699,575
3.50%, 2/15/2018	2,250,000	2,402,235
3.50%, 5/15/2020	2,000,000	2,175,520
3.63%, 8/15/2019	500,000	544,345
3.63%, 2/15/2020	2,500,000	2,730,925
3.63%, 2/15/2021	3,500,000	3,840,375
3.75%, 11/15/2018	1,500,000	1,629,240
4.25%, 11/15/2017	150,000	162,220
4.63%, 11/15/2016	1,500,000	1,585,305
4.75%, 8/15/2017 (a)	1,425,000	1,547,208
5.95%, 3/19/2019	500,000	559,750

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $353,234,938)		355,433,521

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 3.0%
Fannie Mae:
2.50%, 2/1/2030	1,412,166	1,429,948
2.50%, 5/1/2030	1,987,621	2,012,648
3.00%, 8/1/2029	1,502,622	1,557,220
3.00%, 6/1/2030	1,418,958	1,470,906
3.00%, 2/1/2035	684,595	696,702
3.00%, 12/1/2042	918,506	917,860
3.50%, 10/1/2025	377,415	398,480
3.50%, 5/1/2029	462,180	487,586
3.50%, 1/1/2045	1,215,930	1,253,901
3.50%, 1/1/2045	962,855	992,604
3.50%, 4/1/2045	2,261,585	2,332,211
3.50%, 5/1/2045	1,491,286	1,537,856
4.00%, 12/1/2034	944,307	1,010,470
4.00%, 10/1/2044	912,716	966,910
4.00%, 12/1/2044	1,889,193	2,001,367
4.00%, 1/1/2045	408,082	432,641
4.00%, 3/1/2045	1,487,873	1,577,414
4.50%, 4/1/2031	529,886	578,250
4.50%, 12/1/2043	1,276,991	1,380,134
5.00%, 1/1/2042	1,695,065	1,873,334
5.00%, 3/1/2042	1,778,214	1,965,227

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.00%, 7/1/2044	$1,485,360	$1,641,059
5.50%, 7/1/2041	1,040,305	1,167,355

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $29,938,168)		29,682,083

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.8%
Ginnie Mae:
3.00%, 12/20/2044	962,564	972,906
3.00%, 4/20/2045	1,492,195	1,508,340
3.50%, 2/15/2042	1,872,034	1,947,778
3.50%, 6/20/2042	1,700,855	1,770,475
3.50%, 12/20/2044	1,220,308	1,266,977
3.50%, 2/20/2045	963,914	1,001,570
3.50%, 4/20/2045	2,982,537	3,099,052
3.50%, 4/20/2045	2,890,280	3,003,190
4.00%, 12/20/2044	1,864,072	1,974,981
4.00%, 2/20/2045	1,256,983	1,331,771

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $18,058,851)		17,877,040

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
Bank of America Commercial Mortgage, Inc. 5.75%, 6/10/2049 (d)	780,000	824,013
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	417,365
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	258,710
5.44%, 6/12/2047	481,351	504,082
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	367,204	383,782
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	461,018	482,436
5.61%, 4/15/2049	30,460	30,503
WF-RBS Commercial Mortgage Trust 2.87%, 11/15/2045	200,000	199,675

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $2,549,451)		3,100,566

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (d)	491,347	518,094
Citigroup Commercial Mortgage Trust 2012-GC8 3.02%, 9/10/2045	1,000,000	1,008,915
Citigroup Commercial Mortgage Trust 2013-GC15 1.38%, 9/10/2046	274,673	275,345
Citigroup Commercial Mortgage Trust 2014-GC25 3.37%, 10/10/2047	500,000	500,726
Commercial Mortgage Pass Through Certificates:
3.82%, 6/10/2047	500,000	519,963
3.96%, 2/10/2047	500,000	530,718
4.06%, 12/10/2044	1,500,000	1,593,053
Fannie Mae-Aces 3.51%, 12/25/2023 (d)	888,000	934,744
FHLMC Multifamily Structured Pass Through Certificates:
1.88%, 4/25/2022	642,258	643,947
3.24%, 9/25/2024	700,000	719,355
3.25%, 4/25/2023 (d)	1,750,000	1,822,257
3.40%, 7/25/2019	396,775	414,400
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	718,915	749,907
JPMBB Commercial Mortgage Securities Trust 2014-C22 3.80%, 9/15/2047	1,500,000	1,554,686
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	504,994
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	805,766
UBS-Barclays Commercial Mortgage Trust 2013-C5 3.18%, 3/10/2046	1,000,000	1,009,572
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	783,802

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $15,185,945)		14,890,244

ASSET-BACKED SECURITIES — 0.6%
AUTOMOBILES — 0.3%
AmeriCredit Automobile Receivables 2014-3:
1.15%, 6/10/2019	400,000	399,476
2.58%, 9/8/2020	1,000,000	1,004,391
Hyundai Auto Receivables Trust 2014-B 0.90%, 12/17/2018	820,000	820,076
Santander Drive Auto Receivables Trust 2012-3 3.64%, 5/15/2018	675,000	688,388

		2,912,331

CREDIT CARD RECEIVABLES — 0.3%
Capital One Multi-Asset Execution Trust 1.48%, 7/15/2020	200,000	201,214
Citibank Credit Card Issuance Trust:
1.32%, 9/7/2018	400,000	402,581
5.35%, 2/7/2020	525,000	577,765

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.15%, 6/15/2039	$250,000	$320,850
Discover Card Execution Note Trust:
2.12%, 12/15/2021	500,000	505,335
5.65%, 3/16/2020	300,000	328,864
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.36%, 8/17/2020	500,000	499,784

		2,836,393

TOTAL ASSET-BACKED SECURITIES —
(Cost $5,764,072)		5,748,724

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue 7.04%, 4/1/2050	50,000	68,583
California, State General Obligation:
7.30%, 10/1/2039	500,000	707,210
7.55%, 4/1/2039	225,000	325,253
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	195,873
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	45,000	58,163
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	60,896
University of California:
4.13%, 5/15/2045	400,000	374,896
4.77%, 5/15/2115	75,000	68,057
4.86%, 5/15/2112	150,000	138,163

		1,997,094

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	109,769
Connecticut, State Special Tax Obligation Revenue 5.46%, 11/1/2030	120,000	139,930

		249,699

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	274,745
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	218,452

		493,197

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	320,000	298,224
5.65%, 12/1/2038	5,000	4,657
7.35%, 7/1/2035	250,000	276,733

		579,614

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	112,085

MISSISSIPPI — 0.0% (b)
Mississippi, State General Obligation Series F 5.25%, 11/1/2034	100,000	113,473

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	104,451
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	338,357
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	94,292

		537,100

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	262,702
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	119,476
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	100,804
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	329,492
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	301,323

		1,113,797

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	113,648
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	245,798
8.08%, 2/15/2050	300,000	447,798

		807,244

OREGON — 0.0% (b)
Oregon School Boards Association 5.68%, 6/30/2028	100,000	118,874

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	99,000	104,160
Pennsylvania, State General Obligation 5.45%, 2/15/2030	540,000	620,708
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	86,325

		811,193

See accompanying notes to financial statements.

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

TEXAS — 0.0% (b)
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	$50,000	$68,941
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	94,630
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	126,930

		290,501

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	174,677

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $7,126,427)		7,398,548

	Shares
SHORT TERM INVESTMENTS — 9.2%
MONEY MARKET FUNDS — 9.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (h)(i)	75,195,295	75,195,295
State Street Navigator Securities Lending Prime Portfolio (i)(j)	15,822,708	15,822,708

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $91,018,003)		91,018,003

TOTAL INVESTMENTS — 108.0% (l)
(Cost $1,065,600,161)		1,067,931,692
OTHER ASSETS & LIABILITIES — (8.0)%		(79,140,060)

NET ASSETS — 100.0%		$988,791,632

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(e)	Non-income producing security
(f)	When-issued security
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(j)	Investments of cash collateral for securities loaned
(k)	Value is determined based on Level 1 inputs (Note 2).
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.5%
ALABAMA — 0.2%
Alabama, State General Obligation Series A 5.00%, 8/1/2022	$1,000,000	$1,199,030
Birmingham, AL, Waterworks Board Revenue:
Seres A 5.00%, 1/1/2028	160,000	181,000
5.00%, 1/1/2041	200,000	216,308
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	458,835
University of Alabama, General Revenue Series D-2 5.00%, 10/1/2037	230,000	255,183

		2,310,356

ARIZONA — 2.1%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 5.00%, 12/1/2031	12,000,000	13,614,120
Arizona, State Transportation Board, Highway Revenue:
Series A 5.00%, 7/1/2018	2,500,000	2,788,775
Series A 5.00%, 7/1/2036	1,000,000	1,131,660
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,149,940
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,805,904
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue:
5.00%, 7/1/2025	700,000	817,488
5.00%, 7/1/2029	400,000	465,340
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
Series B 5.00%, 7/1/2026	1,000,000	1,190,340
Series A 5.00%, 7/1/2039	3,325,000	3,739,428

		27,702,995

ARKANSAS — 0.1%
Arkansas, State General Obligation 5.00%, 6/15/2021	125,000	148,062
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	577,351

		725,413

CALIFORNIA — 13.9%
Alameda County, CA, Unified School District, General Obligation Series A 5.00%, 8/1/2035	6,665,000	7,585,970
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	350,000	410,221
Series B 5.00%, 6/1/2027	1,000,000	1,239,680
Series B 5.00%, 6/1/2029	900,000	1,119,636
California, State Department of Veterans Affairs Home, Purchase Revenue Series A 3.88%, 12/1/2028	630,000	651,319
California, State Department of Water Resources Center Valley Project, Revenue:
5.00%, 12/1/2018	605,000	684,455
Series AS 5.00%, 12/1/2024	260,000	320,284
California, State Department of Water Resources Supply Revenue Series L 5.00%, 5/1/2018	595,000	662,229
California, State Educational Facilities, Authority Revenue:
Series U-2 5.00%, 10/1/2032	500,000	629,155
Series U-3 5.00%, 6/1/2043	555,000	697,896
Series U-6 5.00%, 5/1/2045	100,000	125,677
5.25%, 4/1/2040	2,380,000	3,074,746
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2018	350,000	394,706
Series G 5.00%, 12/1/2024	215,000	258,301
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	586,715
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	2,530,000	2,665,532
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,869,648
East Bay, CA, Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2022	115,000	138,206
Series A 5.00%, 6/1/2028	1,905,000	2,281,618
Series A 5.00%, 6/1/2029	4,760,000	5,664,638
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,626,720
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,214,100
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	284,533
Los Angeles, CA, Community College District, General Obligation Series F 4.00%, 8/1/2032	3,380,000	3,519,594
Los Angeles, CA, Department of Water & Power Revenue:
Series A 5.00%, 7/1/2015	400,000	400,000
Series B 5.00%, 7/1/2019	320,000	367,325
Series A 5.00%, 7/1/2020	7,400,000	8,651,414
Series D 5.00%, 7/1/2022	185,000	221,018
Series D 5.00%, 7/1/2033	1,000,000	1,138,770
Series A 5.00%, 7/1/2039	1,000,000	1,120,530
Series D 5.00%, 7/1/2039	3,875,000	4,332,521
Series B 5.00%, 7/1/2043	775,000	855,073
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,734,600

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Los Angeles, CA, Harbor Department Revenue Series B 5.00%, 8/1/2039	$2,050,000	$2,307,500
Los Angeles, CA, Redevelopment Authority, Tax Allocation Series C 5.25%, 12/1/2025 (a)	3,505,000	4,233,024
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	1,250,000	1,294,750
Series KRY 5.00%, 7/1/2018	330,000	368,429
Series A 5.00%, 7/1/2021	2,500,000	2,966,100
Series B 5.00%, 7/1/2021	2,500,000	2,966,100
Series C 5.00%, 7/1/2021	2,500,000	2,966,100
Series D 5.00%, 7/1/2021	2,500,000	2,966,100
Series C 5.00%, 7/1/2027	1,375,000	1,621,029
Series C 5.00%, 7/1/2030	1,285,000	1,486,115
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2032	500,000	566,710
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,686,050
Marin, CA, Water District Financing Authority Revenue Series A 5.00%, 7/1/2044	500,000	554,620
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,155,397
Orange County, CA, Sanitation District Wastewater Revenue:
Series A 3.00%, 2/1/2031	400,000	380,776
Series A 5.00%, 2/1/2035	1,955,000	2,255,034
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series A 5.25%, 6/1/2031	150,000	175,310
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (b)	1,160,000	800,156
San Bernardino, CA, Community College District Series A 5.00%, 8/1/2029	1,000,000	1,150,110
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A 5.00%, 4/1/2029	700,000	820,953
Series A 5.00%, 4/1/2037	225,000	255,643
San Diego County, CA, Regional, Transportation Commission, Sales Tax Revenue Series A 5.00%, 4/1/2039	155,000	174,975
San Diego, CA, Community College District 5.00%, 8/1/2043	1,820,000	2,022,602
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	1,200,000	1,376,412
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2030	500,000	571,400
Series A 5.00%, 7/1/2032	1,000,000	1,133,960
Series A 5.00%, 7/1/2036	500,000	555,610
San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	1,110,000	1,301,419
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C 4.00%, 11/1/2032	750,000	770,250
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	10,904,822
SubSeries A 5.00%, 11/1/2024	2,400,000	2,848,872
Series A 5.00%, 11/1/2030	6,000,000	6,882,960
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,385,448
San Jose, CA, Financing Authority Revenue:
Series A 5.00%, 6/1/2028	1,435,000	1,654,096
Series A 5.00%, 6/1/2039	400,000	444,016
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	150,000	166,005
San Mateo County, CA, Transportation Authority Revenue Series A 5.00%, 6/1/2022	750,000	898,657
Santa Clara County, CA, General Obligation:
Series B 3.25%, 8/1/2035	750,000	685,207
Series B 5.00%, 8/1/2022	100,000	120,709
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	1,650,000	1,686,564
Southern California, Public Power Authority 5.00%, 7/1/2021	350,000	408,457
Southern, CA, Public Power Authority Revenue 5.25%, 7/1/2030	500,000	575,405
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,822,243
Series A 5.00%, 11/1/2019	150,000	173,715
Series AB 5.00%, 5/15/2025	2,635,000	3,065,137
Series AO 5.00%, 5/15/2025	6,500,000	7,956,390
Series AM 5.00%, 5/15/2027	565,000	669,689
Series A 5.00%, 11/1/2030	4,750,000	5,504,632
Series AI 5.00%, 5/15/2032	200,000	227,962
Series A 5.00%, 11/1/2032	1,135,000	1,302,401
5.00%, 5/15/2033	10,000,000	11,353,100
Series AI 5.00%, 5/15/2034	740,000	836,814
Series S 5.00%, 5/15/2040	1,000,000	1,101,200
Series AM 5.00%, 5/15/2049	1,000,000	1,106,940

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Ventura County, CA, Public Financing Authority, Lease Revenue Series A 5.00%, 11/1/2030	$640,000	$726,682

		181,917,587

COLORADO — 2.0%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	2,750,000	3,291,997
Boulder Valley, CO, School District No 2, General Obligation 5.00%, 12/1/2040	3,085,000	3,472,106
Colorado, State Board of Governors University Enterprise System Revenue:
Series A 5.00%, 3/1/2031	2,000,000	2,402,060
Series A 5.00%, 3/1/2033	895,000	1,075,343
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	460,745
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A 5.00%, 11/1/2024	105,000	126,796
Denver, CO, City & County School District No 1, General Obligation Series B 5.00%, 12/1/2027	11,000,000	13,048,090
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	619,567
Regional, CO, Transportation District, Sales Tax Revenue:
Series A 5.00%, 11/1/2028	1,600,000	1,917,968
Series A 5.00%, 11/1/2038	110,000	125,437
University of Colorado, Enterprise System Revenue Series A 5.00%, 6/1/2035	190,000	215,050

		26,755,159

CONNECTICUT — 2.2%
Connecticut, State General Obligation:
5.00%, 12/1/2021	7,500,000	8,548,950
Series C 5.00%, 7/15/2022	8,460,000	9,915,881
Series F 5.00%, 11/15/2024	1,000,000	1,189,050
Series D 5.00%, 11/1/2025	285,000	330,010
Series D 5.00%, 6/15/2031	360,000	405,562
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A 5.00%, 4/1/2033	1,750,000	1,895,390
University of Connecticut, Revenue:
Series A 5.00%, 2/15/2025	5,200,000	5,955,300
Series A 5.00%, 11/15/2028	115,000	132,789

		28,372,932

DELAWARE — 0.8%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	2,989,974
Series B 5.00%, 7/1/2018	700,000	783,272
5.00%, 3/1/2020	350,000	408,279
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,232,982
5.00%, 10/1/2038	3,815,000	4,413,802

		9,828,309

DISTRICT OF COLUMBIA — 1.4%
District of Columbia, General Obligation:
Series A 5.00%, 6/1/2022	130,000	153,830
Series A 5.00%, 6/1/2038	4,000,000	4,534,160
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	2,500,000	2,559,500
Series C 4.00%, 12/1/2037	1,000,000	1,018,590
Series A 5.00%, 12/1/2016	7,000,000	7,433,650
Series A 5.00%, 12/1/2023	1,235,000	1,471,873
Series A 5.00%, 12/1/2036	590,000	659,715
Series C 5.00%, 12/1/2037	500,000	558,890

		18,390,208

FLORIDA — 2.6%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	500,090
Florida, State Board of Education Series D 5.00%, 6/1/2022	360,000	421,592
Florida, State Board of Education, Capital Outlay Series B 5.00%, 6/1/2025	2,000,000	2,355,380
Florida, State Department of Management Services, Certificates of Participation Series A 5.00%, 8/1/2021	265,000	311,714
Hillsborough County, FL, School Board, Certificates of Participation Series A 5.00%, 7/1/2029	810,000	917,414
Jacksonville, FL, Special Revenue:
Series C 5.00%, 10/1/2021	190,000	222,285
Series C 5.00%, 10/1/2024	315,000	369,552
Series C 5.00%, 10/1/2031	135,000	151,134
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,234,661
JEA, FL, Water & Sewer System Revenue Series B 5.00%, 10/1/2034	170,000	190,369
Miami-Dade County, FL, General Obligation 5.00%, 7/1/2027	1,250,000	1,430,950
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	487,095
5.00%, 7/1/2037	5,385,000	5,909,714
Orange County, FL, Sales Tax Revenue Series C 5.00%, 1/1/2020	735,000	848,278

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Orange County, FL, School Board, Certificates of Participation Series C 5.00%, 8/1/2029	$6,635,000	$7,625,207
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2022 (c)	5,750,000	6,799,893
Orlando County, FL, Contract Tourist Development Series A 5.00%, 11/1/2044	1,100,000	1,198,934
Orlando County, FL, Contract Tourist Development Tax Payments Revenue Series A 5.25%, 11/1/2031	400,000	461,232
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	950,352
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	914,588

		34,300,434

GEORGIA — 1.7%
Atlanta, GA, General Obligation 5.00%, 12/1/2022	4,265,000	5,089,467
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,196,600
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,780,000	1,892,692
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	4,585,000	4,890,636
Georgia, State General Obligation Series A-1 5.00%, 2/1/2017	100,000	106,977
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2041	5,965,000	6,539,131

		22,715,503

HAWAII — 0.8%
City & County of Honolulu, HI, General Obligation:
Series A 5.00%, 10/1/2017	1,240,000	1,354,886
Series B 5.00%, 10/1/2018	770,000	866,250
Series A 5.00%, 11/1/2022	100,000	119,204
Series B 5.00%, 12/1/2023	150,000	174,941
Series B 5.00%, 12/1/2026	150,000	174,353
Series A 5.00%, 10/1/2037	700,000	802,627
Series A 5.00%, 10/1/2038	2,250,000	2,571,457
Series A 5.25%, 8/1/2034	1,500,000	1,751,160
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	955,000	1,014,439
Series EH 5.00%, 8/1/2020	105,000	122,595
Series EA 5.00%, 12/1/2022	180,000	212,891
Series EA 5.00%, 12/1/2023	250,000	295,188
Series DZ 5.00%, 12/1/2029	990,000	1,148,271

		10,608,262

ILLINOIS — 2.0%
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	509,045
Chicago, IL, Waterworks Revenue 5.00%, 11/1/2027	1,295,000	1,378,942
Illinois Finance Authority 5.00%, 10/1/2029	125,000	143,294
Illinois, State Finance Authority Revenue:
Series A 5.00%, 10/1/2030	1,250,000	1,423,175
Series A 5.00%, 10/1/2051	5,020,000	5,403,377
Illinois, State General Obligation:
Series A 4.00%, 4/1/2031	1,500,000	1,520,880
5.00%, 1/1/2018 (a)	595,000	631,230
Illinois, State Toll Highway Authority Revenue:
Series A 5.00%, 1/1/2035	1,345,000	1,465,754
Series B 5.00%, 1/1/2037	5,000,000	5,469,700
Series B 5.00%, 1/1/2038	1,000,000	1,087,100
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,221,994
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	995,100
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	432,840
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	850,000	870,825

		25,553,256

INDIANA — 0.2%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A 4.00%, 8/1/2030	2,325,000	2,414,931
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series F 5.00%, 1/1/2040 (a)	720,000	790,798

		3,205,729

IOWA — 0.0% (d)
Iowa, State Finance Authority Revenue 5.00%, 8/1/2021	125,000	148,136
Iowa, State Special Obligation Series A 4.00%, 6/1/2034	370,000	389,507

		537,643

KANSAS — 0.1%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	225,000	259,335
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation 4.00%, 8/1/2044	500,000	500,600

		759,935

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

KENTUCKY — 0.4%
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	$200,000	$205,448
Kentucky, State Property & Buildings Commission Revenue Series A 5.00%, 11/1/2017	375,000	408,938
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series B 5.00%, 7/1/2022 (c)	2,565,000	3,014,157
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue:
Series B 4.00%, 5/15/2037	645,000	654,107
Series A 5.00%, 5/15/2034	700,000	791,280
University of Kentucky, General Receipts Revenue Series A 4.00%, 4/1/2044	800,000	795,896

		5,869,826

LOUISIANA — 2.4%
East Baton Rouge, LA, Sewer Commission Revenue Series B 5.00%, 2/1/2039	3,335,000	3,690,144
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1 5.00%, 5/1/2023	250,000	294,442
Series B 5.00%, 5/1/2025	1,000,000	1,164,650
Series A-1 5.00%, 5/1/2027	135,000	155,670
Series B 5.00%, 5/1/2036	310,000	348,118
Series B 5.00%, 5/1/2045	800,000	889,096
Louisiana, State General Obligation:
Series A 5.00%, 11/15/2018	200,000	224,728
Series C 5.00%, 8/1/2023	2,000,000	2,368,100
Series D-1 5.00%, 12/1/2024	2,000,000	2,387,020
Series A 5.00%, 2/1/2027	3,570,000	4,100,109
Series A 5.00%, 2/1/2028	1,000,000	1,135,560
Series D-1 5.00%, 12/1/2028	850,000	974,856
Louisiana, State Highway Improvement Revenue:
Series A 5.00%, 6/15/2019	900,000	1,027,539
Series A 5.00%, 6/15/2022	150,000	177,854
Series A 5.00%, 6/15/2024	1,585,000	1,917,676
Louisiana, State Public Facilities Authority Revenue:
5.00%, 6/1/2022	2,765,000	3,264,055
5.00%, 6/1/2026	5,945,000	6,872,777

		30,992,394

MAINE — 0.1%
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2026	1,190,000	1,425,870

MARYLAND — 4.6%
Anne Arundel County, MD, General Obligation:
5.00%, 4/1/2023	5,700,000	6,865,422
5.00%, 4/1/2025	3,750,000	4,599,225
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	322,182
Baltimore, MD, Project Revenue Series A 5.00%, 7/1/2041	790,000	863,754
County of Montgomery MD 5.00%, 7/1/2017	490,000	531,792
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 5/1/2017	1,000,000	1,078,350
Maryland, State General Obligation:
Series A 3.00%, 3/1/2026	500,000	503,900
Series B 3.00%, 8/1/2028	1,300,000	1,294,410
Series A 4.00%, 3/1/2027	4,400,000	4,802,512
Series B 5.00%, 3/15/2017	1,900,000	2,040,144
Series B 5.00%, 8/1/2017	540,000	587,385
Series A 5.00%, 8/1/2018	700,000	784,651
Series C 5.00%, 8/1/2018	1,100,000	1,233,023
Series B 5.00%, 3/1/2019	800,000	911,392
Series B 5.00%, 3/15/2019	125,000	142,588
Series 2-C 5.00%, 8/1/2021	16,375,000	19,478,554
Series A 5.00%, 3/1/2024	1,000,000	1,180,080
Series B 5.00%, 8/1/2024	140,000	160,826
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B 4.25%, 7/1/2041	5,000,000	5,188,600
Montgomery County, MD, General Obligation Series B 5.00%, 11/1/2027	1,000,000	1,200,210
Prince George’s County, MD, General Obligation:
Series A 4.00%, 9/1/2026	1,500,000	1,670,025
Series A 5.00%, 3/1/2019	2,060,000	2,344,466
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,163,060

		59,946,551

MASSACHUSETTS — 5.2%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	488,124
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A 4.00%, 7/1/2017	755,000	803,901
Massachusetts, Bay Transportation Authority, Revenue Series A 4.00%, 7/1/2037	1,270,000	1,294,041
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	3,067,398
Massachusetts, School Building Authority, Sales Tax Revenue:
Series A 5.00%, 8/15/2021	115,000	136,268
Series B 5.00%, 10/15/2032	500,000	567,495
Massachusetts, State College Building Authority Revenue:
Series C 3.00%, 5/1/2032	710,000	648,202
Series A 5.00%, 5/1/2033	7,055,000	7,973,914

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Massachusetts, State Federal Highway Series A 5.00%, 6/15/2023	$400,000	$477,412
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	5,000,000	5,139,650
Seried D 4.00%, 10/1/2028	200,000	211,758
Series A 4.00%, 12/1/2032	2,465,000	2,579,746
Series C 5.00%, 8/1/2019	5,000,000	5,745,950
Series C 5.00%, 8/1/2020	400,000	468,732
Series D 5.00%, 10/1/2022	2,000,000	2,371,980
Series E 5.00%, 9/1/2023	125,000	148,681
Series B 5.00%, 8/1/2025	5,100,000	5,927,526
Series D 5.00%, 10/1/2026	560,000	656,230
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	442,645
Massachusetts, State School Building Authority Revenue Series B 5.00%, 10/15/2035	965,000	1,082,228
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B 4.00%, 8/15/2017	200,000	213,526
Series B 5.00%, 8/15/2018	5,000,000	5,600,750
Series A 5.00%, 5/15/2032	400,000	457,128
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2022	150,000	176,580
Series A 5.00%, 6/1/2044	8,350,000	9,423,309
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	4,140,144
5.00%, 8/1/2024	480,000	558,394
Massachusetts, State Water Resources Authority Revenue Series B 5.00%, 8/1/2026	5,830,000	6,818,360
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2039	600,000	664,998

		68,285,070

MICHIGAN — 0.3%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	535,840
5.25%, 11/1/2035	550,000	595,210
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2016	130,000	135,932
Series A 5.00%, 1/1/2017	600,000	639,372
Series A 5.00%, 7/1/2018	1,000,000	1,117,070
Series B 5.00%, 7/1/2020	350,000	399,266
5.00%, 10/1/2024	125,000	148,658
5.00%, 10/1/2032	125,000	143,424

		3,714,772

MINNESOTA — 2.3%
Farmington, MN, Independent School District, General Obligation Series A 3.00%, 2/1/2024	750,000	769,448
Minneapolis, St. Paul, Metropolitan Airports Commission, Airport Revenue Series A 5.00%, 1/1/2035	845,000	935,635
Minnesota, State General Obligation:
Series B 4.00%, 8/1/2025	500,000	562,245
Series A 5.00%, 10/1/2015	10,000	10,115
Series B 5.00%, 3/1/2018	2,675,000	2,955,126
Series A 5.00%, 10/1/2018	10,000	11,260
Series D 5.00%, 8/1/2019	2,275,000	2,614,407
Series A 5.00%, 8/1/2020	1,610,000	1,887,500
Series D 5.00%, 8/1/2022	1,355,000	1,580,607
Series F 5.00%, 10/1/2022	125,000	150,236
Series A 5.00%, 8/1/2023	4,465,000	5,343,891
Series B 5.00%, 3/1/2028	5,000,000	5,738,450
University of Minnesota, Revenue:
Series A 5.00%, 12/1/2018	2,750,000	3,103,265
Series A 5.25%, 12/1/2027	1,300,000	1,547,611
Western Minnesota, Municipal Power Agency Revenue Series A 5.00%, 1/1/2036	2,000,000	2,246,700

		29,456,496

MISSISSIPPI — 0.6%
Mississippi, State General Obligation:
Series C 5.00%, 10/1/2026	4,000,000	4,825,800
Series A 5.00%, 10/1/2036	3,000,000	3,364,170

		8,189,970

MISSOURI — 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	1,320,000	1,469,358
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B 5.00%, 5/1/2038	5,000,000	5,603,350
Series B 5.00%, 5/1/2043	450,000	498,402
Missouri, State Board of Public Buildings, Special Obligation:
Series A 1.00%, 10/1/2026	965,000	781,235
Series A 4.00%, 10/1/2023	700,000	768,887
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A 5.00%, 5/1/2018	945,000	1,052,050
Series A 5.00%, 5/1/2024	1,075,000	1,317,004

		11,490,286

NEBRASKA — 0.8%
Omaha, NE, Public Power District Electric Revenue Series B 5.00%, 2/1/2021	850,000	999,923
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	400,000	405,336
5.00%, 11/15/2034	7,000,000	7,975,310

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

University of Nebraska, Revenue 5.00%, 7/1/2038	$1,000,000	$1,096,140

		10,476,709

NEVADA — 2.4%
Clark County, NV, General Obligation:
5.00%, 11/1/2028	5,200,000	6,083,480
5.00%, 11/1/2031	6,810,000	7,817,063
5.00%, 11/1/2032	1,000,000	1,143,350
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,195,000	3,540,955
Series B 5.00%, 6/1/2042	5,625,000	6,127,481
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 6/1/2016	5,760,000	5,992,646

		30,704,975

NEW JERSEY — 1.1%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,354
Series A 4.00%, 9/1/2022	50,000	54,513
Series A 4.00%, 9/1/2022	3,135,000	3,383,480
Series A 4.00%, 9/1/2027	75,000	81,769
Series A 4.00%, 9/1/2027	30,000	32,708
Series A 4.00%, 9/1/2027	40,000	43,610
Series A 4.00%, 9/1/2027	20,000	21,805
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	9,630,000	10,595,793
New Jersey, State Educational Facilities Authority Revenue Series B 5.00%, 7/1/2032	265,000	308,341

		14,538,373

NEW MEXICO — 0.6%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	3,250,000	3,850,178
Series A 5.00%, 7/1/2023	115,000	137,719
Series B 5.00%, 7/1/2023	110,000	131,289
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	3,000,000	3,248,940
New Mexico, State Severance Tax Revenue Series A 5.00%, 7/1/2020	250,000	284,565

		7,652,691

NEW YORK — 19.2%
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	2,000,000	2,185,040
Erie County, NY, Industrial Development Agency Revenue Series A 5.25%, 5/1/2029	1,390,000	1,604,741
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A 5.00%, 10/1/2028	3,450,000	4,057,648
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	6,660,000	6,892,967
4.25%, 7/15/2040	1,000,000	1,058,380
4.50%, 7/15/2031	2,000,000	2,160,560
4.50%, 7/15/2036	850,000	904,808
5.00%, 12/15/2026	180,000	211,909
Series 190 5.00%, 5/1/2032	1,075,000	1,208,751
Series 179 5.00%, 12/1/2043	1,100,000	1,225,114
New York, NY, City Municipal Water Finance Authority:
Series AA 4.00%, 6/15/2044	6,420,000	6,516,428
5.00%, 6/15/2026	3,200,000	3,729,408
Series EE 5.00%, 6/15/2045	590,000	650,764
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series EE 4.00%, 6/15/2039	2,055,000	2,084,839
Series GG 5.00%, 6/15/2019	5,595,000	6,160,599
Series FF 5.00%, 6/15/2031	755,000	867,850
Series HH 5.00%, 6/15/2037	5,000,000	5,629,550
Series CC 5.00%, 6/15/2047	450,000	492,845
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	552,220
SubSeries B-1 5.00%, 8/1/2034	2,500,000	2,820,275
5.50%, 11/1/2035	4,545,000	5,363,918
New York, NY, City Transitional Finance Authority, Building Aid Revenue Series S-1 5.00%, 7/15/2028	1,025,000	1,177,048
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
SubSeries D 3.00%, 11/1/2027	320,000	321,667
SubSeries F-1 5.00%, 2/1/2018	130,000	143,053
SubSeries F-1 5.00%, 2/1/2018	45,000	49,676
Series F-1 5.00%, 5/1/2021	500,000	587,410
SubSeries F-1 5.00%, 2/1/2030	770,000	873,018
SubSeries D-1 5.00%, 2/1/2036	1,745,000	1,955,133
SubSeries A-1 5.00%, 11/1/2038	3,160,000	3,530,826
SubSeries E-1 5.00%, 2/1/2042	500,000	552,620
SubSeries B-1 5.00%, 8/1/2042	7,000,000	7,746,690
SubSeries D-1 5.25%, 11/1/2027	1,120,000	1,268,333
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series BB 4.63%, 6/15/2046	6,750,000	7,104,847
Series CC-1 5.00%, 6/15/2047	5,500,000	6,057,590
New York, NY, General Obligation:
Series I 5.00%, 8/1/2015	780,000	783,159
Series B 5.00%, 8/1/2017	600,000	651,228
Series E 5.00%, 8/1/2017	1,900,000	2,062,222
SubSeries 1 5.00%, 8/1/2017	300,000	325,614
Series B 5.00%, 8/1/2018	130,000	145,093
Series A-1 5.00%, 10/1/2018	5,000,000	5,606,300

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Series A-1 5.00%, 10/1/2019	$5,000,000	$5,724,400
Series J 5.00%, 8/1/2020	16,000,000	18,528,640
Series F-1 5.00%, 6/1/2025	750,000	899,715
Series I SubSeries 1-I 5.00%, 3/1/2027	1,385,000	1,607,265
Series A-1 5.00%, 8/1/2027	120,000	137,376
SubSeries A-1 5.00%, 10/1/2028	435,000	500,346
5.00%, 8/1/2029	3,000,000	3,429,450
Series I 5.00%, 8/1/2029	4,025,000	4,575,459
SubSeries D-1 5.00%, 10/1/2032	125,000	141,088
SubSeries F-1 5.00%, 3/1/2037	1,475,000	1,633,828
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	5,108,940
5.63%, 1/15/2046	1,000,000	1,126,980
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A Zero Coupon, 11/15/2030 (b)	2,960,000	1,667,901
Series A 5.00%, 11/15/2031	1,295,000	1,484,148
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,522,820
New York, NY, Sales Tax Asset Receivable Corp. Series A 5.00%, 10/15/2026	6,000,000	7,223,640
New York, NY, Sales Tax Asset Receivables Corp. Series A 5.00%, 10/15/2021	9,720,000	11,589,350
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (b)	1,850,000	1,225,551
Series B Zero Coupon, 11/15/2029 (b)	735,000	444,094
Series A 4.00%, 11/15/2042	500,000	508,275
Series B 5.00%, 11/15/2027	5,550,000	6,420,573
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,248,140
New York, State Dormitory Authority Revenue, Non State Supported Debt 5.00%, 10/1/2045	3,250,000	4,063,052
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 5.00%, 5/15/2025	650,000	758,056
Series A 5.00%, 7/1/2027	520,000	599,258
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series E 4.00%, 8/15/2031	255,000	268,110
Series A 5.00%, 3/15/2020	1,000,000	1,156,990
Series A 5.00%, 12/15/2020	1,300,000	1,525,017
Series A 5.00%, 2/15/2021	250,000	293,950
Series A 5.00%, 3/15/2022	900,000	1,047,699
Series A 5.00%, 2/15/2024	300,000	359,556
Series A 5.00%, 12/15/2026	500,000	582,915
Series A 5.00%, 3/15/2027	1,620,000	1,873,562
Series A 5.00%, 12/15/2029	4,725,000	5,435,971
Series A 5.00%, 12/15/2030	3,130,000	3,585,102
Series E 5.00%, 2/15/2040	715,000	802,931
Series A 5.00%, 2/15/2043	1,250,000	1,375,125
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 4.13%, 3/15/2033	2,105,000	2,219,112
Series A 5.00%, 3/15/2021	270,000	318,457
Series A 5.00%, 3/15/2028	10,000,000	11,579,900
Series A 5.00%, 3/15/2036	1,500,000	1,700,955
Series A 5.00%, 3/15/2037	1,990,000	2,250,153
Series A 5.00%, 3/15/2038	475,000	535,563
New York, State Dormitory Authority, State Income Tax Revenue Series A 5.00%, 2/15/2031	1,000,000	1,127,140
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series D 5.00%, 6/15/2020	500,000	583,825
New York, State General Obligation:
Series E 5.00%, 8/1/2018	635,000	708,723
Series B 5.00%, 8/1/2021	10,000,000	11,700,300
Series C 5.00%, 4/15/2023	1,390,000	1,683,276
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,530,310
Series A 5.00%, 3/15/2026	405,000	470,043
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2018	1,120,000	1,237,723
Series D 5.00%, 3/15/2021	3,000,000	3,511,740
Series D 5.00%, 3/15/2022	1,700,000	2,003,892
Series C 5.00%, 3/15/2023	1,000,000	1,190,870
Series C 5.00%, 3/15/2027	4,500,000	5,200,830

		250,348,226

NORTH CAROLINA — 1.1%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2025	4,720,000	5,680,425
North Carolina, State Capital Improvement Revenue:
Series A 5.00%, 5/1/2016	3,250,000	3,374,085
Series C 5.00%, 5/1/2028	905,000	1,042,678
North Carolina, State General Obligation:
Series D 4.00%, 6/1/2021	500,000	566,125
Series E 5.00%, 5/1/2016	105,000	109,027
Series B 5.00%, 6/1/2018	700,000	781,186
Series C 5.00%, 5/1/2026	1,965,000	2,451,337

		14,004,863

OHIO — 2.7%
Cincinnati, OH, General Obligation Series A 5.00%, 12/1/2020	6,200,000	7,220,458
Columbus, OH, Sewer Revenue 5.00%, 6/1/2028	1,605,000	1,890,722

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Cuyahoga County, OH, Certificate of Participation 4.00%, 12/1/2034	$1,290,000	$1,269,412
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	330,826
Franklin County, OH, General Obligation 5.00%, 6/1/2021	6,555,000	7,748,731
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,483,750
Ohio State University, Revenue Series A 4.00%, 6/1/2043	1,280,000	1,280,819
Ohio, State General Obligation:
Series B 5.00%, 3/15/2019	540,000	613,872
Series R 5.00%, 5/1/2019	2,075,000	2,365,956
Series A 5.00%, 9/15/2019	500,000	575,225
Series A 5.00%, 9/1/2025	4,505,000	5,504,705
Series D 5.00%, 12/1/2031	135,000	165,626
University of Miami 4.00%, 9/1/2039	2,465,000	2,496,996

		34,947,098

OKLAHOMA — 0.4%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2026	2,500,000	2,951,700
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,301,300

		5,253,000

OREGON — 1.5%
Multnomah County, OR, School District No. 1J Portland, General Obligation Series B 5.00%, 6/15/2026	2,970,000	3,611,223
Oregon, State Department of Transportation, Highway User Tax Revenue:
Senior Lien Series A 5.00%, 11/15/2024	125,000	153,622
Series A 5.00%, 11/15/2028	650,000	769,931
Oregon, State General Obligation:
Series F 5.00%, 5/1/2017	5,000,000	5,396,500
Series L 5.00%, 11/1/2017	435,000	476,582
Series N 5.00%, 12/1/2023	1,650,000	1,962,444
Series L 5.00%, 5/1/2024	205,000	239,850
Series N 5.00%, 8/1/2043	1,700,000	1,887,969
Portland, OR, Sewer System Revenue Series A 5.00%, 8/1/2020	125,000	145,813
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,698,680

		19,342,614

PENNSYLVANIA — 3.0%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series B 5.00%, 7/1/2021	5,000,000	5,461,450
Pennsylvania, State General Obligation:
5.00%, 7/1/2016	1,040,000	1,086,405
5.00%, 6/1/2017	840,000	904,823
5.00%, 11/15/2017	405,000	441,170
5.00%, 7/1/2021	2,925,000	3,380,218
5.00%, 7/1/2021	1,590,000	1,837,452
5.00%, 11/15/2021	1,000,000	1,160,760
5.00%, 4/1/2023	5,000,000	5,828,200
5.00%, 6/1/2023	9,795,000	11,358,674
5.00%, 11/15/2023	895,000	1,038,307
5.00%, 4/1/2024	2,455,000	2,893,635
5.00%, 6/1/2026	1,000,000	1,141,230
5.00%, 10/15/2027	665,000	760,221
5.00%, 11/15/2029	440,000	495,735
Pennsylvania, State Higher Educational Facilities Authority Revenue Series B 5.00%, 10/1/2035	1,150,000	1,319,671
Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	300,000	309,291

		39,417,242

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,184,290
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue:
Series A 4.00%, 10/1/2018	475,000	518,035
Series D 5.00%, 8/1/2024	250,000	300,883

		2,003,208

SOUTH CAROLINA — 0.1%
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2022	550,000	654,247
Florence County, SC, General Obligation 3.00%, 6/1/2017	300,000	313,017

		967,264

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	1,355,000	1,295,570

TENNESSEE — 0.7%
Memphis, TN, General Obligation Series A 5.00%, 11/1/2023	5,500,000	6,549,620
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D 3.25%, 10/1/2037	1,420,000	1,284,915

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Tennessee, State General Obligation Series A 5.00%, 8/1/2022	$350,000	$419,405
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	579,610

		8,833,550

TEXAS — 9.4%
Alvin, TX, Independent School District, General Obligation Series C 5.00%, 2/15/2028 (a)	3,000,000	3,514,200
Arlington, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2026 (a)	885,000	1,037,406
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	823,104
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	759,264
5.00%, 9/1/2034	375,000	430,421
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2033	765,000	868,558
5.00%, 11/15/2034	370,000	418,870
5.00%, 11/15/2039	3,200,000	3,567,936
5.00%, 11/15/2042	2,800,000	3,077,900
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,400,740
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (a)	700,000	807,338
5.00%, 2/15/2024 (a)	415,000	477,636
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (a)	500,000	579,770
Series C 5.00%, 2/15/2026 (a)	400,000	474,284
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2026	500,000	594,010
Dallas, TX, General Obligation:
4.00%, 2/15/2032	5,290,000	5,704,101
Series A 5.00%, 2/15/2017	175,000	187,276
5.00%, 2/15/2026	1,000,000	1,186,560
5.00%, 2/15/2027	5,000,000	5,869,550
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (a)	1,250,000	1,214,362
Series A 5.00%, 8/15/2032 (a)	1,000,000	1,156,610
El Paso County, TX, Hospital District, General Obligation 4.00%, 8/15/2035	135,000	132,253
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (a)	5,000,000	5,214,550
Harris County, TX, Flood Control District:
Series A 5.00%, 10/1/2026	1,000,000	1,162,450
Series A 5.00%, 10/1/2029	500,000	573,935
Series A 5.00%, 10/1/2039	1,585,000	1,766,752
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	118,837
5.00%, 8/15/2026	120,000	141,736
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue:
5.00%, 11/1/2025	300,000	349,488
Series A 5.00%, 11/1/2030	365,000	413,687
Series A 5.00%, 11/1/2031	5,395,000	6,091,225
Harris, TX, General Obligation Series A 5.00%, 10/1/2024	100,000	119,445
Houston, TX, Community College District, General Obligation 5.00%, 2/15/2032	1,000,000	1,128,590
Houston, TX, General Obligation:
Series A 5.00%, 3/1/2020	110,000	127,345
Series A 5.00%, 3/1/2021	155,000	177,935
Series A 5.00%, 3/1/2022	2,000,000	2,289,180
Series A 5.00%, 3/1/2022	140,000	162,910
Houston, TX, Independent School District, General Obligation Series C 5.00%, 2/15/2019	50,000	56,822
Houston, TX, Utilities System Revenue:
Series C 4.00%, 5/15/2021	200,000	223,648
Series D 5.00%, 11/15/2020	2,750,000	3,222,065
Series C 5.00%, 5/15/2025	1,000,000	1,193,140
Series F 5.00%, 11/15/2030	160,000	183,274
Katy, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2028 (a)	4,000,000	4,747,880
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (a)	3,320,000	3,951,132
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2019 (a)(c)	2,500,000	2,831,625
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(b)	3,000,000	1,336,440
Lewisville, TX, Independent School District, General Obligation:
Series A 4.00%, 8/15/2018 (a)	2,125,000	2,314,146
Series A 5.00%, 8/15/2022 (a)	150,000	174,999
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (a)	1,000,000	1,112,530
Mansfield, TX, Independent School District 5.00%, 2/15/2021 (a)	145,000	168,075
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (b)	1,530,000	695,829
North Texas, Tollway Authority Revenue:
Series D 5.00%, 9/1/2031	5,980,000	6,729,413

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Series D 5.25%, 9/1/2025	$120,000	$141,936
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	360,000	435,233
5.00%, 9/1/2029	1,340,000	1,531,741
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	10,000,000	11,478,000
5.25%, 2/1/2025	300,000	367,818
San Antonio, TX, General Obligation 5.00%, 2/1/2026	465,000	555,749
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (a)	2,000,000	2,315,620
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	691,157
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2026	890,000	1,049,515
Texas, Permanent University Fund Revenue Series B 5.00%, 7/1/2024	2,250,000	2,750,872
Texas, State General Obligation:
Series A 5.00%, 4/1/2023	5,000,000	5,947,700
Series A 5.00%, 10/1/2025	100,000	120,501
Series A 5.00%, 10/1/2028	200,000	235,404
Series A 5.00%, 10/1/2030	4,095,000	4,769,201
Series A 5.00%, 4/1/2042	1,205,000	1,330,067
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (a)	500,000	560,695
University of Houston, Revenue Series A 5.00%, 2/15/2022	1,950,000	2,263,345
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	563,045
Series B 5.00%, 8/15/2026	155,000	183,075

		122,351,906

UTAH — 0.2%
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	522,970
5.00%, 7/1/2019	400,000	459,496
Series A 5.00%, 7/1/2019	1,000,000	1,148,740

		2,131,206

VIRGINIA — 1.9%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A 5.00%, 10/1/2020	2,500,000	2,917,025
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,239,116
Series A 5.00%, 4/1/2018	600,000	665,466
Series B 5.00%, 10/1/2022	220,000	264,579
Series B 5.00%, 4/1/2024	900,000	1,099,260
Series A 5.00%, 4/1/2030	450,000	513,369
University of Virginia, Revenue 5.00%, 6/1/2043	3,100,000	3,482,230
Virginia, College Building Authority, Educational Facilities Revenue:
Series B 5.00%, 9/1/2021	1,500,000	1,740,780
5.00%, 2/1/2027	3,620,000	4,142,402
Virginia, Commonwealth Transportation Board Revenue:
4.75%, 5/15/2035	100,000	110,352
5.00%, 5/15/2021	920,000	1,085,775
5.00%, 3/15/2024	875,000	1,033,882
Virginia, State College Building Authority, Educational Facilities Revenue Series A 5.00%, 2/1/2025	1,665,000	2,015,716
Virginia, State General Obligation Series B 5.00%, 6/1/2018	300,000	334,704
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,666,950

		25,311,606

WASHINGTON — 3.4%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2021	155,000	182,792
Energy Northwest, WA, Electric Revenue Series C 5.00%, 7/1/2026	2,000,000	2,377,140
Energy Northwest, WA, Electricity Revenue Series A 5.00%, 7/1/2019	4,000,000	4,569,760
King County, WA, General Obligation 5.00%, 7/1/2027	250,000	298,298
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	256,818
Seattle, WA, Water System Revenue 5.00%, 9/1/2021	125,000	148,356
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,531,812
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,567,689
University of Washington, Revenue:
Series C 4.00%, 7/1/2033	625,000	645,419
Series B 5.00%, 6/1/2037	6,000,000	6,860,940
5.00%, 4/1/2040	400,000	445,280
Washington, State General Obligation:
Series D 3.00%, 2/1/2031	605,000	558,324
Series B-1 4.00%, 8/1/2028	395,000	417,211
Series R-2013A 5.00%, 7/1/2016	750,000	784,297
Series R-2011C 5.00%, 7/1/2022	1,490,000	1,723,334
Series A 5.00%, 8/1/2025	3,055,000	3,555,470
5.00%, 2/1/2031	6,175,000	7,066,855
Series R-2015E 5.00%, 7/1/2033	2,095,000	2,397,727
Series C 5.00%, 6/1/2041	7,200,000	7,973,496
Series B 5.75%, 2/1/2025	470,000	567,126

		44,928,144

See accompanying notes to financial statements.

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

WEST VIRGINIA — 0.8%
West Virginia, State General Obligation Series A 5.00%, 11/1/2022	$9,180,000	$11,004,800

WISCONSIN — 2.0%
Wisconsin, State Department of Transportation Revenue Series 1 5.00%, 7/1/2024	250,000	285,922
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,360,112
Series 1 5.00%, 5/1/2017	1,485,000	1,601,350
Series B 5.00%, 5/1/2030	19,410,000	22,224,838

		25,472,222

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,269,413,397)		1,284,040,223

	Shares
SHORT TERM INVESTMENT — 1.4%
MONEY MARKET FUND — 1.4%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $18,818,234)	18,818,234	18,818,234

TOTAL INVESTMENTS — 99.9% (h)
(Cost $1,288,231,631)		1,302,858,457
OTHER ASSETS & LIABILITIES — 0.1%		1,418,299

NET ASSETS — 100.0%		$1,304,276,756

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	2.61%
	Assured Guaranty Municipal Corp.	0.43%

(b)	Non-income producing security
(c)	When-issued security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.3%
CALIFORNIA — 99.3%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026	$245,000	$292,290
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,131,970
Alameda County, CA, Unified School District, General Obligation:
Series A 5.00%, 8/1/2035	750,000	853,635
Series A 5.00%, 8/1/2039	500,000	560,470
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	502,415
5.00%, 4/1/2028	750,000	862,035
California, East Bay Municipal Utility District, Water System Revenue:
Series B 4.00%, 6/1/2017	250,000	265,860
Series B 5.00%, 6/1/2020	650,000	761,839
Series B 5.00%, 6/1/2023	1,000,000	1,217,460
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	500,000	592,290
California, State Department of Water Resources Series M 4.00%, 5/1/2019	1,500,000	1,659,870
California, State Department of Water Resources and Power Supply Revenue Series O 5.00%, 5/1/2021	2,000,000	2,372,700
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	710,000	800,688
California, State University Revenue:
Series A 4.00%, 11/1/2032	615,000	639,114
Series A 5.00%, 11/1/2033	1,000,000	1,143,150
California, William S. Hart Union High School District, Election of 2008:
Series C 4.00%, 8/1/2027	500,000	535,220
Series C 4.00%, 8/1/2038	595,000	599,480
Cerritos, CA, Community College District, General Obligation Series A 5.00%, 8/1/2039	1,000,000	1,125,610
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	586,715
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	500,000	526,785
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	500,000	519,340
5.00%, 8/1/2034	695,000	787,032
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	500,000	580,065
Series B 5.00%, 3/1/2025	750,000	867,532
Corona-Norco, CA, Unified School District, General Obligation Series A 5.00%, 8/1/2040 (a)	500,000	558,200
Cupertino, CA, Union School District, General Obligation Series B 4.00%, 8/1/2037	605,000	628,323
Emeryville, CA, Redevelopment Successor Agency, Tax Allocation Series A 5.00%, 9/1/2023 (b)	1,000,000	1,196,360
Garden Grove, CA, Unified School District, General Obligation Series C 5.00%, 8/1/2035	600,000	668,580
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	906,680
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	553,525
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	853,597
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,000,000	1,169,990
5.00%, 7/1/2028	1,000,000	1,181,550
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	500,000	520,650
Series F 5.00%, 8/1/2029	1,000,000	1,154,770
Series A 5.00%, 8/1/2030	1,500,000	1,744,395
Los Angeles, CA, Department of Airports Revenue:
Series B 5.00%, 5/15/2035	1,000,000	1,129,060
Series D 5.00%, 5/15/2040	1,000,000	1,125,370
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,250,000	1,365,012
Los Angeles, CA, Department of Water & Power Revenue:
Series B 5.00%, 7/1/2019	205,000	235,317
Series D 5.00%, 7/1/2022	565,000	675,000
Series D 5.00%, 7/1/2039	1,150,000	1,285,780
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series A 5.00%, 7/1/2044	795,000	887,562
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	200,000	230,432
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,104,440
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	258,950
Series A 5.00%, 7/1/2020	250,000	292,410
Series B 5.00%, 7/1/2020	250,000	292,410
Series C 5.00%, 7/1/2020	250,000	292,410
Series D 5.00%, 7/1/2020	250,000	292,410

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	$500,000	$556,925
Series B 5.00%, 6/1/2030	1,000,000	1,145,290
Series A 5.00%, 6/1/2044	500,000	563,185
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	500,000	554,620
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	268,155
Series C 5.00%, 10/1/2027	500,000	625,655
Moreno Valley, CA, Unified School District, General Obligation Series A 5.00%, 8/1/2044 (b)	1,000,000	1,102,240
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (c)	4,000,000	838,400
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	694,110
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	475,970
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2031	650,000	752,050
Poway, CA, Redevelopement Agency Successor, Tax Allocation Series A 5.00%, 12/15/2031 (a)	500,000	577,965
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (c)	3,000,000	723,120
Rancho Cucamonga, CA, Redevelopement Agency Successor, Tax Allocation 5.00%, 9/1/2026 (b)	1,000,000	1,173,860
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2029	2,500,000	2,928,700
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (c)	1,500,000	1,034,685
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	500,000	549,355
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,190,540
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	583,350
5.00%, 8/1/2041	750,000	830,460
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	975,000	1,118,335
San Diego, CA, Public Facilities Financing Authority, Water Revenue Series A 5.00%, 8/1/2028	330,000	378,088
San Diego, CA, Unified School District, General Obligation:
Series R-3 5.00%, 7/1/2017	1,500,000	1,625,745
Series R-4 5.00%, 7/1/2028	1,500,000	1,768,560
San Dieguito, CA, Union High School District, General Obligation Series B-2 4.00%, 2/1/2040	500,000	502,460
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A 5.00%, 7/1/2032	500,000	566,980
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2038	315,000	329,430
Series A 5.00%, 11/1/2032	860,000	972,574
5.00%, 11/1/2036	250,000	284,488
Series A 5.00%, 11/1/2041	750,000	822,608
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,000,000	1,105,060
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	856,740
5.25%, 3/1/2031	500,000	570,915
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	500,000	610,835
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,000,000	1,110,040
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	500,000	553,350
San Mateo, CA, County Transportation Authority Revenue Series A 5.00%, 6/1/2029	1,000,000	1,192,910
San Mateo, CA, Community College District, General Obligation 5.00%, 9/1/2029	270,000	317,420
San Mateo, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2025	1,500,000	1,789,515
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	500,000	587,630
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	580,530
Santa Clara County, CA, Financing Authority Revenue Series P 5.00%, 5/15/2031	500,000	573,735
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036	500,000	572,055
Santa Monica, CA, Community College District, Gereral Obligation Series B 5.00%, 8/1/2044	335,000	374,580
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	500,000	511,080

See accompanying notes to financial statements.

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	$1,000,000	$1,153,490
University of California, Revenue:
Series E 4.00%, 5/15/2019	1,060,000	1,172,413
Series AF 5.00%, 5/15/2024	1,000,000	1,199,430
5.00%, 5/15/2037	750,000	843,323
Series I 5.00%, 5/15/2040	1,000,000	1,124,110
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A 5.00%, 11/1/2024	300,000	354,048
Series A 5.00%, 11/1/2025	600,000	702,810
West Valley-Mission Community College District, CA, General Obligation Series A 5.00%, 8/1/2034	660,000	750,262

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $82,681,004)		84,530,932

	Shares
SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $820,391)	820,391	820,391

TOTAL INVESTMENTS — 100.2% (g)
(Cost $83,501,395)		85,351,323
OTHER ASSETS & LIABILITIES — (0.2)%		(207,620)

NET ASSETS — 100.0%		$85,143,703

(a)	When-issued security
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	4.08%

(c)	Non-income producing security
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.1%
NEW YORK — 99.1%
Battery Park City, NY, Authority Revenue:
Series A 5.00%, 11/1/2021	$500,000	$597,135
Series A 5.00%, 11/1/2024	500,000	610,565
Brookhaven, NY, General Obligation Series A 3.00%, 2/1/2023	195,000	205,682
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	750,000	819,390
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2021	250,000	289,955
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	457,355
Erie County, NY, Industrial Development Agency School Facility Revenue Series A 5.25%, 5/1/2025	500,000	584,645
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	229,640
Monroe County, NY, Industrial Development Corp. Revenue:
Series A 5.00%, 7/1/2030	250,000	284,323
Series A 5.00%, 7/1/2031	250,000	285,678
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2018	500,000	565,350
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.00%, 10/1/2022	250,000	297,135
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	193,266
4.00%, 12/1/2022	300,000	334,605
4.00%, 7/15/2037	250,000	256,060
Series 179 5.00%, 12/1/2038	200,000	223,988
5.00%, 7/15/2039	250,000	279,090
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	98,884
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	149,414
SubSeries D-1 5.00%, 2/1/2025	250,000	297,725
Series A 5.00%, 11/1/2025	115,000	135,531
SubSeries B-1 5.00%, 8/1/2030	500,000	572,470
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00%, 11/1/2020	500,000	585,235
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series DD 3.13%, 6/15/2027	165,000	165,749
Series CC-1 4.25%, 6/15/2044	500,000	511,195
Series BB 4.63%, 6/15/2046	500,000	526,285
Series DD 5.00%, 6/15/2036	500,000	561,230
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	208,886
Series E 4.00%, 8/1/2022	250,000	277,060
Series J 5.00%, 8/1/2020	500,000	579,020
Series C 5.00%, 4/15/2024	500,000	612,045
Series F 5.00%, 8/1/2027	880,000	1,009,061
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	567,660
5.00%, 9/15/2040	90,000	100,029
5.25%, 12/15/2043	500,000	558,615
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2025	500,000	589,410
Series A 5.00%, 11/15/2031	500,000	573,030
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
5.00%, 12/1/2016	500,000	531,120
5.00%, 12/1/2022	120,000	142,475
New York, NY, Municipal Water Finance Authority Revenue Series EE 4.00%, 6/15/2045	255,000	255,915
New York, NY, Sales Tax Asset Receivable Corp.:
Series A 5.00%, 10/15/2026	500,000	601,970
Series A 5.00%, 10/15/2030	500,000	587,500
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B 5.00%, 11/15/2023	500,000	594,245
Series B 5.00%, 11/15/2023	500,000	601,685
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	250,000	281,018
New York, State Bridge Authority General Obligation:
4.00%, 1/1/2027	500,000	537,820
5.00%, 1/1/2026	125,000	145,146
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 3.00%, 7/1/2019	500,000	532,310
5.00%, 10/1/2045	750,000	937,627
New York, State Dormitory Authority, Personal Income Tax Revenue Series E 5.00%, 2/15/2040	200,000	224,596
New York, State Dormitory Authority, Sales Tax Revenue Series A 4.13%, 3/15/2033	900,000	948,789
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2019	100,000	109,890
Series E 5.00%, 2/15/2027	350,000	401,481
Series A 5.00%, 3/15/2035	500,000	566,445
New York, State Environmental Facilities Corp. Revenue:
5.00%, 6/15/2036	500,000	558,945
5.00%, 6/15/2041	250,000	276,448

See accompanying notes to financial statements.

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	$275,000	$297,126
New York, State General Obligation:
Series E 4.00%, 12/15/2027	125,000	136,168
Series A 5.25%, 2/15/2024	310,000	364,451
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2018	750,000	831,832
Series A 5.00%, 4/1/2020	155,000	180,558
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	500,000	597,240
New York, State Thruway Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2029	500,000	575,470
New York, State Thruway Authority, Second General Highway & Bridge Trust Series A-1 5.00%, 4/1/2021	300,000	352,266
New York, State Urban Development Corp. Revenue:
Series A 3.50%, 3/15/2028	235,000	243,970
Series A 4.00%, 3/15/2024	500,000	545,650
New York, Utility Debt Securitization Authority Revenue:
Series TE 5.00%, 12/15/2029	750,000	872,662
Series TE 5.00%, 12/15/2041	100,000	112,278
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	591,055

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $29,521,131)		29,728,547

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Tax Free Money Market Fund 0.00% (b)(c)(d) (Cost $12,092)	12,092	12,092

TOTAL INVESTMENTS — 99.1% (e)
(Cost $29,533,223)		29,740,639
OTHER ASSETS & LIABILITIES — 0.9%		274,984

NET ASSETS — 100.0%		$30,015,623

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (Note 2).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 1.1%
Alabama, Public School & College Authority Revenue Series A 5.00%, 3/1/2017	$1,000,000	$1,069,330
Alabama, State General Obligation:
Series A 5.00%, 8/1/2017	5,000,000	5,440,950
Series A 5.00%, 8/1/2018	11,800,000	13,215,528
Series A 5.00%, 8/1/2019	8,865,000	10,191,381

		29,917,189

ALASKA — 0.2%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	3,250,000	3,410,452
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,052,610

		4,463,062

ARIZONA — 1.9%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	324,963
Series B 5.00%, 7/1/2019	5,000,000	5,726,850
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 4.00%, 12/1/2017	1,310,000	1,407,608
Arizona, State Transportation Board Revenue:
Series A 5.00%, 7/1/2017	700,000	757,960
Series A 5.00%, 7/1/2018	5,435,000	6,059,373
Series A 5.00%, 7/1/2019	750,000	855,262
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,855,370
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,481,529
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,122,520
5.25%, 7/1/2019	1,550,000	1,789,692
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,389,618
5.00%, 7/1/2019	6,415,000	7,347,549
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.00%, 6/1/2019	1,000,000	1,140,340
5.00%, 6/1/2019	650,000	741,754
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,256,155

		48,256,543

ARKANSAS — 0.1%
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 4/1/2019	2,705,000	3,079,399

CALIFORNIA — 11.4%
Alameda County, CA, Transportation Authority Sales Tax Revenue 4.00%, 3/1/2019	4,000,000	4,420,240
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,336,620
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B 1.50%, 4/1/2047 (a)	6,000,000	6,018,420
Series C 1.88%, 4/1/2047 (a)	29,175,000	29,463,541
California, State Department of Water Resources Center Valley Project Revenue:
Series AS 4.00%, 12/1/2018	6,535,000	7,175,430
Series AI 5.00%, 12/1/2019	2,345,000	2,723,811
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	5,710,000	5,883,698
Series L 5.00%, 5/1/2016	600,000	623,160
Series L 5.00%, 5/1/2017	3,290,000	3,550,272
Series L 5.00%, 5/1/2019	27,360,000	31,295,736
California, State Economic Recovery, General Obligation:
Series A 5.00%, 7/1/2018	8,965,000	10,037,124
Series A 5.00%, 7/1/2018	2,585,000	2,895,769
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	4,763,136
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	1,943,536
Series A 5.00%, 11/1/2018	1,000,000	1,127,460
Series A 5.00%, 11/1/2019	2,190,000	2,536,239
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,537,457
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	10,823,200
Long Beach, CA, Harbor Revenue Series C 5.00%, 11/15/2018	5,000,000	5,648,200
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B 5.00%, 7/1/2017	930,000	1,009,320
Series B 5.00%, 7/1/2018	2,040,000	2,280,761
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2019	12,000,000	13,826,400
Series C 5.00%, 8/1/2020	3,000,000	3,526,710
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,617,485
Series A 5.00%, 7/1/2018	2,580,000	2,878,816
Series A 5.00%, 7/1/2018	450,000	502,119

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Series B 5.00%, 7/1/2018	$1,000,000	$1,116,760
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series B 5.00%, 7/1/2017	320,000	347,158
Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	10,000,000	10,526,100
Series A 5.00%, 9/1/2017	13,230,000	14,440,280
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,035,283
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,589,500
Series D 4.00%, 7/1/2017	750,000	798,885
5.00%, 7/1/2017	1,000,000	1,084,870
Series A 5.00%, 7/1/2017	325,000	352,583
Series A 5.00%, 7/1/2019	3,000,000	3,441,150
Series B 5.00%, 7/1/2019	2,500,000	2,867,625
Series C 5.00%, 7/1/2019	7,500,000	8,602,875
Series D 5.00%, 7/1/2019	2,500,000	2,867,625
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	1,000,000	1,113,850
Series D 5.00%, 6/1/2020	2,000,000	2,336,880
Oakland, CA, General Obligation Series A 5.00%, 1/15/2020	3,500,000	4,032,315
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	501,975
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2020	1,250,000	1,460,075
San Diego County, CA, Water Authority Revenue Series A 4.00%, 5/1/2018	300,000	325,305
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,265,000	10,693,872
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2019	3,500,000	4,002,915
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C 4.00%, 8/1/2019	250,000	278,985
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	882,989
Series A 5.00%, 10/1/2017	1,000,000	1,095,700
5.00%, 11/1/2019	1,000,000	1,157,190
San Francisco, CA, City & County, Certificates of Participation Series B 5.00%, 9/1/2016	5,260,000	5,522,316
San Francisco, CA, Unified School District, General Obligation 5.00%, 6/15/2017	8,170,000	8,854,564
San Luis County, CA, Community College District, General Obligation Series A 3.00%, 8/1/2017	3,580,000	3,742,067
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,145,030
San Mateo County, CA, Transportation Authority Revenue:
Series A 4.00%, 6/1/2019	610,000	676,161
Series A 5.00%, 6/1/2020	750,000	877,883
Southern California, Metropolitan Water District Revenue Series A 5.00%, 7/1/2019	7,250,000	8,337,500
Southern California, State Public Power Authority Revenue:
5.00%, 7/1/2016	725,000	757,864
Series A 5.00%, 7/1/2017	350,000	380,359
University of California, Revenue:
Series AF 4.00%, 5/15/2019	3,250,000	3,601,162
Series AF 5.00%, 5/15/2017	250,000	270,200
5.00%, 5/15/2018	3,500,000	3,896,655
Series AO 5.00%, 5/15/2020	4,525,000	5,296,739
Series I 5.00%, 5/15/2020	8,000,000	9,335,680

		297,091,585

COLORADO — 0.5%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	9,473,249
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	3,862,872
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 5.00%, 4/1/2016	145,000	150,040
Series A 5.00%, 4/1/2019	570,000	650,689

		14,136,850

CONNECTICUT — 3.8%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,612,105
Series C 5.00%, 12/1/2015	600,000	611,562
Series C 5.00%, 12/15/2016	2,800,000	2,976,988
Series A 5.00%, 4/1/2017	950,000	1,018,989
Series C 5.00%, 6/15/2017	15,820,000	17,087,973
Series A 5.00%, 10/15/2017	535,000	584,279
Series D 5.00%, 11/1/2017	7,685,000	8,400,935
Series C 5.00%, 6/15/2018	5,300,000	5,875,474
Series A 5.00%, 10/15/2018	3,855,000	4,310,815
Series E 5.00%, 9/1/2019	7,500,000	8,556,150
Series F 5.00%, 11/15/2019	11,575,000	13,267,265
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 0.88%, 7/1/2049 (a)	4,865,000	4,834,643
Series 2010A 1.20%, 7/1/2049 (a)	9,000,000	8,894,070
Connecticut, State Special Tax Obligation Revenue:
5.00%, 11/1/2015	500,000	507,660
Series A 5.00%, 10/1/2016	560,000	590,794

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Series A 5.00%, 11/1/2016	$2,650,000	$2,804,442
Series B 5.00%, 1/1/2018	9,650,000	10,597,920
Series A 5.00%, 10/1/2018	1,805,000	2,023,874
Series C 5.00%, 11/1/2020	1,085,000	1,265,739

		97,821,677

DELAWARE — 0.8%
Delaware, State General Obligation:
Series B 5.00%, 2/1/2017	585,000	625,816
Series B 5.00%, 2/1/2018	1,000,000	1,105,790
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2017	15,500,000	16,825,095
5.00%, 7/1/2019	2,760,000	3,153,134

		21,709,835

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, General Obligation Series A 5.00%, 6/1/2020	2,525,000	2,937,307
District of Columbia, Income Tax Revenue:
Series A 5.00%, 12/1/2016	2,000,000	2,123,900
Series A 5.00%, 12/1/2018	5,275,000	5,954,526
Series A 5.00%, 12/1/2019	1,500,000	1,731,855

		12,747,588

FLORIDA — 4.2%
Florida, State Board of Education, Capital Outlay, General Obligation:
Series B 5.00%, 6/1/2016	250,000	260,538
Series A 5.00%, 6/1/2018	4,000,000	4,455,400
Series B 5.00%, 6/1/2018	4,250,000	4,733,862
Series B 5.00%, 6/1/2019	7,135,000	8,159,800
Florida, State Board of Education, General Obligation:
Series D 5.00%, 6/1/2017	8,210,000	8,877,719
Series A 5.00%, 6/1/2018	1,300,000	1,448,005
Florida, State Department of Management Services, Certificates of Participation Series A 5.00%, 8/1/2019	6,755,000	7,733,799
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	16,741,950
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2015	250,000	250,000
Series A 5.00%, 7/1/2016	20,145,000	21,049,913
Florida, State Turnpike Authority Revenue:
Series B 5.00%, 7/1/2016	650,000	679,861
Series C 5.00%, 7/1/2018	10,400,000	11,607,752
Series C 5.00%, 7/1/2019	10,000,000	11,432,700
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,672,155
Jacksonville, FL, Special Revenue Series C 5.00%, 10/1/2016	300,000	316,497
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2018	1,830,000	2,047,569
Series B-1 5.00%, 10/1/2018	1,000,000	1,118,890
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2019	1,750,000	2,007,425
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,350,000
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,388,998
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,535,002
Sunshine, FL, State Governmental Financing Commission Revenue 5.00%, 9/1/2016	365,000	383,418
Tampa Bay, FL, Water Regular Water Supply Authority, Utility System Revenue:
Series A 5.00%, 10/1/2016	960,000	1,012,790
Series A 5.00%, 10/1/2016	5,000	5,278

		110,269,321

GEORGIA — 2.4%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,208,340
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,621,059
Georgia, State General Obligation:
Series E-2 4.00%, 9/1/2016	5,280,000	5,498,381
Series J-1 4.00%, 7/1/2017	500,000	532,590
Series J-2 4.00%, 11/1/2017	1,700,000	1,824,746
4.00%, 9/1/2019	4,100,000	4,565,391
Series I 5.00%, 11/1/2016	7,480,000	7,926,182
Series F 5.00%, 12/1/2016	4,790,000	5,091,626
Series A-1 5.00%, 2/1/2017	480,000	513,490
Series A 5.00%, 7/1/2017	5,440,000	5,901,693
Series A 5.00%, 1/1/2018	5,000,000	5,514,600
Series A 5.00%, 7/1/2018	3,000,000	3,356,880
Series F 5.00%, 12/1/2018	1,000,000	1,132,050
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2016	2,195,000	2,307,604
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2018	235,000	260,394
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,197,480
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2016	5,000,000	5,219,150
Series A 4.50%, 10/1/2017	1,350,000	1,461,402
5.00%, 2/1/2019	1,000,000	1,135,010

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	$2,250,000	$2,450,587

		63,718,655

HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation Series B 5.00%, 10/1/2019	3,000,000	3,454,650
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	1,965,000	2,087,301
Series EH 5.00%, 8/1/2018	3,000,000	3,357,000
Series EF 5.00%, 11/1/2018	23,005,000	25,921,344
Series EO 5.00%, 8/1/2019	3,000,000	3,441,120
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,112,070

		39,373,485

ILLINOIS — 0.9%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D 5.00%, 12/1/2019	2,000,000	2,298,060
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,019,100
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2019	1,535,000	1,723,483
Series A 5.00%, 10/1/2019	1,000,000	1,142,670
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,045,760
5.00%, 6/15/2018	1,945,000	2,146,677
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	2,200,000	2,287,780
Series B 5.00%, 6/15/2017	10,000,000	10,638,100

		23,301,630

INDIANA — 0.0% (b)
University of Indiana, Revenue Series U 5.00%, 8/1/2018	450,000	503,114

IOWA — 0.1%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2019	1,130,000	1,298,585
5.00%, 8/1/2019	365,000	419,454
Iowa, State General Obligation Series A 5.00%, 6/1/2017	385,000	416,235

		2,134,274

KANSAS — 0.9%
Kansas, State Department of Transportation, Highway Revenue Series C 5.00%, 9/1/2017	300,000	327,039
Kansas, State Development Finance Authority Revenue:
5.00%, 3/1/2016	250,000	257,690
5.00%, 3/1/2018	4,705,000	5,202,930
Series A 5.00%, 5/1/2020	14,650,000	16,921,776

		22,709,435

KENTUCKY — 0.3%
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	700,000	719,068
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,222,128
5.00%, 7/1/2016	1,865,000	1,947,079
Series A 5.00%, 7/1/2019	1,000,000	1,138,260
Series A 5.00%, 7/1/2019	1,600,000	1,821,216

		6,847,751

LOUISIANA — 0.5%
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1 5.00%, 5/1/2017	500,000	538,705
Series A-1 5.00%, 5/1/2018	2,035,000	2,261,923
Louisiana, State General Obligation:
Series C 5.00%, 7/15/2018	2,000,000	2,227,640
Series A 5.00%, 9/1/2018	1,650,000	1,843,397
Series C 5.00%, 8/1/2019	3,530,000	4,024,941
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2019	1,000,000	1,141,710
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2019	1,500,000	1,708,665

		13,746,981

MAINE — 0.0% (b)
Maine, State General Obligation Series B 5.00%, 6/1/2017	165,000	178,517

MARYLAND — 5.5%
Anne Arundel County, MD, General Obligation:
5.00%, 4/1/2016	1,000,000	1,034,760
5.00%, 4/1/2020	12,750,000	14,839,597
Baltimore County, MD, General Obligation:
Series B 5.00%, 10/15/2016	500,000	528,885
5.00%, 8/1/2017	4,000,000	4,352,760
Series B 5.00%, 10/15/2017	1,000,000	1,094,010
5.00%, 8/1/2018	200,000	224,250
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,076,360
Maryland, State General Obligation:
Series A 4.00%, 8/1/2019	625,000	694,825
Series B 4.50%, 8/1/2017	3,270,000	3,523,425
4.50%, 8/1/2019	2,000,000	2,263,060
Series B 4.50%, 8/1/2019	3,170,000	3,586,950
Series B 4.50%, 3/15/2024	1,350,000	1,509,867
Series B 5.00%, 8/1/2015	285,000	286,151
Series B 5.00%, 8/1/2016	4,875,000	5,115,679
Series E 5.00%, 8/1/2016	8,400,000	8,814,708
Series B 5.00%, 3/15/2017	11,000,000	11,811,360
5.00%, 3/1/2018	800,000	886,224

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Series A 5.00%, 3/1/2018	$22,515,000	$24,941,667
Series C 5.00%, 8/1/2018	2,400,000	2,690,232
Series A 5.00%, 3/1/2019	800,000	911,392
Series B 5.00%, 3/15/2019	7,300,000	8,327,110
Series A 5.00%, 8/1/2019	600,000	690,804
Series B 5.00%, 8/1/2019	1,000,000	1,151,340
Series C 5.00%, 8/1/2019	250,000	287,835
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2016	3,835,000	4,010,796
Series A 5.00%, 7/1/2016	5,000,000	5,229,200
Series A 5.00%, 7/1/2017	5,000,000	5,426,450
Series A 5.00%, 11/1/2017	315,000	345,492
Series A 5.00%, 7/1/2018	1,875,000	2,097,450
Series A 5.00%, 11/1/2019	10,900,000	12,608,357
Prince George’s County, MD, General Obligation Series A 5.00%, 9/1/2020	1,070,000	1,256,758
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,789,748
5.00%, 6/1/2017	7,150,000	7,732,940
5.00%, 6/1/2019	500,000	572,640

		143,713,082

MASSACHUSETTS — 3.4%
Boston, MA, General Obligation Series A 5.00%, 4/1/2020	1,500,000	1,751,085
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A 4.00%, 7/1/2017	8,000,000	8,518,160
Massachusetts, State Federal Highway Revenue Series A 5.00%, 6/15/2018	3,500,000	3,904,810
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	10,000,000	10,279,300
Series B 5.00%, 8/1/2016	8,900,000	9,338,414
Series A 5.00%, 12/1/2017	450,000	494,320
Series B 5.00%, 8/1/2018	1,700,000	1,903,388
Series A 5.00%, 12/1/2018	7,000,000	7,909,230
Series C 5.00%, 8/1/2019	10,000,000	11,491,900
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B 5.00%, 10/15/2016	500,000	528,885
Series B 5.00%, 8/15/2017	5,000,000	5,442,550
Series B 5.00%, 8/15/2019	1,815,000	2,083,566
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	10,642,255
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	11,861,960
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,049,370
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2019	1,415,000	1,628,410

		88,827,603

MICHIGAN — 2.0%
Michigan, State Building Authority Revenue Series I-A 5.00%, 10/15/2016	1,500,000	1,581,915
Michigan, State Finance Authority Revenue:
Series A 5.00%, 1/1/2016	100,000	102,336
Series A 5.00%, 1/1/2017	4,275,000	4,555,525
Series A 5.00%, 7/1/2017	10,000,000	10,842,500
Series A 5.00%, 7/1/2018	200,000	223,414
5.00%, 10/1/2018	2,000,000	2,250,000
5.00%, 10/1/2018	690,000	776,250
Series A 5.00%, 7/1/2019	4,960,000	5,687,285
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	22,326,865
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,000,000	4,601,200

		52,947,290

MINNESOTA — 2.4%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,751,055
Minnesota, State General Obligation:
Series A 5.00%, 10/1/2015	20,000	20,231
Series A 5.00%, 8/1/2016	400,000	419,616
Series D 5.00%, 8/1/2016	1,000,000	1,049,040
Series E 5.00%, 8/1/2016	1,550,000	1,626,012
Series A 5.00%, 10/1/2016	50,000	52,845
Series A 5.00%, 10/1/2016	4,950,000	5,226,655
Series F 5.00%, 10/1/2016	1,000,000	1,055,890
Series A 5.00%, 8/1/2017	40,000	43,502
Series A 5.00%, 8/1/2017	2,960,000	3,217,816
Series E 5.00%, 8/1/2017	1,000,000	1,087,100
Series B 5.00%, 3/1/2018	11,500,000	12,704,280
Series D 5.00%, 8/1/2018	2,000,000	2,239,280
Series A 5.00%, 10/1/2018	40,000	45,041
Series A 5.00%, 10/1/2018	2,660,000	2,992,500
Series D 5.00%, 10/1/2018	18,465,000	20,773,125
Series B 5.00%, 8/1/2019	1,175,000	1,350,298
Series E 5.00%, 8/1/2019	3,940,000	4,527,809

		62,182,095

MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue Series C 5.00%, 1/1/2019	880,000	988,055
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	547,045
Mississippi, State General Obligation:
Series F 4.00%, 11/1/2016	500,000	522,915
Series F 4.00%, 11/1/2018	2,525,000	2,762,148

		4,820,163

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

MISSOURI — 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	$1,250,000	$1,405,400
Missouri, State General Obligation Series A 5.00%, 12/1/2017	2,720,000	2,987,893
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series C 5.00%, 2/1/2017	1,500,000	1,603,920
Series B 5.00%, 5/1/2019	12,755,000	14,538,404
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2020	18,910,000	21,978,336

		42,513,953

NEBRASKA — 1.1%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	23,865,000	27,115,652
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2018	1,000,000	1,102,560

		28,218,212

NEVADA — 0.4%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,806,147
Las Vegas Valley, NV, Water District, General Obligation Series A 5.00%, 6/1/2020	2,500,000	2,908,225
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,536,165
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,114,629

		10,365,166

NEW HAMPSHIRE — 0.3%
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,521,786
New Hampshire, State Municipal Bond Bank Revenue:
Series A 5.00%, 8/15/2017	1,265,000	1,374,182
Series A 5.00%, 8/15/2019	3,230,000	3,689,855

		6,585,823

NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation 4.00%, 10/15/2019	7,000,000	7,792,610
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series 1A 5.00%, 12/1/2018	1,325,000	1,456,480
Rutgers, NJ, State University Revenue Series J 5.00%, 5/1/2019	240,000	273,077

		9,522,167

NEW MEXICO — 1.6%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
Series B 3.00%, 7/1/2016	2,000,000	2,050,920
Series A 5.00%, 7/1/2019	1,350,000	1,540,593
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B 5.00%, 8/1/2019	3,500,000	3,999,695
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	2,000,000	2,165,960
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Sub-Series A 5.00%, 11/1/2039 (a)	19,340,000	21,798,307
New Mexico, State Severance Tax Revenue:
Series B 5.00%, 7/1/2016	100,000	104,533
Series A 5.00%, 7/1/2018	8,470,000	9,435,072

		41,095,080

NEW YORK — 17.4%
Erie County, NY, Industrial Development Agency School Facility Revenue 5.00%, 5/1/2019	100,000	113,461
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,196,320
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.00%, 10/1/2019	2,500,000	2,882,225
New York, NY, City Transitional Finance Authority Revenue Series E 5.00%, 11/1/2017	950,000	1,040,117
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1 5.00%, 7/15/2016	300,000	313,752
Series S-1 5.00%, 7/15/2018	325,000	362,196
Series S-2 5.00%, 7/15/2020	1,500,000	1,742,145
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	305,000	308,739
Series E-1 4.00%, 2/1/2017	13,045,000	13,745,125
Sub-Series A-1 4.00%, 8/1/2019	1,200,000	1,330,020
Sub-Series C-1 5.00%, 11/1/2015	400,000	406,180
Sub-Series C-1 5.00%, 11/1/2015	150,000	152,318
Sub-Series I-2 5.00%, 11/1/2015	835,000	847,901
Series A 5.00%, 11/1/2016	175,000	185,582
Series A 5.00%, 11/1/2016	1,325,000	1,403,493
Series C 5.00%, 11/1/2016	1,250,000	1,326,438

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Series D 5.00%, 11/1/2016	$5,000,000	$5,296,200
Sub-Series A-1 5.00%, 11/1/2016	800,000	849,472
Sub-Series E-1 5.00%, 2/1/2017	1,830,000	1,956,179
Series B 5.00%, 11/1/2017	12,145,000	13,308,855
Sub-Series A-1 5.00%, 11/1/2017	1,490,000	1,638,955
Sub-Series B-1 5.00%, 11/1/2017	2,825,000	3,089,561
Series D-1 5.00%, 2/1/2019	1,885,000	2,136,648
Series F-1 5.00%, 2/1/2019	1,840,000	2,086,339
Sub-Series A-1 5.00%, 8/1/2019	1,000,000	1,147,900
Series C 5.00%, 11/1/2019	20,000,000	22,980,000
Sub-Series E 5.00%, 11/1/2019	2,500,000	2,887,275
Sub-Series F-1 5.00%, 5/1/2024	1,650,000	1,836,434
New York, NY, General Obligation:
Series E 4.00%, 8/1/2015	450,000	451,445
Series H 4.00%, 8/1/2017	990,000	1,054,251
Series B 4.00%, 8/1/2019	1,150,000	1,266,426
Series B 5.00%, 8/1/2016	4,295,000	4,505,154
Series B 5.00%, 8/1/2016	600,000	629,358
Series B 5.00%, 8/1/2016	5,000,000	5,244,650
Series D 5.00%, 8/1/2016	2,400,000	2,517,432
Series F 5.00%, 8/1/2016	1,455,000	1,526,193
Series I 5.00%, 8/1/2016	330,000	346,147
Sub-Series I-1 5.00%, 8/1/2016	500,000	524,465
5.00%, 3/1/2017	5,000,000	5,356,100
Series F-1 5.00%, 3/1/2017	3,500,000	3,749,270
Series D 5.00%, 8/1/2017	5,435,000	5,899,040
Series E 5.00%, 8/1/2017	2,950,000	3,201,871
Series G 5.00%, 8/1/2017	2,320,000	2,518,082
Series A 5.00%, 8/1/2018	500,000	558,050
Series B 5.00%, 8/1/2018	10,000,000	11,161,000
Series B 5.00%, 8/1/2018	4,300,000	4,799,230
Series D 5.00%, 8/1/2018	3,065,000	3,420,847
Series D 5.00%, 8/1/2018	250,000	279,025
Series E 5.00%, 8/1/2018	11,725,000	13,086,272
Series I 5.00%, 8/1/2018	2,240,000	2,500,064
Sub-Series 1 5.00%, 8/1/2018	250,000	279,025
Series G-1 5.00%, 4/1/2019	1,135,000	1,284,536
Series A 5.00%, 8/1/2019	6,315,000	7,203,078
Series B 5.00%, 8/1/2019	3,575,000	4,077,752
Series G 5.00%, 8/1/2019	2,345,000	2,674,777
Series J 5.00%, 8/1/2019	15,000,000	17,109,450
Series 1 5.00%, 8/1/2020	10,000,000	11,580,400
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2018	1,000,000	1,092,380
5.00%, 12/1/2016	5,375,000	5,709,540
New York, Sales Tax Asset Receivable Corp. Revenue Series A 5.00%, 10/15/2018	17,000,000	19,167,670
New York, State Dormitory Authority Series A 5.00%, 4/1/2016	890,000	920,394
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 4.00%, 7/1/2020	3,750,000	4,181,550
Series A 5.00%, 7/1/2020	1,300,000	1,513,044
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 3.00%, 3/15/2019	3,000,000	3,200,010
5.00%, 3/15/2019	5,000,000	5,693,750
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A 4.00%, 2/15/2016	500,000	511,360
4.00%, 3/15/2018	975,000	1,052,747
Series C 4.00%, 3/15/2019	1,150,000	1,263,735
Series B 5.00%, 2/15/2017	9,000,000	9,634,320
Series A 5.00%, 3/15/2017	400,000	429,436
Series C 5.00%, 3/15/2017	370,000	397,228
Series E 5.00%, 8/15/2017	1,675,000	1,823,991
5.00%, 2/15/2018	500,000	552,725
Series A 5.00%, 2/15/2018	400,000	441,524
Series B 5.00%, 2/15/2018	500,000	552,725
Series E 5.00%, 2/15/2018	5,000	5,503
Series E 5.00%, 2/15/2018	6,295,000	6,953,646
5.00%, 3/15/2018	5,715,000	6,322,162
Series B 5.00%, 3/15/2018	11,925,000	13,195,251
Series E 5.00%, 8/15/2018	9,600,000	10,759,680
Series E 5.00%, 2/15/2019	3,165,000	3,583,635
Series B 5.00%, 3/15/2019	610,000	692,265
Series C 5.00%, 3/15/2019	680,000	771,970
Series E 5.00%, 2/15/2020	4,725,000	5,458,651
Series A 5.00%, 3/15/2020	5,000,000	5,775,100
New York, State Environmental Facilities Revenue:
5.00%, 6/15/2016	3,690,000	3,852,581
Series A 5.00%, 8/15/2016	1,595,000	1,676,233
Series A 5.00%, 6/15/2017	8,000,000	8,670,320
New York, State General Obligation:
Series C 5.00%, 4/15/2017	1,795,000	1,933,897
Series I 5.00%, 8/1/2017	4,025,000	4,368,655
Series A-1 5.00%, 10/1/2017	5,175,000	5,646,028
Series A 5.00%, 2/15/2018	12,485,000	13,822,143
Series C 5.00%, 4/15/2018	6,150,000	6,841,260
Series E 5.00%, 12/15/2019	325,000	377,647
Series C 5.00%, 4/15/2020	8,485,000	9,903,777
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2016	200,000	206,966
Series B 5.00%, 4/1/2018	4,650,000	5,157,361
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 5.00%, 3/15/2017	2,950,000	3,167,091
Series A 5.00%, 3/15/2019	270,000	306,728
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A 5.00%, 3/15/2018	1,620,000	1,793,016
Series A 5.00%, 3/15/2019	5,795,000	6,581,034
New York, State Urban Development Corp. Revenue:
Series C 5.00%, 3/15/2019	15,000,000	16,999,650
Series A 5.00%, 3/15/2020	10,000,000	11,550,200
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	6,300,000	6,590,178
Series A 4.00%, 11/15/2017	2,300,000	2,466,543

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Series B 5.00%, 11/15/2016	$2,000,000	$2,119,140
Series B 5.00%, 11/15/2017	3,550,000	3,889,735
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2018	1,000,000	1,065,010
Port Authority of New York & New Jersey:
Series 189 5.00%, 5/1/2019	10,975,000	12,513,914
Series 189 5.00%, 5/1/2020	3,365,000	3,912,250
Westchester County, NY, General Obligation Series C 5.00%, 11/1/2016	5,000	5,302

		453,445,871

NORTH CAROLINA — 2.6%
Buncombe County, NC, General Obligation Series A 5.00%, 6/1/2019	600,000	683,226
Guilford County, NC, General Obligation:
Series A 5.00%, 3/1/2017	9,220,000	9,892,507
Series C 5.00%, 10/1/2018	4,765,000	5,360,625
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,251,880
Series A 5.00%, 12/1/2017	2,200,000	2,417,778
Series C 5.00%, 12/1/2019	500,000	580,305
North Carolina, State General Obligation:
Series D 3.00%, 6/1/2019	7,175,000	7,654,577
Series C 3.50%, 5/1/2016	2,350,000	2,411,876
Series A 5.00%, 5/1/2017	1,250,000	1,349,363
Series C 5.00%, 5/1/2018	1,600,000	1,781,248
Series A 5.00%, 6/1/2018	5,630,000	6,282,967
Series B 5.00%, 6/1/2018	1,200,000	1,339,176
Series E 5.00%, 5/1/2019	14,000,000	16,025,240
Series E 5.00%, 5/1/2020	3,000,000	3,507,690
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,369,776

		66,908,234

OHIO — 1.9%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	119,313
Series A 5.00%, 6/1/2018	4,780,000	5,324,203
Cuyahoga County, OH, Certificate of Participation:
5.00%, 12/1/2018	2,270,000	2,538,200
5.00%, 12/1/2019	2,670,000	3,039,768
Hamilton County, OH, Sewer System Revenue:
Series A 5.00%, 12/1/2018	2,580,000	2,910,498
Series A 5.00%, 12/1/2019	1,590,000	1,834,288
Ohio, State Building Authority Revenue Series C 4.00%, 10/1/2016	3,000,000	3,130,350
Ohio, State General Obligation:
5.00%, 7/1/2016	3,225,000	3,372,157
Series B 5.00%, 9/15/2016	1,080,000	1,138,601
Series R 5.00%, 5/1/2017	355,000	382,814
Series A 5.00%, 9/15/2017	5,000,000	5,455,300
Series R 5.00%, 5/1/2019	2,075,000	2,365,956
Ohio, State Infrastructure Project Revenue:
4.00%, 12/15/2017	1,000,000	1,073,690
Series 3 5.00%, 12/15/2016	12,930,000	13,758,942
5.00%, 12/15/2019	2,755,000	3,175,496
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	728,928

		50,348,504

OKLAHOMA — 0.6%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,116,450
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,476,447
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,070,055
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,771,698
Oklahoma, State Turnpike Authority Revenue:
Series A 5.00%, 1/1/2017	5,000,000	5,320,400
Series A 5.00%, 1/1/2019	2,775,000	3,137,026

		15,892,076

OREGON — 0.3%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2018	1,000,000	1,126,460
Oregon, State General Obligation:
Series J 5.00%, 5/1/2016	1,000,000	1,038,520
Series I 5.00%, 5/1/2018	1,900,000	2,111,869
Series F 5.00%, 5/1/2020	1,185,000	1,380,110
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B 4.00%, 6/15/2019	1,300,000	1,432,847

		7,089,806

PENNSYLVANIA — 4.5%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,500,000	5,775,385
Series A 5.00%, 7/1/2016	250,000	261,460
Series A 5.00%, 7/1/2018	18,225,000	20,335,819
Series A 5.00%, 7/1/2019	5,390,000	6,166,753
Pennsylvania, State General Obligation:
Series A 5.00%, 5/1/2017	2,000,000	2,148,760

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.00%, 6/1/2017	$18,565,000	$19,997,661
5.00%, 7/1/2017	21,000,000	22,630,440
5.00%, 7/1/2017	3,625,000	3,906,445
Series A 5.00%, 5/1/2018	1,200,000	1,321,104
5.00%, 6/1/2018	1,435,000	1,583,164
5.00%, 6/15/2018	1,500,000	1,656,915
5.00%, 7/1/2018	4,185,000	4,626,685
5.00%, 7/1/2018	1,025,000	1,133,178
5.00%, 7/1/2018	255,000	281,913
Series A 5.00%, 7/15/2018	5,000,000	5,534,450
5.00%, 11/15/2018	100,000	111,594
5.00%, 3/15/2019	8,500,000	9,544,820
5.00%, 6/1/2019	3,890,000	4,386,831
5.00%, 10/15/2019	5,150,000	5,854,623

		117,258,000

SOUTH CAROLINA — 0.8%
Beaufort County, SC, School District, General Obligation Series A 5.00%, 3/1/2020	12,125,000	14,025,109
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,169,181
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,154,725
South Carolina, State General Obligation Series A 5.00%, 10/1/2019	2,695,000	3,109,464

		21,458,479

TENNESSEE — 1.5%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2017	7,475,000	8,198,057
Memphis, TN, General Obligation:
Series A 5.00%, 11/1/2017	4,300,000	4,703,727
Series A 5.00%, 11/1/2018	2,750,000	3,086,160
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B 5.00%, 5/15/2019	2,790,000	3,186,264
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	2,927,764
Series D 5.00%, 7/1/2017	5,700,000	6,180,225
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	6,100,000	6,559,513
Tennessee, State General Obligation Series A 5.00%, 10/1/2016	125,000	132,034
Tennessee, State School Bond Authority:
Series C 5.00%, 5/1/2017	1,050,000	1,119,856
5.00%, 11/1/2019	3,150,000	3,629,367

		39,722,967

TEXAS — 8.4%
Alvin, TX, Independent School District, General Obligation Series C 3.00%, 2/15/2020 (c)	3,750,000	4,002,975
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,068,770
Austin, TX, Independent School District, General Obligation Series B 5.00%, 8/1/2019	3,500,000	4,014,640
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (c)	695,000	766,960
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (c)	4,000,000	4,317,840
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2019	3,000,000	3,462,330
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	10,693
5.00%, 2/15/2017	4,180,000	4,473,227
5.00%, 2/15/2018	5,000,000	5,535,500
Series A 5.00%, 2/15/2018	5,000	5,519
Series A 5.00%, 2/15/2018	1,545,000	1,705,386
5.00%, 2/15/2020	7,800,000	9,022,338
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (c)	2,000,000	2,044,060
5.00%, 8/15/2017 (c)	4,000,000	4,348,760
5.00%, 8/15/2018 (c)	5,715,000	6,392,342
Dallas, TX, Waterworks & Sewer System Revenue 5.00%, 10/1/2019	2,895,000	3,333,737
Harris County, TX, General Obligation:
Series A 5.00%, 10/1/2019	2,280,000	2,627,563
Series B 5.00%, 10/1/2019	260,000	299,634
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,220,600
Series A 5.00%, 3/1/2017	530,000	567,927
Series B 5.00%, 3/1/2018	2,500,000	2,760,425
Series A 5.00%, 3/1/2019	675,000	768,211
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	625,000	708,144
5.00%, 2/15/2020 (c)	17,070,000	19,753,404
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	5,151,240
Houston, TX, Utilities System Revenue Series E 5.00%, 11/15/2016	13,775,000	14,587,863
Katy, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2020 (c)	3,000,000	3,468,690

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2020 (c)(d)	$2,815,000	$3,254,788
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2019	3,200,000	3,675,680
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a)(c)	9,415,000	9,374,986
2.00%, 8/1/2044 (a)(c)	19,000,000	19,358,530
5.00%, 2/15/2018 (c)	2,200,000	2,427,788
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,157,079
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2019 (c)	700,000	792,855
San Antonio, TX, Electric & Gas Revenue:
Series D 5.00%, 2/1/2018	500,000	551,280
5.00%, 2/1/2019	13,500,000	15,186,285
San Antonio, TX, General Obligation 5.00%, 2/1/2019	1,300,000	1,469,650
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2019	2,225,000	2,538,302
Texas A&M, State University Revenue Series B 5.00%, 5/15/2016	1,000,000	1,040,430
Texas Tech, State University Revenue Series A 3.00%, 8/15/2016	1,500,000	1,542,060
Texas, North East Independent School District, General Obligation:
5.00%, 8/1/2017 (c)	1,325,000	1,438,977
5.00%, 8/1/2018 (c)	10,000,000	11,183,500
Texas, State General Obligation:
5.00%, 10/1/2016	4,000,000	4,221,520
Series A 5.00%, 10/1/2016	2,110,000	2,226,852
5.00%, 4/1/2017	1,000,000	1,074,970
Series A 5.00%, 10/1/2017	4,000,000	4,368,720
Series B 5.00%, 10/1/2017	3,535,000	3,860,856
5.00%, 10/1/2018	200,000	224,796
Series A 5.00%, 4/1/2019	405,000	460,420
Series A 5.00%, 10/1/2019	5,000,000	5,753,300
Texas, State Transportation Commission, Highway Fund Revenue:
Series A 4.75%, 4/1/2017	960,000	1,027,834
Series A 5.00%, 4/1/2019	10,000,000	11,384,100
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2017	1,000,000	1,085,590
University of Texas, Revenue Series A 5.00%, 8/15/2018	220,000	246,433

		220,346,359

UTAH — 1.0%
Jordan Utah, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,914,522
Utah, State Board of Regents Student Loan Revenue Series EE-2 4.50%, 11/1/2017	450,000	488,727
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	724,180
Series A 5.00%, 7/1/2016	5,050,000	5,277,856
Series C 5.00%, 7/1/2018	15,425,000	17,250,240

		26,655,525

VIRGINIA — 2.7%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	9,738,810
Series A 5.00%, 4/1/2018	210,000	232,913
Series A 5.00%, 10/1/2018	3,000,000	3,381,120
Series A 5.00%, 10/1/2019	2,175,000	2,489,157
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,094,860
Richmond, VA, Public Utility Revenue Series A 5.00%, 1/15/2020	3,000,000	3,471,930
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 9/1/2016	1,000,000	1,052,730
Series A 5.00%, 9/1/2018	4,090,000	4,572,088
Series A 5.00%, 2/1/2020	6,000,000	6,929,760
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 5/15/2017	1,005,000	1,086,204
Virginia, State Public Building Authority, Public Facilities Revenue:
Series C 5.00%, 8/1/2017	10,000,000	10,873,200
Series C 5.00%, 8/1/2018	10,000,000	11,186,700
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	210,000	210,657
Series A 4.00%, 8/1/2018	7,765,000	8,452,591
Series C 5.00%, 8/1/2018	460,000	514,588
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,125,340
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	504,960
5.00%, 9/15/2018	2,210,000	2,475,112

		70,392,720

WASHINGTON — 4.6%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	4,808,070
Energy Northwest Washington, Electricity Revenue:
Series A 5.00%, 7/1/2017	13,700,000	14,854,225
Series A 5.00%, 7/1/2017	795,000	861,979
Series B 5.00%, 7/1/2017	100,000	108,425
Series B 5.00%, 7/1/2017	7,200,000	7,806,600
Energy Northwest, WA, Electricity Revenue Series A 5.00%, 7/1/2019	100,000	114,244

See accompanying notes to financial statements.

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2018	$1,000,000	$1,102,820
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	920,965
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	451,142
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,570,496
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,145,420
Washington, State General Obligation:
Series B 4.00%, 7/1/2019	25,395,000	28,112,773
5.00%, 1/1/2017	1,140,000	1,214,271
5.00%, 7/1/2017	13,900,000	15,071,075
Series 2010B 5.00%, 1/1/2018	425,000	467,853
5.00%, 7/1/2018	5,000,000	5,582,250
Series R-2012A 5.00%, 7/1/2018	750,000	837,337
Series A 5.00%, 1/1/2019	5,210,000	5,895,428
Series R 5.00%, 7/1/2019	4,100,000	4,697,739
Series R-2015E 5.00%, 7/1/2019	19,645,000	22,509,044

		120,132,156

WEST VIRGINIA — 0.5%
West Virginia, State General Obligation Series A 5.00%, 6/1/2020	10,815,000	12,625,539

WISCONSIN — 2.0%
Milwaukee, WI, General Obligation:
Series N3 5.00%, 5/15/2016	2,590,000	2,693,574
Series N2 5.00%, 5/1/2017	10,000,000	10,777,800
Wisconsin, State Department of Transportation Revenue:
Series 2 5.00%, 7/1/2019	1,500,000	1,716,795
Series 1 5.00%, 7/1/2021	1,685,000	1,927,118
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,950,000	2,040,168
Series C 5.00%, 5/1/2017	500,000	539,175
Series 2 5.00%, 11/1/2017	500,000	547,795
Series 1 5.00%, 5/1/2018	1,000,000	1,111,800
Series 2 5.00%, 5/1/2019	4,750,000	5,416,045
Series 4 5.00%, 5/1/2019	8,410,000	9,589,250
Series B 5.00%, 5/1/2019	13,035,000	14,862,768
Series 2 5.00%, 11/1/2019	1,750,000	2,018,695

		53,240,983

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $2,576,037,215)		2,578,314,744

	Shares
SHORT TERM INVESTMENT — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $943,811)	943,811	943,811

TOTAL INVESTMENTS — 98.8% (h)
(Cost $2,576,981,026)		2,579,258,555
OTHER ASSETS & LIABILITIES — 1.2%		30,128,529

NET ASSETS — 100.0%		$2,609,387,084

(a)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	3.59%

(d)	When-issued security
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 3.6%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (a)	$1,500,000	$1,499,895
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	1,009,010
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D 6.00%, 10/1/2042	4,460,000	5,014,378
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	1,400,000	1,333,402
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (b)	1,800,000	1,771,812
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	3,000,000	2,949,960

		13,578,457

ALASKA — 0.2%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	425,235
Series A 5.00%, 6/1/2046	555,000	420,906

		846,141

ARIZONA — 2.4%
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,022,494
Phoenix, AZ, Industrial Development Authority Education Revenue:
5.00%, 7/1/2022	375,000	388,432
5.00%, 7/1/2035 (b)	1,965,000	1,938,119
5.00%, 7/1/2044 (b)	1,000,000	1,000,000
6.00%, 7/1/2032	250,000	262,960
7.50%, 7/1/2042	500,000	424,090
Series A 7.50%, 7/1/2042	1,000,000	1,018,270
Pima County, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2048	1,000,000	949,050
6.25%, 6/1/2026	160,000	163,416
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,120,430
Salt Verde Financial Corp. 5.25%, 12/1/2027	185,000	213,940
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	710,199

		9,211,400

ARKANSAS — 0.4%
Arkansas, State Development Finance Authority Revenue:
Series A 5.00%, 2/1/2035	805,000	862,581
Series C 5.00%, 2/1/2035	575,000	616,130

		1,478,711

CALIFORNIA — 11.6%
Brentwood Infrastructure Financing Authority Revenue Series B 4.00%, 9/2/2030	145,000	142,880
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	2,000,000	1,957,480
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,195,000	1,810,897
Series A-1 5.13%, 6/1/2047	1,860,000	1,418,994
Series A-1 5.75%, 6/1/2047	5,750,000	4,792,912
California, Municipal Finance Authority Revenue Series B 5.88%, 8/15/2049	490,000	529,264
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (b)	500,000	520,175
California, School Finance Authority Revenue:
Series A 5.13%, 7/1/2044	60,000	61,456
Series A 6.00%, 10/1/2049	200,000	205,160
California, State Public Works Board, Lease Revenue Subseries I 6.63%, 11/1/2034	370,000	371,243
California, Statewide Communities Development Authority Revenue:
Series I 4.50%, 11/1/2037	675,000	666,529
Series D 4.75%, 8/1/2020	175,000	175,394
Series A 4.88%, 11/15/2036 (b)	550,000	544,495
Series A 5.25%, 7/1/2030	795,000	713,036
Series A 5.25%, 11/1/2044	300,000	302,733
5.25%, 12/1/2044	2,000,000	2,121,940
Series A 6.00%, 10/1/2047	1,000,000	1,066,730
7.00%, 7/1/2046	160,000	182,949
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	105,791
Foothill-Eastern Transportation Corridor Agency Revenue Series C 6.25%, 1/15/2033	1,500,000	1,757,535
Golden State Tobacco Securitization Corp., Revenue:
Subseries B Zero Coupon, 6/1/2047 (c)	500,000	35,260
Series A-1 4.50%, 6/1/2027	1,865,000	1,771,340
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,029,550

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Inland Empire Tobacco Securitization Authority Revenue Series B 5.75%, 6/1/2026	$940,000	$918,455
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,057,390
Long Beach Bond Finance Authority Revenue Series A 5.00%, 11/15/2029	100,000	110,617
Long Beach Bond Finance Authority, Tax Allocation Series C 5.50%, 8/1/2031 (a)	220,000	258,003
M-S-R Energy Authority Revenue Series B 7.00%, 11/1/2034	300,000	408,012
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,261,240
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	2,116,480
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(c)	500,000	420,455
6.50%, 9/1/2028	1,000,000	1,090,450
Port of Oakland, CA, Revenue Series P 5.00%, 5/1/2029	575,000	641,062
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,040,780
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	377,750
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	494,319
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	100,000	112,827
5.00%, 2/15/2026	155,000	174,012
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	237,609
Sacramento, CA, Sanitation Districts Financing Authority Revenue Series E 5.25%, 12/1/2030 (a)	485,000	575,239
San Joaquin Hills Transportation Corridor Agency Revenue Series B 5.25%, 1/15/2049	4,000,000	4,246,520
Southern California Public Power Authority Revenue Series A 5.00%, 11/1/2033	645,000	735,461
Temecula, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2030	500,000	547,170
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,274,852
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	826,370
Series A1 5.13%, 6/1/2046	1,025,000	828,907
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	891,110
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	1,550,000	1,611,147

		44,539,980

COLORADO — 3.8%
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	797,602
Colorado, Educational & Cultural Facilities Authority Revenue:
5.00%, 12/15/2045 (b)	500,000	489,270
5.38%, 7/1/2044 (b)	250,000	261,618
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	497,980
Series A 5.30%, 7/1/2037	500,000	478,420
Series A 5.90%, 8/1/2037	1,000,000	1,002,850
Series A 7.75%, 8/1/2039	485,000	532,026
Denver International Business Center Metropolitan District No 1, General Obligation 5.38%, 12/1/2035	115,000	120,633
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,041,730
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A 5.50%, 11/15/2029	400,000	458,248
Series A 5.50%, 11/15/2030	270,000	308,264
E-470 Public Highway Authority Revenue Series B Zero Coupon, 9/1/2037 (a)(c)	1,000,000	343,130
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	501,185
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,037,740
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027 (a)	1,000,000	1,032,480
Series A 6.75%, 12/1/2039	1,000,000	1,074,310
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	966,910
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	1,022,170

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	$1,300,000	$1,468,545
STC, CO, Metropolitan District No. 2, General Obligation Series A 6.00%, 12/1/2038	1,215,000	1,142,355
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	139,231

		14,716,697

CONNECTICUT — 0.3%
Connecticut State Health & Educational Facility Authority Revenue Series H 4.25%, 7/1/2036 (a)	225,000	219,499
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	594,010
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	500,000	490,040

		1,303,549

DISTRICT OF COLUMBIA — 0.9%
District of Columbia, Howard University Revenue Series A 6.25%, 10/1/2032	880,000	932,967
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	2,005,000	2,457,348

		3,390,315

FLORIDA — 5.2%
Alachua County, FL, Health Facilities Authority Revenue Series B 5.00%, 12/1/2034	750,000	807,750
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	965,000	1,009,467
Capital Trust Agency, Inc. Revenue 6.75%, 12/1/2044	500,000	500,375
Collier County, FL, Industrial Development Authority Revenue Series A 8.13%, 5/15/2044 (b)	1,500,000	1,764,210
County of Miami-Dade Seaport Department Revenue Series B 5.00%, 10/1/2023	250,000	287,683
Crossings At Fleming Island Community Development District, Special Assessment Series A-1 4.50%, 5/1/2030	1,500,000	1,498,305
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.00%, 6/15/2044 (b)	575,000	577,748
Series A 6.13%, 6/15/2043	500,000	505,760
Series A 6.13%, 6/15/2044	555,000	557,825
Series A 6.50%, 7/1/2044	925,000	953,564
Series A 7.50%, 6/15/2033	500,000	563,435
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,011,710
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	350,998
Halifax, FL, Hospital Medical Center Revenue Series A 5.00%, 6/1/2038	130,000	132,946
Hillsborough County Industrial Development Authority Revenue Series A 5.00%, 10/1/2031	270,000	296,160
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	445,110
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	505,725
5.75%, 11/1/2042	500,000	516,865
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	529,015
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	440,682
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	258,653
Midtown Miami, FL, Community Development District, Special Assessment:
Series A 5.00%, 5/1/2037	1,320,000	1,377,275
Series B 5.00%, 5/1/2037	930,000	970,353
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.13%, 8/1/2022	845,000	880,346
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	521,305
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	788,917
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	250,000	250,640
5.13%, 11/1/2034	250,000	252,285
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (c)	65,000	47,678
Zero Coupon, 5/1/2040 (c)	290,000	178,736
Zero Coupon, 5/1/2040 (c)	180,000	93,827
Series A-3 Zero Coupon, 5/1/2040 (c)	195,000	116,573
Series A-4 Zero Coupon, 5/1/2040 (c)	85,000	37,622

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.61%, 5/1/2040 (d)(e)	$195,000	$—
Series 1 6.65%, 5/1/2040	10,000	10,190
Series 3 6.65%, 5/1/2040 (d)(e)	120,000	—
Series A-1 6.65%, 5/1/2040	200,000	202,678
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	663,916

		19,906,327

GEORGIA — 0.4%
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	75,000	80,894
East Point Building Authority Revenue Series A 4.63%, 2/1/2035	250,000	238,518
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	997,000	1,056,411

		1,375,823

GUAM — 0.6%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,183,120
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	1,089,090

		2,272,210

HAWAII — 0.6%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
Series A 4.65%, 3/1/2037	380,000	387,102
5.00%, 7/1/2020	2,000,000	2,043,120

		2,430,222

ILLINOIS — 4.6%
Chicago Board of Education, General Obligation Series A 5.00%, 12/1/2042	750,000	653,295
Chicago Midway International Airport Revenue Series A 5.50%, 1/1/2030	200,000	222,152
Chicago O’Hare International Airport Revenue Series D 4.50%, 1/1/2030	250,000	265,185
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)(c)	325,000	279,331
Series C 4.00%, 1/1/2020	185,000	183,572
Series A 5.25%, 1/1/2037	1,200,000	1,156,584
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,068,180
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	1,710,000	1,566,155
4.25%, 5/15/2043	430,000	391,382
Series C 4.50%, 11/15/2032	1,400,000	1,406,790
5.00%, 5/15/2043	675,000	691,524
5.50%, 8/15/2030	535,000	565,415
Series A 5.75%, 11/15/2037	140,000	150,827
5.75%, 5/15/2046	1,000,000	1,051,670
6.13%, 5/15/2027	355,000	429,820
6.13%, 5/15/2027	645,000	686,944
7.13%, 2/1/2034	1,000,000	1,064,530
7.13%, 2/15/2039	1,100,000	1,171,797
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024	500,000	462,470
Northern Illinois Municipal Power Agency Revenue Series A 5.00%, 1/1/2042 (a)	335,000	350,138
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	1,500,000	1,421,490
Railsplitter, IL, Tobacco Settlement Authority Revenue 6.00%, 6/1/2028	1,000,000	1,173,960
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,236,330

		17,649,541

INDIANA — 2.4%
Indiana, State Finance Authority Revenue:
Series A 5.00%, 7/1/2048	2,600,000	2,698,930
5.25%, 9/1/2040	545,000	583,433
5.50%, 8/15/2045	245,000	263,392
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,105,180
6.00%, 12/1/2026	550,000	596,998
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,110,000	1,194,926
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	1,500,000	1,796,880
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	1,000,000	1,037,860

		9,277,599

IOWA — 1.8%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	305,000	310,368
5.00%, 12/1/2019	1,275,000	1,363,689
5.25%, 12/1/2025	2,735,000	3,010,114
5.50%, 12/1/2022	1,150,000	1,216,527
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,156,831

		7,057,529

KANSAS — 1.1%
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	435,000	448,568
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,024,680

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Overland Park, KS, Development Corp., Revenue Series B 5.13%, 1/1/2032 (a)	$2,000,000	$2,000,000
Wichita City, KS, Health Care Facilities Revenue Series IV-A 5.63%, 5/15/2044	885,000	905,691

		4,378,939

KENTUCKY — 0.1%
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	160,919
Series A 6.00%, 6/1/2030	185,000	207,416
Series A 6.38%, 6/1/2040	125,000	140,831

		509,166

LOUISIANA — 1.7%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,219,562
Louisiana Public Facilities Authority:
4.50%, 7/1/2037	1,370,000	1,332,681
6.50%, 7/1/2036	2,000,000	2,293,820
Louisiana, St. John the Baptist Parish, Revenue Series A 5.13%, 6/1/2037	750,000	786,630
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	551,750
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	253,590

		6,438,033

MAINE — 0.6%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	1,000,000	1,036,010
6.75%, 7/1/2036	500,000	566,750
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,095

		2,129,855

MARYLAND — 0.4%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	311,987
Baltimore, MD, Convention Center Revenue Series A 5.00%, 9/1/2032	400,000	406,760
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A 5.00%, 7/1/2040	270,000	290,140
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	450,980

		1,459,867

MASSACHUSETTS — 0.7%
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	271,140
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	500,000	506,355
Massachusetts, Educational Financing Authority Revenue Series J 5.63%, 7/1/2029	475,000	519,275
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	1,190,000	1,194,212
Series A 5.50%, 1/1/2016 (a)	250,000	250,570

		2,741,552

MICHIGAN — 3.7%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	800,000	638,520
Detroit, MI, Sewage Disposal System Revenue:
Series A 5.25%, 7/1/2039	1,230,000	1,302,299
Series B 5.50%, 7/1/2029 (a)	145,000	168,996
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	1,255,000	1,256,857
Michigan Finance Authority Ltd., Miscellaneous Revenue:
5.00%, 7/1/2034	3,000,000	3,187,620
8.13%, 4/1/2041	485,000	419,884
Michigan Strategic Fund, Tax Allocation Series A 4.13%, 7/1/2045 (f)	4,705,000	4,770,964
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	1,590,000	1,530,614
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,043,750

		14,319,504

MINNESOTA — 1.3%
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	500,000	573,935
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,025,540
St Paul Housing & Redevelopment Authority Revenue:
5.13%, 12/1/2038	390,000	402,979
5.25%, 11/15/2035	2,765,000	2,895,121

		4,897,575

MISSISSIPPI — 0.1%
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028 (f)	320,000	321,786

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

MISSOURI — 0.3%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	$255,000	$263,007
6.00%, 5/1/2042	435,000	447,367
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A 4.00%, 5/1/2020	340,000	344,825

		1,055,199

NEBRASKA — 0.2%
Central Plains Energy Project, NE, Natural Gas Revenue 5.25%, 9/1/2037	365,000	397,923
Douglas County, NE, Hospital Authority No. 3 Revenue 5.00%, 11/1/2045	350,000	373,265

		771,188

NEVADA — 0.5%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	500,000	517,440
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	250,443
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (b)	1,000,000	1,069,560
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	119,923

		1,957,366

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b)(f)	320,000	320,480

NEW JERSEY — 4.5%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	536,284
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	1,500,000	1,539,990
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2024	790,000	879,807
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	513,585
Series A 5.00%, 7/1/2029	165,000	174,557
5.13%, 1/1/2034	1,000,000	1,086,800
5.25%, 9/15/2029	1,050,000	1,135,270
5.25%, 1/1/2044	250,000	258,573
5.75%, 9/15/2027	1,000,000	1,079,530
7.10%, 11/1/2031 (d)(e)	1,000,000	—
New Jersey, Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	1,004,386
New Jersey, Higher Education Student Assistance Authority Revenue Series 1 5.00%, 12/1/2022	600,000	648,726
New Jersey, Transportation Trust Fund Authority Revenue:
Series A Zero Coupon, 12/15/2025 (c)	450,000	274,892
Series A Zero Coupon, 12/15/2040 (c)	610,000	145,497
Salem County, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2023	250,000	273,108
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	953,710
Series 1A 4.75%, 6/1/2034	4,210,000	3,083,404
Series 1A 5.00%, 6/1/2029	1,140,000	960,872
Series 1A 5.00%, 6/1/2041	3,360,000	2,481,662

		17,030,653

NEW MEXICO — 0.5%
Mariposa East Public Improvement District, Special Assessment:
Series B Zero Coupon, 9/1/2032 (c)	165,000	145,675
Series D Zero Coupon, 9/1/2032 (c)	195,000	23,383
Series A 5.90%, 9/1/2032	35,000	34,294
Series C 5.90%, 9/1/2032	220,000	183,330
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040	1,575,000	1,549,879

		1,936,561

NEW YORK — 7.9%
Brooklyn Arena Local Development Corp., Revenue 6.00%, 7/15/2030	650,000	746,792
Build NYC Resource Corp.:
5.00%, 4/1/2033	120,000	126,695
5.00%, 1/1/2035 (b)	265,000	279,662
5.50%, 11/1/2044	500,000	523,755
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	556,185
Erie Tobacco Asset Securitization Corp., Revenue Series A 5.00%, 6/1/2045	1,365,000	1,254,476
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	566,480
Nassau County, Tobacco Settlement Corp.:
Series A-3 5.00%, 6/1/2035	790,000	672,258
Series A-2 5.25%, 6/1/2026	1,000,000	974,110
New York City Industrial Development Agency:
Series B 5.25%, 12/1/2036	1,000,000	1,029,040
7.50%, 8/1/2016	300,000	312,159
7.75%, 8/1/2031 (f)	300,000	320,910

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

New York Liberty Development Corp., Revenue:
5.00%, 11/15/2044 (b)	$4,950,000	$4,971,780
5.38%, 11/15/2040 (b)	1,795,000	1,892,881
New York State Dormitory Authority Revenue:
Series A 4.25%, 5/1/2042	745,000	709,419
5.00%, 7/1/2035	140,000	140,034
Series A 5.00%, 5/1/2036	3,000,000	3,277,560
6.25%, 12/1/2037	1,000,000	1,092,590
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,024,580
5.00%, 9/1/2035	500,000	501,250
5.25%, 12/1/2032	515,000	517,065
5.75%, 10/1/2037	1,000,000	360,000
Series A 8.50%, 8/1/2028	500,000	505,550
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	515,380
Niagara Frontier Transportation Authority Revenue Series A 5.00%, 4/1/2028	425,000	470,067
Onondaga Civic Development Corp., Revenue:
Series A 4.63%, 7/1/2022	100,000	106,203
Series A 5.13%, 7/1/2031	2,000,000	2,128,100
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2026	2,500,000	2,533,575
Series 1 5.00%, 6/1/2034	885,000	792,942
Series 1 5.13%, 6/1/2042	1,650,000	1,407,665

		30,309,163

NORTH CAROLINA — 0.3%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority 5.75%, 8/1/2035	500,000	500,070
North Carolina, Department of Transportation Revenue 5.00%, 6/30/2054	575,000	593,273

		1,093,343

OHIO — 5.3%
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	15,000	16,139
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	5,150,000	4,226,862
Series A-2 5.38%, 6/1/2024	1,000,000	863,520
Series A-2 5.88%, 6/1/2030	4,970,000	4,089,117
Series A-2 5.88%, 6/1/2047	1,500,000	1,169,025
Series A-2 6.00%, 6/1/2042	1,230,000	987,567
Series A-3 6.25%, 6/1/2037 (f)	1,000,000	849,880
Series A-2 6.50%, 6/1/2047	1,000,000	857,010
Franklin County, OH, Health Care Facilities Revenue Series A 5.13%, 7/1/2035	125,000	125,050
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,046,370
5.00%, 2/15/2044	200,000	206,776
Ohio, State Air Quality Development Authority Revenue:
3.63%, 10/1/2033 (f)	250,000	258,773
3.63%, 12/1/2033 (f)	335,000	346,038
Series B 4.80%, 1/1/2034	100,000	100,110
Series E 5.63%, 10/1/2019	790,000	876,173
6.75%, 6/1/2024	1,000,000	1,027,400
Ohio, State Water Development Authority Revenue:
3.63%, 10/1/2033 (f)	250,000	258,773
Series A 4.80%, 1/1/2034	520,000	520,062
Southeastern Ohio Port Authority, Hospital Facilities Revenue 6.00%, 12/1/2042	1,550,000	1,653,928
Toledo-Lucas County, OH, Port Authority Revenue Series A 5.00%, 7/1/2039	750,000	783,150

		20,261,723

OKLAHOMA — 1.0%
Comanche County Hospital Authority Revenue Series A 5.00%, 7/1/2032	440,000	454,155
Tulsa Airports Improvement Trust:
5.00%, 6/1/2035 (f)	1,000,000	1,077,790
Series B 5.50%, 12/1/2035	1,000,000	1,075,270
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,131,436

		3,738,651

OREGON — 0.6%
Hospital Facilities Authority of Multnomah County Oregon Revenue Series A 5.50%, 10/1/2049	2,000,000	2,189,160

PENNSYLVANIA — 1.9%
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	263,325
5.00%, 10/1/2044	215,000	222,637
Delaware County, Authority Revenue Series A 5.00%, 12/15/2031	620,000	632,654
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	118,971
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	435,548
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	670,000	690,877
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	514,938
Pennsylvania, State Higher Educational Facilities Authority Revenue Series A 6.50%, 9/1/2038	1,165,000	1,277,656

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Pennsylvania, Turnpike Commission Revenue Series D 5.30%, 12/1/2041	$700,000	$769,678
Philadelphia, PA, Airport System Revenue:
Series A 5.00%, 6/15/2020	295,000	337,433
Series A 5.00%, 6/15/2022	165,000	187,100
Philadelphia, PA, Gas Works Co. Revenue 5.00%, 10/1/2037 (a)	140,000	149,402
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	1,134,292
Scranton, PA, General Obligation Series B 4.35%, 9/1/2020 (a)	745,000	712,369

		7,446,880

PUERTO RICO — 12.6%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	290,000	291,891
5.63%, 5/15/2043	705,000	706,699
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A 5.00%, 7/1/2028 (a)	2,000,000	1,925,940
Series A 5.25%, 7/1/2042	1,000,000	626,220
Puerto Rico Commonwealth, General Obligation:
Series B 4.10%, 7/1/2018	500,000	340,330
Series A 5.00%, 7/1/2034	425,000	257,652
Series A 5.13%, 7/1/2031	175,000	107,186
Series A 5.13%, 7/1/2037	110,000	66,553
5.50%, 7/1/2019 (a)	3,075,000	3,064,975
Series A 5.50%, 7/1/2019 (a)	1,630,000	1,577,791
Series A 5.50%, 7/1/2020 (a)	5,000,000	4,987,450
Puerto Rico Convention Center District Authority Revenue:
Series A 5.00%, 7/1/2020 (a)	100,000	93,915
Series A 5.00%, 7/1/2031 (a)	2,000,000	1,752,700
Puerto Rico Electric Power Authority Revenue:
Series RR 5.00%, 7/1/2022 (a)	135,000	130,089
Series A 5.05%, 7/1/2042	1,275,000	688,704
Series VV 5.25%, 7/1/2025 (a)	175,000	166,257
Series LL 5.50%, 7/1/2018 (a)	400,000	393,172
Series WW 5.50%, 7/1/2038	8,935,000	4,826,687
Puerto Rico Highways & Transportation Authority Revenue:
Series N 5.25%, 7/1/2031 (a)	275,000	252,301
Series N 5.25%, 7/1/2033 (a)	2,120,000	2,049,574
Series L 5.25%, 7/1/2038 (a)	1,920,000	1,721,146
Series L 5.25%, 7/1/2041	125,000	120,638
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.00%, 3/1/2021	240,000	201,598
5.00%, 10/1/2021	285,000	287,827
5.00%, 10/1/2031	1,250,000	1,201,087
5.00%, 10/1/2042	1,040,000	793,426
5.38%, 4/1/2042	1,000,000	819,980
5.50%, 12/1/2031	205,000	168,096
Series A 6.00%, 7/1/2033	1,200,000	1,139,304
Puerto Rico Infrastructure Financing Authority Revenue:
Series B 5.00%, 7/1/2037	500,000	204,040
Series C 5.50%, 7/1/2027 (a)	3,000,000	2,795,910
Puerto Rico Public Buildings Authority Revenue:
5.50%, 7/1/2035 (a)(f)	3,000,000	2,940,000
6.00%, 7/1/2027 (a)	3,000,000	2,996,940
Puerto Rico Sales Tax Financing Corp. Revenue:
Series C 5.00%, 8/1/2022	250,000	184,127
Series C 5.25%, 8/1/2040	5,000,000	3,100,350
Subseries A 5.38%, 8/1/2039	6,000,000	2,895,600
Series A 5.50%, 8/1/2042	5,000,000	2,413,000

		48,289,155

SOUTH CAROLINA — 0.6%
Kershaw & Lee County Regional Water Authority Revenue Series A 3.50%, 6/1/2029	275,000	282,546
North Charleston Housing Authority Revenue Series A 5.10%, 8/20/2041	880,000	883,679
Piedmont Municipal Power Agency Revenue Subseries A-2 Zero Coupon, 1/1/2029 (a)(c)	1,275,000	717,838
South Carolina Jobs — Economic Development Authority Revenue 7.00%, 11/1/2033	270,000	292,874

		2,176,937

TENNESSEE — 0.9%
Chattanooga Health Educational & Housing Facility Board Revenue Series A 5.25%, 1/1/2045	150,000	162,758
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	869,294
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	115,000	120,898
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	404,580
Sullivan County Health Educational & Housing Facilities Board Revenue Series C 5.25%, 9/1/2036	1,000,000	1,036,760
Tennessee Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2026	640,000	732,576

		3,326,866

TEXAS — 6.2%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	884,896
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	385,344

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	$1,000,000	$1,122,590
Central Texas, Turnpike System Revenue:
Series A Zero Coupon, 8/15/2030 (a)(c)	315,000	166,503
Series C 5.00%, 8/15/2034	1,500,000	1,631,610
Clifton Higher Education Finance Corp. Revenue Series A 3.95%, 12/1/2032	115,000	107,416
Dallas/Fort Worth International Airport Revenue Series H 5.00%, 11/1/2027	125,000	136,630
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	250,000	270,583
Series A 6.00%, 8/15/2028	230,000	251,448
Decatur Hospital, TX, Authority Revenue Series A 5.25%, 9/1/2029	335,000	360,728
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	509,370
Fort Bend County Industrial Development Corp. Revenue Series B 4.75%, 11/1/2042	385,000	399,953
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	778,095
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B 7.00%, 1/1/2043	500,000	591,280
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	2,150,000	2,263,025
Series A 5.00%, 7/1/2024	100,000	112,757
Series A 6.50%, 7/15/2030	300,000	348,534
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	500,000	543,855
Mesquite Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,750,000	1,755,337
New Hope, Cultural Education Facilities Corp., Revenue:
Series A 5.00%, 4/1/2046	1,000,000	1,019,810
5.50%, 1/1/2049	1,550,000	1,558,261
Red River Authority, Pollution Control, Revenue Series B 6.70%, 11/1/2030	1,000,000	1,003,280
Red River Health Facilities Development Corp., Revenue Series A 7.50%, 11/15/2034	1,000,000	1,156,000
SA Energy Acquisition Public Facility Corp., Revenue 5.50%, 8/1/2027	350,000	410,564
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
Series C 5.00%, 10/1/2044	1,000,000	1,035,130
5.63%, 11/15/2041	500,000	512,870
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 12/31/2038	1,000,000	1,222,080
7.00%, 6/30/2040	100,000	119,238
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (f)	1,000,000	90,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Revenue Series A 5.25%, 12/15/2024	100,000	116,349
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2031	470,000	505,692
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,149,060
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	379,512
6.25%, 9/1/2040	370,000	354,164
6.38%, 9/1/2045	505,000	482,230

		23,734,194

UTAH — 0.8%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1 5.00%, 12/1/2033 (f)	1,000,000	1,059,340
Spanish Fork City, UT, American Leadership Academy, Revenue 5.55%, 11/15/2021 (b)	800,000	813,488
Utah, State Charter School Finance Authority Revenue:
Series A 5.80%, 6/15/2038	1,000,000	1,028,790
Series A 7.00%, 7/15/2045	110,000	121,288

		3,022,906

VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority, Revenue 5.00%, 10/1/2025	645,000	693,265
Virgin Islands Water & Power Authority, Revenue:
Series A 4.00%, 7/1/2021	155,000	158,703
Series A 5.00%, 7/1/2031	1,170,000	1,164,899

		2,016,867

VIRGINIA — 2.8%
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	338,672
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	2,500,000	2,456,825
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	3,000,000	3,093,990
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,031,795

See accompanying notes to financial statements.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Virginia College Building Authority, Revenue Series A 5.00%, 7/1/2030	$1,625,000	$1,741,269
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	525,195
5.50%, 1/1/2042	1,250,000	1,345,662

		10,533,408

WASHINGTON — 0.5%
Everett Public Facilities District Revenue Series A 5.00%, 12/1/2023	420,000	440,252
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	723,338
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	370,000	371,954
Washington, Health Care Facilities Authority Revenue Series D 6.38%, 10/1/2033	205,000	232,892

		1,768,436

WISCONSIN — 1.8%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	1,000,000	1,040,100
Public Finance Authority:
5.00%, 9/1/2030 (b)	800,000	806,976
Series A 5.13%, 10/1/2045	415,000	415,465
5.25%, 4/1/2030	775,000	784,067
5.88%, 4/1/2045	530,000	522,246
Series A 6.20%, 10/1/2042	325,000	347,432
Series A 7.00%, 5/1/2040	630,000	629,950
Series A 8.63%, 6/1/2047	1,000,000	1,189,810
Wisconsin Health & Educational Facilities Authority Revenue:
4.38%, 6/1/2039	470,000	471,100
5.00%, 6/1/2039	185,000	196,424
5.50%, 5/1/2034	350,000	364,633

		6,768,203

WYOMING — 0.3%
Laramie County, WY, Revenue 5.00%, 5/1/2042	925,000	1,001,692

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $374,637,438)		376,979,809

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (g)(h)(i) (Cost $1,248,760)	1,248,760	1,248,760

TOTAL INVESTMENTS — 98.9% (j)
(Cost $375,886,198)		378,228,569
OTHER ASSETS & LIABILITIES — 1.1%		4,030,493

NET ASSETS — 100.0%		$382,259,062

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	4.92%
	National Public Finance Guarantee Corp.	3.84%
	Assured Guaranty Municipal Corp.	0.80%
	Assured Guaranty Corp.	0.77%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.4% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(e)	Security is currently in default and/or issuer is in bankruptcy
(f)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (Note 2).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.5%
ARIZONA — 0.7%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$295,000	$331,905
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	180,000	205,749

		537,654

CALIFORNIA — 35.3%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 7.05%, 12/1/2044	205,000	272,453
California, Bay Area Toll Authority Revenue 7.04%, 4/1/2050	875,000	1,200,194
California, State General Obligation:
5.70%, 11/1/2021	220,000	260,392
7.30%, 10/1/2039	1,090,000	1,541,718
7.35%, 11/1/2039	595,000	835,279
7.50%, 4/1/2034	1,195,000	1,660,524
7.55%, 4/1/2039	1,930,000	2,789,950
7.60%, 11/1/2040	1,460,000	2,133,323
7.63%, 3/1/2040	850,000	1,244,935
7.70%, 11/1/2030	545,000	669,887
7.95%, 3/1/2036	590,000	714,053
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	125,000	178,155
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	225,000	275,247
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	145,000	173,939
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	250,000	316,800
7.62%, 8/1/2040	135,000	184,657
Los Angeles, CA, Community College District, General Obligation 6.75%, 8/1/2049	550,000	781,539
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	150,000	188,868
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	180,000	215,354
6.17%, 7/1/2040	200,000	225,984
6.57%, 7/1/2045	420,000	551,053
6.60%, 7/1/2050	345,000	470,100
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	125,000	153,860
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	720,000	863,863
5.76%, 7/1/2029	270,000	314,164
6.76%, 7/1/2034	805,000	1,051,185
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	150,000	201,014
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	265,000	321,837
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	190,000	240,189
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	355,000	448,425
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	1,015,000	1,311,908
6.92%, 4/1/2040	320,000	415,715
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	215,000	259,206
6.95%, 11/1/2050	425,000	576,300
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	185,000	220,779
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	330,000	387,400
University of California, Revenue:
5.77%, 5/15/2043	535,000	651,662
5.95%, 5/15/2045	185,000	223,138
6.27%, 5/15/2031	180,000	200,072
6.55%, 5/15/2048	285,000	354,386
6.58%, 5/15/2049	295,000	369,393

		25,448,900

COLORADO — 1.1%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	235,000	300,499
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	160,000	200,350
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	175,000	209,505
Denver, CO, General Obligation 5.65%, 8/1/2030	60,000	68,790

		779,144

CONNECTICUT — 0.8%
Connecticut, State General Obligation 5.63%, 12/1/2029	360,000	428,379
Connecticut, State Special Tax Obligation Revenue 5.46%, 11/1/2030	155,000	180,742

		609,121

DISTRICT OF COLUMBIA — 1.3%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	95,000	115,665

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.59%, 12/1/2034	$225,000	$268,182
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	160,000	191,728
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	250,000	330,490

		906,065

GEORGIA — 3.0%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	1,040,000	1,260,158
6.66%, 4/1/2057	425,000	496,221
7.06%, 4/1/2057	345,000	379,148

		2,135,527

ILLINOIS — 4.8%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	230,000	271,740
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	155,000	191,982
6.85%, 1/1/2038	230,000	252,271
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	260,000	281,762
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	255,000	295,303
Chicago, IL, Water Revenue 6.74%, 11/1/2040	355,000	404,778
Cook County, IL, General Obligation 6.23%, 11/15/2034	290,000	293,729
Illinois, State General Obligation:
6.63%, 2/1/2035	335,000	348,785
6.73%, 4/1/2035	105,000	111,280
7.35%, 7/1/2035	455,000	503,653
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	415,000	506,624

		3,461,907

INDIANA — 0.2%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	115,000	142,707

KANSAS — 0.3%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	190,000	208,312

KENTUCKY — 0.4%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	210,000	271,681

LOUISIANA — 0.5%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	360,000	399,557

MARYLAND — 0.3%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	185,000	231,409

MASSACHUSETTS — 4.4%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	1,080,000	1,180,904
Series D 4.50%, 8/1/2031	270,000	292,359
5.46%, 12/1/2039	720,000	880,466
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	195,000	226,093
5.72%, 8/15/2039	250,000	304,127
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	225,000	265,001

		3,148,950

MICHIGAN — 0.3%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	210,000	243,417

MISSISSIPPI — 0.2%
Mississippi, State General Obligation Series F 5.25%, 11/1/2034	135,000	153,189

MISSOURI — 1.0%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	225,000	264,483
University of Missouri, Revenue:
5.79%, 11/1/2041	125,000	158,544
5.96%, 11/1/2039	240,000	294,897

		717,924

NEVADA — 1.0%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	240,000	328,534
6.88%, 7/1/2042	345,000	385,420

		713,954

NEW JERSEY — 7.2%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	935,000	982,404
6.10%, 12/15/2028	485,000	506,587
6.56%, 12/15/2040	45,000	47,500
6.88%, 12/15/2039	545,000	584,829
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	1,540,000	2,084,282
7.41%, 1/1/2040	575,000	804,287
Rutgers University, Revenue 5.67%, 5/1/2040	155,000	182,691

		5,192,580

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

NEW YORK — 14.6%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	$40,000	$47,960
5.72%, 6/15/2042	165,000	201,609
5.75%, 6/15/2041	515,000	635,556
5.79%, 6/15/2041	205,000	224,774
5.88%, 6/15/2044	290,000	367,572
5.95%, 6/15/2042	180,000	227,340
6.01%, 6/15/2042	495,000	638,793
6.28%, 6/15/2042	5,000	5,719
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	495,000	591,406
5.57%, 11/1/2038	525,000	637,885
6.83%, 7/15/2040	180,000	233,568
New York, NY, General Obligation:
5.21%, 10/1/2031	160,000	176,605
5.52%, 10/1/2037	465,000	551,457
5.85%, 6/1/2040	40,000	49,166
5.99%, 12/1/2036	445,000	538,521
6.25%, 6/1/2035	5,000	5,675
6.27%, 12/1/2037	340,000	432,786
6.65%, 12/1/2031	5,000	5,868
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	165,000	194,629
6.09%, 11/15/2040	235,000	298,234
6.55%, 11/15/2031	25,000	31,634
6.65%, 11/15/2039	285,000	368,790
6.67%, 11/15/2039	210,000	276,774
6.69%, 11/15/2040	80,000	104,866
6.81%, 11/15/2040	295,000	388,580
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	630,000	908,032
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	250,000	289,365
5.39%, 3/15/2040	320,000	377,702
5.50%, 3/15/2030	315,000	364,748
5.60%, 3/15/2040	415,000	504,802
5.63%, 3/15/2039	50,000	58,772
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	480,000	567,475
Series C 5.84%, 3/15/2040	150,000	183,353

		10,490,016

NORTH CAROLINA — 0.0% (a)
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	20,000	22,330

OHIO — 4.2%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	400,000	454,592
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	105,000	121,813
6.05%, 2/15/2043	395,000	467,743
7.50%, 2/15/2050	205,000	278,968
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	435,000	534,611
8.08%, 2/15/2050	605,000	903,059
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	210,000	233,967

		2,994,753

OREGON — 0.1%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	50,000	62,321

PENNSYLVANIA — 2.0%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	60,000	68,878
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	370,000	402,541
5.35%, 5/1/2030	115,000	126,704
5.45%, 2/15/2030	85,000	97,704
Series B 5.85%, 7/15/2030	30,000	33,707
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	310,000	356,810
6.11%, 12/1/2039	280,000	339,898

		1,426,242

SOUTH CAROLINA — 0.4%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	215,000	268,023

TENNESSEE — 0.5%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	175,000	221,399
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	135,000	160,410

		381,809

TEXAS — 9.6%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	215,000	260,855
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	200,000	224,442
5.02%, 12/1/2048	160,000	181,973
6.00%, 12/1/2044	470,000	596,265
6.25%, 12/1/2034	5,000	5,568
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	225,000	282,926

See accompanying notes to financial statements.

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	$265,000	$309,629
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	555,000	765,240
8.91%, 2/1/2030	100,000	118,471
San Antonio, TX, Electric & Gas Revenue 5.72%, 2/1/2041	350,000	429,387
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	400,000	504,696
Texas, State General Obligation:
4.63%, 4/1/2033	660,000	723,895
4.68%, 4/1/2040	465,000	516,875
5.52%, 4/1/2039	200,000	249,134
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	760,000	876,972
University of Texas, Revenue:
4.79%, 8/15/2046	170,000	192,472
5.13%, 8/15/2042	115,000	135,376
5.26%, 7/1/2039	475,000	575,804
Series B 6.28%, 8/15/2041	5,000	5,622

		6,955,602

UTAH — 1.1%
Utah, State General Obligation 4.55%, 7/1/2024	525,000	581,663
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	160,000	201,549

		783,212

VIRGINIA — 0.6%
University of Virginia, Revenue 6.20%, 9/1/2039	170,000	230,590
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	150,000	172,191

		402,781

WASHINGTON — 1.6%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	150,000	182,427
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	155,000	192,484
Washington, State General Obligation:
5.09%, 8/1/2033	295,000	334,831
5.14%, 8/1/2040	85,000	98,984
Series D 5.48%, 8/1/2039	290,000	349,792

		1,158,518

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $73,562,880)		70,247,605

	Shares
SHORT TERM INVESTMENT — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d)(e) (Cost $856,973)	856,973	856,973

TOTAL INVESTMENTS — 98.7% (f)
(Cost $74,419,853)		71,104,578
OTHER ASSETS & LIABILITIES — 1.3%		929,000

NET ASSETS — 100.0%		$72,033,578

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.43%

(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.1%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	13,721,600	$11,094,937
2.00%, 8/21/2035	AUD	3,549,260	3,101,733
2.50%, 9/20/2030	AUD	4,505,600	4,172,884
3.00%, 9/20/2025	AUD	3,261,745	3,064,216
4.00%, 8/20/2020	AUD	11,003,760	10,065,755

			31,499,525

BRAZIL — 4.6%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	3,324,058	1,058,015
6.00%, 8/15/2018	BRL	9,972,173	3,149,860
6.00%, 8/15/2022	BRL	28,586,895	8,991,317
6.00%, 5/15/2023	BRL	7,977,738	2,493,337
6.00%, 8/15/2024	BRL	23,933,214	7,507,937
6.00%, 5/15/2035	BRL	23,002,476	7,262,764
6.00%, 8/15/2040	BRL	4,786,643	1,516,049
6.00%, 5/15/2055	BRL	11,434,758	3,631,837

			35,611,116

CANADA — 4.6%
Government of Canada:
1.25%, 12/1/2047	CAD	1,177,175	1,130,038
1.50%, 12/1/2044	CAD	4,585,224	4,607,995
2.00%, 12/1/2041	CAD	3,971,555	4,341,782
3.00%, 12/1/2036	CAD	7,627,928	9,294,409
4.00%, 12/1/2031	CAD	5,144,374	6,545,875
4.25%, 12/1/2021	CAD	2,278,665	2,403,673
4.25%, 12/1/2026	CAD	5,819,729	6,898,880

			35,222,652

CHILE — 4.3%
Republic of Chile:
3.00%, 5/1/2017	CLP	1,873,722,001	3,057,902
3.00%, 7/1/2017	CLP	3,447,648,480	5,650,751
3.00%, 1/1/2018	CLP	1,124,233,200	1,855,293
3.00%, 1/1/2024	CLP	2,023,619,760	3,503,435
3.00%, 3/1/2028	CLP	2,498,296,000	4,402,912
3.00%, 1/1/2030	CLP	6,445,603,682	11,470,520
3.00%, 1/1/2044	CLP	1,636,383,880	3,096,062

			33,036,875

FRANCE — 14.9%
Republic of France:
0.10%, 3/1/2025	EUR	4,468,557	5,167,335
0.25%, 7/25/2018	EUR	12,870,059	14,909,654
0.25%, 7/25/2024	EUR	3,511,859	4,148,540
0.70%, 7/25/2030 (a)	EUR	6,129,585	7,541,226
1.00%, 7/25/2017	EUR	12,955,302	15,088,981
1.10%, 7/25/2022	EUR	6,141,550	7,664,721
1.30%, 7/25/2019	EUR	3,743,110	4,563,399
1.80%, 7/25/2040	EUR	4,705,242	7,120,997
2.25%, 7/25/2020	EUR	19,564,160	25,261,190
3.15%, 7/25/2032	EUR	7,557,351	12,788,398
3.40%, 7/25/2029	EUR	6,342,356	10,502,233

			114,756,674

GERMANY — 4.7%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	10,349,769	12,292,228
0.50%, 4/15/2030	EUR	2,911,053	3,651,202
0.75%, 4/15/2018	EUR	6,709,185	7,782,611
1.75%, 4/15/2020	EUR	9,880,020	12,394,265

			36,120,306

ISRAEL — 4.4%
State of Israel:
0.10%, 10/31/2016	ILS	8,441,172	2,272,228
1.75%, 9/29/2023	ILS	21,675,653	6,268,094
2.75%, 8/30/2041	ILS	15,506,430	5,217,195
4.00%, 7/30/2021	ILS	36,374,660	11,901,330
4.00%, 7/31/2024	ILS	24,593,639	8,393,546

			34,052,393

ITALY — 10.4%
Republic of Italy:
1.70%, 9/15/2018	EUR	1,418,256	1,661,520
2.10%, 9/15/2016	EUR	2,252,775	2,571,036
2.10%, 9/15/2017	EUR	4,192,596	4,899,606
2.35%, 9/15/2019	EUR	11,924,653	14,379,922
2.35%, 9/15/2024 (a)	EUR	15,004,747	18,409,744
2.35%, 9/15/2035	EUR	3,234,330	4,026,043
2.55%, 9/15/2041	EUR	544,360	682,317
2.60%, 9/15/2023	EUR	13,041,942	16,317,231
3.10%, 9/15/2026	EUR	13,336,634	17,483,895

			80,431,314

JAPAN — 4.7%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	1,563,480,000	13,645,392
0.10%, 3/10/2024	JPY	1,664,172,000	14,544,590
1.40%, 6/10/2018	JPY	890,010,000	8,076,751

			36,266,733

MEXICO — 4.5%
United Mexican States:
2.00%, 6/9/2022	MXN	178,091,055	10,941,579
2.50%, 12/10/2020	MXN	73,347,131	4,741,216
3.50%, 12/14/2017	MXN	52,767,720	3,575,849
4.00%, 6/13/2019	MXN	21,107,088	1,457,389
4.00%, 11/8/2046	MXN	27,703,053	1,911,527
4.50%, 11/22/2035	MXN	159,622,353	11,759,621

			34,387,181

POLAND — 2.7%
Republic of Poland:
2.75%, 8/25/2023	PLN	29,296,360	8,568,692
3.00%, 8/24/2016	PLN	45,402,104	12,416,194

			20,984,886

SOUTH AFRICA — 4.4%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	126,415,541	10,690,884
2.50%, 1/31/2017	ZAR	86,892,568	7,372,705
2.50%, 3/31/2046	ZAR	37,423,018	3,354,735
2.50%, 12/31/2050	ZAR	40,835,795	3,799,631

See accompanying notes to financial statements.

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

3.45%, 12/7/2033	ZAR	85,577,199	$8,830,504

			34,048,459

SOUTH KOREA — 3.1%
Republic of South Korea:
1.13%, 6/10/2023	KRW	8,033,352,000	6,933,148
2.75%, 3/10/2017	KRW	994,680,000	911,975
2.75%, 6/10/2020	KRW	16,899,745,000	16,202,544

			24,047,667

SWEDEN — 4.0%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	26,157,118	3,367,981
0.50%, 6/1/2017	SEK	43,929,563	5,474,685
1.00%, 6/1/2025	SEK	35,631,775	4,932,430
3.50%, 12/1/2028	SEK	58,060,675	10,590,961
4.00%, 12/1/2020	SEK	43,121,936	6,594,514

			30,960,571

TURKEY — 4.6%
Republic of Turkey:
2.00%, 10/26/2022	TRY	26,447,274	9,491,995
2.00%, 9/18/2024	TRY	6,610,018	2,342,745
2.80%, 11/8/2023	TRY	8,708,018	3,299,230
3.00%, 2/23/2022	TRY	29,719,909	11,387,640
3.50%, 2/20/2019	TRY	2,548,370	986,435
4.00%, 4/1/2020	TRY	19,018,848	7,560,684

			35,068,729

UNITED KINGDOM — 19.1%
United Kingdom Treasury Bond:
0.13%, 11/22/2019	GBP	2,116,994	3,539,149
0.13%, 3/22/2024	GBP	1,702,640	2,894,238
0.25%, 3/22/2052	GBP	4,263,080	9,413,855
0.38%, 3/22/2062	GBP	1,093,890	2,867,894
0.50%, 3/22/2050	GBP	6,044,300	14,043,027
0.63%, 11/22/2042	GBP	3,581,831	7,869,226
0.75%, 3/22/2034	GBP	4,443,360	8,978,977
0.75%, 11/22/2047	GBP	3,724,890	8,932,896
1.13%, 11/22/2037	GBP	1,594,439	3,621,941
1.25%, 11/22/2017	GBP	2,396,934	4,026,109
1.25%, 11/22/2027	GBP	4,519,586	8,918,351
1.25%, 11/22/2032	GBP	3,178,114	6,833,468
1.25%, 11/22/2055	GBP	5,033,250	15,415,218
1.88%, 11/22/2022	GBP	5,017,440	9,584,324
2.00%, 1/26/2035	GBP	4,442,973	10,803,982
2.50%, 4/16/2020	GBP	3,094,047	5,689,544
4.13%, 7/22/2030	GBP	8,563,658	23,436,699

			146,868,898

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $796,978,139)			763,363,979

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c)(d) (Cost $805,356)		805,356	805,356

TOTAL INVESTMENTS — 99.2% (e)
(Cost $797,783,495)			764,169,335
OTHER ASSETS & LIABILITIES — 0.8%			5,826,745

NET ASSETS — 100.0%			$769,996,080

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.4% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (Note 2).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.1%
AUSTRALIA — 3.8%
Commonwealth of Australia:
4.25%, 7/21/2017	AUD	2,950,000	$2,368,334
5.50%, 1/21/2018	AUD	3,950,000	3,296,659
6.00%, 2/15/2017	AUD	2,445,000	1,999,170

			7,664,163

AUSTRIA — 3.8%
Republic of Austria:
3.20%, 2/20/2017 (a)	EUR	1,350,000	1,586,914
4.00%, 9/15/2016 (a)	EUR	1,900,000	2,223,295
4.30%, 9/15/2017 (a)	EUR	1,200,000	1,467,535
4.65%, 1/15/2018 (a)	EUR	1,900,000	2,373,316

			7,651,060

BELGIUM — 4.5%
Kingdom of Belgium:
3.25%, 9/28/2016 (a)	EUR	1,650,000	1,915,993
3.50%, 6/28/2017 (a)	EUR	1,700,000	2,031,412
4.00%, 3/28/2017 (a)	EUR	1,325,000	1,583,605
4.00%, 3/28/2018 (a)	EUR	1,690,000	2,093,517
5.50%, 9/28/2017 (a)	EUR	1,100,000	1,381,286

			9,005,813

CANADA — 4.6%
Government of Canada:
0.25%, 5/1/2017	CAD	375,000	299,144
1.00%, 8/1/2016	CAD	1,300,000	1,046,373
1.00%, 11/1/2016	CAD	1,050,000	846,468
1.25%, 8/1/2017	CAD	250,000	203,402
1.25%, 2/1/2018	CAD	1,000,000	816,661
1.25%, 3/1/2018	CAD	250,000	204,419
1.50%, 2/1/2017	CAD	1,400,000	1,139,333
1.50%, 3/1/2017	CAD	1,000,000	814,762
1.50%, 9/1/2017	CAD	1,425,000	1,166,663
2.75%, 9/1/2016	CAD	1,000,000	821,459
4.00%, 6/1/2017	CAD	1,000,000	854,940
4.25%, 6/1/2018	CAD	1,000,000	888,149

			9,101,773

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
6.00%, 8/1/2016	CLP	60,000,000	96,575
6.00%, 6/1/2017	CLP	75,000,000	122,861

			219,436

CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	8,000,000	328,724
0.85%, 3/17/2018	CZK	1,500,000	62,312
4.00%, 4/11/2017	CZK	13,800,000	603,318

			994,354

DENMARK — 1.3%
Kingdom of Denmark:
2.50%, 11/15/2016	DKK	8,150,000	1,264,256
4.00%, 11/15/2017	DKK	8,250,000	1,354,527

			2,618,783

FINLAND — 1.0%
Finland Government Bond:
1.88%, 4/15/2017 (a)	EUR	900,000	1,040,384
3.88%, 9/15/2017 (a)	EUR	800,000	971,131

			2,011,515

FRANCE — 5.7%
French Treasury Note:
Zero Coupon, 2/25/2018 (b)	EUR	1,000,000	1,116,107
1.00%, 7/25/2017	EUR	900,000	1,026,540
1.75%, 2/25/2017	EUR	1,100,000	1,264,244
2.50%, 7/25/2016	EUR	1,500,000	1,718,765
Republic of France:
0.25%, 11/25/2016	EUR	450,000	504,323
1.00%, 5/25/2018	EUR	650,000	746,110
3.75%, 4/25/2017	EUR	1,500,000	1,790,116
4.00%, 4/25/2018	EUR	500,000	620,665
4.25%, 10/25/2017	EUR	1,350,000	1,656,657
5.00%, 10/25/2016	EUR	800,000	952,021

			11,395,548

GERMANY — 5.3%
Bundesschatzanweisungen:
Zero Coupon, 9/16/2016 (b)	EUR	1,050,000	1,173,498
Zero Coupon, 3/10/2017 (b)	EUR	465,000	520,165
Federal Republic of Germany:
Zero Coupon, 12/16/2016 (b)(c)	EUR	300,000	335,430
0.25%, 4/13/2018	EUR	800,000	902,466
0.50%, 4/7/2017	EUR	710,000	801,445
0.50%, 10/13/2017	EUR	650,000	736,245
0.50%, 2/23/2018	EUR	675,000	766,029
0.75%, 2/24/2017	EUR	600,000	679,490
1.25%, 10/14/2016	EUR	600,000	681,489
3.75%, 1/4/2017	EUR	1,000,000	1,181,877
4.00%, 7/4/2016	EUR	925,000	1,074,829
4.00%, 1/4/2018	EUR	675,000	831,671
4.25%, 7/4/2017	EUR	750,000	910,833

			10,595,467

HONG KONG — 0.4%
Hong Kong Government Bond Programme:
0.83%, 11/6/2017	HKD	750,000	97,430
0.97%, 12/8/2016	HKD	500,000	65,142
1.02%, 4/10/2017	HKD	4,650,000	606,833

			769,405

IRELAND — 0.6%
Ireland Government Bond 5.50%, 10/18/2017	EUR	1,000,000	1,250,253

ISRAEL — 1.3%
Israel Government Bond — Fixed:
1.25%, 10/31/2017	ILS	2,025,000	545,961
4.00%, 1/31/2018	ILS	2,000,000	577,480
4.25%, 8/31/2016	ILS	1,975,000	548,671

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

5.50%, 2/28/2017	ILS	3,000,000	$864,528

			2,536,640

ITALY — 5.7%
Italy Buoni Poliennali Del Tesoro:
0.75%, 1/15/2018	EUR	1,500,000	1,678,227
1.15%, 5/15/2017	EUR	750,000	846,913
Italy Certificati di Credito del Tesoro Zero Coupon, 2/27/2017 (b)	EUR	450,000	497,817
Republic of Italy:
Zero Coupon, 8/30/2016 (b)(c)	EUR	1,000,000	1,110,533
1.50%, 12/15/2016	EUR	450,000	509,681
2.75%, 11/15/2016	EUR	1,000,000	1,151,158
3.50%, 11/1/2017	EUR	700,000	833,444
3.75%, 8/1/2016	EUR	650,000	751,536
4.00%, 2/1/2017	EUR	1,100,000	1,295,358
4.50%, 2/1/2018	EUR	450,000	551,362
4.75%, 9/15/2016	EUR	525,000	616,199
4.75%, 5/1/2017	EUR	600,000	721,155
4.75%, 6/1/2017	EUR	600,000	723,272

			11,286,655

JAPAN — 23.1%
Government of Japan 2 Year Bond:
0.10%, 9/15/2016	JPY	330,000,000	2,700,134
0.10%, 10/15/2016	JPY	300,000,000	2,454,861
0.10%, 11/15/2016	JPY	300,000,000	2,455,082
0.10%, 12/15/2016	JPY	325,000,000	2,659,882
0.10%, 1/15/2017	JPY	300,000,000	2,455,447
0.10%, 3/15/2017	JPY	130,000,000	1,064,216
0.10%, 4/15/2017	JPY	400,000,000	3,274,806
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	400,000,000	3,275,871
0.10%, 3/20/2018	JPY	225,000,000	1,843,025
0.20%, 3/20/2017	JPY	150,000,000	1,230,063
0.20%, 6/20/2017	JPY	330,000,000	2,707,537
0.20%, 9/20/2017	JPY	200,000,000	1,641,304
0.20%, 12/20/2017	JPY	400,000,000	3,283,913
0.30%, 9/20/2016	JPY	150,000,000	1,230,337
0.30%, 3/20/2017	JPY	310,000,000	2,546,487
0.30%, 6/20/2018	JPY	500,000,000	4,120,488
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	65,000,000	533,544
1.70%, 9/20/2016	JPY	280,000,000	2,335,690
1.70%, 9/20/2017	JPY	250,000,000	2,119,501
1.40%, 3/20/2018	JPY	250,000,000	2,119,658

			46,051,846

LATVIA — 0.1%
Republic of Latvia 5.50%, 3/5/2018	EUR	100,000	126,999

LITHUANIA — 0.1%
Lithuania Government International Bond 4.85%, 2/7/2018	EUR	215,000	267,813

MALAYSIA — 2.9%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	2,750,000	729,871
3.31%, 10/31/2017	MYR	5,950,000	1,579,323
3.39%, 3/15/2017	MYR	1,800,000	479,239
Malaysia Government Investment Issue:
3.39%, 7/22/2016	MYR	3,275,000	870,475
3.51%, 5/15/2018	MYR	1,500,000	397,970
3.68%, 11/23/2017	MYR	6,400,000	1,705,962

			5,762,840

MEXICO — 2.8%
Mexican Bonos:
4.75%, 6/14/2018	MXN	24,000,000	1,535,791
5.00%, 6/15/2017	MXN	14,000,000	907,302
7.25%, 12/15/2016	MXN	19,100,000	1,275,603
7.75%, 12/14/2017	MXN	28,300,000	1,947,509

			5,666,205

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2018 (a)(b)(c)	EUR	740,000	826,432
0.50%, 4/15/2017	EUR	1,450,000	1,635,520
1.25%, 1/15/2018 (a)	EUR	1,700,000	1,960,681
2.50%, 1/15/2017 (a)	EUR	1,550,000	1,798,973
4.00%, 7/15/2016 (a)	EUR	1,000,000	1,162,919
4.50%, 7/15/2017 (a)	EUR	1,400,000	1,709,084

			9,093,609

NEW ZEALAND — 0.7%
New Zealand Government Bond 6.00%, 12/15/2017	NZD	1,820,000	1,321,846

NORWAY — 0.7%
Norway Government Bond 4.25%, 5/19/2017 (a)	NOK	9,950,000	1,346,080

POLAND — 2.2%
Poland Government Bond:
Zero Coupon, 7/25/2016 (b)	PLN	2,050,000	534,828
Zero Coupon, 7/25/2017 (b)(c)	PLN	1,250,000	319,270
3.75%, 4/25/2018	PLN	2,500,000	692,188
4.75%, 10/25/2016	PLN	4,000,000	1,103,705
4.75%, 4/25/2017	PLN	2,000,000	558,111
5.25%, 10/25/2017	PLN	4,050,000	1,154,591

			4,362,693

SINGAPORE — 1.1%
Government of Singapore 3.75%, 9/1/2016	SGD	1,300,000	997,326
Singapore Government Bond:
0.50%, 4/1/2018	SGD	675,000	492,377

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

2.38%, 4/1/2017	SGD	1,000,000	$761,619

			2,251,322

SLOVAKIA — 0.5%
Slovakia Government Bond 4.63%, 1/19/2017	EUR	500,000	595,555
Slovakia Government International Bond 4.38%, 5/15/2017	EUR	300,000	360,800

			956,355

SLOVENIA — 0.4%
Slovenia Government Bond 1.75%, 10/9/2017	EUR	250,000	285,861
Slovenia Government International Bond 4.70%, 11/1/2016 (a)	EUR	400,000	471,137

			756,998

SOUTH AFRICA — 0.6%
South Africa Government Bond:
8.25%, 9/15/2017	ZAR	11,760,000	988,740
13.50%, 9/15/2016	ZAR	3,200,000	283,255

			1,271,995

SOUTH KOREA — 4.5%
Korea Treasury Bond:
2.00%, 12/10/2017	KRW	2,705,000,000	2,438,290
2.75%, 6/10/2017	KRW	2,625,000,000	2,399,294
3.00%, 12/10/2016	KRW	3,425,000,000	3,128,254
3.50%, 3/10/2017	KRW	1,150,000,000	1,061,616

			9,027,454

SPAIN — 4.5%
Kingdom of Spain:
0.50%, 10/31/2017	EUR	1,000,000	1,113,554
2.10%, 4/30/2017	EUR	1,350,000	1,550,922
3.30%, 7/30/2016	EUR	925,000	1,065,314
3.80%, 1/31/2017 (a)	EUR	1,000,000	1,175,459
4.25%, 10/31/2016	EUR	1,775,000	2,083,868
4.50%, 1/31/2018	EUR	1,200,000	1,469,971
5.50%, 7/30/2017 (a)	EUR	475,000	584,537

			9,043,625

SWEDEN — 1.2%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	7,950,000	991,300
3.75%, 8/12/2017	SEK	10,040,000	1,312,974

			2,304,274

SWITZERLAND — 1.4%
Switzerland Government Bond:
2.00%, 10/12/2016	CHF	250,000	277,700
3.00%, 1/8/2018	CHF	2,170,000	2,552,081

			2,829,781

THAILAND — 1.5%
Thailand Government Bond:
3.25%, 6/16/2017	THB	74,500,000	2,276,543
4.13%, 11/18/2016	THB	20,000,000	612,813

			2,889,356

TURKEY — 1.1%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	2,450,000	848,675
8.20%, 7/13/2016	TRY	1,000,000	367,301
8.20%, 11/16/2016	TRY	550,000	201,810
9.00%, 3/8/2017	TRY	2,250,000	833,147

			2,250,933

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	1,025,000	1,620,932
1.75%, 1/22/2017	GBP	1,070,000	1,713,768
4.00%, 9/7/2016	GBP	1,025,000	1,678,449
5.00%, 3/7/2018	GBP	1,250,000	2,184,835
8.75%, 8/25/2017	GBP	1,000,000	1,846,961

			9,044,945

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $208,378,297)			193,727,834

	Shares
SHORT TERM INVESTMENT — 1.1%
MONEY MARKET FUND — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)(f) (Cost $2,234,629)		2,234,629	2,234,629

TOTAL INVESTMENTS — 98.2% (g)
(Cost $210,612,926)			195,962,463
OTHER ASSETS & LIABILITIES — 1.8%			3,628,206

NET ASSETS — 100.0%			$199,590,669

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 14.9% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Non-income producing security
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

At June 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Bank of America, N.A.	USD	2,186,337	RUB	121,000,000	07/31/2015	$(35,254)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.0%
AUSTRALIA — 3.6%
Commonwealth of Australia:
1.75%, 11/21/2020	AUD	1,000,000	$741,885
2.75%, 10/21/2019	AUD	2,700,000	2,120,343
2.75%, 4/21/2024	AUD	4,750,000	3,601,490
3.25%, 10/21/2018	AUD	3,000,000	2,391,896
3.25%, 4/21/2025	AUD	4,000,000	3,134,599
3.25%, 4/21/2029	AUD	2,495,000	1,904,768
3.75%, 4/21/2037	AUD	1,800,000	1,406,859
4.25%, 7/21/2017	AUD	4,465,000	3,584,613
4.25%, 4/21/2026	AUD	3,000,000	2,549,802
4.50%, 4/15/2020	AUD	4,720,000	3,988,420
4.50%, 4/21/2033	AUD	2,700,000	2,354,472
4.75%, 4/21/2027	AUD	2,700,000	2,401,368
5.25%, 3/15/2019 (a)	AUD	4,770,000	4,073,117
5.50%, 1/21/2018	AUD	4,500,000	3,755,688
5.50%, 4/21/2023	AUD	4,250,000	3,884,679
5.75%, 5/15/2021	AUD	3,000,000	2,714,387
5.75%, 7/15/2022	AUD	1,950,000	1,792,093
5.75%, 7/15/2022	AUD	2,050,000	1,883,995
6.00%, 2/15/2017	AUD	4,500,000	3,679,455

			51,963,929

AUSTRIA — 3.3%
Republic of Austria:
0.25%, 10/18/2019	EUR	1,250,000	1,397,875
1.15%, 10/19/2018 (b)	EUR	1,550,000	1,793,983
1.65%, 10/21/2024 (b)	EUR	1,790,000	2,106,416
1.75%, 10/20/2023 (b)	EUR	1,750,000	2,088,141
1.95%, 6/18/2019 (b)	EUR	1,450,000	1,733,985
2.40%, 5/23/2034 (b)	EUR	1,000,000	1,254,114
3.15%, 6/20/2044 (b)	EUR	1,200,000	1,738,954
3.20%, 2/20/2017 (b)	EUR	2,100,000	2,468,533
3.40%, 11/22/2022 (b)	EUR	2,000,000	2,661,423
3.50%, 9/15/2021 (b)	EUR	2,950,000	3,895,556
3.65%, 4/20/2022 (b)	EUR	1,725,000	2,313,967
3.65%, 4/20/2022 (b)	EUR	25,000	33,536
3.80%, 1/26/2062 (b)	EUR	700,000	1,235,628
3.90%, 7/15/2020 (b)	EUR	2,780,000	3,659,990
4.00%, 9/15/2016 (b)	EUR	1,600,000	1,872,248
4.15%, 3/15/2037 (b)	EUR	2,400,000	3,871,613
4.30%, 9/15/2017 (b)	EUR	2,000,000	2,445,892
4.35%, 3/15/2019 (b)	EUR	2,000,000	2,581,690
4.65%, 1/15/2018 (b)	EUR	2,500,000	3,122,785
4.85%, 3/15/2026 (b)	EUR	1,800,000	2,741,781
6.25%, 7/15/2027	EUR	1,520,000	2,632,151

			47,650,261

BELGIUM — 4.5%
Kingdom of Belgium:
0.80%, 6/22/2025 (b)	EUR	1,600,000	1,712,704
1.00%, 6/22/2031 (b)	EUR	800,000	793,796
1.25%, 6/22/2018	EUR	2,000,000	2,311,965
2.25%, 6/22/2023	EUR	2,330,000	2,866,183
2.60%, 6/22/2024 (b)	EUR	2,500,000	3,152,712
3.00%, 9/28/2019	EUR	2,100,000	2,613,649
3.00%, 6/22/2034 (b)	EUR	1,000,000	1,317,969
3.25%, 9/28/2016 (b)	EUR	2,275,000	2,641,748
3.50%, 6/28/2017 (b)	EUR	2,175,000	2,599,012
3.75%, 9/28/2020 (b)	EUR	3,200,000	4,196,515
3.75%, 6/22/2045	EUR	1,200,000	1,808,063
4.00%, 3/28/2017 (b)	EUR	1,600,000	1,912,277
4.00%, 3/28/2018 (b)	EUR	2,000,000	2,477,535
4.00%, 3/28/2019	EUR	2,000,000	2,553,292
4.00%, 3/28/2022	EUR	2,575,000	3,507,518
4.00%, 3/28/2032	EUR	1,400,000	2,063,877
4.25%, 9/28/2021 (b)	EUR	2,600,000	3,557,186
4.25%, 9/28/2022	EUR	2,670,000	3,712,901
4.25%, 3/28/2041 (b)	EUR	2,400,000	3,864,816
4.50%, 3/28/2026 (b)	EUR	1,550,000	2,285,915
5.00%, 3/28/2035 (b)	EUR	3,300,000	5,563,552
5.50%, 9/28/2017 (b)	EUR	1,550,000	1,946,357
5.50%, 3/28/2028	EUR	3,245,000	5,284,154

			64,743,696

CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,000,000	908,983
Government of Canada:
0.25%, 5/1/2017	CAD	700,000	558,402
1.00%, 8/1/2016	CAD	3,800,000	3,058,628
1.00%, 11/1/2016	CAD	2,100,000	1,692,935
1.25%, 8/1/2017	CAD	2,650,000	2,156,063
1.25%, 2/1/2018	CAD	1,250,000	1,020,826
1.25%, 3/1/2018	CAD	2,500,000	2,044,195
1.25%, 9/1/2018	CAD	2,600,000	2,132,523
1.50%, 2/1/2017	CAD	2,225,000	1,810,725
1.50%, 3/1/2017	CAD	2,650,000	2,159,120
1.50%, 9/1/2017	CAD	2,500,000	2,046,778
1.50%, 3/1/2020	CAD	2,300,000	1,899,579
1.50%, 6/1/2023	CAD	3,200,000	2,568,074
1.75%, 3/1/2019	CAD	2,600,000	2,173,362
1.75%, 9/1/2019	CAD	2,200,000	1,840,585
2.25%, 6/1/2025	CAD	2,725,000	2,295,116
2.50%, 6/1/2024	CAD	3,000,000	2,582,146
2.75%, 9/1/2016	CAD	2,800,000	2,300,084
2.75%, 6/1/2022	CAD	3,000,000	2,636,069
2.75%, 12/1/2048	CAD	800,000	704,188
3.25%, 6/1/2021	CAD	2,350,000	2,119,075
3.50%, 6/1/2020	CAD	3,000,000	2,702,343
3.50%, 12/1/2045	CAD	3,200,000	3,229,605
3.75%, 6/1/2019	CAD	3,625,000	3,253,194
4.00%, 6/1/2017	CAD	1,800,000	1,538,892
4.00%, 6/1/2041	CAD	3,150,000	3,342,288
4.25%, 6/1/2018	CAD	1,750,000	1,554,261
5.00%, 6/1/2037	CAD	2,700,000	3,175,055
5.75%, 6/1/2029	CAD	2,300,000	2,681,077
5.75%, 6/1/2033	CAD	2,100,000	2,571,657
8.00%, 6/1/2027	CAD	1,000,000	1,327,919

			66,083,747

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos 6.00%, 3/1/2022	CLP	400,000,000	684,791

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

Chile Government International Bond 5.50%, 8/5/2020	CLP	170,000,000	$283,701

			968,492

CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
0.85%, 3/17/2018	CZK	21,000,000	872,368
1.50%, 10/29/2019	CZK	39,300,000	1,680,557
2.40%, 9/17/2025	CZK	8,000,000	362,692
2.50%, 8/25/2028	CZK	15,000,000	675,645
3.75%, 9/12/2020	CZK	7,650,000	364,441
3.85%, 9/29/2021	CZK	10,500,000	514,015
4.20%, 12/4/2036	CZK	5,000,000	278,760
4.85%, 11/26/2057	CZK	3,000,000	193,563
5.00%, 4/11/2019	CZK	39,500,000	1,898,900
5.70%, 5/25/2024	CZK	20,000,000	1,144,632

			7,985,573

DENMARK — 1.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	12,750,000	2,019,037
1.75%, 11/15/2025	DKK	9,500,000	1,521,957
2.50%, 11/15/2016	DKK	10,950,000	1,698,602
3.00%, 11/15/2021	DKK	19,400,000	3,364,536
4.00%, 11/15/2017	DKK	12,000,000	1,970,220
4.00%, 11/15/2019	DKK	20,400,000	3,561,781
4.50%, 11/15/2039	DKK	25,300,000	5,916,375
7.00%, 11/10/2024	DKK	5,400,000	1,254,438

			21,306,946

FINLAND — 1.2%
Finland Government Bond:
0.38%, 9/15/2020 (b)	EUR	250,000	279,889
0.75%, 4/15/2031 (b)	EUR	300,000	298,861
1.13%, 9/15/2018 (b)	EUR	2,800,000	3,237,312
1.50%, 4/15/2023 (b)	EUR	250,000	293,879
1.63%, 9/15/2022 (b)	EUR	825,000	981,475
1.88%, 4/15/2017 (b)	EUR	1,000,000	1,155,983
2.00%, 4/15/2024 (b)	EUR	1,975,000	2,403,343
2.63%, 7/4/2042 (b)	EUR	750,000	1,018,574
2.75%, 7/4/2028 (b)	EUR	1,650,000	2,153,382
3.38%, 4/15/2020 (b)	EUR	3,750,000	4,801,427
4.00%, 7/4/2025 (b)	EUR	800,000	1,143,766

			17,767,891

FRANCE — 6.2%
French Treasury Note:
1.00%, 7/25/2017	EUR	2,000,000	2,281,200
1.75%, 2/25/2017	EUR	3,600,000	4,137,526
2.50%, 7/25/2016	EUR	1,490,000	1,707,306
Republic of France:
Zero Coupon, 5/25/2020 (c)	EUR	750,000	822,112
0.25%, 11/25/2016	EUR	3,525,000	3,950,531
0.50%, 11/25/2019	EUR	1,750,000	1,973,443
0.50%, 5/25/2025	EUR	1,000,000	1,042,722
1.00%, 5/25/2018	EUR	1,900,000	2,180,938
1.00%, 11/25/2018	EUR	1,700,000	1,957,234
1.00%, 5/25/2019	EUR	1,700,000	1,958,139
1.75%, 5/25/2023	EUR	3,000,000	3,573,373
1.75%, 11/25/2024	EUR	2,250,000	2,651,852
2.25%, 10/25/2022	EUR	1,900,000	2,344,589
2.25%, 5/25/2024	EUR	3,050,000	3,755,404
2.50%, 10/25/2020	EUR	2,600,000	3,219,057
2.50%, 5/25/2030	EUR	2,000,000	2,463,157
2.75%, 10/25/2027	EUR	2,400,000	3,050,515
3.00%, 4/25/2022	EUR	2,500,000	3,223,403
3.25%, 10/25/2021	EUR	3,000,000	3,901,382
3.25%, 5/25/2045	EUR	1,000,000	1,370,695
3.50%, 4/25/2020	EUR	2,500,000	3,211,648
3.50%, 4/25/2026	EUR	1,250,000	1,700,149
3.75%, 4/25/2017	EUR	1,350,000	1,611,104
3.75%, 10/25/2019	EUR	2,000,000	2,568,445
3.75%, 4/25/2021	EUR	2,000,000	2,648,453
4.00%, 10/25/2038	EUR	2,000,000	3,043,548
4.00%, 4/25/2060	EUR	1,300,000	2,116,843
4.25%, 10/25/2017	EUR	2,000,000	2,454,306
4.25%, 10/25/2018	EUR	2,000,000	2,541,642
4.25%, 4/25/2019	EUR	250,000	322,561
4.25%, 10/25/2023	EUR	2,750,000	3,886,931
4.50%, 4/25/2041	EUR	1,850,000	3,056,212
4.75%, 4/25/2035	EUR	1,600,000	2,619,258
5.00%, 10/25/2016	EUR	1,500,000	1,785,039
5.50%, 4/25/2029	EUR	2,900,000	4,801,152
6.00%, 10/25/2025	EUR	100,000	163,556

			90,095,425

GERMANY — 5.0%
Federal Republic of Germany:
Zero Coupon, 12/16/2016 (c)	EUR	1,100,000	1,229,911
0.25%, 4/13/2018	EUR	1,000,000	1,128,083
0.25%, 10/11/2019	EUR	1,050,000	1,183,504
0.50%, 4/7/2017	EUR	2,200,000	2,483,351
0.50%, 10/13/2017	EUR	1,700,000	1,925,564
0.50%, 2/23/2018	EUR	2,640,000	2,996,023
0.50%, 4/12/2019	EUR	1,000,000	1,138,579
0.50%, 2/15/2025	EUR	1,200,000	1,303,427
0.75%, 2/24/2017	EUR	2,120,000	2,400,866
1.00%, 10/12/2018	EUR	1,200,000	1,387,366
1.00%, 2/22/2019	EUR	1,000,000	1,158,467
1.00%, 8/15/2024	EUR	1,200,000	1,369,942
1.25%, 10/14/2016	EUR	750,000	851,862
1.50%, 9/4/2022	EUR	1,300,000	1,558,977
1.50%, 2/15/2023	EUR	1,100,000	1,318,019
1.50%, 5/15/2023	EUR	1,750,000	2,096,319
1.50%, 5/15/2024	EUR	1,700,000	2,029,003
1.75%, 7/4/2022	EUR	2,200,000	2,681,436
1.75%, 2/15/2024	EUR	1,700,000	2,073,155
2.00%, 1/4/2022	EUR	1,400,000	1,728,940
2.00%, 8/15/2023	EUR	1,600,000	1,988,267
2.25%, 9/4/2021	EUR	1,500,000	1,874,229
2.50%, 1/4/2021	EUR	1,500,000	1,883,304
2.50%, 7/4/2044	EUR	1,250,000	1,698,375
2.50%, 8/15/2046	EUR	650,000	886,935
3.00%, 7/4/2020	EUR	1,875,000	2,388,914
3.25%, 1/4/2020	EUR	750,000	956,627
3.25%, 7/4/2021	EUR	1,530,000	2,011,065

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

3.25%, 7/4/2042	EUR	1,000,000	$1,529,206
3.50%, 7/4/2019	EUR	2,000,000	2,544,008
3.75%, 1/4/2017	EUR	1,200,000	1,418,252
4.00%, 7/4/2016	EUR	2,350,000	2,730,645
4.00%, 1/4/2018	EUR	800,000	985,684
4.00%, 1/4/2037	EUR	2,000,000	3,250,834
4.25%, 7/4/2017	EUR	2,090,000	2,538,189
4.25%, 7/4/2039	EUR	650,000	1,121,673
4.75%, 7/4/2034	EUR	1,500,000	2,599,022
4.75%, 7/4/2040	EUR	525,000	976,699
5.50%, 1/4/2031	EUR	1,550,000	2,756,066
5.63%, 1/4/2028	EUR	900,000	1,542,215
6.50%, 7/4/2027	EUR	450,000	814,047

			72,537,050

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.97%, 12/8/2016	HKD	3,350,000	436,451
1.02%, 4/10/2017	HKD	1,700,000	221,853
1.10%, 1/17/2023	HKD	2,500,000	309,493
1.47%, 2/20/2019	HKD	6,500,000	856,392

			1,824,189

IRELAND — 1.6%
Ireland Government Bond:
2.00%, 2/18/2045	EUR	1,000,000	973,222
2.40%, 5/15/2030	EUR	1,000,000	1,153,066
3.40%, 3/18/2024	EUR	3,700,000	4,756,999
3.90%, 3/20/2023	EUR	3,875,000	5,143,985
4.40%, 6/18/2019	EUR	2,870,000	3,699,379
4.50%, 10/18/2018	EUR	2,400,000	3,042,311
5.50%, 10/18/2017	EUR	500,000	625,126
5.90%, 10/18/2019	EUR	3,000,000	4,097,894

			23,491,982

ISRAEL — 0.8%
Israel Government Bond — Fixed:
2.25%, 5/31/2019	ILS	4,000,000	1,112,384
3.75%, 3/31/2024	ILS	7,950,000	2,336,799
4.00%, 1/31/2018	ILS	9,250,000	2,670,845
4.25%, 8/31/2016	ILS	3,900,000	1,083,451
4.25%, 3/31/2023	ILS	5,400,000	1,645,147
5.00%, 1/31/2020	ILS	4,500,000	1,394,802
5.50%, 1/31/2042	ILS	2,200,000	764,667

			11,008,095

ITALY — 6.4%
Republic of Italy:
Zero Coupon, 8/30/2016 (c)	EUR	1,350,000	1,499,220
1.05%, 12/1/2019	EUR	1,000,000	1,113,554
1.35%, 4/15/2022	EUR	1,400,000	1,519,635
1.50%, 12/15/2016	EUR	1,400,000	1,585,674
1.50%, 8/1/2019	EUR	1,700,000	1,934,608
1.50%, 6/1/2025	EUR	1,000,000	1,035,709
2.15%, 12/15/2021	EUR	1,000,000	1,146,302
2.50%, 5/1/2019	EUR	1,750,000	2,065,679
2.50%, 12/1/2024	EUR	1,600,000	1,817,982
2.75%, 11/15/2016	EUR	750,000	863,368
3.25%, 9/1/2046 (b)	EUR	700,000	780,119
3.50%, 11/1/2017	EUR	2,650,000	3,155,180
3.50%, 6/1/2018	EUR	2,200,000	2,652,668
3.50%, 12/1/2018	EUR	2,000,000	2,433,368
3.50%, 3/1/2030 (b)	EUR	1,250,000	1,518,557
3.75%, 5/1/2021	EUR	1,000,000	1,251,438
3.75%, 8/1/2021	EUR	2,350,000	2,946,651
3.75%, 9/1/2024	EUR	1,500,000	1,872,638
4.00%, 2/1/2017	EUR	1,750,000	2,060,796
4.00%, 2/1/2037	EUR	2,000,000	2,498,313
4.25%, 2/1/2019	EUR	1,750,000	2,183,274
4.25%, 9/1/2019	EUR	1,350,000	1,703,000
4.25%, 3/1/2020	EUR	2,000,000	2,536,347
4.50%, 2/1/2018	EUR	2,500,000	3,063,125
4.50%, 8/1/2018	EUR	1,475,000	1,834,249
4.50%, 3/1/2019	EUR	2,250,000	2,836,152
4.50%, 2/1/2020	EUR	1,750,000	2,244,499
4.50%, 5/1/2023	EUR	1,450,000	1,908,348
4.50%, 3/1/2024	EUR	1,800,000	2,365,478
4.50%, 3/1/2026	EUR	750,000	993,477
4.75%, 5/1/2017	EUR	1,550,000	1,862,984
4.75%, 6/1/2017	EUR	1,800,000	2,169,815
4.75%, 9/1/2021	EUR	1,400,000	1,845,956
4.75%, 8/1/2023 (b)	EUR	900,000	1,202,337
4.75%, 9/1/2028 (b)	EUR	1,500,000	2,040,590
4.75%, 9/1/2044 (b)	EUR	1,000,000	1,402,771
5.00%, 3/1/2022	EUR	2,000,000	2,687,673
5.00%, 3/1/2025 (b)	EUR	1,750,000	2,390,056
5.00%, 8/1/2034	EUR	1,100,000	1,563,938
5.00%, 8/1/2039	EUR	1,550,000	2,217,640
5.00%, 9/1/2040	EUR	500,000	715,126
5.25%, 11/1/2029	EUR	1,750,000	2,501,552
5.50%, 9/1/2022	EUR	1,725,000	2,382,536
5.50%, 11/1/2022	EUR	2,000,000	2,758,585
5.75%, 2/1/2033	EUR	2,000,000	3,054,111
6.00%, 5/1/2031	EUR	1,450,000	2,242,268
6.50%, 11/1/2027	EUR	1,700,000	2,637,158

			93,094,504

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 7/15/2016	JPY	449,950,000	3,680,971
0.10%, 8/15/2016	JPY	530,000,000	4,336,194
0.10%, 5/15/2017	JPY	570,000,000	4,667,013
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	500,000,000	4,094,839
0.10%, 3/20/2018	JPY	540,000,000	4,423,260
0.10%, 6/20/2019	JPY	500,000,000	4,092,318
0.10%, 9/20/2019	JPY	300,000,000	2,454,395
0.10%, 12/20/2019	JPY	625,000,000	5,110,739
0.10%, 3/20/2020	JPY	250,000,000	2,042,549
0.20%, 6/20/2017	JPY	300,000,000	2,461,397
0.20%, 9/20/2017	JPY	560,000,000	4,595,652
0.20%, 12/20/2017	JPY	450,000,000	3,694,402
0.20%, 9/20/2018	JPY	800,000,000	6,575,318
0.20%, 12/20/2018	JPY	700,000,000	5,752,711
0.20%, 3/20/2019	JPY	800,000,000	6,574,429
0.20%, 6/20/2019	JPY	500,000,000	4,108,663

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

0.20%, 9/20/2019	JPY	500,000,000	$4,107,862
0.30%, 3/20/2017	JPY	400,000,000	3,285,789
0.30%, 3/20/2018	JPY	600,000,000	4,941,462
0.30%, 6/20/2018	JPY	300,000,000	2,472,293
0.40%, 3/20/2018	JPY	265,000,000	2,188,173
0.40%, 6/20/2018	JPY	200,000,000	1,653,180
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	400,000,000	3,283,344
0.30%, 12/20/2024	JPY	250,000,000	2,020,508
0.40%, 3/20/2025	JPY	300,000,000	2,442,473
0.50%, 9/20/2024	JPY	400,000,000	3,297,619
0.50%, 12/20/2024	JPY	299,950,000	2,468,846
0.60%, 3/20/2023	JPY	1,520,000,000	12,714,139
0.60%, 9/20/2023	JPY	250,000,000	2,088,996
0.60%, 12/20/2023	JPY	800,000,000	6,678,635
0.60%, 3/20/2024	JPY	700,000,000	5,835,974
0.60%, 6/20/2024	JPY	475,000,000	3,955,064
0.70%, 12/20/2022	JPY	650,000,000	5,483,293
0.80%, 9/20/2020	JPY	400,000,000	3,383,105
0.80%, 6/20/2022	JPY	199,950,000	1,699,917
0.80%, 9/20/2022	JPY	400,000,000	3,399,289
0.80%, 12/20/2022	JPY	675,000,000	5,733,741
0.80%, 6/20/2023	JPY	500,000,000	4,245,291
0.80%, 9/20/2023	JPY	550,000,000	4,667,797
0.90%, 3/20/2022	JPY	185,000,000	1,583,243
0.90%, 6/20/2022	JPY	400,000,000	3,424,018
1.00%, 12/20/2021	JPY	450,000,000	3,871,063
1.00%, 3/20/2022	JPY	400,000,000	3,444,930
1.10%, 9/20/2021	JPY	120,000,000	1,037,047
1.20%, 12/20/2020	JPY	250,000,000	2,161,394
1.20%, 6/20/2021	JPY	350,000,000	3,036,606
1.30%, 3/20/2018	JPY	300,000,000	2,537,118
1.30%, 12/20/2019	JPY	477,000,000	4,108,757
1.30%, 3/20/2021	JPY	275,000,000	2,394,618
1.50%, 12/20/2017	JPY	500,000,000	4,236,301
1.50%, 6/20/2018	JPY	240,000,000	2,047,756
1.70%, 12/20/2016	JPY	514,100,000	4,306,298
1.70%, 3/20/2017	JPY	215,000,000	1,808,298
1.70%, 9/20/2017	JPY	400,000,000	3,391,202
1.80%, 6/20/2017	JPY	300,000,000	2,538,552
Government of Japan 20 Year Bond:
0.30%, 9/20/2018	JPY	400,000,000	3,298,152
1.20%, 12/20/2034	JPY	300,000,000	2,461,726
1.40%, 9/20/2034	JPY	275,000,000	2,342,021
1.50%, 3/20/2033	JPY	320,000,000	2,810,571
1.50%, 3/20/2034	JPY	400,000,000	3,480,603
1.50%, 6/20/2034	JPY	400,000,000	3,472,405
1.60%, 3/20/2032	JPY	150,000,000	1,346,774
1.60%, 12/20/2033	JPY	300,000,000	2,658,981
1.70%, 9/20/2032	JPY	500,000,000	4,538,892
1.70%, 12/20/2032	JPY	600,000,000	5,437,947
1.70%, 9/20/2033	JPY	500,000,000	4,505,353
1.80%, 9/20/2030	JPY	251,350,000	2,334,645
1.80%, 9/20/2031	JPY	260,000,000	2,406,289
1.80%, 12/20/2031	JPY	400,000,000	3,696,622
1.90%, 9/20/2022	JPY	350,000,000	3,199,832
1.90%, 12/20/2023	JPY	335,000,000	3,095,127
1.90%, 3/20/2029	JPY	404,300,000	3,813,078
1.90%, 9/20/2030	JPY	231,000,000	2,173,320
1.90%, 3/20/2031	JPY	55,000,000	516,611
2.00%, 12/20/2024	JPY	375,000,000	3,513,670
2.10%, 9/21/2021	JPY	240,000,000	2,195,867
2.10%, 9/20/2024	JPY	200,000,000	1,885,274
2.10%, 9/20/2025	JPY	270,000,000	2,565,226
2.10%, 9/20/2029	JPY	457,750,000	4,413,501
2.10%, 3/20/2030	JPY	100,000,000	963,593
2.20%, 3/20/2031	JPY	400,000,000	3,900,638
2.30%, 6/20/2027	JPY	300,000,000	2,934,932
2.60%, 3/20/2019	JPY	500,000,000	4,472,901
2.90%, 9/20/2019	JPY	400,000,000	3,657,664
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	2,799,201
1.70%, 3/20/2044	JPY	325,000,000	2,819,682
1.70%, 9/20/2044	JPY	215,000,000	1,862,043
1.80%, 3/20/2043	JPY	200,000,000	1,779,878
1.80%, 9/20/2043	JPY	250,000,000	2,219,086
1.90%, 9/20/2042	JPY	200,000,000	1,817,686
2.00%, 9/20/2040	JPY	332,200,000	3,081,540
2.00%, 3/20/2042	JPY	100,000,000	926,594
2.20%, 3/20/2041	JPY	205,550,000	1,978,748
2.30%, 3/20/2039	JPY	170,900,000	1,669,018
2.30%, 3/20/2040	JPY	301,550,000	2,949,308
2.40%, 3/20/2037	JPY	200,000,000	1,976,235
2.50%, 9/20/2034	JPY	270,000,000	2,717,251
2.50%, 9/20/2035	JPY	200,000,000	2,005,953
Government of Japan 40 Year Bond:
1.40%, 3/20/2055	JPY	200,000,000	1,551,489
1.70%, 3/20/2054	JPY	225,000,000	1,913,284
1.90%, 3/20/2053	JPY	225,000,000	2,022,189
2.00%, 3/20/2052	JPY	200,000,000	1,843,584

			332,663,825

LATVIA — 0.0% (d)
Republic of Latvia:
2.63%, 1/21/2021	EUR	300,000	363,508
2.88%, 4/30/2024	EUR	200,000	248,745

			612,253

LITHUANIA — 0.1%
Lithuania Government International Bond:
2.13%, 10/29/2026	EUR	250,000	285,653
3.38%, 1/22/2024	EUR	100,000	128,205
4.85%, 2/7/2018	EUR	250,000	311,410

			725,268

LUXEMBOURG — 0.1%
Grand Duchy of Luxembourg 2.13%, 7/10/2023	EUR	1,145,000	1,422,581

MALAYSIA — 1.9%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	12,650,000	3,335,074
3.39%, 3/15/2017	MYR	8,100,000	2,156,575
3.65%, 10/31/2019	MYR	7,500,000	1,992,426

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

3.84%, 4/15/2033	MYR	6,000,000	$1,498,612
3.89%, 7/31/2020	MYR	9,250,000	2,470,083
4.05%, 9/30/2021	MYR	10,200,000	2,737,552
4.18%, 7/15/2024	MYR	15,550,000	4,173,652
4.26%, 9/15/2016	MYR	2,000,000	537,258
4.94%, 9/30/2043	MYR	1,750,000	477,000
Malaysia Government Investment Issue:
3.39%, 7/22/2016	MYR	9,000,000	2,392,144
3.68%, 11/23/2017	MYR	10,000,000	2,665,566
4.44%, 5/22/2024	MYR	5,000,000	1,354,471
4.94%, 12/6/2028	MYR	5,000,000	1,416,955

			27,207,368

MEXICO — 2.2%
Mexican Bonos:
4.75%, 6/14/2018	MXN	39,500,000	2,527,656
5.00%, 6/15/2017	MXN	23,450,000	1,519,730
5.00%, 12/11/2019	MXN	23,000,000	1,453,730
6.50%, 6/10/2021	MXN	25,000,000	1,659,100
6.50%, 6/9/2022	MXN	23,200,000	1,531,795
7.25%, 12/15/2016	MXN	28,900,000	1,930,101
7.50%, 6/3/2027	MXN	19,650,000	1,375,767
7.75%, 12/14/2017	MXN	30,000,000	2,064,498
7.75%, 5/29/2031	MXN	44,000,000	3,127,429
7.75%, 11/23/2034	MXN	12,000,000	851,151
7.75%, 11/13/2042	MXN	25,000,000	1,775,677
8.00%, 6/11/2020	MXN	21,000,000	1,495,996
8.00%, 12/7/2023	MXN	20,000,000	1,440,372
8.50%, 12/13/2018	MXN	30,000,000	2,132,095
8.50%, 5/31/2029	MXN	22,600,000	1,716,038
8.50%, 11/18/2038	MXN	20,000,000	1,524,665
10.00%, 12/5/2024	MXN	36,250,000	2,958,215
10.00%, 11/20/2036	MXN	13,700,000	1,194,185

			32,278,200

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2018 (b)(c)	EUR	1,500,000	1,675,201
0.25%, 1/15/2020	EUR	2,350,000	2,629,715
0.25%, 7/15/2025	EUR	1,650,000	1,700,209
0.50%, 4/15/2017	EUR	2,500,000	2,819,862
1.25%, 1/15/2018 (b)	EUR	3,100,000	3,575,359
1.25%, 1/15/2019 (b)	EUR	2,800,000	3,257,413
1.75%, 7/15/2023 (b)	EUR	2,500,000	2,999,281
2.00%, 7/15/2024	EUR	2,850,000	3,479,486
2.25%, 7/15/2022 (b)	EUR	2,000,000	2,483,759
2.50%, 1/15/2017 (b)	EUR	2,800,000	3,249,757
2.50%, 1/15/2033 (b)	EUR	1,800,000	2,320,365
2.75%, 1/15/2047	EUR	1,300,000	1,808,937
3.25%, 7/15/2021 (b)	EUR	3,150,000	4,103,548
3.50%, 7/15/2020 (b)	EUR	2,800,000	3,627,597
3.75%, 1/15/2023	EUR	2,400,000	3,282,433
3.75%, 1/15/2042 (b)	EUR	2,550,000	4,150,212
4.00%, 7/15/2016 (b)	EUR	1,700,000	1,976,963
4.00%, 7/15/2018 (b)	EUR	2,700,000	3,379,536
4.00%, 7/15/2019 (b)	EUR	1,750,000	2,258,846
4.00%, 1/15/2037 (b)	EUR	2,300,000	3,710,885
4.50%, 7/15/2017 (b)	EUR	2,500,000	3,051,936
5.50%, 1/15/2028	EUR	2,230,000	3,712,747

			65,254,047

NEW ZEALAND — 0.6%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	1,925,000	1,297,240
4.50%, 4/15/2027	NZD	1,000,000	731,935
5.00%, 3/15/2019	NZD	3,100,000	2,246,849
5.50%, 4/15/2023	NZD	2,425,000	1,887,061
6.00%, 12/15/2017	NZD	2,200,000	1,597,836
6.00%, 5/15/2021	NZD	825,000	643,624

			8,404,545

NORWAY — 0.6%
Norway Government Bond:
1.75%, 3/13/2025 (b)	NOK	2,500,000	314,776
2.00%, 5/24/2023 (b)	NOK	11,300,000	1,473,345
3.00%, 3/14/2024 (b)	NOK	10,300,000	1,438,507
3.75%, 5/25/2021 (b)	NOK	14,100,000	2,029,576
4.25%, 5/19/2017 (b)	NOK	12,800,000	1,731,640
4.50%, 5/22/2019 (b)	NOK	12,800,000	1,843,005

			8,830,849

POLAND — 1.2%
Poland Government Bond:
Zero Coupon, 7/25/2017 (c)	PLN	1,500,000	383,124
1.50%, 4/25/2020	PLN	1,000,000	251,268
2.50%, 7/25/2018	PLN	5,000,000	1,337,902
3.25%, 7/25/2019	PLN	5,200,000	1,421,520
3.25%, 7/25/2025	PLN	2,950,000	782,330
3.75%, 4/25/2018	PLN	5,100,000	1,412,064
4.00%, 10/25/2023	PLN	4,100,000	1,154,266
4.75%, 10/25/2016	PLN	4,800,000	1,324,446
4.75%, 4/25/2017	PLN	4,000,000	1,116,222
5.25%, 10/25/2017	PLN	5,000,000	1,425,421
5.25%, 10/25/2020	PLN	5,000,000	1,492,196
5.50%, 10/25/2019	PLN	4,200,000	1,251,881
5.75%, 10/25/2021	PLN	4,400,000	1,356,186
5.75%, 9/23/2022	PLN	5,000,000	1,552,155
5.75%, 4/25/2029	PLN	2,800,000	928,469

			17,189,450

SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	2,600,000	1,896,561
1.63%, 10/1/2019	SGD	2,500,000	1,847,196
2.25%, 6/1/2021	SGD	2,000,000	1,488,303
2.38%, 4/1/2017	SGD	2,000,000	1,523,238
2.38%, 6/1/2025	SGD	800,000	577,420
2.75%, 7/1/2023	SGD	2,320,000	1,749,692
2.75%, 4/1/2042	SGD	1,100,000	771,593
2.88%, 7/1/2029	SGD	1,000,000	736,732
3.00%, 9/1/2024	SGD	2,200,000	1,683,699
3.38%, 9/1/2033	SGD	900,000	697,562

			12,971,996

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

SLOVAKIA — 0.4%
Slovakia Government Bond:
1.50%, 11/28/2018	EUR	700,000	$813,821
3.00%, 2/28/2023	EUR	1,200,000	1,531,285
3.63%, 1/16/2029	EUR	1,210,000	1,636,865
4.00%, 4/27/2020	EUR	950,000	1,231,701
4.35%, 10/14/2025	EUR	300,000	428,929
4.63%, 1/19/2017	EUR	625,000	744,443

			6,387,044

SLOVENIA — 0.2%
Slovenia Government Bond:
1.75%, 10/9/2017	EUR	1,200,000	1,372,132
2.25%, 3/25/2022	EUR	450,000	513,387
3.00%, 4/8/2021	EUR	1,450,000	1,733,425

			3,618,944

SOUTH AFRICA — 1.1%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	12,800,000	794,720
6.50%, 2/28/2041	ZAR	13,000,000	814,525
6.75%, 3/31/2021	ZAR	17,000,000	1,325,237
7.00%, 2/28/2031	ZAR	25,000,000	1,753,826
7.25%, 1/15/2020	ZAR	17,000,000	1,372,437
7.75%, 2/28/2023	ZAR	11,000,000	885,963
8.00%, 12/21/2018	ZAR	16,900,000	1,412,052
8.00%, 1/31/2030	ZAR	17,000,000	1,321,530
8.25%, 9/15/2017	ZAR	16,500,000	1,387,263
8.25%, 3/31/2032	ZAR	15,000,000	1,169,108
8.50%, 1/31/2037	ZAR	9,600,000	758,948
8.75%, 1/31/2044	ZAR	7,950,000	631,521
8.75%, 2/28/2048	ZAR	17,000,000	1,372,017
10.50%, 12/21/2026	ZAR	18,000,000	1,726,185

			16,725,332

SOUTH KOREA — 4.5%
Korea Treasury Bond:
Zero Coupon, 9/10/2024	KRW	2,000,000,000	1,875,819
2.75%, 6/10/2017	KRW	3,000,000,000	2,742,050
2.75%, 9/10/2019	KRW	2,000,000,000	1,845,533
3.00%, 12/10/2042	KRW	3,750,000,000	3,527,501
3.13%, 3/10/2019	KRW	12,400,000,000	11,579,129
3.25%, 9/10/2018	KRW	12,650,000,000	11,822,740
3.50%, 9/10/2016	KRW	11,240,000,000	10,294,840
3.50%, 3/10/2024	KRW	16,800,000,000	16,337,577
3.75%, 12/10/2033	KRW	5,600,000,000	5,814,672

			65,839,861

SPAIN — 4.5%
Kingdom of Spain:
0.50%, 10/31/2017	EUR	900,000	1,002,198
1.40%, 1/31/2020	EUR	1,400,000	1,579,279
1.60%, 4/30/2025 (b)	EUR	1,200,000	1,258,021
1.95%, 7/30/2030 (b)	EUR	750,000	749,160
2.10%, 4/30/2017	EUR	1,900,000	2,182,780
2.75%, 4/30/2019	EUR	2,000,000	2,382,828
2.75%, 10/31/2024 (b)	EUR	2,000,000	2,316,979
3.30%, 7/30/2016	EUR	1,000,000	1,151,691
3.75%, 10/31/2018	EUR	1,850,000	2,264,717
3.80%, 1/31/2017 (b)	EUR	1,800,000	2,115,826
3.80%, 4/30/2024 (b)	EUR	2,000,000	2,513,813
4.00%, 4/30/2020 (b)	EUR	2,000,000	2,518,653
4.10%, 7/30/2018 (b)	EUR	1,880,000	2,312,125
4.20%, 1/31/2037 (b)	EUR	1,500,000	1,935,867
4.25%, 10/31/2016	EUR	1,900,000	2,230,619
4.30%, 10/31/2019 (b)	EUR	2,000,000	2,534,582
4.40%, 10/31/2023 (b)	EUR	1,600,000	2,094,732
4.50%, 1/31/2018	EUR	1,700,000	2,082,459
4.60%, 7/30/2019 (b)	EUR	1,775,000	2,263,811
4.65%, 7/30/2025 (b)	EUR	1,500,000	2,016,156
4.70%, 7/30/2041 (b)	EUR	1,100,000	1,527,000
4.80%, 1/31/2024 (b)	EUR	1,300,000	1,750,290
4.85%, 10/31/2020 (b)	EUR	1,650,000	2,166,700
4.90%, 7/30/2040 (b)	EUR	1,000,000	1,427,722
5.15%, 10/31/2028 (b)	EUR	1,000,000	1,409,173
5.15%, 10/31/2044 (b)	EUR	900,000	1,339,142
5.40%, 1/31/2023 (b)	EUR	1,600,000	2,214,602
5.50%, 7/30/2017 (b)	EUR	1,700,000	2,092,028
5.50%, 4/30/2021 (b)	EUR	1,750,000	2,382,327
5.75%, 7/30/2032	EUR	1,400,000	2,144,086
5.85%, 1/31/2022 (b)	EUR	2,100,000	2,938,346
5.90%, 7/30/2026 (b)	EUR	1,175,000	1,736,534
6.00%, 1/31/2029	EUR	1,500,000	2,275,174

			64,909,420

SWEDEN — 1.1%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	13,000,000	1,646,327
2.25%, 6/1/2032	SEK	2,700,000	355,889
2.50%, 5/12/2025	SEK	11,700,000	1,609,229
3.00%, 7/12/2016	SEK	8,700,000	1,084,819
3.50%, 6/1/2022	SEK	15,000,000	2,155,849
3.50%, 3/30/2039	SEK	10,000,000	1,589,635
3.75%, 8/12/2017	SEK	13,500,000	1,765,454
4.25%, 3/12/2019	SEK	19,000,000	2,645,803
5.00%, 12/1/2020	SEK	17,350,000	2,608,700

			15,461,705

SWITZERLAND — 1.3%
Switzerland Government Bond:
1.25%, 5/28/2026	CHF	575,000	682,026
1.25%, 6/27/2037	CHF	1,300,000	1,550,040
1.50%, 7/24/2025	CHF	2,470,000	2,992,650
1.50%, 4/30/2042	CHF	1,600,000	2,019,881
2.00%, 10/12/2016	CHF	840,000	933,074
2.00%, 4/28/2021	CHF	700,000	852,464
2.00%, 5/25/2022	CHF	2,625,000	3,234,377
2.50%, 3/8/2036	CHF	750,000	1,089,268
3.00%, 5/12/2019	CHF	3,850,000	4,712,856
3.50%, 4/8/2033	CHF	850,000	1,360,109

			19,426,745

THAILAND — 1.4%
Thailand Government Bond:
3.25%, 6/16/2017	THB	115,000,000	3,514,127
3.63%, 6/16/2023	THB	189,450,000	5,894,329
3.88%, 6/13/2019	THB	108,000,000	3,404,385
4.68%, 6/29/2044	THB	75,000,000	2,507,459

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

4.88%, 6/22/2029	THB	125,500,000	$4,306,033

			19,626,333

TURKEY — 1.0%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	5,000,000	1,655,468
8.20%, 7/13/2016	TRY	2,000,000	734,602
8.50%, 7/10/2019	TRY	4,500,000	1,632,699
8.80%, 11/14/2018	TRY	8,400,000	3,075,924
8.80%, 9/27/2023	TRY	3,800,000	1,385,816
9.00%, 7/24/2024	TRY	3,500,000	1,294,699
10.40%, 3/27/2019	TRY	8,050,000	3,091,993
10.40%, 3/20/2024	TRY	3,000,000	1,202,688

			14,073,889

UNITED KINGDOM — 8.1%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	2,000,000	3,162,795
1.25%, 7/22/2018	GBP	2,450,000	3,879,263
1.75%, 1/22/2017	GBP	1,500,000	2,402,478
1.75%, 7/22/2019	GBP	2,100,000	3,360,038
1.75%, 9/7/2022	GBP	1,500,000	2,349,355
2.00%, 7/22/2020	GBP	1,250,000	2,012,337
2.25%, 9/7/2023	GBP	2,000,000	3,219,003
2.75%, 9/7/2024	GBP	2,000,000	3,330,004
3.25%, 1/22/2044	GBP	2,000,000	3,469,339
3.50%, 1/22/2045	GBP	1,600,000	2,911,018
3.50%, 7/22/2068	GBP	1,000,000	1,971,223
3.75%, 9/7/2019	GBP	2,000,000	3,461,388
3.75%, 9/7/2020	GBP	1,500,000	2,625,435
3.75%, 9/7/2021	GBP	2,000,000	3,536,003
3.75%, 7/22/2052	GBP	2,100,000	4,144,522
4.00%, 9/7/2016	GBP	1,425,000	2,333,454
4.00%, 3/7/2022	GBP	2,100,000	3,785,109
4.25%, 12/7/2027	GBP	2,000,000	3,820,769
4.25%, 6/7/2032	GBP	2,000,000	3,894,896
4.25%, 3/7/2036	GBP	1,750,000	3,458,502
4.25%, 9/7/2039	GBP	750,000	1,508,706
4.25%, 12/7/2040	GBP	2,000,000	4,042,595
4.25%, 12/7/2046	GBP	1,800,000	3,763,063
4.25%, 12/7/2049	GBP	2,000,000	4,278,148
4.25%, 12/7/2055	GBP	250,000	553,325
4.50%, 3/7/2019	GBP	2,500,000	4,412,545
4.50%, 9/7/2034	GBP	1,800,000	3,644,462
4.50%, 12/7/2042	GBP	2,350,000	4,995,712
4.75%, 3/7/2020	GBP	2,040,000	3,697,987
4.75%, 12/7/2030	GBP	2,200,000	4,490,460
4.75%, 12/7/2038	GBP	1,250,000	2,680,432
5.00%, 3/7/2018	GBP	1,950,000	3,408,342
5.00%, 3/7/2025	GBP	2,100,000	4,164,041
6.00%, 12/7/2028	GBP	1,400,000	3,157,886
8.00%, 6/7/2021	GBP	1,600,000	3,427,830
8.75%, 8/25/2017	GBP	1,000,000	1,850,800

			117,203,265

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,583,910,434)			1,421,354,700

	Shares
SHORT TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS — 0.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)		2,128,374	2,128,374
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)		7,890,969	7,890,969

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $10,019,343)			10,019,343

TOTAL INVESTMENTS — 98.7% (i)
(Cost $1,593,929,777)			1,431,374,043
OTHER ASSETS & LIABILITIES — 1.3%			18,418,241

NET ASSETS — 100.0%			$1,449,792,284

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 14.4% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (Note 2).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

At June 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Bank of America NA	USD	7,498,595	RUB	415,000,000	07/31/2015	$(120,912)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc

See accompanying notes to financial statements.

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount		Value

BONDS & NOTES — 98.2%
AUSTRALIA — 3.6%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$353,867
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	300,000	351,959
2.25%, 9/25/2020	EUR	300,000	355,026
3.00%, 3/30/2020	AUD	200,000	149,599
3.25%, 9/25/2024	GBP	200,000	315,245
3.75%, 10/18/2017	AUD	250,000	194,994
4.30%, 9/25/2042	GBP	200,000	321,929
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	230,016
4.25%, 11/10/2016	EUR	400,000	470,191
4.38%, 2/25/2020	EUR	200,000	258,709
National Australia Bank, Ltd.:
0.88%, 1/20/2022	EUR	200,000	216,852
2.00%, 11/12/2020	EUR	100,000	116,625
2.75%, 8/8/2022	EUR	150,000	181,978
4.00%, 7/13/2020	EUR	400,000	510,790
4.75%, 7/15/2016	EUR	300,000	350,153
6.00%, 2/15/2017	AUD	300,000	242,934
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	100,000	120,074
3.50%, 9/21/2022	EUR	300,000	385,011
4.25%, 3/23/2020	EUR	100,000	129,457
4.75%, 3/21/2017	EUR	300,000	360,128
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	300,000	369,471
4.25%, 9/22/2016	EUR	350,000	409,133
4.50%, 2/25/2019	AUD	300,000	241,710
7.25%, 11/18/2016	AUD	300,000	244,905

			6,880,756

BELGIUM — 0.6%
Anheuser-Busch InBev NV:
0.80%, 4/20/2023	EUR	200,000	210,769
1.50%, 4/18/2030	EUR	300,000	291,974
2.70%, 3/31/2026	EUR	200,000	235,096
6.50%, 6/23/2017	GBP	200,000	344,471

			1,082,310

CANADA — 0.3%
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	200,000	221,517
2.13%, 9/18/2029	EUR	300,000	333,662

			555,179

DENMARK — 0.4%
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	200,000	227,640
3.38%, 10/13/2017	EUR	300,000	355,558
Danske Bank A/S 3.88%, 2/28/2017	EUR	200,000	236,042

			819,240

FINLAND — 0.2%
Pohjola Bank Oyj 0.75%, 3/3/2022	EUR	300,000	319,518

FRANCE — 13.9%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	350,000	499,723
Banque Federative du Credit Mutuel SA:
1.25%, 1/14/2025	EUR	300,000	312,279
1.63%, 1/11/2018	EUR	300,000	343,842
2.00%, 9/19/2019	EUR	300,000	350,660
2.63%, 2/24/2021	EUR	400,000	477,973
2.63%, 3/18/2024	EUR	300,000	352,808
3.00%, 11/28/2023	EUR	200,000	243,203
3.25%, 8/23/2022	EUR	300,000	377,185
4.13%, 7/20/2020	EUR	300,000	384,593
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	343,095
2.00%, 1/28/2019	EUR	300,000	348,851
2.25%, 1/13/2021	EUR	300,000	351,354
2.38%, 5/20/2024	EUR	300,000	347,978
2.50%, 8/23/2019	EUR	100,000	118,849
2.88%, 11/27/2017	EUR	350,000	412,819
2.88%, 10/24/2022	EUR	300,000	363,731
2.88%, 9/26/2023	EUR	300,000	364,611
3.00%, 2/24/2017	EUR	250,000	290,701
3.75%, 11/25/2020	EUR	500,000	633,179
4.13%, 1/14/2022	EUR	400,000	521,103
4.50%, 3/21/2023	EUR	300,000	408,508
Bouygues SA:
3.64%, 10/29/2019	EUR	250,000	310,705
4.25%, 7/22/2020	EUR	200,000	257,545
BPCE SA:
0.75%, 1/22/2020	EUR	100,000	109,865
1.38%, 5/22/2019	EUR	200,000	227,257
2.13%, 3/17/2021	EUR	500,000	580,952
3.75%, 7/21/2017	EUR	300,000	356,823
4.50%, 2/10/2022	EUR	300,000	399,537
Cap Gemini SA:
1.75%, 7/1/2020	EUR	300,000	336,279
2.50%, 7/1/2023	EUR	200,000	223,494
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	230,878
1.75%, 7/15/2022	EUR	200,000	226,316
1.88%, 12/19/2017	EUR	300,000	346,016
3.88%, 4/25/2021	EUR	250,000	320,046
4.00%, 4/9/2020	EUR	200,000	254,063
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	300,000	361,613
3.31%, 1/25/2023	EUR	200,000	239,658
Cie de St-Gobain 4.75%, 4/11/2017	EUR	200,000	239,776
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	406,362
Credit Agricole SA/London:
0.88%, 1/19/2022	EUR	300,000	320,127
1.75%, 3/12/2018	EUR	300,000	345,500
1.88%, 10/18/2017	EUR	300,000	345,336
2.38%, 11/27/2020	EUR	300,000	354,781
2.38%, 5/20/2024	EUR	400,000	459,451

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

3.13%, 7/17/2023	EUR	200,000	$244,718
3.13%, 2/5/2026	EUR	300,000	365,868
3.88%, 2/13/2019	EUR	300,000	371,369
5.13%, 4/18/2023	EUR	100,000	138,981
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	400,000	486,315
Danone 2.25%, 11/15/2021	EUR	200,000	236,324
GDF Suez:
1.38%, 5/19/2020	EUR	300,000	343,297
2.38%, 5/19/2026	EUR	300,000	354,390
3.00%, 2/1/2023	EUR	174,000	217,620
5.00%, 10/1/2060	GBP	250,000	472,262
6.38%, 1/18/2021	EUR	150,000	217,189
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	250,000	372,063
HSBC France SA:
1.63%, 12/3/2018	EUR	200,000	230,437
1.88%, 1/16/2020	EUR	200,000	232,632
Orange SA:
3.00%, 6/15/2022	EUR	200,000	247,851
3.88%, 4/9/2020	EUR	200,000	252,929
3.88%, 1/14/2021	EUR	300,000	384,165
4.75%, 2/21/2017	EUR	400,000	477,900
5.63%, 5/22/2018	EUR	300,000	383,115
8.13%, 1/28/2033	EUR	400,000	732,907
Pernod-Ricard SA 5.00%, 3/15/2017	EUR	200,000	239,722
Sanofi:
1.13%, 3/10/2022	EUR	200,000	223,691
1.75%, 9/10/2026	EUR	300,000	332,980
1.88%, 9/4/2020	EUR	200,000	234,939
2.50%, 11/14/2023	EUR	200,000	241,243
Schneider Electric SA 4.00%, 8/11/2017	EUR	150,000	179,986
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	200,000	238,325
Societe Generale SA:
2.25%, 1/23/2020	EUR	300,000	354,603
2.38%, 2/28/2018	EUR	200,000	233,987
3.13%, 9/21/2017	EUR	250,000	295,353
3.75%, 3/1/2017	EUR	300,000	353,053
4.25%, 7/13/2022	EUR	300,000	399,429
4.75%, 3/2/2021	EUR	300,000	401,905
Total Capital International SA 2.50%, 3/25/2026	EUR	300,000	357,029
Total Capital SA 4.88%, 1/28/2019	EUR	300,000	387,369
Vinci SA 4.13%, 2/20/2017	EUR	200,000	236,603

			26,571,974

GERMANY — 3.9%
BASF SE:
1.50%, 10/1/2018	EUR	400,000	461,466
2.00%, 12/5/2022	EUR	100,000	117,469
BPCE SA 3.75%, 7/21/2017	EUR	200,000	237,882
Commerzbank AG:
0.50%, 4/3/2018	EUR	300,000	333,671
3.63%, 7/10/2017	EUR	200,000	236,968
3.88%, 3/22/2017	EUR	400,000	471,896
4.00%, 9/16/2020	EUR	150,000	190,490
Daimler AG:
1.00%, 7/8/2016	EUR	250,000	280,855
1.50%, 11/19/2018	EUR	200,000	230,552
4.13%, 1/19/2017	EUR	200,000	236,178
Deutsche Bank AG:
1.13%, 3/17/2025	EUR	400,000	400,170
1.25%, 9/8/2021	EUR	400,000	436,549
2.38%, 1/11/2023	EUR	1,100,000	1,274,543
5.13%, 8/31/2017	EUR	700,000	856,420
Linde AG 1.75%, 9/17/2020	EUR	200,000	234,240
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	350,000	456,609
SAP SE:
1.13%, 2/20/2023	EUR	200,000	220,235
1.75%, 2/22/2027	EUR	200,000	217,549
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	200,000	239,080
2.63%, 1/15/2024	EUR	300,000	360,033

			7,492,855

HONG KONG — 0.6%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	300,000	347,286
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	450,000	531,122
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	300,000	332,928

			1,211,336

IRELAND — 1.7%
GE Capital European Funding:
0.80%, 1/21/2022	EUR	200,000	216,746
1.00%, 5/2/2017	EUR	300,000	338,601
2.25%, 7/20/2020	EUR	200,000	236,849
2.63%, 3/15/2023	EUR	100,000	121,119
2.88%, 6/18/2019	EUR	300,000	362,258
4.13%, 10/27/2016	EUR	400,000	468,700
4.25%, 3/1/2017	EUR	300,000	356,235
5.38%, 1/16/2018	EUR	300,000	375,810
5.38%, 1/23/2020	EUR	300,000	401,989
6.00%, 1/15/2019	EUR	300,000	396,915

			3,275,222

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	200,000	239,086

ITALY — 7.4%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	300,000	355,407
5.13%, 9/16/2024	EUR	400,000	539,824

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

Atlantia SpA:
4.50%, 2/8/2019	EUR	72,000	$90,247
5.88%, 6/9/2024	EUR	300,000	448,784
Enel SpA 5.25%, 6/20/2017	EUR	350,000	425,545
ENI SpA:
1.50%, 2/2/2026	EUR	200,000	209,032
3.25%, 7/10/2023	EUR	200,000	247,618
3.50%, 1/29/2018	EUR	150,000	179,504
3.63%, 1/29/2029	EUR	200,000	251,869
3.75%, 9/12/2025	EUR	250,000	322,378
4.00%, 6/29/2020	EUR	300,000	381,381
4.13%, 9/16/2019	EUR	300,000	378,852
4.25%, 2/3/2020	EUR	300,000	383,020
4.75%, 11/14/2017	EUR	400,000	490,099
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	200,000	217,396
1.13%, 3/4/2022	EUR	415,000	433,631
2.00%, 6/18/2021	EUR	300,000	334,553
3.75%, 11/23/2016	EUR	400,000	462,908
4.00%, 11/9/2017	EUR	400,000	474,618
4.00%, 11/8/2018	EUR	300,000	363,479
4.00%, 10/30/2023	EUR	300,000	373,587
4.13%, 9/19/2016	EUR	200,000	231,656
4.13%, 4/14/2020	EUR	300,000	370,075
4.38%, 10/15/2019	EUR	300,000	372,116
4.75%, 6/15/2017	EUR	250,000	298,114
5.00%, 2/28/2017	EUR	200,000	237,385
Mediobanca SpA 0.88%, 11/14/2017	EUR	300,000	331,073
Snam SpA:
2.38%, 6/30/2017	EUR	300,000	345,915
3.50%, 2/13/2020	EUR	300,000	368,387
3.88%, 3/19/2018	EUR	300,000	362,132
4.38%, 7/11/2016	EUR	200,000	231,973
5.00%, 1/18/2019	EUR	250,000	317,232
5.25%, 9/19/2022	EUR	200,000	274,739
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	300,000	316,784
4.13%, 2/17/2017	EUR	200,000	235,912
4.75%, 3/15/2021	EUR	350,000	457,674
UniCredit SpA:
1.50%, 6/19/2019	EUR	200,000	222,644
2.25%, 12/16/2016	EUR	200,000	226,528
3.25%, 1/14/2021	EUR	300,000	355,107
3.38%, 1/11/2018	EUR	200,000	235,019
3.63%, 1/24/2019	EUR	300,000	359,014
4.88%, 3/7/2017	EUR	400,000	473,346
Unione di Banche Italiane SCpA 2.88%, 2/18/2019	EUR	200,000	230,941

			14,217,498

JAPAN — 0.4%
Panasonic Corp. 0.39%, 3/19/2020	JPY	100,000,000	817,842

LUXEMBOURG — 0.6%
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	300,000	322,330
4.63%, 4/3/2018	EUR	300,000	367,840
5.25%, 3/22/2017	EUR	350,000	420,391

			1,110,561

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	242,936
3.75%, 6/28/2017	EUR	250,000	296,706
4.13%, 10/25/2019	EUR	200,000	252,602
4.38%, 8/7/2041	GBP	200,000	317,606

			1,109,850

NETHERLANDS — 18.3%
ABB Finance BV 2.63%, 3/26/2019	EUR	300,000	359,333
ABN Amro Bank NV:
1.00%, 4/16/2025	EUR	143,000	146,543
2.13%, 11/26/2020	EUR	100,000	117,041
2.50%, 11/29/2023	EUR	300,000	355,226
3.63%, 10/6/2017	EUR	400,000	477,555
4.13%, 3/28/2022	EUR	350,000	457,172
4.75%, 1/11/2019	EUR	200,000	254,394
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	300,000	382,283
4.00%, 11/23/2016	EUR	350,000	410,321
4.50%, 3/13/2043	GBP	200,000	350,756
4.75%, 7/22/2019	EUR	300,000	389,344
Bharti Airtel International Netherlands BV 4.00%, 12/10/2018	EUR	200,000	237,875
BMW Finance NV:
0.50%, 9/5/2018	EUR	300,000	334,826
1.00%, 10/24/2016	EUR	150,000	168,869
3.25%, 1/14/2019	EUR	300,000	365,602
3.38%, 12/14/2018	GBP	100,000	165,442
3.63%, 1/29/2018	EUR	300,000	362,209
3.88%, 1/18/2017	EUR	300,000	352,974
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.38%, 2/3/2027	EUR	300,000	311,572
1.75%, 1/22/2019	EUR	300,000	347,632
2.38%, 5/22/2023	EUR	400,000	474,026
3.38%, 4/21/2017	EUR	500,000	588,026
3.50%, 10/17/2018	EUR	400,000	488,168
4.00%, 1/11/2022	EUR	400,000	521,606
4.13%, 1/14/2020	EUR	800,000	1,019,219
4.13%, 1/12/2021	EUR	400,000	517,664
4.13%, 7/14/2025	EUR	650,000	874,839
4.25%, 1/16/2017	EUR	700,000	827,679
4.38%, 6/7/2021	EUR	300,000	396,235
4.75%, 1/15/2018	EUR	700,000	864,221
4.75%, 6/6/2022	EUR	500,000	681,819
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	300,000	352,962
4.25%, 7/13/2022	EUR	250,000	334,121
6.00%, 1/20/2017	EUR	500,000	605,803
6.50%, 4/8/2022	GBP	150,000	286,704

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

E.ON International Finance BV:
5.50%, 10/2/2017	EUR	400,000	$495,657
5.75%, 5/7/2020	EUR	300,000	408,307
5.88%, 10/30/2037	GBP	200,000	372,580
6.00%, 10/30/2019	GBP	200,000	360,432
6.38%, 6/7/2032	GBP	200,000	389,039
6.75%, 1/27/2039	GBP	150,000	308,444
EADS Finance BV:
2.38%, 4/2/2024	EUR	200,000	238,649
4.63%, 8/12/2016	EUR	250,000	292,074
EDP Finance BV:
2.63%, 1/18/2022	EUR	200,000	223,241
4.75%, 9/26/2016	EUR	200,000	232,252
Enel Finance International NV:
1.97%, 1/27/2025	EUR	334,000	359,953
4.00%, 9/14/2016	EUR	300,000	348,795
4.88%, 4/17/2023	EUR	200,000	268,232
5.00%, 9/14/2022	EUR	550,000	745,024
5.63%, 8/14/2024	GBP	150,000	269,550
5.75%, 9/14/2040	GBP	350,000	616,168
Heineken NV 2.13%, 8/4/2020	EUR	300,000	352,305
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	350,000	467,140
Iberdrola International BV:
3.50%, 2/1/2021	EUR	200,000	248,121
4.25%, 10/11/2018	EUR	300,000	371,622
ING Bank NV:
0.70%, 4/16/2020	EUR	300,000	328,818
1.25%, 12/13/2019	EUR	200,000	225,990
1.88%, 2/27/2018	EUR	400,000	461,536
4.25%, 1/13/2017	EUR	300,000	354,226
4.50%, 2/21/2022	EUR	500,000	666,053
ING Groep NV 4.75%, 5/31/2017	EUR	400,000	482,377
KBC IFIMA SA 4.50%, 3/27/2017	EUR	200,000	238,639
Koninklijke KPN NV 5.75%, 9/17/2029	GBP	250,000	447,031
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	241,282
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	200,000	235,162
3.63%, 10/7/2021	EUR	300,000	371,040
4.88%, 2/19/2019	EUR	200,000	252,790
Roche Finance Europe BV:
0.88%, 2/25/2025	EUR	200,000	209,803
2.00%, 6/25/2018	EUR	100,000	117,090
RWE Finance BV:
6.13%, 7/6/2039	GBP	200,000	368,232
6.25%, 6/3/2030	GBP	150,000	276,576
6.50%, 8/10/2021	EUR	200,000	286,473
6.63%, 1/31/2019	EUR	300,000	401,832
Shell International Finance BV:
1.00%, 4/6/2022	EUR	200,000	220,330
1.63%, 3/24/2021	EUR	200,000	230,989
1.63%, 1/20/2027	EUR	300,000	322,521
2.50%, 3/24/2026	EUR	200,000	238,079
4.38%, 5/14/2018	EUR	700,000	870,203
4.63%, 5/22/2017	EUR	250,000	301,922
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	300,000	346,854
1.75%, 3/12/2021	EUR	250,000	291,602
2.88%, 3/10/2028	EUR	200,000	246,238
5.13%, 2/20/2017	EUR	350,000	421,283
5.63%, 6/11/2018	EUR	400,000	514,153
Teva Pharmaceutical Finance Netherlands II BV 1.25%, 3/31/2023	EUR	300,000	315,398
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	200,000	214,595
1.00%, 10/26/2016	EUR	200,000	225,060
1.63%, 1/16/2030	EUR	200,000	202,316
1.88%, 5/15/2017	EUR	400,000	458,510
2.00%, 1/14/2020	EUR	300,000	352,006
2.00%, 3/26/2021	EUR	200,000	235,209
3.25%, 1/21/2019	EUR	300,000	365,572

			34,885,436

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	319,741
4.25%, 1/18/2022	EUR	200,000	263,905
4.38%, 2/24/2021	EUR	400,000	522,989

			1,106,635

SPAIN — 4.0%
BBVA Senior Finance SAU:
2.38%, 1/22/2019	EUR	200,000	232,722
3.75%, 1/17/2018	EUR	300,000	359,180
CaixaBank:
2.50%, 4/18/2017	EUR	400,000	459,683
3.13%, 5/14/2018	EUR	100,000	118,403
Criteria CaixaHolding SA:
1.63%, 4/21/2022	EUR	300,000	316,244
2.38%, 5/9/2019	EUR	200,000	229,424
Gas Natural Capital Markets SA 4.38%, 11/2/2016	EUR	200,000	234,676
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	250,000	316,550
Santander Consumer Finance SA 0.90%, 2/18/2020	EUR	200,000	218,490
Santander International Debt SAU:
1.38%, 3/25/2017	EUR	400,000	451,463
4.00%, 3/27/2017	EUR	300,000	353,453
4.00%, 1/24/2020	EUR	300,000	375,291
4.13%, 10/4/2017	EUR	150,000	180,027
Telefonica Emisiones SAU:
2.24%, 5/27/2022	EUR	400,000	459,399
3.66%, 9/18/2017	EUR	200,000	237,293
3.96%, 3/26/2021	EUR	300,000	377,998
3.99%, 1/23/2023	EUR	300,000	382,195
4.69%, 11/11/2019	EUR	300,000	384,471
4.71%, 1/20/2020	EUR	200,000	256,923
4.75%, 2/7/2017	EUR	400,000	475,698

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

4.80%, 2/21/2018	EUR	300,000	$369,078
5.38%, 2/2/2018	GBP	100,000	169,775
5.60%, 3/12/2020	GBP	200,000	348,259
5.81%, 9/5/2017	EUR	300,000	371,409

			7,678,104

SWEDEN — 2.8%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	300,000	342,974
2.00%, 2/17/2021	EUR	300,000	349,046
2.25%, 10/5/2017	EUR	400,000	464,744
3.25%, 7/5/2022	EUR	300,000	376,802
3.75%, 2/24/2017	EUR	300,000	353,270
4.00%, 7/11/2019	EUR	300,000	377,312
4.00%, 6/29/2020	EUR	250,000	319,661
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	200,000	232,739
2.00%, 2/19/2021	EUR	200,000	232,460
Svenska Handelsbanken AB:
2.25%, 6/14/2018	EUR	200,000	234,551
2.25%, 8/27/2020	EUR	200,000	237,090
2.63%, 8/23/2022	EUR	200,000	243,042
3.38%, 7/17/2017	EUR	300,000	354,988
3.75%, 2/24/2017	EUR	200,000	235,581
4.38%, 10/20/2021	EUR	400,000	531,898
Swedbank AB 3.38%, 2/9/2017	EUR	200,000	233,683
Volvo Treasury AB 5.00%, 5/31/2017	EUR	250,000	302,633

			5,422,474

SWITZERLAND — 2.4%
Credit Suisse AG/London:
0.50%, 3/29/2018	EUR	200,000	221,962
0.63%, 11/20/2018	EUR	200,000	221,778
1.38%, 11/29/2019	EUR	500,000	565,102
1.38%, 1/31/2022	EUR	400,000	441,137
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	200,000	211,867
1.25%, 4/14/2022	EUR	555,000	584,666
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	350,000	407,469
UBS AG/London:
0.50%, 5/15/2018	EUR	300,000	333,116
1.13%, 6/30/2020	EUR	335,000	372,760
1.25%, 9/3/2021	EUR	300,000	332,552
6.00%, 4/18/2018	EUR	400,000	512,595
6.63%, 4/11/2018	GBP	150,000	267,353

			4,472,357

UNITED ARAB EMIRATES — 0.1%
Xstrata Finance Dubai, Ltd. 2.63%, 11/19/2018	EUR	200,000	234,310

UNITED KINGDOM — 13.1%
Abbey National Treasury Services PLC:
0.88%, 1/13/2020	EUR	200,000	220,147
1.13%, 1/14/2022	EUR	300,000	324,599
1.13%, 3/10/2025	EUR	300,000	306,016
1.75%, 1/15/2018	EUR	200,000	229,060
1.88%, 2/17/2020	GBP	200,000	305,415
2.00%, 1/14/2019	EUR	200,000	231,176
Barclays Bank PLC:
2.13%, 2/24/2021	EUR	300,000	351,889
2.25%, 6/10/2024	EUR	200,000	233,430
4.00%, 1/20/2017	EUR	550,000	647,728
4.88%, 8/13/2019	EUR	300,000	390,506
Barclays PLC 1.50%, 4/1/2022	EUR	200,000	217,677
BAT International Finance PLC 5.38%, 6/29/2017	EUR	200,000	244,900
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	240,950
5.00%, 11/4/2036	GBP	200,000	367,231
5.13%, 12/1/2025	GBP	150,000	275,719
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	300,000	323,293
1.53%, 9/26/2022	EUR	300,000	335,611
1.57%, 2/16/2027	EUR	300,000	317,318
2.18%, 9/28/2021	EUR	200,000	235,154
2.97%, 2/27/2026	EUR	200,000	245,849
2.99%, 2/18/2019	EUR	300,000	362,076
3.83%, 10/6/2017	EUR	150,000	180,083
4.33%, 12/10/2018	GBP	200,000	339,994
British Telecommunications PLC:
1.13%, 6/10/2019	EUR	300,000	338,793
8.50%, 12/7/2016	GBP	150,000	258,859
Centrica PLC:
4.38%, 3/13/2029	GBP	100,000	164,758
7.00%, 9/19/2033	GBP	200,000	424,676
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	500,000	586,945
4.75%, 8/5/2019	EUR	550,000	706,292
5.13%, 9/18/2017	EUR	600,000	736,515
Diageo Finance PLC 1.13%, 5/20/2019	EUR	300,000	336,257
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	400,000	446,618
1.38%, 12/2/2024	EUR	200,000	218,673
4.25%, 12/18/2045	GBP	200,000	331,142
5.25%, 12/19/2033	GBP	200,000	379,656
5.25%, 4/10/2042	GBP	250,000	480,577
5.63%, 12/13/2017	EUR	250,000	314,604
6.38%, 3/9/2039	GBP	100,000	216,942
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	356,142
3.75%, 11/30/2016	EUR	250,000	292,469
3.88%, 10/24/2018	EUR	200,000	247,281
4.00%, 1/15/2021	EUR	300,000	388,846
Imperial Tobacco Finance PLC:
2.25%, 2/26/2021	EUR	200,000	232,166
9.00%, 2/17/2022	GBP	250,000	519,899
Lloyds Bank PLC:
0.63%, 4/20/2020	EUR	200,000	218,228
1.00%, 11/19/2021	EUR	200,000	217,429
1.25%, 1/13/2025	EUR	500,000	527,195
1.88%, 10/10/2018	EUR	200,000	231,910

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

4.63%, 2/2/2017	EUR	200,000	$238,204
5.38%, 9/3/2019	EUR	200,000	264,898
6.50%, 9/17/2040	GBP	250,000	543,761
Nationwide Building Society:
1.13%, 6/3/2022	EUR	200,000	216,496
1.25%, 3/3/2025	EUR	300,000	311,612
3.13%, 4/3/2017	EUR	200,000	233,478
5.63%, 9/9/2019	GBP	150,000	267,855
Royal Bank of Scotland Group PLC:
1.50%, 11/28/2016	EUR	300,000	336,985
1.63%, 6/25/2019	EUR	200,000	223,524
Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	350,000	415,883
5.38%, 9/30/2019	EUR	550,000	718,496
5.50%, 3/23/2020	EUR	100,000	132,880
7.50%, 4/29/2024	GBP	200,000	407,709
Sky PLC:
1.50%, 9/15/2021	EUR	300,000	332,852
2.50%, 9/15/2026	EUR	300,000	336,736
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	400,000	459,899
1.63%, 6/13/2021	EUR	200,000	226,132
1.75%, 10/29/2017	EUR	200,000	229,176
3.88%, 10/20/2016	EUR	400,000	466,622
4.13%, 1/18/2019	EUR	200,000	248,860
4.38%, 1/18/2038	GBP	100,000	158,415
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	200,000	361,970
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	500,000	548,424
1.88%, 9/11/2025	EUR	200,000	215,428
4.65%, 1/20/2022	EUR	200,000	264,527
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	200,000	358,920
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	384,719

			25,003,154

UNITED STATES — 22.6%
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	316,639
Apple, Inc.:
1.00%, 11/10/2022	EUR	300,000	327,490
1.63%, 11/10/2026	EUR	500,000	546,425
AT&T, Inc.:
1.30%, 9/5/2023	EUR	400,000	422,804
1.45%, 6/1/2022	EUR	200,000	219,341
1.88%, 12/4/2020	EUR	200,000	230,671
2.40%, 3/15/2024	EUR	400,000	456,420
2.45%, 3/15/2035	EUR	300,000	287,801
2.50%, 3/15/2023	EUR	300,000	347,531
2.65%, 12/17/2021	EUR	400,000	476,588
3.50%, 12/17/2025	EUR	200,000	248,111
3.55%, 12/17/2032	EUR	300,000	347,998
4.25%, 6/1/2043	GBP	200,000	287,783
4.88%, 6/1/2044	GBP	200,000	315,647
5.88%, 4/28/2017	GBP	150,000	252,803
7.00%, 4/30/2040	GBP	250,000	513,825
Bank of America Corp.:
1.38%, 9/10/2021	EUR	400,000	442,980
1.88%, 1/10/2019	EUR	300,000	346,541
2.38%, 6/19/2024	EUR	300,000	341,665
2.50%, 7/27/2020	EUR	350,000	413,924
4.63%, 8/7/2017	EUR	300,000	362,843
4.75%, 4/3/2017	EUR	250,000	299,452
6.13%, 9/15/2021	GBP	200,000	368,898
7.00%, 7/31/2028	GBP	300,000	632,082
7.75%, 4/30/2018	GBP	200,000	364,141
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	200,000	197,934
1.63%, 3/16/2035	EUR	300,000	276,954
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	200,000	214,064
1.00%, 7/18/2017	EUR	300,000	338,869
Citigroup, Inc.:
1.38%, 10/27/2021	EUR	300,000	331,527
1.75%, 1/28/2025	EUR	200,000	214,787
2.13%, 9/10/2026	EUR	400,000	435,205
2.38%, 5/22/2024	EUR	200,000	228,691
4.38%, 1/30/2017	EUR	300,000	355,611
5.00%, 8/2/2019	EUR	550,000	713,061
7.38%, 9/4/2019	EUR	400,000	562,700
Coca-cola Co.:
0.75%, 3/9/2023	EUR	400,000	423,002
1.13%, 3/9/2027	EUR	400,000	407,061
1.63%, 3/9/2035	EUR	300,000	286,260
1.88%, 9/22/2026	EUR	200,000	222,556
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	318,959
GE Capital European Funding 1.63%, 3/15/2018	EUR	300,000	344,632
General Electric Co.:
1.25%, 5/26/2023	EUR	300,000	327,880
1.88%, 5/28/2027	EUR	300,000	329,011
Goldman Sachs Group, Inc.:
1.38%, 7/26/2022	EUR	300,000	326,964
2.13%, 9/30/2024	EUR	200,000	222,075
2.50%, 10/18/2021	EUR	300,000	353,286
2.63%, 8/19/2020	EUR	300,000	355,873
3.25%, 2/1/2023	EUR	200,000	243,981
4.25%, 1/29/2026	GBP	100,000	165,280
4.38%, 3/16/2017	EUR	150,000	178,257
4.50%, 1/30/2017	EUR	300,000	355,947
5.13%, 10/23/2019	EUR	200,000	261,478
6.38%, 5/2/2018	EUR	350,000	452,535
Heathrow Funding, Ltd.:
4.63%, 10/31/2048	GBP	200,000	333,114
5.23%, 2/15/2023	GBP	200,000	357,491
5.88%, 5/31/2043	GBP	200,000	392,958
6.45%, 12/10/2031	GBP	150,000	306,859
6.75%, 12/3/2026	GBP	150,000	305,223
HSBC Finance Corp. 4.88%, 5/30/2017	EUR	300,000	362,502

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

International Business Machines Corp.:
1.25%, 5/26/2023	EUR	200,000	$218,483
1.38%, 11/19/2019	EUR	200,000	230,197
1.88%, 11/6/2020	EUR	400,000	467,409
2.75%, 12/21/2020	GBP	200,000	323,157
2.88%, 11/7/2025	EUR	200,000	244,381
Johnson & Johnson 4.75%, 11/6/2019	EUR	200,000	264,302
JPMorgan Chase & Co.:
1.38%, 9/16/2021	EUR	400,000	445,651
1.50%, 1/27/2025	EUR	400,000	426,917
1.88%, 11/21/2019	EUR	300,000	350,098
2.63%, 4/23/2021	EUR	400,000	478,513
2.75%, 8/24/2022	EUR	400,000	481,604
2.75%, 2/1/2023	EUR	300,000	360,501
3.00%, 2/19/2026	EUR	300,000	363,655
3.88%, 9/23/2020	EUR	300,000	380,971
Merck & Co, Inc. 1.88%, 10/15/2026	EUR	400,000	447,332
Microsoft Corp.:
2.13%, 12/6/2021	EUR	400,000	474,212
3.13%, 12/6/2028	EUR	400,000	506,043
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	300,000	351,877
Morgan Stanley:
1.75%, 1/30/2025	EUR	500,000	533,576
1.88%, 3/30/2023	EUR	300,000	333,708
2.25%, 3/12/2018	EUR	300,000	348,295
2.38%, 3/31/2021	EUR	400,000	467,640
3.75%, 9/21/2017	EUR	300,000	358,159
4.38%, 10/12/2016	EUR	100,000	117,195
5.38%, 8/10/2020	EUR	300,000	402,305
5.50%, 10/2/2017	EUR	300,000	371,328
Oracle Corp. 2.25%, 1/10/2021	EUR	300,000	355,893
Pfizer, Inc.:
5.75%, 6/3/2021	EUR	450,000	640,460
6.50%, 6/3/2038	GBP	400,000	879,899
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	300,000	345,910
2.88%, 3/3/2026	EUR	200,000	240,431
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	196,019
2.38%, 9/23/2024	EUR	300,000	327,023
Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	300,000	351,113
4.88%, 5/11/2027	EUR	200,000	290,197
5.13%, 10/24/2017	EUR	250,000	309,838
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	550,000	804,262
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	250,000	290,727
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	200,000	215,339
1.00%, 9/10/2021	EUR	200,000	221,988
1.25%, 8/1/2017	EUR	300,000	340,926
1.80%, 7/23/2020	EUR	200,000	233,658
Verizon Communications, Inc.:
1.63%, 3/1/2024	EUR	300,000	325,581
2.38%, 2/17/2022	EUR	400,000	469,381
2.63%, 12/1/2031	EUR	300,000	324,952
3.25%, 2/17/2026	EUR	300,000	367,937
4.07%, 6/18/2024	GBP	100,000	163,553
4.75%, 2/17/2034	GBP	200,000	333,121
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	296,926
4.88%, 1/19/2039	GBP	250,000	467,801
5.25%, 9/28/2035	GBP	150,000	292,103
5.63%, 3/27/2034	GBP	250,000	502,068
Wells Fargo & Co.:
1.13%, 10/29/2021	EUR	300,000	330,963
1.63%, 6/2/2025	EUR	300,000	324,232
2.13%, 4/22/2022	GBP	200,000	301,630
2.13%, 6/4/2024	EUR	300,000	343,587
2.25%, 9/3/2020	EUR	300,000	355,646
2.25%, 5/2/2023	EUR	400,000	466,338
2.63%, 8/16/2022	EUR	250,000	299,597
4.13%, 11/3/2016	EUR	50,000	58,628
4.13%, 11/3/2016	EUR	350,000	410,394
4.63%, 11/2/2035	GBP	150,000	261,076

			43,159,696

TOTAL BONDS & NOTES —
(Cost $211,149,834)			187,665,393

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c)(d) (Cost $93,042)		93,042	93,042

TOTAL INVESTMENTS — 98.2% (e)
(Cost $211,242,876)			187,758,435
OTHER ASSETS & LIABILITIES — 1.8%			3,396,582

NET ASSETS — 100.0%			$191,155,017

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (Note 2).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

At June 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amounts Sold		Amounts Bought		Date	(Depreciation)

UBS AG London	JPY	35,000,000	EUR	252,810	7/7/2015	$(4,348)
Barclays Bank PLC Wholesale	JPY	35,000,000	EUR	252,957	7/7/2015	(4,184)
UBS AG London	EUR	205,420	JPY	27,500,000	7/7/2015	(4,143)
Deutsche Bank AG	EUR	205,403	JPY	27,500,000	7/7/2015	(4,124)
Barclays Bank PLC Wholesale	EUR	112,045	JPY	15,000,000	7/7/2015	(2,257)
UBS AG London	EUR	252,792	JPY	35,000,000	8/5/2015	4,361
Barclays Bank PLC Wholesale	EUR	252,934	JPY	35,000,000	8/5/2015	4,203
Citibank N.A. London	EUR	403,391	JPY	55,000,000	8/5/2015	2

						$(10,490)

PLC = Public Limited Company
SAS = Societe par Actions Simplifiee

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.4%
BRAZIL — 12.3%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2016 (a)	BRL	4,540,000	$1,277,976
Zero Coupon, 10/1/2016 (a)	BRL	3,450,000	939,394
Zero Coupon, 1/1/2017 (a)	BRL	4,250,000	1,123,361
Zero Coupon, 7/1/2017 (a)	BRL	2,800,000	698,066
Zero Coupon, 1/1/2018 (a)	BRL	5,200,000	1,225,976
Zero Coupon, 7/1/2018 (a)	BRL	4,950,000	1,102,084
Zero Coupon, 1/1/2019 (a)	BRL	4,200,000	883,046
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2017	BRL	1,940,000	593,358
10.00%, 1/1/2018	BRL	1,540,000	464,063
10.00%, 1/1/2019	BRL	650,000	193,317
10.00%, 1/1/2021	BRL	4,330,000	1,253,903
10.00%, 1/1/2023	BRL	3,480,000	987,030
10.00%, 1/1/2025	BRL	3,350,000	933,253
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	107,037
10.25%, 1/10/2028	BRL	250,000	84,664
12.50%, 1/5/2022	BRL	250,000	93,251

			11,959,779

CHILE — 1.5%
Bonos del Banco Central de Chile en Pesos:
6.00%, 8/1/2016	CLP	40,000,000	64,383
6.00%, 1/1/2017	CLP	25,000,000	40,588
6.00%, 6/1/2017	CLP	55,000,000	90,098
6.00%, 3/1/2018	CLP	80,000,000	132,276
6.00%, 6/1/2018	CLP	120,000,000	199,595
6.00%, 2/1/2021	CLP	175,000,000	297,969
6.00%, 3/1/2022	CLP	120,000,000	205,438
6.00%, 3/1/2023	CLP	130,000,000	223,844
Chile Government International Bond 5.50%, 8/5/2020	CLP	142,000,000	236,974

			1,491,165

COLOMBIA — 4.1%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	88,000,000	30,585
7.75%, 4/14/2021	COP	115,000,000	48,573
9.85%, 6/28/2027	COP	115,000,000	54,279
Colombian TES:
5.00%, 11/21/2018	COP	2,000,000,000	759,104
6.00%, 4/28/2028	COP	1,500,000,000	490,795
7.00%, 9/11/2019	COP	1,500,000,000	600,048
7.00%, 5/4/2022	COP	2,000,000,000	774,841
7.25%, 6/15/2016	COP	250,000,000	98,499
7.50%, 8/26/2026	COP	2,000,000,000	755,598
11.00%, 7/24/2020	COP	500,000,000	231,580
11.25%, 10/24/2018	COP	210,000,000	94,410

			3,938,312

CZECH REPUBLIC — 3.4%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	1,100,000	45,200
0.85%, 3/17/2018	CZK	200,000	8,308
1.50%, 10/29/2019	CZK	7,350,000	314,303
2.40%, 9/17/2025	CZK	3,000,000	136,009
2.50%, 8/25/2028	CZK	3,000,000	135,129
3.75%, 9/12/2020	CZK	6,400,000	304,892
3.85%, 9/29/2021	CZK	6,200,000	303,514
4.00%, 4/11/2017	CZK	8,200,000	358,493
4.20%, 12/4/2036	CZK	5,000,000	278,760
4.60%, 8/18/2018	CZK	6,800,000	315,662
4.70%, 9/12/2022	CZK	8,000,000	415,252
5.00%, 4/11/2019	CZK	8,100,000	389,395
5.70%, 5/25/2024	CZK	5,800,000	331,943

			3,336,860

HUNGARY — 3.0%
Hungary Government Bond:
2.50%, 6/22/2018	HUF	20,000,000	71,428
3.50%, 6/24/2020	HUF	90,000,000	325,927
4.00%, 4/25/2018	HUF	105,000,000	389,803
5.50%, 12/22/2016	HUF	50,000,000	187,930
5.50%, 6/24/2025	HUF	59,200,000	235,644
6.00%, 11/24/2023	HUF	92,000,000	375,242
6.50%, 6/24/2019	HUF	127,000,000	513,711
6.75%, 2/24/2017	HUF	50,000,000	191,604
6.75%, 11/24/2017	HUF	6,000,000	23,756
7.00%, 6/24/2022	HUF	89,000,000	378,528
7.50%, 11/12/2020	HUF	51,200,000	220,538

			2,914,111

INDONESIA — 4.5%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	2,000,000,000	139,204
5.63%, 5/15/2023	IDR	6,500,000,000	411,788
6.13%, 5/15/2028	IDR	11,500,000,000	708,070
6.25%, 4/15/2017	IDR	1,500,000,000	109,405
6.38%, 4/15/2042	IDR	1,700,000,000	96,736
6.63%, 5/15/2033	IDR	1,500,000,000	92,914
7.00%, 5/15/2022	IDR	1,290,000,000	90,031
7.00%, 5/15/2027	IDR	2,300,000,000	155,518
7.88%, 4/15/2019	IDR	6,000,000,000	446,095
8.25%, 7/15/2021	IDR	1,940,000,000	145,091
8.25%, 6/15/2032	IDR	5,210,000,000	381,787
8.38%, 3/15/2024	IDR	3,400,000,000	255,121
8.38%, 9/15/2026	IDR	500,000,000	37,523
8.38%, 3/15/2034	IDR	4,000,000,000	299,269
9.00%, 3/15/2029	IDR	2,000,000,000	158,110
9.50%, 7/15/2031	IDR	580,000,000	47,247
9.50%, 5/15/2041	IDR	1,000,000,000	81,295
9.75%, 5/15/2037	IDR	1,250,000,000	104,032
10.00%, 7/15/2017	IDR	1,800,000,000	140,040

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

10.50%, 8/15/2030	IDR	1,600,000,000	$140,346
10.75%, 5/15/2016	IDR	1,600,000,000	123,608
11.00%, 11/15/2020	IDR	1,190,000,000	99,504
11.50%, 9/15/2019	IDR	900,000,000	75,111
12.80%, 6/15/2021	IDR	750,000,000	67,836

			4,405,681

ISRAEL — 4.3%
Israel Government Bond — Fixed:
1.25%, 10/31/2017	ILS	450,000	121,325
2.25%, 5/31/2019	ILS	470,000	130,705
3.75%, 3/31/2024	ILS	880,000	258,664
4.00%, 1/31/2018	ILS	1,500,000	433,110
4.25%, 8/31/2016	ILS	900,000	250,027
4.25%, 3/31/2023	ILS	850,000	258,958
5.00%, 1/31/2020	ILS	1,600,000	495,930
5.50%, 2/28/2017	ILS	1,750,000	504,308
5.50%, 1/31/2022	ILS	1,220,000	397,718
5.50%, 1/31/2042	ILS	1,000,000	347,576
6.00%, 2/28/2019	ILS	1,550,000	487,104
6.25%, 10/30/2026	ILS	1,280,000	457,348

			4,142,773

MALAYSIA — 8.4%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	870,000	230,905
3.26%, 3/1/2018	MYR	1,610,000	424,464
3.31%, 10/31/2017	MYR	1,880,000	499,013
3.39%, 3/15/2017	MYR	1,750,000	465,927
3.48%, 3/15/2023	MYR	1,010,000	259,058
3.49%, 3/31/2020	MYR	1,800,000	473,074
3.50%, 5/31/2027	MYR	600,000	149,120
3.58%, 9/28/2018	MYR	2,000,000	531,013
3.65%, 10/31/2019	MYR	580,000	154,081
3.73%, 6/15/2028	MYR	240,000	60,463
3.84%, 4/15/2033	MYR	1,320,000	329,695
3.89%, 7/31/2020	MYR	1,500,000	400,554
3.89%, 3/15/2027	MYR	600,000	155,011
4.13%, 4/15/2032	MYR	300,000	77,410
4.16%, 7/15/2021	MYR	290,000	78,419
4.18%, 7/15/2024	MYR	1,400,000	375,763
4.23%, 6/30/2031	MYR	200,000	52,209
4.38%, 11/29/2019	MYR	400,000	109,391
4.39%, 4/15/2026	MYR	900,000	243,100
4.50%, 4/15/2030	MYR	700,000	191,495
4.94%, 9/30/2043	MYR	100,000	27,257
Malaysia Government Investment Issue:
3.68%, 11/23/2017	MYR	3,000,000	799,670
3.80%, 8/27/2020	MYR	4,000,000	1,062,321
4.19%, 7/15/2022	MYR	2,000,000	536,225
4.44%, 5/22/2024	MYR	1,800,000	487,610

			8,173,248

MEXICO — 9.7%
Mexican Bonos:
4.75%, 6/14/2018	MXN	8,400,000	537,527
5.00%, 12/11/2019	MXN	2,300,000	145,373
6.25%, 6/16/2016	MXN	2,850,000	186,446
6.50%, 6/10/2021	MXN	7,500,000	497,730
6.50%, 6/9/2022	MXN	7,300,000	481,987
7.25%, 12/15/2016	MXN	9,300,000	621,105
7.50%, 6/3/2027	MXN	8,020,000	561,509
7.75%, 12/14/2017	MXN	12,000,000	825,799
7.75%, 5/29/2031	MXN	15,200,000	1,080,385
7.75%, 11/23/2034	MXN	500,000	35,465
7.75%, 11/13/2042	MXN	9,300,000	660,552
8.00%, 6/11/2020	MXN	8,200,000	584,151
8.00%, 12/7/2023	MXN	4,400,000	316,882
8.50%, 12/13/2018	MXN	14,000,000	994,978
8.50%, 5/31/2029	MXN	6,850,000	520,126
8.50%, 11/18/2038	MXN	4,500,000	343,049
10.00%, 12/5/2024	MXN	9,800,000	799,738
10.00%, 11/20/2036	MXN	3,300,000	287,650

			9,480,452

NIGERIA — 2.3%
Nigeria Government Bond:
7.00%, 10/23/2019	NGN	55,000,000	207,750
10.00%, 7/23/2030	NGN	150,000,000	512,820
10.70%, 5/30/2018	NGN	63,440,000	287,952
13.05%, 8/16/2016	NGN	20,000,000	99,035
14.20%, 3/14/2024	NGN	49,000,000	240,245
15.10%, 4/27/2017	NGN	100,000,000	503,771
16.39%, 1/27/2022	NGN	74,000,000	395,597

			2,247,170

PERU — 1.9%
Peru Government Bond 6.95%, 8/12/2031	PEN	1,120,000	344,928
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	710,000	206,730
5.70%, 8/12/2024	PEN	300,000	89,895
6.00%, 2/12/2029	PEN	400,000	116,985
6.85%, 2/12/2042	PEN	880,000	260,984
6.90%, 8/12/2037	PEN	750,000	227,345
7.84%, 8/12/2020	PEN	1,395,000	488,515
8.20%, 8/12/2026	PEN	120,000	42,211
8.60%, 8/12/2017	PEN	230,000	79,022

			1,856,615

PHILIPPINES — 4.5%
Philippine Government Bond:
3.63%, 3/21/2033	PHP	5,000,000	102,923
3.88%, 11/22/2019	PHP	30,160,000	684,177
4.13%, 8/20/2024	PHP	22,500,000	516,586
5.00%, 8/18/2018	PHP	7,900,000	184,849
5.75%, 11/24/2021	PHP	2,800,000	68,878
5.88%, 1/31/2018	PHP	3,400,000	80,620
5.88%, 12/16/2020	PHP	7,950,000	195,044
6.13%, 10/24/2037	PHP	12,500,000	327,773
6.38%, 1/19/2022	PHP	8,700,000	221,830
7.00%, 3/31/2017	PHP	6,000,000	142,602
7.75%, 8/23/2017	PHP	5,000,000	123,825
7.88%, 2/19/2019	PHP	1,000,000	25,586
8.00%, 7/19/2031	PHP	20,387,338	651,233
8.13%, 12/16/2035	PHP	18,300,000	576,802
9.13%, 9/4/2016	PHP	8,700,000	206,879

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	$251,719

			4,361,326

POLAND — 4.4%
Poland Government Bond:
Zero Coupon, 7/25/2016 (a)	PLN	200,000	52,178
1.50%, 4/25/2020	PLN	1,800,000	452,282
2.50%, 7/25/2018	PLN	1,430,000	382,640
3.25%, 7/25/2019	PLN	800,000	218,695
3.25%, 7/25/2025	PLN	700,000	185,638
3.75%, 4/25/2018	PLN	850,000	235,344
4.00%, 10/25/2023	PLN	1,000,000	281,528
4.75%, 10/25/2016	PLN	1,000,000	275,926
4.75%, 4/25/2017	PLN	2,150,000	599,970
5.25%, 10/25/2017	PLN	1,500,000	427,626
5.25%, 10/25/2020	PLN	100,000	29,844
5.50%, 10/25/2019	PLN	550,000	163,937
5.75%, 10/25/2021	PLN	500,000	154,112
5.75%, 9/23/2022	PLN	2,100,000	651,905
5.75%, 4/25/2029	PLN	630,000	208,906

			4,320,531

ROMANIA — 2.2%
Romania Government Bond:
3.25%, 1/17/2018	RON	1,300,000	331,359
4.75%, 8/29/2016	RON	980,000	252,169
4.75%, 6/24/2019	RON	900,000	240,257
4.75%, 2/24/2025	RON	1,000,000	260,044
5.60%, 11/28/2018	RON	700,000	191,650
5.75%, 4/29/2020	RON	580,000	161,272
5.80%, 7/26/2027	RON	250,000	69,300
5.85%, 4/26/2023	RON	800,000	222,632
5.90%, 7/26/2017	RON	1,020,000	273,432
5.95%, 6/11/2021	RON	500,000	140,867

			2,142,982

RUSSIA — 3.1%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	29,000,000	467,676
6.40%, 5/27/2020	RUB	11,000,000	164,166
6.80%, 12/11/2019	RUB	17,900,000	275,818
6.90%, 8/3/2016	RUB	3,800,000	65,749
7.00%, 1/25/2023	RUB	4,600,000	66,422
7.00%, 8/16/2023	RUB	31,212,000	445,086
7.05%, 1/19/2028	RUB	16,200,000	218,074
7.40%, 6/14/2017	RUB	7,620,000	129,177
7.50%, 3/15/2018	RUB	37,500,000	621,411
7.50%, 2/27/2019	RUB	10,000,000	161,447
7.60%, 4/14/2021	RUB	13,300,000	205,176
8.15%, 2/3/2027	RUB	9,000,000	133,914
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	5,000,000	82,552

			3,036,668

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	6,600,000	409,777
6.50%, 2/28/2041	ZAR	8,300,000	520,043
6.75%, 3/31/2021	ZAR	6,300,000	491,117
7.00%, 2/28/2031	ZAR	9,200,000	645,408
7.25%, 1/15/2020	ZAR	6,150,000	496,499
7.75%, 2/28/2023	ZAR	2,650,000	213,437
8.00%, 12/21/2018	ZAR	3,800,000	317,503
8.00%, 1/31/2030	ZAR	1,700,000	132,153
8.25%, 9/15/2017	ZAR	3,500,000	294,268
8.75%, 2/28/2048	ZAR	4,900,000	395,464
10.50%, 12/21/2026	ZAR	5,100,000	489,086
13.50%, 9/15/2016	ZAR	1	—

			4,404,755

SOUTH KOREA — 12.5%
Korea Treasury Bond:
2.00%, 12/10/2017	KRW	750,000,000	676,051
2.00%, 3/10/2020	KRW	600,000,000	536,224
2.75%, 6/10/2016	KRW	790,000,000	715,710
2.75%, 6/10/2017	KRW	730,000,000	667,232
2.75%, 9/10/2017	KRW	1,330,000,000	1,217,815
2.75%, 3/10/2018	KRW	729,000,000	669,849
2.75%, 9/10/2019	KRW	300,000,000	276,830
2.75%, 12/10/2044	KRW	100,000,000	89,684
3.00%, 12/10/2016	KRW	850,000,000	776,355
3.00%, 3/10/2023	KRW	580,000,000	543,591
3.00%, 9/10/2024	KRW	700,000,000	656,536
3.00%, 12/10/2042	KRW	645,000,000	606,730
3.13%, 3/10/2019	KRW	230,000,000	214,774
3.25%, 9/10/2018	KRW	200,000,000	186,921
3.38%, 9/10/2023	KRW	330,000,000	317,336
3.50%, 9/10/2016	KRW	50,000,000	45,796
3.50%, 3/10/2017	KRW	190,000,000	175,397
3.50%, 3/10/2024	KRW	630,000,000	612,659
3.75%, 6/10/2022	KRW	450,000,000	441,213
3.75%, 12/10/2033	KRW	310,000,000	321,884
4.00%, 12/10/2031	KRW	545,000,000	576,475
4.25%, 6/10/2021	KRW	767,000,000	765,661
4.75%, 12/10/2030	KRW	620,000,000	704,254
5.50%, 12/10/2029	KRW	180,000,000	217,319
5.75%, 9/10/2018	KRW	130,000,000	130,453

			12,142,749

THAILAND — 6.3%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	361,345
3.25%, 6/16/2017	THB	14,000,000	427,807
3.45%, 3/8/2019	THB	9,500,000	293,990
3.58%, 12/17/2027	THB	9,850,000	300,094
3.63%, 6/16/2023	THB	17,930,000	557,853
3.65%, 12/17/2021	THB	32,700,000	1,025,029
3.65%, 6/20/2031	THB	10,700,000	317,400
3.78%, 6/25/2032	THB	9,700,000	290,166
3.80%, 6/14/2041	THB	17,000,000	496,474
3.85%, 12/12/2025	THB	2,000,000	63,865
3.88%, 6/13/2019	THB	29,500,000	929,901
4.13%, 11/18/2016	THB	4,500,000	137,883

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount		Value

4.68%, 6/29/2044	THB	10,000,000	$334,328
4.85%, 6/17/2061	THB	2,000,000	67,014
4.88%, 6/22/2029	THB	9,600,000	329,386
5.13%, 3/13/2018	THB	6,000,000	193,507
5.40%, 7/27/2016	THB	1,100,000	33,884

			6,159,926

TURKEY — 4.5%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	1,490,000	516,133
7.10%, 3/8/2023	TRY	950,000	314,539
7.40%, 2/5/2020	TRY	600,000	207,391
8.00%, 3/12/2025	TRY	500,000	172,359
8.20%, 7/13/2016	TRY	500,000	183,650
8.50%, 7/10/2019	TRY	900,000	326,540
8.50%, 9/14/2022	TRY	700,000	250,840
8.80%, 11/14/2018	TRY	1,500,000	549,272
8.80%, 9/27/2023	TRY	780,000	284,457
9.00%, 3/8/2017	TRY	1,200,000	444,345
9.00%, 7/24/2024	TRY	800,000	295,931
9.50%, 1/12/2022	TRY	500,000	188,410
10.40%, 3/20/2024	TRY	650,000	260,582
10.50%, 1/15/2020	TRY	970,000	378,730

			4,373,179

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $109,008,492)			94,888,282

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b)(c)(d) (Cost $214,181)		214,181	214,181

TOTAL INVESTMENTS — 97.6% (e)
(Cost $109,222,673)			95,102,463
OTHER ASSETS & LIABILITIES — 2.4%			2,384,073

NET ASSETS — 100.0%			$97,486,536

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (Note 2).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

At June 30, 2015, open forward foreign currency contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

JPMorgan Chase Bank NA London	USD	258,893	NGN	52,400,000	07/07/2015	$4,289
UBS AG London	USD	94,843	RUB	4,800,000	07/07/2015	(8,843)
JPMorgan Chase Bank NA London	NGN	52,400,000	USD	260,308	07/07/2015	(2,873)
UBS AG London	RUB	4,800,000	USD	90,158	07/07/2015	4,157

						$(3,270)

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht

See accompanying notes to financial statements.

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount*		Value

BONDS & NOTES* — 98.3%
ARGENTINA — 0.2%
Pan American Energy LLC/Argentine Branch 7.88%, 5/7/2021		50,000	$51,188

AUSTRALIA — 1.5%
FMG Resources August 2006 Pty, Ltd.:
8.25%, 11/1/2019 (a)		200,000	168,750
9.75%, 3/1/2022 (a)		100,000	103,250
Origin Energy Finance, Ltd. 4.00%, 9/16/2074 (b)	EUR	100,000	105,849

			377,849

AUSTRIA — 1.2%
JBS Investments GmbH 7.75%, 10/28/2020		200,000	217,500
Raiffeisen Bank International AG 4.50%, 2/21/2025 (b)	EUR	100,000	87,019

			304,519

BRAZIL — 0.7%
Oi SA 5.75%, 2/10/2022		200,000	173,250

CANADA — 7.9%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (a)		100,000	98,500
6.00%, 4/1/2022 (a)		100,000	102,750
Baytex Energy Corp. 5.13%, 6/1/2021 (a)		50,000	46,875
Bombardier, Inc.:
5.75%, 3/15/2022 (a)		100,000	89,000
6.00%, 10/15/2022 (a)		100,000	88,750
7.50%, 3/15/2018 (a)		100,000	104,500
Brookfield Residential Properties, Inc. 6.13%, 7/1/2022 (a)		100,000	98,500
Cascades, Inc. 5.50%, 7/15/2022 (a)		100,000	96,750
Concordia Healthcare Corp. 7.00%, 4/15/2023 (a)		50,000	50,000
First Quantum Minerals, Ltd. 7.25%, 5/15/2022 (a)		200,000	191,250
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)		30,000	30,975
HudBay Minerals, Inc. 9.50%, 10/1/2020		50,000	53,000
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)		50,000	32,125
MDC Partners, Inc. 6.75%, 4/1/2020 (a)		100,000	99,625
MEG Energy Corp. 7.00%, 3/31/2024 (a)		100,000	95,875
Novelis, Inc. 8.75%, 12/15/2020		150,000	158,625
Pacific Rubiales Energy Corp.:
5.38%, 1/26/2019		100,000	82,150
5.63%, 1/19/2025		100,000	72,500
Paramount Resources, Ltd. 6.88%, 6/30/2023 (a)		50,000	50,125
Precision Drilling Corp. 5.25%, 11/15/2024		100,000	87,000
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	99,750
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		50,000	53,050
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	91,000

			1,972,675

CAYMAN ISLANDS — 0.8%
Wynn Macau, Ltd. 5.25%, 10/15/2021 (a)		200,000	189,000

CHINA — 0.4%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	101,000

COLOMBIA — 0.6%
Bancolombia SA 5.13%, 9/11/2022		150,000	149,700

DENMARK — 0.2%
Danske Bank A/S 4.88%, 5/29/2049 (b)	EUR	50,000	58,361

DOMINICAN REPUBLIC — 0.8%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019		200,000	204,000

FINLAND — 0.5%
Nokia Oyj:
6.63%, 5/15/2039		50,000	54,250
6.75%, 2/4/2019	EUR	50,000	64,763

			119,013

FRANCE — 11.7%
Accor SA 4.13%, 6/30/2049 (b)	EUR	100,000	111,086
BNP Paribas SA:
5.02%, 4/29/2049 (b)	EUR	50,000	58,164
7.20%, 6/29/2049 (a)(b)		100,000	118,000
BPCE SA 12.50%, 9/29/2049 (b)	EUR	50,000	76,183
Casino Guichard Perracho SA 4.87%, 1/31/2049 (b)	EUR	100,000	113,537
Credit Agricole SA:
6.64%, 5/29/2049 (a)(b)		100,000	104,000
8.20%, 3/29/2049 (b)	EUR	50,000	64,763
Europcar Groupe SA 9.38%, 4/15/2018	EUR	100,000	116,389
Faurecia 3.13%, 6/15/2022	EUR	100,000	106,629
Groupama SA:
6.30%, 10/29/2049 (b)	EUR	50,000	56,964
7.88%, 10/27/2039 (b)	EUR	50,000	62,153
Italcementi Finance SA 6.13%, 2/21/2018	EUR	100,000	121,303
Labco SA 8.50%, 1/15/2018	EUR	100,000	115,598
Lafarge SA:
4.75%, 9/30/2020	EUR	100,000	128,811
6.75%, 12/16/2019	EUR	50,000	65,542

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount*		Value

8.88%, 11/24/2016	EUR	100,000	$123,308
Numericable-SFR SAS:
4.88%, 5/15/2019 (a)		200,000	198,000
5.63%, 5/15/2024	EUR	100,000	112,256
6.25%, 5/15/2024 (a)		200,000	196,750
Peugeot SA:
6.50%, 1/18/2019	EUR	50,000	63,675
7.38%, 3/6/2018	EUR	100,000	126,855
Rexel SA 5.13%, 6/15/2020	EUR	100,000	117,799
Societe Generale SA:
5.92%, 12/31/2049 (a)(b)		100,000	102,375
8.88%, 6/29/2049 (b)	GBP	50,000	88,012
9.38%, 9/29/2049 (b)	EUR	50,000	68,495
Tereos Finance Groupe I 4.25%, 3/4/2020	EUR	100,000	109,874
Vallourec SA 2.25%, 9/30/2024	EUR	100,000	95,529
Veolia Environnement SA 4.45%, 1/29/2049 (b)	EUR	100,000	115,877

			2,937,927

GERMANY — 5.1%
Commerzbank AG:
7.75%, 3/16/2021	EUR	100,000	132,848
8.13%, 9/19/2023 (a)		200,000	233,268
Deutsche Pfandbriefbank AG 2.25%, 9/11/2017	EUR	100,000	110,569
K+S AG 4.13%, 12/6/2021	EUR	100,000	129,653
ThyssenKrupp AG:
1.75%, 11/25/2020	EUR	100,000	107,969
3.13%, 10/25/2019	EUR	100,000	114,818
Unitymedia GmbH 6.13%, 1/15/2025 (a)		200,000	209,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.75%, 1/15/2023	EUR	90,000	107,799
6.25%, 1/15/2029	EUR	100,000	125,208

			1,271,132

HUNGARY — 0.5%
Mol Hungarian Oil & Gas PLC 5.88%, 4/20/2017	EUR	100,000	119,420

INDIA — 0.6%
ICICI Bank, Ltd. 6.38%, 4/30/2022 (b)		150,000	154,186

IRELAND — 4.7%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 4.50%, 5/15/2021 (a)		150,000	150,750
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.50%, 9/26/2019		200,000	192,000
Allied Irish Banks PLC 2.75%, 4/16/2019	EUR	100,000	115,180
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/2022	EUR	100,000	110,587
6.00%, 6/30/2021 (a)		200,000	199,500
Bank of Ireland 2.00%, 5/8/2017	EUR	100,000	112,527
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	182,976
Smurfit Kappa Acquisitions 3.25%, 6/1/2021	EUR	100,000	113,520

			1,177,040

ISRAEL — 0.4%
B Communications, Ltd. 7.38%, 2/15/2021 (a)		100,000	107,250

ITALY — 8.8%
Assicurazioni Generali SpA 6.42%, 12/29/2049 (b)	GBP	50,000	79,421
Astaldi SpA 7.13%, 12/1/2020	EUR	100,000	117,004
Banca Monte dei Paschi di Siena SpA 3.63%, 4/1/2019	EUR	100,000	112,396
Banca Popolare di Milano Scarl 4.25%, 1/30/2019	EUR	100,000	117,680
Banca Popolare di Vicenza 5.00%, 10/25/2018	EUR	100,000	114,534
Banco Popolare SC:
3.50%, 3/14/2019	EUR	100,000	114,460
6.00%, 11/5/2020	EUR	50,000	59,120
Enel SpA 6.63%, 9/15/2076 (b)	GBP	100,000	162,586
International Game Technology PLC 4.75%, 3/5/2020	EUR	100,000	112,813
Intesa Sanpaolo SpA:
5.00%, 9/23/2019	EUR	50,000	60,246
5.15%, 7/16/2020	EUR	50,000	60,584
6.63%, 5/8/2018	EUR	50,000	60,998
6.63%, 9/13/2023	EUR	100,000	132,367
8.38%, 10/29/2049 (b)	EUR	50,000	65,459
Telecom Italia SpA:
5.38%, 1/29/2019	EUR	100,000	124,338
6.38%, 6/24/2019	GBP	100,000	170,363
UniCredit SpA:
5.75%, 10/28/2025 (b)	EUR	100,000	119,539
6.70%, 6/5/2018	EUR	50,000	61,585
6.95%, 10/31/2022	EUR	100,000	128,711
UnipolSai SpA 5.75%, 12/31/2049 (b)	EUR	100,000	108,927
Veneto Banca SCPA 4.00%, 1/20/2017	EUR	100,000	111,588

			2,194,719

JAMAICA — 0.8%
Digicel Group Ltd. 7.13%, 4/1/2022		200,000	189,940

JAPAN — 0.8%
Softbank Corp. 4.50%, 4/15/2020 (a)		200,000	200,750

KAZAKHSTAN — 0.2%
Kazkommertsbank JSC 5.50%, 12/21/2022		50,000	39,920

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount*		Value

LUXEMBOURG — 17.6%
Altice Financing SA 6.63%, 2/15/2023 (a)		200,000	$198,560
Altice SA:
7.25%, 5/15/2022	EUR	100,000	112,534
7.75%, 5/15/2022 (a)		200,000	193,500
ArcelorMittal:
3.00%, 3/25/2019	EUR	100,000	111,699
3.13%, 1/14/2022	EUR	100,000	107,524
5.25%, 2/25/2017		100,000	103,875
7.00%, 2/25/2022		50,000	53,875
7.50%, 3/1/2041		50,000	49,000
7.75%, 10/15/2039		50,000	49,750
10.60%, 6/1/2019		100,000	119,750
CHC Helicopter SA 9.25%, 10/15/2020		135,000	98,212
CNH Industrial Finance Europe SA 6.25%, 3/9/2018	EUR	100,000	122,853
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)		200,000	196,500
CSN Resources SA 6.50%, 7/21/2020		150,000	127,500
Evraz Group SA 7.40%, 4/24/2017		250,000	252,320
Fiat Chrysler Finance Europe:
4.75%, 3/22/2021	EUR	100,000	117,106
6.63%, 3/15/2018	EUR	100,000	122,192
6.75%, 10/14/2019	EUR	100,000	126,311
Finmeccanica SpA:
4.50%, 1/19/2021	EUR	100,000	118,769
5.25%, 1/21/2022	EUR	50,000	61,281
HeidelbergCement Finance Luxembourg SA 3.25%, 10/21/2021	EUR	100,000	118,328
INEOS Group Holdings SA 6.50%, 8/15/2018	EUR	100,000	113,760
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023		150,000	132,825
6.63%, 12/15/2022		100,000	91,000
7.25%, 4/1/2019		50,000	50,750
7.25%, 10/15/2020		100,000	98,875
Intelsat Luxembourg SA 6.75%, 6/1/2018		50,000	47,313
Millicom International Cellular SA 6.00%, 3/15/2025 (a)		200,000	193,000
Puma International Financing SA 6.75%, 2/1/2021 (a)		200,000	203,742
Severstal OAO Via Steel Capital SA 4.45%, 3/19/2018		250,000	241,375
Telecom Italia Capital SA:
7.18%, 6/18/2019		50,000	56,187
7.20%, 7/18/2036		100,000	109,250
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	72,161
Wind Acquisition Finance SA:
7.00%, 4/23/2021	EUR	200,000	230,194
7.38%, 4/23/2021 (a)		200,000	202,250

			4,404,121

MEXICO — 1.4%
BBVA Bancomer SA 7.25%, 4/22/2020		150,000	165,735
Cemex SAB de CV 5.70%, 1/11/2025		200,000	190,740

			356,475

MIDWAY ISLANDS — 0.2%
Teekay Corp. 8.50%, 1/15/2020		50,000	55,625

NETHERLANDS — 11.4%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (a)		200,000	196,040
Fresenius Finance BV 2.88%, 7/15/2020	EUR	100,000	116,645
Gas Natural Fenosa Finance BV 4.13%, 11/29/2049 (b)	EUR	100,000	110,768
Generali Finance BV 4.60%, 11/30/2049 (b)	EUR	100,000	106,250
Grupo Isolux Corsan Finance BV 6.63%, 4/15/2021	EUR	100,000	89,136
HeidelbergCement Finance Luxembourg SA 8.00%, 1/31/2017	EUR	100,000	122,904
InterGen NV 7.00%, 6/30/2023 (a)		200,000	178,000
JLL/Delta Dutch Pledgeco BV PIK 8.75%, 5/1/2020 (a)		50,000	50,750
Koninklijke KPN NV 6.13%, 3/29/2049 (b)	EUR	100,000	118,272
Marfrig Holding Europe BV 6.88%, 6/24/2019		200,000	190,500
NXP BV/NXP Funding LLC 3.75%, 6/1/2018 (a)		200,000	201,500
OI European Group BV 6.75%, 9/15/2020	EUR	50,000	64,275
Portugal Telecom International Finance BV:
4.50%, 6/16/2025	EUR	100,000	103,621
4.63%, 5/8/2020	EUR	100,000	109,192
Repsol International Finance BV 4.50%, 3/25/2075 (b)	EUR	100,000	102,831
Schaeffler Finance BV:
3.50%, 5/15/2022	EUR	100,000	111,698
4.75%, 5/15/2023 (a)		200,000	195,000
Schaeffler Holding Finance BV 6.88%, 8/15/2018	EUR	100,000	115,442
Sensata Technologies BV 5.00%, 10/1/2025 (a)		100,000	97,375
Telefonica Europe BV:
5.88%, 3/31/2049 (b)	EUR	100,000	117,829
6.50%, 9/29/2049 (b)	EUR	100,000	121,977
UPC Holding BV 6.38%, 9/15/2022	EUR	100,000	119,498
Ziggo Secured Finance BV 3.75%, 1/15/2025	EUR	100,000	108,217

			2,847,720

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount*		Value

PORTUGAL — 0.4%
Novo Banco SA 4.00%, 1/21/2019	EUR	100,000	$110,870

SOUTH AFRICA — 0.7%
AngloGold Ashanti Holdings PLC 8.50%, 7/30/2020		150,000	165,000

SPAIN — 1.4%
Abengoa Finance SAU 8.88%, 2/5/2018	EUR	100,000	116,434
Banco de Sabadell SA 2.50%, 12/5/2016	EUR	100,000	113,792
Bankia SA 4.00%, 5/22/2024 (b)	EUR	100,000	108,192

			338,418

SWEDEN — 0.4%
Volvo Treasury AB 4.20%, 6/10/2075 (b)	EUR	100,000	111,587

SWITZERLAND — 0.2%
UBS AG 7.15%, 12/29/2049 (b)	EUR	50,000	61,562

TURKEY — 0.8%
Yapi ve Kredi Bankasi AS 5.50%, 12/6/2022		200,000	193,008

UNITED KINGDOM — 11.6%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)		200,000	193,000
Arqiva Broadcast Finance PLC 9.50%, 3/31/2020	GBP	100,000	172,997
Barclays Bank PLC 14.00%, 11/29/2049 (b)	GBP	50,000	102,505
Co-operative Group Holdings 2011 7.50%, 7/8/2026	GBP	100,000	171,583
HBOS Capital Funding LP 6.46%, 11/29/2049 (b)	GBP	80,000	133,680
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)		100,000	96,500
International Game Technology PLC 6.25%, 2/15/2022 (a)		200,000	191,000
Kerling PLC 10.63%, 2/1/2017	EUR	50,000	56,963
OTE PLC 7.88%, 2/7/2018	EUR	100,000	102,841
Rexam PLC 6.75%, 6/29/2067 (b)	EUR	50,000	56,406
Royal Bank of Scotland Group PLC:
3.63%, 3/25/2024 (b)	EUR	100,000	113,546
5.13%, 5/28/2024		100,000	99,878
6.10%, 6/10/2023		100,000	106,324
7.64%, 12/31/2049 (b)		100,000	106,850
Royal Bank of Scotland PLC 4.63%, 9/22/2021 (b)	EUR	50,000	56,976
Tesco Corporate Treasury Services PLC:
1.38%, 7/1/2019	EUR	100,000	107,705
2.50%, 7/1/2024	EUR	100,000	104,557
Tesco PLC 5.50%, 12/13/2019	GBP	100,000	168,739
Tullow Oil PLC 6.25%, 4/15/2022 (a)		200,000	177,000
Vedanta Resources PLC 7.13%, 5/31/2023		200,000	190,000
Virgin Media Secured Finance PLC:
4.88%, 1/15/2027	GBP	100,000	151,176
5.38%, 4/15/2021 (a)		225,000	231,750

			2,891,976

UNITED STATES — 3.8%
Cemex Finance LLC 9.38%, 10/12/2022		200,000	222,750
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)		50,000	54,125
5.88%, 1/31/2022 (a)		100,000	106,000
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)		100,000	107,000
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)		200,000	196,000
ZF North America Capital, Inc.:
2.25%, 4/26/2019	EUR	100,000	110,584
4.50%, 4/29/2022 (a)		150,000	146,933

			943,392

TOTAL BONDS & NOTES —
(Cost $26,629,666)			24,572,593

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d)(e) (Cost $36,372)		36,372	36,372

TOTAL INVESTMENTS — 98.4% (f)
(Cost $26,666,038)			24,608,965
OTHER ASSETS & LIABILITIES — 1.6%			396,179

NET ASSETS — 100.0%			$25,005,144

*	USD unless indicated otherwise.
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 29.6% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

EUR = Euro Currency
GBP = Great British Pound
OJSC = Open Joint Stock Company
PIK = Payment in Kind
PLC = Public Limited Company
SAS = Societe par Actions Simplifiee
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 1.5%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)(b)	$9,084,000	$8,402,700
Bombardier, Inc.:
6.00%, 10/15/2022 (a)(b)	15,800,000	14,022,500
6.13%, 1/15/2023 (a)(b)	17,023,000	15,107,912
7.50%, 3/15/2025 (a)(b)	20,290,000	18,413,175
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	8,912,000	8,722,620
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (a)	7,380,000	7,509,150
7.13%, 3/15/2021	7,799,000	8,266,940
KLX, Inc. 5.88%, 12/1/2022 (a)(b)	16,230,000	16,390,515
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019	10,716,000	9,764,955
TransDigm, Inc.:
5.50%, 10/15/2020	8,048,000	7,997,700
6.00%, 7/15/2022	15,555,000	15,360,562
6.50%, 7/15/2024	13,325,000	13,158,438

		143,117,167

AIRLINES — 0.2%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	6,639,000	6,423,233
5.50%, 10/1/2019 (a)(b)	10,117,000	10,192,877
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	7,014,000	7,280,532

		23,896,642

AUTO COMPONENTS — 1.4%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	7,465,000	7,838,250
Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	12,236,000	12,954,865
7.00%, 5/15/2022 (b)	9,950,000	10,818,138
8.25%, 8/15/2020	12,923,000	13,510,996
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (a)	7,095,000	7,183,688
4.25%, 11/15/2019 (a)	6,377,000	6,472,655
Lear Corp. 5.25%, 1/15/2025	8,900,000	8,744,250
MPG Holdco I, Inc. 7.38%, 10/15/2022 (b)	6,160,000	6,560,400
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	16,760,000	17,346,600
Tenneco, Inc. 6.88%, 12/15/2020	4,416,000	4,592,640
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	12,975,000	12,958,781
4.50%, 4/29/2022 (a)	12,394,000	12,140,543
4.75%, 4/29/2025 (a)	20,303,000	19,655,943

		140,777,749

AUTOMOBILES — 1.1%
FCA US LLC/CG Co-Issuer, Inc. 8.25%, 6/15/2021	44,545,000	48,554,050
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (a)(b)	21,749,000	21,640,255
5.25%, 4/15/2023 (a)	20,500,000	20,094,100
General Motors Co. 4.88%, 10/2/2023	10,742,000	11,325,001
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	7,390,000	7,648,650

		109,262,056

BANKS — 2.3%
CIT Group, Inc.:
4.25%, 8/15/2017 (b)	25,002,000	25,377,030
5.25%, 3/15/2018	20,992,000	21,700,480
5.50%, 2/15/2019 (a)	24,108,000	25,132,590
Commerzbank AG 8.13%, 9/19/2023 (a)	13,667,000	15,940,369
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	32,200,000	31,283,717
Provident Funding Associates LP/PFG Finance Corp. 6.75%, 6/15/2021 (a)(b)	7,405,000	7,071,775
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024 (b)	32,800,000	32,760,082
6.00%, 12/19/2023	29,296,000	31,022,472
6.13%, 12/15/2022	32,361,000	34,845,742

		225,134,257

BEVERAGES — 0.5%
Constellation Brands, Inc.:
3.75%, 5/1/2021	5,580,000	5,468,400
4.25%, 5/1/2023	14,870,000	14,646,950
6.00%, 5/1/2022	7,673,000	8,365,258
Cott Beverages, Inc.:
5.38%, 7/1/2022	8,120,000	7,876,400
6.75%, 1/1/2020 (a)	8,432,000	8,748,200

		45,105,208

BUILDING PRODUCTS — 0.7%
Associated Materials LLC 9.13%, 11/1/2017 (b)	11,675,000	9,690,250
Building Materials Corp. of America:
5.38%, 11/15/2024 (a)	14,483,000	14,220,134
6.75%, 5/1/2021 (a)(b)	12,955,000	13,505,587
Griffon Corp. 5.25%, 3/1/2022	7,850,000	7,810,750
Masco Corp. 4.45%, 4/1/2025	5,410,000	5,423,525
Nortek, Inc. 8.50%, 4/15/2021	9,865,000	10,530,887
Ply Gem Industries, Inc. 6.50%, 2/1/2022	4,501,000	4,444,738

		65,625,871

CAPITAL MARKETS — 0.1%
E*TRADE Financial Corp. 5.38%, 11/15/2022	8,225,000	8,430,625

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

CHEMICALS — 2.2%
Ashland, Inc.:
3.88%, 4/15/2018	$8,892,000	$9,136,530
4.75%, 8/15/2022	13,744,000	13,486,300
Celanese US Holdings LLC 4.63%, 11/15/2022 (b)	6,519,000	6,453,810
Chemours Co.:
6.63%, 5/15/2023 (a)(b)	21,420,000	20,750,625
7.00%, 5/15/2025 (a)(b)	11,330,000	10,990,100
Eagle Spinco, Inc. 4.63%, 2/15/2021	8,506,000	8,250,820
Evolution Escrow Issuer LLC 7.50%, 3/15/2022 (a)(b)	9,283,000	8,795,643
Hexion, Inc.:
6.63%, 4/15/2020	21,338,000	19,577,615
9.00%, 11/15/2020	6,960,000	5,011,200
Huntsman International LLC 4.88%, 11/15/2020 (b)	8,490,000	8,468,775
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)(b)	9,100,000	9,145,500
6.13%, 8/15/2018 (a)(b)	9,231,000	9,427,159
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	14,360,000	12,888,100
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	11,789,000	12,172,142
PolyOne Corp. 5.25%, 3/15/2023	6,120,000	6,058,800
PQ Corp. 8.75%, 5/1/2018 (a)	8,568,000	8,653,680
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	8,226,000	7,341,705
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)	11,415,000	10,558,875
Tronox Finance LLC 6.38%, 8/15/2020 (b)	12,298,000	11,406,395
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	9,771,000	10,467,184
WR Grace & Co. 5.13%, 10/1/2021 (a)	9,715,000	9,787,862

		218,828,820

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ACCO Brands Corp. 6.75%, 4/30/2020 (b)	4,275,000	4,488,750
Acosta, Inc. 7.75%, 10/1/2022 (a)(b)	10,630,000	10,709,725
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	7,280,000	7,534,800
ADT Corp.:
3.50%, 7/15/2022 (b)	11,183,000	10,120,615
4.88%, 7/15/2042	9,217,000	7,051,005
6.25%, 10/15/2021 (b)	13,113,000	13,768,650
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	7,937,000	7,837,788
APX Group, Inc.:
6.38%, 12/1/2019	13,345,000	12,944,650
8.75%, 12/1/2020 (b)	9,020,000	8,118,000
Aramark Services, Inc. 5.75%, 3/15/2020	12,906,000	13,473,864
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (a)	5,335,000	5,348,338
6.50%, 7/15/2022 (a)	12,434,000	13,180,040
Cenveo Corp. 6.00%, 8/1/2019 (a)	6,186,000	5,814,840
Clean Harbors, Inc.:
5.13%, 6/1/2021	4,721,000	4,673,790
5.25%, 8/1/2020	10,370,000	10,525,550
ExamWorks Group, Inc. 5.63%, 4/15/2023	6,237,000	6,395,170
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	9,898,000	8,908,200
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (b)	7,862,000	8,107,687
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)(b)	8,435,000	7,380,625
Hertz Corp.:
5.88%, 10/15/2020	8,728,000	8,837,100
6.75%, 4/15/2019	18,618,000	19,211,914
7.50%, 10/15/2018	7,194,000	7,436,798
Iron Mountain, Inc.:
5.75%, 8/15/2024	14,006,000	14,014,754
6.00%, 8/15/2023	4,637,000	4,845,665
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	19,330,000	19,739,796
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/1/2019 (a)	5,975,000	6,363,375
Laureate Education, Inc. 10.00%, 9/1/2019 (a)(b)	14,160,000	13,204,200
Monitronics International, Inc. 9.13%, 4/1/2020	7,574,000	7,308,910
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)(b)	7,415,000	7,580,280
Service Corp. International 5.38%, 5/15/2024	6,400,000	6,688,000
Tervita Corp. 8.00%, 11/15/2018 (a)	9,604,000	8,739,640
United Rentals North America, Inc. 4.63%, 7/15/2023	13,850,000	13,581,310

		303,933,829

CONSTRUCTION & ENGINEERING — 0.3%
AECOM:
5.75%, 10/15/2022 (a)	10,398,000	10,527,975
5.88%, 10/15/2024 (a)	12,415,000	12,585,706
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (a)	4,601,000	4,278,930

		27,392,611

CONSTRUCTION MATERIALS — 0.2%
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)	10,500,000	8,505,000

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Vulcan Materials Co. 7.50%, 6/15/2021	$7,099,000	$8,163,850

		16,668,850

CONSUMER FINANCE — 0.4%
DFC Finance Corp. 10.50%, 6/15/2020 (a)	9,380,000	7,105,350
Navient Corp.:
5.50%, 1/25/2023	10,441,000	9,918,950
6.00%, 1/25/2017	17,148,000	17,833,920

		34,858,220

CONTAINERS & PACKAGING — 1.4%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)	10,518,935	10,887,098
Ardagh Packaging Finance PLC 9.13%, 10/15/2020 (a)	10,772,000	11,364,460
Ball Corp.:
4.00%, 11/15/2023	14,600,000	13,541,500
5.00%, 3/15/2022	6,768,000	6,784,920
5.25%, 7/1/2025	13,520,000	13,367,900
Berry Plastics Corp.:
5.13%, 7/15/2023	12,500,000	12,187,500
5.50%, 5/15/2022	7,581,000	7,609,429
BWAY Holding Co. 9.13%, 8/15/2021 (a)(b)	6,010,000	6,190,300
Coveris Holdings SA 7.88%, 11/1/2019 (a)	11,769,000	11,710,155
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	6,249,000	6,514,582
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	15,862,000	14,979,756
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (a)	6,920,000	6,833,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	10,253,000	9,945,410
Silgan Holdings, Inc. 5.00%, 4/1/2020	5,200,000	5,343,000

		137,259,510

DISTRIBUTORS — 0.9%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	6,913,000	7,033,978
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	10,000,000	10,675,000
HD Supply, Inc.:
5.25%, 12/15/2021 (a)	19,110,000	19,372,762
7.50%, 7/15/2020	18,228,000	19,276,110
11.50%, 7/15/2020	13,931,000	16,090,305
LKQ Corp. 4.75%, 5/15/2023	6,948,000	6,626,655
VWR Funding, Inc. 7.25%, 9/15/2017	12,225,000	12,637,594

		91,712,404

DIVERSIFIED CONSUMER SERVICES — 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	43,054,000	44,130,350
8.25%, 2/15/2021	3,500,000	3,631,250
9.88%, 8/15/2019	30,550,000	32,077,500

		79,839,100

DIVERSIFIED FINANCIAL SERVICES — 4.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/2019 (a)	15,840,000	15,661,800
4.50%, 5/15/2021 (a)	14,750,000	14,823,750
Aircastle, Ltd.:
5.13%, 3/15/2021	7,460,000	7,534,600
6.25%, 12/1/2019 (b)	6,210,000	6,729,777
6.75%, 4/15/2017	6,733,000	7,170,645
Ally Financial, Inc.:
3.50%, 7/18/2016 (b)	2,150,000	2,182,250
3.60%, 5/21/2018	14,050,000	14,067,562
5.50%, 2/15/2017	23,868,000	24,882,390
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017 (b)	12,258,000	12,258,000
Argos Merger Sub, Inc. 7.13%, 3/15/2023 (a)(b)	24,500,000	25,663,750
CNH Industrial Capital LLC:
3.63%, 4/15/2018 (b)	6,407,000	6,407,000
3.88%, 7/16/2018 (a)	6,167,000	6,174,709
6.25%, 11/1/2016	3,175,000	3,294,063
Energizer SpinCo, Inc. 5.50%, 6/15/2025 (a)	11,674,000	11,528,075
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	19,721,000	19,868,907
5.88%, 2/1/2022 (b)	18,033,000	18,371,119
6.00%, 8/1/2020	21,517,000	22,216,302
International Lease Finance Corp. 6.25%, 5/15/2019	19,490,000	21,073,562
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	4,179,000	4,105,868
KCG Holdings, Inc. 6.88%, 3/15/2020 (a)	7,500,000	7,237,500
National Financial Partners Corp. 9.00%, 7/15/2021 (a)	8,800,000	8,690,000
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021	7,079,000	6,592,319
Navient Corp. 5.50%, 1/15/2019	21,304,000	21,721,984
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	3,828,000	3,866,280
NRG Yield Operating LLC 5.38%, 8/15/2024 (a)(b)	8,200,000	8,261,500
OneMain Financial Holdings, Inc.:
6.75%, 12/15/2019 (a)(b)	9,601,000	10,009,043
7.25%, 12/15/2021 (a)	13,575,000	14,067,094

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Opal Acquisition, Inc. 8.88%, 12/15/2021 (a)	$7,650,000	$7,458,750
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)(b)	18,133,000	17,362,347
Springleaf Finance Corp.:
5.25%, 12/15/2019 (b)	11,180,000	11,026,275
7.75%, 10/1/2021	6,065,000	6,580,525
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)(b)	9,265,000	7,597,300
TransUnion 9.63%, 6/15/2018	9,221,000	9,246,819
Walter Investment Management Corp. 7.88%, 12/15/2021 (b)	4,748,000	4,403,770

		388,135,635

DIVERSIFIED TELECOMMUNICATION SERVICES — 9.2%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)	10,046,000	10,309,708
6.75%, 11/15/2020 (a)	13,513,000	14,289,997
8.88%, 1/1/2020 (a)(b)	6,852,000	7,451,550
Altice Financing SA:
6.50%, 1/15/2022 (a)(b)	12,760,000	12,760,000
6.63%, 2/15/2023 (a)	29,813,000	29,598,346
Altice SA:
7.63%, 2/15/2025 (a)(b)	19,763,000	18,577,220
7.75%, 5/15/2022 (a)	41,930,000	40,567,275
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	13,750,000	13,406,250
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)(b)	6,275,000	5,929,875
CenturyLink, Inc.:
5.63%, 4/1/2020	9,373,000	9,384,716
5.80%, 3/15/2022	20,368,000	19,451,440
6.45%, 6/15/2021	17,170,000	17,298,775
Cincinnati Bell, Inc. 8.38%, 10/15/2020	10,590,000	11,145,975
CommScope Technologies Finance LLC 6.00%, 6/15/2025 (a)	21,744,000	21,662,460
CommScope, Inc.:
5.00%, 6/15/2021 (a)	4,725,000	4,606,875
5.50%, 6/15/2024 (a)	9,425,000	9,165,813
Consolidated Communications, Inc. 6.50%, 10/1/2022 (a)	13,800,000	13,299,750
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)	7,235,000	6,583,850
6.88%, 1/15/2025	9,750,000	8,153,438
7.13%, 1/15/2023	15,205,000	13,494,438
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	14,015,000	15,206,275
7.63%, 6/15/2021	10,535,000	11,590,607
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	12,955,000	12,501,575
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	25,405,000	22,496,127
7.25%, 10/15/2020	30,299,000	29,958,136
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	29,350,000	24,507,250
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(c)	9,410,000	9,833,450
Level 3 Financing, Inc.:
5.38%, 8/15/2022	11,724,000	11,841,240
5.38%, 5/1/2025 (a)	10,520,000	10,138,650
8.63%, 7/15/2020	15,060,000	16,094,622
Numericable-SFR SAS:
4.88%, 5/15/2019 (a)	32,862,000	32,533,380
6.00%, 5/15/2022 (a)	54,430,000	53,647,569
6.25%, 5/15/2024 (a)	18,195,000	17,899,331
Plantronics, Inc. 5.50%, 5/31/2023 (a)	7,080,000	7,168,500
SBA Telecommunications, Inc. 5.75%, 7/15/2020	10,670,000	11,070,125
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	36,300,000	36,436,125
Sprint Corp.:
7.13%, 6/15/2024	34,091,000	31,622,812
7.88%, 9/15/2023	60,769,000	59,268,006
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	14,161,000	14,391,116
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	19,100,000	18,230,950
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)	11,416,500	12,329,820
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	3,150,000	3,354,750
ViaSat, Inc. 6.88%, 6/15/2020	5,696,000	6,009,280
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)(b)	6,775,000	7,003,656
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	14,550,000	14,058,937
5.38%, 4/15/2021 (a)	12,693,600	13,074,408
West Corp. 5.38%, 7/15/2022 (a)	13,640,000	12,753,400
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	24,805,000	24,432,925
6.50%, 4/30/2020 (a)(b)	7,850,000	8,203,250
7.38%, 4/23/2021 (a)	39,064,000	39,503,470
Windstream Services LLC:
6.38%, 8/1/2023 (b)	10,285,000	8,369,419
7.75%, 10/15/2020 (b)	7,903,000	7,735,061
7.75%, 10/1/2021 (b)	13,345,000	12,210,675

		902,612,648

ELECTRIC UTILITIES — 3.2%
AES Corp.:
4.88%, 5/15/2023	9,799,000	9,211,060
7.38%, 7/1/2021	9,330,000	10,239,675
Calpine Corp.:
5.38%, 1/15/2023	17,205,000	16,903,913
5.75%, 1/15/2025	21,750,000	21,151,875
6.00%, 1/15/2022 (a)	9,008,000	9,525,960
DPL, Inc. 7.25%, 10/15/2021	9,756,000	10,292,580
Dynegy, Inc.:
6.75%, 11/1/2019 (a)	32,167,000	33,469,763
7.38%, 11/1/2022 (a)	21,130,000	22,133,675
7.63%, 11/1/2024 (a)(b)	17,255,000	18,247,162

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Enel SpA 8.75%, 9/24/2073 (a)(c)	$19,510,000	$22,387,725
FirstEnergy Corp.:
2.75%, 3/15/2018	2,000,000	2,029,454
4.25%, 3/15/2023	11,384,000	11,455,059
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	14,070,000	14,436,270
GenOn Energy, Inc.:
9.50%, 10/15/2018 (b)	9,222,000	9,406,440
9.88%, 10/15/2020	8,221,000	8,364,868
InterGen NV 7.00%, 6/30/2023 (a)(b)	10,999,000	9,789,110
NRG Energy, Inc.:
6.25%, 7/15/2022	13,015,000	13,210,225
7.63%, 1/15/2018	16,261,000	17,826,121
7.88%, 5/15/2021	13,541,000	14,421,165
Talen Energy Supply LLC:
4.60%, 12/15/2021	12,443,000	11,416,453
5.13%, 7/15/2019 (a)	16,670,000	16,336,600
6.50%, 6/1/2025 (a)(b)	6,961,000	6,961,000

		309,216,153

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Belden, Inc. 5.50%, 9/1/2022 (a)(b)	9,478,000	9,406,915
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	7,639,000	7,505,318
5.50%, 12/1/2024	6,775,000	6,707,250
6.00%, 8/15/2022	6,135,000	6,334,388
Energizer Holdings, Inc.:
4.70%, 5/19/2021	7,000,000	7,086,786
4.70%, 5/24/2022 (b)	5,000,000	5,013,915
General Cable Corp. 5.75%, 10/1/2022 (b)	8,205,000	7,692,187
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (a)	9,451,000	9,521,882
4.13%, 6/15/2020 (a)	5,332,000	5,371,990
5.75%, 2/15/2021 (a)	5,945,000	6,182,800
5.75%, 3/15/2023 (a)	6,037,000	6,278,480
Rexel SA 5.25%, 6/15/2020 (a)(b)	6,580,000	6,843,200

		83,945,111

ENERGY EQUIPMENT & SERVICES — 0.2%
Calfrac Holdings LP 7.50%, 12/1/2020 (a)(b)	8,123,000	7,500,778
TerraForm Power Operating LLC 5.88%, 2/1/2023 (a)	10,182,000	10,334,730

		17,835,508

ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(b)	9,199,000	9,566,960
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	12,913,000	12,783,870

		22,350,830

FOOD PRODUCTS — 2.5%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 7.75%, 10/15/2022 (a)	8,562,000	9,097,125
B&G Foods, Inc. 4.63%, 6/1/2021	9,797,000	9,650,045
Dean Foods Co. 6.50%, 3/15/2023 (a)	6,364,000	6,491,280
HJ Heinz Co.:
4.25%, 10/15/2020 (b)	48,394,000	49,422,372
4.88%, 2/15/2025 (a)	33,850,000	36,854,187
HRG Group, Inc.:
7.75%, 1/15/2022	11,100,000	10,822,500
7.88%, 7/15/2019	6,517,000	6,875,435
Ingles Markets, Inc. 5.75%, 6/15/2023	3,851,000	3,913,771
JBS USA LLC/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	10,000,000	9,884,500
5.88%, 7/15/2024 (a)	11,500,000	11,571,875
8.25%, 2/1/2020 (a)	9,581,000	10,155,860
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)(b)	3,757,000	3,794,570
Post Holdings, Inc.:
6.00%, 12/15/2022 (a)	7,490,000	7,209,125
6.75%, 12/1/2021 (a)	12,471,000	12,471,000
7.38%, 2/15/2022 (b)	18,139,000	18,456,433
Smithfield Foods, Inc. 6.63%, 8/15/2022	11,851,000	12,650,943
US Foods, Inc. 8.50%, 6/30/2019 (b)	17,774,000	18,529,395
Whitewave Foods Co. 5.38%, 10/1/2022	6,890,000	7,268,950

		245,119,366

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)	12,500,000	12,281,250
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (a)(b)	18,200,000	15,970,500
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	10,989,000	11,318,670
Hologic, Inc.:
5.25%, 7/15/2022 (a)(d)	14,491,000	14,798,934
6.25%, 8/1/2020	13,641,000	14,110,250
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	29,096,000	31,060,562
12.50%, 11/1/2019 (b)	9,850,000	10,638,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	8,913,000	9,069,423
5.50%, 4/15/2025 (a)	8,728,000	8,466,160
5.75%, 8/1/2022 (a)(b)	14,725,000	15,056,313
Universal Hospital Services, Inc. 7.63%, 8/15/2020 (b)	8,741,000	8,085,425

		150,855,487

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 5.7%
Amsurg Corp. 5.63%, 7/15/2022	$14,890,000	$15,020,287
Capella Healthcare, Inc. 9.25%, 7/1/2017	10,000,000	10,237,500
Centene Corp. 4.75%, 5/15/2022	7,225,000	7,441,750
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	21,645,000	22,186,125
6.88%, 2/1/2022 (b)	40,024,000	42,225,320
8.00%, 11/15/2019	32,844,000	34,609,365
DaVita HealthCare Partners, Inc.:
5.00%, 5/1/2025	18,832,000	18,125,800
5.13%, 7/15/2024	26,918,000	26,463,759
5.75%, 8/15/2022	16,116,000	17,082,960
Envision Healthcare Corp. 5.13%, 7/1/2022 (a)	9,968,000	10,042,760
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	7,223,000	7,818,898
5.88%, 1/31/2022 (a)	10,993,000	11,652,580
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	8,511,000	9,064,215
HCA, Inc.:
5.38%, 2/1/2025	40,250,000	40,906,075
6.50%, 2/15/2020	43,630,000	48,756,525
7.50%, 2/15/2022	25,500,000	29,293,125
HealthSouth Corp. 5.75%, 11/1/2024	11,760,000	12,009,900
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	11,471,000	11,872,485
inVentiv Health, Inc. 10.00%, 8/15/2018 (a)	6,886,000	7,144,225
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	7,725,000	7,715,344
8.00%, 1/15/2020 (a)	6,405,000	6,853,350
8.75%, 1/15/2023 (a)(b)	8,556,000	9,293,955
LifePoint Healthcare, Inc. 5.50%, 12/1/2021	15,382,000	15,881,915
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (a)	13,888,000	14,183,120
Select Medical Corp. 6.38%, 6/1/2021	9,378,000	9,471,780
Tenet Healthcare Corp.:
6.00%, 10/1/2020	24,337,000	25,949,326
6.75%, 6/15/2023 (a)	25,538,000	26,048,760
8.13%, 4/1/2022	40,414,000	44,192,709
WellCare Health Plans, Inc. 5.75%, 11/15/2020	12,064,000	12,546,560

		554,090,473

HOTELS, RESTAURANTS & LEISURE — 3.5%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (a)	15,308,000	15,078,380
6.00%, 4/1/2022 (a)(b)	31,150,000	32,006,625
Ameristar Casinos, Inc. 7.50%, 4/15/2021	14,040,000	14,864,850
Boyd Gaming Corp. 6.88%, 5/15/2023	10,191,000	10,445,775
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	13,200,000	12,432,816
11.00%, 10/1/2021 (b)	16,275,000	13,630,312
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022 (a)	6,875,000	5,156,250
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/1/2018	6,689,000	6,864,586
4.88%, 11/1/2020	11,438,000	11,638,165
5.38%, 11/1/2023 (b)	5,199,000	5,341,973
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	20,032,000	20,807,238
International Game Technology PLC:
5.63%, 2/15/2020 (a)(b)	7,845,000	7,668,488
6.25%, 2/15/2022 (a)	17,110,000	16,340,050
6.50%, 2/15/2025 (a)	13,760,000	12,728,000
MGM Resorts International:
6.00%, 3/15/2023 (b)	14,630,000	14,812,875
6.63%, 12/15/2021 (b)	14,852,000	15,520,340
7.75%, 3/15/2022 (b)	12,315,000	13,546,500
MTR Gaming Group, Inc. 11.50%, 8/1/2019	9,150,000	9,733,312
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	6,030,000	6,173,213
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)(b)	12,500,000	12,906,250
10.00%, 12/1/2022	28,250,000	27,049,375
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)	6,167,000	6,305,758
Station Casinos LLC 7.50%, 3/1/2021 (b)	5,580,000	5,970,600
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	7,200,000	7,992,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)(b)	7,266,000	6,684,720
5.38%, 3/15/2022	8,250,000	8,373,750
5.50%, 3/1/2025 (a)	28,500,000	27,146,250

		347,218,451

HOUSEHOLD DURABLES — 0.9%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)	6,200,000	6,107,000
6.50%, 12/15/2020 (a)	9,910,000	9,864,612
DR Horton, Inc.:
3.75%, 3/1/2019	6,171,000	6,217,283
4.00%, 2/15/2020 (b)	6,477,000	6,442,672

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)(b)	$8,160,000	$8,323,200
Lennar Corp.:
4.50%, 6/15/2019 (b)	7,217,000	7,361,340
4.50%, 11/15/2019 (b)	6,250,000	6,328,125
4.75%, 11/15/2022	8,459,000	8,310,967
RSI Home Products, Inc. 6.50%, 3/15/2023 (a)	7,783,000	7,841,373
Spectrum Brands, Inc.:
6.38%, 11/15/2020	8,017,000	8,477,977
6.63%, 11/15/2022	3,570,000	3,802,050
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (a)	5,278,000	5,198,830

		84,275,429

HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands, Inc. 5.75%, 7/15/2025 (a)	12,743,000	12,934,145
Sun Products Corp. 7.75%, 3/15/2021 (a)(b)	5,150,000	4,647,875

		17,582,020

INSURANCE — 0.6%
CNO Financial Group, Inc. 5.25%, 5/30/2025	6,100,000	6,198,820
Genworth Holdings, Inc. 7.63%, 9/24/2021 (b)	10,105,000	10,635,512
HUB International, Ltd. 7.88%, 10/1/2021 (a)	19,745,000	20,139,900
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	8,833,000	8,965,495
Voya Financial, Inc. 5.65%, 5/15/2053 (b)(c)	10,315,000	10,534,194

		56,473,921

INTERNET SOFTWARE & SERVICES — 1.2%
Equinix, Inc.:
4.88%, 4/1/2020	6,200,000	6,262,000
5.38%, 1/1/2022	11,090,000	11,117,725
5.38%, 4/1/2023	13,276,000	13,276,000
IAC/InterActiveCorp. 4.75%, 12/15/2022	5,556,000	5,444,880
Netflix, Inc.:
5.38%, 2/1/2021 (b)	7,471,000	7,751,163
5.50%, 2/15/2022 (a)	9,659,000	9,972,918
5.88%, 2/15/2025 (a)(b)	11,328,000	11,725,726
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)(b)	12,910,000	12,829,312
VeriSign, Inc.:
4.63%, 5/1/2023	10,657,000	10,244,041
5.25%, 4/1/2025 (a)(b)	8,400,000	8,379,000
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023 (a)	18,430,000	18,203,311

		115,206,076

IT SERVICES — 1.0%
First Data Corp.:
8.25%, 1/15/2021 (a)	28,100,000	29,645,500
11.75%, 8/15/2021	18,746,000	21,089,250
12.63%, 1/15/2021	41,775,000	48,250,125

		98,984,875

LEISURE PRODUCTS — 0.2%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a)(b)	4,750,000	3,811,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021 (b)	6,835,000	7,022,963
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	8,743,000	9,042,946
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	5,035,000	4,959,475

		24,837,259

MACHINERY — 1.0%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	8,300,000	8,289,625
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)	10,635,000	10,927,462
Cascades, Inc. 5.50%, 7/15/2022 (a)	7,775,000	7,522,313
Case New Holland, Inc. 7.88%, 12/1/2017	20,279,000	22,205,505
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)(b)	7,285,000	6,638,456
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	12,739,000	11,528,795
Manitowoc Co., Inc. 8.50%, 11/1/2020 (b)	9,923,000	10,481,169
SPX Corp. 6.88%, 9/1/2017	6,394,000	6,889,535
Terex Corp. 6.00%, 5/15/2021 (b)	9,804,000	9,853,020

		94,335,880

MEDIA — 7.9%
AMC Entertainment, Inc. 5.75%, 6/15/2025 (a)	10,560,000	10,348,800
AMC Networks, Inc.:
4.75%, 12/15/2022 (b)	7,450,000	7,450,000
7.75%, 7/15/2021	7,084,000	7,650,720
Cablevision Systems Corp. 5.88%, 9/15/2022 (b)	8,475,000	8,220,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	14,750,000	14,344,375
5.25%, 9/30/2022	17,665,000	17,400,025
6.50%, 4/30/2021	22,125,000	23,148,281
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	6,996,000	6,353,243
5.13%, 12/15/2021 (a)	5,495,000	4,990,147
6.38%, 9/15/2020 (a)	20,636,000	20,496,707
Cinemark USA, Inc. 4.88%, 6/1/2023	6,914,000	6,646,083

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022	$10,944,000	$11,217,600
6.50%, 11/15/2022	27,242,000	28,365,732
7.63%, 3/15/2020	23,574,000	24,575,895
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	10,650,000	10,224,000
6.75%, 11/15/2021	12,885,000	13,593,675
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	8,284,000	7,600,570
DISH DBS Corp.:
5.88%, 7/15/2022 (b)	28,594,000	28,022,120
5.88%, 11/15/2024	27,465,000	26,383,566
6.75%, 6/1/2021	26,851,000	27,992,167
Gray Television, Inc. 7.50%, 10/1/2020	4,665,000	4,944,900
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)(b)	7,750,000	3,526,250
iHeartCommunications, Inc.:
9.00%, 12/15/2019	20,493,000	19,529,829
9.00%, 3/1/2021	22,000,000	19,910,000
9.00%, 9/15/2022	14,100,000	12,725,250
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)(b)	8,325,000	8,678,812
Lamar Media Corp.:
5.00%, 5/1/2023	8,097,000	7,995,788
5.38%, 1/15/2024	7,699,000	7,785,614
5.88%, 2/1/2022 (b)	4,497,000	4,654,395
Mcclatchy Co. 9.00%, 12/15/2022 (b)	5,966,000	5,682,615
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	9,093,000	10,002,300
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	9,605,000	9,568,981
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a)	7,218,000	7,272,135
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (b)	6,690,000	7,007,775
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	5,503,000	5,833,180
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	10,524,000	10,471,380
5.00%, 4/15/2022 (a)	30,647,000	30,034,060
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	7,604,000	7,699,050
Pinnacle Entertainment, Inc. 6.38%, 8/1/2021	11,262,000	11,951,797
Quebecor Media, Inc. 5.75%, 1/15/2023	11,063,000	11,035,342
Regal Entertainment Group 5.75%, 3/15/2022 (b)	9,567,000	9,674,150
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	6,655,000	6,704,913
5.63%, 8/1/2024 (a)	8,071,000	7,889,403
6.13%, 10/1/2022	7,770,000	7,983,675
Sirius XM Radio, Inc.:
5.38%, 4/15/2025 (a)(b)	13,562,000	13,087,330
5.88%, 10/1/2020 (a)	8,967,000	9,191,175
6.00%, 7/15/2024 (a)	17,875,000	18,053,750
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	9,630,000	9,750,375
TEGNA, Inc.:
5.13%, 10/15/2019	9,367,000	9,648,010
5.13%, 7/15/2020	8,178,000	8,382,450
6.38%, 10/15/2023	8,595,000	8,949,544
Time, Inc. 5.75%, 4/15/2022 (a)(b)	9,466,000	9,158,355
Tribune Media Co. 5.88%, 7/15/2022 (a)(b)	15,550,000	15,666,625
Unitymedia GmbH 6.13%, 1/15/2025 (a)	10,869,000	11,358,105
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (a)(b)	7,605,000	7,547,963
5.50%, 1/15/2023 (a)	13,988,000	14,259,017
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	16,700,000	16,199,000
5.13%, 2/15/2025 (a)	19,940,000	19,246,088
6.75%, 9/15/2022 (a)	15,406,000	16,291,845
Videotron, Ltd.:
5.00%, 7/15/2022	9,489,000	9,465,277
5.38%, 6/15/2024 (a)(b)	7,696,000	7,696,000
Visant Corp. 10.00%, 10/1/2017	9,797,000	7,808,209
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	7,326,000	7,820,505
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)(b)	8,627,000	8,197,203

		771,362,876

METALS & MINING — 4.0%
Alcoa, Inc.:
5.13%, 10/1/2024	17,770,000	17,992,125
5.40%, 4/15/2021	18,052,000	18,920,662
6.15%, 8/15/2020	16,784,000	18,282,794
Aleris International, Inc.:
7.63%, 2/15/2018	7,385,000	7,569,625
7.88%, 11/1/2020	6,655,000	6,904,563
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	6,500,000	6,581,250
6.38%, 8/15/2023	4,846,000	4,936,863
ArcelorMittal:
5.25%, 2/25/2017	20,819,000	21,625,736
6.25%, 3/1/2021 (b)	17,420,000	18,247,450
7.00%, 2/25/2022 (b)	13,075,000	14,088,312
Cliffs Natural Resources, Inc.:
7.75%, 3/31/2020 (a)(b)	6,861,000	4,391,040
8.25%, 3/31/2020 (a)	8,250,000	7,796,250

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	$6,875,000	$6,806,250
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)(b)	15,555,000	15,049,462
7.00%, 2/15/2021 (a)	13,247,000	12,667,444
7.25%, 5/15/2022 (a)(b)	11,460,000	10,958,625
FMG Resources August 2006 Pty, Ltd.:
6.88%, 4/1/2022 (a)(b)	12,000,000	8,415,000
8.25%, 11/1/2019 (a)(b)	20,136,000	16,989,750
9.75%, 3/1/2022 (a)	33,194,000	34,272,805
HudBay Minerals, Inc. 9.50%, 10/1/2020	11,494,000	12,183,640
IAMGOLD Corp. 6.75%, 10/1/2020 (a)(b)	7,553,000	6,325,638
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	11,658,000	10,667,070
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	9,442,000	10,173,755
Molycorp, Inc. 10.00%, 6/1/2020	7,754,000	1,705,880
New Gold, Inc. 6.25%, 11/15/2022 (a)(b)	6,965,000	6,877,938
Novelis, Inc.:
8.38%, 12/15/2017	19,686,000	20,399,617
8.75%, 12/15/2020 (b)	16,386,000	17,328,195
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	8,843,000	8,909,323
Schaeffler Finance BV:
4.25%, 5/15/2021 (a)(b)	9,685,000	9,442,875
4.75%, 5/15/2021 (a)(b)	12,219,000	12,280,095
Steel Dynamics, Inc.:
5.13%, 10/1/2021	9,540,000	9,559,080
5.50%, 10/1/2024	7,060,000	7,060,000
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	9,482,000	10,015,362

		395,424,474

MULTILINE RETAIL — 0.3%
Neiman Marcus Group, Ltd.:
8.00%, 10/15/2021 (a)(b)	12,560,000	13,219,400
8.75%, 10/15/2021 (a)	5,958,000	6,397,402
Sears Holdings Corp. 6.63%, 10/15/2018 (b)	15,703,000	14,996,365

		34,613,167

OIL, GAS & CONSUMABLE FUELS — 15.8%
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (b)	11,634,000	756,210
6.25%, 6/1/2021	9,400,000	658,000
7.50%, 8/1/2020 (a)	2,250,000	562,500
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)(b)	8,185,000	5,565,800
7.38%, 11/1/2021 (a)	8,630,000	5,863,049
Antero Resources Corp.:
5.13%, 12/1/2022 (b)	14,959,000	14,136,255
5.38%, 11/1/2021	15,295,000	14,683,200
5.63%, 6/1/2023 (a)(b)	8,623,000	8,331,974
Arch Coal, Inc.:
7.00%, 6/15/2019	15,305,000	2,219,225
7.25%, 10/1/2020	7,000,000	1,960,000
7.25%, 6/15/2021 (b)	15,181,000	2,125,340
Atwood Oceanics, Inc. 6.50%, 2/1/2020	9,025,000	8,709,125
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	5,690,000	5,860,700
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021 (b)	6,592,000	6,245,920
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 4/15/2022 (b)	8,286,000	6,877,380
California Resources Corp.:
5.00%, 1/15/2020 (b)	12,435,000	10,942,800
5.50%, 9/15/2021 (b)	21,922,000	19,076,524
6.00%, 11/15/2024 (b)	31,698,000	27,260,280
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 4/15/2021	10,135,000	9,982,975
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023	9,765,000	9,789,412
7.50%, 9/15/2020	7,110,000	7,483,275
Chaparral Energy, Inc. 7.63%, 11/15/2022 (b)	5,260,000	3,787,200
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	20,670,000	17,931,225
5.75%, 3/15/2023 (b)	11,785,000	10,665,425
6.63%, 8/15/2020 (b)	18,290,000	17,832,750
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (b)	8,542,000	7,089,860
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (b)	6,229,000	5,917,550
Comstock Resources, Inc. 10.00%, 3/15/2020 (a)(b)	9,800,000	8,840,384
Concho Resources, Inc.:
5.50%, 4/1/2023	18,689,000	18,689,000
6.50%, 1/15/2022	8,184,000	8,531,820
7.00%, 1/15/2021 (b)	8,239,000	8,620,054
CONSOL Energy, Inc.:
5.88%, 4/15/2022	26,535,000	22,554,750
8.00%, 4/1/2023 (a)(b)	7,675,000	7,281,656
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020	8,043,000	8,324,505
6.13%, 3/1/2022 (b)	9,286,000	9,471,720
6.25%, 4/1/2023 (a)(b)	6,850,000	7,124,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	6,118,000	6,118,000
DCP Midstream LLC:
4.75%, 9/30/2021 (a)(b)	5,370,000	5,306,113
5.85%, 5/21/2043 (a)(c)	8,305,000	6,581,713
DCP Midstream Operating LP:
2.50%, 12/1/2017 (b)	7,265,000	7,031,823

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.88%, 3/15/2023	$7,000,000	$6,467,426
Denbury Resources, Inc.:
4.63%, 7/15/2023	15,465,000	12,990,600
5.50%, 5/1/2022	17,601,000	15,708,892
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)(b)	11,290,000	9,906,975
Eclipse Resources Corp. 8.88%, 7/15/2023 (a)(d)	7,000,000	6,779,850
Endeavor Energy Resources LP/EER Finance, Inc. 7.00%, 8/15/2021 (a)	6,845,000	6,810,775
Energy Transfer Equity LP:
5.50%, 6/1/2027 (b)	14,430,000	14,393,925
5.88%, 1/15/2024	18,745,000	19,438,565
7.50%, 10/15/2020	16,706,000	18,836,015
Energy XXI Gulf Coast, Inc.:
6.88%, 3/15/2024 (b)	10,500,000	3,360,000
9.25%, 12/15/2017 (b)	11,479,000	6,112,568
11.00%, 3/15/2020 (a)(b)	16,236,000	14,206,500
EnQuest PLC 7.00%, 4/15/2022 (a)	9,275,000	7,327,250
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023 (a)(b)	9,981,000	10,005,952
9.38%, 5/1/2020 (b)	26,885,000	28,731,999
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	4,751,000	4,418,430
EXCO Resources, Inc.:
7.50%, 9/15/2018 (b)	10,090,000	6,407,150
8.50%, 4/15/2022 (b)	6,957,000	3,565,463
Foresight Energy LLC/Foresight Energy Finance Corp. 7.88%, 8/15/2021 (a)	8,559,000	7,660,305
FTS International, Inc. 6.25%, 5/1/2022 (b)	7,380,000	5,424,300
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)(b)	6,595,000	6,809,338
Gulfport Energy Corp. 7.75%, 11/1/2020	6,560,000	6,871,600
Halcon Resources Corp. 8.63%, 2/1/2020 (a)(b)	9,972,000	9,847,350
Harvest Operations Corp. 6.88%, 10/1/2017	6,930,000	6,392,925
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	6,381,000	5,983,464
5.75%, 10/1/2025 (a)(b)	6,316,000	6,063,360
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022	5,005,000	4,767,263
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)(b)	14,900,000	12,478,750
Key Energy Services, Inc. 6.75%, 3/1/2021 (b)	8,897,000	5,249,230
Laredo Petroleum, Inc. 7.38%, 5/1/2022 (b)	3,043,000	3,202,758
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.63%, 12/1/2021 (b)	8,150,000	6,601,500
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)(b)	11,000,000	7,067,500
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019	23,455,000	18,353,537
6.50%, 5/15/2019	15,595,000	12,592,962
7.75%, 2/1/2021	5,600,000	4,354,000
8.63%, 4/15/2020 (b)	15,231,000	12,492,619
Magnum Hunter Resources Corp. 9.75%, 5/15/2020 (b)	7,909,000	7,078,555
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023	14,147,000	13,864,060
4.88%, 12/1/2024	17,108,000	16,723,070
4.88%, 6/1/2025	24,868,000	24,308,470
McDermott International, Inc. 8.00%, 5/1/2021 (a)	5,050,000	4,545,000
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	10,508,000	9,719,900
6.50%, 3/15/2021 (a)	9,961,000	9,587,462
7.00%, 3/31/2024 (a)	14,197,000	13,611,374
Memorial Production Partners LP/Memorial Production Finance Corp.:
6.88%, 8/1/2022	7,225,000	6,535,013
7.63%, 5/1/2021	11,020,000	10,496,550
Memorial Resource Development Corp. 5.88%, 7/1/2022 (b)	6,490,000	6,267,393
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.00%, 6/1/2020 (a)	8,500,000	8,138,750
Murray Energy Corp. 11.25%, 4/15/2021 (a)	18,400,000	15,456,000
Newfield Exploration Co.:
5.38%, 1/1/2026	8,396,000	8,312,040
5.63%, 7/1/2024	17,448,000	17,622,480
5.75%, 1/30/2022	12,938,000	13,132,070
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)(b)	7,775,000	7,872,187
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (b)	9,765,000	9,179,100
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (b)	6,780,000	6,169,800
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	12,312,000	12,496,680
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	7,125,000	5,343,750
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023	10,015,000	6,109,150
7.50%, 11/1/2019 (b)	13,455,000	8,274,825

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

ONEOK, Inc. 4.25%, 2/1/2022	$7,245,000	$6,994,823
Pacific Drilling SA 5.38%, 6/1/2020 (a)(b)	10,840,000	8,211,300
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)(b)	6,310,000	5,426,600
Paragon Offshore PLC 7.25%, 8/15/2024 (a)(b)	8,235,000	2,676,375
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (a)	6,384,000	6,477,781
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (b)	9,050,000	9,570,375
PDC Energy, Inc. 7.75%, 10/15/2022	5,777,000	6,036,965
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	20,520,000	9,849,600
6.25%, 11/15/2021 (b)	17,780,000	6,045,200
10.00%, 3/15/2022 (a)(b)	13,780,000	8,543,600
Penn Virginia Corp. 8.50%, 5/1/2020 (b)	10,996,000	9,868,910
Precision Drilling Corp. 6.63%, 11/15/2020	6,909,000	6,770,820
Puma International Financing SA:
6.75%, 2/1/2021 (a)	3,400,000	3,463,614
6.75%, 2/1/2021 (a)	11,825,000	12,046,246
QEP Resources, Inc.:
5.25%, 5/1/2023	10,564,000	10,115,030
5.38%, 10/1/2022	6,528,000	6,304,090
6.88%, 3/1/2021	8,008,000	8,308,300
Range Resources Corp.:
4.88%, 5/15/2025 (a)	12,060,000	11,715,084
5.00%, 8/15/2022	8,248,000	8,083,040
5.00%, 3/15/2023 (b)	10,891,000	10,673,180
Rice Energy, Inc. 6.25%, 5/1/2022 (b)	10,960,000	10,877,800
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (a)	6,920,000	7,214,100
Rosetta Resources, Inc.:
5.63%, 5/1/2021 (b)	8,552,000	9,086,500
5.88%, 6/1/2022 (b)	9,243,000	9,866,902
5.88%, 6/1/2024 (b)	5,275,000	5,683,813
RSP Permian, Inc. 6.63%, 10/1/2022 (a)	6,830,000	6,983,675
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	28,003,000	28,563,060
5.63%, 3/1/2025 (a)	27,519,000	27,243,810
5.75%, 5/15/2024	24,160,000	24,069,400
Samson Investment Co. 9.75%, 2/15/2020	36,275,000	2,085,813
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	18,105,000	16,203,975
7.75%, 6/15/2021 (b)	8,595,000	8,552,025
SandRidge Energy, Inc.:
7.50%, 2/15/2023 (b)	10,094,000	4,266,734
8.13%, 10/15/2022 (b)	5,093,000	2,177,258
8.75%, 6/1/2020 (a)(b)	17,280,000	15,681,600
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	11,660,000	12,371,260
Seventy Seven Energy, Inc. 6.50%, 7/15/2022 (b)	5,808,000	3,717,120
Seventy Seven Operating LLC 6.63%, 11/15/2019	9,647,000	7,621,130
SM Energy Co.:
5.00%, 1/15/2024 (b)	7,583,000	7,184,892
5.63%, 6/1/2025	6,814,000	6,744,497
6.13%, 11/15/2022 (a)	9,984,000	10,260,557
Stone Energy Corp. 7.50%, 11/15/2022	8,858,000	7,706,460
Sunoco LP/Sunoco Finance Corp. 6.38%, 4/1/2023 (a)	8,159,000	8,485,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (a)	11,615,000	11,498,850
4.25%, 11/15/2023	8,880,000	8,214,000
5.00%, 1/15/2018 (a)	14,555,000	14,882,487
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (a)	6,522,000	6,766,575
6.13%, 10/15/2021 (b)	8,128,000	8,473,440
6.25%, 10/15/2022 (a)	12,000,000	12,420,000
Transocean, Inc.:
5.05%, 12/15/2016	13,200,000	13,661,604
6.38%, 12/15/2021 (b)	17,000,000	15,300,000
6.50%, 11/15/2020 (b)	9,250,000	8,567,812
Tullow Oil PLC:
6.00%, 11/1/2020 (a)(b)	9,539,000	8,644,719
6.25%, 4/15/2022 (a)	9,085,000	8,040,225
Ultra Petroleum Corp. 6.13%, 10/1/2024 (a)	11,450,000	10,047,375
Unit Corp. 6.63%, 5/15/2021	9,350,000	9,069,500
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (b)	7,785,000	7,434,675
W&T Offshore, Inc. 8.50%, 6/15/2019 (b)	8,931,000	6,195,881
Whiting Canadian Holding Co. ULC 8.13%, 12/1/2019	11,113,000	11,633,922
Whiting Petroleum Corp.:
5.00%, 3/15/2019	14,614,000	14,321,720
5.75%, 3/15/2021	15,465,000	15,217,560
WPX Energy, Inc.:
5.25%, 9/15/2024	7,297,000	6,722,361
6.00%, 1/15/2022 (b)	14,195,000	14,017,562

		1,546,273,209

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023	7,982,000	7,263,620
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75%, 1/15/2019	9,550,000	5,491,250

		12,754,870

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.:
5.35%, 3/15/2020 (b)	$7,670,000	$6,984,494
5.75%, 3/15/2023 (b)	5,391,000	4,636,260
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	7,083,000	6,622,605
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	3,784,000	3,708,320

		21,951,679

PHARMACEUTICALS — 2.8%
Capsugel SA 7.00%, 5/15/2019 (a)	14,601,000	14,858,197
Catamaran Corp. 4.75%, 3/15/2021	7,116,000	7,880,970
Concordia Healthcare Corp. 7.00%, 4/15/2023 (a)	10,176,000	10,176,000
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	16,030,000	16,911,650
Endo Finance Co. 5.75%, 1/15/2022 (a)	4,809,000	4,869,113
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	9,656,000	9,535,300
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6.00%, 7/15/2023 (a)(d)	19,416,000	19,852,860
Endo Finance LLC/Endo, Ltd./Endo Finco, Inc. 6.00%, 2/1/2025 (a)(b)	16,337,000	16,602,476
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022	14,041,000	14,076,103
Hospira, Inc. 5.60%, 9/15/2040	7,994,000	9,051,246
JLL/Delta Dutch Pledgeco BV PIK 8.75%, 5/1/2020 (a)	6,333,000	6,427,995
NBTY, Inc. 9.00%, 10/1/2018	11,835,000	12,204,844
Quintiles Transnational Corp. 4.88%, 5/15/2023 (a)	10,734,000	10,787,670
Valeant Pharmaceuticals International, Inc.:
5.88%, 5/15/2023 (a)	45,915,000	47,062,875
6.13%, 4/15/2025 (a)	42,243,000	43,457,486
6.38%, 10/15/2020 (a)	30,763,000	32,397,284

		276,152,069

REAL ESTATE INVESTMENT TRUSTS — 1.2%
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017	15,750,000	15,277,500
3.00%, 2/6/2019	9,550,000	9,060,562
4.60%, 2/6/2024	7,686,000	7,485,857
Communications Sales & Leasing, Inc. 8.25%, 10/15/2023 (a)	15,172,000	14,906,490
DuPont Fabros Technology LP 5.88%, 9/15/2021	7,669,000	7,764,863
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)(b)	6,950,000	6,758,875
Felcor Lodging LP 5.63%, 3/1/2023	8,498,000	8,731,695
Howard Hughes Corp. 6.88%, 10/1/2021 (a)	8,916,000	9,450,960
iStar Financial, Inc.:
4.00%, 11/1/2017	7,156,000	7,030,770
5.00%, 7/1/2019	10,949,000	10,798,451
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	11,240,000	11,183,800
Sabra Health Care LP/Sabra Capital Corp. 5.50%, 2/1/2021	6,960,000	7,203,600

		115,653,423

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Services, Inc. 5.00%, 3/15/2023	9,699,000	9,795,990
Realogy Group LLC 7.63%, 1/15/2020 (a)	9,294,000	9,842,346

		19,638,336

ROAD & RAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023	10,240,000	10,112,000
CHC Helicopter SA 9.25%, 10/15/2020 (b)	13,759,200	10,009,818

		20,121,818

SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019	7,835,000	7,110,263
Amkor Technology, Inc. 6.38%, 10/1/2022 (b)	7,480,000	7,573,500
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)	6,800,000	6,970,000
6.00%, 1/15/2022 (a)	12,153,000	12,882,180
Sensata Technologies BV:
4.88%, 10/15/2023 (a)	7,803,000	7,705,463
5.00%, 10/1/2025 (a)	9,750,000	9,494,062
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	8,463,000	8,494,736

		60,230,204

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	14,737,000	14,129,099
5.50%, 2/1/2025 (a)	16,255,000	15,230,935
5.88%, 2/15/2022 (b)	7,220,000	7,346,350

		36,706,384

SOFTWARE — 1.6%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (a)	19,483,000	20,408,442
6.13%, 9/15/2023 (a)(b)	10,541,000	11,305,222
Audatex North America, Inc.:
6.00%, 6/15/2021 (a)	21,679,000	22,275,172
6.13%, 11/1/2023 (a)	8,885,000	9,129,338
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	24,982,000	20,235,420

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	$11,280,000	$8,008,800
IMS Health, Inc. 6.00%, 11/1/2020 (a)(b)	4,591,000	4,728,730
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)	6,699,000	6,715,748
Italics Merger Sub, Inc. 7.13%, 7/15/2023 (a)(b)	8,868,000	8,757,150
MSCI, Inc. 5.25%, 11/15/2024 (a)	12,885,000	13,046,062
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	13,539,000	13,606,695
Open Text Corp. 5.63%, 1/15/2023 (a)	11,285,000	11,172,150
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	7,687,000	8,167,438
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023 (a)(d)	3,259,000	3,291,590

		160,847,957

SPECIALTY RETAIL — 3.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	2,570,000	2,704,925
7.00%, 5/20/2022	14,250,000	15,105,000
Best Buy Co., Inc.:
5.00%, 8/1/2018 (b)	7,044,000	7,431,420
5.50%, 3/15/2021 (b)	4,209,000	4,365,154
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	6,153,000	4,953,165
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)(b)	13,078,000	11,050,910
CST Brands, Inc. 5.00%, 5/1/2023	7,699,000	7,660,505
Dufry Finance SCA 5.50%, 10/15/2020 (a)	5,225,000	5,379,164
Family Tree Escrow LLC:
5.25%, 3/1/2020 (a)	10,035,000	10,499,119
5.75%, 3/1/2023 (a)	33,591,000	35,102,595
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/1/2021	6,775,000	6,758,063
6.75%, 6/15/2023 (a)	7,000,000	7,035,000
Group 1 Automotive, Inc. 5.00%, 6/1/2022	8,400,000	8,358,000
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	8,235,000	7,535,025
L Brands, Inc.:
5.63%, 2/15/2022 (b)	14,045,000	14,782,362
5.63%, 10/15/2023 (b)	6,800,000	7,140,000
6.63%, 4/1/2021	13,969,000	15,357,239
Landry’s, Inc. 9.38%, 5/1/2020 (a)	5,822,000	6,244,095
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (b)	7,499,000	8,023,930
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)(b)	6,108,000	6,398,130
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)(b)	7,849,000	7,927,490
Party City Holdings, Inc. 8.88%, 8/1/2020	9,088,000	9,701,440
Penske Automotive Group, Inc. 5.75%, 10/1/2022	7,564,000	7,866,560
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	7,708,000	8,054,860
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	9,445,000	9,704,737
Rite Aid Corp.:
6.13%, 4/1/2023 (a)	24,784,000	25,527,520
6.75%, 6/15/2021 (b)	11,093,000	11,647,650
9.25%, 3/15/2020	14,243,000	15,435,851
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	11,304,000	11,784,420
6.88%, 11/15/2019	9,288,000	9,705,960
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)(b)	8,892,000	9,381,060
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	7,850,000	7,846,075
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a)	6,645,000	6,653,306

		333,120,730

STORAGE/WAREHOUSING — 0.2%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	10,147,000	9,791,855
10.75%, 10/15/2019 (a)(b)	9,699,000	7,443,983

		17,235,838

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
IHS, Inc. 5.00%, 11/1/2022 (a)	9,798,000	9,736,762
Infor US, Inc. 6.50%, 5/15/2022 (a)	23,734,000	24,149,345
NCR Corp.:
4.63%, 2/15/2021	5,473,000	5,486,683
5.00%, 7/15/2022	8,762,000	8,882,478
6.38%, 12/15/2023	9,337,000	9,897,220
Project Homestake Merger Corp. 8.88%, 3/1/2023 (a)(b)	7,875,000	7,638,750
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	12,645,000	13,055,962
7.38%, 11/15/2018	10,015,000	10,370,532
7.63%, 11/15/2020	8,143,000	8,509,435
Zebra Technologies Corp. 7.25%, 10/15/2022 (a)	13,680,000	14,808,600

		112,535,767

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020	$17,584,000	$18,375,280
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	9,890,000	9,741,650
Levi Strauss & Co.:
5.00%, 5/1/2025 (a)(b)	7,280,000	7,043,400
6.88%, 5/1/2022	3,504,000	3,740,520
PVH Corp. 4.50%, 12/15/2022	9,633,000	9,536,670

		48,437,520

THRIFTS & MORTGAGE FINANCE — 0.2%
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)(b)	11,050,000	11,215,750
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	7,893,000	7,577,280

		18,793,030

TOBACCO — 0.1%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	8,817,000	7,714,875
Vector Group, Ltd. 7.75%, 2/15/2021	6,536,000	6,993,520

		14,708,395

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)(b)	6,132,000	4,782,960
Stena AB 7.00%, 2/1/2024 (a)(b)	8,875,000	8,564,375
United Rentals North America, Inc.:
6.13%, 6/15/2023	12,840,000	13,112,850
7.63%, 4/15/2022	18,221,000	19,724,232
WESCO Distribution, Inc. 5.38%, 12/15/2021	7,365,000	7,438,650

		53,623,067

TRANSPORTATION INFRASTRUCTURE — 0.8%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	12,090,000	12,120,225
Gulfmark Offshore, Inc. 6.38%, 3/15/2022 (b)	6,039,000	4,514,153
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	9,205,000	9,066,925
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 7.38%, 1/15/2022 (a)	10,693,000	9,262,811
PHI, Inc. 5.25%, 3/15/2019	7,395,000	6,840,375
XPO Logistics, Inc.:
6.50%, 6/15/2022 (a)(b)	28,426,000	27,821,947
7.88%, 9/1/2019 (a)	10,635,000	11,364,561

		80,990,997

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
Avaya, Inc.:
7.00%, 4/1/2019 (a)	11,075,000	10,825,813
10.50%, 3/1/2021 (a)(b)	18,067,000	14,905,275
Crown Castle International Corp.:
4.88%, 4/15/2022	12,526,000	12,651,260
5.25%, 1/15/2023	22,057,000	22,216,913
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)	7,137,000	6,862,440
6.00%, 3/15/2025 (a)	3,680,000	3,551,200
6.63%, 10/15/2021 (a)(b)	10,292,000	10,575,030
SBA Communications Corp. 4.88%, 7/15/2022	10,950,000	10,662,563
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	39,244,000	44,316,679
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (b)	23,813,000	24,408,325
6.38%, 3/1/2025	23,675,000	24,207,687
6.63%, 4/1/2023	25,433,000	26,418,529
Telecom Italia SpA 5.30%, 5/30/2024 (a)	19,958,000	19,883,157

		231,484,871

TOTAL BONDS & NOTES —
(Cost $10,041,736,327)		9,567,578,722

	Shares
SHORT TERM INVESTMENTS — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	474,507,940	474,507,940
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	82,834,864	82,834,864

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $557,342,804)		557,342,804

TOTAL INVESTMENTS — 103.3% (i)
(Cost $10,599,079,131)		10,124,921,526
OTHER ASSETS & LIABILITIES — (3.3)%		(327,795,552)

NET ASSETS — 100.0%		$9,797,125,974

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 43.7% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(d)	When-issued security
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs (Note 2).
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

ADS = American Depositary Shares
CVR = Contingent Value Rights
PIK = Payment in Kind
PLC = Public Limited Company
SARL = Societe A Responsabilite Limitee
SAS = Societe par Actions Simplifiee
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 96.8%
AEROSPACE & DEFENSE — 1.1%
Bombardier, Inc.:
4.75%, 4/15/2019 (a)	$8,055,000	$7,833,487
5.50%, 9/15/2018 (a)(b)	7,792,000	7,714,080
7.50%, 3/15/2018 (a)(b)	6,627,000	6,925,215
7.75%, 3/15/2020 (a)(b)	8,800,000	8,848,400
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (b)	6,998,000	6,376,928
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)	6,475,000	6,928,250
Sequa Corp. 7.00%, 12/15/2017 (a)(b)	4,295,500	2,920,940

		47,547,300

AIRLINES — 0.8%
Air Canada 6.75%, 10/1/2019 (a)(b)	6,800,000	7,208,000
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	5,361,000	5,186,768
5.50%, 10/1/2019 (a)(b)	9,375,000	9,445,312
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018	4,552,000	4,745,460
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	5,813,000	6,033,894

		32,619,434

AUTO COMPONENTS — 1.3%
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)	5,345,000	5,244,781
4.13%, 12/15/2018 (a)	7,350,000	7,441,875
4.25%, 11/15/2019 (a)	5,975,000	6,064,625
Schaeffler Holding Finance BV:
6.25%, 11/15/2019 (a)	4,400,000	4,636,500
6.88%, 8/15/2018 (a)	13,292,000	13,757,220
UCI International, Inc. 8.63%, 2/15/2019	5,500,000	4,895,000
ZF North America Capital, Inc. 4.00%, 4/29/2020 (a)	13,129,000	13,112,589

		55,152,590

AUTOMOBILES — 0.5%
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020 (a)(b)	17,096,000	17,010,520
General Motors Co. 3.50%, 10/2/2018	3,000,000	3,097,530

		20,108,050

BANKS — 3.2%
CIT Group, Inc.:
3.88%, 2/19/2019	9,965,000	9,890,263
4.25%, 8/15/2017	15,969,000	16,208,535
5.00%, 5/15/2017	13,425,000	13,843,860
5.25%, 3/15/2018	14,750,000	15,247,812
5.38%, 5/15/2020	3,300,000	3,440,250
5.50%, 2/15/2019 (a)	18,200,000	18,973,500
6.63%, 4/1/2018 (a)	6,696,000	7,106,130
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	7,220,000	7,295,377
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018 (b)	10,075,000	10,410,941
Royal Bank of Scotland NV 4.65%, 6/4/2018	2,550,000	2,672,754
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.63%, 12/1/2018 (a)	4,820,000	4,880,250
Synovus Financial Corp. 5.13%, 6/15/2017	7,013,000	7,170,793
UniCredit Bank Austria AG 7.25%, 2/15/2017 (a)(b)	6,450,000	6,723,725
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (a)	10,050,000	10,611,443

		134,475,633

BEVERAGES — 0.8%
Constellation Brands, Inc.:
3.88%, 11/15/2019 (b)	5,280,000	5,359,200
7.25%, 9/1/2016	6,036,000	6,383,070
7.25%, 5/15/2017	7,050,000	7,684,676
Cott Beverages, Inc. 6.75%, 1/1/2020 (a)	7,780,000	8,071,750
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.50%, 8/15/2019 (a)	6,000,000	6,240,000

		33,738,696

BUILDING PRODUCTS — 1.5%
Associated Materials LLC 9.13%, 11/1/2017	9,856,000	8,180,480
Euramax International, Inc. 9.50%, 4/1/2016 (b)	4,073,000	4,011,905
Hanson PLC 6.13%, 8/15/2016	10,760,000	11,206,540
Lafarge SA:
6.20%, 7/9/2015 (a)	4,451,000	4,448,997
6.50%, 7/15/2016	8,891,000	9,313,322
Masco Corp.:
5.95%, 3/15/2022	447,000	501,758
6.13%, 10/3/2016	12,696,000	13,362,540
USG Corp.:
6.30%, 11/15/2016	6,048,000	6,327,720
9.75%, 1/15/2018	5,394,000	6,135,675

		63,488,937

CAPITAL MARKETS — 0.1%
American Capital, Ltd. 6.50%, 9/15/2018 (a)	3,696,000	3,834,600

CHEMICALS — 1.8%
Ashland, Inc. 3.88%, 4/15/2018 (b)	5,687,000	5,843,392
Hexion, Inc.:
6.63%, 4/15/2020	18,750,000	17,203,125
8.88%, 2/1/2018	13,920,000	12,562,800
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)(b)	7,345,000	7,381,725
6.13%, 8/15/2018 (a)(b)	6,073,000	6,202,051
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, 3/1/2019	4,100,000	4,189,688

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Perstorp Holding AB:
8.75%, 5/15/2017 (a)(b)	$4,650,000	$4,836,000
11.00%, 8/15/2017 (a)(b)	5,005,000	5,292,788
PQ Corp. 8.75%, 5/1/2018 (a)	7,160,000	7,231,600
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/1/2018 (a)	4,925,000	4,801,875

		75,545,044

COMMERCIAL SERVICES & SUPPLIES — 3.8%
ACCO Brands Corp. 6.75%, 4/30/2020	3,250,000	3,412,500
ADT Corp.:
2.25%, 7/15/2017	7,255,000	7,183,901
4.13%, 4/15/2019 (b)	5,024,000	5,099,360
APX Group, Inc. 6.38%, 12/1/2019	11,550,000	11,203,500
Aramark Services, Inc. 5.75%, 3/15/2020	6,054,000	6,320,376
Casella Waste Systems, Inc. 7.75%, 2/15/2019	4,425,000	4,469,250
Cenveo Corp. 6.00%, 8/1/2019 (a)	5,800,000	5,452,000
Constellis Holdings LLC/Constellis Finance Corp. 9.75%, 5/15/2020 (a)	4,500,000	4,342,500
DynCorp International, Inc. 10.38%, 7/1/2017	5,663,000	4,077,360
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	7,575,000	6,817,500
Hertz Corp.:
6.75%, 4/15/2019	14,435,000	14,895,476
7.50%, 10/15/2018	11,496,000	11,883,990
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	5,000,000	5,068,750
Interactive Data Corp. 5.88%, 4/15/2019 (a)	5,465,000	5,505,988
Iron Mountain, Inc. 7.75%, 10/1/2019	4,765,000	4,979,425
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	13,547,000	13,834,196
Laureate Education, Inc. 9.50%, 9/1/2019 (a)(b)	15,465,000	14,421,113
Monitronics International, Inc. 9.13%, 4/1/2020	6,150,000	5,934,750
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018 (b)	4,850,000	3,637,500
Production Resource Group, Inc. 8.88%, 5/1/2019	4,800,000	3,828,000
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)(b)	5,343,000	5,462,095
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)(b)	5,550,000	5,244,750
Tervita Corp. 8.00%, 11/15/2018 (a)	7,665,000	6,975,150

		160,049,430

CONSTRUCTION & ENGINEERING — 0.3%
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (a)	4,795,000	4,639,163
Modular Space Corp. 10.25%, 1/31/2019 (a)(b)	4,277,000	3,699,605
SBA Communications Corp. 5.63%, 10/1/2019	4,915,000	5,111,600

		13,450,368

CONSUMER FINANCE — 0.2%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (a)(b)	3,682,000	2,043,510
Community Choice Financial, Inc. 10.75%, 5/1/2019	5,040,000	2,576,700
DFC Finance Corp. 10.50%, 6/15/2020 (a)	7,500,000	5,681,250

		10,301,460

CONTAINERS & PACKAGING — 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 6.25%, 1/31/2019 (a)(b)	4,674,000	4,755,795
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a)	8,416,000	8,400,220
6.00%, 6/15/2017 (a)	8,146,000	8,146,000
Coveris Holdings SA 7.88%, 11/1/2019 (a)	7,672,000	7,633,640
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	865,000	905,006
Silgan Holdings, Inc. 5.00%, 4/1/2020	3,859,000	3,965,123

		33,805,784

DISTRIBUTORS — 0.3%
HD Supply, Inc. 11.00%, 4/15/2020	3,000,000	3,338,700
VWR Funding, Inc. 7.25%, 9/15/2017	8,752,000	9,047,380

		12,386,080

DIVERSIFIED CONSUMER SERVICES — 0.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
7.13%, 4/15/2019	4,750,000	4,886,563
7.88%, 8/15/2019	7,150,000	7,444,937
8.50%, 5/15/2018	4,735,000	4,829,700
9.00%, 4/15/2019	6,300,000	6,512,625
9.88%, 8/15/2019	12,336,000	12,952,800

		36,626,625

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 11.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
2.75%, 5/15/2017 (a)(b)	$3,987,000	$3,962,081
3.75%, 5/15/2019 (a)	11,025,000	10,900,969
4.25%, 7/1/2020	3,214,000	3,216,009
Affinion Investments LLC 13.50%, 8/15/2018	4,162,000	1,831,280
Aircastle, Ltd.:
4.63%, 12/15/2018 (b)	6,100,000	6,283,000
6.25%, 12/1/2019 (b)	5,154,000	5,585,390
6.75%, 4/15/2017	7,049,000	7,507,185
Ally Financial, Inc.:
2.75%, 1/30/2017	7,585,000	7,550,867
3.13%, 1/15/2016 (b)	3,000,000	3,011,250
3.25%, 2/13/2018	5,000,000	4,968,750
3.50%, 7/18/2016 (b)	7,800,000	7,917,000
3.50%, 1/27/2019	5,920,000	5,875,600
3.60%, 5/21/2018	7,850,000	7,859,812
3.75%, 11/18/2019	6,000,000	5,955,000
4.13%, 3/30/2020 (b)	10,700,000	10,679,884
4.75%, 9/10/2018	5,846,000	6,028,688
5.50%, 2/15/2017	10,460,000	10,904,550
6.25%, 12/1/2017	6,955,000	7,424,462
8.00%, 12/31/2018	4,449,000	4,966,196
8.00%, 3/15/2020	1,000,000	1,177,500
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017	12,346,000	12,346,000
CNG Holdings, Inc. 9.38%, 5/15/2020 (a)	5,000,000	3,625,000
CNH Capital LLC 3.25%, 2/1/2017	4,725,000	4,707,281
CNH Industrial Capital LLC:
3.38%, 7/15/2019 (b)	5,750,000	5,577,500
3.63%, 4/15/2018 (b)	6,075,000	6,075,000
3.88%, 11/1/2015	9,044,000	9,066,610
3.88%, 7/16/2018 (a)	7,000,000	7,008,750
6.25%, 11/1/2016	4,900,000	5,083,750
General Motors Financial Co., Inc.:
2.63%, 7/10/2017	6,851,000	6,925,553
3.00%, 9/25/2017	2,550,000	2,599,758
3.15%, 1/15/2020	1,850,000	1,858,669
3.25%, 5/15/2018	7,083,000	7,244,096
3.50%, 7/10/2019 (b)	10,175,000	10,390,384
6.75%, 6/1/2018	5,225,000	5,832,620
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	14,650,000	14,741,562
4.88%, 3/15/2019	13,825,000	13,928,687
International Lease Finance Corp.:
3.88%, 4/15/2018	7,586,000	7,623,930
5.75%, 5/15/2016	10,185,000	10,439,625
5.88%, 4/1/2019	7,671,000	8,178,820
6.25%, 5/15/2019	12,455,000	13,466,969
8.63%, 9/15/2015	10,025,000	10,150,312
8.75%, 3/15/2017	14,755,000	16,143,593
8.88%, 9/1/2017 (b)	5,475,000	6,118,313
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/1/2020 (a)	3,250,000	3,193,125
7.50%, 4/15/2021 (a)	5,000,000	4,993,000
KCG Holdings, Inc. 6.88%, 3/15/2020 (a)	7,100,000	6,851,500
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	6,430,000	6,430,000
9.63%, 5/1/2019 (b)	2,390,000	2,539,375
Navient Corp.:
3.88%, 9/10/2015	2,475,000	2,478,094
4.63%, 9/25/2017	4,460,000	4,532,475
4.88%, 6/17/2019	8,850,000	8,761,500
5.50%, 1/15/2019	12,545,000	12,791,133
6.00%, 1/25/2017	10,003,000	10,403,120
6.25%, 1/25/2016	8,248,000	8,412,960
8.00%, 3/25/2020	13,736,000	15,315,640
8.45%, 6/15/2018	21,639,000	24,047,421
OneMain Financial Holdings, Inc. 6.75%, 12/15/2019 (a)(b)	8,790,000	9,163,575
Outerwall, Inc. 6.00%, 3/15/2019 (b)	4,375,000	4,385,938
ROC Finance LLC/ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)(b)	4,710,000	5,027,925
Springleaf Finance Corp.:
5.25%, 12/15/2019 (b)	7,635,000	7,530,019
5.40%, 12/1/2015	9,689,000	9,785,890
5.75%, 9/15/2016	4,650,000	4,806,938
6.90%, 12/15/2017	19,033,000	20,174,980
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)(b)	7,156,000	5,867,920
TransUnion:
8.13%, 6/15/2018	4,375,000	4,471,250
9.63%, 6/15/2018	6,802,000	6,821,046

		501,523,079

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.8%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)(b)	6,800,000	6,978,500
8.88%, 1/1/2020 (a)(b)	5,800,000	6,307,500
Altice Financing SA 7.88%, 12/15/2019 (a)	6,700,000	7,051,750
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)(b)	5,750,000	5,433,750
Brightstar Corp. 9.50%, 12/1/2016 (a)	4,400,000	4,521,000
CenturyLink, Inc.:
5.15%, 6/15/2017 (b)	3,250,000	3,371,875
5.63%, 4/1/2020	9,800,000	9,812,250
6.00%, 4/1/2017	4,250,000	4,430,625
6.45%, 6/15/2021	6,000,000	6,045,000
CommScope, Inc. 4.38%, 6/15/2020 (a)	4,730,000	4,777,300
Frontier Communications Corp.:
7.13%, 3/15/2019	6,430,000	6,638,975
8.13%, 10/1/2018 (b)	5,677,000	6,120,544
8.25%, 4/15/2017 (b)	5,655,000	6,079,125

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

8.50%, 4/15/2020	$12,900,000	$13,486,950
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	9,572,000	10,385,620
Intelsat Jackson Holdings SA 7.25%, 4/1/2019	17,817,000	18,084,255
Intelsat Luxembourg SA 6.75%, 6/1/2018	5,400,000	5,109,750
Level 3 Financing, Inc. 7.00%, 6/1/2020	7,421,000	7,875,536
Numericable-SFR SAS 4.88%, 5/15/2019 (a)	29,050,000	28,759,500
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	1,838,000	1,966,660
Softbank Corp. 4.50%, 4/15/2020 (a)	31,350,000	31,467,563
Sprint Capital Corp. 6.90%, 5/1/2019	14,148,000	14,430,960
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)(b)	8,700,000	9,462,990
9.13%, 3/1/2017	8,440,000	9,136,300
Syniverse Holdings, Inc. 9.13%, 1/15/2019 (b)	5,693,000	5,009,840
T-Mobile USA, Inc.:
5.25%, 9/1/2018	6,534,000	6,713,685
6.54%, 4/28/2020	11,200,000	11,726,288
6.63%, 11/15/2020	6,050,000	6,292,000
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)(b)	10,783,000	10,958,224
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)	5,275,000	5,218,953
Wind Acquisition Finance SA 6.50%, 4/30/2020 (a)	3,700,000	3,866,500
Windstream Services LLC 7.88%, 11/1/2017	11,392,000	12,104,000

		289,623,768

ELECTRIC UTILITIES — 2.4%
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (a)	3,800,000	3,980,500
Dynegy, Inc. 6.75%, 11/1/2019 (a)	23,010,000	23,941,905
EDP Finance BV 6.00%, 2/2/2018 (a)	5,754,000	6,162,546
FirstEnergy Corp. 2.75%, 3/15/2018	8,544,000	8,669,827
GenOn Energy, Inc. 9.50%, 10/15/2018	7,658,000	7,811,160
Ipalco Enterprises, Inc.:
3.45%, 7/15/2020 (a)	8,867,000	8,822,665
5.00%, 5/1/2018	3,000,000	3,165,000
NRG Energy, Inc. 7.63%, 1/15/2018	13,529,000	14,831,166
RRI Energy, Inc. 7.88%, 6/15/2017	8,728,000	8,837,100
Talen Energy Supply LLC:
5.13%, 7/15/2019 (a)	13,325,000	13,058,500
6.50%, 5/1/2018 (b)	3,859,000	4,129,130

		103,409,499

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Anixter, Inc. 5.63%, 5/1/2019	3,725,000	3,957,813
Flextronics International, Ltd. 4.63%, 2/15/2020 (b)	3,733,000	3,816,993
Kemet Corp. 10.50%, 5/1/2018 (b)	4,399,000	4,453,987
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)	4,730,000	4,777,300
3.75%, 6/1/2018 (a)	7,313,000	7,367,847
4.13%, 6/15/2020 (a)	6,223,000	6,269,672
Rexel SA 5.25%, 6/15/2020 (a)	2,500,000	2,600,000
Sanmina Corp. 4.38%, 6/1/2019 (a)	4,285,000	4,274,288
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	5,000,000	4,696,900

		42,214,800

ENGINEERING & CONSTRUCTION — 0.6%
Abengoa Finance SAU:
7.75%, 2/1/2020 (a)(b)	5,400,000	5,346,000
8.88%, 11/1/2017 (a)(b)	8,190,000	8,517,600
Aguila 3 SA 7.88%, 1/31/2018 (a)	11,096,000	10,985,040

		24,848,640

FOOD PRODUCTS — 1.9%
BI-LO LLC/BI-LO Finance Corp.:
8.63%, 9/15/2018 (a)(b)	5,950,000	5,503,750
9.25%, 2/15/2019 (a)(b)	4,920,000	4,969,200
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	5,841,000	6,125,749
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.88%, 2/1/2020 (a)	1,200,000	1,251,000
HRG Group, Inc. 7.88%, 7/15/2019	7,653,000	8,073,915
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	6,700,000	7,102,000
Smithfield Foods, Inc. 7.75%, 7/1/2017	5,715,000	6,265,069
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	5,130,000	5,206,950
Tesco PLC:
2.70%, 1/5/2017 (a)	6,260,000	6,309,648
5.50%, 11/15/2017 (a)	11,100,000	11,836,673
US Foods, Inc. 8.50%, 6/30/2019 (b)	17,052,000	17,776,710

		80,420,664

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Alere, Inc.:
6.50%, 6/15/2020	5,755,000	5,927,650
7.25%, 7/1/2018	4,941,000	5,175,698
8.63%, 10/1/2018	6,885,000	7,129,417

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

ConvaTec Finance International SA 8.25%, 1/15/2019 (a)	$10,200,000	$10,021,500
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	5,475,000	5,483,760
Immucor, Inc. 11.13%, 8/15/2019	4,450,000	4,717,000
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	21,113,000	22,538,550
12.50%, 11/1/2019 (b)	6,820,000	7,365,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 4/15/2020 (a)	7,098,000	7,222,570

		75,581,745

HEALTH CARE PROVIDERS & SERVICES — 5.6%
Capella Healthcare, Inc. 9.25%, 7/1/2017	7,456,000	7,633,080
Centene Corp. 5.75%, 6/1/2017	3,947,000	4,183,820
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	19,743,000	20,236,575
8.00%, 11/15/2019	23,570,000	24,836,887
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	8,278,000	8,960,935
Fresenius Medical Care US Finance, Inc.:
6.50%, 9/15/2018 (a)	5,060,000	5,566,000
6.88%, 7/15/2017	4,680,000	5,066,100
HCA, Inc.:
3.75%, 3/15/2019	18,005,000	18,140,037
4.25%, 10/15/2019 (b)	7,100,000	7,268,625
6.50%, 2/15/2016	10,625,000	10,950,337
6.50%, 2/15/2020	35,724,000	39,921,570
8.00%, 10/1/2018 (b)	5,113,000	5,931,080
Health Net, Inc. 6.38%, 6/1/2017	5,509,000	5,825,768
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	10,591,000	10,961,685
Kindred Healthcare, Inc. 8.00%, 1/15/2020 (a)	9,730,000	10,411,100
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (a)	5,750,000	6,059,350
Prospect Medical Holdings, Inc. 8.38%, 5/1/2019 (a)	6,200,000	6,596,180
Tenet Healthcare Corp.:
4.75%, 6/1/2020	1,033,000	1,049,141
5.00%, 3/1/2019 (a)	13,240,000	13,240,000
5.50%, 3/1/2019 (a)	5,365,000	5,411,944
6.25%, 11/1/2018	13,580,000	14,751,275
Universal Health Services, Inc. 7.13%, 6/30/2016 (b)	2,240,000	2,363,200

		235,364,689

HOTELS, RESTAURANTS & LEISURE — 2.6%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)	3,815,000	3,972,369
Carlson Travel Holdings, Inc. 7.50%, 8/15/2019 (a)	4,220,000	4,283,300
Carlson Wagonlit BV 6.88%, 6/15/2019 (a)	2,250,000	2,371,500
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/1/2018	3,530,000	3,622,663
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (a)	4,960,000	5,208,000
International Game Technology 7.50%, 6/15/2019 (b)	5,247,000	5,588,055
International Game Technology PLC 5.63%, 2/15/2020 (a)(b)	6,881,000	6,726,177
Marina District Finance Co., Inc. 9.88%, 8/15/2018 (b)	4,834,000	4,966,935
MGM Mirage, Inc.:
6.63%, 7/15/2015	10,268,000	10,266,460
7.63%, 1/15/2017	7,673,000	8,181,336
MGM Resorts International:
5.25%, 3/31/2020	5,000,000	5,037,500
7.50%, 6/1/2016	7,840,000	8,173,200
8.63%, 2/1/2019	9,439,000	10,666,070
10.00%, 11/1/2016	5,560,000	6,060,400
11.38%, 3/1/2018 (b)	5,931,000	6,968,925
MTR Gaming Group, Inc. 11.50%, 8/1/2019	6,680,475	7,106,355
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	6,080,000	6,224,400
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016 (b)	4,378,000	4,570,238

		109,993,883

HOUSEHOLD DURABLES — 2.1%
Centex LLC 6.50%, 5/1/2016	5,590,000	5,799,625
DR Horton, Inc.:
3.63%, 2/15/2018	4,168,000	4,246,150
3.75%, 3/1/2019	4,377,000	4,409,828
4.00%, 2/15/2020 (b)	4,923,000	4,896,908
4.75%, 5/15/2017	4,991,000	5,178,162
6.50%, 4/15/2016	5,082,000	5,247,165
Jarden Corp. 7.50%, 5/1/2017 (b)	5,466,000	5,944,275
KB Home:
4.75%, 5/15/2019	6,970,000	6,917,725
8.00%, 3/15/2020	4,105,000	4,515,500
Lennar Corp.:
4.50%, 6/15/2019	4,005,000	4,085,100
4.50%, 11/15/2019	6,040,000	6,115,500
4.75%, 12/15/2017 (b)	4,498,000	4,677,920
12.25%, 6/1/2017	5,001,000	5,901,180
Standard Pacific Corp. 8.38%, 5/15/2018 (b)	5,187,000	5,913,180
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	5,118,000	5,220,360

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

8.91%, 10/15/2017	$4,025,000	$4,568,375
Tri Pointe Holdings, Inc. 4.38%, 6/15/2019	4,800,000	4,704,000

		88,340,953

HOUSEHOLD PRODUCTS — 0.2%
American Achievement Corp. 10.88%, 4/15/2016 (a)(b)	4,600,000	4,370,000
Central Garden & Pet Co. 8.25%, 3/1/2018 (b)	5,627,000	5,762,048

		10,132,048

INDUSTRIAL CONGLOMERATES — 0.1%
LSB Industries, Inc. 7.75%, 8/1/2019	3,900,000	4,134,000

INSURANCE — 0.4%
Genworth Financial, Inc.:
6.52%, 5/22/2018	5,535,000	5,811,750
7.70%, 6/15/2020 (b)	1,800,000	1,948,464
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.13%, 7/15/2019 (a)(b)	4,660,000	4,636,700
Radian Group, Inc. 5.25%, 6/15/2020	3,500,000	3,482,500

		15,879,414

INTERNET SOFTWARE & SERVICES — 0.3%
Ancestry.com Holdings, Inc. 9.63%, 10/15/2018 (a)	4,505,000	4,595,100
Equinix, Inc. 4.88%, 4/1/2020	3,400,000	3,434,000
IAC/InterActiveCorp. 4.88%, 11/30/2018 (b)	5,118,000	5,277,938

		13,307,038

IT SERVICES — 0.6%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	3,243,000	3,348,398
First Data Corp. 7.38%, 6/15/2019 (a)	20,259,000	21,059,230

		24,407,628

LEISURE PRODUCTS — 0.3%
Gibson Brands, Inc. 8.88%, 8/1/2018 (a)	4,682,000	4,728,820
Sabre Holdings Corp. 8.35%, 3/15/2016 (b)	6,749,000	7,002,088

		11,730,908

MACHINERY — 0.9%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)(b)	7,441,000	7,645,627
Case New Holland, Inc. 7.88%, 12/1/2017	16,299,000	17,847,405
Harsco Corp. 5.75%, 5/15/2018 (b)	6,526,000	6,721,780
SPX Corp. 6.88%, 9/1/2017	5,221,000	5,625,628

		37,840,440

MEDIA — 6.1%
Affinion Group, Inc. 7.88%, 12/15/2018 (b)	5,750,000	3,823,750
Cablevision Systems Corp.:
7.75%, 4/15/2018	8,487,000	9,165,960
8.00%, 4/15/2020	4,975,000	5,397,875
8.63%, 9/15/2017	10,102,000	11,011,180
CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, 1/15/2019	8,720,000	9,057,900
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/2020	22,932,000	23,906,610
Cogeco Cable, Inc. 4.88%, 5/1/2020 (a)	5,000,000	5,075,000
CSC Holdings LLC:
7.63%, 7/15/2018	5,154,000	5,643,630
8.63%, 2/15/2019	5,281,000	5,987,334
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	6,760,000	6,202,300
DISH DBS Corp.:
4.25%, 4/1/2018	14,580,000	14,835,150
4.63%, 7/15/2017 (b)	10,204,000	10,510,120
5.13%, 5/1/2020	8,875,000	8,974,844
5.88%, 7/15/2022 (b)	4,000,000	3,920,000
7.13%, 2/1/2016	16,490,000	16,922,862
7.88%, 9/1/2019	14,840,000	16,457,560
Graton Economic Development Authority 9.63%, 9/1/2019 (a)	5,250,000	5,661,600
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (b)	25,300,000	24,110,900
10.00%, 1/15/2018 (b)	9,895,000	7,965,475
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	7,300,000	7,610,250
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	9,116,000	9,081,815
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a)	4,970,000	5,007,275
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	6,625,000	6,625,000
Sirius XM Radio, Inc. 4.25%, 5/15/2020 (a)(b)	4,000,000	3,980,000
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	6,650,000	6,733,125
TEGNA, Inc. 5.13%, 10/15/2019	8,175,000	8,420,250
Visant Corp. 10.00%, 10/1/2017	8,200,000	6,535,400
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	8,926,000	9,528,505

		258,151,670

METALS & MINING — 6.4%
AK Steel Corp.:
7.63%, 5/15/2020 (b)	6,000,000	4,995,000

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

8.75%, 12/1/2018	$5,647,000	$5,943,467
Alcoa, Inc.:
5.55%, 2/1/2017	9,490,000	9,967,176
5.72%, 2/23/2019 (b)	9,550,000	10,198,455
6.75%, 7/15/2018	9,424,000	10,426,846
Aleris International, Inc. 7.63%, 2/15/2018	5,458,000	5,594,450
Allegheny Technologies, Inc. 9.38%, 6/1/2019	5,450,000	6,403,750
ArcelorMittal:
4.25%, 8/5/2015 (b)	11,359,000	11,362,521
4.25%, 3/1/2016	5,435,000	5,516,525
5.00%, 2/25/2017	14,928,000	15,506,460
5.13%, 6/1/2020 (b)	7,680,000	7,785,600
6.13%, 6/1/2018 (b)	16,316,000	17,376,540
10.35%, 6/1/2019	16,801,000	20,119,197
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)(b)	4,850,000	4,534,750
Cliffs Natural Resources, Inc.:
4.20%, 1/15/2018 (b)	5,500,000	4,001,250
7.75%, 3/31/2020 (a)(b)	6,500,000	4,160,000
8.25%, 3/31/2020 (a)	5,900,000	5,575,500
Commercial Metals Co.:
6.50%, 7/15/2017 (b)	3,599,000	3,787,948
7.35%, 8/15/2018	4,917,000	5,322,653
Essar Steel Algoma, Inc. 9.50%, 11/15/2019 (a)(b)	4,600,000	3,898,500
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (a)	1,900,000	1,871,500
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)(b)	12,600,000	12,190,500
7.25%, 10/15/2019 (a)	4,150,000	4,160,375
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a)(b)	19,550,000	16,495,312
Global Brass & Copper, Inc. 9.50%, 6/1/2019	4,195,000	4,593,525
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	10,380,000	9,497,700
Novelis, Inc. 8.38%, 12/15/2017	14,645,000	15,175,881
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	7,184,000	7,237,880
Steel Dynamics, Inc. 6.13%, 8/15/2019 (b)	3,150,000	3,315,375
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017 (b)	4,535,000	4,716,400
United States Steel Corp.:
6.05%, 6/1/2017	3,241,000	3,370,640
6.88%, 4/1/2021 (b)	4,745,000	4,745,000
7.00%, 2/1/2018 (b)	4,715,000	5,033,263
7.38%, 4/1/2020 (b)	6,200,000	6,479,000
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	7,744,000	8,179,600

		269,538,539

MULTILINE RETAIL — 0.4%
JC Penney Corp., Inc. 8.13%, 10/1/2019 (b)	4,735,000	4,687,650
Sears Holdings Corp. 6.63%, 10/15/2018 (b)	14,650,000	13,990,750

		18,678,400

OIL, GAS & CONSUMABLE FUELS — 12.3%
Alpha Natural Resources, Inc. Zero Coupon, 6/1/2019 (b)	4,275,000	277,875
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.63%, 10/15/2018	5,590,000	4,416,100
Arch Coal, Inc.:
7.00%, 6/15/2019	15,450,000	2,240,250
8.00%, 1/15/2019 (a)	3,877,000	814,170
Atwood Oceanics, Inc. 6.50%, 2/1/2020	7,250,000	6,996,250
Basic Energy Services, Inc. 7.75%, 2/15/2019 (b)	5,605,000	4,666,163
Bill Barrett Corp. 7.63%, 10/1/2019 (b)	4,499,000	4,296,545
California Resources Corp. 5.00%, 1/15/2020 (b)	10,275,000	9,042,000
Chesapeake Energy Corp.:
3.25%, 3/15/2016 (b)	6,680,000	6,654,950
6.50%, 8/15/2017 (b)	7,311,000	7,484,636
7.25%, 12/15/2018 (b)	6,861,000	7,066,830
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (b)	6,550,000	6,222,500
Comstock Resources, Inc.:
7.75%, 4/1/2019 (b)	4,805,000	2,018,100
10.00%, 3/15/2020 (a)(b)	7,300,000	6,585,184
DCP Midstream LLC:
5.35%, 3/15/2020 (a)	7,690,000	7,905,205
9.75%, 3/15/2019 (a)	4,405,000	5,111,646
DCP Midstream Operating LP 2.50%, 12/1/2017 (b)	6,410,000	6,204,265
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	8,953,000	7,856,257
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/2017 (b)	8,805,000	4,688,663
11.00%, 3/15/2020 (a)(b)	17,900,000	15,662,500
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020 (b)	23,250,000	24,847,275
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (b)	5,390,000	3,234,000
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	5,600,000	5,208,000
EXCO Resources, Inc. 7.50%, 9/15/2018 (b)	8,150,000	5,175,250
Exterran Holdings, Inc. 7.25%, 12/1/2018 (b)	3,950,000	4,078,375
Halcon Resources Corp. 8.63%, 2/1/2020 (a)	8,461,000	8,355,237
Harvest Operations Corp. 6.88%, 10/1/2017	5,755,000	5,308,987

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Hornbeck Offshore Services, Inc. 5.88%, 4/1/2020	$4,020,000	$3,698,400
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)(b)	8,950,000	5,750,375
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019	22,250,000	17,410,625
6.50%, 5/15/2019 (b)	13,543,000	10,935,972
8.63%, 4/15/2020	14,070,000	11,540,355
Magnum Hunter Resources Corp. 9.75%, 5/15/2020 (b)	5,500,000	4,922,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.00%, 6/1/2020 (a)	6,500,000	6,223,750
NGL Energy Partners LP/NGL Energy Finance Corp. 5.13%, 7/15/2019	5,160,000	5,147,100
NGPL PipeCo LLC:
7.12%, 12/15/2017 (a)	14,435,000	14,795,875
9.63%, 6/1/2019 (a)(b)	5,660,000	5,730,750
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (b)	7,365,000	6,923,100
NuStar Logistics LP 8.15%, 4/15/2018	4,873,000	5,409,030
Oasis Petroleum, Inc. 7.25%, 2/1/2019 (b)	4,528,000	4,641,200
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	5,735,000	4,301,250
Offshore Group Investment, Ltd. 7.50%, 11/1/2019	12,108,000	7,446,420
Pacific Drilling SA 5.38%, 6/1/2020 (a)	500,000	378,750
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)(b)	5,980,000	5,142,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (b)	6,700,000	7,085,250
Peabody Energy Corp. 6.00%, 11/15/2018 (b)	16,926,000	8,124,480
Penn Virginia Corp. 8.50%, 5/1/2020 (b)	9,250,000	8,301,875
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a)(b)	5,150,000	4,860,313
PetroQuest Energy, Inc. 10.00%, 9/1/2017	5,450,000	5,123,000
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	8,860,000	9,059,350
6.00%, 1/15/2019 (a)(b)	5,450,000	5,681,625
6.85%, 7/15/2018 (a)	5,590,000	5,960,337
Sabine Pass LNG LP 7.50%, 11/30/2016	15,430,000	16,240,229
Samson Investment Co. 9.75%, 2/15/2020	23,600,000	1,357,000
SandRidge Energy, Inc.:
8.75%, 1/15/2020	5,344,000	2,885,760
8.75%, 6/1/2020 (a)(b)	8,500,000	7,713,750
Seadrill, Ltd. 6.13%, 9/15/2017 (a)(b)	12,130,000	10,644,075
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	7,575,000	8,037,075
Seventy Seven Operating LLC 6.63%, 11/15/2019	7,265,000	5,739,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (a)	7,835,000	7,756,650
5.00%, 1/15/2018 (a)	11,225,000	11,477,562
Tesoro Corp. 4.25%, 10/1/2017 (b)	3,675,000	3,748,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.50%, 10/15/2019 (a)	4,653,000	4,827,488
Transocean, Inc.:
2.50%, 10/15/2017	7,800,000	7,566,000
4.95%, 11/15/2015 (b)	10,000,000	10,137,500
5.05%, 12/15/2016	12,600,000	13,040,622
6.00%, 3/15/2018 (b)	12,000,000	12,120,000
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (a)	5,375,000	5,375,000
Ultra Petroleum Corp. 5.75%, 12/15/2018 (a)	4,678,000	4,490,880
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020	5,700,000	5,443,500
W&T Offshore, Inc. 8.50%, 6/15/2019	10,000,000	6,937,500
Whiting Canadian Holding Co. ULC 8.13%, 12/1/2019	7,612,000	7,968,812
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	12,085,000	11,843,300
6.50%, 10/1/2018 (b)	4,409,000	4,464,113
WPX Energy, Inc. 5.25%, 1/15/2017 (b)	4,097,000	4,189,183

		521,015,544

PAPER & FOREST PRODUCTS — 0.3%
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)(b)	2,795,000	2,990,650
Tembec Industries, Inc. 9.00%, 12/15/2019 (a)(b)	4,250,000	4,037,500
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75%, 1/15/2019	5,150,000	3,115,750
11.75%, 1/15/2019	7,568,000	4,351,600

		14,495,500

PERSONAL PRODUCTS — 0.3%
Albea Beauty Holdings SA 8.38%, 11/1/2019 (a)	4,350,000	4,654,500
Avon Products, Inc.:
5.35%, 3/15/2020 (b)	4,400,000	4,006,750
6.50%, 3/1/2019 (b)	4,532,000	4,373,380

		13,034,630

PHARMACEUTICALS — 2.2%
Capsugel SA 7.00%, 5/15/2019 (a)	10,094,000	10,271,806

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	$9,500,000	$10,022,500
Endo Finance LLC/Endo Finco, Inc. 7.00%, 7/15/2019 (a)	5,976,000	6,197,112
Hospira, Inc. 6.05%, 3/30/2017	8,219,000	8,843,299
JLL/Delta Dutch Pledgeco BV PIK 8.75%, 5/1/2020 (a)	4,967,000	5,041,505
NBTY, Inc. 9.00%, 10/1/2018	7,509,000	7,743,656
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a)	23,250,000	24,005,625
6.75%, 8/15/2018 (a)	19,870,000	20,838,662

		92,964,165

REAL ESTATE INVESTMENT TRUSTS — 0.8%
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017	14,348,000	13,917,560
3.00%, 2/6/2019	9,600,000	9,108,000
iStar Financial, Inc.:
4.00%, 11/1/2017	5,664,000	5,564,880
5.00%, 7/1/2019	7,255,000	7,155,244

		35,745,684

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	6,470,000	6,866,287
Realogy Group LLC 7.63%, 1/15/2020 (a)	5,100,000	5,400,900
Realogy Group LLC/Realogy Co-Issuer Corp. 4.50%, 4/15/2019 (a)	4,940,000	4,990,388
Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	5,691,000	5,691,000
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (a)	3,060,000	3,182,400

		26,130,975

SEMICONDUCTORS — 0.3%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019	6,300,000	5,717,250
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	7,599,000	7,627,496

		13,344,746

SOFTWARE — 0.5%
Blackboard, Inc. 7.75%, 11/15/2019 (a)	4,200,000	3,948,000
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	8,436,000	5,989,560
Emdeon, Inc. 11.00%, 12/31/2019	4,500,000	4,882,500
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	6,345,000	6,741,562

		21,561,622

SPECIALTY RETAIL — 3.1%
Academy, Ltd./Academy Finance Corp. 9.25%, 8/1/2019 (a)	1,684,000	1,769,379
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 5/20/2020	2,200,000	2,315,500
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	5,596,000	5,707,920
Best Buy Co., Inc.:
3.75%, 3/15/2016	4,444,000	4,499,550
5.00%, 8/1/2018	4,337,000	4,575,535
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	5,687,000	4,578,035
Claire’s Stores, Inc.:
8.88%, 3/15/2019 (b)	4,274,000	1,901,930
9.00%, 3/15/2019 (a)	12,450,000	10,520,250
Family Tree Escrow LLC 5.25%, 3/1/2020 (a)	6,845,000	7,161,581
GameStop Corp. 5.50%, 10/1/2019 (a)(b)	3,701,000	3,802,778
Guitar Center, Inc. 6.50%, 4/15/2019 (a)	6,855,000	6,272,325
Jo-Ann Stores, Inc. 8.13%, 3/15/2019 (a)	5,380,000	5,063,925
L Brands, Inc.:
6.90%, 7/15/2017	8,390,000	9,145,100
7.00%, 5/1/2020	3,700,000	4,190,250
8.50%, 6/15/2019	5,000,000	5,896,850
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017 (b)	4,150,000	3,071,000
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)(b)	5,888,000	5,946,880
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	5,533,000	5,781,985
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	7,780,000	7,993,950
Rite Aid Corp. 9.25%, 3/15/2020	9,675,000	10,485,281
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/2019	6,740,000	7,043,300
Toys R Us Property Co. II LLC 8.50%, 12/1/2017 (b)	7,241,000	7,272,860
Toys R Us, Inc.:
7.38%, 10/15/2018 (b)	2,800,000	2,065,000
10.38%, 8/15/2017 (b)	6,400,000	5,472,000

		132,533,164

STORAGE/WAREHOUSING — 0.4%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	12,265,000	11,835,725
10.75%, 10/15/2019 (a)(b)	7,850,000	6,024,875

		17,860,600

See accompanying notes to financial statements.

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Dell, Inc.:
2.30%, 9/10/2015 (b)	$8,979,000	$8,979,000
3.10%, 4/1/2016 (b)	5,430,000	5,436,788
5.65%, 4/15/2018	5,234,000	5,482,615
5.88%, 6/15/2019	6,531,000	6,922,860
SRA International, Inc. 11.00%, 10/1/2019 (b)	2,000,000	2,120,000
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	11,615,000	11,992,487
7.38%, 11/15/2018	6,479,000	6,709,004

		47,642,754

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	7,095,000	6,988,575
Nine West Holdings, Inc. 8.25%, 3/15/2019 (a)	5,150,000	3,450,500

		10,439,075

THRIFTS & MORTGAGE FINANCE — 0.5%
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)	11,600,000	11,774,000
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	5,905,000	5,668,800
Ocwen Financial Corp. 6.63%, 5/15/2019 (a)(b)	4,275,000	3,997,125

		21,439,925

TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals North America, Inc. 7.38%, 5/15/2020	7,100,000	7,575,629

TRANSPORTATION INFRASTRUCTURE — 1.0%
Erickson, Inc. 8.25%, 5/1/2020 (b)	4,450,000	3,515,500
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	9,840,000	9,864,600
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	4,595,000	4,790,287
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	4,600,000	3,611,000
PHI, Inc. 5.25%, 3/15/2019	6,350,000	5,873,750
Teekay Corp. 8.50%, 1/15/2020	3,720,000	4,138,500
XPO Logistics, Inc. 7.88%, 9/1/2019 (a)	11,081,000	11,841,157

		43,634,794

WIRELESS TELECOMMUNICATION SERVICES — 3.2%
Avaya, Inc. 7.00%, 4/1/2019 (a)	10,508,000	10,271,570
CommScope Holding Co., Inc. PIK 6.63%, 6/1/2020 (a)	500,000	518,750
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)	1,200,000	1,153,836
6.63%, 10/15/2021 (a)(b)	4,000,000	4,110,000
Nokia OYJ 5.38%, 5/15/2019	10,612,000	11,222,721
Sprint Communications, Inc.:
6.00%, 12/1/2016	15,848,000	16,283,820
8.38%, 8/15/2017	10,850,000	11,745,125
9.00%, 11/15/2018 (a)	23,530,000	26,571,488
T-Mobile USA, Inc. 6.46%, 4/28/2019	14,478,000	14,912,340
Telecom Italia Capital SA:
5.25%, 10/1/2015	9,357,000	9,435,131
7.00%, 6/4/2018	12,550,000	13,820,060
7.18%, 6/18/2019	12,535,000	14,086,206

		134,131,047

TOTAL BONDS & NOTES —
(Cost $4,261,168,680)		4,101,801,690

	Shares
SHORT TERM INVESTMENTS — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	236,207,300	236,207,300
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	71,175,770	71,175,770

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $307,383,070)		307,383,070

TOTAL INVESTMENTS — 104.1% (g)
(Cost $4,568,551,750)		4,409,184,760
OTHER ASSETS & LIABILITIES — (4.1)%		(171,966,186)

NET ASSETS — 100.0%		$4,237,218,574

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 34.6% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PIK = Payment in Kind
PLC = Public Limited Company
SAS = Societe par Actions Simplifiee
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 98.8% (a)
AEROSPACE & DEFENSE — 0.3%
Honeywell International, Inc. 0.33%, 11/17/2015	$1,000,000	$1,000,041
Rockwell Collins, Inc. 0.64%, 12/15/2016	350,000	349,868

		1,349,909

AUTOMOBILES — 3.1%
Daimler Finance North America LLC:
0.62%, 8/1/2017 (b)	700,000	699,105
0.63%, 3/10/2017 (b)	800,000	799,653
0.70%, 3/2/2018 (b)	400,000	399,352
0.96%, 8/1/2016 (b)	930,000	933,885
Nissan Motor Acceptance:
0.83%, 3/3/2017 (b)	600,000	602,183
0.98%, 9/26/2016 (b)	700,000	703,345
Toyota Motor Credit Corp.:
0.38%, 9/23/2016	350,000	350,215
0.44%, 9/18/2015	500,000	500,070
0.48%, 5/16/2017	672,000	671,325
0.57%, 5/17/2016	1,100,000	1,101,792
0.60%, 1/12/2018	1,000,000	1,000,242
0.66%, 3/12/2020	600,000	600,262
Volkswagen Group of America Finance LLC:
0.50%, 5/23/2016 (b)	700,000	699,443
0.56%, 11/22/2016 (b)	400,000	399,938
0.65%, 5/23/2017 (b)	700,000	699,938
0.72%, 11/20/2017 (b)	60,000	60,095
0.75%, 5/22/2018 (b)	400,000	399,879
Volkswagen International Finance NV:
0.61%, 11/18/2015 (b)	500,000	500,496
0.72%, 11/18/2016 (b)	1,000,000	1,001,586

		12,122,804

BANKS — 43.0%
Abbey National Treasury Services PLC 0.80%, 3/13/2017	500,000	499,443
ABN Amro Bank NV:
0.69%, 6/6/2016 (b)	300,000	300,026
1.08%, 10/28/2016 (b)	1,700,000	1,707,531
American Express Bank FSB 0.49%, 6/12/2017	500,000	496,920
American Express Centurion Bank 0.73%, 11/13/2015	550,000	550,512
Australia & New Zealand Banking Group Ltd.:
0.46%, 7/15/2016 (b)	500,000	500,528
0.65%, 1/10/2017 (b)	500,000	500,600
0.72%, 1/16/2018 (b)	600,000	601,048
0.83%, 5/15/2018	1,140,000	1,141,920
Banco Santander Chile 1.18%, 4/11/2017 (b)	500,000	498,680
Bank of Montreal:
0.53%, 7/14/2017	400,000	399,590
0.53%, 9/24/2015	1,572,000	1,572,696
0.76%, 9/11/2015	800,000	800,750
0.80%, 7/15/2016	1,030,000	1,033,922
0.87%, 4/9/2018	450,000	452,464
Bank of New York Mellon Corp.:
0.51%, 10/23/2015	450,000	450,324
0.51%, 3/4/2016	584,000	584,154
0.66%, 5/22/2018	400,000	399,878
0.72%, 3/6/2018	146,000	145,999
0.77%, 9/11/2019	500,000	499,538
0.84%, 8/1/2018	370,000	371,337
Bank of Nova Scotia:
0.59%, 4/11/2017	700,000	698,883
0.69%, 3/15/2016	492,000	492,684
0.71%, 12/13/2016	900,000	901,477
0.76%, 6/11/2018	300,000	299,737
0.80%, 7/15/2016	1,314,000	1,319,004
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.59%, 9/8/2017 (b)	300,000	299,063
0.69%, 3/10/2017 (b)	1,000,000	999,250
0.73%, 2/26/2016 (b)	526,000	526,439
0.83%, 3/5/2018 (b)	600,000	600,769
0.89%, 9/9/2016 (b)	850,000	851,650
Banque Federative du Credit Mutuel SA:
1.13%, 1/20/2017 (b)	600,000	603,768
1.13%, 10/28/2016 (b)	1,050,000	1,055,201
Barclays Bank PLC:
0.82%, 12/9/2016	300,000	300,190
0.86%, 2/17/2017	1,000,000	996,571
BB&T Corp.:
0.61%, 9/13/2016	300,000	299,160
0.71%, 12/1/2016 (c)	450,000	450,470
0.94%, 2/1/2019	700,000	699,482
1.15%, 6/15/2018	150,000	150,955
BNP Paribas SA:
0.59%, 11/7/2015	600,000	600,344
0.74%, 5/7/2017	600,000	600,392
0.76%, 3/17/2017	357,000	357,506
0.88%, 12/12/2016	525,000	526,020
BPCE SA:
0.85%, 11/18/2016	500,000	500,711
0.91%, 6/17/2017	1,150,000	1,150,098
1.13%, 2/10/2017 (c)	1,000,000	1,005,511
1.53%, 4/25/2016	1,038,000	1,045,776
Canadian Imperial Bank of Commerce/Canada 0.80%, 7/18/2016	915,000	918,226
Commonwealth Bank of Australia:
0.48%, 6/3/2016 (b)	1,000,000	1,000,924
0.65%, 3/13/2017 (b)	1,600,000	1,600,643
0.69%, 3/12/2018 (b)	800,000	799,751
0.78%, 9/20/2016 (b)	3,335,000	3,346,866
1.09%, 9/18/2015 (b)	1,200,000	1,202,166
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.61%, 4/28/2017	2,030,000	2,031,027
0.77%, 3/18/2016	1,280,000	1,283,628
Corp Andina de Fomento 0.83%, 1/29/2018	400,000	401,723
Credit Agricole SA 1.13%, 10/3/2016 (b)	1,000,000	1,004,973
Credit Agricole SA/London:
0.83%, 6/12/2017 (b)(c)	1,000,000	999,235

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

1.08%, 4/15/2019 (b)	$600,000	$604,288
1.25%, 6/10/2020 (b)	300,000	299,586
1.44%, 4/15/2016 (b)	350,000	352,185
Credit Suisse of New York, NY:
0.59%, 3/11/2016	200,000	199,911
0.77%, 5/26/2017	2,050,000	2,044,057
0.97%, 1/29/2018	1,000,000	997,948
DBS Group Holdings Ltd. 0.78%, 7/16/2019 (b)	600,000	599,750
Deutsche Bank AG London:
0.75%, 5/30/2017	1,500,000	1,490,814
0.89%, 2/13/2017	900,000	898,654
0.96%, 2/13/2018	900,000	896,497
Dexia Credit Local SA:
0.66%, 11/7/2016 (b)	1,600,000	1,604,221
0.68%, 1/11/2017 (b)	1,100,000	1,103,412
Export-Import Bank of Korea 1.03%, 1/14/2017	1,000,000	1,004,091
Fifth Third Bank:
0.69%, 2/26/2016	275,000	274,977
0.79%, 11/18/2016	975,000	976,387
HSBC Bank PLC 0.91%, 5/15/2018 (b)(c)	800,000	803,386
HSBC USA, Inc.:
0.62%, 11/13/2017	300,000	299,070
0.73%, 3/3/2017	700,000	699,625
0.89%, 11/13/2019	300,000	298,831
ING Bank NV:
0.84%, 3/16/2018 (b)	400,000	400,310
0.97%, 10/1/2019 (b)	1,500,000	1,502,494
1.23%, 3/7/2016 (b)	700,000	702,929
1.92%, 9/25/2015 (b)	860,000	862,909
International Bank for Reconstruction & Development:
0.18%, 8/7/2015	2,000,000	2,000,118
0.22%, 7/22/2015	962,000	961,942
International Finance Corp.:
0.19%, 8/27/2015	900,000	899,946
0.21%, 8/1/2016	2,500,000	2,499,180
JPMorgan Chase Bank NA 0.70%, 6/2/2017	2,250,000	2,248,949
KeyBank NA 0.77%, 11/25/2016	600,000	600,211
Kfw:
0.20%, 10/30/2015	1,000,000	999,968
0.24%, 7/9/2015	1,150,000	1,150,008
Kommunalbanken AS:
0.35%, 3/17/2020 (b)	1,700,000	1,699,162
0.37%, 3/18/2016 (b)	1,900,000	1,900,122
0.40%, 5/2/2017 (b)	500,000	500,728
0.41%, 10/31/2016 (b)	270,000	270,146
0.46%, 2/20/2018 (b)	1,174,000	1,178,171
0.66%, 3/27/2017 (b)	3,750,000	3,771,090
Kommuninvest I Sverige AB 0.32%, 5/28/2019 (b)	1,000,000	999,608
Kookmin Bank:
1.15%, 1/27/2017	500,000	501,968
1.53%, 10/11/2016	600,000	605,075
Korea Development Bank 0.90%, 1/22/2017	900,000	899,635
Landwirtschaftliche Rentenbank 0.49%, 3/15/2016 (b)	800,000	800,880
Lloyds Bank PLC:
0.81%, 3/16/2018	500,000	499,853
0.83%, 5/14/2018	500,000	500,699
Macquarie Bank, Ltd.:
0.74%, 6/15/2016 (b)	1,000,000	1,001,303
0.91%, 10/27/2017 (b)	500,000	500,899
1.07%, 3/24/2017 (b)	600,000	602,907
Manufacturers & Traders Trust Co.:
0.58%, 3/7/2016	225,000	224,995
0.65%, 1/30/2017	700,000	698,393
Mizuho Bank, Ltd.:
0.71%, 4/16/2017 (b)(c)	600,000	599,032
0.73%, 9/25/2017 (b)	400,000	399,246
0.92%, 3/26/2018 (b)	400,000	400,851
MUFG Union Bank NA 1.03%, 9/26/2016	600,000	602,525
National Australia Bank, Ltd.:
0.53%, 12/9/2016 (b)	500,000	500,379
0.56%, 6/30/2017 (b)	250,000	250,149
0.65%, 3/17/2017 (b)	800,000	801,542
0.71%, 12/2/2016 (b)	250,000	250,739
0.83%, 7/25/2016	3,350,000	3,366,264
1.41%, 8/7/2015	300,000	300,291
National City Bank 0.65%, 6/7/2017	440,000	437,830
Nederlandse Waterschapsbank NV:
0.37%, 11/4/2015 (b)	600,000	600,079
0.48%, 10/18/2016 (b)	1,425,000	1,427,913
0.51%, 2/14/2018 (b)	2,730,000	2,743,331
Nordea Bank AB:
0.64%, 4/4/2017 (b)	700,000	700,486
0.74%, 5/13/2016 (b)	584,000	586,005
PNC Bank NA:
0.58%, 8/1/2017	400,000	399,464
0.70%, 6/1/2018	2,000,000	1,995,964
Royal Bank of Canada:
0.51%, 12/16/2015	1,800,000	1,800,576
0.53%, 6/16/2017	400,000	399,336
0.54%, 10/13/2017	1,000,000	999,982
0.54%, 2/3/2017	400,000	400,050
0.61%, 1/23/2017	1,400,000	1,400,833
0.65%, 3/8/2016	1,300,000	1,302,814
0.74%, 9/9/2016	1,000,000	1,003,259
0.80%, 3/6/2020 (c)	1,000,000	1,000,877
0.82%, 3/15/2019	1,000,000	1,000,993
Royal Bank of Scotland Group PLC 1.22%, 3/31/2017	600,000	600,413
Shinhan Bank 0.92%, 4/8/2017 (b)(c)	600,000	599,471
Standard Chartered PLC 0.62%, 9/8/2017 (b)	400,000	396,945
Sumitomo Mitsui Banking Corp.:
0.60%, 7/11/2017	665,000	662,726
0.70%, 1/10/2017	800,000	799,994
0.86%, 1/16/2018	1,600,000	1,599,966

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

0.95%, 7/19/2016	$350,000	$350,616
Sumitomo Mitsui Trust Bank, Ltd. 1.06%, 9/16/2016 (b)	525,000	526,157
Suncorp-Metway, Ltd. 0.98%, 3/28/2017 (b)	600,000	599,925
SunTrust Bank/Atlanta GA 0.57%, 8/24/2015	373,000	372,942
Svenska Handelsbanken AB:
0.73%, 3/21/2016	1,120,000	1,123,198
0.75%, 9/23/2016	1,100,000	1,103,659
0.77%, 6/17/2019	500,000	499,751
Toronto-Dominion Bank:
0.45%, 7/13/2016	900,000	900,715
0.52%, 5/2/2017	1,150,000	1,149,323
0.54%, 1/6/2017	1,300,000	1,298,623
0.72%, 7/2/2019	900,000	899,645
0.74%, 9/9/2016	3,500,000	3,512,236
0.83%, 4/30/2018	810,000	813,622
0.84%, 11/5/2019	600,000	603,558
US Bancorp 0.76%, 11/15/2018	900,000	902,648
US Bank NA:
0.40%, 4/22/2016	1,500,000	1,500,970
0.49%, 9/11/2017	575,000	574,567
0.51%, 1/30/2017	1,500,000	1,499,718
0.58%, 1/26/2018	250,000	249,677
0.76%, 10/28/2019	1,000,000	1,002,088
Wachovia Corp.:
0.56%, 6/15/2017	1,950,000	1,943,198
0.62%, 10/28/2015	900,000	899,508
0.65%, 10/15/2016	1,600,000	1,594,302
Wells Fargo & Co.:
0.48%, 10/28/2015	2,520,000	2,520,761
0.58%, 6/2/2017	500,000	499,196
0.74%, 4/22/2019	500,000	498,117
0.81%, 7/20/2016	800,000	802,916
0.91%, 4/23/2018	1,961,000	1,966,430
0.96%, 1/30/2020	400,000	398,027
Wells Fargo Bank NA:
0.43%, 6/2/2016	2,300,000	2,300,821
0.49%, 5/16/2016	2,175,000	2,169,095
0.56%, 7/20/2015	2,250,000	2,250,299
0.62%, 3/15/2016	700,000	700,131
Westpac Banking Corp.:
0.61%, 5/19/2017	1,600,000	1,600,483
0.65%, 12/1/2017	450,000	449,854
0.71%, 11/25/2016	1,072,000	1,075,790
0.71%, 5/25/2018	600,000	599,997
1.02%, 7/30/2018	600,000	602,170
1.04%, 9/25/2015	1,425,000	1,427,417

		166,972,896

BEVERAGES — 0.8%
Anheuser-Busch InBev Finance, Inc. 0.47%, 1/27/2017	500,000	499,050
Coca-Cola Co. 0.38%, 11/1/2016	625,000	625,062
PepsiCo, Inc.:
0.48%, 7/30/2015	600,000	600,048
0.49%, 2/26/2016	1,067,000	1,068,340
SABMiller Holdings, Inc. 0.97%, 8/1/2018 (b)	400,000	401,082

		3,193,582

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 0.66%, 5/22/2017 (c)	800,000	799,642

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 1.38%, 6/30/2017	375,000	373,430

CAPITAL MARKETS — 7.3%
Bear Stearns Cos LLC 0.67%, 11/21/2016	1,638,000	1,636,552
Goldman Sachs Group, Inc.:
0.68%, 7/22/2015	2,366,000	2,366,163
0.73%, 3/22/2016	6,171,000	6,167,032
0.90%, 6/4/2017	550,000	549,108
0.95%, 5/22/2017	500,000	499,991
1.09%, 12/15/2017	850,000	850,953
1.30%, 10/23/2019	1,000,000	1,005,000
1.37%, 11/15/2018	1,100,000	1,109,744
1.44%, 4/23/2020	1,400,000	1,413,671
1.48%, 4/30/2018	2,450,000	2,475,845
Morgan Stanley:
0.73%, 10/18/2016	2,000,000	1,997,430
0.76%, 10/15/2015	1,850,000	1,851,517
1.02%, 7/23/2019	400,000	397,300
1.13%, 1/24/2019	500,000	499,813
1.27%, 6/16/2020	1,000,000	998,556
1.42%, 1/27/2020	1,000,000	1,013,761
1.53%, 2/25/2016	865,000	869,676
1.56%, 4/25/2018	1,400,000	1,420,138
Svensk Exportkredit AB:
0.47%, 6/12/2017	700,000	702,015
0.58%, 1/23/2017	550,000	552,394

		28,376,659

CHEMICALS — 0.1%
Monsanto Co. 0.48%, 11/7/2016	500,000	498,309

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.:
0.33%, 9/3/2015	1,050,000	1,049,890
0.56%, 3/3/2017	1,150,000	1,151,616
0.60%, 6/15/2018	300,000	300,525
0.78%, 3/1/2019	572,000	574,268

		3,076,299

CONSUMER FINANCE — 1.2%
Caterpillar Financial Services Corp.:
0.46%, 6/9/2017	300,000	299,883
0.51%, 3/3/2017	450,000	450,640
0.52%, 2/26/2016	750,000	750,977
Hyundai Capital Services, Inc. 1.09%, 3/18/2017 (b)	620,000	621,611
John Deere Capital Corp.:
0.38%, 4/12/2016	1,000,000	1,000,363
0.38%, 2/25/2016	900,000	899,919

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

0.41%, 3/1/2017	$500,000	$500,061

		4,523,454

DIVERSIFIED FINANCIAL SERVICES — 17.8%
American Express Co. 0.87%, 5/22/2018	950,000	947,028
American Express Credit Corp.:
0.55%, 6/5/2017	840,000	835,650
0.58%, 9/22/2017	300,000	298,975
0.76%, 8/15/2019	500,000	493,936
0.79%, 7/29/2016	1,300,000	1,301,921
0.84%, 3/18/2019	1,100,000	1,095,874
American Honda Finance Corp.:
0.41%, 9/2/2016	600,000	599,686
0.45%, 7/14/2017	500,000	499,890
0.60%, 12/11/2017	350,000	350,219
0.66%, 5/26/2016 (b)	1,400,000	1,403,291
0.77%, 10/7/2016	850,000	853,304
Bank of America Corp.:
0.54%, 10/14/2016	680,000	677,487
0.83%, 5/2/2017	200,000	198,436
0.89%, 8/25/2017	500,000	499,007
1.10%, 3/22/2016	817,000	818,810
1.15%, 4/1/2019	1,250,000	1,252,290
1.32%, 1/15/2019	1,000,000	1,008,981
1.35%, 3/22/2018	1,577,000	1,591,354
Bank of America NA:
0.57%, 6/15/2016	1,100,000	1,096,575
0.59%, 6/15/2017	1,250,000	1,240,570
0.73%, 6/5/2017	700,000	700,263
0.75%, 11/14/2016	1,200,000	1,200,592
0.75%, 2/14/2017	800,000	800,217
Caisse Centrale Desjardins 0.56%, 10/29/2015 (b)	600,000	600,329
Capital One NA 0.96%, 2/5/2018	400,000	400,090
Citigroup, Inc.:
0.55%, 6/9/2016	2,810,000	2,797,217
0.80%, 5/1/2017 (c)	1,300,000	1,295,713
0.82%, 3/10/2017	1,200,000	1,196,696
0.95%, 11/15/2016	1,000,000	1,001,615
0.97%, 4/27/2018	1,000,000	996,950
0.98%, 11/24/2017	800,000	799,561
1.07%, 4/1/2016	800,000	801,596
1.24%, 7/25/2016	1,830,000	1,835,183
1.97%, 5/15/2018	1,600,000	1,641,883
Ford Motor Credit Co. LLC:
0.80%, 9/8/2017	800,000	795,347
0.91%, 3/27/2017	350,000	348,969
1.05%, 1/17/2017	60,000	59,988
1.12%, 3/12/2019	1,100,000	1,091,599
1.19%, 6/15/2018	300,000	300,172
1.21%, 11/4/2019	600,000	597,951
1.21%, 1/9/2018 (c)	500,000	500,493
1.53%, 5/9/2016	700,000	703,965
General Electric Capital Corp.:
0.44%, 2/15/2017	465,000	464,559
0.47%, 1/8/2016	1,730,000	1,731,244
0.48%, 5/11/2016	910,000	911,694
0.51%, 1/14/2016	600,000	600,755
0.55%, 8/7/2018	500,000	499,318
0.55%, 1/9/2017	1,500,000	1,502,258
0.55%, 5/15/2017	1,000,000	1,001,598
0.79%, 1/14/2019	600,000	600,201
0.87%, 1/8/2016	1,490,000	1,494,442
0.89%, 12/11/2015	150,000	150,383
0.89%, 1/9/2020	1,000,000	1,005,759
0.93%, 7/12/2016	1,200,000	1,206,498
0.99%, 4/2/2018	500,000	506,131
1.15%, 5/9/2016	775,000	780,379
HSBC Finance Corp. 0.71%, 6/1/2016	1,500,000	1,497,563
JPMorgan Chase & Co.:
0.73%, 11/18/2016	2,000,000	2,000,688
0.79%, 2/15/2017	2,000,000	2,002,782
0.83%, 4/25/2018	1,000,000	1,000,523
0.90%, 2/26/2016	3,330,000	3,334,545
0.91%, 1/28/2019	1,000,000	998,217
0.94%, 10/15/2015	876,000	877,178
1.18%, 1/25/2018	3,350,000	3,372,053
1.23%, 1/23/2020	1,350,000	1,362,270
Macquarie Group, Ltd. 1.28%, 1/31/2017 (b)	300,000	301,395
Nomura Holdings, Inc. 1.74%, 9/13/2016	250,000	251,835
UBS AG of Stamford, CT:
0.78%, 9/26/2016	300,000	300,211
0.84%, 6/1/2017	1,000,000	997,347
0.92%, 8/14/2019	600,000	599,238
0.98%, 3/26/2018	300,000	299,910

		69,180,647

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
America Movil SAB de CV 1.29%, 9/12/2016	900,000	901,937
AT&T, Inc.:
0.66%, 2/12/2016	1,426,000	1,423,901
0.70%, 3/30/2017	650,000	647,756
0.96%, 3/11/2019	700,000	699,944
1.21%, 6/30/2020	500,000	501,937
Verizon Communications, Inc.:
0.68%, 6/9/2017	1,900,000	1,895,440
1.82%, 9/15/2016	2,900,000	2,935,687
2.04%, 9/14/2018	2,000,000	2,069,090
Vodafone Group PLC 0.66%, 2/19/2016	857,000	856,557

		11,932,249

ELECTRIC UTILITIES — 0.1%
Duke Energy Corp. 0.66%, 4/3/2017	350,000	350,304
Electricite de France SA 0.74%, 1/20/2017 (b)	30,000	30,029

		380,333

FOOD & STAPLES RETAILING — 0.2%
Kroger Co. 0.80%, 10/17/2016	800,000	800,334

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

FOOD PRODUCTS — 0.5%
ConAgra Foods, Inc. 0.65%, 7/21/2016	$600,000	$598,291
General Mills, Inc. 0.58%, 1/29/2016	700,000	699,969
Mondelez International, Inc. 0.80%, 2/1/2019	600,000	593,256

		1,891,516

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Becton Dickinson and Co. 0.74%, 6/15/2016	500,000	500,231
Medtronic, Inc. 1.09%, 3/15/2020 (b)	400,000	404,012

		904,243

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Roche Holdings, Inc.:
0.37%, 9/29/2017 (b)	400,000	399,237
0.62%, 9/30/2019 (b)	400,000	399,782

		799,019

HOUSEHOLD PRODUCTS — 0.4%
Kimberly-Clark Corp. 0.33%, 5/19/2016	400,000	400,006
Procter & Gamble Co.:
0.36%, 11/4/2016	500,000	500,248
0.55%, 11/1/2019	600,000	600,743

		1,500,997

INDUSTRIAL CONGLOMERATES — 0.1%
Tyco Electronics Group SA 0.48%, 1/29/2016	400,000	400,004

INSURANCE — 2.5%
Berkshire Hathaway Finance Corp.:
0.40%, 8/14/2017	600,000	600,037
0.42%, 1/10/2017	500,000	500,375
0.45%, 1/13/2017	600,000	600,907
0.58%, 1/12/2018	650,000	650,807
Jackson National Life Global Funding:
0.53%, 7/29/2016 (b)	400,000	400,290
0.63%, 9/30/2015 (b)	350,000	350,200
Metropolitan Life Global Funding I:
0.41%, 6/23/2016 (b)	800,000	800,388
0.48%, 7/14/2016 (b)	600,000	600,549
0.65%, 4/10/2017 (b)	1,700,000	1,705,370
0.81%, 7/15/2016 (b)	200,000	200,906
New York Life Global Funding:
0.31%, 10/5/2015 (b)	450,000	449,988
0.38%, 9/6/2016 (b)	500,000	500,243
0.63%, 5/23/2016 (b)	700,000	701,854
Pricoa Global Funding I 0.55%, 8/19/2015 (b)	350,000	350,048
Principal Life Global Funding II 0.65%, 5/27/2016 (b)	300,000	300,613
Prudential Financial, Inc. 1.05%, 8/15/2018	800,000	805,139

		9,517,714

INTERNET SOFTWARE & SERVICES — 0.5%
Alibaba Group Holding, Ltd. 0.81%, 11/28/2017 (b)	600,000	596,822
eBay, Inc.:
0.48%, 7/28/2017	600,000	591,040
0.76%, 8/1/2019	600,000	587,837

		1,775,699

MEDIA — 0.5%
NBCUniversal Enterprise, Inc.:
0.81%, 4/15/2016 (b)	584,000	585,675
0.96%, 4/15/2018 (b)	1,169,000	1,174,308

		1,759,983

METALS & MINING — 0.8%
Anglo American Capital PLC 1.23%, 4/15/2016 (b)	600,000	598,590
BHP Billiton Finance USA, Ltd. 0.53%, 9/30/2016	750,000	749,848
Glencore Funding LLC:
1.44%, 5/27/2016 (b)	657,000	658,740
1.64%, 1/15/2019 (b)	700,000	699,275
Rio Tinto Finance USA PLC 1.12%, 6/17/2016	578,000	579,468

		3,285,921

MULTI-NATIONAL — 2.2%
Inter-American Development Bank:
0.19%, 7/29/2015	1,000,000	1,000,021
0.21%, 10/23/2015	2,350,000	2,350,078
0.21%, 6/12/2017	400,000	399,996
0.23%, 2/11/2016 (c)	1,550,000	1,550,263
0.26%, 10/15/2015 (c)	700,000	700,047
0.27%, 6/20/2018	490,000	491,118
0.28%, 12/12/2016	528,000	528,470
0.32%, 1/15/2019	600,000	600,098
0.32%, 9/12/2018	950,000	950,835

		8,570,926

OIL, GAS & CONSUMABLE FUELS — 6.6%
BP Capital Markets PLC:
0.61%, 11/6/2015	1,100,000	1,100,032
0.63%, 2/10/2017	400,000	400,113
0.70%, 11/7/2016	400,000	399,876
0.91%, 9/26/2018	1,245,000	1,248,076
Canadian Natural Resources, Ltd. 0.66%, 3/30/2016	500,000	499,096
Chevron Corp.:
0.38%, 11/9/2016	500,000	500,034
0.38%, 2/22/2017	1,400,000	1,400,193
0.44%, 11/15/2017	750,000	748,892
0.45%, 3/2/2018	400,000	398,611
0.68%, 11/15/2019	750,000	754,802
CNPC General Capital, Ltd. 1.18%, 5/14/2017 (b)	930,000	928,564
Devon Energy Corp.:
0.74%, 12/15/2015	600,000	599,515
0.83%, 12/15/2016	600,000	593,080
Enbridge, Inc.:
0.73%, 6/2/2017 (c)	600,000	592,817
0.93%, 10/1/2016	350,000	349,438

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Exxon Mobil Corp.:
0.33%, 3/15/2017	$800,000	$799,502
0.33%, 3/1/2018	500,000	499,186
0.44%, 3/15/2019	600,000	598,832
Petrobras Global Finance BV:
1.90%, 5/20/2016	875,000	862,041
2.42%, 1/15/2019	1,300,000	1,201,850
2.64%, 3/17/2017	1,500,000	1,473,300
Petroleos Mexicanos 2.30%, 7/18/2018	450,000	458,730
Shell International Finance BV:
0.35%, 11/10/2015	1,000,000	1,000,126
0.48%, 11/15/2016	1,000,000	1,001,858
0.73%, 5/11/2020	500,000	497,853
Sinopec Group Overseas Development 2014, Ltd.:
1.05%, 4/10/2017 (b)	1,400,000	1,398,271
1.19%, 4/10/2019 (b)	600,000	598,891
Statoil ASA:
0.48%, 11/9/2017	500,000	497,876
0.56%, 5/15/2018	669,000	667,858
0.74%, 11/8/2018	900,000	898,774
Total Capital Canada, Ltd. 0.66%, 1/15/2016	1,280,000	1,282,327
Total Capital International SA 0.85%, 8/10/2018	600,000	602,198
TransCanada PipeLines, Ltd. 0.96%, 6/30/2016	570,000	570,450

		25,423,062

PHARMACEUTICALS — 2.2%
AbbVie, Inc. 1.04%, 11/6/2015	750,000	751,088
Actavis Funding SCS:
1.37%, 3/12/2018	600,000	602,512
1.54%, 3/12/2020	600,000	606,649
Baxalta, Inc. 1.06%, 6/22/2018 (b)	400,000	399,881
Bayer US Finance LLC:
0.52%, 10/7/2016 (b)	400,000	400,399
0.56%, 10/6/2017 (b)	400,000	399,191
Johnson & Johnson 0.36%, 11/28/2016	1,000,000	1,000,066
McKesson Corp. 0.68%, 9/10/2015	600,000	599,952
Merck & Co., Inc.:
0.40%, 2/10/2017	400,000	400,208
0.47%, 5/18/2016	364,000	364,423
0.64%, 5/18/2018	1,427,000	1,431,859
0.65%, 2/10/2020	600,000	596,859
Pfizer, Inc.:
0.42%, 5/15/2017	600,000	600,067
0.59%, 6/15/2018	495,000	496,156

		8,649,310

ROAD & RAIL — 0.1%
Canadian National Railway Co. 0.48%, 11/6/2015	409,000	409,067

SOFTWARE — 0.8%
Oracle Corp.:
0.47%, 7/7/2017	1,335,000	1,334,724
0.78%, 10/8/2019	500,000	503,993
0.86%, 1/15/2019 (c)	1,100,000	1,105,746

		2,944,463

SPECIALTY RETAIL — 0.2%
Walgreens Boots Alliance, Inc. 0.73%, 5/18/2016	600,000	599,908

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.:
0.33%, 5/3/2016	1,211,000	1,211,087
0.35%, 5/5/2017	1,135,000	1,135,153
0.53%, 5/3/2018	2,139,000	2,141,984
0.53%, 2/7/2020	500,000	501,118
0.58%, 5/6/2020	600,000	598,276
0.58%, 5/6/2019	1,050,000	1,052,743
Hewlett-Packard Co. 1.22%, 1/14/2019	900,000	887,353
International Business Machines Corp.:
0.31%, 7/29/2015	650,000	650,006
0.35%, 2/5/2016	1,000,000	1,000,119
0.47%, 2/6/2018	1,100,000	1,098,834
0.65%, 2/12/2019	400,000	401,119

		10,677,792

TOBACCO — 0.1%
BAT International Finance PLC 0.80%, 6/15/2018 (b)	300,000	299,823

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telefonica Emisiones SAU 0.93%, 6/23/2017	230,000	229,390

TOTAL BONDS & NOTES —
(Cost $382,997,911)		383,219,384

FOREIGN GOVERNMENT OBLIGATIONS — 1.1% (a)
BANKS — 0.5%
Bank Nederlandse Gemeenten NV:
0.29%, 11/30/2015 (b)	500,000	499,916
0.45%, 7/18/2016 (b)	1,292,000	1,293,718

		1,793,634

MULTI-NATIONAL — 0.4%
Asian Development Bank:
0.20%, 5/13/2016	500,000	499,912
0.31%, 2/28/2018	1,000,000	999,390

		1,499,302

REGIONAL (STATE/PROVINCE) — 0.2%
Province of Ontario Canada 0.33%, 8/13/2015	800,000	799,987

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $4,091,150)		4,092,923

See accompanying notes to financial statements.

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,069,225	$4,069,225
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	305,843	305,843

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $4,375,068)		4,375,068

TOTAL INVESTMENTS — 101.0% (h)
(Cost $391,464,129)		391,687,375
OTHER ASSETS & LIABILITIES — (1.0)%		(3,751,516)

NET ASSETS — 100.0%		$387,935,859

(a)	Variable rate security — Rate shown is rate in effect at June 30, 2015. Maturity date shown is the final maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.1% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at June 30, 2015.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 98.5%
ARGENTINA — 0.3%
YPF SA 8.75%, 4/4/2024 (a)	$50,000	$50,750

BARBADOS — 0.4%
Columbus International, Inc. 7.38%, 3/30/2021 (a)(b)	75,000	80,625

BERMUDA — 1.1%
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	216,676

BRAZIL — 5.9%
Banco BTG Pactual SA 4.00%, 1/16/2020 (a)	100,000	93,875
Banco do Brasil SA 3.88%, 10/10/2022 (b)	175,000	158,812
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	50,000	51,365
BRF SA 4.75%, 5/22/2024 (a)	100,000	98,125
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)(b)	150,000	138,750
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	100,000	105,125
Odebrecht Finance, Ltd. 7.50%, 9/29/2049 (a)	150,000	118,500
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/1/2023 (a)(b)	91,910	65,945
Samarco Mineracao SA 5.75%, 10/24/2023 (a)	100,000	99,000
Suzano Trading, Ltd. 5.88%, 1/23/2021 (a)	100,000	103,000
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	150,000	137,438
Vale SA 5.63%, 9/11/2042 (b)	50,000	42,109

		1,212,044

BRITISH VIRGIN ISLANDS — 10.2%
China Cinda Finance 2014, Ltd. 5.63%, 5/14/2024 (a)	100,000	105,768
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	350,000	331,578
4.25%, 5/9/2043	125,000	117,539
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	203,341
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)	200,000	205,000
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	105,764
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	95,687
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	50,000	50,862
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024 (a)	200,000	209,764
Sinopec Group Overseas Development 2015, Ltd. 2.50%, 4/28/2020 (a)	300,000	295,482
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	98,061
State Grid Overseas Investment 2014, Ltd. 4.13%, 5/7/2024 (a)	50,000	52,370
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (a)	100,000	103,100
TSMC Global, Ltd. 1.63%, 4/3/2018 (a)	100,000	98,856

		2,073,172

CANADA — 1.3%
CNOOC Nexen Finance 2014 ULC 1.63%, 4/30/2017	50,000	50,071
Nexen Energy ULC 6.40%, 5/15/2037	50,000	59,909
Pacific Rubiales Energy Corp.:
5.13%, 3/28/2023 (a)	100,000	71,500
5.38%, 1/26/2019 (a)	100,000	82,150

		263,630

CAYMAN ISLANDS — 6.1%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	100,000	95,000
Hutchison Whampoa International 11, Ltd. 4.63%, 1/13/2022 (a)	300,000	322,570
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	126,500
Petrobras Global Finance BV:
3.50%, 2/6/2017	100,000	98,923
5.38%, 1/27/2021 (b)	150,000	144,270
6.75%, 1/27/2041	150,000	131,360
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	125,000	122,119
6.88%, 11/21/2036 (b)	200,000	193,362

		1,234,104

CHILE — 4.4%
Banco Santander Chile 3.88%, 9/20/2022 (a)(b)	50,000	50,542
Cencosud SA 4.88%, 1/20/2023 (a)	100,000	100,521
Colbun SA 4.50%, 7/10/2024 (a)	100,000	99,757
Corp Nacional del Cobre de Chile:
3.00%, 7/17/2022 (a)	200,000	192,104
5.63%, 9/21/2035 (a)	125,000	134,466
Corpbanca SA 3.13%, 1/15/2018	100,000	100,288
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	100,000	103,537
GNL Quintero SA 4.63%, 7/31/2029 (a)	125,000	125,350

		906,565

CHINA — 3.1%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019 (a)	100,000	98,908
3.13%, 11/28/2021 (a)	100,000	98,766

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

3.60%, 11/28/2024 (a)	$75,000	$72,317
4.50%, 11/28/2034 (a)(b)	25,000	24,021
Baidu, Inc. 3.25%, 8/6/2018	100,000	102,918
Country Garden Holdings Co., Ltd. 7.88%, 5/27/2019 (a)(b)	125,000	132,748
Tencent Holdings, Ltd. 3.38%, 5/2/2019 (a)	100,000	102,672

		632,350

COLOMBIA — 2.8%
Ecopetrol SA:
5.88%, 9/18/2023 (b)	50,000	52,500
7.38%, 9/18/2043	100,000	104,820
7.63%, 7/23/2019	100,000	115,875
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	100,000	96,375
SUAM Finance BV 4.88%, 4/17/2024 (a)	100,000	100,750
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)	100,000	104,875

		575,195

HONG KONG — 1.0%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)	100,000	95,000
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	100,000	103,250

		198,250

INDIA — 2.5%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	207,884
Reliance Industries, Ltd. 4.88%, 2/10/2045 (a)	75,000	67,002
State Bank of India 3.62%, 4/17/2019 (a)	225,000	229,906

		504,792

INDONESIA — 1.8%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)	100,000	95,750
6.00%, 5/3/2042 (a)	100,000	92,770
6.45%, 5/30/2044 (a)	75,000	73,875
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/2024 (a)	100,000	100,572

		362,967

IRELAND — 2.7%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	103,424
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a)(b)	100,000	91,488
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.55%, 10/28/2020 (a)	100,000	99,113
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (a)	100,000	89,400
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)	100,000	86,140
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	85,250

		554,815

ISRAEL — 1.0%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	100,000	106,250
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022	100,000	96,601

		202,851

IVORY COAST — 1.1%
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024	100,000	100,250
Saudi Electricity Global Sukuk Co. 3 5.50%, 4/8/2044 (a)	125,000	130,536

		230,786

JAMAICA — 0.9%
Digicel, Ltd. 6.00%, 4/15/2021 (a)(b)	200,000	192,824

KAZAKHSTAN — 0.5%
KazMunayGas National Co. JSC 7.00%, 5/5/2020 (a)(b)	100,000	107,400

LUXEMBOURG — 6.3%
ALROSA Finance SA 7.75%, 11/3/2020 (a)	50,000	52,250
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	85,000
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	102,971
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	85,000
Gazprom OAO Via Gaz Capital SA:
6.51%, 3/7/2022 (a)	100,000	100,150
7.29%, 8/16/2037 (a)	100,000	98,500
9.25%, 4/23/2019 (a)	200,000	222,000
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	150,000	143,250
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	96,000
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	104,000
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	200,000	200,420

		1,289,541

MALAYSIA — 1.7%
Petronas Capital, Ltd.:
3.50%, 3/18/2025 (a)	75,000	74,197
4.50%, 3/18/2045 (a)	75,000	72,567
5.25%, 8/12/2019 (a)	175,000	193,953

		340,717

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

MAURITIUS — 0.5%
MTN Mauritius Investments, Ltd. 4.76%, 11/11/2024 (a)	$100,000	$99,250

MEXICO — 10.7%
Alfa SAB de CV:
5.25%, 3/25/2024 (a)(b)	50,000	51,250
6.88%, 3/25/2044 (a)	25,000	25,555
America Movil SAB de CV:
4.38%, 7/16/2042	50,000	46,433
5.00%, 3/30/2020 (b)	100,000	110,695
6.13%, 3/30/2040	125,000	144,741
Banco Inbursa SA Institucion de Banca Multiple 4.13%, 6/6/2024 (a)	50,000	48,025
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022 (a)	100,000	99,550
BBVA Bancomer SA 4.38%, 4/10/2024 (a)	50,000	50,600
Cemex SAB de CV 5.70%, 1/11/2025 (a)(b)	250,000	238,425
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	50,000	52,016
Comision Federal de Electricidad:
4.88%, 1/15/2024 (a)	50,000	51,125
5.75%, 2/14/2042 (a)	50,000	48,829
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	46,375
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	104,800
Grupo Televisa SA 6.63%, 3/18/2025	100,000	120,749
Petroleos Mexicanos:
3.50%, 7/23/2020 (a)(b)	175,000	176,921
3.50%, 1/30/2023 (b)	50,000	47,435
4.25%, 1/15/2025 (a)	75,000	73,042
4.50%, 1/23/2026 (a)	100,000	97,740
5.50%, 1/21/2021 (b)	100,000	108,450
5.50%, 6/27/2044 (a)	75,000	69,000
5.63%, 1/23/2046 (a)	25,000	23,343
6.50%, 6/2/2041	335,000	348,400

		2,183,499

MOROCCO — 0.5%
OCP SA 5.63%, 4/25/2024 (a)	100,000	104,262

NETHERLANDS — 8.9%
Bharti Airtel International Netherlands BV 5.13%, 3/11/2023 (a)	100,000	104,400
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)	100,000	81,000
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	47,901
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	209,420
Lukoil International Finance BV:
6.13%, 11/9/2020 (a)	100,000	101,765
7.25%, 11/5/2019 (a)	100,000	105,400
Majapahit Holding BV 7.75%, 1/20/2020 (a)	150,000	173,437
Myriad International Holdings BV 6.00%, 7/18/2020 (a)	100,000	108,425
Petrobras Global Finance BV:
3.25%, 3/17/2017	150,000	147,916
4.38%, 5/20/2023	200,000	174,242
4.88%, 3/17/2020 (b)	200,000	190,168
5.63%, 5/20/2043	50,000	38,645
6.85%, 6/5/2115	50,000	41,018
7.25%, 3/17/2044 (b)	50,000	46,418
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)	200,000	195,500
VTR Finance BV 6.88%, 1/15/2024 (a)	50,000	51,093

		1,816,748

PERU — 1.3%
Banco de Credito del Peru 4.25%, 4/1/2023 (a)	54,000	53,849
Banco Internacional del Peru SAA 5.75%, 10/7/2020 (a)	100,000	107,850
BBVA Banco Continental SA 3.25%, 4/8/2018 (a)	100,000	101,375

		263,074

QATAR — 0.6%
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020 (a)	114,540	123,417

SINGAPORE — 0.2%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	50,170

SOUTH AFRICA — 1.7%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022	150,000	144,246
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)	100,000	98,000
Transnet SOC, Ltd. 4.00%, 7/26/2022 (a)(b)	100,000	96,040

		338,286

SOUTH KOREA — 4.7%
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	103,544
Korea Gas Corp. 2.88%, 7/29/2018 (a)	125,000	128,574
Korea Hydro & Nuclear Power Co., Ltd. 2.88%, 10/2/2018 (a)	150,000	153,796
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	153,873
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	100,000	102,437
NongHyup Bank 2.25%, 9/19/2017 (a)	100,000	100,900
POSCO 4.25%, 10/28/2020 (a)	100,000	106,720

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Woori Bank Co., Ltd. 2.88%, 10/2/2018 (a)	$100,000	$102,475

		952,319

THAILAND — 1.0%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	101,717
PTT Exploration & Production PCL 3.71%, 9/16/2018 (a)	100,000	104,060

		205,777

TRINIDAD AND TOBAGO — 0.4%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (a)	75,000	87,375

TURKEY — 3.0%
Akbank TAS 4.00%, 1/24/2020 (a)	125,000	121,755
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)	100,000	101,120
Turkiye Halk Bankasi AS 3.88%, 2/5/2020 (a)	100,000	96,107
Turkiye Is Bankasi 5.50%, 4/21/2019 (a)	100,000	103,896
Turkiye Vakiflar Bankasi Tao 5.00%, 10/31/2018 (a)	100,000	102,260
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	96,366

		621,504

UNITED ARAB EMIRATES — 2.8%
Abu Dhabi National Energy Co. PJSC 5.88%, 12/13/2021 (a)	250,000	288,450
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	52,530	56,931
DP World, Ltd. 6.85%, 7/2/2037 (a)	100,000	109,200
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	120,325

		574,906

UNITED KINGDOM — 1.2%
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	100,875
Vedanta Resources PLC:
6.00%, 1/31/2019 (a)	50,000	48,375
8.25%, 6/7/2021 (a)	100,000	101,820

		251,070

UNITED STATES — 3.9%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	126,246
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a)(b)	100,000	100,625
7.25%, 6/1/2021 (a)	75,000	79,031
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	158,875
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/2024 (a)(b)	125,000	122,812
Southern Copper Corp.:
5.25%, 11/8/2042	50,000	43,392
6.75%, 4/16/2040	100,000	103,274
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	59,172

		793,427

VENEZUELA — 2.0%
Petroleos de Venezuela SA:
6.00%, 5/16/2024 (a)	250,000	89,688
6.00%, 11/15/2026 (a)	100,000	35,250
8.50%, 11/2/2017 (a)	200,000	137,500
9.00%, 11/17/2021 (a)	100,000	40,750
12.75%, 2/17/2022 (a)	200,000	98,700

		401,888

TOTAL BONDS & NOTES —
(Cost $20,883,719)		20,097,026

	Shares
SHORT TERM INVESTMENTS — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,485,710	1,485,710
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	57,996	57,996

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $1,543,706)		1,543,706

TOTAL INVESTMENTS — 106.1% (g)
(Cost $22,427,425)		21,640,732
OTHER ASSETS & LIABILITIES — (6.1)%		(1,236,131)

NET ASSETS — 100.0%		$20,404,601

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 76.9% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
OJSC = Open Joint Stock Company
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

	Principal
Security Description	Amount	Value

BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 1.2%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	$50,000	$57,022
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	50,000	48,938
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	50,000	53,000
KLX, Inc. 5.88%, 12/1/2022 (a)	50,000	50,494
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,385
5.20%, 10/15/2019	25,000	27,090
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)	100,000	107,000
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	24,492
4.75%, 6/1/2043	25,000	25,257
Textron, Inc. 3.88%, 3/1/2025	50,000	49,220
Triumph Group, Inc. 4.88%, 4/1/2021 (b)	50,000	49,000

		517,898

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp.:
3.90%, 2/1/2035 (b)	50,000	46,224
4.90%, 1/15/2034	50,000	51,834
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.88%, 7/17/2018 (a)(b)	75,000	76,397

		174,455

AIRLINES — 0.1%
Southwest Airlines Co. 5.75%, 12/15/2016	50,000	53,209

AUTO COMPONENTS — 1.2%
Dana Holding Corp.:
5.38%, 9/15/2021	50,000	51,250
5.50%, 12/15/2024	25,000	24,563
Delphi Corp. 5.00%, 2/15/2023	50,000	53,250
Goodyear Tire & Rubber Co. 6.50%, 3/1/2021	100,000	105,875
Johnson Controls, Inc.:
4.63%, 7/2/2044	25,000	23,855
5.50%, 1/15/2016	50,000	51,256
Lear Corp. 4.75%, 1/15/2023	50,000	49,250
Tenneco, Inc. 6.88%, 12/15/2020	25,000	26,000
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	145,219

		530,518

AUTOMOBILES — 0.6%
Ford Motor Co.:
4.75%, 1/15/2043	50,000	48,480
7.45%, 7/16/2031	50,000	63,890
General Motors Co. 4.88%, 10/2/2023	50,000	52,714
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	75,000	77,625

		242,709

BANKS — 3.8%
Barclays Bank PLC 6.05%, 12/4/2017 (a)	100,000	108,804
BBVA US Senior SAU 4.66%, 10/9/2015 (b)	25,000	25,240
CIT Group, Inc.:
3.88%, 2/19/2019 (b)	100,000	99,250
4.25%, 8/15/2017	100,000	101,500
5.00%, 8/15/2022	75,000	74,250
5.25%, 3/15/2018	100,000	103,375
Credit Suisse of New York, NY 5.40%, 1/14/2020	50,000	55,283
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	24,939
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	50,000	50,522
Eksportfinans ASA:
2.00%, 9/15/2015	50,000	50,025
5.50%, 5/25/2016	75,000	77,156
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	36,011
First Horizon National Corp. 5.38%, 12/15/2015	50,000	50,767
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	50,000	51,617
6.50%, 2/24/2021 (a)	100,000	114,079
KeyCorp 5.10%, 3/24/2021 (b)	50,000	55,474
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)	75,000	86,445
Regions Financial Corp. 7.38%, 12/10/2037	25,000	31,285
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	100,000	105,893
6.13%, 12/15/2022	200,000	215,356
Royal Bank of Scotland PLC 1.88%, 3/31/2017	50,000	49,746
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	54,582
Synovus Financial Corp. 7.88%, 2/15/2019 (b)	50,000	56,125

		1,677,724

BEVERAGES — 0.9%
Beam Suntory, Inc. 5.38%, 1/15/2016	50,000	51,216
Constellation Brands, Inc.:
3.88%, 11/15/2019 (b)	100,000	101,500
4.25%, 5/1/2023	50,000	49,250
6.00%, 5/1/2022	50,000	54,511
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	28,378
Heineken NV 1.40%, 10/1/2017 (a)	50,000	50,006

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Molson Coors Brewing Co. 3.50%, 5/1/2022 (b)	$25,000	$25,224
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,546
5.50%, 1/15/2042 (a)	25,000	26,583

		412,214

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.20%, 5/22/2019	50,000	49,858
2.30%, 6/15/2016	50,000	50,554
3.63%, 5/15/2022 (b)	50,000	50,942
6.40%, 2/1/2039	100,000	119,668
Celgene Corp.:
3.25%, 8/15/2022	50,000	49,446
4.63%, 5/15/2044	25,000	23,856
Life Technologies Corp. 6.00%, 3/1/2020	25,000	28,122

		372,446

BUILDING PRODUCTS — 1.0%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	52,125
Hanson PLC 6.13%, 8/15/2016	50,000	52,075
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/2019 (a)	50,000	56,472
Lafarge SA 7.13%, 7/15/2036	50,000	59,875
Louisiana-Pacific Corp. 7.50%, 6/1/2020	25,000	26,625
Masco Corp. 5.95%, 3/15/2022	100,000	112,250
Owens Corning 4.20%, 12/15/2022	50,000	50,678
USG Corp. 5.88%, 11/1/2021 (a)	25,000	26,313

		436,413

CAPITAL MARKETS — 1.0%
E*TRADE Financial Corp. 5.38%, 11/15/2022	50,000	51,250
Eksportfinans ASA 2.38%, 5/25/2016	50,000	50,000
Goldman Sachs Group, Inc.:
5.63%, 1/15/2017	50,000	52,946
6.75%, 10/1/2037	75,000	87,971
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	25,809
6.50%, 1/20/2043	25,000	24,425
Morgan Stanley:
3.95%, 4/23/2027	50,000	47,144
4.88%, 11/1/2022	50,000	53,186
5.00%, 11/24/2025	50,000	52,343

		445,074

CHEMICALS — 2.2%
Agrium, Inc. 4.90%, 6/1/2043	25,000	24,067
Albemarle Corp. 4.15%, 12/1/2024	25,000	24,919
Ashland, Inc. 4.75%, 8/15/2022	75,000	73,594
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	49,500
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,205
4.95%, 6/1/2043	25,000	23,392
Dow Chemical Co.:
2.50%, 2/15/2016	50,000	50,475
3.50%, 10/1/2024	50,000	49,062
4.25%, 11/15/2020	25,000	26,667
4.38%, 11/15/2042	50,000	45,550
Eagle Spinco, Inc. 4.63%, 2/15/2021	50,000	48,500
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	49,838
3.60%, 8/15/2022	25,000	25,271
Ecolab, Inc. 3.00%, 12/8/2016	50,000	51,169
LYB International Finance BV 5.25%, 7/15/2043	50,000	50,935
LyondellBasell Industries NV 5.00%, 4/15/2019	50,000	54,163
Mosaic Co. 5.63%, 11/15/2043	50,000	53,271
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	50,750
PolyOne Corp. 7.38%, 9/15/2020 (b)	25,000	26,125
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	25,000	26,031
Rohm & Haas Co. 7.85%, 7/15/2029	25,000	32,834
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	27,740
WR Grace & Co. 5.13%, 10/1/2021 (a)	50,000	50,375

		938,433

COMMERCIAL SERVICES & SUPPLIES — 1.6%
ACCO Brands Corp. 6.75%, 4/30/2020 (b)	25,000	26,250
ADT Corp.:
3.50%, 7/15/2022	75,000	67,875
4.13%, 4/15/2019 (b)	75,000	76,125
4.88%, 7/15/2042	50,000	38,250
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	50,750
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	24,837
7.00%, 10/15/2037 (a)	50,000	61,117
FTI Consulting, Inc. 6.75%, 10/1/2020	25,000	25,938
Iron Mountain, Inc. 6.00%, 8/15/2023	25,000	26,125
Moody’s Corp. 2.75%, 7/15/2019 (b)	50,000	50,426
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	50,429

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

RR Donnelley & Sons Co. 6.50%, 11/15/2023 (b)	$75,000	$77,437
Service Corp. International 5.38%, 5/15/2024	50,000	52,250
Western Union Co. 2.88%, 12/10/2017	50,000	51,105

		678,914

COMPUTERS (PERIPHERALS) — 0.1%
Seagate HDD Cayman 4.75%, 1/1/2025 (a)	50,000	49,693

CONSTRUCTION & ENGINEERING — 0.1%
AECOM 5.75%, 10/15/2022 (a)	50,000	50,625

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	57,500

CONSUMER FINANCE — 0.3%
Discover Financial Services 3.95%, 11/6/2024	50,000	48,584
Navient Corp. 6.13%, 3/25/2024	75,000	71,812

		120,396

CONTAINERS & PACKAGING — 1.0%
Ball Corp. 5.00%, 3/15/2022	75,000	75,188
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	50,000	52,125
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	47,219
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	50,250
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	25,000	26,156
Packaging Corp. of America 4.50%, 11/1/2023	50,000	51,565
Rock Tenn Co. 4.90%, 3/1/2022	50,000	53,839
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	72,765

		429,107

DISTRIBUTORS — 0.1%
Glencore Funding LLC 4.13%, 5/30/2023 (a)(b)	50,000	48,371

DIVERSIFIED CONSUMER SERVICES — 0.1%
Service Corp. International 5.38%, 1/15/2022	25,000	26,250

DIVERSIFIED FINANCIAL SERVICES — 9.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019 (a)	50,000	49,438
Air Lease Corp. 5.63%, 4/1/2017	50,000	53,000
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	25,250
6.25%, 12/1/2019 (b)	60,000	65,022
Ally Financial, Inc.:
2.75%, 1/30/2017	200,000	199,100
3.50%, 1/27/2019	105,000	104,212
5.13%, 9/30/2024	100,000	100,250
5.50%, 2/15/2017 (b)	100,000	104,250
8.00%, 11/1/2031	150,000	179,625
Bank of America Corp.:
4.20%, 8/26/2024	100,000	99,759
4.25%, 10/22/2026	100,000	97,960
5.42%, 3/15/2017	100,000	105,960
Capital One Financial Corp. 3.75%, 4/24/2024	100,000	99,540
Capital One NA 1.65%, 2/5/2018	250,000	248,083
Citigroup, Inc.:
4.30%, 11/20/2026	100,000	97,782
5.30%, 5/6/2044	25,000	25,451
5.50%, 9/13/2025	25,000	27,020
6.13%, 8/25/2036	50,000	57,119
CNH Industrial Capital LLC:
3.88%, 11/1/2015	29,000	29,073
6.25%, 11/1/2016	100,000	103,750
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,063
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)	150,000	157,687
Ford Motor Credit Co. LLC:
4.25%, 2/3/2017	100,000	103,938
5.63%, 9/15/2015	75,000	75,681
6.63%, 8/15/2017	100,000	109,708
FS Investment Corp. 4.00%, 7/15/2019 (b)	50,000	50,809
General Motors Financial Co., Inc.:
4.38%, 9/25/2021	75,000	77,842
4.75%, 8/15/2017	50,000	52,766
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	50,000	50,313
4.88%, 3/15/2019	25,000	25,188
5.88%, 2/1/2022	75,000	76,406
6.00%, 8/1/2020	50,000	51,625
International Lease Finance Corp.:
3.88%, 4/15/2018	100,000	100,500
4.63%, 4/15/2021 (b)	50,000	50,500
5.88%, 4/1/2019	50,000	53,310
5.88%, 8/15/2022	125,000	135,000
7.13%, 9/1/2018 (a)	50,000	55,750
8.75%, 3/15/2017	50,000	54,705
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	48,625
Leucadia National Corp. 8.13%, 9/15/2015	100,000	101,187
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	58,445
Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	25,000	26,996

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Navient Corp.:
6.00%, 1/25/2017	$200,000	$208,000
6.25%, 1/25/2016	84,000	85,680
8.00%, 3/25/2020	200,000	223,000
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	58,644
NRG Yield Operating LLC 5.38%, 8/15/2024 (a)	50,000	50,375
Synchrony Financial 4.25%, 8/15/2024 (b)	25,000	25,107

		4,064,494

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.2%
AT&T, Inc.:
2.38%, 11/27/2018	200,000	201,751
3.40%, 5/15/2025	150,000	143,056
3.90%, 3/11/2024	100,000	100,848
4.50%, 5/15/2035	25,000	22,982
5.55%, 8/15/2041	100,000	102,457
British Telecommunications PLC 9.63%, 12/15/2030	50,000	74,209
CenturyLink, Inc.:
5.63%, 4/1/2020	150,000	150,187
5.80%, 3/15/2022	50,000	47,750
7.65%, 3/15/2042	100,000	90,500
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	101,155
Frontier Communications Corp.:
6.88%, 1/15/2025	100,000	83,625
7.63%, 4/15/2024	50,000	44,125
8.25%, 4/15/2017 (b)	50,000	53,750
8.50%, 4/15/2020	125,000	130,687
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	100,000	96,500
Koninklijke KPN NV 7.00%, 3/28/2073 (a)	50,000	52,250
Motorola Solutions, Inc. 4.00%, 9/1/2024 (b)	50,000	48,499
Qwest Corp. 6.50%, 6/1/2017 (b)	50,000	54,058
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	53,500
Softbank Corp. 4.50%, 4/15/2020 (a)	100,000	100,375
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)(b)	125,000	135,962
T-Mobile USA, Inc.:
6.50%, 1/15/2024 (b)	50,000	51,625
6.63%, 11/15/2020	100,000	104,000
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	67,500	71,887
Verizon Communications, Inc.:
2.50%, 9/15/2016	69,000	70,120
4.27%, 1/15/2036 (a)	57,000	51,418
4.50%, 9/15/2020	125,000	134,842
4.52%, 9/15/2048 (a)	59,000	51,833
4.67%, 3/15/2055 (a)	116,000	100,915
4.86%, 8/21/2046	50,000	46,796
5.01%, 8/21/2054	50,000	45,879
5.05%, 3/15/2034	75,000	75,505
5.15%, 9/15/2023	150,000	164,226
6.40%, 9/15/2033	54,000	61,881
6.55%, 9/15/2043	63,000	73,694
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)(b)	45,000	46,350
Windstream Services LLC 7.75%, 10/1/2021	100,000	91,500

		3,130,697

ELECTRIC UTILITIES — 4.4%
AEP Texas Central Co. 6.65%, 2/15/2033	50,000	62,618
AES Corp.:
4.88%, 5/15/2023	50,000	47,000
5.50%, 3/15/2024	50,000	48,125
7.38%, 7/1/2021	50,000	54,875
Calpine Corp. 7.88%, 1/15/2023 (a)	72,000	77,760
Dominion Resources, Inc.:
1.40%, 9/15/2017	50,000	49,989
1.95%, 8/15/2016	25,000	25,193
4.05%, 9/15/2042 (b)	25,000	22,613
DPL, Inc. 7.25%, 10/15/2021	50,000	52,750
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,246
3.75%, 4/15/2024	25,000	25,473
EDP Finance BV 4.13%, 1/15/2020 (a)(c)	150,000	151,456
Enel Finance International NV:
5.13%, 10/7/2019 (a)	75,000	82,222
6.00%, 10/7/2039 (a)	50,000	55,521
Entergy Texas, Inc. 5.15%, 6/1/2045	25,000	24,647
Eversource Energy 1.45%, 5/1/2018	50,000	49,706
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	50,877
6.20%, 10/1/2017	50,000	54,666
FirstEnergy Corp.:
2.75%, 3/15/2018	50,000	50,736
4.25%, 3/15/2023	75,000	75,468
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	50,000	51,302
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	24,527
Monongahela Power Co. 5.40%, 12/15/2043 (a)	25,000	27,609
NextEra Energy Capital Holdings, Inc. 1.59%, 6/1/2017	50,000	50,109
Nisource Finance Corp. 5.65%, 2/1/2045	50,000	56,508
NV Energy, Inc. 6.25%, 11/15/2020	25,000	28,957
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	50,000	51,442
4.45%, 4/15/2042 (b)	75,000	73,348
5.40%, 1/15/2040	25,000	27,713
5.80%, 3/1/2037	25,000	28,921

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

PPL Capital Funding, Inc.:
3.40%, 6/1/2023	$50,000	$49,822
4.20%, 6/15/2022 (b)	40,000	42,082
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	33,739
PSEG Power LLC 5.32%, 9/15/2016	50,000	52,355
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	28,098
Southwestern Electric Power Co. 5.55%, 1/15/2017	50,000	53,071
Talen Energy Supply LLC 4.60%, 12/15/2021 (b)	100,000	91,750
Toledo Edison Co. 6.15%, 5/15/2037	50,000	57,419
Xcel Energy, Inc. 4.80%, 9/15/2041 (b)	25,000	25,926

		1,941,639

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,057
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	50,500
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	49,873

		125,430

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. 2.55%, 1/30/2019 (b)	50,000	50,649
Anixter, Inc. 5.13%, 10/1/2021	50,000	50,875
Avnet, Inc. 6.00%, 9/1/2015	25,000	25,189
Flextronics International, Ltd. 5.00%, 2/15/2023	50,000	50,977
Rexel SA 5.25%, 6/15/2020 (a)(b)	50,000	52,000

		229,690

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 1.40%, 6/15/2017	50,000	49,673
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	49,674
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	50,000	42,265
6.50%, 8/1/2036	25,000	22,730

		164,342

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc. 3.55%, 6/1/2022	75,000	75,972
Waste Management, Inc. 3.50%, 5/15/2024	50,000	50,068

		126,040

FOOD & STAPLES RETAILING — 0.8%
CVS Health Corp.:
2.75%, 12/1/2022	25,000	24,101
5.30%, 12/5/2043	50,000	54,484
5.75%, 6/1/2017	50,000	54,035
Kroger Co.:
3.90%, 10/1/2015	50,000	50,381
4.00%, 2/1/2024	50,000	51,640
5.15%, 8/1/2043	25,000	26,355
Walgreen Co. 1.80%, 9/15/2017	75,000	75,298

		336,294

FOOD PRODUCTS — 2.3%
Bunge, Ltd. 8.50%, 6/15/2019	50,000	60,444
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	23,500
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,904
ConAgra Foods, Inc.:
1.90%, 1/25/2018	50,000	49,255
3.20%, 1/25/2023 (b)	25,000	23,363
4.65%, 1/25/2043	25,000	21,209
Darling Ingredients, Inc. 5.38%, 1/15/2022 (b)	25,000	25,000
General Mills, Inc.:
5.40%, 6/15/2040	50,000	54,231
5.70%, 2/15/2017 (b)	25,000	26,748
HJ Heinz Co. 4.88%, 2/15/2025 (a)	100,000	108,875
HRG Group, Inc. 7.88%, 7/15/2019	50,000	52,750
JM Smucker Co. 4.25%, 3/15/2035 (a)	50,000	46,802
Kellogg Co. 7.45%, 4/1/2031 (b)	50,000	62,958
Kraft Foods Group, Inc.:
3.50%, 6/6/2022	25,000	25,061
5.00%, 6/4/2042 (b)	50,000	49,826
6.13%, 8/23/2018	25,000	27,955
Mondelez International, Inc.:
5.38%, 2/10/2020	100,000	111,407
6.50%, 2/9/2040 (b)	25,000	30,955
Smithfield Foods, Inc. 6.63%, 8/15/2022	100,000	106,750
Tyson Foods, Inc. 2.65%, 8/15/2019 (b)	50,000	50,330
Wm Wrigley Jr Co. 2.40%, 10/21/2018 (a)	25,000	25,355

		1,009,678

GAS UTILITIES — 0.1%
AGL Capital Corp. 4.40%, 6/1/2043 (b)	25,000	24,856
National Fuel Gas Co. 4.90%, 12/1/2021	25,000	25,868

		50,724

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Becton Dickinson and Co. 3.13%, 11/8/2021	$100,000	$99,136
Fresenius US Finance II, Inc. 4.25%, 2/1/2021 (a)	50,000	50,125
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	50,000	46,213

		195,474

HEALTH CARE PROVIDERS & SERVICES — 3.8%
AmerisourceBergen Corp. 1.15%, 5/15/2017	25,000	24,957
Anthem, Inc.:
2.25%, 8/15/2019	25,000	24,697
3.13%, 5/15/2022	25,000	24,296
3.50%, 8/15/2024	50,000	48,026
4.65%, 1/15/2043	50,000	45,838
4.65%, 8/15/2044	25,000	22,866
Cardinal Health, Inc.:
1.70%, 3/15/2018	25,000	24,898
1.95%, 6/15/2018	100,000	100,168
Centene Corp. 4.75%, 5/15/2022	25,000	25,750
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	50,000	51,250
5.13%, 8/1/2021 (b)	50,000	50,938
Express Scripts Holding Co. 2.25%, 6/15/2019	50,000	49,595
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (a)	50,000	50,625
5.63%, 7/31/2019 (a)	50,000	54,125
5.88%, 1/31/2022 (a)	50,000	53,000
HCA, Inc.:
3.75%, 3/15/2019	50,000	50,375
4.75%, 5/1/2023	125,000	126,563
5.00%, 3/15/2024	50,000	50,875
5.25%, 4/15/2025	75,000	78,000
6.50%, 2/15/2020	100,000	111,750
HealthSouth Corp. 5.75%, 11/1/2024	50,000	51,063
Humana, Inc.:
2.63%, 10/1/2019	25,000	25,163
4.63%, 12/1/2042	25,000	23,883
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	50,571
LifePoint Hospitals, Inc. 5.50%, 12/1/2021	50,000	51,625
McKesson Corp. 4.88%, 3/15/2044	25,000	24,844
Omnicare, Inc. 5.00%, 12/1/2024	25,000	26,875
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	27,037
Tenet Healthcare Corp.:
4.38%, 10/1/2021 (b)	50,000	48,875
4.75%, 6/1/2020	75,000	76,172
6.00%, 10/1/2020	75,000	79,969
Universal Health Services, Inc. 3.75%, 8/1/2019 (a)	50,000	50,750
WellCare Health Plans, Inc. 5.75%, 11/15/2020	50,000	52,000

		1,657,419

HOTELS, RESTAURANTS & LEISURE — 1.1%
Carnival Corp. 1.88%, 12/15/2017	25,000	25,104
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	27,094
International Game Technology PLC 6.25%, 2/15/2022 (a)	150,000	143,250
Marriott International, Inc. 3.38%, 10/15/2020	25,000	25,715
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	50,000	51,625
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	24,098
Wyndham Worldwide Corp. 2.50%, 3/1/2018 (b)	50,000	50,129
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022	100,000	101,500
Yum! Brands, Inc. 3.88%, 11/1/2020 (b)	50,000	51,943

		500,458

HOUSEHOLD DURABLES — 1.3%
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	50,375
4.75%, 2/15/2023	50,000	49,875
Lennar Corp.:
4.50%, 11/15/2019	100,000	101,250
4.75%, 12/15/2017 (b)	25,000	26,000
4.75%, 11/15/2022 (b)	50,000	49,125
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	24,562
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	25,000	25,267
4.00%, 12/1/2024	50,000	50,646
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	50,625
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	52,625
6.75%, 11/1/2019	50,000	55,500
Whirlpool Corp. 4.00%, 3/1/2024 (b)	25,000	25,529

		561,379

HOUSEHOLD PRODUCTS — 0.1%
Clorox Co. 3.50%, 12/15/2024	25,000	24,719

INDUSTRIAL CONGLOMERATES — 0.1%
Pentair Finance SA 3.15%, 9/15/2022	50,000	48,179

INSURANCE — 3.3%
Allstate Corp. 5.75%, 8/15/2053	50,000	52,812
American International Group, Inc.:
4.13%, 2/15/2024	50,000	51,884

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

5.85%, 1/16/2018	$100,000	$110,249
6.25%, 5/1/2036	50,000	59,301
Aon Corp. 3.13%, 5/27/2016	50,000	50,998
Aon PLC 4.45%, 5/24/2043	25,000	23,208
AXA SA 8.60%, 12/15/2030	50,000	67,008
CNA Financial Corp. 3.95%, 5/15/2024	25,000	24,830
Genworth Financial, Inc.:
7.20%, 2/15/2021	50,000	52,375
7.70%, 6/15/2020 (b)	100,000	108,248
Genworth Holdings, Inc. 4.80%, 2/15/2024	25,000	21,812
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	23,666
5.13%, 4/15/2022	25,000	27,726
5.38%, 3/15/2017	50,000	53,132
Liberty Mutual Group, Inc.:
4.85%, 8/1/2044 (a)	50,000	48,310
4.95%, 5/1/2022 (a)	75,000	80,626
7.80%, 3/15/2037 (a)	25,000	29,625
Lincoln National Corp. 6.15%, 4/7/2036	50,000	57,912
MetLife, Inc. 6.40%, 12/15/2066	50,000	54,875
Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	25,000	27,435
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	56,489
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	49,583
Prudential Financial, Inc. 5.20%, 3/15/2044	50,000	49,525
Voya Financial, Inc. 5.50%, 7/15/2022	50,000	56,142
WR Berkley Corp. 4.63%, 3/15/2022	50,000	53,162
XLIT, Ltd. 5.75%, 10/1/2021	50,000	57,273
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	78,761

		1,426,967

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 7.46%, 8/15/2018	50,000	57,420

INTERNET SOFTWARE & SERVICES — 0.5%
Equinix, Inc.:
4.88%, 4/1/2020	50,000	50,500
5.38%, 4/1/2023	50,000	50,000
IAC/InterActiveCorp. 4.88%, 11/30/2018 (b)	50,000	51,562
VeriSign, Inc. 4.63%, 5/1/2023	50,000	48,063

		200,125

IT SERVICES — 0.7%
First Data Corp.:
6.75%, 11/1/2020 (a)	100,000	105,688
7.38%, 6/15/2019 (a)	50,000	51,975
Fiserv, Inc. 3.50%, 10/1/2022	25,000	24,886
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,180
Xerox Corp.:
4.50%, 5/15/2021	50,000	53,112
6.35%, 5/15/2018	25,000	27,861

		313,702

LEISURE PRODUCTS — 0.2%
Mattel, Inc. 2.35%, 5/6/2019	25,000	24,957
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	51,715

		76,672

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	25,385
3.60%, 8/15/2021	25,000	25,448
5.30%, 2/1/2044	50,000	52,846

		103,679

MACHINERY — 0.9%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	49,625
Case New Holland, Inc. 7.88%, 12/1/2017	100,000	109,500
Eaton Corp.:
1.50%, 11/2/2017	25,000	24,983
2.75%, 11/2/2022	25,000	24,316
4.00%, 11/2/2032	25,000	24,198
Harsco Corp. 2.70%, 10/15/2015	25,000	25,000
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019	25,000	25,419
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024 (b)	50,000	48,923
SPX Corp. 6.88%, 9/1/2017	50,000	53,875

		385,839

MEDIA — 7.4%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	50,000	54,285
5.40%, 10/1/2043	50,000	53,372
6.20%, 12/15/2034	25,000	29,015
6.40%, 12/15/2035	50,000	59,158
AMC Networks, Inc. 7.75%, 7/15/2021 (b)	50,000	54,000
CBS Corp.:
2.30%, 8/15/2019	50,000	49,415
3.38%, 3/1/2022	50,000	49,392
CC Holdings GS V LLC 3.85%, 4/15/2023	25,000	24,550

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	$150,000	$146,250
5.13%, 5/1/2023 (a)	100,000	97,250
7.00%, 1/15/2019	64,000	66,480
COX Communications, Inc. 3.25%, 12/15/2022 (a)	75,000	71,495
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	50,000	46,153
CSC Holdings LLC 6.75%, 11/15/2021	100,000	105,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	50,000	49,821
Series WI 3.80%, 3/15/2022	100,000	100,575
6.00%, 8/15/2040	50,000	51,888
Discovery Communications LLC:
3.30%, 5/15/2022 (b)	50,000	49,162
4.88%, 4/1/2043 (b)	50,000	45,356
DISH DBS Corp.:
4.25%, 4/1/2018	200,000	203,500
5.13%, 5/1/2020 (b)	75,000	75,844
5.88%, 7/15/2022	100,000	98,000
5.88%, 11/15/2024	100,000	96,062
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/1/2020	75,000	76,312
Historic TW, Inc. 6.63%, 5/15/2029	50,000	59,653
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	25,000	27,500
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020 (b)	100,000	99,500
5.00%, 4/15/2022 (a)	50,000	49,000
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	28,621
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)(b)	25,000	23,941
Scripps Networks Interactive, Inc. 2.75%, 11/15/2019 (b)	50,000	50,107
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	50,000	46,937
5.88%, 10/1/2020 (a)	50,000	51,250
6.00%, 7/15/2024 (a)	50,000	50,500
Sky PLC 3.13%, 11/26/2022 (a)	50,000	48,655
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	50,000	50,625
TEGNA, Inc.:
5.13%, 10/15/2019	50,000	51,500
5.13%, 7/15/2020	50,000	51,250
Thomson Reuters Corp.:
1.65%, 9/29/2017	50,000	49,984
4.30%, 11/23/2023	50,000	51,729
Time Warner Cable, Inc.:
4.00%, 9/1/2021	75,000	76,998
4.50%, 9/15/2042	50,000	40,785
6.75%, 7/1/2018	75,000	83,621
6.75%, 6/15/2039	50,000	53,382
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	23,766
4.88%, 3/15/2020	50,000	54,561
6.25%, 3/29/2041	25,000	28,607
7.63%, 4/15/2031	75,000	97,525
Viacom, Inc.:
2.75%, 12/15/2019	50,000	49,996
4.38%, 3/15/2043	20,000	16,203
5.25%, 4/1/2044	50,000	46,877
6.88%, 4/30/2036	25,000	27,822
Videotron, Ltd. 5.00%, 7/15/2022	50,000	49,875
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,225

		3,218,830

METALS & MINING — 4.2%
Alcoa, Inc.:
5.40%, 4/15/2021 (b)	75,000	78,609
5.87%, 2/23/2022 (b)	75,000	80,625
5.95%, 2/1/2037	50,000	49,875
6.75%, 7/15/2018	50,000	55,321
6.75%, 1/15/2028	50,000	55,625
Allegheny Technologies, Inc. 5.95%, 1/15/2021	50,000	50,625
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	24,288
ArcelorMittal:
5.25%, 2/25/2017	150,000	155,812
6.00%, 8/5/2020 (b)	100,000	104,500
6.25%, 3/1/2021 (b)	50,000	52,375
7.75%, 10/15/2039	100,000	99,500
Barrick Gold Corp. 3.85%, 4/1/2022	100,000	96,924
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	48,096
Commercial Metals Co. 4.88%, 5/15/2023	50,000	47,000
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	29,700
FMG Resources August 2006 Pty, Ltd.:
6.88%, 4/1/2022 (a)(b)	50,000	35,063
9.75%, 3/1/2022 (a)(b)	150,000	154,875
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	50,000	49,617
3.88%, 3/15/2023	25,000	22,711
5.45%, 3/15/2043	75,000	62,614
Glencore Funding LLC 1.70%, 5/27/2016 (a)	25,000	25,028
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	49,731
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	25,000	23,859
4.88%, 3/15/2042	25,000	20,977
6.25%, 10/1/2039	25,000	24,498
Schaeffler Finance BV 4.75%, 5/15/2021 (a)	100,000	100,500

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Steel Dynamics, Inc. 6.13%, 8/15/2019 (b)	$50,000	$52,625
Teck Resources, Ltd.:
5.20%, 3/1/2042 (b)	50,000	36,486
5.38%, 10/1/2015	25,000	25,222
United States Steel Corp.:
6.05%, 6/1/2017	75,000	78,000
7.38%, 4/1/2020 (b)	50,000	52,250

		1,842,931

MULTI-UTILITIES — 0.4%
Berkshire Hathaway Energy 6.13%, 4/1/2036	50,000	58,903
DTE Energy Co. 6.35%, 6/1/2016	25,000	26,198
Nisource Finance Corp. 3.85%, 2/15/2023	25,000	25,725
Sempra Energy 2.30%, 4/1/2017	50,000	50,736

		161,562

MULTILINE RETAIL — 0.2%
Kohl’s Corp. 4.75%, 12/15/2023	25,000	26,802
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	50,000	51,844
4.50%, 12/15/2034	20,000	19,189

		97,835

OIL, GAS & CONSUMABLE FUELS — 14.8%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	50,000	45,953
6.38%, 9/15/2017	50,000	54,870
Antero Resources Corp.:
5.13%, 12/1/2022	50,000	47,250
5.38%, 11/1/2021	100,000	96,000
Apache Corp. 3.25%, 4/15/2022	100,000	98,343
Atwood Oceanics, Inc. 6.50%, 2/1/2020	50,000	48,250
Boardwalk Pipelines LP 3.38%, 2/1/2023 (b)	25,000	22,669
Buckeye Partners LP 2.65%, 11/15/2018	50,000	49,817
California Resources Corp.:
5.50%, 9/15/2021 (b)	100,000	87,020
6.00%, 11/15/2024 (b)	75,000	64,500
Canadian Natural Resources, Ltd.:
3.80%, 4/15/2024 (b)	25,000	24,720
5.70%, 5/15/2017	25,000	26,900
6.25%, 3/15/2038	50,000	55,388
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	23,642
4.45%, 9/15/2042 (b)	25,000	21,815
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	53,734
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	150,000	130,125
5.75%, 3/15/2023 (b)	50,000	45,250
6.50%, 8/15/2017 (b)	50,000	51,188
6.63%, 8/15/2020 (b)	75,000	73,125
Cimarex Energy Co.:
4.38%, 6/1/2024	25,000	24,692
5.88%, 5/1/2022	50,000	53,500
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	100,000
CONSOL Energy, Inc. 5.88%, 4/15/2022	100,000	85,000
Continental Resources, Inc. 5.00%, 9/15/2022	50,000	49,032
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.13%, 3/1/2022	50,000	51,000
DCP Midstream LLC 5.85%, 5/21/2043 (a)	50,000	39,625
DCP Midstream Operating LP:
2.70%, 4/1/2019	25,000	23,552
4.95%, 4/1/2022	100,000	98,618
Denbury Resources, Inc. 5.50%, 5/1/2022	100,000	89,250
Devon Energy Corp. 3.25%, 5/15/2022 (b)	100,000	98,836
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	26,739
Enable Midstream Partners LP 2.40%, 5/15/2019 (a)	25,000	24,158
Enbridge Energy Partners LP 5.20%, 3/15/2020	50,000	53,913
Enbridge, Inc. 3.50%, 6/10/2024 (b)	50,000	46,701
Encana Corp. 6.50%, 8/15/2034	25,000	26,783
Energy Transfer Equity LP:
5.88%, 1/15/2024	50,000	51,850
7.50%, 10/15/2020	50,000	56,375
Energy Transfer Partners LP:
4.15%, 10/1/2020	50,000	51,388
6.50%, 2/1/2042	50,000	51,507
6.63%, 10/15/2036	1,000	1,054
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	97,662
4.85%, 3/15/2044	100,000	94,048
5.20%, 9/1/2020	50,000	55,651
EQT Corp. 6.50%, 4/1/2018	25,000	27,401
FMC Technologies, Inc. 2.00%, 10/1/2017	50,000	49,932
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/2020	34,000	35,955
Hess Corp.:
7.13%, 3/15/2033	25,000	28,681
8.13%, 2/15/2019	50,000	59,195
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	46,885
Hornbeck Offshore Services, Inc. 5.88%, 4/1/2020 (b)	25,000	23,000
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	50,138

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Kinder Morgan Energy Partners LP:
3.50%, 3/1/2021 (b)	$50,000	$49,300
4.70%, 11/1/2042	25,000	20,883
5.00%, 3/1/2043	50,000	43,631
6.50%, 9/1/2039	50,000	51,269
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	54,172
Kinder Morgan, Inc.:
3.05%, 12/1/2019	75,000	74,917
7.75%, 1/15/2032	50,000	57,303
Magellan Midstream Partners LP 4.25%, 2/1/2021	50,000	53,198
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	47,394
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	27,455
6.50%, 3/1/2041	25,000	28,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.88%, 12/1/2024	50,000	48,875
5.50%, 2/15/2023	75,000	76,969
Murphy Oil Corp. 4.00%, 6/1/2022 (b)	25,000	23,628
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,938
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	101,000
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	26,044
6.00%, 3/1/2041	50,000	52,933
Noble Holding International, Ltd. 3.95%, 3/15/2022 (b)	50,000	46,072
NuStar Logistics LP 4.80%, 9/1/2020	50,000	50,500
ONEOK Partners LP:
2.00%, 10/1/2017	25,000	25,053
3.38%, 10/1/2022	25,000	22,999
6.20%, 9/15/2043	50,000	49,187
ONEOK, Inc. 4.25%, 2/1/2022	50,000	48,273
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (b)	25,000	26,438
Phillips 66:
4.30%, 4/1/2022	50,000	52,473
4.88%, 11/15/2044	50,000	47,757
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	27,036
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022 (b)	25,000	25,164
5.15%, 6/1/2042	50,000	48,349
6.50%, 5/1/2018	21,000	23,642
Pride International, Inc. 6.88%, 8/15/2020	50,000	57,183
QEP Resources, Inc. 5.25%, 5/1/2023	50,000	47,875
Range Resources Corp.:
5.00%, 8/15/2022	50,000	49,000
6.75%, 8/1/2020	50,000	51,625
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	50,000	50,790
5.50%, 4/15/2023	50,000	50,890
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	51,125
6.85%, 7/15/2018 (a)	50,000	53,312
Rowan Cos., Inc. 5.85%, 1/15/2044	25,000	21,164
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	100,000	102,000
5.63%, 4/15/2023	50,000	49,828
5.63%, 3/1/2025 (a)	100,000	99,000
5.75%, 5/15/2024	100,000	99,625
Sabine Pass LNG LP 6.50%, 11/1/2020 (b)	50,000	51,750
SESI LLC 7.13%, 12/15/2021	50,000	53,000
SM Energy Co. 6.50%, 1/1/2023	50,000	51,250
Southwestern Energy Co. 4.05%, 1/23/2020	25,000	25,692
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	45,853
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	50,000	48,552
Talisman Energy, Inc.:
3.75%, 2/1/2021	25,000	24,749
5.50%, 5/15/2042 (b)	25,000	22,502
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2018 (a)	50,000	51,125
5.25%, 5/1/2023 (b)	50,000	49,500
6.38%, 8/1/2022 (b)	50,000	52,000
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	50,000	58,858
Tesoro Corp. 5.13%, 4/1/2024	50,000	50,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/1/2020	50,000	51,375
6.13%, 10/15/2021 (b)	50,000	52,125
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	50,000	46,796
Transocean, Inc.:
2.50%, 10/15/2017	250,000	242,500
6.80%, 3/15/2038 (b)	50,000	37,375
Valero Energy Corp. 6.13%, 2/1/2020	50,000	57,106
Western Gas Partners LP 4.00%, 7/1/2022 (b)	50,000	50,173
Whiting Petroleum Corp.:
5.00%, 3/15/2019	50,000	49,000
5.75%, 3/15/2021	50,000	49,200
Williams Cos, Inc. 4.55%, 6/24/2024	50,000	48,454
Williams Partners LP:
4.90%, 1/15/2045	50,000	42,902
5.25%, 3/15/2020	75,000	81,520

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

Williams Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023	$50,000	$49,321
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	50,000	46,063
6.00%, 1/15/2022	50,000	49,375

		6,470,715

PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	24,500
International Paper Co.:
4.80%, 6/15/2044	50,000	46,365
7.95%, 6/15/2018	50,000	58,381
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	25,000	22,750

		151,996

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.:
5.35%, 3/15/2020	50,000	45,531
7.70%, 3/15/2043	25,000	20,438

		65,969

PHARMACEUTICALS — 1.8%
Actavis Funding SCS:
3.00%, 3/12/2020	100,000	100,227
4.55%, 3/15/2035	100,000	95,077
4.85%, 6/15/2044	50,000	48,240
Actavis, Inc. 3.25%, 10/1/2022 (b)	50,000	48,468
Baxalta, Inc. 2.00%, 6/22/2018 (a)	100,000	99,869
Express Scripts Holding Co.:
2.65%, 2/15/2017	50,000	50,896
3.50%, 6/15/2024 (b)	50,000	48,903
Forest Laboratories LLC 4.38%, 2/1/2019 (a)	50,000	52,917
Hospira, Inc. 5.60%, 9/15/2040	50,000	56,613
McKesson Corp.:
1.29%, 3/10/2017	50,000	49,927
4.75%, 3/1/2021 (b)	25,000	27,448
Mylan, Inc.:
3.13%, 1/15/2023 (a)	50,000	47,709
7.88%, 7/15/2020 (a)	25,000	26,043
Zoetis, Inc. 4.70%, 2/1/2043	25,000	23,835

		776,172

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	24,896
American Tower Corp.:
3.50%, 1/31/2023	50,000	48,028
4.50%, 1/15/2018	50,000	52,909
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017	50,000	48,500
3.00%, 2/6/2019	50,000	47,438
AvalonBay Communities, Inc. 3.63%, 10/1/2020	50,000	52,093
BioMed Realty LP 4.25%, 7/15/2022 (b)	50,000	50,644
Boston Properties LP 3.85%, 2/1/2023	50,000	51,198
DDR Corp. 3.38%, 5/15/2023	50,000	47,904
Digital Realty Trust LP 5.25%, 3/15/2021	25,000	27,359
DuPont Fabros Technology LP 5.88%, 9/15/2021	25,000	25,313
EPR Properties 5.75%, 8/15/2022	50,000	53,618
Essex Portfolio LP 3.25%, 5/1/2023 (b)	50,000	48,148
Geo Group, Inc. 5.88%, 1/15/2022	25,000	26,000
HCP, Inc.:
3.88%, 8/15/2024	50,000	48,792
5.38%, 2/1/2021	50,000	55,162
Health Care REIT, Inc.:
4.13%, 4/1/2019	50,000	52,924
4.50%, 1/15/2024 (b)	25,000	25,957
Hospitality Properties Trust 4.50%, 3/15/2025	50,000	49,182
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	50,301
4.25%, 4/1/2045	25,000	22,135
Liberty Property LP 6.63%, 10/1/2017	25,000	27,569
MPT Operating Partnership LP/MPT Finance Corp. 6.88%, 5/1/2021	25,000	26,406
ProLogis LP 2.75%, 2/15/2019	50,000	50,721
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,192
Select Income REIT 4.50%, 2/1/2025	100,000	96,626
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	49,852
3.25%, 8/15/2022	25,000	24,145
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	29,593

		1,238,605

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	75,000	75,750
Realogy Group LLC 7.63%, 1/15/2020 (a)	50,000	52,950

		128,700

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	100,000	103,305
4.90%, 4/1/2044	75,000	77,649
Canadian Pacific Railway Co. 4.50%, 1/15/2022	25,000	26,882
CSX Corp.:
4.40%, 3/1/2043	50,000	47,887

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

6.22%, 4/30/2040	$25,000	$30,558
6.25%, 3/15/2018	25,000	28,018
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	76,954
Ryder System, Inc. 2.45%, 9/3/2019	50,000	49,898

		441,151

SEMICONDUCTORS — 0.1%
Sensata Technologies BV 4.88%, 10/15/2023 (a)	50,000	49,375

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
KLA-Tencor Corp. 4.65%, 11/1/2024 (b)	50,000	49,973
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	100,000	95,875
5.50%, 2/1/2025 (a)	75,000	70,275

		216,123

SOFTWARE — 0.7%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)	100,000	107,250
Audatex North America, Inc. 6.00%, 6/15/2021 (a)	100,000	102,750
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	50,625
Symantec Corp. 2.75%, 6/15/2017	25,000	25,309

		285,934

SPECIALTY RETAIL — 2.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	76,500
AutoZone, Inc. 3.13%, 7/15/2023	50,000	48,488
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034 (b)	25,000	24,399
Best Buy Co., Inc. 3.75%, 3/15/2016	50,000	50,625
CST Brands, Inc. 5.00%, 5/1/2023	25,000	24,875
Dollar General Corp. 4.13%, 7/15/2017	50,000	52,284
GameStop Corp. 5.50%, 10/1/2019 (a)(b)	25,000	25,688
Gap, Inc. 5.95%, 4/12/2021	25,000	28,232
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	24,875
L Brands, Inc.:
5.63%, 2/15/2022	125,000	131,562
6.95%, 3/1/2033	50,000	53,250
Outerwall, Inc. 5.88%, 6/15/2021 (b)	50,000	46,750
QVC, Inc.:
4.38%, 3/15/2023	125,000	122,859
4.45%, 2/15/2025	25,000	24,124
Rite Aid Corp. 8.00%, 8/15/2020	50,000	52,125
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	50,000	52,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 8/1/2021	18,000	19,215
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	25,000	24,484
4.80%, 11/18/2044	25,000	23,525

		905,985

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Computer Sciences Corp. 2.50%, 9/15/2015	50,000	50,149
Dell, Inc. 6.50%, 4/15/2038	50,000	47,500
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	52,779
Hewlett-Packard Co.:
2.60%, 9/15/2017	75,000	76,356
2.65%, 6/1/2016 (b)	100,000	101,257
4.05%, 9/15/2022	25,000	25,371
6.00%, 9/15/2041	25,000	24,726
NCR Corp. 5.00%, 7/15/2022	50,000	50,687
Seagate HDD Cayman 4.75%, 6/1/2023	10,000	10,157

		438,982

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	52,250
Levi Strauss & Co. 6.88%, 5/1/2022	25,000	26,688
PVH Corp. 4.50%, 12/15/2022	25,000	24,750

		103,688

THRIFTS & MORTGAGE FINANCE — 0.1%
Santander Holdings USA, Inc. 3.00%, 9/24/2015 (b)	50,000	50,138

TOBACCO — 0.9%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	72,091
5.38%, 1/31/2044	25,000	26,443
9.70%, 11/10/2018	76,000	94,560
Reynolds American, Inc.:
2.30%, 6/12/2018	100,000	100,748
3.25%, 11/1/2022	25,000	24,079
4.75%, 11/1/2042 (b)	25,000	22,679
RJ Reynolds Tobacco Co. 3.75%, 5/20/2023	50,000	48,596

		389,196

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 2.50%, 7/30/2019 (b)	25,000	24,759

See accompanying notes to financial statements.

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

	Principal
Security Description	Amount	Value

TRANSPORTATION INFRASTRUCTURE — 0.2%
AP Moeller — Maersk A/S 3.75%, 9/22/2024 (a)	$25,000	$25,513
Norfolk Southern Corp. 4.80%, 8/15/2043	50,000	50,935
Sydney Airport Finance Co., Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,413

		101,861

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
Crown Castle International Corp.:
4.88%, 4/15/2022	25,000	25,250
5.25%, 1/15/2023 (b)	100,000	100,725
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	25,000	35,173
Embarq Corp.:
7.08%, 6/1/2016 (b)	50,000	51,996
8.00%, 6/1/2036	50,000	55,435
Nokia OYJ 5.38%, 5/15/2019	50,000	52,878
Orange SA:
2.75%, 9/14/2016	50,000	50,905
9.00%, 3/1/2031	50,000	70,553
Rogers Communications, Inc.:
5.00%, 3/15/2044	25,000	24,722
6.80%, 8/15/2018	50,000	57,089
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	100,000	112,926
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (b)	175,000	179,375
6.38%, 3/1/2025	100,000	102,250
6.46%, 4/28/2019 (b)	100,000	103,000
6.63%, 4/1/2023	75,000	77,906
Telecom Italia Capital SA:
5.25%, 10/1/2015	100,000	100,835
6.00%, 9/30/2034	50,000	48,656
7.18%, 6/18/2019	50,000	56,188
7.20%, 7/18/2036	100,000	109,250
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	54,694
7.05%, 6/20/2036	50,000	61,407
Vodafone Group PLC:
1.25%, 9/26/2017	50,000	49,441
2.95%, 2/19/2023 (b)	100,000	93,402

		1,674,056

TOTAL BONDS & NOTES —
(Cost $43,395,139)		42,827,572

	Shares
SHORT TERM INVESTMENTS — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,907,458	2,907,458
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	147,386	147,386

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $3,054,844)		3,054,844

TOTAL INVESTMENTS — 105.1% (h)
(Cost $46,449,983)		45,882,416
OTHER ASSETS & LIABILITIES — (5.1)%		(2,218,406)

NET ASSETS — 100.0%		$43,664,010

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 15.5% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (Note 2).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

(This page intentionally left blank)

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2015

	SPDR Barclays		SPDR Barclays			SPDR Barclays			SPDR Barclays
	1-3		0-5		SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays
	Month	SPDR Barclays	Year	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate
	T-Bill ETF	TIPS ETF	TIPS ETF	1-10 Year TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,402,349,628	$650,781,459	$3,882,957	$19,219,042	$54,100,675	$292,472,150	$163,070,784	$3,920,161,233	$745,322,601	$333,408,268
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	20,263,103	110,967	8,583	10,337	3,176,292	14,067,030	12,600,261	68,021,311	13,698,650	2,087,953

Total Investments	1,422,612,731	650,892,426	3,891,540	19,229,379	57,276,967	306,539,180	175,671,045	3,988,182,544	759,021,251	335,496,221
Receivable for investments sold	758,487,008	3,974,045	194,408	—	—	1,095,770	15,437,892	29,343,047	3,015,235	449,888
Interest receivable — unaffiliated issuers	11,583	2,693,983	16,021	65,258	201,178	1,206,536	1,437,275	33,888,335	7,454,205	4,437,278
Dividends receivable — affiliated issuers	90	15	1	1	25	94	14	957	137	107

TOTAL ASSETS	2,181,111,412	657,560,469	4,101,970	19,294,638	57,478,170	308,841,580	192,546,226	4,051,414,883	769,490,828	340,383,494

LIABILITIES
Payable upon return of securities loaned	19,380,000	—	—	—	1,641,871	8,412,239	12,598,498	36,038,010	13,258,758	1,763,785
Payable for investments purchased	758,390,721	3,818,771	197,333	—	1,418,959	6,093,931	2,016,636	16,932,481	2,962,072	149,975
Payable for when issued/delayed securities	—	—	—	—	—	—	—	7,644,930	614,056	208,476
Payable for fund shares repurchased	—	—	—	—	—	—	13,383,241	27,520,327	—	—
Due to custodian	—	—	—	—	—	—	—	—	—	449,888
Accrued advisory fee (Note 3)	151,526	79,336	481	2,239	4,340	24,071	17,058	400,498	74,291	33,808
Accrued trustees’ fees and expenses (Note 3)	755	375	15	8	15	117	120	2,291	323	186

TOTAL LIABILITIES	777,923,002	3,898,482	197,829	2,247	3,065,185	14,530,358	28,015,553	88,538,537	16,909,500	2,606,118

NET ASSETS	$1,403,188,410	$653,661,987	$3,904,141	$19,292,391	$54,412,985	$294,311,222	$164,530,673	$3,962,876,346	$752,581,328	$337,777,376

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,404,048,271	$661,814,762	$3,996,466	$19,563,940	$54,370,490	$294,238,814	$185,097,960	$3,975,683,199	$753,224,729	$360,234,179
Undistributed (distribution in excess of) net investment income	(826,754)	(1,859,492)	(48,112)	(32,994)	22,240	71,465	131,672	2,648,327	634,230	638,330
Accumulated net realized gain (loss) on investments	—	(7,065,699)	(31,007)	(83,977)	(784)	—	(4,236,567)	(1,491,532)	(1,196)	(1,665,835)
Net unrealized appreciation (depreciation) on:
Investments	(33,107)	772,416	(13,206)	(154,578)	21,039	943	(16,462,392)	(13,963,648)	(1,276,435)	(21,429,298)

NET ASSETS	$1,403,188,410	$653,661,987	$3,904,141	$19,292,391	$54,412,985	$294,311,222	$164,530,673	$3,962,876,346	$752,581,328	$337,777,376

NET ASSET VALUE PER SHARE
Net asset value per share	$45.71	$55.87	$19.52	$19.29	$30.23	$60.06	$68.55	$30.58	$33.90	$38.38

Shares outstanding (unlimited amount authorized, $0.01 par value)	30,700,461	11,700,225	200,000	1,000,000	1,800,000	4,900,168	2,400,000	129,600,000	22,200,072	8,800,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,402,382,735	$650,009,043	$3,896,163	$19,373,620	$54,079,636	$292,471,207	$179,533,176	$3,934,124,881	$746,599,036	$354,837,566
Affiliated issuers	20,263,103	110,967	8,583	10,337	3,176,292	14,067,030	12,600,261	68,021,311	13,698,650	2,087,953

Total cost of investments	$1,422,645,838	$650,120,010	$3,904,746	$19,383,957	$57,255,928	$306,538,237	$192,133,437	$4,002,146,192	$760,297,686	$356,925,519

* Includes investments in securities on loan, at value	$18,999,895	$—	$—	$—	$1,609,584	$8,247,163	$12,335,729	$35,296,828	$19,693,484	$3,971,368

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2015

	SPDR Barclays					SPDR Nuveen
	Issuer	SPDR Barclays	SPDR Barclays		SPDR Nuveen	Barclays	SPDR Nuveen	SPDR Nuveen	SPDR Nuveen
	Scored	Convertible	Mortgage	SPDR Barclays	Barclays	California	Barclays New	Barclays Short Term	S&P High Yield
	Corporate	Securities	Backed	Aggregate	Municipal	Municipal	York Municipal	Municipal Bond	Municipal Bond
	Bond ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$24,272,384	$3,032,700,933	$148,022,413	$976,913,689	$1,284,040,223	$84,530,932	$29,728,547	$2,578,314,744	$376,979,809
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	2,191,891	244,469,166	37,007,094	91,018,003	18,818,234	820,391	12,092	943,811	1,248,760

Total Investments	26,464,275	3,277,170,099	185,029,507	1,067,931,692	1,302,858,457	85,351,323	29,740,639	2,579,258,555	378,228,569
Cash	—	359,995	12,437	29,812	—	—	—	—	69,027
Receivable for investments sold	—	15,845,453	—	—	—	—	—	—	11,216,436
Receivable for when issued/ delayed securities	—	—	2,330,402	—	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	14,241,819	—	—	2,423,039	—
Dividends receivable	—	5,346,265	—	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	238,228	6,649,252	396,380	5,873,657	14,296,139	938,259	279,922	33,176,649	5,787,761
Dividends receivable — affiliated issuers	62	1,468	3,033	5,777	—	—	—	—	—
Due from Investment Adviser	—	—	—	—	74,339	—	—	—	16,838

TOTAL ASSETS	26,702,565	3,305,372,532	187,771,759	1,073,840,938	1,331,470,754	86,289,582	30,020,561	2,614,858,243	395,318,631

LIABILITIES
Payable upon return of securities loaned	1,478,260	241,717,685	—	15,822,708	—	—	—	—	—
Payable for investments purchased	—	17,193,486	—	16,938,909	14,310,604	—	—	1,801,870	1,652,746
Payable for when issued/delayed securities	—	—	36,929,223	52,168,203	12,569,249	1,131,475	—	3,245,958	—
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	11,242,930
Deferred income for dollar rolls	—	—	31,209	53,985	—	—	—	—	—
Accrued advisory fee (Note 3)	3,849	1,020,509	24,313	64,995	313,443	14,356	4,921	421,868	163,670
Accrued trustees’ fees and expenses (Note 3)	14	1,760	80	506	702	48	17	1,463	223

TOTAL LIABILITIES	1,482,123	259,933,440	36,984,825	85,049,306	27,193,998	1,145,879	4,938	5,471,159	13,059,569

NET ASSETS	$25,220,442	$3,045,439,092	$150,786,934	$988,791,632	$1,304,276,756	$85,143,703	$30,015,623	$2,609,387,084	$382,259,062

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$26,053,684	$2,891,193,588	$150,838,530	$986,514,086	$1,288,317,060	$83,136,263	$29,574,055	$2,606,604,369	$382,095,327
Undistributed (distribution in excess of) net investment income	28,969	12,064,754	(290,579)	(53,985)	951,592	93,606	41,160	508,431	1,226,628
Accumulated net realized gain (loss) on investments	(192,763)	13,312,577	(13,559)	—	381,278	63,906	192,992	(3,245)	(3,405,264)
Net unrealized appreciation (depreciation) on:
Investments	(669,448)	128,868,173	252,542	2,331,531	14,626,826	1,849,928	207,416	2,277,529	2,342,371

NET ASSETS	$25,220,442	$3,045,439,092	$150,786,934	$988,791,632	$1,304,276,756	$85,143,703	$30,015,623	$2,609,387,084	$382,259,062

NET ASSET VALUE PER SHARE
Net asset value per share	$31.53	$47.44	$26.93	$57.49	$23.76	$23.65	$23.09	$24.25	$56.21

Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	64,200,000	5,600,000	17,200,132	54,902,072	3,600,128	1,300,010	107,602,164	6,800,000

COST OF INVESTMENTS:
Unaffiliated issuers	$24,941,832	$2,903,832,760	$147,769,871	$974,582,158	$1,269,413,397	$82,681,004	$29,521,131	$2,576,037,215	$374,637,438
Affiliated issuers	2,191,891	244,469,166	37,007,094	91,018,003	18,818,234	820,391	12,092	943,811	1,248,760

Total cost of investments	$27,133,723	$3,148,301,926	$184,776,965	$1,065,600,161	$1,288,231,631	$83,501,395	$29,533,223	$2,576,981,026	$375,886,198

* Includes investments in securities on loan, at value	$1,817,005	$239,009,840	$—	$18,780,242	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2015

		SPDR DB	SPDR Barclays			SPDR Barclays
	SPDR Nuveen	International	Short Term	SPDR Barclays	SPDR Barclays	Emerging
	Barclays	Government	International	International	International	Markets	SPDR Barclays	SPDR Barclays	SPDR Barclays
	Build America	Inflation-Protected	Treasury	Treasury	Corporate	Local Bond	International	High Yield	Short Term
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	ETF	High Yield Bond ETF	Bond ETF	High Yield Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$70,247,605	$763,363,979	$193,727,834	$1,421,354,700	$187,665,393	$94,888,282	$24,572,593	$9,567,578,722	$4,101,801,690
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	856,973	805,356	2,234,629	10,019,343	93,042	214,181	36,372	557,342,804	307,383,070

Total Investments	71,104,578	764,169,335	195,962,463	1,431,374,043	187,758,435	95,102,463	24,608,965	10,124,921,526	4,409,184,760
Cash	—	—	—	31	—	—	1,375	14,063,074	12,704,374
Foreign currency, at value	—	624,251	810,743	4,679,064	1,109,516	991,084	330,853	—	—
Receivable for investments sold	—	—	11,398,104	13,450,114	1,645,373	1,441,117	119,537	449,152,923	155,861,388
Receivable for fund shares	—	—	—	—	—	—	—	162,898,490	28,879,956
Receivable for foreign currency contracts sold	—	—	4,979,413	20,839,965	2,197,157	1,064,203	200,001	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	8,566	8,446	—	—	—
Interest receivable — unaffiliated issuers	974,626	5,519,566	2,007,630	13,713,332	2,784,688	1,502,218	446,404	160,983,469	70,828,944
Dividends receivable — affiliated issuers	125	81	217	743	8	32	6	7,919	6,122

TOTAL ASSETS	72,079,329	770,313,233	215,158,570	1,484,057,292	195,503,743	100,109,563	25,707,141	10,912,027,401	4,677,465,544

LIABILITIES
Payable upon return of securities loaned	—	—	—	2,128,374	—	—	—	474,507,940	236,207,300
Payable for investments purchased	23,867	—	10,498,754	10,506,655	2,053,066	1,503,026	493,678	219,452,980	101,604,331
Payable for when issued/delayed securities	—	—	—	—	—	—	—	33,124,750	—
Unrealized depreciation on forward currency contracts	—	—	35,254	120,912	19,056	11,716	—	—	—
Payable for fund shares repurchased	—	—	—	—	—	—	—	384,383,679	100,991,711
Payable for foreign currency contracts purchased	—	—	4,974,799	20,832,870	2,197,149	1,064,348	199,999	—	—
Accrued advisory fee (Note 3)	21,820	314,742	57,515	613,382	79,294	43,123	8,303	3,425,949	1,441,097
Deferred foreign taxes payable	—	1,927	1,417	61,606	—	748	—	—	—
Accrued trustees’ fees and expenses (Note 3)	64	484	162	1,209	161	66	17	6,129	2,531

TOTAL LIABILITIES	45,751	317,153	15,567,901	34,265,008	4,348,726	2,623,027	701,997	1,114,901,427	440,246,970

NET ASSETS	$72,033,578	$769,996,080	$199,590,669	$1,449,792,284	$191,155,017	$97,486,536	$25,005,144	$9,797,125,974	$4,237,218,574

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$76,111,444	$816,044,757	$236,178,398	$1,648,710,421	$222,424,521	$114,477,744	$27,481,147	$10,399,425,157	$4,485,716,858
Undistributed (distribution in excess of) net investment income	153,555	(15,046,546)	(21,937,121)	(35,706,162)	(7,702,153)	(669,531)	(147,589)	1,059,562	8,207,413
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(916,146)	2,747,911	78,991	(81,602)	(8,052)	(2,127,857)	(265,423)	(129,201,140)	(97,338,707)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $1,927, $1,417, $59,340, $0, $748, $0, $0, $0, respectively)	(3,315,275)	(33,616,087)	(14,651,880)	(162,615,074)	(23,484,441)	(14,120,958)	(2,057,073)	(474,157,605)	(159,366,990)
Foreign currency	—	(133,955)	(77,719)	(515,299)	(74,858)	(72,862)	(5,918)	—	—

NET ASSETS	$72,033,578	$769,996,080	$199,590,669	$1,449,792,284	$191,155,017	$97,486,536	$25,005,144	$9,797,125,974	$4,237,218,574

NET ASSET VALUE PER SHARE
Net asset value per share	$60.03	$54.61	$30.71	$52.15	$31.34	$27.08	$22.73	$38.34	$28.82

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	14,100,483	6,500,000	27,800,019	6,100,000	3,600,000	1,100,000	255,523,812	147,000,000

COST OF INVESTMENTS:
Unaffiliated issuers	$73,562,880	$796,978,139	$208,378,297	$1,583,910,434	$211,149,834	$109,008,492	$26,629,666	$10,041,736,327	$4,261,168,680
Affiliated issuers	856,973	805,356	2,234,629	10,019,343	93,042	214,181	36,372	557,342,804	307,383,070

Total cost of investments	$74,419,853	$797,783,495	$210,612,926	$1,593,929,777	$211,242,876	$109,222,673	$26,666,038	$10,599,079,131	$4,568,551,750

Foreign currency, at cost	$—	$626,983	$503,411	$4,724,004	$1,111,932	$1,012,927	$335,382	$—	$—

* Includes investments in securities on loan, at value	$—	$—	$—	$2,076,121	$—	$—	$—	$681,923,633	$289,612,341

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2015

		SPDR BofA Merrill
	SPDR Barclays	Lynch Emerging	SPDR BofA Merrill
	Investment	Markets	Lynch Crossover
	Grade Floating	Corporate	Corporate
	Rate ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$387,312,307	$20,097,026	$42,827,572
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	4,375,068	1,543,706	3,054,844

Total Investments	391,687,375	21,640,732	45,882,416
Cash	4,259	—	—
Receivable for investments sold	—	167,252	673,536
Receivable for fund shares sold	3,054,619	—	—
Interest receivable — unaffiliated issuers	370,678	281,716	578,738
Dividends receivable — affiliated issuers	59	6	10
Due from Investment Adviser	—	—	3,648

TOTAL ASSETS	395,116,990	22,089,706	47,138,348

LIABILITIES
Payable upon return of securities loaned	4,069,225	1,485,710	2,907,458
Payable for investments purchased	3,064,203	190,966	552,441
Accrued advisory fee (Note 3)	47,468	8,416	14,416
Accrued trustees’ fees and expenses (Note 3)	235	13	23

TOTAL LIABILITIES	7,181,131	1,685,105	3,474,338

NET ASSETS	$387,935,859	$20,404,601	$43,664,010

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$387,657,836	$21,209,203	$44,120,703
Undistributed (distribution in excess of) net investment income	102,054	89,369	146,173
Accumulated net realized gain (loss) on investments	(47,277)	(107,278)	(35,299)
Net unrealized appreciation (depreciation) on:
Investments	223,246	(786,693)	(567,567)

NET ASSETS	$387,935,859	$20,404,601	$43,664,010

NET ASSET VALUE PER SHARE
Net asset value per share	$30.55	$29.15	$25.68

Shares outstanding (unlimited amount authorized, $0.01 par value)	12,700,000	700,000	1,700,000

COST OF INVESTMENTS:
Unaffiliated issuers	$387,089,061	$20,883,719	$43,395,139
Affiliated issuers	4,375,068	1,543,706	3,054,844

Total cost of investments	$391,464,129	$22,427,425	$46,449,983

* Includes investments in securities on loan, at value	$4,783,782	$1,456,677	$2,895,540

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2015

	SPDR Barclays		SPDR Barclays			SPDR Barclays			SPDR Barclays
	1-3		0-5		SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays
	Month	SPDR Barclays	Year	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate
	T-Bill ETF	TIPS ETF	TIPS ETF	1-10 Year TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$116,325	$308,734	$(85,428)	$(22,108)	$222,080	$2,434,803	$5,349,469	$53,016,228	$14,939,774	$13,705,857
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	818	428	9	13	155	841	429	19,917	1,830	1,908
Affiliated securities lending — net (Note 3 and Note 9)	129,847	10,688	—	346	1,832	17,349	10,810	113,185	32,566	10,482
Foreign taxes withheld	—	—	—	—	—	—	—	—	(114)	—

TOTAL INVESTMENT INCOME (LOSS)	246,990	319,850	(85,419)	(21,749)	224,067	2,452,993	5,360,708	53,149,330	14,974,056	13,718,247

EXPENSES
Advisory fee (Note 3)	1,690,004	1,056,567	7,994	19,474	27,565	232,877	223,855	4,665,943	739,885	416,103
Trustees’ fees and expenses (Note 3)	21,846	11,790	120	215	345	3,432	2,885	71,295	9,552	4,999
Miscellaneous expenses	3	—	—	—	—	—	—	16,710	1	806

TOTAL EXPENSES	1,711,853	1,068,357	8,114	19,689	27,910	236,309	226,740	4,753,948	749,438	421,908

NET INVESTMENT INCOME (LOSS)	(1,464,863)	(748,507)	(93,533)	(41,438)	196,157	2,216,684	5,133,968	48,395,382	14,224,618	13,296,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	13,998	1,061,058	(23,280)	(24,711)	2,429	741,662	(1,790,615)	3,712,057	1,019,637	(746,119)
Net change in unrealized appreciation (depreciation) on:
Investments	(31,000)	(12,149,512)	(19,099)	(118,451)	20,794	(334,772)	(15,390,003)	(24,556,577)	(10,838,609)	(25,082,017)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(17,002)	(11,088,454)	(42,379)	(143,162)	23,223	406,890	(17,180,618)	(20,844,520)	(9,818,972)	(25,828,136)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,481,865)	$(11,836,961)	$(135,912)	$(184,600)	$219,380	$2,623,574	$(12,046,650)	$27,550,862	$4,405,646	$(12,531,797)

*	Includes all amortization of premium and accretion of market discount. A fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2015

	SPDR Barclays					SPDR Nuveen	SPDR Nuveen	SPDR Nuveen
	Issuer	SPDR Barclays	SPDR Barclays		SPDR Nuveen	Barclays	Barclays	Barclays	SPDR Nuveen
	Scored	Convertible	Mortgage	SPDR Barclays	Barclays	California	New York	Short Term	S&P High Yield
	Corporate	Securities	Backed	Aggregate	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$701,969	$(11,154,854)	$4,063,989	$21,763,047	$30,362,130	$2,122,636	$736,702	$26,978,335	$18,625,822
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	442	13,342	37,406	59,454	—	—	—	—	—
Dividend income (Note 2)	—	43,853,345	—	—	—	—	—	—	—
Affiliated securities lending — net (Note 3 and Note 9)	4,296	1,070,756	—	43,029	—	—	—	—	—
Foreign taxes withheld	—	—	—	(150)	(363)	—	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	706,707	33,782,589	4,101,395	21,865,380	30,361,767	2,122,636	736,702	26,978,335	18,625,822

EXPENSES
Advisory fee (Note 3)	36,009	11,696,202	265,756	1,149,113	3,505,361	161,287	55,609	4,859,696	1,851,793
Trustees’ fees and expenses (Note 3)	406	56,364	2,478	15,227	21,693	1,497	515	45,830	6,442
Miscellaneous expenses	—	13,399	558	3,401	4,927	346	117	10,554	1,283

TOTAL EXPENSES	36,415	11,765,965	268,792	1,167,741	3,531,981	163,130	56,241	4,916,080	1,859,518

Expenses waived by Adviser (Note 3)	—	—	—	(238,732)	(841,892)	—	—	—	(192,004)

NET INVESTMENT INCOME	670,292	22,016,624	3,832,603	20,936,371	27,671,678	1,959,506	680,461	22,062,255	16,958,308

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	434,693	231,390,754	(71,498)	(120,169)	10,739,900	967,102	233,952	6,173,668	(1,522,865)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,639,663)	(224,140,099)	(1,323,607)	(10,354,725)	(11,910,109)	(710,811)	(250,619)	(17,547,050)	(3,176,290)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,204,970)	7,250,655	(1,395,105)	(10,474,894)	(1,170,209)	256,291	(16,667)	(11,373,382)	(4,699,155)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(534,678)	$29,267,279	$2,437,498	$10,461,477	$26,501,469	$2,215,797	$663,794	$10,688,873	$12,259,153

*	Includes all amortization of premium and accretion of market discount. A fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2015

		SPDR DB	SPDR Barclays			SPDR Barclays
	SPDR Nuveen	International	Short Term	SPDR Barclays	SPDR Barclays	Emerging			SPDR Barclays
	Barclays	Government	International	International	International	Markets	SPDR Barclays	SPDR Barclays	Short Term
	Build America	Inflation-Protected	Treasury	Treasury	Corporate	Local Bond	International	High Yield	High Yield
	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	ETF	High Yield Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$4,378,784	$22,977,731	$2,553,775	$42,355,730	$5,192,840	$6,146,436	$1,462,520	$616,572,053	$230,314,336
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	1,306	1,233	2,556	11,523	191	943	198	70,126	54,647
Affiliated securities lending — net (Note 3 and Note 9)	—	—	—	1,727	1,318	568	—	4,137,586	1,887,066
Foreign taxes withheld	—	(140,904)	(36,628)	(301,115)	(4,877)	(189,390)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	4,380,090	22,838,060	2,519,703	42,067,865	5,189,472	5,958,557	1,462,718	620,779,765	232,256,049

EXPENSES
Advisory fee (Note 3)	364,881	4,005,199	935,156	9,914,287	1,407,352	547,505	114,884	40,619,269	16,798,537
Trustees’ fees and expenses (Note 3)	1,680	16,401	5,438	42,499	5,730	2,093	601	185,968	80,336
Miscellaneous expenses	227	4,333	1,257	11,215	1,521	536	—	42,574	18,008

TOTAL EXPENSES	366,788	4,025,933	941,851	9,968,001	1,414,603	550,134	115,485	40,847,811	16,896,881

NET INVESTMENT INCOME	4,013,302	18,812,127	1,577,852	32,099,864	3,774,869	5,408,423	1,347,233	579,931,954	215,359,168

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	398,194	(13,127,756)	(31,121,017)	(69,355,900)	(11,206,590)	(6,355,500)	(1,587,774)	(116,887,927)	(98,860,329)
Foreign currency transactions	—	(1,640,163)	(1,317,568)	(10,410,382)	(894,820)	(543,901)	(96,932)	—	—
Forward foreign currency contracts	—	—	(15)	1,200	(65,777)	(37,771)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $1,417, $59,340, $0, $748, $0, $0, $0, respectively)	(4,365,391)	(104,511,245)	(17,028,191)	(240,709,023)	(40,276,699)	(14,588,931)	(2,563,742)	(664,655,129)	(188,414,177)
Foreign currency transactions	—	(204,286)	(87,696)	(653,395)	(98,301)	(99,065)	(2,190)	—	—
Forward foreign currency contracts	—	(1,485)	(8,113)	33,585	(3,505)	(6,156)	—	—	—

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(3,967,197)	(119,484,935)	(49,562,600)	(321,093,915)	(52,545,692)	(21,631,324)	(4,250,638)	(781,543,056)	(287,274,506)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$46,105	$(100,672,808)	$(47,984,748)	$(288,994,051)	$(48,770,823)	$(16,222,901)	$(2,903,405)	$(201,611,102)	$(71,915,338)

*	Includes all amortization of premium and accretion of market discount. A fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2015

		SPDR BofA Merrill
	SPDR Barclays	Lynch Emerging	SPDR BofA Merrill
	Investment	Markets	Lynch Crossover
	Grade Floating	Corporate	Corporate
	Rate ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$2,758,349	$1,087,171	$1,602,019
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	3,768	87	266
Affiliated securities lending — net (Note 3 and Note 9)	16,715	6,311	10,716
Foreign taxes withheld	(340)	—	—

TOTAL INVESTMENT INCOME (LOSS)	2,778,492	1,093,569	1,613,001

EXPENSES
Advisory fee (Note 3)	582,345	111,781	154,389
Trustees’ fees and expenses (Note 3)	7,597	444	677
Miscellaneous expenses	—	111	121

TOTAL EXPENSES	589,942	112,336	155,187

Expenses waived by Adviser (Note 3)	—	—	(39,215)

NET INVESTMENT INCOME	2,188,550	981,233	1,497,029

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	10,964	17,814	114,929
Net change in unrealized appreciation (depreciation) on:
Investments	(1,109,731)	(1,149,418)	(1,460,674)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,098,767)	(1,131,604)	(1,345,745)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,089,783	$(150,371)	$151,284

*	Includes all amortization of premium and accretion of market discount. A fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Barclays 1-3				SPDR Barclays 0-5 Year		SPDR Barclays 1-10 Year		SPDR Barclays Short Term
	Month T-Bill ETF		SPDR Barclays TIPS ETF		TIPS ETF		TIPS ETF		Treasury ETF
						For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	2/26/14*-	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,464,863)	$(1,047,113)	$(748,507)	$10,994,547	$(93,533)	$65,297	$(41,438)	$107,555	$196,157	$101,387
Net realized gain (loss) on investments	13,998	(94,638)	1,061,058	1,917,342	(23,280)	(1,013)	(24,711)	(88,192)	2,429	53,225
Net change in unrealized appreciation (depreciation) on investments	(31,000)	(18,397)	(12,149,512)	13,944,458	(19,099)	5,893	(118,451)	284,608	20,794	27,137

Net increase (decrease) in net assets resulting from operations	(1,481,865)	(1,160,148)	(11,836,961)	26,856,347	(135,912)	70,177	(184,600)	303,971	219,380	181,749

Net equalization credits and charges (Note 2)	(1,206,186)	1,103,650	(460,748)	(114,444)	49,405	—	(165,759)	(489)	13,442	1,671

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(4,896,344)	(8,464,244)	(40,357)	(53,074)	(116,829)	(61,813)	(179,323)	(97,924)
Net realized gains	—	—	—	—	—	—	—	—	(1,260)	(802)

Total distributions to shareholders	—	—	(4,896,344)	(8,464,244)	(40,357)	(53,074)	(116,829)	(61,813)	(180,583)	(98,726)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,410,273,999	979,677,557	124,405,194	38,848,622	—	6,000,000	9,630,766	1,954,693	45,353,301	20,973,080
Cost of shares redeemed	(1,984,861,650)	(1,579,360,789)	(50,740,169)	(111,643,440)	(1,936,693)	—	—	(3,865,388)	(3,015,011)	(15,012,737)
Net income equalization (Note 2)	1,206,186	(1,103,650)	460,748	114,444	(49,405)	—	165,759	489	(13,442)	(1,671)
Other capital (Note 4)	—	—	—	—	—	—	—	—	3,017	2

Net increase (decrease) in net assets from beneficial interest transactions	426,618,535	(600,786,882)	74,125,773	(72,680,374)	(1,986,098)	6,000,000	9,796,525	(1,910,206)	42,327,865	5,958,674

Net increase (decrease) in net assets during the year	423,930,484	(600,843,380)	56,931,720	(54,402,715)	(2,112,962)	6,017,103	9,329,337	(1,668,537)	42,380,104	6,043,368
Net assets at beginning of year	979,257,926	1,580,101,306	596,730,267	651,132,982	6,017,103	—	9,963,054	11,631,591	12,032,881	5,989,513

NET ASSETS END OF YEAR (1)	$1,403,188,410	$979,257,926	$653,661,987	$596,730,267	$3,904,141	$6,017,103	$19,292,391	$9,963,054	$54,412,985	$12,032,881

SHARES OF BENEFICIAL INTEREST:
Shares sold	52,700,000	21,400,000	2,200,000	700,000	—	300,000	500,000	100,000	1,500,000	700,000
Shares redeemed	(43,400,000)	(34,500,000)	(900,000)	(2,000,000)	(100,000)	—	—	(200,000)	(100,000)	(500,000)

Net increase (decrease)	9,300,000	(13,100,000)	1,300,000	(1,300,000)	(100,000)	300,000	500,000	(100,000)	1,400,000	200,000

(1) Including undistributed (distribution in excess of) net investment income	$(826,754)	$(451,182)	$(1,859,492)	$3,064,365	$(48,112)	$18,691	$(32,994)	$50,237	$22,240	$5,406

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Intermediate Term Treasury ETF		SPDR Barclays Long Term Treasury ETF		SPDR Barclays Short Term Corporate Bond ETF		SPDR Barclays Intermediate Term Corporate Bond ETF		SPDR Barclays Long Term Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,216,684	$1,895,465	$5,133,968	$1,567,175	$48,395,382	$36,808,365	$14,224,618	$11,836,924	$13,296,339	$4,431,139
Net realized gain (loss) on investments	741,662	2,779,272	(1,790,615)	(4,062,125)	3,712,057	14,064,599	1,019,637	3,942,603	(746,119)	(1,474,159)
Net change in unrealized appreciation (depreciation) on investments	(334,772)	(2,357,909)	(15,390,003)	5,615,967	(24,556,577)	14,116,037	(10,838,609)	7,784,626	(25,082,017)	8,874,458

Net increase (decrease) in net assets resulting from operations	2,623,574	2,316,828	(12,046,650)	3,121,017	27,550,862	64,989,001	4,405,646	23,564,153	(12,531,797)	11,831,438

Net equalization credits and charges (Note 2)	71,715	(19,960)	97,112	30,894	247,030	335,416	326,595	32,783	372,137	98,016

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,150,647)	(1,933,493)	(5,065,321)	(1,525,778)	(47,169,433)	(36,720,760)	(13,919,284)	(11,789,727)	(12,946,125)	(4,344,257)
Net realized gains	—	(127,746)	—	—	(3,156,335)	(5,494,878)	—	(971,375)	—	—

Total distributions to shareholders	(2,150,647)	(2,061,239)	(5,065,321)	(1,525,778)	(50,325,768)	(42,215,638)	(13,919,284)	(12,761,102)	(12,946,125)	(4,344,257)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	162,679,742	136,228,366	330,742,630	64,286,679	1,865,589,794	1,522,550,904	380,495,152	165,894,221	291,793,567	86,430,733
Cost of shares redeemed	(36,073,973)	(142,263,646)	(235,309,618)	(37,580,878)	(1,328,188,472)	(1,037,275,397)	(75,137,306)	(119,031,286)	(90,943,918)	(29,490,191)
Net income equalization (Note 2)	(71,715)	19,960	(97,112)	(30,894)	(247,030)	(335,416)	(326,595)	(32,783)	(372,137)	(98,016)
Other capital (Note 4)	115	236	165	—	63,924	73,329	23,593	6,946	576,792	142,990

Net increase (decrease) in net assets from beneficial interest transactions	126,534,169	(6,015,084)	95,336,065	26,674,907	537,218,216	485,013,420	305,054,844	46,837,098	201,054,304	56,985,516

Net increase (decrease) in net assets during the year	127,078,811	(5,779,455)	78,321,206	28,301,040	514,690,340	508,122,199	295,867,801	57,672,932	175,948,519	64,570,713
Net assets at beginning of year	167,232,411	173,011,866	86,209,467	57,908,427	3,448,186,006	2,940,063,807	456,713,527	399,040,595	161,828,857	97,258,144

NET ASSETS END OF YEAR (1)	$294,311,222	$167,232,411	$164,530,673	$86,209,467	$3,962,876,346	$3,448,186,006	$752,581,328	$456,713,527	$337,777,376	$161,828,857

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,700,000	2,300,000	4,500,000	1,000,000	60,800,000	49,600,000	11,100,000	4,900,000	7,100,000	2,200,000
Shares redeemed	(600,000)	(2,400,000)	(3,400,000)	(600,000)	(43,300,000)	(33,800,000)	(2,200,000)	(3,500,000)	(2,300,000)	(800,000)

Net increase (decrease)	2,100,000	(100,000)	1,100,000	400,000	17,500,000	15,800,000	8,900,000	1,400,000	4,800,000	1,400,000

(1) Including undistributed (distribution in excess of) net investment income	$71,465	$5,428	$131,672	$63,025	$2,648,327	$1,422,345	$634,230	$328,896	$638,330	$288,116

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Issuer Scored Corporate Bond ETF		SPDR Barclays Convertible Securities ETF		SPDR Barclays Mortgage Backed Bond ETF		SPDR Barclays Aggregate Bond ETF		SPDR Nuveen Barclays Municipal Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$670,292	$1,025,680	$22,016,624	$(44,418)	$3,832,603	$2,049,666	$20,936,371	$16,066,622	$27,671,678	$25,099,235
Net realized gain (loss) on investments	434,693	(215,310)	231,390,754	136,868,421	(71,498)	1,136,394	(120,169)	(391,981)	10,739,900	51,432
Net change in unrealized appreciation (depreciation) on investments	(1,639,663)	1,231,715	(224,140,099)	254,679,529	(1,323,607)	1,977,756	(10,354,725)	13,554,540	(11,910,109)	32,687,952

Net increase (decrease) in net assets resulting from operations	(534,678)	2,042,085	29,267,279	391,503,532	2,437,498	5,163,816	10,461,477	29,229,181	26,501,469	57,838,619

Net equalization credits and charges (Note 2)	9,382	(1,505)	(2,909,759)	5,988,503	(28,168)	40,688	262,269	64,851	253,793	(51,312)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(703,805)	(1,036,269)	(136,871,875)	(67,045,577)	(3,048,623)	(1,801,846)	(19,721,938)	(15,721,898)	(27,368,579)	(25,227,151)
Net realized gains	—	(67,805)	(69,958,669)	—	(1,918,458)	(25,684)	(819,906)	—	—	(5,674,600)

Total distributions to shareholders	(703,805)	(1,104,074)	(206,830,544)	(67,045,577)	(4,967,081)	(1,827,530)	(20,541,844)	(15,721,898)	(27,368,579)	(30,901,751)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	29,293,755	3,204,201	662,372,265	1,312,239,663	35,375,916	114,898,925	274,986,084	204,956,721	506,885,614	254,000,051
Cost of shares redeemed	(35,216,471)	(6,222,284)	(302,301,491)	—	(8,166,091)	(16,166,365)	(11,572,641)	(153,186,276)	(235,997,027)	(330,876,658)
Net income equalization (Note 2)	(9,382)	1,505	2,909,759	(5,988,503)	28,168	(40,688)	(262,269)	(64,851)	(253,793)	51,312
Other capital (Note 4)	96,708	24,905	578,605	396,045	21,771	65,532	149,577	202,326	36,618	29,175

Net increase (decrease) in net assets from beneficial interest transactions	(5,835,390)	(2,991,673)	363,559,138	1,306,647,205	27,259,764	98,757,404	263,300,751	51,907,920	270,671,412	(76,796,120)

Net increase (decrease) in net assets during the year	(7,064,491)	(2,055,167)	183,086,114	1,637,093,663	24,702,013	102,134,378	253,482,653	65,480,054	270,058,095	(49,910,564)
Net assets at beginning of year	32,284,933	34,340,100	2,862,352,978	1,225,259,315	126,084,921	23,950,543	735,308,979	669,828,925	1,034,218,661	1,084,129,225

NET ASSETS END OF YEAR (1)	$25,220,442	$32,284,933	$3,045,439,092	$2,862,352,978	$150,786,934	$126,084,921	$988,791,632	$735,308,979	$1,304,276,756	$1,034,218,661

SHARES OF BENEFICIAL INTEREST:
Shares sold	900,000	100,000	13,600,000	28,100,000	1,300,000	4,300,000	4,700,000	3,600,000	21,100,000	10,900,000
Shares redeemed	(1,100,000)	(200,000)	(6,300,000)	—	(300,000)	(600,000)	(200,000)	(2,700,000)	(9,800,000)	(14,400,000)

Net increase (decrease)	(200,000)	(100,000)	7,300,000	28,100,000	1,000,000	3,700,000	4,500,000	900,000	11,300,000	(3,500,000)

(1) Including undistributed (distribution in excess of) net investment income	$28,969	$62,482	$12,064,754	$15,881,082	$(290,579)	$(59,825)	$(53,985)	$(43,866)	$951,592	$683,791

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays California Municipal Bond ETF		SPDR Nuveen Barclays New York Municipal Bond ETF		SPDR Nuveen Barclays Short Term Municipal Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF		SPDR Nuveen Barclays Build America Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,959,506	$2,119,439	$680,461	$718,026	$22,062,255	$19,415,925	$16,958,308	$10,553,866	$4,013,302	$2,332,200
Net realized gain (loss) on investments	967,102	(273,471)	233,952	(92,739)	6,173,668	4,917,265	(1,522,865)	(5,046,651)	398,194	(860,040)
Net change in unrealized appreciation (depreciation) on investments	(710,811)	3,691,581	(250,619)	957,681	(17,547,050)	22,392,600	(3,176,290)	10,570,284	(4,365,391)	4,177,595

Net increase in net assets resulting from operations	2,215,797	5,537,549	663,794	1,582,968	10,688,873	46,725,790	12,259,153	16,077,499	46,105	5,649,755

Net equalization credits and charges (Note 2)	13,856	(27,554)	4,414	(9,608)	127,723	85,961	180,060	177,983	67,113	(105,640)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,931,955)	(2,182,035)	(676,921)	(725,254)	(21,877,707)	(19,329,099)	(16,398,031)	(10,191,431)	(3,983,989)	(2,384,710)
Net realized gains	—	(2,109,629)	(45,560)	(661,510)	(185,847)	—	—	—	—	—

Total distributions to shareholders	(1,931,955)	(4,291,664)	(722,481)	(1,386,764)	(22,063,554)	(19,329,099)	(16,398,031)	(10,191,431)	(3,983,989)	(2,384,710)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	19,181,328	2,301,989	4,768,707	—	537,650,452	366,153,354	213,080,733	115,212,325	118,685,668	5,748,689
Cost of shares redeemed	(9,442,167)	(29,376,255)	—	(6,742,302)	(136,333,485)	(101,760,760)	(102,510,429)	(64,057,310)	(85,366,920)	(44,916,159)
Net income equalization (Note 2)	(13,856)	27,554	(4,414)	9,608	(127,723)	(85,961)	(180,060)	(177,983)	(67,113)	105,640
Other capital (Note 4)	9,659	1,151	2,384	—	109,790	80,460	75,192	24,902	56,687	5,212

Net increase (decrease) in net assets from beneficial interest transactions	9,734,964	(27,045,561)	4,766,677	(6,732,694)	401,299,034	264,387,093	110,465,436	51,001,934	33,308,322	(39,056,618)

Net increase (decrease) in net assets during the year	10,032,662	(25,827,230)	4,712,404	(6,546,098)	390,052,076	291,869,745	106,506,618	57,065,985	29,437,551	(35,897,213)
Net assets at beginning of year	75,111,041	100,938,271	25,303,219	31,849,317	2,219,335,008	1,927,465,263	275,752,444	218,686,459	42,596,027	78,493,240

NET ASSETS END OF YEAR (1)	$85,143,703	$75,111,041	$30,015,623	$25,303,219	$2,609,387,084	$2,219,335,008	$382,259,062	$275,752,444	$72,033,578	$42,596,027

SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	100,000	200,000	—	22,100,000	15,100,000	3,700,000	2,100,000	1,900,000	100,000
Shares redeemed	(400,000)	(1,300,000)	—	(300,000)	(5,600,000)	(4,200,000)	(1,800,000)	(1,200,000)	(1,400,000)	(800,000)

Net increase (decrease)	400,000	(1,200,000)	200,000	(300,000)	16,500,000	10,900,000	1,900,000	900,000	500,000	(700,000)

(1) Including undistributed (distribution in excess of) net investment income	$93,606	$82,376	$41,160	$38,443	$508,431	$332,129	$1,226,628	$854,889	$153,555	$124,242

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR DB International Government Inflation-Protected Bond ETF		SPDR Barclays Short Term International Treasury Bond ETF		SPDR Barclays International Treasury Bond ETF		SPDR Barclays International Corporate Bond ETF		SPDR Barclays Emerging Markets Local Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,812,127	$34,199,633	$1,577,852	$2,063,118	$32,099,864	$42,906,405	$3,774,869	$4,206,812	$5,408,423	$6,761,800
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(14,767,919)	6,275,369	(32,438,600)	(2,109,266)	(79,765,082)	9,935,552	(12,167,187)	1,946,742	(6,937,172)	(7,221,339)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and forward foreign currency	(104,717,016)	64,683,076	(17,124,000)	12,226,536	(241,328,833)	133,752,195	(40,378,505)	18,606,019	(14,694,152)	5,970,436

Net increase (decrease) in net assets resulting from operations	(100,672,808)	105,158,078	(47,984,748)	12,180,388	(288,994,051)	186,594,152	(48,770,823)	24,759,573	(16,222,901)	5,510,897

Net equalization credits and charges (Note 2)	—	—	(71,571)	—	(980,375)	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,348,510)	(24,644,825)	(88,646)	—	(13,040,149)	(32,228,075)	(2,727,723)	(3,912,809)	—	(2,855,787)
Net realized gains	(3,634,796)	(521,587)	(388,155)	(207,285)	(11,152,650)	(447,216)	(72,372)	(122,648)	—	—

Total distributions to shareholders	(9,983,306)	(25,166,412)	(476,801)	(207,285)	(24,192,799)	(32,675,291)	(2,800,095)	(4,035,457)	—	(2,855,787)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	106,003,931	—	177,574,873	71,583,584	370,931,663	521,827,472	73,211,805	142,798,224	44,055,824	89,030,709
Cost of shares redeemed	(185,895,983)	(284,367,754)	(203,283,218)	(21,476,137)	(1,035,338,569)	(140,459,545)	(147,069,392)	(31,890,984)	(30,517,816)	(99,136,699)
Net income equalization (Note 2)	—	—	71,571	—	980,375	—	—	—	—	—
Other capital (Note 4)	1,335,787	853,103	154,436	46,404	435,353	297,807	81,798	356,953	157,344	410,398

Net increase (decrease) in net assets from beneficial interest transactions	(78,556,265)	(283,514,651)	(25,482,338)	50,153,851	(662,991,178)	381,665,734	(73,775,789)	111,264,193	13,695,352	(9,695,592)

Net increase (decrease) in net assets during the year	(189,212,379)	(203,522,985)	(74,015,458)	62,126,954	(977,158,403)	535,584,595	(125,346,707)	131,988,309	(2,527,549)	(7,040,482)
Net assets at beginning of year	959,208,459	1,162,731,444	273,606,127	211,479,173	2,426,950,687	1,891,366,092	316,501,724	184,513,415	100,014,085	107,054,567

NET ASSETS END OF YEAR (1)	$769,996,080	$959,208,459	$199,590,669	$273,606,127	$1,449,792,284	$2,426,950,687	$191,155,017	$316,501,724	$97,486,536	$100,014,085

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,900,000	—	5,500,000	2,000,000	6,600,000	8,800,000	2,100,000	3,900,000	1,500,000	3,000,000
Shares redeemed	(3,200,000)	(4,800,000)	(6,500,000)	(600,000)	(18,800,000)	(2,400,000)	(4,400,000)	(900,000)	(1,100,000)	(3,400,000)

Net increase (decrease)	(1,300,000)	(4,800,000)	(1,000,000)	1,400,000	(12,200,000)	6,400,000	(2,300,000)	3,000,000	400,000	(400,000)

(1) Including undistributed (distribution in excess of) net investment income	$(15,046,546)	$(1,656,437)	$(21,937,121)	$(1,244,948)	$(35,706,162)	$(1,954,395)	$(7,702,153)	$1,124,372	$(669,531)	$(2,230,227)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays International High Yield Bond ETF		SPDR Barclays High Yield Bond ETF		SPDR Barclays Short Term High Yield Bond ETF		SPDR Barclays Investment Grade Floating Rate ETF		SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
		For the Period
	Year Ended	3/12/14*-	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,347,233	$619,410	$579,931,954	$570,688,757	$215,359,168	$156,381,556	$2,188,550	$1,593,504	$981,233	$709,645
Net realized gain (loss) on investments and foreign currency transactions	(1,684,706)	13,404	(116,887,927)	122,706,144	(98,860,329)	1,674,440	10,964	29,602	17,814	(125,088)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,565,932)	502,941	(664,655,129)	382,640,072	(188,414,177)	54,512,913	(1,109,731)	1,286,690	(1,149,418)	934,161

Net increase (decrease) in net assets resulting from operations	(2,903,405)	1,135,755	(201,611,102)	1,076,034,973	(71,915,338)	212,568,909	1,089,783	2,909,796	(150,371)	1,518,718

Net equalization credits and charges (Note 2)	(73,152)	—	3,210,915	694,550	303,982	6,508,581	3,075	77,123	1,711	4,325

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(688,954)	(399,848)	(579,353,563)	(574,768,687)	(214,192,769)	(151,434,542)	(2,163,631)	(1,527,688)	(964,123)	(693,206)
Net realized gains	(62,417)	—	—	(245,022)	—	(215,824)	(10,217)	(1,323)	—	(162,306)

Total distributions to shareholders	(751,371)	(399,848)	(579,353,563)	(575,013,709)	(214,192,769)	(151,650,366)	(2,173,848)	(1,529,011)	(964,123)	(855,512)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	50,004,983	12,244,441,311	5,826,757,229	3,556,398,318	3,075,099,025	30,595,774	357,032,623	3,036,151	5,980,808
Cost of shares redeemed	(14,757,504)	(7,500,031)	(11,430,333,150)	(5,866,343,455)	(3,374,743,080)	(144,192,242)	(27,499,640)	(15,289,816)	(2,908,385)	—
Net income equalization (Note 2)	73,152	—	(3,210,915)	(694,550)	(303,982)	(6,508,581)	(3,075)	(77,123)	(1,711)	(4,325)
Other capital (Note 4)	11,440	165,125	1,592,481	924,232	319,564	222,052	8,400	137,152	14,542	29,904

Net increase (decrease) in net assets from beneficial interest transactions	(14,672,912)	42,670,077	812,489,727	(39,356,544)	181,670,820	2,924,620,254	3,101,459	341,802,836	140,597	6,006,387

Net increase (decrease) in net assets during the year	(18,400,840)	43,405,984	34,735,977	462,359,270	(104,133,305)	2,992,047,378	2,020,469	343,260,744	(972,186)	6,673,918
Net assets at beginning of year	43,405,984	—	9,762,389,997	9,300,030,727	4,341,351,879	1,349,304,501	385,915,390	42,654,646	21,376,787	14,702,869

NET ASSETS END OF YEAR (1)	$25,005,144	$43,405,984	$9,797,125,974	$9,762,389,997	$4,237,218,574	$4,341,351,879	$387,935,859	$385,915,390	$20,404,601	$21,376,787

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	2,000,000	310,250,000	144,250,000	120,800,000	100,500,000	1,000,000	11,700,000	100,000	200,000
Shares redeemed	(600,000)	(300,000)	(289,250,000)	(145,000,000)	(114,500,000)	(4,700,000)	(900,000)	(500,000)	(100,000)	—

Net increase (decrease)	(600,000)	1,700,000	21,000,000	(750,000)	6,300,000	95,800,000	100,000	11,200,000	—	200,000

(1) Including undistributed (distribution in excess of) net investment income	$(147,589)	$200,851	$1,059,562	$—	$8,207,413	$6,934,020	$102,054	$77,189	$89,369	$72,259

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Year Ended	Year Ended
	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,497,029	$1,118,804
Net realized gain (loss) on investments	114,929	71,916
Net change in unrealized appreciation (depreciation) on investments	(1,460,674)	1,363,931

Net increase in net assets resulting from operations	151,284	2,554,651

Net equalization credits and charges (Note 2)	(34,005)	(1,914)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,406,600)	(1,099,400)
Net realized gains	(39,934)	(99,621)

Total distributions to shareholders	(1,446,534)	(1,199,021)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	20,899,345	7,661,716
Cost of shares redeemed	(5,279,829)	(2,577,912)
Net income equalization (Note 2)	34,005	1,914
Other capital (Note 4)	104,757	25,653

Net increase (decrease) in net assets from beneficial interest transactions	15,758,278	5,111,371

Net increase in net assets during the year	14,429,023	6,465,087
Net assets at beginning of year	29,234,987	22,769,900

NET ASSETS END OF YEAR (1)	$43,664,010	$29,234,987

SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	300,000
Shares redeemed	(200,000)	(100,000)

Net increase (decrease)	600,000	200,000

(1) Including undistributed (distribution in excess of) net investment income	$146,173	$55,745

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays 1-3 Month T-Bill ETF						SPDR Barclays TIPS ETF					SPDR Barclays 0-5 Year TIPS ETF			SPDR Barclays 1-10 Year TIPS ETF
													For the					For the
													Period					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	2/26/14*-		Year Ended	Year Ended		5/29/13*-
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11		6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14		6/30/15	6/30/14		6/30/13

Net asset value, beginning of period	$45.76	$45.80	$45.82	$45.85	$45.85		$57.38	$55.65	$59.59	$54.76	$52.74	$20.06	$20.00		$19.93	$19.39		$20.00

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.05)	(0.04)	(0.02)	(0.04)	0.00	(2)	(0.07)	1.00	0.60	1.53	2.21	(0.34)	0.22		(0.06)	0.21		(0.03)
Net realized and unrealized gain (loss) (3)	0.04	(0.04)	0.01	0.01	0.00	(2)	(0.94)	1.51	(3.72)	4.93	1.70	(0.25)	0.02		(0.11)	0.45		(0.58)

Total from investment operations	(0.01)	(0.08)	(0.01)	(0.03)	0.00	(2)	(1.01)	2.51	(3.12)	6.46	3.91	(0.59)	0.24		(0.17)	0.66		(0.61)

Net equalization credits and charges (1)	(0.04)	0.04	(0.01)	0.00 (2)	0.00	(2)	(0.04)	(0.01)	0.01	0.05	0.01	0.18	—		(0.25)	(0.00	)(2)	(0.00	)(2)

Other capital (1)	—	—	—	—	—		—	—	—	0.00 (2)	—	—	—		—	—		—

Distributions to shareholders from:
Net investment income	—	—	—	0.00 (2)	—		(0.46)	(0.77)	(0.83)	(1.68)	(1.90)	(0.13)	(0.18)		(0.22)	(0.12)		—

Total distributions	—	—	—	—	—		(0.46)	(0.77)	(0.83)	(1.68)	(1.90)	(0.13)	(0.18)		(0.22)	(0.12)		—

Net asset value, end of period	$45.71	$45.76	$45.80	$45.82	$45.85		$55.87	$57.38	$55.65	$59.59	$54.76	$19.52	$20.06		$19.29	$19.93		$19.39

Total return (4)	(0.11)%	(0.09)%	(0.04)%	(0.08)%	0.01%		(1.84)%	4.52%	(5.32)%	12.03%	7.55%	(2.01)%	1.18%		(2.10)%	3.42%		(3.07)%
Net assets, end of period (in 000’s)	$1,403,188	$979,258	$1,580,101	$1,539,512	$1,008,816		$653,662	$596,730	$651,133	$732,984	$438,091	$3,904	$6,017		$19,293	$9,963		$11,632
Ratio of expenses to average net assets	0.14%	0.14%	0.14%	0.14%	0.15%		0.17%	0.19%	0.19%	0.19%	0.20%	0.15%	0.15	%(5)	0.15%	0.15%		0.15	%(5)
Ratio of net investment income (loss) to average net assets	(0.12)%	(0.09)%	(0.05)%	(0.09)%	0.00	%(6)	(0.12)%	1.79%	1.00%	2.62%	4.12%	(1.76)%	3.21	%(5)	(0.32)%	1.06%		(1.85	)%(5)
Portfolio turnover rate (7)	620%	577%	584%	619%	628%		18%	20%	20%	23%	21%	26%	10%		28%	24%		1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Amount is less than 0.005% per share.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term Treasury ETF							SPDR Barclays Intermediate Term Treasury ETF					SPDR Barclays Long Term Treasury ETF
						For the
						Period
	Year Ended		Year Ended		Year Ended	11/30/11*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15		6/30/14		6/30/13	6/30/12		6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$30.08		$29.95		$30.10	$30.00		$59.72	$59.66	$61.31	$59.42	$59.19	$66.31	$64.34	$72.05	$56.22	$59.15

Income (loss) from investment operations:
Net investment income (loss) (1)	0.23		0.17		0.12	0.06		0.68	0.69	0.90	1.07	1.17	1.87	1.86	1.75	1.92	2.17
Net realized and unrealized gain (loss) (2)	0.12		0.13		(0.15)	0.09		0.31	0.14	(1.34)	2.07	0.37	2.23	1.91	(7.70)	15.76	(2.94)

Total from investment operations	0.35		0.30		(0.03)	0.15		0.99	0.83	(0.44)	3.14	1.54	4.10	3.77	(5.95)	17.68	(0.77)

Net equalization credits and charges (1)	0.02		0.00	(3)	0.00 (3)	—		0.02	(0.01)	(0.01)	(0.01)	(0.01)	0.04	0.04	(0.01)	0.14	0.01

Other capital (1)	0.00	(3)	—		—	—		0.00 (3)	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.22)		(0.17)		(0.12)	(0.05)		(0.67)	(0.71)	(0.91)	(1.08)	(1.18)	(1.90)	(1.84)	(1.75)	(1.99)	(2.17)
Net realized gains	(0.00	)(3)	(0.00	)(3)	—	—		—	(0.05)	(0.29)	(0.16)	(0.12)	—	—	—	—	—

Total distributions	(0.22)		(0.17)		(0.12)	(0.05)		(0.67)	(0.76)	(1.20)	(1.24)	(1.30)	(1.90)	(1.84)	(1.75)	(1.99)	(2.17)

Net asset value, end of period	$30.23		$30.08		$29.95	$30.10		$60.06	$59.72	$59.66	$61.31	$59.42	$68.55	$66.31	$64.34	$72.05	$56.22

Total return (4)	1.23%		1.00%		(0.10)%	0.49%		1.69%	1.39%	(0.77)%	5.30%	2.62%	6.21%	6.16%	(8.44)%	32.03%	(1.24)%
Net assets, end of period (in 000’s)	$54,413		$12,033		$5,990	$6,019		$294,311	$167,232	$173,012	$196,216	$213,929	$164,531	$86,209	$57,908	$64,844	$22,488
Ratio of expenses to average net assets	0.11%		0.12%		0.12%	0.12	%(5)	0.12%	0.14%	0.14%	0.14%	0.16%	0.11%	0.14%	0.14%	0.14%	0.15%
Ratio of net investment income (loss) to average net assets	0.76%		0.57%		0.39%	0.34	%(5)	1.13%	1.16%	1.48%	1.75%	1.98%	2.60%	2.95%	2.49%	2.85%	3.79%
Portfolio turnover rate (6)	35%		40%		38%	24%		27%	32%	32%	35%	33%	18%	24%	20%	22%	26%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Short Term Corporate Bond ETF					SPDR Barclays Intermediate Term Corporate Bond ETF					SPDR Barclays Long Term Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$30.76	$30.53	$30.37	$30.44	$29.98	$34.34	$33.53	$33.89	$33.03	$32.50	$40.46	$37.41	$39.92	$35.55	$36.57

Income (loss) from investment operations:
Net investment income (loss) (1)	0.39	0.36	0.40	0.49	0.56	0.89	0.92	1.00	1.12	1.14	1.75	1.79	1.81	1.92	2.00
Net realized and unrealized gain (loss) (2)	(0.16)	0.29	0.17	(0.06)	0.48	(0.45)	0.89	(0.31)	0.92	0.66	(2.21)	2.96	(2.60)	4.10	(0.22)

Total from investment operations	0.23	0.65	0.57	0.43	1.04	0.44	1.81	0.69	2.04	1.80	(0.46)	4.75	(0.79)	6.02	1.78

Net equalization credits and charges (1)	0.00 (3)	0.00 (3)	0.02	0.02	0.01	0.02	0.00 (3)	0.02	0.02	0.03	0.05	0.04	0.01	0.07	0.02

Other capital (1)	0.00 (3)	0.00 (3)	0.01	0.04	0.00 (3)	0.00 (3)	0.00 (3)	0.02	0.02	0.00 (3)	0.08	0.06	0.22	0.20	0.02

Distributions to shareholders from:
Net investment income	(0.38)	(0.36)	(0.41)	(0.50)	(0.56)	(0.90)	(0.92)	(1.02)	(1.12)	(1.15)	(1.75)	(1.80)	(1.82)	(1.92)	(2.01)
Net realized gains	(0.03)	(0.06)	(0.03)	(0.06)	(0.03)	—	(0.08)	(0.07)	(0.10)	(0.15)	—	—	(0.13)	—	(0.83)

Total distributions	(0.41)	(0.42)	(0.44)	(0.56)	(0.59)	(0.90)	(1.00)	(1.09)	(1.22)	(1.30)	(1.75)	(1.80)	(1.95)	(1.92)	(2.84)

Net asset value, end of period	$30.58	$30.76	$30.53	$30.37	$30.44	$33.90	$34.34	$33.53	$33.89	$33.03	$38.38	$40.46	$37.41	$39.92	$35.55

Total return (4)	0.74%	2.14%	1.99%	1.63%	3.60%	1.34%	5.47%	2.10%	6.41%	5.72%	(0.96)%	13.44%	(1.74)%	18.04%	5.20%
Net assets, end of period (in 000’s)	$3,962,876	$3,448,186	$2,940,064	$1,105,432	$337,925	$752,581	$456,714	$399,041	$281,288	$191,565	$337,777	$161,829	$97,258	$87,834	$35,553
Ratio of expenses to average net assets	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.15%	0.15%	0.15%	0.16%	0.14%	0.15%	0.15%	0.15%	0.17%
Ratio of net investment income (loss) to average net assets	1.27%	1.18%	1.30%	1.61%	1.83%	2.61%	2.72%	2.89%	3.34%	3.45%	4.29%	4.69%	4.42%	4.97%	5.49%
Portfolio turnover rate (5)	46%	43%	46%	50%	46%	13%	13%	16%	15%	37%	10%	8%	24%	21%	58%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Issuer Scored Corporate Bond ETF							SPDR Barclays Convertible Securities ETF						SPDR Barclays Mortgage Backed Bond ETF
						For the
						Period
	Year Ended	Year Ended		Year Ended	Year Ended	4/6/11*-		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	6/30/15	6/30/14		6/30/13	6/30/12	6/30/11		6/30/15	6/30/14	6/30/13	6/30/12		6/30/11	6/30/15		6/30/14	6/30/13		6/30/12	6/30/11

Net asset value, beginning of period	$32.28	$31.22		$32.02	$30.52	$30.00		$50.30	$42.54	$37.67	$41.55		$36.06	$27.41		$26.61	$27.68		$27.35	$27.36

Income (loss) from investment operations:
Net investment income (loss) (1)	0.96	1.08		1.08	1.11	0.24		0.37	(0.00)	(0.19)	0.37		0.68	0.79		0.53	0.11		0.41	0.48
Net realized and unrealized gain (loss) (2)	(0.88)	1.11		(0.81)	1.40	0.32		0.22	9.20	6.39	(2.45)		6.52	(0.22)		0.69	(0.62)		0.85	0.50

Total from investment operations	0.08	2.19		0.27	2.51	0.56		0.59	9.20	6.20	(2.08)		7.20	0.57		1.22	(0.51)		1.26	0.98

Net equalization credits and charges (1)	0.01	(0.00	)(3)	0.03	0.01	—		(0.05)	0.14	0.31	(0.00	)(3)	0.04	(0.01)		0.01	(0.00	)(3)	0.00 (3)	0.02

Other capital (1)	0.14	0.03		0.08	0.09	0.11		0.01	0.01	0.00 (3)	0.01		0.00 (3)	(0.00	)(3)	0.02	0.02		0.02	0.06

Distributions to shareholders from:
Net investment income	(0.98)	(1.08)		(1.08)	(1.11)	(0.15)		(2.12)	(1.59)	(1.64)	(1.29)		(1.63)	(0.77)		(0.44)	(0.13)		(0.43)	(0.51)
Net realized gains	—	(0.08)		(0.10)	—	—		(1.29)	—	—	(0.52)		(0.12)	(0.27)		(0.01)	(0.45)		(0.52)	(0.56)

Total distributions	(0.98)	(1.16)		(1.18)	(1.11)	(0.15)		(3.41)	(1.59)	(1.64)	(1.81)		(1.75)	(1.04)		(0.45)	(0.58)		(0.95)	(1.07)

Net asset value, end of period	$31.53	$32.28		$31.22	$32.02	$30.52		$47.44	$50.30	$42.54	$37.67		$41.55	$26.93		$27.41	$26.61		$27.68	$27.35

Total return (4)	0.67%	7.28%		1.11%	8.72%	2.23%		1.27%	22.35%	17.57%	(4.89)%		20.38%	2.03%		4.75%	(1.80)%		4.82%	3.88%
Net assets, end of period (in 000’s)	$25,220	$32,285		$34,340	$22,417	$12,208		$3,045,439	$2,862,353	$1,225,259	$783,580		$926,572	$150,787		$126,085	$23,951		$38,746	$35,556
Ratio of expenses to average net assets	0.16%	0.16%		0.16%	0.16%	0.16	%(5)	0.40%	0.40%	0.40%	0.40%		0.41%	0.20%		0.20%	0.20%		0.20%	0.21%
Ratio of net investment income (loss) to average net assets	2.98%	3.42%		3.34%	3.53%	3.42	%(5)	0.75%	0.00%	(0.47)%	0.98%		1.68%	2.88%		1.96%	0.40%		1.47%	1.77%
Portfolio turnover rate (6)	8%	22%		11%	17%	6%		38%	40%	34%	17%		33%	221%		379%	544%		1,489%	1,107%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Aggregate Bond ETF					SPDR Nuveen Barclays Municipal Bond ETF						SPDR Nuveen Barclays California Municipal Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14		6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$57.90	$56.76	$58.57	$56.40	$56.67	$23.72	$23.02		$24.16	$22.75	$22.94	$23.47	$22.94	$24.34	$22.19	$22.53

Income (loss) from investment operations:
Net investment income (loss) (1)	1.44	1.34	0.97	1.26	1.55	0.57	0.59		0.65	0.74	0.79	0.58	0.60	0.70	0.87	0.87
Net realized and unrealized gain (loss) (2)	(0.45)	1.08	(1.52)	2.68	0.58	0.03	0.84		(0.87)	1.48	(0.05)	0.17	1.15	(0.87)	2.16	(0.19)

Total from investment operations	0.99	2.42	(0.55)	3.94	2.13	0.60	1.43		(0.22)	2.22	0.74	0.75	1.75	(0.17)	3.03	0.68

Net equalization credits and charges (1)	0.02	0.01	0.00 (3)	0.04	0.01	0.01	(0.00	)(3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	(0.01)	0.01	0.00 (3)	0.01

Other capital (1)	0.01	0.02	0.01	0.05	0.00 (3)	0.00 (3)	0.00	(3)	0.01	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(1.43)	(1.31)	(0.96)	(1.35)	(1.59)	(0.57)	(0.59)		(0.65)	(0.75)	(0.79)	(0.57)	(0.61)	(0.70)	(0.86)	(0.86)
Net realized gains	—	—	(0.31)	(0.51)	(0.82)	—	(0.14)		(0.28)	(0.07)	(0.14)	—	(0.60)	(0.54)	(0.02)	(0.17)

Total distributions	(1.43)	(1.31)	(1.27)	(1.86)	(2.41)	(0.57)	(0.73)		(0.93)	(0.82)	(0.93)	(0.57)	(1.21)	(1.24)	(0.88)	(1.03)

Net asset value, end of period	$57.49	$57.90	$56.76	$58.57	$56.40	$23.76	$23.72		$23.02	$24.16	$22.75	$23.65	$23.47	$22.94	$24.34	$22.19

Total return (4)	1.77%	4.38%	(0.95)%	7.29%	3.83%	2.56%	6.41%		(1.01)%	9.95%	3.33%	3.22%	7.92%	(0.85)%	13.91%	3.23%
Net assets, end of period (in 000’s)	$988,792	$735,309	$669,829	$597,435	$259,438	$1,304,277	$1,034,219		$1,084,129	$1,135,596	$873,455	$85,144	$75,111	$100,938	$85,193	$73,226
Ratio of expenses to average net assets	0.11%	0.13%	0.13%	0.13%	0.15%	0.23%	0.23%		0.23%	0.23%	0.22%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets before waivers	0.14%	0.19%	0.19%	0.19%	0.20%	0.30%	0.30%		0.30%	0.30%	0.30%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.48%	2.35%	1.65%	2.17%	2.74%	2.37%	2.58%		2.69%	3.14%	3.46%	2.43%	2.63%	2.88%	3.68%	3.92%
Portfolio turnover rate (5)	69%	91%	165%	428%	310%	20%	28%		18%	17%	16%	13%	21%	40%	14%	29%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays New York Municipal Bond ETF					SPDR Nuveen Barclays Short Term Municipal Bond ETF						SPDR Nuveen S&P High Yield Municipal Bond ETF
																For the
																Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	4/13/11*-
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15		6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$23.00	$22.75	$23.80	$22.34	$22.66	$24.36		$24.03	$24.39	$24.20	$24.08	$56.28	$54.67	$56.05	$52.25	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.57	0.61	0.67	0.77	0.76	0.22		0.23	0.26	0.33	0.36	2.62	2.72	2.81	3.12	0.64
Net realized and unrealized gain (loss) (2)	0.13	0.86	(0.87)	1.46	(0.20)	(0.11)		0.33	(0.30)	0.23	0.19	(0.17)	1.47	(1.49)	3.70	1.96

Total from investment operations	0.70	1.47	(0.20)	2.23	0.56	0.11		0.56	(0.04)	0.56	0.55	2.45	4.19	1.32	6.82	2.60

Net equalization credits and charges (1)	0.00 (3)	(0.01)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.03	0.05	0.07	0.10	—

Other capital (1)	0.00 (3)	—	0.00 (3)	—	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.01	0.01	0.01	—

Distributions to shareholders from:
Net investment income	(0.57)	(0.61)	(0.68)	(0.77)	(0.76)	(0.22)		(0.23)	(0.27)	(0.33)	(0.36)	(2.56)	(2.64)	(2.70)	(3.01)	(0.35)
Net realized gains	(0.04)	(0.60)	(0.17)	—	(0.12)	(0.00	)(3)	—	(0.05)	(0.04)	(0.07)	—	—	(0.08)	(0.12)	—

Total distributions	(0.61)	(1.21)	(0.85)	(0.77)	(0.88)	(0.22)		(0.23)	(0.32)	(0.37)	(0.43)	(2.56)	(2.64)	(2.78)	(3.13)	(0.35)

Net asset value, end of period	$23.09	$23.00	$22.75	$23.80	$22.34	$24.25		$24.36	$24.03	$24.39	$24.20	$56.21	$56.28	$54.67	$56.05	$52.25

Total return (4)	3.05%	6.72%	(1.01)%	10.10%	2.55%	0.46%		2.31%	(0.20)%	2.36%	2.33%	4.47%	8.16%	2.33%	13.71%	5.21%
Net assets, end of period (in 000’s)	$30,016	$25,303	$31,849	$28,557	$24,575	$2,609,387		$2,219,335	$1,927,465	$1,539,304	$1,299,603	$382,259	$275,752	$218,686	$95,283	$47,025
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%		0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45	%(5)
Ratio of expenses to average net assets before waivers	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%		0.20%	0.20%	0.20%	0.20%	0.50%	0.50%	0.50%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	2.45%	2.69%	2.77%	3.30%	3.40%	0.91%		0.93%	1.07%	1.34%	1.49%	4.58%	5.08%	4.84%	5.78%	5.86	%(5)
Portfolio turnover rate (6)	23%	32%	36%	24%	37%	23%		17%	20%	23%	25%	38%	21%	7%	24%	33%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Build America Bond ETF					SPDR DB International Government Inflation-Protected Bond ETF					SPDR Barclays Short Term International Treasury Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14		6/30/13		6/30/12	6/30/11

Net asset value, beginning of period	$60.85	$56.07	$60.05	$50.97	$50.73	$62.28	$57.56	$59.24	$61.86	$52.18	$36.48	$34.67		$35.80		$39.24	$33.73

Income (loss) from investment operations:
Net investment income (loss) (1)	2.41	2.56	2.60	2.65	2.74	1.36	1.99	1.86	2.56	3.19	0.19	0.30		0.40		0.54	0.51
Net realized and unrealized gain (loss) (2)	(0.88)	4.90	(4.07)	8.92	0.16	(8.43)	4.20	(1.44)	(3.10)	7.90	(5.91)	1.53		(1.53)		(2.73)	4.97

Total from investment operations	1.53	7.46	(1.47)	11.57	2.90	(7.07)	6.19	0.42	(0.54)	11.09	(5.72)	1.83		(1.13)		(2.19)	5.48

Net equalization credits and charges (1)	0.04	(0.12)	(0.03)	0.18	0.06	—	—	—	—	—	(0.01)	—		—		—	—

Other capital (1)	0.03	0.01	0.11	0.04	0.02	0.10	0.05	0.10	0.05	0.09	0.02	0.01		0.00	(3)	0.01	0.03

Distributions to shareholders from:
Net investment income	(2.42)	(2.57)	(2.59)	(2.71)	(2.73)	(0.43)	(1.49)	(1.62)	(2.13)	(1.50)	(0.01)	(0.00	)(3)	(0.00	)(3)	(1.26)	—
Net realized gains	—	—	—	—	(0.01)	(0.27)	(0.03)	—	—	—	(0.05)	(0.03)		—		—	—
Return of capital	—	—	—	—	—	—	—	(0.58)	—	—	—	—		—		—	—

Total distributions	(2.42)	(2.57)	(2.59)	(2.71)	(2.74)	(0.70)	(1.52)	(2.20)	(2.13)	(1.50)	(0.06)	(0.03)		—		(1.26)	—

Net asset value, end of period	$60.03	$60.85	$56.07	$60.05	$50.97	$54.61	$62.28	$57.56	$59.24	$61.86	$30.71	$36.48		$34.67		$35.80	$39.24

Total return (4)	2.57%	13.60%	(2.60)%	23.52%	6.22%	(11.25)%	10.97%	0.67%	(0.69)%	21.61%	(15.67)%	5.32%		(3.14)%		(5.59)%	16.34%
Net assets, end of period (in 000’s)	$72,034	$42,596	$78,493	$102,078	$30,583	$769,996	$959,208	$1,162,731	$1,273,764	$1,360,851	$199,591	$273,606		$211,479		$225,523	$251,107
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%	0.50%	0.50%	0.50%	0.50%	0.52%	0.35%	0.35%		0.35%		0.35%	0.36%
Ratio of net investment income (loss) to average net assets	3.85%	4.54%	4.24%	4.57%	5.54%	2.35%	3.35%	3.00%	4.32%	5.43%	0.59%	0.84%		1.11%		1.47%	1.37%
Portfolio turnover rate (5)	59%	9%	46%	112%	58%	36%	19%	43%	40%	23%	83%	83%		71%		116%	85%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays International Treasury Bond ETF					SPDR Barclays International Corporate Bond ETF						SPDR Barclays Emerging Markets Local Bond ETF
																For the
																Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	2/23/11*-
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13		6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$60.67	$56.29	$59.14	$61.84	$53.78	$37.68	$34.17	$32.34		$34.81	$29.97	$31.25	$29.74	$30.79	$31.74	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.91	1.20	1.29	1.39	1.42	0.49	0.64	0.77		0.97	0.93	1.43	1.51	1.57	1.57	0.55
Net realized and unrealized gain (loss) (2)	(8.73)	4.09	(2.93)	(1.79)	7.09	(6.50)	3.44	1.43		(2.85)	4.44	(5.64)	0.47	(1.13)	(2.55)	1.06

Total from investment operations	(7.82)	5.29	(1.64)	(0.40)	8.51	(6.01)	4.08	2.20		(1.88)	5.37	(4.21)	1.98	0.44	(0.98)	1.61

Net equalization credits and charges (1)	(0.03)	—	—	—	—	—	—	—		—	—	—	—	—	—	—

Other capital (1)	0.01	0.01	0.01	0.03	0.04	0.01	0.05	0.09		0.08	0.26	0.04	0.09	0.14	0.57	0.41

Distributions to shareholders from:
Net investment income	(0.35)	(0.91)	(1.22)	(2.33)	(0.49)	(0.33)	(0.60)	(0.46)		(0.67)	(0.78)	—	(0.56)	(1.54)	(0.54)	(0.28)
Net realized gains	(0.33)	(0.01)	—	—	—	(0.01)	(0.02)	(0.02)		—	(0.01)	—	—	(0.01)	—	—
Return of capital	—	—	—	—	—	—	—	—		—	—	—	—	(0.08)	—	—

Total distributions	(0.68)	(0.92)	(1.22)	(2.33)	(0.49)	(0.34)	(0.62)	(0.48)		(0.67)	(0.79)	—	(0.56)	(1.63)	(0.54)	(0.28)

Contribution from Custodian	—	—	—	—	—	—	—	0.02		—	—	—	—	—	—	—

Net asset value, end of period	$52.15	$60.67	$56.29	$59.14	$61.84	$31.34	$37.68	$34.17		$32.34	$34.81	$27.08	$31.25	$29.74	$30.79	$31.74

Total return (3)	(13.01)%	9.52%	(2.86)%	(0.58)%	15.95%	(16.02)%	12.32%	7.18	%(4)	(5.17)%	19.01%	(13.35)%	6.77%	1.97%	(1.30)%	6.70%
Net assets, end of period (in 000’s)	$1,449,792	$2,426,951	$1,891,366	$1,862,925	$1,583,074	$191,155	$316,502	$184,513		$71,144	$52,208	$97,487	$100,014	$107,055	$197,030	$28,564
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.52%	0.54%	0.55%	0.55%		0.55%	0.55%	0.50%	0.50%	0.50%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	1.62%	2.05%	2.16%	2.32%	2.41%	1.43%	1.77%	2.24%		2.95%	2.77%	4.94%	5.06%	4.93%	5.13%	5.01	%(5)
Portfolio turnover rate (6)	19%	40%	31%	38%	63%	28%	23%	37%		42%	21%	35%	69%	75%	18%	5%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays International High Yield Bond ETF			SPDR Barclays High Yield Bond ETF					SPDR Barclays Short Term High Yield Bond ETF
		For the										For the
		Period										Period
	Year Ended	3/12/14*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/14/12*-
	6/30/15	6/30/14		6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12

Net asset value, beginning of period	$25.53	$25.00		$41.63	$39.53	$39.16	$39.88	$37.99	$30.86	$30.05	$29.77	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.11	0.36		2.26	2.38	2.59	2.85	3.25	1.51	1.59	1.75	0.56
Net realized and unrealized gain (loss) (2)	(3.30)	0.30		(3.31)	2.11	0.38	(0.53)	2.53	(2.04)	0.75	0.23	(0.60)

Total from investment operations	(2.19)	0.66		(1.05)	4.49	2.97	2.32	5.78	(0.53)	2.34	1.98	(0.04)

Net equalization credits and charges (1)	(0.06)	—		0.01	0.00 (3)	(0.01)	0.06	0.05	0.00 (3)	0.07	0.14	0.09

Other capital (1)	0.01	0.10		0.01	0.00 (3)	0.03	0.03	0.01	0.00 (3)	0.00 (3)	0.04	0.08

Distributions to shareholders from:
Net investment income	(0.50)	(0.23)		(2.26)	(2.39)	(2.62)	(2.87)	(3.34)	(1.51)	(1.58)	(1.88)	(0.36)
Net realized gains	(0.06)	—		—	0.00 (3)	—	(0.26)	(0.61)	—	(0.02)	—	—

Total distributions	(0.56)	(0.23)		(2.26)	(2.39)	(2.62)	(3.13)	(3.95)	(1.51)	(1.60)	(1.88)	(0.36)

Net asset value, end of period	$22.73	$25.53		$38.34	$41.63	$39.53	$39.16	$39.88	$28.82	$30.86	$30.05	$29.77

Total return (4)	(8.86)%	3.07%		(2.50)%	11.72%	7.70%	6.50%	15.87%	(1.72)%	8.21%	7.40%	0.44%
Net assets, end of period (in 000’s)	$25,005	$43,406		$9,797,126	$9,762,390	$9,300,031	$10,780,535	$6,915,538	$4,237,219	$4,341,352	$1,349,305	$133,966
Ratio of expenses to average net assets	0.40%	0.40	%(5)	0.40%	0.40%	0.40%	0.40%	0.41%	0.40%	0.40%	0.40%	0.40	%(5)
Ratio of net investment income (loss) to average net assets	4.69%	4.76	%(5)	5.71%	5.86%	6.41%	7.38%	8.13%	5.13%	5.17%	5.75%	6.40	%(5)
Portfolio turnover rate (6)	50%	26%		34%	30%	49%	38%	40%	39%	44%	54%	16%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Investment Grade Floating Rate ETF								SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF					SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
							For the					For the					For the
							Period					Period					Period
	Year Ended		Year Ended		Year Ended		11/30/11*-		Year Ended	Year Ended	Year Ended	6/18/12*-		Year Ended	Year Ended	Year Ended	6/18/12*-
	6/30/15		6/30/14		6/30/13		6/30/12		6/30/15	6/30/14	6/30/13	6/30/12		6/30/15	6/30/14	6/30/13	6/30/12

Net asset value, beginning of period	$30.63		$30.47		$30.33		$30.00		$30.54	$29.41	$30.08	$30.00		$26.58	$25.30	$25.24	$25.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.17		0.16		0.33		0.30		1.30	1.32	1.30	0.06		1.02	1.03	1.05	0.05
Net realized and unrealized gain (loss) (2)	(0.08)		0.14		0.13		0.28		(1.44)	1.39	(0.75)	(0.20)		(0.97)	1.35	(0.16)	0.19

Total from investment operations	0.09		0.30		0.46		0.58		(0.14)	2.71	0.55	(0.14)		0.05	2.38	0.89	0.24

Net equalization credits and charges (1)	0.00	(3)	0.01		0.02		0.01		0.00 (3)	0.01	—	—		(0.02)	—	0.06	—

Other capital (1)	0.00	(3)	0.01		0.05		—		0.02	0.06	—	0.22		0.07	0.02	0.11	—

Distributions to shareholders from:
Net investment income	(0.17)		(0.16)		(0.39)		(0.26)		(1.27)	(1.33)	(1.22)	—		(0.98)	(1.03)	(1.00)	—
Net realized gains	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	—		—	(0.32)	—	—		(0.02)	(0.09)	—	—

Total distributions	(0.17)		(0.16)		(0.39)		(0.26)		(1.27)	(1.65)	(1.22)	—		(1.00)	(1.12)	(1.00)	—

Net asset value, end of period	$30.55		$30.63		$30.47		$30.33		$29.15	$30.54	$29.41	$30.08		$25.68	$26.58	$25.30	$25.24

Total return (4)	0.29%		1.06%		1.77%		1.95%		(0.35)%	9.81%	1.63%	0.27%		0.42%	9.76%	4.11%	0.95%
Net assets, end of period (in 000’s)	$387,936		$385,915		$42,655		$9,098		$20,405	$21,377	$14,703	$15,041		$43,664	$29,235	$22,770	$10,095
Ratio of expenses to average net assets	0.15%		0.15%		0.15%		0.15	%(5)	0.50%	0.50%	0.50%	0.50	%(5)	0.30%	0.30%	0.30%	0.30	%(5)
Ratio of expenses to average net assets before waivers	0.15%		0.15%		0.15%		0.15	%(5)	0.50%	0.50%	0.50%	0.50	%(5)	0.40%	0.40%	0.40%	0.40	%(5)
Ratio of net investment income (loss) to average net assets	0.56%		0.51%		1.08%		1.68	%(5)	4.39%	4.45%	4.15%	3.38	%(5)	3.88%	4.00%	4.01%	3.64	%(5)
Portfolio turnover rate (6)	21%		12%		11%		5%		11%	18%	30%	6%		16%	18%	20%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2015

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on June 12, 1998.

As of June 30, 2015, the Trust offered seventy-one (71) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following thirty-one (31) Funds:

SPDR Barclays 1-3 Month T-Bill ETF
SPDR Barclays TIPS ETF
SPDR Barclays 0-5 Year TIPS ETF
SPDR Barclays 1-10 Year TIPS ETF
SPDR Barclays Short Term Treasury ETF
SPDR Barclays Intermediate Term Treasury ETF
SPDR Barclays Long Term Treasury ETF
SPDR Barclays Short Term Corporate Bond ETF
SPDR Barclays Intermediate Term Corporate Bond ETF
SPDR Barclays Long Term Corporate Bond ETF
SPDR Barclays Issuer Scored Corporate Bond ETF
SPDR Barclays Convertible Securities ETF
SPDR Barclays Mortgage Backed Bond ETF
SPDR Barclays Aggregate Bond ETF
SPDR Nuveen Barclays Municipal Bond ETF
SPDR Nuveen Barclays California Municipal Bond ETF
SPDR Nuveen Barclays New York Municipal Bond ETF
SPDR Nuveen Barclays Short Term Municipal Bond ETF
SPDR Nuveen S&P High Yield Municipal Bond ETF
SPDR Nuveen Barclays Build America Bond ETF
SPDR DB International Government Inflation-Protected Bond ETF
SPDR Barclays Short Term International Treasury Bond ETF
SPDR Barclays International Treasury Bond ETF
SPDR Barclays International Corporate Bond ETF
SPDR Barclays Emerging Markets Local Bond ETF
SPDR Barclays International High Yield Bond ETF
SPDR Barclays High Yield Bond ETF
SPDR Barclays Short Term High Yield Bond ETF
SPDR Barclays Investment Grade Floating Rate ETF
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

Each Fund operates as a non-diversified investment company. The other forty (40) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value instruments. The members of the Committee are approved by the Board. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”) and in accordance with Fund procedures to stabilize net asset value.

•	Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

•	Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•	Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Funds’ net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the year ended June 30, 2015.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of June 30, 2015.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs		Total

SPDR Barclays 1-3 Month T-Bill ETF	$20,263,103	$1,402,349,628	$—		$1,422,612,731
SPDR Barclays TIPS ETF	110,967	650,781,459	—		650,892,426
SPDR Barclays 0-5 Year TIPS ETF	8,583	3,882,957	—		3,891,540
SPDR Barclays 1-10 Year TIPS ETF	10,337	19,219,042	—		19,229,379
SPDR Barclays Short Term Treasury ETF	3,176,292	54,100,675	—		57,276,967
SPDR Barclays Intermediate Term Treasury ETF	14,067,030	292,472,150	—		306,539,180
SPDR Barclays Long Term Treasury ETF	12,600,261	163,070,784	—		175,671,045
SPDR Barclays Short Term Corporate Bond ETF	68,021,311	3,920,161,233	—		3,988,182,544
SPDR Barclays Intermediate Term Corporate Bond ETF	13,698,650	745,322,601	—		759,021,251
SPDR Barclays Long Term Corporate Bond ETF	2,087,953	333,408,268	—		335,496,221
SPDR Barclays Issuer Scored Corporate Bond ETF	2,191,891	24,272,384	—		26,464,275
SPDR Barclays Convertible Securities ETF	1,269,167,428	2,008,002,671	—		3,277,170,099
SPDR Barclays Mortgage Backed Bond ETF	37,007,094	148,022,413	—		185,029,507
SPDR Barclays Aggregate Bond ETF	91,018,003	976,913,689	—		1,067,931,692
SPDR Nuveen Barclays Municipal Bond ETF	18,818,234	1,284,040,223	—		1,302,858,457
SPDR Nuveen Barclays California Municipal Bond ETF	820,391	84,530,932	—		85,351,323
SPDR Nuveen Barclays New York Municipal Bond ETF	12,092	29,728,547	—		29,740,639
SPDR Nuveen Barclays Short Term Municipal Bond ETF	943,811	2,578,314,744	—		2,579,258,555
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,248,760	376,979,809	—	*	378,228,569

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Nuveen Barclays Build America Bond ETF	$856,973	$70,247,605	$—	$71,104,578
SPDR DB International Government Inflation-Protected Bond ETF	805,356	763,363,979	—	764,169,335
SPDR Barclays Short Term International Treasury Bond ETF	2,234,629	193,727,834	—	195,962,463
SPDR Barclays International Treasury Bond ETF	10,019,343	1,421,354,700	—	1,431,374,043
SPDR Barclays International Corporate Bond ETF	93,042	187,665,393	—	187,758,435
SPDR Barclays Emerging Markets Local Bond ETF	214,181	94,888,282	—	95,102,463
SPDR Barclays International High Yield Bond ETF	36,372	24,572,593	—	24,608,965
SPDR Barclays High Yield Bond ETF	557,342,804	9,567,578,722	—	10,124,921,526
SPDR Barclays Short Term High Yield Bond ETF	307,383,070	4,101,801,690	—	4,409,184,760
SPDR Barclays Investment Grade Floating Rate ETF	4,375,068	387,312,307	—	391,687,375
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,543,706	20,097,026	—	21,640,732
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	3,054,844	42,827,572	—	45,882,416

*	Fund held Level 2 securities that were valued at $0 at June 30, 2015.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Short Term International Treasury Bond ETF	$—	$(35,254)	$—	$(35,254)
SPDR Barclays International Treasury Bond ETF	—	(120,912)	—	(120,912)
SPDR Barclays International Corporate Bond ETF	—	(10,490)	—	(10,490)
SPDR Barclays Emerging Markets Local Bond ETF	—	(3,270)	—	(3,270)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are recorded at fair value.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. Certain Funds such as SPDR Barclays TIPS ETF, SPDR Barclays 0-5 Year TIPS ETF and SPDR Barclays 1-10 Year TIPS ETF may invest exclusively in inflation indexed instruments. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source. Non-cash dividends received in the form of stock, if any, are received as dividend income at fair value. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays International Corporate Bond ETF and SPDR Barclays Emerging Markets Local Bond ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign currency. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policies and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Funds do not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Forward Foreign Currency Contracts

The following Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuations: SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF and the SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2015 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$8,566	$—	$—	$—	$—	$8,566
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	8,446	—	—	—	—	8,446

(a)	Unrealized appreciation on forward foreign currency contracts.

		Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	$—	$35,254	$—	$—	$—	$—	$35,254
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	—	120,912	—	—	—	—	120,912
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	19,056	—	—	—	—	19,056
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	11,716	—	—	—	—	11,716

(a)	Unrealized depreciation on forward foreign currency contracts.

		Net Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	$—	$(15)	$—	$—	$—	$—	$(15)
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	—	1,200	—	—	—	—	1,200
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	(65,777)	—	—	—	—	(65,777)
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	(37,771)	—	—	—	—	(37,771)

(a)	Net realized gain (loss) on forward foreign currency contracts.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

		Net Change In Unrealized Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF (a)	Forward Contract	$—	$(1,485)	$—	$—	$—	$—	$(1,485)
SPDR Barclays Short Term International Treasury Bond ETF (a)	Forward Contract	—	(8,113)	—	—	—	—	(8,113)
SPDR Barclays International Treasury Bond ETF (a)	Forward Contract	—	33,585	—	—	—	—	33,585
SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	—	(3,505)	—	—	—	—	(3,505)
SPDR Barclays Emerging Markets Local Bond ETF (a)	Forward Contract	—	(6,156)	—	—	—	—	(6,156)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

SPDR Barclays Short Term International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of
		Offset in	Assets presented	Net
	Gross Amounts	Statements of	in Statements of	Amount of
	of Recognized	Assets and	Assets and	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Liabilities

Bank of America, N.A.	$35,254	$—	$35,254	$35,254

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays International Treasury Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of
		Offset in	Assets presented	Net
	Gross Amounts	Statements of	in Statements of	Amount of
	of Recognized	Assets and	Assets and	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Liabilities

Bank of America, N.A.	$120,912	$—	$120,912	$120,912

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

SPDR Barclays International Corporate Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of
		Offset in	Assets presented	Net
	Gross Amounts	Statements of	in Statements of	Amount of
	of Recognized	Assets and	Assets and	Derivative
Counterparty	Assets	Liabilities	Liabilities	Assets

Barclays Bank PLC Wholesale	$4,203	$—	$4,203	$4,203
Citibank, N.A.	2	—	2	2
UBS AG London	4,361	—	4,361	4,361

	$8,566	$—	$8,566	$8,566

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays International Corporate Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of
		Offset in	Assets presented	Net
	Gross Amounts	Statements of	in Statements of	Amount of
	of Recognized	Assets and	Assets and	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Liabilities

Barclays Bank PLC Wholesale	$6,441	$—	$6,441	$6,441
Deutsche Bank AG	4,124	—	4,124	4,124
UBS AG London	8,491	—	8,491	8,491

	$19,056	$—	$19,056	$19,056

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR Barclays Emerging Markets Local Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Assets and Derivative Assets
		Gross Amounts	Net Amounts of
		Offset in	Assets presented	Net
	Gross Amounts	Statements of	in Statements of	Amount of
	of Recognized	Assets and	Assets and	Derivative
Counterparty	Assets	Liabilities	Liabilities	Assets

JPMorgan Chase Bank	$4,289	$—	$4,289	$4,289
UBS AG London	4,157	—	4,157	4,157

	$8,446	$—	$8,446	$8,446

(a)	The actual collateral received and/or pledged may be more than the amount shown.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

SPDR Barclays Emerging Markets Local Bond ETF — Foreign Currency Exchange Contracts
Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts	Net Amounts of
		Offset in	Assets presented	Net
	Gross Amounts	Statements of	in Statements of	Amount of
	of Recognized	Assets and	Assets and	Derivative
Counterparty	Liabilities	Liabilities	Liabilities	Liabilities

JPMorgan Chase Bank	$2,873	$—	$2,873	$2,873
UBS AG London	8,843	—	8,843	8,843

	$11,716	$—	$11,716	$11,716

(a)	The actual collateral received and/or pledged may be more than the amount shown.

Mortgage Dollar Rolls

The SPDR Barclays Aggregate Bond ETF and the SPDR Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before a Fund is able to repurchase them. There can be no assurance that a Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. A Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

Convertible Securities

SPDR Barclays Convertible Securities ETF will invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing,

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, net operating losses and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2015 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the year ended June 30, 2015, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays 1-3 Month T-Bill ETF	$(11,623)
SPDR Barclays TIPS ETF	2,576,353
SPDR Barclays 0-5 Year TIPS ETF	(5,088)
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	—
SPDR Barclays Intermediate Term Treasury ETF	687,022
SPDR Barclays Long Term Treasury ETF	(420,909)
SPDR Barclays Short Term Corporate Bond ETF	2,276,785
SPDR Barclays Intermediate Term Corporate Bond ETF	590,181
SPDR Barclays Long Term Corporate Bond ETF	(453,753)
SPDR Barclays Issuer Scored Corporate Bond ETF	411,961
SPDR Barclays Convertible Securities ETF	27,909,362
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	294,900
SPDR Nuveen Barclays Municipal Bond ETF	5,081,315
SPDR Nuveen Barclays California Municipal Bond ETF	674,386
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,156,869
SPDR Nuveen S&P High Yield Municipal Bond ETF	404,627
SPDR Nuveen Barclays Build America Bond ETF	347,301
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	(10,470,726)
SPDR Barclays International Treasury Bond ETF	(29,055,459)
SPDR Barclays International Corporate Bond ETF	(2,466,491)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays Emerging Markets Local Bond ETF	$(1,615,677)
SPDR Barclays International High Yield Bond ETF	(415,608)
SPDR Barclays High Yield Bond ETF	11,700,786
SPDR Barclays Short Term High Yield Bond ETF	(4,242,538)
SPDR Barclays Investment Grade Floating Rate ETF	58,241
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	118,870

At June 30, 2015, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

						Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays TIPS ETF	—	18,724	209,542	—	—	3,414,695	2,890,250
SPDR Barclays 0-5 Year TIPS ETF	—	—	—	—	—	15,218	13,852
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	—	—	61,703	20,247
SPDR Barclays Short Term Treasury ETF	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—	—	—	—	—	—
SPDR Barclays Long Term Treasury ETF	—	—	17,485	94,558	—	1,976,040	2,143,909
SPDR Barclays Short Term Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—	—	—	—	1,609,663	41,286
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—	—	—	192,763	—
SPDR Barclays Convertible Securities ETF	—	—	—	—	—	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Aggregate Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	—	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	—	—	—	3,296,869	915,594
SPDR Nuveen Barclays Build America Bond ETF	—	—	—	2,012	—	802,324	111,810
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	—	—	—	—
SPDR Barclays International Treasury Bond ETF	—	—	—	—	—	—	—
SPDR Barclays International Corporate Bond ETF	—	—	—	—	—	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	—	—	1,126,609	805,338
SPDR Barclays International High Yield Bond ETF	—	—	—	—	—	89,084	175,255
SPDR Barclays High Yield Bond ETF	—	—	—	—	—	43,491,664	85,515,476
SPDR Barclays Short Term High Yield Bond ETF	—	—	—	—	—	52,907,924	44,250,233

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

						Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR Barclays Investment Grade Floating Rate ETF	$—	$—	$—	$—	$—	$35,884	$11,393
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—	—	—	828	106,446
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	—	—	—	—

During the tax year ended June 30, 2015, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 0-5 Year TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	22,547	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—
SPDR Barclays Aggregate Bond ETF	794,117	—
SPDR Nuveen Barclays Municipal Bond ETF	5,278,253	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	50,893	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—
SPDR Barclays International High Yield Bond ETF	—	—
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	17,814	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays 1-3 Month T-Bill ETF	$—	$(826,754)
SPDR Barclays TIPS ETF	—	(1,144,059)
SPDR Barclays 0-5 Year TIPS ETF	—	(40,215)
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	(500)	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	(1,491,532)	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	(259,370)
SPDR Barclays Aggregate Bond ETF	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	(8,685)	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	(16,895)	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	(13,181,168)
SPDR Barclays Short Term International Treasury Bond ETF	—	(21,103,216)
SPDR Barclays International Treasury Bond ETF	—	(34,690,994)
SPDR Barclays International Corporate Bond ETF	—	(7,634,831)
SPDR Barclays Emerging Markets Local Bond ETF	—	—
SPDR Barclays International High Yield Bond ETF	—	(145,641)
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	(34,781)	—

For the year ended June 30, 2015, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended June 30, 2015 was as follows:

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—
SPDR Barclays TIPS ETF	4,896,344	—	—	—
SPDR Barclays 0-5 Year TIPS ETF	40,357	—	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays 1-10 Year TIPS ETF	$116,829	$—	$—	$—
SPDR Barclays Short Term Treasury ETF	180,583	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	2,150,647	—	—	—
SPDR Barclays Long Term Treasury ETF	5,065,321	—	—	—
SPDR Barclays Short Term Corporate Bond ETF	49,453,003	—	872,765	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,919,284	—	—	—
SPDR Barclays Long Term Corporate Bond ETF	12,946,125	—	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	703,805	—	—	—
SPDR Barclays Convertible Securities ETF	153,111,260	—	53,719,284	—
SPDR Barclays Mortgage Backed Bond ETF	4,966,897	—	184	—
SPDR Barclays Aggregate Bond ETF	19,942,178	—	599,666	—
SPDR Nuveen Barclays Municipal Bond ETF	6,970	27,361,609	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	510	1,931,445	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	676,921	45,560	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	185,847	21,877,707	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	69,731	16,328,300	—	—
SPDR Nuveen Barclays Build America Bond ETF	3,983,989	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	5,766,379	—	4,216,927	—
SPDR Barclays Short Term International Treasury Bond ETF	88,646	—	388,155	—
SPDR Barclays International Treasury Bond ETF	14,181,238	—	10,011,561	—
SPDR Barclays International Corporate Bond ETF	2,733,636	—	66,459	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	—
SPDR Barclays International High Yield Bond ETF	751,372	—	—	—
SPDR Barclays High Yield Bond ETF	579,353,563	—	—	—
SPDR Barclays Short Term High Yield Bond ETF	214,192,769	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	2,173,848	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	964,123	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,421,781	—	24,753	—

The tax character of distributions paid during the year ended June 30, 2014 was as follows:

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—
SPDR Barclays TIPS ETF	8,464,244	—	—	—
SPDR Barclays 0-5 Year TIPS ETF	53,074	—	—	—
SPDR Barclays 1-10 Year TIPS ETF	61,813	—	—	—
SPDR Barclays Short Term Treasury ETF	98,726	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	1,942,476	—	118,763	—
SPDR Barclays Long Term Treasury ETF	1,525,778	—	—	—
SPDR Barclays Short Term Corporate Bond ETF	38,284,122	—	3,931,516	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Ordinary	Tax Exempt	Long-Term	Tax Return
	Income	Income	Capital Gains	of Capital

SPDR Barclays Intermediate Term Corporate Bond ETF	$11,923,720	$—	$837,382	$—
SPDR Barclays Long Term Corporate Bond ETF	4,344,257	—	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	1,047,618	—	56,456	—
SPDR Barclays Convertible Securities ETF	67,045,577	—	—	—
SPDR Barclays Mortgage Backed Bond ETF	1,827,530	—	—	—
SPDR Barclays Aggregate Bond ETF	15,721,898	—	—	—
SPDR Nuveen Barclays Municipal Bond ETF	14,718	25,212,433	5,674,600	—
SPDR Nuveen Barclays California Municipal Bond ETF	892	2,181,143	2,109,629	—
SPDR Nuveen Barclays New York Municipal Bond ETF	5,013	725,254	656,497	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	19,329,099	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	207,335	9,984,096	—	—
SPDR Nuveen Barclays Build America Bond ETF	2,384,710	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	24,644,825	—	521,587	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—	207,285	—
SPDR Barclays International Treasury Bond ETF	32,279,401	—	395,890	—
SPDR Barclays International Corporate Bond ETF	3,957,180	—	78,277	—
SPDR Barclays Emerging Markets Local Bond ETF	2,855,787	—	—	—
SPDR Barclays International High Yield Bond ETF	399,848	—	—	—
SPDR Barclays High Yield Bond ETF	574,768,687	—	245,022	—
SPDR Barclays Short Term High Yield Bond ETF	151,650,366	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	1,528,853	—	158	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	855,512	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,199,021	—	—	—

For the year ended June 30, 2015, there were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales and the deferral of post-October losses.

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Net Unrealized
	Ordinary	Tax Exempt	Long-Term	Appreciation
	Income	Income	Capital Gains	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$(33,107)
SPDR Barclays TIPS ETF	—	—	—	(475,505)
SPDR Barclays 0-5 Year TIPS ETF	—	—	—	(23,040)
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	(189,599)
SPDR Barclays Short Term Treasury ETF	22,240	—	—	20,755
SPDR Barclays Intermediate Term Treasury ETF	71,465	—	—	943
SPDR Barclays Long Term Treasury ETF	131,762	—	—	(16,466,967)
SPDR Barclays Short Term Corporate Bond ETF	2,648,327	—	—	(13,963,648)
SPDR Barclays Intermediate Term Corporate Bond ETF	634,230	—	—	(1,277,631)
SPDR Barclays Long Term Corporate Bond ETF	638,330	—	—	(21,444,184)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Undistributed	Undistributed	Undistributed	Net Unrealized
	Ordinary	Tax Exempt	Long-Term	Appreciation
	Income	Income	Capital Gains	(Depreciation)

SPDR Barclays Issuer Scored Corporate Bond ETF	$28,969	$—	$—	$(669,448)
SPDR Barclays Convertible Securities ETF	36,264,944	—	65,047,382	52,933,178
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	207,774
SPDR Barclays Aggregate Bond ETF	—	—	—	2,277,546
SPDR Nuveen Barclays Municipal Bond ETF	—	951,592	—	15,008,104
SPDR Nuveen Barclays California Municipal Bond ETF	16,521	93,606	—	1,905,998
SPDR Nuveen Barclays New York Municipal Bond ETF	8,524	41,160	179,940	211,944
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	508,431	—	2,291,179
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	1,340,408	—	3,035,790
SPDR Nuveen Barclays Build America Bond ETF	153,554	—	—	(3,315,275)
SPDR DB International Government Inflation-Protected Bond ETF	—	—	5,649,438	(38,516,947)
SPDR Barclays Short Term International Treasury Bond ETF	—	—	103,423	(15,587,936)
SPDR Barclays International Treasury Bond ETF	—	—	—	(164,227,143)
SPDR Barclays International Corporate Bond ETF	—	—	—	(23,634,673)
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	(15,059,261)
SPDR Barclays International High Yield Bond ETF	—	—	—	(2,066,023)
SPDR Barclays High Yield Bond ETF	1,059,562	—	—	(474,351,605)
SPDR Barclays Short Term High Yield Bond ETF	8,207,413	—	—	(159,547,540)
SPDR Barclays Investment Grade Floating Rate ETF	102,054	—	—	223,246
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	89,369	—	—	(786,697)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	146,173	—	—	(568,085)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend dates. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays TIPS ETF	0.1500
SPDR Barclays 0-5 Year TIPS ETF	0.1500

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Annual Rate

SPDR Barclays 1-10 Year TIPS ETF	0.1500%
SPDR Barclays Short Term Treasury ETF	0.1000
SPDR Barclays Intermediate Term Treasury ETF	0.1000
SPDR Barclays Long Term Treasury ETF	0.1000
SPDR Barclays Short Term Corporate Bond ETF	0.1200
SPDR Barclays Intermediate Term Corporate Bond ETF	0.1200
SPDR Barclays Long Term Corporate Bond ETF	0.1200
SPDR Barclays Issuer Scored Corporate Bond ETF	0.1600
SPDR Barclays Convertible Securities ETF	0.4000
SPDR Barclays Mortgage Backed Bond ETF	0.2000
SPDR Barclays Aggregate Bond ETF	0.0800	*
SPDR Nuveen Barclays Municipal Bond ETF	0.3000	*
SPDR Nuveen Barclays California Municipal Bond ETF	0.2000
SPDR Nuveen Barclays New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	*
SPDR Nuveen Barclays Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Short Term International Treasury Bond ETF	0.3500
SPDR Barclays International Treasury Bond ETF	0.5000
SPDR Barclays International Corporate Bond ETF	0.5000
SPDR Barclays Emerging Markets Local Bond ETF	0.5000
SPDR Barclays International High Yield Bond ETF	0.4000
SPDR Barclays High Yield Bond ETF	0.4000
SPDR Barclays Short Term High Yield Bond ETF	0.4000
SPDR Barclays Investment Grade Floating Rate ETF	0.1500
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.5000
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.4000	*

Effective February 3, 2015, the following funds changed their management fee rate. The rate below represents the management fee expense rate in effect prior to February 3, 2015:

Annual Rate

SPDR Barclays TIPS ETF	0.1845%
SPDR Barclays Short Term Treasury ETF	0.1200
SPDR Barclays Intermediate Term Treasury ETF	0.1345
SPDR Barclays Long Term Treasury ETF	0.1345
SPDR Barclays Short Term Corporate Bond ETF	0.1245
SPDR Barclays Intermediate Term Corporate Bond ETF	0.1500
SPDR Barclays Long Term Corporate Bond ETF	0.1500
SPDR Barclays Aggregate Bond ETF	0.1845
SPDR Barclays International Corporate Bond ETF	0.5500

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

* The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.11%, 0.23%, 0.45% and 0.30% until October 31, 2015 for the SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF, respectively.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator. State Street, an affiliate of the Adviser, receives fees for its services as Custodian, Sub-Administrator and Transfer Agent from the Adviser. Prior to June 1, 2015, State Street served as Administrator.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the year ended June 30, 2015, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Barclays 1-3 Month T-Bill ETF	$22,915
SPDR Barclays TIPS ETF	1,886
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	61
SPDR Barclays Short Term Treasury ETF	324
SPDR Barclays Intermediate Term Treasury ETF	3,061
SPDR Barclays Long Term Treasury ETF	1,909
SPDR Barclays Short Term Corporate Bond ETF	19,982
SPDR Barclays Intermediate Term Corporate Bond ETF	5,756
SPDR Barclays Long Term Corporate Bond ETF	1,854
SPDR Barclays Issuer Scored Corporate Bond ETF	736
SPDR Barclays Convertible Securities ETF	188,974
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	7,610
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Securities Lending
Agent Fees

SPDR Barclays Short Term International Treasury Bond ETF	$—
SPDR Barclays International Treasury Bond ETF	305
SPDR Barclays International Corporate Bond ETF	233
SPDR Barclays Emerging Markets Local Bond ETF	101
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	730,233
SPDR Barclays Short Term High Yield Bond ETF	333,049
SPDR Barclays Investment Grade Floating Rate ETF	2,951
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,120
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,941

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2015 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSGA Master Trust, SSGA Active Trust and SPDR Index Shares Funds (together with the Trust, the“Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $185,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Premier Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at June 30, 2015 and for the year then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$721,155	$9,018,878	9,018,878	$8,856,930	8,856,930	$883,103	$818	$—
SPDR Barclays TIPS ETF	216,497	14,900,878	14,900,878	15,006,408	15,006,408	110,967	428	—
SPDR Barclays 0-5 Year TIPS ETF	4,411	214,373	214,373	210,201	210,201	8,583	9	—
SPDR Barclays 1-10 Year TIPS ETF	7,164	378,093	378,093	374,920	374,920	10,337	13	—
SPDR Barclays Short Term Treasury ETF	327,937	11,167,589	11,167,589	9,961,105	9,961,105	1,534,421	155	—
SPDR Barclays Intermediate Term Treasury ETF	3,630,447	54,328,203	54,328,203	52,303,859	52,303,859	5,654,791	841	—
SPDR Barclays Long Term Treasury ETF	29,213	27,149,095	27,149,095	27,176,545	27,176,545	1,763	429	—
SPDR Barclays Short Term Corporate Bond ETF	34,402,468	1,105,479,964	1,105,479,964	1,107,899,131	1,107,899,131	31,983,301	19,917	—
SPDR Barclays Intermediate Term Corporate Bond ETF	3,798,154	67,021,510	67,021,510	70,379,772	70,379,772	439,892	1,830	—
SPDR Barclays Long Term Corporate Bond ETF	1,362,379	70,058,267	70,058,267	71,096,478	71,096,478	324,168	1,908	—
SPDR Barclays Issuer Scored Corporate Bond ETF	109,467	10,508,979	10,508,979	9,904,815	9,904,815	713,631	442	—
SPDR Barclays Convertible Securities ETF	5,157,112	578,245,312	578,245,312	580,650,943	580,650,943	2,751,481	13,342	—
SPDR Barclays Mortgage Backed Bond ETF	75,608,342	68,677,201	68,677,201	107,278,449	107,278,449	37,007,094	37,406	—
SPDR Barclays Aggregate Bond ETF	89,119,955	237,996,113	237,996,113	251,920,773	251,920,773	75,195,295	59,454	—
SPDR Nuveen Barclays Build America Bond ETF	289,966	113,030,925	113,030,925	112,463,918	112,463,918	856,973	1,306	—
SPDR DB International Government Inflation-Protected Bond ETF	336,027	73,990,673	73,990,673	73,521,344	73,521,344	805,356	1,233	—
SPDR Barclays Short Term International Treasury Bond ETF	4,619,073	80,801,385	80,801,385	83,185,829	83,185,829	2,234,629	2,556	—
SPDR Barclays International Treasury Bond ETF	24,445,157	186,720,705	186,720,705	203,274,893	203,274,893	7,890,969	11,523	—
SPDR Barclays International Corporate Bond ETF	333,865	10,871,681	10,871,681	11,112,504	11,112,504	93,042	191	—
SPDR Barclays Emerging Markets Local Bond ETF	458,236	32,248,518	32,248,518	32,492,573	32,492,573	214,181	943	—
SPDR Barclays International High Yield Bond ETF	412,963	4,839,432	4,839,432	5,216,023	5,216,023	36,372	198	—
SPDR Barclays High Yield Bond ETF	36,704,927	2,396,374,769	2,396,374,769	2,350,244,832	2,350,244,832	82,834,864	70,126	—
SPDR Barclays Short Term High Yield Bond ETF	89,488,078	1,295,021,373	1,295,021,373	1,313,333,681	1,313,333,681	71,175,770	54,647	—
SPDR Barclays Investment Grade Floating Rate ETF	2,905,414	63,379,225	63,379,225	65,978,796	65,978,796	305,843	3,768	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	574,842	2,100,957	2,100,957	2,617,803	2,617,803	57,996	87	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	105,414	7,466,772	7,466,772	7,424,800	7,424,800	147,386	266	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$2,982,916	$205,340,839	205,340,839	$189,505,521	189,505,521	$18,818,234	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	335,933	27,919,887	27,919,887	27,435,429	27,435,429	820,391	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	454,371	7,469,233	7,469,233	7,911,512	7,911,512	12,092	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,695,001	436,820,068	436,820,068	438,571,258	438,571,258	943,811	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,453,283	139,863,163	139,863,163	140,067,686	140,067,686	1,248,760	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$6,012,550,694	6,012,550,694	$5,993,170,694	5,993,170,694	$19,380,000	$129,847	$—
SPDR Barclays TIPS ETF	10,116,015	248,635,992	248,635,992	258,752,007	258,752,007	—	10,688	—
SPDR Barclays 1-10 Year TIPS ETF	266,569	20,238,253	20,238,253	20,504,822	20,504,822	—	346	—
SPDR Barclays Short Term Treasury ETF	1,324,183	13,946,846	13,946,846	13,629,158	13,629,158	1,641,871	1,832	—
SPDR Barclays Intermediate Term Treasury ETF	17,992,957	108,957,248	108,957,248	118,537,966	118,537,966	8,412,239	17,349	—
SPDR Barclays Long Term Treasury ETF	10,116,046	175,003,518	175,003,518	172,521,066	172,521,066	12,598,498	10,810	—
SPDR Barclays Short Term Corporate Bond ETF	70,889,638	361,671,551	361,671,551	396,523,179	396,523,179	36,038,010	113,046	—
SPDR Barclays Intermediate Term Corporate Bond ETF	14,717,480	56,042,991	56,042,991	57,501,713	57,501,713	13,258,758	29,829	—
SPDR Barclays Long Term Corporate Bond ETF	2,499,503	25,683,798	25,683,798	26,419,516	26,419,516	1,763,785	8,951	—
SPDR Barclays Issuer Scored Corporate Bond ETF	3,603,580	52,364,379	52,364,379	54,489,699	54,489,699	1,478,260	3,772	—
SPDR Barclays Convertible Securities ETF	320,096,435	1,025,474,833	1,025,474,833	1,103,853,583	1,103,853,583	241,717,685	1,070,361	—
SPDR Barclays Aggregate Bond ETF	41,856,118	217,267,713	217,267,713	243,301,123	243,301,123	15,822,708	42,019	—
SPDR Barclays International Treasury Bond ETF	—	6,259,478	6,259,478	4,131,104	4,131,104	2,128,374	1,727	—
SPDR Barclays International Corporate Bond ETF	3,310,595	3,235,735	3,235,735	6,546,330	6,546,330	—	1,318	—
SPDR Barclays Emerging Markets Local Bond ETF	86,696	416,566	416,566	503,262	503,262	—	568	—
SPDR Barclays High Yield Bond ETF	859,230,885	2,518,438,128	2,518,438,128	2,903,161,073	2,903,161,073	474,507,940	3,916,542	—
SPDR Barclays Short Term High Yield Bond ETF	344,853,590	943,091,366	943,091,366	1,051,737,656	1,051,737,656	236,207,300	1,859,056	—
SPDR Barclays Investment Grade Floating Rate ETF	13,951,575	63,367,239	63,367,239	73,249,589	73,249,589	4,069,225	16,684	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	3,013,638	18,249,945	18,249,945	19,777,873	19,777,873	1,485,710	6,311	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,090,075	17,597,553	17,597,553	18,780,170	18,780,170	2,907,458	10,702	—

4.	Shareholder Transactions

Shares are issued and redeemed by all Funds, except SPDR Barclays High Yield Bond ETF, only in Creation Unit size aggregations of 100,000 shares. SPDR Barclays High Yield Bond ETF issues and redeems shares in Creation Unit

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

size aggregations of 250,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Aggregate Bond ETF and SPDR Barclays Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from $50 to $6,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities. Variable Fees received by a Fund, if any, are included in Other Capital on the Statements of Changes in Net Assets.

5.	Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$1,422,645,838	$—	$33,107	$(33,107)
SPDR Barclays TIPS ETF	651,367,930	7,471,227	7,946,731	(475,504)
SPDR Barclays 0-5 Year TIPS ETF	3,914,581	10,098	33,139	(23,041)
SPDR Barclays 1-10 Year TIPS ETF	19,418,976	13,830	203,427	(189,597)
SPDR Barclays Short Term Treasury ETF	57,256,212	59,876	39,121	20,755
SPDR Barclays Intermediate Term Treasury ETF	306,538,237	941,526	940,583	943
SPDR Barclays Long Term Treasury ETF	192,138,012	—	16,466,967	(16,466,967)
SPDR Barclays Short Term Corporate Bond ETF	4,002,146,192	1,663,309	15,626,957	(13,963,648)
SPDR Barclays Intermediate Term Corporate Bond ETF	760,298,883	5,432,636	6,710,268	(1,277,632)
SPDR Barclays Long Term Corporate Bond ETF	356,940,405	990,909	22,435,093	(21,444,184)
SPDR Barclays Issuer Scored Corporate Bond ETF	27,133,723	140,756	810,204	(669,448)
SPDR Barclays Convertible Securities ETF	3,224,236,922	179,007,696	126,074,519	52,933,177
SPDR Barclays Mortgage Backed Bond ETF	184,821,733	833,831	626,057	207,774
SPDR Barclays Aggregate Bond ETF	1,065,654,146	12,403,761	10,126,215	2,277,546
SPDR Nuveen Barclays Municipal Bond ETF	1,287,850,353	24,282,457	9,274,353	15,008,104
SPDR Nuveen Barclays California Municipal Bond ETF	83,445,325	2,451,601	545,603	1,905,998
SPDR Nuveen Barclays New York Municipal Bond ETF	29,528,695	565,603	353,659	211,944
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,576,967,376	7,116,292	4,825,113	2,291,179
SPDR Nuveen S&P High Yield Municipal Bond ETF	375,192,779	12,577,462	9,541,672	3,035,790
SPDR Nuveen Barclays Build America Bond ETF	74,419,853	228,189	3,543,464	(3,315,275)
SPDR DB International Government Inflation-Protected Bond ETF	802,550,398	37,896,937	76,278,000	(38,381,063)
SPDR Barclays Short Term International Treasury Bond ETF	211,506,305	476,984	16,020,826	(15,543,842)
SPDR Barclays International Treasury Bond ETF	1,595,143,783	15,681,085	179,450,825	(163,769,740)
SPDR Barclays International Corporate Bond ETF	211,328,732	418,699	23,988,996	(23,570,297)
SPDR Barclays Emerging Markets Local Bond ETF	110,092,944	576,746	15,567,227	(14,990,481)
SPDR Barclays International High Yield Bond ETF	26,669,070	144,051	2,204,156	(2,060,105)
SPDR Barclays High Yield Bond ETF	10,599,273,131	27,138,330	501,489,935	(474,351,605)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Short Term High Yield Bond ETF	$4,568,732,300	$7,723,138	$167,270,678	$(159,547,540)
SPDR Barclays Investment Grade Floating Rate ETF	391,464,129	622,228	398,982	223,246
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	22,427,429	237,341	1,024,038	(786,697)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	46,450,501	394,841	962,926	(568,085)

6.	Investment Transactions

For the year ended June 30, 2015, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$2,417,729,521	$1,991,059,727	$(11,623)
SPDR Barclays TIPS ETF	124,684,243	50,786,955	2,726,911
SPDR Barclays 0-5 Year TIPS ETF	—	1,980,051	(5,088)
SPDR Barclays 1-10 Year TIPS ETF	9,769,187	—	—
SPDR Barclays Short Term Treasury ETF	41,854,165	—	—
SPDR Barclays Intermediate Term Treasury ETF	161,131,541	35,806,049	687,022
SPDR Barclays Long Term Treasury ETF	327,119,994	233,417,705	(384,510)
SPDR Barclays Short Term Corporate Bond ETF	1,846,216,601	1,311,073,156	2,276,785
SPDR Barclays Intermediate Term Corporate Bond ETF	372,918,305	75,122,456	590,181
SPDR Barclays Long Term Corporate Bond ETF	220,213,145	89,793,744	(437,220)
SPDR Barclays Issuer Scored Corporate Bond ETF	12,204,866	34,350,358	412,147
SPDR Barclays Convertible Securities ETF	518,959,263	295,222,364	43,887,359
SPDR Barclays Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Aggregate Bond ETF	175,498,036	7,622,635	294,900
SPDR Nuveen Barclays Municipal Bond ETF	462,635,013	233,463,226	5,097,354
SPDR Nuveen Barclays California Municipal Bond ETF	—	9,696,309	674,386
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	322,615,131	147,349,665	1,156,869
SPDR Nuveen S&P High Yield Municipal Bond ETF	118,593,888	95,965,601	441,993
SPDR Nuveen Barclays Build America Bond ETF	5,258,465	85,762,549	347,301
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	137,833,131	143,335,788	(10,327,373)
SPDR Barclays International Treasury Bond ETF	259,104,996	851,035,144	(27,610,952)
SPDR Barclays International Corporate Bond ETF	56,174,599	110,145,896	(2,411,213)
SPDR Barclays Emerging Markets Local Bond ETF	—	15,011,174	(1,426,152)
SPDR Barclays International High Yield Bond ETF	—	7,085,187	(414,308)
SPDR Barclays High Yield Bond ETF	11,806,274,260	11,140,193,156	12,274,104
SPDR Barclays Short Term High Yield Bond ETF	3,477,620,009	3,280,749,742	(4,057,071)
SPDR Barclays Investment Grade Floating Rate ETF	28,454,537	27,091,353	58,241

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$3,074,156	$—	$—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	5,087,039	119,387

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2015 were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays 1-3 Month T-Bill ETF *	$7,968,881,501	$7,971,842,405	$—	$—
SPDR Barclays TIPS ETF	115,242,949	114,893,582	—	—
SPDR Barclays 0-5 Year TIPS ETF	1,781,085	2,083,433	—	—
SPDR Barclays 1-10 Year TIPS ETF	3,593,348	3,801,611	—	—
SPDR Barclays Short Term Treasury ETF	12,562,199	12,102,484	—	—
SPDR Barclays Intermediate Term Treasury ETF	54,877,652	53,171,547	—	—
SPDR Barclays Long Term Treasury ETF	37,517,386	35,303,725	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—	2,278,466,651	2,219,308,735
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	99,418,526	88,986,923
SPDR Barclays Long Term Corporate Bond ETF	—	—	108,813,287	38,874,186
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	18,287,222	2,347,134
SPDR Barclays Convertible Securities ETF	—	—	1,115,545,058	1,115,505,806
SPDR Barclays Mortgage Backed Bond ETF	333,008,432	291,693,207	—	—
SPDR Barclays Aggregate Bond ETF	651,050,158	540,568,881	377,033,703	300,587,501
SPDR Nuveen Barclays Municipal Bond ETF	—	—	280,592,154	233,223,154
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	29,983,904	10,101,759
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	11,720,707	6,198,212
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	827,598,183	554,770,040
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	225,940,063	137,971,712
SPDR Nuveen Barclays Build America Bond ETF	—	—	172,885,594	59,412,280
SPDR DB International Government Inflation-Protected Bond ETF	—	—	284,859,585	356,955,134
SPDR Barclays Short Term International Treasury Bond ETF	—	—	215,267,954	229,962,598
SPDR Barclays International Treasury Bond ETF	—	—	369,386,768	399,595,440
SPDR Barclays International Corporate Bond ETF	—	—	72,329,482	85,393,364
SPDR Barclays Emerging Markets Local Bond ETF	—	—	64,397,148	37,566,395
SPDR Barclays International High Yield Bond ETF	—	—	13,983,866	20,192,466
SPDR Barclays High Yield Bond ETF	—	—	3,499,285,232	3,346,779,430
SPDR Barclays Short Term High Yield Bond ETF	—	—	1,607,513,066	1,601,041,859
SPDR Barclays Investment Grade Floating Rate ETF	—	—	84,301,538	81,105,998

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$—	$—	$2,476,068	$5,172,277
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	28,748,316	7,947,662

* Fund includes investments in short-term securities.

For the year ended June 30, 2015, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rate rise. In addition when interest rates fall income may decline. The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8. Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

9.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of June 30, 2015 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following table is a summary of each Fund’s securities lending agreements and related cash and non cash collateral received as of June 30, 2015:

	Market Value		Non Cash	Total
	of Securities	Cash Collateral	Collateral	Collateral
Fund	on Loan	Received	Received*	Received

SPDR Barclays 1-3 Month T-Bill ETF	18,999,895	19,380,000	—	19,380,000
SPDR Barclays Short Term Treasury ETF	1,609,584	1,641,871	—	1,641,871
SPDR Barclays Intermediate Term Treasury ETF	8,247,163	8,412,239	—	8,412,239
SPDR Barclays Long Term Treasury ETF	12,335,729	12,598,498	—	12,598,498
SPDR Barclays Short Term Corporate Bond ETF	35,296,828	36,038,010	—	36,038,010
SPDR Barclays Intermediate Term Corporate Bond ETF	19,693,484	13,258,758	6,858,023	20,116,781
SPDR Barclays Long Term Corporate Bond ETF	3,971,368	1,763,785	2,297,455	4,061,240
SPDR Barclays Issuer Scored Corporate Bond ETF	1,817,005	1,478,260	378,125	1,856,385
SPDR Barclays Convertible Securities ETF	239,009,840	241,717,685	2,259,264	243,976,949
SPDR Barclays Aggregate Bond ETF	18,780,242	15,822,708	3,345,780	19,168,488
SPDR Barclays International Treasury Bond ETF	2,076,121	2,128,374	—	2,128,374
SPDR Barclays High Yield Bond ETF	681,923,633	474,507,940	222,010,010	696,517,950
SPDR Barclays Short Term High Yield Bond ETF	289,612,341	236,207,300	59,866,283	296,073,583
SPDR Barclays Investment Grade Floating Rate ETF	4,783,782	4,069,225	816,750	4,885,975
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,456,677	1,485,710	—	1,485,710
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	2,895,540	2,907,458	48,623	2,956,081

*	The non cash collateral includes US Treasuries and US Government Agency securities.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) — Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the Funds’ financial statement disclosures, which would first be effective for interim reporting periods beginning after March 15, 2015 and annual reporting periods beginning after December 15, 2014.

11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2015

To the Shareholders and Board of Trustees of
SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPDR Barclays 1-3 Month T-Bill ETF, SPDR Barclays TIPS ETF, SPDR Barclays 0-5 Year TIPS ETF, SPDR Barclays 1-10 Year TIPS ETF, SPDR Barclays Short Term Treasury ETF, SPDR Barclays Intermediate Term Treasury ETF, SPDR Barclays Long Term Treasury ETF, SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Convertible Securities ETF, SPDR Barclays Mortgage Backed Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays International High Yield Bond ETF, SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR Barclays Investment Grade Floating Rate ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (collectively, the “Funds”) (thirty-one of the portfolios constituting SPDR® Series Trust) as of June 30, 2015, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2015, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 31, 2015

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/15 to
Actual	Expense Ratio	1/1/15	6/30/15	6/30/15

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$999.40	$0.69
SPDR Barclays TIPS ETF	0.16	1,000	1,000.30	0.79
SPDR Barclays 0-5 Year TIPS ETF	0.15	1,000	1,009.70	0.75
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	1,009.70	0.75
SPDR Barclays Short Term Treasury ETF	0.10	1,000	1,008.40	0.50
SPDR Barclays Intermediate Term Treasury ETF	0.11	1,000	1,007.60	0.55
SPDR Barclays Long Term Treasury ETF	0.11	1,000	953.10	0.53
SPDR Barclays Short Term Corporate Bond ETF	0.12	1,000	1,007.20	0.60
SPDR Barclays Intermediate Term Corporate Bond ETF	0.13	1,000	1,007.60	0.65
SPDR Barclays Long Term Corporate Bond ETF	0.13	1,000	952.80	0.63
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	992.70	0.79
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,025.90	2.01

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/15 to
Actual	Expense Ratio	1/1/15	6/30/15	6/30/15

SPDR Barclays Mortgage Backed Bond ETF	0.20%	$1,000	$1,001.40	$0.99
SPDR Barclays Aggregate Bond ETF	0.09	1,000	998.70	0.45
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	994.70	1.14
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	998.10	0.99
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	995.40	0.99
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,004.00	0.99
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	996.40	2.23
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	967.40	1.71
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	955.10	2.42
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	954.50	1.70
SPDR Barclays International Treasury Bond ETF	0.50	1,000	943.80	2.41
SPDR Barclays International Corporate Bond ETF	0.51	1,000	913.40	2.42
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	960.10	2.43
SPDR Barclays International High Yield Bond ETF	0.40	1,000	985.50	1.97
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,016.80	2.00
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,017.20	2.00
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,003.10	0.74
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,031.10	2.52
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,004.40	1.49
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/15 to
Hypothetical	Expense Ratio	1/1/15	6/30/15	6/30/15

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$1,024.11	$0.70
SPDR Barclays TIPS ETF	0.16	1,000	1,024.01	0.80
SPDR Barclays 0-5 Year TIPS ETF	0.15	1,000	1,024.06	0.75
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	1,024.06	0.75
SPDR Barclays Short Term Treasury ETF	0.10	1,000	1,024.30	0.50
SPDR Barclays Intermediate Term Treasury ETF	0.11	1,000	1,024.25	0.55
SPDR Barclays Long Term Treasury ETF	0.11	1,000	1,024.25	0.55
SPDR Barclays Short Term Corporate Bond ETF	0.12	1,000	1,024.20	0.60

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/15 to
Hypothetical	Expense Ratio	1/1/15	6/30/15	6/30/15

SPDR Barclays Intermediate Term Corporate Bond ETF	0.13%	$1,000	$1,024.16	$0.65
SPDR Barclays Long Term Corporate Bond ETF	0.13	1,000	1,024.16	0.65
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,024.01	0.80
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,022.82	2.01
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Barclays Aggregate Bond ETF	0.09	1,000	1,024.35	0.45
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,023.66	1.15
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,023.81	1.00
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,022.57	2.26
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,023.06	1.76
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,023.06	1.76
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays International Corporate Bond ETF	0.51	1,000	1,022.27	2.56
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,022.32	2.51
SPDR Barclays International High Yield Bond ETF	0.40	1,000	1,022.82	2.01
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,022.82	2.01
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,022.82	2.01
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,024.06	0.75
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,022.32	2.51
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,023.31	1.51

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2015.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR Barclays 1-3 Month T-Bill ETF	0.00%
SPDR Barclays TIPS ETF	0.00
SPDR Barclays 0-5 Year TIPS ETF	0.00
SPDR Barclays 1-10 Year TIPS ETF	0.00
SPDR Barclays Short Term Treasury ETF	0.00
SPDR Barclays Intermediate Term Treasury ETF	0.00
SPDR Barclays Long Term Treasury ETF	0.00
SPDR Barclays Short Term Corporate Bond ETF	0.00
SPDR Barclays Intermediate Term Corporate Bond ETF	0.00
SPDR Barclays Long Term Corporate Bond ETF	0.00
SPDR Barclays Issuer Scored Corporate Bond ETF	0.00
SPDR Barclays Convertible Securities ETF	15.74
SPDR Barclays Mortgage Backed Bond ETF	0.00
SPDR Barclays Aggregate Bond ETF	0.00
SPDR Nuveen Barclays Municipal Bond ETF	0.00
SPDR Nuveen Barclays California Municipal Bond ETF	0.00
SPDR Nuveen Barclays New York Municipal Bond ETF	0.00
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.00
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.00
SPDR Nuveen Barclays Build America Bond ETF	0.00
SPDR DB International Government Inflation-Protected Bond ETF	0.00
SPDR Barclays Short Term International Treasury Bond ETF	0.00
SPDR Barclays International Treasury Bond ETF	0.00
SPDR Barclays International Corporate Bond ETF	0.00
SPDR Barclays Emerging Markets Local Bond ETF	0.00
SPDR Barclays International High Yield Bond ETF	0.00
SPDR Barclays High Yield Bond ETF	0.00
SPDR Barclays Short Term High Yield Bond ETF	0.00
SPDR Barclays Investment Grade Floating Rate ETF	0.00
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.00
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.00

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR Barclays Short Term Treasury ETF	$—
SPDR Barclays Intermediate Term Treasury ETF	—
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	41,499,500
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	—
SPDR Barclays International Corporate Bond ETF	—
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

Qualified Interest Income

The Funds designated a portion of dividends distributed during the fiscal year ended June 30, 2015, as qualified interest income. These amounts are noted below:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	1,279,039
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	180,583
SPDR Barclays Intermediate Term Treasury ETF	2,150,647
SPDR Barclays Long Term Treasury ETF	4,922,432
SPDR Barclays Short Term Corporate Bond ETF	40,700,815
SPDR Barclays Intermediate Term Corporate Bond ETF	12,172,436
SPDR Barclays Long Term Corporate Bond ETF	11,707,886

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR Barclays Issuer Scored Corporate Bond ETF	$525,296
SPDR Barclays Convertible Securities ETF	20,815,089
SPDR Barclays Mortgage Backed Bond ETF	3,230,606
SPDR Barclays Aggregate Bond ETF	17,620,807
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	3,983,989
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	—
SPDR Barclays International Corporate Bond ETF	—
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	448,079,731
SPDR Barclays Short Term High Yield Bond ETF	166,207,506
SPDR Barclays Investment Grade Floating Rate ETF	1,622,664
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	38,767
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,149,064

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2015:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	1,953
SPDR Barclays Intermediate Term Treasury ETF	29,344
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	3,008,027
SPDR Barclays Intermediate Term Corporate Bond ETF	428,827
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	73,874,934
SPDR Barclays Mortgage Backed Bond ETF	184
SPDR Barclays Aggregate Bond ETF	599,666
SPDR Nuveen Barclays Municipal Bond ETF	390,236
SPDR Nuveen Barclays California Municipal Bond ETF	263,145
SPDR Nuveen Barclays New York Municipal Bond ETF	45,560
SPDR Nuveen Barclays Short Term Municipal Bond ETF	4,827,621

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR Nuveen S&P High Yield Municipal Bond ETF	$—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	5,864,418
SPDR Barclays Short Term International Treasury Bond ETF	388,155
SPDR Barclays International Treasury Bond ETF	11,591,495
SPDR Barclays International Corporate Bond ETF	201,158
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	106
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	36,138

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended June 30, 2015 for qualified short term capital gains:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	1,260
SPDR Barclays Intermediate Term Treasury ETF	—
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	2,283,570
SPDR Barclays Intermediate Term Corporate Bond ETF	—
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	25,169,271
SPDR Barclays Mortgage Backed Bond ETF	1,268,746
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	185,847
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	16,799
SPDR Barclays Short Term International Treasury Bond ETF	—
SPDR Barclays International Treasury Bond ETF	1,141,089
SPDR Barclays International Corporate Bond ETF	5,913
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays International High Yield Bond ETF	62,417

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR Barclays High Yield Bond ETF	$—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	10,217
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	15,181

The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:

Percentage

SPDR Barclays 1-3 Month T-Bill ETF	0.00%
SPDR Barclays TIPS ETF	0.00
SPDR Barclays 0-5 Year TIPS ETF	0.00
SPDR Barclays 1-10 Year TIPS ETF	0.00
SPDR Barclays Short Term Treasury ETF	0.00
SPDR Barclays Intermediate Term Treasury ETF	0.00
SPDR Barclays Long Term Treasury ETF	0.00
SPDR Barclays Short Term Corporate Bond ETF	0.00
SPDR Barclays Intermediate Term Corporate Bond ETF	0.00
SPDR Barclays Long Term Corporate Bond ETF	0.00
SPDR Barclays Issuer Scored Corporate Bond ETF	0.00
SPDR Barclays Convertible Securities ETF	0.00
SPDR Barclays Mortgage Backed Bond ETF	0.00
SPDR Barclays Aggregate Bond ETF	0.00
SPDR Nuveen Barclays Municipal Bond ETF	99.97
SPDR Nuveen Barclays California Municipal Bond ETF	100.00
SPDR Nuveen Barclays New York Municipal Bond ETF	100.00
SPDR Nuveen Barclays Short Term Municipal Bond ETF	99.16
SPDR Nuveen S&P High Yield Municipal Bond ETF	99.57
SPDR Nuveen Barclays Build America Bond ETF	0.00
SPDR DB International Government Inflation-Protected Bond ETF	0.00
SPDR Barclays Short Term International Treasury Bond ETF	0.00
SPDR Barclays International Treasury Bond ETF	0.00
SPDR Barclays International Corporate Bond ETF	0.00
SPDR Barclays Emerging Markets Local Bond ETF	0.00
SPDR Barclays International High Yield Bond ETF	0.00
SPDR Barclays High Yield Bond ETF	0.00
SPDR Barclays Short Term High Yield Bond ETF	0.00
SPDR Barclays Investment Grade Floating Rate ETF	0.00
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.00
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.00

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

At June 30, 2015, the Funds had foreign tax credits. These amounts are noted below:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	—
SPDR Barclays Intermediate Term Treasury ETF	—
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	—
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	140,904
SPDR Barclays Short Term International Treasury Bond ETF	38,023
SPDR Barclays International Treasury Bond ETF	348,998
SPDR Barclays International Corporate Bond ETF	4,877
SPDR Barclays Emerging Markets Local Bond ETF	189,390
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

At June 30, 2015, the Funds had foreign source income. These amounts are noted below:

Amount

SPDR Barclays 1-3 Month T-Bill ETF	$—
SPDR Barclays TIPS ETF	—
SPDR Barclays 0-5 Year TIPS ETF	—
SPDR Barclays 1-10 Year TIPS ETF	—
SPDR Barclays Short Term Treasury ETF	—
SPDR Barclays Intermediate Term Treasury ETF	—
SPDR Barclays Long Term Treasury ETF	—
SPDR Barclays Short Term Corporate Bond ETF	—

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR Barclays Intermediate Term Corporate Bond ETF	$—
SPDR Barclays Long Term Corporate Bond ETF	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	—
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	—
SPDR Nuveen Barclays Municipal Bond ETF	—
SPDR Nuveen Barclays California Municipal Bond ETF	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—
SPDR Nuveen Barclays Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	22,977,657
SPDR Barclays Short Term International Treasury Bond ETF	2,553,775
SPDR Barclays International Treasury Bond ETF	42,355,719
SPDR Barclays International Corporate Bond ETF	5,192,813
SPDR Barclays Emerging Markets Local Bond ETF	6,146,434
SPDR Barclays International High Yield Bond ETF	—
SPDR Barclays High Yield Bond ETF	—
SPDR Barclays Short Term High Yield Bond ETF	—
SPDR Barclays Investment Grade Floating Rate ETF	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Approval of Advisory Agreement

At an in-person meeting held prior to June 30, 2015, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board also looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board also considered the Adviser’s experience in managing fixed income exchange-traded funds and overseeing third-party sub-advisers, as applicable.

Investment Performance

The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking, noting that each SPDR ETF satisfactorily tracked its benchmark index.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Fees Charged to Comparable Funds

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data independently obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the SPDR ETFs. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

Approval of Nuveen Asset Management Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2015, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Nuveen Sub-Advisory Agreement.

In evaluating the Nuveen Sub-Advisory Agreement, the Board drew on materials provided to them by Nuveen and the Adviser. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.

The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

The Board, including the Independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Nuveen Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trusts.

Approval of State Street Global Advisors Limited Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2015, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSgA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSgA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSgA Limited (the “Foreign Fixed Income ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the SSgA Limited Sub-Advisory Agreement.

In evaluating the SSgA Limited Sub-Advisory Agreement, the Board drew on materials provided to them by SSgA Limited and the Adviser. In deciding whether to approve the SSgA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSgA Limited with respect to the Foreign Fixed Income ETFs under the SSgA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to SSgA Limited under the SSgA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.

The Board considered the background and experience of SSgA Limited’s senior management and, in particular, SSgA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, noting that that each Foreign Fixed Income ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSgA Limited’s fees paid by the Adviser.

The Board, including the Independent Trustees voting separately, approved the SSgA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the SSgA Limited Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by SSgA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSgA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSgA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to SSgA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trusts.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of	Other
				Portfolios	Directorships
		Term of	Principal	in Fund	Held by
		Office and	Occupation(s)	Complex	Trustee
Name, Address	Position(s)	Length of	During Past	Overseen	During the
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Past 5 Years

Trustees
Independent Trustees

FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	192	SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	192	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	192	SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	192	SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee); Affiliated Managers Group, Inc. (Director).

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

				Number of	Other
				Portfolios	Directorships
		Term of	Principal	in Fund	Held by
		Office and	Occupation(s)	Complex	Trustee
Name, Address	Position(s)	Length of	During Past	Overseen	During the
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Past 5 Years

CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	192	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	256	SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Assistant Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005-present).*

MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).

JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).

CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**

CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*

BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Buyback ETF (SPYB)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR MSCI USA Quality Mix ETF (QUS)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap ETF (SMEZ)
SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF (RLY)
SPDR SSGA Income Allocation ETF (INKM)
SPDR SSGA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSGA Ultra Short Term Bond ETF (ULST)
SPDR DoubleLine Total Return Tactical ETF (TOTL)
State Street Clarion Global Infrastructure& MLP Portfolio (SSIDX)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Series Trust
SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Ann Carpenter, Vice President and Assistant Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Christopher A. Madden, Secretary
Patricia A. Morisette, Assistant Secretary
Brian Harris, Chief Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Series Trust – Fixed Income Funds
For more complete information, please call 866.787.2257 or
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State Street Global Advisors, State Street Financial Center, One Lincoln Street, Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
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“Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM” are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.
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DoubleLine® is a registered trademark of DoubleLine Capital LP.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, and all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.
Distributor: State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners & Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-advisor.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

State Street Global Advisors	© 2015 State Street Corporation - All Rights Reserved SPDRFIAR IBG-16215

Annual Report
30 June 2015
SPDR® Series Trust — Equity Funds

TABLE OF CONTENTS

Management’s Discussion of Fund Performance & Portfolio Summary (unaudited)
SPDR Russell 3000® ETF (THRK)	1
SPDR Russell 1000® ETF (ONEK)	6
SPDR Russell 2000® ETF (TWOK)	11
SPDR S&P® 500 Buyback ETF (SPYB)	15
SPDR S&P 500 Growth ETF (SPYG)	16
SPDR S&P 500 Value ETF (SPYV)	21
SPDR Russell Small Cap Completeness ETF (RSCO)	25
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	30
SPDR S&P 400 Mid Cap Value ETF (MDYV)	35
SPDR S&P 600 Small Cap ETF (SLY)	40
SPDR S&P 600 Small Cap Growth ETF (SLYG)	45
SPDR S&P 600 Small Cap Value ETF (SLYV)	49
SPDR Global Dow ETF (DGT)	53
SPDR Dow Jones REIT ETF (RWR)	57
SPDR S&P Bank ETF (KBE)	61
SPDR S&P Capital Markets ETF (KCE)	65
SPDR S&P Insurance ETF (KIE)	69
SPDR S&P Regional Banking ETF (KRE)	73
SPDR Morgan Stanley Technology ETF (MTK)	77
SPDR S&P Dividend ETF (SDY)	81
SPDR S&P Aerospace & Defense ETF (XAR)	85
SPDR S&P Biotech ETF (XBI)	89
SPDR S&P Health Care Equipment ETF (XHE)	93
SPDR S&P Health Care Services ETF (XHS)	97
SPDR S&P Homebuilders ETF (XHB)	101
SPDR S&P Metals & Mining ETF (XME)	105
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	109
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	113
SPDR S&P Pharmaceuticals ETF (XPH)	117
SPDR S&P Retail ETF (XRT)	121
SPDR S&P Semiconductor ETF (XSD)	125
SPDR S&P Software & Services ETF (XSW)	129
SPDR S&P Telecom ETF (XTL)	133
SPDR S&P Transportation ETF (XTN)	137
SPDR S&P 1500 Value Tilt ETF (VLU)	141
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	145
SPDR Russell 1000 Low Volatility ETF (LGLV)	149
SPDR Russell 2000 Low Volatility ETF (SMLV)	153
SPDR MSCI USA Quality Mix ETF (QUS)	157
SPDR Wells Fargo® Preferred Stock ETF (PSK)	158

Schedules of Investments
SPDR Russell 3000 ETF (THRK)	162
SPDR Russell 1000 ETF (ONEK)	187
SPDR Russell 2000 ETF (TWOK)	198
SPDR S&P 500 Buyback ETF (SPYB)	218
SPDR S&P 500 Growth ETF (SPYG)	220
SPDR S&P 500 Value ETF (SPYV)	225
SPDR Russell Small Cap Completeness ETF (RSCO)	230
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	255
SPDR S&P 400 Mid Cap Value ETF (MDYV)	259
SPDR S&P 600 Small Cap ETF (SLY)	264
SPDR S&P 600 Small Cap Growth ETF (SLYG)	271
SPDR S&P 600 Small Cap Value ETF (SLYV)	276
SPDR Global Dow ETF (DGT)	282
SPDR Dow Jones REIT ETF (RWR)	285
SPDR S&P Bank ETF (KBE)	287
SPDR S&P Capital Markets ETF (KCE)	288
SPDR S&P Insurance ETF (KIE)	289
SPDR S&P Regional Banking ETF (KRE)	290
SPDR Morgan Stanley Technology ETF (MTK)	292
SPDR S&P Dividend ETF (SDY)	293
SPDR S&P Aerospace & Defense ETF (XAR)	295
SPDR S&P Biotech ETF (XBI)	296
SPDR S&P Health Care Equipment ETF (XHE)	298
SPDR S&P Health Care Services ETF (XHS)	299
SPDR S&P Homebuilders ETF (XHB)	300
SPDR S&P Metals & Mining ETF (XME)	301
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	302
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	303
SPDR S&P Pharmaceuticals ETF (XPH)	305
SPDR S&P Retail ETF (XRT)	306
SPDR S&P Semiconductor ETF (XSD)	308
SPDR S&P Software & Services ETF (XSW)	309
SPDR S&P Telecom ETF (XTL)	312
SPDR S&P Transportation ETF (XTN)	313
SPDR S&P 1500 Value Tilt ETF (VLU)	314
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	329
SPDR Russell 1000 Low Volatility ETF (LGLV)	343
SPDR Russell 2000 Low Volatility ETF (SMLV)	345
SPDR MSCI USA Quality Mix ETF (QUS)	350
SPDR Wells Fargo Preferred Stock ETF (PSK)	357
Financial Statements	360
Financial Highlights	392
Notes to Financial Statements	417
Report of Independent Registered Public Accounting Firm	443
Other Information	444

SPDR Russell 3000 ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 3000 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 7.17%, and the total return for the Russell 3000 Index (the “Index”) was 7.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s performance relative to the Index during the Reporting Period was within expectations. The performance differential can be attributed to the expenses of managing the Fund and slight variations between the Fund’s holdings and the Index constituents.

The Russell 3000 return for third quarter 2014 was 0.01%. The one year performance period got off to a good start as equities responded favorably to the July 3, 2014 U.S. Non-Farm Payroll report. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited. Soft equity prices spilled over from the end of July into the beginning of August, 2014 amidst continuing conflict in global hotspots. Whether it was concern about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default, the Ukrainian civil war or stronger than expected economic data in the US raising fears of imminent interest rate increases, investors had plenty of reasons to be worried.

However, markets began to rebound in late 2014 as they benefitted from the continued accommodative monetary policy backdrop. Markets were further lifted over the next few days, during August and September 2014, by the report of a robust, revised 4.2% second quarter GDP growth rate along with a positive jump in consumer confidence. This rebound carried into fourth quarter, 2014 and the Russell 3000 Index returned 5.24% for the quarter.

Broad domestic equity markets were adversely influenced in early 2015 by 2014 GDP, which came in somewhat weaker than expected at 2.6% versus a consensus estimate of 3.0%. However, negative sentiment was somewhat offset by personal consumption buoyed by gasoline below $2/gallon in many parts of the country. Additionally, the Chicago Purchasing Managers Index improved to 59.4, well above the 50.0 line which delineates expansion from contraction. After a turbulent January for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated. The positive tone of U.S. economic data in late first quarter, 2015 pushed yields on U.S. 10 year bonds higher after having fallen sharply the prior month. U.S. equity markets traded down slightly on the jobs report as expectations increased that the U.S. economy was gaining strength and that the Federal Reserve may have an opportunity to raise rates in the not too distant future. The Russell Index ended third quarter 2015 up 1.80%.

April, 2015 provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence, the U.S. dollar declined nearly 4% for the month reflecting in part a softening in U.S. data and a later than expected start to possible Fed rate hikes. Oil prices rose sharply in April with West Texas crude up 25.3% and Brent crude up 21.2%. Global markets entered the month of May, 2015 digesting an initial first quarter 2015 GDP report released on April 29, 2015 showing a much lower than expected 0.2% annualized rate of growth. Despite the weak U.S. growth data, the month opened with global interest rates continuing to rise sharply on the heels of a selloff that began in late April. The performance period ended in June, 2015 on an unsettling note by a steady stream of disquieting headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

1

SPDR Russell 3000 ETF —
Management’s Discussion of Fund Performance (continued)

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Gilead Sciences, Inc., and Walt Disney Co. The top negative contributors to the Fund’s performance were Schlumberger, Ltd. Chevron Corp., and Exxon Mobil Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2

SPDR Russell 3000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 3000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.10%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 3000	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 3000
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

ONE YEAR	7.17%	7.21%	7.18%	7.29%	7.17%	7.21%	7.18%	7.29%

THREE YEARS (1)	62.02%	62.16%	62.76%	63.19%	17.45%	17.48%	17.64%	17.75%

FIVE YEARS (1)	121.83%	122.01%	124.11%	124.30%	17.27%	17.29%	17.52%	17.54%

TEN YEARS (1)	118.56%	118.89%	121.87%	118.94%	8.13%	8.15%	8.30%	8.15%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.

3

SPDR Russell 3000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark indices from December 31, 2004 through July 8, 2013 and the Russell 3000 Index from July 9, 2013 through June 30, 2015.

4

SPDR Russell 3000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	EXXON MOBIL CORP.	JOHNSON & JOHNSON	GENERAL ELECTRIC CO.

MARKET VALUE	$7,797,672	3,853,235	3,756,646	2,918,440	2,897,326

% OF NET ASSETS	3.2	1.6	1.5	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	5.9%
Oil, Gas & Consumable Fuels	5.9
Pharmaceuticals	5.3
Software	3.9
Technology Hardware, Storage & Peripherals	3.9
Biotechnology	3.6
Media	3.6
Real Estate Investment Trusts	3.5
IT Services	3.3
Internet Software & Services	3.3
Insurance	3.0
Health Care Providers & Services	2.9
Specialty Retail	2.5
Aerospace & Defense	2.5
Chemicals	2.4
Semiconductors & Semiconductor Equipment	2.4
Health Care Equipment & Supplies	2.3
Capital Markets	2.2
Hotels, Restaurants & Leisure	2.1
Food & Staples Retailing	2.0
Industrial Conglomerates	1.9
Machinery	1.9
Diversified Telecommunication Services	1.9
Diversified Financial Services	1.7
Beverages	1.7
Food Products	1.6
Communications Equipment	1.5
Household Products	1.5
Electric Utilities	1.4
Internet & Catalog Retail	1.4
Energy Equipment & Services	1.3
Tobacco	1.1
Multi-Utilities	1.0
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.9
Consumer Finance	0.8
Multiline Retail	0.7
Electronic Equipment, Instruments & Components	0.7
Automobiles	0.7
Life Sciences Tools & Services	0.6
Air Freight & Logistics	0.6
Household Durables	0.6
Commercial Services & Supplies	0.6
Electrical Equipment	0.6
Airlines	0.6
Auto Components	0.5
Metals & Mining	0.5
Professional Services	0.4
Containers & Packaging	0.4
Trading Companies & Distributors	0.3
Building Products	0.3
Paper & Forest Products	0.2
Thrifts & Mortgage Finance	0.2
Construction & Engineering	0.2
Personal Products	0.2
Gas Utilities	0.2
Real Estate Management & Development	0.2
Diversified Consumer Services	0.2
Leisure Products	0.2
Health Care Technology	0.2
Wireless Telecommunication Services	0.2
Independent Power and Renewable Electricity Producers	0.2
Distributors	0.1
Construction Materials	0.1
Water Utilities	0.1
Marine	0.0 **
Transportation Infrastructure	0.0 **
Short Term Investments	5.3
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

5

SPDR Russell 1000 ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 1000 ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 7.31%, and the total return for the Russell 1000 Index (the “Index”) was 7.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Russell 1000 Index was up 0.65% in the third quarter of 2014 as broad market investors weighed positive U.S. earnings growth alongside mounting geopolitical risk. Investors were concerned about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default, and the Ukrainian civil war. In addition with stronger than expected economic data in the U.S. raised fears of imminent interest rate increases, thus investors had plenty of reasons for concern.

The Russell 1000 Index trended higher during the last quarter of 2014 by gaining 4.88%. Economic data continued to improve as indicated by the strong initial jobless claims report and a strong 3rd quarter GDP report. Personal income and spending continued to trend higher as well. Headline inflation decelerated on falling oil prices while core inflation remained stable. The drop in energy prices was passed through to consumers in the form of lower gasoline prices. According to Janet Yellen, “The decline we have seen...is likely to be a net positive. It’s putting more money in [families] pockets...It’s like a tax cut.” As many Fed-watchers, including us had expected, the Federal Open Market Committee tweaked its forward guidance for rates in its latest policy statement, replacing “considerable time” with “patient”.

The Russell 1000 Index was up 1.59% in the first quarter of 2015 the widely expected news on March 18, 2015 that the Fed removed the word “patient” from their post-meeting statement, setting the stage for a hike in rates. However, the Fed was also very careful to say that a lack of “patience” doesn’t mean that a rate hike is imminent. The equity market rallied on the news that a rate hike was not in the near future while the bond market was relatively flat.

The second quarter of 2015 was a fairly volatile quarter but ended relatively flat as the Russell 1000 Index returned 0.11% during this period. The Russell 1000 Index returned 0.71% in April, 2015 as broad based U.S. investors weighed a number of recent trends in the market. After rising for nine consecutive months on anticipated policy divergence, the U.S. dollar declined nearly 4% for the month reflecting in part a softening in U.S. data and a later than expected start to possible Fed rate hikes. Oil prices rose sharply in April with West Texas crude up 25.3% and Brent crude up 21.2%.

Global markets entered the month of May, 2015 digesting an initial first quarter 2015 GDP report released on April 29, 2015 showing a much lower than expected 0.2% annualized rate of growth. Despite the weak U.S. growth data, the month opened with global interest rates continuing to rise sharply on the heels of a selloff that began in late April. The Russell 1000 Index returned 1.31% in May, 2015 as investors considered the possibility that the Fed may delay the first interest hike until later than anticipated in 2015.

The Russell 1000 Index declined 1.88% in June, 2015 as U.S. Investors became more unsettled by the steady stream of disquieting headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

6

SPDR Russell 1000 ETF —
Management’s Discussion of Fund Performance (continued)

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Gilead Sciences, Inc., and Walt Disney Co. The top negative contributors to the Fund’s performance were Schlumberger, Ltd., Chevron Corp., and Exxon Mobil Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

7

SPDR Russell 1000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.11%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
			LARGE-CAP				LARGE-CAP
	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 1000	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	RUSSELL 1000 INDEX

ONE YEAR	7.31%	7.26%	7.38%	7.37%	7.31%	7.26%	7.38%	7.37%

THREE YEARS (1)	61.89%	61.84%	62.08%	63.17%	17.42%	17.41%	17.48%	17.74%

FIVE YEARS (1)	122.32%	122.32%	123.34%	124.70%	17.33%	17.33%	17.44%	17.58%

SINCE INCEPTION (1)(2)	110.13%	110.04%	111.62%	111.71%	8.00%	8.00%	8.09%	8.09%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	For the period November 8, 2005 to June 30, 2015.

8

SPDR Russell 1000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through July 8, 2013 and the Russell 1000 Index from July 9, 2013 through June 30, 2015.

9

SPDR Russell 1000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	EXXON MOBIL CORP.	JOHNSON & JOHNSON	GENERAL ELECTRIC CO.

MARKET VALUE	$2,506,242	1,238,540	1,206,816	937,760	930,136

% OF NET ASSETS	3.4	1.7	1.7	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	6.2%
Banks	5.8
Pharmaceuticals	5.7
Technology Hardware, Storage & Peripherals	4.2
Software	3.9
Media	3.7
IT Services	3.4
Internet Software & Services	3.3
Biotechnology	3.3
Real Estate Investment Trusts	3.1
Insurance	3.0
Health Care Providers & Services	3.0
Aerospace & Defense	2.5
Specialty Retail	2.4
Chemicals	2.4
Capital Markets	2.3
Semiconductors & Semiconductor Equipment	2.3
Health Care Equipment & Supplies	2.2
Food & Staples Retailing	2.1
Industrial Conglomerates	2.1
Diversified Telecommunication Services	2.0
Hotels, Restaurants & Leisure	1.9
Diversified Financial Services	1.9
Beverages	1.8
Machinery	1.8
Food Products	1.7
Household Products	1.6
Communications Equipment	1.5
Electric Utilities	1.5
Internet & Catalog Retail	1.4
Energy Equipment & Services	1.3
Tobacco	1.2
Multi-Utilities	1.0
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.9
Consumer Finance	0.8
Multiline Retail	0.7
Automobiles	0.7
Air Freight & Logistics	0.6
Life Sciences Tools & Services	0.6
Airlines	0.6
Electrical Equipment	0.6
Household Durables	0.6
Electronic Equipment, Instruments & Components	0.5
Commercial Services & Supplies	0.5
Auto Components	0.5
Metals & Mining	0.4
Containers & Packaging	0.4
Professional Services	0.4
Trading Companies & Distributors	0.3
Building Products	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Leisure Products	0.2
Real Estate Management & Development	0.2
Construction & Engineering	0.2
Wireless Telecommunication Services	0.2
Health Care Technology	0.1
Independent Power and Renewable Electricity Producers	0.1
Gas Utilities	0.1
Construction Materials	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Water Utilities	0.1
Transportation Infrastructure	0.0 **
Marine	0.0 **
Short Term Investments	9.1
Other Assets & Liabilities	(8.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

10

SPDR Russell 2000 ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 2000 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 6.43%, and the total return for the Russell 2000 Index (the “Index”) was 6.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.

The Russell 2000 Index was down 7.36% in the third quarter of 2014 driven largely from geopolitical risk. Investors were concerned about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default and the Ukrainian civil war. In addition, with stronger than expected economic data in the U.S. raised fears of imminent interest rate increases, thus investors had plenty of reasons to be worried.

The Index rebounded nicely during the last quarter of 2014 by gaining 9.73%. Economic data continued to improve as indicated by the strong initial jobless claims report and a strong 3rd quarter GDP report. Personal income and spending continue to trend higher. Headline inflation decelerated on falling oil prices while core inflation remains stable. The drop in energy prices passed through to consumers in the form of lower gasoline prices. According to Janet Yellen, “The decline we have seen...is likely to be a net positive. It’s putting more money in [families] pockets...It’s like a tax cut.” As many Fed-watchers, including us had expected, the Federal Open Market Committee tweaked its forward guidance for rates in its latest policy statement, replacing “considerable time” with “patient”.

The Index was up 4.32% in the first quarter of 2015 based on the widely expected news on March 18, 2015 that the Fed removed the word “patient” from their post-meeting statement, setting the stage for a hike in rates. However, the Fed was also very careful to say that a lack of “patience” doesn’t mean that a rate hike is imminent. The equity market rallied on the news that a rate hike was not in the near future while the bond market was relatively flat.

The second quarter was a fairly volatile quarter but ended relatively flat as the Index returned .42% during this period. The Index was down 2.55% in April reflecting in part a softening in U.S. data and a later than expected start to possible Fed rate hikes. The Russell 2000 rebounded nicely in May as the Index gained 2.28% over upbeat news on housing starts and the May 20, 2015 Federal Open Market Committee minutes indicating that the first quater 2015 GDP print may not really have been as weak as initially reported. In May, 2015 the Index ended up by a modest .75% after holding gains for the month until the last few days following the collapse of Greek bailout negotiations and surprise referendum by the Greek government.

On an individual security level, the top positive contributors to the Fund’s performance were Qorvo, Inc., InterMune, Inc., and Isis Pharmaceuticals, Inc. The top negative contributors to the Fund’s performance were Kodiak Oil & Gas Corp., CARBO Ceramics Inc., and GT Advanced Technologies Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

11

SPDR Russell 2000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (‘NAV‘) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.12%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL 2000	NET ASSET	MARKET	RUSSELL 2000
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	6.43%	6.52%	6.49%	6.43%	6.52%	6.49%

SINCE INCEPTION (1)	27.38%	27.53%	27.49%	13.00%	13.06%	13.07%

(1)	For the period July 8, 2013 to June 30, 2015.

12

SPDR Russell 2000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

13

SPDR Russell 2000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TEAM HEALTH	TYLER TECHNOLOGIES,		MANHATTAN ASSOCIATES,
DESCRIPTION	HOLDINGS, INC.	INC.	CEPHEID, INC.	INC.	MAXIMUS, INC.

MARKET VALUE	$186,256	173,757	173,360	173,164	169,189

% OF NET ASSETS	0.3	0.2	0.2	0.2	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Banks	8.5%
Real Estate Investment Trusts	8.5
Biotechnology	6.6
Software	4.5
Health Care Equipment & Supplies	3.4
Hotels, Restaurants & Leisure	3.3
Specialty Retail	3.2
Semiconductors & Semiconductor Equipment	3.2
Health Care Providers & Services	2.9
Machinery	2.8
Internet Software & Services	2.6
Electronic Equipment, Instruments & Components	2.5
Oil, Gas & Consumable Fuels	2.5
Insurance	2.3
IT Services	2.3
Commercial Services & Supplies	2.1
Thrifts & Mortgage Finance	2.0
Chemicals	2.0
Pharmaceuticals	1.9
Media	1.6
Aerospace & Defense	1.6
Capital Markets	1.5
Food Products	1.5
Energy Equipment & Services	1.4
Professional Services	1.4
Communications Equipment	1.4
Household Durables	1.3
Diversified Consumer Services	1.1
Auto Components	1.1
Electric Utilities	1.1
Textiles, Apparel & Luxury Goods	1.0
Metals & Mining	1.0
Gas Utilities	1.0
Electrical Equipment	0.9
Food & Staples Retailing	0.9
Building Products	0.9
Internet & Catalog Retail	0.7
Diversified Telecommunication Services	0.7
Technology Hardware, Storage & Peripherals	0.7
Construction & Engineering	0.7
Road & Rail	0.7
Trading Companies & Distributors	0.7
Independent Power and Renewable Electricity Producers	0.6
Paper & Forest Products	0.6
Life Sciences Tools & Services	0.6
Air Freight & Logistics	0.6
Consumer Finance	0.5
Real Estate Management & Development	0.5
Health Care Technology	0.4
Multiline Retail	0.4
Diversified Financial Services	0.4
Multi-Utilities	0.3
Containers & Packaging	0.3
Leisure Products	0.3
Airlines	0.3
Distributors	0.3
Water Utilities	0.2
Beverages	0.2
Personal Products	0.2
Household Products	0.2
Tobacco	0.2
Marine	0.2
Wireless Telecommunication Services	0.1
Construction Materials	0.1
Transportation Infrastructure	0.0	**
Industrial Conglomerates	0.0	**
Automobiles	0.0	**
Short Term Investments	24.8
Other Assets & Liabilities	(24.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

14

SPDR S&P 500 Buyback ETF —
Performance Summary & Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

					LYONDELLBASELL
DESCRIPTION	CIGNA CORP.	HASBRO, INC.	HCA HOLDINGS, INC.	ALTERA CORP.	INDUSTRIES NV (CLASS A)

MARKET VALUE	$188,244	180,992	180,170	178,125	175,984

% OF NET ASSETS	1.2	1.2	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Specialty Retail	9.8%
Insurance	8.1
Health Care Providers & Services	6.5
Chemicals	6.4
Media	5.9
Technology Hardware, Storage & Peripherals	4.8
Machinery	4.2
Capital Markets	4.2
Semiconductors & Semiconductor Equipment	4.0
Hotels, Restaurants & Leisure	4.0
Aerospace & Defense	3.9
IT Services	3.8
Communications Equipment	3.2
Internet Software & Services	2.9
Health Care Equipment & Supplies	2.9
Air Freight & Logistics	2.0
Oil, Gas & Consumable Fuels	2.0
Multiline Retail	1.8
Food Products	1.7
Airlines	1.7
Leisure Products	1.2
Internet & Catalog Retail	1.1
Software	1.1
Energy Equipment & Services	1.1
Diversified Financial Services	1.1
Consumer Finance	1.0
Containers & Packaging	1.0
Beverages	1.0
Food & Staples Retailing	1.0
Industrial Conglomerates	1.0
Trading Companies & Distributors	1.0
Automobiles	0.9
Construction & Engineering	0.9
Commercial Services & Supplies	0.9
Electronic Equipment, Instruments & Components	0.9
Textiles, Apparel & Luxury Goods	0.8
Short Term Investments	0.1
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

15

SPDR S&P 500 Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange-traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 9.90%, and the total return for the S&P 500 Growth Index (the “Index”) was 10.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.

The one year performance period got off to a good start as equities responded favorably to the July 3, 2014 U.S. Non-Farm Payroll report with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited.

Soft equity prices spilled over from the end of July into the beginning of August, 2014 amidst continuing conflict in global hotspots. Whether it was concern about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default, the Ukrainian civil war or stronger than expected economic data in the U.S. raised fears of imminent interest rate increases, investors had plenty of reasons to be worried.

However, markets began to rebound in late 2014 as they benefitted from the continued accommodative monetary policy backdrop. In fact, the S&P 500 crossed 2,000 for the first time ever on August 25, 2014. Markets were further lifted over the next few days by the report of a robust, revised 4.2% second quarter GDP growth rate along with a positive jump in consumer confidence. This rebound carried into the fourth quarter of 2014.

Broad domestic equity markets were adversely influenced in early 2015 by 2014 GDP, which came in somewhat weaker than expected at 2.6% versus a consensus estimate of 3.0%. However, negative sentiment was somewhat offset by personal consumption buoyed by gasoline below $2 per gallon in many parts of the country. Additionally, the Chicago Purchasing Managers Index improved to 59.4, well above the 50.0 line which delineates expansion from contraction.

After a turbulent January, 2015 for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated.

The positive tone of the U.S. economic data in late first quarter, 2015 pushed yields on U.S. 10 year bonds higher after having fallen sharply the prior month. U.S. equity markets traded down slightly on the jobs report as expectations increased that the U.S. economy was gaining strength and that the Federal Reserve may have an opportunity to raise rates in the not too distant future.

April provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence, the U.S. dollar declined nearly 4% for the month reflecting in part a softening in U.S. data and a later expected start to possible Fed rate hikes. Oil prices rose sharply in April with West Texas crude up 25.3% and Brent crude up 21.2%.

Global markets entered the month of May, 2015 digesting an initial first quarter 2015 GDP report released on April 29, 2015 showing a much lower than expected 0.2% annualized rate of growth. Despite the weak U.S. growth data, the month opened with global interest rates continuing to rise sharply on the heels of a selloff that began in late April.

16

SPDR S&P 500 Growth ETF —
Management’s Discussion of Fund Performance (continued)

The performance period ended in June, 2015 on an unsettling note by a steady stream of disquieting headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Gilead Sciences, Inc., and Walt Disney Co. The top negative contributors to the Fund’s performance were Intel Corp., Halliburton Co., and Schlumberger, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

17

SPDR S&P 500 Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

ONE YEAR	9.90%	9.95%	10.07%	9.90%	9.95%	10.07%

THREE YEARS	62.31%	62.22%	63.41%	17.52%	17.50%	17.80%

FIVE YEARS (1)	135.04%	135.24%	135.15%	18.64%	18.66%	18.65%

TEN YEARS (1)(2)	140.20%	140.28%	132.57%	9.16%	9.16%	8.81%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

18

SPDR S&P 500 Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2005 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through June 30, 2015.

19

SPDR S&P 500 Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	FACEBOOK, INC. (CLASS A)	WALT DISNEY CO.	GILEAD SCIENCES, INC.

MARKET VALUE	$41,645,866	20,589,176	10,411,442	10,269,404	9,922,998

% OF NET ASSETS	7.5	3.7	1.9	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	8.4%
Pharmaceuticals	7.2
Internet Software & Services	6.2
Software	6.1
Biotechnology	6.0
Media	5.4
IT Services	4.2
Real Estate Investment Trusts	4.0
Semiconductors & Semiconductor Equipment	3.8
Specialty Retail	3.7
Health Care Equipment & Supplies	3.2
Internet & Catalog Retail	3.0
Beverages	2.6
Oil, Gas & Consumable Fuels	2.4
Health Care Providers & Services	2.3
Chemicals	2.1
Communications Equipment	2.1
Tobacco	2.0
Aerospace & Defense	2.0
Hotels, Restaurants & Leisure	2.0
Household Products	1.7
Banks	1.5
Road & Rail	1.5
Textiles, Apparel & Luxury Goods	1.5
Food & Staples Retailing	1.4
Capital Markets	1.4
Food Products	1.1
Industrial Conglomerates	1.1
Air Freight & Logistics	0.8
Airlines	0.8
Consumer Finance	0.7
Energy Equipment & Services	0.6
Life Sciences Tools & Services	0.6
Multiline Retail	0.6
Diversified Financial Services	0.6
Household Durables	0.5
Insurance	0.5
Machinery	0.5
Multi-Utilities	0.5
Electronic Equipment, Instruments & Components	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Electric Utilities	0.3
Trading Companies & Distributors	0.2
Health Care Technology	0.2
Diversified Telecommunication Services	0.2
Electrical Equipment	0.2
Construction Materials	0.2
Containers & Packaging	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Building Products	0.1
Distributors	0.1
Automobiles	0.1
Diversified Consumer Services	0.1
Leisure Products	0.0	**
Construction & Engineering	0.0	**
Gas Utilities	0.0	**
Short Term Investments	2.1
Other Assets & Liabilities	(2.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

20

SPDR S&P 500 Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization, exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 4.40%, and the total return for the S&P 500 Value Index (the “Index”) was 4.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses along with cash drag and transaction costs around the annual rebalance in December contributed to the difference between the Fund’s performance and that of the Index.

During the quarter ended September 30, 2014, the equity markets were faced with much negative news on the geopolitical front. News of fighting in the Gaza Strip, the downing of the Malaysian airliner amid the conflict between Russia and Ukraine, and the spread of ISIS in the Middle East helped to keep stocks at bay in the first half of the quarter. However, as these conflicts began to subside temporarily, the US cheered a revised GDP number of 4.2% for the second quarter which led to a jump in consumer confidence and a gain of 3.6% in the S&P 500 Value Index for the month of August. Overall for the quarter, value stocks lagged growth stocks as the latter was led in large part by the strong performance in technology and telecommunications stocks while the former was hurt by the underperformance of the energy sector — as the price of crude oil and natural gas declined considerably — and industrial sector. The Value Index was able to squeeze out a gain of 0.3% over the three months.

The final quarter of 2014 saw continued strength for large cap equities after a rough start following global growth forecasts being slashed and geopolitical fears permeating the market. However, strong earnings from bank stocks reporting in October helped value stocks, and the markets as a whole, recover quickly. Republican victories in the mid-term elections enabled the market to continue its momentum and an upward revision in third quarter 2014 GDP to 3.9% didn’t hurt either. Once again, further declines in oil prices to fresh lows (declined 18% in November alone) resulted in energy stocks causing a relative drag on value indices. An underweight to Consumer Discretionary stocks hurt performance in the large cap value space somewhat as the declining energy prices emboldened consumers to open their wallets and spend. Despite this, the S&P 500 Value Index still had strong performance over the period advancing 4.8%.

For the first half of 2015, value stocks swung back and forth from one month to the next ending with a loss over the entire period of nearly 0.5%. A weaker than expected fourth quarter 2014 GDP number of 2.6% and gasoline prices tumbling below $2 per gallon in the US led to a sharp decline in value stocks in the first month of the new year as they fell nearly −4.5%. However, oil rebounded sharply in April, 2015 as Brent saw its biggest monthly gain (+21%) since 2009 to turn things around for a bit. Overall, however, it was more of the same as tilts toward energy and industrial issues, along with the expectation of rising interest rates caused value stocks to continue to lag growth stocks. In addition, an underweight to healthcare stocks, which were boosted by M&A activity and strong earnings, and technology stocks also contributed to the relative underperformance of value stocks to growth stocks of 5.5% over the 12 months ending June 30, 2015.

On an individual security level, the top positive contributors to the Fund’s performance were JPMorgan Chase & Co., UnitedHealth Group Inc., and Intel Corp. The top negative contributors to the Fund’s performance were ConocoPhillips, Chevron Corp., and Exxon Mobil Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

21

SPDR S&P 500 Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P 500 VALUE INDEX	VALUE	VALUE	S&P 500 VALUE INDEX

ONE YEAR	4.40%	4.44%	4.57%	4.40%	4.44%	4.57%

THREE YEARS	58.41%	58.46%	59.50%	16.57%	16.58%	16.85%

FIVE YEARS (1)	107.77%	107.97%	110.13%	15.75%	15.77%	16.01%

TEN YEARS (1)(2)	90.86%	90.89%	94.77%	6.68%	6.68%	6.89%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

22

SPDR S&P 500 Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2005 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through June 30, 2015.

23

SPDR S&P 500 Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	EXXON MOBIL	GENERAL ELECTRIC	JPMORGAN	BERKSHIRE HATHAWAY,
DESCRIPTION	CORP.	CO.	CHASE & CO.	INC. (CLASS B)	PFIZER, INC.

MARKET VALUE	$9,291,942	7,157,267	6,727,348	6,619,710	5,518,971

% OF NET ASSETS	4.0	3.1	2.9	2.9	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	11.4%
Oil, Gas & Consumable Fuels	11.2
Pharmaceuticals	5.7
Insurance	5.3
Diversified Telecommunication Services	4.6
Industrial Conglomerates	3.8
Health Care Providers & Services	3.7
Diversified Financial Services	3.6
Food & Staples Retailing	3.5
Capital Markets	3.4
Aerospace & Defense	3.3
Electric Utilities	3.0
Machinery	2.7
Chemicals	2.6
IT Services	2.5
Food Products	2.3
Energy Equipment & Services	2.0
Multi-Utilities	1.8
Household Products	1.8
Media	1.7
Hotels, Restaurants & Leisure	1.5
Beverages	1.5
Automobiles	1.3
Health Care Equipment & Supplies	1.1
Multiline Retail	1.0
Software	1.0
Consumer Finance	1.0
Electrical Equipment	1.0
Auto Components	0.9
Technology Hardware, Storage & Peripherals	0.9
Communications Equipment	0.9
Specialty Retail	0.8
Semiconductors & Semiconductor Equipment	0.8
Metals & Mining	0.7
Tobacco	0.6
Air Freight & Logistics	0.6
Real Estate Investment Trusts	0.5
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Containers & Packaging	0.3
Household Durables	0.3
Paper & Forest Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Life Sciences Tools & Services	0.2
Road & Rail	0.2
Construction & Engineering	0.2
Independent Power and Renewable Electricity Producers	0.2
Leisure Products	0.1
Trading Companies & Distributors	0.1
Biotechnology	0.1
Personal Products	0.1
Airlines	0.1
Building Products	0.1
Distributors	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1
Construction Materials	0.1
Gas Utilities	0.0 **
Diversified Consumer Services	0.0 **
Short Term Investments	3.1
Other Assets & Liabilities	(2.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

24

SPDR Russell Small Cap Completeness ETF —
Management’s Discussion of Fund Performance

The SPDR Russell Small Cap Completeness ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid to small capitalization, exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 6.03%, and the total return for the Russell Small Cap Completeness Index (the “Index”) was 6.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.

The one year performance period got off to a good start as equities responded favorably to the July 3, 2014 U.S. Non-Farm Payroll report with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited.

Soft equity prices spilled over from the end of July into the beginning of August, 2014 amidst continuing conflict in global hotspots. Whether it was concern about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default, the Ukrainian civil war or stronger than expected economic data in the U.S. raising fears of imminent interest rate increases, investors had plenty of reasons to be worried.

However, markets began to rebound in late 2014 as they benefitted from the continued accommodative monetary policy backdrop. In fact, the S&P 500 crossed 2,000 for the first time ever on August 25, 2014. Markets were further lifted over the next few days by the report of a robust, revised 4.2% second quarter GDP growth rate along with a positive jump in consumer confidence. This rebound carried into fourth quarter of 2014.

Broad domestic equity markets were adversely influenced in early 2015 by 2014 GDP, which came in somewhat weaker than expected at 2.6% versus a consensus estimate of 3.0%. However, negative sentiment was somewhat offset by personal consumption buoyed by gasoline below $2 per gallon in many parts of the country. Additionally, the Chicago Purchasing Managers Index improved to 59.4, well above the 50.0 line which delineates expansion from contraction.

After a turbulent January, 2015 for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated.

The positive tone of U.S. economic data in late first quarter of 2015 pushed yields on U.S. 10 year bonds higher after having fallen sharply the prior month. U.S. equity markets traded down slightly on the jobs report as expectations increased that the U.S. economy was gaining strength and that the Federal Reserve may have an opportunity to raise rates in the not too distant future.

April, 2015 provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence, the U.S. dollar declined nearly 4% for the month reflecting in part a softening in U.S. data and a later expected start to possible Fed rate hikes. Oil prices rose sharply in April with West Texas crude up 25.3% and Brent crude up 21.2%.

Global markets entered the month of May, 2015 digesting an initial first quarter 2015 GDP report released on April 29, 2015 showing a much lower than expected 0.2% annualized rate of growth. Despite the weak U.S. growth data, the month opened with global interest rates continuing to rise sharply on the heels of a selloff that began in late April.

25

SPDR Russell Small Cap Completeness ETF —
Management’s Discussion of Fund Performance (continued)

The performance period ended in June, 2015 on an unsettling note by a steady stream of disquieting headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

On an individual security level, the top positive contributors to the Fund’s performance were BioMarin Pharmaceutical Inc., Pharmacyclics, Inc., and American Airlines Group, Inc. The top negative contributors to the Fund’s performance were Whiting Petroleum Corp., Las Vegas Sands Corp., and Seadrill Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

26

SPDR Russell Small Cap Completeness ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell Small Cap Completeness ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.11%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES				DOW JONES
			U.S. MID-CAP	RUSSELL			U.S. MID-CAP	RUSSELL
	NET ASSET	MARKET	TOTAL STOCK	SMALL CAP	NET ASSET	MARKET	TOTAL STOCK	SMALL CAP
	VALUE	VALUE	MARKET INDEX	COMPLETENESS INDEX	VALUE	VALUE	MARKET INDEX	COMPLETENESS INDEX

ONE YEAR	6.03%	6.00%	7.47%	6.09%	6.03%	6.00%	7.47%	6.09%

THREE YEARS (1)	69.52%	69.64%	73.94%	69.39%	19.24%	19.26%	20.28%	19.22%

FIVE YEARS (1)	130.30%	130.45%	137.28%	129.09%	18.16%	18.17%	18.87%	18.04%

SINCE INCEPTION (1)(2)	148.56%	148.59%	154.73%	134.45%	9.90%	9.90%	10.19%	9.24%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	For the period November 8, 2005 to June 30, 2015.

27

SPDR Russell Small Cap Completeness ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through July 8, 2013 and the Russell Small Cap Completeness Index from July 9, 2013 through June 30, 2015.

28

SPDR Russell Small Cap Completeness ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

			LINKEDIN CORP.	BIOMARIN
DESCRIPTION	ILLUMINA, INC.	TESLA MOTORS, INC.	(CLASS A)	PHARMACEUTICAL, INC.	TWITTER, INC.

MARKET VALUE	$681,283	566,297	492,399	477,636	441,015

% OF NET ASSETS	0.7	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.8%
Banks	5.5
Biotechnology	5.1
Software	4.8
Insurance	4.0
Oil, Gas & Consumable Fuels	3.3
Hotels, Restaurants & Leisure	3.3
Machinery	3.2
Specialty Retail	3.1
Health Care Providers & Services	2.9
Media	2.9
Health Care Equipment & Supplies	2.8
IT Services	2.7
Internet Software & Services	2.7
Chemicals	2.5
Electronic Equipment, Instruments & Components	2.4
Semiconductors & Semiconductor Equipment	2.4
Capital Markets	1.8
Aerospace & Defense	1.6
Food Products	1.6
Energy Equipment & Services	1.5
Life Sciences Tools & Services	1.5
Commercial Services & Supplies	1.5
Professional Services	1.4
Communications Equipment	1.3
Household Durables	1.2
Pharmaceuticals	1.2
Airlines	1.0
Thrifts & Mortgage Finance	1.0
Metals & Mining	0.9
Building Products	0.9
Electric Utilities	0.9
Electrical Equipment	0.9
Textiles, Apparel & Luxury Goods	0.9
Road & Rail	0.8
Auto Components	0.8
Containers & Packaging	0.8
Gas Utilities	0.8
Trading Companies & Distributors	0.8
Diversified Consumer Services	0.8
Consumer Finance	0.8
Internet & Catalog Retail	0.8
Wireless Telecommunication Services	0.7
Real Estate Management & Development	0.7
Diversified Financial Services	0.7
Food & Staples Retailing	0.6
Automobiles	0.6
Construction & Engineering	0.6
Personal Products	0.5
Technology Hardware, Storage & Peripherals	0.5
Leisure Products	0.5
Multi-Utilities	0.4
Independent Power and Renewable Electricity Producers	0.4
Water Utilities	0.4
Diversified Telecommunication Services	0.4
Health Care Technology	0.4
Household Products	0.4
Paper & Forest Products	0.3
Distributors	0.3
Multiline Retail	0.3
Air Freight & Logistics	0.2
Industrial Conglomerates	0.2
Marine	0.2
Construction Materials	0.1
Transportation Infrastructure	0.1
Beverages	0.1
Tobacco	0.1
Short Term Investments	13.1
Other Assets & Liabilities	(12.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

29

SPDR S&P 400 Mid Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization, exchange-traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 8.92%, and the total return for the S&P MidCap 400 Growth Index (the “Index”) was 9.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.

The one year performance period got off to a good start as equities responded favorably to the July 3, 2014 U.S. Non-Farm Payroll report with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited.

Soft equity prices spilled over from the end of July into the beginning of August, 2014 amidst continuing conflict in global hotspots. Whether it was concern about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default, the Ukrainian civil war or stronger than expected economic data in the U.S. raising fears of imminent interest rate increases, investors had plenty of reasons to be worried.

However, markets began to rebound in late 2014 as they benefitted from the continued accommodative monetary policy backdrop. In fact, the S&P 500 crossed 2,000 for the first time ever on August 25, 2014. Markets were further lifted over the next few days by the report of a robust, revised 4.2% second quarter GDP growth rate along with a positive jump in consumer confidence. This rebound carried into fourth quarter of 2014.

Broad domestic equity markets were adversely influenced in early 2015 by 2014 GDP, which came in somewhat weaker than expected at 2.6% versus a consensus estimate of 3.0%. However, negative sentiment was somewhat offset by personal consumption buoyed by gasoline below $2 per gallon in many parts of the country. Additionally, the Chicago Purchasing Managers Index improved to 59.4, well above the 50.0 line which delineates expansion from contraction.

After a turbulent January, 2015 for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated.

The positive tone of U.S. economic data in late first quarter of 2015 pushed yields on U.S. 10 year bonds higher after having fallen sharply the prior month. U.S. equity markets traded down slightly on the jobs report as expectations increased that the U.S. economy was gaining strength and that the Federal Reserve may have an opportunity to raise rates in the not too distant future.

April, 2015 provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence, the U.S. dollar declined nearly 4% for the month reflecting in part a softening in U.S. data and a later than expected start to possible Fed rate hikes. Oil prices rose sharply in April with West Texas crude up 25.3% and Brent crude up 21.2.

Global markets entered the month of May, 2015 digesting an initial first quarter 2015 GDP report released on April 29, 2015 showing a much lower than expected 0.2% annualized rate of growth. Despite the weak U.S. growth data, the month opened with global interest rates continuing to rise sharply on the heels of a selloff that began in late April, 2015.

30

SPDR S&P 400 Mid Cap Growth ETF —
Management’s Discussion of Fund Performance (continued)

The performance period ended in June, 2015 on an unsettling note by a steady stream of disquieting headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

On an individual security level, the top positive contributors to the Fund’s performance were Skyworks Solutions, Inc., United Therapeutics Corp., and Hanesbrands, Inc. The top negative contributors to the Fund’s performance were Trimble Navigation, Ltd., SM Energy Co., and 3D Systems Corp..

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

31

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

ONE YEAR	8.92%	9.10%	9.04%	8.92%	9.10%	9.04%

THREE YEARS	64.66%	65.00%	65.81%	18.09%	18.17%	18.37%

FIVE YEARS (1)	130.03%	130.34%	132.40%	18.13%	18.16%	18.37%

SINCE INCEPTION (1)(2)	160.35%	160.60%	152.68%	10.43%	10.44%	10.09%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2015.

32

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through June 30, 2015.

33

SPDR S&P 400 Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	ADVANCE AUTO PARTS,	CHURCH & DWIGHT	SIGNET JEWELERS,	METTLER-TOLEDO	CENTENE
DESCRIPTION	INC.	CO., INC.	LTD.	INTERNATIONAL, INC.	CORP.

MARKET VALUE	$3,407,532	3,098,923	3,007,228	2,808,167	2,794,302

% OF NET ASSETS	1.4	1.3	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	12.8%
Software	8.2
Health Care Equipment & Supplies	5.8
Specialty Retail	4.6
IT Services	4.6
Machinery	4.4
Electronic Equipment, Instruments & Components	4.1
Health Care Providers & Services	3.8
Chemicals	3.6
Hotels, Restaurants & Leisure	2.9
Banks	2.6
Household Durables	2.6
Insurance	2.5
Capital Markets	2.4
Food Products	2.3
Leisure Products	1.8
Textiles, Apparel & Luxury Goods	1.7
Airlines	1.7
Commercial Services & Supplies	1.6
Media	1.5
Building Products	1.3
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	1.3
Energy Equipment & Services	1.3
Household Products	1.3
Electrical Equipment	1.3
Aerospace & Defense	1.2
Gas Utilities	1.2
Real Estate Management & Development	1.1
Diversified Financial Services	1.1
Distributors	1.1
Biotechnology	1.0
Communications Equipment	0.9
Diversified Consumer Services	0.8
Containers & Packaging	0.7
Life Sciences Tools & Services	0.7
Auto Components	0.6
Internet Software & Services	0.5
Personal Products	0.5
Metals & Mining	0.5
Construction Materials	0.5
Pharmaceuticals	0.4
Industrial Conglomerates	0.4
Trading Companies & Distributors	0.4
Professional Services	0.3
Marine	0.3
Water Utilities	0.3
Internet & Catalog Retail	0.3
Electric Utilities	0.3
Beverages	0.3
Consumer Finance	0.2
Multi-Utilities	0.2
Technology Hardware, Storage & Peripherals	0.1
Oil, Gas & Consumable Fuels	0.1
Multiline Retail	0.1
Automobiles	0.1
Food & Staples Retailing	0.1
Independent Power and Renewable Electricity Producers	0.1
Short Term Investments	7.0
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

34

SPDR S&P 400 Mid Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 3.31%, and the total return for the S&P MidCap 400 Value Index (the “Index”) was 3.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.

The one year performance period got off to a good start as equities responded favorably to the July 3, 2014 U.S. Non-Farm Payroll report with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited.

Soft equity prices spilled over from the end of July into the beginning of August, 2014 amidst continuing conflict in global hotspots. Whether it was concern about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default, the Ukrainian civil war or stronger than expected economic data in the U.S. raising fears of imminent interest rate increases, investors had plenty of reasons to be worried.

However, markets began to rebound in late 2014 as they benefitted from the continued accommodative monetary policy backdrop. In fact, the S&P 500 crossed 2,000 for the first time ever on August 25, 2014. Markets were further lifted over the next few days by the report of a robust, revised 4.2% second quarter GDP growth rate along with a positive jump in consumer confidence. This rebound carried into the fourth quarter of 2014.

Broad domestic equity markets were adversely influenced in early 2015 by 2014 GDP, which came in somewhat weaker than expected at 2.6% versus a consensus estimate of 3.0%. However, negative sentiment was somewhat offset by personal consumption buoyed by gasoline below $2 per gallon in many parts of the country. Additionally, the Chicago Purchasing Managers Index improved to 59.4, well above the 50.0 line which delineates expansion from contraction.

After a turbulent January, 2015 for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated.

The positive tone of U.S. economic data in late first quarter of 2015 pushed yields on U.S. 10 year bonds higher after having fallen sharply the prior month. U.S. equity markets traded down slightly on the jobs report as expectations increased that the U.S. economy was gaining strength and that the Federal Reserve may have an opportunity to raise rates in the not too distant future.

April, 2015 provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence, the U.S. dollar declined nearly 4% for the month reflecting in part a softening in U.S. data and a later expected start to possible Fed rate hikes. Oil prices rose sharply in April with West Texas crude up 25.3% and Brent crude up 21.2%.

Global markets entered the month of May, 2015 digesting an initial first quarter 2015 GDP report released on April 29, 2015 showing a much lower than expected 0.2% annualized rate of growth. Despite the weak U.S. growth data, the month opened with global interest rates continuing to rise sharply on the heels of a selloff that began in late April.

35

SPDR S&P 400 Mid Cap Value ETF —
Management’s Discussion of Fund Performance (continued)

The performance period ended in June, 2015 on an unsettling note by a steady stream of disquieting headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

On an individual security level, the top positive contributors to the Fund’s performance were HCC Insurance Holdings, Inc., Community Health Systems, Inc., and SL Green Realty Corp. The top negative contributors to the Fund’s performance were WPX Energy, Inc., MDU Resources Group, Inc., and Peabody Energy Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

36

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

ONE YEAR	3.31%	3.27%	3.53%	3.31%	3.27%	3.53%

THREE YEARS (1)	65.92%	66.25%	67.51%	18.39%	18.46%	18.78%

FIVE YEARS (1)	114.18%	114.26%	121.58%	16.45%	16.46%	17.25%

SINCE INCEPTION (1)(2)	117.51%	117.59%	129.28%	8.39%	8.40%	8.99%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2015.

37

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through June 30, 2015.

38

SPDR S&P 400 Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TOWERS WATSON & CO.		NEW YORK COMMUNITY	EVEREST RE GROUP,	COMMUNITY HEALTH
DESCRIPTION	(CLASS A)	HOLLYFRONTIER CORP.	BANCORP, INC.	LTD.	SYSTEMS, INC.

MARKET VALUE	$1,398,015	1,341,704	1,310,861	1,299,915	1,193,345

% OF NET ASSETS	1.1	1.1	1.0	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	8.9%
Insurance	8.0
Oil, Gas & Consumable Fuels	5.0
Real Estate Investment Trusts	4.9
Machinery	4.5
Electronic Equipment, Instruments & Components	4.4
Specialty Retail	4.3
Health Care Providers & Services	3.2
Chemicals	3.2
Semiconductors & Semiconductor Equipment	3.0
Energy Equipment & Services	3.0
Electric Utilities	3.0
Metals & Mining	2.8
Aerospace & Defense	2.3
Professional Services	2.2
Software	2.2
IT Services	2.2
Food Products	2.1
Containers & Packaging	2.1
Capital Markets	1.9
Gas Utilities	1.9
Commercial Services & Supplies	1.9
Multi-Utilities	1.8
Media	1.5
Technology Hardware, Storage & Peripherals	1.4
Thrifts & Mortgage Finance	1.3
Health Care Equipment & Supplies	1.3
Diversified Consumer Services	1.2
Construction & Engineering	1.2
Household Durables	1.2
Trading Companies & Distributors	1.1
Food & Staples Retailing	1.0
Communications Equipment	1.0
Personal Products	0.8
Electrical Equipment	0.8
Building Products	0.8
Hotels, Restaurants & Leisure	0.7
Paper & Forest Products	0.7
Life Sciences Tools & Services	0.6
Road & Rail	0.5
Multiline Retail	0.5
Industrial Conglomerates	0.4
Auto Components	0.4
Wireless Telecommunication Services	0.4
Health Care Technology	0.3
Diversified Financial Services	0.3
Consumer Finance	0.3
Water Utilities	0.2
Leisure Products	0.2
Marine	0.2
Automobiles	0.2
Textiles, Apparel & Luxury Goods	0.2
Independent Power and Renewable Electricity Producers	0.1
Short Term Investments	11.8
Other Assets & Liabilities	(11.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

39

SPDR S&P 600 Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 6.55%, and the total return for the S&P SmallCap 600 Index (the “Index”) was 6.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.

The one year performance period got off to a good start as equities responded favorably to the July 3, 2014 U.S. Non-Farm Payroll report with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited.

Soft equity prices spilled over from the end of July into the beginning of August, 2014 amidst continuing conflict in global hotspots. Whether it was concern about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default, the Ukrainian civil war or stronger than expected economic data in the U.S. raising fears of imminent interest rate increases, investors had plenty of reasons to be worried.

However, markets began to rebound in late 2014 as they benefitted from the continued accommodative monetary policy backdrop. In fact, the S&P 500 crossed 2,000 for the first time ever on August 25, 2014. Markets were further lifted over the next few days by the report of a robust, revised 4.2% second quarter GDP growth rate along with a positive jump in consumer confidence. This rebound carried into fourth quarter of 2014.

Broad domestic equity markets were adversely influenced in early 2015 by 2014 GDP, which came in somewhat weaker than expected at 2.6% versus a consensus estimate of 3.0%. However, negative sentiment was somewhat offset by personal consumption buoyed by gasoline below $2 per gallon in many parts of the country. Additionally, the Chicago Purchasing Managers Index improved to 59.4, well above the 50.0 line which delineates expansion from contraction.

After a turbulent January 2015 for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated.

The positive tone of the U.S. economic data in late first quarter, 2015 pushed yields on U.S. 10 year bonds higher after having fallen sharply the prior month. U.S. equity markets traded down slightly on the jobs report as expectations increased that the U.S. economy was gaining strength and that the Federal Reserve may have an opportunity to raise rates in the not too distant future.

April, 2015 provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence, the U.S. dollar declined nearly 4% for the month reflecting in part a softening in U.S. data and a later expected start to possible Fed rate hikes. Oil prices rose sharply in April, 2015 with West Texas crude up 25.3% and Brent crude up 21.2%.

Global markets entered the month of May, 2015 digesting an initial first quarter 2015 GDP report released on April 29, 2015 showing a much lower than expected 0.2% annualized rate of growth. Despite the weak U.S. growth data, the month opened with global interest rates continuing to rise sharply on the heels of a selloff that began in late April.

40

SPDR S&P 600 Small Cap ETF —
Management’s Discussion of Fund Performance (continued)

The performance period ended in June, 2015 on an unsettling note by a steady stream of disquieting headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

On an individual security level, the top positive contributors to the Fund’s performance were Skechers U.S.A., Inc., TriQuint Semiconductor, Inc., and Manhattan Associates, Inc. The top negative contributors to the Fund’s performance were U.S. Silica Holdings, Inc., Stone Energy Corp., and GT Advanced Technologies Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

41

SPDR S&P 600 Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	6.55%	6.56%	6.72%	6.55%	6.56%	6.72%

THREE YEARS	66.77%	66.72%	67.70%	18.59%	18.58%	18.82%

FIVE YEARS (1)	133.87%	133.91%	133.09%	18.52%	18.52%	18.44%

SINCE INCEPTION (1)(2)	150.86%	150.96%	132.69%	10.01%	10.01%	9.16%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to June 30, 2015.

42

SPDR S&P 600 Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through June 30, 2015.

43

SPDR S&P 600 Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	WEST PHARMACEUTICAL		CRACKER BARREL OLD	PAREXEL	MARKETAXESS
DESCRIPTION	SERVICES, INC.	TORO CO.	COUNTRY STORE, INC.	INTERNATIONAL CORP.	HOLDINGS, INC.

MARKET VALUE	$2,437,792	2,180,686	2,085,406	2,064,994	2,026,653

% OF NET ASSETS	0.6	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	8.4%
Real Estate Investment Trusts	7.7
Health Care Equipment & Supplies	4.8
Specialty Retail	4.2
Hotels, Restaurants & Leisure	4.2
Electronic Equipment, Instruments & Components	4.1
Semiconductors & Semiconductor Equipment	3.8
Machinery	3.7
Health Care Providers & Services	3.7
Commercial Services & Supplies	2.8
Insurance	2.7
Software	2.4
Chemicals	2.3
Internet Software & Services	2.0
IT Services	2.0
Pharmaceuticals	1.9
Aerospace & Defense	1.8
Textiles, Apparel & Luxury Goods	1.8
Gas Utilities	1.8
Energy Equipment & Services	1.8
Food Products	1.7
Household Durables	1.7
Capital Markets	1.7
Professional Services	1.5
Oil, Gas & Consumable Fuels	1.5
Paper & Forest Products	1.3
Metals & Mining	1.2
Thrifts & Mortgage Finance	1.2
Biotechnology	1.2
Building Products	1.2
Consumer Finance	1.2
Electrical Equipment	1.1
Communications Equipment	1.1
Construction & Engineering	1.0
Life Sciences Tools & Services	1.0
Health Care Technology	0.9
Electric Utilities	0.9
Air Freight & Logistics	0.9
Auto Components	0.8
Road & Rail	0.8
Airlines	0.7
Diversified Telecommunication Services	0.7
Media	0.6
Technology Hardware, Storage & Peripherals	0.6
Multi-Utilities	0.6
Trading Companies & Distributors	0.5
Diversified Financial Services	0.5
Distributors	0.5
Diversified Consumer Services	0.4
Food & Staples Retailing	0.3
Leisure Products	0.3
Internet & Catalog Retail	0.3
Marine	0.3
Household Products	0.2
Water Utilities	0.2
Construction Materials	0.2
Tobacco	0.2
Multiline Retail	0.2
Personal Products	0.1
Automobiles	0.1
Containers & Packaging	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1
Short Term Investments	15.3
Other Assets & Liabilities	(14.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

44

SPDR S&P 600 Small Cap Growth ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities exhibiting “growth” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 9.40%, and the total return for the S&P SmallCap 600 Growth Index (the “Index”) was 9.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s performance relative to the Index during the Reporting Period was within expectations. The performance differential can be attributed to the expenses of managing the Fund and slight variations between the Fund’s holdings and the Index constituents.

The Index was down 6.65% in the third quarter of 2014 driven largely from geopolitical risk. Investors were concerned about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default and the Ukrainian civil war. In addition, with stronger than expected economic data in the U.S. raised fears of imminent interest rate increases, investors had plenty of reasons to be worried.

The Index rebounded during the last quarter of 2014 by gaining 9.20%. Economic data continued to improve as indicated by the strong initial jobless claims report and a strong 3rd quarter GDP report. Personal income and spending continued to trend higher. Headline inflation decelerated on falling oil prices while core inflation remains stable. The drop in energy prices passed through to consumers in the form of lower gasoline prices. According to Janet Yellen, “The decline we have seen...is likely to be a net positive. It’s putting more money in [families] pockets...It’s like a tax cut.” As many Fed-watchers, including us had expected, the Federal Open Market Committee tweaked its forward guidance for rates in its latest policy statement, replacing “considerable time” with “patient”.

The Index was up 6.60% in the first quarter of 2015 based on the widely expected news on March 18, 2015 that the Fed removed the word “patient” from their post-meeting statement, setting the stage for a hike in rates. However, the Fed was also very careful to say that a lack of “patience” doesn’t mean that a rate hike is imminent. The equity market rallied on the news that a rate hike was not in the near future while the bond market was relatively flat.

The second quarter in 2015 was a fairly volatile quarter but ended up slightly as the Index returned 0.86% during this period. The Index was down 2.86% in April reflecting in part a softening in U.S. data and a later than expected start to possible Fed rate hikes. However, the Index rebounded in May as the Index gained 2.20% over upbeat news on housing starts and the May 20, 2015 Federal Open Market Committee minutes indicating that the first quarter 2015 GDP print may not really have been as weak as initially reported. In June, the Index ended up 1.59% after holding gains for the month until the last few days following the collapse of Greek bailout negotiations and surprise referendum by the Greek government.

On an individual security level, the top positive contributors to the Fund’s performance were Skechers U.S.A., Inc. (Class A), Manhattan Associates, Inc., and ABIOMED, Inc. The top negative contributors to the Fund’s performance were GT Advanced Technologies Inc., U.S. Silica Holdings, Inc., and Stone Energy Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

45

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

ONE YEAR	9.40%	9.45%	9.59%	9.40%	9.45%	9.59%

THREE YEARS	67.22%	67.30%	68.00%	18.69%	18.71%	18.89%

FIVE YEARS (1)	148.59%	148.73%	142.56%	19.98%	19.99%	19.39%

TEN YEARS (1)	180.51%	180.68%	154.21%	10.87%	10.87%	9.78%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

46

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2005 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through June 30, 2015.

47

SPDR S&P 600 Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		PAREXEL		JACK IN THE BOX,
DESCRIPTION	TORO CO.	INTERNATIONAL CORP.	CURTISS-WRIGHT CORP.	INC.	SYNAPTICS, INC.

MARKET VALUE	$5,828,809	5,542,686	5,383,668	5,153,305	4,994,895

% OF NET ASSETS	1.1	1.0	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	11.4%
Banks	6.5
Hotels, Restaurants & Leisure	6.0
Health Care Equipment & Supplies	5.9
Semiconductors & Semiconductor Equipment	4.3
Software	3.9
Health Care Providers & Services	3.6
Pharmaceuticals	3.4
Machinery	3.4
Internet Software & Services	3.4
Specialty Retail	3.3
Household Durables	2.6
Textiles, Apparel & Luxury Goods	2.5
Food Products	2.2
IT Services	2.0
Aerospace & Defense	1.9
Commercial Services & Supplies	1.9
Life Sciences Tools & Services	1.9
Biotechnology	1.8
Electronic Equipment, Instruments & Components	1.7
Consumer Finance	1.5
Capital Markets	1.5
Paper & Forest Products	1.4
Chemicals	1.3
Road & Rail	1.3
Insurance	1.2
Health Care Technology	1.2
Building Products	1.2
Professional Services	1.1
Oil, Gas & Consumable Fuels	1.1
Auto Components	1.0
Communications Equipment	1.0
Airlines	0.9
Technology Hardware, Storage & Peripherals	0.9
Distributors	0.9
Thrifts & Mortgage Finance	0.8
Diversified Telecommunication Services	0.7
Gas Utilities	0.7
Diversified Financial Services	0.6
Air Freight & Logistics	0.6
Electrical Equipment	0.6
Marine	0.5
Media	0.5
Energy Equipment & Services	0.5
Metals & Mining	0.5
Construction Materials	0.4
Construction & Engineering	0.4
Multi-Utilities	0.3
Diversified Consumer Services	0.3
Water Utilities	0.2
Internet & Catalog Retail	0.2
Household Products	0.2
Automobiles	0.2
Leisure Products	0.1
Multiline Retail	0.1
Personal Products	0.1
Short Term Investments	15.2
Other Assets & Liabilities	(14.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

48

SPDR S&P 600 Small Cap Value ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization, exchange-traded U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 3.50%, and the total return for the S&P SmallCap 600 Value Index (the “Index”) was 3.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s performance relative to the Index during the Reporting Period was within expectations. The performance differential can be attributed to the expenses of managing the Fund and slight variations between the Fund’s holdings and the Index constituents.

The Index was down 6.78% in the third quarter of 2014 driven largely from geopolitical risk. Investors were concerned about the broken cease fire in Gaza, ISIS advances in Iraq and Syria, the Argentinian default and the Ukrainian civil war. In addition, with stronger than expected economic data in the U.S. raised fears of imminent interest rate increases, thus investors had plenty of reasons to be worried.

The Index rebounded during the last quarter of 2014 by gaining 10.44%. Economic data continued to improve as indicated by the strong initial jobless claims report and a strong 3rd quarter GDP report. Personal income and spending continued to trend higher. Headline inflation decelerated on falling oil prices while core inflation remains stable. The drop in energy prices passed through to consumers in the form of lower gasoline prices. According to Janet Yellen, “The decline we have seen...is likely to be a net positive. It’s putting more money in [families] pockets...It’s like a tax cut.” As many Fed-watchers, including us had expected, the Federal Open Market Committee tweaked its forward guidance for rates in its latest policy statement, replacing “considerable time” with “patient”.

The Index was up 1.29% in the first quarter of 2015 based on the widely expected news on March 18, 2015 that the Fed removed the word “patient” from their post-meeting statement, setting the stage for a hike in rates. However, the Fed was also very careful to say that a lack of “patience” doesn’t mean that a rate hike is imminent. The equity market rallied on the news that a rate hike was not in the near future while the bond market was relatively flat.

The second quarter in 2015 was a fairly volatile quarter and ended slightly down as the Index returned −0.50% during this period. The Index was down 1.76% in April reflecting in part a softening in U.S. data and a later than expected start to possible Fed rate hikes. However, the Index rebounded in May as the Index gained 0.84% over upbeat news on housing starts and the May 20, 2015 Federal Open Market Committee minutes indicating that the first quarter 2015 GDP print may not really have been as weak as initially reported. In June, the Index ended up 0.45% after holding gains for the month until the last few days following the collapse of Greek bailout negotiations and surprise referendum by the Greek government.

On an individual security level, the top positive contributors to the Fund’s performance were TriQuint Semiconductor, Inc., Interactive Brokers Group, Inc. (Class A), and Casey’s General Stores, Inc. The top negative contributors to the Fund’s performance were Anixter International Inc., GT Advanced Technologies Inc., and Comstock Resources, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

49

SPDR S&P 600 Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.15%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

ONE YEAR	3.50%	3.56%	3.75%	3.50%	3.56%	3.75%

THREE YEARS	65.93%	65.92%	67.14%	18.39%	18.38%	18.69%

FIVE YEARS (1)	118.63%	118.72%	123.98%	16.93%	16.94%	17.50%

TEN YEARS (1)	142.26%	142.54%	130.97%	9.25%	9.26%	8.73%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

50

SPDR S&P 600 Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from June 30, 2005 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through June 30, 2015.

51

SPDR S&P 600 Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

			MEN’S WEARHOUSE,		SUSQUEHANNA
DESCRIPTION	ENERSYS	EMCOR GROUP, INC.	INC.	UIL HOLDINGS CORP.	BANCSHARES, INC.

MARKET VALUE	$3,552,878	3,403,469	3,342,147	2,965,516	2,925,692

% OF NET ASSETS	0.9	0.9	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	10.4%
Electronic Equipment, Instruments & Components	6.5
Specialty Retail	5.2
Insurance	4.1
Machinery	4.1
Real Estate Investment Trusts	3.9
Commercial Services & Supplies	3.8
Health Care Providers & Services	3.7
Health Care Equipment & Supplies	3.6
Chemicals	3.3
Semiconductors & Semiconductor Equipment	3.3
Energy Equipment & Services	3.1
Gas Utilities	3.0
Hotels, Restaurants & Leisure	2.2
Metals & Mining	2.0
Professional Services	2.0
IT Services	2.0
Capital Markets	1.9
Oil, Gas & Consumable Fuels	1.9
Electric Utilities	1.8
Aerospace & Defense	1.8
Construction & Engineering	1.8
Electrical Equipment	1.7
Thrifts & Mortgage Finance	1.6
Food Products	1.3
Communications Equipment	1.2
Building Products	1.2
Textiles, Apparel & Luxury Goods	1.1
Air Freight & Logistics	1.1
Paper & Forest Products	1.1
Trading Companies & Distributors	1.0
Software	1.0
Household Durables	0.9
Multi-Utilities	0.9
Consumer Finance	0.8
Media	0.7
Internet Software & Services	0.7
Food & Staples Retailing	0.7
Diversified Telecommunication Services	0.6
Auto Components	0.6
Health Care Technology	0.6
Biotechnology	0.5
Airlines	0.5
Leisure Products	0.5
Diversified Consumer Services	0.5
Tobacco	0.4
Road & Rail	0.4
Pharmaceuticals	0.4
Technology Hardware, Storage & Peripherals	0.4
Diversified Financial Services	0.3
Internet & Catalog Retail	0.3
Household Products	0.3
Personal Products	0.2
Multiline Retail	0.2
Water Utilities	0.2
Containers & Packaging	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1
Life Sciences Tools & Services	0.1
Distributors	0.1
Short Term Investments	12.9
Other Assets & Liabilities	(12.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

52

SPDR Global Dow ETF —
Management’s Discussion of Fund Performance

The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −1.25%, and the total return for The Global Dow (the “Index”) was −1.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and the effects of compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

Optimism in the global markets was short-lived in the third quarter of 2014 due to fights in Gaza between Israel and Hamas, concerns with European bank debts, and tensions between the West and Russia. European shares tumbled on the expectation that further economic sanctions could cripple the fragile Russian economy. 2015 also began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing by the European Central Bank (ECB). By the end of first quarter of 2015, Denmark, Singapore, India and Turkey also eased policy by cutting interest rates while Brazil hiked rates. Drama in Greece began anew surrounding their debt and required austerity measures, again sending European equities lower. By the second quarter of 2015, any modest positive gains were wiped out and global markets became unsettled by a steady stream of worrying headlines from Europe as increasingly acrimonious negotiations between Greece and the Troika (European Commission, European Central Bank and International Monetary Fund) to extend an existing bailout agreement came to an impasse.

On an individual security level, the top positive contributors to the Fund’s performance were Sony Corporation, UnitedHealth Group Inc., and Southwest Airlines Co. The top negative contributors to the Fund’s performance were Freeport-McMoRan, Inc., Vale SA Preference shares and Canadian Oil Sands, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

53

SPDR Global Dow ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.50%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	GLOBAL DOW INDEX (2)	VALUE	VALUE	GLOBAL DOW INDEX (2)

ONE YEAR	−1.25%	−0.84%	−1.37%	−1.25%	−0.84%	−1.37%

THREE YEARS	46.26%	46.79%	46.63%	13.51%	13.65%	13.62%

FIVE YEARS (1)	62.35%	62.99%	64.04%	10.18%	10.26%	10.41%

TEN YEARS (1)	42.21%	42.57%	N/A	3.58%	3.61%	N/A

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

54

SPDR Global Dow ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Index returns represent the Fund’s prior benchmark index from December 31, 2004 through May 1, 2011 and the Global Dow Index from May 2, 2011 through June 30, 2015.

55

SPDR Global Dow ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		UNITEDHEALTH GROUP,
DESCRIPTION	SONY CORP.	INC.	STARBUCKS CORP.	NIKE, INC. (CLASS B)	AMAZON.COM, INC.

MARKET VALUE	$1,054,079	1,050,908	1,045,921	971,424	966,718

% OF NET ASSETS	1.0	1.0	1.0	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	10.0%
Oil, Gas & Consumable Fuels	6.8
Pharmaceuticals	5.4
Metals & Mining	3.7
Capital Markets	3.6
Food & Staples Retailing	3.6
Wireless Telecommunication Services	3.1
Internet Software & Services	2.9
Aerospace & Defense	2.8
Technology Hardware, Storage & Peripherals	2.8
Insurance	2.6
Chemicals	2.5
Hotels, Restaurants & Leisure	2.5
Electric Utilities	2.3
Media	2.3
Health Care Equipment & Supplies	2.2
Automobiles	2.2
IT Services	2.1
Diversified Telecommunication Services	2.0
Industrial Conglomerates	2.0
Machinery	1.9
Communications Equipment	1.9
Health Care Providers & Services	1.8
Household Durables	1.8
Multi-Utilities	1.6
Textiles, Apparel & Luxury Goods	1.6
Internet & Catalog Retail	1.6
Biotechnology	1.5
Electrical Equipment	1.5
Food Products	1.4
Diversified Financial Services	1.4
Air Freight & Logistics	1.4
Beverages	1.4
Semiconductors & Semiconductor Equipment	1.3
Household Products	1.3
Trading Companies & Distributors	1.3
Software	1.3
Specialty Retail	0.9
Auto Components	0.7
Airlines	0.7
Construction & Engineering	0.7
Tobacco	0.7
Building Products	0.6
Consumer Finance	0.6
Road & Rail	0.6
Energy Equipment & Services	0.6
Short Term Investments	7.0
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

56

SPDR Dow Jones REIT ETF —
Management’s Discussion of Fund Performance

The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 4.97%, and the total return for the Dow Jones U.S. Select REIT Index (the “Index”) was 5.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

Real Estate Investment Trusts (REITs) had an up and down fiscal year lagging the S&P 500 during the first and fourth quarters and beating it during the middle quarters. There was significant outperformance in the second fiscal quarter when REITs beat the broader market by over 10%. Unfortunately, the fourth quarter lagged the S&P 500 by a similar percentage leading the Index to underperform as a whole by over 2.20% versus the market for the fiscal year. The success of the second quarter stemmed from a decrease in bond yields where REITs benefited from investors seeking higher income alternatives. The fiscal year ended on a downturn for REITs, however, as 10-year US Treasury yields rose by roughly 0.40% and the economic situation in Greece led to more volatile bond markets.

On an individual security level, the top positive contributors to the Fund’s performance were Simon Property Group, Inc., Equity Residential, and AvalonBay Communities, Inc. The top negative contributors to the Fund’s performance were HCP, Inc., Senior Housing Properties Trust, and Prologis, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

57

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.25%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES U.S.	NET ASSET	MARKET	DOW JONES U.S.
	VALUE	VALUE	SELECT REIT INDEX	VALUE	VALUE	SELECT REIT INDEX

ONE YEAR	4.97%	4.96%	5.21%	4.97%	4.96%	5.21%

THREE YEARS	27.37%	27.40%	28.34%	8.40%	8.41%	8.68%

FIVE YEARS	93.75%	93.59%	96.21%	14.14%	14.12%	14.43%

TEN YEARS	90.16%	90.21%	92.73%	6.64%	6.64%	6.78%

58

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

59

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	SIMON PROPERTY			HEALTH CARE REIT,	AVALONBAY
DESCRIPTION	GROUP, INC.	PUBLIC STORAGE	EQUITY RESIDENTIAL	INC.	COMMUNITIES, INC.

MARKET VALUE	$279,456,713	138,931,460	132,522,992	119,533,560	109,648,278

% OF NET ASSETS	9.8	4.9	4.6	4.2	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	26.8%
Retail REITs	25.7
Residential REITs	20.2
Office REITs	16.0
Industrial REITs	5.3
Diversified REITs	4.8
Hotel & Resort REITs	0.7
Short Term Investments	3.7
Other Assets & Liabilities	(3.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

60

SPDR S&P Bank ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Bank ETF (the “Fund”), seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 10.36%, and the total return for the S&P Banks Select Industry Index (the “Index”) was 10.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and the effects of compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

Banks assets delivered positive returns in 9 of the 12 months ending June 30, 2015, buoyed by mostly positive news from the Federal Reserve’s latest stress tests on the 31 largest U.S. banks and subsequent excitement over increased dividends and share repurchase programs from those institutions. Furthermore, banks have been beneficiaries of strong jobs data and continuing signs of a potential Fed rate hike, given that higher short-term rates would allow banks to earn greater returns on their holdings. The growth in job numbers translates into higher personal income and increased consumer spending, a facilitator for growth in bank stocks.

On an individual security level, the top positive contributors to the Fund’s performance were Bank of the Ozarks, Inc., Susquehanna Bancshares, Inc., and First Horizon National Corp. The top negative contributors to the Fund’s performance were UMB Financial Corp., Popular, Inc., and Ocwen Financial Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

61

SPDR S&P Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P BANKS SELECT	NET ASSET	MARKET	S&P BANKS SELECT
	VALUE	VALUE	INDUSTRY INDEX (3)	VALUE	VALUE	INDUSTRY INDEX (3)

ONE YEAR	10.36%	10.38%	10.74%	10.36%	10.38%	10.74%

THREE YEARS	73.19%	73.24%	75.27%	20.09%	20.10%	20.58%

FIVE YEARS (1)	71.58%	71.68%	N/A	11.40%	11.41%	N/A

SINCE INCEPTION (1)(2)	−8.89%	−8.85%	N/A	−0.96%	−0.96%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2014.
(3)	The S&P Banks Select Industry Index inception date is September 12, 2011.

62

SPDR S&P Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through June 30, 2015.

63

SPDR S&P Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TEXAS CAPITAL	UNITED BANKSHARES,	FIRST HORIZON	RADIAN GROUP,	VALLEY NATIONAL
DESCRIPTION	BANCSHARES, INC.	INC.	NATIONAL CORP.	INC.	BANCORP

MARKET VALUE	$49,555,862	49,145,129	48,793,512	48,743,695	48,695,893

% OF NET ASSETS	1.6	1.6	1.6	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	71.6%
Thrifts & Mortgage Finance	14.2
Diversified Banks	6.2
Other Diversified Financial Services	4.6
Asset Management & Custody Banks	3.1
Short Term Investments	9.8
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

64

SPDR S&P Capital Markets ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 4.92%, and the total return for the S&P Capital Markets Select Industry Index (the “Index”) was 5.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and the effects of compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Capital markets continued to strengthen toward the end of 2014 as debt markets continued to thrive in low interest rate environment and the IPO market reached levels not seen since 2000. The merger and acquisitions market picked up in the third quarter of 2014 as well as the U.S. economy hit more sold ground and companies became more comfortable with capitalizing on consolidation opportunities across sector and size. During the first six months of 2015, the U.S. market, as gauged by the S&P 500 Index, was extremely tentative in direction. Capital markets performed similarly as increased regulations in the marketplace resulted in more heavily scrutinized long term financing and alternative investments.

On an individual security level, the top positive contributors to the Fund’s performance were Wisdomtree Investments, Inc., SEI Investments Co., and Janus Capital Group Inc. The top negative contributors to the Fund’s performance were Virtus Investment Partners, Inc., FXCM Inc. (Class A), and RCS Capital Corp. (Class A).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

65

SPDR S&P Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P CAPITAL MARKETS			S&P CAPITAL MARKETS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR	4.92%	4.99%	5.03%	4.92%	4.99%	5.03%

THREE YEARS	75.85%	76.05%	77.55%	20.70%	20.75%	21.11%

FIVE YEARS (1)	84.62%	84.75%	N/A	13.05%	13.06%	N/A

SINCE INCEPTION (1)(2)	17.15%	17.17%	N/A	1.65%	1.66%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to June 30, 2015.
(3)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

66

SPDR S&P Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through June 30, 2015.

67

SPDR S&P Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	INTERACTIVE			ARTISAN	EVERCORE
	BROKERS GROUP,	LAZARD, LTD.	VIRTUS INVESTMENT	PARTNERS ASSET	PARTNERS, INC.
DESCRIPTION	INC. (CLASS A)	(CLASS A)	PARTNERS, INC.	MANAGEMENT, INC.	(CLASS A)

MARKET VALUE	$5,027,181	4,932,979	4,899,333	4,822,780	4,813,880

% OF NET ASSETS	2.8	2.8	2.8	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Asset Management & Custody Banks	55.3%
Investment Banking & Brokerage	41.6
Diversified Capital Markets	1.9
Mortgage REITs	0.9
Short Term Investments	7.7
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

68

SPDR S&P Insurance ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 8.05%, and the total return for the S&P Insurance Select Industry Index (the “Index”) was 8.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees contributed to the difference between the Fund’s performance and that of the Index.

Insurance companies have been on the rebound since the financial crisis of 2007-2008. Over the last fiscal year, the S&P Insurance Select Industry Index experienced returns in line with the broader U.S. benchmarks. Although stock returns were average, the underlying companies had mixed earnings results, mainly due to economic uncertainty. Insurance companies derive much of their profit from collecting and investing premiums from customers. An increase in yields and interest rates would have been beneficial to the entire industry, but the Federal Reserve declined an opportunity to implement a rate hike during the last year.

On an individual security level, the top positive contributors to the Fund’s performance were HCC Insurance Holdings, Inc., First American Financial Corp., and Endurance Specialty Holdings Ltd. The top negative contributors to the Fund’s performance were Loews Corp., MBIA Inc., and Genworth Financial, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

69

SPDR S&P Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INSURANCE			S&P INSURANCE
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR	8.05%	8.02%	8.43%	8.05%	8.02%	8.43%

THREE YEARS	76.58%	76.65%	78.67%	20.87%	20.88%	21.36%

FIVE YEARS (1)	111.14%	111.15%	N/A	16.12%	16.12%	N/A

SINCE INCEPTION (1)(2)	54.30%	54.28%	N/A	4.60%	4.60%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to June 30, 2015.
(3)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

70

SPDR S&P Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from November 8, 2005 (inception) through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through June 30, 2015.

71

SPDR S&P Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

			AMERICAN EQUITY
	FIRST AMERICAN	ENDURANCE SPECIALTY	INVESTMENT LIFE	ARCH CAPITAL	HANOVER INSURANCE
DESCRIPTION	FINANCIAL CORP.	HOLDINGS, LTD.	HOLDING CO.	GROUP, LTD.	GROUP, INC.

MARKET VALUE	$8,187,428	8,149,362	7,917,497	7,893,714	7,880,272

% OF NET ASSETS	2.2	2.2	2.1	2.1	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Property & Casualty Insurance	35.7%
Life & Health Insurance	23.6
Reinsurance	16.4
Multi-line Insurance	14.1
Insurance Brokers	10.0
Short Term Investments	3.9
Other Assets & Liabilities	(3.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

72

SPDR S&P Regional Banking ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 11.40%, and the total return for the S&P Regional Banks Select Industry Index (the “Index”) was 11.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, transaction costs and the effects of compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

The third quarter of 2014 got off to a good start for regional banks as they were backed by the continuing accommodative monetary policy. The U.S, Federal Reserve continued to hint of an increase in the short-term interest rate some time in 2015, which signaled improved prospects for regional banks. An increase in the Fed rate leads to a directly proportional increase in the banks’ net interest income, which tends to be their main source of revenue. Also, as the U.S. economic growth steadily improved in 2015, regional banks witnessed a significant uptick in loan growth and operating conditions related to auto-lending and credit cards. Rising property prices led to an increase in commercial real-estate lending and an increase in industrial loans also bode well to the balance sheets of regional banks.

On an individual security level, the top positive contributors to the Fund’s performance were Western Alliance Bancorp., Bank of the Ozarks, Inc., and Susquehanna Bancshares, Inc. The top negative contributors to the Fund’s performance were Bancorp, Inc., Popular, Inc., and OFG Bancorp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

73

SPDR S&P Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P REGIONAL BANKS			S&P REGIONAL BANKS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

ONE YEAR	11.40%	11.46%	11.83%	11.40%	11.46%	11.83%

THREE YEARS	70.03%	69.91%	72.14%	19.35%	19.33%	19.86%

FIVE YEARS (1)	108.70%	108.80%	N/A	15.85%	15.86%	N/A

SINCE INCEPTION (1)(2)	14.42%	14.45%	N/A	1.50%	1.51%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period June 19, 2006 to June 30, 2015.
(3)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

74

SPDR S&P Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Index returns represent the Fund’s prior benchmark index from June 19, 2006 (inception) through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through June 30, 2015.

75

SPDR S&P Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		FIRST CITIZENS
	STERLING	BANCSHARES, INC.	TEXAS CAPITAL	UNITED BANKSHARES,	FIRST HORIZON
DESCRIPTION	BANCORP	(CLASS A)	BANCSHARES, INC.	INC.	NATIONAL CORP.

MARKET VALUE	$35,576,793	35,522,763	35,376,469	35,086,997	34,831,057

% OF NET ASSETS	1.3	1.3	1.3	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	95.0%
Thrifts & Mortgage Finance	4.9
Short Term Investments	6.1
Other Assets & Liabilities	(6.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

76

SPDR Morgan Stanley Technology ETF —
Management’s Discussion of Fund Performance

The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded electronics-based technology companies. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 6.27%, and the total return for the Morgan Stanley Technology Index (the “Index”) was 6.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s performance relative to the Index during the Reporting Period was within expectations. The performance differential can be attributed to the expenses of managing the Fund and slight variations between the Fund’s holdings and the Index constituents.

Over the fiscal year, the Fund experienced positive returns in all quarters except for the first quarter of 2015. The Fund is composed purely of electronic-based technology companies. The best performing industries were Internet & Catalog Retail and Internet Software & Services. The Software industry is always evolving as technology and customer demands continue to change. This year was no different. The key trends during the fiscal year were data protection, clouds, and social intelligence gathering. There was also an interesting dynamic of companies spinning off divisions in order to separate functionality and create new revenue streams. Two examples of this over the past fiscal year were Symantec’s separation of their cybersecurity unit and the recent eBay/Paypal split.

On an individual security level, the top positive contributors to the Fund’s performance were Netflix, Inc., Amazon.com, Inc., and Apple Inc. The top negative contributors to the Fund’s performance were VMware, Inc. (Class A), QUALCOMM Inc., and SanDisk Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

77

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MORGAN STANLEY	NET ASSET	MARKET	MORGAN STANLEY
	VALUE	VALUE	TECHNOLOGY INDEX	VALUE	VALUE	TECHNOLOGY INDEX

ONE YEAR	6.27%	6.25%	6.64%	6.27%	6.25%	6.64%

THREE YEARS	61.60%	61.59%	63.83%	17.35%	17.35%	17.90%

FIVE YEARS	104.78%	104.89%	109.48%	15.41%	15.43%	15.94%

TEN YEARS	127.01%	127.10%	137.51%	8.54%	8.55%	9.04%

78

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

79

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

					COGNIZANT
			SALESFORCE.COM,	JUNIPER NETWORKS,	TECHNOLOGY SOLUTIONS
DESCRIPTION	NETFLIX, INC.	AMAZON.COM, INC.	INC.	INC.	CORP. (CLASS A)

MARKET VALUE	$22,310,997	16,699,008	13,431,070	13,356,241	13,180,595

% OF NET ASSETS	5.4	4.1	3.3	3.2	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Software	17.0%
IT Services	16.7
Internet Software & Services	14.2
Communications Equipment	13.4
Technology Hardware, Storage & Peripherals	13.4
Internet & Catalog Retail	12.4
Semiconductors & Semiconductor Equipment	10.4
Electronic Equipment, Instruments & Components	2.4
Short Term Investments	7.1
Other Assets & Liabilities	(7.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

80

SPDR S&P Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 4.45%, and the total return for the S&P High Yield Dividend Aristocrats Index (the “Index”) was 4.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) all contributed to the difference between the Fund’s performance and that of the Index.

With its focus on higher yielding dividend companies, the Fund does tend to own securities which are in industries considered defensive. During periods of market uncertainty, higher yielding stocks are thought of as defensive since their dividends are thought to offer a cushion against market downturns. Despite the positive returns over the past twelve months, there have been periods of market uncertainty due to the slowdown of the Chinese economy, continued geopolitical tensions surrounding Ukraine, and the prolonged Greece bailout negotiations, where higher yielding dividend stocks performed well. With interest rates potentially lower for longer than many market participants anticipated, dividend stocks have remained an important source of yield for many.

On an individual security level, the top positive contributors to the Fund’s performance were Target Corp., Leggett & Platt, Inc., and Lowe’s Companies, Inc. The top negative contributors to the Fund’s performance were Realty Income Corp., Chevron Corp., and MDU Resources Group, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

81

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH			S&P HIGH
	NET ASSET	MARKET	YIELD DIVIDEND	NET ASSET	MARKET	YIELD DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

ONE YEAR	4.45%	4.40%	4.85%	4.45%	4.40%	4.85%

THREE YEARS	54.00%	53.93%	55.78%	15.48%	15.46%	15.94%

FIVE YEARS	103.00%	102.97%	106.87%	15.21%	15.21%	15.65%

SINCE INCEPTION (1)	107.30%	107.26%	111.95%	7.85%	7.85%	8.10%

(1)	For the period November 8, 2005 to June 30, 2015.

82

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

83

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		PEOPLE’S UNITED		CONSOLIDATED	REALTY INCOME
DESCRIPTION	AT&T, INC.	FINANCIAL, INC.	HCP, INC.	EDISON, INC.	CORP.

MARKET VALUE	$355,958,920	275,503,101	266,942,566	236,665,705	235,964,900

% OF NET ASSETS	2.7	2.1	2.1	1.8	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.7%
Chemicals	6.9
Insurance	6.8
Machinery	6.6
Gas Utilities	6.1
Banks	5.6
Household Products	5.0
Multi-Utilities	4.8
Beverages	3.4
Capital Markets	3.2
Food & Staples Retailing	3.1
Oil, Gas & Consumable Fuels	3.1
Containers & Packaging	3.0
Health Care Equipment & Supplies	3.0
Food Products	2.9
Pharmaceuticals	2.9
Diversified Telecommunication Services	2.7
Aerospace & Defense	1.9
Industrial Conglomerates	1.9
Hotels, Restaurants & Leisure	1.6
Electrical Equipment	1.5
Household Durables	1.4
Metals & Mining	1.3
Distributors	1.2
Multiline Retail	1.2
Semiconductors & Semiconductor Equipment	1.1
IT Services	1.0
Specialty Retail	0.9
Wireless Telecommunication Services	0.9
Trading Companies & Distributors	0.8
Textiles, Apparel & Luxury Goods	0.7
Water Utilities	0.7
Health Care Providers & Services	0.6
Air Freight & Logistics	0.6
Building Products	0.6
Diversified Financial Services	0.6
Media	0.5
Software	0.5
Commercial Services & Supplies	0.5
Short Term Investments	4.8
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

84

SPDR S&P Aerospace & Defense ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 15.63%, and the total return for the S&P Aerospace & Defense Select Industry Index (the “Index”) was 16.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Aerospace & Defense industry had a positive return for the fiscal year more than doubling the return of the S&P 500 over that period. All of these gains came during the second and third quarters of the fiscal year. Aerospace, in particular, had a positive fiscal year as a strengthening economy and an emergence of new regional destinations led to increased tourism. Low interest rates and oil prices also helped the sub-industry during this time. Defense, however, did not share in the same success primarily due to federal budget constraints and increased competition from both domestic and international companies. The lag from Defense was easily overcome by the gains in Aerospace allowing for the overall outperformance versus the broader market.

On an individual security level, the top positive contributors to the Fund’s performance were TASER International, Inc., Spirit AeroSystems Holdings, Inc. (Class A), and Exelis, Inc. The top negative contributors to the Fund’s performance were Esterline Technologies Corp., Precision Castparts Corp., and B/E Aerospace Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

85

SPDR S&P Aerospace & Defense ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P AEROSPACE &			S&P AEROSPACE &
	NET ASSET	MARKET	DEFENSE SELECT	NET ASSET	MARKET	DEFENSE SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	15.63%	15.68%	16.04%	15.63%	15.68%	16.04%

THREE YEARS	104.89%	104.93%	107.31%	27.01%	27.02%	27.53%

SINCE INCEPTION (1)	143.53%	143.60%	146.97%	26.74%	26.75%	27.23%

(1)	For the period September 28, 2011 to June 30, 2015.

86

SPDR S&P Aerospace & Defense ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

87

SPDR S&P Aerospace & Defense ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		SPIRIT AEROSYSTEMS
	ESTERLINE	HOLDINGS, INC.		GENERAL DYNAMICS	TELEDYNE
DESCRIPTION	TECHNOLOGIES CORP.	(CLASS A)	HEXCEL CORP.	CORP.	TECHNOLOGIES, INC.

MARKET VALUE	$6,024,153	5,899,305	5,887,475	5,874,751	5,863,507

% OF NET ASSETS	3.8	3.7	3.7	3.7	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Aerospace & Defense	99.9%
Short Term Investments	15.9
Other Assets & Liabilities	(15.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

88

SPDR S&P Biotech ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 65.37%, and the total return for the S&P Biotechnology Select Industry Index (the “Index”) was 64.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending income contributed to the difference between the Fund’s performance and that of the Index.

Biotech has been one of the best performing industries over the last five years and this trend continued throughout the prior fiscal year. The success of the companies in the Biotech Select Industry Index has been driven by FDA drug approvals and mergers and acquisitions across the industry. The companies have also increased sales, net income, and earnings while simultaneously lowering costs, which have boosted bottom line profits. Demand for health care across the United States continues to grow due to the Affordable Care Act, desire for new and innovative drugs, and the aging population.

On an individual security level, the top positive contributors to the Fund’s performance were Puma Biotechnology, Inc., Receptos, Inc., and bluebird bio, Inc. The top negative contributors to the Fund’s performance were MannKind Corp., Arrowhead Research Corp., and Organovo Holdings, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

89

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P BIOTECHNOLOGY			S&P BIOTECHNOLOGY
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	65.37%	65.36%	64.03%	65.37%	65.36%	64.03%

THREE YEARS	190.80%	190.96%	186.40%	42.74%	42.76%	42.05%

FIVE YEARS	396.46%	396.67%	391.45%	37.78%	37.79%	37.50%

SINCE INCEPTION (1)	427.23%	427.32%	429.07%	19.32%	19.32%	19.37%

(1)	For the period January 31, 2006 to June 30, 2015.

90

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

91

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	RADIUS	KYTHERA	ZIOPHARM
DESCRIPTION	HEALTH, INC.	BIOPHARMACEUTICALS, INC.	ONCOLOGY, INC.	NOVAVAX, INC.	EPIZYME, INC.

MARKET VALUE	$36,192,352	35,273,472	32,674,716	31,982,639	31,713,264

% OF NET ASSETS	1.3	1.3	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	99.9%
Short Term Investments	21.1
Other Assets & Liabilities	(21.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

92

SPDR S&P Health Care Equipment ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 21.52%, and the total return for the S&P Health Care Equipment Select Industry Index (the “Index”) was 21.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security mis-weights, transaction costs and the effects of compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

Health Care Equipment Services continued to enjoy double digit positive returns during this Reporting Period. Strong performance was a result of continued growing M&A activity and new product advancement. Great strides continued to be made in new health care product development, especially in the areas of cardiology, diabetes-related medical equipment and digital imaging. Overall, demand for healthcare equipment has continued to rise as a result of the growing population and rising awareness among people of the importance of self- monitoring of chronic conditions. The trend of preventive healthcare is also growing in demand leading to an increased usage of self-monitoring devices and home based recovery aids. On a similar note, the industry has experienced a great deal of growth within the refurbished medical equipment market and franchising as medical demands continue to outweigh supply.

On an individual security level, the top positive contributors to the Fund’s performance were ABIOMED, Inc., ZELTIQ Aesthetics, Inc., and DexCom, Inc. The top negative contributors to the Fund’s performance were Accuray Inc., Anika Therapeutics, Inc., and STAAR Surgical Co.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

93

SPDR S&P Health Care Equipment ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
	NET ASSET	MARKET	EQUIPMENT SELECT	NET ASSET	MARKET	EQUIPMENT SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	21.52%	21.52%	21.73%	21.52%	21.52%	21.73%

THREE YEARS	70.83%	71.16%	72.17%	19.54%	19.62%	19.87%

SINCE INCEPTION (1)	95.38%	95.35%	97.94%	16.33%	16.33%	16.69%

(1)	For the period January 26, 2011 to June 30, 2015.

94

SPDR S&P Health Care Equipment ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

95

SPDR S&P Health Care Equipment ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	DEXCOM, INC.	EDWARDS LIFESCIENCES CORP.	ZELTIQ AESTHETICS, INC.	ALERE, INC.	INSULET CORP.

MARKET VALUE	$868,023	838,201	823,333	815,040	814,441

% OF NET ASSETS	1.9	1.8	1.8	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Equipment	73.7%
Health Care Supplies	26.3
Short Term Investments	17.8
Other Assets & Liabilities	(17.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

96

SPDR S&P Health Care Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 32.52%, and the total return for the S&P Health Care Services Select Industry Index (the “Index”) was 33.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and the effects of compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

The Health Care Services industry once again saw double digits positive performance. Performance during the fiscal year was buoyed by an aging population, increased M&A activity and increased healthcare spending. More and more Americans are heading to the doctor’s office, fueling growth in U.S. healthcare services. In a recent survey, the Commerce Department revealed that consumption, including healthcare spending, rose at a faster pace than expected. Supporting the increase in doctor visits, the Affordable Care Act has helped millions of Americans become insured clients.

On an individual security level, the top positive contributors to the Fund’s performance were Centene Corp., Amedisys, Inc., and Cigna Corp. The top negative contributors to the Fund’s performance were Hanger, Inc., Healthways, Inc., and BioScrip, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

97

SPDR S&P Health Care Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	32.52%	32.59%	33.01%	32.52%	32.59%	33.01%

THREE YEARS	123.21%	123.51%	125.73%	30.69%	30.75%	31.20%

SINCE INCEPTION (1)	177.57%	177.77%	181.52%	31.23%	31.26%	31.75%

(1)	For the period September 28, 2011 to June 30, 2015.

98

SPDR S&P Health Care Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

99

SPDR S&P Health Care Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		COMMUNITY HEALTH		DIPLOMAT	TENET HEALTHCARE
DESCRIPTION	CIGNA CORP.	SYSTEMS, INC.	LIFEPOINT HEALTH, INC.	PHARMACY, INC.	CORP.

MARKET VALUE	$4,350,510	4,299,781	4,282,722	4,232,052	4,118,451

% OF NET ASSETS	2.2	2.2	2.2	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Services	33.8%
Health Care Facilities	28.7
Managed Health Care	21.9
Health Care Distributors	12.9
Drug Retail	2.2
Trading Companies & Distributors	0.5
Short Term Investments	10.4
Other Assets & Liabilities	(10.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

100

SPDR S&P Homebuilders ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 12.37%, and the total return for the S&P Homebuilders Select Industry Index (the “Index”) was 12.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, securities lending income, and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The S&P Homebuilders Select Industry Index has had a strong performance during the last fiscal year, outpacing the broader S&P 500 by almost 5%. The companies in the homebuilders industry were negatively affected by the financial crisis of 2007-2008 but have been rebounding since. The housing market continues to strengthen which has led to an increase in homebuilder confidence. The National Association of Home Builder’s Housing Marking Index is at its highest levels since before the start of the recession. While there has been a boom in demand for homes in the U.S., there is also a shortage in supply. This is a good indicator for continued growth in the industry.

On an individual security level, the top positive contributors to the Fund’s performance were Helen of Troy Ltd, Lowe’s Cos., Inc., and Leggett & Platt, Inc. The top negative contributors to the Fund’s performance were Armstrong World Industries, Inc., iRobot Corp., and Lumber Liquidators Holdings, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

101

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HOMEBUILDERS			S&P HOMEBUILDERS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	12.37%	12.38%	12.71%	12.37%	12.38%	12.71%

THREE YEARS	73.93%	73.88%	75.58%	20.26%	20.25%	20.66%

FIVE YEARS	168.04%	168.09%	172.38%	21.80%	21.80%	22.19%

SINCE INCEPTION (1)	−13.45%	−13.41%	−12.59%	−1.52%	−1.52%	−1.42%

(1)	For the period January 31, 2006 to June 30, 2015.

102

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

103

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	RYLAND	LENNAR CORP.
DESCRIPTION	GROUP, INC.	(CLASS A)	STANDARD PACIFIC CORP.	AARON’S, INC.	PULTE GROUP, INC.

MARKET VALUE	$59,357,495	58,893,831	58,376,681	57,538,342	57,273,675

% OF NET ASSETS	3.4	3.3	3.3	3.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY**	NET ASSETS

Homebuilding	33.1%
Building Products	29.6
Home Furnishing Retail	15.7
Home Furnishings	6.3
Home Improvement Retail	6.2
Household Appliances	5.9
Household Durables	3.1
Short Term Investments	7.4
Other Assets & Liabilities	(7.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

104

SPDR S&P Metals & Mining ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −41.32%, and the total return for the S&P Metals & Mining Select Industry Index (the “Index”) was −41.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending income contributed to the difference between the Fund’s performance and that of the Index.

The S&P Metals & Mining Select Industry Index underperformed the broader S&P 500 Index by a staggering 34.23% over the Reporting Period. Coal mining stocks have been a major drag on performance over the last fiscal year. Environmental restrictions and a shift to natural gas for energy consumption have decreased the demand of coal to the point where it is now oversupplied. Demand of precious metals has also suffered from global economic concerns. China is one of the world’s largest consumers of copper and the uncertainty of their economic outlook has had a negative effect on the metal producers.

On an individual security level, the top positive contributors to the Fund’s performance were Kaiser Aluminum Corp., Steel Dynamics, Inc., and RTI International Metals, Inc. The top negative contributors to the Fund’s performance were Arch Coal, Inc., Alpha Natural Resources, Inc., and Peabody Energy Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

105

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P METALS & MINING			S&P METALS & MINING
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−41.32%	−41.34%	−41.58%	−41.32%	−41.34%	−41.58%

THREE YEARS	−38.52%	−38.52%	−38.72%	−14.97%	−14.97%	−15.07%

FIVE YEARS	−43.07%	−43.04%	−43.02%	−10.66%	−10.65%	−10.64%

SINCE INCEPTION (1)	−37.67%	−37.69%	−37.05%	−5.10%	−5.10%	−5.00%

(1)	For the period June 19, 2006 to June 30, 2015.

106

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

107

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	NEWMONT			COMPASS MINERALS	RELIANCE STEEL &
DESCRIPTION	MINING CORP.	ROYAL GOLD, INC.	STEEL DYNAMICS, INC.	INTERNATIONAL, INC.	ALUMINUM CO.

MARKET VALUE	$11,725,342	11,483,332	11,247,851	11,158,062	11,156,806

% OF NET ASSETS	4.4	4.3	4.2	4.2	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	40.4%
Diversified Metals & Mining	18.6
Aluminum	12.0
Coal & Consumable Fuels	10.9
Precious Metals & Minerals	9.2
Gold	8.7
Short Term Investments	27.8
Other Assets & Liabilities	(27.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

108

SPDR S&P Oil & Gas Equipment & Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −46.22%, and the total return for the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”) was −46.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, expenses and securities lending revenue contributed to the difference between the Fund’s performance and that of the Index.

The Oil & Gas Equipment industry had a devastating fiscal year by any measure losing nearly half of its value during the period. This drop is correlated with the price of crude oil, which plummeted more than 38% over the same span (and dipped significantly lower than that at certain points of the fiscal year). Demand for oil simply didn’t keep pace with production increases triggered by the industry’s previous fiscal year success. There was also an abundant supply of gas over the period because of the latest trend in extraction called fracking, a process by which horizontal drilling into shale produces natural gas. This is viewed by many as exciting new technology in the long-term, but for this specific period, the advanced efficiency led to saturation really hurting prices and, therefore, value of the associated equipment companies.

On an individual security level, the top positive contributors to the Fund’s performance were Dresser-Rand Group, Inc., McDermott International, Inc., and U.S. Silica Holdings, Inc. The top negative contributors to the Fund’s performance were GulfMark Offshore, Inc. (Class A), Basic Energy Services, Inc., and Seventy Seven Energy, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

109

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EQUIPMENT &			EQUIPMENT &
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	−46.22%	−46.23%	−46.33%	−46.22%	−46.23%	−46.33%

THREE YEARS	−12.45%	−12.44%	−12.22%	−4.34%	−4.33%	−4.25%

FIVE YEARS	8.83%	8.91%	9.64%	1.71%	1.72%	1.86%

SINCE INCEPTION (1)	−0.51%	−0.51%	1.29%	−0.06%	−0.06%	0.14%

(1)	For the period June 19, 2006 to June 30, 2015.

110

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

111

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	DRESSER-RAND	NATIONAL OILWELL	ROWAN COS.	NABORS
DESCRIPTION	GROUP, INC.	VARCO, INC.	PLC (CLASS A)	INDUSTRIES, LTD.	TIDEWATER, INC.

MARKET VALUE	$6,575,896	6,546,768	6,471,756	6,468,767	6,428,135

% OF NET ASSETS	2.7	2.7	2.6	2.6	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	72.9%
Oil & Gas Drilling	26.9
Short Term Investments	23.7
Other Assets & Liabilities	(23.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

112

SPDR S&P Oil & Gas Exploration & Production ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was −42.42%, and the total return for the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”) was −42.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, minor security misweights in the Fund, and securities lending income contributed to the difference between the Fund’s performance and that of the Index.

In the Reporting Period, oil exploration and production stocks have been in a steep downward slide. The fund has returned −12.74% in third quarter 2014, −30.18% in fourth quarter 2014, slightly rising 3.5% in first quarter 2015, and then falling again −4.98% in second quarter 2015. The fourth quarter of 2014 began as the third quarter ended with stocks sliding and bond markets rallying. The International Monetary Fund (IMF) cut its global growth forecasts and interest rates moved lower. Oil traded to new lows, only to move much lower later in the quarter, on a perceived lack of demand which only added to fears that growth is not materializing. Reports continued to flow out of Syria and Iraq about ISIS advances in the region. U.S. airstrikes seemed to have stemmed the advances, but ISIS continued to hold large swaths of the region. Brent oil was down 40% in the fourth quarter and the weakness was blamed on weak global demand, lack of production cuts by OPEC, and expanded production by Russia as Putin tries to blunt the impact of Western sanctions.

Commodities were a mixed bag in January 2015 as oil continued its move lower. Brent was down another 10% after being down 47% in 2014. Oil continued to be oversupplied in world markets and production did not seem to be slowing in the immediate future. Oil prices arrested a precipitous seven month slide in February with West Texas Intermediate crude closing up 3% on the month to just under $50 per barrel while Brent crude was up over 18% for the month, closing above $60 per barrel. Rig counts in the U.S. are down and Canadian oil sands projects are being slowed, but many speculate that the stability in prices has come as many U.S. refiners have built inventories with an expectation that oil prices may rise in the not too distant future. Equity volatility came down as oil prices stabilized in the 1st quarter which may lead to less support for safe harbor investments. Stability in oil prices has brought welcome relief to many market participants. Kicking off the second quarter of 2015, April provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence, the U.S. dollar declined nearly 4% for the month reflecting in part a softening in U.S. data and a later than expected start to possible Fed rate hikes. Oil prices rose sharply in April with West Texas crude up 25.3% and Brent crude up 21.2%, the largest upward monthly move for Brent since 2009, but fell again for the quarter.

On an individual security level, the top positive contributors to the Fund’s performance were Tesoro Corp., Valero Energy Corp., and Alon USA Energy, Inc. The top negative contributors to the Fund’s performance were Energy XXI, Ltd., Comstock Resources, Inc., and SandRidge Energy, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

113

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EXPLORATION &			EXPLORATION &
	NET ASSET	MARKET	PRODUCTION SELECT	NET ASSET	MARKET	PRODUCTION SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	−42.42%	−42.45%	−42.62%	−42.42%	−42.45%	−42.62%

THREE YEARS	−4.00%	−4.01%	−3.92%	−1.35%	−1.36%	−1.32%

FIVE YEARS	26.10%	26.08%	26.56%	4.75%	4.74%	4.82%

SINCE INCEPTION (1)	48.36%	48.26%	50.44%	4.46%	4.46%	4.63%

(1)	For the period June 19, 2006 to June 30, 2015.

114

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

115

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	MAGNUM HUNTER
DESCRIPTION	RESOURCES CORP.	PBF ENERGY, INC.	VALERO ENERGY CORP.	ALON USA ENERGY, INC.	HOLLYFRONTIER CORP.

MARKET VALUE	$28,789,123	21,803,796	21,782,797	21,753,276	21,404,296

% OF NET ASSETS	2.0	1.5	1.5	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	74.1%
Oil & Gas Refining & Marketing	18.7
Integrated Oil & Gas	7.1
Short Term Investments	13.4
Other Assets & Liabilities	(13.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

116

SPDR S&P Pharmaceuticals ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 26.97%, and the total return for the S&P Pharmaceuticals Select Industry Index (the “Index”) was 27.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, cash drag and securities lending revenue contributed to the difference between the Fund’s performance and that of the Index.

Pharmaceuticals continued to benefit from low interest rates outpacing the S&P 500 Index’s positive returns in each quarter of the fiscal year for an overall outperformance of almost 20% versus the broader market. Drug companies continued to increase their presence in emerging markets taking advantage of various government healthcare programs. A growing trend within the industry during this fiscal year was a renewed focus towards technology. Wearable devices and health-based apps have allowed pharmaceutical companies to have more direct access to end-users. These successful initiatives have been more than enough to overcome a rapid increase of generic drugs stemming from last fiscal year’s abundance of patent expirations throughout the industry.

On an individual security level, the top positive contributors to the Fund’s performance were Avanir Pharmaceuticals, Inc. (Class A), Horizon Pharma PLC, and Auxilium Pharmaceuticals, Inc. The top negative contributors to the Fund’s performance were BioDelivery Sciences International, Inc., VIVUS, Inc., and Theravance, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

117

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P PHARMACEUTICALS			S&P PHARMACEUTICALS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	26.97%	26.95%	27.02%	26.97%	26.95%	27.02%

THREE YEARS	130.61%	130.67%	131.89%	32.12%	32.13%	32.39%

FIVE YEARS	262.43%	262.27%	266.04%	29.37%	29.36%	29.63%

SINCE INCEPTION (1)	368.53%	368.63%	376.52%	18.65%	18.65%	18.88%

(1)	For the period June 19, 2006 to June 30, 2015.

118

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

119

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	TETRAPHASE		NEKTAR	HORIZON
DESCRIPTION	PHARMACEUTICALS, INC.	ANI PHARMACEUTICALS, INC.	THERAPEUTICS	PHARMA PLC	LANNETT CO., INC.

MARKET VALUE	$37,754,033	36,848,703	36,263,413	36,145,580	34,521,088

% OF NET ASSETS	3.3	3.2	3.2	3.2	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	99.8%
Short Term Investments	16.9
Other Assets & Liabilities	(16.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

120

SPDR S&P Retail ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 14.87%, and the total return for the S&P Retail Select Industry Index (the “Index”) was 15.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, trading costs, cash drag, and securities lending revenue contributed to the difference between the Fund’s performance and that of the Index.

Over the fiscal year, the fund generated positive returns. Some of the main drivers of the performance within the retail industry are consumer spending, unemployment, and the interest rate environment. The combination of low interest rates and improving unemployment figures helped to improve consumer spending and the performance of the retail industry. With this solid return base, the fund was able to generate positive returns over the fiscal year. During the 12-month period, the SPDR S&P Retail ETF moved in line with its benchmark.

On an individual security level, the top positive contributors to the Fund’s performance were Burlington Stores, Inc., Ulta Salon Cosmetics & Fragrance, Inc., and Diplomat Pharmacy, Inc. The top negative contributors to the Fund’s performance were Tuesday Morning Corp., zulily, Inc. (Class A), and Abercrombie & Fitch Co. (Class A).

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

121

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RETAIL SELECT	NET ASSET	MARKET	S&P RETAIL SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	14.87%	14.86%	15.17%	14.87%	14.86%	15.17%

THREE YEARS	72.77%	72.70%	74.15%	19.99%	19.98%	20.33%

FIVE YEARS	191.92%	191.95%	195.54%	23.90%	23.90%	24.20%

SINCE INCEPTION (1)	196.89%	196.87%	204.64%	12.80%	12.80%	13.13%

(1)	For the period June 19, 2006 to June 30, 2015.

122

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

123

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	LIBERTY TRIPADVISOR
DESCRIPTION	HOLDINGS, INC. (CLASS A)	TRIPADVISOR, INC.	ZUMIEZ, INC.	PRICESMART, INC.	LANDS’ END, INC.

MARKET VALUE	$13,536,363	13,373,899	12,650,661	12,421,778	12,356,749

% OF NET ASSETS	1.2	1.1	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	23.9%
Specialty Stores	15.5
Internet Retail	13.9
Automotive Retail	13.6
General Merchandise Stores	8.4
Food Retail	7.8
Department Stores	5.9
Hypermarkets & Super Centers	3.0
Drug Retail	2.9
Computer & Electronics Retail	2.9
Catalog Retail	1.0
Specialized Consumer Services	1.0
Short Term Investments	6.6
Other Assets & Liabilities	(6.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

124

SPDR S&P Semiconductor ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 15.18%, and the total return for the S&P Semiconductor Select Industry Index (the “Index”) was 15.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and the effects of compounding (the exponential growth of outperformance or underperformance) also contributed to tracking differential between the Fund and Index.

The Semiconductor Industry had a very strong year with continued double digit outperformance throughout the Reporting Period. During the second half of 2014, strong focus on the PC market remained, as consumers continued to adopt tablets, smartphones, and other newer wearable devices. The strength in these markets and continued innovation within them continued to lead to strengthening demand for semiconductors through the fiscal year. During the first half of 2015, industry chatter ramped up with news of potential mergers and takeovers within the semiconductor industry. Skyworks Solutions, Avago Technologies, Ltd. and Applied Micro Circuits were just a few examples of potential targets. Skyworks was also making headlines toward the end of the Reporting Period when the company announced a dividend increase of 100%, which the CFO attributed to its target of returning 40% of free cash flow back to investors.

On an individual security level, the top positive contributors to the Fund’s performance were Skyworks Solutions, Inc., Qorvo, Inc., and Avago Technologies, Ltd. The top negative contributors to the Fund’s performance were Applied Micro Circuits Corp., Advanced Micro Devices, Inc., and Cree, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

125

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SEMICONDUCTOR			S&P SEMICONDUCTOR
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	15.18%	15.25%	15.45%	15.18%	15.25%	15.45%

THREE YEARS	96.35%	96.51%	98.01%	25.22%	25.25%	25.59%

FIVE YEARS	112.45%	112.45%	114.56%	16.27%	16.27%	16.50%

SINCE INCEPTION (1)	71.47%	71.49%	72.19%	5.90%	5.90%	5.94%

(1)	For the period January 31, 2006 to June 30, 2015.

126

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

127

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	ADVANCED MICRO	MAXIM INTEGRATED	MICROCHIP		SKYWORKS SOLUTIONS,
DESCRIPTION	DEVICES, INC.	PRODUCTS, INC.	TECHNOLOGY, INC.	ALTERA CORP.	INC.

MARKET VALUE	$5,748,811	5,634,722	5,540,473	5,490,739	5,488,048

% OF NET ASSETS	2.6	2.6	2.5	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors	100.0%
Short Term Investments	5.8
Other Assets & Liabilities	(5.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

128

SPDR S&P Software & Services ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 16.00%, and the total return for the S&P Software & Services Select Industry Index (the “Index”) was 16.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

Software & Services had a very strong fiscal year outgaining the S&P 500 in each of the final three quarters leading to an overall return of more than double the broader large-cap market for the Reporting Period. The industry is always evolving as technology and customer demands continue to change. This year was no different. The key trends during the fiscal year were data protection, clouds, and social intelligence gathering. There was also an interesting dynamic of companies spinning off divisions in order to separate functionality and create new revenue streams. Two examples of this over the past fiscal year were Symantec’s separation of their cybersecurity unit and the recent eBay/Paypal split.

On an individual security level, the top positive contributors to the Fund’s performance were Imperva, Inc., Ebix, Inc., and Ellie Mae, Inc. The top negative contributors to the Fund’s performance were Zillow Group, Inc. (Class A), Pandora Media, Inc., and VirnetX Holding Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

129

SPDR S&P Software & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SOFTWARE &			S&P SOFTWARE &
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	16.00%	16.01%	16.24%	16.00%	16.01%	16.24%

THREE YEARS	76.87%	76.94%	78.38%	20.94%	20.95%	21.29%

SINCE INCEPTION (1)	118.00%	118.03%	120.49%	23.06%	23.06%	23.45%

(1)	For the period September 28, 2011 to June 30, 2015.

130

SPDR S&P Software & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

131

SPDR S&P Software & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	DEALERTRACK		BLACKHAWK NETWORK		CORNERSTONE
DESCRIPTION	TECHNOLOGIES, INC.	BLACKBAUD, INC.	HOLDINGS, INC.	ELLIE MAE, INC.	ONDEMAND, INC.

MARKET VALUE	$462,637	317,553	317,075	315,660	315,218

% OF NET ASSETS	0.9	0.6	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Application Software	30.0%
Internet Software & Services	24.3
Data Processing & Outsourced Services	18.5
Systems Software	11.7
IT Consulting & Other Services	10.5
Home Entertainment Software	2.2
Internet Retail	1.1
Diversified Commercial & Professional Services	1.1
Asset Management & Custody Banks	0.5
Short Term Investments	21.9
Other Assets & Liabilities	(21.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

132

SPDR S&P Telecom ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 2.21%, and the total return for the S&P Telecom Select Industry Index (the “Index”) was 2.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, dividend distribution, small security misweights, and the effects of compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The S&P Telecom Select Industry Index slightly lagged the S&P 500 for the Reporting Period. This industry has underperformed the broader market for the past two years. On a positive note, the first two quarters of 2015 showed a small improvement in performance. Traditionally, Telecom stocks have been seen as defensive and stable throughout the business cycle. This defensive nature and reputation explains the performance drag throughout periods of U.S. economic growth. This industry has also been dealing with a strong supply of internal competition over the past year. Telecom companies are continuously looking to appeal towards budget conscious consumers which are squeezing margins and creating a decline in pricing power. Finally, increased expenses and necessary spending on networks and infrastructure are impacting Telecom companies who typically carry sizeable debt obligations. This increase in the debt structure and reduction in earnings have been hindering growth of constituents within this space.

On an individual security level, the top positive contributors to the Fund’s performance were Infinera Corp., Palo Alto Networks, Inc., and Aruba Networks, Inc. The top negative contributors to the Fund’s performance were Globalstar, Inc., Sprint Corp., and Sonus Networks, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

133

SPDR S&P Telecom ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P TELECOM SELECT	NET ASSET	MARKET	S&P TELECOM SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

ONE YEAR	2.21%	2.32%	2.44%	2.21%	2.32%	2.44%

THREE YEARS	46.40%	46.38%	47.84%	13.55%	13.54%	13.93%

SINCE INCEPTION (1)	19.59%	19.62%	21.28%	4.12%	4.13%	4.46%

(1)	For the period January 26, 2011 to June 30, 2015.

134

SPDR S&P Telecom ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

135

SPDR S&P Telecom ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	COGENT COMMUNICATIONS		PALO ALTO	FRONTIER
DESCRIPTION	HOLDINGS, INC.	AT&T, INC.	NETWORKS, INC.	COMMUNICATIONS CORP.	PLANTRONICS, INC.

MARKET VALUE	$1,861,606	1,810,028	1,762,723	1,762,680	1,756,196

% OF NET ASSETS	2.6	2.5	2.5	2.5	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Communications Equipment	59.7%
Integrated Telecommunication Services	15.2
Alternative Carriers	13.0
Wireless Telecommunication Services	12.0
Short Term Investments	18.6
Other Assets & Liabilities	(18.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

136

SPDR S&P Transportation ETF —
Management’s Discussion of Fund Performance

The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 3.94%, and the total return for the S&P Transportation Select Industry Index (the “Index”) was 4.27%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, dividend distribution, small security mis-weights, and the effects of compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The Index lagged the broader market over the Reporting Period. Transportation was one of the best performing sectors of 2014 as it handedly outpaced the S&P500 during the 4th quarter. The main driver for this was solid U.S. economic data as well as an increase in the demand for goods across the broader sector spectrum. However, the space would encounter a reversal of gains beginning in January 2015. Transportation was negatively impacted by the profit warning and sluggish outlook from the world’s largest package delivery company, UPS. On January 23, 2015 UPS indicated that higher operating expenses and temporary hiring for the peak holiday season would take a toll on earnings. This news not only impacted UPS, but it created a bearish sentiment in this space on a broader level. In addition, this industry has been directly held back by a strong dollar over this period, which is eroding the profitability of the big transporters. Finally, the rebound in oil prices during the first half of 2015 which had a direct impact on the profitability of the companies within this space.

On an individual security level, the top positive contributors to the Fund’s performance were JetBlue Airways Corp., Hawaiian Holdings, Inc., and XPO Logistics, Inc. The top negative contributors to the Fund’s performance were Kirby Corp., Hertz Global Holdings, Inc., and YRC Worldwide Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

137

SPDR S&P Transportation ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.35%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P TRANSPORTATION			S&P TRANSPORTATION
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	3.94%	3.87%	4.27%	3.94%	3.87%	4.27%

THREE YEARS	99.03%	99.17%	101.28%	25.79%	25.82%	26.28%

SINCE INCEPTION (1)	95.25%	95.26%	98.42%	16.31%	16.32%	16.75%

(1)	For the period January 26, 2011 to June 30, 2015.

138

SPDR S&P Transportation ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

139

SPDR S&P Transportation ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

	ALLEGIANT	JETBLUE	HAWAIIAN	ECHO GLOBAL	ALASKA AIR
DESCRIPTION	TRAVEL CO.	AIRWAYS CORP.	HOLDINGS, INC.	LOGISTICS, INC.	GROUP, INC.

MARKET VALUE	$9,524,407	9,405,007	9,098,007	9,032,548	8,977,934

% OF NET ASSETS	2.6	2.5	2.5	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Trucking	35.1%
Airlines	24.7
Air Freight & Logistics	20.8
Railroads	11.4
Marine	4.2
Data Processing & Outsourced Services	2.4
Airport Services	1.2
Short Term Investments	4.4
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

140

SPDR S&P 1500 Value Tilt ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 4.76%, and the total return for the S&P 1500 Low Valuation Tilt Index (the “Index”) was 5.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Despite volatility throughout the Reporting Period, the Fund managed to post a positive return for the 12-month period. The nature of this Fund is to cash in on surging stock prices, primarily those that are overvalued, or recycle their exposure to the undervalued ones. As a broad fund, the concentration risk is minimized.

Performance got off to a good start in the second quarter of 2014 as equities responded favorably to the July 3, 2014 U.S. Non-Farm Payroll report with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were re-ignited. Positive earnings news from the U.S. provided some relief from the gloom, as did comments from Fed Chair, Janet Yellen, in testimony before the U.S. Senate.

2015 began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing by the European Central Bank (ECB). Many started to wonder if the Federal Reserve was really prepared to start raising interest rates in the face of weak oil prices. As widely expected on March 18, 2015, the Fed removed the word “patient” from their post-meeting statement, setting the stage for a hike in rates; the Fed was also very careful to say that a lack of “patience” didn’t mean that a rate hike was imminent. At the end of this period, the equity market rallied on the news that a rate hike was not in the near future.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., JPMorgan Chase & Co., and UnitedHealth Group Inc. The top negative contributors to the Fund’s performance were Exxon Mobil Corp., ConocoPhillips, and Chevron Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

141

SPDR S&P 1500 Value Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.12%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 1500 LOW	NET ASSET	MARKET	S&P 1500 LOW
	VALUE	VALUE	VALUATION TILT INDEX	VALUE	VALUE	VALUATION TILT INDEX

ONE YEAR	4.76%	4.76%	5.02%	4.76%	4.76%	5.02%

SINCE INCEPTION	54.29%	54.29%	55.91%	17.53%	17.53%	18.02%

142

SPDR S&P 1500 Value Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

143

SPDR S&P 1500 Value Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

			BERKSHIRE
DESCRIPTION	EXXON MOBIL CORP.	JPMORGAN CHASE & CO.	HATHAWAY, INC. (CLASS B)	APPLE, INC.	WAL-MART STORES, INC.

MARKET VALUE	$373,152	291,910	243,092	228,023	217,684

% OF NET ASSETS	3.0	2.4	2.0	1.8	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	11.0%
Banks	9.5
Insurance	5.5
Pharmaceuticals	3.6
Health Care Providers & Services	3.6
Food & Staples Retailing	3.3
Diversified Telecommunication Services	3.1
Technology Hardware, Storage & Peripherals	3.0
Media	2.7
Capital Markets	2.7
Software	2.5
Diversified Financial Services	2.3
IT Services	2.3
Electric Utilities	2.2
Specialty Retail	2.2
Aerospace & Defense	2.1
Chemicals	2.1
Food Products	2.0
Machinery	2.0
Industrial Conglomerates	1.9
Energy Equipment & Services	1.8
Semiconductors & Semiconductor Equipment	1.8
Real Estate Investment Trusts	1.7
Automobiles	1.7
Internet Software & Services	1.5
Health Care Equipment & Supplies	1.4
Multi-Utilities	1.4
Hotels, Restaurants & Leisure	1.3
Communications Equipment	1.2
Household Products	1.1
Beverages	1.1
Tobacco	1.1
Biotechnology	1.1
Consumer Finance	1.0
Electronic Equipment, Instruments & Components	0.9
Metals & Mining	0.9
Multiline Retail	0.8
Air Freight & Logistics	0.7
Commercial Services & Supplies	0.6
Road & Rail	0.6
Internet & Catalog Retail	0.6
Textiles, Apparel & Luxury Goods	0.6
Household Durables	0.5
Electrical Equipment	0.5
Auto Components	0.4
Airlines	0.4
Containers & Packaging	0.3
Paper & Forest Products	0.3
Construction & Engineering	0.3
Life Sciences Tools & Services	0.3
Gas Utilities	0.3
Professional Services	0.2
Trading Companies & Distributors	0.2
Leisure Products	0.2
Thrifts & Mortgage Finance	0.2
Independent Power and Renewable Electricity Producers	0.2
Diversified Consumer Services	0.1
Personal Products	0.1
Building Products	0.1
Distributors	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Health Care Technology	0.1
Wireless Telecommunication Services	0.1
Water Utilities	0.0 **
Marine	0.0 **
Short Term Investments	23.3
Other Assets & Liabilities	(22.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

144

SPDR S&P 1500 Momentum Tilt ETF —
Management’s Discussion of Fund Performance

The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 7.47%, and the total return for the S&P 1500 Positive Momentum Tilt Index (the “Index”) was 7.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the effects of compounding (the exponential growth of outperformance or underperformance) all contributed to the difference between the Fund’s performance and that of the Index.

Despite some volatility throughout the Reporting Period, the Fund posted a solidly positive return for the Reporting Period. Performance started strongly in the summer of 2014 as equities responded favorably to the July 3, 2014 U.S. Non-Farm Payroll report with the Dow Jones Industrial Average crossing 17,000 for the first time ever. However, the optimism was short lived as fighting started in Gaza between the Israeli army and Hamas, and banking fears in Europe were reignited, particularly with regards to Greece. Positive earnings news from the U.S. provided some relief from the gloom, as did comments from Fed Chair, Janet Yellen, in testimony before the U.S. Senate.

2015 began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing by the European Central Bank (ECB). Many started to wonder if the Federal Reserve was really prepared to start raising interest rates in the face of weak oil prices. As widely expected on March 18, 2015, the Fed removed the word “patient” from their post-meeting statement, setting the stage for a hike in rates; the Fed was also very careful to say that a lack of “patience” didn’t mean that a rate hike was imminent. At the end of this period, the equity market rallied on the news that a rate hike was not in the near future.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Gilead Sciences, Inc., and Walt Disney Co. The top negative contributors to the Fund’s performance were ConocoPhillips, Halliburton Co., and Schlumberger, Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

145

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.12%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P 1500 POSITIVE			S&P 1500 POSITIVE
	NET ASSET	MARKET	MOMENTUM TILT	NET ASSET	MARKET	MOMENTUM TILT
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	7.47%	7.47%	7.72%	7.47%	7.47%	7.72%

SINCE INCEPTION	53.93%	53.94%	55.41%	17.43%	17.43%	17.88%

146

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

147

SPDR S&P 1500 Momentum Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	APPLE, INC.	FACEBOOK, INC. (CLASS A)	WALT DISNEY CO.	HOME DEPOT, INC.	WELLS FARGO & CO.

MARKET VALUE	$1,142,622	253,693	236,270	215,926	213,937

% OF NET ASSETS	6.5	1.4	1.4	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Technology Hardware, Storage & Peripherals	6.8%
Pharmaceuticals	6.0
Health Care Providers & Services	5.1
Banks	4.9
Biotechnology	4.7
Specialty Retail	4.1
Real Estate Investment Trusts	3.8
Media	3.6
IT Services	3.6
Software	3.3
Semiconductors & Semiconductor Equipment	3.2
Health Care Equipment & Supplies	3.2
Internet Software & Services	3.1
Food & Staples Retailing	2.9
Aerospace & Defense	2.5
Capital Markets	2.5
Insurance	2.5
Diversified Financial Services	2.1
Hotels, Restaurants & Leisure	2.1
Oil, Gas & Consumable Fuels	2.0
Chemicals	1.9
Food Products	1.8
Beverages	1.7
Internet & Catalog Retail	1.6
Industrial Conglomerates	1.4
Textiles, Apparel & Luxury Goods	1.2
Communications Equipment	1.2
Multiline Retail	1.1
Electric Utilities	1.1
Diversified Telecommunication Services	1.1
Tobacco	1.1
Machinery	1.0
Road & Rail	1.0
Household Products	0.9
Electronic Equipment, Instruments & Components	0.9
Multi-Utilities	0.9
Airlines	0.8
Household Durables	0.8
Commercial Services & Supplies	0.6
Life Sciences Tools & Services	0.6
Air Freight & Logistics	0.5
Consumer Finance	0.4
Auto Components	0.4
Containers & Packaging	0.4
Automobiles	0.4
Professional Services	0.3
Building Products	0.3
Paper & Forest Products	0.3
Electrical Equipment	0.2
Health Care Technology	0.2
Energy Equipment & Services	0.2
Gas Utilities	0.2
Personal Products	0.2
Real Estate Management & Development	0.2
Metals & Mining	0.1
Construction Materials	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.1
Trading Companies & Distributors	0.1
Construction & Engineering	0.1
Water Utilities	0.0	**
Independent Power and Renewable Electricity Producers	0.0	**
Marine	0.0	**
Wireless Telecommunication Services	0.0	**
Short Term Investments	23.9
Other Assets & Liabilities	(23.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

148

SPDR Russell 1000 Low Volatility ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 1000 Low Volatility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 6.50%, and the total return for the Russell 1000 Low Volatility Index (the “Index”) was 6.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and securities lending contributed to the difference between the Fund’s performance and that of the Index.

The Russell 1000 Low Volatility Index slightly lagged the broader large cap indices over the last fiscal year. The Index had strong performance at the tail end of 2014, led by strong earnings growth and economic data across the U.S. This rally slowed down in the first half of 2015. The Federal Reserve forecasted a rate hike in the near future, perhaps later in the year, which has caused some investor woes. Global economic concerns in China and Greece have also contributed to the unease of U.S. large cap investors in 2015.

On an individual security level, the top positive contributors to the Fund’s performance were AmerisourceBergen Corp., Fiserv, Inc., and Walt Disney Co. The top negative contributors to the Fund’s performance were CenterPoint Energy, Inc., Chevron Corp., and Ralph Lauren Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

149

SPDR Russell 1000 Low Volatility ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.12%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 1000 LOW	NET ASSET	MARKET	S&P 1000 LOW
	VALUE	VALUE	VOLATILITY INDEX	VALUE	VALUE	VOLATILITY INDEX

ONE YEAR	6.50%	6.52%	6.71%	6.50%	6.52%	6.71%

SINCE INCEPTION (1)	34.96%	34.98%	35.70%	13.55%	13.56%	13.84%

(1)	For the period February 20, 2013 to June 30, 2015.

150

SPDR Russell 1000 Low Volatility ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

151

SPDR Russell 1000 Low Volatility ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	WALT DISNEY CO.	DIRECTV	AT&T, INC.	AFLAC, INC.	COMCAST CORP. (CLASS A)

MARKET VALUE	$596,496	592,928	589,419	586,733	585,342

% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	13.5%
Real Estate Investment Trusts	11.4
Banks	7.3
Media	6.1
Aerospace & Defense	6.1
Health Care Equipment & Supplies	5.9
IT Services	5.3
Health Care Providers & Services	4.8
Food Products	4.5
Industrial Conglomerates	3.9
Beverages	3.2
Food & Staples Retailing	2.3
Multi-Utilities	2.3
Oil, Gas & Consumable Fuels	2.3
Hotels, Restaurants & Leisure	2.1
Pharmaceuticals	2.1
Diversified Telecommunication Services	2.0
Household Products	2.0
Technology Hardware, Storage & Peripherals	2.0
Specialty Retail	2.0
Road & Rail	1.6
Tobacco	1.6
Diversified Financial Services	1.4
Software	1.2
Commercial Services & Supplies	0.9
Chemicals	0.7
Machinery	0.7
Electric Utilities	0.3
Internet Software & Services	0.1
Short Term Investments	17.8
Other Assets & Liabilities	(17.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

152

SPDR Russell 2000 Low Volatility ETF —
Management’s Discussion of Fund Performance

The SPDR Russell 2000 Low Volatility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 7.06%, and the total return for the Russell 2000 Low Volatility Index (the “Index”) was 7.25%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Index slightly beat the broader Russell 2000 during the first two fiscal quarters and, conversely, slightly lagged during the final two quarters. Overall, the result was a modest outperformance of 0.76% against the small-caps for the fiscal year led in part to the index’s financial sector tilt. Generally, it is expected that a portfolio with a low volatility tilt would outperform the market during subpar return periods, which is what happened during the first fiscal quarter. By the third fiscal quarter, however, the increased global uncertainty in areas such as Russia, Greece and China began to hurt all markets including U.S. small caps and the low volatility stocks were not immune.

On an individual security level, the top positive contributors to the Fund’s performance were Independent Bank Corp., Vector Group Ltd., and Pool Corp. The top negative contributors to the Fund’s performance were Resource Capital Corp., Applied Industrial Technologies, Inc., and FEI Co.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

153

SPDR Russell 2000 Low Volatility ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.12%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 2000 LOW	NET ASSET	MARKET	S&P 2000 LOW
	VALUE	VALUE	VOLATILITY INDEX	VALUE	VALUE	VOLATILITY INDEX

ONE YEAR	7.06%	7.05%	7.25%	7.06%	7.05%	7.25%

SINCE INCEPTION (1)	38.29%	38.31%	38.70%	14.73%	14.74%	14.91%

(1)	For the period February 20, 2013 to June 30, 2015.

154

SPDR Russell 2000 Low Volatility ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

155

SPDR Russell 2000 Low Volatility ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

			TELEDYNE	SENSIENT
DESCRIPTION	CVB FINANCIAL CORP.	POOL CORP.	TECHNOLOGIES, INC.	TECHNOLOGIES CORP.	CLARCOR, INC.

MARKET VALUE	$706,091	697,940	695,733	692,968	692,482

% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	18.1%
Banks	16.4
Insurance	8.1
Electric Utilities	6.0
Machinery	4.9
Chemicals	4.6
Aerospace & Defense	4.4
Thrifts & Mortgage Finance	3.7
Gas Utilities	3.4
Hotels, Restaurants & Leisure	3.3
Multi-Utilities	2.9
Commercial Services & Supplies	2.4
IT Services	2.4
Health Care Equipment & Supplies	2.1
Electronic Equipment, Instruments & Components	2.1
Distributors	2.0
Tobacco	2.0
Health Care Providers & Services	1.9
Semiconductors & Semiconductor Equipment	1.7
Auto Components	1.6
Trading Companies & Distributors	1.4
Oil, Gas & Consumable Fuels	0.9
Biotechnology	0.5
Capital Markets	0.4
Media	0.3
Food Products	0.3
Internet & Catalog Retail	0.3
Metals & Mining	0.3
Construction & Engineering	0.2
Water Utilities	0.2
Professional Services	0.1
Software	0.1
Road & Rail	0.1
Pharmaceuticals	0.1
Diversified Consumer Services	0.1
Household Products	0.1
Specialty Retail	0.1
Air Freight & Logistics	0.1
Communications Equipment	0.0	**
Technology Hardware, Storage & Peripherals	0.0	**
Building Products	0.0	**
Energy Equipment & Services	0.0	**
Internet Software & Services	0.0	**
Textiles, Apparel & Luxury Goods	0.0	**
Wireless Telecommunication Services	0.0	**
Household Durables	0.0	**
Personal Products	0.0	**
Paper & Forest Products	0.0	**
Diversified Telecommunication Services	0.0	**
Multiline Retail	0.0	**
Health Care Technology	0.0	**
Leisure Products	0.0	**
Real Estate Management & Development	0.0	**
Food & Staples Retailing	0.0	**
Airlines	0.0	**
Electrical Equipment	0.0	**
Automobiles	0.0	**
Life Sciences Tools & Services	0.0	**
Construction Materials	0.0	**
Consumer Finance	0.0	**
Short Term Investments	21.9
Other Assets & Liabilities	(21.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

156

SPDR MSCI USA Quality Mix ETF —
Performance Summary & Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	JOHNSON & JOHNSON	MICROSOFT CORP.	PEPSICO, INC.

MARKET VALUE	$188,365	156,154	140,245	132,229	86,713

% OF NET ASSETS	3.2	2.7	2.4	2.3	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	6.3%
IT Services	6.2
Pharmaceuticals	5.4
Software	4.6
Health Care Providers & Services	4.1
Banks	4.0
Specialty Retail	3.8
Insurance	3.6
Real Estate Investment Trusts	3.6
Biotechnology	3.2
Aerospace & Defense	3.1
Technology Hardware, Storage & Peripherals	3.1
Internet Software & Services	3.1
Hotels, Restaurants & Leisure	3.0
Chemicals	2.9
Health Care Equipment & Supplies	2.5
Beverages	2.4
Food Products	2.3
Semiconductors & Semiconductor Equipment	2.3
Electric Utilities	2.1
Household Products	2.1
Food & Staples Retailing	2.0
Diversified Telecommunication Services	1.9
Communications Equipment	1.7
Industrial Conglomerates	1.6
Media	1.6
Multi-Utilities	1.5
Textiles, Apparel & Luxury Goods	1.4
Capital Markets	1.2
Multiline Retail	1.1
Machinery	1.0
Commercial Services & Supplies	1.0
Diversified Financial Services	1.0
Road & Rail	0.8
Air Freight & Logistics	0.7
Energy Equipment & Services	0.7
Tobacco	0.7
Internet & Catalog Retail	0.6
Metals & Mining	0.6
Automobiles	0.5
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Auto Components	0.5
Consumer Finance	0.4
Wireless Telecommunication Services	0.4
Life Sciences Tools & Services	0.3
Trading Companies & Distributors	0.2
Professional Services	0.2
Household Durables	0.2
Personal Products	0.2
Distributors	0.2
Leisure Products	0.1
Containers & Packaging	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.1
Independent Power and Renewable Electricity Producers	0.1
Construction & Engineering	0.1
Paper & Forest Products	0.1
Water Utilities	0.1
Airlines	0.1
Thrifts & Mortgage Finance	0.0	**
Building Products	0.0	**
Construction Materials	0.0	**
Health Care Technology	0.0	**
Short Term Investments	0.1
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

157

SPDR Wells Fargo Preferred Stock ETF —
Management’s Discussion of Fund Performance

The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities. Preferred Securities are defined as non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended June 30, 2015 (the “Reporting Period”), the total return for the Fund was 5.11%, and the total return for the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”) was 5.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security mis-weights, transaction costs and the effects of compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

While U.S. stocks showed impressive resilience over the Reporting Period, preferred stocks are less volatile than common stocks, and thus have little possibility of large capital gains. A hybrid between traditional equities and bonds, preferred stocks provide certain benefits in any market climate. While the Fund posted a positive return for the period, the diminished risk lessened the return, as compared to its common stock counterparts. Heavily weighted in Banks and Insurance, the Fund’s performance was driven largely by these two industries.

On an individual security level, the top positive contributors to the Fund’s performance were PNC Financial Services Group, Inc., Qwest Corp., and BB&T Corp.. The top negative contributors to the Fund’s performance were Suntrust Banks, Inc., PPL Capital Funding, Inc., and Hartford Financial Services Group, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

158

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2014 (as supplemented March 19, 2015) is 0.45%.

PERFORMANCE AS OF JUNE 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID			WELLS FARGO HYBRID
			AND PREFERRED			AND PREFERRED
	NET ASSET	MARKET	SECURITIES	NET ASSET	MARKET	SECURITIES
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

ONE YEAR	5.11%	5.10%	5.34%	5.11%	5.10%	5.34%

THREE YEARS	15.59%	15.66%	16.01%	4.95%	4.97%	5.08%

FIVE YEARS	41.28%	41.72%	42.30%	7.16%	7.22%	7.31%

SINCE INCEPTION (1)	55.47%	55.83%	57.45%	7.92%	7.96%	8.16%

(1)	For the period September 16, 2009 to June 30, 2015.

159

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

160

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

		PNC FINANCIAL
	METLIFE, INC.	SERVICES GROUP,		GOLDMAN SACHS
DESCRIPTION	SERIES B	INC.	HSBC HOLDINGS PLC	GROUP, INC.	BB&T CORP.

MARKET VALUE	$7,322,945	7,213,811	6,059,813	5,884,987	4,864,463

% OF NET ASSETS	2.5	2.5	2.1	2.0	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF
INDUSTRY	NET ASSETS

Banks	28.3%
Insurance	19.9
Real Estate Investment Trusts	13.3
Capital Markets	12.4
Diversified Financial Services	9.3
Electric Utilities	6.3
Diversified Telecommunication Services	5.8
Consumer Finance	3.1
Machinery	1.1
Multi-Utilities	1.1
Commercial Services & Supplies	0.6
Independent Power and Renewable Electricity Producers	0.5
Media	0.4
Short Term Investments	11.5
Other Assets & Liabilities	(13.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

161

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.5%
AAR Corp.	438	$13,959
Aerojet Rocketdyne Holdings, Inc. (a)(b)	628	12,943
Aerovironment, Inc. (b)	194	5,060
American Science & Engineering, Inc. (a)	99	4,337
Astronics Corp. (b)	178	12,618
Astronics Corp. (Class B) (a)	28	1,974
B/E Aerospace, Inc.	1,050	57,645
Boeing Co.	7,533	1,044,978
Cubic Corp.	244	11,610
Curtiss-Wright Corp.	483	34,989
DigitalGlobe, Inc. (b)	824	22,899
Ducommun, Inc. (b)	95	2,439
Engility Holdings, Inc.	167	4,202
Esterline Technologies Corp. (b)	339	32,320
General Dynamics Corp.	3,150	446,323
HEICO Corp. (a)	202	11,777
HEICO Corp. (Class A)	400	20,308
Hexcel Corp.	1,065	52,973
Honeywell International, Inc.	8,525	869,294
Huntington Ingalls Industries, Inc.	542	61,024
Keyw Holding Corp. (a)(b)	339	3,159
KLX, Inc. (b)	518	22,859
Kratos Defense & Security Solutions, Inc. (a)(b)	429	2,703
L-3 Communications Holdings, Inc.	966	109,525
Lockheed Martin Corp.	2,919	542,642
Moog, Inc. (Class A) (b)	483	34,138
National Presto Industries, Inc. (a)	66	5,301
Northrop Grumman Corp.	2,160	342,641
Orbital ATK, Inc.	620	45,483
Precision Castparts Corp.	1,502	300,205
Raytheon Co.	3,322	317,849
Rockwell Collins, Inc.	1,434	132,430
Spirit Aerosystems Holdings, Inc. (Class A) (b)	1,559	85,916
TASER International, Inc. (b)	533	17,754
Teledyne Technologies, Inc. (b)	388	40,938
Textron, Inc.	2,943	131,346
TransDigm Group, Inc. (b)	582	130,758
Triumph Group, Inc.	533	35,173
United Technologies Corp.	9,563	1,060,824
Vectrus, Inc. (b)	115	2,860

		6,088,176

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (b)	533	5,591
Atlas Air Worldwide Holdings, Inc. (b)	291	15,993
C.H. Robinson Worldwide, Inc. (a)	1,678	104,690
Echo Global Logistics, Inc. (b)	194	6,336
Expeditors International of Washington, Inc.	2,224	102,538
FedEx Corp.	3,013	513,415
Forward Air Corp.	298	15,573
HUB Group, Inc. (Class A) (b)	388	15,652
Park-Ohio Holdings Corp.	99	4,798
United Parcel Service, Inc. (Class B)	7,737	749,793
UTI Worldwide, Inc. (a)(b)	948	9,471
XPO Logistics, Inc. (a)(b)	605	27,334

		1,571,184

AIRLINES — 0.6%
Alaska Air Group, Inc.	1,553	100,060
Allegiant Travel Co.	145	25,793
American Airlines Group, Inc.	7,690	307,100
Copa Holdings SA (Class A) (a)	390	32,210
Delta Air Lines, Inc.	9,145	375,677
Hawaiian Holdings, Inc. (b)	533	12,659
JetBlue Airways Corp. (b)	3,392	70,418
Republic Airways Holdings, Inc. (b)	535	4,911
SkyWest, Inc.	533	8,016
Southwest Airlines Co.	7,693	254,561
Spirit Airlines, Inc. (b)	834	51,791
United Continental Holdings, Inc. (b)	3,976	210,768
Virgin America, Inc. (b)	300	8,244

		1,462,208

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc. (b)	741	15,494
BorgWarner, Inc.	2,450	139,258
Cooper Tire & Rubber Co.	677	22,903
Cooper-Standard Holding, Inc. (a)(b)	145	8,913
Dana Holding Corp.	1,949	40,110
Delphi Automotive PLC	3,100	263,779
Dorman Products, Inc. (a)(b)	291	13,869
Drew Industries, Inc.	244	14,157
Gentex Corp. (a)	3,062	50,278
Gentherm, Inc. (b)	339	18,615
Goodyear Tire & Rubber Co.	3,164	95,395
Johnson Controls, Inc.	7,337	363,402
Lear Corp.	918	103,055
Modine Manufacturing Co. (b)	501	5,376
Remy International, Inc.	317	7,009
Standard Motor Products, Inc. (a)	244	8,569
Stoneridge, Inc. (b)	289	3,384
Superior Industries International, Inc.	244	4,468
Tenneco, Inc. (b)	628	36,072
Tower International, Inc. (b)	244	6,356
Visteon Corp. (a)(b)	533	55,954

		1,276,416

AUTOMOBILES — 0.7%
Ford Motor Co.	42,542	638,555
General Motors Co.	17,587	586,175
Harley-Davidson, Inc.	2,377	133,944
Tesla Motors, Inc. (a)(b)	1,023	274,430
Thor Industries, Inc.	439	24,707
Winnebago Industries, Inc. (a)	289	6,817

		1,664,628

BANKS — 5.9%
1st Source Corp.	145	4,947
Ameris Bancorp	291	7,359
Ames National Corp. (a)	95	2,385
Associated Banc-Corp.	1,787	36,223
Bancfirst Corp.	99	6,480

See accompanying notes to financial statements.

162

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Banco Latinoamericano de Comercio Exterior SA	289	$9,300
Bancorp, Inc. (a)(b)	339	3,146
BancorpSouth, Inc.	1,016	26,172
Bank of America Corp.	114,502	1,948,824
Bank of Hawaii Corp. (a)	461	30,740
Bank of Marin Bancorp	99	5,036
Bank of the Ozarks, Inc. (a)	877	40,123
BankUnited, Inc.	1,065	38,265
Banner Corp.	203	9,730
BB&T Corp.	7,758	312,725
BBCN Bancorp, Inc.	810	11,980
Berkshire Hills Bancorp, Inc.	290	8,259
BNC Bancorp	194	3,750
BOK Financial Corp. (a)	291	20,248
Boston Private Financial Holdings, Inc.	822	11,023
Bridge Bancorp, Inc. (a)	95	2,536
Bryn Mawr Bank Corp.	145	4,373
Camden National Corp.	99	3,831
Capital Bank Financial Corp. (Class A) (b)	291	8,459
Cardinal Financial Corp.	289	6,297
Cathay General Bancorp	791	25,668
Centerstate Banks, Inc.	311	4,202
Central Pacific Financial Corp.	244	5,795
Chemical Financial Corp.	289	9,554
CIT Group, Inc.	2,152	100,047
Citigroup, Inc.	33,097	1,828,278
Citizens & Northern Corp. (a)	95	1,952
Citizens Financial Group, Inc.	3,355	91,625
City Holding Co. (a)	145	7,141
City National Corp.	483	43,658
CNB Financial Corp.	95	1,748
CoBiz Financial, Inc.	388	5,071
Columbia Banking System, Inc.	573	18,645
Comerica, Inc.	1,994	102,332
Commerce Bancshares, Inc. (a)	865	40,456
Community Bank System, Inc. (a)	438	16,543
Community Trust Bancorp, Inc.	186	6,486
Cullen/Frost Bankers, Inc.	582	45,734
Customers Bancorp, Inc. (b)	251	6,749
CVB Financial Corp. (a)	972	17,117
Eagle Bancorp, Inc. (b)	244	10,726
East West Bancorp, Inc.	1,607	72,026
Enterprise Financial Services Corp.	194	4,417
F.N.B. Corp. (a)	1,530	21,910
FCB Financial Holdings, Inc. (Class A) (b)	300	9,540
Fifth Third Bancorp	9,305	193,730
Financial Institutions, Inc.	145	3,602
First Bancorp	190	3,169
First BanCorp- Puerto Rico (b)	776	3,740
First Busey Corp.	776	5,098
First Citizens BancShares, Inc. (Class A)	99	26,041
First Commonwealth Financial Corp.	1,065	10,213
First Community Bancshares, Inc.	194	3,535
First Connecticut Bancorp, Inc.	194	3,079
First Financial Bancorp	621	11,141
First Financial Bankshares, Inc. (a)	677	23,451
First Financial Corp.	95	3,397
First Horizon National Corp. (a)	2,596	40,679
First Interstate Bancsystem, Inc.	194	5,382
First Merchants Corp.	325	8,028
First Midwest Bancorp, Inc.	863	16,371
First Niagara Financial Group, Inc.	3,784	35,721
First of Long Island Corp. (a)	153	4,241
First Republic Bank	1,454	91,646
FirstMerit Corp.	1,739	36,223
Flushing Financial Corp.	339	7,122
Fulton Financial Corp.	2,083	27,204
German American Bancorp, Inc. (a)	145	4,270
Glacier Bancorp, Inc.	776	22,830
Great Southern Bancorp, Inc.	95	4,003
Great Western Bancorp, Inc.	400	9,644
Hancock Holding Co.	921	29,389
Hanmi Financial Corp.	339	8,421
Heartland Financial USA, Inc.	145	5,397
Heritage Financial Corp.	296	5,290
Hilltop Holdings, Inc. (b)	628	15,129
Home Bancshares, Inc.	483	17,659
HomeTrust Bancshares, Inc. (b)	244	4,089
Hudson Valley Holding Corp.	194	5,473
Huntington Bancshares, Inc.	8,907	100,738
IBERIABANK Corp.	289	19,718
Independent Bank Corp.-Massachusetts	253	11,863
International Bancshares Corp.	525	14,107
Investors Bancorp, Inc.	3,842	47,257
JPMorgan Chase & Co.	40,019	2,711,687
KeyCorp	9,829	147,632
Lakeland Bancorp, Inc.	330	3,924
Lakeland Financial Corp.	200	8,674
LegacyTexas Financial Group, Inc.	438	13,228
M&T Bank Corp. (a)	1,369	171,029
MainSource Financial Group, Inc.	244	5,356
MB Financial, Inc.	685	23,591
Metro Bancorp, Inc.	145	3,790
National Bank Holdings Corp. (Class A)	582	12,123
National Bankshares, Inc.	99	2,897
National Penn Bancshares, Inc.	1,246	14,055
NBT Bancorp, Inc.	429	11,227
OFG Bancorp	483	5,154
Old National Bancorp	1,279	18,494
Pacific Continental Corp.	194	2,625
PacWest Bancorp (a)	1,000	46,760
Park National Corp. (a)	95	8,300
Park Sterling Corp.	429	3,089
People’s United Financial, Inc. (a)	3,525	57,140
Peoples Bancorp, Inc.	95	2,217
Pinnacle Financial Partners, Inc.	388	21,096
PNC Financial Services Group, Inc.	5,783	553,144
Popular, Inc. (b)	1,124	32,439
Preferred Bank	95	2,855
PrivateBancorp, Inc.	677	26,958
Prosperity Bancshares, Inc.	628	36,261
Regions Financial Corp.	15,037	155,783
Renasant Corp.	100	3,260

See accompanying notes to financial statements.

163

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Republic Bancorp, Inc. (Class A)	95	$2,442
S&T Bancorp, Inc.	289	8,552
Sandy Spring Bancorp, Inc.	262	7,331
ServisFirst Bancshares, Inc.	200	7,514
Signature Bank (b)	583	85,345
Simmons First National Corp. (Class A)	196	9,149
South State Corp.	251	19,074
Southside Bancshares, Inc. (a)	274	8,009
Southwest Bancorp, Inc.	194	3,610
State Bank Financial Corp. (a)	339	7,356
Sterling Bancorp	906	13,318
Stock Yards Bancorp, Inc.	145	5,480
Suffolk Bancorp	95	2,438
SunTrust Banks, Inc.	5,746	247,193
Susquehanna Bancshares, Inc.	2,003	28,282
SVB Financial Group (b)	583	83,940
Synovus Financial Corp.	1,581	48,726
Talmer Bancorp, Inc. (Class A)	600	10,050
TCF Financial Corp.	1,739	28,885
Texas Capital Bancshares, Inc. (b)	438	27,261
Tompkins Financial Corp. (a)	145	7,789
TowneBank	422	6,874
Trico Bancshares	145	3,487
Trustmark Corp. (a)	736	18,385
U.S. Bancorp	18,110	785,974
UMB Financial Corp.	442	25,203
Umpqua Holdings Corp. (a)	1,765	31,752
Union Bankshares Corp.	693	16,105
United Bankshares, Inc. (a)	668	26,874
United Community Banks, Inc.	481	10,038
Univest Corp. of Pennsylvania	194	3,950
Valley National Bancorp (a)	2,384	24,579
Washington Trust Bancorp, Inc. (a)	145	5,725
Webster Financial Corp.	970	38,364
Wells Fargo & Co.	50,300	2,828,872
WesBanco, Inc.	291	9,900
West Bancorporation, Inc.	145	2,877
Westamerica Bancorp. (a)	702	35,556
Western Alliance Bancorp (a)(b)	779	26,299
Wilshire Bancorp, Inc.	681	8,601
Wintrust Financial Corp.	588	31,387
Yadkin Financial Corp. (b)	145	3,038
Zions Bancorp.	1,948	61,820

		14,719,913

BEVERAGES — 1.7%
Boston Beer Co., Inc. (Class A) (a)(b)	99	22,967
Brown-Forman Corp. (Class A)	300	33,426
Brown-Forman Corp. (Class B)	1,398	140,052
Coca-Cola Co.	42,357	1,661,665
Coca-Cola Enterprises, Inc.	2,947	128,018
Coca-Cola Hellenic Bottling Co. (a)	50	7,553
Constellation Brands, Inc. (Class A)	1,729	200,599
Dr. Pepper Snapple Group, Inc.	2,162	157,610
Molson Coors Brewing Co. (Class B)	1,485	103,668
Monster Beverage Corp. (b)	1,545	207,061
National Beverage Corp. (b)	95	2,136
PepsiCo, Inc.	15,942	1,488,026

		4,152,781

BIOTECHNOLOGY — 3.6%
ACADIA Pharmaceuticals, Inc. (b)	776	32,499
Achillion Pharmaceuticals, Inc. (a)(b)	1,016	9,002
Acorda Therapeutics, Inc. (b)	430	14,332
Aegerion Pharmaceuticals, Inc. (a)(b)	289	5,482
Agios Pharmaceuticals, Inc. (a)(b)	303	33,675
Alder Biopharmaceuticals, Inc. (b)	200	10,594
Alexion Pharmaceuticals, Inc. (b)	2,497	451,470
Alkermes PLC (a)(b)	1,538	98,955
Alnylam Pharmaceuticals, Inc. (a)(b)	819	98,174
AMAG Pharmaceuticals, Inc. (a)(b)	225	15,538
Amgen, Inc.	8,188	1,257,022
Amicus Therapeutics, Inc. (b)	1,000	14,150
Anacor Pharmaceuticals, Inc. (a)(b)	400	30,972
Applied Genetic Technologies Corp. (b)	632	9,695
Arena Pharmaceuticals, Inc. (a)(b)	2,325	10,788
ARIAD Pharmaceuticals, Inc. (a)(b)	1,986	16,424
Array BioPharma, Inc. (a)(b)	1,259	9,077
Arrowhead Research Corp. (a)(b)	785	5,613
Atara Biotherapeutics, Inc. (b)	200	10,552
BioCryst Pharmaceuticals, Inc. (b)	776	11,586
Biogen, Inc. (b)	2,566	1,036,510
BioMarin Pharmaceutical, Inc. (b)	1,682	230,064
Bluebird Bio, Inc. (b)	306	51,521
Celgene Corp. (b)	8,747	1,012,334
Celldex Therapeutics, Inc. (b)	1,173	29,583
Cepheid, Inc. (b)	727	44,456
Chelsea Therapeutics International, Ltd. (b)(c)	1,096	0
ChemoCentryx, Inc. (b)	291	2,395
Chimerix, Inc. (a)(b)	299	13,814
Clovis Oncology, Inc. (b)	240	21,091
Cytokinetics, Inc. (b)	291	1,956
CytRx Corp. (b)	3,828	14,240
Dyax Corp. (b)	1,864	49,396
Dynavax Technologies Corp. (a)(b)	192	4,498
Eagle Pharmaceuticals, Inc. (b)	100	8,086
Emergent Biosolutions, Inc. (a)(b)	289	9,523
Enanta Pharmaceuticals, Inc. (b)	200	8,998
Epizyme, Inc. (b)	300	7,200
Esperion Therapeutics, Inc. (b)	100	8,176
Exact Sciences Corp. (a)(b)	977	29,056
Exelixis, Inc. (a)(b)	1,937	7,283
FibroGen, Inc. (b)	500	11,750
Galena Biopharma, Inc. (a)(b)	4,308	7,324
Genomic Health, Inc. (a)(b)	194	5,391
Geron Corp. (a)(b)	1,350	5,778
Gilead Sciences, Inc.	15,877	1,858,879
Halozyme Therapeutics, Inc. (b)	970	21,903
Heron Therapeutics, Inc. (b)	300	9,348
Idera Pharmaceuticals, Inc. (a)(b)	4,114	15,263
ImmunoGen, Inc. (b)	979	14,078
Immunomedics, Inc. (a)(b)	776	3,151
Incyte Corp. (b)	1,728	180,075
Infinity Pharmaceuticals, Inc. (b)	483	5,289
Inovio Pharmaceuticals, Inc. (a)(b)	1,157	9,441

See accompanying notes to financial statements.

164

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Insmed, Inc. (b)	989	$24,151
Insys Therapeutics, Inc. (b)	300	10,776
Intercept Pharmaceuticals, Inc. (a)(b)	147	35,483
Intrexon Corp. (a)(b)	388	18,934
Ironwood Pharmaceuticals, Inc. (a)(b)	1,019	12,289
Isis Pharmaceuticals, Inc. (a)(b)	1,225	70,499
Keryx Biopharmaceuticals, Inc. (a)(b)	871	8,693
Kite Pharma, Inc. (b)	300	18,291
KYTHERA Biopharmaceuticals, Inc. (b)	295	22,216
Lexicon Pharmaceuticals, Inc. (a)(b)	1,439	11,584
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	194	19,575
MacroGenics, Inc. (b)	300	11,391
MannKind Corp. (a)(b)	2,475	14,083
Medivation, Inc. (b)	820	93,644
Merrimack Pharmaceuticals, Inc. (a)(b)	970	11,994
MiMedx Group, Inc. (a)(b)	871	10,095
Momenta Pharmaceuticals, Inc. (b)	483	11,017
Myriad Genetics, Inc. (a)(b)	850	28,891
Navidea Biopharmaceuticals, Inc. (a)(b)	1,259	2,027
Neurocrine Biosciences, Inc. (b)	836	39,927
NewLink Genetics Corp. (b)	516	22,843
Novavax, Inc. (a)(b)	2,889	32,183
OncoMed Pharmaceuticals, Inc. (a)(b)	628	14,130
Ophthotech Corp. (b)	300	15,618
OPKO Health, Inc. (a)(b)	2,528	40,650
Orexigen Therapeutics, Inc. (a)(b)	1,019	5,044
Organovo Holdings, Inc. (a)(b)	1,454	5,482
OvaScience, Inc. (a)(b)	200	5,786
PDL BioPharma, Inc. (a)	3,866	24,858
Peregrine Pharmaceuticals, Inc. (a)(b)	16,010	20,973
Portola Pharmaceuticals, Inc. (b)	495	22,547
Progenics Pharmaceuticals, Inc. (a)(b)	2,805	20,925
Prothena Corp. PLC (b)	582	30,654
PTC Therapeutics, Inc. (b)	388	18,674
Puma Biotechnology, Inc. (a)(b)	244	28,487
Radius Health, Inc. (b)	300	20,310
Raptor Pharmaceutical Corp. (a)(b)	1,697	26,796
Receptos, Inc. (a)(b)	344	65,377
Regeneron Pharmaceuticals, Inc. (b)	873	445,343
Repligen Corp. (b)	339	13,991
Retrophin, Inc. (b)	300	9,945
Rigel Pharmaceuticals, Inc. (b)	921	2,956
Sage Therapeutics, Inc. (b)	100	7,300
Sangamo Biosciences, Inc. (a)(b)	1,404	15,570
Sarepta Therapeutics, Inc. (a)(b)	317	9,646
Seattle Genetics, Inc. (a)(b)	1,065	51,546
Spectrum Pharmaceuticals, Inc. (a)(b)	627	4,289
Stemline Therapeutics, Inc. (b)	1,115	13,124
Synergy Pharmaceuticals, Inc. (a)(b)	822	6,823
Synta Pharmaceuticals Corp. (a)(b)	438	977
TESARO, Inc. (a)(b)	145	8,525
Threshold Pharmaceuticals, Inc. (a)(b)	483	1,951
Ultragenyx Pharmaceutical, Inc. (b)	400	40,956
United Therapeutics Corp. (a)(b)	483	84,018
Vanda Pharmaceuticals, Inc. (a)(b)	289	3,667
Verastem, Inc. (b)	1,553	11,710
Vertex Pharmaceuticals, Inc. (b)	2,554	315,368
XOMA Corp. (a)(b)	628	2,437
ZIOPHARM Oncology, Inc. (a)(b)	1,090	13,080

		8,843,569

BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	822	59,168
AAON, Inc.	430	9,684
Advanced Drainage Systems, Inc.	400	11,732
Allegion PLC	1,083	65,132
American Woodmark Corp. (b)	95	5,211
Apogee Enterprises, Inc.	289	15,213
Armstrong World Industries, Inc. (b)	483	25,734
Builders FirstSource, Inc. (b)	480	6,163
Continental Building Products, Inc. (b)	300	6,357
Fortune Brands Home & Security, Inc. (a)	1,777	81,422
Gibraltar Industries, Inc. (b)	339	6,905
Griffon Corp.	429	6,830
Insteel Industries, Inc.	194	3,628
Lennox International, Inc. (a)	533	57,399
Masco Corp.	3,817	101,799
Masonite International Corp. (b)	289	20,262
NCI Building Systems, Inc. (b)	244	3,677
Nortek, Inc. (b)	95	7,897
Owens Corning	1,259	51,934
PGT, Inc. (b)	339	4,919
Ply Gem Holdings, Inc. (b)	145	1,709
Quanex Building Products Corp.	374	8,015
Simpson Manufacturing Co., Inc.	422	14,348
Trex Co., Inc. (b)	388	19,179
Universal Forest Products, Inc.	244	12,695
USG Corp. (a)(b)	856	23,788

		630,800

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (b)	597	130,504
Ameriprise Financial, Inc.	2,021	252,484
Arlington Asset Investment Corp. (Class A) (a)	145	2,836
Artisan Partners Asset Management, Inc.	289	13,427
Ashford, Inc. (a)	5	436
Bank of New York Mellon Corp.	12,567	527,437
BGC Partners, Inc. (Class A)	1,356	11,865
BlackRock, Inc.	1,398	483,680
Calamos Asset Management, Inc. (Class A)	244	2,989
Charles Schwab Corp.	12,222	399,048
Cohen & Steers, Inc.	194	6,612
Cowen Group, Inc. (Class A) (a)(b)	1,016	6,502
Diamond Hill Investment Group, Inc.	50	9,983
E*TRADE Financial Corp. (b)	3,047	91,258
Eaton Vance Corp.	1,282	50,165
Evercore Partners, Inc. (Class A)	339	18,293
Federated Investors, Inc. (Class B) (a)	958	32,083
Financial Engines, Inc. (a)	533	22,642
Franklin Resources, Inc.	4,379	214,702
GAMCO Investors, Inc. (Class A)	99	6,802

See accompanying notes to financial statements.

165

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Goldman Sachs Group, Inc.	4,652	$971,291
Greenhill & Co., Inc. (a)	289	11,944
HFF, Inc. (Class A)	339	14,147
Interactive Brokers Group, Inc. (Class A)	483	20,074
INTL. FCStone, Inc. (b)	186	6,183
Invesco, Ltd.	4,753	178,190
Investment Technology Group, Inc.	388	9,622
Janus Capital Group, Inc. (a)	1,582	27,084
KCG Holdings, Inc. (Class A) (b)	746	9,198
Ladenburg Thalmann Financial Services, Inc. (a)(b)	1,115	3,903
Lazard, Ltd. (Class A)	1,350	75,924
Legg Mason, Inc.	1,204	62,042
LPL Investment Holdings, Inc. (a)	921	42,817
Morgan Stanley	16,538	641,509
Northern Trust Corp.	2,572	196,655
NorthStar Asset Management Group, Inc.	1,932	35,723
Piper Jaffray Co., Inc. (b)	194	8,466
Raymond James Financial, Inc.	1,274	75,905
Safeguard Scientifics, Inc. (a)(b)	244	4,748
SEI Investments Co.	1,527	74,869
State Street Corp. (d)	4,627	356,279
Stifel Financial Corp. (b)	699	40,360
T. Rowe Price Group, Inc. (a)	2,855	221,919
TD Ameritrade Holding Corp.	2,870	105,673
Virtus Investment Partners, Inc. (a)	99	13,093
Waddell & Reed Financial, Inc. (Class A) (a)	921	43,573
Walter Investment Management Corp. (a)(b)	412	9,422
Westwood Holdings Group, Inc.	99	5,897
WisdomTree Investments, Inc. (a)	1,065	23,393

		5,573,651

CHEMICALS — 2.4%
A. Schulman, Inc.	289	12,635
Air Products & Chemicals, Inc.	2,319	317,309
Airgas, Inc.	823	87,057
Albemarle Corp.	1,314	72,625
American Vanguard Corp. (a)	289	3,988
Ashland, Inc.	861	104,956
Axalta Coating Systems, Ltd. (b)	1,100	36,388
Axiall Corp.	727	26,208
Balchem Corp.	289	16,103
Cabot Corp.	650	24,239
Calgon Carbon Corp.	561	10,872
Celanese Corp. (Series A)	1,683	120,974
CF Industries Holdings, Inc.	2,650	170,342
Chemtura Corp. (b)	840	23,780
Cytec Industries, Inc.	861	52,116
Dow Chemical Co.	12,406	634,815
E. I. du Pont de Nemours & Co.	9,908	633,617
Eastman Chemical Co.	1,657	135,576
Ecolab, Inc.	2,889	326,659
Ferro Corp. (b)	776	13,021
Flotek Industries, Inc. (a)(b)	483	6,052
FMC Corp. (a)	1,474	77,459
FutureFuel Corp.	244	3,140
H.B. Fuller Co.	533	21,650
Hawkins, Inc. (a)	95	3,837
Huntsman Corp.	2,083	45,972
Innophos Holdings, Inc.	244	12,844
Innospec, Inc.	291	13,107
International Flavors & Fragrances, Inc.	871	95,192
Intrepid Potash, Inc. (a)(b)	582	6,949
Koppers Holdings, Inc.	244	6,032
Kraton Performance Polymers, Inc. (b)	339	8,095
Kronos Worldwide, Inc. (a)	244	2,674
LSB Industries, Inc. (b)	194	7,923
LyondellBasell Industries NV (Class A)	4,303	445,447
Minerals Technologies, Inc.	388	26,434
Monsanto Co.	5,226	557,039
Mosaic Co.	3,582	167,817
NewMarket Corp. (a)	95	42,170
Olin Corp.	822	22,153
OM Group, Inc.	339	11,390
Omnova Solutions, Inc. (b)	483	3,618
Platform Specialty Products Corp. (b)	921	23,559
PolyOne Corp.	1,065	41,716
PPG Industries, Inc.	3,066	351,732
Praxair, Inc.	3,177	379,810
Quaker Chemical Corp.	145	12,882
Rayonier Advanced Materials, Inc. (a)	452	7,350
Rentech, Inc. (a)(b)	2,422	2,592
RPM International, Inc.	1,404	68,754
Scotts Miracle-Gro Co. (Class A)	429	25,401
Sensient Technologies Corp.	533	36,425
Sherwin-Williams Co.	878	241,468
Sigma-Aldrich Corp.	1,270	176,974
Stepan Co.	204	11,038
Tredegar Corp.	291	6,434
Tronox, Ltd. (Class A) (a)	628	9,188
Valspar Corp.	970	79,365
W.R. Grace & Co. (b)	824	82,647
Westlake Chemical Corp.	432	29,631

		5,997,240

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	582	19,130
ACCO Brands Corp. (b)	1,214	9,433
ADT Corp. (a)	2,160	72,511
Brady Corp. (Class A)	483	11,949
Brink’s Co.	483	14,215
Ceco Environmental Corp. (a)	178	2,017
Cintas Corp. (a)	1,119	94,656
Civeo Corp.	1,164	3,574
Clean Harbors, Inc. (a)(b)	628	33,749
Copart, Inc. (b)	1,156	41,015
Covanta Holding Corp.	1,156	24,496
Deluxe Corp. (a)	429	26,598
Ennis, Inc.	305	5,670
Essendant, Inc.	438	17,192
G & K Services, Inc. (Class A)	194	13,413
Healthcare Services Group, Inc. (a)	727	24,027
Herman Miller, Inc.	637	18,428
HNI Corp.	483	24,705

See accompanying notes to financial statements.

166

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Innerworkings, Inc. (a)(b)	429	$2,861
Interface, Inc.	628	15,731
KAR Auction Services, Inc.	1,501	56,137
Knoll, Inc.	483	12,090
Matthews International Corp. (Class A)	320	17,005
McGrath Rentcorp	291	8,855
Mobile Mini, Inc.	438	18,414
MSA Safety, Inc.	289	14,019
Multi-Color Corp.	95	6,069
Pitney Bowes, Inc. (a)	2,190	45,574
Quad Graphics, Inc.	291	5,386
R.R. Donnelley & Sons Co. (a)	2,057	35,854
Republic Services, Inc.	2,898	113,515
Rollins, Inc.	1,015	28,958
SP Plus Corp. (b)	145	3,786
Steelcase, Inc. (Class A)	921	17,416
Stericycle, Inc. (b)	904	121,055
Team, Inc. (b)	244	9,821
Tetra Tech, Inc.	677	17,358
Tyco International PLC	4,943	190,207
UniFirst Corp.	145	16,218
US Ecology, Inc. (a)	194	9,452
Viad Corp.	244	6,615
Waste Connections, Inc.	1,303	61,397
Waste Management, Inc.	4,961	229,942
West Corp.	244	7,344

		1,527,857

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	628	10,205
Arista Networks, Inc. (b)	400	32,696
Arris Group, Inc. (b)	1,271	38,892
Black Box Corp.	145	2,900
Brocade Communications Systems, Inc.	4,735	56,252
CalAmp Corp. (a)(b)	388	7,085
Calix, Inc. (b)	438	3,333
Ciena Corp. (a)(b)	1,090	25,811
Cisco Systems, Inc.	54,902	1,507,609
CommScope Holding Co., Inc. (b)	1,113	33,958
Comtech Telecommunications Corp.	203	5,897
Digi International, Inc. (b)	291	2,779
EchoStar Corp. (Class A) (b)	412	20,056
Extreme Networks, Inc. (b)	1,019	2,741
F5 Networks, Inc. (b)	813	97,844
Finisar Corp. (b)	985	17,602
Harmonic, Inc. (b)	1,187	8,107
Harris Corp.	1,597	122,825
Infinera Corp. (a)(b)	1,210	25,386
InterDigital, Inc. (a)	438	24,918
Ixia (b)	632	7,862
JDS Uniphase Corp. (b)	2,499	28,938
Juniper Networks, Inc.	4,231	109,879
KVH Industries, Inc. (b)	145	1,950
Motorola Solutions, Inc.	2,505	143,637
Netgear, Inc. (b)	438	13,149
Palo Alto Networks, Inc. (a)(b)	833	145,525
Plantronics, Inc.	470	26,466
Polycom, Inc. (b)	1,815	20,764
QUALCOMM, Inc.	17,598	1,102,163
Ruckus Wireless, Inc. (a)(b)	429	4,436
ShoreTel, Inc. (b)	632	4,285
Sonus Networks, Inc. (b)	454	3,142
Ubiquiti Networks, Inc. (a)	145	4,628
ViaSat, Inc. (a)(b)	438	26,394

		3,690,114

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (b)	1,590	52,597
Aegion Corp. (b)	438	8,296
Argan, Inc.	145	5,848
Chicago Bridge & Iron Co. NV (a)	1,065	53,293
Comfort Systems USA, Inc.	388	8,905
Dycom Industries, Inc. (b)	339	19,950
EMCOR Group, Inc.	747	35,684
Fluor Corp.	1,732	91,813
Furmanite Corp. (b)	388	3,151
Granite Construction, Inc.	438	15,553
Great Lakes Dredge & Dock Corp. (b)	628	3,743
Jacobs Engineering Group, Inc. (a)(b)	1,379	56,015
KBR, Inc.	1,575	30,681
Mastec, Inc. (b)	628	12,478
MYR Group, Inc. (b)	244	7,554
Northwest Pipe Co. (b)	95	1,935
Orion Marine Group, Inc. (b)	289	2,087
Primoris Services Corp. (a)	388	7,682
Quanta Services, Inc. (b)	2,208	63,635
Tutor Perini Corp. (b)	388	8,373

		489,273

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	553	42,210
Headwaters, Inc. (b)	776	14,139
Martin Marietta Materials, Inc. (a)	693	98,066
US Concrete, Inc. (a)(b)	145	5,494
Vulcan Materials Co.	1,406	118,006

		277,915

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (b)	5,154	115,604
American Express Co.	9,278	721,086
Capital One Financial Corp.	5,856	515,152
Cash America International, Inc.	289	7,569
Credit Acceptance Corp. (a)(b)	99	24,372
Discover Financial Services	4,943	284,816
Encore Capital Group, Inc. (a)(b)	291	12,437
Enova International, Inc. (b)	263	4,913
Ezcorp, Inc. (Class A) (a)(b)	533	3,960
First Cash Financial Services, Inc. (b)	289	13,176
Green Dot Corp. (Class A) (b)	291	5,564
Navient Corp.	4,776	86,971
Nelnet, Inc. (Class A)	244	10,568
PRA Group, Inc. (a)(b)	582	36,264
Santander Consumer USA Holdings, Inc. (b)	1,089	27,846
SLM Corp. (b)	4,776	47,139
Springleaf Holdings, Inc. (b)	600	27,546
Synchrony Financial (a)(b)	1,239	40,800

See accompanying notes to financial statements.

167

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

World Acceptance Corp. (a)(b)	95	$5,843

		1,991,626

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (b)	50	2,760
AptarGroup, Inc. (a)	727	46,361
Avery Dennison Corp.	1,055	64,292
Ball Corp.	1,545	108,382
Bemis Co., Inc.	1,115	50,186
Berry Plastics Group, Inc. (b)	970	31,428
Crown Holdings, Inc. (b)	1,543	81,640
Graphic Packaging Holding Co.	3,488	48,588
Greif, Inc. (Class A) (a)	752	26,959
MeadWestvaco Corp.	1,882	88,811
Myers Industries, Inc.	289	5,491
Owens-Illinois, Inc. (b)	1,749	40,122
Packaging Corp. of America	1,016	63,490
Rock-Tenn Co. (Class A)	1,553	93,491
Sealed Air Corp.	2,288	117,557
Silgan Holdings, Inc.	343	18,097
Sonoco Products Co.	1,065	45,646

		933,301

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	244	14,457
Genuine Parts Co.	1,685	150,858
LKQ Corp. (b)	3,192	96,542
Pool Corp.	508	35,652
VOXX International Corp. (b)	194	1,606

		299,115

DIVERSIFIED CONSUMER SERVICES — 0.2%
2U, Inc. (b)	300	9,657
American Public Education, Inc. (b)	194	4,990
Apollo Education Group, Inc. (b)	1,054	13,575
Ascent Capital Group, Inc. (Class A) (b)	151	6,454
Bridgepoint Education, Inc. (b)	194	1,855
Bright Horizons Family Solutions, Inc. (b)	339	19,594
Capella Education Co.	136	7,299
Career Education Corp. (b)	589	1,944
Carriage Services, Inc.	145	3,463
DeVry Education Group, Inc.	670	20,087
Graham Holdings Co. (Class B)	50	53,752
Grand Canyon Education, Inc. (b)	483	20,479
H&R Block, Inc.	2,865	84,947
Houghton Mifflin Harcourt Co. (b)	1,164	29,333
K12, Inc. (b)	289	3,656
LifeLock, Inc. (a)(b)	628	10,299
Regis Corp. (b)	483	7,612
Service Corp. International	2,247	66,129
ServiceMaster Global Holdings, Inc. (b)	1,113	40,257
Sotheby’s	729	32,980
Steiner Leisure, Ltd. (b)	145	7,798
Strayer Education, Inc. (b)	107	4,612
Universal Technical Institute, Inc.	244	2,098
Weight Watchers International, Inc. (a)(b)	289	1,402

		454,272

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. (Class B) (b)	20,030	2,726,283
CBOE Holdings, Inc.	921	52,700
CME Group, Inc.	3,480	323,849
FNFV Group (b)	577	8,874
Intercontinental Exchange, Inc.	1,236	276,382
Leucadia National Corp.	3,912	94,983
MarketAxess Holdings, Inc.	388	35,995
McGraw Hill Financial, Inc.	2,932	294,519
Moody’s Corp.	2,072	223,693
MSCI, Inc.	1,287	79,215
NASDAQ OMX Group, Inc.	1,159	56,571
NewStar Financial, Inc. (a)(b)	291	3,201
PHH Corp. (b)	620	16,138
Pico Holdings, Inc. (b)	244	3,592
Voya Financial, Inc.	2,451	113,898

		4,309,893

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
8x8, Inc. (b)	776	6,953
AT&T, Inc. (a)	56,513	2,007,342
Atlantic Tele-Network, Inc.	95	6,563
CenturyLink, Inc.	6,468	190,030
Cincinnati Bell, Inc. (b)	2,228	8,511
Cogent Communications Holdings, Inc.	524	17,732
Consolidated Communications Holdings, Inc. (a)	432	9,076
Frontier Communications Corp. (a)	10,635	52,643
General Communication, Inc. (Class A) (b)	339	5,766
Globalstar, Inc. (a)(b)	2,907	6,134
Hawaiian Telcom Holdco, Inc. (b)	95	2,479
IDT Corp. (Class B)	145	2,622
inContact, Inc. (b)	582	5,744
Inteliquent, Inc.	339	6,238
Intelsat SA (a)(b)	244	2,420
Iridium Communications, Inc. (a)(b)	677	6,154
Level 3 Communications, Inc. (b)	3,159	166,385
Lumos Networks Corp.	145	2,145
Premiere Global Services, Inc. (b)	483	4,970
Verizon Communications, Inc.	44,044	2,052,891
Vonage Holdings Corp. (b)	1,648	8,092
Windstream Holdings, Inc. (a)	1,059	6,756
Zayo Group Holdings, Inc. (b)	1,500	38,580

		4,616,226

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	438	20,319
American Electric Power Co., Inc.	5,208	275,868
Cleco Corp.	628	33,818
Duke Energy Corp.	7,670	541,655
Edison International	3,461	192,362
El Paso Electric Co.	438	15,181
Empire District Electric Co.	429	9,352
Entergy Corp.	1,891	133,315

See accompanying notes to financial statements.

168

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Eversource Energy (a)	3,335	$151,442
Exelon Corp. (a)	9,167	288,027
FirstEnergy Corp.	4,450	144,847
Great Plains Energy, Inc. (a)	1,648	39,816
Hawaiian Electric Industries, Inc.	1,026	30,503
IDACORP, Inc.	533	29,923
ITC Holdings Corp.	1,747	56,218
MGE Energy, Inc.	853	33,037
NextEra Energy, Inc.	4,687	459,467
OGE Energy Corp.	2,077	59,340
Otter Tail Corp.	388	10,321
Pepco Holdings, Inc.	2,686	72,361
Pinnacle West Capital Corp.	1,127	64,115
PNM Resources, Inc.	837	20,590
Portland General Electric Co.	824	27,324
PPL Corp.	7,147	210,622
Southern Co. (a)	9,832	411,961
UIL Holdings Corp.	739	33,861
Unitil Corp.	154	5,085
Westar Energy, Inc.	1,509	51,638
Xcel Energy, Inc.	5,277	169,814

		3,592,182

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	429	77,211
AMETEK, Inc.	2,616	143,305
AZZ, Inc.	291	15,074
Babcock & Wilcox Co.	1,207	39,590
Eaton Corp. PLC	5,254	354,592
Emerson Electric Co.	7,177	397,821
Encore Wire Corp.	244	10,807
EnerSys (a)	483	33,950
Franklin Electric Co., Inc. (a)	483	15,615
FuelCell Energy, Inc. (a)(b)	1,695	1,656
Generac Holdings, Inc. (a)(b)	727	28,898
General Cable Corp. (a)	516	10,181
GrafTech International, Ltd. (b)	1,255	6,225
Hubbell, Inc. (Class B)	630	68,216
Plug Power, Inc. (a)(b)	1,787	4,378
Polypore International, Inc. (b)	483	28,922
Powell Industries, Inc.	95	3,341
Regal Beloit Corp.	483	35,061
Rockwell Automation, Inc.	1,482	184,717
SolarCity Corp. (a)(b)	630	33,737
Thermon Group Holdings, Inc. (b)	289	6,956

		1,500,253

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	3,427	198,663
Anixter International, Inc. (b)	289	18,828
Arrow Electronics, Inc. (b)	1,127	62,887
Avnet, Inc.	1,466	60,267
AVX Corp.	483	6,501
Badger Meter, Inc. (a)	145	9,206
Belden, Inc.	429	34,848
Benchmark Electronics, Inc. (b)	581	12,654
CDW Corp.	1,437	49,260
Checkpoint Systems, Inc.	438	4,459
Cognex Corp. (a)	919	44,204
Coherent, Inc. (b)	291	18,473
Corning, Inc.	13,953	275,293
CTS Corp.	339	6,533
Daktronics, Inc.	388	4,602
Dolby Laboratories, Inc. (Class A)	493	19,562
DTS, Inc. (b)	194	5,915
Electro Rent Corp.	194	2,107
Fabrinet (b)	289	5,413
FARO Technologies, Inc. (b)	194	9,060
FEI Co. (a)	484	40,138
FLIR Systems, Inc.	1,547	47,679
GSI Group, Inc. (b)	289	4,344
II-VI, Inc. (b)	533	10,116
Ingram Micro, Inc. (Class A) (b)	1,598	39,998
Insight Enterprises, Inc. (b)	429	12,831
InvenSense, Inc. (a)(b)	632	9,543
IPG Photonics Corp. (b)	339	28,874
Itron, Inc. (b)	393	13,535
Jabil Circuit, Inc.	2,186	46,540
Keysight Technologies, Inc. (b)	1,870	58,325
Knowles Corp. (a)(b)	934	16,905
Littelfuse, Inc.	244	23,153
Mercury Computer Systems, Inc. (b)	339	4,963
Methode Electronics, Inc. (Class A)	388	10,651
Mettler-Toledo International, Inc. (b)	341	116,438
MTS Systems Corp.	145	9,998
National Instruments Corp.	1,051	30,962
Newport Corp. (b)	438	8,305
OSI Systems, Inc. (b)	244	17,273
Park Electrochemical Corp.	244	4,675
Plexus Corp. (b)	388	17,025
RealD, Inc. (a)(b)	438	5,401
Rofin-Sinar Technologies, Inc. (b)	289	7,976
Rogers Corp. (b)	194	12,831
Sanmina Corp. (b)	893	18,003
Scansource, Inc. (b)	289	10,999
SYNNEX Corp.	291	21,298
Tech Data Corp. (b)	419	24,118
Trimble Navigation, Ltd. (b)	2,749	64,492
TTM Technologies, Inc. (b)	582	5,814
Universal Display Corp. (a)(b)	438	22,658
Vishay Intertechnology, Inc.	1,422	16,609
Vishay Precision Group, Inc. (b)	153	2,304
Zebra Technologies Corp. (Class A) (b)	563	62,521

		1,696,030

ENERGY EQUIPMENT & SERVICES — 1.3%
Atwood Oceanics, Inc. (a)	632	16,710
Baker Hughes, Inc.	4,842	298,751
Basic Energy Services, Inc. (a)(b)	311	2,348
Bristow Group, Inc.	388	20,680
C&J Energy Services, Ltd. (a)(b)	483	6,376
Cameron International Corp. (b)	2,285	119,665
CARBO Ceramics, Inc. (a)	244	10,158
Diamond Offshore Drilling, Inc. (a)	709	18,299
Dresser-Rand Group, Inc. (b)	826	70,359
Dril-Quip, Inc. (b)	644	48,461
Ensco PLC (Class A)	2,500	55,675
Era Group, Inc. (b)	244	4,997

See accompanying notes to financial statements.

169

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Exterran Holdings, Inc.	626	$20,439
FMC Technologies, Inc. (b)	2,543	105,509
Forum Energy Technologies, Inc. (b)	628	12,736
Frank’s International NV	568	10,701
Geospace Technologies Corp. (a)(b)	145	3,342
Gulfmark Offshore, Inc. (Class A) (a)	807	9,361
Halliburton Co.	9,075	390,860
Helix Energy Solutions Group, Inc. (b)	1,150	14,525
Helmerich & Payne, Inc. (a)	1,067	75,138
Hornbeck Offshore Services, Inc. (a)(b)	388	7,966
ION Geophysical Corp. (b)	1,457	1,559
Key Energy Services, Inc. (b)	1,598	2,876
Matrix Service Co. (b)	291	5,319
McDermott International, Inc. (a)(b)	5,862	31,303
Nabors Industries, Ltd.	3,163	45,642
National Oilwell Varco, Inc.	4,634	223,730
Natural Gas Services Group, Inc. (b)	95	2,168
Newpark Resources, Inc. (b)	921	7,488
Noble Corp. PLC	2,600	40,014
North Atlantic Drilling, Ltd. (a)	1,450	1,726
Oceaneering International, Inc.	1,164	54,231
Oil States International, Inc. (b)	582	21,668
Parker Drilling Co. (b)	1,259	4,180
Patterson-UTI Energy, Inc. (a)	1,546	29,088
PHI, Inc. (b)	145	4,353
Pioneer Energy Services Corp. (b)	628	3,982
RigNet, Inc. (a)(b)	95	2,904
Rowan Cos. PLC (Class A) (a)	1,331	28,097
RPC, Inc. (a)	677	9,363
Schlumberger, Ltd.	13,746	1,184,768
SEACOR Holdings, Inc. (b)	244	17,309
Seadrill, Ltd. (a)	3,775	39,033
Seventy Seven Energy, Inc. (a)(b)	439	1,883
Superior Energy Services, Inc.	1,700	35,768
Tesco Corp.	289	3,150
Tetra Technologies, Inc. (b)	822	5,244
Tidewater, Inc. (a)	520	11,820
Unit Corp. (b)	533	14,455
US Silica Holdings, Inc. (a)	582	17,088
Weatherford International PLC (b)	8,400	103,068

		3,276,333

FOOD & STAPLES RETAILING — 2.0%
Andersons, Inc.	291	11,349
Casey’s General Stores, Inc.	438	41,934
Chefs’ Warehouse, Inc. (a)(b)	145	3,080
Costco Wholesale Corp.	4,817	650,584
CVS Health Corp.	12,153	1,274,607
Fairway Group Holdings Corp. (a)(b)	145	516
Fresh Market, Inc. (a)(b)	438	14,077
Ingles Markets, Inc. (Class A)	145	6,927
Kroger Co.	5,543	401,923
Natural Grocers by Vitamin Cottage, Inc. (b)	99	2,437
PriceSmart, Inc. (a)	194	17,701
Rite Aid Corp. (b)	10,412	86,940
SpartanNash Co.	347	11,291
Sprouts Farmers Market, Inc. (a)(b)	1,630	43,977
SUPERVALU, Inc. (b)	2,146	17,361
Sysco Corp. (a)	6,308	227,719
United Natural Foods, Inc. (b)	533	33,942
Village Super Market, Inc. (Class A)	99	3,137
Wal-Mart Stores, Inc.	17,274	1,225,245
Walgreens Boots Alliance, Inc.	9,249	780,986
Weis Markets, Inc.	95	4,004
Whole Foods Market, Inc.	3,959	156,143

		5,015,880

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	7,028	338,890
B&G Foods, Inc. (a)	582	16,605
Boulder Brands, Inc. (a)(b)	628	4,358
Bunge, Ltd.	1,585	139,163
Cal-Maine Foods, Inc. (a)	289	15,086
Calavo Growers, Inc.	95	4,933
Campbell Soup Co. (a)	1,854	88,343
ConAgra Foods, Inc.	4,454	194,729
Darling Ingredients, Inc. (b)	1,668	24,453
Dean Foods Co. (a)	973	15,733
Diamond Foods, Inc. (b)	244	7,657
Flowers Foods, Inc.	1,825	38,599
Fresh Del Monte Produce, Inc. (a)	355	13,724
General Mills, Inc.	6,453	359,561
Hain Celestial Group, Inc. (a)(b)	1,065	70,141
Hershey Co.	1,607	142,750
Hormel Foods Corp.	1,404	79,144
Ingredion, Inc.	822	65,604
J&J Snack Foods Corp.	145	16,047
J.M. Smucker Co. (a)	1,324	143,535
Kellogg Co.	2,741	171,861
Keurig Green Mountain, Inc. (a)	1,598	122,455
Kraft Foods Group, Inc.	6,522	555,283
Lancaster Colony Corp.	194	17,625
Landec Corp. (b)	291	4,199
Limoneira Co. (a)	95	2,112
McCormick & Co., Inc. (a)	1,415	114,544
Mead Johnson Nutrition Co.	2,152	194,153
Mondelez International, Inc. (Class A)	17,537	721,472
Pilgrim’s Pride Corp. (a)	628	14,425
Pinnacle Foods, Inc.	1,239	56,424
Post Holdings, Inc. (a)(b)	539	29,068
Sanderson Farms, Inc. (a)	229	17,212
Seaboard Corp. (b)	3	10,797
Seneca Foods Corp. (Class A) (b)	99	2,749
Snyders-Lance, Inc.	483	15,586
Tootsie Roll Industries, Inc. (a)	214	6,914
TreeHouse Foods, Inc. (b)	388	31,440
Tyson Foods, Inc. (Class A)	3,000	127,890
WhiteWave Foods Co. (Class A) (b)	1,858	90,819

		4,086,083

GAS UTILITIES — 0.2%
AGL Resources, Inc.	1,259	58,619
Atmos Energy Corp.	1,166	59,793
Chesapeake Utilities Corp.	50	2,693
Laclede Group, Inc. (a)	339	17,648
National Fuel Gas Co. (a)	824	48,525
New Jersey Resources Corp.	858	23,638
Northwest Natural Gas Co. (a)	289	12,190

See accompanying notes to financial statements.

170

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

ONE Gas, Inc. (a)	557	$23,706
Piedmont Natural Gas Co., Inc.	824	29,095
Questar Corp.	1,892	39,562
South Jersey Industries, Inc.	678	16,767
Southwest Gas Corp.	483	25,700
UGI Corp.	2,432	83,782
WGL Holdings, Inc. (a)	533	28,937

		470,655

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc. (a)	244	12,561
Abbott Laboratories	16,423	806,041
ABIOMED, Inc. (a)(b)	415	27,278
Accuray, Inc. (b)	824	5,554
Alere, Inc. (b)	884	46,631
Align Technology, Inc. (b)	776	48,663
Analogic Corp.	95	7,496
AngioDynamics, Inc. (b)	291	4,772
Anika Therapeutics, Inc. (b)	95	3,138
Antares Pharma, Inc. (a)	1,156	2,404
AtriCure, Inc. (b)	244	6,012
Baxter International, Inc.	5,880	411,188
Becton, Dickinson and Co.	2,230	315,879
Boston Scientific Corp. (b)	14,350	253,995
C.R. Bard, Inc.	830	141,681
Cantel Medical Corp.	339	18,194
Cardiovascular Systems, Inc. (b)	244	6,454
CareFusion Corp. (b)(c)	1	0
Cerus Corp. (a)(b)	727	3,773
CONMED Corp.	289	16,840
Cooper Cos., Inc. (a)	586	104,290
Cyberonics, Inc. (b)	289	17,184
Cynosure, Inc. (Class A) (a)(b)	194	7,485
DENTSPLY International, Inc.	1,510	77,841
DexCom, Inc. (b)	776	62,064
Edwards Lifesciences Corp. (b)	1,198	170,631
Endologix, Inc. (b)	677	10,385
GenMark Diagnostics, Inc. (a)(b)	289	2,618
Globus Medical, Inc. (Class A) (b)	582	14,940
Greatbatch, Inc. (b)	291	15,691
Haemonetics Corp. (b)	533	22,045
Halyard Health, Inc. (a)(b)	522	21,141
HealthStream, Inc. (b)	244	7,422
HeartWare International, Inc. (a)(b)	194	14,102
Hill-Rom Holdings, Inc.	524	28,469
Hologic, Inc. (b)	2,894	110,146
ICU Medical, Inc. (b)	145	13,871
IDEXX Laboratories, Inc. (a)(b)	1,164	74,659
Insulet Corp. (b)	582	18,033
Integra LifeSciences Holdings Corp. (b)	244	16,438
Intuitive Surgical, Inc. (b)	435	210,757
Invacare Corp.	339	7,333
LDR Holding Corp. (b)	300	12,975
Masimo Corp. (b)	505	19,564
Medtronic PLC	15,644	1,159,220
Meridian Bioscience, Inc. (a)	429	7,997
Merit Medical Systems, Inc. (b)	429	9,241
Natus Medical, Inc. (b)	289	12,300
Neogen Corp. (b)	384	18,217
Nevro Corp. (b)	200	10,750
NuVasive, Inc. (b)	510	24,164
NxStage Medical, Inc. (b)	628	8,971
OraSure Technologies, Inc. (a)(b)	582	3,137
Orthofix International NV (b)	194	6,425
Quidel Corp. (a)(b)	289	6,633
ResMed, Inc.	1,505	84,837
Rockwell Medical, Inc. (b)	500	8,060
RTI Surgical, Inc. (b)	632	4,083
Sirona Dental Systems, Inc. (b)	582	58,444
Spectranetics Corp. (a)(b)	438	10,078
St. Jude Medical, Inc.	3,035	221,767
Staar Surgical Co. (a)(b)	388	3,748
STERIS Corp. (a)	632	40,726
Stryker Corp.	3,608	344,817
SurModics, Inc. (b)	145	3,396
Teleflex, Inc. (a)	438	59,327
Thoratec Corp. (b)	593	26,430
Tornier NV (b)	291	7,272
Unilife Corp. (a)	970	2,086
Utah Medical Products, Inc.	50	2,982
Varian Medical Systems, Inc. (b)	1,124	94,787
Vascular Solutions, Inc. (b)	194	6,736
West Pharmaceutical Services, Inc.	776	45,070
Wright Medical Group, Inc. (a)(b)	438	11,502
Zeltiq Aesthetics, Inc. (b)	300	8,841
Zimmer Biomet Holdings, Inc.	1,806	197,269

		5,707,951

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)(b)	488	38,225
Aceto Corp.	289	7,118
Aetna, Inc.	3,837	489,064
Air Methods Corp. (a)(b)	438	18,107
Amedisys, Inc. (a)(b)	333	13,230
AmerisourceBergen Corp.	2,498	265,637
AMN Healthcare Services, Inc. (b)	483	15,258
AmSurg Corp. (b)	439	30,708
Anthem, Inc.	2,827	464,024
athenahealth, Inc. (a)(b)	376	43,082
Bio-Reference Laboratories, Inc. (b)	291	12,004
BioScrip, Inc. (a)(b)	632	2,294
Brookdale Senior Living, Inc. (b)	1,739	60,343
Capital Senior Living Corp. (b)	289	7,080
Cardinal Health, Inc.	3,640	304,486
Catamaran Corp. (b)	2,180	133,154
Centene Corp. (b)	1,164	93,586
Chemed Corp. (a)	194	25,433
Cigna Corp.	2,750	445,500
Community Health Systems, Inc. (b)	1,183	74,493
Corvel Corp. (b)	95	3,042
DaVita HealthCare Partners, Inc. (b)	1,932	153,536
Diplomat Pharmacy, Inc. (b)	400	17,900
Ensign Group, Inc.	194	9,906
Envision Healthcare Holdings, Inc. (b)	2,023	79,868
ExamWorks Group, Inc. (a)(b)	289	11,300
Express Scripts Holding Co. (a)(b)	7,921	704,494
Five Star Quality Care, Inc. (b)	429	2,059
Hanger, Inc. (a)(b)	388	9,095
HCA Holdings, Inc. (b)	3,489	316,522

See accompanying notes to financial statements.

171

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Health Net, Inc. (b)	880	$56,426
HealthEquity, Inc. (b)	400	12,820
HealthSouth Corp. (a)	947	43,619
Healthways, Inc. (b)	283	3,390
Henry Schein, Inc. (b)	930	132,172
HMS Holdings Corp. (a)(b)	921	15,813
Humana, Inc.	1,697	324,602
IPC Healthcare, Inc. (b)	194	10,746
Kindred Healthcare, Inc.	669	13,574
Laboratory Corp. of America Holdings (b)	1,163	140,979
Landauer, Inc. (a)	95	3,386
LHC Group, Inc. (b)	95	3,634
LifePoint Health, Inc. (b)	483	41,997
Magellan Health, Inc. (b)	289	20,250
McKesson Corp.	2,530	568,769
MEDNAX, Inc. (b)	1,065	78,927
Molina Healthcare, Inc. (b)	289	20,317
National Healthcare Corp. (a)	95	6,174
Omnicare, Inc.	1,111	104,712
Owens & Minor, Inc. (a)	677	23,018
Patterson Cos., Inc.	920	44,758
PharMerica Corp. (b)	289	9,624
Premier, Inc. (Class A) (b)	361	13,884
Providence Service Corp. (b)	95	4,207
Quest Diagnostics, Inc. (a)	1,692	122,704
Select Medical Holdings Corp.	533	8,635
Surgical Care Affiliates, Inc. (b)	200	7,676
Team Health Holdings, Inc. (b)	727	47,495
Tenet Healthcare Corp. (b)	1,067	61,758
Triple-S Management Corp. (Class B) (b)	291	7,467
UnitedHealth Group, Inc.	10,246	1,250,012
Universal American Corp. (b)	438	4,432
Universal Health Services, Inc. (Class B)	970	137,837
US Physical Therapy, Inc.	95	5,202
VCA, Inc. (b)	923	50,216
WellCare Health Plans, Inc. (b)	491	41,651

		7,293,431

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (b)	1,883	25,759
Cerner Corp. (b)	3,200	220,992
Computer Programs and Systems, Inc. (a)	95	5,075
IMS Health Holdings, Inc. (b)	1,426	43,707
Inovalon Holdings, Inc. (Class A) (b)	300	8,370
MedAssets, Inc. (b)	628	13,854
Medidata Solutions, Inc. (a)(b)	630	34,222
Merge Healthcare, Inc. (b)	677	3,250
Omnicell, Inc. (b)	388	14,631
Veeva Systems, Inc. (Class A) (b)	438	12,277
Vocera Communications, Inc. (b)	244	2,794

		384,931

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	2,099	65,006
Belmond, Ltd. (Class A) (b)	1,016	12,690
Biglari Holdings, Inc. (b)	63	26,066
BJ’s Restaurants, Inc. (a)(b)	291	14,099
Bloomin’ Brands, Inc.	1,382	29,506
Bob Evans Farms, Inc.	287	14,651
Boyd Gaming Corp. (b)	632	9,448
Bravo Brio Restaurant Group, Inc. (b)	194	2,629
Brinker International, Inc. (a)	791	45,601
Buffalo Wild Wings, Inc. (a)(b)	194	30,398
Caesars Entertainment Corp. (a)(b)	388	2,375
Carnival Corp.	4,722	233,220
Cheesecake Factory, Inc. (a)	571	31,140
Chipotle Mexican Grill, Inc. (b)	339	205,092
Choice Hotels International, Inc.	289	15,678
Churchill Downs, Inc.	145	18,132
Chuy’s Holdings, Inc. (a)(b)	194	5,197
ClubCorp Holdings, Inc.	500	11,940
Cracker Barrel Old Country Store, Inc. (a)	246	36,693
Darden Restaurants, Inc.	1,390	98,801
Dave & Buster’s Entertainment, Inc. (b)	200	7,218
Del Frisco’s Restaurant Group, Inc. (b)	95	1,770
Denny’s Corp. (b)	1,019	11,831
Diamond Resorts International, Inc. (b)	388	12,241
DineEquity, Inc.	194	19,223
Domino’s Pizza, Inc.	632	71,669
Dunkin’ Brands Group, Inc. (a)	1,164	64,020
Extended Stay America, Inc.	600	11,262
Fiesta Restaurant Group, Inc. (b)	244	12,200
Hilton Worldwide Holdings, Inc. (b)	5,646	155,547
Hyatt Hotels Corp. (Class A) (b)	739	41,894
International Game Technology PLC (b)	1,000	17,760
International Speedway Corp. (Class A)	289	10,598
Interval Leisure Group, Inc.	386	8,820
Jack in the Box, Inc.	429	37,821
Jamba, Inc. (a)(b)	194	3,005
Krispy Kreme Doughnuts, Inc. (b)	677	13,039
La Quinta Holdings, Inc. (b)	1,030	23,536
Las Vegas Sands Corp. (a)	4,184	219,953
Marcus Corp.	194	3,721
Marriott International, Inc. (Class A)	2,508	186,570
Marriott Vacations Worldwide Corp.	287	26,332
McDonald’s Corp.	10,331	982,168
MGM Resorts International (b)	4,783	87,290
Morgans Hotel Group Co. (b)	291	1,961
Norwegian Cruise Line Holdings, Ltd. (b)	1,370	76,775
Panera Bread Co. (Class A) (a)(b)	312	54,528
Papa John’s International, Inc.	289	21,851
Penn National Gaming, Inc. (a)(b)	743	13,634
Pinnacle Entertainment, Inc. (b)	632	23,561
Popeyes Louisiana Kitchen, Inc. (b)	291	17,457
Red Robin Gourmet Burgers, Inc. (b)	145	12,444
Royal Caribbean Cruises, Ltd.	1,766	138,967
Ruby Tuesday, Inc. (b)	628	3,938
Ruth’s Hospitality Group, Inc.	388	6,255

See accompanying notes to financial statements.

172

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Scientific Games Corp. (Class A) (a)(b)	493	$7,661
SeaWorld Entertainment, Inc. (a)	727	13,406
Six Flags Entertainment Corp. (a)	677	30,363
Sonic Corp.	632	18,202
Speedway Motorsports, Inc.	95	2,152
Starbucks Corp.	16,386	878,535
Starwood Hotels & Resorts Worldwide, Inc.	2,105	170,694
Texas Roadhouse, Inc. (a)	628	23,506
Vail Resorts, Inc.	388	42,370
Wendy’s Co.	2,926	33,005
Wyndham Worldwide Corp.	1,473	120,653
Wynn Resorts, Ltd. (a)	863	85,152
Yum! Brands, Inc.	4,790	431,483
Zoe’s Kitchen, Inc. (b)	200	8,188

		5,174,591

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)(b)	291	5,806
Cavco Industries, Inc. (b)	99	7,469
CSS Industries, Inc.	99	2,995
D.R. Horton, Inc.	3,436	94,009
Ethan Allen Interiors, Inc. (a)	291	7,665
Garmin, Ltd. (a)	1,317	57,856
GoPro, Inc. (Class A) (a)(b)	1,006	53,036
Harman International Industries, Inc.	751	89,324
Helen of Troy, Ltd. (b)	339	33,049
Hovnanian Enterprises, Inc. (Class A) (a)(b)	1,210	3,219
iRobot Corp. (a)(b)	289	9,213
Jarden Corp. (b)	2,205	114,109
KB Home (a)	2,139	35,507
La-Z-Boy, Inc.	582	15,330
Leggett & Platt, Inc. (a)	1,515	73,750
Lennar Corp. (Class A) (a)	2,059	105,091
Libbey, Inc.	244	10,085
M.D.C. Holdings, Inc. (a)	438	13,127
M/I Homes, Inc. (b)	291	7,179
Meritage Homes Corp. (b)	904	42,569
Mohawk Industries, Inc. (b)	664	126,758
NACCO Industries, Inc. (Class A)	82	4,982
Newell Rubbermaid, Inc.	3,082	126,701
NVR, Inc. (b)	46	61,640
Pulte Group, Inc.	4,106	82,736
Ryland Group, Inc. (a)	478	22,165
Standard Pacific Corp. (b)	1,545	13,766
Taylor Morrison Home Corp. (Class A) (b)	339	6,902
Tempur Sealy International, Inc. (b)	628	41,385
Toll Brothers, Inc. (b)	2,048	78,213
TRI Pointe Homes, Inc. (b)	1,367	20,915
Tupperware Brands Corp. (a)	582	37,562
Universal Electronics, Inc. (b)	145	7,227
Whirlpool Corp.	868	150,207
William Lyon Homes (Class A) (a)(b)	145	3,722

		1,565,269

HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. (Class A) (b)	429	4,895
Church & Dwight Co., Inc.	1,472	119,423
Clorox Co.	1,404	146,044
Colgate-Palmolive Co.	10,089	659,922
HRG Group, Inc. (b)	339	4,407
Kimberly-Clark Corp.	3,891	412,329
Procter & Gamble Co.	29,412	2,301,195
Spectrum Brands Holdings, Inc.	244	24,886
WD-40 Co.	145	12,638

		3,685,739

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Abengoa Yield PLC	300	9,396
AES Corp.	7,717	102,327
Atlantic Power Corp. (a)	1,259	3,878
Calpine Corp. (b)	4,244	76,350
Dynegy, Inc. (b)	1,565	45,776
NRG Energy, Inc.	3,404	77,884
NRG Yield, Inc. (Class A) (a)	258	5,673
NRG Yield, Inc. (Class C) (a)	258	5,648
Ormat Technologies, Inc.	194	7,310
Pattern Energy Group, Inc. (a)	438	12,430
Talen Energy Corp. (b)	892	15,307
TerraForm Power, Inc. (Class A) (a)(b)	300	11,394

		373,373

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	6,862	1,058,807
Carlisle Cos., Inc.	677	67,781
Danaher Corp.	6,606	565,408
General Electric Co.	109,045	2,897,326
Raven Industries, Inc. (a)	374	7,603
Roper Technologies, Inc.	1,075	185,394

		4,782,319

INSURANCE — 3.0%
ACE, Ltd.	3,652	371,335
Aflac, Inc.	4,978	309,632
Alleghany Corp. (b)	194	90,939
Allied World Assurance Company Holdings, Ltd.	1,164	50,308
Allstate Corp.	4,488	291,137
Ambac Financial Group, Inc. (b)	483	8,037
American Equity Investment Life Holding Co.	677	18,265
American Financial Group, Inc.	822	53,463
American International Group, Inc.	14,350	887,117
American National Insurance Co.	99	10,130
AMERISAFE, Inc.	194	9,130
Amtrust Financial Services, Inc. (a)	317	20,767
Aon PLC	3,070	306,018
Arch Capital Group, Ltd. (b)	1,404	94,012
Argo Group International Holdings, Ltd.	317	17,657
Arthur J. Gallagher & Co.	1,729	81,782
Aspen Insurance Holdings, Ltd.	677	32,428

See accompanying notes to financial statements.

173

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Assurant, Inc.	788	$52,796
Assured Guaranty, Ltd.	2,075	49,779
Axis Capital Holdings, Ltd.	1,259	67,193
Baldwin & Lyons, Inc. (Class B)	95	2,187
Brown & Brown, Inc.	1,259	41,371
Chubb Corp.	2,620	249,267
Cincinnati Financial Corp.	1,720	86,310
Citizens, Inc. (a)(b)	429	3,200
CNA Financial Corp.	291	11,119
CNO Financial Group, Inc. (a)	2,374	43,563
eHealth, Inc. (b)	194	2,462
Employers Holdings, Inc.	339	7,722
Endurance Specialty Holdings, Ltd.	429	28,185
Enstar Group, Ltd. (b)	95	14,720
Erie Indemnity Co. (Class A)	291	23,882
Everest Re Group, Ltd. (a)	557	101,380
FBL Financial Group, Inc. (Class A) (a)	99	5,714
First American Financial Corp. (a)	1,164	43,312
FNF Group	2,926	108,233
Genworth Financial, Inc. (Class A) (b)	5,247	39,720
Global Indemnity PLC (b)	95	2,668
Greenlight Capital Re, Ltd. (Class A) (b)	289	8,430
Hanover Insurance Group, Inc.	441	32,647
Hartford Financial Services Group, Inc.	4,840	201,199
HCC Insurance Holdings, Inc.	1,065	81,835
HCI Group, Inc. (a)	95	4,200
Horace Mann Educators Corp.	438	15,934
Infinity Property & Casualty Corp.	95	7,205
Kemper Corp.	483	18,620
Lincoln National Corp.	2,878	170,435
Loews Corp.	3,466	133,476
Maiden Holdings, Ltd. (a)	533	8,411
Markel Corp. (b)	145	116,099
Marsh & McLennan Cos., Inc.	5,896	334,303
MBIA, Inc. (b)	1,532	9,207
Meadowbrook Insurance Group, Inc.	533	4,584
Mercury General Corp. (a)	291	16,194
MetLife, Inc.	10,279	575,521
Montpelier Re Holdings, Ltd.	483	19,078
National General Holdings Corp.	400	8,332
National Interstate Corp.	99	2,705
National Western Life Insurance Co. (Class A)	50	11,974
Navigators Group, Inc. (b)	95	7,368
Old Republic International Corp.	2,786	43,545
OneBeacon Insurance Group, Ltd. (Class A)	244	3,540
PartnerRe, Ltd.	623	80,055
Primerica, Inc.	632	28,876
Principal Financial Group, Inc.	3,088	158,383
ProAssurance Corp.	657	30,360
Progressive Corp.	6,434	179,058
Prudential Financial, Inc.	5,020	439,350
Reinsurance Group of America, Inc.	760	72,101
RenaissanceRe Holdings, Ltd. (a)	576	58,470
RLI Corp. (a)	433	22,252
Safety Insurance Group, Inc.	145	8,368
Selective Insurance Group, Inc.	582	16,325
StanCorp Financial Group, Inc.	429	32,437
State Auto Financial Corp.	145	3,473
Stewart Information Services Corp.	232	9,234
Symetra Financial Corp.	871	21,052
Third Point Reinsurance, Ltd. (a)(b)	632	9,322
Torchmark Corp. (a)	1,453	84,594
Travelers Cos., Inc.	3,524	340,630
United Fire Group, Inc.	244	7,993
Universal Insurance Holdings, Inc.	289	6,994
Unum Group	2,841	101,566
Validus Holdings, Ltd.	1,120	49,269
W.R. Berkley Corp. (a)	1,169	60,706
White Mountains Insurance Group, Ltd.	99	64,839
XL Group PLC	3,092	115,022

		7,472,511

INTERNET & CATALOG RETAIL — 1.4%
Amazon.com, Inc. (b)	4,152	1,802,342
Blue Nile, Inc. (a)(b)	95	2,887
EVINE Live, Inc. (b)	438	1,178
Expedia, Inc.	1,139	124,550
FTD Cos., Inc. (a)(b)	213	6,004
Groupon, Inc. (a)(b)	4,451	22,389
HSN, Inc.	389	27,304
Lands’ End, Inc. (a)(b)	162	4,022
Liberty Interactive Corp. QVC Group (Class A) (b)	5,646	156,677
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	923	29,739
Liberty Ventures, (Series A) (b)	1,728	67,859
Netflix, Inc. (b)	642	421,755
NutriSystem, Inc.	289	7,190
Orbitz Worldwide, Inc. (b)	291	3,323
Overstock.com, Inc. (b)	95	2,141
PetMed Express, Inc. (a)	244	4,214
Priceline Group, Inc. (b)	575	662,038
Shutterfly, Inc. (b)	438	20,941
Travelport Worldwide, Ltd.	1,100	15,158
TripAdvisor, Inc. (b)	1,393	121,386
Wayfair, Inc. (Class A) (b)	200	7,528
zulily, Inc. (Class A) (b)	700	9,128

		3,519,753

INTERNET SOFTWARE & SERVICES — 3.3%
Actua Corp. (b)	438	6,246
Akamai Technologies, Inc. (b)	2,228	155,559
Angie’s List, Inc. (b)	429	2,643
Bankrate, Inc. (a)(b)	483	5,067
Bazaarvoice, Inc. (b)	483	2,845
Benefitfocus, Inc. (a)(b)	293	12,848
Blucora, Inc. (b)	438	7,074
Brightcove, Inc. (b)	289	1,982
ChannelAdvisor Corp. (a)(b)	727	8,688
Cimpress NV (a)(b)	339	28,530
comScore, Inc. (b)	388	20,665
Constant Contact, Inc. (b)	339	9,750
Cornerstone OnDemand, Inc. (a)(b)	438	15,242
CoStar Group, Inc. (b)	389	78,290

See accompanying notes to financial statements.

174

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Coupons.com, Inc. (b)	700	$7,553
Dealertrack Technologies, Inc. (b)	429	26,937
Demandware, Inc. (a)(b)	240	17,059
DHI Group, Inc. (b)	438	3,894
EarthLink Holdings Corp.	1,096	8,209
eBay, Inc. (b)	13,120	790,349
Endurance International Group Holdings, Inc. (b)	600	12,396
Envestnet, Inc. (b)	244	9,865
Facebook, Inc. (Class A) (b)	23,326	2,000,554
GoDaddy, Inc. (Class A) (b)	300	8,457
Gogo, Inc. (b)	632	13,544
Google, Inc. (Class A) (b)	3,159	1,705,986
Google, Inc. (Class C) (b)	3,160	1,644,812
GrubHub, Inc. (b)	800	27,256
HomeAway, Inc. (b)	1,020	31,742
IAC/InterActiveCorp.	827	65,879
Internap Corp. (b)	586	5,420
IntraLinks Holdings, Inc. (b)	438	5,217
j2 Global, Inc. (a)	483	32,815
LendingClub Corp. (b)	1,100	16,225
Limelight Networks, Inc. (b)	4,798	18,904
LinkedIn Corp. (Class A) (b)	1,174	242,584
Liquidity Services, Inc. (b)	291	2,802
LivePerson, Inc. (b)	582	5,709
LogMeIn, Inc. (b)	291	18,767
Marketo, Inc. (a)(b)	438	12,290
Millennial Media, Inc. (a)(b)	388	628
Monster Worldwide, Inc. (a)(b)	1,240	8,110
NIC, Inc.	677	12,375
Pandora Media, Inc. (a)(b)	2,203	34,235
QuinStreet, Inc. (b)	339	2,186
Rackspace Hosting, Inc. (b)	1,156	42,992
RetailMeNot, Inc. (b)	339	6,044
SciQuest, Inc. (b)	244	3,614
Shutterstock, Inc. (a)(b)	99	5,805
SPS Commerce, Inc. (b)	145	9,541
Stamps.com, Inc. (b)	145	10,668
TechTarget, Inc. (b)	1,351	12,064
Textura Corp. (a)(b)	438	12,189
Travelzoo, Inc. (b)	99	1,117
Twitter, Inc. (a)(b)	6,086	220,435
VeriSign, Inc. (a)(b)	1,093	67,460
Web.com Group, Inc. (b)	429	10,390
WebMD Health Corp. (a)(b)	799	35,380
XO Group, Inc. (b)	291	4,758
Xoom Corp. (a)(b)	339	7,138
Yahoo!, Inc. (b)	10,113	397,340
Yelp, Inc. (b)	536	23,064
Zillow Group, Inc. (Class A) (a)(b)	470	40,768

		8,058,955

IT SERVICES — 3.3%
Accenture PLC (Class A)	6,922	669,911
Acxiom Corp. (b)	824	14,486
Alliance Data Systems Corp. (b)	638	186,258
Amdocs, Ltd.	1,746	95,314
Automatic Data Processing, Inc.	5,197	416,955
Blackhawk Network Holdings, Inc. (b)	602	24,802
Booz Allen Hamilton Holding Corp.	826	20,848
Broadridge Financial Solutions, Inc.	1,269	63,463
CACI International, Inc. (Class A) (b)	244	19,737
Cardtronics, Inc. (a)(b)	483	17,895
Cass Information Systems, Inc. (a)	95	5,341
CIBER, Inc. (b)	824	2,843
Cognizant Technology Solutions Corp. (Class A) (b)	6,505	397,390
Computer Sciences Corp.	1,615	106,009
Convergys Corp. (a)	1,115	28,421
CoreLogic, Inc. (b)	1,016	40,325
CSG Systems International, Inc. (a)	339	10,733
DST Systems, Inc.	339	42,707
EPAM Systems, Inc. (b)	544	38,749
Euronet Worldwide, Inc. (a)(b)	533	32,886
EVERTEC, Inc.	677	14,379
ExlService Holdings, Inc. (b)	339	11,723
Fidelity National Information Services, Inc.	3,151	194,732
Fiserv, Inc. (b)	2,584	214,033
FleetCor Technologies, Inc. (b)	971	151,534
Forrester Research, Inc.	145	5,223
Gartner, Inc. (b)	1,019	87,410
Genpact, Ltd. (b)	1,787	38,117
Global Cash Access Holdings, Inc. (b)	677	5,240
Global Payments, Inc.	824	85,243
Heartland Payment Systems, Inc.	388	20,971
iGate Corp. (b)	388	18,504
International Business Machines Corp.	9,793	1,592,929
Jack Henry & Associates, Inc.	912	59,006
Leidos Holdings, Inc.	747	30,156
Luxoft Holding, Inc. (b)	200	11,310
ManTech International Corp. (Class A)	291	8,439
Mastercard, Inc. (Class A)	11,014	1,029,589
MAXIMUS, Inc.	727	47,786
MoneyGram International, Inc. (b)	244	2,242
NeuStar, Inc. (Class A) (a)(b)	677	19,775
Paychex, Inc.	3,470	162,674
Perficient, Inc. (b)	339	6,522
Sabre Corp.	1,183	28,155
Science Applications International Corp.	443	23,413
ServiceSource International, Inc. (a)(b)	628	3,435
Sykes Enterprises, Inc. (b)	438	10,622
Syntel, Inc. (b)	289	13,722
TeleTech Holdings, Inc.	244	6,608
Teradata Corp. (a)(b)	1,762	65,194
Total System Services, Inc.	1,730	72,262
Unisys Corp. (a)(b)	472	9,435
Vantiv, Inc. (Class A) (b)	1,359	51,900
VeriFone Systems, Inc. (a)(b)	1,156	39,258
Virtusa Corp. (b)	244	12,542
Visa, Inc. (Class A) (a)	21,160	1,420,894
Western Union Co. (a)	5,973	121,431
WEX, Inc. (a)(b)	438	49,919
Xerox Corp.	13,087	139,246

		8,120,646

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc.	145	4,815

See accompanying notes to financial statements.

175

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Black Diamond, Inc. (b)	244	$2,255
Brunswick Corp.	985	50,097
Callaway Golf Co. (a)	776	6,937
Hasbro, Inc. (a)	1,226	91,693
JAKKS Pacific, Inc. (a)(b)	194	1,919
Mattel, Inc. (a)	3,704	95,156
Nautilus, Inc. (b)	339	7,292
Performance Sports Group, Ltd. (b)	500	9,000
Polaris Industries, Inc. (a)	677	100,271
Smith & Wesson Holding Corp. (a)(b)	677	11,231
Sturm Ruger & Co, Inc. (a)	194	11,145
Vista Outdoor, Inc. (b)	678	30,442

		422,253

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	735	8,026
Agilent Technologies, Inc.	3,736	144,135
Albany Molecular Research, Inc. (a)(b)	244	4,934
Bio-Rad Laboratories, Inc. (Class A) (b)	244	36,749
Bio-Techne Corp.	394	38,797
Bruker Corp. (b)	1,156	23,594
Cambrex Corp. (b)	289	12,699
Charles River Laboratories International, Inc. (b)	539	37,913
Fluidigm Corp. (a)(b)	291	7,042
Illumina, Inc. (b)	1,590	347,192
Luminex Corp. (b)	388	6,697
PAREXEL International Corp. (b)	632	40,644
PerkinElmer, Inc.	1,192	62,747
PRA Health Sciences, Inc. (b)	200	7,266
Qiagen NV (b)	2,466	61,132
Quintiles Transnational Holdings, Inc. (b)	832	60,411
Sequenom, Inc. (a)(b)	941	2,861
Thermo Fisher Scientific, Inc.	4,276	554,854
VWR Corp. (b)	500	13,365
Waters Corp. (b)	931	119,522

		1,590,580

MACHINERY — 1.9%
Accuride Corp. (b)	438	1,686
Actuant Corp. (Class A)	776	17,918
AGCO Corp. (a)	1,052	59,733
Alamo Group, Inc.	99	5,409
Albany International Corp. (Class A)	289	11,502
Allison Transmission Holdings, Inc.	1,954	57,174
Altra Industrial Motion Corp.	289	7,855
American Railcar Industries, Inc. (a)	95	4,621
Astec Industries, Inc.	244	10,204
Barnes Group, Inc.	582	22,692
Blount International, Inc. (b)	533	5,820
Briggs & Stratton Corp. (a)	483	9,303
Caterpillar, Inc. (a)	6,479	549,549
Chart Industries, Inc. (b)	392	14,014
CIRCOR International, Inc.	194	10,579
CLARCOR, Inc.	547	34,045
Colfax Corp. (a)(b)	1,167	53,857
Columbus McKinnon Corp.	194	4,850
Commercial Vehicle Group, Inc. (b)	266	1,918
Crane Co.	515	30,246
Cummins, Inc.	2,088	273,925
Deere & Co. (a)	3,556	345,110
Donaldson Co., Inc. (a)	1,565	56,027
Douglas Dynamics, Inc.	244	5,241
Dover Corp.	1,865	130,886
EnPro Industries, Inc.	553	31,643
ESCO Technologies, Inc.	291	10,886
Exone Co. (a)(b)	99	1,099
Federal Signal Corp.	691	10,303
Flowserve Corp.	1,559	82,097
Freightcar America, Inc.	95	1,984
Gorman-Rupp Co. (a)	193	5,419
Graco, Inc.	675	47,945
Graham Corp.	95	1,947
Greenbrier Cos., Inc. (a)	291	13,633
Harsco Corp.	844	13,926
Hillenbrand, Inc.	582	17,867
Hurco Cos., Inc.	99	3,427
Hyster-Yale Materials Handling, Inc.	111	7,690
IDEX Corp.	907	71,272
Illinois Tool Works, Inc.	3,352	307,680
Ingersoll-Rand PLC	3,096	208,732
ITT Corp.	965	40,376
John Bean Technologies Corp.	321	12,066
Joy Global, Inc. (a)	1,135	41,087
Kadant, Inc.	95	4,484
Kennametal, Inc.	822	28,047
L.B. Foster Co. (Class A)	95	3,288
Lincoln Electric Holdings, Inc.	896	54,557
Lindsay Corp. (a)	145	12,747
Lydall, Inc. (b)	194	5,735
Manitowoc Co., Inc.	1,398	27,401
Meritor, Inc. (b)	1,061	13,920
Middleby Corp. (b)	683	76,653
Mueller Industries, Inc.	631	21,908
Mueller Water Products, Inc. (Class A)	1,656	15,070
Navistar International Corp. (a)(b)	595	13,465
Nordson Corp.	677	52,732
Oshkosh Corp. (a)	963	40,812
PACCAR, Inc. (a)	3,842	245,158
Pall Corp.	1,174	146,104
Parker-Hannifin Corp.	1,586	184,499
Pentair PLC	2,140	147,125
Proto Labs, Inc. (a)(b)	194	13,091
RBC Bearings, Inc. (b)	244	17,509
Rexnord Corp. (b)	826	19,750
Snap-On, Inc.	632	100,646
SPX Corp.	507	36,702
Standex International Corp.	145	11,590
Stanley Black & Decker, Inc.	1,747	183,854
Sun Hydraulics Corp.	244	9,299
Tennant Co.	194	12,676
Terex Corp.	1,166	27,109
Timken Co.	775	28,342
Titan International, Inc. (a)	582	6,251
Toro Co.	632	42,837
TriMas Corp. (b)	588	17,405

See accompanying notes to financial statements.

176

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Trinity Industries, Inc. (a)	1,697	$44,852
Valmont Industries, Inc. (a)	292	34,710
Wabash National Corp. (b)	727	9,117
WABCO Holdings, Inc. (b)	620	76,706
Wabtec Corp.	1,016	95,748
Watts Water Technologies, Inc. (Class A)	284	14,725
Woodward, Inc.	727	39,978
Xylem, Inc.	1,975	73,213

		4,665,058

MARINE — 0.0% (e)
Kirby Corp. (b)	632	48,449
Matson, Inc.	429	18,035
Navios Maritime Holdings, Inc.	822	3,058
Scorpio Bulkers, Inc. (a)(b)	1,849	3,014

		72,556

MEDIA — 3.6%
AMC Networks, Inc. (Class A) (b)	634	51,893
Cablevision Systems Corp. (Class A) (a)	2,069	49,532
Carmike Cinemas, Inc. (b)	194	5,149
CBS Corp. (Class B)	5,363	297,646
Central European Media Enterprises, Ltd. (Class A) (a)(b)	824	1,796
Charter Communications, Inc. (Class A) (a)(b)	826	141,452
Cinemark Holdings, Inc.	1,210	48,606
Clear Channel Outdoor Holdings, Inc. (Class A)	429	4,346
Comcast Corp. (Class A)	22,944	1,379,852
Comcast Corp. (Class A) Special	4,100	245,754
Cumulus Media, Inc. (Class A) (a)(b)	824	1,673
DIRECTV (b)	5,279	489,838
Discovery Communications, Inc. (Series A) (a)(b)	1,726	57,407
Discovery Communications, Inc. (Series C) (a)(b)	2,626	81,616
DISH Network Corp. (Class A) (b)	2,221	150,384
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	824	21,737
E.W. Scripps Co. (Class A)	583	13,322
Entercom Communications Corp. (Class A) (a)(b)	291	3,323
Entravision Communications Corp. (Class A) (a)	582	4,790
Gannett Co., Inc. (b)	1,222	17,089
Global Eagle Entertainment, Inc. (a)(b)	1,259	16,392
Gray Television, Inc. (b)	533	8,357
Harte-Hanks, Inc.	429	2,557
IMAX Corp. (b)	700	28,189
Interpublic Group of Cos., Inc.	4,574	88,141
John Wiley & Sons, Inc. (Class A)	483	26,261
Journal Media Group, Inc.	176	1,459
Liberty Broadband Corp. (Class A) (b)	267	13,609
Liberty Broadband Corp. (Class C) (b)	677	34,635
Liberty Media Corp. (Class A) (b)	1,074	38,707
Liberty Media Corp. (Class C) (b)	2,090	75,031
Lions Gate Entertainment Corp. (a)	871	32,271
Live Nation Entertainment, Inc. (b)	1,477	40,603
Loral Space & Communications, Inc. (b)	145	9,152
Madison Square Garden Co. (Class A) (a)(b)	634	52,933
MDC Partners, Inc. (Class A)	385	7,584
Media General, Inc. (a)(b)	894	14,769
Meredith Corp. (a)	388	20,234
Morningstar, Inc.	244	19,410
National CineMedia, Inc.	632	10,087
New Media Investment Group, Inc.	500	8,965
New York Times Co. (Class A) (a)	1,308	17,854
News Corp. (Class A) (b)	5,293	77,225
News Corp. (Class B) (b)	1,300	18,512
Nexstar Broadcasting Group, Inc. (Class A)	289	16,184
Omnicom Group, Inc. (a)	2,879	200,062
Regal Entertainment Group (Class A) (a)	871	18,213
Rentrak Corp. (a)(b)	95	6,631
Scholastic Corp. (a)	291	12,842
Scripps Networks Interactive, Inc. (Class A) (a)	1,177	76,940
Sinclair Broadcast Group, Inc. (Class A)	727	20,291
Sirius XM Holdings, Inc. (a)(b)	24,801	92,508
Starz (Class A) (a)(b)	1,269	56,750
TEGNA, Inc.	2,443	78,347
Thomson Reuters Corp.	3,969	151,100
Time Warner Cable, Inc.	3,074	547,695
Time Warner, Inc.	9,057	791,672
Time, Inc. (a)	1,209	27,819
Tribune Media Co. (Class A)	900	48,051
Twenty-First Century Fox, Inc. (Class A)	13,571	441,668
Twenty-First Century Fox, Inc. (Class B)	5,200	167,544
Viacom, Inc. (Class B)	3,782	244,468
Walt Disney Co.	18,278	2,086,251
World Wrestling Entertainment, Inc. (Class A) (a)	289	4,768

		8,819,946

METALS & MINING — 0.5%
AK Steel Holding Corp. (a)(b)	1,408	5,449
Alcoa, Inc.	12,965	144,560
Allegheny Technologies, Inc.	1,121	33,854
Carpenter Technology Corp.	483	18,682
Century Aluminum Co. (a)(b)	528	5,507
Cliffs Natural Resources, Inc. (a)	1,651	7,149
Coeur Mines, Inc. (b)	1,103	6,298
Commercial Metals Co.	1,257	20,213
Compass Minerals International, Inc.	339	27,845
Freeport-McMoRan, Inc.	11,059	205,919
Globe Specialty Metals, Inc.	677	11,983
Haynes International, Inc.	95	4,685
Hecla Mining Co. (a)	3,531	9,287
Horsehead Holding Corp. (a)(b)	429	5,028
Kaiser Aluminum Corp. (a)	194	16,117

See accompanying notes to financial statements.

177

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Materion Corp.	244	$8,601
Newmont Mining Corp.	5,242	122,453
Nucor Corp. (a)	3,397	149,706
Olympic Steel, Inc.	95	1,657
Reliance Steel & Aluminum Co.	834	50,440
Royal Gold, Inc. (a)	681	41,943
RTI International Metals, Inc. (b)	339	10,685
Schnitzer Steel Industries, Inc. (Class A)	301	5,258
Southern Copper Corp. (a)	1,695	49,850
Steel Dynamics, Inc.	2,358	48,846
Stillwater Mining Co. (a)(b)	1,259	14,592
SunCoke Energy, Inc.	737	9,581
Tahoe Resources, Inc.	2,121	25,728
TimkenSteel Corp.	468	12,631
United States Steel Corp. (a)	1,532	31,590
Worthington Industries, Inc.	545	16,383

		1,122,520

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	1,162	67,071
Ameren Corp.	2,598	97,893
Avista Corp.	628	19,248
Black Hills Corp.	429	18,726
CenterPoint Energy, Inc.	4,550	86,586
CMS Energy Corp.	2,855	90,903
Consolidated Edison, Inc.	3,160	182,901
Dominion Resources, Inc.	6,280	419,944
DTE Energy Co.	1,888	140,920
MDU Resources Group, Inc.	2,036	39,763
NiSource, Inc.	3,333	151,951
NorthWestern Corp. (a)	438	21,352
PG&E Corp.	4,960	243,536
Public Service Enterprise Group, Inc.	5,395	211,916
SCANA Corp.	1,503	76,127
Sempra Energy	2,820	279,011
TECO Energy, Inc.	2,332	41,183
Vectren Corp.	871	33,516
WEC Energy Group, Inc.	3,353	150,794

		2,373,341

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	610	27,444
Burlington Stores, Inc. (b)	789	40,397
Dillard’s, Inc. (Class A) (a)	268	28,191
Dollar General Corp.	3,487	271,079
Dollar Tree, Inc. (b)	2,369	187,127
Family Dollar Stores, Inc.	1,019	80,307
Fred’s, Inc. (Class A)	388	7,485
J.C. Penney Co., Inc. (a)(b)	3,203	27,129
Kohl’s Corp.	2,412	151,015
Macy’s, Inc.	3,668	247,480
Nordstrom, Inc.	1,542	114,879
Sears Holdings Corp. (a)(b)	454	12,122
Target Corp.	6,904	563,574
Tuesday Morning Corp. (a)(b)	429	4,833

		1,763,062

OIL, GAS & CONSUMABLE FUELS — 5.9%
Abraxas Petroleum Corp. (b)	884	2,608
Adams Resources & Energy, Inc.	33	1,472
Alon USA Energy, Inc.	244	4,612
Anadarko Petroleum Corp.	5,426	423,554
Antero Resources Corp. (a)(b)	607	20,844
Apache Corp.	4,197	241,873
Approach Resources, Inc. (a)(b)	370	2,535
Bill Barrett Corp. (a)(b)	533	4,578
Bonanza Creek Energy, Inc. (a)(b)	289	5,274
Cabot Oil & Gas Corp. (a)	4,471	141,015
California Resources Corp. (a)	3,416	20,633
Carrizo Oil & Gas, Inc. (b)	638	31,415
Cheniere Energy, Inc. (b)	2,568	177,860
Chesapeake Energy Corp. (a)	6,162	68,830
Chevron Corp.	20,263	1,954,772
Cimarex Energy Co.	1,004	110,751
Clayton Williams Energy, Inc. (a)(b)	83	5,457
Clean Energy Fuels Corp. (a)(b)	727	4,086
Cloud Peak Energy, Inc. (a)(b)	628	2,926
Cobalt International Energy, Inc. (a)(b)	3,724	36,160
Concho Resources, Inc. (b)	1,406	160,087
ConocoPhillips	13,442	825,473
CONSOL Energy, Inc. (a)	2,430	52,828
Contango Oil & Gas Co. (b)	132	1,620
Continental Resources, Inc. (a)(b)	861	36,498
CVR Energy, Inc. (a)	145	5,458
Delek US Holdings, Inc.	628	23,123
Denbury Resources, Inc.	3,946	25,097
Devon Energy Corp.	4,466	265,682
DHT Holdings, Inc.	1,000	7,770
Diamondback Energy, Inc. (b)	638	48,092
Energen Corp.	776	53,001
Energy XXI, Ltd. (a)	2,460	6,470
EOG Resources, Inc.	5,853	512,430
EP Energy Corp. (Class A) (a)(b)	649	8,262
EQT Corp.	1,598	129,981
EXCO Resources, Inc. (a)	1,837	2,168
Exxon Mobil Corp.	45,152	3,756,646
GasLog, Ltd. (a)	291	5,805
Golar LNG, Ltd.	929	43,477
Green Plains, Inc.	291	8,017
Gulfport Energy Corp. (b)	962	38,721
Halcon Resources Corp. (a)(b)	2,228	2,584
Hess Corp. (a)	2,786	186,328
HollyFrontier Corp.	2,184	93,235
Kinder Morgan, Inc.	19,293	740,658
Kosmos Energy, Ltd. (b)	1,065	8,978
Laredo Petroleum, Inc. (a)(b)	822	10,341
Magnum Hunter Resources Corp. (a)(b)	1,842	3,445
Marathon Oil Corp.	7,539	200,085
Marathon Petroleum Corp.	5,820	304,444
Matador Resources Co. (a)(b)	1,133	28,325
Memorial Resource Development Corp. (b)	500	9,485
Murphy Oil Corp. (a)	2,038	84,720
Newfield Exploration Co. (b)	1,956	70,651
Noble Energy, Inc.	4,400	187,792

See accompanying notes to financial statements.

178

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Nordic American Tanker Shipping, Ltd. (a)	677	$9,634
Northern Oil and Gas, Inc. (a)(b)	677	4,583
Oasis Petroleum, Inc. (a)(b)	1,163	18,434
Occidental Petroleum Corp.	8,545	664,545
ONEOK, Inc.	2,180	86,066
Panhandle Oil & Gas, Inc. (Class A) (a)	157	3,248
Parsley Energy, Inc. (Class A) (a)(b)	533	9,285
PBF Energy, Inc.	725	20,605
PDC Energy, Inc. (b)	444	23,816
Peabody Energy Corp. (a)	2,913	6,379
Penn Virginia Corp. (a)(b)	582	2,549
Phillips 66	5,870	472,887
Pioneer Natural Resources Co.	1,588	220,240
QEP Resources, Inc.	1,882	34,836
Range Resources Corp. (a)	1,757	86,761
Renewable Energy Group, Inc. (a)(b)	244	2,821
REX American Resources Corp. (a)(b)	99	6,300
Rex Energy Corp. (a)(b)	477	2,666
Rice Energy, Inc. (a)(b)	700	14,581
Rosetta Resources, Inc. (b)	628	14,532
RSP Permian, Inc. (b)	451	12,678
Sanchez Energy Corp. (a)(b)	599	5,870
SandRidge Energy, Inc. (a)(b)	5,275	4,626
Scorpio Tankers, Inc. (a)	2,416	24,377
SemGroup Corp.(Class A)	429	34,097
Ship Finance International, Ltd. (a)	533	8,699
SM Energy Co. (a)	693	31,961
Solazyme, Inc. (a)(b)	483	1,517
Southwestern Energy Co. (a)(b)	4,166	94,693
Spectra Energy Corp. (a)	7,124	232,242
Stone Energy Corp. (a)(b)	533	6,710
Synergy Resources Corp. (b)	438	5,006
Targa Resources Corp.	638	56,922
Teekay Corp.	438	18,755
Tesoro Corp.	1,464	123,576
Triangle Petroleum Corp. (a)(b)	1,257	6,310
Ultra Petroleum Corp. (a)(b)	1,643	20,570
Valero Energy Corp.	5,827	364,770
W&T Offshore, Inc. (a)	388	2,126
Western Refining, Inc.	582	25,387
Whiting Petroleum Corp. (b)	2,456	82,522
Williams Cos., Inc.	8,035	461,129
World Fuel Services Corp. (a)	776	37,209
WPX Energy, Inc. (b)	2,138	26,255

		14,601,807

PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co. (b)	445	16,323
Clearwater Paper Corp. (b)	244	13,981
Deltic Timber Corp.	95	6,426
Domtar Corp.	704	29,145
International Paper Co.	4,729	225,053
KapStone Paper and Packaging Corp.	824	19,051
Louisiana-Pacific Corp. (a)(b)	1,523	25,937
Neenah Paper, Inc.	145	8,549
P.H. Glatfelter Co.	429	9,434
Schweitzer-Mauduit International, Inc.	339	13,519
Wausau Paper Corp.	533	4,893
Weyerhaeuser Co.	5,864	184,716

		557,027

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	4,636	29,021
Coty, Inc. (Class A) (b)	929	29,700
Edgewell Personal Care Co.	724	95,242
Elizabeth Arden, Inc. (a)(b)	291	4,150
Estee Lauder Cos., Inc. (Class A)	2,471	214,137
Herbalife, Ltd. (a)(b)	917	50,518
Inter Parfums, Inc.	194	6,582
Medifast, Inc. (a)(b)	145	4,686
Nu Skin Enterprises, Inc. (Class A)	632	29,786
Revlon, Inc. (Class A) (b)	95	3,488
USANA Health Sciences, Inc. (a)(b)	99	13,529

		480,839

PHARMACEUTICALS — 5.3%
AbbVie, Inc.	18,889	1,269,152
Akorn, Inc. (a)(b)	632	27,593
Allergan PLC (b)	4,249	1,289,402
Bristol-Myers Squibb Co.	18,063	1,201,912
Catalent, Inc. (a)(b)	916	26,866
Cempra, Inc. (b)	300	10,308
Depomed, Inc. (a)(b)	632	13,563
Eli Lilly & Co.	10,684	892,007
Endo International PLC (b)	2,003	159,539
Endocyte, Inc. (a)(b)	289	1,500
Hospira, Inc. (b)	1,764	156,484
Impax Laboratories, Inc. (b)	727	33,384
Intra-Cellular Therapies, Inc. (b)	200	6,390
Jazz Pharmaceuticals PLC (b)	636	111,980
Johnson & Johnson	29,945	2,918,440
Lannett Co., Inc. (a)(b)	194	11,531
Mallinckrodt PLC (b)	1,252	147,385
Medicines Co. (a)(b)	838	23,975
Merck & Co., Inc.	30,435	1,732,665
Mylan NV (b)	4,552	308,899
Nektar Therapeutics (a)(b)	1,237	15,475
Omeros Corp. (a)(b)	400	7,196
Pacira Pharmaceuticals, Inc. (a)(b)	389	27,510
Perrigo Co. PLC	1,545	285,562
Pfizer, Inc.	66,413	2,226,828
Prestige Brands Holdings, Inc. (b)	533	24,646
Relypsa, Inc. (a)(b)	200	6,618
Sagent Pharmaceuticals, Inc. (b)	194	4,716
Sciclone Pharmaceuticals, Inc. (b)	582	5,715
Tetraphase Pharmaceuticals, Inc. (a)(b)	300	14,232
TherapeuticsMD, Inc. (a)(b)	822	6,461
Theravance Biopharma, Inc. (b)	287	3,737
Theravance, Inc. (a)	983	17,763
VIVUS, Inc. (a)(b)	1,080	2,549
XenoPort, Inc. (a)(b)	429	2,630
Zoetis, Inc.	5,300	255,566
ZS Pharma, Inc. (b)	200	10,478

		13,260,657

See accompanying notes to financial statements.

179

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp.	533	$4,674
Advisory Board Co. (b)	388	21,212
Barrett Business Services, Inc.	99	3,596
CBIZ, Inc. (a)(b)	438	4,222
CDI Corp.	145	1,885
CEB, Inc.	339	29,513
CRA International, Inc. (b)	95	2,648
Dun & Bradstreet Corp.	436	53,192
Equifax, Inc.	1,291	125,343
Exponent, Inc.	290	12,986
FTI Consulting, Inc. (b)	438	18,063
GP Strategies Corp. (b)	21	698
Heidrick & Struggles International, Inc.	194	5,060
Huron Consulting Group, Inc. (b)	244	17,102
ICF International, Inc. (b)	194	6,763
IHS, Inc. (Class A) (b)	734	94,414
Insperity, Inc.	244	12,420
Kelly Services, Inc. (Class A)	289	4,436
Kforce, Inc.	289	6,609
Korn/Ferry International	533	18,532
ManpowerGroup, Inc.	797	71,236
Mistras Group, Inc. (b)	145	2,752
Navigant Consulting, Inc. (b)	533	7,926
Nielsen NV	3,999	179,035
On Assignment, Inc. (b)	483	18,972
Pendrell Corp. (b)	1,746	2,392
Resources Connection, Inc.	438	7,047
Robert Half International, Inc.	1,525	84,638
RPX Corp. (b)	339	5,729
Towers Watson & Co. (Class A)	677	85,167
TriNet Group, Inc. (b)	400	10,140
TrueBlue, Inc. (b)	438	13,096
Verisk Analytics, Inc. (b)	1,739	126,530
VSE Corp.	50	2,676
WageWorks, Inc. (b)	291	11,771

		1,072,475

REAL ESTATE INVESTMENT TRUSTS — 3.5%
Acadia Realty Trust	582	16,942
AG Mortgage Investment Trust, Inc. (a)	289	4,994
Agree Realty Corp.	157	4,580
Alexander’s, Inc.	50	20,500
Alexandria Real Estate Equities, Inc.	776	67,869
Altisource Residential Corp.	652	10,986
American Assets Trust, Inc.	358	14,037
American Campus Communities, Inc.	1,130	42,590
American Capital Agency Corp.	4,116	75,611
American Capital Mortgage Investment Corp.	632	10,106
American Homes 4 Rent (Class A)	1,481	23,755
American Realty Capital Properties, Inc.	9,698	78,845
American Residential Properties, Inc. (a)	145	2,682
American Tower Corp.	4,702	438,650
Annaly Capital Management, Inc.	10,121	93,012
Anworth Mortgage Asset Corp.	1,552	7,651
Apartment Investment & Management Co. (Class A)	1,550	57,241
Apollo Commercial Real Estate Finance, Inc. (a)	389	6,391
Apollo Residential Mortgage, Inc.	339	4,980
Apple Hospitality REIT, Inc.	2,000	37,740
Armada Hoffler Properties, Inc.	194	1,938
ARMOUR Residential REIT, Inc.	3,969	11,153
Ashford Hospitality Prime, Inc.	91	1,367
Ashford Hospitality Trust, Inc.	558	4,721
Associated Estates Realty Corp.	533	15,260
AvalonBay Communities, Inc.	1,386	221,580
BioMed Realty Trust, Inc.	2,019	39,047
Boston Properties, Inc.	1,626	196,811
Brandywine Realty Trust	1,695	22,510
Brixmor Property Group, Inc.	1,902	43,993
Camden Property Trust	917	68,115
Campus Crest Communities, Inc. (a)	677	3,751
Capstead Mortgage Corp. (a)	1,016	11,278
CareTrust REIT, Inc.	255	3,231
CBL & Associates Properties, Inc.	1,703	27,589
Cedar Realty Trust, Inc.	784	5,018
Chambers Street Properties (a)	2,610	20,749
Chatham Lodging Trust	194	5,135
Chesapeake Lodging Trust	533	16,246
Chimera Investment Corp.	2,201	30,176
Colony Capital, Inc. (Class A)	1,078	24,417
Columbia Property Trust, Inc.	1,359	33,363
Communications Sales & Leasing, Inc. (a)	1,271	31,419
Coresite Realty Corp.	259	11,769
Corporate Office Properties Trust	924	21,751
Corrections Corp. of America	1,210	40,027
Cousins Properties, Inc.	2,262	23,480
Crown Castle International Corp.	3,646	292,774
CubeSmart	1,704	39,465
CyrusOne, Inc.	694	20,438
CYS Investments, Inc. (a)	1,889	14,602
DCT Industrial Trust, Inc.	772	24,272
DDR Corp.	3,454	53,399
DiamondRock Hospitality Co.	2,077	26,606
Digital Realty Trust, Inc. (a)	1,376	91,752
Douglas Emmett, Inc.	1,552	41,811
Duke Realty Corp.	3,434	63,769
DuPont Fabros Technology, Inc.	628	18,495
Dynex Capital, Inc. (a)	582	4,435
EastGroup Properties, Inc.	289	16,250
Education Realty Trust, Inc.	403	12,638
Empire State Realty Trust, Inc. (Class A) (a)	1,250	21,325
EPR Properties (a)	638	34,950
Equinix, Inc.	625	158,750
Equity Commonwealth (b)	1,259	32,318
Equity Lifestyle Properties, Inc.	921	48,426
Equity One, Inc.	628	14,657
Equity Residential	3,860	270,856
Essex Property Trust, Inc.	667	141,737
Excel Trust, Inc.	483	7,617
Extra Space Storage, Inc.	1,187	77,416

See accompanying notes to financial statements.

180

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Federal Realty Investment Trust	677	$86,717
FelCor Lodging Trust, Inc.	1,356	13,397
First Industrial Realty Trust, Inc.	1,164	21,802
First Potomac Realty Trust	632	6,510
Franklin Street Properties Corp.	970	10,971
Gaming and Leisure Properties, Inc. (a)	1,108	40,619
General Growth Properties, Inc.	6,342	162,736
Geo Group, Inc.	776	26,508
Getty Realty Corp.	291	4,761
Gladstone Commercial Corp.	95	1,573
Government Properties Income Trust (a)	582	10,796
Gramercy Property Trust, Inc.	507	11,849
Hatteras Financial Corp.	1,065	17,359
HCP, Inc.	4,826	176,004
Health Care REIT, Inc.	3,872	254,119
Healthcare Realty Trust, Inc.	1,228	28,563
Healthcare Trust of America, Inc. (Class A)	1,258	30,129
Hersha Hospitality Trust	533	13,660
Highwoods Properties, Inc.	1,129	45,104
Home Properties, Inc.	677	49,455
Hospitality Properties Trust	1,779	51,271
Host Hotels & Resorts, Inc.	7,942	157,490
Hudson Pacific Properties, Inc.	729	20,682
InfraREIT, Inc.	200	5,672
Inland Real Estate Corp.	921	8,676
Invesco Mortgage Capital, Inc.	1,454	20,821
Investors Real Estate Trust	1,064	7,597
Iron Mountain, Inc. (a)	2,313	71,703
iStar Financial, Inc. (a)(b)	928	12,361
Kilroy Realty Corp.	979	65,740
Kimco Realty Corp.	4,345	97,936
Kite Realty Group Trust	540	13,214
Lamar Advertising Co. (Class A)	833	47,881
LaSalle Hotel Properties	1,266	44,892
Lexington Realty Trust (a)	2,212	18,758
Liberty Property Trust	1,522	49,039
LTC Properties, Inc.	388	16,141
Macerich Co.	1,649	123,015
Mack-Cali Realty Corp.	970	17,877
Medical Properties Trust, Inc.	2,244	29,419
MFA Financial, Inc.	3,876	28,644
Mid-America Apartment Communities, Inc.	825	60,068
Monmouth Real Estate Investment Corp.(Class A)	472	4,588
Monogram Residential Trust, Inc.	1,800	16,236
National Health Investors, Inc. (a)	390	24,297
National Retail Properties, Inc.	1,250	43,762
New Residential Investment Corp.	2,556	38,953
New Senior Investment Group, Inc.	700	9,359
New York Mortgage Trust, Inc. (a)	677	5,064
New York REIT, Inc.	1,891	18,815
NorthStar Realty Finance Corp.	3,732	59,339
OMEGA Healthcare Investors, Inc.	1,953	67,046
One Liberty Properties, Inc.	95	2,022
Outfront Media, Inc.	1,533	38,693
Paramount Group, Inc. (a)	1,652	28,348
Parkway Properties, Inc.	935	16,306
Pebblebrook Hotel Trust	628	26,929
Pennsylvania Real Estate Investment Trust	737	15,728
PennyMac Mortgage Investment Trust	937	16,332
Physicians Realty Trust	800	12,288
Piedmont Office Realty Trust, Inc. (Class A)	1,787	31,433
Plum Creek Timber Co., Inc.	1,878	76,190
Post Properties, Inc.	568	30,882
Potlatch Corp.	438	15,470
ProLogis, Inc.	5,642	209,318
PS Business Parks, Inc.	194	13,997
Public Storage	1,554	286,511
QTS Realty Trust, Inc. (Class A)	300	10,935
RAIT Financial Trust (a)	776	4,741
Ramco-Gershenson Properties Trust	628	10,249
Rayonier, Inc.	1,356	34,646
Realty Income Corp. (a)	2,560	113,638
Redwood Trust, Inc.	871	13,675
Regency Centers Corp.	981	57,859
Resource Capital Corp.	1,356	5,248
Retail Opportunity Investments Corp.	709	11,075
Retail Properties of America, Inc. (Class A)	2,519	35,090
Rexford Industrial Realty, Inc.	600	8,748
RLJ Lodging Trust	1,312	39,071
Rouse Properties, Inc.	244	3,989
Ryman Hospitality Properties	473	25,121
Sabra Healthcare REIT, Inc.	388	9,987
Saul Centers, Inc.	99	4,870
Select Income REIT	194	4,004
Senior Housing Properties Trust	2,397	42,067
Silver Bay Realty Trust Corp.	145	2,362
Simon Property Group, Inc.	3,424	592,420
SL Green Realty Corp.	1,012	111,209
Sovran Self Storage, Inc.	339	29,462
Spirit Realty Capital, Inc.	4,665	45,111
STAG Industrial, Inc. (a)	429	8,580
Starwood Property Trust, Inc. (a)	2,310	49,827
Starwood Waypoint Residential Trust (a)	441	10,478
Strategic Hotels & Resorts, Inc. (b)	2,622	31,779
Summit Hotel Properties, Inc.	677	8,808
Sun Communities, Inc.	488	30,173
Sunstone Hotel Investors, Inc.	2,399	36,009
Tanger Factory Outlet Centers, Inc.	966	30,622
Taubman Centers, Inc.	677	47,051
Terreno Realty Corp.	194	3,822
Two Harbors Investment Corp.	3,927	38,249
UDR, Inc.	2,655	85,040
Universal Health Realty Income Trust	95	4,414
Urban Edge Properties	998	20,748
Urstadt Biddle Properties, Inc. (Class A)	200	3,736
Ventas, Inc.	3,463	215,018
Vornado Realty Trust	1,997	189,575

See accompanying notes to financial statements.

181

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Washington Real Estate Investment Trust (a)	727	$18,866
Weingarten Realty Investors	1,272	41,582
Western Asset Mortgage Capital Corp.	307	4,534
Whitestone REIT (a)	194	2,526
WP Carey, Inc. (a)	1,065	62,771
WP GLIMCHER, Inc.	1,971	26,668
Xenia Hotels & Resorts, Inc.	1,200	26,088

		8,785,790

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	429	16,903
Altisource Portfolio Solutions SA (a)(b)	145	4,465
CBRE Group, Inc. (Class A) (b)	2,981	110,297
Consolidated-Tomoka Land Co. (a)	99	5,706
Forest City Enterprises, Inc. (Class A) (b)	2,095	46,299
Forestar Group, Inc. (a)(b)	357	4,698
FRP Holdings, Inc. (b)	99	3,211
Howard Hughes Corp. (b)	438	62,870
Jones Lang LaSalle, Inc.	533	91,143
Kennedy-Wilson Holdings, Inc.	932	22,918
Realogy Holdings Corp. (b)	1,545	72,182
St. Joe Co. (a)(b)	705	10,949
Tejon Ranch Co. (b)	145	3,728

		455,369

ROAD & RAIL — 0.9%
AMERCO, Inc.	99	32,364
ArcBest Corp.	291	9,254
Avis Budget Group, Inc. (b)	1,140	50,251
Celadon Group, Inc.	244	5,046
Con-way, Inc.	599	22,984
CSX Corp.	10,902	355,950
Genesee & Wyoming, Inc. (Class A) (b)	581	44,261
Heartland Express, Inc. (a)	483	9,771
Hertz Global Holdings, Inc. (b)	4,797	86,922
J.B. Hunt Transport Services, Inc.	1,022	83,896
Kansas City Southern	1,181	107,707
Knight Transportation, Inc.	632	16,900
Landstar System, Inc. (a)	474	31,696
Marten Transport, Ltd.	291	6,315
Norfolk Southern Corp.	3,409	297,810
Old Dominion Freight Line, Inc. (b)	776	53,237
Quality Distribution, Inc. (b)	244	3,772
Roadrunner Transportation Systems, Inc. (b)	194	5,005
Ryder Systems, Inc.	533	46,568
Saia, Inc. (b)	291	11,433
Swift Transportation Co. (b)	871	19,746
Union Pacific Corp.	9,462	902,391
Werner Enterprises, Inc. (a)	483	12,679
YRC Worldwide, Inc. (b)	597	7,749

		2,223,707

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (b)	438	12,041
Advanced Micro Devices, Inc. (a)(b)	6,247	14,993
Altera Corp.	3,397	173,926
Ambarella, Inc. (b)	394	40,460
Amkor Technology, Inc. (b)	677	4,048
Analog Devices, Inc.	3,381	217,010
Applied Materials, Inc.	13,227	254,223
Applied Micro Circuits Corp. (a)(b)	727	4,907
Atmel Corp.	4,603	45,363
Avago Technologies, Ltd.	2,710	360,240
Axcelis Technologies, Inc. (b)	1,164	3,445
Broadcom Corp. (Class A)	6,077	312,905
Brooks Automation, Inc.	727	8,324
Cabot Microelectronics Corp. (b)	244	11,495
Cavium, Inc. (a)(b)	533	36,676
CEVA, Inc. (a)(b)	244	4,741
Cirrus Logic, Inc. (b)	667	22,698
Cohu, Inc.	291	3,850
Cree, Inc. (a)(b)	1,241	32,303
Cypress Semiconductor Corp. (b)	3,244	38,149
Diodes, Inc. (b)	388	9,355
Entegris, Inc. (b)	1,503	21,899
Exar Corp. (b)	438	4,284
Fairchild Semiconductor International, Inc. (b)	1,356	23,567
First Solar, Inc. (b)	778	36,550
Formfactor, Inc. (b)	582	5,354
Freescale Semiconductor, Ltd. (b)	1,115	44,567
Inphi Corp. (a)(b)	291	6,652
Integrated Device Technology, Inc. (b)	1,404	30,467
Integrated Silicon Solution, Inc.	289	6,398
Intel Corp.	51,152	1,555,788
Intersil Corp. (Class A)	1,353	16,926
IXYS Corp.	291	4,452
KLA-Tencor Corp.	1,798	101,066
Kopin Corp. (a)(b)	677	2,336
Lam Research Corp.	1,720	139,922
Lattice Semiconductor Corp. (b)	1,210	7,127
Linear Technology Corp.	2,496	110,398
M/A-COM Technology Solutions Holdings, Inc. (b)	300	11,475
Marvell Technology Group, Ltd.	4,207	55,469
Maxim Integrated Products, Inc.	3,078	106,422
MaxLinear, Inc. (Class A) (b)	213	2,577
Micrel, Inc.	483	6,714
Microchip Technology, Inc. (a)	2,088	99,023
Micron Technology, Inc. (b)	11,413	215,021
Microsemi Corp. (b)	995	34,775
MKS Instruments, Inc.	570	21,626
Monolithic Power Systems, Inc.	388	19,676
Nanometrics, Inc. (b)	244	3,933
NVE Corp.	50	3,920
NVIDIA Corp. (a)	6,186	124,401
OmniVision Technologies, Inc. (b)	582	15,246
ON Semiconductor Corp. (b)	4,832	56,486
PDF Solutions, Inc. (b)	291	4,656
Photronics, Inc. (b)	628	5,972
PMC-Sierra, Inc. (b)	2,180	18,661
Power Integrations, Inc.	289	13,057
Qorvo, Inc. (b)	1,478	118,639

See accompanying notes to financial statements.

182

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Rambus, Inc. (b)	1,184	$17,156
Rudolph Technologies, Inc. (b)	339	4,071
Semtech Corp. (b)	727	14,431
Silicon Laboratories, Inc. (b)	429	23,170
Skyworks Solutions, Inc.	2,039	212,260
SunEdison, Inc. (b)	3,137	93,828
SunPower Corp. (a)(b)	451	12,813
Synaptics, Inc. (a)(b)	339	29,403
Teradyne, Inc.	2,017	38,908
Tessera Technologies, Inc.	582	22,104
Texas Instruments, Inc.	11,192	576,500
Ultratech, Inc. (b)	289	5,364
Veeco Instruments, Inc. (b)	438	12,588
Xcerra Corp. (b)	483	3,656
Xilinx, Inc.	2,799	123,604

		5,856,510

SOFTWARE — 3.9%
ACI Worldwide, Inc. (b)	1,259	30,934
Activision Blizzard, Inc. (a)	5,241	126,885
Adobe Systems, Inc. (b)	5,330	431,783
Advent Software, Inc.	539	23,829
American Software, Inc. (Class A)	291	2,764
ANSYS, Inc. (b)	1,019	92,974
Aspen Technology, Inc. (b)	1,019	46,415
Autodesk, Inc. (b)	2,401	120,230
AVG Technologies NV (b)	291	7,918
Blackbaud, Inc.	483	27,507
Bottomline Technologies, Inc. (b)	438	12,181
BroadSoft, Inc. (b)	289	9,991
CA, Inc.	3,501	102,544
Cadence Design Systems, Inc. (a)(b)	2,996	58,901
Callidus Software, Inc. (b)	388	6,045
CDK Global, Inc.	1,733	93,547
Citrix Systems, Inc. (b)	1,992	139,759
CommVault Systems, Inc. (b)	483	20,484
Comverse, Inc. (b)	254	5,100
Ebix, Inc. (a)	339	11,055
Electronic Arts, Inc. (b)	3,431	228,161
Ellie Mae, Inc. (a)(b)	291	20,309
EnerNOC, Inc. (a)(b)	291	2,823
EPIQ Systems, Inc.	339	5,722
ePlus, Inc. (b)	50	3,832
FactSet Research Systems, Inc. (a)	429	69,717
Fair Isaac Corp.	388	35,223
FireEye, Inc. (a)(b)	1,533	74,979
FleetMatics Group PLC (a)(b)	394	18,451
Fortinet, Inc. (b)	1,454	60,094
Gigamon, Inc. (b)	500	16,495
Glu Mobile, Inc. (b)	1,300	8,073
Guidewire Software, Inc. (b)	641	33,928
HubSpot, Inc. (b)	200	9,916
Imperva, Inc. (b)	244	16,519
Infoblox, Inc. (b)	533	13,970
Informatica Corp. (b)	1,164	56,419
Interactive Intelligence Group (a)(b)	145	6,448
Intuit, Inc.	3,171	319,542
Jive Software, Inc. (b)	438	2,300
King Digital Entertainment PLC	900	12,825
Manhattan Associates, Inc. (b)	985	58,755
Mentor Graphics Corp.	1,016	26,853
Microsoft Corp.	87,276	3,853,235
MicroStrategy, Inc. (b)	95	16,158
Monotype Imaging Holdings, Inc.	438	10,560
Netscout Systems, Inc. (a)(b)	388	14,228
NetSuite, Inc. (a)(b)	388	35,599
Nuance Communications, Inc. (b)	2,817	49,326
Oracle Corp.	34,189	1,377,817
Paycom Software, Inc. (b)	300	10,245
Pegasystems, Inc.	388	8,881
Progress Software Corp. (b)	582	16,005
Proofpoint, Inc. (a)(b)	444	28,269
PROS Holdings, Inc. (b)	244	5,151
PTC, Inc. (b)	1,305	53,531
QLIK Technologies, Inc. (b)	921	32,198
Quality Systems, Inc.	438	7,258
Qualys, Inc. (a)(b)	145	5,851
RealPage, Inc. (b)	483	9,211
Red Hat, Inc. (b)	2,066	156,871
Rovi Corp. (a)(b)	1,068	17,035
Salesforce.com, Inc. (b)	7,120	495,766
SeaChange International, Inc. (a)(b)	339	2,376
ServiceNow, Inc. (a)(b)	1,653	122,834
SolarWinds, Inc. (b)	677	31,230
Solera Holdings, Inc.	725	32,306
Splunk, Inc. (a)(b)	1,265	88,069
SS&C Technologies Holdings, Inc.	632	39,500
Symantec Corp.	7,451	173,236
Synchronoss Technologies, Inc. (a)(b)	289	13,216
Synopsys, Inc. (b)	1,628	82,458
Tableau Software, Inc. (Class A) (b)	538	62,031
Take-Two Interactive Software, Inc. (b)	871	24,013
Tangoe, Inc. (b)	339	4,265
TiVo, Inc. (b)	1,356	13,750
Tyler Technologies, Inc. (b)	339	43,860
Ultimate Software Group, Inc. (b)	289	47,494
Varonis Systems, Inc. (a)(b)	582	12,856
VASCO Data Security International, Inc. (a)(b)	289	8,725
Verint Systems, Inc. (b)	597	36,265
VirnetX Holding Corp. (a)(b)	429	1,802
VMware, Inc. (Class A) (a)(b)	871	74,680
Workday, Inc. (Class A) (a)(b)	1,162	88,765
Zendesk, Inc. (b)	600	13,326
Zix Corp. (b)	628	3,247
Zynga, Inc. (Class A) (b)	6,251	17,878

		9,713,577

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc.	824	29,837
Abercrombie & Fitch Co. (Class A) (a)	853	18,348
Advance Auto Parts, Inc.	747	118,990
America’s Car-Mart, Inc. (b)	99	4,883
American Eagle Outfitters, Inc. (a)	2,012	34,647
ANN, Inc. (b)	483	23,324
Asbury Automotive Group, Inc. (b)	339	30,720
Ascena Retail Group, Inc. (a)(b)	1,350	22,484
AutoNation, Inc. (b)	760	47,865

See accompanying notes to financial statements.

183

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

AutoZone, Inc. (b)	349	$232,748
Barnes & Noble, Inc. (a)(b)	438	11,370
bebe stores, inc. (a)	388	776
Bed Bath & Beyond, Inc. (a)(b)	2,058	141,961
Best Buy Co., Inc. (a)	3,232	105,395
Big 5 Sporting Goods Corp.	194	2,757
Buckle, Inc. (a)	289	13,228
Cabela’s, Inc. (a)(b)	896	44,782
Caleres, Inc.	429	13,634
CarMax, Inc. (b)	2,422	160,361
Cato Corp. (Class A)	289	11,202
Chico’s FAS, Inc.	1,763	29,319
Children’s Place, Inc.	244	15,960
Christopher & Banks Corp. (b)	388	1,556
Citi Trends, Inc. (b)	145	3,509
Conn’s, Inc. (a)(b)	244	9,687
Container Store Group, Inc. (a)(b)	155	2,615
CST Brands, Inc.	648	25,311
Destination XL Group, Inc. (a)(b)	429	2,149
Dick’s Sporting Goods, Inc.	1,065	55,135
DSW, Inc. (Class A)	776	25,895
Express, Inc. (b)	921	16,679
Finish Line, Inc. (Class A)	533	14,828
Five Below, Inc. (a)(b)	582	23,006
Foot Locker, Inc. (a)	1,628	109,092
Francesca’s Holdings Corp. (b)	429	5,779
GameStop Corp. (Class A) (a)	1,248	53,614
Gap, Inc. (a)	2,973	113,479
Genesco, Inc. (b)	224	14,791
GNC Holdings, Inc. (Class A)	1,016	45,192
Group 1 Automotive, Inc.	244	22,162
Guess?, Inc. (a)	628	12,039
Haverty Furniture Cos., Inc.	244	5,275
Hibbett Sports, Inc. (b)	291	13,555
Home Depot, Inc.	14,154	1,572,934
Kirkland’s, Inc.	145	4,041
L Brands, Inc.	2,580	221,183
Lithia Motors, Inc. (Class A)	244	27,611
Lowe’s Cos., Inc.	10,297	689,590
Lumber Liquidators Holdings, Inc. (a)(b)	289	5,985
MarineMax, Inc. (b)	291	6,841
Mattress Firm Holding Corp. (a)(b)	145	8,838
Men’s Wearhouse, Inc.	515	32,996
Michaels Cos., Inc. (b)	300	8,073
Monro Muffler Brake, Inc. (a)	339	21,072
Murphy USA, Inc. (b)	509	28,412
O’Reilly Automotive, Inc. (b)	1,158	261,685
Office Depot, Inc. (b)	6,616	57,295
Outerwall, Inc. (a)	289	21,996
Penske Automotive Group, Inc.	429	22,355
Pep Boys-Manny, Moe & Jack (b)	582	7,141
Pier 1 Imports, Inc. (a)	991	12,516
Rent-A-Center, Inc. (a)	627	17,775
Restoration Hardware Holdings, Inc. (b)	339	33,097
Ross Stores, Inc.	4,420	214,856
Sally Beauty Holdings, Inc. (b)	1,787	56,433
Select Comfort Corp. (b)	632	19,004
Shoe Carnival, Inc.	145	4,185
Signet Jewelers, Ltd.	871	111,697
Sonic Automotive, Inc. (Class A)	438	10,438
Stage Stores, Inc.	339	5,943
Staples, Inc.	7,084	108,456
Stein Mart, Inc.	289	3,026
Tiffany & Co.	1,155	106,029
Tile Shop Holdings, Inc. (b)	194	2,753
TJX Cos., Inc.	7,391	489,062
Tractor Supply Co. (a)	1,558	140,126
Ulta Salon Cosmetics & Fragrance, Inc. (b)	677	104,563
Urban Outfitters, Inc. (a)(b)	1,177	41,195
Vitamin Shoppe, Inc. (b)	289	10,771
West Marine, Inc. (b)	194	1,870
Williams-Sonoma, Inc.	1,065	87,618
Zumiez, Inc. (a)(b)	244	6,498

		6,275,898

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
3D Systems Corp. (a)(b)	1,065	20,789
Apple, Inc.	62,170	7,797,672
Cray, Inc. (b)	438	12,925
Diebold, Inc.	677	23,695
Electronics for Imaging, Inc. (b)	483	21,015
EMC Corp.	21,146	558,043
Hewlett-Packard Co.	19,583	587,686
Immersion Corp. (b)	289	3,662
Lexmark International, Inc. (Class A)	666	29,437
NCR Corp. (b)	1,774	53,397
NetApp, Inc.	3,844	121,317
Nimble Storage, Inc. (b)	500	14,030
QLogic Corp. (b)	923	13,097
Quantum Corp. (b)	2,278	3,827
SanDisk Corp.	2,411	140,369
Silicon Graphics International Corp. (a)(b)	339	2,193
Stratasys, Ltd. (b)	535	18,688
Super Micro Computer, Inc. (a)(b)	339	10,028
Western Digital Corp.	2,529	198,324

		9,630,194

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	672	71,434
Coach, Inc.	3,008	104,107
Columbia Sportswear Co.	289	17,473
Crocs, Inc. (a)(b)	975	14,342
Deckers Outdoor Corp. (a)(b)	388	27,924
Fossil Group, Inc. (a)(b)	584	40,506
G-III Apparel Group, Ltd. (b)	388	27,296
Hanesbrands, Inc.	4,244	141,410
Iconix Brand Group, Inc. (a)(b)	601	15,007
Kate Spade & Co. (b)	1,483	31,944
Lululemon Athletica, Inc. (b)	1,200	78,360
Michael Kors Holdings, Ltd. (b)	2,131	89,694
Movado Group, Inc.	194	5,269
NIKE, Inc. (Class B)	7,355	794,487
Oxford Industries, Inc.	145	12,680
Perry Ellis International, Inc. (b)	95	2,258

See accompanying notes to financial statements.

184

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

PVH Corp. (a)	871	$100,339
Quiksilver, Inc. (a)(b)	1,377	913
Ralph Lauren Corp.	628	83,122
Skechers U.S.A., Inc. (Class A) (b)	438	48,088
Steven Madden, Ltd. (b)	650	27,807
Tumi Holdings, Inc. (a)(b)	483	9,911
Under Armour, Inc. (Class A) (a)(b)	1,956	163,209
Unifi, Inc. (b)	145	4,857
V.F. Corp.	3,786	264,036
Vera Bradley, Inc. (a)(b)	244	2,750
Wolverine World Wide, Inc.	1,028	29,277

		2,208,500

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	952	13,128
Bank Mutual Corp.	483	3,705
Beneficial Bancorp, Inc. (b)	372	4,646
BofI Holding, Inc. (a)(b)	95	10,042
Brookline Bancorp, Inc.	776	8,761
Capitol Federal Financial, Inc.	1,598	19,240
Charter Financial Corp.	244	3,028
Dime Community Bancshares	339	5,743
Essent Group, Ltd. (b)	430	11,760
EverBank Financial Corp.	822	16,152
Federal Agricultural Mortgage Corp. (Class C)	95	2,761
First Defiance Financial Corp.	95	3,565
Flagstar Bancorp, Inc. (b)	244	4,509
Fox Chase Bancorp, Inc.	95	1,607
HomeStreet, Inc. (b)	145	3,309
Hudson City Bancorp, Inc.	5,623	55,555
Kearny Financial Corp. (b)	1,000	11,160
Ladder Capital Corp.	400	6,940
Meridian Bancorp, Inc. (b)	600	8,046
MGIC Investment Corp. (a)(b)	3,344	38,055
Nationstar Mortgage Holdings, Inc. (a)(b)	244	4,099
New York Community Bancorp, Inc. (a)	4,727	86,882
Northfield Bancorp, Inc. (a)	632	9,512
Northwest Bancshares, Inc.	1,019	13,064
OceanFirst Financial Corp.	137	2,555
Ocwen Financial Corp. (a)(b)	1,115	11,373
Oritani Financial Corp.	483	7,752
PennyMac Financial Services, Inc. (Class A) (b)	145	2,627
Provident Financial Services, Inc.	628	11,926
Radian Group, Inc. (a)	1,827	34,275
Territorial Bancorp, Inc.	95	2,305
TFS Financial Corp.	822	13,826
TrustCo Bank Corp. NY	1,004	7,058
United Financial Bancorp, Inc.	1,246	16,759
Walker & Dunlop, Inc. (b)	194	5,188
Washington Federal, Inc.	1,115	26,035
WSFS Financial Corp.	297	8,123

		495,071

TOBACCO — 1.1%
Alliance One International, Inc. (b)	92	2,202
Altria Group, Inc.	21,645	1,058,657
Philip Morris International, Inc.	16,741	1,342,126
Reynolds American, Inc.	4,510	336,717
Universal Corp.	291	16,680
Vector Group, Ltd. (a)	692	16,234

		2,772,616

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	1,065	36,104
Aircastle, Ltd.	727	16,481
Applied Industrial Technologies, Inc.	429	17,010
Beacon Roofing Supply, Inc. (b)	533	17,706
CAI International, Inc. (b)	194	3,994
DXP Enterprises, Inc. (b)	95	4,418
Fastenal Co. (a)	3,121	131,644
GATX Corp.	483	25,671
H&E Equipment Services, Inc.	289	5,771
HD Supply Holdings, Inc. (b)	1,873	65,892
Kaman Corp. (a)	249	10,443
MRC Global, Inc. (b)	871	13,448
MSC Industrial Direct Co., Inc. (Class A) (a)	483	33,699
NOW, Inc. (a)(b)	1,128	22,459
Rush Enterprises, Inc. (Class A) (b)	388	10,170
TAL International Group, Inc. (b)	339	10,712
Textainer Group Holdings, Ltd.	244	6,346
Titan Machinery, Inc. (a)(b)	194	2,858
United Rentals, Inc. (b)	1,019	89,285
Veritiv Corp. (b)	83	3,026
W.W. Grainger, Inc. (a)	742	175,594
Watsco, Inc.	291	36,008
WESCO International, Inc. (a)(b)	429	29,447

		768,186

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Macquarie Infrastructure Corp.	700	57,841
Wesco Aircraft Holdings, Inc. (b)	438	6,636

		64,477

WATER UTILITIES — 0.1%
American States Water Co.	388	14,507
American Water Works Co., Inc.	1,883	91,570
Aqua America, Inc.	1,877	45,968
Artesian Resources Corp. (Class A)	76	1,603
California Water Service Group	483	11,037
Connecticut Water Service, Inc.	114	3,894
SJW Corp.	145	4,450

		173,029

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp. (a)(b)	145	670
RingCentral, Inc. (Class A) (b)	600	11,094
SBA Communications Corp. (Class A) (b)	1,356	155,899
Shenandoah Telecommunications Co.	291	9,961
Spok Holdings, Inc.	244	4,109
Sprint Corp. (a)(b)	9,844	44,889
T-Mobile US, Inc. (b)	2,822	109,409
Telephone & Data Systems, Inc.	1,021	30,017

See accompanying notes to financial statements.

185

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

US Cellular Corp. (b)	145	$5,462

		371,510

TOTAL COMMON STOCKS —
(Cost $213,258,140)		246,943,598

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (b)(c)	976	0

HEALTH CARE PROVIDERS & SERVICES — 0.0% (e)
BioScrip, Inc. (expiring 7/27/15) (b)(c)	1	0

PHARMACEUTICALS — 0.0% (e)
Furiex Pharmaceuticals (CVR) (expiring 7/2/16) (b)(c)	200	1,630

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (b)(c)	1,438	3,624

TOTAL RIGHTS —
(Cost $5,578)		5,254

WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a)(b)(c) (Cost $0)	468	0

SHORT TERM INVESTMENTS — 5.3%
MONEY MARKET FUNDS — 5.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	12,644,759	12,644,759
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	443,248	443,248

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,088,007)		13,088,007

TOTAL INVESTMENTS — 104.9% (i)
(Cost $226,351,725)		260,036,859
OTHER ASSETS & LIABILITIES — (4.9)%		(12,059,044)

NET ASSETS — 100.0%		$247,977,815

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Affiliated issuer (Note 3).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

186

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.5%
B/E Aerospace, Inc. (a)	345	$18,940
Boeing Co.	2,427	336,673
General Dynamics Corp.	1,009	142,965
Hexcel Corp.	343	17,061
Honeywell International, Inc.	2,702	275,523
Huntington Ingalls Industries, Inc.	165	18,577
L-3 Communications Holdings, Inc.	315	35,715
Lockheed Martin Corp.	944	175,490
Northrop Grumman Corp.	692	109,772
Orbital ATK, Inc.	206	15,112
Precision Castparts Corp.	479	95,738
Raytheon Co.	1,076	102,952
Rockwell Collins, Inc. (a)	462	42,666
Spirit Aerosystems Holdings, Inc. (Class A) (b)	408	22,485
Textron, Inc.	980	43,737
TransDigm Group, Inc. (b)	176	39,542
Triumph Group, Inc. (a)	179	11,812
United Technologies Corp.	3,086	342,330

		1,847,090

AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc. (a)	536	33,441
Expeditors International of Washington, Inc.	696	32,089
FedEx Corp.	989	168,526
United Parcel Service, Inc. (Class B)	2,468	239,174

		473,230

AIRLINES — 0.6%
Alaska Air Group, Inc.	478	30,798
American Airlines Group, Inc.	2,401	95,884
Copa Holdings SA (Class A) (a)	120	9,911
Delta Air Lines, Inc.	2,930	120,364
JetBlue Airways Corp. (b)	1,090	22,628
Southwest Airlines Co.	2,442	80,806
Spirit Airlines, Inc. (a)(b)	285	17,698
United Continental Holdings, Inc. (b)	1,273	67,482

		445,571

AUTO COMPONENTS — 0.5%
BorgWarner, Inc. (a)	815	46,324
Delphi Automotive PLC	1,000	85,090
Gentex Corp. (a)	997	16,371
Goodyear Tire & Rubber Co.	1,070	32,260
Johnson Controls, Inc.	2,307	114,266
Lear Corp.	268	30,086
Visteon Corp. (b)	159	16,692

		341,089

AUTOMOBILES — 0.7%
Ford Motor Co.	13,588	203,956
General Motors Co.	5,524	184,115
Harley-Davidson, Inc.	782	44,066
Tesla Motors, Inc. (a)(b)	329	88,257
Thor Industries, Inc. (a)	155	8,723

		529,117

BANKS — 5.8%
Associated Banc-Corp. (a)	557	11,290
Bank of America Corp.	36,430	620,039
Bank of Hawaii Corp. (a)	150	10,002
BankUnited, Inc.	367	13,186
BB&T Corp.	2,526	101,823
BOK Financial Corp. (a)	81	5,636
CIT Group, Inc.	638	29,661
Citigroup, Inc.	10,564	583,555
Citizens Financial Group, Inc.	1,078	29,440
City National Corp.	165	14,914
Comerica, Inc.	642	32,948
Commerce Bancshares, Inc. (a)	296	13,844
Cullen/Frost Bankers, Inc. (a)	191	15,009
East West Bancorp, Inc.	473	21,200
Fifth Third Bancorp	2,981	62,065
First Horizon National Corp. (a)	821	12,865
First Niagara Financial Group, Inc. (a)	1,219	11,507
First Republic Bank	521	32,839
Huntington Bancshares, Inc.	2,869	32,448
JPMorgan Chase & Co.	12,871	872,139
KeyCorp	3,115	46,787
M&T Bank Corp. (a)	444	55,469
PacWest Bancorp (a)	318	14,870
People’s United Financial, Inc. (a)	1,106	17,928
PNC Financial Services Group, Inc.	1,796	171,787
Popular, Inc. (b)	360	10,390
Regions Financial Corp.	4,819	49,925
Signature Bank (b)	170	24,886
SunTrust Banks, Inc.	1,862	80,103
SVB Financial Group (b)	186	26,780
Synovus Financial Corp.	524	16,150
TCF Financial Corp.	563	9,352
U.S. Bancorp	5,813	252,284
Wells Fargo & Co.	16,154	908,501
Zions Bancorporation (a)	653	20,723

		4,232,345

BEVERAGES — 1.8%
Brown-Forman Corp. (Class A)	90	10,028
Brown-Forman Corp. (Class B) (a)	442	44,280
Coca-Cola Co.	13,598	533,450
Coca-Cola Enterprises, Inc.	887	38,531
Constellation Brands, Inc. (Class A)	539	62,535
Dr. Pepper Snapple Group, Inc.	688	50,155
Molson Coors Brewing Co. (Class B)	470	32,811
Monster Beverage Corp. (b)	515	69,020
PepsiCo, Inc.	5,119	477,807

		1,318,617

BIOTECHNOLOGY — 3.3%
Agios Pharmaceuticals, Inc. (b)	90	10,003
Alexion Pharmaceuticals, Inc. (b)	751	135,758
Alkermes PLC (a)(b)	496	31,913
Alnylam Pharmaceuticals, Inc. (a)(b)	241	28,889
Amgen, Inc.	2,625	402,990
Biogen, Inc. (b)	820	331,231
BioMarin Pharmaceutical, Inc. (b)	527	72,083
Bluebird Bio, Inc. (b)	110	18,521
Celgene Corp. (b)	2,776	321,280

See accompanying notes to financial statements.

187

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Gilead Sciences, Inc.	5,101	$597,225
Incyte Corp. (b)	496	51,688
Intercept Pharmaceuticals, Inc. (a)(b)	45	10,862
Intrexon Corp. (b)	160	7,808
Isis Pharmaceuticals, Inc. (b)	420	24,171
Juno Therapeutics, Inc. (a)(b)	14	747
Medivation, Inc. (b)	276	31,519
OPKO Health, Inc. (b)	810	13,025
Puma Biotechnology, Inc. (b)	90	10,507
Receptos, Inc. (b)	110	20,905
Regeneron Pharmaceuticals, Inc. (b)	274	139,776
Seattle Genetics, Inc. (a)(b)	341	16,504
United Therapeutics Corp. (a)(b)	165	28,702
Vertex Pharmaceuticals, Inc. (b)	813	100,389

		2,406,496

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp. (a)	266	19,147
Allegion PLC	336	20,207
Armstrong World Industries, Inc. (a)(b)	211	11,242
Fortune Brands Home & Security, Inc. (a)	559	25,613
Lennox International, Inc. (a)	172	18,523
Masco Corp.	1,228	32,751
Owens Corning (a)	422	17,407
USG Corp. (a)(b)	308	8,559

		153,449

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (b)	183	40,004
Ameriprise Financial, Inc.	650	81,205
Artisan Partners Asset Management, Inc.	60	2,788
Bank of New York Mellon Corp.	3,964	166,369
BlackRock, Inc.	447	154,653
Charles Schwab Corp.	4,005	130,763
E*TRADE Financial Corp. (b)	983	29,441
Eaton Vance Corp. (a)	419	16,396
Federated Investors, Inc. (Class B) (a)	320	10,717
Franklin Resources, Inc.	1,386	67,956
Goldman Sachs Group, Inc.	1,496	312,350
Interactive Brokers Group, Inc. (Class A) (a)	171	7,107
Invesco, Ltd.	1,513	56,722
Lazard, Ltd. (Class A)	431	24,239
Legg Mason, Inc.	385	19,839
LPL Investment Holdings, Inc. (a)	328	15,249
Morgan Stanley	5,343	207,255
Northern Trust Corp.	816	62,391
NorthStar Asset Management Group, Inc.	611	11,297
Raymond James Financial, Inc.	421	25,083
SEI Investments Co.	481	23,583
State Street Corp. (c)	1,428	109,956
T. Rowe Price Group, Inc. (a)	899	69,879
TD Ameritrade Holding Corp. (a)	942	34,684
Waddell & Reed Financial, Inc. (Class A) (a)	300	14,193

		1,694,119

CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	725	99,202
Airgas, Inc.	275	29,090
Albemarle Corp.	427	23,600
Ashland, Inc.	227	27,671
Axalta Coating Systems, Ltd. (b)	152	5,028
Cabot Corp.	225	8,390
Celanese Corp. (Series A)	536	38,528
CF Industries Holdings, Inc.	816	52,452
Cytec Industries, Inc.	283	17,130
Dow Chemical Co. (a)	3,994	204,373
E. I. du Pont de Nemours & Co.	3,183	203,553
Eastman Chemical Co.	531	43,446
Ecolab, Inc.	950	107,417
FMC Corp. (a)	468	24,593
Huntsman Corp.	636	14,037
International Flavors & Fragrances, Inc. (a)	284	31,038
LyondellBasell Industries NV (Class A)	1,342	138,924
Monsanto Co.	1,663	177,259
Mosaic Co.	1,139	53,362
NewMarket Corp. (a)	30	13,317
Platform Specialty Products Corp. (a)(b)	308	7,879
PPG Industries, Inc.	972	111,508
Praxair, Inc.	1,010	120,745
RPM International, Inc. (a)	457	22,379
Scotts Miracle-Gro Co. (Class A)	150	8,882
Sherwin-Williams Co.	297	81,681
Sigma-Aldrich Corp.	420	58,527
Valspar Corp. (a)	299	24,464
W.R. Grace & Co. (b)	257	25,777
Westlake Chemical Corp.	139	9,534

		1,783,786

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp. (a)	597	20,041
Cintas Corp. (a)	350	29,606
Clean Harbors, Inc. (a)(b)	210	11,285
Copart, Inc. (b)	387	13,731
Covanta Holding Corp. (a)	363	7,692
KAR Auction Services, Inc.	529	19,785
Pitney Bowes, Inc. (a)	693	14,421
R.R. Donnelley & Sons Co. (a)	638	11,120
Republic Services, Inc.	918	35,958
Rollins, Inc.	339	9,672
Stericycle, Inc. (b)	291	38,968
Tyco International PLC	1,393	53,603
Waste Connections, Inc.	426	20,073
Waste Management, Inc.	1,597	74,021

		359,976

COMMUNICATIONS EQUIPMENT — 1.5%
Arista Networks, Inc. (b)	54	4,414
Arris Group, Inc. (b)	445	13,617
Brocade Communications Systems, Inc.	1,511	17,951
Cisco Systems, Inc.	17,640	484,394
CommScope Holding Co., Inc. (b)	170	5,187
EchoStar Corp. (Class A) (b)	140	6,815
F5 Networks, Inc. (b)	276	33,217
Harris Corp.	477	36,686

See accompanying notes to financial statements.

188

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

JDS Uniphase Corp. (a)(b)	795	$9,206
Juniper Networks, Inc.	1,458	37,864
Motorola Solutions, Inc.	681	39,049
Palo Alto Networks, Inc. (a)(b)	250	43,675
QUALCOMM, Inc.	5,650	353,859

		1,085,934

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)(b)	557	18,426
Chicago Bridge & Iron Co. NV (a)	365	18,265
Fluor Corp. (a)	544	28,837
Jacobs Engineering Group, Inc. (a)(b)	446	18,116
KBR, Inc.	528	10,285
Quanta Services, Inc. (b)	702	20,232

		114,161

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (a)	170	12,976
Martin Marietta Materials, Inc. (a)	203	28,727
Vulcan Materials Co. (a)	472	39,615

		81,318

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (a)(b)	1,672	37,503
American Express Co.	2,997	232,927
Capital One Financial Corp.	1,891	166,351
Credit Acceptance Corp. (b)	29	7,139
Discover Financial Services	1,604	92,422
Navient Corp.	1,486	27,060
Santander Consumer USA Holdings, Inc. (b)	260	6,648
SLM Corp. (b)	1,501	14,815
Springleaf Holdings, Inc. (b)	180	8,264
Synchrony Financial (b)	420	13,831

		606,960

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (a)	225	14,348
Avery Dennison Corp.	315	19,196
Ball Corp.	498	34,935
Bemis Co., Inc.	358	16,114
Crown Holdings, Inc. (b)	493	26,085
Graphic Packaging Holding Co.	1,140	15,880
MeadWestvaco Corp.	602	28,408
Owens-Illinois, Inc. (a)(b)	567	13,007
Packaging Corp. of America	346	21,622
Rock-Tenn Co. (Class A)	504	30,341
Sealed Air Corp.	735	37,764
Silgan Holdings, Inc.	126	6,648
Sonoco Products Co.	348	14,915

		279,263

DISTRIBUTORS — 0.1%
Genuine Parts Co.	529	47,361
LKQ Corp. (a)(b)	1,035	31,304

		78,665

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. (Class B)	15	16,126
H&R Block, Inc.	933	27,663
Service Corp. International (a)	723	21,278
ServiceMaster Global Holdings, Inc. (b)	359	12,985

		78,052

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. (Class B) (b)	6,451	878,046
CBOE Holdings, Inc.	300	17,166
CME Group, Inc.	1,094	101,808
Intercontinental Exchange, Inc.	396	88,549
Leucadia National Corp. (a)	1,245	30,229
McGraw Hill Financial, Inc.	949	95,327
Moody’s Corp.	616	66,503
MSCI, Inc.	418	25,728
NASDAQ OMX Group, Inc. (a)	412	20,110
Voya Financial, Inc.	796	36,990

		1,360,456

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc. (a)	18,011	639,751
CenturyLink, Inc. (a)	1,964	57,702
Frontier Communications Corp. (a)	3,585	17,746
Level 3 Communications, Inc. (b)	999	52,617
Verizon Communications, Inc.	14,144	659,252
Zayo Group Holdings, Inc. (b)	494	12,706

		1,439,774

ELECTRIC UTILITIES — 1.5%
American Electric Power Co., Inc.	1,675	88,725
Duke Energy Corp.	2,425	171,253
Edison International (a)	1,124	62,472
Entergy Corp.	627	44,204
Eversource Energy (a)	1,079	48,997
Exelon Corp. (a)	2,946	92,563
FirstEnergy Corp.	1,441	46,905
Great Plains Energy, Inc. (a)	526	12,708
Hawaiian Electric Industries, Inc.	337	10,019
ITC Holdings Corp.	538	17,313
NextEra Energy, Inc.	1,506	147,633
OGE Energy Corp. (a)	682	19,485
Pepco Holdings, Inc.	805	21,687
Pinnacle West Capital Corp.	368	20,936
PPL Corp.	2,245	66,160
Southern Co. (a)	3,078	128,968
Westar Energy, Inc. (a)	402	13,756
Xcel Energy, Inc.	1,746	56,186

		1,069,970

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	150	26,997
AMETEK, Inc.	854	46,782
Babcock & Wilcox Co.	387	12,694
Eaton Corp. PLC	1,630	110,009
Emerson Electric Co.	2,313	128,209
Hubbell, Inc. (Class B)	200	21,656
Regal Beloit Corp.	151	10,961
Rockwell Automation, Inc.	476	59,329
SolarCity Corp. (a)(b)	150	8,032

		424,669

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	1,085	62,897

See accompanying notes to financial statements.

189

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Arrow Electronics, Inc. (b)	354	$19,753
Avnet, Inc.	473	19,445
CDW Corp.	300	10,284
Cognex Corp.	300	14,430
Corning, Inc.	4,512	89,022
Dolby Laboratories, Inc. (Class A) (a)	155	6,150
FLIR Systems, Inc.	495	15,256
Ingram Micro, Inc. (Class A) (b)	530	13,266
IPG Photonics Corp. (b)	110	9,369
Jabil Circuit, Inc.	693	14,754
Keysight Technologies, Inc. (b)	600	18,714
Mettler-Toledo International, Inc. (b)	108	36,878
National Instruments Corp.	346	10,193
Trimble Navigation, Ltd. (b)	882	20,692
Zebra Technologies Corp. (Class A) (a)(b)	180	19,989

		381,092

ENERGY EQUIPMENT & SERVICES — 1.3%
Baker Hughes, Inc.	1,521	93,846
Cameron International Corp. (b)	714	37,392
Diamond Offshore Drilling, Inc. (a)	236	6,091
Dresser-Rand Group, Inc. (b)	274	23,339
Dril-Quip, Inc. (b)	135	10,159
Ensco PLC (Class A)	810	18,039
FMC Technologies, Inc. (b)	806	33,441
Frank’s International NV	140	2,638
Halliburton Co.	2,900	124,903
Helmerich & Payne, Inc. (a)	330	23,238
Nabors Industries, Ltd.	1,039	14,993
National Oilwell Varco, Inc. (a)	1,373	66,288
Noble Corp. PLC	840	12,928
Oceaneering International, Inc.	365	17,005
Patterson-UTI Energy, Inc. (a)	506	9,520
Rowan Cos. PLC (Class A) (a)	397	8,381
RPC, Inc. (a)	208	2,877
Schlumberger, Ltd.	4,405	379,667
Seadrill, Ltd. (a)	1,216	12,573
Superior Energy Services, Inc.	566	11,909
Weatherford International PLC (b)	2,690	33,006

		942,233

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	1,523	205,696
CVS Health Corp.	3,918	410,920
Kroger Co.	1,753	127,110
Rite Aid Corp. (b)	3,326	27,772
Sprouts Farmers Market, Inc. (a)(b)	363	9,794
Sysco Corp. (a)	2,029	73,247
Wal-Mart Stores, Inc.	5,480	388,696
Walgreens Boots Alliance, Inc.	2,983	251,885
Whole Foods Market, Inc.	1,271	50,128

		1,545,248

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,153	103,818
Bunge, Ltd.	506	44,427
Campbell Soup Co. (a)	608	28,971
ConAgra Foods, Inc.	1,450	63,394
Flowers Foods, Inc. (a)	626	13,240
General Mills, Inc.	2,070	115,340
Hain Celestial Group, Inc. (a)(b)	316	20,812
Hershey Co.	518	46,014
Hormel Foods Corp.	460	25,930
Ingredion, Inc. (a)	267	21,309
J.M. Smucker Co.	367	39,786
Kellogg Co.	870	54,549
Keurig Green Mountain, Inc. (a)	448	34,330
Kraft Foods Group, Inc.	2,041	173,771
McCormick & Co., Inc. (a)	449	36,346
Mead Johnson Nutrition Co.	700	63,154
Mondelez International, Inc. (Class A)	5,643	232,153
Pilgrim’s Pride Corp. (a)	220	5,053
Pinnacle Foods, Inc.	405	18,444
Tyson Foods, Inc. (Class A)	966	41,181
WhiteWave Foods Co. (Class A) (b)	620	30,306

		1,212,328

GAS UTILITIES — 0.1%
AGL Resources, Inc.	410	19,089
Atmos Energy Corp.	325	16,666
National Fuel Gas Co. (a)	290	17,078
Questar Corp.	626	13,090
UGI Corp.	586	20,188

		86,111

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	5,188	254,627
Alere, Inc. (b)	285	15,034
Align Technology, Inc. (a)(b)	295	18,500
Baxter International, Inc. (a)	1,864	130,350
Becton, Dickinson and Co.	725	102,696
Boston Scientific Corp. (b)	4,603	81,473
C.R. Bard, Inc.	263	44,894
Cooper Cos., Inc. (a)	159	28,297
DENTSPLY International, Inc.	492	25,363
DexCom, Inc. (b)	280	22,394
Edwards Lifesciences Corp. (b)	378	53,839
Hill-Rom Holdings, Inc.	205	11,138
Hologic, Inc. (a)(b)	886	33,721
IDEXX Laboratories, Inc. (a)(b)	360	23,090
Intuitive Surgical, Inc. (b)	122	59,109
Medtronic PLC	4,978	368,870
ResMed, Inc. (a)	484	27,283
Sirona Dental Systems, Inc. (a)(b)	193	19,381
St. Jude Medical, Inc.	976	71,316
Stryker Corp.	1,189	113,633
Teleflex, Inc. (a)	138	18,692
Varian Medical Systems, Inc. (a)(b)	364	30,696
Zimmer Biomet Holdings, Inc.	579	63,244

		1,617,640

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (b)	180	14,099
Aetna, Inc.	1,202	153,207
AmerisourceBergen Corp.	787	83,690
Anthem, Inc.	937	153,799
athenahealth, Inc. (a)(b)	135	15,468
Brookdale Senior Living, Inc. (b)	626	21,722
Cardinal Health, Inc.	1,173	98,121

See accompanying notes to financial statements.

190

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Catamaran Corp. (b)	708	$43,245
Centene Corp. (a)(b)	393	31,597
Cigna Corp.	920	149,040
Community Health Systems, Inc. (a)(b)	408	25,692
DaVita HealthCare Partners, Inc. (b)	621	49,351
Envision Healthcare Holdings, Inc. (b)	645	25,465
Express Scripts Holding Co. (a)(b)	2,525	224,573
HCA Holdings, Inc. (b)	1,114	101,062
Health Net, Inc. (b)	273	17,505
Henry Schein, Inc. (a)(b)	301	42,778
Humana, Inc. (a)	536	102,526
Laboratory Corp. of America Holdings (b)	366	44,367
LifePoint Health, Inc. (b)	162	14,086
McKesson Corp.	811	182,321
MEDNAX, Inc. (a)(b)	352	26,087
Omnicare, Inc. (a)	373	35,155
Patterson Cos., Inc.	303	14,741
Premier, Inc. (Class A) (a)(b)	106	4,077
Quest Diagnostics, Inc. (a)	504	36,550
Tenet Healthcare Corp. (b)	342	19,795
UnitedHealth Group, Inc.	3,302	402,844
Universal Health Services, Inc. (Class B)	312	44,335
VCA, Inc. (b)	298	16,213

		2,193,511

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	617	8,441
Cerner Corp. (a)(b)	1,014	70,027
IMS Health Holdings, Inc. (b)	256	7,846
Inovalon Holdings, Inc. (Class A) (b)	112	3,125
Veeva Systems, Inc. (Class A) (b)	75	2,102

		91,541

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	670	20,750
Brinker International, Inc. (a)	234	13,490
Carnival Corp.	1,445	71,369
Chipotle Mexican Grill, Inc. (b)	106	64,129
Choice Hotels International, Inc. (a)	100	5,425
Darden Restaurants, Inc.	440	31,275
Domino’s Pizza, Inc.	195	22,113
Dunkin’ Brands Group, Inc. (a)	317	17,435
Extended Stay America, Inc.	207	3,885
Hilton Worldwide Holdings, Inc. (b)	1,803	49,673
Hyatt Hotels Corp. (Class A) (a)(b)	132	7,483
International Game Technology PLC (b)	327	5,808
Las Vegas Sands Corp. (a)	1,333	70,076
Marriott International, Inc. (Class A)	721	53,635
McDonald’s Corp.	3,322	315,823
MGM Resorts International (b)	1,278	23,324
Norwegian Cruise Line Holdings, Ltd. (b)	460	25,778
Panera Bread Co. (Class A) (a)(b)	99	17,302
Royal Caribbean Cruises, Ltd. (a)	573	45,089
Six Flags Entertainment Corp. (a)	235	10,540
Starbucks Corp.	5,208	279,227
Starwood Hotels & Resorts Worldwide, Inc.	593	48,086
Wendy’s Co. (a)	912	10,287
Wyndham Worldwide Corp. (a)	414	33,911
Wynn Resorts, Ltd. (a)	278	27,430
Yum! Brands, Inc.	1,547	139,354

		1,412,697

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	1,035	28,318
Garmin, Ltd. (a)	424	18,626
GoPro, Inc. (Class A) (a)(b)	310	16,343
Harman International Industries, Inc. (a)	240	28,546
Jarden Corp. (b)	702	36,329
Leggett & Platt, Inc. (a)	488	23,756
Lennar Corp. (Class A) (a)	582	29,705
Lennar Corp. (Class B)	34	1,466
Mohawk Industries, Inc. (b)	218	41,616
Newell Rubbermaid, Inc.	982	40,370
NVR, Inc. (a)(b)	16	21,440
Pulte Group, Inc.	1,322	26,638
Tempur Sealy International, Inc. (a)(b)	210	13,839
Toll Brothers, Inc. (b)	592	22,609
Tupperware Brands Corp. (a)	178	11,488
Whirlpool Corp.	267	46,204

		407,293

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	475	38,537
Clorox Co. (a)	443	46,081
Colgate-Palmolive Co.	3,186	208,396
Kimberly-Clark Corp.	1,264	133,946
Procter & Gamble Co.	9,397	735,222
Spectrum Brands Holdings, Inc.	74	7,547

		1,169,729

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,582	34,237
Calpine Corp. (b)	1,322	23,783
NRG Energy, Inc. (a)	1,122	25,671
TerraForm Power, Inc. (Class A) (b)	177	6,723

		90,414

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	2,205	340,231
Carlisle Cos., Inc.	230	23,028
Danaher Corp.	2,090	178,883
General Electric Co.	35,007	930,136
Roper Technologies, Inc. (a)	344	59,326

		1,531,604

INSURANCE — 3.0%
ACE, Ltd. (a)	1,162	118,152
Aflac, Inc.	1,505	93,611
Alleghany Corp. (b)	58	27,188
Allied World Assurance Company Holdings, Ltd.	357	15,430
Allstate Corp.	1,391	90,234
American Financial Group, Inc.	276	17,951
American International Group, Inc.	4,620	285,608
American National Insurance Co.	30	3,070
Amtrust Financial Services, Inc.	130	8,516

See accompanying notes to financial statements.

191

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Aon PLC	967	$96,391
Arch Capital Group, Ltd. (b)	458	30,668
Arthur J. Gallagher & Co.	583	27,576
Aspen Insurance Holdings, Ltd.	222	10,634
Assurant, Inc.	262	17,554
Assured Guaranty, Ltd.	575	13,794
Axis Capital Holdings, Ltd.	392	20,921
Brown & Brown, Inc. (a)	414	13,604
Chubb Corp.	825	78,490
Cincinnati Financial Corp. (a)	562	28,201
CNA Financial Corp.	97	3,706
Endurance Specialty Holdings, Ltd.	150	9,855
Erie Indemnity Co. (Class A) (a)	97	7,961
Everest Re Group, Ltd. (a)	178	32,398
FNF Group	961	35,547
Genworth Financial, Inc. (Class A) (b)	1,701	12,877
Hanover Insurance Group, Inc.	150	11,105
Hartford Financial Services Group, Inc.	1,452	60,360
HCC Insurance Holdings, Inc.	348	26,740
Lincoln National Corp.	880	52,114
Loews Corp.	1,089	41,937
Markel Corp. (b)	46	36,831
Marsh & McLennan Cos., Inc.	1,892	107,276
Mercury General Corp. (a)	90	5,009
MetLife, Inc.	3,219	180,232
Old Republic International Corp. (a)	891	13,926
PartnerRe, Ltd.	197	25,314
Principal Financial Group, Inc.	982	50,367
ProAssurance Corp.	208	9,612
Progressive Corp.	2,041	56,801
Prudential Financial, Inc.	1,598	139,857
Reinsurance Group of America, Inc.	256	24,287
RenaissanceRe Holdings, Ltd. (a)	157	15,937
StanCorp Financial Group, Inc.	150	11,341
Torchmark Corp. (a)	465	27,072
Travelers Cos., Inc.	1,113	107,583
Unum Group	935	33,426
Validus Holdings, Ltd.	345	15,177
W.R. Berkley Corp. (a)	365	18,954
White Mountains Insurance Group, Ltd.	19	12,444
XL Group PLC	1,081	40,213

		2,223,852

INTERNET & CATALOG RETAIL — 1.4%
Amazon.com, Inc. (b)	1,307	567,356
Expedia, Inc. (a)	357	39,038
Groupon, Inc. (a)(b)	1,514	7,615
Liberty Interactive Corp. QVC Group (Class A) (b)	1,788	49,617
Liberty Ventures, (Series A) (b)	496	19,478
Netflix, Inc. (a)(b)	207	135,987
Priceline Group, Inc. (b)	178	204,944
TripAdvisor, Inc. (b)	381	33,200

		1,057,235

INTERNET SOFTWARE & SERVICES — 3.3%
Akamai Technologies, Inc. (b)	600	41,892
CoStar Group, Inc. (b)	106	21,334
eBay, Inc. (b)	4,218	254,092
Facebook, Inc. (Class A) (b)	7,502	643,409
GoDaddy, Inc. (Class A) (b)	82	2,312
Google, Inc. (Class A) (b)	1,000	540,040
Google, Inc. (Class C) (b)	1,020	530,920
HomeAway, Inc. (b)	339	10,550
IAC/InterActiveCorp.	260	20,712
LendingClub Corp. (a)(b)	231	3,407
LinkedIn Corp. (Class A) (b)	377	77,899
Pandora Media, Inc. (a)(b)	723	11,235
Rackspace Hosting, Inc. (b)	408	15,174
Twitter, Inc. (b)	1,784	64,616
VeriSign, Inc. (a)(b)	356	21,972
Yahoo!, Inc. (b)	3,269	128,439
Yelp, Inc. (b)	160	6,885
Zillow Group, Inc. (Class A) (a)(b)	167	14,486

		2,409,374

IT SERVICES — 3.4%
Accenture PLC (Class A)	2,195	212,432
Alliance Data Systems Corp. (a)(b)	204	59,556
Amdocs, Ltd.	555	30,297
Automatic Data Processing, Inc.	1,667	133,743
Black Knight Financial Services, Inc. (Class A) (b)	72	2,223
Booz Allen Hamilton Holding Corp.	255	6,436
Broadridge Financial Solutions, Inc.	420	21,004
Cognizant Technology Solutions Corp. (Class A) (b)	2,172	132,687
Computer Sciences Corp.	506	33,214
CoreLogic, Inc. (b)	325	12,899
DST Systems, Inc.	117	14,740
Fidelity National Information Services, Inc.	995	61,491
Fiserv, Inc. (b)	860	71,234
FleetCor Technologies, Inc. (b)	287	44,789
Gartner, Inc. (a)(b)	318	27,278
Genpact, Ltd. (b)	569	12,137
Global Payments, Inc.	235	24,311
International Business Machines Corp.	3,149	512,216
Jack Henry & Associates, Inc.	305	19,734
Leidos Holdings, Inc.	254	10,254
Mastercard, Inc. (Class A)	3,487	325,965
Paychex, Inc. (a)	1,114	52,224
Sabre Corp. (a)	155	3,689
Teradata Corp. (a)(b)	552	20,424
Total System Services, Inc.	569	23,767
Vantiv, Inc. (Class A) (b)	445	16,995
VeriFone Systems, Inc. (a)(b)	352	11,954
Visa, Inc. (Class A) (a)	6,791	456,016
Western Union Co. (a)	1,894	38,505
WEX, Inc. (b)	130	14,816
Xerox Corp.	4,139	44,039

		2,451,069

LEISURE PRODUCTS — 0.2%
Brunswick Corp.	320	16,275
Hasbro, Inc. (a)	399	29,841
Mattel, Inc. (a)	1,181	30,340
Polaris Industries, Inc.	230	34,065

See accompanying notes to financial statements.

192

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Vista Outdoor, Inc. (b)	213	$9,564

		120,085

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	1,200	46,296
Bio-Rad Laboratories, Inc. (Class A) (b)	75	11,296
Bio-Techne Corp. (a)	123	12,112
Bruker Corp. (a)(b)	376	7,674
Charles River Laboratories International, Inc. (b)	165	11,606
Illumina, Inc. (b)	489	106,778
PerkinElmer, Inc.	388	20,424
Qiagen NV (b)	800	19,832
Quintiles Transnational Holdings, Inc. (b)	211	15,321
Thermo Fisher Scientific, Inc.	1,387	179,977
VWR Corp. (a)(b)	28	749
Waters Corp. (b)	290	37,230

		469,295

MACHINERY — 1.8%
AGCO Corp. (a)	320	18,170
Allison Transmission Holdings, Inc.	434	12,699
Caterpillar, Inc. (a)	2,094	177,613
Colfax Corp. (a)(b)	302	13,937
Crane Co.	165	9,691
Cummins, Inc.	654	85,798
Deere & Co. (a)	1,184	114,907
Donaldson Co., Inc. (a)	497	17,793
Dover Corp. (a)	584	40,985
Flowserve Corp.	491	25,856
Graco, Inc. (a)	210	14,916
IDEX Corp. (a)	285	22,395
Illinois Tool Works, Inc.	1,036	95,094
Ingersoll-Rand PLC	940	63,375
ITT Corp.	315	13,180
Joy Global, Inc. (a)	363	13,141
Kennametal, Inc. (a)	270	9,212
Lincoln Electric Holdings, Inc. (a)	289	17,597
Manitowoc Co., Inc.	455	8,918
Middleby Corp. (b)	195	21,885
Nordson Corp. (a)	233	18,148
Oshkosh Corp. (a)	289	12,248
PACCAR, Inc. (a)	1,218	77,721
Pall Corp.	378	47,042
Parker-Hannifin Corp.	508	59,096
Pentair PLC	691	47,506
Snap-On, Inc.	204	32,487
SPX Corp.	160	11,582
Stanley Black & Decker, Inc.	546	57,461
Terex Corp. (a)	349	8,114
Timken Co.	303	11,081
Toro Co.	195	13,217
Trinity Industries, Inc. (a)	540	14,272
Valmont Industries, Inc. (a)	82	9,747
WABCO Holdings, Inc. (a)(b)	198	24,497
Wabtec Corp. (a)	324	30,534
Xylem, Inc.	652	24,170

		1,296,085

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	193	14,795

MEDIA — 3.7%
AMC Networks, Inc. (Class A) (b)	208	17,025
Cablevision Systems Corp. (Class A) (a)	674	16,136
CBS Corp. (Class B)	1,770	98,235
Charter Communications, Inc. (Class A) (a)(b)	250	42,812
Cinemark Holdings, Inc.	393	15,787
Clear Channel Outdoor Holdings, Inc. (Class A)	150	1,519
Comcast Corp. (Class A)	7,360	442,630
Comcast Corp. (Class A) Special	1,320	79,121
DIRECTV (b)	1,645	152,640
Discovery Communications, Inc. (Series A) (a)(b)	538	17,894
Discovery Communications, Inc. (Series C) (b)	812	25,237
DISH Network Corp. (Class A) (b)	722	48,887
Gannett Co., Inc. (b)	392	5,484
Interpublic Group of Cos., Inc.	1,524	29,367
John Wiley & Sons, Inc. (Class A)	148	8,047
Liberty Broadband Corp. (Class A) (b)	84	4,281
Liberty Broadband Corp. (Class C) (b)	220	11,255
Liberty Media Corp. (Class A) (b)	341	12,290
Liberty Media Corp. (Class C) (b)	682	24,484
Lions Gate Entertainment Corp. (a)	274	10,152
Live Nation Entertainment, Inc. (b)	466	12,810
Madison Square Garden Co. (Class A) (a)(b)	225	18,785
Morningstar, Inc. (a)	70	5,568
News Corp. (Class A) (b)	1,328	19,375
News Corp. (Class B) (b)	419	5,967
Omnicom Group, Inc. (a)	885	61,499
Regal Entertainment Group (Class A) (a)	285	5,959
Scripps Networks Interactive, Inc. (Class A) (a)	364	23,795
Sirius XM Holdings, Inc. (a)(b)	8,538	31,847
Starz (Class A) (a)(b)	376	16,815
TEGNA, Inc.	784	25,143
Thomson Reuters Corp.	1,261	48,006
Time Warner Cable, Inc.	975	173,716
Time Warner, Inc.	2,874	251,216
Tribune Media Co. (Class A)	280	14,949
Twenty-First Century Fox, Inc. (Class A)	4,363	141,994
Twenty-First Century Fox, Inc. (Class B)	1,680	54,130
Viacom, Inc. (Class A)	36	2,335
Viacom, Inc. (Class B)	1,202	77,697
Walt Disney Co. (a)	5,884	671,600

		2,726,489

METALS & MINING — 0.4%
Alcoa, Inc.	4,149	46,261
Allegheny Technologies, Inc. (a)	375	11,325
Compass Minerals International, Inc.	120	9,857
Freeport-McMoRan, Inc.	3,554	66,175
Newmont Mining Corp.	1,721	40,203
Nucor Corp. (a)	1,092	48,124

See accompanying notes to financial statements.

193

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Reliance Steel & Aluminum Co.	279	$16,874
Royal Gold, Inc. (a)	245	15,090
Southern Copper Corp. (a)	528	15,528
Steel Dynamics, Inc.	773	16,013
Tahoe Resources, Inc.	521	6,320
United States Steel Corp. (a)	496	10,228

		301,998

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	398	22,972
Ameren Corp.	845	31,840
CenterPoint Energy, Inc.	1,507	28,678
CMS Energy Corp.	919	29,261
Consolidated Edison, Inc. (a)	1,009	58,401
Dominion Resources, Inc. (a)	1,991	133,138
DTE Energy Co.	601	44,859
MDU Resources Group, Inc. (a)	614	11,991
NiSource, Inc.	1,100	50,149
PG&E Corp.	1,657	81,359
Public Service Enterprise Group, Inc.	1,740	68,347
SCANA Corp. (a)	479	24,261
Sempra Energy	835	82,615
TECO Energy, Inc. (a)	754	13,316
Vectren Corp.	285	10,967
WEC Energy Group, Inc.	1,099	49,415

		741,569

MULTILINE RETAIL — 0.7%
Dillard’s, Inc. (Class A) (a)	89	9,362
Dollar General Corp.	1,075	83,570
Dollar Tree, Inc. (b)	750	59,242
Family Dollar Stores, Inc.	332	26,165
J.C. Penney Co., Inc. (a)(b)	1,040	8,809
Kohl’s Corp. (a)	754	47,208
Macy’s, Inc.	1,238	83,528
Nordstrom, Inc.	490	36,505
Sears Holdings Corp. (a)(b)	136	3,631
Target Corp.	2,198	179,423

		537,443

OIL, GAS & CONSUMABLE FUELS — 6.2%
Anadarko Petroleum Corp.	1,754	136,917
Antero Resources Corp. (a)(b)	162	5,563
Apache Corp.	1,334	76,878
Cabot Oil & Gas Corp. (a)	1,438	45,354
California Resources Corp. (a)	1,097	6,626
Cheniere Energy, Inc. (b)	824	57,070
Chesapeake Energy Corp. (a)	1,928	21,536
Chevron Corp.	6,526	629,563
Cimarex Energy Co.	292	32,210
Cobalt International Energy, Inc. (a)(b)	1,033	10,030
Concho Resources, Inc. (b)	410	46,683
ConocoPhillips	4,258	261,484
CONSOL Energy, Inc. (a)	754	16,392
Continental Resources, Inc. (a)(b)	292	12,378
CVR Energy, Inc. (a)	40	1,506
Denbury Resources, Inc. (a)	1,269	8,071
Devon Energy Corp.	1,384	82,334
Diamondback Energy, Inc. (b)	220	16,584
Energen Corp.	245	16,733
EOG Resources, Inc.	1,901	166,433
EP Energy Corp. (Class A) (a)(b)	120	1,528
EQT Corp.	528	42,947
Exxon Mobil Corp.	14,505	1,206,816
Golar LNG, Ltd.	310	14,508
Gulfport Energy Corp. (b)	282	11,350
Hess Corp. (a)	915	61,195
HollyFrontier Corp.	680	29,029
Kinder Morgan, Inc. (a)	6,194	237,788
Kosmos Energy, Ltd. (b)	351	2,959
Laredo Petroleum, Inc. (a)(b)	398	5,007
Marathon Oil Corp.	2,418	64,174
Marathon Petroleum Corp.	1,886	98,657
Memorial Resource Development Corp. (b)	148	2,808
Murphy Oil Corp. (a)	652	27,104
Newfield Exploration Co. (b)	563	20,336
Noble Energy, Inc.	1,347	57,490
Occidental Petroleum Corp.	2,665	207,257
ONEOK, Inc.	717	28,307
PBF Energy, Inc.	330	9,379
Phillips 66	1,879	151,372
Pioneer Natural Resources Co.	508	70,454
QEP Resources, Inc.	629	11,643
Range Resources Corp. (a)	560	27,653
Rice Energy, Inc. (a)(b)	236	4,916
SM Energy Co. (a)	239	11,023
Southwestern Energy Co. (a)(b)	1,332	30,276
Spectra Energy Corp. (a)	2,292	74,719
Targa Resources Corp.	169	15,078
Teekay Corp. (a)	143	6,123
Tesoro Corp.	451	38,069
Valero Energy Corp.	1,768	110,677
Whiting Petroleum Corp. (b)	678	22,781
Williams Cos., Inc.	2,618	150,247
World Fuel Services Corp. (a)	255	12,227
WPX Energy, Inc. (a)(b)	693	8,510

		4,524,752

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	235	9,729
International Paper Co.	1,494	71,099
Weyerhaeuser Co.	1,856	58,464

		139,292

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,491	9,333
Coty, Inc. (Class A) (b)	276	8,824
Edgewell Personal Care Co.	209	27,494
Estee Lauder Cos., Inc. (Class A)	730	63,262
Herbalife, Ltd. (a)(b)	287	15,811
Nu Skin Enterprises, Inc. (Class A) (a)	198	9,332

		134,056

PHARMACEUTICALS — 5.7%
AbbVie, Inc.	6,072	407,978
Akorn, Inc. (b)	270	11,788
Allergan PLC (b)	1,360	412,705
Bristol-Myers Squibb Co.	5,753	382,805
Eli Lilly & Co.	3,394	283,365

See accompanying notes to financial statements.

194

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Endo International PLC (b)	618	$49,224
Hospira, Inc. (b)	574	50,919
Jazz Pharmaceuticals PLC (a)(b)	210	36,975
Johnson & Johnson	9,622	937,760
Mallinckrodt PLC (b)	392	46,146
Merck & Co., Inc.	9,796	557,686
Mylan NV (b)	1,460	99,076
Perrigo Co. PLC (a)	480	88,718
Pfizer, Inc.	21,354	716,000
Zoetis, Inc.	1,723	83,083

		4,164,228

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	145	17,690
Equifax, Inc.	412	40,001
IHS, Inc. (Class A) (b)	232	29,842
ManpowerGroup, Inc.	281	25,116
Nielsen NV	1,279	57,261
Robert Half International, Inc.	509	28,250
Towers Watson & Co. (Class A) (a)	215	27,047
Verisk Analytics, Inc. (b)	578	42,055

		267,262

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc.	242	21,165
American Campus Communities, Inc.	349	13,154
American Capital Agency Corp.	1,124	20,648
American Homes 4 Rent (Class A)	471	7,555
American Realty Capital Properties, Inc.	3,149	25,601
American Tower Corp.	1,459	136,110
Annaly Capital Management, Inc.	3,258	29,941
Apartment Investment & Management Co. (Class A)	571	21,087
Apple Hospitality REIT, Inc.	650	12,266
AvalonBay Communities, Inc. (a)	450	71,941
BioMed Realty Trust, Inc.	659	12,745
Boston Properties, Inc.	526	63,667
Brandywine Realty Trust	561	7,450
Brixmor Property Group, Inc.	599	13,855
Camden Property Trust (a)	287	21,318
CBL & Associates Properties, Inc. (a)	563	9,121
Chimera Investment Corp.	707	9,693
Columbia Property Trust, Inc.	445	10,925
Communications Sales & Leasing, Inc. (a)	407	10,061
Corporate Office Properties Trust	307	7,227
Corrections Corp. of America (a)	399	13,199
Crown Castle International Corp.	1,157	92,907
DDR Corp. (a)	1,068	16,511
Digital Realty Trust, Inc. (a)	446	29,739
Douglas Emmett, Inc.	495	13,335
Duke Realty Corp.	1,050	19,499
Empire State Realty Trust, Inc. (Class A)	386	6,585
Equinix, Inc. (a)	193	49,022
Equity Commonwealth (b)	420	10,781
Equity Lifestyle Properties, Inc.	295	15,511
Equity Residential	1,235	86,660
Essex Property Trust, Inc.	221	46,963
Extra Space Storage, Inc.	398	25,958
Federal Realty Investment Trust	240	30,742
Gaming and Leisure Properties, Inc. (a)	289	10,595
General Growth Properties, Inc.	2,008	51,525
HCP, Inc.	1,553	56,638
Health Care REIT, Inc.	1,214	79,675
Healthcare Trust of America, Inc. (Class A)	465	11,137
Home Properties, Inc.	185	13,514
Hospitality Properties Trust	491	14,151
Host Hotels & Resorts, Inc.	2,596	51,479
Iron Mountain, Inc. (a)	641	19,871
Kilroy Realty Corp.	294	19,742
Kimco Realty Corp.	1,400	31,556
Lamar Advertising Co. (Class A) (a)	251	14,427
Liberty Property Trust	496	15,981
Macerich Co. (a)	540	40,284
MFA Financial, Inc.	1,241	9,171
Mid-America Apartment Communities, Inc.	285	20,751
National Retail Properties, Inc.	416	14,564
NorthStar Realty Finance Corp.	868	13,801
OMEGA Healthcare Investors, Inc.	542	18,607
Outfront Media, Inc.	527	13,301
Paramount Group, Inc. (a)	440	7,550
Piedmont Office Realty Trust, Inc. (Class A)	558	9,815
Plum Creek Timber Co., Inc. (a)	576	23,368
Post Properties, Inc.	183	9,950
ProLogis, Inc.	1,692	62,773
Public Storage	495	91,263
Rayonier, Inc.	424	10,833
Realty Income Corp. (a)	786	34,891
Regency Centers Corp.	310	18,284
Retail Properties of America, Inc. (Class A)	903	12,579
Senior Housing Properties Trust	714	12,531
Simon Property Group, Inc.	1,067	184,612
SL Green Realty Corp.	324	35,604
Spirit Realty Capital, Inc.	1,557	15,056
Starwood Property Trust, Inc. (a)	727	15,681
Tanger Factory Outlet Centers, Inc.	325	10,303
Taubman Centers, Inc.	230	15,985
Two Harbors Investment Corp.	1,274	12,409
UDR, Inc.	824	26,393
Ventas, Inc.	1,112	69,044
Vornado Realty Trust	646	61,325
Weingarten Realty Investors (a)	459	15,005
WP Carey, Inc. (a)	344	20,275
WP GLIMCHER, Inc.	561	7,590

		2,286,831

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. (Class A) (b)	961	35,557
Forest City Enterprises, Inc. (Class A) (b)	555	12,265
Howard Hughes Corp. (b)	135	19,378
Jones Lang LaSalle, Inc.	147	25,137
Realogy Holdings Corp. (b)	551	25,743

		118,080

See accompanying notes to financial statements.

195

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

ROAD & RAIL — 0.9%
AMERCO, Inc. (a)	30	$9,807
Avis Budget Group, Inc. (b)	371	16,354
CSX Corp.	3,491	113,981
Genesee & Wyoming, Inc. (Class A) (a)(b)	204	15,541
Hertz Global Holdings, Inc. (b)	1,512	27,397
J.B. Hunt Transport Services, Inc. (a)	310	25,448
Kansas City Southern	378	34,474
Landstar System, Inc. (a)	160	10,699
Norfolk Southern Corp.	1,078	94,174
Old Dominion Freight Line, Inc. (b)	233	15,985
Ryder Systems, Inc.	180	15,727
Union Pacific Corp.	3,034	289,352

		668,939

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Altera Corp.	1,094	56,013
Analog Devices, Inc.	1,070	68,678
Applied Materials, Inc.	4,195	80,628
Atmel Corp.	1,464	14,428
Avago Technologies, Ltd. (a)	888	118,042
Broadcom Corp. (Class A)	1,822	93,815
Cree, Inc. (a)(b)	387	10,074
Cypress Semiconductor Corp. (b)	1,150	13,524
First Solar, Inc. (a)(b)	225	10,570
Freescale Semiconductor, Ltd. (b)	350	13,989
Intel Corp.	16,458	500,570
KLA-Tencor Corp.	571	32,096
Lam Research Corp. (a)	559	45,475
Linear Technology Corp.	857	37,905
Marvell Technology Group, Ltd.	1,369	18,050
Maxim Integrated Products, Inc.	987	34,126
Microchip Technology, Inc. (a)	668	31,680
Micron Technology, Inc. (a)(b)	3,633	68,446
NVIDIA Corp. (a)	1,962	39,456
ON Semiconductor Corp. (b)	1,454	16,997
Qorvo, Inc. (b)	520	41,740
Skyworks Solutions, Inc. (a)	654	68,081
SunEdison, Inc. (a)(b)	910	27,218
SunPower Corp. (a)(b)	160	4,546
Teradyne, Inc.	674	13,001
Texas Instruments, Inc.	3,607	185,797
Xilinx, Inc.	903	39,876

		1,684,821

SOFTWARE — 3.9%
Activision Blizzard, Inc. (a)	1,671	40,455
Adobe Systems, Inc. (b)	1,715	138,932
ANSYS, Inc. (b)	327	29,835
Autodesk, Inc. (b)	771	38,608
CA, Inc. (a)	1,117	32,717
Cadence Design Systems, Inc. (a)(b)	934	18,362
CDK Global, Inc.	555	29,959
Citrix Systems, Inc. (b)	537	37,676
Electronic Arts, Inc. (b)	1,053	70,025
FactSet Research Systems, Inc. (a)	151	24,539
FireEye, Inc. (a)(b)	342	16,727
Fortinet, Inc. (b)	464	19,177
Informatica Corp. (b)	375	18,176
Intuit, Inc.	956	96,336
King Digital Entertainment PLC	279	3,976
Microsoft Corp.	28,053	1,238,540
NetSuite, Inc. (a)(b)	129	11,836
Nuance Communications, Inc. (b)	896	15,689
Oracle Corp.	10,991	442,937
PTC, Inc. (b)	436	17,885
Red Hat, Inc. (b)	653	49,582
Salesforce.com, Inc. (b)	2,275	158,408
ServiceNow, Inc. (a)(b)	470	34,926
SolarWinds, Inc. (b)	230	10,610
Solera Holdings, Inc.	249	11,095
Splunk, Inc. (a)(b)	437	30,424
SS&C Technologies Holdings, Inc.	250	15,625
Symantec Corp.	2,384	55,428
Synopsys, Inc. (b)	510	25,832
Tableau Software, Inc. (Class A) (b)	155	17,872
Ultimate Software Group, Inc. (b)	100	16,434
VMware, Inc. (Class A) (b)	292	25,036
Workday, Inc. (Class A) (a)(b)	322	24,598
Zynga, Inc. (Class A) (a)(b)	2,148	6,143

		2,824,400

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc. (a)	245	8,871
Advance Auto Parts, Inc.	259	41,256
AutoNation, Inc. (b)	241	15,178
AutoZone, Inc. (a)(b)	111	74,026
Bed Bath & Beyond, Inc. (a)(b)	630	43,457
Best Buy Co., Inc. (a)	977	31,860
Cabela’s, Inc. (a)(b)	169	8,447
CarMax, Inc. (b)	786	52,041
CST Brands, Inc. (a)	228	8,906
Dick’s Sporting Goods, Inc.	300	15,531
DSW, Inc. (Class A)	245	8,176
Foot Locker, Inc. (a)	510	34,175
GameStop Corp. (Class A) (a)	396	17,012
Gap, Inc. (a)	932	35,574
GNC Holdings, Inc. (Class A)	329	14,634
Home Depot, Inc.	4,506	500,752
L Brands, Inc.	817	70,041
Lowe’s Cos., Inc.	3,305	221,336
Michaels Cos., Inc. (a)(b)	124	3,337
Murphy USA, Inc. (b)	164	9,155
O’Reilly Automotive, Inc. (a)(b)	353	79,771
Office Depot, Inc. (b)	1,900	16,454
Penske Automotive Group, Inc.	148	7,712
Ross Stores, Inc.	1,460	70,971
Sally Beauty Holdings, Inc. (a)(b)	575	18,159
Signet Jewelers, Ltd.	276	35,394
Staples, Inc. (a)	2,261	34,616
Tiffany & Co. (a)	387	35,527
TJX Cos., Inc.	2,355	155,830
Tractor Supply Co. (a)	478	42,991
Ulta Salon Cosmetics & Fragrance, Inc. (b)	226	34,906
Urban Outfitters, Inc. (a)(b)	370	12,950

See accompanying notes to financial statements.

196

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Williams-Sonoma, Inc.	345	$28,383

		1,787,429

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
3D Systems Corp. (a)(b)	369	7,203
Apple, Inc.	19,982	2,506,242
EMC Corp.	6,728	177,552
Hewlett-Packard Co.	6,306	189,243
Lexmark International, Inc. (Class A)	208	9,194
NCR Corp. (b)	566	17,037
NetApp, Inc.	1,089	34,369
SanDisk Corp.	734	42,733
Western Digital Corp.	769	60,305

		3,043,878

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	194	20,622
Coach, Inc. (a)	962	33,295
Fossil Group, Inc. (a)(b)	148	10,265
Hanesbrands, Inc.	1,373	45,748
Kate Spade & Co. (a)(b)	445	9,585
Lululemon Athletica, Inc. (b)	390	25,467
Michael Kors Holdings, Ltd. (b)	714	30,052
NIKE, Inc. (Class B)	2,348	253,631
PVH Corp.	282	32,487
Ralph Lauren Corp.	206	27,266
Skechers U.S.A., Inc. (Class A) (b)	140	15,371
Under Armour, Inc. (Class A) (a)(b)	584	48,729
V.F. Corp.	1,200	83,688

		636,206

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,819	17,972
New York Community Bancorp, Inc. (a)	1,485	27,294
TFS Financial Corp. (a)	266	4,474

		49,740

TOBACCO — 1.2%
Altria Group, Inc.	6,875	336,256
Philip Morris International, Inc.	5,377	431,074
Reynolds American, Inc.	1,461	109,079

		876,409

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	378	12,814
Fastenal Co. (a)	1,017	42,897
GATX Corp. (a)	165	8,770
HD Supply Holdings, Inc. (b)	593	20,862
MSC Industrial Direct Co., Inc. (Class A) (a)	159	11,093
NOW, Inc. (a)(b)	370	7,367
United Rentals, Inc. (a)(b)	345	30,229
W.W. Grainger, Inc. (a)	203	48,040
Watsco, Inc.	90	11,136
WESCO International, Inc. (a)(b)	150	10,296

		203,504

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	240	19,831

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	604	29,372
Aqua America, Inc. (a)	604	14,792

		44,164

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
SBA Communications Corp. (Class A) (b)	465	53,461
Sprint Corp. (a)(b)	2,585	11,788
T-Mobile US, Inc. (b)	895	34,699
Telephone & Data Systems, Inc.	320	9,408
US Cellular Corp. (b)	45	1,695

		111,051

TOTAL COMMON STOCKS —
(Cost $58,824,647)		72,819,710

SHORT TERM INVESTMENTS — 9.1%
MONEY MARKET FUNDS — 9.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,623,070	6,623,070
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	40,037	40,037

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,663,107)		6,663,107

TOTAL INVESTMENTS — 108.8% (h)
(Cost $65,487,754)		79,482,817
OTHER ASSETS & LIABILITIES — (8.8)%		(6,446,336)

NET ASSETS — 100.0%		$73,036,481

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

197

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	1,249	$39,806
Aerojet Rocketdyne Holdings, Inc. (a)(b)	2,284	47,073
Aerovironment, Inc. (b)	778	20,290
American Science & Engineering, Inc.	355	15,553
Astronics Corp. (b)	732	51,891
Astronics Corp. (Class B) (a)(b)	109	7,685
Cubic Corp.	838	39,872
Curtiss-Wright Corp.	1,892	137,056
DigitalGlobe, Inc. (a)(b)	2,917	81,063
Ducommun, Inc. (b)	440	11,295
Engility Holdings, Inc.	720	18,115
Esterline Technologies Corp. (b)	1,203	114,694
HEICO Corp. (a)	713	41,568
HEICO Corp. (Class A)	1,600	81,232
Keyw Holding Corp. (a)(b)	1,344	12,526
KLX, Inc. (b)	2,100	92,673
Kratos Defense & Security Solutions, Inc. (a)(b)	1,843	11,611
Moog, Inc. (Class A) (b)	1,568	110,826
National Presto Industries, Inc.	200	16,064
Sparton Corp. (a)(b)	419	11,447
TASER International, Inc. (a)(b)	1,941	64,655
Teledyne Technologies, Inc. (a)(b)	1,433	151,196
Vectrus, Inc. (b)	400	9,948

		1,188,139

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)(b)	2,205	23,130
Atlas Air Worldwide Holdings, Inc. (a)(b)	1,013	55,674
Echo Global Logistics, Inc. (b)	1,025	33,477
Forward Air Corp. (a)	1,161	60,674
HUB Group, Inc. (Class A) (b)	1,474	59,461
Park-Ohio Holdings Corp.	360	17,446
Radiant Logistics, Inc. (b)	1,000	7,310
UTI Worldwide, Inc. (a)(b)	3,860	38,561
XPO Logistics, Inc. (a)(b)	2,831	127,905

		423,638

AIRLINES — 0.3%
Allegiant Travel Co.	556	98,901
Hawaiian Holdings, Inc. (b)	1,803	42,821
Republic Airways Holdings, Inc. (b)	2,078	19,076
SkyWest, Inc.	2,221	33,404
Virgin America, Inc. (a)(b)	916	25,172

		219,374

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (b)	2,856	59,719
Cooper Tire & Rubber Co.	2,336	79,027
Cooper-Standard Holding, Inc. (b)	543	33,378
Dana Holding Corp. (a)	6,476	133,276
Dorman Products, Inc. (a)(b)	1,038	49,471
Drew Industries, Inc. (a)	958	55,583
Federal-Mogul Holdings Corp. (b)	1,145	12,996
Fox Factory Holding Corp. (b)	382	6,143
Gentherm, Inc. (b)	1,404	77,094
Metaldyne Performance Group, Inc.	464	8,422
Modine Manufacturing Co. (b)	1,998	21,438
Motorcar Parts of America, Inc. (b)	718	21,605
Remy International, Inc.	1,250	27,637
Standard Motor Products, Inc. (a)	861	30,238
Stoneridge, Inc. (b)	1,224	14,333
Strattec Security Corp. (a)	140	9,618
Superior Industries International, Inc. (a)	984	18,017
Tenneco, Inc. (b)	2,436	139,924
Tower International, Inc. (b)	821	21,387

		819,306

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (a)	1,218	28,733

BANKS — 8.5%
1st Source Corp. (a)	658	22,451
Access National Corp.	400	7,776
American National Bankshares, Inc.	344	8,191
Ameris Bancorp	1,230	31,107
Ames National Corp.	435	10,919
Arrow Financial Corp. (a)	444	12,001
Banc of California, Inc.	1,124	15,455
Bancfirst Corp. (a)	315	20,617
Banco Latinoamericano de Comercio Exterior SA	1,257	40,450
Bancorp, Inc. (b)	1,398	12,973
BancorpSouth, Inc. (a)	3,790	97,630
Bank of Marin Bancorp	203	10,327
Bank of the Ozarks, Inc. (a)	3,053	139,675
Banner Corp. (a)	824	39,494
Bar Harbor Bankshares	200	7,086
BB&T Corp.	1	11
BBCN Bancorp, Inc.	2,864	42,359
Berkshire Hills Bancorp, Inc.	1,078	30,701
Blue Hills Bancorp, Inc. (b)	1,112	15,568
BNC Bancorp (a)	739	14,285
Boston Private Financial Holdings, Inc.	3,385	45,393
Bridge Bancorp, Inc. (a)	575	15,347
Bridge Capital Holdings (b)	400	11,920
Bryn Mawr Bank Corp.	559	16,859
BSB Bancorp, Inc. (b)	300	6,633
Camden National Corp. (a)	335	12,965
Capital Bank Financial Corp. (Class A) (a)(b)	921	26,773
Capital City Bank Group, Inc.	560	8,551
Cardinal Financial Corp.	1,235	26,911
Cascade Bancorp (b)	1,263	6,542
Cathay General Bancorp	3,196	103,710
Centerstate Banks, Inc. (a)	1,516	20,481
Central Pacific Financial Corp.	681	16,174
Century Bancorp, Inc. (Class A)	140	5,692
Chemical Financial Corp.	1,337	44,201
Citizens & Northern Corp. (a)	535	10,994
City Holding Co.	663	32,653
CNB Financial Corp.	579	10,654
CoBiz Financial, Inc.	1,494	19,527

See accompanying notes to financial statements.

198

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Columbia Banking System, Inc.	2,099	$68,301
Community Bank System, Inc. (a)	1,495	56,466
Community Trust Bancorp, Inc.	637	22,212
CommunityOne Bancorp (b)	435	4,685
ConnectOne Bancorp, Inc. (a)	999	21,508
CU Bancorp (b)	698	15,468
Customers Bancorp, Inc. (b)	1,096	29,471
CVB Financial Corp. (a)	4,240	74,666
Eagle Bancorp, Inc. (a)(b)	1,230	54,071
Enterprise Bancorp, Inc. (a)	300	7,032
Enterprise Financial Services Corp.	723	16,463
F.N.B. Corp. (a)	6,944	99,438
Farmers Capital Bank Corp. (b)	300	8,529
FCB Financial Holdings, Inc. (Class A) (b)	1,034	32,881
Fidelity Southern Corp.	615	10,726
Financial Institutions, Inc.	595	14,780
First Bancorp (a)	825	13,761
First Bancorp, Inc. (a)	415	8,068
First BanCorp- Puerto Rico (b)	4,168	20,090
First Busey Corp.	3,082	20,249
First Business Financial Services, Inc.	159	7,454
First Citizens BancShares, Inc. (Class A) (a)	288	75,756
First Commonwealth Financial Corp. (a)	3,524	33,795
First Community Bancshares, Inc.	818	14,904
First Connecticut Bancorp, Inc.	743	11,791
First Financial Bancorp	2,481	44,509
First Financial Bankshares, Inc.	2,531	87,674
First Financial Corp.	483	17,272
First Interstate Bancsystem, Inc.	738	20,472
First Merchants Corp.	1,540	38,038
First Midwest Bancorp, Inc.	3,023	57,346
First NBC Bank Holding Co. (a)(b)	600	21,600
First of Long Island Corp.	516	14,304
FirstMerit Corp. (a)	6,554	136,520
Flushing Financial Corp. (a)	1,338	28,111
Fulton Financial Corp.	7,000	91,420
German American Bancorp, Inc.	538	15,844
Glacier Bancorp, Inc.	2,781	81,817
Great Southern Bancorp, Inc.	443	18,668
Great Western Bancorp, Inc. (a)	1,540	37,129
Green Bancorp, Inc. (b)	500	7,680
Guaranty Bancorp	623	10,286
Hampton Roads Bankshares, Inc. (b)	1,438	2,991
Hancock Holding Co.	3,097	98,825
Hanmi Financial Corp.	1,323	32,863
Heartland Financial USA, Inc.	615	22,890
Heritage Commerce Corp. (a)	898	8,630
Heritage Financial Corp.	1,224	21,873
Heritage Oaks Bancorp	763	6,005
Hilltop Holdings, Inc. (b)	3,041	73,258
Home Bancshares, Inc. (a)	2,162	79,043
HomeTrust Bancshares, Inc. (a)(b)	898	15,050
Horizon Bancorp	355	8,861
Hudson Valley Holding Corp.	591	16,672
IBERIABANK Corp.	1,501	102,413
Independent Bank Corp.	916	12,421
Independent Bank Corp.-Massachusetts	995	46,656
Independent Bank Group, Inc.	361	15,487
International Bancshares Corp. (a)	1,958	52,611
Investors Bancorp, Inc. (a)	13,688	168,362
Lakeland Bancorp, Inc.	1,595	18,965
Lakeland Financial Corp.	702	30,446
LegacyTexas Financial Group, Inc.	1,706	51,521
MainSource Financial Group, Inc. (a)	878	19,272
MB Financial, Inc. (a)	2,967	102,184
Mercantile Bank Corp.	677	14,495
Merchants Bancshares, Inc. (a)	260	8,598
Metro Bancorp, Inc.	603	15,762
MidWestOne Financial Group, Inc.	280	9,218
National Bank Holdings Corp. (Class A)	1,492	31,078
National Bankshares, Inc.	303	8,866
National Commerce Corp. (b)	300	7,740
National Penn Bancshares, Inc.	5,580	62,942
NBT Bancorp, Inc. (a)	1,757	45,981
NewBridge Bancorp	1,493	13,333
OFG Bancorp	1,962	20,935
Old National Bancorp	4,218	60,992
Old Second Bancorp, Inc. (b)	1,100	7,260
Opus Bank	415	15,015
Pacific Continental Corp.	779	10,540
Pacific Premier Bancorp, Inc. (b)	684	11,601
Palmetto Bancshares, Inc.	180	3,559
Park National Corp.	543	47,442
Park Sterling Corp.	1,905	13,716
Peapack Gladstone Financial Corp.	655	14,554
Penns Woods Bancorp, Inc. (a)	200	8,818
Peoples Bancorp, Inc. (a)	763	17,808
Peoples Financial Services Corp.	303	12,002
Pinnacle Financial Partners, Inc.	1,400	76,118
Preferred Bank	502	15,085
PrivateBancorp, Inc. (a)	2,953	117,588
Prosperity Bancshares, Inc. (a)	2,742	158,323
QCR Holdings, Inc.	400	8,704
Renasant Corp. (a)	1,279	41,695
Republic Bancorp, Inc. (Class A)	400	10,280
S&T Bancorp, Inc.	1,259	37,254
Sandy Spring Bancorp, Inc. (a)	1,045	29,239
Seacoast Banking Corp. of Florida (b)	898	14,188
ServisFirst Bancshares, Inc.	800	30,056
Sierra Bancorp (a)	523	9,053
Simmons First National Corp. (Class A)	1,128	52,655
South State Corp.	879	66,795
Southside Bancshares, Inc. (a)	980	28,645
Southwest Bancorp, Inc.	825	15,353
Square 1 Financial, Inc. (Class A) (b)	580	15,863
State Bank Financial Corp.	1,358	29,469
Sterling Bancorp	3,541	52,053
Stock Yards Bancorp, Inc.	575	21,729
Stonegate Bank	400	11,868
Suffolk Bancorp	495	12,702
Sun Bancorp, Inc. (b)	338	6,507
Susquehanna Bancshares, Inc.	7,167	101,198
Talmer Bancorp, Inc. (Class A)	1,959	32,813

See accompanying notes to financial statements.

199

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Texas Capital Bancshares, Inc. (b)	1,838	$114,397
Tompkins Financial Corp. (a)	599	32,178
TowneBank (a)	1,717	27,970
Trico Bancshares	874	21,020
TriState Capital Holdings, Inc. (a)(b)	881	11,391
Triumph Bancorp, Inc. (b)	354	4,655
Trustmark Corp. (a)	2,438	60,901
UMB Financial Corp.	1,543	87,982
Umpqua Holdings Corp.	8,675	156,063
Union Bankshares Corp.	1,654	38,439
United Bankshares, Inc.	2,722	109,506
United Community Banks, Inc. (a)	2,101	43,848
Univest Corp. of Pennsylvania	720	14,659
Valley National Bancorp (a)	9,213	94,986
Washington Trust Bancorp, Inc.	599	23,649
Webster Financial Corp.	3,620	143,171
WesBanco, Inc. (a)	1,363	46,369
West Bancorporation, Inc.	584	11,587
Westamerica Bancorp. (a)	958	48,523
Western Alliance Bancorp (b)	3,041	102,664
Wilshire Bancorp, Inc. (a)	3,064	38,698
Wintrust Financial Corp.	1,920	102,490
Yadkin Financial Corp. (b)	1,022	21,411

		6,313,655

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	344	79,805
Coca-Cola Hellenic Bottling Co. (a)	217	32,782
Craft Brew Alliance, Inc. (a)(b)	440	4,866
MGP Ingredients, Inc.	400	6,728
National Beverage Corp. (b)	483	10,863

		135,044

BIOTECHNOLOGY — 6.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	3,098	129,744
Acceleron Pharma, Inc. (b)	861	27,242
Achillion Pharmaceuticals, Inc. (b)	4,717	41,793
Acorda Therapeutics, Inc. (b)	1,698	56,594
Adamas Pharmaceuticals, Inc. (b)	400	10,488
Aduro Biotech, Inc. (b)	300	9,099
Advaxis, Inc. (b)	1,100	22,363
Aegerion Pharmaceuticals, Inc. (a)(b)	1,225	23,238
Affimed NV (b)	600	8,082
Agenus, Inc. (a)(b)	2,497	21,549
Akebia Therapeutics, Inc. (a)(b)	1,116	11,484
Alder Biopharmaceuticals, Inc. (b)	721	38,191
Alexion Pharmaceuticals, Inc. (b)	1	167
AMAG Pharmaceuticals, Inc. (b)	1,260	87,016
Amicus Therapeutics, Inc. (b)	3,500	49,525
Anacor Pharmaceuticals, Inc. (a)(b)	1,637	126,753
Anthera Pharmaceuticals, Inc. (b)	1,300	11,206
Applied Genetic Technologies Corp. (b)	196	3,007
Ardelyx, Inc. (b)	171	2,731
Arena Pharmaceuticals, Inc. (a)(b)	9,259	42,962
ARIAD Pharmaceuticals, Inc. (a)(b)	6,597	54,557
Array BioPharma, Inc. (a)(b)	5,901	42,546
Arrowhead Research Corp. (b)	2,080	14,872
Atara Biotherapeutics, Inc. (a)(b)	526	27,752
Avalanche Biotechnologies, Inc. (b)	734	11,920
Bellicum Pharmaceuticals, Inc. (a)(b)	343	7,296
BioCryst Pharmaceuticals, Inc. (b)	2,814	42,013
BioSpecifics Technologies Corp. (b)	100	5,160
Biotime, Inc. (b)	2,337	8,483
Blueprint Medicines Corp. (b)	300	7,947
Calithera Biosciences, Inc. (b)	322	2,299
Cara Therapeutics, Inc. (b)	235	2,855
Catalyst Pharmaceuticals, Inc. (b)	2,700	11,151
Celldex Therapeutics, Inc. (b)	3,875	97,727
Cellular Biomedicine Group, Inc. (b)	400	15,004
Cepheid, Inc. (b)	2,835	173,360
Chelsea Therapeutics International, Ltd. (b)(d)	1,465	0
ChemoCentryx, Inc. (b)	999	8,222
Chimerix, Inc. (b)	1,649	76,184
Clovis Oncology, Inc. (b)	985	86,562
Coherus Biosciences, Inc. (a)(b)	845	24,421
Concert Pharmaceuticals, Inc. (b)	600	8,934
CorMedix, Inc. (b)	1,500	5,820
CTI BioPharma Corp. (b)	6,592	12,854
Curis, Inc. (b)	4,000	13,240
Cytokinetics, Inc. (b)	1,388	9,327
CytRx Corp. (a)(b)	2,237	8,322
Dicerna Pharmaceuticals, Inc. (b)	556	7,756
Dyax Corp. (b)	5,692	150,838
Dynavax Technologies Corp. (a)(b)	1,248	29,234
Eagle Pharmaceuticals, Inc. (b)	300	24,258
Emergent Biosolutions, Inc. (a)(b)	1,145	37,728
Enanta Pharmaceuticals, Inc. (b)	617	27,759
Epizyme, Inc. (a)(b)	1,016	24,384
Esperion Therapeutics, Inc. (b)	539	44,069
Exact Sciences Corp. (a)(b)	3,516	104,566
Exelixis, Inc. (a)(b)	8,596	32,321
Fibrocell Science, Inc. (b)	1,200	6,324
FibroGen, Inc. (b)	1,773	41,666
Five Prime Therapeutics, Inc. (b)	931	23,126
Flexion Therapeutics, Inc. (a)(b)	498	10,901
Foundation Medicine, Inc. (a)(b)	567	19,187
Galena Biopharma, Inc. (a)(b)	4,023	6,839
Genocea Biosciences, Inc. (b)	662	9,089
Genomic Health, Inc. (b)	715	19,870
Geron Corp. (a)(b)	6,503	27,833
Halozyme Therapeutics, Inc. (a)(b)	4,075	92,014
Heron Therapeutics, Inc. (a)(b)	901	28,075
Idera Pharmaceuticals, Inc. (a)(b)	3,711	13,768
Ignyta, Inc. (b)	700	10,563
Immune Design Corp. (a)(b)	286	5,906
ImmunoGen, Inc. (b)	3,096	44,520
Immunomedics, Inc. (a)(b)	2,936	11,920
Infinity Pharmaceuticals, Inc. (a)(b)	2,036	22,294
Inovio Pharmaceuticals, Inc. (a)(b)	2,415	19,706
Insmed, Inc. (b)	2,497	60,977
Insys Therapeutics, Inc. (b)	807	28,987
Ironwood Pharmaceuticals, Inc. (a)(b)	4,844	58,419
Karyopharm Therapeutics, Inc. (a)(b)	999	27,183
Keryx Biopharmaceuticals, Inc. (a)(b)	4,066	40,579
Kite Pharma, Inc. (a)(b)	1,082	65,970
KYTHERA Biopharmaceuticals, Inc. (b)	1,000	75,310

See accompanying notes to financial statements.

200

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

La Jolla Pharmaceutical Co. (b)	400	$9,804
Lexicon Pharmaceuticals, Inc. (a)(b)	1,382	11,125
Ligand Pharmaceuticals, Inc. (Class B) (b)	635	64,072
Lion Biotechnologies, Inc. (b)	1,600	14,672
Loxo Oncology, Inc. (b)	400	7,212
MacroGenics, Inc. (a)(b)	997	37,856
MannKind Corp. (a)(b)	9,134	51,972
Merrimack Pharmaceuticals, Inc. (a)(b)	4,180	51,686
MiMedx Group, Inc. (b)	3,948	45,757
Mirati Therapeutics, Inc. (a)(b)	281	8,843
Momenta Pharmaceuticals, Inc. (a)(b)	2,398	54,698
Myriad Genetics, Inc. (b)	2,800	95,172
Navidea Biopharmaceuticals, Inc. (a)(b)	4,464	7,187
Neurocrine Biosciences, Inc. (b)	3,335	159,280
NewLink Genetics Corp. (b)	795	35,195
Northwest Biotherapeutics, Inc. (a)(b)	1,422	14,120
Novavax, Inc. (a)(b)	10,572	117,772
Ocata Therapeutics, Inc. (b)	1,300	6,851
OncoMed Pharmaceuticals, Inc. (b)	501	11,273
Oncothyreon, Inc. (a)(b)	2,834	10,599
Ophthotech Corp. (a)(b)	858	44,667
Orexigen Therapeutics, Inc. (a)(b)	4,774	23,631
Organovo Holdings, Inc. (b)	2,500	9,425
Osiris Therapeutics, Inc. (a)(b)	663	12,902
Otonomy, Inc. (a)(b)	634	14,576
OvaScience, Inc. (a)(b)	938	27,136
PDL BioPharma, Inc. (a)	6,777	43,576
Peregrine Pharmaceuticals, Inc. (b)	5,518	7,229
Pfenex, Inc. (b)	600	11,640
Portola Pharmaceuticals, Inc. (b)	1,768	80,532
Progenics Pharmaceuticals, Inc. (a)(b)	2,968	22,141
Prothena Corp. PLC (a)(b)	1,180	62,151
PTC Therapeutics, Inc. (b)	1,384	66,612
Radius Health, Inc. (b)	1,134	76,772
Raptor Pharmaceutical Corp. (a)(b)	3,238	51,128
Regulus Therapeutics, Inc. (a)(b)	1,286	14,095
Repligen Corp. (a)(b)	1,324	54,641
Retrophin, Inc. (b)	1,414	46,874
Rigel Pharmaceuticals, Inc. (a)(b)	3,703	11,887
Sage Therapeutics, Inc. (b)	522	38,106
Sangamo Biosciences, Inc. (a)(b)	2,814	31,207
Sarepta Therapeutics, Inc. (a)(b)	1,522	46,314
Sorrento Therapeutics, Inc. (b)	1,000	17,620
Spark Therapeutics, Inc. (b)	326	19,648
Spectrum Pharmaceuticals, Inc. (a)(b)	2,623	17,941
Stemline Therapeutics, Inc. (b)	692	8,145
Synergy Pharmaceuticals, Inc. (a)(b)	4,062	33,715
Synta Pharmaceuticals Corp. (a)(b)	3,144	7,011
T2 Biosystems, Inc. (b)	245	3,976
TESARO, Inc. (a)(b)	976	57,379
TG Therapeutics, Inc. (b)	1,197	19,858
Threshold Pharmaceuticals, Inc. (a)(b)	1,902	7,684
Tokai Pharmaceuticals, Inc. (a)(b)	354	4,708
Trevena, Inc. (b)	900	5,634
Trovagene, Inc. (b)	900	9,135
Ultragenyx Pharmaceutical, Inc. (b)	1,377	140,991
Vanda Pharmaceuticals, Inc. (b)	1,415	17,956
Verastem, Inc. (a)(b)	1,265	9,538
Versartis, Inc. (b)	779	11,856
Vitae Pharmaceuticals, Inc. (a)(b)	354	5,098
Vital Therapies, Inc. (a)(b)	601	12,681
Xencor, Inc. (b)	1,016	22,322
XOMA Corp. (a)(b)	3,554	13,790
Zafgen, Inc. (a)(b)	586	20,293
ZIOPHARM Oncology, Inc. (a)(b)	4,016	48,192

		4,883,560

BUILDING PRODUCTS — 0.9%
AAON, Inc. (a)	1,494	33,645
Advanced Drainage Systems, Inc. (a)	1,267	37,161
American Woodmark Corp. (b)	556	30,496
Apogee Enterprises, Inc.	1,103	58,062
Builders FirstSource, Inc. (b)	1,882	24,165
Continental Building Products, Inc. (b)	1,104	23,394
Gibraltar Industries, Inc. (b)	1,289	26,257
Griffon Corp. (a)	1,242	19,773
Insteel Industries, Inc.	763	14,268
Masonite International Corp. (b)	1,118	78,383
NCI Building Systems, Inc. (b)	1,211	18,250
Nortek, Inc. (b)	382	31,756
Patrick Industries, Inc. (b)	559	21,270
PGT, Inc. (b)	2,140	31,051
Ply Gem Holdings, Inc. (a)(b)	914	10,776
Quanex Building Products Corp.	1,412	30,259
Simpson Manufacturing Co., Inc.	1,703	57,902
Trex Co., Inc. (a)(b)	1,193	58,970
Universal Forest Products, Inc. (a)	844	43,913

		649,751

CAPITAL MARKETS — 1.5%
Arlington Asset Investment Corp. (Class A) (a)	817	15,981
Ashford, Inc. (b)	34	2,967
BGC Partners, Inc. (Class A)	6,977	61,049
Calamos Asset Management, Inc. (Class A)	904	11,074
CIFC Corp.	300	2,379
Cohen & Steers, Inc.	802	27,332
Cowen Group, Inc. (Class A) (a)(b)	4,981	31,878
Diamond Hill Investment Group, Inc.	120	23,959
Evercore Partners, Inc. (Class A)	1,318	71,119
Financial Engines, Inc.	2,061	87,551
GAMCO Investors, Inc. (Class A)	258	17,727
Greenhill & Co., Inc. (a)	1,138	47,034
HFF, Inc. (Class A)	1,362	56,836
INTL. FCStone, Inc. (a)(b)	595	19,778
Investment Technology Group, Inc.	1,443	35,786
Janus Capital Group, Inc. (a)	5,849	100,135
KCG Holdings, Inc. (Class A) (b)	1,811	22,330
Ladenburg Thalmann Financial Services, Inc. (a)(b)	4,443	15,551
Moelis & Co. (Class A)	597	17,140
OM Asset Management PLC	973	17,310
Oppenheimer Holdings, Inc. (Class A)	420	11,038
Piper Jaffray Co., Inc. (a)(b)	699	30,504

See accompanying notes to financial statements.

201

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Pzena Investment Management, Inc. (Class A)	483	$5,337
RCS Capital Corp. (Class A) (a)(b)	1,817	13,918
Safeguard Scientifics, Inc. (a)(b)	898	17,475
Stifel Financial Corp. (b)	2,658	153,473
Virtu Financial, Inc. (Class A) (b)	700	16,436
Virtus Investment Partners, Inc. (a)	282	37,294
Walter Investment Management Corp. (a)(b)	1,575	36,020
Westwood Holdings Group, Inc.	298	17,752
WisdomTree Investments, Inc. (a)	4,493	98,689

		1,122,852

CHEMICALS — 2.0%
A. Schulman, Inc.	1,034	45,207
American Vanguard Corp. (a)	1,218	16,808
Axiall Corp.	2,764	99,642
Balchem Corp.	1,144	63,744
Calgon Carbon Corp.	2,038	39,496
Chase Corp.	279	11,090
Chemtura Corp. (b)	2,640	74,738
Core Molding Technologies, Inc. (b)	300	6,852
Ferro Corp. (b)	2,596	43,561
Flotek Industries, Inc. (b)	2,157	27,027
FutureFuel Corp.	938	12,072
H.B. Fuller Co. (a)	2,001	81,281
Hawkins, Inc.	378	15,267
Innophos Holdings, Inc. (a)	724	38,111
Innospec, Inc.	979	44,094
Intrepid Potash, Inc. (b)	2,316	27,653
KMG Chemicals, Inc.	320	8,141
Koppers Holdings, Inc.	897	22,174
Kraton Performance Polymers, Inc. (b)	1,363	32,548
Kronos Worldwide, Inc. (a)	836	9,163
LSB Industries, Inc. (b)	815	33,285
Minerals Technologies, Inc.	1,424	97,017
Olin Corp. (a)	3,064	82,575
OM Group, Inc.	1,228	41,261
Omnova Solutions, Inc. (b)	2,002	14,995
PolyOne Corp. (a)	3,516	137,722
Quaker Chemical Corp. (a)	463	41,133
Rayonier Advanced Materials, Inc.	1,500	24,390
Rentech, Inc. (a)(b)	9,613	10,286
Senomyx, Inc. (a)(b)	1,703	9,128
Sensient Technologies Corp.	1,882	128,616
Stepan Co.	805	43,559
Trecora Resources (b)	858	12,956
Tredegar Corp.	1,058	23,392
Trinseo SA (a)(b)	444	11,917
Tronox, Ltd. (Class A) (a)	2,459	35,975

		1,466,876

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	2,218	72,906
ACCO Brands Corp. (b)	4,838	37,591
ARC Document Solutions, Inc. (b)	1,537	11,697
Brady Corp. (Class A)	1,938	47,946
Brink’s Co. (a)	1,742	51,267
Casella Waste Systems, Inc. (Class A) (b)	1,638	9,189
Ceco Environmental Corp. (a)	705	7,988
Civeo Corp. (a)	3,756	11,531
Deluxe Corp.	2,000	124,000
Ennis, Inc.	1,118	20,784
Essendant, Inc. (a)	1,546	60,680
G & K Services, Inc. (Class A)	810	56,003
Healthcare Services Group, Inc. (a)	2,852	94,259
Heritage-Crystal Clean, Inc. (b)	381	5,601
Herman Miller, Inc.	2,181	63,096
HNI Corp. (a)	1,801	92,121
Innerworkings, Inc. (a)(b)	1,103	7,357
Interface, Inc.	2,419	60,596
Kimball International, Inc. (Class B)	1,341	16,306
Knoll, Inc.	1,742	43,602
Matthews International Corp. (Class A) (a)	1,199	63,715
McGrath Rentcorp	1,058	32,195
Mobile Mini, Inc.	1,828	76,849
MSA Safety, Inc.	1,178	57,145
Multi-Color Corp.	523	33,409
NL Industries, Inc. (b)	280	2,075
Quad Graphics, Inc.	1,023	18,936
SP Plus Corp. (b)	644	16,815
Steelcase, Inc. (Class A)	3,305	62,497
Team, Inc. (b)	880	35,420
Tetra Tech, Inc.	2,203	56,485
TRC Cos., Inc. (b)	600	6,090
UniFirst Corp.	586	65,544
US Ecology, Inc. (a)	905	44,092
Viad Corp.	878	23,803
West Corp.	2,042	61,464

		1,551,054

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc. (a)	2,257	36,676
Aerohive Networks, Inc. (b)	800	5,584
Alliance Fiber Optic Products, Inc.	460	8,533
Applied Optoelectronics, Inc. (a)(b)	596	10,347
Bel Fuse, Inc. (Class B)	423	8,680
Black Box Corp.	698	13,960
CalAmp Corp. (b)	1,494	27,280
Calix, Inc. (b)	1,678	12,770
Ciena Corp. (a)(b)	4,621	109,425
Clearfield, Inc. (a)(b)	459	7,303
Comtech Telecommunications Corp.	655	19,028
Digi International, Inc. (b)	1,105	10,553
EMCORE Corp. (b)	1,200	7,224
Extreme Networks, Inc. (b)	3,883	10,445
Finisar Corp. (b)	4,151	74,178
Harmonic, Inc. (b)	3,799	25,947
Infinera Corp. (a)(b)	5,140	107,837
InterDigital, Inc. (a)	1,342	76,346
Ixia (b)	2,398	29,831
KVH Industries, Inc. (b)	664	8,931
Netgear, Inc. (b)	1,389	41,698
Oclaro, Inc. (a)(b)	3,745	8,464
Plantronics, Inc.	1,506	84,803
Polycom, Inc. (a)(b)	4,838	55,347
Ruckus Wireless, Inc. (b)	2,596	26,843
ShoreTel, Inc. (b)	2,444	16,570

See accompanying notes to financial statements.

202

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Sonus Networks, Inc. (b)	2,237	$15,480
Ubiquiti Networks, Inc.	1,196	38,170
ViaSat, Inc. (a)(b)	1,699	102,382

		1,000,635

CONSTRUCTION & ENGINEERING — 0.7%
Aegion Corp. (b)	1,424	26,971
Ameresco, Inc. (Class A) (b)	824	6,304
Argan, Inc. (a)	442	17,826
Comfort Systems USA, Inc.	1,577	36,192
Dycom Industries, Inc. (b)	1,277	75,151
EMCOR Group, Inc.	2,456	117,323
Furmanite Corp. (b)	1,601	13,000
Granite Construction, Inc.	1,570	55,751
Great Lakes Dredge & Dock Corp. (a)(b)	2,538	15,126
HC2 Holdings, Inc. (b)	700	6,265
Mastec, Inc. (b)	2,720	54,046
MYR Group, Inc. (b)	884	27,369
Northwest Pipe Co. (a)(b)	415	8,454
Orion Marine Group, Inc. (b)	1,143	8,252
Primoris Services Corp. (a)	1,455	28,809
Tutor Perini Corp. (a)(b)	1,579	34,075

		530,914

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc. (b)	2,621	47,755
Summit Materials, Inc. (Class A) (b)	900	22,950
United States Lime & Minerals, Inc.	80	4,649
US Concrete, Inc. (b)	601	22,772

		98,126

CONSUMER FINANCE — 0.5%
Cash America International, Inc.	1,078	28,233
Encore Capital Group, Inc. (a)(b)	1,077	46,031
Enova International, Inc. (a)(b)	989	18,474
Ezcorp, Inc. (Class A) (a)(b)	2,162	16,064
First Cash Financial Services, Inc. (b)	1,163	53,021
Green Dot Corp. (Class A) (a)(b)	1,678	32,083
JG Wentworth Co. (Class A) (a)(b)	243	2,236
Nelnet, Inc. (Class A)	838	36,294
Nicholas Financial, Inc. (b)	377	4,795
PRA Group, Inc. (a)(b)	1,900	118,389
Regional Management Corp. (a)(b)	559	9,984
World Acceptance Corp. (a)(b)	341	20,975

		386,579

CONTAINERS & PACKAGING — 0.3%
AEP Industries, Inc. (a)(b)	195	10,764
Berry Plastics Group, Inc. (b)	4,687	151,859
Greif, Inc. (Class A)	1,100	39,435
Myers Industries, Inc.	1,203	22,857

		224,915

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (a)	930	55,103
Fenix Parts, Inc. (b)	700	7,014
Pool Corp.	1,701	119,376
VOXX International Corp. (b)	775	6,417
Weyco Group, Inc.	283	8,439

		196,349

DIVERSIFIED CONSUMER SERVICES — 1.1%
2U, Inc. (b)	904	29,100
American Public Education, Inc. (b)	758	19,496
Apollo Education Group, Inc. (b)	3,400	43,792
Ascent Capital Group, Inc. (Class A) (b)	521	22,267
Bridgepoint Education, Inc. (a)(b)	601	5,746
Bright Horizons Family Solutions, Inc. (a)(b)	1,370	79,186
Capella Education Co. (a)	475	25,493
Career Education Corp. (a)(b)	2,944	9,715
Carriage Services, Inc. (a)	660	15,761
Chegg, Inc. (b)	2,957	23,183
Collectors Universe, Inc. (a)	278	5,543
DeVry Education Group, Inc.	2,500	74,950
Grand Canyon Education, Inc. (b)	1,737	73,649
Houghton Mifflin Harcourt Co. (b)	5,364	135,173
K12, Inc. (b)	1,377	17,419
Liberty Tax, Inc.	218	5,395
LifeLock, Inc. (a)(b)	3,723	61,057
Regis Corp. (b)	1,584	24,964
Sotheby’s	2,438	110,295
Steiner Leisure, Ltd. (b)	547	29,418
Strayer Education, Inc. (b)	463	19,955
Universal Technical Institute, Inc.	916	7,878
Weight Watchers International, Inc. (a)(b)	1,115	5,408

		844,843

DIVERSIFIED FINANCIAL SERVICES — 0.4%
FNFV Group (b)	2,900	44,602
Gain Capital Holdings, Inc. (a)	939	8,977
MarketAxess Holdings, Inc. (a)	1,432	132,847
Marlin Business Services Corp.	340	5,739
NewStar Financial, Inc. (a)(b)	1,104	12,144
On Deck Capital, Inc. (b)	467	5,408
PHH Corp. (b)	2,039	53,075
Pico Holdings, Inc. (b)	978	14,396
Resource America, Inc. (Class A) (a)	504	4,239
Tiptree Financial, Inc. (Class A)	1,100	7,975

		289,402

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (b)	3,684	33,009
Atlantic Tele-Network, Inc.	376	25,974
Cincinnati Bell, Inc. (b)	8,854	33,822
Cogent Communications Holdings, Inc. (a)	1,861	62,976
Consolidated Communications Holdings, Inc. (a)	2,129	44,730
Fairpoint Communications, Inc. (b)	899	16,380
General Communication, Inc. (Class A) (a)(b)	1,598	27,182
Globalstar, Inc. (a)(b)	17,198	36,288
Hawaiian Telcom Holdco, Inc. (b)	443	11,562
IDT Corp. (Class B)	620	11,210
inContact, Inc. (a)(b)	2,593	25,593
Inteliquent, Inc.	1,377	25,337
Intelsat SA (a)(b)	1,095	10,862
Iridium Communications, Inc. (a)(b)	3,404	30,942

See accompanying notes to financial statements.

203

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Lumos Networks Corp.	815	$12,054
ORBCOMM, Inc. (b)	2,208	14,904
Pacific DataVision, Inc. (b)	500	21,065
Premiere Global Services, Inc. (b)	2,042	21,012
Straight Path Communications, Inc. (Class B) (b)	300	9,837
Vonage Holdings Corp. (a)(b)	7,412	36,393
Windstream Holdings, Inc.	3,600	22,968

		534,100

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	1,856	86,100
Cleco Corp.	2,416	130,102
El Paso Electric Co.	1,475	51,124
Empire District Electric Co.	1,818	39,632
Genie Energy, Ltd. (Class B) (b)	600	6,282
IDACORP, Inc. (a)	1,951	109,529
MGE Energy, Inc. (a)	1,255	48,606
Otter Tail Corp.	1,537	40,884
PNM Resources, Inc.	3,137	77,170
Portland General Electric Co.	3,057	101,370
UIL Holdings Corp.	2,260	103,553
Unitil Corp.	595	19,647

		813,999

ELECTRICAL EQUIPMENT — 0.9%
Allied Motion Technologies, Inc.	300	6,738
AZZ, Inc. (a)	1,024	53,043
Encore Wire Corp.	803	35,565
EnerSys (a)	1,793	126,030
Enphase Energy, Inc. (b)	642	4,886
Franklin Electric Co., Inc. (a)	1,773	57,321
FuelCell Energy, Inc. (b)	8,357	8,164
Generac Holdings, Inc. (a)(b)	2,756	109,551
General Cable Corp. (a)	1,945	38,375
GrafTech International, Ltd. (b)	4,978	24,691
LSI Industries, Inc.	905	8,453
Plug Power, Inc. (a)(b)	6,695	16,403
Polypore International, Inc. (b)	1,814	108,622
Powell Industries, Inc. (a)	380	13,365
Power Solutions International, Inc. (a)(b)	180	9,724
PowerSecure International, Inc. (a)(b)	935	13,800
Preformed Line Products Co. (a)	117	4,413
Thermon Group Holdings, Inc. (b)	1,348	32,446
Vicor Corp. (b)	780	9,508

		681,098

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Agilysys, Inc. (a)(b)	598	5,490
Anixter International, Inc. (b)	1,112	72,447
AVX Corp.	1,700	22,882
Badger Meter, Inc. (a)	615	39,046
Belden, Inc.	1,688	137,116
Benchmark Electronics, Inc. (b)	2,077	45,237
Checkpoint Systems, Inc.	1,723	17,540
Coherent, Inc. (b)	912	57,894
Control4 Corp. (a)(b)	500	4,445
CTS Corp.	1,403	27,036
Daktronics, Inc.	1,542	18,288
DTS, Inc. (b)	683	20,825
Electro Rent Corp.	839	9,112
Fabrinet (a)(b)	1,494	27,983
FARO Technologies, Inc. (a)(b)	723	33,764
FEI Co. (a)	1,629	135,093
GSI Group, Inc. (b)	1,298	19,509
II-VI, Inc. (b)	2,138	40,579
Insight Enterprises, Inc. (b)	1,440	43,070
InvenSense, Inc. (b)	2,854	43,095
Itron, Inc. (b)	1,436	49,456
Kimball Electronics, Inc. (a)(b)	1,006	14,678
Knowles Corp. (b)	3,100	56,110
Littelfuse, Inc.	906	85,970
Mercury Computer Systems, Inc. (b)	1,364	19,969
Mesa Laboratories, Inc.	118	10,490
Methode Electronics, Inc. (Class A)	1,564	42,932
MTS Systems Corp.	575	39,646
Multi-Fineline Electronix, Inc. (a)(b)	359	7,848
Newport Corp. (b)	1,655	31,379
OSI Systems, Inc. (b)	775	54,862
Park Electrochemical Corp. (a)	898	17,206
PC Connection, Inc.	398	9,846
Plexus Corp. (b)	1,221	53,577
RealD, Inc. (a)(b)	1,726	21,282
Rofin-Sinar Technologies, Inc. (b)	1,199	33,092
Rogers Corp. (b)	735	48,613
Sanmina Corp. (a)(b)	3,298	66,488
Scansource, Inc. (a)(b)	1,185	45,101
SYNNEX Corp. (a)	1,092	79,923
Tech Data Corp. (b)	1,500	86,340
TTM Technologies, Inc. (a)(b)	2,319	23,167
Universal Display Corp. (a)(b)	1,546	79,975
Vishay Intertechnology, Inc.	4,900	57,232
Vishay Precision Group, Inc. (b)	520	7,831

		1,863,464

ENERGY EQUIPMENT & SERVICES — 1.4%
Atwood Oceanics, Inc.	2,600	68,744
Basic Energy Services, Inc. (a)(b)	1,238	9,347
Bristow Group, Inc. (a)	1,424	75,899
C&J Energy Services, Ltd. (a)(b)	1,918	25,318
CARBO Ceramics, Inc. (a)	795	33,096
Era Group, Inc. (b)	857	17,551
Exterran Holdings, Inc. (a)	2,780	90,767
FMSA Holdings, Inc. (a)(b)	2,309	18,911
Forum Energy Technologies, Inc. (a)(b)	2,384	48,347
Geospace Technologies Corp. (a)(b)	542	12,493
Gulfmark Offshore, Inc. (Class A) (a)	1,124	13,038
Helix Energy Solutions Group, Inc. (b)	4,233	53,463
Hornbeck Offshore Services, Inc. (a)(b)	1,417	29,091
Independence Contract Drilling, Inc. (b)	800	7,096
ION Geophysical Corp. (a)(b)	5,738	6,140
Key Energy Services, Inc. (b)	5,258	9,464
Matrix Service Co. (a)(b)	1,104	20,181
McDermott International, Inc. (a)(b)	9,516	50,815

See accompanying notes to financial statements.

204

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Natural Gas Services Group, Inc. (a)(b)	535	$12,209
Newpark Resources, Inc. (b)	3,217	26,154
Nordic American Offshore, Ltd. (a)	763	6,211
North Atlantic Drilling, Ltd. (a)	3,019	3,593
Oil States International, Inc. (b)	1,900	70,737
Parker Drilling Co. (a)(b)	5,040	16,733
PHI, Inc. (b)	519	15,580
Pioneer Energy Services Corp. (b)	2,658	16,852
RigNet, Inc. (a)(b)	515	15,744
SEACOR Holdings, Inc. (a)(b)	751	53,276
Seventy Seven Energy, Inc. (b)	2,000	8,580
Tesco Corp. (a)	1,504	16,394
Tetra Technologies, Inc. (b)	3,318	21,169
Tidewater, Inc.	1,700	38,641
Unit Corp. (b)	1,800	48,816
US Silica Holdings, Inc. (a)	2,157	63,329

		1,023,779

FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	1,182	46,098
Casey’s General Stores, Inc. (a)	1,567	150,025
Chefs’ Warehouse, Inc. (a)(b)	715	15,187
Fairway Group Holdings Corp. (b)	603	2,147
Fresh Market, Inc. (a)(b)	1,717	55,184
Ingles Markets, Inc. (Class A) (a)	482	23,025
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	383	9,429
PriceSmart, Inc. (a)	772	70,437
Smart & Final Stores, Inc. (b)	841	15,029
SpartanNash Co.	1,540	50,112
SUPERVALU, Inc. (a)(b)	10,329	83,562
United Natural Foods, Inc. (b)	2,008	127,869
Village Super Market, Inc. (Class A) (a)	255	8,081
Weis Markets, Inc.	475	20,021

		676,206

FOOD PRODUCTS — 1.5%
Alico, Inc. (a)	120	5,443
B&G Foods, Inc. (a)	2,236	63,793
Boulder Brands, Inc. (b)	2,503	17,371
Cal-Maine Foods, Inc. (a)	1,241	64,780
Calavo Growers, Inc.	621	32,248
Darling Ingredients, Inc. (b)	6,491	95,158
Dean Foods Co.	3,741	60,492
Diamond Foods, Inc. (a)(b)	964	30,250
Farmer Brothers Co. (b)	215	5,052
Fresh Del Monte Produce, Inc. (a)	1,251	48,364
Freshpet, Inc. (a)(b)	882	16,405
Inventure Foods, Inc. (a)(b)	584	5,928
J&J Snack Foods Corp.	577	63,857
John B Sanfilippo & Son, Inc.	340	17,646
Lancaster Colony Corp.	716	65,049
Landec Corp. (b)	1,079	15,570
Lifeway Foods, Inc. (b)	200	3,838
Limoneira Co. (a)	400	8,892
Omega Protein Corp. (b)	838	11,522
Post Holdings, Inc. (a)(b)	2,215	119,455
Sanderson Farms, Inc. (a)	898	67,494
Seaboard Corp. (b)	9	32,391
Seneca Foods Corp. (Class A) (a)(b)	340	9,442
Snyders-Lance, Inc. (a)	1,913	61,732
Tootsie Roll Industries, Inc. (a)	699	22,585
TreeHouse Foods, Inc. (a)(b)	1,727	139,939

		1,084,696

GAS UTILITIES — 1.0%
Chesapeake Utilities Corp. (a)	600	32,310
Laclede Group, Inc.	1,743	90,741
New Jersey Resources Corp.	3,429	94,469
Northwest Natural Gas Co. (a)	1,089	45,934
ONE Gas, Inc. (a)	1,946	82,822
Piedmont Natural Gas Co., Inc.	3,063	108,155
South Jersey Industries, Inc.	2,658	65,732
Southwest Gas Corp. (a)	1,820	96,842
WGL Holdings, Inc.	1,981	107,548

		724,553

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abaxis, Inc. (a)	860	44,273
ABIOMED, Inc. (b)	1,618	106,351
Accuray, Inc. (a)(b)	3,118	21,015
Analogic Corp.	523	41,265
AngioDynamics, Inc. (a)(b)	1,058	17,351
Anika Therapeutics, Inc. (a)(b)	580	19,157
Antares Pharma, Inc. (b)	4,734	9,847
AtriCure, Inc. (a)(b)	1,096	27,006
Atrion Corp. (a)	62	24,323
Cantel Medical Corp.	1,277	68,537
Cardiovascular Systems, Inc. (a)(b)	1,136	30,047
Cerus Corp. (a)(b)	3,875	20,111
CONMED Corp. (a)	1,058	61,650
CryoLife, Inc.	1,164	13,130
Cutera, Inc. (b)	500	7,740
Cyberonics, Inc. (b)	1,020	60,649
Cynosure, Inc. (Class A) (b)	924	35,648
Endologix, Inc. (a)(b)	2,659	40,789
Entellus Medical, Inc. (b)	215	5,562
Exactech, Inc. (b)	398	8,290
GenMark Diagnostics, Inc. (b)	1,768	16,018
Globus Medical, Inc. (Class A) (b)	2,639	67,743
Greatbatch, Inc. (b)	998	53,812
Haemonetics Corp. (b)	2,059	85,160
Halyard Health, Inc. (b)	1,700	68,850
HealthStream, Inc. (b)	825	25,097
HeartWare International, Inc. (b)	613	44,559
ICU Medical, Inc. (b)	540	51,656
Inogen, Inc. (b)	617	27,518
Insulet Corp. (a)(b)	2,255	69,871
Integra LifeSciences Holdings Corp. (a)(b)	1,021	68,785
Invacare Corp.	1,357	29,352
InVivo Therapeutics Holdings Corp. (b)	1,000	16,150
K2M Group Holdings, Inc. (b)	656	15,757
LDR Holding Corp. (b)	861	37,238
Masimo Corp. (b)	1,597	61,868
Meridian Bioscience, Inc.	1,763	32,862
Merit Medical Systems, Inc. (b)	1,798	38,729

See accompanying notes to financial statements.

205

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Natus Medical, Inc. (b)	1,261	$53,668
Neogen Corp. (b)	1,519	72,061
Nevro Corp. (b)	524	28,165
NuVasive, Inc. (a)(b)	1,941	91,965
NxStage Medical, Inc. (b)	2,523	36,041
OraSure Technologies, Inc. (b)	2,378	12,818
Orthofix International NV (b)	675	22,356
Oxford Immunotec Global PLC (a)(b)	684	9,473
Quidel Corp. (a)(b)	1,184	27,173
Rockwell Medical, Inc. (b)	1,634	26,340
RTI Surgical, Inc. (b)	2,381	15,381
Second Sight Medical Products, Inc. (b)	400	5,444
Sientra, Inc. (b)	354	8,932
Spectranetics Corp. (a)(b)	1,715	39,462
Staar Surgical Co. (a)(b)	1,523	14,712
STERIS Corp. (a)	2,312	148,985
SurModics, Inc. (a)(b)	622	14,567
Tandem Diabetes Care, Inc. (a)(b)	357	3,870
Thoratec Corp. (b)	2,180	97,163
Tornier NV (b)	1,423	35,561
TransEnterix, Inc. (b)	1,145	3,435
Unilife Corp. (a)(b)	5,346	11,494
Utah Medical Products, Inc.	135	8,050
Vascular Solutions, Inc. (b)	698	24,235
Veracyte, Inc. (a)(b)	623	6,940
West Pharmaceutical Services, Inc.	2,796	162,392
Wright Medical Group, Inc. (b)	2,000	52,520
Zeltiq Aesthetics, Inc. (b)	1,162	34,244

		2,541,213

HEALTH CARE PROVIDERS & SERVICES — 2.9%
AAC Holdings, Inc. (a)(b)	226	9,845
Aceto Corp. (a)	1,157	28,497
Addus HomeCare Corp. (a)(b)	199	5,544
Adeptus Health, Inc. (Class A) (b)	222	21,088
Air Methods Corp. (a)(b)	1,419	58,661
Alliance HealthCare Services, Inc. (a)(b)	199	3,719
Almost Family, Inc. (b)	340	13,569
Amedisys, Inc. (b)	1,102	43,782
AMN Healthcare Services, Inc. (b)	1,765	55,756
AmSurg Corp. (b)	1,943	135,913
Bio-Reference Laboratories, Inc. (b)	1,025	42,281
BioScrip, Inc. (a)(b)	2,782	10,099
BioTelemetry, Inc. (b)	1,056	9,958
Capital Senior Living Corp. (b)	1,215	29,767
Chemed Corp. (a)	716	93,868
Civitas Solutions, Inc. (a)(b)	465	9,918
Corvel Corp. (b)	495	15,850
Cross Country Healthcare, Inc. (b)	1,078	13,669
Diplomat Pharmacy, Inc. (a)(b)	1,316	58,891
Ensign Group, Inc.	936	47,792
ExamWorks Group, Inc. (b)	1,684	65,844
Five Star Quality Care, Inc. (b)	1,836	8,813
Genesis Healthcare, Inc. (a)(b)	778	5,135
Hanger, Inc. (a)(b)	1,479	34,668
HealthEquity, Inc. (a)(b)	1,344	43,075
HealthSouth Corp.	3,642	167,751
Healthways, Inc. (a)(b)	1,360	16,293
HMS Holdings Corp. (a)(b)	3,232	55,493
IPC Healthcare, Inc. (b)	700	38,773
Kindred Healthcare, Inc.	3,202	64,969
Landauer, Inc. (a)	415	14,791
LHC Group, Inc. (b)	500	19,125
Magellan Health, Inc. (b)	1,044	73,153
Molina Healthcare, Inc. (b)	1,426	100,248
National Healthcare Corp. (a)	376	24,436
National Research Corp. (Class A) (a)	423	6,011
Nobilis Health Corp. (b)	1,200	8,160
Owens & Minor, Inc. (a)	2,496	84,864
PharMerica Corp. (b)	1,243	41,392
Providence Service Corp. (b)	435	19,262
RadNet, Inc. (a)(b)	1,316	8,804
Select Medical Holdings Corp. (a)	4,155	67,311
Surgical Care Affiliates, Inc. (b)	742	28,478
Team Health Holdings, Inc. (b)	2,851	186,256
Triple-S Management Corp. (Class B) (b)	984	25,249
Trupanion, Inc. (b)	800	6,592
Universal American Corp. (a)(b)	1,574	15,929
US Physical Therapy, Inc.	500	27,380
WellCare Health Plans, Inc. (a)(b)	1,689	143,278

		2,110,000

HEALTH CARE TECHNOLOGY — 0.4%
Castlight Health, Inc. (Class B) (b)	1,220	9,931
Computer Programs and Systems, Inc. (a)	460	24,573
Imprivata, Inc. (b)	354	5,791
MedAssets, Inc. (b)	2,196	48,444
Medidata Solutions, Inc. (a)(b)	2,199	119,450
Merge Healthcare, Inc. (b)	2,676	12,845
Omnicell, Inc. (b)	1,307	49,287
Press Ganey Holdings, Inc. (b)	400	11,468
Vocera Communications, Inc. (b)	859	9,835

		291,624

HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. (Class A) (b)	3,461	43,228
Biglari Holdings, Inc. (b)	67	27,721
BJ’s Restaurants, Inc. (b)	885	42,878
Bloomin’ Brands, Inc.	4,884	104,273
Bob Evans Farms, Inc.	841	42,933
Bojangles’, Inc. (b)	300	7,158
Boyd Gaming Corp. (a)(b)	3,285	49,111
Bravo Brio Restaurant Group, Inc. (b)	615	8,333
Buffalo Wild Wings, Inc. (a)(b)	776	121,591
Caesars Acquisition Co. (Class A) (b)	1,823	12,542
Caesars Entertainment Corp. (a)(b)	2,097	12,834
Carrols Restaurant Group, Inc. (b)	1,718	17,867
Cheesecake Factory, Inc. (a)	1,802	98,272
Churchill Downs, Inc.	540	67,527
Chuy’s Holdings, Inc. (a)(b)	695	18,619
ClubCorp Holdings, Inc. (a)	1,584	37,826
Cracker Barrel Old Country Store, Inc. (a)	792	118,135
Dave & Buster’s Entertainment, Inc. (b)	867	31,290
Del Frisco’s Restaurant Group, Inc. (b)	942	17,549

See accompanying notes to financial statements.

206

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Denny’s Corp. (b)	3,093	$35,910
Diamond Resorts International, Inc. (b)	1,716	54,140
DineEquity, Inc.	664	65,796
El Pollo Loco Holdings, Inc. (a)(b)	334	6,917
Eldorado Resorts, Inc. (b)	1,000	7,820
Empire Resorts, Inc. (a)(b)	700	3,563
Fiesta Restaurant Group, Inc. (b)	1,087	54,350
Habit Restaurants, Inc. (Class A) (b)	426	13,330
International Speedway Corp. (Class A)	1,003	36,780
Interval Leisure Group, Inc. (a)	1,680	38,388
Intrawest Resorts Holdings, Inc. (b)	540	6,275
Isle of Capri Casinos, Inc. (b)	879	15,954
Jack in the Box, Inc.	1,429	125,981
Jamba, Inc. (a)(b)	700	10,843
Kona Grill, Inc. (b)	300	5,823
Krispy Kreme Doughnuts, Inc. (b)	2,620	50,461
La Quinta Holdings, Inc. (a)(b)	3,675	83,974
Marcus Corp.	803	15,402
Marriott Vacations Worldwide Corp.	1,013	92,943
Monarch Casino & Resort, Inc. (b)	355	7,299
Morgans Hotel Group Co. (a)(b)	1,080	7,279
Noodles & Co. (a)(b)	436	6,366
Papa John’s International, Inc. (a)	1,124	84,986
Papa Murphy’s Holdings, Inc. (b)	300	6,216
Penn National Gaming, Inc. (a)(b)	3,141	57,637
Pinnacle Entertainment, Inc. (a)(b)	2,378	88,652
Popeyes Louisiana Kitchen, Inc. (b)	949	56,930
Potbelly Corp. (b)	780	9,555
Red Robin Gourmet Burgers, Inc. (b)	503	43,167
Ruby Tuesday, Inc. (b)	2,583	16,195
Ruth’s Hospitality Group, Inc.	1,517	24,454
Scientific Games Corp. (Class A) (a)(b)	1,965	30,536
SeaWorld Entertainment, Inc.	2,500	46,100
Shake Shack, Inc. (Class A) (a)(b)	234	14,103
Sonic Corp. (a)	1,879	54,115
Speedway Motorsports, Inc.	479	10,849
Texas Roadhouse, Inc. (a)	2,769	103,644
Vail Resorts, Inc.	1,388	151,570
Zoe’s Kitchen, Inc. (a)(b)	736	30,132

		2,454,122

HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc.	400	11,364
Beazer Homes USA, Inc. (a)(b)	1,044	20,828
Cavco Industries, Inc. (b)	384	28,969
Century Communities, Inc. (b)	600	12,078
CSS Industries, Inc.	355	10,739
Ethan Allen Interiors, Inc. (a)	1,044	27,499
Flexsteel Industries, Inc.	200	8,618
Green Brick Partners, Inc. (b)	700	7,665
Helen of Troy, Ltd. (a)(b)	1,133	110,456
Hooker Furniture Corp.	400	10,044
Hovnanian Enterprises, Inc. (Class A) (b)	4,760	12,662
Installed Building Products, Inc. (b)	763	18,678
iRobot Corp. (a)(b)	1,179	37,587
KB Home (a)	3,223	53,502
La-Z-Boy, Inc.	2,099	55,288
LGI Homes, Inc. (b)	622	12,303
Libbey, Inc.	878	36,288
Lifetime Brands, Inc.	419	6,189
M.D.C. Holdings, Inc. (a)	1,375	41,209
M/I Homes, Inc. (b)	1,024	25,262
Meritage Homes Corp. (a)(b)	1,438	67,715
NACCO Industries, Inc. (Class A) (a)	200	12,152
New Home Co., Inc. (a)(b)	396	6,823
Ryland Group, Inc. (a)	1,850	85,784
Skullcandy, Inc. (a)(b)	738	5,660
Standard Pacific Corp. (a)(b)	5,995	53,415
Taylor Morrison Home Corp. (Class A) (b)	1,200	24,432
TRI Pointe Homes, Inc. (b)	5,964	91,249
Universal Electronics, Inc. (b)	619	30,851
WCI Communities, Inc. (b)	580	14,146
William Lyon Homes (Class A) (a)(b)	797	20,459
Zagg, Inc. (b)	1,100	8,712

		968,626

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	1,759	20,070
HRG Group, Inc. (b)	3,325	43,225
Oil-Dri Corp. of America (a)	200	6,076
Orchids Paper Products Co. (a)	223	5,368
WD-40 Co. (a)	602	52,470

		127,209

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
Abengoa Yield PLC (a)	1,812	56,752
Atlantic Power Corp.	5,098	15,702
Dynegy, Inc. (b)	5,066	148,181
NRG Yield, Inc. (Class A) (a)	1,403	30,852
NRG Yield, Inc. (Class C) (a)	1,403	30,712
Ormat Technologies, Inc.	1,343	50,604
Pattern Energy Group, Inc. (a)	2,017	57,242
Talen Energy Corp. (b)	3,000	51,480
Vivint Solar, Inc. (a)(b)	824	10,028

		451,553

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc. (a)	1,455	29,580

INSURANCE — 2.3%
Ambac Financial Group, Inc. (a)(b)	1,750	29,120
American Equity Investment Life Holding Co.	2,987	80,589
AMERISAFE, Inc.	783	36,848
Argo Group International Holdings, Ltd.	1,050	58,485
Atlas Financial Holdings, Inc. (a)(b)	462	9,161
Baldwin & Lyons, Inc. (Class B)	382	8,794
Citizens, Inc. (b)	1,838	13,711
CNO Financial Group, Inc.	7,795	143,038
Crawford & Co. (Class B)	1,078	9,088
Donegal Group, Inc. (Class A) (a)	303	4,615
eHealth, Inc. (a)(b)	782	9,924

See accompanying notes to financial statements.

207

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

EMC Insurance Group, Inc. (a)	246	$6,167
Employers Holdings, Inc.	1,304	29,705
Enstar Group, Ltd. (b)	342	52,993
FBL Financial Group, Inc. (Class A) (a)	363	20,952
Federated National Holding Co.	574	13,891
Fidelity & Guaranty Life	483	11,413
First American Financial Corp. (a)	4,262	158,589
Global Indemnity PLC (b)	377	10,586
Greenlight Capital Re, Ltd. (Class A) (b)	1,197	34,917
Hallmark Financial Services, Inc. (b)	603	6,862
HCI Group, Inc. (a)	415	18,347
Heritage Insurance Holdings, Inc. (b)	900	20,691
Horace Mann Educators Corp.	1,658	60,318
Independence Holding Co.	343	4,524
Infinity Property & Casualty Corp.	495	37,541
James River Group Holdings, Ltd. (a)	447	11,564
Kansas City Life Insurance Co.	160	7,314
Kemper Corp.	1,568	60,446
Maiden Holdings, Ltd. (a)	2,138	33,738
MBIA, Inc. (b)	5,600	33,656
Meadowbrook Insurance Group, Inc. (a)	2,122	18,249
Montpelier Re Holdings, Ltd.	1,468	57,986
National General Holdings Corp.	1,421	29,599
National Interstate Corp. (a)	280	7,650
National Western Life Insurance Co. (Class A)	99	23,710
Navigators Group, Inc. (b)	443	34,359
OneBeacon Insurance Group, Ltd. (Class A) (a)	977	14,176
Primerica, Inc. (a)	1,897	86,674
RLI Corp. (a)	1,594	81,916
Safety Insurance Group, Inc.	555	32,029
Selective Insurance Group, Inc. (a)	2,064	57,895
State Auto Financial Corp.	619	14,825
State National Cos., Inc.	1,085	11,751
Stewart Information Services Corp. (a)	904	35,979
Symetra Financial Corp.	2,718	65,694
Third Point Reinsurance, Ltd. (a)(b)	3,078	45,401
United Fire Group, Inc. (a)	875	28,665
United Insurance Holdings Corp. (a)	661	10,272
Universal Insurance Holdings, Inc.	1,291	31,242

		1,725,659

INTERNET & CATALOG RETAIL — 0.7%
1-800-FLOWERS.COM, Inc. (Class A) (b)	1,118	11,694
Blue Nile, Inc. (a)(b)	535	16,259
Etsy, Inc. (b)	700	9,835
EVINE Live, Inc. (b)	1,615	4,344
FTD Cos., Inc. (a)(b)	783	22,073
HSN, Inc. (a)	1,273	89,352
Lands’ End, Inc. (a)(b)	662	16,437
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	3,000	96,660
NutriSystem, Inc. (a)	1,218	30,304
Orbitz Worldwide, Inc. (a)(b)	4,061	46,377
Overstock.com, Inc. (b)	456	10,278
PetMed Express, Inc. (a)	855	14,766
Shutterfly, Inc. (b)	1,517	72,528
Travelport Worldwide, Ltd. (a)	3,810	52,502
Wayfair, Inc. (Class A) (b)	713	26,837
zulily, Inc. (Class A) (b)	2,400	31,296

		551,542

INTERNET SOFTWARE & SERVICES — 2.6%
Actua Corp. (b)	1,559	22,231
Amber Road, Inc. (b)	359	2,520
Angie’s List, Inc. (b)	1,778	10,952
Bankrate, Inc. (a)(b)	2,683	28,145
Bazaarvoice, Inc. (b)	1,979	11,656
Benefitfocus, Inc. (a)(b)	258	11,313
Blucora, Inc. (a)(b)	1,718	27,746
Box, Inc. (Class A) (a)(b)	508	9,469
Brightcove, Inc. (b)	1,118	7,669
Carbonite, Inc. (b)	716	8,456
Care.com, Inc. (b)	280	1,658
ChannelAdvisor Corp. (a)(b)	825	9,859
Cimpress NV (b)	1,273	107,136
comScore, Inc. (b)	1,295	68,972
Constant Contact, Inc. (b)	1,303	37,474
Cornerstone OnDemand, Inc. (b)	2,122	73,846
Coupons.com, Inc. (b)	2,184	23,565
Cvent, Inc. (b)	721	18,587
Dealertrack Technologies, Inc. (a)(b)	2,141	134,433
Demandware, Inc. (a)(b)	1,302	92,546
DHI Group, Inc. (b)	1,778	15,806
EarthLink Holdings Corp.	4,418	33,091
Endurance International Group Holdings, Inc. (a)(b)	2,105	43,489
Envestnet, Inc. (b)	1,362	55,066
Everyday Health, Inc. (b)	803	10,262
Five9, Inc. (b)	500	2,615
Gogo, Inc. (a)(b)	2,241	48,025
GrubHub, Inc. (a)(b)	2,959	100,813
GTT Communications, Inc. (b)	860	20,528
Hortonworks, Inc. (b)	292	7,393
Internap Corp. (a)(b)	2,281	21,099
IntraLinks Holdings, Inc. (b)	1,623	19,330
j2 Global, Inc.	1,930	131,124
Limelight Networks, Inc. (b)	2,138	8,424
Liquidity Services, Inc. (b)	1,018	9,803
LivePerson, Inc. (a)(b)	2,378	23,328
LogMeIn, Inc. (a)(b)	986	63,587
Marchex, Inc. (Class B)	1,562	7,732
Marin Software, Inc. (b)	1,059	7,138
Marketo, Inc. (a)(b)	1,224	34,345
Millennial Media, Inc. (a)(b)	3,018	4,889
Monster Worldwide, Inc. (a)(b)	3,642	23,819
New Relic, Inc. (b)	234	8,234
NIC, Inc.	2,356	43,068
OPOWER, Inc. (a)(b)	904	10,405
Q2 Holdings, Inc. (b)	698	19,719
QuinStreet, Inc. (b)	1,278	8,243
RealNetworks, Inc. (b)	938	5,075
Reis, Inc.	362	8,029
RetailMeNot, Inc. (b)	1,238	22,074
Rocket Fuel, Inc. (a)(b)	738	6,052

See accompanying notes to financial statements.

208

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

SciQuest, Inc. (a)(b)	1,117	$16,543
Shutterstock, Inc. (a)(b)	704	41,283
SPS Commerce, Inc. (b)	617	40,599
Stamps.com, Inc. (b)	519	38,183
TechTarget, Inc. (b)	581	5,188
Textura Corp. (a)(b)	742	20,650
Travelzoo, Inc. (a)(b)	358	4,038
TrueCar, Inc. (a)(b)	1,740	20,863
United Online, Inc. (b)	500	7,835
Web.com Group, Inc. (b)	1,577	38,195
WebMD Health Corp. (b)	1,527	67,616
Wix.com, Ltd. (b)	655	15,471
XO Group, Inc. (b)	1,123	18,361
Xoom Corp. (a)(b)	1,237	26,045

		1,891,708

IT SERVICES — 2.3%
6D Global Technologies, Inc. (b)	1,000	6,540
Acxiom Corp. (b)	3,019	53,074
Blackhawk Network Holdings, Inc. (b)	2,082	85,778
CACI International, Inc. (Class A) (b)	977	79,030
Cardtronics, Inc. (a)(b)	1,621	60,058
Cass Information Systems, Inc. (a)	423	23,781
CIBER, Inc. (b)	3,124	10,778
Convergys Corp. (a)	3,862	98,442
CSG Systems International, Inc. (a)	1,137	35,997
Datalink Corp. (b)	839	7,501
EPAM Systems, Inc. (b)	1,924	137,047
Euronet Worldwide, Inc. (a)(b)	2,016	124,387
EVERTEC, Inc.	2,636	55,989
ExlService Holdings, Inc. (b)	1,203	41,600
Forrester Research, Inc.	380	13,688
Global Cash Access Holdings, Inc. (b)	2,822	21,842
Hackett Group, Inc. (a)	1,139	15,297
Heartland Payment Systems, Inc.	1,484	80,210
iGate Corp. (b)	1,437	68,531
Lionbridge Technologies, Inc. (b)	2,344	14,462
Luxoft Holding, Inc. (b)	718	40,603
ManTech International Corp. (Class A)	1,004	29,116
MAXIMUS, Inc.	2,574	169,189
ModusLink Global Solutions, Inc. (a)(b)	1,594	5,420
MoneyGram International, Inc. (b)	1,362	12,517
NeuStar, Inc. (Class A) (b)	2,044	59,705
Perficient, Inc. (b)	1,397	26,878
PFSweb, Inc. (b)	400	5,544
Science Applications International Corp.	1,799	95,077
ServiceSource International, Inc. (a)(b)	2,441	13,352
Sykes Enterprises, Inc. (b)	1,681	40,764
Syntel, Inc. (b)	1,235	58,638
TeleTech Holdings, Inc.	699	18,929
Unisys Corp. (a)(b)	1,760	35,182
Virtusa Corp. (a)(b)	1,118	57,465

		1,702,411

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc. (a)	578	19,195
Black Diamond, Inc. (a)(b)	979	9,046
Callaway Golf Co. (a)	3,258	29,126
Escalade, Inc. (a)	399	7,338
JAKKS Pacific, Inc. (a)(b)	819	8,100
Johnson Outdoors, Inc. (Class A)	200	4,710
Malibu Boats, Inc. (Class A) (b)	643	12,918
Marine Products Corp.	440	2,746
Nautilus, Inc. (b)	1,321	28,415
Performance Sports Group, Ltd. (b)	1,600	28,800
Smith & Wesson Holding Corp. (a)(b)	2,056	34,109
Sturm Ruger & Co, Inc.	639	36,710

		221,213

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Accelerate Diagnostics, Inc. (b)	905	23,358
Affymetrix, Inc. (a)(b)	2,982	32,563
Albany Molecular Research, Inc. (a)(b)	984	19,897
Cambrex Corp. (b)	1,264	55,540
Fluidigm Corp. (a)(b)	1,104	26,717
Harvard Bioscience, Inc. (b)	1,200	6,840
INC Research Holdings, Inc. (Class A) (b)	574	23,029
Luminex Corp. (a)(b)	1,580	27,271
NanoString Technologies, Inc. (a)(b)	403	6,214
NeoGenomics, Inc. (b)	1,900	10,279
Pacific Biosciences of California, Inc. (a)(b)	2,346	13,513
PAREXEL International Corp. (b)	2,181	140,260
PRA Health Sciences, Inc. (b)	789	28,664
Sequenom, Inc. (a)(b)	4,896	14,884

		429,029

MACHINERY — 2.8%
Accuride Corp. (b)	1,738	6,691
Actuant Corp. (Class A)	2,111	48,743
Alamo Group, Inc.	315	17,212
Albany International Corp. (Class A)	998	39,720
Altra Industrial Motion Corp. (a)	1,158	31,474
American Railcar Industries, Inc. (a)	415	20,186
Astec Industries, Inc.	759	31,741
Barnes Group, Inc.	2,133	83,166
Blount International, Inc. (b)	2,082	22,735
Briggs & Stratton Corp. (a)	1,760	33,898
Chart Industries, Inc. (b)	1,219	43,579
CIRCOR International, Inc. (a)	743	40,516
CLARCOR, Inc.	2,021	125,787
Columbus McKinnon Corp. (a)	824	20,600
Commercial Vehicle Group, Inc. (b)	959	6,914
Douglas Dynamics, Inc. (a)	958	20,578
EnPro Industries, Inc.	915	52,356
ESCO Technologies, Inc.	937	35,053
Exone Co. (a)(b)	420	4,662
Federal Signal Corp. (a)	2,640	39,362
Freightcar America, Inc. (a)	515	10,753
Global Brass & Copper Holdings, Inc.	858	14,595
Gorman-Rupp Co. (a)	818	22,969
Graham Corp.	435	8,913
Greenbrier Cos., Inc. (a)	965	45,210
Harsco Corp.	3,235	53,378
Hillenbrand, Inc.	2,319	71,193

See accompanying notes to financial statements.

209

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Hurco Cos., Inc.	296	$10,248
Hyster-Yale Materials Handling, Inc.	412	28,543
John Bean Technologies Corp.	1,238	46,536
Kadant, Inc.	484	22,845
L.B. Foster Co. (Class A)	420	14,536
Lindsay Corp. (a)	487	42,812
Lydall, Inc. (b)	723	21,372
Meritor, Inc. (a)(b)	3,933	51,601
Miller Industries, Inc.	483	9,636
Mueller Industries, Inc.	2,080	72,218
Mueller Water Products, Inc. (Class A)	6,404	58,276
Navistar International Corp. (b)	1,800	40,734
NN, Inc. (a)	718	18,323
Omega Flex, Inc. (a)	120	4,519
Proto Labs, Inc. (a)(b)	937	63,229
RBC Bearings, Inc. (b)	877	62,934
Rexnord Corp. (a)(b)	4,016	96,023
Standex International Corp.	543	43,402
Sun Hydraulics Corp. (a)	898	34,223
Tennant Co.	738	48,221
Titan International, Inc. (a)	1,763	18,935
TriMas Corp. (a)(b)	1,754	51,918
Twin Disc, Inc.	339	6,319
Wabash National Corp. (a)(b)	2,917	36,579
Watts Water Technologies, Inc. (Class A)	1,056	54,754
Woodward, Inc.	2,555	140,500
Xerium Technologies, Inc. (b)	475	8,645

		2,059,865

MARINE — 0.2%
Eagle Bulk Shipping, Inc. (b)	1,100	7,667
Golden Ocean Group, Ltd. (a)	2,818	10,849
Matson, Inc.	1,723	72,435
Navios Maritime Holdings, Inc.	3,178	11,822
Safe Bulkers, Inc.	1,559	5,020
Scorpio Bulkers, Inc. (a)(b)	5,536	9,024
Ultrapetrol Bahamas, Ltd. (b)	918	1,037

		117,854

MEDIA — 1.6%
AMC Entertainment Holdings, Inc. (Class A)	885	27,152
Carmike Cinemas, Inc. (b)	965	25,611
Central European Media Enterprises, Ltd. (Class A) (a)(b)	3,397	7,405
Crown Media Holdings, Inc. (Class A) (b)	1,484	6,708
Cumulus Media, Inc. (Class A) (b)	5,435	11,033
Daily Journal Corp. (a)(b)	40	7,860
DreamWorks Animation SKG, Inc. (Class A) (b)	3,000	79,140
E.W. Scripps Co. (Class A)	2,319	52,989
Entercom Communications Corp. (Class A) (b)	1,003	11,454
Entravision Communications Corp. (Class A) (a)	2,304	18,962
Eros International PLC (b)	1,035	25,999
Global Eagle Entertainment, Inc. (b)	1,535	19,986
Gray Television, Inc. (b)	2,162	33,900
Harte-Hanks, Inc.	1,698	10,120
Hemisphere Media Group, Inc. (b)	375	4,463
IMAX Corp. (b)	2,400	96,648
Journal Media Group, Inc.	701	5,811
Loral Space & Communications, Inc. (b)	543	34,274
Martha Stewart Living Omnimedia, Inc. (Class A) (b)	1,261	7,869
MDC Partners, Inc. (Class A)	1,771	34,889
Media General, Inc. (a)(b)	3,858	63,734
Meredith Corp. (a)	1,502	78,329
National CineMedia, Inc.	2,339	37,330
New Media Investment Group, Inc. (a)	1,826	32,740
New York Times Co. (Class A)	4,987	68,073
Nexstar Broadcasting Group, Inc. (Class A)	1,239	69,384
Reading International, Inc. (Class A) (b)	758	10,498
Rentrak Corp. (a)(b)	499	34,830
Saga Communications, Inc. (Class A) (a)	144	5,450
Scholastic Corp.	937	41,350
SFX Entertainment, Inc. (b)	1,763	7,916
Sinclair Broadcast Group, Inc. (Class A) (a)	2,656	74,129
Sizmek, Inc. (a)(b)	1,078	7,654
Time, Inc.	4,313	99,242
Townsquare Media, Inc. (Class A) (b)	332	4,509
Tribune Publishing Co.	1,000	15,540
World Wrestling Entertainment, Inc. (Class A) (a)	1,199	19,784

		1,192,765

METALS & MINING — 1.0%
AK Steel Holding Corp. (a)(b)	7,135	27,612
Carpenter Technology Corp.	2,000	77,360
Century Aluminum Co. (a)(b)	2,065	21,538
Cliffs Natural Resources, Inc.	5,500	23,815
Coeur Mines, Inc. (a)(b)	5,521	31,525
Commercial Metals Co.	4,237	68,131
Globe Specialty Metals, Inc.	2,444	43,259
Handy & Harman, Ltd. (b)	224	7,762
Haynes International, Inc.	538	26,534
Hecla Mining Co. (a)	15,405	40,515
Horsehead Holding Corp. (a)(b)	2,125	24,905
Kaiser Aluminum Corp. (a)	619	51,426
Materion Corp.	875	30,844
Olympic Steel, Inc. (a)	395	6,889
Real Industry, Inc. (b)	900	10,215
RTI International Metals, Inc. (a)(b)	1,176	37,067
Ryerson Holding Corp. (a)(b)	477	4,341
Schnitzer Steel Industries, Inc. (Class A)	1,084	18,937
Stillwater Mining Co. (a)(b)	4,400	50,996
SunCoke Energy, Inc. (a)	2,665	34,645
TimkenSteel Corp.	1,400	37,786
Worthington Industries, Inc.	1,762	52,966

		729,068

See accompanying notes to financial statements.

210

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

MULTI-UTILITIES — 0.3%
Avista Corp.	2,458	$75,338
Black Hills Corp.	1,781	77,740
NorthWestern Corp. (a)	1,881	91,699

		244,777

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	2,000	89,980
Burlington Stores, Inc. (b)	2,945	150,784
Fred’s, Inc. (Class A) (a)	1,557	30,035
Tuesday Morning Corp. (a)(b)	1,819	20,491

		291,290

OIL, GAS & CONSUMABLE FUELS — 2.5%
Abraxas Petroleum Corp. (a)(b)	3,302	9,741
Adams Resources & Energy, Inc.	80	3,568
Alon USA Energy, Inc.	938	17,728
Approach Resources, Inc. (a)(b)	1,383	9,474
Ardmore Shipping Corp.	719	8,707
Bill Barrett Corp. (b)	2,042	17,541
Bonanza Creek Energy, Inc. (b)	2,020	36,865
Callon Petroleum Co. (b)	2,408	20,035
Carrizo Oil & Gas, Inc. (b)	2,083	102,567
Clayton Williams Energy, Inc. (a)(b)	255	16,766
Clean Energy Fuels Corp. (a)(b)	2,862	16,084
Cloud Peak Energy, Inc. (b)	2,598	12,107
Contango Oil & Gas Co. (b)	779	9,558
Delek US Holdings, Inc.	2,280	83,950
DHT Holdings, Inc.	3,736	29,029
Dorian LPG, Ltd. (a)(b)	896	14,945
Eclipse Resources Corp. (a)(b)	1,223	6,433
Energy Fuels, Inc. (b)	1,600	7,120
Energy XXI, Ltd. (a)	3,815	10,033
Evolution Petroleum Corp.	678	4,468
EXCO Resources, Inc.	6,080	7,174
Frontline, Ltd. (b)	3,881	9,470
GasLog, Ltd.	1,694	33,795
Gastar Exploration, Inc. (a)(b)	2,437	7,530
Green Plains, Inc. (a)	1,499	41,297
Halcon Resources Corp. (a)(b)	10,717	12,432
Hallador Energy Co. (a)	335	2,794
Isramco, Inc. (b)	40	5,521
Jones Energy, Inc. (Class A) (b)	1,341	12,136
Magnum Hunter Resources Corp. (a)(b)	7,961	14,887
Matador Resources Co. (b)	2,903	72,575
Navios Maritime Acquisition Corp.	3,295	11,829
Nordic American Tanker Shipping, Ltd. (a)	3,583	50,986
Northern Oil and Gas, Inc. (a)(b)	2,441	16,526
Oasis Petroleum, Inc. (b)	5,500	87,175
Pacific Ethanol, Inc. (a)(b)	816	8,421
Panhandle Oil & Gas, Inc. (Class A) (a)	607	12,559
Par Petroleum Corp. (b)	600	11,232
Parsley Energy, Inc. (Class A) (a)(b)	3,057	53,253
PDC Energy, Inc. (a)(b)	1,620	86,897
Peabody Energy Corp.	10,100	22,119
Penn Virginia Corp. (a)(b)	2,740	12,001
Renewable Energy Group, Inc. (a)(b)	1,382	15,976
REX American Resources Corp. (a)(b)	277	17,628
Rex Energy Corp. (a)(b)	1,863	10,414
Ring Energy, Inc. (b)	716	8,012
Rosetta Resources, Inc. (a)(b)	2,999	69,397
RSP Permian, Inc. (b)	2,000	56,220
Sanchez Energy Corp. (a)(b)	2,122	20,796
SandRidge Energy, Inc. (b)	15,700	13,769
Scorpio Tankers, Inc. (a)	6,943	70,055
SemGroup Corp.(Class A)	1,730	137,500
Ship Finance International, Ltd. (a)	2,359	38,499
Solazyme, Inc. (b)	3,042	9,552
Stone Energy Corp. (a)(b)	2,245	28,264
Synergy Resources Corp. (a)(b)	4,170	47,663
Teekay Tankers, Ltd.	3,488	23,056
TransAtlantic Petroleum, Ltd. (b)	902	4,609
Triangle Petroleum Corp. (a)(b)	2,799	14,051
Ultra Petroleum Corp. (b)	6,100	76,372
Uranium Energy Corp. (b)	3,300	5,247
W&T Offshore, Inc. (a)	1,479	8,105
Western Refining, Inc.	2,809	122,529
Westmoreland Coal Co. (a)(b)	643	13,361

		1,840,403

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (b)	1,579	57,918
Clearwater Paper Corp. (b)	776	44,465
Deltic Timber Corp. (a)	418	28,273
KapStone Paper and Packaging Corp. (a)	3,362	77,729
Louisiana-Pacific Corp. (a)(b)	5,654	96,288
Neenah Paper, Inc. (a)	679	40,034
P.H. Glatfelter Co.	1,823	40,088
Schweitzer-Mauduit International, Inc.	1,218	48,574
Wausau Paper Corp. (a)	1,683	15,450

		448,819

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a)(b)	1,084	15,458
Inter Parfums, Inc.	679	23,038
Medifast, Inc. (b)	487	15,740
Natural Health Trends Corp.	300	12,438
Nature’s Sunshine Products, Inc.	475	6,531
Nutraceutical International Corp. (b)	360	8,906
Revlon, Inc. (Class A) (b)	483	17,731
Synutra International, Inc. (b)	725	5,184
USANA Health Sciences, Inc. (b)	215	29,382

		134,408

PHARMACEUTICALS — 1.9%
Aerie Pharmaceuticals, Inc. (a)(b)	775	13,679
Alimera Sciences, Inc. (b)	482	2,222
Amphastar Pharmaceuticals, Inc. (b)	1,132	19,901
ANI Pharmaceuticals, Inc. (a)(b)	277	17,188
Aratana Therapeutics, Inc. (a)(b)	1,212	18,325
Assembly Biosciences, Inc. (b)	500	9,630
BioDelivery Sciences International, Inc. (b)	1,621	12,903
Catalent, Inc. (b)	3,301	96,818
Cempra, Inc. (b)	1,172	40,270

See accompanying notes to financial statements.

211

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Corcept Therapeutics, Inc. (a)(b)	2,278	$13,691
Depomed, Inc. (a)(b)	2,384	51,161
Dermira, Inc. (a)(b)	313	5,493
Durect Corp. (b)	4,100	9,799
Endocyte, Inc. (a)(b)	1,145	5,943
Foamix Pharmaceuticals, Ltd. (b)	800	8,200
Heska Corp. (b)	200	5,938
IGI Laboratories, Inc. (a)(b)	1,083	6,823
Impax Laboratories, Inc. (a)(b)	2,843	130,551
Intersect ENT, Inc. (b)	545	15,603
Intra-Cellular Therapies, Inc. (b)	880	28,116
Lannett Co., Inc. (a)(b)	1,035	61,520
Medicines Co. (a)(b)	2,668	76,331
Nektar Therapeutics (a)(b)	5,256	65,753
Ocular Therapeutix, Inc. (b)	545	11,461
Omeros Corp. (a)(b)	1,616	29,072
Pacira Pharmaceuticals, Inc. (a)(b)	1,364	96,462
Paratek Pharmaceuticals, Inc.	400	10,308
Pernix Therapeutics Holdings (b)	1,626	9,626
Phibro Animal Health Corp. (Class A) (a)	582	22,663
POZEN, Inc. (a)(b)	1,160	11,960
Prestige Brands Holdings, Inc. (b)	2,085	96,410
Relypsa, Inc. (b)	1,180	39,046
Revance Therapeutics, Inc. (a)(b)	563	18,005
Sagent Pharmaceuticals, Inc. (b)	898	21,830
Sciclone Pharmaceuticals, Inc. (b)	2,364	23,214
Sucampo Pharmaceuticals, Inc. (Class A) (b)	739	12,142
Supernus Pharmaceuticals, Inc. (b)	1,178	20,002
Tetraphase Pharmaceuticals, Inc. (b)	1,445	68,551
TherapeuticsMD, Inc. (b)	4,743	37,280
Theravance Biopharma, Inc. (a)(b)	939	12,226
Theravance, Inc. (a)	3,298	59,595
VIVUS, Inc. (a)(b)	3,198	7,547
XenoPort, Inc. (a)(b)	2,321	14,228
Zogenix, Inc. (a)(b)	4,280	7,190
ZS Pharma, Inc. (b)	622	32,587

		1,377,263

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp.	2,062	18,084
Advisory Board Co. (a)(b)	1,688	92,283
Barrett Business Services, Inc. (a)	302	10,969
CBIZ, Inc. (a)(b)	1,579	15,222
CDI Corp.	603	7,839
CEB, Inc.	1,249	108,738
CRA International, Inc. (b)	435	12,123
Exponent, Inc. (a)	927	41,511
Franklin Covey Co. (b)	355	7,203
FTI Consulting, Inc. (b)	1,518	62,602
GP Strategies Corp. (b)	567	18,847
Heidrick & Struggles International, Inc. (a)	763	19,899
Hill International, Inc. (b)	961	5,055
Huron Consulting Group, Inc. (a)(b)	856	59,997
ICF International, Inc. (a)(b)	825	28,760
Insperity, Inc. (a)	744	37,870
Kelly Services, Inc. (Class A)	1,145	17,576
Kforce, Inc.	997	22,801
Korn/Ferry International	1,842	64,046
Mistras Group, Inc. (b)	659	12,508
Navigant Consulting, Inc. (b)	1,839	27,346
On Assignment, Inc. (b)	2,079	81,663
Pendrell Corp. (b)	6,858	9,395
Resources Connection, Inc.	1,688	27,160
RPX Corp. (b)	2,119	35,811
TriNet Group, Inc. (b)	1,524	38,633
TrueBlue, Inc. (b)	1,735	51,877
VSE Corp. (a)	195	10,434
WageWorks, Inc. (b)	1,404	56,792

		1,003,044

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Acadia Realty Trust	2,766	80,518
AG Mortgage Investment Trust, Inc. (a)	1,195	20,650
Agree Realty Corp.	710	20,711
Alexander’s, Inc. (a)	83	34,030
Altisource Residential Corp. (a)	2,416	40,710
American Assets Trust, Inc.	1,400	54,894
American Capital Mortgage Investment Corp. (a)	2,122	33,931
American Residential Properties, Inc. (b)	1,295	23,958
Anworth Mortgage Asset Corp.	4,714	23,240
Apollo Commercial Real Estate Finance, Inc. (a)	2,370	38,939
Apollo Residential Mortgage, Inc.	1,357	19,934
Ares Commercial Real Estate Corp. (a)	1,323	15,069
Armada Hoffler Properties, Inc. (a)	803	8,022
ARMOUR Residential REIT, Inc.	14,299	40,180
Ashford Hospitality Prime, Inc.	1,159	17,408
Ashford Hospitality Trust, Inc.	3,022	25,566
Associated Estates Realty Corp. (a)	2,314	66,250
Bluerock Residential Growth REIT, Inc.	700	8,862
Campus Crest Communities, Inc.	2,760	15,290
Capstead Mortgage Corp. (a)	3,482	38,650
CareTrust REIT, Inc.	1,136	14,393
Catchmark Timber Trust, Inc. (Class A)	1,444	16,707
Cedar Realty Trust, Inc. (a)	3,649	23,354
Chambers Street Properties (a)	8,594	68,322
Chatham Lodging Trust	1,581	41,849
Chesapeake Lodging Trust (a)	2,421	73,792
Colony Capital, Inc. (Class A) (a)	4,319	97,825
CorEnergy Infrastructure Trust, Inc.	2,092	13,221
Coresite Realty Corp.	885	40,214
Cousins Properties, Inc.	8,631	89,590
CubeSmart	6,577	152,323
CyrusOne, Inc.	2,141	63,053
CYS Investments, Inc. (a)	6,508	50,307
DCT Industrial Trust, Inc.	3,381	106,299
DiamondRock Hospitality Co.	7,897	101,161
DuPont Fabros Technology, Inc.	2,536	74,685
Dynex Capital, Inc. (a)	2,338	17,816
Easterly Government Properties, Inc.	560	8,915
EastGroup Properties, Inc. (a)	1,283	72,143

See accompanying notes to financial statements.

212

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Education Realty Trust, Inc.	1,921	$60,243
EPR Properties (a)	2,233	122,324
Equity One, Inc.	2,956	68,993
Excel Trust, Inc.	2,583	40,734
FelCor Lodging Trust, Inc.	5,815	57,452
First Industrial Realty Trust, Inc.	4,370	81,850
First Potomac Realty Trust (a)	2,498	25,729
Franklin Street Properties Corp.	3,836	43,385
Geo Group, Inc.	2,916	99,611
Getty Realty Corp.	1,098	17,963
Gladstone Commercial Corp.	799	13,231
Government Properties Income Trust (a)	2,823	52,367
Gramercy Property Trust, Inc. (a)	2,325	54,335
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	1,095	21,955
Hatteras Financial Corp.	3,863	62,967
Healthcare Realty Trust, Inc.	3,991	92,831
Hersha Hospitality Trust	1,800	46,158
Highwoods Properties, Inc. (a)	3,675	146,816
Hudson Pacific Properties, Inc.	2,744	77,847
Independence Realty Trust, Inc.	900	6,777
InfraREIT, Inc.	933	26,460
Inland Real Estate Corp.	3,596	33,874
Invesco Mortgage Capital, Inc.	4,924	70,512
Investors Real Estate Trust	4,690	33,487
iStar Financial, Inc. (b)	3,410	45,421
Kite Realty Group Trust	3,337	81,656
LaSalle Hotel Properties	4,459	158,116
Lexington Realty Trust (a)	7,438	63,074
LTC Properties, Inc.	1,401	58,282
Mack-Cali Realty Corp.	3,554	65,500
Medical Properties Trust, Inc.	8,230	107,895
Monmouth Real Estate Investment Corp.(Class A)	2,503	24,329
Monogram Residential Trust, Inc.	6,000	54,120
National Health Investors, Inc.	1,402	87,345
National Storage Affiliates Trust	800	9,920
New Residential Investment Corp.	7,875	120,015
New Senior Investment Group, Inc.	2,400	32,088
New York Mortgage Trust, Inc. (a)	4,040	30,219
New York REIT, Inc. (a)	6,517	64,844
NexPoint Residential Trust, Inc.	700	9,401
One Liberty Properties, Inc.	498	10,597
Orchid Island Capital, Inc.	700	7,847
Parkway Properties, Inc.	3,190	55,634
Pebblebrook Hotel Trust	2,857	122,508
Pennsylvania Real Estate Investment Trust (a)	2,483	52,987
PennyMac Mortgage Investment Trust (a)	2,938	51,209
Physicians Realty Trust	2,834	43,530
Potlatch Corp. (a)	1,494	52,768
Preferred Apartment Communities, Inc. (Class A)	800	7,960
PS Business Parks, Inc.	792	57,143
QTS Realty Trust, Inc. (Class A)	883	32,185
RAIT Financial Trust	3,696	22,583
Ramco-Gershenson Properties Trust	3,257	53,154
Redwood Trust, Inc.	3,336	52,375
Resource Capital Corp.	5,380	20,821
Retail Opportunity Investments Corp.	3,700	57,794
Rexford Industrial Realty, Inc.	1,974	28,781
RLJ Lodging Trust	5,216	155,333
Rouse Properties, Inc. (a)	1,494	24,427
Ryman Hospitality Properties	1,741	92,465
Sabra Healthcare REIT, Inc.	2,125	54,698
Saul Centers, Inc.	388	19,086
Select Income REIT	2,275	46,956
Silver Bay Realty Trust Corp.	1,540	25,087
Sovran Self Storage, Inc.	1,443	125,411
STAG Industrial, Inc.	2,571	51,420
Starwood Waypoint Residential Trust (a)	1,574	37,398
STORE Capital Corp. (a)	1,270	25,527
Strategic Hotels & Resorts, Inc. (b)	10,832	131,284
Summit Hotel Properties, Inc.	3,362	43,740
Sun Communities, Inc. (a)	1,852	114,509
Sunstone Hotel Investors, Inc.	8,208	123,202
Terreno Realty Corp.	1,727	34,022
Trade Street Residential, Inc. (a)	740	4,928
UMH Properties, Inc. (a)	535	5,243
United Development Funding IV	1,100	19,228
Universal Health Realty Income Trust (a)	500	23,230
Urban Edge Properties	3,500	72,765
Urstadt Biddle Properties, Inc. (Class A)	1,045	19,521
Washington Real Estate Investment Trust (a)	2,717	70,506
Western Asset Mortgage Capital Corp. (a)	1,743	25,744
Whitestone REIT (a)	915	11,913
Xenia Hotels & Resorts, Inc.	4,400	95,656

		6,306,082

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alexander & Baldwin, Inc.	1,954	76,988
Altisource Asset Management Corp. (b)	58	8,369
Altisource Portfolio Solutions SA (a)(b)	580	17,858
AV Homes, Inc. (a)(b)	375	5,389
Consolidated-Tomoka Land Co.	121	6,974
Forestar Group, Inc. (a)(b)	1,479	19,464
FRP Holdings, Inc. (a)(b)	280	9,080
Kennedy-Wilson Holdings, Inc. (a)	3,688	90,688
Marcus & Millichap, Inc. (b)	597	27,546
RE/MAX Holdings, Inc. (Class A)	481	17,080
St. Joe Co. (a)(b)	2,536	39,384
Tejon Ranch Co. (b)	600	15,426

		334,246

ROAD & RAIL — 0.7%
ArcBest Corp.	1,084	34,471
Celadon Group, Inc. (a)	840	17,371
Con-way, Inc.	2,300	88,251
Covenant Transportation Group, Inc. (Class A) (b)	400	10,024

See accompanying notes to financial statements.

213

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Heartland Express, Inc. (a)	1,780	$36,009
Knight Transportation, Inc.	2,478	66,262
Marten Transport, Ltd.	984	21,353
PAM Transportation Services, Inc. (b)	100	5,805
Quality Distribution, Inc. (b)	1,262	19,511
Roadrunner Transportation Systems, Inc. (b)	1,115	28,767
Saia, Inc. (a)(b)	1,024	40,233
Swift Transportation Co. (b)	3,400	77,078
Universal Truckload Services, Inc.	200	4,392
USA Truck, Inc. (b)	275	5,838
Werner Enterprises, Inc.	1,819	47,749
YRC Worldwide, Inc. (a)(b)	1,282	16,640

		519,754

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Energy Industries, Inc. (b)	1,634	44,919
Advanced Micro Devices, Inc. (b)	23,000	55,200
Alpha & Omega Semiconductor, Ltd. (a)(b)	639	5,585
Ambarella, Inc. (a)(b)	1,199	123,125
Amkor Technology, Inc. (a)(b)	3,420	20,452
Applied Micro Circuits Corp. (a)(b)	3,037	20,500
Audience, Inc. (b)	300	1,467
Axcelis Technologies, Inc. (b)	4,563	13,507
Brooks Automation, Inc. (a)	2,838	32,495
Cabot Microelectronics Corp. (a)(b)	941	44,331
Cascade Microtech, Inc. (b)	515	7,841
Cavium, Inc. (a)(b)	2,174	149,593
CEVA, Inc. (a)(b)	977	18,983
Cirrus Logic, Inc. (a)(b)	2,481	84,428
Cohu, Inc.	1,044	13,812
Diodes, Inc. (b)	1,503	36,237
DSP Group, Inc. (b)	805	8,316
Entegris, Inc. (b)	5,568	81,126
Exar Corp. (b)	1,598	15,628
Fairchild Semiconductor International, Inc. (a)(b)	4,253	73,917
Formfactor, Inc. (b)	2,258	20,774
Inphi Corp. (b)	1,414	32,324
Integrated Device Technology, Inc. (b)	5,821	126,316
Integrated Silicon Solution, Inc.	1,103	24,420
Intersil Corp. (Class A)	4,769	59,660
IXYS Corp. (a)	1,024	15,667
Kopin Corp. (a)(b)	2,822	9,736
Lattice Semiconductor Corp. (a)(b)	4,896	28,837
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	838	32,054
Mattson Technology, Inc. (b)	2,700	9,045
MaxLinear, Inc. (Class A) (b)	1,683	20,364
Micrel, Inc.	1,792	24,909
Microsemi Corp. (b)	3,754	131,202
MKS Instruments, Inc. (a)	1,951	74,021
Monolithic Power Systems, Inc.	1,554	78,803
Nanometrics, Inc. (a)(b)	985	15,878
NeoPhotonics Corp. (b)	1,000	9,130
NVE Corp.	200	15,680
OmniVision Technologies, Inc. (a)(b)	2,244	58,782
PDF Solutions, Inc. (b)	1,364	21,824
Pericom Semiconductor Corp.	984	12,940
Photronics, Inc. (b)	2,584	24,574
PMC-Sierra, Inc. (b)	6,940	59,406
Power Integrations, Inc.	1,204	54,397
Rambus, Inc. (b)	4,223	61,191
Rudolph Technologies, Inc. (b)	1,400	16,814
Semtech Corp. (b)	2,698	53,555
Sigma Designs, Inc. (b)	1,300	15,509
Silicon Laboratories, Inc. (a)(b)	1,741	94,031
Synaptics, Inc. (a)(b)	1,442	125,072
Tessera Technologies, Inc.	1,947	73,947
Ultra Clean Holdings, Inc. (a)(b)	895	5,576
Ultratech, Inc. (a)(b)	1,163	21,585
Veeco Instruments, Inc. (b)	1,643	47,220
Xcerra Corp. (b)	2,017	15,269

		2,341,974

SOFTWARE — 4.5%
A10 Networks, Inc. (b)	1,503	9,679
ACI Worldwide, Inc. (b)	4,657	114,423
Advent Software, Inc. (a)	2,126	93,990
American Software, Inc. (Class A)	999	9,491
Aspen Technology, Inc. (a)(b)	3,364	153,230
AVG Technologies NV (b)	1,695	46,121
Barracuda Networks, Inc. (b)	319	12,639
Blackbaud, Inc.	1,856	105,699
Bottomline Technologies, Inc. (b)	1,574	43,773
BroadSoft, Inc. (b)	1,184	40,931
Callidus Software, Inc. (b)	2,055	32,017
CommVault Systems, Inc. (a)(b)	1,819	77,144
Comverse, Inc. (a)(b)	959	19,257
Cyan, Inc. (b)	1,679	8,798
Digimarc Corp. (a)(b)	260	11,736
Digital Turbine, Inc. (b)	1,800	5,436
Ebix, Inc. (a)	1,142	37,241
Ellie Mae, Inc. (b)	1,130	78,863
EnerNOC, Inc. (a)(b)	1,098	10,651
EPIQ Systems, Inc. (a)	1,344	22,687
ePlus, Inc. (b)	244	18,703
Fair Isaac Corp.	1,191	108,119
FleetMatics Group PLC (b)	1,496	70,058
Gigamon, Inc. (b)	965	31,835
Globant SA (a)(b)	554	16,858
Glu Mobile, Inc. (b)	3,968	24,641
Guidance Software, Inc. (a)(b)	695	5,887
Guidewire Software, Inc. (a)(b)	2,778	147,040
HubSpot, Inc. (b)	726	35,995
Imperva, Inc. (b)	1,022	69,189
Infoblox, Inc. (b)	2,301	60,309
Interactive Intelligence Group (a)(b)	644	28,639
Jive Software, Inc. (b)	1,594	8,369
Manhattan Associates, Inc. (b)	2,903	173,164
Mentor Graphics Corp. (a)	3,931	103,896
MicroStrategy, Inc. (b)	356	60,548
MobileIron, Inc. (a)(b)	1,377	8,138
Model N, Inc. (b)	920	10,957
Monotype Imaging Holdings, Inc. (a)	1,598	38,528
Netscout Systems, Inc. (a)(b)	1,339	49,101
Park City Group, Inc. (a)(b)	200	2,478
Paycom Software, Inc. (b)	1,132	38,658

See accompanying notes to financial statements.

214

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Paylocity Holding Corp. (a)(b)	538	$19,287
Pegasystems, Inc.	1,494	34,198
Progress Software Corp. (b)	1,796	49,390
Proofpoint, Inc. (b)	1,481	94,295
PROS Holdings, Inc. (a)(b)	922	19,463
QAD, Inc. (Class A)	240	6,343
QLIK Technologies, Inc. (b)	3,580	125,157
Quality Systems, Inc.	2,105	34,880
Qualys, Inc. (b)	1,003	40,471
Rally Software Development Corp. (b)	999	19,431
RealPage, Inc. (b)	2,119	40,409
Rovi Corp. (b)	3,200	51,040
Rubicon Project, Inc. (b)	900	13,464
Sapiens International Corp. NV (a)	1,148	11,916
SeaChange International, Inc. (a)(b)	1,398	9,800
Silver Spring Networks, Inc. (b)	1,401	17,386
Synchronoss Technologies, Inc. (b)	1,414	64,662
Take-Two Interactive Software, Inc. (a)(b)	3,334	91,918
Tangoe, Inc. (a)(b)	1,759	22,128
TeleCommunication Systems, Inc. (Class A) (b)	2,017	6,676
TeleNav, Inc. (b)	1,309	10,537
TiVo, Inc. (b)	4,121	41,787
TubeMogul, Inc. (b)	500	7,145
Tyler Technologies, Inc. (b)	1,343	173,757
Varonis Systems, Inc. (b)	221	4,882
VASCO Data Security International, Inc. (b)	1,224	36,953
Verint Systems, Inc. (b)	2,456	149,190
VirnetX Holding Corp. (b)	1,803	7,573
Yodlee, Inc. (a)(b)	354	5,112
Zendesk, Inc. (b)	1,958	43,487
Zix Corp. (b)	2,696	13,938

		3,311,591

SPECIALTY RETAIL — 3.2%
Abercrombie & Fitch Co. (Class A)	2,500	53,775
America’s Car-Mart, Inc. (b)	355	17,509
American Eagle Outfitters, Inc. (a)	7,741	133,300
ANN, Inc. (b)	1,778	85,860
Asbury Automotive Group, Inc. (b)	1,018	92,251
Ascena Retail Group, Inc. (b)	5,600	93,268
Barnes & Noble, Inc. (a)(b)	2,019	52,413
bebe stores, inc. (a)	1,544	3,088
Big 5 Sporting Goods Corp.	682	9,691
Boot Barn Holdings, Inc. (b)	445	14,240
Buckle, Inc. (a)	1,132	51,812
Build-A-Bear Workshop, Inc. (a)(b)	497	7,947
Caleres, Inc.	1,739	55,265
Cato Corp. (Class A)	1,104	42,791
Chico’s FAS, Inc.	5,700	94,791
Children’s Place, Inc. (a)	842	55,075
Christopher & Banks Corp. (a)(b)	1,537	6,163
Citi Trends, Inc. (b)	639	15,464
Conn’s, Inc. (a)(b)	1,115	44,266
Container Store Group, Inc. (b)	535	9,026
Destination XL Group, Inc. (a)(b)	1,925	9,644
Express, Inc. (b)	3,238	58,640
Finish Line, Inc. (Class A) (a)	1,859	51,717
Five Below, Inc. (a)(b)	2,177	86,057
Francesca’s Holdings Corp. (b)	1,696	22,845
Genesco, Inc. (b)	896	59,163
Group 1 Automotive, Inc. (a)	883	80,203
Guess?, Inc. (a)	2,459	47,139
Haverty Furniture Cos., Inc.	842	18,204
Hibbett Sports, Inc. (a)(b)	995	46,347
Kirkland’s, Inc. (a)	575	16,025
Lithia Motors, Inc. (Class A)	927	104,899
Lumber Liquidators Holdings, Inc. (a)(b)	1,142	23,651
MarineMax, Inc. (a)(b)	940	22,099
Mattress Firm Holding Corp. (a)(b)	858	52,295
Men’s Wearhouse, Inc. (a)	1,922	123,143
Monro Muffler Brake, Inc. (a)	1,159	72,043
Outerwall, Inc. (a)	660	50,233
Party City Holdco, Inc. (b)	900	18,243
Pep Boys-Manny, Moe & Jack (b)	2,278	27,951
Pier 1 Imports, Inc.	3,295	41,616
Rent-A-Center, Inc. (a)	1,956	55,453
Restoration Hardware Holdings, Inc. (a)(b)	1,288	125,747
Select Comfort Corp. (b)	1,925	57,885
Shoe Carnival, Inc.	642	18,528
Sonic Automotive, Inc. (Class A)	1,146	27,309
Sportsman’s Warehouse Holdings, Inc. (b)	700	7,959
Stage Stores, Inc.	1,273	22,316
Stein Mart, Inc. (a)	1,178	12,334
Systemax, Inc. (a)(b)	460	3,974
Tile Shop Holdings, Inc. (b)	1,120	15,893
Tilly’s, Inc. (Class A) (a)(b)	403	3,897
Vitamin Shoppe, Inc. (a)(b)	1,098	40,923
West Marine, Inc. (a)(b)	723	6,970
Winmark Corp. (a)	102	10,047
Zumiez, Inc. (a)(b)	899	23,940

		2,403,327

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Avid Technology, Inc. (b)	1,200	16,008
Cray, Inc. (a)(b)	1,658	48,927
Diebold, Inc.	2,600	91,000
Dot Hill Systems Corp. (b)	2,399	14,682
Eastman Kodak Co. (a)(b)	702	11,794
Electronics for Imaging, Inc. (b)	1,891	82,277
Imation Corp. (b)	1,700	6,902
Immersion Corp. (a)(b)	1,196	15,153
Nimble Storage, Inc. (a)(b)	1,864	52,304
QLogic Corp. (b)	3,504	49,722
Quantum Corp. (b)	8,916	14,979
Silicon Graphics International Corp. (a)(b)	1,424	9,213
Stratasys, Ltd. (b)	2,000	69,860
Super Micro Computer, Inc. (b)	1,422	42,063
Violin Memory, Inc. (b)	3,204	7,850

		532,734

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Cherokee, Inc.	300	8,454

See accompanying notes to financial statements.

215

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Columbia Sportswear Co.	1,070	$64,692
Crocs, Inc. (a)(b)	2,754	40,511
Culp, Inc. (a)	335	10,385
Deckers Outdoor Corp. (b)	1,300	93,561
G-III Apparel Group, Ltd. (a)(b)	1,487	104,611
Iconix Brand Group, Inc. (a)(b)	1,954	48,791
Movado Group, Inc.	740	20,098
Oxford Industries, Inc. (a)	540	47,223
Perry Ellis International, Inc. (a)(b)	535	12,717
Quiksilver, Inc. (a)(b)	5,596	3,709
Sequential Brands Group, Inc. (a)(b)	679	10,382
Steven Madden, Ltd. (b)	2,080	88,982
Tumi Holdings, Inc. (a)(b)	1,996	40,958
Unifi, Inc. (b)	624	20,904
Vera Bradley, Inc. (a)(b)	905	10,199
Vince Holding Corp. (a)(b)	477	5,715
Wolverine World Wide, Inc. (a)	4,055	115,487

		747,379

THRIFTS & MORTGAGE FINANCE — 2.0%
Anchor BanCorp Wisconsin, Inc. (a)(b)	266	10,103
Astoria Financial Corp.	3,298	45,479
Bank Mutual Corp.	1,996	15,309
BankFinancial Corp. (a)	942	11,097
BBX Capital Corp. (Class A) (a)(b)	295	4,791
Beneficial Bancorp, Inc. (a)(b)	2,956	36,920
BofI Holding, Inc. (a)(b)	601	63,532
Brookline Bancorp, Inc.	2,976	33,599
Capitol Federal Financial, Inc.	5,138	61,862
Charter Financial Corp. (a)	686	8,513
Clifton Bancorp, Inc. (a)	1,058	14,801
Dime Community Bancshares	1,338	22,666
Essent Group, Ltd. (b)	2,198	60,115
EverBank Financial Corp.	3,645	71,624
Federal Agricultural Mortgage Corp. (Class C)	443	12,874
First Defiance Financial Corp.	424	15,913
Flagstar Bancorp, Inc. (b)	844	15,597
Fox Chase Bancorp, Inc.	523	8,849
Heritage Financial Group, Inc.	300	9,054
Hingham Institution for Savings	100	11,511
HomeStreet, Inc. (a)(b)	904	20,629
Impac Mortgage Holdings, Inc. (b)	300	5,742
Kearny Financial Corp. (a)(b)	3,355	37,442
Ladder Capital Corp.	1,441	25,001
LendingTree, Inc. (a)(b)	259	20,360
Meridian Bancorp, Inc. (b)	1,998	26,793
Meta Financial Group, Inc.	262	11,245
MGIC Investment Corp. (a)(b)	13,385	152,321
Nationstar Mortgage Holdings, Inc. (b)	1,400	23,520
NMI Holdings, Inc. (Class A) (b)	2,020	16,200
Northfield Bancorp, Inc. (a)	2,140	32,207
Northwest Bancshares, Inc.	3,382	43,357
OceanFirst Financial Corp.	600	11,190
Ocwen Financial Corp. (b)	3,900	39,780
Oritani Financial Corp. (a)	1,918	30,784
PennyMac Financial Services, Inc. (Class A) (b)	538	9,749
Provident Financial Services, Inc.	2,524	47,931
Radian Group, Inc. (a)	7,494	140,587
Stonegate Mortgage Corp. (b)	641	6,455
Territorial Bancorp, Inc.	346	8,394
TrustCo Bank Corp. NY (a)	4,015	28,226
United Community Financial Corp.	2,005	10,727
United Financial Bancorp, Inc.	2,119	28,501
Walker & Dunlop, Inc. (b)	964	25,777
Washington Federal, Inc. (a)	3,760	87,796
Waterstone Financial, Inc. (a)	1,377	18,176
WSFS Financial Corp. (a)	1,087	29,730

		1,472,829

TOBACCO — 0.2%
Universal Corp. (a)	895	51,302
Vector Group, Ltd. (a)	3,042	71,365

		122,667

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Aircastle, Ltd. (a)	2,288	51,869
Applied Industrial Technologies, Inc.	1,474	58,444
Beacon Roofing Supply, Inc. (b)	1,980	65,776
CAI International, Inc. (b)	735	15,134
DXP Enterprises, Inc. (b)	520	24,180
H&E Equipment Services, Inc.	1,223	24,423
Kaman Corp. (a)	1,144	47,979
MRC Global, Inc. (b)	3,700	57,128
Neff Corp. (Class A) (a)(b)	590	5,953
Rush Enterprises, Inc. (Class A) (a)(b)	1,304	34,178
Stock Building Supply Holdings, Inc. (a)(b)	643	12,571
TAL International Group, Inc. (a)(b)	1,238	39,121
Textainer Group Holdings, Ltd.	904	23,513
Titan Machinery, Inc. (b)	735	10,826
Veritiv Corp. (b)	300	10,938

		482,033

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)(b)	2,102	31,845

WATER UTILITIES — 0.2%
American States Water Co.	1,339	50,065
Artesian Resources Corp. (Class A) (a)	320	6,749
California Water Service Group	2,022	46,203
Connecticut Water Service, Inc.	463	15,816
Consolidated Water Co., Ltd.	500	6,300
Middlesex Water Co.	675	15,228
SJW Corp.	662	20,317
York Water Co. (a)	555	11,577

		172,255

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)(b)	1,598	13,200
NTELOS Holdings Corp. (a)(b)	620	2,864
RingCentral, Inc. (Class A) (b)	1,920	35,501
Shenandoah Telecommunications Co.	1,005	34,401
Spok Holdings, Inc.	905	15,240

		101,206

TOTAL COMMON STOCKS —
(Cost $72,508,565)		73,590,607

See accompanying notes to financial statements.

216

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Durata Therapeutics, Inc. (expiring 12/31/18) (b)(d)	580	$481
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (b)(d)	154	0

		481

HEALTH CARE PROVIDERS & SERVICES — 0.0% (c)
BioScrip, Inc. (expiring 7/27/15) (b)(d)	8	0

PHARMACEUTICALS — 0.0% (c)
Furiex Pharmaceuticals (CVR) (expiring 7/2/16) (b)(d)	209	1,703
Omthera Pharmaceutical, Inc. (CVR) (expiring 3/31/21) (b)(d)	24	0

		1,703

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (a)(b)(d)	2,486	6,265

TOTAL RIGHTS —
(Cost $8,307)		8,449

WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Magnum Hunter Resources Corp. (expiring 4/15/16) (b)(d) (Cost $0)	71	0

SHORT TERM INVESTMENTS — 24.8%
MONEY MARKET FUNDS — 24.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	17,967,196	17,967,196
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	400,968	400,968

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,368,164)		18,368,164

TOTAL INVESTMENTS — 124.3% (h)
(Cost $90,885,036)		91,967,220
OTHER ASSETS & LIABILITIES — (24.3)%		(17,980,946)

NET ASSETS — 100.0%		$73,986,274

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

217

SPDR S&P 500 Buyback ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.9%
Boeing Co.	1,006	$139,552
General Dynamics Corp.	1,143	161,952
L-3 Communications Holdings, Inc.	1,233	139,797
Northrop Grumman Corp.	936	148,478

		589,779

AIR FREIGHT & LOGISTICS — 2.0%
Expeditors International of Washington, Inc.	3,314	152,792
FedEx Corp.	891	151,826

		304,618

AIRLINES — 1.7%
American Airlines Group, Inc.	3,255	129,988
Southwest Airlines Co.	3,629	120,084

		250,072

AUTOMOBILES — 0.9%
General Motors Co.	4,249	141,619

BEVERAGES — 1.0%
Coca-Cola Enterprises, Inc.	3,398	147,609

CAPITAL MARKETS — 4.2%
Ameriprise Financial, Inc.	1,248	155,913
Goldman Sachs Group, Inc.	792	165,362
Legg Mason, Inc.	2,855	147,118
State Street Corp. (a)	2,035	156,695

		625,088

CHEMICALS — 6.4%
CF Industries Holdings, Inc.	2,730	175,484
Dow Chemical Co.	3,211	164,307
LyondellBasell Industries NV (Class A)	1,700	175,984
Monsanto Co.	1,293	137,821
Mosaic Co.	3,376	158,165
Sherwin-Williams Co.	534	146,861

		958,622

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Tyco International PLC	3,576	137,605

COMMUNICATIONS EQUIPMENT — 3.2%
F5 Networks, Inc. (b)	1,365	164,278
Juniper Networks, Inc.	6,537	169,766
Motorola Solutions, Inc.	2,475	141,916

		475,960

CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	2,628	139,310

CONSUMER FINANCE — 1.0%
Discover Financial Services	2,681	154,479

CONTAINERS & PACKAGING — 1.0%
MeadWestvaco Corp.	3,155	148,885

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Moody’s Corp.	1,464	158,054

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Corning, Inc.	6,931	136,749

ENERGY EQUIPMENT & SERVICES — 1.1%
Cameron International Corp. (b)	3,224	168,841

FOOD & STAPLES RETAILING — 1.0%
Kroger Co.	2,016	146,180

FOOD PRODUCTS — 1.7%
General Mills, Inc.	2,751	153,286
Keurig Green Mountain, Inc.	1,334	102,224

		255,510

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
C.R. Bard, Inc.	911	155,508
Intuitive Surgical, Inc. (b)	293	141,958
Varian Medical Systems, Inc. (b)	1,646	138,807

		436,273

HEALTH CARE PROVIDERS & SERVICES — 6.5%
AmerisourceBergen Corp.	1,347	143,240
Anthem, Inc.	1,006	165,125
Cardinal Health, Inc.	1,717	143,627
Cigna Corp.	1,162	188,244
Express Scripts Holding Co. (b)	1,748	155,467
HCA Holdings, Inc. (b)	1,986	180,170

		975,873

HOTELS, RESTAURANTS & LEISURE — 4.0%
Darden Restaurants, Inc.	2,259	160,570
Marriott International, Inc. (Class A)	1,935	143,945
Starwood Hotels & Resorts Worldwide, Inc.	1,835	148,800
Wyndham Worldwide Corp.	1,709	139,984

		593,299

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	930	143,499

INSURANCE — 8.1%
Allstate Corp.	2,157	139,925
American International Group, Inc.	2,745	169,696
Aon PLC	1,576	157,096
Chubb Corp.	1,546	147,086
Hartford Financial Services Group, Inc.	3,651	151,772
Torchmark Corp.	2,781	161,910
Travelers Cos., Inc.	1,443	139,480
XL Group PLC	4,104	152,669

		1,219,634

INTERNET & CATALOG RETAIL — 1.1%
Expedia, Inc.	1,566	171,242

INTERNET SOFTWARE & SERVICES — 2.9%
eBay, Inc. (b)	2,709	163,190
VeriSign, Inc. (b)	2,294	141,586
Yahoo!, Inc. (b)	3,439	135,118

		439,894

IT SERVICES — 3.8%
Computer Sciences Corp.	2,360	154,911
Fiserv, Inc. (b)	1,959	162,264
Teradata Corp. (b)	3,463	128,131
Xerox Corp.	11,719	124,690

		569,996

LEISURE PRODUCTS — 1.2%
Hasbro, Inc.	2,420	180,992

MACHINERY — 4.2%
Caterpillar, Inc.	1,875	159,038

See accompanying notes to financial statements.

218

SPDR S&P 500 Buyback ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Deere & Co.	1,738	$168,673
Illinois Tool Works, Inc.	1,593	146,221
Ingersoll-Rand PLC	2,265	152,706

		626,638

MEDIA — 5.9%
CBS Corp. (Class B)	2,523	140,026
Discovery Communications, Inc. (Series A) (b)	1,709	56,841
Discovery Communications, Inc. (Series C) (b)	3,109	96,628
Scripps Networks Interactive, Inc. (Class A)	2,252	147,213
Time Warner, Inc.	1,817	158,824
Twenty-First Century Fox, Inc. (Class A)	4,525	147,266
Viacom, Inc. (Class B)	2,243	144,988

		891,786

MULTILINE RETAIL — 1.8%
Kohl’s Corp.	1,982	124,093
Macy’s, Inc.	2,247	151,605

		275,698

OIL, GAS & CONSUMABLE FUELS — 2.0%
Hess Corp.	2,125	142,120
Marathon Petroleum Corp.	3,094	161,847

		303,967

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Altera Corp.	3,479	178,125
Intel Corp.	4,866	147,999
NVIDIA Corp.	6,828	137,311
Texas Instruments, Inc.	2,693	138,717

		602,152

SOFTWARE — 1.1%
Citrix Systems, Inc. (b)	2,427	170,278

SPECIALTY RETAIL — 9.8%
AutoNation, Inc. (b)	2,374	149,514
AutoZone, Inc. (b)	221	147,385
Bed Bath & Beyond, Inc. (b)	2,116	145,962
CarMax, Inc. (b)	2,123	140,564
GameStop Corp. (Class A)	3,846	165,224
Gap, Inc.	3,777	144,168
Home Depot, Inc.	1,343	149,247
Lowe’s Cos., Inc.	2,074	138,896
O’Reilly Automotive, Inc. (b)	706	159,542
Urban Outfitters, Inc. (b)	3,545	124,075

		1,464,577

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Apple, Inc.	1,222	153,269
EMC Corp.	6,016	158,762
Hewlett-Packard Co.	4,839	145,219
NetApp, Inc.	4,381	138,264
SanDisk Corp.	2,199	128,026

		723,540

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Fossil Group, Inc. (b)	1,820	126,235

TRADING COMPANIES & DISTRIBUTORS — 1.0%
United Rentals, Inc. (b)	1,619	141,857

TOTAL COMMON STOCKS —
(Cost $15,219,817)		14,996,410

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d) (Cost $16,993)	16,993	16,993

TOTAL INVESTMENTS — 99.9% (e)
(Cost $15,236,810)		15,013,403
OTHER ASSETS & LIABILITIES — 0.1%		14,625

NET ASSETS — 100.0%		$15,028,028

(a)	Affiliated issuer (Note 3).
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

219

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
Boeing Co.	18,788	$2,606,271
General Dynamics Corp.	12,105	1,715,157
Honeywell International, Inc.	22,946	2,339,804
Lockheed Martin Corp.	10,192	1,894,693
Northrop Grumman Corp.	5,306	841,691
Precision Castparts Corp.	4,403	880,028
Rockwell Collins, Inc.	4,825	445,589
Textron, Inc.	7,107	317,185

		11,040,418

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	8,450	527,196
Expeditors International of Washington, Inc.	5,280	243,434
FedEx Corp.	8,322	1,418,069
United Parcel Service, Inc. (Class B)	22,786	2,208,191

		4,396,890

AIRLINES — 0.8%
American Airlines Group, Inc.	28,760	1,148,531
Delta Air Lines, Inc.	47,415	1,947,808
Southwest Airlines Co.	39,093	1,293,587

		4,389,926

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	7,196	405,495

BANKS — 1.5%
Regions Financial Corp.	34,791	360,435
U.S. Bancorp	49,375	2,142,875
Wells Fargo & Co.	107,786	6,061,884

		8,565,194

BEVERAGES — 2.6%
Brown-Forman Corp. (Class B)	8,994	901,019
Coca-Cola Co.	126,487	4,962,085
Coca-Cola Enterprises, Inc.	6,617	287,442
Constellation Brands, Inc. (Class A)	9,678	1,122,842
Dr. Pepper Snapple Group, Inc.	11,228	818,521
Molson Coors Brewing Co. (Class B)	9,187	641,344
Monster Beverage Corp. (b)	8,294	1,111,562
PepsiCo, Inc.	51,102	4,769,861

		14,614,676

BIOTECHNOLOGY — 6.0%
Alexion Pharmaceuticals, Inc. (b)	12,942	2,339,525
Amgen, Inc.	43,666	6,703,604
Biogen, Inc. (b)	13,534	5,466,924
Celgene Corp. (b)	45,678	5,286,543
Gilead Sciences, Inc.	84,754	9,922,998
Regeneron Pharmaceuticals, Inc. (b)	4,311	2,199,171
Vertex Pharmaceuticals, Inc. (b)	9,822	1,212,821

		33,131,586

BUILDING PRODUCTS — 0.1%
Allegion PLC	3,630	218,308
Masco Corp.	9,212	245,684

		463,992

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc. (b)	1,972	431,079
Ameriprise Financial, Inc.	10,492	1,310,766
BlackRock, Inc.	4,626	1,600,503
Charles Schwab Corp.	42,939	1,401,958
E*TRADE Financial Corp. (b)	6,697	200,575
Franklin Resources, Inc.	11,490	563,355
Invesco, Ltd.	14,170	531,233
Legg Mason, Inc.	5,806	299,183
Northern Trust Corp.	6,230	476,346
T. Rowe Price Group, Inc.	10,042	780,565

		7,595,563

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	7,915	1,083,009
Airgas, Inc.	2,056	217,484
CF Industries Holdings, Inc.	7,505	482,421
E. I. du Pont de Nemours & Co.	26,107	1,669,543
Ecolab, Inc.	15,484	1,750,776
International Flavors & Fragrances, Inc.	2,689	293,881
Monsanto Co.	18,369	1,957,952
PPG Industries, Inc.	10,308	1,182,534
Praxair, Inc.	8,844	1,057,300
Sherwin-Williams Co.	4,617	1,269,767
Sigma-Aldrich Corp.	6,905	962,212

		11,926,879

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	5,539	468,544
Stericycle, Inc. (b)	4,916	658,301
Tyco International PLC	11,771	452,948
Waste Management, Inc.	12,285	569,410

		2,149,203

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	187,825	5,157,674
F5 Networks, Inc. (b)	4,148	499,212
Motorola Solutions, Inc.	5,249	300,978
QUALCOMM, Inc.	93,891	5,880,393

		11,838,257

CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc. (b)	5,887	169,663

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc. (a)	3,574	505,757
Vulcan Materials Co.	4,516	379,028

		884,785

CONSUMER FINANCE — 0.7%
American Express Co.	29,687	2,307,274
Discover Financial Services	17,953	1,034,452
Navient Corp.	23,129	421,179

		3,762,905

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,419	380,143
Sealed Air Corp.	7,743	397,835

		777,978

DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,090	455,708

See accompanying notes to financial statements.

220

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	10,719	$317,818

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Intercontinental Exchange, Inc.	4,550	1,017,425
McGraw Hill Financial, Inc.	9,824	986,821
Moody’s Corp.	10,182	1,099,249

		3,103,495

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Frontier Communications Corp. (a)	25,452	125,987
Level 3 Communications, Inc. (b)	16,986	894,653

		1,020,640

ELECTRIC UTILITIES — 0.3%
Edison International	8,238	457,868
NextEra Energy, Inc.	12,783	1,253,118

		1,710,986

ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	8,477	464,370
Rockwell Automation, Inc.	3,984	496,566

		960,936

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. (Class A)	17,858	1,035,228
Corning, Inc.	31,689	625,224
FLIR Systems, Inc.	3,840	118,349
TE Connectivity, Ltd.	10,813	695,276

		2,474,077

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. (b)	4,968	260,174
FMC Technologies, Inc. (b)	9,183	381,003
Schlumberger, Ltd.	34,464	2,970,452

		3,611,629

FOOD & STAPLES RETAILING — 1.4%
CVS Health Corp.	65,002	6,817,410
Kroger Co.	13,308	964,963

		7,782,373

FOOD PRODUCTS — 1.1%
Campbell Soup Co. (a)	6,020	286,853
ConAgra Foods, Inc.	9,508	415,690
General Mills, Inc.	17,361	967,355
Hershey Co.	5,253	466,624
Hormel Foods Corp.	4,610	259,866
Kellogg Co.	7,117	446,236
Keurig Green Mountain, Inc. (a)	7,005	536,793
Kraft Foods Group, Inc.	16,901	1,438,951
McCormick & Co., Inc. (a)	4,093	331,328
Mead Johnson Nutrition Co.	11,599	1,046,462

		6,196,158

GAS UTILITIES — 0.0% (c)
AGL Resources, Inc.	2,744	127,761

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	34,645	1,700,377
Baxter International, Inc.	18,371	1,284,684
Becton, Dickinson and Co.	11,994	1,698,950
Boston Scientific Corp. (b)	35,145	622,067
C.R. Bard, Inc.	4,313	736,229
DENTSPLY International, Inc.	5,092	262,493
Edwards Lifesciences Corp. (b)	6,196	882,496
Intuitive Surgical, Inc. (b)	2,154	1,043,613
Medtronic PLC	82,188	6,090,131
St. Jude Medical, Inc.	10,150	741,660
Stryker Corp.	17,176	1,641,510
Varian Medical Systems, Inc. (b)	3,931	331,501
Zimmer Biomet Holdings, Inc.	6,554	715,893

		17,751,604

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	9,086	1,158,102
AmerisourceBergen Corp.	11,927	1,268,317
Cigna Corp.	6,596	1,068,552
DaVita HealthCare Partners, Inc. (b)	9,847	782,541
Express Scripts Holding Co. (b)	19,654	1,748,027
HCA Holdings, Inc. (b)	13,375	1,213,380
Henry Schein, Inc. (b)	3,287	467,148
McKesson Corp.	5,671	1,274,898
Patterson Cos., Inc.	2,956	143,809
Tenet Healthcare Corp. (b)	2,777	160,733
UnitedHealth Group, Inc.	26,841	3,274,602
Universal Health Services, Inc. (Class B)	2,825	401,432

		12,961,541

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	17,502	1,208,688

HOTELS, RESTAURANTS & LEISURE — 2.0%
Chipotle Mexican Grill, Inc. (b)	1,737	1,050,868
Marriott International, Inc. (Class A)	11,973	890,672
McDonald’s Corp.	28,690	2,727,558
Royal Caribbean Cruises, Ltd.	5,387	423,903
Starbucks Corp.	57,753	3,096,427
Starwood Hotels & Resorts Worldwide, Inc.	5,510	446,806
Wyndham Worldwide Corp.	6,912	566,162
Wynn Resorts, Ltd. (a)	4,621	455,954
Yum! Brands, Inc.	14,054	1,265,984

		10,924,334

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	19,121	523,151
Garmin, Ltd. (a)	3,953	173,655
Harman International Industries, Inc.	3,932	467,672
Leggett & Platt, Inc.	7,921	385,594
Lennar Corp. (Class A) (a)	10,236	522,445
Mohawk Industries, Inc. (b)	1,700	324,530
Newell Rubbermaid, Inc.	10,278	422,529
Pulte Group, Inc.	10,140	204,321

		3,023,897

HOUSEHOLD PRODUCTS — 1.7%
Clorox Co.	4,391	456,752
Colgate-Palmolive Co.	28,919	1,891,592
Kimberly-Clark Corp.	11,727	1,242,710
Procter & Gamble Co.	76,646	5,996,783

		9,587,837

See accompanying notes to financial statements.

221

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	24,467	$3,775,258
Danaher Corp.	20,105	1,720,787
Roper Technologies, Inc.	4,011	691,737

		6,187,782

INSURANCE — 0.5%
Allstate Corp.	9,927	643,965
Aon PLC	9,336	930,612
Marsh & McLennan Cos., Inc.	18,662	1,058,135

		2,632,712

INTERNET & CATALOG RETAIL — 3.0%
Amazon.com, Inc. (b)	22,060	9,576,025
Expedia, Inc.	5,688	621,983
Netflix, Inc. (b)	3,519	2,311,772
Priceline Group, Inc. (b)	3,018	3,474,834
TripAdvisor, Inc. (a)(b)	6,455	562,489

		16,547,103

INTERNET SOFTWARE & SERVICES — 6.2%
Akamai Technologies, Inc. (b)	10,277	717,540
eBay, Inc. (b)	63,315	3,814,095
Facebook, Inc. (Class A) (b)	121,395	10,411,442
Google, Inc. (Class A) (b)	16,472	8,895,539
Google, Inc. (Class C) (b)	16,515	8,596,223
VeriSign, Inc. (a)(b)	6,015	371,246
Yahoo!, Inc. (b)	50,087	1,967,918

		34,774,003

IT SERVICES — 4.2%
Accenture PLC (Class A)	20,559	1,989,700
Alliance Data Systems Corp. (b)	3,599	1,050,692
Automatic Data Processing, Inc.	27,325	2,192,285
Cognizant Technology Solutions Corp. (Class A) (b)	35,014	2,139,005
Fidelity National Information Services, Inc.	10,313	637,343
Fiserv, Inc. (b)	13,723	1,136,676
Mastercard, Inc. (Class A)	56,129	5,246,939
Paychex, Inc.	12,236	573,624
Teradata Corp. (a)(b)	4,580	169,460
Total System Services, Inc.	6,474	270,419
Visa, Inc. (Class A) (a)	111,580	7,492,597
Western Union Co. (a)	16,803	341,605

		23,240,345

LEISURE PRODUCTS — 0.0% (c)
Hasbro, Inc. (a)	3,137	234,616

LIFE SCIENCES TOOLS & SERVICES — 0.6%
PerkinElmer, Inc.	3,950	207,928
Thermo Fisher Scientific, Inc.	22,858	2,966,054
Waters Corp. (b)	3,070	394,127

		3,568,109

MACHINERY — 0.5%
Illinois Tool Works, Inc.	11,211	1,029,058
PACCAR, Inc. (a)	10,836	691,445
Pall Corp.	4,115	512,112
Snap-On, Inc.	2,257	359,427

		2,592,042

MEDIA — 5.4%
CBS Corp. (Class B)	12,139	673,715
Comcast Corp. (Class A)	97,100	5,839,594
DIRECTV (b)	28,915	2,683,023
Discovery Communications, Inc. (Series A) (a)(b)	8,362	278,120
Discovery Communications, Inc. (Series C) (b)	15,872	493,302
Interpublic Group of Cos., Inc.	11,787	227,135
Omnicom Group, Inc.	7,413	515,129
Scripps Networks Interactive, Inc. (Class A) (a)	5,636	368,425
Time Warner Cable, Inc.	10,850	1,933,145
Time Warner, Inc.	47,755	4,174,265
Twenty-First Century Fox, Inc. (Class A)	58,097	1,890,767
Viacom, Inc. (Class B)	10,819	699,340
Walt Disney Co.	89,972	10,269,404

		30,045,364

MULTI-UTILITIES — 0.5%
Dominion Resources, Inc.	15,831	1,058,619
NiSource, Inc.	8,556	390,068
Sempra Energy	7,290	721,272
WEC Energy Group, Inc.	8,725	392,345

		2,562,304

MULTILINE RETAIL — 0.6%
Dollar General Corp.	10,794	839,126
Dollar Tree, Inc. (b)	11,876	938,085
Family Dollar Stores, Inc.	2,642	208,216
Macy’s, Inc.	8,555	577,206
Nordstrom, Inc.	8,108	604,046

		3,166,679

OIL, GAS & CONSUMABLE FUELS — 2.4%
Anadarko Petroleum Corp.	15,167	1,183,936
Cabot Oil & Gas Corp.	23,701	747,529
Cimarex Energy Co.	2,594	286,144
EOG Resources, Inc.	31,523	2,759,839
EQT Corp.	5,803	472,016
Kinder Morgan, Inc.	99,999	3,838,962
Pioneer Natural Resources Co.	5,903	818,687
Range Resources Corp. (a)	9,707	479,332
Spectra Energy Corp.	20,481	667,681
Williams Cos., Inc.	38,668	2,219,156

		13,473,282

PAPER & FOREST PRODUCTS — 0.1%
Weyerhaeuser Co.	21,440	675,360

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (Class A)	7,195	623,519

PHARMACEUTICALS — 7.2%
AbbVie, Inc.	98,825	6,640,051
Allergan PLC (b)	22,580	6,852,127
Bristol-Myers Squibb Co.	50,671	3,371,648
Eli Lilly & Co.	34,431	2,874,644
Endo International PLC (b)	6,972	555,320
Hospira, Inc. (b)	9,687	859,334
Johnson & Johnson	92,700	9,034,542

See accompanying notes to financial statements.

222

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Mallinckrodt PLC (b)	6,654	$783,309
Merck & Co., Inc.	93,057	5,297,735
Mylan NV (b)	23,700	1,608,282
Perrigo Co. PLC	4,060	750,410
Zoetis, Inc.	28,804	1,388,929

		40,016,331

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	1,325	161,650
Equifax, Inc.	4,906	476,324
Nielsen NV	21,289	953,108
Robert Half International, Inc.	7,762	430,791

		2,021,873

REAL ESTATE INVESTMENT TRUSTS — 4.0%
American Tower Corp.	24,187	2,256,405
Apartment Investment & Management Co. (Class A)	9,007	332,629
AvalonBay Communities, Inc.	7,614	1,217,250
Boston Properties, Inc.	8,790	1,063,942
Crown Castle International Corp.	19,173	1,539,592
Equinix, Inc.	3,229	820,166
Equity Residential	20,881	1,465,220
Essex Property Trust, Inc.	3,662	778,175
General Growth Properties, Inc.	36,077	925,736
HCP, Inc.	14,791	539,428
Health Care REIT, Inc.	19,893	1,305,578
Host Hotels & Resorts, Inc.	43,615	864,885
Iron Mountain, Inc. (a)	10,749	333,219
Kimco Realty Corp.	23,669	533,499
Macerich Co.	8,121	605,827
Plum Creek Timber Co., Inc.	5,039	204,432
Public Storage	8,321	1,534,143
Realty Income Corp. (a)	12,915	573,297
Simon Property Group, Inc.	17,855	3,089,272
SL Green Realty Corp.	3,532	388,131
Ventas, Inc.	19,093	1,185,484
Vornado Realty Trust	6,128	581,731

		22,138,041

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (Class A) (b)	16,109	596,033

ROAD & RAIL — 1.5%
CSX Corp.	57,246	1,869,082
J.B. Hunt Transport Services, Inc.	5,300	435,077
Kansas City Southern	3,399	309,989
Norfolk Southern Corp.	11,922	1,041,506
Union Pacific Corp.	50,673	4,832,684

		8,488,338

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Altera Corp.	8,935	457,472
Analog Devices, Inc.	9,175	588,897
Applied Materials, Inc.	44,877	862,536
Avago Technologies, Ltd.	14,602	1,941,044
Broadcom Corp. (Class A)	30,951	1,593,667
Intel Corp.	273,465	8,317,438
KLA-Tencor Corp.	4,272	240,129
Lam Research Corp.	9,130	742,726
Linear Technology Corp.	7,532	333,140
Microchip Technology, Inc. (a)	7,172	340,132
Micron Technology, Inc. (b)	61,759	1,163,540
NVIDIA Corp.	29,765	598,574
Qorvo, Inc. (b)	8,500	682,295
Skyworks Solutions, Inc.	10,991	1,144,163
Texas Instruments, Inc.	38,518	1,984,062
Xilinx, Inc.	7,444	328,727

		21,318,542

SOFTWARE — 6.1%
Adobe Systems, Inc. (b)	18,836	1,525,904
Autodesk, Inc. (b)	13,104	656,183
Citrix Systems, Inc. (b)	9,256	649,401
Electronic Arts, Inc. (b)	17,864	1,187,956
Intuit, Inc.	15,879	1,600,127
Microsoft Corp.	466,346	20,589,176
Oracle Corp.	121,669	4,903,261
Red Hat, Inc. (b)	10,513	798,252
Salesforce.com, Inc. (b)	23,667	1,647,933
Symantec Corp.	21,890	508,942

		34,067,135

SPECIALTY RETAIL — 3.7%
AutoNation, Inc. (b)	1,796	113,112
AutoZone, Inc. (b)	1,881	1,254,439
Bed Bath & Beyond, Inc. (a)(b)	5,227	360,558
CarMax, Inc. (b)	6,022	398,717
Gap, Inc. (a)	6,746	257,495
Home Depot, Inc.	74,842	8,317,191
L Brands, Inc.	9,953	853,271
Lowe’s Cos., Inc.	53,714	3,597,227
O’Reilly Automotive, Inc. (b)	5,847	1,321,305
Ross Stores, Inc.	23,842	1,158,960
Tiffany & Co.	4,454	408,877
TJX Cos., Inc.	25,956	1,717,508
Tractor Supply Co. (a)	7,839	705,040

		20,463,700

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.4%
Apple, Inc.	332,038	41,645,866
EMC Corp.	79,508	2,098,216
NetApp, Inc.	9,343	294,865
SanDisk Corp.	12,278	714,826
Seagate Technology PLC (a)	18,854	895,565
Western Digital Corp.	12,505	980,642

		46,629,980

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Fossil Group, Inc. (a)(b)	1,680	116,525
Hanesbrands, Inc.	22,609	753,332
Michael Kors Holdings, Ltd. (b)	11,498	483,951
NIKE, Inc. (Class B)	40,154	4,337,435
Ralph Lauren Corp.	1,892	250,425
Under Armour, Inc. (Class A) (a)(b)	9,613	802,108
V.F. Corp.	19,674	1,372,065

		8,115,841

TOBACCO — 2.0%
Altria Group, Inc.	113,209	5,537,052
Philip Morris International, Inc.	48,889	3,919,431

See accompanying notes to financial statements.

223

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Reynolds American, Inc.	23,742	$1,772,578

		11,229,061

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	9,841	415,093
United Rentals, Inc. (a)(b)	5,524	484,013
W.W. Grainger, Inc. (a)	1,667	394,496

		1,293,602

TOTAL COMMON STOCKS —
(Cost $460,260,379)		556,034,589

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	11,443,495	11,443,495
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	204,284	204,284

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,647,779)		11,647,779

TOTAL INVESTMENTS — 102.0% (g)
(Cost $471,908,158)		567,682,368
OTHER ASSETS & LIABILITIES — (2.0)%		(11,218,376)

NET ASSETS — 100.0%		$556,463,992

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

224

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.3%
Boeing Co.	8,619	$1,195,628
General Dynamics Corp.	2,775	393,190
Honeywell International, Inc.	10,120	1,031,936
L-3 Communications Holdings, Inc.	2,153	244,107
Lockheed Martin Corp.	2,469	458,987
Northrop Grumman Corp.	2,821	447,495
Precision Castparts Corp.	1,762	352,171
Raytheon Co.	8,163	781,036
Rockwell Collins, Inc.	1,272	117,469
Textron, Inc.	4,011	179,011
United Technologies Corp.	22,021	2,442,790

		7,643,820

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	2,938	135,457
FedEx Corp.	3,097	527,729
United Parcel Service, Inc. (Class B)	7,931	768,593

		1,431,779

AIRLINES — 0.1%
American Airlines Group, Inc.	5,374	214,611

AUTO COMPONENTS — 0.9%
BorgWarner, Inc.	6,071	345,076
Delphi Automotive PLC	7,869	669,573
Goodyear Tire & Rubber Co.	7,257	218,798
Johnson Controls, Inc.	17,639	873,660

		2,107,107

AUTOMOBILES — 1.3%
Ford Motor Co.	105,234	1,579,562
General Motors Co.	35,758	1,191,814
Harley-Davidson, Inc.	2,348	132,310

		2,903,686

BANKS — 11.4%
Bank of America Corp.	280,093	4,767,183
BB&T Corp.	19,106	770,163
Citigroup, Inc.	80,763	4,461,348
Comerica, Inc.	4,796	246,131
Fifth Third Bancorp	21,848	454,875
Huntington Bancshares, Inc.	21,639	244,737
JPMorgan Chase & Co.	99,282	6,727,348
KeyCorp	23,029	345,895
M&T Bank Corp. (a)	3,503	437,630
People’s United Financial, Inc. (a)	8,145	132,030
PNC Financial Services Group, Inc.	13,964	1,335,657
Regions Financial Corp.	19,291	199,855
SunTrust Banks, Inc.	13,785	593,031
U.S. Bancorp	24,697	1,071,850
Wells Fargo & Co.	74,937	4,214,457
Zions Bancorporation (a)	5,407	171,591

		26,173,781

BEVERAGES — 1.5%
Coca-Cola Co.	45,978	1,803,717
Coca-Cola Enterprises, Inc.	2,848	123,717
PepsiCo, Inc.	15,904	1,484,479

		3,411,913

BIOTECHNOLOGY — 0.1%
Vertex Pharmaceuticals, Inc. (b)	1,855	229,055

BUILDING PRODUCTS — 0.1%
Allegion PLC	839	50,458
Masco Corp.	5,229	139,457

		189,915

CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc. (b)	588	128,537
Bank of New York Mellon Corp.	29,900	1,254,903
BlackRock, Inc.	1,172	405,488
Charles Schwab Corp.	10,657	347,951
E*TRADE Financial Corp. (b)	4,572	136,931
Franklin Resources, Inc.	5,088	249,465
Goldman Sachs Group, Inc.	10,815	2,258,064
Invesco, Ltd.	4,893	183,439
Morgan Stanley	41,059	1,592,679
Northern Trust Corp.	2,988	228,462
State Street Corp. (c)	11,102	854,854
T. Rowe Price Group, Inc. (a)	2,246	174,582

		7,815,355

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	1,513	207,024
Airgas, Inc.	884	93,510
CF Industries Holdings, Inc.	3,155	202,803
Dow Chemical Co.	28,987	1,483,265
E. I. du Pont de Nemours & Co.	12,015	768,359
Eastman Chemical Co.	3,913	320,162
FMC Corp. (a)	3,522	185,081
International Flavors & Fragrances, Inc.	878	95,957
LyondellBasell Industries NV (Class A)	10,525	1,089,548
Monsanto Co.	4,407	469,742
Mosaic Co.	8,366	391,947
PPG Industries, Inc.	2,546	292,077
Praxair, Inc.	3,600	430,380

		6,029,855

COMMERCIAL SERVICES & SUPPLIES — 0.4%
ADT Corp. (a)	4,810	161,472
Pitney Bowes, Inc.	5,284	109,960
Republic Services, Inc.	6,721	263,262
Tyco International PLC	5,851	225,146
Waste Management, Inc.	5,718	265,029

		1,024,869

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	48,764	1,339,060
Harris Corp.	3,275	251,880
Juniper Networks, Inc.	9,624	249,935
Motorola Solutions, Inc.	2,630	150,804

		1,991,679

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	3,966	210,238
Jacobs Engineering Group, Inc. (a)(b)	3,642	147,938
Quanta Services, Inc. (b)	3,030	87,324

		445,500

See accompanying notes to financial statements.

225

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	1,420	$119,181

CONSUMER FINANCE — 1.0%
American Express Co.	9,707	754,428
Capital One Financial Corp.	14,692	1,292,455
Discover Financial Services	3,627	208,988

		2,255,871

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	2,432	148,206
Ball Corp.	1,151	80,743
MeadWestvaco Corp.	7,363	347,460
Owens-Illinois, Inc. (b)	4,359	99,995
Sealed Air Corp.	2,056	105,637

		782,041

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,660	148,620

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	2,472	73,295

DIVERSIFIED FINANCIAL SERVICES — 3.6%
Berkshire Hathaway, Inc. (Class B) (b)	48,635	6,619,710
CME Group, Inc.	8,344	776,493
Intercontinental Exchange, Inc.	880	196,777
Leucadia National Corp.	8,383	203,539
McGraw Hill Financial, Inc.	2,696	270,813
NASDAQ OMX Group, Inc.	3,323	162,195

		8,229,527

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
AT&T, Inc.	138,818	4,930,816
CenturyLink, Inc.	15,132	444,578
Frontier Communications Corp. (a)	14,833	73,423
Verizon Communications, Inc.	108,982	5,079,651

		10,528,468

ELECTRIC UTILITIES — 3.0%
American Electric Power Co., Inc.	12,925	684,637
Duke Energy Corp.	18,471	1,304,422
Edison International	4,843	269,174
Entergy Corp.	4,824	340,092
Eversource Energy (a)	8,439	383,215
Exelon Corp. (a)	23,060	724,545
FirstEnergy Corp.	11,362	369,833
NextEra Energy, Inc.	5,703	559,065
Pepco Holdings, Inc.	6,912	186,209
Pinnacle West Capital Corp.	2,969	168,907
PPL Corp.	17,660	520,440
Southern Co. (a)	24,187	1,013,436
Xcel Energy, Inc.	13,372	430,311

		6,954,286

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	2,649	145,112
Eaton Corp. PLC	12,552	847,135
Emerson Electric Co.	17,833	988,483
Rockwell Automation, Inc.	1,762	219,616

		2,200,346

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	19,411	382,979
FLIR Systems, Inc.	2,008	61,887
TE Connectivity, Ltd.	5,817	374,033

		818,899

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	11,464	707,329
Cameron International Corp. (b)	2,943	154,125
Diamond Offshore Drilling, Inc. (a)	1,872	48,316
Ensco PLC (Class A) (a)	6,205	138,185
FMC Technologies, Inc. (b)	1,957	81,196
Halliburton Co.	22,396	964,596
Helmerich & Payne, Inc. (a)	2,841	200,063
National Oilwell Varco, Inc.	10,387	501,485
Noble Corp. PLC (a)	6,985	107,499
Schlumberger, Ltd.	18,122	1,561,935
Transocean, Ltd. (a)	9,100	146,692

		4,611,421

FOOD & STAPLES RETAILING — 3.5%
Costco Wholesale Corp.	11,753	1,587,360
Kroger Co.	6,914	501,334
Sysco Corp. (a)	15,708	567,059
Wal-Mart Stores, Inc.	41,992	2,978,492
Walgreens Boots Alliance, Inc.	23,204	1,959,346
Whole Foods Market, Inc.	9,495	374,483

		7,968,074

FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	16,601	800,500
Campbell Soup Co. (a)	2,043	97,349
ConAgra Foods, Inc.	6,901	301,712
General Mills, Inc.	8,141	453,617
Hershey Co.	1,466	130,225
Hormel Foods Corp.	1,395	78,636
J.M. Smucker Co. (a)	2,547	276,120
Kellogg Co.	3,498	219,325
Kraft Foods Group, Inc.	7,830	666,646
McCormick & Co., Inc. (a)	1,673	135,429
Mondelez International, Inc. (Class A)	43,516	1,790,248
Tyson Foods, Inc. (Class A)	7,984	340,358

		5,290,165

GAS UTILITIES — 0.0% (d)
AGL Resources, Inc.	1,853	86,276

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Abbott Laboratories	23,899	1,172,963
Baxter International, Inc.	5,886	411,608
Boston Scientific Corp. (b)	18,973	335,822
DENTSPLY International, Inc.	1,440	74,232
St. Jude Medical, Inc.	2,843	207,738
Varian Medical Systems, Inc. (b)	823	69,403
Zimmer Biomet Holdings, Inc.	1,551	169,416

		2,441,182

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aetna, Inc.	5,096	649,536
Anthem, Inc.	7,084	1,162,768
Cardinal Health, Inc.	8,791	735,367

See accompanying notes to financial statements.

226

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Cigna Corp.	3,921	$635,202
Express Scripts Holding Co. (a)(b)	10,273	913,681
HCA Holdings, Inc. (b)	1,695	153,770
Henry Schein, Inc. (b)	720	102,326
Humana, Inc.	3,996	764,355
Laboratory Corp. of America Holdings (b)	2,652	321,475
McKesson Corp.	3,621	814,037
Patterson Cos., Inc.	926	45,050
Quest Diagnostics, Inc. (a)	3,925	284,641
Tenet Healthcare Corp. (b)	1,300	75,244
UnitedHealth Group, Inc.	13,011	1,587,342
Universal Health Services, Inc. (Class B)	1,175	166,968

		8,411,762

HOTELS, RESTAURANTS & LEISURE — 1.5%
Carnival Corp.	11,914	588,432
Darden Restaurants, Inc.	3,459	245,866
McDonald’s Corp.	12,321	1,171,358
Royal Caribbean Cruises, Ltd.	1,962	154,390
Starbucks Corp.	13,101	702,410
Starwood Hotels & Resorts Worldwide, Inc.	2,067	167,613
Yum! Brands, Inc.	5,205	468,866

		3,498,935

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (a)	1,388	60,975
Mohawk Industries, Inc. (b)	881	168,183
Newell Rubbermaid, Inc.	2,410	99,075
Pulte Group, Inc.	4,124	83,099
Whirlpool Corp.	2,042	353,368

		764,700

HOUSEHOLD PRODUCTS — 1.8%
Clorox Co.	1,551	161,335
Colgate-Palmolive Co.	9,276	606,743
Kimberly-Clark Corp.	4,399	466,162
Procter & Gamble Co.	36,976	2,893,002

		4,127,242

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	17,229	228,456
NRG Energy, Inc.	9,336	213,608

		442,064

INDUSTRIAL CONGLOMERATES — 3.8%
3M Co.	5,584	861,612
Danaher Corp.	6,944	594,337
General Electric Co.	269,374	7,157,267
Roper Technologies, Inc.	746	128,655

		8,741,871

INSURANCE — 5.3%
ACE, Ltd.	8,824	897,224
Aflac, Inc.	11,728	729,482
Allstate Corp.	6,608	428,661
American International Group, Inc.	35,616	2,201,781
Aon PLC	3,137	312,696
Assurant, Inc.	1,967	131,789
Chubb Corp.	6,257	595,291
Cincinnati Financial Corp.	4,031	202,275
Genworth Financial, Inc. (Class A) (b)	13,258	100,363
Hartford Financial Services Group, Inc.	11,423	474,854
Lincoln National Corp.	6,880	407,434
Loews Corp.	7,970	306,925
Marsh & McLennan Cos., Inc.	5,767	326,989
MetLife, Inc.	29,739	1,665,087
Principal Financial Group, Inc.	7,204	369,493
Progressive Corp.	14,206	395,353
Prudential Financial, Inc.	12,146	1,063,018
Torchmark Corp. (a)	3,432	199,811
Travelers Cos., Inc.	8,552	826,636
Unum Group	6,705	239,704
XL Group PLC (a)	8,083	300,688

		12,175,554

IT SERVICES — 2.5%
Accenture PLC (Class A)	7,102	687,332
Computer Sciences Corp.	3,742	245,625
Fidelity National Information Services, Inc.	2,738	169,208
International Business Machines Corp.	24,493	3,984,031
Paychex, Inc. (a)	2,863	134,218
Teradata Corp. (a)(b)	1,775	65,675
Total System Services, Inc.	1,369	57,183
Western Union Co. (a)	6,397	130,051
Xerox Corp.	28,484	303,070

		5,776,393

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (a)	1,612	120,561
Mattel, Inc. (a)	9,004	231,313

		351,874

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	8,789	339,080
PerkinElmer, Inc.	1,416	74,538
Waters Corp. (b)	783	100,521

		514,139

MACHINERY — 2.7%
Caterpillar, Inc.	16,000	1,357,120
Cummins, Inc.	4,490	589,043
Deere & Co. (a)	9,035	876,847
Dover Corp.	4,427	310,687
Flowserve Corp.	3,626	190,945
Illinois Tool Works, Inc.	4,141	380,102
Ingersoll-Rand PLC	7,033	474,165
Joy Global, Inc. (a)	2,839	102,772
PACCAR, Inc.	4,405	281,083
Pall Corp.	1,043	129,801
Parker-Hannifin Corp.	3,844	447,173
Pentair PLC	4,914	337,837
Snap-On, Inc.	553	88,065
Stanley Black & Decker, Inc.	4,219	444,008
WestRock Co. (b)	2,071	126,124
Xylem, Inc.	4,830	179,048

		6,314,820

See accompanying notes to financial statements.

227

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

MEDIA — 1.7%
Cablevision Systems Corp. (Class A) (a)	6,085	$145,675
CBS Corp. (Class B)	6,586	365,523
Comcast Corp. (Class A)	22,141	1,331,560
Gannett Co., Inc. (b)	3,032	42,411
Interpublic Group of Cos., Inc.	5,688	109,608
News Corp. (Class A) (b)	13,204	192,646
Omnicom Group, Inc.	3,131	217,573
TEGNA, Inc.	6,063	194,440
Time Warner Cable, Inc.	2,445	435,626
Twenty-First Century Fox, Inc. (Class A)	20,382	663,332
Viacom, Inc. (Class B)	4,801	310,337

		4,008,731

METALS & MINING — 0.7%
Alcoa, Inc.	31,836	354,971
Allegheny Technologies, Inc.	2,916	88,063
Freeport-McMoRan, Inc.	27,547	512,925
Newmont Mining Corp.	13,271	310,011
Nucor Corp.	8,545	376,578

		1,642,548

MULTI-UTILITIES — 1.8%
Ameren Corp.	6,697	252,343
CenterPoint Energy, Inc.	11,766	223,907
CMS Energy Corp.	7,316	232,941
Consolidated Edison, Inc.	7,881	456,152
Dominion Resources, Inc.	8,163	545,860
DTE Energy Co.	4,697	350,584
NiSource, Inc.	4,452	202,967
PG&E Corp.	12,749	625,976
Public Service Enterprise Group, Inc.	13,549	532,205
SCANA Corp. (a)	3,867	195,863
Sempra Energy	2,705	267,633
TECO Energy, Inc. (a)	6,694	118,216
WEC Energy Group, Inc.	4,240	190,675

		4,195,322

MULTILINE RETAIL — 1.0%
Dollar General Corp.	3,087	239,983
Family Dollar Stores, Inc.	1,292	101,823
Kohl’s Corp. (a)	5,417	339,158
Macy’s, Inc.	5,190	350,169
Target Corp.	16,847	1,375,221

		2,406,354

OIL, GAS & CONSUMABLE FUELS — 11.2%
Anadarko Petroleum Corp.	6,460	504,268
Apache Corp.	9,965	574,283
Chesapeake Energy Corp. (a)	13,711	153,152
Chevron Corp.	50,141	4,837,102
Cimarex Energy Co.	1,168	128,842
ConocoPhillips	32,998	2,026,407
CONSOL Energy, Inc. (a)	6,041	131,331
Devon Energy Corp.	10,330	614,532
EQT Corp.	1,370	111,436
Exxon Mobil Corp.	111,682	9,291,942
Hess Corp. (a)	6,477	433,182
Marathon Oil Corp.	18,318	486,160
Marathon Petroleum Corp.	14,553	761,268
Murphy Oil Corp. (a)	4,635	192,677
Newfield Exploration Co. (b)	4,310	155,677
Noble Energy, Inc.	10,290	439,177
Occidental Petroleum Corp.	20,557	1,598,718
ONEOK, Inc.	5,525	218,127
Phillips 66	14,451	1,164,173
Pioneer Natural Resources Co.	1,173	162,683
Southwestern Energy Co. (a)(b)	10,310	234,346
Spectra Energy Corp.	8,394	273,644
Tesoro Corp.	3,372	284,631
Valero Energy Corp.	13,839	866,321

		25,644,079

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co.	11,188	532,437
Weyerhaeuser Co.	4,069	128,173

		660,610

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (Class A)	2,643	229,042

PHARMACEUTICALS — 5.7%
Bristol-Myers Squibb Co.	20,694	1,376,979
Eli Lilly & Co.	10,170	849,093
Endo International PLC (b)	2,166	172,522
Johnson & Johnson	31,201	3,040,849
Merck & Co., Inc.	32,502	1,850,339
Perrigo Co. PLC	1,859	343,599
Pfizer, Inc.	164,598	5,518,971

		13,152,352

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	390	47,580
Equifax, Inc.	979	95,051

		142,631

REAL ESTATE INVESTMENT TRUSTS — 0.5%
HCP, Inc.	5,317	193,911
Plum Creek Timber Co., Inc.	2,050	83,168
ProLogis, Inc.	13,667	507,046
SL Green Realty Corp. (a)	974	107,033
Vornado Realty Trust	1,767	167,741

		1,058,899

ROAD & RAIL — 0.2%
Kansas City Southern	1,369	124,853
Norfolk Southern Corp.	2,741	239,454
Ryder Systems, Inc.	1,458	127,385

		491,692

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Altera Corp.	3,962	202,855
Analog Devices, Inc.	3,992	256,227
Applied Materials, Inc.	11,583	222,625
First Solar, Inc. (b)	1,957	91,940
KLA-Tencor Corp.	2,349	132,037
Linear Technology Corp.	2,747	121,500
Microchip Technology, Inc. (a)	2,055	97,458
Texas Instruments, Inc.	10,135	522,054

See accompanying notes to financial statements.

228

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Xilinx, Inc.	3,740	$165,158

		1,811,854

SOFTWARE — 1.0%
Adobe Systems, Inc. (b)	3,909	316,668
CA, Inc.	8,494	248,790
Oracle Corp.	29,207	1,177,042
Salesforce.com, Inc. (b)	4,970	346,061
Symantec Corp.	8,636	200,787

		2,289,348

SPECIALTY RETAIL — 0.8%
AutoNation, Inc. (b)	1,145	72,112
Bed Bath & Beyond, Inc. (a)(b)	2,548	175,761
Best Buy Co., Inc.	7,695	250,934
CarMax, Inc. (b)	2,687	177,906
GameStop Corp. (Class A) (a)	2,829	121,534
Gap, Inc. (a)	4,009	153,023
L Brands, Inc.	1,927	165,202
Staples, Inc.	16,903	258,785
Tiffany & Co.	880	80,784
TJX Cos., Inc.	6,169	408,203
Urban Outfitters, Inc. (a)(b)	2,612	91,420

		1,955,664

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
EMC Corp.	15,697	414,244
Hewlett-Packard Co.	48,374	1,451,704
NetApp, Inc.	4,001	126,271

		1,992,219

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc.	7,255	251,095
Fossil Group, Inc. (a)(b)	391	27,120
PVH Corp. (a)	2,150	247,680
Ralph Lauren Corp.	638	84,446

		610,341

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	13,218	130,594

TOBACCO — 0.6%
Philip Morris International, Inc.	18,505	1,483,546

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co. (a)	2,648	111,693
W.W. Grainger, Inc. (a)	782	185,060

		296,753

TOTAL COMMON STOCKS —
(Cost $219,601,214)		229,442,510

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,763,812	6,763,812
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	257,471	257,471

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,021,283)		7,021,283

TOTAL INVESTMENTS — 102.9% (h)
(Cost $226,622,497)		236,463,793
OTHER ASSETS & LIABILITIES — (2.9)%		(6,573,787)

NET ASSETS — 100.0%		$229,890,006

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

229

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	810	$25,815
Aerojet Rocketdyne Holdings, Inc. (a)	1,349	27,803
Aerovironment, Inc. (a)	464	12,101
American Science & Engineering, Inc.	179	7,842
Astronics Corp. (a)	425	30,128
B/E Aerospace, Inc.	2,283	125,337
Cubic Corp.	455	21,649
Curtiss-Wright Corp.	1,072	77,656
DigitalGlobe, Inc. (a)	1,531	42,547
Ducommun, Inc. (a)	285	7,316
Engility Holdings, Inc.	358	9,007
Esterline Technologies Corp. (a)	629	59,969
HEICO Corp. (b)	390	22,737
HEICO Corp. (Class A)	900	45,693
Hexcel Corp.	2,106	104,752
Huntington Ingalls Industries, Inc.	1,008	113,491
Keyw Holding Corp. (a)(b)	726	6,766
KLX, Inc. (a)	1,101	48,587
Kratos Defense & Security Solutions, Inc. (a)	1,118	7,043
Moog, Inc. (Class A) (a)	857	60,573
National Presto Industries, Inc. (b)	87	6,988
Orbital ATK, Inc.	1,321	96,909
Sparton Corp. (a)	185	5,054
Spirit Aerosystems Holdings, Inc. (Class A) (a)	3,089	170,235
TASER International, Inc. (a)	1,178	39,239
Teledyne Technologies, Inc. (a)	747	78,816
TransDigm Group, Inc. (a)	1,154	259,269
Triumph Group, Inc.	1,076	71,005
Vectrus, Inc. (a)	244	6,068

		1,590,395

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,299	13,626
Atlas Air Worldwide Holdings, Inc. (a)	569	31,272
Echo Global Logistics, Inc. (a)	669	21,850
Forward Air Corp.	714	37,314
HUB Group, Inc. (Class A) (a)	793	31,990
Park-Ohio Holdings Corp.	179	8,674
Radiant Logistics, Inc. (a)	600	4,386
UTI Worldwide, Inc. (a)(b)	2,009	20,070
XPO Logistics, Inc. (a)(b)	1,585	71,610

		240,792

AIRLINES — 1.0%
Alaska Air Group, Inc.	2,794	180,018
Allegiant Travel Co.	310	55,143
Copa Holdings SA (Class A) (b)	748	61,777
Hawaiian Holdings, Inc. (a)	1,035	24,581
JetBlue Airways Corp. (a)(b)	6,754	140,213
Republic Airways Holdings, Inc. (a)	1,193	10,952
SkyWest, Inc.	1,099	16,529
Spirit Airlines, Inc. (a)	1,541	95,696
United Continental Holdings, Inc. (a)	8,235	436,537
Virgin America, Inc. (a)(b)	364	10,003

		1,031,449

AUTO COMPONENTS — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	1,526	31,909
Cooper Tire & Rubber Co.	1,199	40,562
Cooper-Standard Holding, Inc. (a)	309	18,994
Dana Holding Corp.	3,521	72,462
Dorman Products, Inc. (a)(b)	533	25,403
Drew Industries, Inc.	554	32,143
Federal-Mogul Holdings Corp. (a)	650	7,378
Fox Factory Holding Corp. (a)	230	3,698
Gentex Corp.	6,384	104,825
Gentherm, Inc. (a)	732	40,194
Lear Corp.	1,725	193,648
Metaldyne Performance Group, Inc.	300	5,445
Modine Manufacturing Co. (a)	1,011	10,848
Motorcar Parts of America, Inc. (a)	439	13,210
Remy International, Inc.	647	14,305
Standard Motor Products, Inc.	455	15,980
Stoneridge, Inc. (a)	749	8,771
Strattec Security Corp.	106	7,282
Superior Industries International, Inc.	547	10,016
Tenneco, Inc. (a)	1,343	77,142
Tower International, Inc. (a)	448	11,670
Visteon Corp. (a)	992	104,140

		850,025

AUTOMOBILES — 0.6%
Tesla Motors, Inc. (a)(b)	2,111	566,297
Thor Industries, Inc.	938	52,791
Winnebago Industries, Inc. (b)	634	14,956

		634,044

BANKS — 5.5%
1st Source Corp.	368	12,556
Access National Corp.	200	3,888
American National Bankshares, Inc.	184	4,381
Ameris Bancorp	742	18,765
Ames National Corp.	165	4,142
Arrow Financial Corp.	293	7,920
Associated Banc-Corp.	3,278	66,445
Banc of California, Inc.	681	9,364
Bancfirst Corp.	184	12,043
Banco Latinoamericano de Comercio Exterior SA	623	20,048
Bancorp, Inc. (a)	837	7,767
BancorpSouth, Inc.	2,081	53,607
Bank of Hawaii Corp.	902	60,145
Bank of Marin Bancorp	161	8,190
Bank of the Ozarks, Inc.	1,719	78,644
BankUnited, Inc.	2,193	78,794
Banner Corp.	455	21,808
Bar Harbor Bankshares	100	3,543
BB&T Corp.	1	24
BBCN Bancorp, Inc.	1,694	25,054
Berkshire Hills Bancorp, Inc.	633	18,028
Blue Hills Bancorp, Inc. (a)	714	9,996
BNC Bancorp	464	8,969
BOK Financial Corp. (b)	626	43,557
Boston Private Financial Holdings, Inc.	1,889	25,331
Bridge Bancorp, Inc.	289	7,713

See accompanying notes to financial statements.

230

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Bridge Capital Holdings (a)	189	$5,632
Bryn Mawr Bank Corp.	361	10,888
BSB Bancorp, Inc. (a)	200	4,422
C1 Financial, Inc. (a)	100	1,938
Camden National Corp.	184	7,121
Capital Bank Financial Corp. (Class A) (a)	536	15,582
Capital City Bank Group, Inc.	271	4,138
Cardinal Financial Corp.	738	16,081
Cascade Bancorp (a)	774	4,009
Cathay General Bancorp	1,709	55,457
Centerstate Banks, Inc.	740	9,997
Central Pacific Financial Corp.	430	10,212
Century Bancorp, Inc. (Class A)	92	3,741
Chemical Financial Corp.	752	24,861
CIT Group, Inc.	3,728	173,315
Citizens & Northern Corp. (b)	271	5,569
Citizens Financial Group, Inc.	6,732	183,851
City Holding Co.	363	17,878
City National Corp.	1,083	97,892
CNB Financial Corp.	271	4,986
CoBiz Financial, Inc.	818	10,691
Columbia Banking System, Inc.	1,280	41,651
Commerce Bancshares, Inc. (b)	1,827	85,449
Community Bank System, Inc.	907	34,257
Community Trust Bancorp, Inc.	353	12,309
CommunityOne Bancorp (a)	285	3,069
ConnectOne Bancorp, Inc.	510	10,980
CU Bancorp (a)	289	6,404
Cullen/Frost Bankers, Inc. (b)	1,132	88,953
Customers Bancorp, Inc. (a)	597	16,053
CVB Financial Corp.	2,389	42,070
Eagle Bancorp, Inc. (a)	656	28,838
East West Bancorp, Inc.	3,135	140,511
Enterprise Bancorp, Inc. (b)	184	4,313
Enterprise Financial Services Corp.	467	10,634
F.N.B. Corp. (b)	3,790	54,273
Farmers Capital Bank Corp. (a)	200	5,686
FCB Financial Holdings, Inc. (Class A) (a)	630	20,034
Fidelity Southern Corp.	388	6,767
Financial Institutions, Inc.	377	9,365
First Bancorp	455	7,589
First Bancorp, Inc.	289	5,618
First BanCorp- Puerto Rico (a)	2,249	10,840
First Busey Corp.	1,749	11,491
First Business Financial Services, Inc.	130	6,094
First Citizens BancShares, Inc. (Class A)	167	43,928
First Commonwealth Financial Corp.	1,907	18,288
First Community Bancshares, Inc.	369	6,723
First Connecticut Bancorp, Inc.	373	5,920
First Financial Bancorp	1,374	24,650
First Financial Bankshares, Inc. (b)	1,355	46,937
First Financial Corp.	276	9,870
First Horizon National Corp.	5,069	79,431
First Interstate Bancsystem, Inc.	469	13,010
First Merchants Corp.	860	21,242
First Midwest Bancorp, Inc.	1,702	32,287
First NBC Bank Holding Co. (a)	336	12,096
First Niagara Financial Group, Inc.	7,684	72,537
First of Long Island Corp. (b)	273	7,568
First Republic Bank	3,104	195,645
FirstMerit Corp.	3,585	74,676
Flushing Financial Corp.	635	13,341
Franklin Financial Network, Inc. (a)	100	2,294
Fulton Financial Corp.	3,803	49,667
German American Bancorp, Inc.	266	7,834
Glacier Bancorp, Inc.	1,630	47,955
Great Southern Bancorp, Inc.	185	7,796
Great Western Bancorp, Inc.	864	20,831
Green Bancorp, Inc. (a)	200	3,072
Guaranty Bancorp	368	6,076
Hampton Roads Bankshares, Inc. (a)	831	1,728
Hancock Holding Co.	1,696	54,119
Hanmi Financial Corp.	726	18,034
Heartland Financial USA, Inc.	368	13,697
Heritage Commerce Corp.	565	5,430
Heritage Financial Corp.	694	12,402
Heritage Oaks Bancorp	450	3,542
Hilltop Holdings, Inc. (a)	1,693	40,784
Home Bancshares, Inc.	1,236	45,188
HomeTrust Bancshares, Inc. (a)	465	7,793
Horizon Bancorp	179	4,468
Hudson Valley Holding Corp.	358	10,099
IBERIABANK Corp.	816	55,676
Independent Bank Corp.	514	6,970
Independent Bank Corp.-Massachusetts	554	25,977
Independent Bank Group, Inc.	222	9,524
International Bancshares Corp.	1,165	31,304
Investors Bancorp, Inc.	7,578	93,209
Lakeland Bancorp, Inc.	774	9,203
Lakeland Financial Corp.	358	15,526
LegacyTexas Financial Group, Inc.	1,007	30,411
MainSource Financial Group, Inc.	450	9,878
MB Financial, Inc.	1,548	53,313
Mercantile Bank Corp.	434	9,292
Merchants Bancshares, Inc.	96	3,175
Metro Bancorp, Inc.	277	7,241
MidWestOne Financial Group, Inc.	189	6,222
National Bank Holdings Corp. (Class A)	818	17,039
National Bankshares, Inc.	189	5,530
National Commerce Corp. (a)	100	2,580
National Penn Bancshares, Inc.	2,857	32,227
NBT Bancorp, Inc.	986	25,804
NewBridge Bancorp (b)	653	5,831
OFG Bancorp	1,003	10,702
Old National Bancorp	2,556	36,960
Old Second Bancorp, Inc. (a)	600	3,960
Opus Bank	130	4,703
Pacific Continental Corp.	469	6,346
Pacific Premier Bancorp, Inc. (a)	559	9,481
PacWest Bancorp	2,199	102,825
Palmetto Bancshares, Inc.	109	2,155
Park National Corp.	276	24,114
Park Sterling Corp.	1,108	7,978
Peapack Gladstone Financial Corp.	342	7,599

See accompanying notes to financial statements.

231

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Penns Woods Bancorp, Inc.	92	$4,056
Peoples Bancorp, Inc.	376	8,776
Peoples Financial Services Corp. (b)	130	5,149
Pinnacle Financial Partners, Inc.	825	44,855
Popular, Inc. (a)	2,234	64,473
Preferred Bank	274	8,234
PrivateBancorp, Inc.	1,661	66,141
Prosperity Bancshares, Inc.	1,557	89,901
QCR Holdings, Inc.	300	6,528
Renasant Corp.	667	21,744
Republic Bancorp, Inc. (Class A)	189	4,857
S&T Bancorp, Inc.	716	21,186
Sandy Spring Bancorp, Inc.	533	14,913
Seacoast Banking Corp. of Florida (a)	369	5,830
ServisFirst Bancshares, Inc.	500	18,785
Sierra Bancorp	271	4,691
Signature Bank (a)	1,132	165,713
Simmons First National Corp. (Class A)	558	26,047
South State Corp.	544	41,339
Southside Bancshares, Inc. (b)	522	15,258
Southwest Bancorp, Inc.	455	8,468
Square 1 Financial, Inc. (Class A) (a)	130	3,556
State Bank Financial Corp.	726	15,754
Sterling Bancorp	1,997	29,356
Stock Yards Bancorp, Inc.	277	10,468
Stonegate Bank	255	7,566
Suffolk Bancorp	276	7,082
Sun Bancorp, Inc. (a)(b)	203	3,908
Susquehanna Bancshares, Inc.	3,932	55,520
SVB Financial Group (a)	1,137	163,705
Synovus Financial Corp.	2,835	87,375
Talmer Bancorp, Inc. (Class A)	1,164	19,497
TCF Financial Corp.	3,759	62,437
Texas Capital Bancshares, Inc. (a)	1,016	63,236
Tompkins Financial Corp.	351	18,856
TowneBank	1,039	16,925
Trico Bancshares	475	11,424
TriState Capital Holdings, Inc. (a)	589	7,616
Triumph Bancorp, Inc. (a)	120	1,578
Trustmark Corp. (b)	1,449	36,196
UMB Financial Corp. (b)	837	47,726
Umpqua Holdings Corp. (b)	4,738	85,237
Union Bankshares Corp.	988	22,961
United Bankshares, Inc. (b)	1,537	61,834
United Community Banks, Inc.	1,128	23,541
Univest Corp. of Pennsylvania	358	7,289
Valley National Bancorp (b)	5,141	53,004
Washington Trust Bancorp, Inc.	275	10,857
Webster Financial Corp.	1,937	76,608
WesBanco, Inc.	738	25,107
West Bancorporation, Inc.	363	7,202
Westamerica Bancorp. (b)	519	26,287
Western Alliance Bancorp (a)	1,702	57,460
Wilshire Bancorp, Inc.	1,664	21,016
Wintrust Financial Corp.	1,039	55,462
Yadkin Financial Corp. (a)	466	9,763

		5,516,297

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)(b)	188	43,614
Castle Brands, Inc. (a)	1,400	1,946
Coca-Cola Hellenic Bottling Co. (b)	114	17,222
Craft Brew Alliance, Inc. (a)	285	3,152
MGP Ingredients, Inc.	200	3,364
National Beverage Corp. (a)	276	6,207

		75,505

BIOTECHNOLOGY — 5.1%
Abeona Therapeutics, Inc. (a)	200	1,012
ACADIA Pharmaceuticals, Inc. (a)	1,735	72,662
Acceleron Pharma, Inc. (a)	371	11,738
Achillion Pharmaceuticals, Inc. (a)(b)	2,544	22,540
Acorda Therapeutics, Inc. (a)	899	29,964
Adamas Pharmaceuticals, Inc. (a)	200	5,244
Aduro Biotech, Inc. (a)	200	6,066
Advaxis, Inc. (a)	700	14,231
Aegerion Pharmaceuticals, Inc. (a)	515	9,770
Affimed NV (a)	300	4,041
Agenus, Inc. (a)(b)	1,539	13,282
Agios Pharmaceuticals, Inc. (a)(b)	521	57,904
Akebia Therapeutics, Inc. (a)	255	2,624
Alder Biopharmaceuticals, Inc. (a)	420	22,247
Alexion Pharmaceuticals, Inc. (a)	1	77
Alkermes PLC (a)(b)	3,260	209,748
Alnylam Pharmaceuticals, Inc. (a)(b)	1,625	194,789
AMAG Pharmaceuticals, Inc. (a)	610	42,127
Amicus Therapeutics, Inc. (a)	2,100	29,715
Anacor Pharmaceuticals, Inc. (a)	916	70,926
Anthera Pharmaceuticals, Inc. (a)	800	6,896
Applied Genetic Technologies Corp. (a)	120	1,841
Ardelyx, Inc. (a)	120	1,916
Arena Pharmaceuticals, Inc. (a)	5,346	24,805
ARIAD Pharmaceuticals, Inc. (a)(b)	3,742	30,946
Array BioPharma, Inc. (a)(b)	3,151	22,719
Arrowhead Research Corp. (a)	1,154	8,251
Atara Biotherapeutics, Inc. (a)	220	11,607
aTyr Pharma, Inc. (a)	100	1,852
Avalanche Biotechnologies, Inc. (a)	230	3,735
Bellicum Pharmaceuticals, Inc. (a)	200	4,254
BioCryst Pharmaceuticals, Inc. (a)	1,539	22,977
BioMarin Pharmaceutical, Inc. (a)	3,492	477,636
BioSpecifics Technologies Corp. (a)	100	5,160
Biotime, Inc. (a)(b)	927	3,365
Bluebird Bio, Inc. (a)	711	119,711
Blueprint Medicines Corp. (a)	200	5,298
Calithera Biosciences, Inc. (a)(b)	120	857
Cara Therapeutics, Inc. (a)	400	4,860
Catalyst Pharmaceuticals, Inc. (a)	1,600	6,608
Celldex Therapeutics, Inc. (a)	2,143	54,046
Cellular Biomedicine Group, Inc. (a)	200	7,502
Cepheid, Inc. (a)	1,549	94,721
Chelsea Therapeutics International, Ltd. (a)(c)	696	0
ChemoCentryx, Inc. (a)	657	5,407
Chimerix, Inc. (a)	864	39,917
Cidara Therapeutics, Inc. (a)	100	1,402
Clovis Oncology, Inc. (a)(b)	558	49,037

See accompanying notes to financial statements.

232

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Coherus Biosciences, Inc. (a)(b)	520	$15,028
Concert Pharmaceuticals, Inc. (a)	300	4,467
CorMedix, Inc. (a)	700	2,716
CTI BioPharma Corp. (a)(b)	2,768	5,398
Curis, Inc. (a)	2,400	7,944
Cytokinetics, Inc. (a)	657	4,415
CytRx Corp. (a)(b)	1,284	4,776
Dicerna Pharmaceuticals, Inc. (a)	115	1,604
Dyax Corp. (a)	3,163	83,819
Dynavax Technologies Corp. (a)(b)	691	16,187
Eagle Pharmaceuticals, Inc. (a)	200	16,172
Emergent Biosolutions, Inc. (a)	637	20,989
Enanta Pharmaceuticals, Inc. (a)(b)	218	9,808
Epizyme, Inc. (a)(b)	396	9,504
Esperion Therapeutics, Inc. (a)	238	19,459
Exact Sciences Corp. (a)(b)	1,978	58,826
Exelixis, Inc. (a)(b)	4,523	17,006
Fibrocell Science, Inc. (a)	500	2,635
FibroGen, Inc. (a)	1,010	23,735
Five Prime Therapeutics, Inc. (a)(b)	460	11,426
Flexion Therapeutics, Inc. (a)(b)	120	2,627
Foundation Medicine, Inc. (a)	249	8,426
Galena Biopharma, Inc. (a)(b)	3,855	6,553
Genocea Biosciences, Inc. (a)	400	5,492
Genomic Health, Inc. (a)(b)	358	9,949
Geron Corp. (a)(b)	3,238	13,859
Halozyme Therapeutics, Inc. (a)(b)	2,324	52,476
Heron Therapeutics, Inc. (a)(b)	525	16,359
Idera Pharmaceuticals, Inc. (a)(b)	1,999	7,416
Ignyta, Inc. (a)	400	6,036
Immune Design Corp. (a)(b)	120	2,478
ImmunoGen, Inc. (a)(b)	1,971	28,343
Immunomedics, Inc. (a)(b)	1,855	7,531
Incyte Corp. (a)	3,362	350,354
Infinity Pharmaceuticals, Inc. (a)	1,095	11,990
Inovio Pharmaceuticals, Inc. (a)(b)	1,713	13,978
Insmed, Inc. (a)	1,315	32,112
Insys Therapeutics, Inc. (a)	434	15,589
Intercept Pharmaceuticals, Inc. (a)(b)	328	79,173
Intrexon Corp. (a)(b)	921	44,945
Invitae Corp. (a)(b)	200	2,976
Ironwood Pharmaceuticals, Inc. (a)(b)	2,612	31,501
Isis Pharmaceuticals, Inc. (a)(b)	2,636	151,702
Juno Therapeutics, Inc. (a)	200	10,666
Karyopharm Therapeutics, Inc. (a)	330	8,979
Keryx Biopharmaceuticals, Inc. (a)(b)	2,236	22,315
Kite Pharma, Inc. (a)(b)	630	38,411
KYTHERA Biopharmaceuticals, Inc. (a)	511	38,483
La Jolla Pharmaceutical Co. (a)	200	4,902
Lexicon Pharmaceuticals, Inc. (a)(b)	804	6,472
Ligand Pharmaceuticals, Inc. (Class B) (a)	369	37,232
Lion Biotechnologies, Inc. (a)	1,000	9,170
Loxo Oncology, Inc. (a)	200	3,606
MacroGenics, Inc. (a)(b)	448	17,011
MannKind Corp. (a)(b)	5,111	29,082
Medgenics, Inc. (a)	400	2,452
Medivation, Inc. (a)	1,726	197,109
Merrimack Pharmaceuticals, Inc. (a)(b)	2,399	29,664
MiMedx Group, Inc. (a)	2,020	23,412
Mirati Therapeutics, Inc. (a)(b)	188	5,916
Momenta Pharmaceuticals, Inc. (a)	1,211	27,623
Myriad Genetics, Inc. (a)(b)	1,488	50,577
Navidea Biopharmaceuticals, Inc. (a)(b)	2,955	4,758
Neurocrine Biosciences, Inc. (a)(b)	1,868	89,216
NewLink Genetics Corp. (a)	473	20,940
Northwest Biotherapeutics, Inc. (a)(b)	1,170	11,618
Novavax, Inc. (a)(b)	5,833	64,980
Ocata Therapeutics, Inc. (a)	800	4,216
OncoMed Pharmaceuticals, Inc. (a)	315	7,087
Oncothyreon, Inc. (a)(b)	2,439	9,122
Ophthotech Corp. (a)	530	27,592
OPKO Health, Inc. (a)(b)	5,081	81,702
Orexigen Therapeutics, Inc. (a)(b)	2,201	10,895
Organovo Holdings, Inc. (a)(b)	1,413	5,327
Osiris Therapeutics, Inc. (a)(b)	358	6,967
Otonomy, Inc. (a)(b)	181	4,161
OvaScience, Inc. (a)(b)	393	11,369
PDL BioPharma, Inc.	3,778	24,292
Peregrine Pharmaceuticals, Inc. (a)(b)	3,382	4,430
Pfenex, Inc. (a)	400	7,760
Portola Pharmaceuticals, Inc. (a)	1,023	46,598
Progenics Pharmaceuticals, Inc. (a)(b)	1,509	11,257
Proteon Therapeutics, Inc. (a)	200	3,572
Prothena Corp. PLC (a)(b)	645	33,972
PTC Therapeutics, Inc. (a)(b)	689	33,162
Puma Biotechnology, Inc. (a)(b)	561	65,497
Radius Health, Inc. (a)	630	42,651
Raptor Pharmaceutical Corp. (a)(b)	1,792	28,296
Receptos, Inc. (a)	695	132,085
Regulus Therapeutics, Inc. (a)(b)	373	4,088
Repligen Corp. (a)	726	29,962
Retrophin, Inc. (a)	664	22,012
Rigel Pharmaceuticals, Inc. (a)	2,117	6,796
Sage Therapeutics, Inc. (a)	330	24,090
Sangamo Biosciences, Inc. (a)(b)	1,533	17,001
Sarepta Therapeutics, Inc. (a)(b)	941	28,635
Seattle Genetics, Inc. (a)(b)	2,081	100,720
Sorrento Therapeutics, Inc. (a)	600	10,572
Spark Therapeutics, Inc. (a)(b)	200	12,054
Spectrum Pharmaceuticals, Inc. (a)(b)	1,478	10,109
Stemline Therapeutics, Inc. (a)	336	3,955
Synergy Pharmaceuticals, Inc. (a)(b)	2,328	19,322
Synta Pharmaceuticals Corp. (a)(b)	2,019	4,502
T2 Biosystems, Inc. (a)	120	1,948
TESARO, Inc. (a)(b)	501	29,454
TG Therapeutics, Inc. (a)(b)	625	10,369
Threshold Pharmaceuticals, Inc. (a)(b)	1,211	4,892
Tokai Pharmaceuticals, Inc. (a)(b)	120	1,596
Trevena, Inc. (a)	500	3,130
Trovagene, Inc. (a)	500	5,075
Ultragenyx Pharmaceutical, Inc. (a)	815	83,448
United Therapeutics Corp. (a)(b)	982	170,819
Vanda Pharmaceuticals, Inc. (a)(b)	749	9,505
Verastem, Inc. (a)	665	5,014

See accompanying notes to financial statements.

233

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Versartis, Inc. (a)	130	$1,979
Vitae Pharmaceuticals, Inc. (a)(b)	120	1,728
Vital Therapies, Inc. (a)(b)	120	2,532
XBiotech, Inc. (a)	100	1,808
Xencor, Inc. (a)	345	7,580
XOMA Corp. (a)(b)	2,176	8,443
Zafgen, Inc. (a)	179	6,199
ZIOPHARM Oncology, Inc. (a)(b)	2,197	26,364

		5,108,117

BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	1,604	115,456
AAON, Inc.	950	21,394
Advanced Drainage Systems, Inc. (b)	744	21,821
American Woodmark Corp. (a)	285	15,632
Apogee Enterprises, Inc.	630	33,163
Armstrong World Industries, Inc. (a)(b)	851	45,341
Builders FirstSource, Inc. (a)	1,108	14,227
Continental Building Products, Inc. (a)	645	13,668
Fortune Brands Home & Security, Inc. (b)	3,446	157,896
Gibraltar Industries, Inc. (a)	735	14,972
Griffon Corp.	699	11,128
Insteel Industries, Inc.	469	8,770
Lennox International, Inc. (b)	919	98,967
Masonite International Corp. (a)	644	45,151
NCI Building Systems, Inc. (a)	565	8,515
Nortek, Inc. (a)	226	18,787
Owens Corning	2,556	105,435
Patrick Industries, Inc. (a)	233	8,866
PGT, Inc. (a)	1,066	15,468
Ply Gem Holdings, Inc. (a)(b)	363	4,280
Quanex Building Products Corp.	724	15,515
Simpson Manufacturing Co., Inc.	904	30,736
Trex Co., Inc. (a)	650	32,129
Universal Forest Products, Inc.	455	23,674
USG Corp. (a)(b)	2,001	55,608

		936,599

CAPITAL MARKETS — 1.8%
Arlington Asset Investment Corp. (Class A)	487	9,526
Artisan Partners Asset Management, Inc.	636	29,549
Ashford, Inc. (a)	18	1,571
BGC Partners, Inc. (Class A)	3,912	34,230
Calamos Asset Management, Inc. (Class A)	455	5,574
CIFC Corp.	172	1,364
Cohen & Steers, Inc.	464	15,813
Cowen Group, Inc. (Class A) (a)(b)	2,402	15,373
Diamond Hill Investment Group, Inc.	97	19,367
Eaton Vance Corp.	2,596	101,581
Evercore Partners, Inc. (Class A)	726	39,175
Federated Investors, Inc. (Class B) (b)	1,993	66,746
Fifth Street Asset Management, Inc.	100	1,028
Financial Engines, Inc.	1,078	45,793
GAMCO Investors, Inc. (Class A)	172	11,818
Greenhill & Co., Inc. (b)	634	26,203
HFF, Inc. (Class A)	806	33,634
Interactive Brokers Group, Inc. (Class A)	1,278	53,114
INTL. FCStone, Inc. (a)	277	9,207
Investment Technology Group, Inc.	780	19,344
Janus Capital Group, Inc. (b)	3,208	54,921
KCG Holdings, Inc. (Class A) (a)	1,075	13,255
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,480	8,680
Lazard, Ltd. (Class A)	2,687	151,117
LPL Investment Holdings, Inc.	1,751	81,404
Medley Management, Inc. (Class A)	120	1,421
Moelis & Co. (Class A) (b)	430	12,345
NorthStar Asset Management Group, Inc.	4,141	76,567
OM Asset Management PLC	488	8,682
Oppenheimer Holdings, Inc. (Class A)	285	7,490
Piper Jaffray Co., Inc. (a)	358	15,623
Pzena Investment Management, Inc. (Class A)	276	3,050
Raymond James Financial, Inc.	2,717	161,879
RCS Capital Corp. (Class A) (a)(b)	255	1,953
Safeguard Scientifics, Inc. (a)(b)	465	9,049
SEI Investments Co.	2,996	146,894
Stifel Financial Corp. (a)	1,477	85,282
TD Ameritrade Holding Corp.	5,764	212,230
Virtu Financial, Inc. (Class A) (a)	400	9,392
Virtus Investment Partners, Inc. (b)	176	23,276
Waddell & Reed Financial, Inc. (Class A)	1,823	86,246
Walter Investment Management Corp. (a)(b)	812	18,570
Westwood Holdings Group, Inc.	187	11,140
WisdomTree Investments, Inc. (b)	2,485	54,583

		1,795,059

CHEMICALS — 2.5%
A. Schulman, Inc.	623	27,238
Albemarle Corp.	2,380	131,543
American Vanguard Corp.	745	10,281
Ashland, Inc.	1,460	177,974
Axalta Coating Systems, Ltd. (a)	2,197	72,677
Axiall Corp.	1,557	56,130
Balchem Corp.	662	36,887
Cabot Corp.	1,369	51,050
Calgon Carbon Corp.	1,182	22,907
Celanese Corp. (Series A)	3,317	238,426
Chase Corp.	189	7,513
Chemours Co. (a)	3,900	62,400
Chemtura Corp. (a)	1,421	40,229
Core Molding Technologies, Inc. (a)	200	4,568
Cytec Industries, Inc.	1,509	91,340
Ferro Corp. (a)	1,549	25,992
Flotek Industries, Inc. (a)(b)	1,210	15,161
FutureFuel Corp.	561	7,220
H.B. Fuller Co.	1,130	45,901
Hawkins, Inc.	239	9,653
Huntsman Corp.	4,449	98,189
Innophos Holdings, Inc.	435	22,898
Innospec, Inc.	547	24,637

See accompanying notes to financial statements.

234

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Intrepid Potash, Inc. (a)	1,195	$14,268
KMG Chemicals, Inc.	179	4,554
Koppers Holdings, Inc.	450	11,124
Kraton Performance Polymers, Inc. (a)	717	17,122
Kronos Worldwide, Inc.	498	5,458
LSB Industries, Inc. (a)	458	18,705
Minerals Technologies, Inc.	801	54,572
NewMarket Corp. (b)	184	81,676
Olin Corp.	1,698	45,761
OM Group, Inc.	626	21,034
Omnova Solutions, Inc. (a)	1,211	9,070
Platform Specialty Products Corp. (a)	2,628	67,224
PolyOne Corp.	1,909	74,776
Quaker Chemical Corp.	324	28,784
Rayonier Advanced Materials, Inc.	964	15,675
Rentech, Inc. (a)	5,532	5,919
RPM International, Inc.	2,887	141,376
Scotts Miracle-Gro Co. (Class A)	1,016	60,157
Senomyx, Inc. (a)(b)	899	4,819
Sensient Technologies Corp.	1,016	69,433
Stepan Co.	464	25,107
Trecora Resources (a)	455	6,871
Tredegar Corp.	537	11,873
Trinseo SA (a)(b)	255	6,844
Tronox, Ltd. (Class A)	1,413	20,672
Valhi, Inc.	400	2,264
Valspar Corp.	1,709	139,830
W.R. Grace & Co. (a)	1,621	162,586
Westlake Chemical Corp.	844	57,890

		2,466,258

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	1,180	38,787
ACCO Brands Corp. (a)	2,401	18,656
ARC Document Solutions, Inc. (a)	922	7,016
Brady Corp. (Class A)	1,101	27,239
Brink’s Co. (b)	1,088	32,020
Casella Waste Systems, Inc. (Class A) (a)	917	5,144
Ceco Environmental Corp. (b)	536	6,073
Civeo Corp.	2,079	6,383
Clean Harbors, Inc. (a)(b)	1,252	67,282
Copart, Inc. (a)	2,592	91,964
Covanta Holding Corp.	2,433	51,555
Deluxe Corp.	1,064	65,968
Ennis, Inc.	648	12,046
Essendant, Inc.	804	31,557
G & K Services, Inc. (Class A)	455	31,459
Healthcare Services Group, Inc. (b)	1,533	50,666
Heritage-Crystal Clean, Inc. (a)	177	2,602
Herman Miller, Inc.	1,336	38,650
HNI Corp.	917	46,905
Innerworkings, Inc. (a)	627	4,182
Interface, Inc.	1,484	37,174
KAR Auction Services, Inc.	3,054	114,220
Kimball International, Inc. (Class B)	837	10,178
Knoll, Inc.	1,092	27,333
Matthews International Corp. (Class A)	689	36,613
McGrath Rentcorp	538	16,371
Mobile Mini, Inc.	945	39,728
MSA Safety, Inc.	634	30,755
Multi-Color Corp.	271	17,311
NL Industries, Inc. (a)	166	1,230
Quad Graphics, Inc.	653	12,087
R.R. Donnelley & Sons Co.	4,547	79,254
Rollins, Inc.	2,036	58,087
SP Plus Corp. (a)	366	9,556
Steelcase, Inc. (Class A)	1,805	34,133
Team, Inc. (a)	450	18,113
Tetra Tech, Inc.	1,321	33,870
TRC Cos., Inc. (a)	400	4,060
UniFirst Corp.	368	41,161
US Ecology, Inc. (b)	464	22,606
Viad Corp.	450	12,200
Waste Connections, Inc.	2,696	127,036
West Corp.	1,163	35,006

		1,454,236

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	1,173	19,061
Aerohive Networks, Inc. (a)	500	3,490
Alliance Fiber Optic Products, Inc.	391	7,253
Applied Optoelectronics, Inc. (a)	374	6,493
Arista Networks, Inc. (a)	730	59,670
Arris Group, Inc. (a)	2,838	86,843
Bel Fuse, Inc. (Class B)	285	5,848
Black Box Corp.	363	7,260
Brocade Communications Systems, Inc.	9,017	107,122
CalAmp Corp. (a)	825	15,065
Calix, Inc. (a)	1,022	7,777
Ciena Corp. (a)	2,369	56,098
Clearfield, Inc. (a)(b)	330	5,250
CommScope Holding Co., Inc. (a)	2,239	68,312
Comtech Telecommunications Corp.	358	10,400
Digi International, Inc. (a)	648	6,188
EchoStar Corp. (Class A) (a)	977	47,560
EMCORE Corp. (a)	500	3,010
Extreme Networks, Inc. (a)	2,316	6,230
Finisar Corp. (a)	2,333	41,691
Harmonic, Inc. (a)	2,127	14,527
Infinera Corp. (a)(b)	2,763	57,968
InterDigital, Inc. (b)	767	43,635
Ixia (a)	1,382	17,192
JDS Uniphase Corp. (a)	5,059	58,583
KVH Industries, Inc. (a)	363	4,882
Netgear, Inc. (a)	773	23,206
Novatel Wireless, Inc. (a)	800	2,600
Oclaro, Inc. (a)	2,313	5,227
Palo Alto Networks, Inc. (a)(b)	1,550	270,785
Plantronics, Inc.	882	49,665
Polycom, Inc. (a)	2,879	32,936
Ruckus Wireless, Inc. (a)(b)	1,500	15,510
ShoreTel, Inc. (a)	1,486	10,075
Sonus Networks, Inc. (a)	1,117	7,730
Ubiquiti Networks, Inc. (b)	653	20,841
ViaSat, Inc. (a)(b)	910	54,837

		1,260,820

See accompanying notes to financial statements.

235

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	3,281	$108,535
Aegion Corp. (a)	810	15,341
Ameresco, Inc. (Class A) (a)	455	3,481
Argan, Inc.	253	10,204
Chicago Bridge & Iron Co. NV (b)	2,124	106,285
Comfort Systems USA, Inc.	824	18,911
Dycom Industries, Inc. (a)	766	45,079
EMCOR Group, Inc.	1,318	62,961
Furmanite Corp. (a)	924	7,503
Granite Construction, Inc.	815	28,941
Great Lakes Dredge & Dock Corp. (a)	1,481	8,827
HC2 Holdings, Inc. (a)	400	3,580
KBR, Inc.	3,150	61,362
Mastec, Inc. (a)	1,489	29,586
MYR Group, Inc. (a)	445	13,777
Northwest Pipe Co. (a)	173	3,524
NV5 Holdings, Inc. (a)	100	2,426
Orion Marine Group, Inc. (a)	639	4,614
Primoris Services Corp. (b)	818	16,196
Tutor Perini Corp. (a)	804	17,350

		568,483

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	1,130	86,253
Headwaters, Inc. (a)	1,640	29,881
Summit Materials, Inc. (Class A) (a)	600	15,300
United States Lime & Minerals, Inc.	64	3,719
US Concrete, Inc. (a)	281	10,647

		145,800

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (a)	10,399	233,250
Cash America International, Inc. (b)	628	16,447
Credit Acceptance Corp. (a)(b)	184	45,297
Encore Capital Group, Inc. (a)(b)	543	23,208
Enova International, Inc. (a)	572	10,685
Ezcorp, Inc. (Class A) (a)	1,299	9,652
First Cash Financial Services, Inc. (a)	616	28,083
Green Dot Corp. (Class A) (a)	948	18,126
JG Wentworth Co. (Class A) (a)(b)	230	2,116
Nelnet, Inc. (Class A)	530	22,954
PRA Group, Inc. (a)(b)	1,029	64,117
Regional Management Corp. (a)	241	4,304
Santander Consumer USA Holdings, Inc. (a)	1,976	50,526
SLM Corp. (a)	9,237	91,169
Springleaf Holdings, Inc. (a)	1,079	49,537
Synchrony Financial (a)(b)	2,799	92,171
World Acceptance Corp. (a)(b)	119	7,320

		768,962

CONTAINERS & PACKAGING — 0.8%
AEP Industries, Inc. (a)	87	4,802
AptarGroup, Inc.	1,376	87,748
Bemis Co., Inc.	2,075	93,396
Berry Plastics Group, Inc. (a)	2,631	85,244
Crown Holdings, Inc. (a)	3,027	160,159
Graphic Packaging Holding Co.	7,074	98,541
Greif, Inc. (Class A) (b)	716	25,669
Myers Industries, Inc.	609	11,571
Packaging Corp. of America	2,101	131,291
Silgan Holdings, Inc.	884	46,640
Sonoco Products Co.	2,182	93,520

		838,581

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	532	31,521
Fenix Parts, Inc. (a)	300	3,006
LKQ Corp. (a)	6,609	199,889
Pool Corp.	918	64,425
VOXX International Corp. (a)	464	3,842
Weyco Group, Inc.	189	5,636

		308,319

DIVERSIFIED CONSUMER SERVICES — 0.8%
2U, Inc. (a)	531	17,093
American Public Education, Inc. (a)	354	9,105
Apollo Education Group, Inc. (a)	2,126	27,383
Ascent Capital Group, Inc. (Class A) (a)	313	13,378
Bridgepoint Education, Inc. (a)	464	4,436
Bright Horizons Family Solutions, Inc. (a)	856	49,477
Cambium Learning Group, Inc. (a)	300	1,281
Capella Education Co.	276	14,813
Career Education Corp. (a)	1,392	4,594
Carriage Services, Inc.	363	8,668
Chegg, Inc. (a)	1,629	12,771
Collectors Universe, Inc.	130	2,592
DeVry Education Group, Inc. (b)	1,332	39,933
Graham Holdings Co. (Class B)	81	87,079
Grand Canyon Education, Inc. (a)	1,052	44,605
Houghton Mifflin Harcourt Co. (a)	2,988	75,297
K12, Inc. (a)	776	9,816
Liberty Tax, Inc.	87	2,153
LifeLock, Inc. (a)(b)	1,860	30,504
Regis Corp. (a)	985	15,524
Service Corp. International	4,417	129,992
ServiceMaster Global Holdings, Inc. (a)	2,199	79,538
Sotheby’s (b)	1,366	61,798
Steiner Leisure, Ltd. (a)	306	16,457
Strayer Education, Inc. (a)	276	11,896
Universal Technical Institute, Inc.	561	4,825
Weight Watchers International, Inc. (a)(b)	612	2,968

		777,976

DIVERSIFIED FINANCIAL SERVICES — 0.7%
CBOE Holdings, Inc.	1,813	103,740
FNFV Group (a)	1,791	27,546
Gain Capital Holdings, Inc.	522	4,990
MarketAxess Holdings, Inc.	851	78,947
Marlin Business Services Corp.	179	3,022
MSCI, Inc. (Class A)	2,433	149,751
NewStar Financial, Inc. (a)	648	7,128
On Deck Capital, Inc. (a)(b)	300	3,474
PHH Corp. (a)	1,113	28,971
Pico Holdings, Inc. (a)	554	8,155

See accompanying notes to financial statements.

236

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Resource America, Inc. (Class A)	271	$2,279
Tiptree Financial, Inc. (Class A)	600	4,350
Voya Financial, Inc.	4,981	231,467

		653,820

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
8x8, Inc. (a)	1,909	17,105
Atlantic Tele-Network, Inc.	259	17,892
Cincinnati Bell, Inc. (a)	4,566	17,442
Cogent Communications Holdings, Inc.	951	32,182
Consolidated Communications Holdings, Inc. (b)	1,158	24,330
Fairpoint Communications, Inc. (a)	465	8,472
General Communication, Inc. (Class A) (a)	726	12,349
Globalstar, Inc. (a)(b)	10,264	21,657
Hawaiian Telcom Holdco, Inc. (a)(b)	285	7,439
IDT Corp. (Class B)	366	6,617
inContact, Inc. (a)	1,285	12,683
Inteliquent, Inc.	737	13,561
Intelsat SA (a)(b)	556	5,516
Iridium Communications, Inc. (a)(b)	1,818	16,526
Lumos Networks Corp.	361	5,339
ORBCOMM, Inc. (a)	1,430	9,652
Pacific DataVision, Inc. (a)	300	12,639
Premiere Global Services, Inc. (a)	1,007	10,362
Straight Path Communications, Inc. (Class B) (a)	200	6,558
Vonage Holdings Corp. (a)	3,774	18,530
Windstream Holdings, Inc. (b)	2,266	14,457
Zayo Group Holdings, Inc. (a)	3,088	79,423

		370,731

ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	1,096	50,843
Cleco Corp.	1,262	67,959
El Paso Electric Co.	907	31,437
Empire District Electric Co.	1,006	21,931
Genie Energy, Ltd. (Class B) (a)	300	3,141
Great Plains Energy, Inc. (b)	3,375	81,540
Hawaiian Electric Industries, Inc.	2,366	70,341
IDACORP, Inc.	1,135	63,719
ITC Holdings Corp.	3,326	107,031
MGE Energy, Inc.	700	27,111
OGE Energy Corp.	4,292	122,622
Otter Tail Corp.	814	21,652
PNM Resources, Inc.	1,704	41,918
Portland General Electric Co. (b)	1,712	56,770
UIL Holdings Corp.	1,179	54,022
Unitil Corp.	313	10,335
Westar Energy, Inc.	2,908	99,512

		931,884

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	969	174,400
Allied Motion Technologies, Inc.	100	2,246
AZZ, Inc.	533	27,609
Babcock & Wilcox Co.	2,346	76,949
Encore Wire Corp.	450	19,930
EnerSys (b)	954	67,057
Enphase Energy, Inc. (a)(b)	363	2,762
Franklin Electric Co., Inc.	995	32,168
FuelCell Energy, Inc. (a)(b)	3,866	3,777
Generac Holdings, Inc. (a)(b)	1,536	61,056
General Cable Corp.	1,093	21,565
GrafTech International, Ltd. (a)	2,857	14,171
Hubbell, Inc. (Class B)	1,235	133,726
LSI Industries, Inc.	561	5,240
Plug Power, Inc. (a)	3,722	9,119
Polypore International, Inc. (a)	1,017	60,898
Powell Industries, Inc.	233	8,194
Power Solutions International, Inc. (a)(b)	81	4,376
PowerSecure International, Inc. (a)	464	6,849
Preformed Line Products Co.	97	3,659
Regal Beloit Corp.	1,018	73,897
SolarCity Corp. (a)(b)	1,246	66,723
Thermon Group Holdings, Inc. (a)	739	17,788
Vicor Corp. (a)	469	5,717

		899,876

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Agilysys, Inc. (a)	377	3,461
Anixter International, Inc. (a)	636	41,435
Arrow Electronics, Inc. (a)	2,048	114,278
Avnet, Inc.	2,922	120,124
AVX Corp.	1,047	14,093
Badger Meter, Inc.	353	22,412
Belden, Inc.	884	71,807
Benchmark Electronics, Inc. (a)	1,156	25,178
CDW Corp.	2,854	97,835
Checkpoint Systems, Inc.	1,016	10,343
Cognex Corp.	1,859	89,418
Coherent, Inc. (a)	542	34,406
Control4 Corp. (a)(b)	255	2,267
CTS Corp.	732	14,106
Daktronics, Inc.	930	11,030
Dolby Laboratories, Inc. (Class A)	1,082	42,934
DTS, Inc. (a)	338	10,306
Electro Rent Corp.	464	5,039
Fabrinet (a)	749	14,029
FARO Technologies, Inc. (a)(b)	406	18,960
FEI Co. (b)	853	70,739
GSI Group, Inc. (a)	738	11,092
II-VI, Inc. (a)	1,099	20,859
Ingram Micro, Inc. (Class A) (a)	3,401	85,127
Insight Enterprises, Inc. (a)	856	25,603
InvenSense, Inc. (a)(b)	1,638	24,734
IPG Photonics Corp. (a)	774	65,926
Itron, Inc. (a)	810	27,896
Jabil Circuit, Inc.	4,176	88,907
Keysight Technologies, Inc. (a)	3,661	114,187
Kimball Electronics, Inc. (a)	628	9,163
Knowles Corp. (a)(b)	1,853	33,539
Littelfuse, Inc.	532	50,482
Mercury Computer Systems, Inc. (a)	835	12,224
Mesa Laboratories, Inc.	97	8,623
Methode Electronics, Inc. (Class A)	855	23,470
Mettler-Toledo International, Inc. (a)	605	206,583

See accompanying notes to financial statements.

237

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

MTS Systems Corp.	363	$25,029
Multi-Fineline Electronix, Inc. (a)	179	3,913
National Instruments Corp.	2,243	66,079
Newport Corp. (a)	910	17,254
OSI Systems, Inc. (a)	453	32,068
Park Electrochemical Corp.	445	8,526
PC Connection, Inc.	173	4,280
Plexus Corp. (a)	765	33,568
RealD, Inc. (a)(b)	919	11,331
Rofin-Sinar Technologies, Inc. (a)	629	17,360
Rogers Corp. (a)	394	26,059
Sanmina Corp. (a)	1,857	37,437
Scansource, Inc. (a)	634	24,130
SYNNEX Corp.	648	47,427
Tech Data Corp. (a)	761	43,803
Trimble Navigation, Ltd. (a)	5,585	131,024
TTM Technologies, Inc. (a)	1,347	13,457
Universal Display Corp. (a)	907	46,919
Vishay Intertechnology, Inc. (b)	3,052	35,647
Vishay Precision Group, Inc. (a)	271	4,081
Zebra Technologies Corp. (Class A) (a)	1,124	124,820

		2,396,827

ENERGY EQUIPMENT & SERVICES — 1.5%
Atwood Oceanics, Inc.	1,395	36,884
Basic Energy Services, Inc. (a)(b)	740	5,587
Bristow Group, Inc.	803	42,800
C&J Energy Services, Ltd. (a)(b)	1,106	14,599
CARBO Ceramics, Inc. (b)	444	18,484
Dresser-Rand Group, Inc. (a)	1,642	139,866
Dril-Quip, Inc. (a)	892	67,123
Era Group, Inc. (a)	450	9,216
Exterran Holdings, Inc.	1,321	43,131
FMSA Holdings, Inc. (a)(b)	664	5,438
Forum Energy Technologies, Inc. (a)	1,298	26,323
Frank’s International NV	809	15,242
Geospace Technologies Corp. (a)(b)	266	6,131
Gulfmark Offshore, Inc. (Class A) (b)	637	7,389
Helix Energy Solutions Group, Inc. (a)	2,379	30,047
Hornbeck Offshore Services, Inc. (a)(b)	718	14,741
Independence Contract Drilling, Inc. (a)(b)	130	1,153
ION Geophysical Corp. (a)(b)	3,218	3,443
Key Energy Services, Inc. (a)	2,891	5,204
Matrix Service Co. (a)	648	11,845
McDermott International, Inc. (a)(b)	5,200	27,768
Nabors Industries, Ltd.	6,710	96,825
Natural Gas Services Group, Inc. (a)	271	6,184
Newpark Resources, Inc. (a)	1,758	14,293
Nordic American Offshore, Ltd. (b)	488	3,972
North Atlantic Drilling, Ltd. (b)	1,733	2,062
Oceaneering International, Inc.	2,173	101,240
Oil States International, Inc. (a)	1,039	38,682
Parker Drilling Co. (a)	2,958	9,821
Patterson-UTI Energy, Inc.	3,172	59,681
PHI, Inc. (a)	269	8,075
Pioneer Energy Services Corp. (a)	1,579	10,011
RigNet, Inc. (a)(b)	271	8,284
Rowan Cos. PLC (Class A) (b)	2,703	57,060
RPC, Inc.	1,202	16,624
SEACOR Holdings, Inc. (a)	351	24,900
Seadrill, Ltd. (b)	7,967	82,379
Seventy Seven Energy, Inc. (a)(b)	899	3,857
Superior Energy Services, Inc.	3,291	69,243
Tesco Corp.	738	8,044
Tetra Technologies, Inc. (a)	1,940	12,377
Tidewater, Inc. (b)	1,044	23,730
Unit Corp. (a)	1,099	29,805
US Silica Holdings, Inc.	1,201	35,261
Weatherford International PLC (a)	16,800	206,136

		1,460,960

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	636	24,804
Casey’s General Stores, Inc.	868	83,102
Chefs’ Warehouse, Inc. (a)(b)	377	8,008
Fairway Group Holdings Corp. (a)(b)	363	1,292
Fresh Market, Inc. (a)(b)	983	31,594
Ingles Markets, Inc. (Class A)	269	12,850
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	177	4,358
PriceSmart, Inc. (b)	455	41,514
Rite Aid Corp. (a)	21,404	178,723
Smart & Final Stores, Inc. (a)	244	4,360
SpartanNash Co.	783	25,479
Sprouts Farmers Market, Inc. (a)(b)	3,304	89,142
SUPERVALU, Inc. (a)	5,652	45,725
United Natural Foods, Inc. (a)	1,119	71,258
Village Super Market, Inc. (Class A)	189	5,990
Weis Markets, Inc.	276	11,633

		639,832

FOOD PRODUCTS — 1.6%
Alico, Inc.	97	4,400
Arcadia Biosciences, Inc. (a)	200	1,274
B&G Foods, Inc. (b)	1,265	36,090
Boulder Brands, Inc. (a)(b)	1,180	8,189
Bunge, Ltd.	3,127	274,551
Cal-Maine Foods, Inc. (b)	716	37,375
Calavo Growers, Inc.	325	16,877
Darling Ingredients, Inc. (a)	3,555	52,116
Dean Foods Co.	2,027	32,777
Diamond Foods, Inc. (a)	556	17,447
Farmer Brothers Co. (a)	196	4,606
Flowers Foods, Inc.	3,777	79,884
Fresh Del Monte Produce, Inc.	715	27,642
Freshpet, Inc. (a)(b)	244	4,538
Hain Celestial Group, Inc. (a)	2,261	148,909
Ingredion, Inc.	1,582	126,259
Inventure Foods, Inc. (a)(b)	377	3,827
J&J Snack Foods Corp.	368	40,727
John B Sanfilippo & Son, Inc.	179	9,290
Lancaster Colony Corp.	440	39,974
Landec Corp. (a)	648	9,351
Lifeway Foods, Inc. (a)	87	1,670
Limoneira Co.	285	6,336
Omega Protein Corp. (a)	455	6,256
Pilgrim’s Pride Corp. (b)	1,428	32,801

See accompanying notes to financial statements.

238

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Pinnacle Foods, Inc.	2,517	$114,624
Post Holdings, Inc. (a)(b)	1,153	62,181
Sanderson Farms, Inc. (b)	447	33,597
Seaboard Corp. (a)	6	21,594
Seneca Foods Corp. (Class A) (a)	179	4,971
Snyders-Lance, Inc.	1,095	35,336
Tootsie Roll Industries, Inc. (b)	382	12,342
TreeHouse Foods, Inc. (a)	949	76,897
WhiteWave Foods Co. (Class A) (a)	3,795	185,500

		1,570,208

GAS UTILITIES — 0.8%
Atmos Energy Corp.	2,161	110,816
Chesapeake Utilities Corp.	366	19,709
Laclede Group, Inc.	971	50,550
National Fuel Gas Co. (b)	1,782	104,942
New Jersey Resources Corp.	1,848	50,912
Northwest Natural Gas Co. (b)	619	26,110
ONE Gas, Inc. (b)	1,144	48,689
Piedmont Natural Gas Co., Inc.	1,752	61,863
Questar Corp.	3,802	79,500
South Jersey Industries, Inc.	1,452	35,908
Southwest Gas Corp.	972	51,720
UGI Corp.	3,694	127,258
WGL Holdings, Inc.	1,071	58,145

		826,122

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	532	27,387
ABIOMED, Inc. (a)	917	60,274
Accuray, Inc. (a)	1,852	12,482
Alere, Inc. (a)	1,863	98,273
Align Technology, Inc. (a)	1,741	109,178
Analogic Corp.	271	21,382
AngioDynamics, Inc. (a)	557	9,135
Anika Therapeutics, Inc. (a)	325	10,735
Antares Pharma, Inc. (a)	2,763	5,747
AtriCure, Inc. (a)(b)	565	13,922
Atrion Corp.	38	14,908
Cantel Medical Corp.	721	38,696
Cardiovascular Systems, Inc. (a)	624	16,505
Cerus Corp. (a)(b)	2,360	12,248
CONMED Corp.	634	36,943
Cooper Cos., Inc.	1,079	192,030
Corindus Vascular Robotics, Inc. (a)	500	1,755
CryoLife, Inc.	637	7,185
Cutera, Inc. (a)	300	4,644
Cyberonics, Inc. (a)	514	30,562
Cynosure, Inc. (Class A) (a)	458	17,670
DexCom, Inc. (a)	1,690	135,166
Endologix, Inc. (a)(b)	1,532	23,501
Entellus Medical, Inc. (a)	100	2,587
Exactech, Inc. (a)	289	6,020
GenMark Diagnostics, Inc. (a)(b)	939	8,507
Globus Medical, Inc. (Class A) (a)	1,515	38,890
Greatbatch, Inc. (a)	542	29,225
Haemonetics Corp. (a)	1,087	44,958
Halyard Health, Inc. (a)(b)	1,029	41,674
HealthStream, Inc. (a)	450	13,689
HeartWare International, Inc. (a)(b)	400	29,076
Hill-Rom Holdings, Inc.	1,191	64,707
Hologic, Inc. (a)	5,320	202,479
ICU Medical, Inc. (a)	303	28,985
IDEXX Laboratories, Inc. (a)(b)	2,074	133,026
Inogen, Inc. (a)	320	14,272
Insulet Corp. (a)(b)	1,250	38,731
Integra LifeSciences Holdings Corp. (a)	568	38,266
Invacare Corp.	741	16,028
InVivo Therapeutics Holdings Corp. (a)	600	9,690
iRadimed Corp. (a)	100	2,327
K2M Group Holdings, Inc. (a)	212	5,092
LDR Holding Corp. (a)	438	18,943
LeMaitre Vascular, Inc.	300	3,618
Masimo Corp. (a)	954	36,958
Meridian Bioscience, Inc. (b)	914	17,037
Merit Medical Systems, Inc. (a)	1,007	21,691
Natus Medical, Inc. (a)	738	31,409
Neogen Corp. (a)	849	40,277
Nevro Corp. (a)(b)	282	15,158
NuVasive, Inc. (a)	1,051	49,796
NxStage Medical, Inc. (a)(b)	1,385	19,785
OraSure Technologies, Inc. (a)(b)	1,392	7,503
Orthofix International NV (a)	455	15,070
Oxford Immunotec Global PLC (a)(b)	376	5,208
Quidel Corp. (a)(b)	634	14,550
ResMed, Inc. (b)	3,039	171,308
Rockwell Medical, Inc. (a)(b)	1,110	17,893
RTI Surgical, Inc. (a)	1,382	8,928
Second Sight Medical Products, Inc. (a)	300	4,083
Sientra, Inc. (a)	120	3,028
Sirona Dental Systems, Inc. (a)	1,191	119,600
Spectranetics Corp. (a)(b)	899	20,686
Staar Surgical Co. (a)(b)	927	8,955
STERIS Corp. (b)	1,315	84,739
SurModics, Inc. (a)	266	6,230
Tandem Diabetes Care, Inc. (a)(b)	230	2,493
Teleflex, Inc. (b)	933	126,375
Thoratec Corp. (a)	1,147	51,122
Tornier NV (a)	774	19,342
TransEnterix, Inc. (a)	600	1,800
Unilife Corp. (a)	2,816	6,054
Utah Medical Products, Inc.	92	5,486
Vascular Solutions, Inc. (a)	358	12,430
Veracyte, Inc. (a)	300	3,342
West Pharmaceutical Services, Inc.	1,594	92,580
Wright Medical Group, Inc. (a)(b)	1,126	29,569
Zeltiq Aesthetics, Inc. (a)	699	20,600

		2,782,203

HEALTH CARE PROVIDERS & SERVICES — 2.9%
AAC Holdings, Inc. (a)	120	5,227
Acadia Healthcare Co., Inc. (a)(b)	1,065	83,421
Aceto Corp.	637	15,689
Addus HomeCare Corp. (a)	181	5,043
Adeptus Health, Inc. (Class A) (a)	130	12,349
Air Methods Corp. (a)	853	35,263
Alliance HealthCare Services, Inc. (a)	87	1,626

See accompanying notes to financial statements.

239

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Almost Family, Inc. (a)	179	$7,144
Amedisys, Inc. (a)	606	24,076
AMN Healthcare Services, Inc. (a)	1,001	31,622
AmSurg Corp. (a)	954	66,732
athenahealth, Inc. (a)(b)	859	98,424
Bio-Reference Laboratories, Inc. (a)	542	22,357
BioScrip, Inc. (a)(b)	1,487	5,398
BioTelemetry, Inc. (a)	644	6,073
Brookdale Senior Living, Inc. (a)	3,973	137,863
Capital Senior Living Corp. (a)	625	15,312
Catamaran Corp. (a)	4,532	276,815
Centene Corp. (a)	2,602	209,201
Chemed Corp.	397	52,047
Civitas Solutions, Inc. (a)	244	5,205
Community Health Systems, Inc. (a)	2,600	163,722
Corvel Corp. (a)	176	5,635
Cross Country Healthcare, Inc. (a)	639	8,102
Diplomat Pharmacy, Inc. (a)(b)	746	33,383
Ensign Group, Inc.	509	25,990
Envision Healthcare Holdings, Inc. (a)	3,998	157,841
ExamWorks Group, Inc. (a)(b)	838	32,766
Five Star Quality Care, Inc. (a)	1,006	4,829
Genesis Healthcare, Inc. (a)	455	3,003
Hanger, Inc. (a)	827	19,385
Health Net, Inc. (a)	1,684	107,978
HealthEquity, Inc. (a)(b)	736	23,589
HealthSouth Corp. (b)	1,979	91,153
Healthways, Inc. (a)	709	8,494
HMS Holdings Corp. (a)(b)	1,926	33,069
IPC Healthcare, Inc. (a)	358	19,830
Kindred Healthcare, Inc.	1,812	36,765
Landauer, Inc. (b)	248	8,839
LHC Group, Inc. (a)	271	10,366
LifePoint Health, Inc. (a)	909	79,038
Magellan Health, Inc. (a)	639	44,775
MEDNAX, Inc. (a)	1,980	146,738
Molina Healthcare, Inc. (a)(b)	681	47,874
National Healthcare Corp.	257	16,702
National Research Corp. (Class A) (b)	289	4,107
Nobilis Health Corp. (a)	700	4,760
Omnicare, Inc.	2,134	201,129
Owens & Minor, Inc. (b)	1,342	45,628
PharMerica Corp. (a)	640	21,312
Premier, Inc. (Class A) (a)	789	30,345
Providence Service Corp. (a)	285	12,620
RadNet, Inc. (a)	770	5,151
Select Medical Holdings Corp.	2,315	37,503
Surgical Care Affiliates, Inc. (a)	330	12,665
Team Health Holdings, Inc. (a)	1,584	103,483
Triple-S Management Corp. (Class B) (a)	545	13,985
Trupanion, Inc. (a)	400	3,296
Universal American Corp. (a)	919	9,300
US Physical Therapy, Inc.	271	14,840
VCA, Inc. (a)	1,792	97,494
WellCare Health Plans, Inc. (a)	983	83,388

		2,947,759

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	3,949	54,022
Castlight Health, Inc. (Class B) (a)(b)	255	2,076
Computer Programs and Systems, Inc. (b)	276	14,744
Connecture, Inc. (a)(b)	200	2,112
Imprivata, Inc. (a)	100	1,636
IMS Health Holdings, Inc. (a)	2,869	87,935
Inovalon Holdings, Inc. (Class A) (a)	600	16,740
MedAssets, Inc. (a)	1,376	30,355
Medidata Solutions, Inc. (a)	1,220	66,270
Merge Healthcare, Inc. (a)	1,558	7,478
Omnicell, Inc. (a)	827	31,186
Press Ganey Holdings, Inc. (a)	200	5,734
Veeva Systems, Inc. (Class A) (a)(b)	1,559	43,699
Vocera Communications, Inc. (a)	559	6,401

		370,388

HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	4,219	130,662
Belmond, Ltd. (Class A) (a)	2,181	27,241
Biglari Holdings, Inc. (a)	31	12,826
BJ’s Restaurants, Inc. (a)	472	22,868
Bloomin’ Brands, Inc.	2,632	56,193
Bob Evans Farms, Inc.	557	28,435
Bojangles’, Inc. (a)	200	4,772
Boyd Gaming Corp. (a)	1,731	25,878
Bravo Brio Restaurant Group, Inc. (a)	455	6,165
Brinker International, Inc. (b)	1,365	78,692
Buffalo Wild Wings, Inc. (a)	424	66,437
Caesars Acquisition Co. (Class A) (a)	1,029	7,080
Caesars Entertainment Corp. (a)(b)	1,166	7,136
Carrols Restaurant Group, Inc. (a)	745	7,748
Cheesecake Factory, Inc. (b)	1,035	56,444
Choice Hotels International, Inc.	762	41,338
Churchill Downs, Inc.	289	36,139
Chuy’s Holdings, Inc. (a)(b)	361	9,671
ClubCorp Holdings, Inc.	964	23,020
Cracker Barrel Old Country Store, Inc. (b)	455	67,868
Dave & Buster’s Entertainment, Inc. (a)	520	18,767
Del Frisco’s Restaurant Group, Inc. (a)	538	10,023
Denny’s Corp. (a)	1,840	21,362
Diamond Resorts International, Inc. (a)	793	25,019
DineEquity, Inc.	406	40,231
Domino’s Pizza, Inc.	1,157	131,204
Dunkin’ Brands Group, Inc.	2,051	112,805
El Pollo Loco Holdings, Inc. (a)(b)	130	2,692
Eldorado Resorts, Inc. (a)	600	4,692
Empire Resorts, Inc. (a)(b)	244	1,242
Extended Stay America, Inc.	1,300	24,401
Fiesta Restaurant Group, Inc. (a)	604	30,200
Habit Restaurants, Inc. (Class A) (a)	120	3,755
Hilton Worldwide Holdings, Inc. (a)	11,252	309,993
Hyatt Hotels Corp. (Class A) (a)	752	42,631
International Game Technology PLC (a)	2,000	35,520

See accompanying notes to financial statements.

240

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

International Speedway Corp. (Class A)	634	$23,249
Interval Leisure Group, Inc.	910	20,794
Intrawest Resorts Holdings, Inc. (a)	464	5,392
Isle of Capri Casinos, Inc. (a)	561	10,182
Jack in the Box, Inc.	803	70,792
Jamba, Inc. (a)(b)	358	5,545
Kona Grill, Inc. (a)	200	3,882
Krispy Kreme Doughnuts, Inc. (a)	1,412	27,195
La Quinta Holdings, Inc. (a)	2,029	46,363
Las Vegas Sands Corp. (b)	7,893	414,935
Marcus Corp.	464	8,900
Marriott Vacations Worldwide Corp.	516	47,343
MGM Resorts International (a)	9,612	175,419
Monarch Casino & Resort, Inc. (a)	179	3,680
Morgans Hotel Group Co. (a)	646	4,354
Noodles & Co. (a)	217	3,168
Norwegian Cruise Line Holdings, Ltd. (a)	2,842	159,266
Panera Bread Co. (Class A) (a)(b)	552	96,473
Papa John’s International, Inc.	606	45,820
Papa Murphy’s Holdings, Inc. (a)	132	2,735
Penn National Gaming, Inc. (a)(b)	1,709	31,360
Pinnacle Entertainment, Inc. (a)	1,272	47,420
Popeyes Louisiana Kitchen, Inc. (a)	542	32,515
Potbelly Corp. (a)	230	2,818
Red Robin Gourmet Burgers, Inc. (a)	353	30,294
Ruby Tuesday, Inc. (a)	1,469	9,211
Ruth’s Hospitality Group, Inc.	737	11,880
Scientific Games Corp. (Class A) (a)(b)	1,107	17,203
SeaWorld Entertainment, Inc.	1,555	28,674
Shake Shack, Inc. (Class A) (a)(b)	100	6,027
Six Flags Entertainment Corp. (b)	1,544	69,248
Sonic Corp.	1,157	33,322
Speedway Motorsports, Inc.	274	6,206
Texas Roadhouse, Inc. (b)	1,483	55,509
Vail Resorts, Inc.	815	88,998
Wendy’s Co.	5,902	66,575
Zoe’s Kitchen, Inc. (a)(b)	430	17,604

		3,261,501

HOUSEHOLD DURABLES — 1.2%
Bassett Furniture Industries, Inc.	200	5,682
Beazer Homes USA, Inc. (a)(b)	653	13,027
Cavco Industries, Inc. (a)	187	14,107
Century Communities, Inc. (a)	100	2,013
CSS Industries, Inc.	179	5,415
Ethan Allen Interiors, Inc. (b)	527	13,881
Flexsteel Industries, Inc.	87	3,749
GoPro, Inc. (Class A) (a)	1,890	99,641
Green Brick Partners, Inc. (a)	300	3,285
Helen of Troy, Ltd. (a)	645	62,881
Hooker Furniture Corp.	200	5,022
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,765	7,355
Installed Building Products, Inc. (a)	230	5,630
iRobot Corp. (a)(b)	634	20,212
Jarden Corp. (a)	4,165	215,539
KB Home	1,781	29,565
La-Z-Boy, Inc.	1,152	30,344
LGI Homes, Inc. (a)(b)	330	6,527
Libbey, Inc.	445	18,392
Lifetime Brands, Inc.	285	4,209
M.D.C. Holdings, Inc. (b)	810	24,276
M/I Homes, Inc. (a)	537	13,248
Meritage Homes Corp. (a)	840	39,556
NACCO Industries, Inc. (Class A)	87	5,286
New Home Co., Inc. (a)(b)	230	3,963
NVR, Inc. (a)	88	117,920
Ryland Group, Inc. (b)	977	45,303
Skullcandy, Inc. (a)	469	3,597
Standard Pacific Corp. (a)(b)	3,266	29,100
Taylor Morrison Home Corp. (Class A) (a)	774	15,759
Tempur Sealy International, Inc. (a)	1,275	84,022
Toll Brothers, Inc. (a)	3,808	145,428
TRI Pointe Homes, Inc. (a)	3,325	50,872
Tupperware Brands Corp. (b)	1,031	66,541
Universal Electronics, Inc. (a)	368	18,341
WCI Communities, Inc. (a)	315	7,683
William Lyon Homes (Class A) (a)	377	9,678
Zagg, Inc. (a)	600	4,752

		1,251,801

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (Class A) (a)	1,011	11,535
Church & Dwight Co., Inc.	2,866	232,519
HRG Group, Inc. (a)	1,664	21,632
Oil-Dri Corp. of America	87	2,643
Orchids Paper Products Co.	196	4,718
Spectrum Brands Holdings, Inc.	563	57,420
WD-40 Co.	363	31,639

		362,106

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Abengoa Yield PLC	1,044	32,698
Atlantic Power Corp. (b)	2,955	9,101
Calpine Corp. (a)	8,088	145,503
Dynegy, Inc. (a)	2,772	81,081
NRG Yield, Inc. (Class A) (b)	555	12,204
NRG Yield, Inc. (Class C) (b)	555	12,149
Ormat Technologies, Inc.	743	27,996
Pattern Energy Group, Inc. (b)	949	26,933
Talen Energy Corp. (a)	1,800	30,888
TerraForm Power, Inc. (Class A) (a)(b)	1,114	42,310
Vivint Solar, Inc. (a)(b)	364	4,430

		425,293

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,432	143,372
Raven Industries, Inc. (b)	814	16,548

		159,920

INSURANCE — 4.0%
Alleghany Corp. (a)	346	162,191
Allied World Assurance Company Holdings, Ltd.	2,105	90,978

See accompanying notes to financial statements.

241

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Ambac Financial Group, Inc. (a)	986	$16,407
American Equity Investment Life Holding Co.	1,677	45,245
American Financial Group, Inc.	1,535	99,836
American National Insurance Co.	206	21,078
AMERISAFE, Inc.	364	17,130
Amtrust Financial Services, Inc.	787	51,556
Arch Capital Group, Ltd. (a)	2,697	180,591
Argo Group International Holdings, Ltd.	579	32,250
Arthur J. Gallagher & Co.	3,644	172,361
Aspen Insurance Holdings, Ltd.	1,371	65,671
Assured Guaranty, Ltd.	3,217	77,176
Atlas Financial Holdings, Inc. (a)	255	5,057
Axis Capital Holdings, Ltd.	2,191	116,934
Baldwin & Lyons, Inc. (Class B)	173	3,982
Brown & Brown, Inc.	2,492	81,887
Citizens, Inc. (a)(b)	1,119	8,348
CNA Financial Corp.	598	22,850
CNO Financial Group, Inc.	4,226	77,547
Crawford & Co. (Class B)	648	5,463
Donegal Group, Inc. (Class A)	184	2,802
eHealth, Inc. (a)(b)	455	5,774
EMC Insurance Group, Inc.	131	3,272
Employers Holdings, Inc.	735	16,743
Endurance Specialty Holdings, Ltd.	1,006	66,094
Enstar Group, Ltd. (a)	189	29,286
Erie Indemnity Co. (Class A)	564	46,287
Everest Re Group, Ltd. (b)	940	171,089
FBL Financial Group, Inc. (Class A)	218	12,583
Federated National Holding Co.	255	6,171
Fidelity & Guaranty Life	230	5,435
First American Financial Corp. (b)	2,310	85,955
FNF Group	6,048	223,716
Global Indemnity PLC (a)	173	4,858
Greenlight Capital Re, Ltd. (Class A) (a)	634	18,494
Hallmark Financial Services, Inc. (a)	377	4,290
Hanover Insurance Group, Inc.	994	73,586
HCC Insurance Holdings, Inc.	2,054	157,829
HCI Group, Inc.	173	7,648
Heritage Insurance Holdings, Inc. (a)(b)	520	11,955
Horace Mann Educators Corp.	910	33,106
Independence Holding Co.	182	2,401
Infinity Property & Casualty Corp.	276	20,932
James River Group Holdings, Ltd.	200	5,174
Kansas City Life Insurance Co.	92	4,205
Kemper Corp.	971	37,432
Maiden Holdings, Ltd. (b)	1,193	18,826
Markel Corp. (a)	302	241,805
MBIA, Inc. (a)	3,127	18,793
Meadowbrook Insurance Group, Inc.	1,193	10,260
Mercury General Corp. (b)	538	29,940
Montpelier Re Holdings, Ltd.	825	32,587
National General Holdings Corp.	770	16,039
National Interstate Corp. (b)	189	5,163
National Western Life Insurance Co. (Class A)	53	12,693
Navigators Group, Inc. (a)	261	20,243
Old Republic International Corp.	5,677	88,731
OneBeacon Insurance Group, Ltd. (Class A)	556	8,068
PartnerRe, Ltd.	1,081	138,908
Patriot National, Inc. (a)	200	3,200
Primerica, Inc.	1,129	51,584
ProAssurance Corp.	1,142	52,772
Reinsurance Group of America, Inc.	1,450	137,561
RenaissanceRe Holdings, Ltd. (b)	960	97,450
RLI Corp.	982	50,465
Safety Insurance Group, Inc.	266	15,351
Selective Insurance Group, Inc.	1,276	35,792
StanCorp Financial Group, Inc.	887	67,066
State Auto Financial Corp.	368	8,814
State National Cos., Inc.	500	5,415
Stewart Information Services Corp.	537	21,373
Symetra Financial Corp.	1,665	40,243
Third Point Reinsurance, Ltd. (a)	1,819	26,830
United Fire Group, Inc.	450	14,742
United Insurance Holdings Corp. (b)	385	5,983
Universal Insurance Holdings, Inc.	743	17,981
Validus Holdings, Ltd.	1,798	79,094
W.R. Berkley Corp.	2,064	107,184
White Mountains Insurance Group, Ltd.	138	90,382

		3,982,993

INTERNET & CATALOG RETAIL — 0.8%
1-800-FLOWERS.COM, Inc. (Class A) (a)	648	6,778
Blue Nile, Inc. (a)	271	8,236
Etsy, Inc. (a)	400	5,620
EVINE Live, Inc. (a)	910	2,448
FTD Cos., Inc. (a)(b)	364	10,261
Groupon, Inc. (a)(b)	10,736	54,002
HSN, Inc.	735	51,589
Lands’ End, Inc. (a)(b)	372	9,237
Liberty Interactive Corp. QVC Group (Class A) (a)	10,172	282,273
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	1,637	52,744
Liberty Ventures, (Series A) (a)	3,036	119,224
NutriSystem, Inc.	645	16,047
Orbitz Worldwide, Inc. (a)	2,386	27,248
Overstock.com, Inc. (a)(b)	276	6,221
PetMed Express, Inc. (b)	451	7,789
Shutterfly, Inc. (a)(b)	795	38,009
Travelport Worldwide, Ltd. (b)	2,308	31,804
Wayfair, Inc. (Class A) (a)	434	16,336
zulily, Inc. (Class A) (a)(b)	1,445	18,843

		764,709

INTERNET SOFTWARE & SERVICES — 2.7%
Actua Corp. (a)	919	13,105
Amber Road, Inc. (a)(b)	130	913
Angie’s List, Inc. (a)	1,009	6,215
Apigee Corp. (a)	100	993
Bankrate, Inc. (a)(b)	1,486	15,588
Bazaarvoice, Inc. (a)	1,207	7,109

See accompanying notes to financial statements.

242

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Benefitfocus, Inc. (a)(b)	115	$5,043
Blucora, Inc. (a)	916	14,793
Box, Inc. (Class A) (a)(b)	300	5,592
Brightcove, Inc. (a)	634	4,349
Carbonite, Inc. (a)	399	4,712
Care.com, Inc. (a)(b)	115	681
ChannelAdvisor Corp. (a)	452	5,401
Cimpress NV (a)	751	63,204
comScore, Inc. (a)	755	40,211
Constant Contact, Inc. (a)	735	21,139
Cornerstone OnDemand, Inc. (a)(b)	1,164	40,507
CoStar Group, Inc. (a)	727	146,316
Coupons.com, Inc. (a)(b)	1,271	13,714
Cvent, Inc. (a)	374	9,642
Dealertrack Technologies, Inc. (a)	1,209	75,913
Demandware, Inc. (a)(b)	713	50,680
DHI Group, Inc. (a)	1,019	9,059
EarthLink Holdings Corp.	2,480	18,575
Endurance International Group Holdings, Inc. (a)	1,264	26,114
Envestnet, Inc. (a)	791	31,980
Everyday Health, Inc. (a)	120	1,534
Five9, Inc. (a)	500	2,615
GoDaddy, Inc. (Class A) (a)	500	14,095
Gogo, Inc. (a)(b)	1,259	26,980
GrubHub, Inc. (a)	1,655	56,386
GTT Communications, Inc. (a)	361	8,617
HomeAway, Inc. (a)	2,047	63,703
Hortonworks, Inc. (a)(b)	200	5,064
IAC/InterActiveCorp.	1,579	125,783
Internap Corp. (a)	1,285	11,886
IntraLinks Holdings, Inc. (a)	919	10,945
j2 Global, Inc.	1,077	73,171
LendingClub Corp. (a)(b)	1,500	22,125
Limelight Networks, Inc. (a)	1,285	5,063
LinkedIn Corp. (Class A) (a)	2,383	492,399
Liquidity Services, Inc. (a)	653	6,288
LivePerson, Inc. (a)	1,150	11,281
LogMeIn, Inc. (a)	548	35,340
Marchex, Inc. (Class B)	556	2,752
Marin Software, Inc. (a)	594	4,004
Marketo, Inc. (a)(b)	572	16,050
MaxPoint Interactive, Inc. (a)	100	808
Millennial Media, Inc. (a)(b)	818	1,325
Monster Worldwide, Inc. (a)(b)	1,991	13,021
New Relic, Inc. (a)(b)	100	3,519
NIC, Inc.	1,471	26,890
OPOWER, Inc. (a)(b)	130	1,496
Pandora Media, Inc. (a)(b)	4,573	71,064
Q2 Holdings, Inc. (a)	223	6,300
QuinStreet, Inc. (a)	726	4,683
Rackspace Hosting, Inc. (a)	2,646	98,405
RealNetworks, Inc. (a)	556	3,008
Reis, Inc.	179	3,970
RetailMeNot, Inc. (a)	744	13,266
Rocket Fuel, Inc. (a)(b)	374	3,067
SciQuest, Inc. (a)	554	8,205
Shutterstock, Inc. (a)(b)	343	20,114
SPS Commerce, Inc. (a)	368	24,214
Stamps.com, Inc. (a)	266	19,570
TechTarget, Inc. (a)	347	3,099
Textura Corp. (a)(b)	420	11,689
Travelzoo, Inc. (a)(b)	182	2,053
TrueCar, Inc. (a)(b)	1,030	12,350
Twitter, Inc. (a)	12,176	441,015
United Online, Inc. (a)	300	4,701
Web.com Group, Inc. (a)	968	23,445
WebMD Health Corp. (a)(b)	771	34,140
Wix.com, Ltd. (a)	330	7,795
XO Group, Inc. (a)	639	10,448
Xoom Corp. (a)(b)	698	14,696
Yelp, Inc. (a)	1,425	61,318
Zillow Group, Inc. (Class A) (a)(b)	971	84,225

		2,661,528

IT SERVICES — 2.7%
6D Global Technologies, Inc. (a)	400	2,616
Acxiom Corp. (a)	1,737	30,536
Amdocs, Ltd.	3,393	185,224
Black Knight Financial Services, Inc. (Class A) (a)	400	12,348
Blackhawk Network Holdings, Inc. (a)	1,200	49,440
Booz Allen Hamilton Holding Corp.	2,180	55,023
Broadridge Financial Solutions, Inc.	2,622	131,126
CACI International, Inc. (Class A) (a)	547	44,247
Cardtronics, Inc. (a)(b)	975	36,124
Cass Information Systems, Inc.	285	16,023
CIBER, Inc. (a)	1,848	6,376
Convergys Corp. (b)	2,112	53,835
CoreLogic, Inc. (a)	1,941	77,038
CSG Systems International, Inc. (b)	730	23,112
Datalink Corp. (a)	363	3,245
DST Systems, Inc.	791	99,650
EPAM Systems, Inc. (a)	1,014	72,227
Euronet Worldwide, Inc. (a)	1,073	66,204
EVERTEC, Inc.	1,408	29,906
ExlService Holdings, Inc. (a)	717	24,794
FleetCor Technologies, Inc. (a)	1,971	307,594
Forrester Research, Inc.	169	6,087
Gartner, Inc. (a)	1,835	157,406
Genpact, Ltd. (a)	3,483	74,292
Global Cash Access Holdings, Inc. (a)	1,470	11,378
Global Payments, Inc.	1,438	148,761
Hackett Group, Inc.	648	8,703
Heartland Payment Systems, Inc.	814	43,997
iGate Corp. (a)	825	39,344
Jack Henry & Associates, Inc.	1,807	116,913
Leidos Holdings, Inc.	1,454	58,698
Lionbridge Technologies, Inc. (a)	1,487	9,175
Luxoft Holding, Inc. (a)	415	23,468
ManTech International Corp. (Class A)	545	15,805
MAXIMUS, Inc.	1,403	92,219
ModusLink Global Solutions, Inc. (a)(b)	922	3,135
MoneyGram International, Inc. (a)	561	5,156
NeuStar, Inc. (Class A) (a)	1,199	35,023
Perficient, Inc. (a)	832	16,008
PFSweb, Inc. (a)	300	4,158
Sabre Corp. (b)	2,429	57,810

See accompanying notes to financial statements.

243

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Science Applications International Corp.	968	$51,159
ServiceSource International, Inc. (a)(b)	1,469	8,035
Sykes Enterprises, Inc. (a)	910	22,068
Syntel, Inc. (a)	676	32,097
TeleTech Holdings, Inc.	355	9,613
Unisys Corp. (a)(b)	1,106	22,109
Vantiv, Inc. (Class A) (a)	3,110	118,771
VeriFone Systems, Inc. (a)(b)	2,415	82,013
Virtusa Corp. (a)	565	29,041
WEX, Inc. (a)	793	90,378

		2,719,508

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	266	8,834
Black Diamond, Inc. (a)	556	5,137
Brunswick Corp.	1,974	100,397
Callaway Golf Co. (b)	1,754	15,681
Escalade, Inc.	220	4,046
JAKKS Pacific, Inc. (a)	455	4,500
Johnson Outdoors, Inc. (Class A)	87	2,049
Malibu Boats, Inc. (Class A) (a)	230	4,621
Marine Products Corp.	285	1,778
Nautilus, Inc. (a)	735	15,810
Performance Sports Group, Ltd. (a)	1,000	18,000
Polaris Industries, Inc. (b)	1,486	220,091
Smith & Wesson Holding Corp. (a)(b)	1,234	20,472
Sturm Ruger & Co, Inc. (b)	355	20,395
Vista Outdoor, Inc. (a)	1,332	59,807

		501,618

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Accelerate Diagnostics, Inc. (a)	458	11,821
Affymetrix, Inc. (a)(b)	1,754	19,154
Albany Molecular Research, Inc. (a)	547	11,060
Bio-Rad Laboratories, Inc. (Class A) (a)	488	73,498
Bio-Techne Corp.	835	82,222
Bruker Corp. (a)(b)	2,484	50,698
Cambrex Corp. (a)	640	28,122
Charles River Laboratories International, Inc. (a)	1,073	75,475
Fluidigm Corp. (a)(b)	653	15,803
Harvard Bioscience, Inc. (a)	700	3,990
Illumina, Inc. (a)	3,120	681,283
INC Research Holdings, Inc. (Class A) (a)	220	8,826
Luminex Corp. (a)	924	15,948
NanoString Technologies, Inc. (a)	120	1,850
NeoGenomics, Inc. (a)	1,200	6,492
Pacific Biosciences of California, Inc. (a)(b)	1,108	6,382
PAREXEL International Corp. (a)	1,183	76,079
PRA Health Sciences, Inc. (a)	440	15,985
Qiagen NV (a)	5,067	125,611
Quintiles Transnational Holdings, Inc. (a)	1,688	122,566
Sequenom, Inc. (a)(b)	2,868	8,719
VWR Corp. (a)(b)	608	16,252

		1,457,836

MACHINERY — 3.2%
Accuride Corp. (a)	1,022	3,935
Actuant Corp. (Class A)	1,270	29,324
AGCO Corp.	1,594	90,507
Alamo Group, Inc.	184	10,054
Albany International Corp. (Class A)	634	25,233
Allison Transmission Holdings, Inc.	3,846	112,534
Altra Industrial Motion Corp.	539	14,650
American Railcar Industries, Inc. (b)	213	10,360
Astec Industries, Inc.	450	18,819
Barnes Group, Inc.	1,223	47,685
Blount International, Inc. (a)	1,195	13,049
Blue Bird Corp. (a)	100	1,299
Briggs & Stratton Corp. (b)	961	18,509
Chart Industries, Inc. (a)	687	24,560
CIRCOR International, Inc.	340	18,540
CLARCOR, Inc.	1,074	66,846
Colfax Corp. (a)(b)	2,151	99,269
Columbus McKinnon Corp.	455	11,375
Commercial Vehicle Group, Inc. (a)	542	3,908
Crane Co.	999	58,671
Donaldson Co., Inc. (b)	2,926	104,751
Douglas Dynamics, Inc.	556	11,943
EnPro Industries, Inc.	513	29,354
ESCO Technologies, Inc.	546	20,426
Exone Co. (a)(b)	189	2,098
Federal Signal Corp.	1,334	19,890
Freightcar America, Inc.	271	5,658
Global Brass & Copper Holdings, Inc.	434	7,382
Gorman-Rupp Co.	464	13,029
Graco, Inc.	1,267	89,995
Graham Corp.	285	5,840
Greenbrier Cos., Inc. (b)	547	25,627
Harsco Corp. (d)	1,821	30,047
Hillenbrand, Inc.	1,404	43,103
Hurco Cos., Inc.	189	6,543
Hyster-Yale Materials Handling, Inc.	161	11,154
IDEX Corp.	1,637	128,635
ITT Corp.	1,969	82,383
John Bean Technologies Corp.	625	23,494
Kadant, Inc.	276	13,027
Kennametal, Inc.	1,672	57,049
L.B. Foster Co. (Class A)	261	9,033
Lincoln Electric Holdings, Inc.	1,611	98,094
Lindsay Corp. (b)	304	26,725
Lydall, Inc. (a)	353	10,435
Manitowoc Co., Inc.	2,949	57,800
Meritor, Inc. (a)	2,207	28,956
Middleby Corp. (a)	1,192	133,778
Miller Industries, Inc.	276	5,506
Mueller Industries, Inc.	1,269	44,060
Mueller Water Products, Inc. (Class A)	3,594	32,705
Navistar International Corp. (a)	1,069	24,191
NN, Inc. (b)	473	12,071
Nordson Corp.	1,338	104,217
Omega Flex, Inc.	67	2,523
Oshkosh Corp. (b)	1,736	73,572

See accompanying notes to financial statements.

244

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Proto Labs, Inc. (a)	534	$36,034
RBC Bearings, Inc. (a)	547	39,253
Rexnord Corp. (a)	2,237	53,487
SPX Corp.	932	67,467
Standex International Corp.	316	25,258
Sun Hydraulics Corp.	537	20,465
Tennant Co.	440	28,750
Terex Corp.	2,288	53,196
Timken Co.	1,718	62,827
Titan International, Inc. (b)	1,030	11,062
Toro Co.	1,165	78,964
TriMas Corp. (a)	1,029	30,458
Trinity Industries, Inc. (b)	3,395	89,730
Twin Disc, Inc.	179	3,337
Valmont Industries, Inc. (b)	465	55,275
Wabash National Corp. (a)	1,453	18,221
WABCO Holdings, Inc. (a)	1,182	146,237
Wabtec Corp.	2,076	195,642
Watts Water Technologies, Inc. (Class A)	578	29,969
Woodward, Inc.	1,375	75,611
Xerium Technologies, Inc. (a)	276	5,023

		3,200,487

MARINE — 0.2%
Eagle Bulk Shipping, Inc. (a)	500	3,485
Golden Ocean Group, Ltd. (b)	1,757	6,764
Kirby Corp. (a)	1,185	90,842
Matson, Inc.	906	38,088
Navios Maritime Holdings, Inc.	1,798	6,689
Safe Bulkers, Inc.	899	2,895
Scorpio Bulkers, Inc. (a)(b)	3,122	5,089
Ultrapetrol Bahamas, Ltd. (a)	524	592

		154,444

MEDIA — 2.9%
AMC Entertainment Holdings, Inc. (Class A)	464	14,236
AMC Networks, Inc. (Class A) (a)	1,246	101,985
Carmike Cinemas, Inc. (a)	584	15,499
Central European Media Enterprises, Ltd. (Class A) (a)(b)	1,832	3,994
Charter Communications, Inc. (Class A) (a)	1,590	272,287
Cinemark Holdings, Inc.	2,503	100,545
Clear Channel Outdoor Holdings, Inc. (Class A)	774	7,841
Crown Media Holdings, Inc. (Class A) (a)	827	3,738
Cumulus Media, Inc. (Class A) (a)(b)	3,330	6,760
Daily Journal Corp. (a)(b)	22	4,323
DISH Network Corp. (Class A) (a)	4,711	318,982
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,637	43,184
E.W. Scripps Co. (Class A)	1,304	29,796
Entercom Communications Corp. (Class A) (a)	542	6,190
Entravision Communications Corp. (Class A)	1,394	11,473
Eros International PLC (a)	585	14,695
Gannett Co., Inc. (a)	2,500	34,975
Global Eagle Entertainment, Inc. (a)(b)	817	10,637
Gray Television, Inc. (a)	1,390	21,795
Harte-Hanks, Inc.	1,006	5,996
Hemisphere Media Group, Inc. (a)	179	2,130
IMAX Corp. (a)	1,300	52,351
John Wiley & Sons, Inc. (Class A)	1,032	56,110
Journal Media Group, Inc.	397	3,291
Liberty Broadband Corp. (Class A) (a)	533	27,167
Liberty Broadband Corp. (Class C) (a)	1,391	71,164
Liberty Media Corp. (Class A) (a)	2,131	76,801
Liberty Media Corp. (Class C) (a)	4,337	155,698
Lions Gate Entertainment Corp. (b)	1,884	69,802
Live Nation Entertainment, Inc. (a)	3,160	86,868
Loral Space & Communications, Inc. (a)	316	19,946
Madison Square Garden Co. (Class A) (a)(b)	1,293	107,953
Martha Stewart Living Omnimedia, Inc. (Class A) (a)	717	4,474
MDC Partners, Inc. (Class A)	958	18,873
Media General, Inc. (a)(b)	1,808	29,868
Meredith Corp. (b)	818	42,659
Morningstar, Inc.	436	34,684
National CineMedia, Inc.	1,379	22,009
New Media Investment Group, Inc.	1,003	17,984
New York Times Co. (Class A) (b)	2,928	39,967
Nexstar Broadcasting Group, Inc. (Class A)	702	39,312
Reading International, Inc. (Class A) (a)	469	6,496
Regal Entertainment Group (Class A) (b)	1,789	37,408
Rentrak Corp. (a)(b)	261	18,218
Saga Communications, Inc. (Class A) (b)	115	4,353
Scholastic Corp.	546	24,095
SFX Entertainment, Inc. (a)(b)	1,179	5,294
Sinclair Broadcast Group, Inc. (Class A) (b)	1,413	39,437
Sirius XM Holdings, Inc. (a)(b)	49,681	185,310
Sizmek, Inc. (a)	542	3,848
Starz (Class A) (a)	1,911	85,460
Thomson Reuters Corp.	7,116	270,906
Time, Inc.	2,338	53,797
Townsquare Media, Inc. (Class A) (a)	120	1,630
Tribune Media Co. (Class A)	1,700	90,763
Tribune Publishing Co.	600	9,324
World Wrestling Entertainment, Inc. (Class A) (b)	745	12,292

		2,856,673

METALS & MINING — 0.9%
AK Steel Holding Corp. (a)	4,162	16,107
Carpenter Technology Corp.	1,052	40,691
Century Aluminum Co. (a)(b)	1,058	11,035
Cliffs Natural Resources, Inc. (b)	3,442	14,904
Coeur Mines, Inc. (a)(b)	2,958	16,890
Commercial Metals Co.	2,598	41,776

See accompanying notes to financial statements.

245

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Compass Minerals International, Inc.	770	$63,248
Globe Specialty Metals, Inc.	1,440	25,488
Handy & Harman, Ltd. (a)	81	2,807
Haynes International, Inc.	271	13,366
Hecla Mining Co. (b)	8,218	21,613
Horsehead Holding Corp. (a)(b)	1,311	15,365
Kaiser Aluminum Corp. (b)	340	28,247
Materion Corp.	450	15,863
Olympic Steel, Inc.	173	3,017
Real Industry, Inc. (a)	500	5,675
Reliance Steel & Aluminum Co.	1,653	99,973
Royal Gold, Inc. (b)	1,354	83,393
RTI International Metals, Inc. (a)	627	19,763
Ryerson Holding Corp. (a)(b)	120	1,092
Schnitzer Steel Industries, Inc. (Class A)	646	11,286
Southern Copper Corp. (b)	2,442	71,819
Steel Dynamics, Inc.	5,184	107,387
Stillwater Mining Co. (a)(b)	2,702	31,316
SunCoke Energy, Inc. (b)	1,503	19,539
Tahoe Resources, Inc.	3,513	42,613
TimkenSteel Corp.	907	24,480
United States Steel Corp. (b)	3,112	64,169
Worthington Industries, Inc.	1,055	31,713

		944,635

MULTI-UTILITIES — 0.4%
Alliant Energy Corp.	2,492	143,838
Avista Corp.	1,349	41,347
Black Hills Corp.	1,007	43,956
MDU Resources Group, Inc. (b)	4,253	83,061
NorthWestern Corp. (b)	1,058	51,577
Vectren Corp.	1,760	67,725

		431,504

MULTILINE RETAIL — 0.3%
Big Lots, Inc.	1,128	50,749
Burlington Stores, Inc. (a)	1,646	84,275
Dillard’s, Inc. (Class A) (b)	555	58,380
Fred’s, Inc. (Class A)	827	15,953
J.C. Penney Co., Inc. (a)(b)	6,617	56,046
Sears Holdings Corp. (a)(b)	317	8,464
Tuesday Morning Corp. (a)(b)	1,006	11,333

		285,200

OIL, GAS & CONSUMABLE FUELS — 3.3%
Abraxas Petroleum Corp. (a)	2,030	5,988
Adams Resources & Energy, Inc.	65	2,899
Alon USA Energy, Inc.	547	10,338
Antero Resources Corp. (a)(b)	1,479	50,789
Approach Resources, Inc. (a)(b)	825	5,651
Ardmore Shipping Corp.	385	4,662
Bill Barrett Corp. (a)(b)	1,198	10,291
Bonanza Creek Energy, Inc. (a)	843	15,385
California Resources Corp. (b)	6,789	41,006
Callon Petroleum Co. (a)(b)	1,622	13,495
Carrizo Oil & Gas, Inc. (a)	1,109	54,607
Cheniere Energy, Inc. (a)	5,166	357,797
Clayton Williams Energy, Inc. (a)(b)	140	9,205
Clean Energy Fuels Corp. (a)(b)	1,659	9,324
Cloud Peak Energy, Inc. (a)(b)	1,469	6,846
Cobalt International Energy, Inc. (a)(b)	7,908	76,787
Concho Resources, Inc. (a)	2,642	300,818
Contango Oil & Gas Co. (a)	312	3,828
Continental Resources, Inc. (a)(b)	1,832	77,658
CVR Energy, Inc. (b)	353	13,287
Delek US Holdings, Inc.	1,209	44,515
Denbury Resources, Inc. (b)	7,933	50,454
DHT Holdings, Inc.	2,039	15,843
Diamondback Energy, Inc. (a)	1,403	105,758
Dorian LPG, Ltd. (a)	130	2,168
Eclipse Resources Corp. (a)(b)	644	3,387
Energen Corp.	1,542	105,319
Energy Fuels, Inc. (a)	900	4,005
Energy XXI, Ltd. (b)	2,230	5,865
EP Energy Corp. (Class A) (a)(b)	809	10,299
Erin Energy Corp. (a)	300	1,173
Evolution Petroleum Corp.	473	3,117
EXCO Resources, Inc. (b)	3,378	3,986
Frontline, Ltd. (a)(b)	1,299	3,170
GasLog, Ltd. (b)	922	18,394
Gastar Exploration, Inc. (a)	1,482	4,579
Golar LNG, Ltd.	1,945	91,026
Green Plains, Inc.	783	21,572
Gulfport Energy Corp. (a)	2,127	85,612
Halcon Resources Corp. (a)(b)	5,881	6,822
Hallador Energy Co. (b)	217	1,810
HollyFrontier Corp.	4,182	178,530
Isramco, Inc. (a)	23	3,174
Jones Energy, Inc. (Class A) (a)	230	2,081
Kosmos Energy, Ltd. (a)	3,395	28,620
Laredo Petroleum, Inc. (a)(b)	2,593	32,620
Magnum Hunter Resources Corp. (a)(b)	4,249	7,946
Matador Resources Co. (a)(b)	1,595	39,875
Memorial Resource Development Corp. (a)	1,754	33,273
Navios Maritime Acquisition Corp.	1,798	6,455
Nordic American Tanker Shipping, Ltd. (b)	1,932	27,492
Northern Oil and Gas, Inc. (a)(b)	1,570	10,629
Oasis Petroleum, Inc. (a)(b)	3,047	48,295
Pacific Ethanol, Inc. (a)(b)	514	5,304
Panhandle Oil & Gas, Inc. (Class A) (b)	378	7,821
Par Petroleum Corp. (a)	300	5,616
Parsley Energy, Inc. (Class A) (a)(b)	1,854	32,297
PBF Energy, Inc.	1,876	53,316
PDC Energy, Inc. (a)(b)	829	44,468
Peabody Energy Corp. (b)	6,164	13,499
Penn Virginia Corp. (a)(b)	1,392	6,097
QEP Resources, Inc.	3,800	70,338
Renewable Energy Group, Inc. (a)	779	9,005
REX American Resources Corp. (a)(b)	143	9,100
Rex Energy Corp. (a)(b)	1,106	6,183
Rice Energy, Inc. (a)(b)	1,554	32,370
Ring Energy, Inc. (a)	385	4,308

See accompanying notes to financial statements.

246

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Rosetta Resources, Inc. (a)	1,674	$38,736
RSP Permian, Inc. (a)	1,179	33,142
Sanchez Energy Corp. (a)(b)	1,130	11,074
SandRidge Energy, Inc. (a)(b)	9,410	8,253
Scorpio Tankers, Inc.	3,890	39,250
SemGroup Corp.(Class A)	961	76,380
Ship Finance International, Ltd. (b)	1,302	21,249
SM Energy Co.	1,413	65,168
Solazyme, Inc. (a)	1,718	5,394
Stone Energy Corp. (a)(b)	1,193	15,020
Synergy Resources Corp. (a)	1,824	20,848
Targa Resources Corp.	1,152	102,781
Teekay Corp.	1,019	43,634
Teekay Tankers, Ltd.	1,976	13,061
TransAtlantic Petroleum, Ltd. (a)	514	2,627
Triangle Petroleum Corp. (a)(b)	961	4,824
Ultra Petroleum Corp. (a)(b)	3,270	40,940
Uranium Energy Corp. (a)	2,000	3,180
W&T Offshore, Inc. (b)	825	4,521
Western Refining, Inc.	1,500	65,430
Westmoreland Coal Co. (a)(b)	371	7,709
Whiting Petroleum Corp. (a)	4,448	149,453
World Fuel Services Corp.	1,596	76,528
WPX Energy, Inc. (a)(b)	4,381	53,799

		3,281,248

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	905	33,195
Clearwater Paper Corp. (a)	444	25,441
Deltic Timber Corp. (b)	276	18,669
Domtar Corp.	1,408	58,291
KapStone Paper and Packaging Corp.	1,817	42,009
Louisiana-Pacific Corp. (a)(b)	3,121	53,151
Neenah Paper, Inc.	363	21,402
P.H. Glatfelter Co.	1,006	22,122
Schweitzer-Mauduit International, Inc.	706	28,155
Wausau Paper Corp.	831	7,629

		310,064

PERSONAL PRODUCTS — 0.5%
Avon Products, Inc.	9,400	58,844
Coty, Inc. (Class A) (a)	1,781	56,939
Edgewell Personal Care Co.	1,391	182,986
Elizabeth Arden, Inc. (a)(b)	651	9,283
Herbalife, Ltd. (a)(b)	1,584	87,263
Inter Parfums, Inc.	358	12,147
Medifast, Inc. (a)	253	8,177
Natural Health Trends Corp.	200	8,292
Nature’s Sunshine Products, Inc.	276	3,795
Nu Skin Enterprises, Inc. (Class A)	1,230	57,970
Nutraceutical International Corp. (a)	179	4,428
Revlon, Inc. (Class A) (a)	276	10,132
Synutra International, Inc. (a)	473	3,382
USANA Health Sciences, Inc. (a)	167	22,822

		526,460

PHARMACEUTICALS — 1.2%
AbbVie, Inc.	2,289	153,798
Aerie Pharmaceuticals, Inc. (a)(b)	230	4,059
Agile Therapeutics, Inc. (a)	200	1,718
Akorn, Inc. (a)	1,672	72,999
Alimera Sciences, Inc. (a)	473	2,180
Amphastar Pharmaceuticals, Inc. (a)	720	12,658
ANI Pharmaceuticals, Inc. (a)	130	8,066
Aratana Therapeutics, Inc. (a)	648	9,798
Assembly Biosciences, Inc. (a)	300	5,778
BioDelivery Sciences International, Inc. (a)(b)	940	7,482
Carbylan Therapeutics, Inc. (a)	300	2,145
Catalent, Inc. (a)	1,803	52,882
Cempra, Inc. (a)	668	22,952
Collegium Pharmaceutical, Inc. (a)	100	1,784
Corcept Therapeutics, Inc. (a)(b)	1,287	7,735
Corium International, Inc. (a)	200	2,738
Depomed, Inc. (a)(b)	1,282	27,512
Dermira, Inc. (a)(b)	120	2,106
Durect Corp. (a)	2,400	5,736
Endocyte, Inc. (a)(b)	735	3,815
Flex Pharma, Inc. (a)(b)	100	1,720
Foamix Pharmaceuticals, Ltd. (a)	500	5,125
Heska Corp. (a)	100	2,969
IGI Laboratories, Inc. (a)(b)	770	4,851
Impax Laboratories, Inc. (a)(b)	1,580	72,553
Intersect ENT, Inc. (a)	120	3,436
Intra-Cellular Therapies, Inc. (a)	485	15,496
Jazz Pharmaceuticals PLC (a)	1,332	234,525
Lannett Co., Inc. (a)(b)	605	35,961
Medicines Co. (a)(b)	1,403	40,140
Nektar Therapeutics (a)(b)	2,864	35,829
Ocular Therapeutix, Inc. (a)	120	2,524
Omeros Corp. (a)(b)	849	15,273
Pacira Pharmaceuticals, Inc. (a)(b)	804	56,859
Paratek Pharmaceuticals, Inc.	300	7,731
Pernix Therapeutics Holdings (a)(b)	829	4,908
Phibro Animal Health Corp. (Class A) (b)	385	14,992
Pozen, Inc. (a)(b)	639	6,588
Prestige Brands Holdings, Inc. (a)	1,087	50,263
Relypsa, Inc. (a)(b)	674	22,303
Revance Therapeutics, Inc. (a)(b)	215	6,876
Sagent Pharmaceuticals, Inc. (a)	473	11,499
Sciclone Pharmaceuticals, Inc. (a)	1,082	10,625
Sucampo Pharmaceuticals, Inc. (Class A) (a)	377	6,194
Supernus Pharmaceuticals, Inc. (a)	668	11,343
Tetraphase Pharmaceuticals, Inc. (a)(b)	688	32,639
TherapeuticsMD, Inc. (a)	2,744	21,568
Theravance Biopharma, Inc. (a)	527	6,861
Theravance, Inc. (b)	1,855	33,520
VIVUS, Inc. (a)(b)	2,492	5,881
XenoPort, Inc. (a)(b)	1,119	6,859
Zogenix, Inc. (a)(b)	3,151	5,294
ZS Pharma, Inc. (a)(b)	430	22,528

		1,223,674

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp.	1,195	10,480
Advisory Board Co. (a)	918	50,187
Barrett Business Services, Inc.	184	6,683

See accompanying notes to financial statements.

247

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

CBIZ, Inc. (a)	919	$8,859
CDI Corp.	377	4,901
CEB, Inc.	677	58,940
CRA International, Inc. (a)	185	5,156
Exponent, Inc.	558	24,987
Franklin Covey Co. (a)	173	3,510
FTI Consulting, Inc. (a)	907	37,405
GP Strategies Corp. (a)	265	8,809
Heidrick & Struggles International, Inc.	369	9,624
Hill International, Inc. (a)	764	4,019
Huron Consulting Group, Inc. (a)	547	38,339
ICF International, Inc. (a)	455	15,861
IHS, Inc. (Class A) (a)	1,536	197,576
Insperity, Inc.	456	23,210
Kelly Services, Inc. (Class A)	639	9,809
Kforce, Inc.	539	12,327
Korn/Ferry International	1,078	37,482
ManpowerGroup, Inc.	1,689	150,963
Mistras Group, Inc. (a)	363	6,890
Navigant Consulting, Inc. (a)	1,090	16,208
On Assignment, Inc. (a)	1,123	44,111
Pendrell Corp. (a)	3,963	5,429
Resources Connection, Inc.	772	12,421
RPX Corp. (a)	1,222	20,652
Towers Watson & Co. (Class A)	1,465	184,297
TriNet Group, Inc. (a)	885	22,435
TrueBlue, Inc. (a)	897	26,820
Verisk Analytics, Inc. (a)	3,653	265,792
Volt Information Sciences, Inc. (a)	200	1,942
VSE Corp.	92	4,923
WageWorks, Inc. (a)	794	32,117

		1,363,164

REAL ESTATE INVESTMENT TRUSTS — 8.8%
Acadia Realty Trust	1,536	44,713
AG Mortgage Investment Trust, Inc.	649	11,215
Agree Realty Corp.	381	11,114
Alexander’s, Inc.	52	21,320
Alexandria Real Estate Equities, Inc.	1,531	133,901
Altisource Residential Corp.	1,248	21,029
American Assets Trust, Inc.	832	32,623
American Campus Communities, Inc.	2,441	92,001
American Capital Agency Corp.	7,658	140,678
American Capital Mortgage Investment Corp.	1,154	18,452
American Homes 4 Rent (Class A)	3,373	54,103
American Realty Capital Properties, Inc.	19,582	159,202
American Residential Properties, Inc. (a)	762	14,097
Annaly Capital Management, Inc.	20,474	188,156
Anworth Mortgage Asset Corp.	2,239	11,038
Apollo Commercial Real Estate Finance, Inc. (b)	1,227	20,160
Apollo Residential Mortgage, Inc.	741	10,885
Apple Hospitality REIT, Inc.	4,000	75,480
Ares Commercial Real Estate Corp. (b)	696	7,927
Armada Hoffler Properties, Inc.	458	4,575
ARMOUR Residential REIT, Inc.	7,948	22,334
Ashford Hospitality Prime, Inc.	558	8,381
Ashford Hospitality Trust, Inc.	1,788	15,127
Associated Estates Realty Corp.	1,257	35,988
BioMed Realty Trust, Inc.	4,374	84,593
Bluerock Residential Growth REIT, Inc.	400	5,064
Brandywine Realty Trust	3,937	52,283
Brixmor Property Group, Inc.	3,739	86,483
Camden Property Trust	1,830	135,932
Campus Crest Communities, Inc.	1,561	8,648
Capstead Mortgage Corp.	2,052	22,777
CareTrust REIT, Inc.	587	7,437
Catchmark Timber Trust, Inc. (Class A)	430	4,975
CBL & Associates Properties, Inc.	3,658	59,260
Cedar Realty Trust, Inc.	1,749	11,194
Chambers Street Properties (b)	5,146	40,911
Chatham Lodging Trust	799	21,150
Chesapeake Lodging Trust	1,300	39,624
Chimera Investment Corp.	4,435	60,804
Colony Capital, Inc. (Class A) (b)	2,418	54,768
Columbia Property Trust, Inc.	2,719	66,751
Communications Sales & Leasing, Inc. (b)	2,620	64,766
CorEnergy Infrastructure Trust, Inc. (b)	1,170	7,394
Coresite Realty Corp.	450	20,448
Corporate Office Properties Trust	2,103	49,505
Corrections Corp. of America	2,525	83,527
Cousins Properties, Inc.	4,685	48,630
CubeSmart	3,656	84,673
CyrusOne, Inc.	1,041	30,657
CYS Investments, Inc. (b)	3,455	26,707
DCT Industrial Trust, Inc.	1,856	58,353
DDR Corp.	6,599	102,021
DiamondRock Hospitality Co.	4,411	56,505
Digital Realty Trust, Inc. (b)	2,953	196,906
Douglas Emmett, Inc.	3,141	84,619
Duke Realty Corp.	7,462	138,569
DuPont Fabros Technology, Inc.	1,338	39,404
Dynex Capital, Inc. (b)	1,394	10,622
Easterly Government Properties, Inc.	300	4,776
EastGroup Properties, Inc.	714	40,148
Education Realty Trust, Inc.	1,045	32,771
Empire State Realty Trust, Inc. (Class A) (b)	2,163	36,901
EPR Properties (b)	1,279	70,064
Equity Commonwealth (a)	2,846	73,057
Equity Lifestyle Properties, Inc.	1,780	93,592
Equity One, Inc.	1,554	36,270
Excel Trust, Inc.	1,378	21,731
Extra Space Storage, Inc.	2,515	164,028
Federal Realty Investment Trust	1,509	193,288
FelCor Lodging Trust, Inc.	3,201	31,626
First Industrial Realty Trust, Inc.	2,484	46,525
First Potomac Realty Trust	1,242	12,793
Franklin Street Properties Corp.	2,029	22,948
Gaming and Leisure Properties, Inc.	1,888	69,214

See accompanying notes to financial statements.

248

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Geo Group, Inc.	1,637	$55,920
Getty Realty Corp.	651	10,650
Gladstone Commercial Corp.	382	6,326
Government Properties Income Trust (b)	1,537	28,511
Gramercy Property Trust, Inc.	1,294	30,241
Great Ajax Corp.	100	1,418
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	744	14,917
Hatteras Financial Corp.	2,177	35,485
Healthcare Realty Trust, Inc.	2,166	50,381
Healthcare Trust of America, Inc. (Class A)	2,753	65,934
Hersha Hospitality Trust	1,088	27,884
Highwoods Properties, Inc.	2,033	81,218
Home Properties, Inc.	1,289	94,161
Hospitality Properties Trust	3,219	92,772
Hudson Pacific Properties, Inc.	1,619	45,931
Independence Realty Trust, Inc.	500	3,765
InfraREIT, Inc. (b)	500	14,180
Inland Real Estate Corp.	1,969	18,548
Invesco Mortgage Capital, Inc.	2,711	38,822
Investors Real Estate Trust	2,495	17,814
iStar Financial, Inc. (a)(b)	1,964	26,161
Kilroy Realty Corp.	1,948	130,808
Kite Realty Group Trust	1,790	43,801
Lamar Advertising Co. (Class A)	1,792	103,004
LaSalle Hotel Properties	2,411	85,494
Lexington Realty Trust (b)	4,467	37,880
Liberty Property Trust	3,231	104,103
LTC Properties, Inc.	803	33,405
Mack-Cali Realty Corp.	2,000	36,860
Medical Properties Trust, Inc.	4,487	58,825
MFA Financial, Inc.	7,970	58,898
Mid-America Apartment Communities, Inc.	1,592	115,914
Monmouth Real Estate Investment Corp.(Class A)	1,262	12,267
Monogram Residential Trust, Inc.	3,600	32,472
National Health Investors, Inc.	786	48,968
National Retail Properties, Inc.	2,851	99,814
National Storage Affiliates Trust	500	6,200
New Residential Investment Corp.	4,283	65,273
New Senior Investment Group, Inc.	1,400	18,718
New York Mortgage Trust, Inc. (b)	2,260	16,905
New York REIT, Inc.	3,493	34,755
NexPoint Residential Trust, Inc.	400	5,372
NorthStar Realty Finance Corp.	7,455	118,535
OMEGA Healthcare Investors, Inc.	3,952	135,672
One Liberty Properties, Inc.	271	5,767
Orchid Island Capital, Inc.	400	4,484
Outfront Media, Inc.	2,966	74,862
Paramount Group, Inc.	3,898	66,890
Parkway Properties, Inc.	1,775	30,956
Pebblebrook Hotel Trust	1,511	64,792
Pennsylvania Real Estate Investment Trust	1,551	33,098
PennyMac Mortgage Investment Trust	1,699	29,614
Physicians Realty Trust	1,598	24,545
Piedmont Office Realty Trust, Inc. (Class A)	3,331	58,592
Post Properties, Inc.	1,156	62,852
Potlatch Corp.	904	31,929
Preferred Apartment Communities, Inc. (Class A)	500	4,975
PS Business Parks, Inc.	458	33,045
QTS Realty Trust, Inc. (Class A)	520	18,954
RAIT Financial Trust (b)	1,762	10,766
Ramco-Gershenson Properties Trust	1,736	28,332
Rayonier, Inc.	2,753	70,339
Redwood Trust, Inc.	1,886	29,610
Regency Centers Corp.	2,083	122,855
Resource Capital Corp.	3,139	12,148
Retail Opportunity Investments Corp.	2,052	32,052
Retail Properties of America, Inc. (Class A)	5,168	71,990
Rexford Industrial Realty, Inc.	1,274	18,575
RLJ Lodging Trust	2,810	83,682
Rouse Properties, Inc. (b)	811	13,260
Ryman Hospitality Properties	980	52,048
Sabra Healthcare REIT, Inc.	1,274	32,793
Saul Centers, Inc.	220	10,822
Select Income REIT	1,332	27,493
Senior Housing Properties Trust	5,044	88,522
Silver Bay Realty Trust Corp.	882	14,368
Sovran Self Storage, Inc.	726	63,097
Spirit Realty Capital, Inc.	9,595	92,784
STAG Industrial, Inc. (b)	1,255	25,100
Starwood Property Trust, Inc. (b)	5,194	112,035
Starwood Waypoint Residential Trust (b)	809	19,222
STORE Capital Corp.	713	14,331
Strategic Hotels & Resorts, Inc. (a)	6,032	73,108
Summit Hotel Properties, Inc.	1,930	25,109
Sun Communities, Inc.	962	59,480
Sunstone Hotel Investors, Inc.	4,534	68,055
Tanger Factory Outlet Centers, Inc.	2,104	66,697
Taubman Centers, Inc.	1,344	93,408
Terreno Realty Corp.	967	19,050
Trade Street Residential, Inc. (b)	255	1,698
Two Harbors Investment Corp.	7,910	77,043
UDR, Inc.	5,572	178,471
UMH Properties, Inc. (b)	368	3,606
United Development Funding IV	700	12,236
Universal Health Realty Income Trust	271	12,591
Urban Edge Properties	1,900	39,501
Urstadt Biddle Properties, Inc. (Class A)	653	12,198
Washington Real Estate Investment Trust	1,533	39,781
Weingarten Realty Investors	2,705	88,426
Western Asset Mortgage Capital Corp. (b)	942	13,913
Whitestone REIT (b)	473	6,158
WP Carey, Inc. (b)	2,241	132,085
WP GLIMCHER, Inc.	4,106	55,554
Xenia Hotels & Resorts, Inc.	2,400	52,176

		8,857,096

See accompanying notes to financial statements.

249

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc.	1,011	$39,834
Altisource Asset Management Corp. (a)	30	4,329
Altisource Portfolio Solutions SA (a)(b)	329	10,130
AV Homes, Inc. (a)(b)	289	4,153
Consolidated-Tomoka Land Co. (b)	81	4,669
Forest City Enterprises, Inc. (Class A) (a)	4,728	104,489
Forestar Group, Inc. (a)(b)	827	10,883
FRP Holdings, Inc. (a)(b)	189	6,129
Howard Hughes Corp. (a)	887	127,320
Jones Lang LaSalle, Inc.	1,005	171,855
Kennedy-Wilson Holdings, Inc. (b)	1,824	44,852
Marcus & Millichap, Inc. (a)	181	8,351
RE/MAX Holdings, Inc. (Class A)	230	8,167
Realogy Holdings Corp. (a)	3,196	149,317
St. Joe Co. (a)(b)	1,412	21,928
Tejon Ranch Co. (a)	277	7,122

		723,528

ROAD & RAIL — 0.8%
AMERCO, Inc.	173	56,555
ArcBest Corp.	586	18,635
Avis Budget Group, Inc. (a)	2,278	100,414
Celadon Group, Inc.	453	9,368
Con-way, Inc. (b)	1,257	48,231
Covenant Transportation Group, Inc. (Class A) (a)	300	7,518
Genesee & Wyoming, Inc. (Class A) (a)	1,164	88,673
Heartland Express, Inc. (b)	1,126	22,779
Hertz Global Holdings, Inc. (a)	8,799	159,438
Knight Transportation, Inc.	1,342	35,885
Landstar System, Inc.	917	61,320
Marten Transport, Ltd.	547	11,870
Old Dominion Freight Line, Inc. (a)	1,429	98,037
PAM Transportation Services, Inc. (a)	100	5,805
Quality Distribution, Inc. (a)	562	8,689
Roadrunner Transportation Systems, Inc. (a)	599	15,454
Saia, Inc. (a)	542	21,295
Swift Transportation Co. (a)	1,905	43,186
Universal Truckload Services, Inc.	81	1,779
USA Truck, Inc. (a)	120	2,548
Werner Enterprises, Inc. (b)	983	25,804
YRC Worldwide, Inc. (a)	634	8,229

		851,512

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (a)	910	25,016
Advanced Micro Devices, Inc. (a)	14,210	34,104
Alpha & Omega Semiconductor, Ltd. (a)	469	4,099
Ambarella, Inc. (a)(b)	690	70,856
Amkor Technology, Inc. (a)	1,961	11,727
Applied Micro Circuits Corp. (a)(b)	1,662	11,218
Atmel Corp.	8,982	88,518
Audience, Inc. (a)(b)	289	1,413
Axcelis Technologies, Inc. (a)	2,679	7,930
Brooks Automation, Inc.	1,424	16,305
Cabot Microelectronics Corp. (a)	547	25,769
Cascade Microtech, Inc. (a)	255	3,882
Cavium, Inc. (a)(b)	1,187	81,677
CEVA, Inc. (a)	456	8,860
Cirrus Logic, Inc. (a)	1,343	45,702
Cohu, Inc.	657	8,692
Cree, Inc. (a)(b)	2,357	61,353
Cypress Semiconductor Corp. (a)(b)	7,170	84,319
Diodes, Inc. (a)	813	19,601
DSP Group, Inc. (a)	455	4,700
Entegris, Inc. (a)	3,154	45,954
Exar Corp. (a)	919	8,988
Fairchild Semiconductor International, Inc. (a)	2,554	44,389
Formfactor, Inc. (a)	1,282	11,794
Freescale Semiconductor, Ltd. (a)	2,386	95,368
Inphi Corp. (a)	748	17,099
Integrated Device Technology, Inc. (a)	3,013	65,382
Integrated Silicon Solution, Inc.	734	16,251
Intersil Corp. (Class A)	2,883	36,066
IXYS Corp.	542	8,293
Kopin Corp. (a)(b)	1,668	5,755
Lattice Semiconductor Corp. (a)	2,560	15,078
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	485	18,551
Marvell Technology Group, Ltd.	9,355	123,346
Mattson Technology, Inc. (a)	1,600	5,360
Maxim Integrated Products, Inc.	6,177	213,570
MaxLinear, Inc. (Class A) (a)	1,034	12,511
Micrel, Inc.	998	13,872
Microsemi Corp. (a)	2,042	71,368
MKS Instruments, Inc.	1,167	44,276
Monolithic Power Systems, Inc.	807	40,923
Nanometrics, Inc. (a)	547	8,818
NeoPhotonics Corp. (a)	600	5,478
NVE Corp.	87	6,821
OmniVision Technologies, Inc. (a)	1,282	33,582
ON Semiconductor Corp. (a)	9,248	108,109
PDF Solutions, Inc. (a)	653	10,448
Pericom Semiconductor Corp.	545	7,167
Photronics, Inc. (a)	1,469	13,970
PMC-Sierra, Inc. (a)	3,946	33,778
Power Integrations, Inc.	601	27,153
Rambus, Inc. (a)	2,612	37,848
Rudolph Technologies, Inc. (a)	737	8,851
Semtech Corp. (a)	1,433	28,445
Sigma Designs, Inc. (a)	800	9,544
Silicon Laboratories, Inc. (a)	885	47,799
SunEdison, Inc. (a)	5,903	176,559
SunPower Corp. (a)	1,016	28,865
Synaptics, Inc. (a)(b)	827	71,730
Teradyne, Inc.	4,617	89,062
Tessera Technologies, Inc.	1,170	44,437
Ultra Clean Holdings, Inc. (a)	542	3,377
Ultratech, Inc. (a)	634	11,767
Veeco Instruments, Inc. (a)(b)	910	26,153

See accompanying notes to financial statements.

250

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Xcerra Corp. (a)	1,210	$9,160

		2,378,856

SOFTWARE — 4.8%
A10 Networks, Inc. (a)	500	3,220
ACI Worldwide, Inc. (a)	2,580	63,391
Activision Blizzard, Inc. (b)	10,875	263,284
Advent Software, Inc.	1,161	51,328
American Software, Inc. (Class A)	542	5,149
ANSYS, Inc. (a)	1,984	181,020
Aspen Technology, Inc. (a)	1,866	84,996
AVG Technologies NV (a)	797	21,686
Barracuda Networks, Inc. (a)	179	7,092
Blackbaud, Inc.	1,041	59,285
Bottomline Technologies, Inc. (a)	922	25,641
BroadSoft, Inc. (a)	634	21,917
Cadence Design Systems, Inc. (a)(b)	6,376	125,352
Callidus Software, Inc. (a)	1,297	20,207
CDK Global, Inc.	3,425	184,881
CommVault Systems, Inc. (a)	974	41,307
Comverse, Inc. (a)	556	11,164
Cyan, Inc. (a)	779	4,082
Digimarc Corp. (a)(b)	189	8,531
Digital Turbine, Inc. (a)	1,100	3,322
Ebix, Inc. (b)	629	20,512
Ellie Mae, Inc. (a)	648	45,224
EnerNOC, Inc. (a)(b)	648	6,286
EPIQ Systems, Inc.	726	12,255
ePlus, Inc. (a)	118	9,045
FactSet Research Systems, Inc. (b)	904	146,909
Fair Isaac Corp.	625	56,738
FireEye, Inc. (a)(b)	2,934	143,502
FleetMatics Group PLC (a)	875	40,976
Fortinet, Inc. (a)	3,043	125,767
Gigamon, Inc. (a)	589	19,431
Globant SA (a)	120	3,652
Glu Mobile, Inc. (a)	2,077	12,898
Guidance Software, Inc. (a)(b)	358	3,032
Guidewire Software, Inc. (a)	1,511	79,977
HubSpot, Inc. (a)	420	20,824
Imperva, Inc. (a)	599	40,552
Infoblox, Inc. (a)	1,203	31,531
Informatica Corp. (a)	2,277	110,366
Interactive Intelligence Group (a)(b)	363	16,143
Jive Software, Inc. (a)	1,029	5,402
King Digital Entertainment PLC	1,700	24,225
Manhattan Associates, Inc. (a)	1,596	95,201
Mentor Graphics Corp.	2,181	57,644
MicroStrategy, Inc. (a)	217	36,907
MobileIron, Inc. (a)(b)	130	768
Model N, Inc. (a)	479	5,705
Monotype Imaging Holdings, Inc.	919	22,157
Netscout Systems, Inc. (a)(b)	814	29,849
NetSuite, Inc. (a)(b)	837	76,795
Nuance Communications, Inc. (a)	5,462	95,640
Park City Group, Inc. (a)(b)	120	1,487
Paycom Software, Inc. (a)	720	24,588
Paylocity Holding Corp. (a)	255	9,142
Pegasystems, Inc.	800	18,312
Progress Software Corp. (a)	1,064	29,260
Proofpoint, Inc. (a)(b)	814	51,827
PROS Holdings, Inc. (a)(b)	556	11,737
PTC, Inc. (a)	2,450	100,499
QAD, Inc. (Class A)	196	5,180
QLIK Technologies, Inc. (a)	2,002	69,990
Quality Systems, Inc.	1,122	18,592
Qualys, Inc. (a)(b)	430	17,351
Rally Software Development Corp. (a)	578	11,242
RealPage, Inc. (a)	1,198	22,846
Rovi Corp. (a)(b)	1,937	30,895
Rubicon Project, Inc. (a)	520	7,779
Sapiens International Corp. NV (b)	473	4,910
SeaChange International, Inc. (a)	837	5,867
ServiceNow, Inc. (a)(b)	3,350	248,938
Silver Spring Networks, Inc. (a)	786	9,754
SolarWinds, Inc. (a)	1,482	68,365
Solera Holdings, Inc.	1,437	64,033
Splunk, Inc. (a)(b)	2,667	185,677
SS&C Technologies Holdings, Inc.	1,537	96,063
Synchronoss Technologies, Inc. (a)(b)	796	36,401
Synopsys, Inc. (a)	3,390	171,704
Tableau Software, Inc. (Class A) (a)	1,059	122,103
Take-Two Interactive Software, Inc. (a)	1,883	51,914
Tangoe, Inc. (a)	935	11,762
TeleCommunication Systems, Inc. (Class A) (a)	1,210	4,005
TeleNav, Inc. (a)	469	3,775
TiVo, Inc. (a)	2,153	21,831
TubeMogul, Inc. (a)	300	4,287
Tyler Technologies, Inc. (a)	745	96,388
Ultimate Software Group, Inc. (a)	657	107,971
Varonis Systems, Inc. (a)(b)	115	2,540
VASCO Data Security International, Inc. (a)(b)	625	18,869
Verint Systems, Inc. (a)	1,325	80,487
VirnetX Holding Corp. (a)(b)	1,009	4,238
VMware, Inc. (Class A) (a)(b)	1,777	152,360
Workday, Inc. (Class A) (a)(b)	2,312	176,614
Workiva, Inc. (a)	200	2,766
Yodlee, Inc. (a)	120	1,733
Zendesk, Inc. (a)	1,155	25,653
Zix Corp. (a)	1,464	7,569
Zynga, Inc. (Class A) (a)	16,546	47,322

		4,849,394

SPECIALTY RETAIL — 3.1%
Aaron’s, Inc.	1,365	49,427
Abercrombie & Fitch Co. (Class A)	1,493	32,114
Advance Auto Parts, Inc.	1,546	246,262
America’s Car-Mart, Inc. (a)	179	8,828
American Eagle Outfitters, Inc.	4,248	73,151
ANN, Inc. (a)	972	46,938
Asbury Automotive Group, Inc. (a)	609	55,188
Ascena Retail Group, Inc. (a)(b)	3,011	50,148
Barnes & Noble, Inc. (a)	899	23,338
bebe stores, inc.	825	1,650
Big 5 Sporting Goods Corp.	473	6,721
Boot Barn Holdings, Inc. (a)	120	3,840
Buckle, Inc. (b)	634	29,018

See accompanying notes to financial statements.

251

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Build-A-Bear Workshop, Inc. (a)	255	$4,077
Cabela’s, Inc. (a)(b)	1,128	56,377
Caleres, Inc.	906	28,793
Cato Corp. (Class A)	537	20,814
Chico’s FAS, Inc. (b)	3,120	51,886
Children’s Place, Inc.	427	27,930
Christopher & Banks Corp. (a)	930	3,729
Citi Trends, Inc. (a)	361	8,736
Conn’s, Inc. (a)(b)	556	22,073
Container Store Group, Inc. (a)(b)	345	5,820
CST Brands, Inc.	1,695	66,207
Destination XL Group, Inc. (a)	1,011	5,065
Dick’s Sporting Goods, Inc.	1,978	102,401
DSW, Inc. (Class A)	1,585	52,891
Express, Inc. (a)	1,873	33,920
Finish Line, Inc. (Class A)	975	27,125
Five Below, Inc. (a)(b)	1,137	44,946
Foot Locker, Inc. (b)	2,989	200,293
Francesca’s Holdings Corp. (a)	874	11,773
Genesco, Inc. (a)	542	35,788
GNC Holdings, Inc. (Class A)	1,854	82,466
Group 1 Automotive, Inc.	461	41,873
Guess?, Inc. (b)	1,370	26,263
Haverty Furniture Cos., Inc.	455	9,837
Hibbett Sports, Inc. (a)(b)	519	24,175
Kirkland’s, Inc.	377	10,507
Lithia Motors, Inc. (Class A)	532	60,201
Lumber Liquidators Holdings, Inc. (a)(b)	637	13,192
MarineMax, Inc. (a)	547	12,860
Mattress Firm Holding Corp. (a)	341	20,784
Men’s Wearhouse, Inc.	1,082	69,324
Michaels Cos., Inc. (a)	1,314	35,360
Monro Muffler Brake, Inc. (b)	709	44,071
Murphy USA, Inc. (a)	971	54,201
Office Depot, Inc. (a)	11,815	102,318
Outerwall, Inc. (b)	399	30,368
Party City Holdco, Inc. (a)	500	10,135
Penske Automotive Group, Inc.	885	46,117
Pep Boys-Manny, Moe & Jack (a)	1,287	15,792
Pier 1 Imports, Inc. (b)	2,046	25,841
Rent-A-Center, Inc. (b)	1,135	32,177
Restoration Hardware Holdings, Inc. (a)	725	70,782
Sally Beauty Holdings, Inc. (a)	3,452	109,014
Select Comfort Corp. (a)	1,124	33,799
Shoe Carnival, Inc.	368	10,621
Signet Jewelers, Ltd.	1,712	219,547
Sonic Automotive, Inc. (Class A)	710	16,919
Sportsman’s Warehouse Holdings, Inc. (a)	120	1,364
Stage Stores, Inc.	715	12,534
Stein Mart, Inc.	634	6,638
Systemax, Inc. (a)	276	2,385
Tile Shop Holdings, Inc. (a)	564	8,003
Tilly’s, Inc. (Class A) (a)	285	2,756
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,351	208,662
Vitamin Shoppe, Inc. (a)	614	22,884
West Marine, Inc. (a)	473	4,560
Williams-Sonoma, Inc.	2,023	166,432
Winmark Corp. (b)	43	4,236
Zumiez, Inc. (a)(b)	437	11,637

		3,117,902

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a)(b)	2,411	47,063
Avid Technology, Inc. (a)	700	9,338
Cray, Inc. (a)(b)	910	26,854
Diebold, Inc. (b)	1,355	47,425
Dot Hill Systems Corp. (a)	1,413	8,648
Eastman Kodak Co. (a)(b)	385	6,468
Electronics for Imaging, Inc. (a)	1,051	45,729
Imation Corp. (a)	800	3,248
Immersion Corp. (a)(b)	634	8,033
Lexmark International, Inc. (Class A)	1,296	57,283
NCR Corp. (a)	3,687	110,979
Nimble Storage, Inc. (a)(b)	1,130	31,708
QLogic Corp. (a)	1,860	26,393
Quantum Corp. (a)	5,268	8,850
Silicon Graphics International Corp. (a)(b)	832	5,383
Stratasys, Ltd. (a)(b)	1,100	38,423
Super Micro Computer, Inc. (a)(b)	826	24,433
Violin Memory, Inc. (a)(b)	1,799	4,407

		510,665

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	1,111	118,099
Cherokee, Inc.	200	5,636
Columbia Sportswear Co.	638	38,574
Crocs, Inc. (a)(b)	1,668	24,536
Culp, Inc.	179	5,549
Deckers Outdoor Corp. (a)(b)	703	50,595
G-III Apparel Group, Ltd. (a)(b)	866	60,923
Iconix Brand Group, Inc. (a)(b)	1,085	27,092
Kate Spade & Co. (a)(b)	2,714	58,460
Lululemon Athletica, Inc. (a)	2,400	156,720
Movado Group, Inc.	346	9,397
Oxford Industries, Inc.	361	31,569
Perry Ellis International, Inc. (a)	271	6,442
Quiksilver, Inc. (a)(b)	3,218	2,133
Sequential Brands Group, Inc. (a)(b)	385	5,887
Skechers U.S.A., Inc. (Class A) (a)	893	98,043
Steven Madden, Ltd. (a)	1,189	50,865
Superior Uniform Group, Inc.	200	3,308
Tumi Holdings, Inc. (a)(b)	1,207	24,768
Unifi, Inc. (a)	368	12,328
Vera Bradley, Inc. (a)(b)	561	6,323
Vince Holding Corp. (a)(b)	230	2,755
Wolverine World Wide, Inc. (b)	2,228	63,453

		863,455

THRIFTS & MORTGAGE FINANCE — 1.0%
Anchor BanCorp Wisconsin, Inc. (a)(b)	120	4,558
Astoria Financial Corp.	1,863	25,691
Bank Mutual Corp.	1,098	8,422

See accompanying notes to financial statements.

252

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

BankFinancial Corp.	359	$4,229
BBX Capital Corp. (Class A) (a)(b)	84	1,364
Bear State Financial, Inc. (a)	300	2,802
Beneficial Bancorp, Inc. (a)	1,758	21,958
BofI Holding, Inc. (a)(b)	340	35,941
Brookline Bancorp, Inc.	1,560	17,612
Capitol Federal Financial, Inc.	3,028	36,457
Charter Financial Corp.	354	4,393
Clifton Bancorp, Inc. (b)	559	7,820
Dime Community Bancshares	641	10,859
Essent Group, Ltd. (a)	974	26,639
EverBank Financial Corp.	2,055	40,381
Federal Agricultural Mortgage Corp. (Class C)	285	8,282
First Defiance Financial Corp.	165	6,193
Flagstar Bancorp, Inc. (a)	455	8,408
Fox Chase Bancorp, Inc.	271	4,585
Heritage Financial Group, Inc.	200	6,036
HomeStreet, Inc. (a)	466	10,634
Impac Mortgage Holdings, Inc. (a)	200	3,828
Kearny Financial Corp. (a)	2,020	22,543
Ladder Capital Corp.	845	14,661
LendingTree, Inc. (a)(b)	89	6,996
Meridian Bancorp, Inc. (a)	1,234	16,548
Meta Financial Group, Inc.	138	5,923
MGIC Investment Corp. (a)(b)	7,373	83,905
Nationstar Mortgage Holdings, Inc. (a)(b)	526	8,837
New York Community Bancorp, Inc. (b)	9,585	176,172
NMI Holdings, Inc. (Class A) (a)	1,154	9,255
Northfield Bancorp, Inc.	1,043	15,697
Northwest Bancshares, Inc.	2,135	27,371
OceanFirst Financial Corp.	377	7,031
Ocwen Financial Corp. (a)(b)	2,309	23,552
Oritani Financial Corp.	1,001	16,066
PennyMac Financial Services, Inc. (Class A) (a)	266	4,820
Provident Financial Services, Inc.	1,360	25,826
Radian Group, Inc. (b)	4,165	78,135
Stonegate Mortgage Corp. (a)	230	2,316
Territorial Bancorp, Inc.	185	4,488
TFS Financial Corp. (b)	1,418	23,851
TrustCo Bank Corp. NY	2,301	16,176
United Community Financial Corp.	1,029	5,505
United Financial Bancorp, Inc.	1,078	14,499
Walker & Dunlop, Inc. (a)	358	9,573
Washington Federal, Inc.	2,022	47,214
Waterstone Financial, Inc.	715	9,438
WSFS Financial Corp. (b)	552	15,097

		988,587

TOBACCO — 0.1%
Universal Corp. (b)	447	25,622
Vector Group, Ltd. (b)	1,725	40,469

		66,091

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp. (b)	2,199	74,546
Aircastle, Ltd.	1,398	31,693
Applied Industrial Technologies, Inc.	842	33,385
Beacon Roofing Supply, Inc. (a)	1,078	35,811
CAI International, Inc. (a)	353	7,268
DXP Enterprises, Inc. (a)	292	13,578
GATX Corp.	916	48,685
H&E Equipment Services, Inc.	740	14,778
HD Supply Holdings, Inc. (a)	3,693	129,920
Kaman Corp.	539	22,606
Lawson Products, Inc. (a)	100	2,348
MRC Global, Inc. (a)	2,336	36,068
MSC Industrial Direct Co., Inc. (Class A) (b)	1,070	74,654
Neff Corp. (Class A) (a)	120	1,211
NOW, Inc. (a)(b)	2,320	46,191
Rush Enterprises, Inc. (Class A) (a)	775	20,313
Stock Building Supply Holdings, Inc. (a)	330	6,452
TAL International Group, Inc. (a)	767	24,237
Textainer Group Holdings, Ltd.	489	12,719
Titan Machinery, Inc. (a)	473	6,967
Veritiv Corp. (a)	187	6,818
Watsco, Inc.	592	73,254
WESCO International, Inc. (a)(b)	1,002	68,777

		792,279

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	1,500	123,945
Wesco Aircraft Holdings, Inc. (a)	1,183	17,922

		141,867

WATER UTILITIES — 0.4%
American States Water Co.	810	30,286
American Water Works Co., Inc.	3,925	190,873
Aqua America, Inc.	3,794	92,915
Artesian Resources Corp. (Class A)	184	3,881
California Water Service Group	1,078	24,632
Connecticut Water Service, Inc.	276	9,428
Consolidated Water Co., Ltd.	300	3,780
Middlesex Water Co.	363	8,189
SJW Corp.	363	11,140
York Water Co.	266	5,549

		380,673

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)	464	3,833
NTELOS Holdings Corp. (a)(b)	368	1,700
RingCentral, Inc. (Class A) (a)	1,115	20,616
SBA Communications Corp. (Class A) (a)	2,806	322,606
Shenandoah Telecommunications Co.	542	18,553
Spok Holdings, Inc.	561	9,447
Sprint Corp. (a)(b)	16,326	74,447
T-Mobile US, Inc. (a)	5,890	228,355
Telephone & Data Systems, Inc.	1,968	57,859
US Cellular Corp. (a)	313	11,791

		749,207

TOTAL COMMON STOCKS —
(Cost $80,461,637)		99,615,805

See accompanying notes to financial statements.

253

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Durata Therapeutics, Inc. (expiring 12/31/18) (a)(c)	218	$181
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a)(c)	800	0

		181

HEALTH CARE PROVIDERS & SERVICES — 0.0% (e)
BioScrip, Inc. (expiring 7/27/15) (a)(c)	4	0

PHARMACEUTICALS — 0.0% (e)
Furiex Pharmaceuticals (CVR) (expiring 7/2/16) (a)(c)	149	1,214
Omthera Pharmaceutical, Inc. (CVR) (expiring 3/31/21) (a)(b)(c)	212	0

		1,214

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
Leap Wireless International, Inc. (CVR) (expiring 3/13/16) (a)(c)	1,110	2,797

TOTAL RIGHTS —
(Cost $4,253)		4,192

WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a)(b)(c)	367	0

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Tejon Ranch Co. (expiring 8/31/16) (a)	48	24

TOTAL WARRANTS —
(Cost $285)		24

SHORT TERM INVESTMENTS — 13.1%
MONEY MARKET FUNDS — 13.1%
State Street Navigator Securities Lending Prime Portfolio (d)(f)	13,033,937	13,033,937
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	105,128	105,128

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,139,065)		13,139,065

TOTAL INVESTMENTS — 112.7% (h)
(Cost $93,605,240)		112,759,086
OTHER ASSETS & LIABILITIES — (12.7)%		(12,697,118)

NET ASSETS — 100.0%		$100,061,968

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Investments of cash collateral for securities loaned
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

254

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
B/E Aerospace, Inc.	19,842	$1,089,326
Esterline Technologies Corp. (a)	5,557	529,804
Huntington Ingalls Industries, Inc.	6,357	715,735
Teledyne Technologies, Inc. (a)	6,292	663,869

		2,998,734

AIRLINES — 1.7%
Alaska Air Group, Inc.	37,905	2,442,219
JetBlue Airways Corp. (a)(b)	76,383	1,585,711

		4,027,930

AUTO COMPONENTS — 0.6%
Gentex Corp.	86,382	1,418,392

AUTOMOBILES — 0.1%
Thor Industries, Inc.	5,846	329,013

BANKS — 2.6%
Bank of the Ozarks, Inc. (b)	20,557	940,483
East West Bancorp, Inc.	19,741	884,792
First Horizon National Corp.	34,935	547,431
PacWest Bancorp (b)	13,025	609,049
Signature Bank (a)	14,917	2,183,700
SVB Financial Group (a)	8,941	1,287,325

		6,452,780

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)(b)	2,651	615,006

BIOTECHNOLOGY — 1.0%
United Therapeutics Corp. (a)	13,652	2,374,765

BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	14,498	1,043,566
Fortune Brands Home & Security, Inc. (b)	30,630	1,403,467
Lennox International, Inc. (b)	7,696	828,782

		3,275,815

CAPITAL MARKETS — 2.4%
Eaton Vance Corp.	19,050	745,426
Federated Investors, Inc. (Class B) (b)	15,066	504,560
Janus Capital Group, Inc. (b)	23,338	399,547
Raymond James Financial, Inc.	17,472	1,040,982
SEI Investments Co.	38,070	1,866,572
Waddell & Reed Financial, Inc. (Class A)	11,486	543,403
WisdomTree Investments, Inc. (b)	32,922	723,132

		5,823,622

CHEMICALS — 3.6%
Ashland, Inc.	8,936	1,089,298
Chemours Co. (a)	16,800	268,800
Cytec Industries, Inc.	20,854	1,262,293
Minerals Technologies, Inc.	10,155	691,860
NewMarket Corp. (b)	2,193	973,451
PolyOne Corp.	14,593	571,608
RPM International, Inc.	25,826	1,264,699
Scotts Miracle-Gro Co. (Class A)	6,247	369,885
Sensient Technologies Corp.	7,235	494,440
Valspar Corp.	21,867	1,789,158

		8,775,492

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Copart, Inc. (a)	33,290	1,181,129
Deluxe Corp.	9,046	560,852
HNI Corp.	7,503	383,779
MSA Safety, Inc.	4,241	205,731
Rollins, Inc.	19,688	561,699
Waste Connections, Inc.	21,403	1,008,509

		3,901,699

COMMUNICATIONS EQUIPMENT — 0.9%
Arris Group, Inc. (a)	38,644	1,182,506
InterDigital, Inc. (b)	10,868	618,281
Plantronics, Inc.	8,015	451,325

		2,252,112

CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	14,710	1,122,814

CONSUMER FINANCE — 0.2%
SLM Corp. (a)	58,222	574,651

CONTAINERS & PACKAGING — 0.7%
Packaging Corp. of America	28,981	1,811,023

DISTRIBUTORS — 1.1%
LKQ Corp. (a)	88,955	2,690,444

DIVERSIFIED CONSUMER SERVICES — 0.8%
DeVry Education Group, Inc. (b)	7,898	236,782
Service Corp. International	59,351	1,746,700

		1,983,482

DIVERSIFIED FINANCIAL SERVICES — 1.1%
CBOE Holdings, Inc.	24,574	1,406,124
MSCI, Inc.	22,022	1,355,454

		2,761,578

ELECTRIC UTILITIES — 0.3%
IDACORP, Inc.	6,765	379,787
PNM Resources, Inc.	10,475	257,685

		637,472

ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	12,690	2,283,946
Hubbell, Inc. (Class B)	7,243	784,272

		3,068,218

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Belden, Inc.	6,589	535,225
Cognex Corp.	25,313	1,217,555
FEI Co.	5,872	486,965
IPG Photonics Corp. (a)	6,979	594,436
Keysight Technologies, Inc. (a)	34,491	1,075,774
Mettler-Toledo International, Inc. (a)	8,224	2,808,167
National Instruments Corp.	16,284	479,727
Trimble Navigation, Ltd. (a)	44,730	1,049,366
Zebra Technologies Corp. (Class A) (a)	15,099	1,676,744

		9,923,959

See accompanying notes to financial statements.

255

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.3%
Dresser-Rand Group, Inc. (a)	22,428	$1,910,417
Dril-Quip, Inc. (a)	5,326	400,782
Oceaneering International, Inc.	17,194	801,068

		3,112,267

FOOD & STAPLES RETAILING — 0.1%
SUPERVALU, Inc. (a)	28,366	229,481

FOOD PRODUCTS — 2.3%
Hain Celestial Group, Inc. (a)	30,059	1,979,686
Lancaster Colony Corp.	2,840	258,014
Post Holdings, Inc. (a)(b)	7,910	426,586
TreeHouse Foods, Inc. (a)	5,506	446,151
WhiteWave Foods Co. (Class A) (a)	51,023	2,494,004

		5,604,441

GAS UTILITIES — 1.2%
National Fuel Gas Co. (b)	11,089	653,031
Questar Corp.	24,669	515,829
UGI Corp.	50,547	1,741,344

		2,910,204

HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
Align Technology, Inc. (a)	21,250	1,332,587
Cooper Cos., Inc.	14,230	2,532,513
Hill-Rom Holdings, Inc.	8,599	467,184
Hologic, Inc. (a)	71,246	2,711,623
IDEXX Laboratories, Inc. (a)(b)	27,539	1,766,351
ResMed, Inc. (b)	28,780	1,622,329
Sirona Dental Systems, Inc. (a)	16,253	1,632,126
STERIS Corp.	17,429	1,123,125
Teleflex, Inc. (b)	7,880	1,067,346

		14,255,184

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Centene Corp. (a)	34,755	2,794,302
HMS Holdings Corp. (a)(b)	13,459	231,091
LifePoint Health, Inc. (a)	6,473	562,827
MEDNAX, Inc. (a)	27,606	2,045,881
Molina Healthcare, Inc. (a)	11,700	822,510
Omnicare, Inc.	16,758	1,579,441
VCA, Inc. (a)	24,022	1,306,917

		9,342,969

HOTELS, RESTAURANTS & LEISURE — 2.9%
Brinker International, Inc. (b)	17,869	1,030,148
Buffalo Wild Wings, Inc. (a)	5,544	868,689
Cheesecake Factory, Inc. (b)	6,937	378,309
Domino’s Pizza, Inc.	16,272	1,845,245
Dunkin’ Brands Group, Inc. (b)	28,553	1,570,415
Panera Bread Co. (Class A) (a)(b)	5,139	898,143
Wendy’s Co.	42,798	482,762

		7,073,711

HOUSEHOLD DURABLES — 2.6%
Jarden Corp. (a)	30,960	1,602,180
KB Home (b)	11,439	189,887
NVR, Inc. (a)	1,124	1,506,160
Tempur Sealy International, Inc. (a)	17,818	1,174,206
Toll Brothers, Inc. (a)	46,756	1,785,612

		6,258,045

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	38,197	3,098,923

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Talen Energy Corp. (a)	11,188	191,986

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	9,155	916,599

INSURANCE — 2.5%
Alleghany Corp. (a)	2,204	1,033,147
Arthur J. Gallagher & Co.	31,930	1,510,289
Brown & Brown, Inc.	22,028	723,840
Primerica, Inc.	15,279	698,098
RenaissanceRe Holdings, Ltd. (b)	13,383	1,358,508
W.R. Berkley Corp.	12,957	672,857

		5,996,739

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	9,510	667,507

INTERNET SOFTWARE & SERVICES — 0.5%
Rackspace Hosting, Inc. (a)	34,358	1,277,774

IT SERVICES — 4.6%
Broadridge Financial Solutions, Inc.	24,044	1,202,440
CoreLogic, Inc. (a)	13,658	542,086
DST Systems, Inc.	4,433	558,469
Gartner, Inc. (a)	24,289	2,083,510
Global Payments, Inc.	19,616	2,029,275
Jack Henry & Associates, Inc.	16,025	1,036,818
MAXIMUS, Inc.	19,268	1,266,486
VeriFone Systems, Inc. (a)(b)	33,270	1,129,849
WEX, Inc. (a)	11,345	1,292,990

		11,141,923

LEISURE PRODUCTS — 1.8%
Brunswick Corp.	27,152	1,380,951
Polaris Industries, Inc. (b)	17,844	2,642,875
Vista Outdoor, Inc. (a)	6,906	310,079

		4,333,905

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Bio-Techne Corp.	7,170	706,030
Charles River Laboratories International, Inc. (a)	13,845	973,857

		1,679,887

MACHINERY — 4.4%
CLARCOR, Inc.	8,816	548,708
Donaldson Co., Inc. (b)	18,202	651,632
Graco, Inc.	11,733	833,395
IDEX Corp.	13,730	1,078,903
ITT Corp.	26,623	1,113,906
Lincoln Electric Holdings, Inc.	11,362	691,832
Nordson Corp.	16,753	1,304,891
Trinity Industries, Inc. (b)	45,541	1,203,649
Wabtec Corp.	28,187	2,656,343
Woodward, Inc.	10,663	586,358

		10,669,617

MARINE — 0.3%
Kirby Corp. (a)	9,781	749,811

See accompanying notes to financial statements.

256

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

MEDIA — 1.5%
AMC Networks, Inc. (Class A) (a)	17,284	$1,414,695
Cinemark Holdings, Inc.	15,836	636,132
John Wiley & Sons, Inc. (Class A)	6,931	376,839
Live Nation Entertainment, Inc. (a)	42,444	1,166,786

		3,594,452

METALS & MINING — 0.5%
Compass Minerals International, Inc.	5,706	468,691
Royal Gold, Inc. (b)	12,207	751,829

		1,220,520

MULTI-UTILITIES — 0.2%
Vectren Corp.	13,048	502,087

MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	7,511	337,920

OIL, GAS & CONSUMABLE FUELS — 0.1%
California Resources Corp. (b)	56,858	343,422

PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co.	9,627	1,266,432

PHARMACEUTICALS — 0.4%
Akorn, Inc. (a)(b)	22,999	1,004,136

PROFESSIONAL SERVICES — 0.3%
CEB, Inc.	9,792	852,492

REAL ESTATE INVESTMENT TRUSTS — 12.8%
Alexandria Real Estate Equities, Inc.	14,326	1,252,952
American Campus Communities, Inc.	22,646	853,528
BioMed Realty Trust, Inc.	30,018	580,548
Camden Property Trust	25,365	1,884,112
Communications Sales & Leasing, Inc. (b)	25,035	618,865
Corporate Office Properties Trust	17,334	408,042
Douglas Emmett, Inc.	39,843	1,073,371
Duke Realty Corp.	100,851	1,872,803
Equity One, Inc.	15,774	368,165
Extra Space Storage, Inc.	32,351	2,109,932
Federal Realty Investment Trust	20,083	2,572,432
Highwoods Properties, Inc.	18,210	727,490
Home Properties, Inc.	8,968	655,112
Hospitality Properties Trust	28,073	809,064
Kilroy Realty Corp.	25,767	1,730,254
Lamar Advertising Co. (Class A)	23,476	1,349,401
LaSalle Hotel Properties	33,035	1,171,421
Mid-America Apartment Communities, Inc.	13,879	1,010,530
National Retail Properties, Inc.	22,816	798,788
OMEGA Healthcare Investors, Inc.	46,998	1,613,441
Potlatch Corp.	6,650	234,878
Regency Centers Corp.	27,531	1,623,778
Senior Housing Properties Trust	33,662	590,768
Tanger Factory Outlet Centers, Inc.	19,605	621,479
Taubman Centers, Inc.	12,961	900,790
UDR, Inc.	75,700	2,424,671
Urban Edge Properties	18,341	381,309
Weingarten Realty Investors	32,967	1,077,691

		31,315,615

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
Alexander & Baldwin, Inc.	13,295	523,823
Jones Lang LaSalle, Inc.	13,110	2,241,810

		2,765,633

ROAD & RAIL — 1.3%
Genesee & Wyoming, Inc. (Class A) (a)	9,757	743,288
Landstar System, Inc.	13,103	876,198
Old Dominion Freight Line, Inc. (a)	19,860	1,362,495
Werner Enterprises, Inc. (b)	6,506	170,783

		3,152,764

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Cypress Semiconductor Corp. (a)(b)	44,631	524,860
Integrated Device Technology, Inc. (a)	30,364	658,899
Silicon Laboratories, Inc. (a)	7,914	427,435
SunEdison, Inc. (a)	51,191	1,531,123

		3,142,317

SOFTWARE — 8.2%
ACI Worldwide, Inc. (a)	33,895	832,800
Advent Software, Inc.	7,775	343,733
ANSYS, Inc. (a)	16,594	1,514,037
Cadence Design Systems, Inc. (a)(b)	85,516	1,681,245
CDK Global, Inc.	31,539	1,702,475
CommVault Systems, Inc. (a)	6,788	287,879
FactSet Research Systems, Inc. (b)	11,344	1,843,513
Fair Isaac Corp.	9,196	834,813
Fortinet, Inc. (a)	41,499	1,715,154
Informatica Corp. (a)	16,266	788,413
Manhattan Associates, Inc. (a)	21,717	1,295,419
PTC, Inc. (a)	33,624	1,379,256
Rovi Corp. (a)(b)	12,656	201,863
SolarWinds, Inc. (a)	19,407	895,245
Solera Holdings, Inc.	11,596	516,718
Synopsys, Inc. (a)	29,527	1,495,543
Tyler Technologies, Inc. (a)	9,825	1,271,158
Ultimate Software Group, Inc. (a)	8,373	1,376,019

		19,975,283

SPECIALTY RETAIL — 4.6%
Advance Auto Parts, Inc.	21,392	3,407,532
Foot Locker, Inc. (b)	40,868	2,738,565
Signet Jewelers, Ltd.	23,450	3,007,228
Williams-Sonoma, Inc.	25,057	2,061,439

		11,214,764

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
3D Systems Corp. (a)(b)	17,747	346,421

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter’s, Inc.	15,442	1,641,484
Deckers Outdoor Corp. (a)(b)	9,713	699,045
Kate Spade & Co. (a)(b)	18,661	401,958
Skechers U.S.A., Inc. (Class A) (a)	11,900	1,306,501

		4,048,988

TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp.	6,617	351,694

See accompanying notes to financial statements.

257

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

MSC Industrial Direct Co., Inc. (Class A)	8,015	$559,206

		910,900

WATER UTILITIES — 0.3%
Aqua America, Inc.	30,000	734,700

TOTAL COMMON STOCKS —
(Cost $213,657,241)		243,058,820

SHORT TERM INVESTMENTS — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,579,214	16,579,214
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	608,673	608,673

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,187,887)		17,187,887

TOTAL INVESTMENTS — 106.7% (f)
(Cost $230,845,128)		260,246,707
OTHER ASSETS & LIABILITIES — (6.7)%		(16,407,843)

NET ASSETS — 100.0%		$243,838,864

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

258

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.3%
B/E Aerospace, Inc.	6,100	$334,890
Esterline Technologies Corp. (a)	1,935	184,483
Huntington Ingalls Industries, Inc.	4,246	478,057
KLX, Inc. (a)	8,485	374,443
Orbital ATK, Inc.	9,577	702,569
Teledyne Technologies, Inc. (a)	2,198	231,911
Triumph Group, Inc.	7,866	519,077

		2,825,430

AUTO COMPONENTS — 0.4%
Dana Holding Corp.	26,229	539,793

AUTOMOBILES — 0.2%
Thor Industries, Inc.	4,227	237,896

BANKS — 8.9%
Associated Banc-Corp.	24,480	496,210
BancorpSouth, Inc.	13,792	355,282
Bank of Hawaii Corp. (b)	6,976	465,160
Cathay General Bancorp	11,963	388,199
City National Corp.	7,782	703,415
Commerce Bancshares, Inc. (b)	13,449	629,010
Cullen/Frost Bankers, Inc.	8,779	689,854
East West Bancorp, Inc.	12,353	553,661
First Horizon National Corp.	18,335	287,309
First Niagara Financial Group, Inc.	56,561	533,936
FirstMerit Corp.	26,632	554,745
Fulton Financial Corp.	28,307	369,689
Hancock Holding Co.	12,451	397,311
International Bancshares Corp.	9,233	248,091
PacWest Bancorp	8,453	395,262
Prosperity Bancshares, Inc.	9,629	555,978
SVB Financial Group (a)	3,260	469,375
Synovus Financial Corp.	21,356	658,192
TCF Financial Corp.	27,100	450,131
Trustmark Corp.	10,887	271,957
Umpqua Holdings Corp.	35,418	637,170
Valley National Bancorp (b)	35,493	365,933
Webster Financial Corp.	14,561	575,888

		11,051,758

BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	4,074	293,246
Fortune Brands Home & Security, Inc. (b)	8,717	399,413
Lennox International, Inc. (b)	2,366	254,795

		947,454

CAPITAL MARKETS — 1.9%
Eaton Vance Corp.	8,519	333,348
Federated Investors, Inc. (Class B) (b)	7,012	234,832
Janus Capital Group, Inc. (b)	10,897	186,557
Raymond James Financial, Inc.	10,862	647,158
Stifel Financial Corp. (a)	10,894	629,020
Waddell & Reed Financial, Inc. (Class A)	7,185	339,922

		2,370,837

CHEMICALS — 3.2%
Albemarle Corp.	18,018	995,855
Ashland, Inc.	5,089	620,349
Cabot Corp.	10,177	379,501
Chemours Co. (a)	19,800	316,800
NewMarket Corp. (b)	493	218,838
Olin Corp.	12,474	336,174
PolyOne Corp.	6,271	245,635
RPM International, Inc.	7,267	355,865
Scotts Miracle-Gro Co. (Class A)	3,692	218,603
Sensient Technologies Corp.	3,645	249,099

		3,936,719

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Clean Harbors, Inc. (a)(b)	8,562	460,122
Deluxe Corp.	3,022	187,364
Herman Miller, Inc.	9,622	278,365
HNI Corp.	2,969	151,864
MSA Safety, Inc.	2,715	131,705
R.R. Donnelley & Sons Co. (b)	33,504	583,975
Rollins, Inc.	4,614	131,637
Waste Connections, Inc.	8,127	382,944

		2,307,976

COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)(b)	18,915	447,907
JDS Uniphase Corp. (a)	37,580	435,177
Plantronics, Inc.	1,875	105,581
Polycom, Inc. (a)	21,646	247,630

		1,236,295

CONSTRUCTION & ENGINEERING — 1.2%
AECOM (a)	24,147	798,783
Granite Construction, Inc.	5,863	208,195
KBR, Inc.	23,152	451,001

		1,457,979

CONSUMER FINANCE — 0.3%
SLM Corp. (a)	36,168	356,978

CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	10,061	641,590
Bemis Co., Inc.	15,673	705,442
Greif, Inc. (Class A) (b)	5,417	194,199
Silgan Holdings, Inc.	6,657	351,223
Sonoco Products Co.	16,194	694,075

		2,586,529

DIVERSIFIED CONSUMER SERVICES — 1.2%
Apollo Education Group, Inc. (a)	15,438	198,842
DeVry Education Group, Inc. (b)	4,838	145,043
Graham Holdings Co. (Class B)	704	756,835
Sotheby’s (b)	9,917	448,645

		1,549,365

DIVERSIFIED FINANCIAL SERVICES — 0.3%
MSCI, Inc.	5,930	364,991

ELECTRIC UTILITIES — 3.0%
Cleco Corp.	9,665	520,460
Great Plains Energy, Inc. (b)	24,838	600,086
Hawaiian Electric Industries, Inc.	17,212	511,713
IDACORP, Inc.	4,339	243,592
OGE Energy Corp.	31,981	913,697
PNM Resources, Inc.	7,069	173,897

See accompanying notes to financial statements.

259

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Westar Energy, Inc.	21,215	$725,977

		3,689,422

ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc. (Class B)	4,649	503,394
Regal Beloit Corp.	7,149	518,946

		1,022,340

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Arrow Electronics, Inc. (a)	15,380	858,204
Avnet, Inc.	21,793	895,910
Belden, Inc.	3,195	259,530
FEI Co.	3,477	288,348
Ingram Micro, Inc. (Class A) (a)	25,067	627,427
IPG Photonics Corp. (a)	1,871	159,362
Jabil Circuit, Inc.	31,075	661,587
Keysight Technologies, Inc. (a)	8,173	254,916
Knowles Corp. (a)(b)	13,691	247,807
National Instruments Corp.	7,279	214,439
Tech Data Corp. (a)	5,917	340,583
Trimble Navigation, Ltd. (a)	17,080	400,697
Vishay Intertechnology, Inc. (b)	21,793	254,542

		5,463,352

ENERGY EQUIPMENT & SERVICES — 3.0%
Atwood Oceanics, Inc. (b)	9,605	253,956
Dril-Quip, Inc. (a)	3,287	247,347
Helix Energy Solutions Group, Inc. (a)	15,762	199,074
Nabors Industries, Ltd.	46,750	674,602
Oceaneering International, Inc.	6,529	304,186
Oil States International, Inc. (a)	8,305	309,195
Patterson-UTI Energy, Inc.	23,698	445,878
Rowan Cos. PLC (Class A)	20,006	422,327
Superior Energy Services, Inc.	24,119	507,464
Tidewater, Inc. (b)	7,588	172,475
Unit Corp. (a)	7,485	202,993

		3,739,497

FOOD & STAPLES RETAILING — 1.0%
Casey’s General Stores, Inc.	6,200	593,588
SUPERVALU, Inc. (a)	17,516	141,704
United Natural Foods, Inc. (a)(b)	7,988	508,676

		1,243,968

FOOD PRODUCTS — 2.1%
Dean Foods Co.	15,144	244,879
Flowers Foods, Inc.	29,642	626,928
Ingredion, Inc.	11,531	920,289
Lancaster Colony Corp.	1,552	140,999
Post Holdings, Inc. (a)(b)	4,470	241,067
Tootsie Roll Industries, Inc. (b)	3,280	105,977
TreeHouse Foods, Inc. (a)	3,823	309,778

		2,589,917

GAS UTILITIES — 1.9%
Atmos Energy Corp.	16,211	831,300
National Fuel Gas Co. (b)	7,404	436,021
ONE Gas, Inc. (b)	8,432	358,866
Questar Corp.	14,670	306,750
WGL Holdings, Inc.	7,941	431,117

		2,364,054

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Halyard Health, Inc. (a)(b)	7,434	301,077
Hill-Rom Holdings, Inc.	4,337	235,629
ResMed, Inc. (b)	6,740	379,934
Teleflex, Inc. (b)	2,316	313,702
Thoratec Corp. (a)	8,747	389,854

		1,620,196

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Community Health Systems, Inc. (a)	18,951	1,193,345
Health Net, Inc. (a)	12,391	794,511
HMS Holdings Corp. (a)(b)	6,778	116,378
LifePoint Health, Inc. (a)	3,537	307,542
Omnicare, Inc.	6,359	599,336
Owens & Minor, Inc. (b)	10,174	345,916
WellCare Health Plans, Inc. (a)	7,028	596,185

		3,953,213

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	27,320	373,738

HOTELS, RESTAURANTS & LEISURE — 0.7%
Cheesecake Factory, Inc. (b)	3,640	198,507
International Speedway Corp. (Class A)	4,479	164,245
Panera Bread Co. (Class A) (a)	1,258	219,861
Wendy’s Co.	20,709	233,597

		816,210

HOUSEHOLD DURABLES — 1.2%
Jarden Corp. (a)	11,756	608,373
KB Home (b)	8,371	138,959
M.D.C. Holdings, Inc. (b)	6,247	187,223
Tupperware Brands Corp. (b)	7,951	513,157

		1,447,712

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Talen Energy Corp. (a)	7,198	123,518

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	5,417	542,350

INSURANCE — 8.0%
Alleghany Corp. (a)	1,351	633,295
American Financial Group, Inc.	11,816	768,513
Arthur J. Gallagher & Co.	9,415	445,330
Aspen Insurance Holdings, Ltd.	9,843	471,480
Brown & Brown, Inc.	6,772	222,528
CNO Financial Group, Inc.	31,587	579,621
Everest Re Group, Ltd.	7,142	1,299,915
First American Financial Corp. (b)	17,426	648,421
Hanover Insurance Group, Inc.	7,081	524,206
HCC Insurance Holdings, Inc.	15,327	1,177,727
Kemper Corp.	7,992	308,092
Mercury General Corp. (b)	5,816	323,660
Old Republic International Corp.	38,692	604,756
Reinsurance Group of America, Inc.	10,586	1,004,294
StanCorp Financial Group, Inc.	6,733	509,082

See accompanying notes to financial statements.

260

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

W.R. Berkley Corp.	9,011	$467,941

		9,988,861

IT SERVICES — 2.2%
Acxiom Corp. (a)	12,551	220,646
Broadridge Financial Solutions, Inc.	6,185	309,312
Convergys Corp.	15,831	403,532
CoreLogic, Inc. (a)	6,988	277,354
DST Systems, Inc.	2,142	269,849
Jack Henry & Associates, Inc.	4,314	279,116
Leidos Holdings, Inc.	10,041	405,355
NeuStar, Inc. (Class A) (a)	8,903	260,057
Science Applications International Corp.	6,375	336,919

		2,762,140

LEISURE PRODUCTS — 0.2%
Vista Outdoor, Inc. (a)	6,431	288,752

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Bio-Rad Laboratories, Inc. (Class A) (a)	3,299	496,862
Bio-Techne Corp.	2,016	198,516

		695,378

MACHINERY — 4.5%
AGCO Corp. (b)	12,860	730,191
CLARCOR, Inc.	3,203	199,355
Crane Co.	7,811	458,740
Donaldson Co., Inc. (b)	10,347	370,423
Graco, Inc.	3,013	214,013
IDEX Corp.	5,005	393,293
Kennametal, Inc.	12,750	435,030
Lincoln Electric Holdings, Inc.	6,105	371,733
Oshkosh Corp.	12,582	533,225
SPX Corp.	6,545	473,792
Terex Corp.	16,983	394,855
Timken Co.	11,608	424,505
Valmont Industries, Inc.	3,731	443,504
Woodward, Inc.	3,417	187,901

		5,630,560

MARINE — 0.2%
Kirby Corp. (a)	3,558	272,756

MEDIA — 1.5%
Cinemark Holdings, Inc.	8,085	324,774
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	11,676	308,013
John Wiley & Sons, Inc. (Class A)	3,637	197,744
Meredith Corp. (b)	5,838	304,452
New York Times Co. (Class A) (b)	21,013	286,827
Time, Inc.	17,592	404,792

		1,826,602

METALS & MINING — 2.8%
Carpenter Technology Corp.	8,109	313,656
Commercial Metals Co.	18,765	301,741
Compass Minerals International, Inc.	2,261	185,719
Reliance Steel & Aluminum Co.	11,889	719,047
Royal Gold, Inc. (b)	3,748	230,839
Steel Dynamics, Inc.	38,797	803,680
TimkenSteel Corp.	6,002	161,994
United States Steel Corp. (b)	23,376	482,013
Worthington Industries, Inc.	7,741	232,694

		3,431,383

MULTI-UTILITIES — 1.8%
Alliant Energy Corp.	18,127	1,046,290
Black Hills Corp.	7,241	316,070
MDU Resources Group, Inc. (b)	31,271	610,722
Vectren Corp.	6,060	233,189

		2,206,271

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	4,543	204,389
J.C. Penney Co., Inc. (a)(b)	48,970	414,776

		619,165

OIL, GAS & CONSUMABLE FUELS — 5.0%
California Resources Corp. (b)	18,270	110,351
Denbury Resources, Inc. (b)	57,200	363,792
Energen Corp.	12,665	865,019
Gulfport Energy Corp. (a)	17,108	688,597
HollyFrontier Corp.	31,429	1,341,704
Peabody Energy Corp. (b)	44,029	96,424
QEP Resources, Inc.	26,100	483,111
Rosetta Resources, Inc. (a)	12,162	281,429
SM Energy Co.	10,781	497,220
Western Refining, Inc.	11,392	496,919
World Fuel Services Corp.	11,618	557,083
WPX Energy, Inc. (a)	32,876	403,717

		6,185,366

PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	10,292	426,089
Louisiana-Pacific Corp. (a)(b)	22,852	389,169

		815,258

PERSONAL PRODUCTS — 0.8%
Avon Products, Inc. (b)	69,868	437,374
Edgewell Personal Care Co.	4,668	614,075

		1,051,449

PROFESSIONAL SERVICES — 2.2%
FTI Consulting, Inc. (a)	6,709	276,679
ManpowerGroup, Inc.	12,509	1,118,055
Towers Watson & Co. (Class A)	11,113	1,398,015

		2,792,749

REAL ESTATE INVESTMENT TRUSTS — 4.9%
Alexandria Real Estate Equities, Inc.	3,684	322,203
American Campus Communities, Inc.	5,553	209,293
BioMed Realty Trust, Inc.	15,961	308,686
Communications Sales & Leasing, Inc. (b)	5,579	137,913
Corporate Office Properties Trust	5,434	127,916
Corrections Corp. of America	18,763	620,680
Equity One, Inc.	4,286	100,035
Highwoods Properties, Inc.	5,003	199,870
Home Properties, Inc.	4,341	317,110
Hospitality Properties Trust	8,624	248,544
Liberty Property Trust	23,988	772,893
Mack-Cali Realty Corp.	13,488	248,584

See accompanying notes to financial statements.

261

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Mid-America Apartment Communities, Inc.	4,450	$324,004
National Retail Properties, Inc.	8,861	310,224
Potlatch Corp.	2,853	100,768
Rayonier, Inc.	20,345	519,815
Senior Housing Properties Trust	19,251	337,855
Tanger Factory Outlet Centers, Inc.	4,478	141,953
Taubman Centers, Inc.	3,029	210,515
Urban Edge Properties	4,723	98,191
WP GLIMCHER, Inc.	29,682	401,597

		6,058,649

ROAD & RAIL — 0.5%
Con-way, Inc.	9,200	353,004
Genesee & Wyoming, Inc. (Class A) (a)	2,864	218,179
Werner Enterprises, Inc. (b)	3,572	93,765

		664,948

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Micro Devices, Inc. (a)(b)	101,152	242,765
Atmel Corp.	67,014	660,423
Cree, Inc. (a)(b)	17,541	456,592
Cypress Semiconductor Corp. (a)	28,725	337,806
Fairchild Semiconductor International, Inc. (a)	18,712	325,215
Integrated Device Technology, Inc. (a)	7,107	154,222
Intersil Corp. (Class A)	21,181	264,974
Silicon Laboratories, Inc. (a)	1,943	104,941
SunEdison, Inc. (a)	18,723	560,005
Teradyne, Inc.	34,402	663,615

		3,770,558

SOFTWARE — 2.2%
Advent Software, Inc.	2,957	130,729
ANSYS, Inc. (a)	5,322	485,579
CDK Global, Inc.	8,480	457,750
CommVault Systems, Inc. (a)	3,037	128,799
Informatica Corp. (a)	7,918	383,786
Mentor Graphics Corp.	15,839	418,625
Rovi Corp. (a)(b)	7,796	124,346
Solera Holdings, Inc.	4,405	196,287
Synopsys, Inc. (a)	8,704	440,858

		2,766,759

SPECIALTY RETAIL — 4.3%
Aaron’s, Inc.	10,326	373,905
Abercrombie & Fitch Co. (Class A) (b)	11,165	240,159
American Eagle Outfitters, Inc. (b)	28,245	486,379
ANN, Inc. (a)	7,403	357,491
Ascena Retail Group, Inc. (a)(b)	21,161	352,436
Cabela’s, Inc. (a)(b)	7,716	385,646
Chico’s FAS, Inc.	23,008	382,623
CST Brands, Inc.	12,323	481,336
Dick’s Sporting Goods, Inc.	15,574	806,266
Guess?, Inc. (b)	10,319	197,815
Murphy USA, Inc. (a)	6,872	383,595
Office Depot, Inc. (a)	79,135	685,309
Rent-A-Center, Inc. (b)	8,554	242,506

		5,375,466

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
3D Systems Corp. (a)(b)	7,111	138,807
Diebold, Inc.	10,439	365,365
Lexmark International, Inc. (Class A) (b)	9,799	433,116
NCR Corp. (a)	27,251	820,255

		1,757,543

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Kate Spade & Co. (a)(b)	10,276	221,345

THRIFTS & MORTGAGE FINANCE — 1.3%
New York Community Bancorp, Inc. (b)	71,320	1,310,861
Washington Federal, Inc.	15,265	356,438

		1,667,299

TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	3,464	184,112
MSC Industrial Direct Co., Inc. (Class A) (b)	3,727	260,033
NOW, Inc. (a)(b)	17,224	342,930
Watsco, Inc.	4,364	540,001

		1,327,076

WATER UTILITIES — 0.2%
Aqua America, Inc.	11,961	292,925

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	15,787	464,138

TOTAL COMMON STOCKS —
(Cost $121,274,342)		123,692,883

SHORT TERM INVESTMENTS — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	14,633,429	14,633,429
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	73,032	73,032

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,706,461)		14,706,461

TOTAL INVESTMENTS — 111.4% (f)
(Cost $135,980,803)		138,399,344
OTHER ASSETS & LIABILITIES — (11.4)%		(14,152,291)

NET ASSETS — 100.0%		$124,247,053

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

262

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

PLC = Public Limited Company

See accompanying notes to financial statements.

263

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	19,686	$627,393
Aerojet Rocketdyne Holdings, Inc. (a)(b)	36,829	759,046
Aerovironment, Inc. (a)(b)	11,800	307,744
American Science & Engineering, Inc. (a)	4,182	183,213
Cubic Corp.	12,760	607,121
Curtiss-Wright Corp.	27,842	2,016,874
Engility Holdings, Inc.	10,143	255,198
Moog, Inc. (Class A) (b)	22,633	1,599,700
National Presto Industries, Inc. (a)	2,855	229,314
TASER International, Inc. (a)(b)	30,887	1,028,846

		7,614,449

AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (b)	14,548	799,558
Echo Global Logistics, Inc. (b)	13,969	456,228
Forward Air Corp.	17,821	931,325
HUB Group, Inc. (Class A) (b)	20,175	813,859
UTI Worldwide, Inc. (a)(b)	53,409	533,556

		3,534,526

AIRLINES — 0.7%
Allegiant Travel Co.	7,903	1,405,786
Hawaiian Holdings, Inc. (b)	31,821	755,749
Republic Airways Holdings, Inc. (b)	29,058	266,752
SkyWest, Inc.	29,944	450,358

		2,878,645

AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)(b)	17,930	854,544
Drew Industries, Inc.	14,022	813,556
Gentherm, Inc. (b)	20,950	1,150,365
Standard Motor Products, Inc.	12,237	429,763
Superior Industries International, Inc.	13,390	245,171

		3,493,399

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	15,803	372,793

BANKS — 8.4%
Banner Corp.	11,343	543,670
BBCN Bancorp, Inc.	46,760	691,580
Boston Private Financial Holdings, Inc.	48,485	650,184
Cardinal Financial Corp.	18,735	408,236
Central Pacific Financial Corp.	15,653	371,759
City Holding Co. (a)	8,833	435,025
Columbia Banking System, Inc.	31,296	1,018,372
Community Bank System, Inc. (a)	23,837	900,323
CVB Financial Corp. (a)	56,722	998,874
F.N.B. Corp. (a)	101,428	1,452,449
First BanCorp- Puerto Rico (b)	60,572	291,957
First Commonwealth Financial Corp.	51,980	498,488
First Financial Bancorp	36,150	648,531
First Financial Bankshares, Inc. (a)	37,648	1,304,127
First Midwest Bancorp, Inc.	45,834	869,471
Glacier Bancorp, Inc. (a)	44,138	1,298,540
Hanmi Financial Corp.	18,768	466,197
Home Bancshares, Inc.	34,503	1,261,430
Independent Bank Corp.-Massachusetts	15,403	722,247
LegacyTexas Financial Group, Inc.	21,250	641,750
MB Financial, Inc.	37,500	1,291,500
National Penn Bancshares, Inc.	82,301	928,355
NBT Bancorp, Inc.	25,997	680,341
OFG Bancorp	26,229	279,863
Old National Bancorp	62,186	899,210
Pinnacle Financial Partners, Inc.	19,118	1,039,446
PrivateBancorp, Inc.	41,458	1,650,858
S&T Bancorp, Inc.	16,601	491,224
Simmons First National Corp. (Class A)	9,190	428,989
Southside Bancshares, Inc. (a)	13,690	400,159
Sterling Bancorp	52,716	774,925
Susquehanna Bancshares, Inc.	106,965	1,510,346
Talmer Bancorp, Inc. (Class A)	33,835	566,736
Texas Capital Bancshares, Inc. (b)	26,701	1,661,870
Tompkins Financial Corp. (a)	7,056	379,048
UMB Financial Corp. (a)	23,830	1,358,787
United Bankshares, Inc. (a)	37,461	1,507,056
United Community Banks, Inc.	26,449	551,991
Westamerica Bancorporation (a)	15,054	762,485
Wilshire Bancorp, Inc.	41,388	522,730
Wintrust Financial Corp.	27,788	1,483,323

		34,642,452

BIOTECHNOLOGY — 1.2%
Acorda Therapeutics, Inc. (a)(b)	24,958	831,850
Emergent Biosolutions, Inc. (b)	17,438	574,582
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	10,467	1,056,120
MiMedx Group, Inc. (b)	55,700	645,563
Momenta Pharmaceuticals, Inc. (b)	34,466	786,170
Repligen Corp. (b)	17,968	741,539
Spectrum Pharmaceuticals, Inc. (a)(b)	33,737	230,761

		4,866,585

BUILDING PRODUCTS — 1.2%
AAON, Inc. (a)	24,507	551,898
American Woodmark Corp. (b)	7,329	401,996
Apogee Enterprises, Inc.	17,005	895,143
Gibraltar Industries, Inc. (b)	17,163	349,610
Griffon Corp. (a)	24,437	389,037
PGT, Inc. (b)	27,985	406,062
Quanex Building Products Corp.	19,744	423,114
Simpson Manufacturing Co., Inc.	24,602	836,468
Universal Forest Products, Inc. (a)	11,705	609,011

		4,862,339

CAPITAL MARKETS — 1.7%
Calamos Asset Management, Inc. (Class A)	9,875	120,969
Evercore Partners, Inc. (Class A)	21,268	1,147,621
Financial Engines, Inc. (a)	30,392	1,291,052
Greenhill & Co., Inc. (a)	15,638	646,319
HFF, Inc. (Class A)	19,259	803,678
Interactive Brokers Group, Inc. (Class A)	34,188	1,420,853
Investment Technology Group, Inc.	20,012	496,298
Piper Jaffray Co., Inc. (b)	9,296	405,677

See accompanying notes to financial statements.

264

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Virtus Investment Partners, Inc. (a)	4,125	$545,531

		6,877,998

CHEMICALS — 2.3%
A. Schulman, Inc.	17,048	745,339
American Vanguard Corp. (a)	15,033	207,455
Balchem Corp.	18,143	1,010,928
Calgon Carbon Corp.	30,982	600,431
Flotek Industries, Inc. (a)(b)	29,335	367,567
FutureFuel Corp.	12,828	165,096
H.B. Fuller Co.	29,536	1,199,752
Hawkins, Inc.	5,520	222,953
Innophos Holdings, Inc.	12,216	643,050
Intrepid Potash, Inc. (a)(b)	33,077	394,939
Koppers Holdings, Inc.	11,869	293,402
Kraton Performance Polymers, Inc. (b)	18,543	442,807
LSB Industries, Inc. (b)	11,346	463,371
OM Group, Inc.	17,758	596,669
Quaker Chemical Corp.	7,840	696,506
Rayonier Advanced Materials, Inc. (a)	24,989	406,321
Stepan Co.	11,272	609,928
Tredegar Corp.	14,815	327,560

		9,394,074

COMMERCIAL SERVICES & SUPPLIES — 2.8%
ABM Industries, Inc.	30,635	1,006,973
Brady Corp. (Class A)	28,085	694,823
Brink’s Co. (a)	28,498	838,696
Essendant, Inc.	22,377	878,297
G & K Services, Inc. (Class A)	11,649	805,412
Healthcare Services Group, Inc. (a)	41,682	1,377,590
Interface, Inc.	38,602	966,980
Matthews International Corp. (Class A)	17,409	925,114
Mobile Mini, Inc. (a)	27,109	1,139,662
Tetra Tech, Inc.	35,248	903,759
UniFirst Corp.	9,201	1,029,132
US Ecology, Inc. (a)	12,670	617,282
Viad Corp.	11,796	319,790

		11,503,510

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc. (a)	31,431	510,754
Bel Fuse, Inc. (Class B)	6,233	127,901
Black Box Corp.	9,018	180,360
CalAmp Corp. (a)(b)	21,254	388,098
Comtech Telecommunications Corp.	9,552	277,485
Digi International, Inc. (b)	14,483	138,313
Harmonic, Inc. (b)	52,284	357,100
Ixia (b)	34,509	429,292
Netgear, Inc. (b)	20,392	612,168
ViaSat, Inc. (a)(b)	25,694	1,548,320

		4,569,791

CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (b)	21,698	410,960
Comfort Systems USA, Inc.	21,873	501,985
Dycom Industries, Inc. (b)	19,969	1,175,176
EMCOR Group, Inc.	36,647	1,750,627
MYR Group, Inc. (b)	12,200	377,712
Orion Marine Group, Inc. (b)	16,303	117,708

		4,334,168

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (b)	43,317	789,236

CONSUMER FINANCE — 1.2%
Cash America International, Inc. (a)	16,039	420,061
Encore Capital Group, Inc. (a)(b)	14,033	599,770
Enova International, Inc. (b)	15,406	287,784
Ezcorp, Inc. (Class A) (a)(b)	28,274	210,076
First Cash Financial Services, Inc. (b)	16,523	753,284
Green Dot Corp. (Class A) (b)	23,568	450,620
PRA Group, Inc. (a)(b)	28,187	1,756,332
World Acceptance Corp. (a)(b)	5,021	308,842

		4,786,769

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	14,532	276,108

DISTRIBUTORS — 0.5%
Pool Corp.	25,563	1,794,011
VOXX International Corp. (b)	11,762	97,390

		1,891,401

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (b)	10,136	260,698
Capella Education Co.	6,320	339,194
Career Education Corp. (b)	35,045	115,649
Regis Corp. (b)	26,306	414,583
Strayer Education, Inc. (a)(b)	6,388	275,323
Universal Technical Institute, Inc.	12,674	108,996

		1,514,443

DIVERSIFIED FINANCIAL SERVICES — 0.5%
MarketAxess Holdings, Inc.	21,846	2,026,653

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (b)	51,486	461,315
Atlantic Tele-Network, Inc.	5,843	403,635
Cincinnati Bell, Inc. (b)	122,598	468,324
Consolidated Communications Holdings, Inc. (a)	27,337	574,350
General Communication, Inc. (Class A) (b)	17,528	298,151
Iridium Communications, Inc. (a)(b)	46,126	419,285
Lumos Networks Corp.	12,041	178,087

		2,803,147

ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	26,304	1,220,243
El Paso Electric Co.	23,692	821,165
UIL Holdings Corp.	33,226	1,522,415

		3,563,823

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	15,023	778,191
Encore Wire Corp.	10,990	486,747
EnerSys (a)	25,981	1,826,205
Franklin Electric Co., Inc.	23,186	749,603
General Cable Corp. (a)	28,474	561,792
Powell Industries, Inc.	5,469	192,345

See accompanying notes to financial statements.

265

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Vicor Corp. (b)	9,530	$116,171

		4,711,054

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Agilysys, Inc. (a)(b)	8,503	78,058
Anixter International, Inc. (b)	15,996	1,042,139
Badger Meter, Inc. (a)	8,438	535,729
Benchmark Electronics, Inc. (b)	30,963	674,374
Checkpoint Systems, Inc.	24,240	246,763
Coherent, Inc. (b)	13,950	885,546
CTS Corp.	19,685	379,330
Daktronics, Inc.	22,703	269,258
DTS, Inc. (b)	10,045	306,272
Electro Scientific Industries, Inc.	15,817	83,356
Fabrinet (b)	17,285	323,748
FARO Technologies, Inc. (a)(b)	10,106	471,950
II-VI, Inc. (b)	30,430	577,561
Insight Enterprises, Inc. (b)	22,613	676,355
Itron, Inc. (b)	22,500	774,900
Littelfuse, Inc.	13,257	1,257,957
Mercury Computer Systems, Inc. (b)	18,846	275,905
Methode Electronics, Inc. (Class A)	22,396	614,770
MTS Systems Corp. (a)	8,828	608,691
Newport Corp. (b)	23,366	443,019
OSI Systems, Inc. (b)	10,891	770,974
Park Electrochemical Corp.	12,144	232,679
Plexus Corp. (b)	19,652	862,330
Rofin-Sinar Technologies, Inc. (b)	16,449	453,992
Rogers Corp. (b)	10,766	712,063
Sanmina Corp. (b)	48,319	974,111
Scansource, Inc. (b)	16,821	640,207
SYNNEX Corp.	16,399	1,200,243
TTM Technologies, Inc. (b)	36,732	366,953

		16,739,233

ENERGY EQUIPMENT & SERVICES — 1.8%
Basic Energy Services, Inc. (a)(b)	20,268	153,023
Bristow Group, Inc. (a)	20,459	1,090,465
CARBO Ceramics, Inc. (a)	11,557	481,118
Era Group, Inc. (b)	11,226	229,908
Exterran Holdings, Inc.	40,261	1,314,522
Geospace Technologies Corp. (a)(b)	7,690	177,255
Gulf Island Fabrication, Inc.	7,937	88,656
Gulfmark Offshore, Inc. (Class A) (a)	14,628	169,685
Hornbeck Offshore Services, Inc. (a)(b)	18,378	377,300
ION Geophysical Corp. (a)(b)	74,024	79,206
Matrix Service Co. (b)	15,597	285,113
Newpark Resources, Inc. (b)	49,282	400,663
Pioneer Energy Services Corp. (b)	36,963	234,345
SEACOR Holdings, Inc. (a)(b)	10,080	715,075
Tesco Corp. (a)	21,013	229,042
Tetra Technologies, Inc. (b)	46,014	293,569
US Silica Holdings, Inc. (a)	31,339	920,113

		7,239,058

FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	15,730	613,470
SpartanNash Co.	22,215	722,876

		1,336,346

FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (a)	33,995	969,877
Cal-Maine Foods, Inc. (a)	17,517	914,387
Calavo Growers, Inc.	8,989	466,799
Darling Ingredients, Inc. (b)	96,761	1,418,516
Diamond Foods, Inc. (b)	15,415	483,723
J&J Snack Foods Corp.	8,738	967,034
Sanderson Farms, Inc. (a)	11,666	876,817
Seneca Foods Corp. (Class A) (b)	4,135	114,829
Snyders-Lance, Inc.	30,613	987,882

		7,199,864

GAS UTILITIES — 1.8%
Laclede Group, Inc. (a)	25,409	1,322,793
New Jersey Resources Corp.	50,191	1,382,762
Northwest Natural Gas Co. (a)	15,945	672,560
Piedmont Natural Gas Co., Inc.	46,075	1,626,908
South Jersey Industries, Inc.	39,833	985,070
Southwest Gas Corp.	27,391	1,457,475

		7,447,568

HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
Abaxis, Inc. (a)	12,366	636,602
ABIOMED, Inc. (a)(b)	21,715	1,427,327
Analogic Corp.	7,322	577,706
AngioDynamics, Inc. (b)	14,833	243,261
Anika Therapeutics, Inc. (b)	8,765	289,508
Cantel Medical Corp.	20,773	1,114,887
CONMED Corp.	16,180	942,808
CryoLife, Inc.	14,730	166,154
Cyberonics, Inc. (b)	15,310	910,333
Cynosure, Inc. (Class A) (b)	12,698	489,889
Greatbatch, Inc. (b)	14,798	797,908
Haemonetics Corp. (b)	30,100	1,244,936
HealthStream, Inc. (b)	13,946	424,237
ICU Medical, Inc. (b)	8,118	776,568
Integra LifeSciences Holdings Corp. (b)	14,786	996,133
Invacare Corp.	17,162	371,214
Masimo Corp. (b)	27,823	1,077,863
Meridian Bioscience, Inc. (a)	24,359	454,052
Merit Medical Systems, Inc. (b)	25,486	548,968
Natus Medical, Inc. (b)	18,778	799,192
Neogen Corp. (b)	21,602	1,024,799
NuVasive, Inc. (b)	28,272	1,339,527
SurModics, Inc. (b)	7,553	176,891
Vascular Solutions, Inc. (b)	9,180	318,730
West Pharmaceutical Services, Inc.	41,973	2,437,792

		19,587,285

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aceto Corp.	16,155	397,898
Air Methods Corp. (a)(b)	20,889	863,551
Almost Family, Inc. (b)	4,674	186,539
Amedisys, Inc. (a)(b)	19,720	783,476
AMN Healthcare Services, Inc. (b)	27,580	871,252
AmSurg Corp. (b)	28,328	1,981,544
Bio-Reference Laboratories, Inc. (b)	14,459	596,434

See accompanying notes to financial statements.

266

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Chemed Corp.	9,983	$1,308,771
Corvel Corp. (b)	5,201	166,536
Cross Country Healthcare, Inc. (b)	17,799	225,691
Ensign Group, Inc.	13,208	674,401
ExamWorks Group, Inc. (a)(b)	20,300	793,730
Hanger, Inc. (b)	20,646	483,942
HealthEquity, Inc. (b)	19,900	637,795
Healthways, Inc. (b)	20,725	248,286
IPC Healthcare, Inc. (b)	10,096	559,217
Kindred Healthcare, Inc.	49,042	995,062
Landauer, Inc. (a)	5,509	196,341
LHC Group, Inc. (b)	7,158	273,794
Magellan Health, Inc. (b)	15,671	1,098,067
PharMerica Corp. (b)	17,618	586,679
Providence Service Corp. (b)	6,980	309,074
Select Medical Holdings Corp.	57,020	923,724

		15,161,804

HEALTH CARE TECHNOLOGY — 0.9%
Computer Programs and Systems, Inc. (a)	6,050	323,191
MedAssets, Inc. (b)	35,261	777,858
Medidata Solutions, Inc. (a)(b)	31,947	1,735,361
Omnicell, Inc. (b)	20,896	787,988

		3,624,398

HOTELS, RESTAURANTS & LEISURE — 4.2%
Biglari Holdings, Inc. (b)	1,004	415,405
BJ’s Restaurants, Inc. (b)	12,843	622,243
Bob Evans Farms, Inc.	13,868	707,961
Boyd Gaming Corp. (b)	46,118	689,464
Cracker Barrel Old Country Store, Inc. (a)	13,981	2,085,406
DineEquity, Inc.	9,698	960,975
Interval Leisure Group, Inc. (a)	22,968	524,819
Jack in the Box, Inc.	21,802	1,922,064
Marcus Corp.	10,747	206,128
Marriott Vacations Worldwide Corp.	16,151	1,481,854
Monarch Casino & Resort, Inc. (b)	5,916	121,633
Papa John’s International, Inc. (a)	17,254	1,304,575
Pinnacle Entertainment, Inc. (b)	35,342	1,317,550
Popeyes Louisiana Kitchen, Inc. (b)	13,590	815,264
Red Robin Gourmet Burgers, Inc. (b)	8,243	707,414
Ruby Tuesday, Inc. (b)	35,950	225,407
Ruth’s Hospitality Group, Inc.	20,488	330,267
Scientific Games Corp. (Class A) (a)(b)	29,004	450,722
Sonic Corp.	28,880	831,744
Texas Roadhouse, Inc. (a)	36,793	1,377,162

		17,098,057

HOUSEHOLD DURABLES — 1.7%
Ethan Allen Interiors, Inc. (a)	15,287	402,660
Helen of Troy, Ltd. (b)	15,684	1,529,033
iRobot Corp. (a)(b)	17,267	550,472
La-Z-Boy, Inc.	30,076	792,202
M/I Homes, Inc. (b)	14,437	356,161
Meritage Homes Corp. (a)(b)	22,003	1,036,121
Ryland Group, Inc. (a)	27,310	1,266,365
Standard Pacific Corp. (a)(b)	86,477	770,510
Universal Electronics, Inc. (b)	9,273	462,166

		7,165,690

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (b)	24,954	284,725
WD-40 Co.	8,099	705,909

		990,634

INSURANCE — 2.7%
American Equity Investment Life Holding Co.	45,115	1,217,203
AMERISAFE, Inc.	11,040	519,542
eHealth, Inc. (a)(b)	10,271	130,339
Employers Holdings, Inc.	18,443	420,131
HCI Group, Inc. (a)	5,281	233,473
Horace Mann Educators Corp.	24,191	880,069
Infinity Property & Casualty Corp.	6,764	512,982
Meadowbrook Insurance Group, Inc.	27,077	232,862
Montpelier Re Holdings, Ltd.	21,684	856,518
Navigators Group, Inc. (b)	6,369	493,980
ProAssurance Corp.	32,146	1,485,467
RLI Corp. (a)	21,669	1,113,570
Safety Insurance Group, Inc.	7,364	424,976
Selective Insurance Group, Inc.	33,289	933,756
Stewart Information Services Corp.	12,888	512,942
United Fire Group, Inc.	12,359	404,881
United Insurance Holdings Corp. (a)	9,828	152,727
Universal Insurance Holdings, Inc.	17,584	425,533

		10,950,951

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	6,996	212,608
FTD Cos., Inc. (a)(b)	10,915	307,694
NutriSystem, Inc.	17,110	425,697
PetMed Express, Inc. (a)	11,671	201,558

		1,147,557

INTERNET SOFTWARE & SERVICES — 2.0%
Blucora, Inc. (b)	24,150	390,022
comScore, Inc. (b)	19,596	1,043,683
Dealertrack Technologies, Inc. (b)	26,240	1,647,610
DHI Group, Inc. (b)	21,743	193,295
j2 Global, Inc.	26,830	1,822,830
Liquidity Services, Inc. (b)	14,177	136,525
LivePerson, Inc. (b)	28,997	284,461
LogMeIn, Inc. (a)(b)	14,292	921,691
Monster Worldwide, Inc. (a)(b)	53,338	348,831
NIC, Inc.	35,775	653,967
QuinStreet, Inc. (b)	20,230	130,484
Stamps.com, Inc. (b)	8,534	627,846
XO Group, Inc. (b)	14,270	233,314

		8,434,559

IT SERVICES — 2.0%
CACI International, Inc. (Class A) (b)	14,192	1,147,991
Cardtronics, Inc. (a)(b)	26,315	974,971
CIBER, Inc. (b)	41,262	142,354
CSG Systems International, Inc. (a)	19,136	605,846
ExlService Holdings, Inc. (b)	18,495	639,557
Forrester Research, Inc.	6,347	228,619

See accompanying notes to financial statements.

267

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Heartland Payment Systems, Inc.	21,411	$1,157,265
iGate Corp. (b)	20,787	991,332
ManTech International Corp. (Class A)	13,756	398,924
Perficient, Inc. (b)	20,664	397,575
Sykes Enterprises, Inc. (b)	22,846	554,015
TeleTech Holdings, Inc.	10,260	277,841
Virtusa Corp. (b)	15,846	814,484

		8,330,774

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc.	7,497	248,975
Callaway Golf Co. (a)	45,030	402,568
Sturm Ruger & Co, Inc. (a)	10,915	627,067

		1,278,610

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Affymetrix, Inc. (a)(b)	43,798	478,274
Albany Molecular Research, Inc. (a)(b)	14,024	283,565
Cambrex Corp. (b)	18,157	797,819
Luminex Corp. (a)(b)	22,382	386,313
PAREXEL International Corp. (b)	32,110	2,064,994

		4,010,965

MACHINERY — 3.7%
Actuant Corp. (Class A)	34,765	802,724
Albany International Corp. (Class A)	16,858	670,948
Astec Industries, Inc.	11,030	461,275
Barnes Group, Inc.	28,907	1,127,084
Briggs & Stratton Corp. (a)	26,486	510,120
CIRCOR International, Inc.	10,049	547,972
EnPro Industries, Inc.	13,315	761,884
ESCO Technologies, Inc.	15,324	573,271
Federal Signal Corp.	36,938	550,746
Harsco Corp.	46,800	772,200
Hillenbrand, Inc.	37,018	1,136,453
John Bean Technologies Corp.	17,229	647,638
Lindsay Corp. (a)	6,859	602,975
Lydall, Inc. (b)	10,240	302,694
Mueller Industries, Inc.	33,267	1,155,030
Standex International Corp.	7,497	599,235
Tennant Co.	10,768	703,581
Titan International, Inc. (a)	31,179	334,863
Toro Co.	32,173	2,180,686
Watts Water Technologies, Inc. (Class A)	16,613	861,384

		15,302,763

MARINE — 0.3%
Matson, Inc.	25,461	1,070,380

MEDIA — 0.6%
E.W. Scripps Co. (Class A)	30,776	703,232
Gannett Co., Inc. (b)	66,200	926,138
Harte-Hanks, Inc.	25,016	149,095
Scholastic Corp. (a)	15,719	693,679
Sizmek, Inc. (a)(b)	13,115	93,117

		2,565,261

METALS & MINING — 1.2%
A.M. Castle & Co. (a)(b)	9,894	61,046
AK Steel Holding Corp. (a)(b)	104,046	402,658
Century Aluminum Co. (a)(b)	29,966	312,545
Globe Specialty Metals, Inc.	37,762	668,387
Haynes International, Inc.	7,271	358,606
Kaiser Aluminum Corp. (a)	10,119	840,687
Materion Corp.	11,710	412,778
Olympic Steel, Inc. (a)	5,127	89,415
RTI International Metals, Inc. (b)	17,974	566,540
Stillwater Mining Co. (a)(b)	70,810	820,688
SunCoke Energy, Inc.	38,600	501,800

		5,035,150

MULTI-UTILITIES — 0.6%
Avista Corp.	33,660	1,031,679
NorthWestern Corp. (a)	27,590	1,345,013

		2,376,692

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	20,347	392,494
Tuesday Morning Corp. (a)(b)	25,602	288,406

		680,900

OIL, GAS & CONSUMABLE FUELS — 1.5%
Approach Resources, Inc. (a)(b)	22,133	151,611
Arch Coal, Inc. (a)(b)	124,741	42,412
Bill Barrett Corp. (a)(b)	28,820	247,564
Bonanza Creek Energy, Inc. (b)	22,573	411,957
Carrizo Oil & Gas, Inc. (b)	27,323	1,345,385
Cloud Peak Energy, Inc. (a)(b)	35,228	164,162
Comstock Resources, Inc. (a)	26,056	86,766
Contango Oil & Gas Co. (b)	9,342	114,626
Green Plains, Inc.	20,078	553,149
Northern Oil and Gas, Inc. (a)(b)	33,129	224,283
PDC Energy, Inc. (b)	23,176	1,243,161
Penn Virginia Corp. (a)(b)	41,470	181,639
PetroQuest Energy, Inc. (a)(b)	33,681	66,688
Rex Energy Corp. (a)(b)	29,562	165,252
Stone Energy Corp. (a)(b)	32,919	414,450
Swift Energy Co. (a)(b)	25,452	51,668
Synergy Resources Corp. (b)	52,998	605,767

		6,070,540

PAPER & FOREST PRODUCTS — 1.3%
Boise Cascade Co. (b)	23,139	848,739
Clearwater Paper Corp. (b)	11,151	638,952
Deltic Timber Corp. (a)	6,441	435,669
KapStone Paper and Packaging Corp.	49,655	1,148,024
Neenah Paper, Inc.	9,738	574,153
P.H. Glatfelter Co.	25,327	556,941
Schweitzer-Mauduit International, Inc.	17,813	710,382
Wausau Paper Corp. (a)	29,491	270,727

		5,183,587

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	9,914	336,382
Medifast, Inc. (b)	6,453	208,561

		544,943

PHARMACEUTICALS — 1.9%
ANI Pharmaceuticals, Inc. (a)(b)	4,813	298,647
Depomed, Inc. (a)(b)	34,903	749,018
Impax Laboratories, Inc. (a)(b)	38,911	1,786,793
Lannett Co., Inc. (a)(b)	15,515	922,212

See accompanying notes to financial statements.

268

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Medicines Co. (b)	38,275	$1,095,048
Nektar Therapeutics (b)	77,000	963,270
Prestige Brands Holdings, Inc. (b)	30,665	1,417,949
Sagent Pharmaceuticals, Inc. (a)(b)	13,181	320,430
Supernus Pharmaceuticals, Inc. (b)	16,417	278,761

		7,832,128

PROFESSIONAL SERVICES — 1.5%
CDI Corp.	8,566	111,358
Exponent, Inc.	15,129	677,477
Heidrick & Struggles International, Inc.	9,547	248,986
Insperity, Inc.	13,172	670,455
Kelly Services, Inc. (Class A)	17,303	265,601
Korn/Ferry International	29,507	1,025,958
Navigant Consulting, Inc. (b)	28,498	423,765
On Assignment, Inc. (b)	27,226	1,069,437
Resources Connection, Inc.	22,362	359,805
TrueBlue, Inc. (b)	24,476	731,832
WageWorks, Inc. (b)	19,400	784,730

		6,369,404

REAL ESTATE INVESTMENT TRUSTS — 7.7%
Acadia Realty Trust	39,886	1,161,081
Agree Realty Corp.	10,373	302,580
American Assets Trust, Inc.	21,641	848,544
Associated Estates Realty Corp.	33,722	965,461
Capstead Mortgage Corp. (a)	56,138	623,132
CareTrust REIT, Inc.	16,365	207,345
Cedar Realty Trust, Inc.	43,017	275,309
Chesapeake Lodging Trust	34,829	1,061,588
Coresite Realty Corp.	15,171	689,370
Cousins Properties, Inc.	120,180	1,247,468
DiamondRock Hospitality Co.	117,701	1,507,750
EastGroup Properties, Inc.	18,687	1,050,770
Education Realty Trust, Inc.	28,158	883,035
EPR Properties (a)	33,530	1,836,773
Franklin Street Properties Corp.	52,279	591,275
Geo Group, Inc.	43,559	1,487,975
Getty Realty Corp.	15,167	248,132
Government Properties Income Trust (a)	41,251	765,206
Healthcare Realty Trust, Inc.	58,403	1,358,454
Inland Real Estate Corp.	52,056	490,368
Kite Realty Group Trust	48,805	1,194,258
Lexington Realty Trust (a)	123,550	1,047,704
LTC Properties, Inc.	20,738	862,701
Medical Properties Trust, Inc. (a)	122,515	1,606,172
Parkway Properties, Inc.	49,302	859,827
Pennsylvania Real Estate Investment Trust	40,335	860,749
Post Properties, Inc.	32,077	1,744,027
PS Business Parks, Inc.	11,383	821,283
Retail Opportunity Investments Corp.	54,504	851,352
Sabra Healthcare REIT, Inc. (a)	38,047	979,330
Saul Centers, Inc.	6,617	325,490
Sovran Self Storage, Inc.	20,835	1,810,770
Summit Hotel Properties, Inc.	50,600	658,306
Universal Health Realty Income Trust	7,852	364,804
Urstadt Biddle Properties, Inc. (Class A)	16,554	309,229

		31,897,618

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	19,438	255,804

ROAD & RAIL — 0.8%
ArcBest Corp.	14,149	449,938
Celadon Group, Inc.	15,829	327,344
Heartland Express, Inc. (a)	32,324	653,914
Knight Transportation, Inc.	35,578	951,356
Roadrunner Transportation Systems, Inc. (b)	16,375	422,475
Saia, Inc. (b)	14,503	569,823

		3,374,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (b)	22,425	616,463
Brooks Automation, Inc.	39,200	448,840
Cabot Microelectronics Corp. (b)	13,959	657,608
CEVA, Inc. (a)(b)	11,821	229,682
Cirrus Logic, Inc. (b)	36,672	1,247,948
Cohu, Inc.	14,911	197,273
Diodes, Inc. (b)	21,443	516,991
DSP Group, Inc. (b)	12,696	131,150
Exar Corp. (b)	28,046	274,290
Kopin Corp. (a)(b)	35,934	123,972
Kulicke & Soffa Industries, Inc. (b)	44,849	525,182
Micrel, Inc.	26,286	365,375
Microsemi Corp. (b)	55,823	1,951,014
MKS Instruments, Inc.	31,252	1,185,701
Monolithic Power Systems, Inc.	21,257	1,077,942
Nanometrics, Inc. (b)	14,086	227,066
Pericom Semiconductor Corp.	11,778	154,881
Power Integrations, Inc.	17,260	779,807
Rudolph Technologies, Inc. (b)	19,145	229,931
Semtech Corp. (b)	38,900	772,165
Synaptics, Inc. (a)(b)	21,530	1,867,405
Tessera Technologies, Inc.	27,407	1,040,918
Ultratech, Inc. (b)	15,945	295,939
Veeco Instruments, Inc. (b)	23,604	678,379

		15,595,922

SOFTWARE — 2.4%
Blackbaud, Inc.	27,087	1,542,605
Bottomline Technologies, Inc. (b)	22,205	617,521
Ebix, Inc. (a)	16,354	533,304
EPIQ Systems, Inc.	18,747	316,449
Interactive Intelligence Group (a)(b)	10,052	447,012
MicroStrategy, Inc. (b)	5,254	893,600
Monotype Imaging Holdings, Inc.	22,977	553,976
Netscout Systems, Inc. (b)	21,643	793,649
Progress Software Corp. (b)	29,788	819,170
Quality Systems, Inc.	25,816	427,771
Synchronoss Technologies, Inc. (a)(b)	21,380	977,707
Take-Two Interactive Software, Inc. (b)	49,559	1,366,342
Tangoe, Inc. (a)(b)	21,286	267,778

See accompanying notes to financial statements.

269

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

VASCO Data Security International, Inc. (a)(b)	17,055	$514,891

		10,071,775

SPECIALTY RETAIL — 4.2%
Barnes & Noble, Inc. (a)(b)	26,443	686,460
Big 5 Sporting Goods Corp.	10,473	148,821
Buckle, Inc. (a)	16,409	751,040
Caleres, Inc.	25,542	811,725
Cato Corp. (Class A)	14,983	580,741
Children’s Place, Inc. (a)	12,088	790,676
Christopher & Banks Corp. (a)(b)	21,571	86,500
Finish Line, Inc. (Class A)	26,939	749,443
Francesca’s Holdings Corp. (b)	24,876	335,080
Genesco, Inc. (b)	14,132	933,136
Group 1 Automotive, Inc.	12,540	1,139,008
Haverty Furniture Cos., Inc.	12,116	261,948
Hibbett Sports, Inc. (a)(b)	14,423	671,823
Kirkland’s, Inc.	8,699	242,441
Lithia Motors, Inc. (Class A) (a)	13,417	1,518,268
Lumber Liquidators Holdings, Inc. (a)(b)	15,716	325,478
MarineMax, Inc. (b)	14,892	350,111
Men’s Wearhouse, Inc.	26,868	1,721,433
Monro Muffler Brake, Inc. (a)	18,571	1,154,373
Outerwall, Inc. (a)	10,826	823,967
Pep Boys-Manny, Moe & Jack (b)	31,084	381,401
Select Comfort Corp. (b)	30,558	918,879
Sonic Automotive, Inc. (Class A)	19,501	464,709
Stage Stores, Inc.	18,676	327,390
Stein Mart, Inc.	16,339	171,069
Vitamin Shoppe, Inc. (b)	17,365	647,194
Zumiez, Inc. (a)(b)	12,710	338,467

		17,331,581

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (b)	27,448	1,194,263
QLogic Corp. (b)	51,307	728,046
Super Micro Computer, Inc. (a)(b)	20,666	611,300

		2,533,609

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (a)(b)	44,984	661,715
G-III Apparel Group, Ltd. (b)	22,355	1,572,674
Iconix Brand Group, Inc. (a)(b)	28,035	700,034
Movado Group, Inc.	9,974	270,894
Oxford Industries, Inc.	8,515	744,637
Perry Ellis International, Inc. (b)	7,009	166,604
Steven Madden, Ltd. (b)	32,595	1,394,414
Unifi, Inc. (b)	8,482	284,147
Wolverine World Wide, Inc. (a)	60,469	1,722,157

		7,517,276

THRIFTS & MORTGAGE FINANCE — 1.2%
Astoria Financial Corp.	51,471	709,785
Bank Mutual Corp.	25,286	193,944
BofI Holding, Inc. (a)(b)	7,738	817,984
Brookline Bancorp, Inc.	40,989	462,766
Dime Community Bancshares	17,494	296,348
Northwest Bancshares, Inc.	55,632	713,202
Oritani Financial Corp.	22,135	355,267
Provident Financial Services, Inc.	31,744	602,818
TrustCo Bank Corp. NY (a)	55,625	391,044
Walker & Dunlop, Inc. (b)	15,532	415,326

		4,958,484

TOBACCO — 0.2%
Universal Corp. (a)	13,302	762,471

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	23,430	928,999
DXP Enterprises, Inc. (b)	7,460	346,890
Kaman Corp. (a)	15,937	668,398
Veritiv Corp. (b)	4,773	174,024

		2,118,311

WATER UTILITIES — 0.2%
American States Water Co. (a)	22,092	826,020

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	12,688	213,666

TOTAL COMMON STOCKS —
(Cost $355,255,905)		409,539,851

SHORT TERM INVESTMENTS — 15.3%
MONEY MARKET FUNDS — 15.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	62,146,278	62,146,278
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	768,497	768,497

TOTAL SHORT TERM INVESTMENTS —
(Cost $62,914,775)		62,914,775

TOTAL INVESTMENTS — 114.9% (f)
(Cost $418,170,680)		472,454,626
OTHER ASSETS & LIABILITIES — (14.9)%		(61,109,083)

NET ASSETS — 100.0%		$411,345,543

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

270

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.9%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	44,130	$909,519
Curtiss-Wright Corp.	74,319	5,383,668
Moog, Inc. (Class A) (a)	25,810	1,824,251
TASER International, Inc. (a)(b)	83,716	2,788,580

		10,906,018

AIR FREIGHT & LOGISTICS — 0.6%
Echo Global Logistics, Inc. (a)	25,301	826,331
Forward Air Corp.	48,521	2,535,707

		3,362,038

AIRLINES — 0.9%
Allegiant Travel Co.	21,094	3,752,201
Hawaiian Holdings, Inc. (a)	40,079	951,876
Republic Airways Holdings, Inc. (a)	19,271	176,908

		4,880,985

AUTO COMPONENTS — 1.0%
Dorman Products, Inc. (a)(b)	31,407	1,496,857
Drew Industries, Inc.	22,388	1,298,952
Gentherm, Inc. (a)	56,213	3,086,656

		5,882,465

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	41,436	977,475

BANKS — 6.5%
Banner Corp.	14,235	682,283
Boston Private Financial Holdings, Inc.	128,341	1,721,053
Cardinal Financial Corp.	24,393	531,523
Columbia Banking System, Inc.	36,702	1,194,283
CVB Financial Corp. (b)	69,385	1,221,870
First Commonwealth Financial Corp.	56,200	538,958
First Financial Bankshares, Inc. (b)	55,670	1,928,409
First Midwest Bancorp, Inc.	121,174	2,298,671
Glacier Bancorp, Inc.	118,204	3,477,562
Home Bancshares, Inc.	92,048	3,365,275
Independent Bank Corp.-Massachusetts	15,756	738,799
LegacyTexas Financial Group, Inc.	24,836	750,047
MB Financial, Inc. (b)	99,993	3,443,759
Pinnacle Financial Partners, Inc.	52,273	2,842,083
PrivateBancorp, Inc.	110,643	4,405,804
Simmons First National Corp. (Class A)	13,354	623,365
Southside Bancshares, Inc. (b)	17,548	512,928
Talmer Bancorp, Inc. (Class A)	51,731	866,494
Texas Capital Bancshares, Inc. (a)	48,753	3,034,387
United Bankshares, Inc. (b)	39,517	1,589,769
Westamerica Bancorporation (b)	15,992	809,995

		36,577,317

BIOTECHNOLOGY — 1.8%
Acorda Therapeutics, Inc. (a)(b)	42,437	1,414,425
Emergent Biosolutions, Inc. (a)	31,754	1,046,294
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	28,046	2,829,841
MiMedx Group, Inc. (a)	146,300	1,695,617
Momenta Pharmaceuticals, Inc. (a)	44,133	1,006,674
Repligen Corp. (a)	47,807	1,972,995
Spectrum Pharmaceuticals, Inc. (a)(b)	35,184	240,659

		10,206,505

BUILDING PRODUCTS — 1.2%
AAON, Inc.	64,256	1,447,045
American Woodmark Corp. (a)	13,026	714,476
Apogee Enterprises, Inc.	45,799	2,410,860
PGT, Inc. (a)	73,936	1,072,811
Simpson Manufacturing Co., Inc.	30,017	1,020,578

		6,665,770

CAPITAL MARKETS — 1.5%
Evercore Partners, Inc. (Class A)	30,372	1,638,873
Financial Engines, Inc. (b)	49,041	2,083,262
Greenhill & Co., Inc. (b)	21,663	895,332
HFF, Inc. (Class A)	51,659	2,155,730
Piper Jaffray Co., Inc. (a)	13,192	575,699
Virtus Investment Partners, Inc. (b)	6,789	897,845

		8,246,741

CHEMICALS — 1.3%
Balchem Corp.	48,729	2,715,180
Calgon Carbon Corp.	36,834	713,843
Flotek Industries, Inc. (a)(b)	76,664	960,600
H.B. Fuller Co.	32,993	1,340,175
Innophos Holdings, Inc.	14,959	787,442
Quaker Chemical Corp.	8,824	783,924

		7,301,164

COMMERCIAL SERVICES & SUPPLIES — 1.9%
G & K Services, Inc. (Class A)	15,448	1,068,075
Healthcare Services Group, Inc. (b)	111,867	3,697,204
Matthews International Corp. (Class A)	22,230	1,181,302
Mobile Mini, Inc.	37,229	1,565,107
UniFirst Corp.	11,455	1,281,242
US Ecology, Inc. (b)	33,513	1,632,753

		10,425,683

COMMUNICATIONS EQUIPMENT — 1.0%
Bel Fuse, Inc. (Class B)	15,909	326,453
CalAmp Corp. (a)	36,354	663,824
Comtech Telecommunications Corp.	11,032	320,480
Ixia (a)	32,764	407,584
ViaSat, Inc. (a)(b)	68,612	4,134,559

		5,852,900

CONSTRUCTION & ENGINEERING — 0.4%
Dycom Industries, Inc. (a)	28,385	1,670,457
MYR Group, Inc. (a)	8,400	260,064
Orion Marine Group, Inc. (a)	18,426	133,036

		2,063,557

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	114,544	2,086,992

CONSUMER FINANCE — 1.5%
Encore Capital Group, Inc. (a)(b)	21,487	918,354
Enova International, Inc. (a)	40,659	759,510
First Cash Financial Services, Inc. (a)	28,011	1,277,022
Green Dot Corp. (Class A) (a)	24,904	476,165
PRA Group, Inc. (a)(b)	75,482	4,703,283

See accompanying notes to financial statements.

271

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

World Acceptance Corp. (a)(b)	7,739	$476,026

		8,610,360

DISTRIBUTORS — 0.9%
Pool Corp.	68,152	4,782,907

DIVERSIFIED CONSUMER SERVICES — 0.3%
American Public Education, Inc. (a)	10,805	277,905
Capella Education Co.	9,798	525,859
Strayer Education, Inc. (a)	17,084	736,320

		1,540,084

DIVERSIFIED FINANCIAL SERVICES — 0.6%
MarketAxess Holdings, Inc.	39,105	3,627,771

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	59,552	533,586
Cincinnati Bell, Inc. (a)	188,491	720,036
Consolidated Communications Holdings, Inc. (b)	72,487	1,522,952
General Communication, Inc. (Class A) (a)	47,026	799,912
Iridium Communications, Inc. (a)(b)	41,789	379,862

		3,956,348

ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	40,021	2,073,088
Franklin Electric Co., Inc. (b)	27,132	877,177
Vicor Corp. (a)	12,773	155,703

		3,105,968

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Agilysys, Inc. (a)	9,479	87,017
Badger Meter, Inc. (b)	14,611	927,652
DTS, Inc. (a)	28,041	854,970
Electro Scientific Industries, Inc.	11,473	60,463
FARO Technologies, Inc. (a)(b)	17,112	799,130
Littelfuse, Inc.	22,269	2,113,106
Methode Electronics, Inc. (Class A)	60,213	1,652,847
MTS Systems Corp.	12,307	848,568
OSI Systems, Inc. (a)	14,242	1,008,191
Park Electrochemical Corp.	13,670	261,917
Rogers Corp. (a)	13,781	911,475

		9,525,336

ENERGY EQUIPMENT & SERVICES — 0.5%
Era Group, Inc. (a)	13,537	277,238
US Silica Holdings, Inc. (b)	83,855	2,461,983

		2,739,221

FOOD PRODUCTS — 2.2%
B&G Foods, Inc. (b)	47,379	1,351,723
Cal-Maine Foods, Inc. (b)	46,468	2,425,630
Calavo Growers, Inc.	24,198	1,256,602
Diamond Foods, Inc. (a)	19,748	619,692
J&J Snack Foods Corp.	23,463	2,596,650
Sanderson Farms, Inc. (b)	17,038	1,280,576
Snyders-Lance, Inc.	81,828	2,640,590

		12,171,463

GAS UTILITIES — 0.7%
New Jersey Resources Corp.	63,299	1,743,887
Piedmont Natural Gas Co., Inc.	56,306	1,988,165

		3,732,052

HEALTH CARE EQUIPMENT & SUPPLIES — 5.9%
Abaxis, Inc. (b)	32,958	1,696,678
ABIOMED, Inc. (a)(b)	58,734	3,860,586
Anika Therapeutics, Inc. (a)	23,226	767,155
Cantel Medical Corp.	55,272	2,966,448
CONMED Corp.	18,230	1,062,262
CryoLife, Inc.	19,092	215,358
Cyberonics, Inc. (a)	24,912	1,481,267
Cynosure, Inc. (Class A) (a)	34,865	1,345,092
Greatbatch, Inc. (a)	24,400	1,315,648
Haemonetics Corp. (a)	39,031	1,614,322
HealthStream, Inc. (a)	36,764	1,118,361
ICU Medical, Inc. (a)	13,489	1,290,358
Integra LifeSciences Holdings Corp. (a)	19,587	1,319,576
Masimo Corp. (a)	44,774	1,734,545
Meridian Bioscience, Inc. (b)	29,137	543,114
Natus Medical, Inc. (a)	51,137	2,176,391
Neogen Corp. (a)	36,644	1,738,391
NuVasive, Inc. (a)	44,125	2,090,642
SurModics, Inc. (a)	11,239	263,217
Vascular Solutions, Inc. (a)	18,782	652,111
West Pharmaceutical Services, Inc.	66,400	3,856,512

		33,108,034

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aceto Corp.	20,407	502,624
Air Methods Corp. (a)(b)	31,497	1,302,086
Amedisys, Inc. (a)	25,202	1,001,275
AMN Healthcare Services, Inc. (a)	74,523	2,354,182
AmSurg Corp. (a)	46,961	3,284,922
Bio-Reference Laboratories, Inc. (a)	20,985	865,631
Chemed Corp.	26,716	3,502,468
Corvel Corp. (a)	6,471	207,201
Cross Country Healthcare, Inc. (a)	24,620	312,182
Ensign Group, Inc.	35,984	1,837,343
ExamWorks Group, Inc. (a)(b)	55,135	2,155,779
HealthEquity, Inc. (a)	31,000	993,550
Landauer, Inc. (b)	7,583	270,258
Providence Service Corp. (a)	9,657	427,612
Select Medical Holdings Corp.	84,779	1,373,420

		20,390,533

HEALTH CARE TECHNOLOGY — 1.2%
Computer Programs and Systems, Inc. (b)	9,609	513,313
MedAssets, Inc. (a)	52,707	1,162,717
Medidata Solutions, Inc. (a)(b)	53,698	2,916,875
Omnicell, Inc. (a)	56,847	2,143,700

		6,736,605

HOTELS, RESTAURANTS & LEISURE — 6.0%
BJ’s Restaurants, Inc. (a)	33,741	1,634,751
Bob Evans Farms, Inc.	14,738	752,375
Cracker Barrel Old Country Store, Inc. (b)	22,171	3,307,026
DineEquity, Inc.	13,686	1,356,146
Interval Leisure Group, Inc.	32,134	734,262

See accompanying notes to financial statements.

272

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Jack in the Box, Inc.	58,454	$5,153,305
Marriott Vacations Worldwide Corp.	43,209	3,964,426
Monarch Casino & Resort, Inc. (a)	6,720	138,163
Papa John’s International, Inc.	46,070	3,483,353
Pinnacle Entertainment, Inc. (a)	94,723	3,531,273
Popeyes Louisiana Kitchen, Inc. (a)	36,315	2,178,537
Ruth’s Hospitality Group, Inc.	23,629	380,899
Scientific Games Corp. (Class A) (a)(b)	77,564	1,205,344
Sonic Corp.	76,706	2,209,133
Texas Roadhouse, Inc. (b)	98,548	3,688,652

		33,717,645

HOUSEHOLD DURABLES — 2.6%
Helen of Troy, Ltd. (a)	41,879	4,082,784
iRobot Corp. (a)(b)	24,072	767,415
Meritage Homes Corp. (a)	58,924	2,774,731
Ryland Group, Inc. (b)	73,170	3,392,893
Standard Pacific Corp. (a)(b)	233,336	2,079,024
Universal Electronics, Inc. (a)	24,573	1,224,718

		14,321,565

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	13,583	1,183,894

INSURANCE — 1.2%
American Equity Investment Life Holding Co.	55,894	1,508,020
AMERISAFE, Inc.	14,855	699,076
eHealth, Inc. (a)(b)	12,733	161,582
HCI Group, Inc. (b)	14,251	630,037
Montpelier Re Holdings, Ltd.	31,197	1,232,282
RLI Corp. (b)	24,619	1,265,170
United Insurance Holdings Corp. (b)	17,848	277,358
Universal Insurance Holdings, Inc. (b)	47,357	1,146,039

		6,919,564

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	9,188	279,223
FTD Cos., Inc. (a)(b)	17,165	483,882
NutriSystem, Inc.	21,126	525,615

		1,288,720

INTERNET SOFTWARE & SERVICES — 3.4%
comScore, Inc. (a)	52,355	2,788,427
Dealertrack Technologies, Inc. (a)(b)	70,309	4,414,702
DHI Group, Inc. (a)	58,628	521,203
j2 Global, Inc. (b)	71,539	4,860,360
LivePerson, Inc. (a)	54,809	537,676
LogMeIn, Inc. (a)(b)	38,608	2,489,830
NIC, Inc.	60,623	1,108,189
QuinStreet, Inc. (a)	14,403	92,899
Stamps.com, Inc. (a)	23,684	1,742,432
XO Group, Inc. (a)	19,811	323,910

		18,879,628

IT SERVICES — 2.0%
Cardtronics, Inc. (a)(b)	70,255	2,602,948
ExlService Holdings, Inc. (a)	29,862	1,032,628
Forrester Research, Inc.	10,680	384,694
Heartland Payment Systems, Inc.	38,415	2,076,331
iGate Corp. (a)	55,753	2,658,860
Perficient, Inc. (a)	27,126	521,904
Virtusa Corp. (a)	41,653	2,140,964

		11,418,329

LEISURE PRODUCTS — 0.1%
Sturm Ruger & Co, Inc. (b)	14,739	846,756

LIFE SCIENCES TOOLS & SERVICES — 1.9%
Affymetrix, Inc. (a)(b)	121,800	1,330,056
Albany Molecular Research, Inc. (a)(b)	36,810	744,298
Cambrex Corp. (a)	49,108	2,157,805
Luminex Corp. (a)(b)	35,380	610,659
PAREXEL International Corp. (a)	86,187	5,542,686

		10,385,504

MACHINERY — 3.4%
Albany International Corp. (Class A)	19,010	756,598
EnPro Industries, Inc.	17,231	985,958
ESCO Technologies, Inc.	17,523	655,535
Federal Signal Corp.	49,173	733,169
Hillenbrand, Inc.	99,495	3,054,496
John Bean Technologies Corp.	19,440	730,750
Lindsay Corp. (b)	11,593	1,019,141
Lydall, Inc. (a)	26,435	781,419
Mueller Industries, Inc.	37,338	1,296,375
Standex International Corp.	12,885	1,029,898
Tennant Co.	15,546	1,015,776
Toro Co.	85,996	5,828,809
Watts Water Technologies, Inc. (Class A)	19,734	1,023,208

		18,911,132

MARINE — 0.5%
Matson, Inc.	68,089	2,862,462

MEDIA — 0.5%
E.W. Scripps Co. (Class A)	82,114	1,876,305
Gannett Co., Inc. (a)	64,600	903,754

		2,780,059

METALS & MINING — 0.5%
Century Aluminum Co. (a)(b)	79,172	825,764
Globe Specialty Metals, Inc.	47,389	838,785
Stillwater Mining Co. (a)(b)	82,844	960,162

		2,624,711

MULTI-UTILITIES — 0.3%
NorthWestern Corp. (b)	35,142	1,713,172

MULTILINE RETAIL — 0.1%
Tuesday Morning Corp. (a)(b)	70,067	789,305

OIL, GAS & CONSUMABLE FUELS — 1.1%
Approach Resources, Inc. (a)(b)	25,423	174,147
Bonanza Creek Energy, Inc. (a)(b)	35,732	652,109
Carrizo Oil & Gas, Inc. (a)	74,078	3,647,601
PetroQuest Energy, Inc. (a)(b)	87,271	172,797
Synergy Resources Corp. (a)	140,835	1,609,744

		6,256,398

PAPER & FOREST PRODUCTS — 1.4%
Boise Cascade Co. (a)	29,865	1,095,448
Clearwater Paper Corp. (a)	13,387	767,075

See accompanying notes to financial statements.

273

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Deltic Timber Corp. (b)	17,297	$1,169,969
KapStone Paper and Packaging Corp.	132,599	3,065,689
Neenah Paper, Inc.	25,989	1,532,312
Wausau Paper Corp. (b)	25,217	231,492

		7,861,985

PERSONAL PRODUCTS — 0.1%
Medifast, Inc. (a)(b)	9,158	295,987

PHARMACEUTICALS — 3.4%
ANI Pharmaceuticals, Inc. (a)(b)	8,449	524,261
Depomed, Inc. (a)(b)	92,618	1,987,582
Impax Laboratories, Inc. (a)(b)	104,233	4,786,380
Lannett Co., Inc. (a)(b)	41,516	2,467,711
Medicines Co. (a)(b)	42,992	1,230,001
Nektar Therapeutics (a)	206,100	2,578,311
Prestige Brands Holdings, Inc. (a)	81,817	3,783,218
Sagent Pharmaceuticals, Inc. (a)(b)	35,530	863,734
Supernus Pharmaceuticals, Inc. (a)	44,644	758,055

		18,979,253

PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	24,772	1,109,290
Korn/Ferry International	36,950	1,284,752
On Assignment, Inc. (a)	72,938	2,865,005
WageWorks, Inc. (a)	25,554	1,033,659

		6,292,706

REAL ESTATE INVESTMENT TRUSTS — 11.4%
Acadia Realty Trust	66,316	1,930,459
Agree Realty Corp.	13,941	406,659
American Assets Trust, Inc.	58,405	2,290,060
Associated Estates Realty Corp.	89,567	2,564,303
CareTrust REIT, Inc.	43,529	551,512
Cedar Realty Trust, Inc.	78,719	503,802
Chesapeake Lodging Trust	92,570	2,821,534
Coresite Realty Corp.	41,593	1,889,986
Cousins Properties, Inc.	318,981	3,311,023
DiamondRock Hospitality Co.	313,879	4,020,790
EastGroup Properties, Inc.	32,165	1,808,638
Education Realty Trust, Inc.	75,749	2,375,489
EPR Properties (b)	46,963	2,572,633
Franklin Street Properties Corp.	66,677	754,117
Geo Group, Inc.	65,481	2,236,831
Healthcare Realty Trust, Inc.	155,581	3,618,814
Inland Real Estate Corp.	136,753	1,288,213
Lexington Realty Trust (b)	206,755	1,753,282
LTC Properties, Inc.	33,397	1,389,315
Medical Properties Trust, Inc. (b)	326,662	4,282,539
Parkway Properties, Inc.	73,607	1,283,706
Pennsylvania Real Estate Investment Trust	66,213	1,412,985
Post Properties, Inc.	85,322	4,638,957
PS Business Parks, Inc.	18,614	1,343,000
Retail Opportunity Investments Corp.	147,293	2,300,717
Sabra Healthcare REIT, Inc.	102,050	2,626,767
Saul Centers, Inc.	17,744	872,827
Sovran Self Storage, Inc.	56,076	4,873,565
Summit Hotel Properties, Inc.	70,095	911,936
Universal Health Realty Income Trust	20,347	945,322
Urstadt Biddle Properties, Inc. (Class A)	25,700	480,076

		64,059,857

ROAD & RAIL — 1.3%
ArcBest Corp.	37,510	1,192,818
Heartland Express, Inc. (b)	86,888	1,757,744
Knight Transportation, Inc.	96,739	2,586,801
Saia, Inc. (a)	39,415	1,548,615

		7,085,978

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Cabot Microelectronics Corp. (a)	18,400	866,824
CEVA, Inc. (a)	16,145	313,697
Cirrus Logic, Inc. (a)	58,758	1,999,535
Diodes, Inc. (a)	36,542	881,028
DSP Group, Inc. (a)	18,764	193,832
Exar Corp. (a)	34,360	336,041
Kopin Corp. (a)(b)	34,041	117,441
Micrel, Inc.	44,453	617,897
Microsemi Corp. (a)	89,372	3,123,551
MKS Instruments, Inc.	36,242	1,375,022
Monolithic Power Systems, Inc.	57,540	2,917,853
Nanometrics, Inc. (a)	14,290	230,355
Pericom Semiconductor Corp.	16,236	213,503
Power Integrations, Inc.	23,790	1,074,832
Semtech Corp. (a)	50,800	1,008,380
Synaptics, Inc. (a)(b)	57,588	4,994,895
Tessera Technologies, Inc.	73,361	2,786,251
Ultratech, Inc. (a)	13,814	256,388
Veeco Instruments, Inc. (a)(b)	27,824	799,662

		24,106,987

SOFTWARE — 3.9%
Blackbaud, Inc.	73,262	4,172,271
Bottomline Technologies, Inc. (a)	27,722	770,949
Ebix, Inc. (b)	19,436	633,808
EPIQ Systems, Inc.	28,377	479,004
Interactive Intelligence Group (a)(b)	14,403	640,501
MicroStrategy, Inc. (a)	14,052	2,389,964
Monotype Imaging Holdings, Inc.	37,417	902,124
Netscout Systems, Inc. (a)	58,213	2,134,671
Progress Software Corp. (a)	43,184	1,187,560
Quality Systems, Inc.	27,239	451,350
Synchronoss Technologies, Inc. (a)(b)	57,599	2,634,002
Take-Two Interactive Software, Inc. (a)(b)	132,307	3,647,704
Tangoe, Inc. (a)(b)	24,463	307,744
VASCO Data Security International, Inc. (a)(b)	46,383	1,400,303

		21,751,955

SPECIALTY RETAIL — 3.3%
Buckle, Inc. (b)	22,143	1,013,485
Caleres, Inc.	29,637	941,864
Cato Corp. (Class A)	20,086	778,533
Christopher & Banks Corp. (a)	25,211	101,096
Finish Line, Inc. (Class A)	36,351	1,011,285
Francesca’s Holdings Corp. (a)(b)	66,821	900,079
Group 1 Automotive, Inc.	16,224	1,473,626

See accompanying notes to financial statements.

274

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Hibbett Sports, Inc. (a)(b)	17,177	$800,105
Lithia Motors, Inc. (Class A)	18,678	2,113,602
Lumber Liquidators Holdings, Inc. (a)(b)	22,235	460,487
MarineMax, Inc. (a)	21,448	504,242
Monro Muffler Brake, Inc. (b)	30,031	1,866,727
Outerwall, Inc. (b)	28,620	2,178,268
Select Comfort Corp. (a)	81,959	2,464,507
Vitamin Shoppe, Inc. (a)	21,277	792,994
Zumiez, Inc. (a)(b)	33,020	879,323

		18,280,223

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Electronics for Imaging, Inc. (a)	73,358	3,191,806
Super Micro Computer, Inc. (a)(b)	55,541	1,642,903

		4,834,709

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
G-III Apparel Group, Ltd. (a)	59,772	4,204,960
Iconix Brand Group, Inc. (a)(b)	74,959	1,871,726
Oxford Industries, Inc.	11,134	973,668
Steven Madden, Ltd. (a)	54,252	2,320,901
Wolverine World Wide, Inc. (b)	161,376	4,595,989

		13,967,244

THRIFTS & MORTGAGE FINANCE — 0.8%
Bank Mutual Corp.	68,216	523,217
BofI Holding, Inc. (a)(b)	21,174	2,238,303
Brookline Bancorp, Inc.	53,818	607,605
Oritani Financial Corp.	29,763	477,696
Walker & Dunlop, Inc. (a)	22,858	611,223

		4,458,044

WATER UTILITIES — 0.2%
American States Water Co.	36,307	1,357,519

TOTAL COMMON STOCKS —
(Cost $471,048,672)		557,693,583

SHORT TERM INVESTMENTS — 15.2%
MONEY MARKET FUNDS — 15.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	84,921,484	84,921,484
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	42,780	42,780

TOTAL SHORT TERM INVESTMENTS —
(Cost $84,964,264)		84,964,264

TOTAL INVESTMENTS — 114.8% (f)
(Cost $556,012,936)		642,657,847
OTHER ASSETS & LIABILITIES — (14.8)%		(82,633,781)

NET ASSETS — 100.0%		$560,024,066

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

275

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	38,733	$1,234,421
Aerojet Rocketdyne Holdings, Inc. (a)(b)	38,801	799,688
Aerovironment, Inc. (a)(b)	22,938	598,223
American Science & Engineering, Inc. (b)	8,136	356,438
Cubic Corp.	24,960	1,187,597
Engility Holdings, Inc.	20,148	506,924
Moog, Inc. (Class A) (a)	25,285	1,787,144
National Presto Industries, Inc. (b)	5,591	449,069

		6,919,504

AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	28,333	1,557,182
Echo Global Logistics, Inc. (a)	8,461	276,336
HUB Group, Inc. (Class A) (a)	39,267	1,584,031
UTI Worldwide, Inc. (a)(b)	104,098	1,039,939

		4,457,488

AIRLINES — 0.5%
Hawaiian Holdings, Inc. (a)	32,064	761,520
Republic Airways Holdings, Inc. (a)	43,038	395,089
SkyWest, Inc.	58,274	876,441

		2,033,050

AUTO COMPONENTS — 0.6%
Dorman Products, Inc. (a)(b)	11,967	570,347
Drew Industries, Inc.	11,422	662,705
Standard Motor Products, Inc.	23,891	839,052
Superior Industries International, Inc.	27,020	494,736

		2,566,840

BANKS — 10.4%
Banner Corp.	11,833	567,156
BBCN Bancorp, Inc.	90,092	1,332,461
Cardinal Financial Corp.	18,749	408,541
Central Pacific Financial Corp.	30,349	720,789
City Holding Co. (b)	17,466	860,201
Columbia Banking System, Inc.	33,997	1,106,262
Community Bank System, Inc. (b)	46,880	1,770,658
CVB Financial Corp. (b)	58,957	1,038,233
F.N.B. Corp. (b)	197,929	2,834,343
First BanCorp- Puerto Rico (a)	119,477	575,879
First Commonwealth Financial Corp.	59,032	566,117
First Financial Bancorp	69,830	1,252,750
First Financial Bankshares, Inc. (b)	31,935	1,106,228
Hanmi Financial Corp.	36,224	899,804
Independent Bank Corp.-Massachusetts	18,422	863,808
LegacyTexas Financial Group, Inc.	23,212	701,002
MB Financial, Inc.	1	10
National Penn Bancshares, Inc.	158,910	1,792,505
NBT Bancorp, Inc. (b)	50,561	1,323,181
OFG Bancorp	51,107	545,312
Old National Bancorp	120,697	1,745,279
S&T Bancorp, Inc.	32,622	965,285
Simmons First National Corp.	7,746	361,583
Southside Bancshares, Inc.	13,548	396,008
Sterling Bancorp	103,232	1,517,510
Susquehanna Bancshares, Inc.	207,202	2,925,692
Talmer Bancorp, Inc. (Class A)	28,483	477,090
Texas Capital Bancshares, Inc. (a)	16,784	1,044,636
Tompkins Financial Corp.	13,467	723,447
UMB Financial Corp. (b)	46,325	2,641,452
United Bankshares, Inc. (b)	43,450	1,747,994
United Community Banks, Inc.	51,130	1,067,083
Westamerica Bancorp. (b)	17,740	898,531
Wilshire Bancorp, Inc.	80,734	1,019,670
Wintrust Financial Corp.	53,930	2,878,783

		40,675,283

BIOTECHNOLOGY — 0.5%
Acorda Therapeutics, Inc. (a)	18,304	610,072
Emergent Biosolutions, Inc. (a)	10,610	349,599
Momenta Pharmaceuticals, Inc. (a)	35,539	810,645
Spectrum Pharmaceuticals, Inc. (a)(b)	39,144	267,745

		2,038,061

BUILDING PRODUCTS — 1.2%
American Woodmark Corp. (a)	4,727	259,276
Gibraltar Industries, Inc. (a)	33,184	675,958
Griffon Corp.	46,650	742,668
Quanex Building Products Corp.	38,828	832,084
Simpson Manufacturing Co., Inc.	26,231	891,854
Universal Forest Products, Inc.	22,899	1,191,435

		4,593,275

CAPITAL MARKETS — 1.9%
Calamos Asset Management, Inc. (Class A)	19,201	235,212
Evercore Partners, Inc. (Class A)	19,618	1,058,587
Financial Engines, Inc. (b)	23,208	985,876
Greenhill & Co., Inc. (b)	15,188	627,720
Interactive Brokers Group, Inc. (Class A)	66,436	2,761,080
Investment Technology Group, Inc.	39,131	970,449
Piper Jaffray Co., Inc. (a)	8,543	372,817
Virtus Investment Partners, Inc. (b)	2,966	392,253

		7,403,994

CHEMICALS — 3.3%
A. Schulman, Inc.	33,356	1,458,324
American Vanguard Corp. (b)	29,013	400,379
Calgon Carbon Corp.	33,524	649,695
FutureFuel Corp.	25,534	328,623
H.B. Fuller Co.	33,650	1,366,863
Hawkins, Inc.	11,072	447,198
Innophos Holdings, Inc.	13,121	690,690
Intrepid Potash, Inc. (a)(b)	64,450	769,533
Koppers Holdings, Inc.	23,480	580,426
Kraton Performance Polymers, Inc. (a)	36,087	861,758
LSB Industries, Inc. (a)	22,005	898,684
OM Group, Inc.	34,282	1,151,875
Quaker Chemical Corp.	8,673	770,509
Rayonier Advanced Materials, Inc. (b)	48,812	793,683
Stepan Co.	21,940	1,187,174
Tredegar Corp.	28,994	641,057

		12,996,471

COMMERCIAL SERVICES & SUPPLIES — 3.8%
ABM Industries, Inc.	60,163	1,977,558

See accompanying notes to financial statements.

276

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Brady Corp. (Class A)	54,065	$1,337,568
Brink’s Co.	55,772	1,641,370
Essendant, Inc.	44,001	1,727,039
G & K Services, Inc. (Class A)	11,664	806,449
Interface, Inc.	74,973	1,878,074
Matthews International Corp. (Class A)	17,423	925,858
Mobile Mini, Inc. (b)	25,116	1,055,877
Tetra Tech, Inc.	68,351	1,752,519
UniFirst Corp.	9,394	1,050,719
Viad Corp.	22,945	622,039

		14,775,070

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	61,262	995,508
Black Box Corp.	18,123	362,460
CalAmp Corp. (a)	14,447	263,802
Comtech Telecommunications Corp.	9,998	290,442
Digi International, Inc. (a)	28,479	271,974
Harmonic, Inc. (a)	100,913	689,236
Ixia (a)	43,405	539,958
Netgear, Inc. (a)	39,927	1,198,609

		4,611,989

CONSTRUCTION & ENGINEERING — 1.8%
Aegion Corp. (a)	42,815	810,916
Comfort Systems USA, Inc.	42,170	967,802
Dycom Industries, Inc. (a)	18,082	1,064,126
EMCOR Group, Inc.	71,247	3,403,469
MYR Group, Inc. (a)	17,600	544,896
Orion Marine Group, Inc. (a)	17,314	125,007

		6,916,216

CONSUMER FINANCE — 0.8%
Cash America International, Inc. (b)	31,427	823,073
Encore Capital Group, Inc. (a)(b)	12,096	516,983
Ezcorp, Inc. (Class A) (a)(b)	55,848	414,951
First Cash Financial Services, Inc. (a)	11,977	546,032
Green Dot Corp. (Class A) (a)	27,744	530,465
World Acceptance Corp. (a)(b)	4,320	265,723

		3,097,227

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	28,452	540,588

DISTRIBUTORS — 0.1%
VOXX International Corp. (a)	23,895	197,851

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)	11,473	295,086
Capella Education Co. (b)	5,069	272,053
Career Education Corp. (a)	68,590	226,347
Regis Corp. (a)	51,183	806,644
Universal Technical Institute, Inc.	24,028	206,641

		1,806,771

DIVERSIFIED FINANCIAL SERVICES — 0.3%
MarketAxess Holdings, Inc.	14,081	1,306,294

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)	56,296	504,412
Atlantic Tele-Network, Inc.	11,642	804,229
Cincinnati Bell, Inc. (a)	100,637	384,433
Iridium Communications, Inc. (a)(b)	58,576	532,456
Lumos Networks Corp.	23,430	346,530

		2,572,060

ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	50,965	2,364,267
El Paso Electric Co.	45,988	1,593,944
UIL Holdings Corp.	64,721	2,965,516

		6,923,727

ELECTRICAL EQUIPMENT — 1.7%
Encore Wire Corp.	21,320	944,263
EnerSys (b)	50,546	3,552,878
Franklin Electric Co., Inc. (b)	24,879	804,338
General Cable Corp. (b)	55,225	1,089,589
Powell Industries, Inc.	10,563	371,501
Vicor Corp. (a)	9,798	119,438

		6,882,007

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
Agilysys, Inc. (a)	9,725	89,275
Anixter International, Inc. (a)	31,402	2,045,840
Badger Meter, Inc. (b)	5,669	359,925
Benchmark Electronics, Inc. (a)	59,370	1,293,079
Checkpoint Systems, Inc.	47,866	487,276
Coherent, Inc. (a)	27,318	1,734,147
CTS Corp.	38,344	738,889
Daktronics, Inc.	44,930	532,870
Electro Scientific Industries, Inc.	22,457	118,348
Fabrinet (a)	33,946	635,808
FARO Technologies, Inc. (a)(b)	7,528	351,558
II-VI, Inc. (a)	59,513	1,129,557
Insight Enterprises, Inc. (a)	43,836	1,311,135
Itron, Inc. (a)	43,800	1,508,472
Littelfuse, Inc.	9,437	895,477
Mercury Computer Systems, Inc. (a)	36,922	540,538
MTS Systems Corp.	8,138	561,115
Newport Corp. (a)	45,579	864,178
OSI Systems, Inc. (a)	11,022	780,247
Park Electrochemical Corp.	13,411	256,955
Plexus Corp. (a)	38,126	1,672,969
Rofin-Sinar Technologies, Inc. (a)	31,757	876,493
Rogers Corp. (a)	10,932	723,042
Sanmina Corp. (a)	94,799	1,911,148
Scansource, Inc. (a)	32,398	1,233,068
SYNNEX Corp. (b)	31,814	2,328,467
TTM Technologies, Inc. (a)	71,893	718,211

		25,698,087

ENERGY EQUIPMENT & SERVICES — 3.1%
Basic Energy Services, Inc. (a)(b)	39,946	301,592
Bristow Group, Inc.	39,969	2,130,348
CARBO Ceramics, Inc. (b)	22,278	927,433
Era Group, Inc. (a)	11,735	240,333
Exterran Holdings, Inc.	78,808	2,573,081
Geospace Technologies Corp. (a)(b)	15,059	347,110
Gulf Island Fabrication, Inc.	15,250	170,343
Gulfmark Offshore, Inc. (Class A) (b)	28,865	334,834
Hornbeck Offshore Services, Inc. (a)(b)	36,272	744,664

See accompanying notes to financial statements.

277

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

ION Geophysical Corp. (a)(b)	146,662	$156,928
Matrix Service Co. (a)	30,391	555,547
Newpark Resources, Inc. (a)	96,177	781,919
Pioneer Energy Services Corp. (a)	73,119	463,574
SEACOR Holdings, Inc. (a)(b)	19,647	1,393,758
Tesco Corp.	41,325	450,443
Tetra Technologies, Inc. (a)	91,128	581,397

		12,153,304

FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	30,607	1,193,673
SpartanNash Co.	43,309	1,409,275

		2,602,948

FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	31,149	888,681
Darling Ingredients, Inc. (a)	187,747	2,752,371
Diamond Foods, Inc. (a)	15,769	494,831
Sanderson Farms, Inc. (b)	10,268	771,743
Seneca Foods Corp. (Class A) (a)	7,482	207,775

		5,115,401

GAS UTILITIES — 3.0%
Laclede Group, Inc. (b)	49,214	2,562,081
New Jersey Resources Corp.	50,419	1,389,044
Northwest Natural Gas Co. (b)	31,358	1,322,680
Piedmont Natural Gas Co., Inc.	48,926	1,727,577
South Jersey Industries, Inc.	77,391	1,913,879
Southwest Gas Corp.	53,247	2,833,273

		11,748,534

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Analogic Corp.	14,296	1,127,954
AngioDynamics, Inc. (a)	29,319	480,832
CONMED Corp.	17,989	1,048,219
CryoLife, Inc.	14,086	158,890
Cyberonics, Inc. (a)	11,722	696,990
Greatbatch, Inc. (a)	11,125	599,860
Haemonetics Corp. (a)	29,808	1,232,859
ICU Medical, Inc. (a)	6,061	579,795
Integra LifeSciences Holdings Corp. (a)	14,879	1,002,398
Invacare Corp.	33,130	716,602
Masimo Corp. (a)	21,853	846,585
Meridian Bioscience, Inc. (b)	26,269	489,654
Merit Medical Systems, Inc. (a)	49,756	1,071,744
Neogen Corp. (a)	15,675	743,622
NuVasive, Inc. (a)	22,446	1,063,492
SurModics, Inc. (a)	6,050	141,691
Vascular Solutions, Inc. (a)	4,416	153,324
West Pharmaceutical Services, Inc.	33,460	1,943,357

		14,097,868

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aceto Corp.	16,542	407,429
Air Methods Corp. (a)(b)	17,342	716,918
Almost Family, Inc. (a)	8,859	353,563
Amedisys, Inc. (a)(b)	19,317	767,464
AmSurg Corp. (a)(b)	21,048	1,472,308
Bio-Reference Laboratories, Inc. (a)	12,687	523,339
Corvel Corp. (a)	5,178	165,800
Cross Country Healthcare, Inc. (a)	16,888	214,140
Hanger, Inc. (a)	40,408	947,164
HealthEquity, Inc. (a)	15,618	500,557
Healthways, Inc. (a)	40,503	485,226
IPC Healthcare, Inc. (a)	19,655	1,088,690
Kindred Healthcare, Inc.	95,766	1,943,092
Landauer, Inc. (b)	5,209	185,649
LHC Group, Inc. (a)	13,855	529,954
Magellan Health, Inc. (a)	31,016	2,173,291
PharMerica Corp. (a)	34,365	1,144,354
Providence Service Corp. (a)	6,308	279,318
Select Medical Holdings Corp.	49,523	802,273

		14,700,529

HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs and Systems, Inc. (b)	4,942	264,002
MedAssets, Inc. (a)	30,369	669,940
Medidata Solutions, Inc. (a)	24,100	1,309,112

		2,243,054

HOTELS, RESTAURANTS & LEISURE — 2.2%
Biglari Holdings, Inc. (a)	1,963	812,191
Bob Evans Farms, Inc.	15,931	813,278
Boyd Gaming Corp. (a)	89,937	1,344,558
Cracker Barrel Old Country Store, Inc. (b)	11,301	1,685,657
DineEquity, Inc.	8,959	887,747
Interval Leisure Group, Inc. (b)	21,249	485,540
Marcus Corp.	20,992	402,627
Monarch Casino & Resort, Inc. (a)	6,304	129,610
Red Robin Gourmet Burgers, Inc. (a)	15,953	1,369,086
Ruby Tuesday, Inc. (a)	70,891	444,487
Ruth’s Hospitality Group, Inc.	22,196	357,799

		8,732,580

HOUSEHOLD DURABLES — 0.9%
Ethan Allen Interiors, Inc. (b)	29,790	784,669
iRobot Corp. (a)(b)	15,898	506,828
La-Z-Boy, Inc.	57,997	1,527,641
M/I Homes, Inc. (a)	28,037	691,673

		3,510,811

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (Class A) (a)	49,039	559,535
WD-40 Co.	5,804	505,877

		1,065,412

INSURANCE — 4.1%
American Equity Investment Life Holding Co.	47,110	1,271,028
AMERISAFE, Inc.	10,602	498,930
eHealth, Inc. (a)	10,616	134,717
Employers Holdings, Inc.	35,962	819,214
Horace Mann Educators Corp.	46,632	1,696,472
Infinity Property & Casualty Corp.	13,134	996,083
Meadowbrook Insurance Group, Inc.	54,460	468,356
Montpelier Re Holdings, Ltd.	19,286	761,797
Navigators Group, Inc. (a)	12,594	976,791
ProAssurance Corp.	62,529	2,889,465

See accompanying notes to financial statements.

278

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

RLI Corp. (b)	24,380	$1,252,888
Safety Insurance Group, Inc.	14,566	840,604
Selective Insurance Group, Inc.	65,306	1,831,833
Stewart Information Services Corp.	25,345	1,008,731
United Fire Group, Inc.	24,068	788,468
United Insurance Holdings Corp. (b)	5,387	83,714

		16,319,091

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	6,488	197,170
FTD Cos., Inc. (a)(b)	8,448	238,149
NutriSystem, Inc.	17,607	438,062
PetMed Express, Inc. (b)	23,166	400,077

		1,273,458

INTERNET SOFTWARE & SERVICES — 0.7%
Blucora, Inc. (a)	46,916	757,693
Liquidity Services, Inc. (a)(b)	28,094	270,545
LivePerson, Inc. (a)	19,429	190,599
Monster Worldwide, Inc. (a)(b)	103,732	678,407
NIC, Inc.	25,691	469,631
QuinStreet, Inc. (a)	28,559	184,206
XO Group, Inc. (a)	12,462	203,754

		2,754,835

IT SERVICES — 2.0%
CACI International, Inc. (Class A) (a)	27,483	2,223,100
CIBER, Inc. (a)	83,445	287,885
CSG Systems International, Inc. (b)	36,993	1,171,198
ExlService Holdings, Inc. (a)	13,853	479,037
Forrester Research, Inc.	4,464	160,793
Heartland Payment Systems, Inc.	13,196	713,244
ManTech International Corp. (Class A)	26,578	770,762
Perficient, Inc. (a)	20,690	398,076
Sykes Enterprises, Inc. (a)	44,624	1,082,132
TeleTech Holdings, Inc.	20,111	544,606

		7,830,833

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	14,813	491,939
Callaway Golf Co. (b)	87,886	785,701
Sturm Ruger & Co, Inc. (b)	10,535	605,236

		1,882,876

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Luminex Corp. (a)	18,317	316,151

MACHINERY — 4.1%
Actuant Corp. (Class A)	67,443	1,557,259
Albany International Corp. (Class A)	18,774	747,205
Astec Industries, Inc.	21,540	900,803
Barnes Group, Inc.	55,995	2,183,245
Briggs & Stratton Corp. (b)	50,363	969,991
CIRCOR International, Inc.	19,629	1,070,369
EnPro Industries, Inc.	13,367	764,860
ESCO Technologies, Inc.	17,140	641,207
Federal Signal Corp.	35,074	522,953
Harsco Corp.	91,200	1,504,800
John Bean Technologies Corp.	18,999	714,173
Lindsay Corp. (b)	5,236	460,297
Mueller Industries, Inc.	37,399	1,298,493
Standex International Corp.	5,213	416,675
Tennant Co.	9,679	632,426
Titan International, Inc. (b)	61,429	659,748
Watts Water Technologies, Inc. (Class A)	17,871	926,611

		15,971,115

MEDIA — 0.7%
Gannett Co., Inc. (a)	82,315	1,151,587
Harte-Hanks, Inc.	50,190	299,132
Scholastic Corp.	30,466	1,344,465
Sizmek, Inc. (a)	24,625	174,837

		2,970,021

METALS & MINING — 2.0%
A.M. Castle & Co. (a)(b)	19,581	120,815
AK Steel Holding Corp. (a)(b)	200,210	774,813
Globe Specialty Metals, Inc.	38,185	675,875
Haynes International, Inc.	14,139	697,335
Kaiser Aluminum Corp. (b)	19,672	1,634,350
Materion Corp.	23,054	812,653
Olympic Steel, Inc.	10,280	179,283
RTI International Metals, Inc. (a)(b)	34,792	1,096,644
Stillwater Mining Co. (a)(b)	77,990	903,904
SunCoke Energy, Inc.	74,637	970,281

		7,865,953

MULTI-UTILITIES — 0.9%
Avista Corp. (b)	65,766	2,015,728
NorthWestern Corp. (b)	27,688	1,349,790

		3,365,518

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	39,269	757,499

OIL, GAS & CONSUMABLE FUELS — 1.9%
Approach Resources, Inc. (a)(b)	22,130	151,591
Arch Coal, Inc. (a)(b)	249,999	85,000
Bill Barrett Corp. (a)(b)	56,889	488,677
Bonanza Creek Energy, Inc. (a)	18,526	338,099
Cloud Peak Energy, Inc. (a)(b)	69,903	325,748
Comstock Resources, Inc. (b)	52,334	174,272
Contango Oil & Gas Co. (a)(b)	18,161	222,835
Green Plains, Inc.	39,024	1,075,111
Northern Oil and Gas, Inc. (a)(b)	65,650	444,450
PDC Energy, Inc. (a)	45,523	2,441,854
Penn Virginia Corp. (a)(b)	81,885	358,656
Rex Energy Corp. (a)(b)	55,905	312,509
Stone Energy Corp. (a)	64,429	811,161
Swift Energy Co. (a)(b)	49,223	99,923

		7,329,886

PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co. (a)	22,701	832,673
Clearwater Paper Corp. (a)	12,041	689,949
P.H. Glatfelter Co.	49,768	1,094,398
Schweitzer-Mauduit International, Inc.	34,505	1,376,059
Wausau Paper Corp. (b)	37,814	347,133

		4,340,212

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	19,504	661,771

See accompanying notes to financial statements.

279

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Medifast, Inc. (a)	5,797	$187,359

		849,130

PHARMACEUTICALS — 0.4%
ANI Pharmaceuticals, Inc. (a)(b)	2,991	185,591
Medicines Co. (a)	43,467	1,243,591

		1,429,182

PROFESSIONAL SERVICES — 2.0%
CDI Corp.	17,084	222,092
Exponent, Inc.	11,475	513,851
Heidrick & Struggles International, Inc.	19,195	500,606
Insperity, Inc.	26,069	1,326,912
Kelly Services, Inc. (Class A)	34,096	523,374
Korn/Ferry International	30,161	1,048,698
Navigant Consulting, Inc. (a)	55,466	824,779
Resources Connection, Inc.	43,568	701,009
TrueBlue, Inc. (a)	47,533	1,421,237
WageWorks, Inc. (a)	19,010	768,954

		7,851,512

REAL ESTATE INVESTMENT TRUSTS — 3.9%
Acadia Realty Trust	30,012	873,649
Agree Realty Corp.	9,706	283,124
Capstead Mortgage Corp. (b)	108,344	1,202,618
Cedar Realty Trust, Inc.	26,239	167,930
EastGroup Properties, Inc.	13,043	733,408
EPR Properties (b)	30,500	1,670,790
Franklin Street Properties Corp.	52,042	588,595
Geo Group, Inc.	37,653	1,286,226
Getty Realty Corp.	29,826	487,953
Government Properties Income Trust (b)	79,701	1,478,454
Kite Realty Group Trust	94,929	2,322,913
Lexington Realty Trust (b)	93,083	789,344
LTC Properties, Inc.	15,842	659,027
Parkway Properties, Inc.	42,454	740,398
Pennsylvania Real Estate Investment Trust	29,923	638,557
PS Business Parks, Inc.	8,684	626,551
Summit Hotel Properties, Inc.	47,208	614,176
Urstadt Biddle Properties, Inc. (Class A)	12,630	235,928

		15,399,641

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	38,552	507,344

ROAD & RAIL — 0.4%
Celadon Group, Inc.	31,209	645,402
Roadrunner Transportation Systems, Inc. (a)	31,358	809,037

		1,454,439

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Energy Industries, Inc. (a)	43,466	1,194,880
Brooks Automation, Inc.	76,067	870,967
Cabot Microelectronics Corp. (a)	14,718	693,365
CEVA, Inc. (a)	12,069	234,501
Cirrus Logic, Inc. (a)	29,394	1,000,278
Cohu, Inc.	28,785	380,825
Diodes, Inc. (a)	15,571	375,417
DSP Group, Inc. (a)	11,496	118,754
Exar Corp. (a)	30,251	295,855
Kopin Corp. (a)(b)	41,160	142,002
Kulicke & Soffa Industries, Inc. (a)	88,169	1,032,459
Micrel, Inc.	18,471	256,747
Microsemi Corp. (a)	43,138	1,507,673
MKS Instruments, Inc.	34,246	1,299,293
Nanometrics, Inc. (a)	17,241	277,925
Pericom Semiconductor Corp.	10,231	134,538
Power Integrations, Inc.	16,254	734,356
Rudolph Technologies, Inc. (a)	37,023	444,646
Semtech Corp. (a)	37,800	750,330
Ultratech, Inc. (a)(b)	21,601	400,914
Veeco Instruments, Inc. (a)	25,362	728,904

		12,874,629

SOFTWARE — 1.0%
Bottomline Technologies, Inc. (a)	23,200	645,192
Ebix, Inc. (b)	17,254	562,653
EPIQ Systems, Inc.	15,079	254,533
Interactive Intelligence Group (a)(b)	9,066	403,165
Monotype Imaging Holdings, Inc.	17,439	420,454
Progress Software Corp. (a)	25,583	703,532
Quality Systems, Inc.	30,780	510,025
Tangoe, Inc. (a)(b)	24,120	303,430

		3,802,984

SPECIALTY RETAIL — 5.2%
Barnes & Noble, Inc. (a)(b)	51,480	1,336,421
Big 5 Sporting Goods Corp.	21,540	306,083
Buckle, Inc. (b)	15,932	729,208
Caleres, Inc.	28,071	892,096
Cato Corp. (Class A)	14,398	558,066
Children’s Place, Inc.	23,599	1,543,611
Christopher & Banks Corp. (a)	22,815	91,488
Finish Line, Inc. (Class A)	26,770	744,741
Genesco, Inc. (a)	27,286	1,801,695
Group 1 Automotive, Inc.	12,441	1,130,016
Haverty Furniture Cos., Inc.	23,658	511,486
Hibbett Sports, Inc. (a)	15,703	731,446
Kirkland’s, Inc.	17,023	474,431
Lithia Motors, Inc. (Class A)	12,485	1,412,803
Lumber Liquidators Holdings, Inc. (a)(b)	14,408	298,390
MarineMax, Inc. (a)	12,851	302,127
Men’s Wearhouse, Inc.	52,164	3,342,147
Monro Muffler Brake, Inc. (b)	14,265	886,712
Pep Boys-Manny, Moe & Jack (a)	61,248	751,513
Sonic Automotive, Inc. (Class A)	38,108	908,114
Stage Stores, Inc.	36,413	638,320
Stein Mart, Inc.	33,002	345,531
Vitamin Shoppe, Inc. (a)(b)	18,712	697,396

		20,433,841

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
QLogic Corp. (a)	100,189	1,421,682

See accompanying notes to financial statements.

280

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Crocs, Inc. (a)(b)	87,069	$1,280,785
Movado Group, Inc.	19,597	532,255
Oxford Industries, Inc.	8,333	728,721
Perry Ellis International, Inc. (a)	13,810	328,264
Steven Madden, Ltd. (a)	24,549	1,050,206
Unifi, Inc. (a)	16,725	560,287

		4,480,518

THRIFTS & MORTGAGE FINANCE — 1.6%
Astoria Financial Corp.	100,727	1,389,025
Brookline Bancorp, Inc.	40,790	460,519
Dime Community Bancshares	34,574	585,684
Northwest Bancshares, Inc.	108,643	1,392,803
Oritani Financial Corp.	20,463	328,431
Provident Financial Services, Inc.	61,183	1,161,865
TrustCo Bank Corp. NY (b)	108,675	763,985
Walker & Dunlop, Inc. (a)	13,117	350,749

		6,433,061

TOBACCO — 0.4%
Universal Corp. (b)	25,977	1,489,002

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	45,542	1,805,740
DXP Enterprises, Inc. (a)	14,694	683,271
Kaman Corp. (b)	30,787	1,291,207
Veritiv Corp. (a)	9,377	341,885

		4,122,103

WATER UTILITIES — 0.2%
American States Water Co.	17,085	638,808

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	24,824	418,036

TOTAL COMMON STOCKS —
(Cost $366,724,291)		391,565,654

SHORT TERM INVESTMENTS — 12.9%
MONEY MARKET FUNDS — 12.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	50,447,101	50,447,101
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	281,041	281,041

TOTAL SHORT TERM INVESTMENTS —
(Cost $50,728,142)		50,728,142

TOTAL INVESTMENTS — 112.7% (f)
(Cost $417,452,433)		442,293,796
OTHER ASSETS & LIABILITIES — (12.7)%		(49,716,279)

NET ASSETS — 100.0%		$392,577,517

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

281

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.0%
BHP Billiton, Ltd.	22,916	$476,438
National Australia Bank, Ltd.	23,932	612,709

		1,089,147

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,646	796,035

BRAZIL — 1.0%
Cia Energetica de Minas Gerais Preference Shares	103,302	394,399
Petroleo Brasileiro SA Preference Shares (a)	1,500	6,137
Petroleo Brasileiro SA Preference Shares ADR (a)	41,897	341,880
Vale SA Preference Shares	68,177	341,939

		1,084,355

CANADA — 1.5%
Canadian Oil Sands, Ltd.	38,234	309,314
Potash Corp. of Saskatchewan, Inc.	21,561	668,012
Royal Bank of Canada (b)	9,998	611,676

		1,589,002

CHINA — 3.6%
China Construction Bank Corp. (Class H)	990,461	904,536
China Petroleum & Chemical Corp. (Class H)	728,744	628,864
Industrial & Commercial Bank of China, Ltd. (Class H)	1,113,016	884,377
PetroChina Co., Ltd. (Class H)	545,431	608,571
Tencent Holdings, Ltd.	41,700	832,112

		3,858,460

DENMARK — 0.8%
Vestas Wind Systems A/S	17,968	896,347

FINLAND — 0.7%
Sampo Oyj (Class A)	15,317	721,047

FRANCE — 4.8%
BNP Paribas SA	10,612	640,264
Carrefour SA	22,248	711,932
Compagnie de Saint-Gobain	15,243	683,935
GDF Suez	29,414	545,344
LVMH Moet Hennessy Louis Vuitton SE	4,205	736,281
Societe Generale SA	13,681	638,240
Total SA	11,391	552,984
Vinci SA	12,432	718,628

		5,227,608

GERMANY — 4.2%
Allianz SE	4,280	666,198
BASF SE	7,390	648,999
Daimler AG	9,060	824,127
Deutsche Bank AG	21,042	631,843
E.ON SE	39,566	526,809
SAP SE	9,563	667,009
Siemens AG	5,864	590,317

		4,555,302

HONG KONG — 1.4%
China Mobile, Ltd.	57,521	736,397
CLP Holdings, Ltd.	87,834	746,627

		1,483,024

INDIA — 1.3%
Infosys, Ltd. ADR (b)	47,178	747,771
Reliance Industries, Ltd.	7,452	117,034
Reliance Industries, Ltd. GDR (c)	17,878	556,900

		1,421,705

IRELAND — 0.8%
Medtronic PLC	11,299	837,256

ITALY — 1.1%
Assicurazioni Generali SpA	35,105	632,082
UniCredit SpA	92,410	620,353

		1,252,435

JAPAN — 10.8%
Bridgestone Corp. (b)	21,449	793,612
Canon, Inc. (b)	22,621	736,225
Honda Motor Co., Ltd.	21,475	695,242
Komatsu, Ltd.	31,403	630,549
Mitsubishi Corp.	35,389	778,549
Mitsubishi UFJ Financial Group, Inc.	128,147	921,372
Mitsui & Co., Ltd.	45,751	621,592
Mizuho Financial Group, Inc.	390,141	844,910
Nippon Steel & Sumitomo Metal Corp.	270,961	702,840
Panasonic Corp.	60,744	834,724
Seven & i Holdings Co., Ltd.	19,496	838,058
Softbank Corp.	9,500	559,682
Sony Corp. (a)	37,262	1,054,079
Takeda Pharmaceutical Co., Ltd.	16,509	797,489
Toyota Motor Corp.	12,574	842,925

		11,651,848

LUXEMBOURG — 0.5%
ArcelorMittal (b)	51,537	501,471

MEXICO — 0.6%
America Movil SAB de CV (Series L)	573,184	612,248

PORTUGAL — 0.6%
EDP — Energias de Portugal SA	167,955	637,196

RUSSIA — 0.5%
Gazprom OAO ADR	101,939	524,986

SOUTH AFRICA — 0.6%
MTN Group, Ltd.	32,405	610,710

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	1,265	721,683

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	59,941	587,185
Banco Santander SA	75,158	524,554
Telefonica SA	48,465	688,496

		1,800,235

SWEDEN — 0.5%
Telefonaktiebolaget LM Ericsson (Class B)	57,882	599,224

SWITZERLAND — 4.2%
ABB, Ltd. (a)	32,255	675,783

See accompanying notes to financial statements.

282

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Credit Suisse Group AG (a)	27,284	$750,306
Nestle SA	9,710	701,327
Novartis AG	7,875	776,503
Roche Holding AG	2,503	701,713
UBS Group AG (a)	41,884	888,727

		4,494,359

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,033	795,599

UNITED KINGDOM — 6.4%
Anglo American PLC	30,625	442,386
AstraZeneca PLC	10,049	635,166
BAE Systems PLC	98,999	702,499
BP PLC	96,647	638,615
GlaxoSmithKline PLC	31,510	655,375
HSBC Holdings PLC	68,668	615,675
National Grid PLC	50,940	654,686
Rio Tinto PLC	14,169	582,493
Royal Dutch Shell PLC (Class A)	18,867	533,318
Tesco PLC	199,944	668,368
Vodafone Group PLC	223,073	806,376

		6,934,957

UNITED STATES — 48.8%
3M Co. (b)	5,152	794,954
Abbott Laboratories	17,399	853,943
Alcoa, Inc. (b)	44,348	494,480
Amazon.com, Inc. (a)	2,227	966,718
American Express Co.	8,465	657,900
Amgen, Inc.	5,305	814,424
Apple, Inc.	7,294	914,850
AT&T, Inc. (b)	21,460	762,259
Bank of America Corp.	44,201	752,301
Bank of New York Mellon Corp.	18,525	777,494
Baxter International, Inc. (b)	9,905	692,657
Berkshire Hathaway, Inc. (Class B) (a)	5,405	735,675
Boeing Co. (b)	5,775	801,108
Carnival Corp.	18,909	933,916
Caterpillar, Inc.	7,045	597,557
Chevron Corp.	6,061	584,705
Cisco Systems, Inc.	29,367	806,418
Coca-Cola Co.	17,854	700,412
Colgate-Palmolive Co.	11,488	751,430
ConocoPhillips	9,383	576,210
CVS Health Corp.	9,215	966,469
Deere & Co. (b)	9,000	873,450
Duke Energy Corp.	10,096	712,980
E. I. du Pont de Nemours & Co.	11,414	729,925
eBay, Inc. (a)	14,214	856,251
Express Scripts Holding Co. (a)(b)	10,020	891,179
Exxon Mobil Corp.	7,699	640,557
Facebook, Inc. (Class A) (a)	9,562	820,085
FedEx Corp.	4,846	825,758
Freeport-McMoRan, Inc.	21,566	401,559
General Electric Co.	28,506	757,404
Gilead Sciences, Inc.	7,180	840,634
Goldman Sachs Group, Inc.	4,028	841,006
Google, Inc. (Class A) (a)	637	344,006
Google, Inc. (Class C) (a)	637	331,565
Hewlett-Packard Co.	20,178	605,542
Home Depot, Inc.	8,300	922,379
Honeywell International, Inc.	7,855	800,974
Intel Corp. (b)	21,378	650,212
International Business Machines Corp.	3,899	634,211
Johnson & Johnson	7,067	688,750
JPMorgan Chase & Co. (b)	12,342	836,294
McDonald’s Corp.	7,912	752,194
Merck & Co., Inc.	12,368	704,110
Microsoft Corp.	15,800	697,570
Mondelez International, Inc. (Class A)	20,880	859,003
Monsanto Co.	6,509	693,794
NASDAQ OMX Group, Inc. (b)	16,835	821,716
NIKE, Inc. (Class B)	8,993	971,424
Pfizer, Inc.	25,128	842,542
Philip Morris International, Inc.	8,845	709,104
Priceline Group, Inc. (a)	635	731,120
Procter & Gamble Co.	8,855	692,815
QUALCOMM, Inc.	9,771	611,958
Schlumberger, Ltd.	7,239	623,929
Southwest Airlines Co.	21,836	722,553
Starbucks Corp.	19,508	1,045,921
Time Warner, Inc.	9,674	845,604
Travelers Cos., Inc.	8,050	778,113
Twenty-First Century Fox, Inc. (Class A)	21,037	684,649
Union Pacific Corp.	6,886	656,718
United Parcel Service, Inc. (Class B)	7,542	730,895
United Technologies Corp.	6,830	757,652
UnitedHealth Group, Inc.	8,614	1,050,908
Verizon Communications, Inc. (b)	15,288	712,574
Visa, Inc. (Class A) (b)	13,852	930,162
Wal-Mart Stores, Inc.	9,789	694,334
Walt Disney Co. (b)	8,293	946,563
Wells Fargo & Co.	14,313	804,963
Williams Cos., Inc.	13,198	757,433

		52,770,922

TOTAL COMMON STOCKS —
(Cost $99,634,317)		107,467,161

SHORT TERM INVESTMENTS — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,539,152	7,539,152
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	48,777	48,777

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,587,929)		7,587,929

TOTAL INVESTMENTS — 106.5% (g)
(Cost $107,222,246)		115,055,090
OTHER ASSETS & LIABILITIES — (6.5)%		(7,028,296)

NET ASSETS — 100.0%		$108,026,794

See accompanying notes to financial statements.

283

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of June 30, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

284

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
DIVERSIFIED REITS — 4.8%
Cousins Properties, Inc.	1,066,383	$11,069,055
Liberty Property Trust	775,159	24,975,623
PS Business Parks, Inc.	101,124	7,296,097
Vornado Realty Trust	908,487	86,242,671
Washington Real Estate Investment Trust (a)	348,805	9,051,490

		138,634,936

HOTEL & RESORT REITS — 0.7%
Hersha Hospitality Trust (a)	254,105	6,515,239
Xenia Hotels & Resorts, Inc. (a)	578,888	12,585,025

		19,100,264

INDUSTRIAL REITS — 5.3%
DCT Industrial Trust, Inc.	457,431	14,381,631
DuPont Fabros Technology, Inc.	342,429	10,084,534
EastGroup Properties, Inc. (a)	169,166	9,512,204
First Industrial Realty Trust, Inc.	577,528	10,817,099
First Potomac Realty Trust (a)	308,283	3,175,315
ProLogis, Inc.	2,718,992	100,874,603
Rexford Industrial Realty, Inc.	284,803	4,152,428

		152,997,814

OFFICE REITS — 16.0%
Alexandria Real Estate Equities, Inc.	373,683	32,682,315
BioMed Realty Trust, Inc.	1,058,598	20,473,285
Boston Properties, Inc.	795,985	96,346,024
Brandywine Realty Trust	932,255	12,380,346
Columbia Property Trust, Inc.	648,481	15,920,209
Corporate Office Properties Trust	487,849	11,483,965
Digital Realty Trust, Inc. (a)	704,488	46,975,260
Douglas Emmett, Inc.	715,761	19,282,601
Duke Realty Corp.	1,789,767	33,235,973
Equity Commonwealth (b)	672,623	17,266,232
Franklin Street Properties Corp.	464,399	5,252,353
Highwoods Properties, Inc.	488,127	19,500,674
Kilroy Realty Corp.	456,870	30,678,821
Mack-Cali Realty Corp.	436,906	8,052,178
New York REIT, Inc. (a)	854,398	8,501,260
Parkway Properties, Inc.	443,888	7,741,407
Piedmont Office Realty Trust, Inc. (Class A)	799,976	14,071,578
SL Green Realty Corp. (a)	517,893	56,911,262

		456,755,743

RESIDENTIAL REITS — 20.2%
American Campus Communities, Inc.	582,442	21,952,239
American Homes 4 Rent (Class A)	734,344	11,778,878
Apartment Investment & Management Co. (Class A)	810,565	29,934,165
Associated Estates Realty Corp. (a)	301,030	8,618,489
AvalonBay Communities, Inc. (a)	685,859	109,648,278
Camden Property Trust (a)	450,470	33,460,912
Education Realty Trust, Inc.	250,734	7,863,018
Equity Lifestyle Properties, Inc.	415,032	21,822,383
Equity Residential	1,888,599	132,522,992
Essex Property Trust, Inc.	339,010	72,039,625
Home Properties, Inc.	300,318	21,938,230
Mid-America Apartment Communities, Inc.	390,825	28,455,968
Post Properties, Inc.	283,007	15,387,091
Silver Bay Realty Trust Corp.	195,652	3,187,171
Sun Communities, Inc. (a)	262,771	16,247,131
UDR, Inc.	1,343,473	43,031,440

		577,888,010

RETAIL REITS — 25.7%
Acadia Realty Trust	356,287	10,371,515
Brixmor Property Group, Inc.	878,848	20,327,754
CBL & Associates Properties, Inc. (a)	883,928	14,319,634
Cedar Realty Trust, Inc.	375,441	2,402,822
DDR Corp. (a)	1,554,123	24,026,742
Equity One, Inc.	409,904	9,567,159
Federal Realty Investment Trust	356,346	45,644,359
General Growth Properties, Inc.	3,264,625	83,770,277
Inland Real Estate Corp. (a)	457,170	4,306,541
Kimco Realty Corp.	2,141,243	48,263,617
Kite Realty Group Trust	436,226	10,674,450
Macerich Co.	730,751	54,514,025
Pennsylvania Real Estate Investment Trust	358,039	7,640,552
Ramco-Gershenson Properties Trust	408,477	6,666,345
Regency Centers Corp.	489,262	28,856,673
Rouse Properties, Inc. (a)	185,366	3,030,734
Saul Centers, Inc.	60,201	2,961,287
Simon Property Group, Inc.	1,615,170	279,456,713
Tanger Factory Outlet Centers, Inc.	493,508	15,644,204
Taubman Centers, Inc.	320,584	22,280,588
Urban Edge Properties	484,527	10,073,316
Weingarten Realty Investors (a)	592,601	19,372,127
WP GLIMCHER, Inc.	959,937	12,987,948

		737,159,382

SPECIALIZED REITS — 26.8%
Ashford Hospitality Prime, Inc.	115,055	1,728,126
Ashford Hospitality Trust, Inc.	456,327	3,860,526
CubeSmart	856,249	19,830,727
DiamondRock Hospitality Co. (a)	1,047,873	13,423,253
Extra Space Storage, Inc. (a)	576,214	37,580,677
FelCor Lodging Trust, Inc.	659,538	6,516,235
HCP, Inc.	2,395,351	87,358,451
Health Care REIT, Inc.	1,821,325	119,533,560
Healthcare Realty Trust, Inc.	521,283	12,125,043
Hospitality Properties Trust	777,720	22,413,890
Host Hotels & Resorts, Inc.	3,930,978	77,951,294
LaSalle Hotel Properties	585,791	20,772,149
LTC Properties, Inc.	186,352	7,752,243
Pebblebrook Hotel Trust	372,579	15,976,187
Public Storage	753,547	138,931,460
Senior Housing Properties Trust	1,218,752	21,389,098
Sovran Self Storage, Inc.	185,903	16,156,830
Strategic Hotels & Resorts, Inc. (b)	1,436,616	17,411,786
Sunstone Hotel Investors, Inc.	1,081,980	16,240,520
Universal Health Realty Income Trust (a)	70,157	3,259,494

See accompanying notes to financial statements.

285

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Ventas, Inc.	1,716,819	$106,597,292

		766,808,841

TOTAL COMMON STOCKS —
(Cost $2,459,676,882)		2,849,344,990

SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	106,252,337	106,252,337
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	406,920	406,920

TOTAL SHORT TERM INVESTMENTS —
(Cost $106,659,257)		106,659,257

TOTAL INVESTMENTS — 103.2% (f)
(Cost $2,566,336,139)		2,956,004,247
OTHER ASSETS & LIABILITIES — (3.2)%		(92,973,871)

NET ASSETS — 100.0%		$2,863,030,376

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

286

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 3.1%
Bank of New York Mellon Corp.	1,092,126	$45,836,528
Northern Trust Corp.	614,855	47,011,814

		92,848,342

DIVERSIFIED BANKS — 6.2%
Bank of America Corp.	2,727,448	46,421,165
Comerica, Inc.	915,632	46,990,235
U.S. Bancorp	1,065,303	46,234,150
Wells Fargo & Co.	835,580	46,993,019

		186,638,569

OTHER DIVERSIFIED FINANCIAL SERVICES — 4.6%
Citigroup, Inc.	835,319	46,143,021
JPMorgan Chase & Co.	698,949	47,360,784
Voya Financial, Inc.	1,010,280	46,947,712

		140,451,517

REGIONAL BANKS — 71.6%
Associated Banc-Corp. (a)	2,338,393	47,399,226
BancorpSouth, Inc. (a)	1,866,341	48,076,944
Bank of Hawaii Corp. (a)	714,848	47,666,065
Bank of the Ozarks, Inc. (a)	1,016,283	46,494,947
BB&T Corp.	1,161,497	46,819,944
Cathay General Bancorp	1,463,764	47,499,142
CIT Group, Inc.	1,008,953	46,906,225
Citizens Financial Group, Inc.	1,732,197	47,306,300
City National Corp.	516,756	46,709,575
Commerce Bancshares, Inc. (a)	1,013,451	47,399,103
Cullen/Frost Bankers, Inc. (a)	619,664	48,693,197
East West Bancorp, Inc.	1,054,036	47,241,894
F.N.B. Corp. (a)	3,373,713	48,311,570
Fifth Third Bancorp	2,253,420	46,916,204
First Horizon National Corp. (a)	3,113,817	48,793,512
First Republic Bank	745,512	46,989,621
FirstMerit Corp.	2,294,534	47,795,143
Fulton Financial Corp.	3,603,061	47,055,977
Glacier Bancorp, Inc.	1,614,928	47,511,182
Hancock Holding Co.	1,481,953	47,289,120
Huntington Bancshares, Inc.	4,141,020	46,834,936
IBERIABANK Corp.	689,557	47,048,474
Investors Bancorp, Inc.	3,807,235	46,828,991
KeyCorp	3,103,747	46,618,280
M&T Bank Corp. (a)	378,250	47,254,773
MB Financial, Inc.	1,192,585	41,072,627
PacWest Bancorp (a)	1,001,557	46,832,805
PNC Financial Services Group, Inc.	484,669	46,358,590
Popular, Inc. (b)	1,391,598	40,161,518
PrivateBancorp, Inc.	1,174,062	46,751,149
Prosperity Bancshares, Inc.	831,334	48,001,225
Regions Financial Corp.	4,508,860	46,711,790
Signature Bank (b)	325,149	47,598,562
SunTrust Banks, Inc.	1,090,627	46,918,774
Susquehanna Bancshares, Inc.	3,332,477	47,054,575
SVB Financial Group (b)	328,892	47,353,870
Synovus Financial Corp.	1,560,023	48,079,909
TCF Financial Corp.	2,811,059	46,691,690
Texas Capital Bancshares, Inc. (b)	796,206	49,555,862
UMB Financial Corp.	831,785	47,428,381
Umpqua Holdings Corp. (a)	2,559,261	46,041,105
United Bankshares, Inc. (a)	1,221,604	49,145,129
Valley National Bancorp (a)	4,723,171	48,695,893
Western Alliance Bancorp (b)	1,393,194	47,034,229
Wintrust Financial Corp.	897,517	47,909,458
Zions Bancorporation	1,493,060	47,382,259

		2,166,239,745

THRIFTS & MORTGAGE FINANCE — 14.2%
BankUnited, Inc.	1,329,118	47,755,210
First Niagara Financial Group, Inc.	4,969,211	46,909,352
Hudson City Bancorp, Inc.	4,789,547	47,320,724
MGIC Investment Corp. (a)(b)	4,240,405	48,255,809
New York Community Bancorp, Inc. (a)	2,588,413	47,575,031
People’s United Financial, Inc. (a)	2,974,019	48,208,848
Radian Group, Inc. (a)	2,598,278	48,743,695
Washington Federal, Inc.	2,039,460	47,621,391
Webster Financial Corp.	1,190,273	47,075,297

		429,465,357

TOTAL COMMON STOCKS —
(Cost $2,546,176,792)		3,015,643,530

SHORT TERM INVESTMENTS — 9.8%
MONEY MARKET FUNDS — 9.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	291,708,598	291,708,598
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	3,685,957	3,685,957

TOTAL SHORT TERM INVESTMENTS —
(Cost $295,394,555)		295,394,555

TOTAL INVESTMENTS — 109.5% (f)
(Cost $2,841,571,347)		3,311,038,085
OTHER ASSETS & LIABILITIES — (9.5)%		(287,594,509)

NET ASSETS — 100.0%		$3,023,443,576

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

287

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 55.3%
Affiliated Managers Group, Inc. (a)	21,751	$4,754,769
Ameriprise Financial, Inc.	37,654	4,704,114
Arlington Asset Investment Corp. (Class A) (b)	122,742	2,400,833
Artisan Partners Asset Management, Inc.	103,805	4,822,780
Bank of New York Mellon Corp.	110,629	4,643,099
BlackRock, Inc.	13,662	4,726,779
Cohen & Steers, Inc.	43,669	1,488,240
Eaton Vance Corp.	121,989	4,773,430
Federated Investors, Inc. (Class B)	138,827	4,649,316
Financial Engines, Inc. (b)	111,300	4,728,024
Franklin Resources, Inc.	96,559	4,734,288
Invesco, Ltd.	122,385	4,588,214
Janus Capital Group, Inc. (b)	274,990	4,707,829
Legg Mason, Inc.	91,336	4,706,544
Northern Trust Corp.	62,278	4,761,776
NorthStar Asset Management Group, Inc.	237,861	4,398,050
SEI Investments Co.	98,078	4,808,764
State Street Corp. (c)	59,933	4,614,841
T. Rowe Price Group, Inc.	61,647	4,791,821
Virtus Investment Partners, Inc.	37,046	4,899,333
Waddell & Reed Financial, Inc. (Class A)	98,918	4,679,811
WisdomTree Investments, Inc. (b)	215,599	4,735,632

		98,118,287

DIVERSIFIED CAPITAL MARKETS — 1.9%
HFF, Inc. (Class A)	80,968	3,378,794

INVESTMENT BANKING & BROKERAGE — 41.6%
BGC Partners, Inc. (Class A)	355,607	3,111,561
Charles Schwab Corp.	144,820	4,728,373
Cowen Group, Inc. (Class A) (a)	382,048	2,445,107
E*TRADE Financial Corp. (a)	157,205	4,708,290
Evercore Partners, Inc. (Class A)	89,212	4,813,880
Goldman Sachs Group, Inc.	22,626	4,724,083
Greenhill & Co., Inc.	108,777	4,495,753
Interactive Brokers Group, Inc. (Class A)	120,962	5,027,181
INTL. FCStone, Inc. (a)	55,100	1,831,524
Investment Technology Group, Inc.	156,867	3,890,302
KCG Holdings, Inc. (Class A) (a)	154,146	1,900,620
Lazard, Ltd. (Class A)	87,713	4,932,979
LPL Investment Holdings, Inc. (b)	103,110	4,793,584
Moelis & Co. (Class A)	50,985	1,463,779
Morgan Stanley	121,944	4,730,208
Piper Jaffray Co., Inc. (a)	47,321	2,065,088
Raymond James Financial, Inc.	80,002	4,766,519
Stifel Financial Corp. (a)	81,862	4,726,712
TD Ameritrade Holding Corp.	126,050	4,641,161

		73,796,704

MORTGAGE REIT — 0.9%
Walter Investment Management Corp. (a)(b)	71,215	1,628,687

TOTAL COMMON STOCKS —
(Cost $162,413,746)		176,922,472

SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	13,268,709	13,268,709
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	294,861	294,861

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,563,570)		13,563,570

TOTAL INVESTMENTS — 107.4% (g)
(Cost $175,977,316)		190,486,042
OTHER ASSETS & LIABILITIES — (7.4)%		(13,077,033)

NET ASSETS — 100.0%		$177,409,009

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

288

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INSURANCE BROKERS — 10.0%
Aon PLC	75,681	$7,543,882
Arthur J. Gallagher & Co.	159,582	7,548,228
Brown & Brown, Inc.	231,908	7,620,497
Marsh & McLennan Cos., Inc.	130,957	7,425,262
Willis Group Holdings PLC	162,509	7,621,672

		37,759,541

LIFE & HEALTH INSURANCE — 23.6%
Aflac, Inc.	123,730	7,696,006
American Equity Investment Life Holding Co.	293,458	7,917,497
CNO Financial Group, Inc. (a)	411,565	7,552,218
Lincoln National Corp.	126,412	7,486,119
MetLife, Inc.	138,808	7,771,860
Primerica, Inc.	170,512	7,790,693
Principal Financial Group, Inc.	147,054	7,542,400
Prudential Financial, Inc.	86,782	7,595,160
StanCorp Financial Group, Inc.	93,677	7,082,918
Symetra Financial Corp.	226,412	5,472,378
Torchmark Corp. (a)	133,048	7,746,054
Unum Group	209,732	7,497,919

		89,151,222

MULTI-LINE INSURANCE — 14.1%
American Financial Group, Inc.	118,686	7,719,338
American International Group, Inc.	125,110	7,734,300
Assurant, Inc.	115,858	7,762,486
Genworth Financial, Inc. (Class A) (b)	973,783	7,371,537
Hartford Financial Services Group, Inc.	183,443	7,625,726
HCC Insurance Holdings, Inc.	100,236	7,702,134
Loews Corp.	193,461	7,450,183

		53,365,704

PROPERTY & CASUALTY INSURANCE — 35.7%
ACE, Ltd.	73,360	7,459,245
Alleghany Corp. (b)	16,110	7,551,724
Allied World Assurance Company Holdings, Ltd.	180,805	7,814,392
Allstate Corp.	114,868	7,451,487
Aspen Insurance Holdings, Ltd.	162,837	7,799,892
Assured Guaranty, Ltd.	268,266	6,435,701
Axis Capital Holdings, Ltd.	139,149	7,426,382
Chubb Corp.	79,723	7,584,846
Cincinnati Financial Corp.	151,170	7,585,711
First American Financial Corp. (a)	220,033	8,187,428
Hanover Insurance Group, Inc.	106,447	7,880,272
MBIA, Inc. (b)	864,097	5,193,223
Mercury General Corp.	140,125	7,797,956
Old Republic International Corp.	495,297	7,741,492
ProAssurance Corp.	169,402	7,828,067
Progressive Corp.	278,741	7,757,362
Travelers Cos., Inc.	77,812	7,521,308
W.R. Berkley Corp.	150,852	7,833,744

		134,850,232

REINSURANCE — 16.4%
Arch Capital Group, Ltd. (b)	117,887	7,893,714
Endurance Specialty Holdings, Ltd.	124,039	8,149,362
Everest Re Group, Ltd.	42,178	7,676,818
PartnerRe, Ltd.	59,122	7,597,177
Reinsurance Group of America, Inc.	80,589	7,645,478
RenaissanceRe Holdings, Ltd.	74,943	7,607,464
Validus Holdings, Ltd.	176,971	7,784,954
XL Group PLC	206,033	7,664,428

		62,019,395

TOTAL COMMON STOCKS —
(Cost $368,467,557)		377,146,094

SHORT TERM INVESTMENTS — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	14,689,737	14,689,737
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	252,931	252,931

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,942,668)		14,942,668

TOTAL INVESTMENTS — 103.7% (f)
(Cost $383,410,225)		392,088,762
OTHER ASSETS & LIABILITIES — (3.7)%		(14,164,937)

NET ASSETS — 100.0%		$377,923,825

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

289

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
REGIONAL BANKS — 95.0%
Associated Banc-Corp.	1,669,199	$33,834,664
Bancorp, Inc. (a)	753,509	6,992,564
BancorpSouth, Inc.	1,332,354	34,321,439
Bank of Hawaii Corp. (b)	510,258	34,024,003
Bank of the Ozarks, Inc. (b)	725,516	33,192,357
Banner Corp.	383,550	18,383,552
BB&T Corp.	829,098	33,420,940
BBCN Bancorp, Inc.	1,596,639	23,614,291
BOK Financial Corp. (b)	495,672	34,488,858
Boston Private Financial Holdings, Inc.	2,591,551	34,752,699
Capital Bank Financial Corp. (Class A) (a)	532,279	15,473,351
Cardinal Financial Corp.	401,139	8,740,819
Cathay General Bancorp	1,044,959	33,908,920
Central Pacific Financial Corp.	1,377,926	32,725,742
CIT Group, Inc.	720,281	33,485,864
Citizens Financial Group, Inc.	1,236,451	33,767,477
City National Corp.	368,875	33,342,611
Columbia Banking System, Inc.	1,016,569	33,079,155
Commerce Bancshares, Inc. (b)	723,425	33,834,587
Community Bank System, Inc. (b)	734,303	27,734,624
Cullen/Frost Bankers, Inc.	442,494	34,771,179
Customers Bancorp, Inc. (a)	675,840	18,173,338
CVB Financial Corp.	1,940,356	34,169,669
East West Bancorp, Inc.	752,223	33,714,635
F.N.B. Corp.	2,408,320	34,487,142
Fifth Third Bancorp	1,608,445	33,487,825
First BanCorp- Puerto Rico (a)	4,661,620	22,469,008
First Citizens BancShares, Inc. (Class A)	135,047	35,522,763
First Commonwealth Financial Corp.	1,596,483	15,310,272
First Financial Bancorp	807,248	14,482,029
First Financial Bankshares, Inc. (b)	897,278	31,081,710
First Horizon National Corp. (b)	2,222,786	34,831,057
First Interstate Bancsystem, Inc.	595,339	16,514,704
First Midwest Bancorp, Inc.	1,730,711	32,831,588
First NBC Bank Holding Co. (a)	308,459	11,104,524
First Republic Bank	532,154	33,541,667
FirstMerit Corp.	1,637,522	34,109,583
Fulton Financial Corp.	2,570,753	33,574,034
Glacier Bancorp, Inc.	1,152,865	33,917,288
Great Western Bancorp, Inc.	1,379,826	33,267,605
Hancock Holding Co.	1,057,956	33,759,376
Hanmi Financial Corp.	773,895	19,223,552
Hilltop Holdings, Inc. (a)	1,419,487	34,195,442
Home Bancshares, Inc.	857,770	31,360,071
Huntington Bancshares, Inc.	2,955,894	33,431,161
IBERIABANK Corp.	492,388	33,595,633
Independent Bank Corp.-Massachusetts	480,307	22,521,595
International Bancshares Corp.	904,179	24,295,290
Investors Bancorp, Inc.	2,717,605	33,426,541
KeyCorp	2,215,537	33,277,366
LegacyTexas Financial Group, Inc.	982,771	29,679,684
M&T Bank Corp. (b)	269,911	33,719,981
MB Financial, Inc.	983,415	33,868,813
National Bank Holdings Corp. (Class A)	911,946	18,995,835
National Penn Bancshares, Inc.	3,043,123	34,326,427
NBT Bancorp, Inc.	451,062	11,804,293
OFG Bancorp (c)	2,446,391	26,102,992
Old National Bancorp	2,358,278	34,100,700
PacWest Bancorp (b)	714,948	33,430,968
Pinnacle Financial Partners, Inc.	637,895	34,682,351
PNC Financial Services Group, Inc.	346,080	33,102,552
Popular, Inc. (a)	993,337	28,667,706
PrivateBancorp, Inc.	838,049	33,371,111
Prosperity Bancshares, Inc.	593,517	34,269,672
Regions Financial Corp.	3,219,387	33,352,849
Signature Bank (a)	232,163	33,986,342
Simmons First National Corp. (Class A)	544,984	25,439,853
Southside Bancshares, Inc.	448,769	13,117,518
State Bank Financial Corp.	899,145	19,511,447
Sterling Bancorp	2,420,190	35,576,793
SunTrust Banks, Inc.	778,569	33,494,038
Susquehanna Bancshares, Inc.	2,378,766	33,588,176
SVB Financial Group (a)	234,838	33,811,975
Synovus Financial Corp.	1,113,559	34,319,888
Talmer Bancorp, Inc. (Class A)	2,000,894	33,514,974
TCF Financial Corp.	2,006,644	33,330,357
Texas Capital Bancshares, Inc. (a)	568,388	35,376,469
Trustmark Corp.	1,350,450	33,734,241
UMB Financial Corp.	593,763	33,856,366
Umpqua Holdings Corp.	1,826,875	32,865,481
United Bankshares, Inc. (b)	872,160	35,086,997
United Community Banks, Inc.	1,247,851	26,042,650
Valley National Bancorp (b)	3,371,398	34,759,113
Westamerica Bancorporation (b)	679,580	34,420,727
Western Alliance Bancorp (a)	994,658	33,579,654
Wilshire Bancorp, Inc.	1,720,904	21,735,018
Wintrust Financial Corp.	640,620	34,196,296
Zions Bancorporation	1,065,584	33,816,308

		2,616,202,779

THRIFTS & MORTGAGE FINANCE — 4.9%
BankUnited, Inc.	948,689	34,086,396
First Niagara Financial Group, Inc.	3,547,258	33,486,116
People’s United Financial, Inc. (b)	2,122,926	34,412,630
Webster Financial Corp.	849,697	33,605,516

		135,590,658

TOTAL COMMON STOCKS —
(Cost $2,691,278,297)		2,751,793,437

SHORT TERM INVESTMENTS — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	168,660,710	168,660,710

See accompanying notes to financial statements.

290

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	310,780	$310,780

TOTAL SHORT TERM INVESTMENTS —
(Cost $168,971,490)		168,971,490

TOTAL INVESTMENTS — 106.0% (g)
(Cost $2,860,249,787)		2,920,764,927
OTHER ASSETS & LIABILITIES — (6.0)%		(165,229,405)

NET ASSETS — 100.0%		$2,755,535,522

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

291

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 13.4%
Cisco Systems, Inc.	416,334	$11,432,532
F5 Networks, Inc. (a)	87,097	10,482,124
Juniper Networks, Inc.	514,295	13,356,241
Motorola Solutions, Inc.	176,275	10,107,608
QUALCOMM, Inc.	157,168	9,843,432

		55,221,937

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Corning, Inc.	510,287	10,067,962

INTERNET & CATALOG RETAIL — 12.4%
Amazon.com, Inc. (a)	38,469	16,699,008
Netflix, Inc. (a)	33,962	22,310,997
Priceline Group, Inc. (a)	10,438	12,018,000

		51,028,005

INTERNET SOFTWARE & SERVICES — 14.2%
eBay, Inc. (a)	202,312	12,187,275
Facebook, Inc. (Class A) (a)	144,698	12,410,024
Google, Inc. (Class A) (a)	22,240	12,010,490
Google, Inc. (Class C) (a)	22,375	11,646,411
LinkedIn Corp. (Class A) (a)	49,286	10,183,966

		58,438,166

IT SERVICES — 16.7%
Accenture PLC (Class A)	127,719	12,360,645
Automatic Data Processing, Inc.	136,515	10,952,598
Cognizant Technology Solutions Corp. (Class A) (a)	215,757	13,180,595
International Business Machines Corp.	72,807	11,842,787
Visa, Inc. (Class A) (b)	176,561	11,856,071
Xerox Corp.	828,602	8,816,325

		69,009,021

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.4%
Analog Devices, Inc.	203,740	13,077,052
Applied Materials, Inc.	464,572	8,929,074
Intel Corp.	317,901	9,668,959
Texas Instruments, Inc.	213,218	10,982,859

		42,657,944

SOFTWARE — 17.0%
Adobe Systems, Inc. (a)	155,339	12,584,012
Microsoft Corp.	242,366	10,700,459
Oracle Corp.	251,372	10,130,292
Salesforce.com, Inc. (a)	192,892	13,431,070
SAP SE ADR (b)	164,172	11,529,799
VMware, Inc. (Class A) (a)(b)	137,688	11,805,369

		70,181,001

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 13.4%
Apple, Inc.	103,423	12,971,830
EMC Corp.	383,634	10,124,101
Hewlett-Packard Co.	289,446	8,686,274
NetApp, Inc.	269,362	8,501,065
SanDisk Corp.	115,422	6,719,869
Seagate Technology PLC (b)	169,077	8,031,158

		55,034,297

TOTAL COMMON STOCKS —
(Cost $350,019,454)		411,638,333

SHORT TERM INVESTMENTS — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	29,192,987	29,192,987
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	229,813	229,813

TOTAL SHORT TERM INVESTMENTS —
(Cost $29,422,800)		29,422,800

TOTAL INVESTMENTS — 107.0% (f)
(Cost $379,442,254)		441,061,133
OTHER ASSETS & LIABILITIES — (7.0)%		(28,953,588)

NET ASSETS — 100.0%		$412,107,545

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

292

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	912,209	$129,250,893
United Technologies Corp.	1,109,771	123,106,897

		252,357,790

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	1,695,624	78,176,745

BANKS — 5.6%
Commerce Bancshares, Inc. (a)	2,962,233	138,543,638
Cullen/Frost Bankers, Inc. (a)	2,476,166	194,577,124
People’s United Financial, Inc. (a)(b)	16,995,873	275,503,101
United Bankshares, Inc. (a)	2,767,640	111,342,157

		719,966,020

BEVERAGES — 3.4%
Brown-Forman Corp. (Class B) (a)	906,427	90,805,857
Coca-Cola Co.	4,735,687	185,781,001
PepsiCo, Inc.	1,705,189	159,162,341

		435,749,199

BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	1,050,346	75,603,905

CAPITAL MARKETS — 3.2%
Eaton Vance Corp. (a)	3,295,053	128,935,424
Franklin Resources, Inc.	1,342,516	65,823,560
SEI Investments Co.	1,402,375	68,758,446
T. Rowe Price Group, Inc.	1,864,474	144,925,564

		408,442,994

CHEMICALS — 6.9%
Air Products & Chemicals, Inc.	847,251	115,929,354
Albemarle Corp.	2,218,533	122,618,319
Ecolab, Inc.	593,444	67,100,713
H.B. Fuller Co. (a)	1,578,409	64,114,974
PPG Industries, Inc.	626,791	71,905,464
Praxair, Inc.	1,158,013	138,440,454
RPM International, Inc.	2,653,684	129,950,905
Sherwin-Williams Co.	198,732	54,655,275
Sigma-Aldrich Corp.	285,238	39,747,915
Valspar Corp.	1,029,798	84,258,072

		888,721,445

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. (a)	753,696	63,755,145

CONTAINERS & PACKAGING — 3.0%
AptarGroup, Inc. (a)	1,668,924	106,427,283
Bemis Co., Inc.	3,221,801	145,013,263
Sonoco Products Co. (a)	3,191,202	136,774,918

		388,215,464

DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,688,650	151,184,835

DIVERSIFIED FINANCIAL SERVICES — 0.6%
McGraw Hill Financial, Inc.	722,500	72,575,125

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc. (a)	10,021,366	355,958,920

ELECTRICAL EQUIPMENT — 1.5%
Emerson Electric Co.	3,398,167	188,360,397

FOOD & STAPLES RETAILING — 3.1%
Sysco Corp.	4,992,744	180,238,059
Wal-Mart Stores, Inc.	1,792,940	127,173,234
Walgreens Boots Alliance, Inc.	1,095,605	92,512,886

		399,924,179

FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	2,916,220	140,620,128
Hormel Foods Corp.	1,909,480	107,637,388
McCormick & Co., Inc. (a)	1,621,805	131,285,115

		379,542,631

GAS UTILITIES — 6.1%
Atmos Energy Corp.	3,039,590	155,870,175
National Fuel Gas Co. (a)	2,383,200	140,346,648
Piedmont Natural Gas Co., Inc. (a)	2,361,148	83,372,136
Questar Corp.	6,823,933	142,688,439
UGI Corp.	4,512,886	155,468,923
WGL Holdings, Inc. (a)	2,108,059	114,446,523

		792,192,844

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	2,547,285	125,020,748
Becton, Dickinson and Co.	689,798	97,709,886
C.R. Bard, Inc.	177,777	30,346,534
Medtronic PLC	1,187,150	87,967,815
West Pharmaceutical Services, Inc. (a)	769,172	44,673,510

		385,718,493

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc. (a)	988,088	82,653,561

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Corp.	2,143,047	203,739,478

HOUSEHOLD DURABLES — 1.4%
Leggett & Platt, Inc.	3,634,376	176,921,424

HOUSEHOLD PRODUCTS — 5.0%
Clorox Co. (a)	1,464,207	152,306,812
Colgate-Palmolive Co.	1,886,630	123,404,468
Kimberly-Clark Corp.	1,752,780	185,742,097
Procter & Gamble Co.	2,312,129	180,900,973

		642,354,350

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	927,437	143,103,529
Carlisle Cos., Inc.	649,082	64,986,090
Roper Technologies, Inc.	203,637	35,119,237

		243,208,856

INSURANCE — 6.8%
ACE, Ltd.	1,282,752	130,430,223
Aflac, Inc.	2,262,535	140,729,677
Brown & Brown, Inc.	2,453,333	80,616,522
Chubb Corp.	1,346,345	128,091,263
Cincinnati Financial Corp. (a)	3,574,750	179,380,955
Mercury General Corp. (a)	1,799,173	100,123,978

See accompanying notes to financial statements.

293

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Old Republic International Corp. (a)	7,501,498	$117,248,414

		876,621,032

IT SERVICES — 1.0%
Automatic Data Processing, Inc.	1,589,719	127,543,155

MACHINERY — 6.6%
Caterpillar, Inc. (a)	2,458,198	208,504,354
CLARCOR, Inc. (a)	1,087,857	67,708,220
Dover Corp. (a)	1,854,022	130,115,264
Illinois Tool Works, Inc.	1,256,262	115,312,289
Nordson Corp. (a)	835,715	65,093,841
Pentair PLC	1,978,029	135,989,494
Stanley Black & Decker, Inc.	1,302,471	137,072,048

		859,795,510

MEDIA — 0.5%
John Wiley & Sons, Inc. (Class A)	1,299,851	70,672,899

METALS & MINING — 1.3%
Nucor Corp.	3,856,994	169,977,726

MULTI-UTILITIES — 4.8%
Black Hills Corp.	1,574,420	68,723,433
Consolidated Edison, Inc. (a)	4,088,903	236,665,705
MDU Resources Group, Inc. (a)	9,029,251	176,341,272
Vectren Corp.	3,471,910	133,599,097

		615,329,507

MULTILINE RETAIL — 1.2%
Target Corp.	1,842,908	150,436,580

OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp.	2,208,657	213,069,141
Exxon Mobil Corp.	2,209,766	183,852,531

		396,921,672

PHARMACEUTICALS — 2.9%
AbbVie, Inc.	3,231,203	217,104,529
Johnson & Johnson	1,650,532	160,860,849

		377,965,378

REAL ESTATE INVESTMENT TRUSTS — 8.7%
Essex Property Trust, Inc.	655,403	139,273,138
Federal Realty Investment Trust	1,003,980	128,599,798
HCP, Inc.	7,319,511	266,942,566
National Retail Properties, Inc.	5,933,629	207,736,351
Realty Income Corp. (a)	5,315,722	235,964,900
Tanger Factory Outlet Centers, Inc.	4,721,603	149,674,815

		1,128,191,568

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Linear Technology Corp. (a)	3,220,292	142,433,515

SOFTWARE — 0.5%
CDK Global, Inc.	1,251,385	67,549,762

SPECIALTY RETAIL — 0.9%
Lowe’s Cos., Inc.	1,004,137	67,247,055
Ross Stores, Inc.	1,017,083	49,440,405

		116,687,460

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
V.F. Corp.	1,369,977	95,542,196

TRADING COMPANIES & DISTRIBUTORS — 0.8%
W.W. Grainger, Inc. (a)	446,748	105,722,914

WATER UTILITIES — 0.7%
Aqua America, Inc. (a)	3,757,825	92,029,134

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc.	3,876,627	113,972,834

TOTAL COMMON STOCKS —
(Cost $10,421,857,914)		12,892,716,642

SHORT TERM INVESTMENTS — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	613,355,632	613,355,632
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	9,430,388	9,430,388

TOTAL SHORT TERM INVESTMENTS —
(Cost $622,786,020)		622,786,020

TOTAL INVESTMENTS — 104.6% (f)
(Cost $11,044,643,934)		13,515,502,662
OTHER ASSETS & LIABILITIES — (4.6)%		(589,986,901)

NET ASSETS — 100.0%		$12,925,515,761

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Affiliated issuer (Note 3).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

294

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	122,224	$3,895,279
Aerojet Rocketdyne Holdings, Inc. (a)(b)	145,812	3,005,185
Aerovironment, Inc. (a)(b)	40,172	1,047,686
Astronics Corp. (a)(b)	57,254	4,058,736
B/E Aerospace, Inc. (a)	105,257	5,778,609
Boeing Co. (a)	41,202	5,715,541
Cubic Corp. (a)	38,916	1,851,623
Curtiss-Wright Corp.	73,690	5,338,104
DigitalGlobe, Inc. (a)(b)	197,209	5,480,438
Engility Holdings, Inc.	64,914	1,633,236
Esterline Technologies Corp. (a)(b)	63,186	6,024,153
General Dynamics Corp.	41,462	5,874,751
HEICO Corp. (a)	57,953	3,378,660
Hexcel Corp. (a)	118,365	5,887,475
Honeywell International, Inc.	56,632	5,774,765
Huntington Ingalls Industries, Inc.	49,891	5,617,228
KLX, Inc. (a)(b)	131,415	5,799,344
L-3 Communications Holdings, Inc.	50,546	5,730,906
Lockheed Martin Corp. (a)	30,832	5,731,669
Moog, Inc. (Class A) (a)(b)	47,458	3,354,331
Northrop Grumman Corp.	36,533	5,795,230
Orbital ATK, Inc.	77,255	5,667,427
Precision Castparts Corp.	28,298	5,655,921
Raytheon Co. (a)	57,929	5,542,647
Rockwell Collins, Inc. (a)	62,560	5,777,416
Spirit Aerosystems Holdings, Inc. (Class A) (b)	107,046	5,899,305
TASER International, Inc. (a)(b)	173,199	5,769,259
Teledyne Technologies, Inc. (a)(b)	55,573	5,863,507
Textron, Inc. (a)	128,102	5,717,192
TransDigm Group, Inc. (a)(b)	26,098	5,863,438
Triumph Group, Inc.	85,882	5,667,353
United Technologies Corp.	50,076	5,554,931

TOTAL COMMON STOCKS —
(Cost $145,705,848)		159,751,345

SHORT TERM INVESTMENTS — 15.9%
MONEY MARKET FUNDS — 15.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	25,366,047	25,366,047
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	123,767	123,767

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,489,814)		25,489,814

TOTAL INVESTMENTS — 115.8% (f)
(Cost $171,195,662)		185,241,159
OTHER ASSETS & LIABILITIES — (15.8)%		(25,313,593)

NET ASSETS — 100.0%		$159,927,566

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

295

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
ACADIA Pharmaceuticals, Inc. (a)	649,473	$27,199,929
Achillion Pharmaceuticals, Inc. (a)(b)	3,106,008	27,519,231
Acorda Therapeutics, Inc. (a)	811,277	27,039,862
Advaxis, Inc. (a)(b)	1,076,209	21,879,329
Aegerion Pharmaceuticals, Inc. (a)(b)	1,363,549	25,866,525
Agenus, Inc. (a)(b)	2,699,846	23,299,671
Agios Pharmaceuticals, Inc. (a)(b)	232,389	25,827,713
Alder Biopharmaceuticals, Inc. (a)	540,161	28,612,328
Alexion Pharmaceuticals, Inc. (a)	151,294	27,349,416
Alkermes PLC (a)	436,439	28,080,485
Alnylam Pharmaceuticals, Inc. (a)	196,616	23,568,360
AMAG Pharmaceuticals, Inc. (a)	377,626	26,078,852
Amgen, Inc.	163,860	25,155,787
Amicus Therapeutics, Inc. (a)	1,784,860	25,255,769
Anacor Pharmaceuticals, Inc. (a)	368,394	28,524,747
Arena Pharmaceuticals, Inc. (a)(b)	6,227,587	28,896,004
ARIAD Pharmaceuticals, Inc. (a)(b)	2,947,015	24,371,814
Array BioPharma, Inc. (a)(b)	3,385,406	24,408,777
BioCryst Pharmaceuticals, Inc. (a)(b)	2,032,867	30,350,704
Biogen, Inc. (a)	65,833	26,592,582
BioMarin Pharmaceutical, Inc. (a)	209,825	28,699,864
Bluebird Bio, Inc. (a)	141,596	23,840,519
Celgene Corp. (a)	229,881	26,605,278
Celldex Therapeutics, Inc. (a)	1,009,993	25,472,023
Cepheid, Inc. (a)	456,175	27,895,101
Chimerix, Inc. (a)	630,245	29,117,319
Clovis Oncology, Inc. (a)(b)	307,315	27,006,842
Dyax Corp. (a)	1,011,665	26,809,123
Dynavax Technologies Corp. (a)(b)	1,223,936	28,670,701
Eagle Pharmaceuticals, Inc. (a)(b)	337,147	27,261,706
Emergent Biosolutions, Inc. (a)	803,853	26,486,956
Enanta Pharmaceuticals, Inc. (a)(b)	610,812	27,480,432
Epizyme, Inc. (a)(b)	1,321,386	31,713,264
Esperion Therapeutics, Inc. (a)	344,834	28,193,628
Exact Sciences Corp. (a)(b)	964,114	28,672,750
Exelixis, Inc. (a)(b)	7,189,668	27,033,152
Five Prime Therapeutics, Inc. (a)(b)	1,155,436	28,701,030
Foundation Medicine, Inc. (a)(b)	777,958	26,326,099
Genomic Health, Inc. (a)(b)	968,289	26,908,751
Geron Corp. (a)(b)	6,319,831	27,048,877
Gilead Sciences, Inc.	217,656	25,483,165
Halozyme Therapeutics, Inc. (a)(b)	1,258,251	28,411,308
Heron Therapeutics, Inc. (a)(b)	837,319	26,090,860
Idera Pharmaceuticals, Inc. (a)(b)(c)	7,169,400	26,598,474
ImmunoGen, Inc. (a)	1,803,634	25,936,257
Incyte Corp. (a)	242,629	25,284,368
Infinity Pharmaceuticals, Inc. (a)	2,309,900	25,293,405
Inovio Pharmaceuticals, Inc. (a)(b)	2,969,098	24,227,840
Insmed, Inc. (a)	1,105,041	26,985,101
Insys Therapeutics, Inc. (a)(b)	739,025	26,545,778
Intercept Pharmaceuticals, Inc. (a)(b)	104,812	25,299,521
Intrexon Corp. (a)(b)	572,002	27,913,698
Ironwood Pharmaceuticals, Inc. (a)(b)	2,108,303	25,426,134
Isis Pharmaceuticals, Inc. (a)(b)	393,913	22,669,693
Juno Therapeutics, Inc. (a)	426,600	22,750,578
Karyopharm Therapeutics, Inc. (a)(b)	953,670	25,949,361
Keryx Biopharmaceuticals, Inc. (a)(b)	2,657,729	26,524,135
Kite Pharma, Inc. (a)(b)	452,328	27,578,438
KYTHERA Biopharmaceuticals, Inc. (a)	468,377	35,273,472
Ligand Pharmaceuticals, Inc. (Class B) (a)	272,406	27,485,765
MacroGenics, Inc. (a)	753,528	28,611,458
MannKind Corp. (a)(b)	4,360,233	24,809,726
Medivation, Inc. (a)	226,686	25,887,541
Merrimack Pharmaceuticals, Inc. (a)(b)	2,343,790	28,980,963
MiMedx Group, Inc. (a)(b)	2,521,734	29,226,897
Momenta Pharmaceuticals, Inc. (a)	1,159,232	26,442,082
Myriad Genetics, Inc. (a)(b)	800,686	27,215,317
Neurocrine Biosciences, Inc. (a)	596,120	28,470,691
NewLink Genetics Corp. (a)(b)	572,284	25,335,013
Novavax, Inc. (a)(b)	2,870,973	31,982,639
Ophthotech Corp. (a)(b)	524,915	27,327,075
OPKO Health, Inc. (a)(b)	1,642,690	26,414,455
Orexigen Therapeutics, Inc. (a)(b)	5,713,061	28,279,652
Organovo Holdings, Inc. (a)(b)(c)	4,653,461	17,543,548
Otonomy, Inc. (a)(b)	1,081,666	24,867,501
OvaScience, Inc. (a)(b)	697,899	20,190,218
Portola Pharmaceuticals, Inc. (a)	577,476	26,304,032
Progenics Pharmaceuticals, Inc. (a)(b)	3,866,391	28,843,277
Prothena Corp. PLC (a)	566,816	29,854,199
PTC Therapeutics, Inc. (a)(b)	501,232	24,124,296
Puma Biotechnology, Inc. (a)	198,251	23,145,804
Radius Health, Inc. (a)	534,599	36,192,352
Raptor Pharmaceutical Corp. (a)(b)	1,784,856	28,182,876
Receptos, Inc. (a)	143,381	27,249,559
Regeneron Pharmaceuticals, Inc. (a)	52,040	26,547,165
Regulus Therapeutics, Inc. (a)(b)	2,412,297	26,438,775
Repligen Corp. (a)	669,698	27,638,437
Retrophin, Inc. (a)	806,231	26,726,558
Sage Therapeutics, Inc. (a)	299,557	21,867,661
Sangamo Biosciences, Inc. (a)(b)	2,134,692	23,673,734
Sarepta Therapeutics, Inc. (a)(b)	924,443	28,130,801
Seattle Genetics, Inc. (a)(b)	545,594	26,406,750
Spark Therapeutics, Inc. (a)	360,839	21,747,767
Spectrum Pharmaceuticals, Inc. (a)(b)(c)	3,797,550	25,975,242
TESARO, Inc. (a)(b)	467,351	27,475,565
TG Therapeutics, Inc. (a)(b)	1,647,977	27,339,938
Ultragenyx Pharmaceutical, Inc. (a)	289,950	29,687,981
United Therapeutics Corp. (a)(b)	136,801	23,796,534
Vanda Pharmaceuticals, Inc. (a)(b)	1,982,557	25,158,648
Vertex Pharmaceuticals, Inc. (a)	205,778	25,409,467

See accompanying notes to financial statements.

296

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

XOMA Corp. (a)(b)(c)	6,974,178	$27,059,811
Zafgen, Inc. (a)	724,479	25,088,708
ZIOPHARM Oncology, Inc. (a)(b)	2,722,893	32,674,716

TOTAL COMMON STOCKS —
(Cost $2,726,099,434)		2,747,874,080

SHORT TERM INVESTMENTS — 21.1%
MONEY MARKET FUNDS — 21.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	578,504,604	578,504,604
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	1,311,997	1,311,997

TOTAL SHORT TERM INVESTMENTS —
(Cost $579,816,601)		579,816,601

TOTAL INVESTMENTS — 121.0% (g)
(Cost $3,305,916,035)		3,327,690,681
OTHER ASSETS & LIABILITIES — (21.0)%		(577,210,779)

NET ASSETS — 100.0%		$2,750,479,902

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

297

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 73.7%
Abaxis, Inc. (a)	15,307	$788,004
Abbott Laboratories	16,153	792,789
ABIOMED, Inc. (a)(b)	12,351	811,831
Accuray, Inc. (b)	111,198	749,475
Analogic Corp. (a)	9,775	771,247
AngioDynamics, Inc. (a)(b)	17,675	289,870
AtriCure, Inc. (a)(b)	15,253	375,834
Baxter International, Inc. (a)	11,517	805,384
Becton, Dickinson and Co. (a)	5,632	797,773
Boston Scientific Corp. (a)(b)	44,771	792,447
C.R. Bard, Inc.	4,611	787,098
Cantel Medical Corp. (a)	9,833	527,737
Cardiovascular Systems, Inc. (b)	26,988	713,833
CONMED Corp. (a)	12,566	732,221
Cyberonics, Inc. (b)	12,798	760,969
Cynosure, Inc. (Class A) (b)	20,776	801,538
DexCom, Inc. (b)	10,853	868,023
Edwards Lifesciences Corp. (b)	5,885	838,201
GenMark Diagnostics, Inc. (a)(b)	22,446	203,361
Globus Medical, Inc. (Class A) (a)(b)	30,331	778,597
Greatbatch, Inc. (a)(b)	12,199	657,770
HeartWare International, Inc. (a)(b)	10,631	772,767
Hill-Rom Holdings, Inc. (a)	14,980	813,863
Hologic, Inc. (a)(b)	21,077	802,191
IDEXX Laboratories, Inc. (a)(b)	12,129	777,954
Insulet Corp. (a)(b)	26,285	814,441
Integra LifeSciences Holdings Corp. (a)(b)	11,555	778,460
Intuitive Surgical, Inc. (b)	1,586	768,417
Invacare Corp. (a)	12,587	272,257
Masimo Corp. (a)(b)	20,241	784,136
Medtronic PLC (a)	10,410	771,381
Natus Medical, Inc. (b)	18,880	803,533
NuVasive, Inc. (a)(b)	15,727	745,145
NxStage Medical, Inc. (b)	50,525	721,750
Orthofix International NV (b)	10,271	340,176
Quidel Corp. (a)(b)	22,291	511,578
ResMed, Inc. (a)	13,425	756,767
Rockwell Medical, Inc. (a)(b)	37,538	605,113
Sirona Dental Systems, Inc. (a)(b)	7,830	786,289
St. Jude Medical, Inc. (a)	10,575	772,715
STERIS Corp. (a)	12,383	797,960
Stryker Corp.	8,218	785,394
Teleflex, Inc. (a)	6,005	813,377
Thoratec Corp. (b)	17,336	772,665
Tornier NV (b)	13,790	344,612
Varian Medical Systems, Inc. (a)(b)	9,165	772,884
Wright Medical Group, Inc. (a)(b)	28,433	746,651
Zeltiq Aesthetics, Inc. (b)	27,938	823,333
Zimmer Biomet Holdings, Inc.	7,007	765,375

		34,665,186

HEALTH CARE SUPPLIES — 26.3%
Alere, Inc. (b)	15,451	815,040
Align Technology, Inc. (a)(b)	12,475	782,307
Anika Therapeutics, Inc. (a)(b)	18,789	620,601
Cerus Corp. (a)(b)	88,353	458,552
Cooper Cos., Inc. (a)	4,430	788,407
DENTSPLY International, Inc.	15,087	777,735
Endologix, Inc. (a)(b)	48,025	736,703
Haemonetics Corp. (a)(b)	18,351	758,997
Halyard Health, Inc. (a)(b)	18,373	744,106
ICU Medical, Inc. (b)	8,240	788,238
LDR Holding Corp. (a)(b)	17,691	765,136
Meridian Bioscience, Inc. (a)	26,672	497,166
Merit Medical Systems, Inc. (a)(b)	27,064	582,959
Neogen Corp. (a)(b)	15,856	752,209
OraSure Technologies, Inc. (a)(b)	114,119	615,101
Spectranetics Corp. (a)(b)	29,661	682,500
Vascular Solutions, Inc. (b)	10,191	353,832
West Pharmaceutical Services, Inc. (a)	13,961	810,855

		12,330,444

TOTAL COMMON STOCKS —
(Cost $34,959,356)		46,995,630

SHORT TERM INVESTMENTS — 17.8%
MONEY MARKET FUNDS — 17.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,378,711	8,378,711
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	5,800	5,800

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,384,511)		8,384,511

TOTAL INVESTMENTS — 117.8% (f)
(Cost $43,343,867)		55,380,141
OTHER ASSETS & LIABILITIES — (17.8)%		(8,353,535)

NET ASSETS — 100.0%		$47,026,606

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

298

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 100.0%
DRUG RETAIL — 2.2%
Diplomat Pharmacy, Inc. (a)(b)	94,571	$4,232,052

HEALTH CARE DISTRIBUTORS — 12.9%
AmerisourceBergen Corp.	33,478	3,560,051
Cardinal Health, Inc.	41,489	3,470,555
Henry Schein, Inc. (b)	25,937	3,686,166
McKesson Corp.	15,681	3,525,246
Owens & Minor, Inc. (a)	108,483	3,688,422
Patterson Cos., Inc. (a)	76,202	3,707,227
PharMerica Corp. (b)	113,489	3,779,184

		25,416,851

HEALTH CARE FACILITIES — 28.7%
Acadia Healthcare Co., Inc. (a)(b)	51,243	4,013,864
AmSurg Corp. (a)(b)	53,827	3,765,199
Brookdale Senior Living, Inc. (b)	101,974	3,538,498
Capital Senior Living Corp. (b)	74,910	1,835,295
Community Health Systems, Inc. (b)	68,283	4,299,781
Ensign Group, Inc.	45,630	2,329,868
Hanger, Inc. (a)(b)	88,705	2,079,245
HCA Holdings, Inc. (b)	44,719	4,056,908
HealthSouth Corp.	78,788	3,628,975
Kindred Healthcare, Inc.	170,555	3,460,561
LifePoint Health, Inc. (b)	49,255	4,282,722
Select Medical Holdings Corp. (a)	228,457	3,701,003
Surgical Care Affiliates, Inc. (b)	87,923	3,374,485
Tenet Healthcare Corp. (b)	71,155	4,118,451
Universal Health Services, Inc. (Class B)	28,315	4,023,561
VCA, Inc. (b)	71,375	3,883,157

		56,391,573

HEALTH CARE SERVICES — 33.8%
Adeptus Health, Inc. (Class A) (b)	38,665	3,672,789
Air Methods Corp. (a)(b)	88,577	3,661,773
Amedisys, Inc. (b)	62,555	2,485,310
AMN Healthcare Services, Inc. (b)	123,064	3,887,592
Bio-Reference Laboratories, Inc. (b)	69,425	2,863,781
Chemed Corp. (a)	28,801	3,775,811
Corvel Corp. (b)	19,550	625,991
DaVita HealthCare Partners, Inc. (b)	45,302	3,600,150
Envision Healthcare Holdings, Inc. (b)	99,686	3,935,603
ExamWorks Group, Inc. (a)(b)	93,210	3,644,511
Express Scripts Holding Co. (b)	42,182	3,751,667
Healthways, Inc. (b)	223,667	2,679,531
IPC Healthcare, Inc. (b)	50,087	2,774,319
Laboratory Corp. of America Holdings (b)	30,756	3,728,242
Landauer, Inc. (a)	19,039	678,550
MEDNAX, Inc. (b)	51,209	3,795,099
Omnicare, Inc.	38,844	3,661,047
Premier, Inc. (Class A) (b)	75,027	2,885,539
Providence Service Corp. (b)	55,844	2,472,772
Quest Diagnostics, Inc. (a)	50,485	3,661,172
Team Health Holdings, Inc. (b)	62,851	4,106,056

		66,347,305

MANAGED HEALTH CARE — 21.9%
Aetna, Inc.	31,823	4,056,160
Anthem, Inc.	22,942	3,765,700
Centene Corp. (b)	48,913	3,932,605
Cigna Corp.	26,855	4,350,510
Health Net, Inc. (b)	59,960	3,844,635
HealthEquity, Inc. (b)	108,228	3,468,708
Humana, Inc.	17,354	3,319,473
Magellan Health, Inc. (b)	55,133	3,863,169
Molina Healthcare, Inc. (a)(b)	54,244	3,813,353
Triple-S Management Corp. (Class B) (b)	47,702	1,224,033
UnitedHealth Group, Inc.	31,339	3,823,358
WellCare Health Plans, Inc. (b)	43,197	3,664,317

		43,126,021

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Aceto Corp. (a)	42,186	1,039,041

TOTAL COMMON STOCKS —
(Cost $177,345,784)		196,552,843

SHORT TERM INVESTMENTS — 10.4%
MONEY MARKET FUNDS — 10.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	20,428,551	20,428,551
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	36,696	36,696

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,465,247)		20,465,247

TOTAL INVESTMENTS — 110.4% (f)
(Cost $197,811,031)		217,018,090
OTHER ASSETS & LIABILITIES — (10.4)%		(20,389,233)

NET ASSETS — 100.0%		$196,628,857

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

299

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 29.6%
A.O. Smith Corp.	748,423	$53,871,488
Allegion PLC	896,440	53,911,902
Apogee Enterprises, Inc.	674,078	35,483,466
Armstrong World Industries, Inc. (a)	1,008,335	53,724,089
Fortune Brands Home & Security, Inc.	1,184,278	54,263,618
Lennox International, Inc.	476,237	51,285,962
Masco Corp.	1,973,839	52,642,286
Owens Corning	1,364,197	56,273,126
Trex Co., Inc. (a)	1,067,086	52,746,061
USG Corp. (a)(b)	2,007,856	55,798,318

		520,000,316

HOME FURNISHINGS — 6.3%
Leggett & Platt, Inc.	1,120,523	54,547,060
Tempur Sealy International, Inc. (a)	850,728	56,062,975

		110,610,035

HOME FURNISHING RETAIL — 15.7%
Aaron’s, Inc.	1,589,018	57,538,342
Bed Bath & Beyond, Inc. (a)(b)	782,903	54,004,649
Restoration Hardware Holdings, Inc. (a)(b)	569,226	55,573,534
Select Comfort Corp. (a)	1,768,549	53,180,268
Williams-Sonoma, Inc.	680,724	56,003,164

		276,299,957

HOME IMPROVEMENT RETAIL — 6.2%
Home Depot, Inc.	495,245	55,036,577
Lowe’s Cos., Inc.	793,453	53,137,547

		108,174,124

HOMEBUILDING — 33.1%
Cavco Industries, Inc. (a)	90,642	6,838,033
D.R. Horton, Inc.	2,050,662	56,106,112
Lennar Corp. (Class A) (b)	1,153,876	58,893,831
M.D.C. Holdings, Inc. (b)	1,905,802	57,116,886
M/I Homes, Inc. (a)	681,105	16,802,860
NVR, Inc. (a)	40,028	53,637,520
Pulte Group, Inc.	2,842,366	57,273,675
Ryland Group, Inc.	1,280,084	59,357,495
Standard Pacific Corp. (a)	6,551,816	58,376,681
Taylor Morrison Home Corp. (Class A) (a)	1,039,908	21,172,527
Toll Brothers, Inc. (a)	1,468,799	56,093,434
TRI Pointe Homes, Inc. (a)	3,656,498	55,944,419
William Lyon Homes (Class A) (a)(b)	910,914	23,383,162

		580,996,635

HOUSEHOLD APPLIANCES — 5.9%
Helen of Troy, Ltd. (a)	542,783	52,915,915
Whirlpool Corp.	294,496	50,962,533

		103,878,448

HOUSEHOLD DURABLES — 3.1%
Mohawk Industries, Inc. (a)	287,288	54,843,279

TOTAL COMMON STOCKS —
(Cost $1,751,436,789)		1,754,802,794

SHORT TERM INVESTMENTS — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	128,695,933	128,695,933
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	1,851,145	1,851,145

TOTAL SHORT TERM INVESTMENTS —
(Cost $130,547,078)		130,547,078

TOTAL INVESTMENTS — 107.3% (f)
(Cost $1,881,983,867)		1,885,349,872
OTHER ASSETS & LIABILITIES — (7.3)%		(128,329,490)

NET ASSETS — 100.0%		$1,757,020,382

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

300

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 12.0%
Alcoa, Inc.	980,260	$10,929,899
Century Aluminum Co. (a)(b)	1,012,947	10,565,037
Kaiser Aluminum Corp. (b)	124,995	10,384,585

		31,879,521

COAL & CONSUMABLE FUELS — 10.9%
Cloud Peak Energy, Inc. (a)(b)	1,455,226	6,781,353
CONSOL Energy, Inc. (b)	468,035	10,175,081
Peabody Energy Corp. (b)	4,672,311	10,232,361
Westmoreland Coal Co. (a)	92,473	1,921,589

		29,110,384

DIVERSIFIED METALS & MINING — 18.6%
Compass Minerals International, Inc.	135,842	11,158,062
Freeport-McMoRan, Inc.	596,685	11,110,275
Globe Specialty Metals, Inc.	332,820	5,890,914
Horsehead Holding Corp. (a)(b)	324,992	3,808,906
Materion Corp.	54,954	1,937,128
RTI International Metals, Inc. (a)	347,473	10,952,349
SunCoke Energy, Inc.	368,962	4,796,506

		49,654,140

GOLD — 8.7%
Newmont Mining Corp.	501,941	11,725,342
Royal Gold, Inc.	186,448	11,483,332

		23,208,674

PRECIOUS METALS & MINERALS — 9.2%
Coeur Mines, Inc. (a)(b)	1,638,844	9,357,799
Hecla Mining Co. (b)	2,908,183	7,648,522
Stillwater Mining Co. (a)(b)	638,378	7,398,801

		24,405,122

STEEL — 40.4%
AK Steel Holding Corp. (a)(b)	2,331,525	9,023,002
Allegheny Technologies, Inc.	356,800	10,775,360
Carpenter Technology Corp.	265,960	10,287,333
Cliffs Natural Resources, Inc. (b)	2,157,135	9,340,394
Commercial Metals Co.	601,546	9,672,860
Haynes International, Inc.	23,008	1,134,755
Nucor Corp.	243,301	10,722,275
Reliance Steel & Aluminum Co.	184,471	11,156,806
Schnitzer Steel Industries, Inc. (Class A)	210,002	3,668,735
Steel Dynamics, Inc.	542,981	11,247,851
TimkenSteel Corp.	180,430	4,869,806
United States Steel Corp. (b)	481,381	9,926,076
Worthington Industries, Inc.	195,552	5,878,293

		107,703,546

TOTAL COMMON STOCKS —
(Cost $451,068,948)		265,961,387

SHORT TERM INVESTMENTS — 27.8%
MONEY MARKET FUNDS — 27.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	73,670,084	73,670,084
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	354,994	354,994

TOTAL SHORT TERM INVESTMENTS —
(Cost $74,025,078)		74,025,078

TOTAL INVESTMENTS — 127.6% (f)
(Cost $525,094,026)		339,986,465
OTHER ASSETS & LIABILITIES — (27.6)%		(73,483,946)

NET ASSETS — 100.0%		$266,502,519

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

301

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 26.9%
Atwood Oceanics, Inc. (a)	227,421	$6,013,011
Diamond Offshore Drilling, Inc.	230,005	5,936,429
Ensco PLC (Class A) (a)	278,245	6,196,516
Helmerich & Payne, Inc. (a)	89,053	6,271,112
Nabors Industries, Ltd.	448,286	6,468,767
Noble Corp. PLC (a)	399,292	6,145,104
Parker Drilling Co. (a)(b)	350,390	1,163,295
Patterson-UTI Energy, Inc. (a)	312,439	5,878,540
Pioneer Energy Services Corp. (b)	624,387	3,958,614
Rowan Cos. PLC (Class A) (a)	306,573	6,471,756
Transocean, Ltd. (a)	368,571	5,941,364
Unit Corp. (a)(b)	213,055	5,778,052

		66,222,560

OIL & GAS EQUIPMENT & SERVICES — 72.9%
Baker Hughes, Inc.	102,072	6,297,842
Bristow Group, Inc. (a)	113,554	6,052,428
C&J Energy Services, Ltd. (a)(b)	445,487	5,880,428
Cameron International Corp. (b)	122,455	6,412,968
CARBO Ceramics, Inc. (a)	143,869	5,989,267
Core Laboratories NV (a)	53,546	6,106,386
Dresser-Rand Group, Inc. (b)	77,200	6,575,896
Dril-Quip, Inc. (b)	84,808	6,381,802
Era Group, Inc. (a)(b)	61,946	1,268,654
Exterran Holdings, Inc.	192,235	6,276,473
FMC Technologies, Inc. (b)	153,113	6,352,658
Forum Energy Technologies, Inc. (b)	305,038	6,186,171
Frank’s International NV	330,213	6,221,213
Gulfmark Offshore, Inc. (Class A) (a)	388,717	4,509,117
Halliburton Co.	143,954	6,200,099
Helix Energy Solutions Group, Inc. (b)	428,074	5,406,575
Hornbeck Offshore Services, Inc. (a)(b)	301,466	6,189,097
Matrix Service Co. (a)(b)	121,617	2,223,159
McDermott International, Inc. (a)(b)	1,144,947	6,114,017
National Oilwell Varco, Inc. (a)	135,600	6,546,768
Newpark Resources, Inc. (a)(b)	445,319	3,620,444
Oceaneering International, Inc.	132,137	6,156,263
Oil States International, Inc. (b)	155,661	5,795,259
RigNet, Inc. (a)(b)	82,584	2,524,593
RPC, Inc. (a)	439,780	6,082,157
Schlumberger, Ltd.	72,665	6,262,996
SEACOR Holdings, Inc. (a)(b)	86,206	6,115,454
Superior Energy Services, Inc.	289,382	6,088,597
Tesco Corp.	207,676	2,263,668
Tetra Technologies, Inc. (b)	475,438	3,033,295
Tidewater, Inc. (a)	282,804	6,428,135
US Silica Holdings, Inc. (a)	208,634	6,125,494
Weatherford International PLC (b)	479,669	5,885,539

		179,572,912

TOTAL COMMON STOCKS —
(Cost $305,827,583)		245,795,472

SHORT TERM INVESTMENTS — 23.7%
MONEY MARKET FUNDS — 23.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	58,046,781	58,046,781
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	215,970	215,970

TOTAL SHORT TERM INVESTMENTS —
(Cost $58,262,751)		58,262,751

TOTAL INVESTMENTS — 123.5% (f)
(Cost $364,090,334)		304,058,223
OTHER ASSETS & LIABILITIES — (23.5)%		(57,871,934)

NET ASSETS — 100.0%		$246,186,289

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

302

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 7.1%
Chevron Corp.	205,052	$19,781,367
ConocoPhillips	322,344	19,795,145
Exxon Mobil Corp.	243,672	20,273,510
Marathon Oil Corp.	772,974	20,514,730
Occidental Petroleum Corp.	263,175	20,467,120

		100,831,872

OIL & GAS EXPLORATION & PRODUCTION — 74.1%
Anadarko Petroleum Corp.	246,369	19,231,564
Antero Resources Corp. (a)(b)	565,646	19,424,284
Apache Corp.	351,896	20,279,767
Bill Barrett Corp. (a)(b)	2,406,094	20,668,347
Bonanza Creek Energy, Inc. (a)	1,008,714	18,409,031
Cabot Oil & Gas Corp.	605,784	19,106,427
California Resources Corp.	2,737,351	16,533,600
Callon Petroleum Co. (a)	2,472,923	20,574,719
Carrizo Oil & Gas, Inc. (a)	393,169	19,359,642
Chesapeake Energy Corp. (b)	1,671,443	18,670,018
Cimarex Energy Co.	173,277	19,114,186
Cobalt International Energy, Inc. (a)	1,948,262	18,917,624
Concho Resources, Inc. (a)	165,206	18,810,355
Continental Resources, Inc. (a)(b)	442,230	18,746,130
Denbury Resources, Inc. (b)	3,046,992	19,378,869
Devon Energy Corp.	331,051	19,694,224
Diamondback Energy, Inc. (a)	253,896	19,138,680
Energen Corp.	274,845	18,771,914
Energy XXI, Ltd. (b)(c)	6,261,815	16,468,573
EOG Resources, Inc.	228,773	20,029,076
EP Energy Corp. (Class A) (a)(b)	1,533,867	19,526,127
EQT Corp.	242,728	19,743,496
Gulfport Energy Corp. (a)	459,608	18,499,222
Halcon Resources Corp. (a)(b)	17,651,579	20,475,832
Hess Corp.	302,623	20,239,426
Kosmos Energy, Ltd. (a)	2,313,714	19,504,609
Laredo Petroleum, Inc. (a)(b)	1,360,508	17,115,191
Magnum Hunter Resources Corp. (a)(b)(c)	15,395,253	28,789,123
Matador Resources Co. (a)(b)	749,597	18,739,925
Memorial Resource Development Corp. (a)	1,066,468	20,230,898
Murphy Oil Corp.	471,943	19,618,671
Newfield Exploration Co. (a)	558,391	20,169,083
Noble Energy, Inc.	441,527	18,844,372
Northern Oil and Gas, Inc. (a)(b)	2,976,078	20,148,048
Oasis Petroleum, Inc. (a)(b)	1,209,497	19,170,527
Parsley Energy, Inc. (Class A) (a)(b)	1,123,818	19,576,910
PDC Energy, Inc. (a)	350,821	18,818,038
Penn Virginia Corp. (a)(b)(c)	4,875,123	21,353,039
Pioneer Natural Resources Co.	138,778	19,247,121
QEP Resources, Inc.	1,103,778	20,430,931
Range Resources Corp. (b)	387,472	19,133,367
Rice Energy, Inc. (a)(b)	904,805	18,847,088
Rosetta Resources, Inc. (a)	823,992	19,067,175
RSP Permian, Inc. (a)	693,226	19,486,583
Sanchez Energy Corp. (a)(b)	2,104,402	20,623,140
SandRidge Energy, Inc. (a)(b)	18,446,533	16,177,609
SM Energy Co.	443,180	20,439,462
Southwestern Energy Co. (a)	889,782	20,224,745
Stone Energy Corp. (a)	1,534,987	19,325,486
Synergy Resources Corp. (a)	1,683,880	19,246,748
Triangle Petroleum Corp. (a)(b)(c)	4,038,658	20,274,063
Ultra Petroleum Corp. (a)(b)	1,436,911	17,990,126
Whiting Petroleum Corp. (a)	609,452	20,477,587
WPX Energy, Inc. (a)	1,584,805	19,461,405

		1,052,342,203

OIL & GAS REFINING & MARKETING — 18.7%
Alon USA Energy, Inc.	1,150,967	21,753,276
Clean Energy Fuels Corp. (a)(b)	2,687,080	15,101,390
CVR Energy, Inc. (b)	545,429	20,529,948
Delek US Holdings, Inc.	565,249	20,812,468
Green Plains, Inc.	675,284	18,604,074
HollyFrontier Corp.	501,389	21,404,296
Marathon Petroleum Corp.	401,274	20,990,643
PBF Energy, Inc.	767,199	21,803,796
Phillips 66	263,690	21,242,866
Tesoro Corp.	245,103	20,689,144
Valero Energy Corp.	347,968	21,782,797
Western Refining, Inc.	476,828	20,799,237
World Fuel Services Corp.	417,891	20,037,874

		265,551,809

TOTAL COMMON STOCKS —
(Cost $1,834,430,104)		1,418,725,884

WARRANTS — 0.0% (d)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (d)
Magnum Hunter Resources Corp. (expiring 4/15/16) (a)(b)(e) (Cost $0)	273,090	0

SHORT TERM INVESTMENTS — 13.4%
MONEY MARKET FUNDS — 13.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	190,435,802	190,435,802
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (g)(h)	679,024	679,024

TOTAL SHORT TERM INVESTMENTS —
(Cost $191,114,826)		191,114,826

TOTAL INVESTMENTS — 113.3% (i)
(Cost $2,025,544,930)		1,609,840,710
OTHER ASSETS & LIABILITIES — (13.3)%		(189,227,376)

NET ASSETS — 100.0%		$1,420,613,334

See accompanying notes to financial statements.

303

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

304

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
AbbVie, Inc.	493,313	$33,145,700
Akorn, Inc. (a)(b)	714,527	31,196,249
Allergan PLC (a)	110,650	33,577,849
ANI Pharmaceuticals, Inc. (a)(b)(c)	593,855	36,848,703
Aratana Therapeutics, Inc. (a)	568,111	8,589,838
BioDelivery Sciences International, Inc. (a)(b)(c)	3,518,579	28,007,889
Bristol-Myers Squibb Co.	506,676	33,714,221
Catalent, Inc. (a)	1,100,318	32,272,327
Cempra, Inc. (a)	991,446	34,066,085
Depomed, Inc. (a)(b)	1,594,773	34,223,829
Eli Lilly & Co.	392,729	32,788,944
Endo International PLC (a)	410,637	32,707,237
Horizon Pharma PLC (a)(b)	1,040,460	36,145,580
Hospira, Inc. (a)	374,882	33,255,782
Impax Laboratories, Inc. (a)	702,572	32,262,106
Jazz Pharmaceuticals PLC (a)	185,157	32,600,593
Johnson & Johnson	336,257	32,771,607
Lannett Co., Inc. (a)(b)	580,772	34,521,088
Mallinckrodt PLC (a)	266,725	31,398,867
Medicines Co. (a)	1,133,501	32,429,464
Merck & Co., Inc.	571,531	32,537,260
Mylan NV (a)	448,787	30,454,686
Nektar Therapeutics (a)(b)	2,898,754	36,263,413
Omeros Corp. (a)(b)	1,460,836	26,280,440
Pacira Pharmaceuticals, Inc. (a)(b)	417,739	29,542,502
Perrigo Co. PLC	179,160	33,114,143
Pfizer, Inc.	966,797	32,416,703
Phibro Animal Health Corp. (Class A) (b)	466,977	18,184,084
Prestige Brands Holdings, Inc. (a)	733,411	33,912,925
Relypsa, Inc. (a)	977,433	32,343,258
Sagent Pharmaceuticals, Inc. (a)	718,050	17,455,795
Sciclone Pharmaceuticals, Inc. (a)	907,200	8,908,704
Tetraphase Pharmaceuticals, Inc. (a)	795,827	37,754,033
TherapeuticsMD, Inc. (a)(b)	2,469,829	19,412,856
Theravance Biopharma, Inc. (a)(b)	468,038	6,093,855
Theravance, Inc. (b)	1,611,029	29,111,294
XenoPort, Inc. (a)(b)	1,291,093	7,914,400
Zoetis, Inc.	673,893	32,495,120
ZS Pharma, Inc. (a)	604,800	31,685,471

TOTAL COMMON STOCKS —
(Cost $972,529,085)		1,132,404,900

SHORT TERM INVESTMENTS — 16.9%
MONEY MARKET FUNDS — 16.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	189,920,559	189,920,559
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	1,567,372	1,567,372

TOTAL SHORT TERM INVESTMENTS —
(Cost $191,487,931)		191,487,931

TOTAL INVESTMENTS — 116.7% (g)
(Cost $1,164,017,016)		1,323,892,831
OTHER ASSETS & LIABILITIES — (16.7)%		(189,351,182)

NET ASSETS — 100.0%		$1,134,541,649

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

305

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 23.9%
Abercrombie & Fitch Co. (Class A) (a)	517,802	$11,137,921
American Eagle Outfitters, Inc. (a)	680,790	11,723,204
ANN, Inc. (b)	243,646	11,765,665
Ascena Retail Group, Inc. (b)	722,519	12,033,554
Buckle, Inc. (a)	259,469	11,875,896
Caleres, Inc.	361,381	11,484,688
Cato Corp. (Class A)	305,929	11,857,808
Chico’s FAS, Inc.	701,351	11,663,467
Children’s Place, Inc.	177,750	11,626,627
DSW, Inc. (Class A)	335,763	11,204,411
Express, Inc. (b)	632,504	11,454,647
Finish Line, Inc. (Class A)	440,119	12,244,111
Foot Locker, Inc.	184,173	12,341,433
Francesca’s Holdings Corp. (b)	815,974	10,991,170
Gap, Inc.	305,022	11,642,690
Genesco, Inc. (b)	173,228	11,438,245
Guess?, Inc. (a)	585,583	11,225,626
L Brands, Inc.	137,938	11,825,425
Men’s Wearhouse, Inc.	187,652	12,022,864
Ross Stores, Inc.	240,676	11,699,260
Stage Stores, Inc.	665,696	11,669,651
TJX Cos., Inc.	178,646	11,821,006
Urban Outfitters, Inc. (b)	328,544	11,499,040
Zumiez, Inc. (b)	475,053	12,650,661

		280,899,070

AUTOMOTIVE RETAIL — 13.6%
Advance Auto Parts, Inc.	72,518	11,551,392
Asbury Automotive Group, Inc. (b)	133,308	12,080,371
AutoNation, Inc. (b)	185,217	11,664,967
AutoZone, Inc. (b)	17,073	11,385,984
CarMax, Inc. (b)	160,329	10,615,383
CST Brands, Inc.	290,905	11,362,749
Group 1 Automotive, Inc.	130,061	11,813,441
Lithia Motors, Inc. (Class A)	103,955	11,763,548
Monro Muffler Brake, Inc. (a)	185,659	11,540,563
Murphy USA, Inc. (b)	204,283	11,403,077
O’Reilly Automotive, Inc. (b)	51,817	11,709,606
Penske Automotive Group, Inc.	223,863	11,665,501
Pep Boys-Manny, Moe & Jack (b)	779,767	9,567,741
Sonic Automotive, Inc. (Class A)	473,263	11,277,857

		159,402,180

CATALOG RETAIL — 1.0%
HSN, Inc.	169,861	11,922,544

COMPUTER & ELECTRONICS RETAIL — 2.9%
Best Buy Co., Inc.	341,436	11,134,228
GameStop Corp. (Class A) (a)	271,870	11,679,535
Rent-A-Center, Inc.	375,062	10,633,008

		33,446,771

DEPARTMENT STORES — 5.9%
Dillard’s, Inc. (Class A)	108,642	11,428,052
J.C. Penney Co., Inc. (a)(b)	1,420,475	12,031,423
Kohl’s Corp.	186,320	11,665,495
Macy’s, Inc.	167,794	11,321,061
Nordstrom, Inc.	157,907	11,764,072
Sears Holdings Corp. (a)(b)	415,978	11,106,613

		69,316,716

DRUG RETAIL — 2.9%
CVS Health Corp.	114,289	11,986,630
Rite Aid Corp. (b)	1,304,635	10,893,702
Walgreens Boots Alliance, Inc.	137,340	11,596,990

		34,477,322

FOOD RETAIL — 7.8%
Casey’s General Stores, Inc.	125,467	12,012,211
Fresh Market, Inc. (a)(b)	359,215	11,545,170
Ingles Markets, Inc. (Class A)	237,092	11,325,885
Kroger Co.	162,926	11,813,764
Smart & Final Stores, Inc. (b)	632,835	11,308,761
Sprouts Farmers Market, Inc. (a)(b)	424,376	11,449,664
SUPERVALU, Inc. (b)	1,351,451	10,933,239
Whole Foods Market, Inc.	289,272	11,408,888

		91,797,582

GENERAL MERCHANDISE STORES — 8.4%
Big Lots, Inc. (a)	250,235	11,258,073
Burlington Stores, Inc. (b)	240,355	12,306,176
Conn’s, Inc. (b)	288,802	11,465,439
Dollar General Corp.	150,025	11,662,944
Dollar Tree, Inc. (b)	148,318	11,715,639
Family Dollar Stores, Inc.	148,591	11,710,457
Fred’s, Inc. (Class A)	347,412	6,701,577
Target Corp.	147,005	12,000,018
Tuesday Morning Corp. (a)(b)	828,752	9,335,891

		98,156,214

HYPERMARKETS & SUPER CENTERS — 3.0%
Costco Wholesale Corp.	84,127	11,362,193
PriceSmart, Inc. (a)	136,144	12,421,778
Wal-Mart Stores, Inc.	161,303	11,441,222

		35,225,193

INTERNET RETAIL — 13.9%
Amazon.com, Inc. (b)	27,201	11,807,682
Blue Nile, Inc. (a)(b)	285,457	8,675,038
Expedia, Inc.	108,473	11,861,522
FTD Cos., Inc. (a)(b)	406,278	11,452,977
Groupon, Inc. (a)(b)	2,020,141	10,161,309
Lands’ End, Inc. (a)(b)	497,654	12,356,749
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	420,123	13,536,363
Netflix, Inc. (b)	17,683	11,616,670
NutriSystem, Inc.	465,055	11,570,568
Orbitz Worldwide, Inc. (b)	1,026,099	11,718,051
Priceline Group, Inc. (b)	9,903	11,402,017
Shutterfly, Inc. (b)	251,528	12,025,554
Travelport Worldwide, Ltd. (a)	841,831	11,600,431
TripAdvisor, Inc. (b)	153,476	13,373,899

		163,158,830

SPECIALIZED CONSUMER SERVICES — 1.0%
Outerwall, Inc.	152,620	11,615,908

SPECIALTY STORES — 15.5%
Barnes & Noble, Inc. (b)	451,576	11,722,913
Cabela’s, Inc. (a)(b)	223,980	11,194,520

See accompanying notes to financial statements.

306

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Dick’s Sporting Goods, Inc.	216,489	$11,207,636
Five Below, Inc. (a)(b)	299,211	11,827,811
GNC Holdings, Inc. (Class A)	254,127	11,303,569
Hibbett Sports, Inc. (b)	242,655	11,302,870
MarineMax, Inc. (b)	450,848	10,599,436
Michaels Cos., Inc. (b)	436,632	11,749,767
Office Depot, Inc. (b)	1,272,031	11,015,788
Sally Beauty Holdings, Inc. (b)	372,676	11,769,108
Signet Jewelers, Ltd.	89,006	11,414,129
Staples, Inc.	715,041	10,947,278
Tiffany & Co.	126,842	11,644,096
Tractor Supply Co.	129,524	11,649,389
Ulta Salon Cosmetics & Fragrance, Inc. (b)	75,219	11,617,575
Vitamin Shoppe, Inc. (b)	296,527	11,051,561

		182,017,446

TOTAL COMMON STOCKS —
(Cost $1,277,532,106)		1,171,435,776

SHORT TERM INVESTMENTS — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	75,238,184	75,238,184
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	1,887,934	1,887,934

TOTAL SHORT TERM INVESTMENTS —
(Cost $77,126,118)		77,126,118

TOTAL INVESTMENTS — 106.4% (f)
(Cost $1,354,658,224)		1,248,561,894
OTHER ASSETS & LIABILITIES — (6.4)%		(74,629,062)

NET ASSETS — 100.0%		$1,173,932,832

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

307

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)(b)	2,395,338	$5,748,811
Altera Corp.	107,241	5,490,739
Analog Devices, Inc.	83,501	5,359,512
Applied Micro Circuits Corp. (a)(b)	282,012	1,903,581
Atmel Corp.	553,279	5,452,565
Avago Technologies, Ltd.	39,455	5,244,753
Broadcom Corp. (Class A)	102,602	5,282,977
Cavium, Inc. (a)	74,838	5,149,603
CEVA, Inc. (a)	60,766	1,180,683
Cirrus Logic, Inc. (a)	158,041	5,378,135
Cree, Inc. (a)(b)	184,013	4,789,858
Cypress Semiconductor Corp. (a)(b)	431,659	5,076,310
Diodes, Inc. (a)	95,941	2,313,137
Exar Corp. (a)	105,689	1,033,638
Fairchild Semiconductor International, Inc. (a)	294,970	5,126,579
First Solar, Inc. (a)	109,601	5,149,055
Freescale Semiconductor, Ltd. (a)	131,510	5,256,455
Inphi Corp. (a)(b)	162,581	3,716,602
Integrated Device Technology, Inc. (a)	233,271	5,061,981
Integrated Silicon Solution, Inc.	213,807	4,733,687
Intel Corp.	176,652	5,372,871
Intersil Corp. (Class A)	415,369	5,196,266
Lattice Semiconductor Corp. (a)	551,805	3,250,131
Linear Technology Corp.	121,053	5,354,174
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	136,815	5,233,174
Marvell Technology Group, Ltd.	387,176	5,104,916
Maxim Integrated Products, Inc.	162,971	5,634,722
Micrel, Inc.	289,065	4,018,003
Microchip Technology, Inc. (b)	116,826	5,540,473
Micron Technology, Inc. (a)	220,554	4,155,237
Microsemi Corp. (a)	153,004	5,347,490
Monolithic Power Systems, Inc.	104,338	5,290,980
NVIDIA Corp.	262,095	5,270,730
OmniVision Technologies, Inc. (a)	208,364	5,458,095
ON Semiconductor Corp. (a)	447,337	5,229,369
PMC-Sierra, Inc. (a)	533,314	4,565,168
Power Integrations, Inc.	112,626	5,088,443
Qorvo, Inc. (a)	66,367	5,327,279
Rambus, Inc. (a)	286,259	4,147,893
Semtech Corp. (a)	263,590	5,232,261
Silicon Laboratories, Inc. (a)	98,658	5,328,519
Skyworks Solutions, Inc.	52,719	5,488,048
SunPower Corp. (a)	172,773	4,908,481
Synaptics, Inc. (a)(b)	56,381	4,890,206
Texas Instruments, Inc.	104,554	5,385,577
Xilinx, Inc.	118,811	5,246,694

TOTAL COMMON STOCKS —
(Cost $225,989,576)		219,513,861

SHORT TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,693,984	12,693,984
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	36,272	36,272

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,730,256)		12,730,256

TOTAL INVESTMENTS — 105.8% (f)
(Cost $238,719,832)		232,244,117
OTHER ASSETS & LIABILITIES — (5.8)%		(12,640,195)

NET ASSETS — 100.0%		$219,603,922

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

308

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 30.0%
ACI Worldwide, Inc. (a)	11,583	$284,594
Adobe Systems, Inc. (a)(b)	3,651	295,768
Advent Software, Inc. (b)	6,730	297,533
ANSYS, Inc. (a)(b)	3,206	292,515
Aspen Technology, Inc. (a)(b)	6,557	298,671
Autodesk, Inc. (a)(b)	5,431	271,957
Blackbaud, Inc. (b)	5,576	317,553
Bottomline Technologies, Inc. (a)(b)	10,292	286,221
BroadSoft, Inc. (a)	7,851	271,409
Cadence Design Systems, Inc. (a)(b)	14,792	290,811
Callidus Software, Inc. (a)	19,178	298,793
CDK Global, Inc.	5,755	310,655
Citrix Systems, Inc. (a)	4,083	286,463
Comverse, Inc. (a)(b)	12,095	242,868
Ebix, Inc. (b)	8,677	282,957
Ellie Mae, Inc. (a)(b)	4,523	315,660
EPIQ Systems, Inc.	10,249	173,003
ePlus, Inc. (a)(b)	3,518	269,655
FactSet Research Systems, Inc. (b)	1,754	285,043
Fair Isaac Corp. (b)	3,314	300,845
Glu Mobile, Inc. (a)	45,172	280,518
Guidewire Software, Inc. (a)(b)	5,795	306,729
HubSpot, Inc. (a)	5,722	283,697
Informatica Corp. (a)	6,059	293,680
Interactive Intelligence Group (a)(b)	6,477	288,032
Intuit, Inc.	2,777	279,838
Manhattan Associates, Inc. (a)	5,043	300,815
Mentor Graphics Corp. (b)	10,931	288,906
MicroStrategy, Inc. (a)	1,643	279,441
Monotype Imaging Holdings, Inc. (b)	11,754	283,389
Netscout Systems, Inc. (a)(b)	7,755	284,376
Nuance Communications, Inc. (a)	16,394	287,059
Paycom Software, Inc. (a)	8,107	276,854
Paylocity Holding Corp. (a)	8,128	291,389
Pegasystems, Inc. (b)	12,952	296,471
PROS Holdings, Inc. (a)(b)	14,022	296,004
PTC, Inc. (a)	7,082	290,504
QLIK Technologies, Inc. (a)	8,011	280,065
RealPage, Inc. (a)	15,096	287,881
Salesforce.com, Inc. (a)	4,091	284,856
Silver Spring Networks, Inc. (a)	19,517	242,206
SolarWinds, Inc. (a)(b)	6,046	278,902
Solera Holdings, Inc.	6,041	269,187
Splunk, Inc. (a)(b)	4,234	294,771
SS&C Technologies Holdings, Inc. (b)	4,764	297,750
Synchronoss Technologies, Inc. (a)(b)	6,107	279,273
Synopsys, Inc. (a)	5,783	292,909
Tangoe, Inc. (a)(b)	17,767	223,509
TiVo, Inc. (a)(b)	27,428	278,120
Tyler Technologies, Inc. (a)(b)	2,418	312,841
Ultimate Software Group, Inc. (a)(b)	1,784	293,183
Verint Systems, Inc. (a)(b)	4,604	279,670
Workday, Inc. (Class A) (a)(b)	3,652	278,976
Zendesk, Inc. (a)	12,827	284,888

		15,339,663

ASSET MANAGEMENT & CUSTODY BANKS — 0.5%
Actua Corp. (a)	18,729	267,076

DATA PROCESSING & OUTSOURCED SERVICES — 18.5%
Alliance Data Systems Corp. (a)(b)	970	283,182
Automatic Data Processing, Inc.	3,502	280,965
Blackhawk Network Holdings, Inc. (a)	7,696	317,075
Broadridge Financial Solutions, Inc.	5,574	278,756
Cardtronics, Inc. (a)(b)	7,642	283,136
Computer Sciences Corp.	4,334	284,484
Convergys Corp. (b)	11,564	294,766
CoreLogic, Inc. (a)	7,591	301,287
CSG Systems International, Inc. (b)	9,087	287,694
DST Systems, Inc.	2,383	300,210
Euronet Worldwide, Inc. (a)(b)	4,825	297,703
EVERTEC, Inc.	13,108	278,414
ExlService Holdings, Inc. (a)	8,516	294,483
Fidelity National Information Services, Inc.	4,641	286,814
Fiserv, Inc. (a)(b)	3,656	302,827
FleetCor Technologies, Inc. (a)	1,800	280,908
Genpact, Ltd. (a)	13,352	284,798
Global Payments, Inc.	2,793	288,936
Heartland Payment Systems, Inc.	5,408	292,302
Jack Henry & Associates, Inc. (b)	4,446	287,656
Mastercard, Inc. (Class A)	3,131	292,686
NeuStar, Inc. (Class A) (a)(b)	9,860	288,011
Paychex, Inc.	6,118	286,812
Sabre Corp.	12,073	287,337
Sykes Enterprises, Inc. (a)(b)	11,830	286,878
Syntel, Inc. (a)	6,258	297,130
TeleTech Holdings, Inc.	8,018	217,127
Total System Services, Inc. (b)	7,058	294,813
Vantiv, Inc. (Class A) (a)	7,195	274,777
VeriFone Systems, Inc. (a)(b)	8,014	272,155
Visa, Inc. (Class A) (b)	4,235	284,380
Western Union Co. (b)	13,538	275,228
WEX, Inc. (a)	2,565	292,333

		9,456,063

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.1%
CoStar Group, Inc. (a)	1,412	284,179
Global Cash Access Holdings, Inc. (a)(b)	36,001	278,648

		562,827

HOME ENTERTAINMENT SOFTWARE — 2.2%
Activision Blizzard, Inc. (b)	11,560	279,868
Electronic Arts, Inc. (a)	4,645	308,892
Take-Two Interactive Software, Inc. (a)(b)	10,384	286,287
Zynga, Inc. (Class A) (a)(b)	96,585	276,233

		1,151,280

INTERNET RETAIL — 1.1%
HomeAway, Inc. (a)	9,493	295,422
RetailMeNot, Inc. (a)	15,651	279,057

		574,479

INTERNET SOFTWARE & SERVICES — 24.3%
Akamai Technologies, Inc. (a)	3,998	279,140

See accompanying notes to financial statements.

309

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Bankrate, Inc. (a)(b)	23,028	$241,564
Bazaarvoice, Inc. (a)(b)	48,300	284,487
Blucora, Inc. (a)(b)	17,958	290,022
comScore, Inc. (a)(b)	5,094	271,306
Constant Contact, Inc. (a)(b)	10,107	290,677
Cornerstone OnDemand, Inc. (a)(b)	9,058	315,218
Cvent, Inc. (a)	11,293	291,134
Dealertrack Technologies, Inc. (a)(b)	7,368	462,637
Demandware, Inc. (a)(b)	4,391	312,112
DHI Group, Inc. (a)(b)	32,089	285,271
EarthLink Holdings Corp. (b)	40,002	299,615
eBay, Inc. (a)	4,892	294,694
Endurance International Group Holdings, Inc. (a)(b)	14,221	293,806
Envestnet, Inc. (a)(b)	6,792	274,601
Facebook, Inc. (Class A) (a)	3,573	306,438
Gogo, Inc. (a)	13,189	282,640
Google, Inc. (Class A) (a)	267	144,191
Google, Inc. (Class C) (a)	269	140,017
GrubHub, Inc. (a)	7,770	264,724
IAC/InterActiveCorp.	3,867	308,045
j2 Global, Inc. (b)	4,364	296,490
LendingClub Corp. (a)	16,818	248,066
LinkedIn Corp. (Class A) (a)	1,352	279,364
LivePerson, Inc. (a)(b)	29,629	290,661
LogMeIn, Inc. (a)(b)	4,416	284,788
Marketo, Inc. (a)(b)	10,156	284,977
Monster Worldwide, Inc. (a)(b)	47,511	310,722
NIC, Inc.	15,966	291,859
Pandora Media, Inc. (a)(b)	16,884	262,377
Rackspace Hosting, Inc. (a)	7,597	282,532
SciQuest, Inc. (a)(b)	12,428	184,059
Shutterstock, Inc. (a)(b)	4,666	273,614
SPS Commerce, Inc. (a)	4,390	288,862
Stamps.com, Inc. (a)	4,167	306,566
Textura Corp. (a)(b)	9,923	276,157
Twitter, Inc. (a)	8,179	296,243
VeriSign, Inc. (a)(b)	4,664	287,862
Web.com Group, Inc. (a)	12,952	313,698
WebMD Health Corp. (a)(b)	6,442	285,252
Xoom Corp. (a)(b)	13,473	283,674
Yahoo!, Inc. (a)	7,174	281,867
Yelp, Inc. (a)	6,667	286,881
Zillow Group, Inc. (Class A) (a)(b)	3,411	295,870

		12,424,780

IT CONSULTING & OTHER SERVICES — 10.5%
Accenture PLC (Class A) (b)	3,055	295,663
Acxiom Corp. (a)(b)	16,090	282,862
Booz Allen Hamilton Holding Corp.	11,510	290,512
CACI International, Inc. (Class A) (a)(b)	3,445	278,666
Cognizant Technology Solutions Corp. (Class A) (a)	4,616	281,992
EPAM Systems, Inc. (a)	4,170	297,029
Forrester Research, Inc.	4,069	146,565
Gartner, Inc. (a)	3,343	286,763
iGate Corp. (a)	6,172	294,343
International Business Machines Corp.	1,742	283,354
Leidos Holdings, Inc. (b)	6,868	277,261
ManTech International Corp. (Class A) (b)	10,182	295,278
MAXIMUS, Inc. (b)	4,563	299,926
Perficient, Inc. (a)	15,208	292,602
Science Applications International Corp.	5,778	305,367
Teradata Corp. (a)(b)	7,537	278,869
Unisys Corp. (a)(b)	14,178	283,418
Virtusa Corp. (a)(b)	6,038	310,353
Xerox Corp. (b)	26,286	279,683

		5,360,506

SYSTEMS SOFTWARE — 11.7%
Barracuda Networks, Inc. (a)	6,911	273,814
CA, Inc. (b)	9,742	285,343
CommVault Systems, Inc. (a)(b)	6,673	283,002
FireEye, Inc. (a)(b)	5,621	274,923
Fortinet, Inc. (a)(b)	7,065	291,996
Gigamon, Inc. (a)	8,726	287,871
Imperva, Inc. (a)	4,596	311,149
Infoblox, Inc. (a)	10,851	284,405
Microsoft Corp.	6,336	279,734
NetSuite, Inc. (a)(b)	3,140	288,095
Oracle Corp.	6,557	264,247
Progress Software Corp. (a)(b)	10,562	290,455
Proofpoint, Inc. (a)(b)	4,816	306,635
Qualys, Inc. (a)(b)	6,973	281,361
Red Hat, Inc. (a)(b)	3,726	282,915
Rovi Corp. (a)(b)	16,948	270,321
ServiceNow, Inc. (a)(b)	3,736	277,622
Symantec Corp.	12,277	285,440
Tableau Software, Inc. (Class A) (a)	2,466	284,330
VASCO Data Security International, Inc. (a)(b)	9,641	291,062
VMware, Inc. (Class A) (a)(b)	3,302	283,113

		5,977,833

TOTAL COMMON STOCKS —
(Cost $45,295,546)		51,114,507

SHORT TERM INVESTMENTS — 21.9%
MONEY MARKET FUNDS — 21.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,166,763	11,166,763
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	42,123	42,123

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,208,886)		11,208,886

TOTAL INVESTMENTS — 121.8% (f)
(Cost $56,504,432)		62,323,393
OTHER ASSETS & LIABILITIES — (21.8)%		(11,155,155)

NET ASSETS — 100.0%		$51,168,238

See accompanying notes to financial statements.

310

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

311

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 13.0%
8x8, Inc. (a)(b)	86,245	$772,755
Cogent Communications Holdings, Inc. (b)	55,012	1,861,606
Globalstar, Inc. (a)(b)	660,146	1,392,908
inContact, Inc. (a)(b)	86,031	849,126
Inteliquent, Inc. (b)	38,352	705,677
Iridium Communications, Inc. (a)(b)	141,209	1,283,590
Level 3 Communications, Inc. (a)(b)	32,291	1,700,767
Vonage Holdings Corp. (a)(b)	160,658	788,831

		9,355,260

COMMUNICATIONS EQUIPMENT — 59.7%
ADTRAN, Inc. (b)	105,063	1,707,274
Arris Group, Inc. (a)(b)	54,665	1,672,749
Black Box Corp.	9,487	189,740
Brocade Communications Systems, Inc. (b)	143,000	1,698,840
CalAmp Corp. (a)(b)	88,178	1,610,130
Calix, Inc. (a)(b)	43,701	332,565
Ciena Corp. (a)	68,880	1,631,078
Cisco Systems, Inc.	61,916	1,700,213
CommScope Holding Co., Inc. (a)	56,743	1,731,229
Comtech Telecommunications Corp.	21,733	631,344
EchoStar Corp. (Class A) (a)	16,286	792,802
F5 Networks, Inc. (a)	14,116	1,698,861
Finisar Corp. (a)(b)	77,524	1,385,354
Harmonic, Inc. (a)(b)	53,629	366,286
Harris Corp.	22,568	1,735,705
Infinera Corp. (a)(b)	82,102	1,722,500
InterDigital, Inc. (b)	29,609	1,684,456
Ixia (a)	38,502	478,965
JDS Uniphase Corp. (a)(b)	138,194	1,600,287
Juniper Networks, Inc. (b)	64,498	1,675,013
Motorola Solutions, Inc. (b)	30,595	1,754,317
Netgear, Inc. (a)(b)	46,610	1,399,232
Palo Alto Networks, Inc. (a)(b)	10,090	1,762,723
Plantronics, Inc. (b)	31,188	1,756,196
Polycom, Inc. (a)(b)	138,468	1,584,074
QUALCOMM, Inc.	26,397	1,653,244
Ruckus Wireless, Inc. (a)(b)	149,803	1,548,963
ShoreTel, Inc. (a)	59,438	402,990
Sonus Networks, Inc. (a)(b)	228,323	1,579,995
Ubiquiti Networks, Inc. (b)	54,037	1,724,591
ViaSat, Inc. (a)(b)	27,767	1,673,239

		42,884,955

INTEGRATED TELECOMMUNICATION SERVICES — 15.2%
AT&T, Inc. (b)	50,958	1,810,028
Atlantic Tele-Network, Inc. (b)	8,266	571,015
CenturyLink, Inc. (b)	54,245	1,593,718
Cincinnati Bell, Inc. (a)(b)	140,574	536,993
Consolidated Communications Holdings, Inc. (b)	45,648	959,065
Frontier Communications Corp. (b)	356,097	1,762,680
Shenandoah Telecommunications Co. (b)	11,935	408,535
Verizon Communications, Inc.	37,348	1,740,790
Windstream Holdings, Inc. (b)	235,778	1,504,264

		10,887,088

WIRELESS TELECOMMUNICATION SERVICES — 12.0%
RingCentral, Inc. (Class A) (a)(b)	59,461	1,099,434
SBA Communications Corp. (Class A) (a)	15,098	1,735,817
Sprint Corp. (a)(b)	381,537	1,739,809
T-Mobile US, Inc. (a)	45,252	1,754,420
Telephone & Data Systems, Inc.	58,497	1,719,812
US Cellular Corp. (a)(b)	15,265	575,032

		8,624,324

TOTAL COMMON STOCKS —
(Cost $76,662,213)		71,751,627

SHORT TERM INVESTMENTS — 18.6%
MONEY MARKET FUNDS — 18.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,333,121	13,333,121
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	21,840	21,840

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,354,961)		13,354,961

TOTAL INVESTMENTS — 118.5% (f)
(Cost $90,017,174)		85,106,588
OTHER ASSETS & LIABILITIES — (18.5)%		(13,263,427)

NET ASSETS — 100.0%		$71,843,161

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

312

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 20.8%
Atlas Air Worldwide Holdings, Inc. (a)	161,818	$8,893,517
C.H. Robinson Worldwide, Inc. (b)	138,826	8,661,354
Expeditors International of Washington, Inc.	183,887	8,478,110
FedEx Corp.	48,163	8,206,975
Forward Air Corp.	133,106	6,956,119
HUB Group, Inc. (Class A) (a)	203,714	8,217,823
Park-Ohio Holdings Corp.	27,434	1,329,452
United Parcel Service, Inc. (Class B)	88,444	8,571,108
UTI Worldwide, Inc. (a)(b)	893,507	8,926,135
XPO Logistics, Inc. (a)(b)	186,360	8,419,745

		76,660,338

AIRLINES — 24.7%
Alaska Air Group, Inc.	139,344	8,977,934
Allegiant Travel Co.	53,544	9,524,407
American Airlines Group, Inc.	217,360	8,680,272
Delta Air Lines, Inc.	215,031	8,833,473
Hawaiian Holdings, Inc. (a)	383,074	9,098,007
JetBlue Airways Corp. (a)(b)	453,035	9,405,007
Republic Airways Holdings, Inc. (a)	546,626	5,018,027
SkyWest, Inc.	373,719	5,620,734
Southwest Airlines Co.	252,748	8,363,431
Spirit Airlines, Inc. (a)	138,524	8,602,340
United Continental Holdings, Inc. (a)	167,352	8,871,329

		90,994,961

AIRPORT SERVICES — 1.2%
Wesco Aircraft Holdings, Inc. (a)	287,071	4,349,126

DATA PROCESSING & OUTSOURCED SERVICES — 2.4%
Echo Global Logistics, Inc. (a)	276,563	9,032,548

MARINE — 4.2%
Kirby Corp. (a)	114,609	8,785,926
Matson, Inc.	156,042	6,560,006

		15,345,932

RAILROADS — 11.4%
CSX Corp.	254,606	8,312,886
Genesee & Wyoming, Inc. (Class A) (a)	110,121	8,389,018
Kansas City Southern	93,937	8,567,054
Norfolk Southern Corp.	96,457	8,426,484
Union Pacific Corp.	88,025	8,394,944

		42,090,386

TRUCKING — 35.1%
AMERCO, Inc.	20,158	6,589,852
ArcBest Corp.	251,944	8,011,819
Avis Budget Group, Inc. (a)	175,454	7,734,012
Celadon Group, Inc.	200,124	4,138,564
Con-way, Inc.	216,546	8,308,870
Heartland Express, Inc. (b)	421,652	8,530,020
Hertz Global Holdings, Inc. (a)	423,265	7,669,562
J.B. Hunt Transport Services, Inc.	102,541	8,417,591
Knight Transportation, Inc.	309,562	8,277,688
Landstar System, Inc.	132,115	8,834,530
Marten Transport, Ltd.	95,084	2,063,323
Old Dominion Freight Line, Inc. (a)	125,928	8,639,290
Roadrunner Transportation Systems, Inc. (a)	118,365	3,053,817
Ryder Systems, Inc.	94,228	8,232,700
Saia, Inc. (a)	210,001	8,250,939
Swift Transportation Co. (a)	368,565	8,355,369
Werner Enterprises, Inc. (b)	314,196	8,247,645
YRC Worldwide, Inc. (a)	444,921	5,775,075

		129,130,666

TOTAL COMMON STOCKS —
(Cost $392,154,236)		367,603,957

SHORT TERM INVESTMENTS — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	15,742,102	15,742,102
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	700,378	700,378

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,442,480)		16,442,480

TOTAL INVESTMENTS — 104.2% (f)
(Cost $408,596,716)		384,046,437
OTHER ASSETS & LIABILITIES — (4.2)%		(15,651,032)

NET ASSETS — 100.0%		$368,395,405

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

313

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.1%
AAR Corp. (a)	20	$637
Aerojet Rocketdyne Holdings, Inc. (a)(b)	48	989
Aerovironment, Inc. (a)(b)	9	235
American Science & Engineering, Inc. (a)	3	131
B/E Aerospace, Inc. (a)	29	1,592
Boeing Co.	314	43,558
Cubic Corp.	15	714
Curtiss-Wright Corp.	33	2,390
Engility Holdings, Inc. (a)	36	906
Esterline Technologies Corp. (a)(b)	21	2,002
General Dynamics Corp.	183	25,929
Honeywell International, Inc.	329	33,548
Huntington Ingalls Industries, Inc.	23	2,590
KLX, Inc. (a)(b)	14	618
L-3 Communications Holdings, Inc.	81	9,184
Lockheed Martin Corp. (a)	148	27,513
Moog, Inc. (Class A) (b)	33	2,332
National Presto Industries, Inc.	6	482
Northrop Grumman Corp. (a)	110	17,449
Orbital ATK, Inc.	38	2,788
Precision Castparts Corp.	48	9,594
Raytheon Co. (a)	170	16,266
Rockwell Collins, Inc. (a)	54	4,987
Teledyne Technologies, Inc. (a)(b)	21	2,216
Textron, Inc.	111	4,954
Triumph Group, Inc.	27	1,782
United Technologies Corp.	480	53,246

		268,632

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)(b)	39	2,144
C.H. Robinson Worldwide, Inc. (a)	69	4,305
Expeditors International of Washington, Inc. (a)	66	3,043
FedEx Corp.	146	24,879
Forward Air Corp. (a)	9	470
HUB Group, Inc. (Class A) (b)	21	847
United Parcel Service, Inc. (Class B)	452	43,803
UTI Worldwide, Inc. (a)(b)	177	1,768

		81,259

AIRLINES — 0.4%
Alaska Air Group, Inc.	50	3,221
Allegiant Travel Co. (a)	9	1,601
American Airlines Group, Inc.	198	7,907
Delta Air Lines, Inc.	536	22,019
JetBlue Airways Corp. (a)(b)	213	4,422
Republic Airways Holdings, Inc. (a)(b)	98	900
SkyWest, Inc.	84	1,263
Southwest Airlines Co.	229	7,578

		48,911

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)	78	4,434
Dana Holding Corp.	161	3,313
Delphi Automotive PLC	114	9,700
Dorman Products, Inc. (a)(b)	23	1,096
Drew Industries, Inc. (a)	12	696
Gentex Corp.	96	1,576
Goodyear Tire & Rubber Co.	308	9,286
Johnson Controls, Inc.	427	21,149
Standard Motor Products, Inc.	21	738
Superior Industries International, Inc. (a)	24	440

		52,428

AUTOMOBILES — 1.7%
Ford Motor Co.	7,688	115,397
General Motors Co.	2,629	87,624
Harley-Davidson, Inc. (a)	71	4,001
Thor Industries, Inc. (a)	36	2,026
Winnebago Industries, Inc. (a)	15	354

		209,402

BANKS — 9.5%
Associated Banc-Corp. (a)	123	2,493
BancorpSouth, Inc. (a)	12	309
Bank of America Corp.	12,154	206,861
Bank of Hawaii Corp. (a)	30	2,000
Bank of the Ozarks, Inc. (a)	24	1,098
Banner Corp. (a)	24	1,150
BB&T Corp.	588	23,702
BBCN Bancorp, Inc.	27	399
Boston Private Financial Holdings, Inc.	39	523
Cardinal Financial Corp. (a)	59	1,286
Cathay General Bancorp	39	1,266
Citigroup, Inc.	3,244	179,199
City Holding Co. (a)	12	591
City National Corp.	30	2,712
Columbia Banking System, Inc.	18	586
Comerica, Inc.	98	5,029
Commerce Bancshares, Inc. (a)	51	2,385
Community Bank System, Inc. (a)	24	907
Cullen/Frost Bankers, Inc. (a)	42	3,300
CVB Financial Corp. (a)	63	1,109
East West Bancorp, Inc.	66	2,958
F.N.B. Corp. (a)	114	1,633
Fifth Third Bancorp	871	18,134
First BanCorp- Puerto Rico (b)	114	550
First Commonwealth Financial Corp. (a)	84	806
First Financial Bancorp	48	861
First Financial Bankshares, Inc.	30	1,039
First Horizon National Corp. (a)	202	3,165
First Midwest Bancorp, Inc.	51	967
First Niagara Financial Group, Inc.	338	3,191
FirstMerit Corp. (a)	76	1,583
Fulton Financial Corp.	132	1,724
Glacier Bancorp, Inc. (a)	51	1,500
Hancock Holding Co. (a)	86	2,744
Hanmi Financial Corp. (a)	24	596
Home Bancshares, Inc.	24	877
Huntington Bancshares, Inc.	511	5,779
Independent Bank Corp.-Massachusetts	12	563
International Bancshares Corp. (a)	54	1,451
JPMorgan Chase & Co. (a)	4,308	291,910
KeyCorp	642	9,643
LegacyTexas Financial Group, Inc.	15	453

See accompanying notes to financial statements.

314

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

M&T Bank Corp. (a)	74	$9,245
MB Financial, Inc. (a)	35	1,205
National Penn Bancshares, Inc.	81	914
NBT Bancorp, Inc.	27	707
Old National Bancorp	63	911
PacWest Bancorp (a)	36	1,683
People’s United Financial, Inc. (a)	286	4,636
Pinnacle Financial Partners, Inc. (a)	24	1,305
PNC Financial Services Group, Inc.	425	40,651
PrivateBancorp, Inc. (a)	42	1,672
Prosperity Bancshares, Inc.	24	1,386
Regions Financial Corp.	1,436	14,877
S&T Bancorp, Inc. (a)	24	710
Signature Bank (a)(b)	18	2,635
Simmons First National Corp. (Class A)	12	560
Sterling Bancorp	74	1,088
SunTrust Banks, Inc.	414	17,810
Susquehanna Bancshares, Inc.	123	1,737
SVB Financial Group (b)	21	3,024
Synovus Financial Corp.	107	3,298
TCF Financial Corp.	144	2,392
Texas Capital Bancshares, Inc. (a)(b)	15	934
Tompkins Financial Corp. (a)	12	645
Trustmark Corp. (a)	45	1,124
U.S. Bancorp	1,157	50,214
UMB Financial Corp.	24	1,369
Umpqua Holdings Corp. (a)	75	1,349
United Bankshares, Inc. (a)	33	1,328
United Community Banks, Inc. (a)	86	1,795
Valley National Bancorp (a)	159	1,639
Webster Financial Corp.	51	2,017
Wells Fargo & Co.	3,828	215,287
Westamerica Bancorp. (a)	15	760
Wilshire Bancorp, Inc.	45	568
Wintrust Financial Corp. (a)	24	1,281
Zions Bancorp. (a)	162	5,141

		1,186,929

BEVERAGES — 1.1%
Boston Beer Co., Inc. (Class A) (b)	3	696
Brown-Forman Corp. (Class B) (a)	47	4,708
Coca-Cola Co.	1,625	63,749
Coca-Cola Enterprises, Inc.	141	6,125
Constellation Brands, Inc. (Class A)	71	8,237
Dr. Pepper Snapple Group, Inc. (a)	81	5,905
Molson Coors Brewing Co. (Class B)	111	7,749
Monster Beverage Corp. (b)	36	4,825
PepsiCo, Inc.	432	40,323

		142,317

BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (b)	26	867
Alexion Pharmaceuticals, Inc. (b)	27	4,881
Amgen, Inc.	210	32,239
Biogen, Inc. (b)	50	20,197
Celgene Corp. (b)	109	12,615
Emergent Biosolutions, Inc. (a)(b)	21	692
Gilead Sciences, Inc. (a)	434	50,813
Momenta Pharmaceuticals, Inc. (a)(b)	30	684
Regeneron Pharmaceuticals, Inc. (a)(b)	12	6,122
Spectrum Pharmaceuticals, Inc. (a)(b)	129	882
United Therapeutics Corp. (a)(b)	14	2,435
Vertex Pharmaceuticals, Inc. (b)	36	4,445

		136,872

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp. (a)	24	1,727
AAON, Inc. (a)	20	450
Allegion PLC	15	902
Apogee Enterprises, Inc.	27	1,421
Fortune Brands Home & Security, Inc. (a)	54	2,474
Gibraltar Industries, Inc. (b)	24	489
Griffon Corp. (a)	51	812
Lennox International, Inc.	14	1,508
Masco Corp. (a)	119	3,174
Quanex Building Products Corp.	21	450
Simpson Manufacturing Co., Inc.	21	714
Universal Forest Products, Inc.	18	937

		15,058

CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc. (b)	15	3,279
Ameriprise Financial, Inc.	106	13,243
Bank of New York Mellon Corp.	617	25,895
BlackRock, Inc. (a)	70	24,219
Calamos Asset Management, Inc. (Class A)	33	404
Charles Schwab Corp. (a)	307	10,024
E*TRADE Financial Corp. (a)(b)	138	4,133
Eaton Vance Corp. (a)	48	1,878
Evercore Partners, Inc. (Class A)	24	1,295
Federated Investors, Inc. (Class B) (a)	66	2,210
Financial Engines, Inc. (a)	9	382
Franklin Resources, Inc. (a)	281	13,777
Goldman Sachs Group, Inc.	331	69,110
Greenhill & Co., Inc. (a)	15	620
HFF, Inc. (Class A)	27	1,127
Interactive Brokers Group, Inc. (Class A)	38	1,579
Invesco, Ltd.	185	6,936
Investment Technology Group, Inc.	42	1,042
Janus Capital Group, Inc. (a)	123	2,106
Legg Mason, Inc.	59	3,040
Morgan Stanley (a)	2,996	116,215
Northern Trust Corp. (a)	105	8,028
Piper Jaffray Co., Inc. (b)	27	1,178
Raymond James Financial, Inc.	69	4,111
SEI Investments Co.	42	2,059
State Street Corp. (c)	166	12,782
Stifel Financial Corp. (b)	24	1,386
T. Rowe Price Group, Inc.	110	8,550
Virtus Investment Partners, Inc. (a)	3	397
Waddell & Reed Financial, Inc. (Class A) (a)	21	994

		341,999

CHEMICALS — 2.1%
A. Schulman, Inc.	27	1,181
Air Products & Chemicals, Inc.	83	11,357
Airgas, Inc.	39	4,125

See accompanying notes to financial statements.

315

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Albemarle Corp. (a)	36	$1,990
American Vanguard Corp. (a)	9	124
Ashland, Inc.	39	4,754
Balchem Corp.	6	334
Cabot Corp.	47	1,753
Calgon Carbon Corp.	27	523
CF Industries Holdings, Inc.	165	10,606
Cytec Industries, Inc.	24	1,453
Dow Chemical Co. (a)	888	45,439
E. I. du Pont de Nemours & Co. (a)	374	23,917
Eastman Chemical Co.	101	8,264
Ecolab, Inc.	74	8,367
FMC Corp. (a)	42	2,207
FutureFuel Corp. (a)	78	1,004
H.B. Fuller Co. (a)	24	975
Hawkins, Inc. (a)	6	242
Innophos Holdings, Inc. (a)	21	1,105
International Flavors & Fragrances, Inc. (a)	21	2,295
Intrepid Potash, Inc. (b)	33	394
Koppers Holdings, Inc.	15	371
Kraton Performance Polymers, Inc. (a)(b)	27	645
LSB Industries, Inc. (b)	12	490
LyondellBasell Industries NV (Class A) (a)	423	43,789
Minerals Technologies, Inc.	18	1,226
Monsanto Co.	164	17,481
Mosaic Co.	304	14,242
NewMarket Corp.	3	1,332
Olin Corp. (a)	66	1,779
OM Group, Inc.	12	403
PolyOne Corp.	35	1,371
PPG Industries, Inc. (a)	116	13,308
Praxair, Inc. (a)	128	15,302
Quaker Chemical Corp. (a)	9	800
Rayonier Advanced Materials, Inc.	29	472
RPM International, Inc. (a)	54	2,644
Scotts Miracle-Gro Co. (Class A)	27	1,599
Sensient Technologies Corp.	30	2,050
Sherwin-Williams Co.	17	4,675
Sigma-Aldrich Corp.	26	3,623
Stepan Co.	12	649
Tredegar Corp.	21	464
Valspar Corp. (a)	36	2,946

		264,070

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	56	1,841
ADT Corp. (a)	141	4,733
Brady Corp. (Class A)	30	742
Brink’s Co. (a)	78	2,296
Cintas Corp. (a)	51	4,314
Clean Harbors, Inc. (a)(b)	18	967
Copart, Inc. (a)(b)	51	1,810
Deluxe Corp.	24	1,488
Essendant, Inc. (a)	45	1,766
G & K Services, Inc. (Class A)	15	1,037
Healthcare Services Group, Inc. (a)	27	892
Herman Miller, Inc.	30	868
HNI Corp. (a)	33	1,688
Interface, Inc.	27	676
Matthews International Corp. (Class A)	18	957
Mobile Mini, Inc. (a)	24	1,009
MSA Safety, Inc.	18	873
Pitney Bowes, Inc. (a)	202	4,204
R.R. Donnelley & Sons Co.	402	7,007
Republic Services, Inc. (a)	273	10,693
Rollins, Inc.	63	1,797
Stericycle, Inc. (b)	27	3,616
Tetra Tech, Inc. (a)	39	1,000
Tyco International PLC	232	8,927
UniFirst Corp.	12	1,342
Viad Corp.	18	488
Waste Connections, Inc.	48	2,262
Waste Management, Inc.	236	10,939

		80,232

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc. (a)	24	390
Arris Group, Inc. (a)(b)	75	2,295
Bel Fuse, Inc. (Class B) (a)	9	185
Black Box Corp.	18	360
Ciena Corp. (a)(b)	33	781
Cisco Systems, Inc.	2,825	77,575
Comtech Telecommunications Corp.	15	436
Digi International, Inc. (b)	18	172
F5 Networks, Inc. (b)	18	2,166
Harmonic, Inc. (a)(b)	63	430
Harris Corp.	64	4,922
InterDigital, Inc. (a)	29	1,650
Ixia (b)	99	1,232
JDS Uniphase Corp. (a)(b)	90	1,042
Juniper Networks, Inc. (a)	188	4,882
Motorola Solutions, Inc. (a)	88	5,046
Netgear, Inc. (a)(b)	18	540
Plantronics, Inc. (a)	15	845
Polycom, Inc. (a)(b)	75	858
QUALCOMM, Inc.	682	42,714
ViaSat, Inc. (a)(b)	15	904

		149,425

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)(b)	122	4,036
Aegion Corp. (a)(b)	27	511
Comfort Systems USA, Inc.	42	964
Dycom Industries, Inc. (b)	21	1,236
EMCOR Group, Inc.	41	1,959
Fluor Corp.	171	9,065
Granite Construction, Inc. (a)	30	1,065
Jacobs Engineering Group, Inc. (a)(b)	137	5,565
KBR, Inc.	282	5,493
Orion Marine Group, Inc. (a)(b)	24	173
Quanta Services, Inc. (b)	173	4,986

		35,053

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	15	1,145
Headwaters, Inc. (a)(b)	60	1,093
Martin Marietta Materials, Inc. (a)	17	2,406

See accompanying notes to financial statements.

316

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Vulcan Materials Co. (a)	41	$3,441

		8,085

CONSUMER FINANCE — 1.0%
American Express Co.	569	44,223
Capital One Financial Corp. (a)	590	51,902
Cash America International, Inc. (a)	56	1,467
Discover Financial Services	291	16,767
Encore Capital Group, Inc. (a)(b)	18	769
Enova International, Inc. (b)	50	934
Ezcorp, Inc. (Class A) (a)(b)	27	201
First Cash Financial Services, Inc. (b)	6	274
Green Dot Corp. (Class A) (a)(b)	69	1,319
Navient Corp.	464	8,449
PRA Group, Inc. (a)(b)	27	1,682
SLM Corp. (a)(b)	58	573
World Acceptance Corp. (a)(b)	12	738

		129,298

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (a)	30	1,913
Avery Dennison Corp.	81	4,936
Ball Corp.	53	3,718
Bemis Co., Inc. (a)	84	3,781
Greif, Inc. (Class A) (a)	48	1,721
MeadWestvaco Corp.	97	4,578
Myers Industries, Inc. (a)	21	399
Owens-Illinois, Inc. (b)	132	3,028
Packaging Corp. of America	39	2,437
Rock-Tenn Co. (Class A) (a)	102	6,140
Sealed Air Corp. (a)	61	3,134
Silgan Holdings, Inc.	36	1,899
Sonoco Products Co.	81	3,472

		41,156

DISTRIBUTORS — 0.1%
Genuine Parts Co.	85	7,610
LKQ Corp. (b)	90	2,722
Pool Corp. (a)	21	1,474
VOXX International Corp. (a)(b)	30	248

		12,054

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (b)	6	154
Apollo Education Group, Inc. (b)	188	2,422
Capella Education Co.	9	483
Career Education Corp. (a)(b)	84	277
DeVry Education Group, Inc. (a)	48	1,439
Graham Holdings Co. (Class B) (a)	5	5,375
H&R Block, Inc. (a)	107	3,173
Regis Corp. (a)(b)	57	898
Service Corp. International	69	2,031
Sotheby’s (a)	24	1,086
Strayer Education, Inc. (b)	9	388
Universal Technical Institute, Inc. (a)	15	129

		17,855

DIVERSIFIED FINANCIAL SERVICES — 2.3%
Berkshire Hathaway, Inc. (Class B) (b)	1,786	243,092
CBOE Holdings, Inc. (a)	21	1,202
CME Group, Inc. (a)	206	19,170
Intercontinental Exchange, Inc.	24	5,367
Leucadia National Corp. (a)	309	7,502
MarketAxess Holdings, Inc. (a)	14	1,299
McGraw Hill Financial, Inc.	37	3,717
Moody’s Corp. (a)	38	4,102
MSCI, Inc.	27	1,662
NASDAQ OMX Group, Inc. (a)	96	4,686

		291,799

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc. (a)	5,997	213,013
Atlantic Tele-Network, Inc. (a)	15	1,036
CenturyLink, Inc. (a)	1,086	31,907
Cincinnati Bell, Inc. (b)	193	737
Frontier Communications Corp. (a)	1,072	5,306
General Communication, Inc. (Class A) (b)	54	919
Iridium Communications, Inc. (a)(b)	154	1,400
Level 3 Communications, Inc. (a)(b)	84	4,424
Lumos Networks Corp.	6	89
Verizon Communications, Inc. (a)	2,659	123,936

		382,767

ELECTRIC UTILITIES — 2.2%
ALLETE, Inc. (a)	30	1,392
American Electric Power Co., Inc. (a)	484	25,638
Cleco Corp.	39	2,100
Duke Energy Corp. (a)	578	40,818
Edison International (a)	266	14,784
El Paso Electric Co.	27	936
Entergy Corp.	209	14,735
Eversource Energy (a)	220	9,990
Exelon Corp. (a)	993	31,200
FirstEnergy Corp.	487	15,852
Great Plains Energy, Inc. (a)	150	3,624
Hawaiian Electric Industries, Inc.	87	2,587
IDACORP, Inc. (a)	42	2,358
NextEra Energy, Inc.	245	24,017
OGE Energy Corp.	132	3,771
Pepco Holdings, Inc.	206	5,550
Pinnacle West Capital Corp. (a)	123	6,997
PNM Resources, Inc.	87	2,140
PPL Corp. (a)	624	18,389
Southern Co. (a)	891	37,333
UIL Holdings Corp.	36	1,650
Westar Energy, Inc.	84	2,874
Xcel Energy, Inc.	385	12,389

		281,124

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc. (a)	2	360
AMETEK, Inc. (a)	67	3,670
AZZ, Inc.	12	622
Eaton Corp. PLC	263	17,750
Emerson Electric Co.	445	24,666
Encore Wire Corp. (a)	12	531
EnerSys (a)	17	1,195
Franklin Electric Co., Inc.	24	776
General Cable Corp. (a)	81	1,598
Hubbell, Inc. (Class B)	27	2,924

See accompanying notes to financial statements.

317

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Powell Industries, Inc.	9	$317
Regal Beloit Corp.	24	1,742
Rockwell Automation, Inc.	57	7,105
Vicor Corp. (b)	33	402

		63,658

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilysys, Inc. (a)(b)	15	138
Amphenol Corp. (Class A)	67	3,884
Anixter International, Inc. (a)(b)	53	3,453
Arrow Electronics, Inc. (b)	176	9,821
Avnet, Inc. (a)	283	11,634
Badger Meter, Inc. (a)	6	381
Belden, Inc.	1	81
Benchmark Electronics, Inc. (b)	60	1,307
Checkpoint Systems, Inc.	39	397
Cognex Corp. (a)	18	866
Coherent, Inc. (b)	23	1,460
Corning, Inc. (a)	868	17,126
CTS Corp.	24	462
Daktronics, Inc. (a)	30	356
DTS, Inc. (b)	6	183
Electro Scientific Industries, Inc.	12	63
FARO Technologies, Inc. (a)(b)	3	140
FEI Co. (a)	15	1,244
FLIR Systems, Inc. (a)	57	1,757
II-VI, Inc. (b)	24	456
Ingram Micro, Inc. (Class A) (a)(b)	314	7,859
Insight Enterprises, Inc. (a)(b)	72	2,153
IPG Photonics Corp. (b)	15	1,278
Itron, Inc. (a)(b)	27	930
Jabil Circuit, Inc. (a)	379	8,069
Keysight Technologies, Inc. (b)	57	1,778
Knowles Corp. (a)(b)	50	905
Littelfuse, Inc.	9	854
Mercury Computer Systems, Inc. (b)	18	264
Methode Electronics, Inc. (Class A)	27	741
Mettler-Toledo International, Inc. (a)(b)	9	3,073
MTS Systems Corp.	6	414
National Instruments Corp. (a)	36	1,061
Newport Corp. (a)(b)	24	455
OSI Systems, Inc. (b)	9	637
Park Electrochemical Corp.	9	172
Plexus Corp. (a)(b)	27	1,185
Rofin-Sinar Technologies, Inc. (b)	18	497
Rogers Corp. (b)	9	595
Sanmina Corp. (b)	164	3,306
Scansource, Inc. (a)(b)	24	913
SYNNEX Corp. (a)	42	3,074
TE Connectivity, Ltd.	172	11,060
Tech Data Corp. (b)	63	3,626
Trimble Navigation, Ltd. (b)	78	1,830
TTM Technologies, Inc. (a)(b)	57	569
Vishay Intertechnology, Inc. (a)	144	1,682
Zebra Technologies Corp. (Class A) (a)(b)	24	2,665

		116,854

ENERGY EQUIPMENT & SERVICES — 1.8%
Atwood Oceanics, Inc. (a)	117	3,093
Baker Hughes, Inc.	297	18,325
Basic Energy Services, Inc. (a)(b)	30	226
Bristow Group, Inc. (a)	21	1,119
Cameron International Corp. (a)(b)	190	9,950
CARBO Ceramics, Inc. (a)	39	1,624
Diamond Offshore Drilling, Inc. (a)	138	3,562
Dresser-Rand Group, Inc. (b)	36	3,066
Dril-Quip, Inc. (b)	15	1,129
Ensco PLC (Class A) (a)	456	10,155
Era Group, Inc. (a)(b)	18	369
Exterran Holdings, Inc. (a)	62	2,024
FMC Technologies, Inc. (b)	128	5,311
Geospace Technologies Corp. (a)(b)	3	69
Gulf Island Fabrication, Inc.	9	101
Halliburton Co.	580	24,981
Helix Energy Solutions Group, Inc. (a)(b)	78	985
Helmerich & Payne, Inc. (a)	105	7,394
Hornbeck Offshore Services, Inc. (a)(b)	15	308
ION Geophysical Corp. (a)(b)	69	74
Matrix Service Co. (a)(b)	21	384
Nabors Industries, Ltd. (a)	564	8,138
National Oilwell Varco, Inc. (a)	474	22,885
Newpark Resources, Inc. (b)	150	1,219
Noble Corp. PLC (a)	471	7,249
Oceaneering International, Inc.	55	2,562
Oil States International, Inc. (a)(b)	100	3,723
Paragon Offshore PLC (a)	84	92
Patterson-UTI Energy, Inc. (a)	285	5,362
Pioneer Energy Services Corp. (b)	54	342
Rowan Cos. PLC (Class A) (a)	243	5,130
Schlumberger, Ltd. (a)	611	52,662
SEACOR Holdings, Inc. (a)(b)	18	1,277
Superior Energy Services, Inc. (a)	138	2,904
Tesco Corp. (a)	87	948
Tetra Technologies, Inc. (b)	63	402
Tidewater, Inc. (a)	91	2,068
Transocean, Ltd. (a)	663	10,688
Unit Corp. (a)(b)	90	2,441

		224,341

FOOD & STAPLES RETAILING — 3.3%
Andersons, Inc. (a)	39	1,521
Casey’s General Stores, Inc. (a)	30	2,872
Costco Wholesale Corp.	256	34,575
CVS Health Corp.	534	56,006
Kroger Co. (a)	481	34,877
SpartanNash Co.	60	1,953
SUPERVALU, Inc. (a)(b)	349	2,824
Sysco Corp.	581	20,974
United Natural Foods, Inc. (a)(b)	30	1,910
Wal-Mart Stores, Inc. (a)	3,069	217,684
Walgreens Boots Alliance, Inc.	418	35,296
Whole Foods Market, Inc.	113	4,457

		414,949

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	1,236	59,600

See accompanying notes to financial statements.

318

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

B&G Foods, Inc. (a)	27	$770
Cal-Maine Foods, Inc.	48	2,506
Calavo Growers, Inc. (a)	6	312
Campbell Soup Co. (a)	174	8,291
ConAgra Foods, Inc.	277	12,110
Darling Ingredients, Inc. (b)	179	2,624
Dean Foods Co.	183	2,959
Diamond Foods, Inc. (a)(b)	15	471
Flowers Foods, Inc. (a)	68	1,438
General Mills, Inc.	289	16,103
Hain Celestial Group, Inc. (a)(b)	36	2,371
Hershey Co.	53	4,708
Hormel Foods Corp. (a)	110	6,201
Ingredion, Inc. (a)	45	3,591
J&J Snack Foods Corp. (a)	9	996
J.M. Smucker Co.	57	6,179
Kellogg Co. (a)	202	12,665
Keurig Green Mountain, Inc. (a)	39	2,989
Kraft Foods Group, Inc.	172	14,644
Lancaster Colony Corp.	12	1,090
McCormick & Co., Inc. (a)	41	3,319
Mead Johnson Nutrition Co.	53	4,782
Mondelez International, Inc. (Class A)	1,072	44,102
Post Holdings, Inc. (a)(b)	15	809
Sanderson Farms, Inc.	15	1,127
Seneca Foods Corp. (Class A) (a)(b)	12	333
Snyders-Lance, Inc. (a)	30	968
Tootsie Roll Industries, Inc. (a)	21	679
TreeHouse Foods, Inc. (a)(b)	21	1,702
Tyson Foods, Inc. (Class A)	569	24,257
WhiteWave Foods Co. (Class A) (b)	48	2,346

		247,042

GAS UTILITIES — 0.3%
AGL Resources, Inc.	104	4,842
Atmos Energy Corp.	65	3,333
Laclede Group, Inc.	24	1,250
National Fuel Gas Co. (a)	54	3,180
New Jersey Resources Corp.	66	1,818
Northwest Natural Gas Co.	21	886
ONE Gas, Inc. (a)	30	1,277
Piedmont Natural Gas Co., Inc.	51	1,801
Questar Corp.	107	2,237
South Jersey Industries, Inc.	36	890
Southwest Gas Corp. (a)	36	1,916
UGI Corp.	185	6,373
WGL Holdings, Inc. (a)	45	2,443

		32,246

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abaxis, Inc. (a)	6	309
Abbott Laboratories	723	35,485
Align Technology, Inc. (a)(b)	24	1,505
Analogic Corp.	6	473
Baxter International, Inc. (a)	315	22,028
Becton, Dickinson and Co.	61	8,641
Boston Scientific Corp. (a)(b)	451	7,983
C.R. Bard, Inc.	21	3,585
Cantel Medical Corp.	14	751
CONMED Corp. (a)	18	1,049
Cooper Cos., Inc. (a)	15	2,670
CryoLife, Inc. (a)	18	203
Cyberonics, Inc. (b)	9	535
DENTSPLY International, Inc.	54	2,784
Edwards Lifesciences Corp. (b)	36	5,127
Greatbatch, Inc. (a)(b)	18	971
Haemonetics Corp. (a)(b)	24	993
Halyard Health, Inc. (a)(b)	20	810
Hill-Rom Holdings, Inc. (a)	33	1,793
Hologic, Inc. (b)	114	4,339
ICU Medical, Inc. (b)	6	574
IDEXX Laboratories, Inc. (a)(b)	20	1,283
Integra LifeSciences Holdings Corp. (a)(b)	15	1,011
Intuitive Surgical, Inc. (b)	12	5,814
Invacare Corp. (a)	48	1,038
Masimo Corp. (b)	12	465
Medtronic PLC (a)	307	22,749
Meridian Bioscience, Inc. (a)	18	335
Merit Medical Systems, Inc. (b)	21	452
Natus Medical, Inc. (b)	15	638
Neogen Corp. (a)(b)	9	427
NuVasive, Inc. (a)(b)	24	1,137
ResMed, Inc. (a)	27	1,522
Sirona Dental Systems, Inc. (b)	21	2,109
St. Jude Medical, Inc.	108	7,892
STERIS Corp. (a)	33	2,126
Stryker Corp. (a)	120	11,468
SurModics, Inc. (a)(b)	6	140
Teleflex, Inc. (a)	15	2,032
Thoratec Corp. (b)	21	936
Varian Medical Systems, Inc. (b)	42	3,542
West Pharmaceutical Services, Inc.	15	871
Zimmer Biomet Holdings, Inc.	50	5,461

		176,056

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc. (a)	229	29,188
Air Methods Corp. (a)(b)	18	744
Almost Family, Inc. (a)(b)	9	359
Amedisys, Inc. (b)	51	2,026
AmerisourceBergen Corp.	241	25,628
AMN Healthcare Services, Inc. (b)	45	1,422
AmSurg Corp. (a)(b)	27	1,889
Anthem, Inc.	261	42,841
Bio-Reference Laboratories, Inc. (b)	12	495
Cardinal Health, Inc.	353	29,528
Centene Corp. (a)(b)	66	5,306
Chemed Corp. (a)	12	1,573
Cigna Corp.	109	17,658
Community Health Systems, Inc. (a)(b)	135	8,501
Corvel Corp. (a)(b)	12	384
Cross Country Healthcare, Inc. (b)	51	647
DaVita HealthCare Partners, Inc. (a)(b)	90	7,152
Ensign Group, Inc.	15	766
Express Scripts Holding Co. (a)(b)	472	41,980
Hanger, Inc. (a)(b)	24	563
HCA Holdings, Inc. (b)	288	26,127
Health Net, Inc. (b)	82	5,258
Healthways, Inc. (a)(b)	54	647

See accompanying notes to financial statements.

319

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Henry Schein, Inc. (a)(b)	41	$5,827
HMS Holdings Corp. (a)(b)	21	361
Humana, Inc. (a)	97	18,554
IPC Healthcare, Inc. (a)(b)	9	499
Kindred Healthcare, Inc.	98	1,988
Laboratory Corp. of America Holdings (a)(b)	42	5,091
Landauer, Inc. (a)	6	214
LHC Group, Inc. (b)	18	689
LifePoint Health, Inc. (b)	54	4,695
Magellan Health, Inc. (b)	30	2,102
McKesson Corp.	190	42,714
MEDNAX, Inc. (b)	48	3,557
Molina Healthcare, Inc. (a)(b)	48	3,374
Omnicare, Inc. (a)	47	4,430
Owens & Minor, Inc. (a)	131	4,454
Patterson Cos., Inc. (a)	57	2,773
PharMerica Corp. (a)(b)	48	1,598
Quest Diagnostics, Inc. (a)	84	6,092
Select Medical Holdings Corp. (a)	112	1,814
Tenet Healthcare Corp. (b)	116	6,714
UnitedHealth Group, Inc.	554	67,588
Universal Health Services, Inc. (Class B) (a)	30	4,263
VCA, Inc. (a)(b)	51	2,775
WellCare Health Plans, Inc. (b)	50	4,242

		447,090

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (b)	66	903
Cerner Corp. (a)(b)	69	4,765
Computer Programs and Systems, Inc. (a)	3	160
Medidata Solutions, Inc. (b)	12	652
Omnicell, Inc. (b)	15	566

		7,046

HOTELS, RESTAURANTS & LEISURE — 1.3%
Biglari Holdings, Inc. (b)	3	1,241
BJ’s Restaurants, Inc. (b)	9	436
Bob Evans Farms, Inc.	24	1,225
Boyd Gaming Corp. (a)(b)	93	1,390
Brinker International, Inc. (a)	18	1,038
Buffalo Wild Wings, Inc. (a)(b)	6	940
Carnival Corp.	482	23,806
Cheesecake Factory, Inc. (a)	30	1,636
Chipotle Mexican Grill, Inc. (b)	7	4,235
Cracker Barrel Old Country Store, Inc. (a)	3	448
Darden Restaurants, Inc.	81	5,758
DineEquity, Inc. (a)	9	892
Domino’s Pizza, Inc.	15	1,701
International Speedway Corp. (Class A)	27	990
Interval Leisure Group, Inc. (a)	24	548
Jack in the Box, Inc.	15	1,322
Marcus Corp.	33	633
Marriott International, Inc. (Class A) (a)	65	4,835
Marriott Vacations Worldwide Corp.	12	1,101
McDonald’s Corp. (a)	461	43,827
Monarch Casino & Resort, Inc. (b)	9	185
Panera Bread Co. (Class A) (a)(b)	9	1,573
Papa John’s International, Inc.	20	1,512
Pinnacle Entertainment, Inc. (a)(b)	51	1,901
Red Robin Gourmet Burgers, Inc. (a)(b)	15	1,287
Royal Caribbean Cruises, Ltd. (a)	91	7,161
Ruby Tuesday, Inc. (b)	60	376
Ruth’s Hospitality Group, Inc.	24	387
Scientific Games Corp. (Class A) (a)(b)	51	793
Sonic Corp.	39	1,123
Starbucks Corp. (a)	204	10,938
Starwood Hotels & Resorts Worldwide, Inc. (a)	66	5,352
Texas Roadhouse, Inc. (a)	36	1,348
Wendy’s Co. (a)	247	2,786
Wyndham Worldwide Corp. (a)	48	3,932
Wynn Resorts, Ltd. (a)	94	9,275
Yum! Brands, Inc.	141	12,701

		160,632

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	141	3,858
Ethan Allen Interiors, Inc. (a)	15	395
Garmin, Ltd. (a)	137	6,018
Harman International Industries, Inc.	20	2,379
Helen of Troy, Ltd. (b)	24	2,340
iRobot Corp. (a)(b)	12	383
Jarden Corp. (b)	51	2,639
KB Home (a)	105	1,743
La-Z-Boy, Inc.	33	869
Leggett & Platt, Inc. (a)	59	2,872
Lennar Corp. (Class A)	75	3,828
M.D.C. Holdings, Inc. (a)	33	989
M/I Homes, Inc. (b)	18	444
Meritage Homes Corp. (a)(b)	18	848
Mohawk Industries, Inc. (b)	26	4,963
Newell Rubbermaid, Inc. (a)	113	4,646
NVR, Inc. (a)(b)	2	2,680
Pulte Group, Inc. (a)	265	5,340
Ryland Group, Inc.	27	1,252
Standard Pacific Corp. (a)(b)	287	2,557
Tempur Sealy International, Inc. (b)	24	1,582
Toll Brothers, Inc. (a)(b)	75	2,864
Tupperware Brands Corp.	32	2,065
Universal Electronics, Inc. (b)	12	598
Whirlpool Corp. (a)	43	7,441

		65,593

HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (Class A) (a)(b)	66	753
Church & Dwight Co., Inc.	30	2,434
Clorox Co. (a)	47	4,889
Colgate-Palmolive Co.	249	16,287
Kimberly-Clark Corp.	175	18,545
Procter & Gamble Co.	1,281	100,225
WD-40 Co. (a)	6	523

		143,656

See accompanying notes to financial statements.

320

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	708	$9,388
NRG Energy, Inc. (a)	361	8,260
Talen Energy Corp. (b)	77	1,321

		18,969

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co. (a)	200	30,860
Carlisle Cos., Inc.	21	2,103
Danaher Corp.	258	22,082
General Electric Co.	6,868	182,483
Roper Technologies, Inc. (a)	27	4,656

		242,184

INSURANCE — 5.5%
ACE, Ltd.	314	31,928
Aflac, Inc.	507	31,535
Alleghany Corp. (a)(b)	14	6,563
Allstate Corp.	408	26,467
American Equity Investment Life Holding Co.	82	2,212
American Financial Group, Inc. (a)	85	5,528
American International Group, Inc. (a)	1,431	88,464
AMERISAFE, Inc.	12	565
Aon PLC	88	8,772
Arthur J. Gallagher & Co.	63	2,980
Aspen Insurance Holdings, Ltd. (a)	72	3,449
Assurant, Inc. (a)	144	9,648
Brown & Brown, Inc. (a)	66	2,169
Chubb Corp.	188	17,886
Cincinnati Financial Corp. (a)	129	6,473
eHealth, Inc. (a)(b)	9	114
Employers Holdings, Inc.	24	547
Everest Re Group, Ltd. (a)	53	9,647
First American Financial Corp. (a)	105	3,907
Genworth Financial, Inc. (Class A) (a)(b)	1,015	7,684
Hanover Insurance Group, Inc.	48	3,553
Hartford Financial Services Group, Inc.	412	17,127
HCC Insurance Holdings, Inc. (a)	66	5,071
HCI Group, Inc. (a)	20	884
Horace Mann Educators Corp. (a)	42	1,528
Infinity Property & Casualty Corp. (a)	12	910
Kemper Corp. (a)	60	2,313
Lincoln National Corp.	251	14,864
Loews Corp. (a)	582	22,413
Marsh & McLennan Cos., Inc.	215	12,191
Meadowbrook Insurance Group, Inc. (a)	75	645
Mercury General Corp. (a)	60	3,339
MetLife, Inc.	2,177	121,890
Montpelier Re Holdings, Ltd. (a)	40	1,580
Navigators Group, Inc. (b)	18	1,396
Old Republic International Corp. (a)	469	7,330
Primerica, Inc.	42	1,919
Principal Financial Group, Inc.	268	13,746
ProAssurance Corp.	30	1,386
Progressive Corp. (a)	543	15,112
Prudential Financial, Inc. (a)	877	76,755
Reinsurance Group of America, Inc. (a)	125	11,859
RenaissanceRe Holdings, Ltd. (a)	47	4,771
RLI Corp. (a)	24	1,233
Safety Insurance Group, Inc. (a)	15	866
Selective Insurance Group, Inc.	60	1,683
StanCorp Financial Group, Inc.	41	3,100
Stewart Information Services Corp.	30	1,194
Torchmark Corp.	78	4,541
Travelers Cos., Inc.	315	30,448
United Fire Group, Inc. (a)	36	1,179
Universal Insurance Holdings, Inc. (a)	20	484
Unum Group	290	10,368
W.R. Berkley Corp. (a)	125	6,491
XL Group PLC (a)	301	11,197

		681,904

INTERNET & CATALOG RETAIL — 0.6%
Amazon.com, Inc. (b)	105	45,580
Blue Nile, Inc. (a)(b)	6	182
Expedia, Inc.	35	3,827
FTD Cos., Inc. (a)(b)	29	818
HSN, Inc.	27	1,895
Netflix, Inc. (a)(b)	8	5,256
NutriSystem, Inc.	30	746
PetMed Express, Inc. (a)	15	259
Priceline Group, Inc. (b)	14	16,119
TripAdvisor, Inc. (b)	20	1,743

		76,425

INTERNET SOFTWARE & SERVICES — 1.5%
Akamai Technologies, Inc. (a)(b)	39	2,723
Blucora, Inc. (a)(b)	21	339
comScore, Inc. (a)(b)	9	479
Dealertrack Technologies, Inc. (b)	15	942
DHI Group, Inc. (b)	104	925
eBay, Inc. (b)	463	27,891
Facebook, Inc. (Class A) (a)(b)	286	24,529
Google, Inc. (Class A) (b)	97	52,384
Google, Inc. (Class C) (b)	97	50,489
j2 Global, Inc. (a)	18	1,223
Liquidity Services, Inc. (a)(b)	6	58
LivePerson, Inc. (a)(b)	12	118
LogMeIn, Inc. (a)(b)	6	387
Monster Worldwide, Inc. (a)(b)	84	549
NIC, Inc.	54	987
QuinStreet, Inc. (a)(b)	177	1,142
Rackspace Hosting, Inc. (b)	24	893
Stamps.com, Inc. (b)	6	441
VeriSign, Inc. (a)(b)	27	1,666
XO Group, Inc. (b)	12	196
Yahoo!, Inc. (b)	482	18,938

		187,299

IT SERVICES — 2.3%
Accenture PLC (Class A) (a)	262	25,356
Acxiom Corp. (b)	45	791
Alliance Data Systems Corp. (a)(b)	18	5,255
Automatic Data Processing, Inc.	161	12,917
Broadridge Financial Solutions, Inc. (a)	49	2,450
CACI International, Inc. (Class A) (b)	26	2,103
Cardtronics, Inc. (a)(b)	18	667

See accompanying notes to financial statements.

321

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

CIBER, Inc. (b)	108	$373
Cognizant Technology Solutions Corp. (Class A) (b)	167	10,202
Computer Sciences Corp. (a)	135	8,861
Convergys Corp. (a)	67	1,708
CoreLogic, Inc. (b)	45	1,786
CSG Systems International, Inc. (a)	30	950
DST Systems, Inc. (a)	30	3,779
ExlService Holdings, Inc. (a)(b)	35	1,210
Fidelity National Information Services, Inc. (a)	101	6,242
Fiserv, Inc. (a)(b)	75	6,212
Forrester Research, Inc.	6	216
Gartner, Inc. (a)(b)	30	2,573
Global Payments, Inc. (a)	22	2,276
Heartland Payment Systems, Inc.	18	973
iGate Corp. (a)(b)	21	1,001
International Business Machines Corp.	627	101,988
Jack Henry & Associates, Inc. (a)	33	2,135
Leidos Holdings, Inc.	134	5,410
ManTech International Corp. (Class A) (a)	39	1,131
Mastercard, Inc. (Class A) (a)	133	12,433
MAXIMUS, Inc.	18	1,183
NeuStar, Inc. (Class A) (a)(b)	27	789
Paychex, Inc. (a)	103	4,829
Perficient, Inc. (b)	15	289
Science Applications International Corp.	30	1,585
Sykes Enterprises, Inc. (b)	36	873
TeleTech Holdings, Inc.	36	975
Teradata Corp. (a)(b)	84	3,108
Total System Services, Inc. (a)	84	3,509
VeriFone Systems, Inc. (a)(b)	27	917
Virtusa Corp. (b)	12	617
Visa, Inc. (Class A) (a)	417	28,002
Western Union Co. (a)	289	5,875
WEX, Inc. (a)(b)	12	1,368
Xerox Corp. (a)	1,208	12,853

		287,770

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc. (a)	6	199
Brunswick Corp.	36	1,831
Callaway Golf Co. (a)	69	617
Hasbro, Inc. (a)	75	5,609
Mattel, Inc. (a)	362	9,300
Polaris Industries, Inc. (a)	21	3,110
Sturm Ruger & Co, Inc. (a)	3	173
Vista Outdoor, Inc. (a)(b)	33	1,482

		22,321

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a)(b)	51	557
Agilent Technologies, Inc. (a)	142	5,478
Bio-Rad Laboratories, Inc. (Class A) (b)	15	2,259
Bio-Techne Corp.	12	1,182
Cambrex Corp. (b)	18	791
Charles River Laboratories International, Inc. (b)	30	2,110
Luminex Corp. (a)(b)	47	811
PAREXEL International Corp. (b)	30	1,929
PerkinElmer, Inc. (a)	29	1,527
Thermo Fisher Scientific, Inc.	102	13,236
Waters Corp. (b)	30	3,851

		33,731

MACHINERY — 2.0%
Actuant Corp. (Class A) (a)	30	693
AGCO Corp. (a)	157	8,914
Albany International Corp. (Class A)	24	955
Astec Industries, Inc.	15	627
Barnes Group, Inc.	30	1,170
Briggs & Stratton Corp. (a)	51	982
Caterpillar, Inc.	648	54,963
CIRCOR International, Inc. (a)	9	491
CLARCOR, Inc. (a)	18	1,120
Crane Co.	27	1,586
Cummins, Inc. (a)	109	14,300
Deere & Co. (a)	332	32,221
Donaldson Co., Inc. (a)	42	1,504
Dover Corp.	111	7,790
EnPro Industries, Inc.	15	858
ESCO Technologies, Inc. (a)	12	449
Federal Signal Corp.	54	805
Flowserve Corp. (a)	50	2,633
Graco, Inc. (a)	18	1,278
Harsco Corp.	87	1,435
Hillenbrand, Inc.	39	1,197
IDEX Corp. (a)	20	1,572
Illinois Tool Works, Inc. (a)	174	15,971
Ingersoll-Rand PLC	126	8,495
ITT Corp.	71	2,971
John Bean Technologies Corp.	21	789
Joy Global, Inc. (a)	104	3,765
Kennametal, Inc. (a)	39	1,331
Lincoln Electric Holdings, Inc. (a)	36	2,192
Lindsay Corp. (a)	3	264
Lydall, Inc. (b)	15	443
Mueller Industries, Inc.	30	1,042
Nordson Corp.	18	1,402
Oshkosh Corp. (a)	71	3,009
PACCAR, Inc. (a)	230	14,676
Pall Corp.	29	3,609
Parker-Hannifin Corp. (a)	71	8,259
Pentair PLC (a)	77	5,294
Snap-On, Inc. (a)	20	3,185
SPX Corp.	30	2,172
Standex International Corp. (a)	6	480
Stanley Black & Decker, Inc. (a)	87	9,156
Tennant Co. (a)	9	588
Terex Corp. (a)	123	2,860
Timken Co.	54	1,975
Titan International, Inc. (a)	104	1,117
Toro Co.	27	1,830
Trinity Industries, Inc. (a)	106	2,802
Valmont Industries, Inc. (a)	12	1,426
Wabtec Corp.	14	1,319
Watts Water Technologies, Inc. (Class A) (a)	21	1,089
Woodward, Inc.	24	1,320

See accompanying notes to financial statements.

322

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Xylem, Inc.	57	$2,113

		244,487

MARINE — 0.0% (d)
Kirby Corp. (b)	27	2,070
Matson, Inc. (a)	24	1,009

		3,079

MEDIA — 2.7%
AMC Networks, Inc. (Class A) (b)	18	1,473
Cablevision Systems Corp. (Class A) (a)	457	10,941
CBS Corp. (Class B)	185	10,267
Cinemark Holdings, Inc.	63	2,531
Comcast Corp. (Class A) (a)	1,205	72,469
DIRECTV (a)(b)	278	25,796
Discovery Communications, Inc. (Series A) (a)(b)	82	2,727
Discovery Communications, Inc. (Series C) (a)(b)	150	4,662
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	57	1,504
E.W. Scripps Co. (Class A)	45	1,028
Gannett Co., Inc. (b)	74	1,028
Harte-Hanks, Inc.	72	429
Interpublic Group of Cos., Inc. (a)	197	3,796
John Wiley & Sons, Inc. (Class A)	30	1,631
Live Nation Entertainment, Inc. (b)	86	2,364
Meredith Corp. (a)	36	1,877
New York Times Co. (Class A) (a)	42	573
News Corp. (Class A) (a)(b)	489	7,135
Omnicom Group, Inc. (a)	143	9,937
Scholastic Corp. (a)	30	1,324
Scripps Networks Interactive, Inc. (Class A) (a)	44	2,876
Sizmek, Inc. (b)	27	192
TEGNA, Inc.	147	4,714
Time Warner Cable, Inc.	163	29,042
Time Warner, Inc.	343	29,982
Time, Inc.	107	2,462
Twenty-First Century Fox, Inc. (Class A)	1,062	34,563
Viacom, Inc. (Class B) (a)	237	15,320
Walt Disney Co. (a)	530	60,494

		343,137

METALS & MINING — 0.9%
A.M. Castle & Co. (a)(b)	27	167
AK Steel Holding Corp. (a)(b)	338	1,308
Alcoa, Inc. (a)	998	11,128
Allegheny Technologies, Inc.	106	3,201
Carpenter Technology Corp. (a)	21	812
Century Aluminum Co. (a)(b)	84	876
Commercial Metals Co.	260	4,181
Compass Minerals International, Inc.	15	1,232
Freeport-McMoRan, Inc.	2,026	37,724
Globe Specialty Metals, Inc.	65	1,150
Haynes International, Inc.	6	296
Kaiser Aluminum Corp. (a)	18	1,495
Materion Corp.	18	634
Newmont Mining Corp. (a)	576	13,455
Nucor Corp. (a)	259	11,414
Olympic Steel, Inc.	15	262
Reliance Steel & Aluminum Co.	77	4,657
Royal Gold, Inc. (a)	18	1,109
RTI International Metals, Inc. (a)(b)	21	662
Steel Dynamics, Inc. (a)	271	5,614
Stillwater Mining Co. (a)(b)	57	661
SunCoke Energy, Inc.	48	624
TimkenSteel Corp.	26	702
United States Steel Corp. (a)	308	6,351
Worthington Industries, Inc.	98	2,946

		112,661

MULTI-UTILITIES — 1.4%
Alliant Energy Corp.	90	5,195
Ameren Corp.	214	8,063
Avista Corp. (a)	57	1,747
Black Hills Corp.	39	1,702
CenterPoint Energy, Inc.	426	8,107
CMS Energy Corp.	188	5,986
Consolidated Edison, Inc. (a)	326	18,869
Dominion Resources, Inc. (a)	243	16,249
DTE Energy Co.	176	13,137
MDU Resources Group, Inc. (a)	190	3,711
NiSource, Inc.	184	8,389
NorthWestern Corp. (a)	33	1,609
PG&E Corp. (a)	389	19,100
Public Service Enterprise Group, Inc.	502	19,718
SCANA Corp. (a)	129	6,534
Sempra Energy	134	13,258
TECO Energy, Inc.	231	4,079
Vectren Corp.	81	3,117
WEC Energy Group, Inc. (a)	244	10,990

		169,560

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (a)	58	2,609
Dollar General Corp. (a)	125	9,718
Dollar Tree, Inc. (a)(b)	65	5,134
Family Dollar Stores, Inc.	53	4,177
Fred’s, Inc. (Class A) (a)	36	695
J.C. Penney Co., Inc. (a)(b)	671	5,683
Kohl’s Corp. (a)	165	10,331
Macy’s, Inc.	241	16,260
Nordstrom, Inc.	96	7,152
Target Corp.	435	35,509
Tuesday Morning Corp. (a)(b)	69	777

		98,045

OIL, GAS & CONSUMABLE FUELS — 11.0%
Anadarko Petroleum Corp.	236	18,422
Apache Corp.	734	42,300
Approach Resources, Inc. (a)(b)	12	82
Arch Coal, Inc. (a)(b)	441	150
Bill Barrett Corp. (a)(b)	101	868
Cabot Oil & Gas Corp. (a)	96	3,028
California Resources Corp. (a)	601	3,630
Carrizo Oil & Gas, Inc. (b)	33	1,625
Chesapeake Energy Corp. (a)	1,008	11,259
Chevron Corp.	2,172	209,533
Cimarex Energy Co. (a)	35	3,861

See accompanying notes to financial statements.

323

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Cloud Peak Energy, Inc. (a)(b)	66	$308
Comstock Resources, Inc. (a)	48	160
ConocoPhillips	2,393	146,954
CONSOL Energy, Inc. (a)	188	4,087
Contango Oil & Gas Co. (b)	9	110
Denbury Resources, Inc. (a)	688	4,376
Devon Energy Corp.	413	24,569
Energen Corp.	48	3,278
EOG Resources, Inc.	232	20,312
EQT Corp. (a)	39	3,172
Exxon Mobil Corp.	4,485	373,152
Green Plains, Inc. (a)	62	1,708
Gulfport Energy Corp. (b)	21	845
Hess Corp.	481	32,169
HollyFrontier Corp.	396	16,905
Kinder Morgan, Inc. (a)	497	19,080
Marathon Oil Corp. (a)	1,315	34,900
Marathon Petroleum Corp.	1,068	55,867
Murphy Oil Corp. (a)	341	14,175
Newfield Exploration Co. (b)	152	5,490
Noble Energy, Inc.	214	9,134
Northern Oil and Gas, Inc. (a)(b)	18	122
Occidental Petroleum Corp. (a)	824	64,083
ONEOK, Inc.	126	4,975
PDC Energy, Inc. (a)(b)	21	1,127
Peabody Energy Corp. (a)	538	1,178
Penn Virginia Corp. (a)(b)	87	381
PetroQuest Energy, Inc. (a)(b)	45	89
Phillips 66 (a)	1,059	85,313
Pioneer Natural Resources Co.	32	4,438
QEP Resources, Inc.	315	5,831
Range Resources Corp. (a)	56	2,765
Rosetta Resources, Inc. (a)(b)	143	3,309
SM Energy Co. (a)	72	3,321
Southwestern Energy Co. (a)(b)	314	7,137
Spectra Energy Corp.	371	12,095
Stone Energy Corp. (a)(b)	109	1,372
Swift Energy Co. (a)(b)	36	73
Tesoro Corp.	144	12,155
Valero Energy Corp.	993	62,162
Western Refining, Inc.	138	6,020
Williams Cos., Inc.	272	15,610
World Fuel Services Corp.	155	7,432
WPX Energy, Inc. (b)	397	4,875

		1,371,372

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (b)	59	2,164
Clearwater Paper Corp. (a)(b)	24	1,375
Deltic Timber Corp. (a)	3	203
Domtar Corp.	124	5,134
International Paper Co. (a)	289	13,753
KapStone Paper and Packaging Corp. (a)	66	1,526
Louisiana-Pacific Corp. (a)(b)	63	1,073
Neenah Paper, Inc. (a)	12	708
P.H. Glatfelter Co.	45	990
Schweitzer-Mauduit International, Inc. (a)	15	598
Wausau Paper Corp. (a)	36	330
Weyerhaeuser Co.	269	8,473

		36,327

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	847	5,302
Edgewell Personal Care Co.	24	3,157
Estee Lauder Cos., Inc. (Class A)	93	8,059
Inter Parfums, Inc.	18	611
Medifast, Inc. (b)	9	291

		17,420

PHARMACEUTICALS — 3.6%
AbbVie, Inc.	477	32,050
Akorn, Inc. (a)(b)	15	655
Allergan PLC (a)(b)	53	16,083
Bristol-Myers Squibb Co.	459	30,542
Eli Lilly & Co.	468	39,073
Endo International PLC (b)	36	2,867
Hospira, Inc. (b)	57	5,057
Impax Laboratories, Inc. (a)(b)	9	413
Johnson & Johnson	1,150	112,079
Mallinckrodt PLC (a)(b)	25	2,943
Medicines Co. (a)(b)	27	773
Merck & Co., Inc.	1,360	77,425
Mylan NV (b)	139	9,433
Perrigo Co. PLC (a)	21	3,881
Pfizer, Inc.	3,559	119,333
Prestige Brands Holdings, Inc. (b)	24	1,110
Zoetis, Inc. (a)	51	2,459

		456,176

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	24	312
CEB, Inc.	9	784
Dun & Bradstreet Corp.	18	2,196
Equifax, Inc. (a)	22	2,136
Exponent, Inc. (a)	12	537
FTI Consulting, Inc. (b)	30	1,237
Heidrick & Struggles International, Inc. (a)	12	313
Insperity, Inc. (a)	21	1,069
Kelly Services, Inc. (Class A)	45	691
Korn/Ferry International	33	1,147
ManpowerGroup, Inc. (a)	89	7,955
Navigant Consulting, Inc. (b)	33	491
Nielsen NV	114	5,104
On Assignment, Inc. (b)	21	825
Resources Connection, Inc.	21	338
Robert Half International, Inc.	37	2,053
Towers Watson & Co. (Class A)	20	2,516
TrueBlue, Inc. (b)	27	807
WageWorks, Inc. (b)	15	607

		31,118

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Acadia Realty Trust	21	611
Agree Realty Corp. (a)	30	875
Alexandria Real Estate Equities, Inc. (a)	27	2,361
American Assets Trust, Inc. (a)	30	1,176
American Campus Communities, Inc. (a)	27	1,018
American Tower Corp. (a)	53	4,944

See accompanying notes to financial statements.

324

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Apartment Investment & Management Co. (Class A) (a)	48	$1,773
Associated Estates Realty Corp. (a)	51	1,460
AvalonBay Communities, Inc.	39	6,235
BioMed Realty Trust, Inc. (a)	75	1,450
Boston Properties, Inc. (a)	21	2,542
Camden Property Trust (a)	33	2,451
Capstead Mortgage Corp. (a)	150	1,665
CareTrust REIT, Inc.	20	253
Cedar Realty Trust, Inc. (a)	60	384
Communications Sales & Leasing, Inc. (a)	243	6,007
Coresite Realty Corp.	23	1,045
Corporate Office Properties Trust	42	989
Corrections Corp. of America (a)	92	3,043
Cousins Properties, Inc.	51	529
Crown Castle International Corp. (a)	42	3,373
DiamondRock Hospitality Co. (a)	96	1,230
Duke Realty Corp. (a)	114	2,117
EastGroup Properties, Inc. (a)	12	675
EPR Properties (a)	24	1,315
Equinix, Inc.	15	3,810
Equity One, Inc.	60	1,400
Equity Residential (a)	114	7,999
Essex Property Trust, Inc. (a)	17	3,612
Extra Space Storage, Inc. (a)	30	1,957
Federal Realty Investment Trust (a)	12	1,537
Franklin Street Properties Corp. (a)	78	882
General Growth Properties, Inc. (a)	264	6,774
Geo Group, Inc.	23	786
Getty Realty Corp.	45	736
Government Properties Income Trust (a)	53	983
HCP, Inc.	299	10,905
Health Care REIT, Inc.	110	7,219
Healthcare Realty Trust, Inc.	48	1,116
Highwoods Properties, Inc.	45	1,798
Home Properties, Inc. (a)	21	1,534
Hospitality Properties Trust (a)	108	3,113
Host Hotels & Resorts, Inc. (a)	307	6,088
Inland Real Estate Corp. (a)	51	480
Iron Mountain, Inc. (a)	89	2,759
Kilroy Realty Corp. (a)	27	1,813
Kimco Realty Corp. (a)	144	3,246
Kite Realty Group Trust	14	343
Lamar Advertising Co. (Class A) (a)	30	1,724
LaSalle Hotel Properties	33	1,170
Lexington Realty Trust	81	687
Liberty Property Trust	78	2,513
LTC Properties, Inc.	18	749
Macerich Co. (a)	51	3,805
Mack-Cali Realty Corp. (a)	117	2,156
Medical Properties Trust, Inc.	96	1,259
Mid-America Apartment Communities, Inc.	26	1,893
National Retail Properties, Inc.	63	2,206
OMEGA Healthcare Investors, Inc.	45	1,545
Parkway Properties, Inc.	36	628
Pennsylvania Real Estate Investment Trust (a)	39	832
Plum Creek Timber Co., Inc. (a)	50	2,028
Post Properties, Inc. (a)	18	979
Potlatch Corp. (a)	27	954
ProLogis, Inc.	149	5,528
PS Business Parks, Inc.	12	866
Public Storage	48	8,850
Rayonier, Inc. (a)	87	2,223
Realty Income Corp. (a)	104	4,617
Regency Centers Corp. (a)	42	2,477
Sabra Healthcare REIT, Inc.	36	927
Saul Centers, Inc.	9	443
Senior Housing Properties Trust	117	2,053
Simon Property Group, Inc.	67	11,592
SL Green Realty Corp. (a)	36	3,956
Sovran Self Storage, Inc.	15	1,304
Tanger Factory Outlet Centers, Inc. (a)	21	666
Taubman Centers, Inc. (a)	18	1,251
UDR, Inc. (a)	84	2,691
Universal Health Realty Income Trust	9	418
Urban Edge Properties (a)	39	811
Urstadt Biddle Properties, Inc. (Class A) (a)	21	392
Ventas, Inc.	138	8,568
Vornado Realty Trust	78	7,405
Weingarten Realty Investors (a)	57	1,863
WP GLIMCHER, Inc.	198	2,679

		217,119

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (a)	29	1,143
CBRE Group, Inc. (Class A) (b)	123	4,551
Forestar Group, Inc. (a)(b)	18	237
Jones Lang LaSalle, Inc. (a)	18	3,078

		9,009

ROAD & RAIL — 0.6%
ArcBest Corp. (a)	27	859
Con-way, Inc. (a)	48	1,842
CSX Corp.	470	15,345
Genesee & Wyoming, Inc. (Class A) (b)	12	914
Heartland Express, Inc. (a)	27	546
J.B. Hunt Transport Services, Inc. (a)	29	2,381
Kansas City Southern	37	3,374
Knight Transportation, Inc.	39	1,043
Landstar System, Inc. (a)	15	1,003
Norfolk Southern Corp.	179	15,637
Old Dominion Freight Line, Inc. (b)	36	2,470
Roadrunner Transportation Systems, Inc. (a)(b)	56	1,445
Ryder Systems, Inc.	57	4,980
Saia, Inc. (a)(b)	17	668
Union Pacific Corp.	277	26,417
Werner Enterprises, Inc. (a)	42	1,103

		80,027

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Advanced Energy Industries, Inc. (a)(b)	24	660
Advanced Micro Devices, Inc. (a)(b)	612	1,469
Altera Corp. (a)	101	5,171

See accompanying notes to financial statements.

325

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Analog Devices, Inc. (a)	102	$6,547
Applied Materials, Inc. (a)	387	7,438
Atmel Corp. (a)	177	1,744
Avago Technologies, Ltd.	35	4,653
Broadcom Corp. (Class A) (a)	229	11,791
Brooks Automation, Inc. (a)	36	412
Cabot Microelectronics Corp. (a)(b)	12	565
CEVA, Inc. (a)(b)	6	117
Cirrus Logic, Inc. (a)(b)	27	919
Cohu, Inc.	15	198
Cree, Inc. (a)(b)	36	937
Cypress Semiconductor Corp. (a)(b)	43	506
Diodes, Inc. (b)	24	579
DSP Group, Inc. (a)(b)	18	186
Exar Corp. (a)(b)	18	176
Fairchild Semiconductor International, Inc. (a)(b)	90	1,564
First Solar, Inc. (a)(b)	71	3,336
Integrated Device Technology, Inc. (a)(b)	84	1,823
Intel Corp. (a)	3,232	98,301
Intersil Corp. (Class A) (a)	102	1,276
KLA-Tencor Corp. (a)	78	4,384
Kopin Corp. (a)(b)	30	104
Kulicke & Soffa Industries, Inc. (a)(b)	48	562
Lam Research Corp. (a)	50	4,068
Linear Technology Corp. (a)	51	2,256
Micrel, Inc.	30	417
Microchip Technology, Inc. (a)	96	4,553
Micron Technology, Inc. (b)	735	13,847
Microsemi Corp. (b)	36	1,258
MKS Instruments, Inc. (a)	27	1,024
Monolithic Power Systems, Inc. (a)	15	761
Nanometrics, Inc. (a)(b)	12	193
NVIDIA Corp. (a)	205	4,123
Pericom Semiconductor Corp.	18	237
Power Integrations, Inc.	9	407
Qorvo, Inc. (b)	20	1,605
Rudolph Technologies, Inc. (b)	18	216
Semtech Corp. (b)	24	476
Silicon Laboratories, Inc. (a)(b)	15	810
Skyworks Solutions, Inc.	26	2,707
SunEdison, Inc. (b)	65	1,944
Synaptics, Inc. (a)(b)	15	1,301
Teradyne, Inc.	108	2,083
Tessera Technologies, Inc.	30	1,139
Texas Instruments, Inc.	329	16,947
Ultratech, Inc. (a)(b)	9	167
Veeco Instruments, Inc. (a)(b)	33	948
Xilinx, Inc.	111	4,902

		223,807

SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)(b)	36	885
Adobe Systems, Inc. (a)(b)	102	8,263
Advent Software, Inc. (a)	15	663
ANSYS, Inc. (a)(b)	27	2,463
Autodesk, Inc. (a)(b)	69	3,455
Blackbaud, Inc.	9	513
Bottomline Technologies, Inc. (b)	9	250
CA, Inc. (a)	293	8,582
Cadence Design Systems, Inc. (a)(b)	93	1,828
CDK Global, Inc. (a)	22	1,188
Citrix Systems, Inc. (a)(b)	57	3,999
CommVault Systems, Inc. (a)(b)	9	382
Ebix, Inc. (a)	12	391
Electronic Arts, Inc. (a)(b)	105	6,983
EPIQ Systems, Inc.	21	354
FactSet Research Systems, Inc. (a)	9	1,463
Fair Isaac Corp. (a)	12	1,089
Fortinet, Inc. (a)(b)	39	1,612
Informatica Corp. (b)	24	1,163
Interactive Intelligence Group (b)	6	267
Intuit, Inc.	60	6,046
Manhattan Associates, Inc. (b)	11	656
Mentor Graphics Corp. (a)	48	1,269
Microsoft Corp.	3,850	169,977
MicroStrategy, Inc. (b)	3	510
Monotype Imaging Holdings, Inc. (a)	15	362
Netscout Systems, Inc. (a)(b)	18	660
Oracle Corp.	1,521	61,296
Progress Software Corp. (b)	30	825
PTC, Inc. (a)(b)	39	1,600
Quality Systems, Inc.	12	199
Red Hat, Inc. (a)(b)	45	3,417
Rovi Corp. (a)(b)	42	670
Salesforce.com, Inc. (a)(b)	95	6,615
SolarWinds, Inc. (a)(b)	30	1,384
Solera Holdings, Inc.	15	668
Symantec Corp.	322	7,486
Synchronoss Technologies, Inc. (b)	9	412
Synopsys, Inc. (a)(b)	75	3,799
Take-Two Interactive Software, Inc. (a)(b)	36	993
Tyler Technologies, Inc. (a)(b)	9	1,164
VASCO Data Security International, Inc. (a)(b)	50	1,510

		317,311

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc. (a)	39	1,412
Abercrombie & Fitch Co. (Class A) (a)	135	2,904
Advance Auto Parts, Inc.	20	3,186
Aeropostale, Inc. (a)(b)	57	92
American Eagle Outfitters, Inc.	143	2,462
ANN, Inc. (b)	30	1,449
Ascena Retail Group, Inc. (a)(b)	257	4,280
AutoNation, Inc. (b)	134	8,439
AutoZone, Inc. (a)(b)	10	6,669
Barnes & Noble, Inc. (a)(b)	63	1,636
Bed Bath & Beyond, Inc. (a)(b)	117	8,071
Best Buy Co., Inc. (a)	547	17,838
Big 5 Sporting Goods Corp.	27	384
Buckle, Inc. (a)	21	961
Cabela’s, Inc. (a)(b)	29	1,449
Caleres, Inc. (a)	66	2,098
CarMax, Inc. (a)(b)	89	5,893
Cato Corp. (Class A) (a)	18	698
Chico’s FAS, Inc.	78	1,297
Children’s Place, Inc. (a)	18	1,177

See accompanying notes to financial statements.

326

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Christopher & Banks Corp. (a)(b)	60	$241
CST Brands, Inc. (a)	84	3,281
Dick’s Sporting Goods, Inc.	45	2,330
Finish Line, Inc. (Class A) (a)	30	835
Foot Locker, Inc. (a)	68	4,557
Francesca’s Holdings Corp. (b)	56	754
GameStop Corp. (Class A) (a)	114	4,897
Gap, Inc. (a)	296	11,298
Genesco, Inc. (b)	15	990
Group 1 Automotive, Inc.	48	4,360
Guess?, Inc. (a)	126	2,415
Haverty Furniture Cos., Inc.	21	454
Hibbett Sports, Inc. (b)	9	419
Home Depot, Inc. (a)	447	49,675
Kirkland’s, Inc. (a)	12	334
L Brands, Inc. (a)	72	6,173
Lithia Motors, Inc. (Class A)	3	340
Lowe’s Cos., Inc.	409	27,391
Lumber Liquidators Holdings, Inc. (b)	12	249
MarineMax, Inc. (a)(b)	39	917
Men’s Wearhouse, Inc.	27	1,730
Monro Muffler Brake, Inc. (a)	9	559
Murphy USA, Inc. (b)	89	4,968
O’Reilly Automotive, Inc. (a)(b)	30	6,779
Office Depot, Inc. (b)	481	4,166
Outerwall, Inc. (a)	37	2,816
Pep Boys-Manny, Moe & Jack (b)	42	515
Rent-A-Center, Inc. (a)	105	2,977
Ross Stores, Inc.	114	5,542
Select Comfort Corp. (a)(b)	18	541
Signet Jewelers, Ltd.	24	3,078
Sonic Automotive, Inc. (Class A)	60	1,430
Stage Stores, Inc. (a)	51	894
Staples, Inc. (a)	740	11,329
Stein Mart, Inc.	45	471
Tiffany & Co.	39	3,580
TJX Cos., Inc.	226	14,954
Tractor Supply Co.	30	2,698
Urban Outfitters, Inc. (a)(b)	66	2,310
Vitamin Shoppe, Inc. (b)	12	447
Williams-Sonoma, Inc.	45	3,702
Zumiez, Inc. (a)(b)	9	240

		270,031

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
3D Systems Corp. (a)(b)	21	410
Apple, Inc.	1,818	228,023
Diebold, Inc. (a)	42	1,470
Electronics for Imaging, Inc. (a)(b)	33	1,436
EMC Corp. (a)	1,155	30,480
Hewlett-Packard Co.	2,100	63,021
Lexmark International, Inc. (Class A) (a)	69	3,050
NCR Corp. (a)(b)	99	2,980
NetApp, Inc.	181	5,712
QLogic Corp. (b)	54	766
SanDisk Corp.	118	6,870
Seagate Technology PLC (a)	321	15,248
Super Micro Computer, Inc. (a)(b)	18	532
Western Digital Corp. (a)	146	11,449

		371,447

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc. (a)	24	2,551
Coach, Inc. (a)	153	5,295
Crocs, Inc. (a)(b)	36	530
Deckers Outdoor Corp. (a)(b)	18	1,295
Fossil Group, Inc. (a)(b)	36	2,497
G-III Apparel Group, Ltd. (a)(b)	30	2,111
Hanesbrands, Inc. (a)	108	3,599
Iconix Brand Group, Inc. (a)(b)	45	1,124
Kate Spade & Co. (a)(b)	45	969
Michael Kors Holdings, Ltd. (b)	68	2,862
Movado Group, Inc.	12	326
NIKE, Inc. (Class B) (a)	151	16,311
Oxford Industries, Inc. (a)	6	525
Perry Ellis International, Inc. (b)	18	428
PVH Corp. (a)	35	4,032
Quiksilver, Inc. (a)(b)	44	29
Ralph Lauren Corp.	59	7,809
Skechers U.S.A., Inc. (Class A) (b)	29	3,184
Steven Madden, Ltd. (b)	21	898
Under Armour, Inc. (Class A) (a)(b)	26	2,169
V.F. Corp.	150	10,461
Wolverine World Wide, Inc. (a)	48	1,367

		70,372

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (a)	132	1,820
Bank Mutual Corp.	48	368
BofI Holding, Inc. (a)(b)	11	1,163
Brookline Bancorp, Inc.	42	474
Dime Community Bancshares	27	457
Hudson City Bancorp, Inc.	328	3,241
New York Community Bancorp, Inc. (a)	441	8,106
Northwest Bancshares, Inc.	66	846
Oritani Financial Corp. (a)	18	289
Provident Financial Services, Inc. (a)	48	912
TrustCo Bank Corp. NY (a)	75	527
Washington Federal, Inc. (a)	72	1,681

		19,884

TOBACCO — 1.1%
Altria Group, Inc.	834	40,791
Philip Morris International, Inc.	856	68,626
Reynolds American, Inc.	340	25,384
Universal Corp. (a)	39	2,235

		137,036

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	24	952
DXP Enterprises, Inc. (b)	21	976
Fastenal Co. (a)	63	2,657
GATX Corp. (a)	30	1,594
Kaman Corp. (a)	15	629
MSC Industrial Direct Co., Inc. (Class A)	18	1,256
NOW, Inc. (a)(b)	57	1,135
United Rentals, Inc. (b)	53	4,644
Veritiv Corp. (a)(b)	8	292

See accompanying notes to financial statements.

327

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

W.W. Grainger, Inc. (a)	29	$6,863
Watsco, Inc.	21	2,599

		23,597

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	24	898
Aqua America, Inc.	90	2,204

		3,102

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc. (a)	36	606
Telephone & Data Systems, Inc.	209	6,145

		6,751

TOTAL COMMON STOCKS —
(Cost $10,381,142)		12,459,366

SHORT TERM INVESTMENTS — 23.3%
MONEY MARKET FUNDS — 23.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,882,525	2,882,525
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	27,124	27,124

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,909,649)		2,909,649

TOTAL INVESTMENTS — 122.9% (h)
(Cost $13,290,791)		15,369,015
OTHER ASSETS & LIABILITIES — (22.9)%		(2,865,089)

NET ASSETS — 100.0%		$12,503,926

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

328

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.5%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	89	$1,834
B/E Aerospace, Inc. (a)	37	2,031
Boeing Co.	632	87,671
Cubic Corp.	8	380
Curtiss-Wright Corp.	34	2,463
Engility Holdings, Inc. (a)	4	101
Esterline Technologies Corp. (a)(b)	15	1,430
General Dynamics Corp.	391	55,401
Honeywell International, Inc.	703	71,685
Huntington Ingalls Industries, Inc.	69	7,769
KLX, Inc. (a)(b)	18	794
L-3 Communications Holdings, Inc. (a)	61	6,916
Lockheed Martin Corp. (a)	333	61,905
Moog, Inc. (Class A) (b)	35	2,474
Northrop Grumman Corp. (a)	280	44,416
Orbital ATK, Inc.	38	2,788
Precision Castparts Corp.	7	1,399
Raytheon Co. (a)	303	28,991
Rockwell Collins, Inc. (a)	166	15,330
TASER International, Inc. (a)(b)	86	2,865
Teledyne Technologies, Inc. (a)(b)	33	3,482
Textron, Inc.	180	8,033
Triumph Group, Inc.	16	1,056
United Technologies Corp.	318	35,276

		446,490

AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (b)	36	1,979
C.H. Robinson Worldwide, Inc. (a)	190	11,854
Expeditors International of Washington, Inc. (a)	191	8,806
FedEx Corp.	282	48,053
Forward Air Corp.	40	2,090
HUB Group, Inc. (Class A) (b)	4	161
United Parcel Service, Inc. (Class B)	209	20,254
UTI Worldwide, Inc. (a)(b)	100	999

		94,196

AIRLINES — 0.8%
Alaska Air Group, Inc.	204	13,144
Allegiant Travel Co. (a)	22	3,914
American Airlines Group, Inc.	1,135	45,326
Delta Air Lines, Inc.	953	39,149
JetBlue Airways Corp. (a)(b)	439	9,114
SkyWest, Inc.	84	1,263
Southwest Airlines Co.	1,124	37,193

		149,103

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)	48	2,728
Delphi Automotive PLC	311	26,463
Drew Industries, Inc. (a)	20	1,161
Gentex Corp. (a)	398	6,535
Goodyear Tire & Rubber Co.	177	5,337
Johnson Controls, Inc.	535	26,499
Standard Motor Products, Inc. (a)	20	702
Superior Industries International, Inc. (a)	4	73

		69,498

AUTOMOBILES — 0.4%
Ford Motor Co.	1,865	27,994
General Motors Co. (a)	1,100	36,663
Harley-Davidson, Inc.	11	620
Thor Industries, Inc. (a)	5	281
Winnebago Industries, Inc. (a)	44	1,038

		66,596

BANKS — 4.9%
Associated Banc-Corp. (a)	138	2,797
BancorpSouth, Inc.	1	26
Bank of America Corp.	4,857	82,666
Bank of Hawaii Corp. (a)	41	2,734
Bank of the Ozarks, Inc. (a)	80	3,660
Banner Corp.	27	1,294
BB&T Corp.	465	18,744
BBCN Bancorp, Inc.	20	296
Boston Private Financial Holdings, Inc.	92	1,234
Cathay General Bancorp	84	2,726
Citigroup, Inc.	1,944	107,387
City Holding Co. (a)	8	394
City National Corp.	57	5,152
Columbia Banking System, Inc.	61	1,985
Comerica, Inc.	53	2,720
Commerce Bancshares, Inc. (a)	20	935
Community Bank System, Inc. (a)	28	1,058
Cullen/Frost Bankers, Inc. (a)	24	1,886
CVB Financial Corp. (a)	92	1,620
East West Bancorp, Inc.	115	5,154
F.N.B. Corp. (a)	112	1,604
Fifth Third Bancorp	173	3,602
First BanCorp- Puerto Rico (b)	76	366
First Financial Bancorp	28	502
First Horizon National Corp. (a)	213	3,338
First Midwest Bancorp, Inc.	4	76
First Niagara Financial Group, Inc.	104	982
Glacier Bancorp, Inc. (a)	2	59
Hancock Holding Co. (a)	21	670
Hanmi Financial Corp. (a)	48	1,192
Huntington Bancshares, Inc.	944	10,677
Independent Bank Corp.-Massachusetts	20	938
International Bancshares Corp. (a)	20	537
JPMorgan Chase & Co. (a)	2,707	183,426
KeyCorp	538	8,081
LegacyTexas Financial Group, Inc.	10	302
M&T Bank Corp. (a)	75	9,370
MB Financial, Inc. (a)	48	1,653
National Penn Bancshares, Inc.	120	1,354
NBT Bancorp, Inc.	12	314
Old National Bancorp	100	1,446
PacWest Bancorp (a)	91	4,255
People’s United Financial, Inc. (a)	130	2,107
Pinnacle Financial Partners, Inc. (a)	36	1,957
PNC Financial Services Group, Inc.	424	40,556
PrivateBancorp, Inc. (a)	92	3,663
Prosperity Bancshares, Inc. (a)	23	1,328
Regions Financial Corp.	299	3,098
S&T Bancorp, Inc.	8	237
Signature Bank (b)	37	5,416
Simmons First National Corp. (Class A)	4	187

See accompanying notes to financial statements.

329

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Sterling Bancorp	53	$779
SunTrust Banks, Inc.	372	16,003
Susquehanna Bancshares, Inc.	206	2,909
SVB Financial Group (b)	51	7,343
Synovus Financial Corp. (a)	173	5,332
TCF Financial Corp.	147	2,442
Texas Capital Bancshares, Inc. (a)(b)	27	1,680
Tompkins Financial Corp. (a)	4	215
Trustmark Corp. (a)	48	1,199
U.S. Bancorp	1,277	55,422
UMB Financial Corp.	1	57
Umpqua Holdings Corp. (a)	95	1,709
United Bankshares, Inc. (a)	78	3,138
United Community Banks, Inc. (a)	28	584
Valley National Bancorp (a)	24	247
Webster Financial Corp.	115	4,548
Wells Fargo & Co.	3,804	213,937
Westamerica Bancorporation (a)	12	608
Wilshire Bancorp, Inc. (a)	104	1,313
Wintrust Financial Corp. (a)	12	641
Zions Bancorporation (a)	24	762

		858,629

BEVERAGES — 1.7%
Boston Beer Co., Inc. (Class A) (b)	6	1,392
Brown-Forman Corp. (Class B) (a)	61	6,111
Coca-Cola Co.	1,848	72,497
Coca-Cola Enterprises, Inc.	84	3,649
Constellation Brands, Inc. (Class A)	252	29,237
Dr. Pepper Snapple Group, Inc.	300	21,870
Molson Coors Brewing Co. (Class B)	199	13,892
Monster Beverage Corp. (b)	234	31,361
PepsiCo, Inc.	1,327	123,862

		303,871

BIOTECHNOLOGY — 4.7%
Acorda Therapeutics, Inc. (a)(b)	13	433
Alexion Pharmaceuticals, Inc. (b)	163	29,465
Amgen, Inc.	1,134	174,092
Biogen, Inc. (b)	371	149,862
Celgene Corp. (b)	1,333	154,275
Gilead Sciences, Inc. (a)	1,696	198,568
Ligand Pharmaceuticals, Inc. (b)	20	2,018
Momenta Pharmaceuticals, Inc. (a)(b)	79	1,802
Regeneron Pharmaceuticals, Inc. (a)(b)	117	59,685
Repligen Corp. (a)(b)	55	2,270
Spectrum Pharmaceuticals, Inc. (a)(b)	20	137
United Therapeutics Corp. (a)(b)	78	13,568
Vertex Pharmaceuticals, Inc. (b)	404	49,886

		836,061

BUILDING PRODUCTS — 0.3%
A.O. Smith Corp. (a)	114	8,206
Allegion PLC	113	6,796
Apogee Enterprises, Inc.	48	2,527
Fortune Brands Home & Security, Inc. (a)	172	7,881
Gibraltar Industries, Inc. (b)	20	407
Griffon Corp. (a)	20	318
Lennox International, Inc.	59	6,354
Masco Corp. (a)	497	13,255
Quanex Building Products Corp.	44	943
Simpson Manufacturing Co., Inc.	4	136
Universal Forest Products, Inc. (a)	28	1,457

		48,280

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (b)	36	7,870
Ameriprise Financial, Inc.	196	24,486
Bank of New York Mellon Corp.	1,191	49,986
BlackRock, Inc. (a)	147	50,859
Calamos Asset Management, Inc. (Class A)	4	49
Charles Schwab Corp. (a)	1,038	33,891
E*TRADE Financial Corp. (a)(b)	362	10,842
Eaton Vance Corp. (a)	119	4,656
Evercore Partners, Inc. (Class A)	1	54
Federated Investors, Inc. (Class B) (a)	95	3,182
Franklin Resources, Inc. (a)	119	5,835
Goldman Sachs Group, Inc.	433	90,406
Greenhill & Co., Inc. (a)	11	455
HFF, Inc. (Class A) (a)	44	1,836
Interactive Brokers Group, Inc. (Class A)	71	2,951
Invesco, Ltd.	416	15,596
Investment Technology Group, Inc.	56	1,389
Janus Capital Group, Inc. (a)	171	2,927
Legg Mason, Inc. (a)	114	5,874
Morgan Stanley (a)	1,517	58,844
Northern Trust Corp. (a)	217	16,592
Piper Jaffray Co., Inc. (b)	16	698
Raymond James Financial, Inc.	116	6,911
SEI Investments Co.	186	9,120
State Street Corp. (c)	371	28,567
Stifel Financial Corp. (b)	52	3,002
T. Rowe Price Group, Inc.	79	6,141
Virtus Investment Partners, Inc. (a)	8	1,058

		444,077

CHEMICALS — 1.9%
A. Schulman, Inc.	20	874
Air Products & Chemicals, Inc.	256	35,028
Airgas, Inc.	36	3,808
American Vanguard Corp. (a)	40	552
Ashland, Inc.	83	10,118
Balchem Corp.	6	334
Cabot Corp.	5	186
CF Industries Holdings, Inc.	220	14,142
Cytec Industries, Inc.	66	3,995
Dow Chemical Co. (a)	326	16,681
E. I. du Pont de Nemours & Co. (a)	581	37,155
Eastman Chemical Co.	19	1,555
Ecolab, Inc. (a)	196	22,162
Flotek Industries, Inc. (a)(b)	75	940
FMC Corp. (a)	2	105
H.B. Fuller Co. (a)	27	1,097
Hawkins, Inc. (a)	4	162
Innophos Holdings, Inc. (a)	12	632
International Flavors & Fragrances, Inc. (a)	87	9,508
Intrepid Potash, Inc. (b)	4	48

See accompanying notes to financial statements.

330

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Koppers Holdings, Inc.	8	$198
Kraton Performance Polymers, Inc. (a)(b)	40	955
LSB Industries, Inc. (b)	20	817
LyondellBasell Industries NV (a)	122	12,629
Minerals Technologies, Inc.	40	2,725
Monsanto Co.	228	24,303
Mosaic Co.	69	3,233
NewMarket Corp. (a)	14	6,214
Olin Corp. (a)	31	835
OM Group, Inc.	52	1,747
PolyOne Corp.	42	1,645
PPG Industries, Inc. (a)	268	30,745
Praxair, Inc. (a)	63	7,532
Quaker Chemical Corp. (a)	26	2,310
Rayonier Advanced Materials, Inc.	1	16
RPM International, Inc. (a)	122	5,974
Scotts Miracle-Gro Co. (Class A) (a)	20	1,184
Sensient Technologies Corp.	55	3,759
Sherwin-Williams Co. (a)	121	33,277
Sigma-Aldrich Corp.	179	24,944
Stepan Co. (a)	16	866
Tredegar Corp.	39	862
Valspar Corp. (a)	80	6,546

		332,398

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	59	1,939
ADT Corp. (a)	259	8,695
Brady Corp. (Class A)	12	297
Brink’s Co. (a)	8	235
Cintas Corp. (a)	132	11,166
Copart, Inc. (b)	43	1,526
Deluxe Corp.	68	4,216
G & K Services, Inc. (Class A)	20	1,383
Healthcare Services Group, Inc. (a)	32	1,058
Herman Miller, Inc.	39	1,128
HNI Corp. (a)	69	3,529
Interface, Inc.	83	2,079
Matthews International Corp. (Class A)	24	1,275
Mobile Mini, Inc.	1	42
MSA Safety, Inc.	24	1,164
Pitney Bowes, Inc. (a)	42	874
R.R. Donnelley & Sons Co. (a)	202	3,521
Republic Services, Inc.	282	11,046
Rollins, Inc.	124	3,538
Stericycle, Inc. (a)(b)	92	12,320
Tetra Tech, Inc. (a)	3	77
Tyco International PLC	272	10,466
UniFirst Corp.	19	2,125
Viad Corp.	47	1,274
Waste Connections, Inc.	57	2,686
Waste Management, Inc.	531	24,612

		112,271

COMMUNICATIONS EQUIPMENT — 1.2%
Arris Group, Inc. (a)(b)	94	2,876
Bel Fuse, Inc. (Class B)	4	82
Black Box Corp.	4	80
CalAmp Corp. (a)(b)	55	1,004
Ciena Corp. (a)(b)	13	308
Cisco Systems, Inc.	5,886	161,630
F5 Networks, Inc. (b)	53	6,379
Harmonic, Inc. (a)(b)	171	1,168
Harris Corp.	106	8,153
InterDigital, Inc. (a)	61	3,470
Ixia (b)	55	684
JDS Uniphase Corp. (a)(b)	11	127
Juniper Networks, Inc. (a)	75	1,948
Motorola Solutions, Inc. (a)	124	7,110
Netgear, Inc. (a)(b)	16	480
Plantronics, Inc. (a)	26	1,464
Polycom, Inc. (a)(b)	156	1,785
QUALCOMM, Inc.	213	13,340
ViaSat, Inc. (b)	1	60

		212,148

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)(b)	39	1,290
Aegion Corp. (a)(b)	44	833
Comfort Systems USA, Inc.	83	1,905
Dycom Industries, Inc. (b)	55	3,237
EMCOR Group, Inc.	55	2,627
Fluor Corp.	4	212
Granite Construction, Inc. (a)	2	71
Jacobs Engineering Group, Inc. (a)(b)	5	203
KBR, Inc. (a)	19	370
Orion Marine Group, Inc. (a)(b)	12	87
Quanta Services, Inc. (b)	9	260

		11,095

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (a)	6	458
Headwaters, Inc. (b)	100	1,822
Martin Marietta Materials, Inc. (a)	51	7,217
Vulcan Materials Co. (a)	176	14,772

		24,269

CONSUMER FINANCE — 0.4%
American Express Co.	189	14,689
Capital One Financial Corp. (a)	355	31,229
Cash America International, Inc. (a)	19	498
Discover Financial Services	212	12,215
Enova International, Inc. (a)(b)	17	318
First Cash Financial Services, Inc. (a)(b)	4	182
Navient Corp.	500	9,105
PRA Group, Inc. (a)(b)	36	2,243
SLM Corp. (a)(b)	139	1,372
World Acceptance Corp. (a)(b)	15	923

		72,774

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (a)	5	319
Avery Dennison Corp.	76	4,631
Ball Corp.	172	12,066
Bemis Co., Inc. (a)	88	3,961
Greif, Inc. (Class A) (a)	12	430
MeadWestvaco Corp.	191	9,013
Myers Industries, Inc. (a)	40	760
Packaging Corp. of America	103	6,437
Rock-Tenn Co. (Class A) (a)	199	11,980

See accompanying notes to financial statements.

331

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Sealed Air Corp. (a)	293	$15,054
Silgan Holdings, Inc.	15	791
Sonoco Products Co. (a)	58	2,486

		67,928

DISTRIBUTORS — 0.1%
Genuine Parts Co.	112	10,028
LKQ Corp. (b)	89	2,692
Pool Corp. (a)	35	2,456
VOXX International Corp. (a)(b)	8	66

		15,242

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)(b)	4	103
Apollo Education Group, Inc. (b)	4	52
Capella Education Co.	4	215
Career Education Corp. (a)(b)	4	13
DeVry Education Group, Inc. (a)	6	180
Graham Holdings Co. (Class B) (a)	6	6,450
H&R Block, Inc. (a)	213	6,316
Regis Corp. (a)(b)	36	567
Service Corp. International	308	9,064
Sotheby’s (a)	15	679
Universal Technical Institute, Inc. (a)	4	34

		23,673

DIVERSIFIED FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc. (Class B) (b)	1,480	201,443
CBOE Holdings, Inc.	63	3,605
CME Group, Inc. (a)	475	44,203
Intercontinental Exchange, Inc.	101	22,585
Leucadia National Corp. (a)	15	364
MarketAxess Holdings, Inc. (a)	64	5,937
McGraw Hill Financial, Inc.	410	41,185
Moody’s Corp. (a)	252	27,206
MSCI, Inc.	179	11,017
NASDAQ OMX Group, Inc. (a)	179	8,737

		366,282

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc. (a)	1,111	39,463
Atlantic Tele-Network, Inc. (a)	8	553
CenturyLink, Inc. (a)	318	9,343
Cincinnati Bell, Inc. (b)	327	1,249
Consolidated Communications Holdings, Inc. (a)	65	1,366
Frontier Communications Corp. (a)	1,258	6,227
General Communication, Inc. (Class A) (b)	8	136
Level 3 Communications, Inc. (a)(b)	333	17,539
Verizon Communications, Inc. (a)	2,614	121,838

		197,714

ELECTRIC UTILITIES — 1.1%
American Electric Power Co., Inc. (a)	316	16,738
Cleco Corp.	55	2,962
Duke Energy Corp. (a)	455	32,132
Edison International	266	14,784
El Paso Electric Co.	20	693
Entergy Corp. (a)	133	9,376
Eversource Energy (a)	232	10,535
Exelon Corp. (a)	261	8,201
FirstEnergy Corp.	273	8,886
Great Plains Energy, Inc. (a)	123	2,972
Hawaiian Electric Industries, Inc.	142	4,222
IDACORP, Inc. (a)	61	3,424
NextEra Energy, Inc.	285	27,939
OGE Energy Corp.	59	1,686
Pepco Holdings, Inc.	145	3,906
Pinnacle West Capital Corp.	111	6,315
PNM Resources, Inc.	36	886
PPL Corp. (a)	374	11,022
Southern Co. (a)	352	14,749
UIL Holdings Corp.	56	2,566
Westar Energy, Inc. (a)	110	3,764
Xcel Energy, Inc.	414	13,322

		201,080

ELECTRICAL EQUIPMENT — 0.2%
Acuity Brands, Inc.	62	11,159
AMETEK, Inc. (a)	74	4,054
AZZ, Inc.	8	414
Eaton Corp. PLC	144	9,719
Emerson Electric Co.	85	4,711
Encore Wire Corp.	8	354
General Cable Corp. (a)	3	59
Hubbell, Inc. (Class B)	7	758
Powell Industries, Inc.	8	281
Regal Beloit Corp.	30	2,178
Rockwell Automation, Inc. (a)	42	5,235

		38,922

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilysys, Inc. (a)(b)	4	37
Amphenol Corp. (Class A)	351	20,347
Anixter International, Inc. (b)	10	652
Arrow Electronics, Inc. (b)	53	2,957
Avnet, Inc. (a)	59	2,426
Badger Meter, Inc.	8	508
Belden, Inc.	41	3,330
Checkpoint Systems, Inc.	95	967
Cognex Corp. (a)	132	6,349
Coherent, Inc. (b)	19	1,206
Corning, Inc. (a)	928	18,309
CTS Corp.	16	308
Daktronics, Inc. (a)	8	95
Electro Scientific Industries, Inc.	4	21
FARO Technologies, Inc. (a)(b)	31	1,448
FLIR Systems, Inc. (a)	65	2,003
II-VI, Inc. (a)(b)	12	228
Ingram Micro, Inc. (Class A) (a)(b)	85	2,128
Insight Enterprises, Inc. (a)(b)	12	359
IPG Photonics Corp. (b)	54	4,599
Itron, Inc. (a)(b)	32	1,102
Jabil Circuit, Inc. (a)	277	5,897
Keysight Technologies, Inc. (b)	226	7,049
Knowles Corp. (a)(b)	40	724
Littelfuse, Inc.	2	190
Methode Electronics, Inc. (Class A)	67	1,839
Mettler-Toledo International, Inc. (a)(b)	42	14,341

See accompanying notes to financial statements.

332

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

MTS Systems Corp.	24	$1,655
National Instruments Corp. (a)	112	3,300
OSI Systems, Inc. (b)	26	1,841
Plexus Corp. (a)(b)	28	1,229
Rogers Corp. (b)	24	1,587
Sanmina Corp. (a)(b)	139	2,802
SYNNEX Corp. (a)	41	3,001
TE Connectivity, Ltd.	470	30,221
Tech Data Corp. (b)	10	576
Trimble Navigation, Ltd. (a)(b)	11	258
TTM Technologies, Inc. (a)(b)	4	40
Vishay Intertechnology, Inc. (a)	127	1,483
Zebra Technologies Corp. (Class A) (a)(b)	79	8,773

		156,185

ENERGY EQUIPMENT & SERVICES — 0.2%
Atwood Oceanics, Inc. (a)	7	185
Baker Hughes, Inc.	91	5,615
Cameron International Corp. (a)(b)	8	419
CARBO Ceramics, Inc. (a)	24	999
Diamond Offshore Drilling, Inc. (a)	3	77
Dresser-Rand Group, Inc. (b)	110	9,370
Ensco PLC (Class A) (a)	31	690
Era Group, Inc. (a)(b)	4	82
Exterran Holdings, Inc. (a)	9	294
FMC Technologies, Inc. (b)	29	1,203
Geospace Technologies Corp. (a)(b)	3	69
Gulf Island Fabrication, Inc.	4	45
Halliburton Co.	36	1,550
Helix Energy Solutions Group, Inc. (a)(b)	4	51
Helmerich & Payne, Inc. (a)	5	352
Hornbeck Offshore Services, Inc. (a)(b)	3	62
ION Geophysical Corp. (a)(b)	16	17
Matrix Service Co. (a)(b)	4	73
Nabors Industries, Ltd. (a)	12	173
National Oilwell Varco, Inc. (a)	20	966
Noble Corp. PLC (a)	11	169
Oil States International, Inc. (a)(b)	24	894
Paragon Offshore PLC (a)	3	3
Patterson-UTI Energy, Inc. (a)	6	113
Pioneer Energy Services Corp. (b)	139	881
Rowan Cos. PLC (Class A) (a)	16	338
Schlumberger, Ltd. (a)	56	4,827
Superior Energy Services, Inc.	6	126
Tetra Technologies, Inc. (b)	144	919
Tidewater, Inc. (a)	13	295
Unit Corp. (a)(b)	2	54
US Silica Holdings, Inc. (a)	2	59

		30,970

FOOD & STAPLES RETAILING — 2.9%
Andersons, Inc. (a)	3	117
Casey’s General Stores, Inc.	50	4,787
Costco Wholesale Corp.	620	83,737
CVS Health Corp.	1,685	176,723
Kroger Co. (a)	804	58,298
SpartanNash Co.	64	2,083
SUPERVALU, Inc. (a)(b)	246	1,990
Sysco Corp.	420	15,162
United Natural Foods, Inc. (b)	38	2,420
Wal-Mart Stores, Inc. (a)	878	62,277
Walgreens Boots Alliance, Inc.	1,080	91,195
Whole Foods Market, Inc.	203	8,006

		506,795

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	463	22,326
B&G Foods, Inc. (a)	35	998
Cal-Maine Foods, Inc.	40	2,088
Calavo Growers, Inc.	8	415
Campbell Soup Co. (a)	83	3,955
ConAgra Foods, Inc.	494	21,598
Dean Foods Co.	75	1,213
Flowers Foods, Inc. (a)	155	3,278
General Mills, Inc.	440	24,517
Hain Celestial Group, Inc. (a)(b)	163	10,735
Hershey Co. (a)	96	8,528
Hormel Foods Corp. (a)	146	8,230
Ingredion, Inc. (a)	60	4,789
J&J Snack Foods Corp. (a)	23	2,545
J.M. Smucker Co. (a)	114	12,359
Kellogg Co. (a)	99	6,207
Keurig Green Mountain, Inc. (a)	130	9,962
Kraft Foods Group, Inc.	980	83,437
Lancaster Colony Corp.	24	2,180
McCormick & Co., Inc. (a)	103	8,338
Mead Johnson Nutrition Co.	183	16,510
Mondelez International, Inc. (Class A) (a)	778	32,007
Sanderson Farms, Inc. (a)	8	601
Seneca Foods Corp. (Class A) (a)(b)	12	333
Snyders-Lance, Inc. (a)	48	1,549
Tootsie Roll Industries, Inc. (a)	12	388
TreeHouse Foods, Inc. (b)	52	4,214
Tyson Foods, Inc. (Class A)	65	2,771
WhiteWave Foods Co. (Class A) (b)	285	13,931

		310,002

GAS UTILITIES — 0.2%
AGL Resources, Inc.	28	1,304
Atmos Energy Corp. (a)	75	3,846
Laclede Group, Inc.	49	2,551
National Fuel Gas Co. (a)	15	883
New Jersey Resources Corp.	106	2,920
Northwest Natural Gas Co.	12	506
ONE Gas, Inc. (a)	55	2,341
Piedmont Natural Gas Co., Inc.	82	2,896
Questar Corp.	96	2,007
South Jersey Industries, Inc. (a)	54	1,336
Southwest Gas Corp. (a)	37	1,969
UGI Corp.	114	3,927
WGL Holdings, Inc. (a)	77	4,180

		30,666

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abaxis, Inc. (a)	24	1,236
Abbott Laboratories	1,581	77,595
ABIOMED, Inc. (b)	54	3,549

See accompanying notes to financial statements.

333

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Align Technology, Inc. (a)(b)	49	$3,073
Analogic Corp.	7	552
Baxter International, Inc. (a)	164	11,469
Becton, Dickinson and Co. (a)	259	36,687
Boston Scientific Corp. (a)(b)	1,994	35,294
C.R. Bard, Inc.	91	15,534
Cantel Medical Corp.	49	2,630
CONMED Corp. (a)	8	466
Cooper Cos., Inc. (a)	73	12,992
CryoLife, Inc. (a)	36	406
Cynosure, Inc. (Class A) (a)(b)	3	116
DENTSPLY International, Inc.	101	5,207
Edwards Lifesciences Corp. (b)	172	24,498
Greatbatch, Inc. (a)(b)	12	647
Haemonetics Corp. (a)(b)	84	3,474
Halyard Health, Inc. (a)(b)	52	2,106
HealthStream, Inc. (b)	32	973
Hill-Rom Holdings, Inc. (a)	47	2,553
Hologic, Inc. (a)(b)	409	15,567
ICU Medical, Inc. (b)	20	1,913
IDEXX Laboratories, Inc. (a)(b)	116	7,440
Integra LifeSciences Holdings Corp. (b)	24	1,617
Intuitive Surgical, Inc. (b)	55	26,647
Masimo Corp. (a)(b)	40	1,550
Medtronic PLC (a)	2,008	148,793
Meridian Bioscience, Inc. (a)	20	373
Merit Medical Systems, Inc. (b)	20	431
Natus Medical, Inc. (b)	48	2,043
NuVasive, Inc. (a)(b)	71	3,364
ResMed, Inc. (a)	212	11,950
Sirona Dental Systems, Inc. (a)(b)	49	4,921
St. Jude Medical, Inc.	152	11,107
STERIS Corp. (a)	87	5,606
Stryker Corp. (a)	321	30,678
SurModics, Inc. (a)(b)	20	468
Teleflex, Inc. (a)	38	5,147
Thoratec Corp. (b)	70	3,120
Varian Medical Systems, Inc. (a)(b)	100	8,433
West Pharmaceutical Services, Inc.	109	6,331
Zimmer Biomet Holdings, Inc.	197	21,518

		560,074

HEALTH CARE PROVIDERS & SERVICES — 5.1%
Aetna, Inc. (a)	556	70,868
Air Methods Corp. (a)(b)	4	165
Almost Family, Inc. (b)	4	160
Amedisys, Inc. (b)	72	2,861
AmerisourceBergen Corp.	348	37,006
AMN Healthcare Services, Inc. (b)	68	2,148
AmSurg Corp. (a)(b)	73	5,106
Anthem, Inc.	445	73,042
Bio-Reference Laboratories, Inc. (b)	36	1,485
Cardinal Health, Inc.	438	36,639
Centene Corp. (a)(b)	178	14,311
Chemed Corp. (a)	23	3,015
Cigna Corp.	431	69,822
Community Health Systems, Inc. (a)(b)	146	9,194
Cross Country Healthcare, Inc. (b)	4	51
DaVita HealthCare Partners, Inc. (a)(b)	171	13,589
Ensign Group, Inc.	24	1,225
ExamWorks Group, Inc. (b)	47	1,838
Express Scripts Holding Co. (a)(b)	963	85,649
HCA Holdings, Inc. (b)	441	40,008
Health Net, Inc. (b)	112	7,181
Healthways, Inc. (a)(b)	52	623
Henry Schein, Inc. (a)(b)	90	12,791
HMS Holdings Corp. (a)(b)	55	944
Humana, Inc. (a)	250	47,820
IPC Healthcare, Inc. (a)(b)	8	443
Kindred Healthcare, Inc.	29	588
Laboratory Corp. of America Holdings (b)	125	15,152
Landauer, Inc. (a)	8	285
LHC Group, Inc. (b)	12	459
LifePoint Health, Inc. (b)	49	4,261
Magellan Health, Inc. (b)	32	2,242
McKesson Corp.	328	73,738
MEDNAX, Inc. (a)(b)	112	8,300
Molina Healthcare, Inc. (a)(b)	58	4,077
Omnicare, Inc. (a)	130	12,253
Patterson Cos., Inc.	83	4,038
PharMerica Corp. (a)(b)	14	466
Quest Diagnostics, Inc.	205	14,867
Tenet Healthcare Corp. (a)(b)	54	3,126
UnitedHealth Group, Inc.	1,588	193,736
Universal Health Services, Inc. (Class B)	126	17,905
VCA, Inc. (a)(b)	129	7,018
WellCare Health Plans, Inc. (a)(b)	50	4,242

		904,737

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	457	31,560
Computer Programs and Systems, Inc. (a)	4	214
Medidata Solutions, Inc. (a)(b)	79	4,291
Omnicell, Inc. (b)	67	2,527

		38,592

HOTELS, RESTAURANTS & LEISURE — 2.1%
BJ’s Restaurants, Inc. (b)	35	1,696
Bob Evans Farms, Inc.	28	1,429
Boyd Gaming Corp. (a)(b)	123	1,839
Brinker International, Inc. (a)	75	4,324
Buffalo Wild Wings, Inc. (a)(b)	21	3,290
Carnival Corp.	522	25,782
Cheesecake Factory, Inc. (a)	25	1,363
Chipotle Mexican Grill, Inc. (b)	41	24,805
Cracker Barrel Old Country Store, Inc. (a)	37	5,519
Darden Restaurants, Inc.	187	13,292
DineEquity, Inc. (a)	23	2,279
Domino’s Pizza, Inc.	76	8,618
International Speedway Corp. (Class A)	24	880
Interval Leisure Group, Inc. (a)	52	1,188
Jack in the Box, Inc. (a)	64	5,642
Marcus Corp.	4	77
Marriott International, Inc. (Class A) (a)	311	23,135
Marriott Vacations Worldwide Corp.	46	4,221
McDonald’s Corp. (a)	288	27,380
Panera Bread Co. (Class A) (a)(b)	15	2,622

See accompanying notes to financial statements.

334

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Papa John’s International, Inc.	46	$3,478
Pinnacle Entertainment, Inc. (a)(b)	104	3,877
Popeyes Louisiana Kitchen, Inc. (b)	41	2,460
Red Robin Gourmet Burgers, Inc. (a)(b)	16	1,373
Royal Caribbean Cruises, Ltd. (a)	273	21,482
Ruby Tuesday, Inc. (b)	4	25
Ruth’s Hospitality Group, Inc. (a)	48	774
Scientific Games Corp. (Class A) (a)(b)	80	1,243
Sonic Corp. (a)	76	2,189
Starbucks Corp.	2,114	113,342
Starwood Hotels & Resorts Worldwide, Inc. (a)	141	11,434
Texas Roadhouse, Inc. (a)	92	3,444
Wendy’s Co.	400	4,512
Wyndham Worldwide Corp. (a)	151	12,368
Wynn Resorts, Ltd. (a)	3	296
Yum! Brands, Inc.	239	21,529

		363,207

HOUSEHOLD DURABLES — 0.8%
D.R. Horton, Inc.	416	11,382
Ethan Allen Interiors, Inc. (a)	16	421
Garmin, Ltd. (a)	18	791
Harman International Industries, Inc.	80	9,515
Helen of Troy, Ltd. (b)	43	4,192
Jarden Corp. (a)(b)	255	13,196
KB Home (a)	39	647
Leggett & Platt, Inc. (a)	214	10,417
Lennar Corp. (Class A)	254	12,964
M.D.C. Holdings, Inc. (a)	15	450
M/I Homes, Inc. (a)(b)	32	789
Meritage Homes Corp. (a)(b)	19	895
Mohawk Industries, Inc. (b)	93	17,754
Newell Rubbermaid, Inc. (a)	362	14,882
NVR, Inc. (a)(b)	5	6,700
Pulte Group, Inc. (a)	387	7,798
Ryland Group, Inc. (a)	31	1,437
Standard Pacific Corp. (a)(b)	19	169
Tempur Sealy International, Inc. (b)	33	2,175
Toll Brothers, Inc. (b)	146	5,576
Tupperware Brands Corp. (a)	20	1,291
Universal Electronics, Inc. (b)	26	1,296
Whirlpool Corp. (a)	111	19,209

		143,946

HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (Class A) (a)(b)	56	639
Church & Dwight Co., Inc.	163	13,224
Clorox Co. (a)	152	15,811
Colgate-Palmolive Co.	475	31,070
Kimberly-Clark Corp.	173	18,333
Procter & Gamble Co.	1,039	81,291
WD-40 Co. (a)	16	1,395

		161,763

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp. (a)	181	2,400
NRG Energy, Inc. (a)	43	984
Talen Energy Corp. (b)	45	772

		4,156

INDUSTRIAL CONGLOMERATES — 1.4%
3M Co. (a)	678	104,615
Carlisle Cos., Inc.	63	6,308
Danaher Corp.	604	51,696
General Electric Co.	2,152	57,179
Roper Technologies, Inc. (a)	116	20,005

		239,803

INSURANCE — 2.5%
ACE, Ltd.	239	24,302
Aflac, Inc.	245	15,239
Alleghany Corp. (a)(b)	17	7,969
Allstate Corp.	517	33,538
American Equity Investment Life Holding Co.	98	2,644
American Financial Group, Inc. (a)	40	2,602
American International Group, Inc. (a)	764	47,230
AMERISAFE, Inc.	20	941
Aon PLC	252	25,119
Arthur J. Gallagher & Co. (a)	108	5,108
Aspen Insurance Holdings, Ltd.	31	1,485
Assurant, Inc. (a)	17	1,139
Brown & Brown, Inc. (a)	99	3,253
Chubb Corp.	188	17,886
Cincinnati Financial Corp. (a)	122	6,122
eHealth, Inc. (a)(b)	24	305
Employers Holdings, Inc. (a)	24	547
Everest Re Group, Ltd. (a)	40	7,280
First American Financial Corp. (a)	149	5,544
Genworth Financial, Inc. (Class A) (a)(b)	6	45
Hanover Insurance Group, Inc.	65	4,812
Hartford Financial Services Group, Inc.	416	17,293
HCC Insurance Holdings, Inc. (a)	110	8,452
Horace Mann Educators Corp. (a)	56	2,037
Infinity Property & Casualty Corp. (a)	4	303
Kemper Corp. (a)	44	1,696
Lincoln National Corp.	276	16,345
Loews Corp. (a)	53	2,041
Marsh & McLennan Cos., Inc.	485	27,500
Mercury General Corp. (a)	39	2,170
MetLife, Inc.	336	18,813
Montpelier Re Holdings, Ltd. (a)	48	1,896
Navigators Group, Inc. (b)	4	310
Primerica, Inc.	55	2,513
Principal Financial Group, Inc.	243	12,463
ProAssurance Corp.	24	1,109
Progressive Corp. (a)	485	13,498
Prudential Financial, Inc. (a)	176	15,404
Reinsurance Group of America, Inc. (a)	71	6,736
RenaissanceRe Holdings, Ltd. (a)	24	2,436
RLI Corp. (a)	45	2,313
Safety Insurance Group, Inc.	8	462
Selective Insurance Group, Inc.	75	2,104
StanCorp Financial Group, Inc. (a)	29	2,193
Stewart Information Services Corp.	28	1,114
Torchmark Corp. (a)	59	3,435

See accompanying notes to financial statements.

335

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Travelers Cos., Inc.	344	$33,251
United Fire Group, Inc. (a)	32	1,048
Unum Group	142	5,077
W.R. Berkley Corp. (a)	101	5,245
XL Group PLC (a)	328	12,202

		434,569

INTERNET & CATALOG RETAIL — 1.6%
Amazon.com, Inc. (b)	439	190,565
Expedia, Inc.	128	13,997
FTD Cos., Inc. (a)(b)	36	1,015
HSN, Inc. (a)	43	3,018
Netflix, Inc. (a)(b)	75	49,270
NutriSystem, Inc.	4	100
PetMed Express, Inc. (a)	8	138
Priceline Group, Inc. (b)	16	18,422
TripAdvisor, Inc. (b)	54	4,706

		281,231

INTERNET SOFTWARE & SERVICES — 3.1%
Akamai Technologies, Inc. (a)(b)	244	17,036
Blucora, Inc. (a)(b)	68	1,098
comScore, Inc. (a)(b)	51	2,716
Dealertrack Technologies, Inc. (b)	6	377
DHI Group, Inc. (a)(b)	4	36
eBay, Inc. (b)	801	48,252
Facebook, Inc. (Class A) (a)(b)	2,958	253,693
Google, Inc. (Class A) (b)	134	72,365
Google, Inc. (Class C) (b)	159	82,761
j2 Global, Inc. (a)	67	4,552
Liquidity Services, Inc. (b)	3	29
LivePerson, Inc. (a)(b)	76	746
LogMeIn, Inc. (a)(b)	39	2,515
Monster Worldwide, Inc. (a)(b)	4	26
NIC, Inc.	59	1,079
Rackspace Hosting, Inc. (a)(b)	198	7,364
Stamps.com, Inc. (b)	26	1,913
VeriSign, Inc. (a)(b)	159	9,813
XO Group, Inc. (b)	4	65
Yahoo!, Inc. (b)	1,006	39,526

		545,962

IT SERVICES — 3.6%
Accenture PLC (Class A) (a)	618	59,810
Alliance Data Systems Corp. (a)(b)	73	21,312
Automatic Data Processing, Inc.	589	47,255
Broadridge Financial Solutions, Inc.	183	9,152
CACI International, Inc. (Class A) (b)	31	2,508
CIBER, Inc. (b)	16	55
Cognizant Technology Solutions Corp. (Class A) (b)	808	49,361
Computer Sciences Corp. (a)	116	7,614
Convergys Corp. (a)	75	1,912
CoreLogic, Inc. (b)	115	4,564
CSG Systems International, Inc. (a)	52	1,646
DST Systems, Inc. (a)	32	4,031
ExlService Holdings, Inc. (a)(b)	16	553
Fidelity National Information Services, Inc.	355	21,939
Fiserv, Inc. (a)(b)	317	26,257
Gartner, Inc. (a)(b)	78	6,691
Global Payments, Inc.	96	9,931
Heartland Payment Systems, Inc.	34	1,838
iGate Corp. (b)	40	1,908
International Business Machines Corp.	40	6,506
Jack Henry & Associates, Inc.	103	6,664
Leidos Holdings, Inc.	59	2,382
Mastercard, Inc. (Class A) (a)	960	89,741
MAXIMUS, Inc.	111	7,296
NeuStar, Inc. (Class A) (a)(b)	19	555
Paychex, Inc.	379	17,768
Perficient, Inc. (b)	36	693
Science Applications International Corp.	60	3,171
TeleTech Holdings, Inc. (a)	4	108
Teradata Corp. (a)(b)	58	2,146
Total System Services, Inc. (a)	179	7,477
VeriFone Systems, Inc. (a)(b)	67	2,275
Virtusa Corp. (a)(b)	51	2,621
Visa, Inc. (Class A) (a)	2,568	172,441
Western Union Co. (a)	740	15,044
WEX, Inc. (a)(b)	39	4,445
Xerox Corp. (a)	679	7,225

		626,895

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	20	664
Brunswick Corp.	105	5,340
Callaway Golf Co. (a)	28	250
Hasbro, Inc. (a)	95	7,105
Mattel, Inc. (a)	15	385
Polaris Industries, Inc.	35	5,184
Vista Outdoor, Inc. (a)(b)	76	3,413

		22,341

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	4	44
Agilent Technologies, Inc. (a)	218	8,410
Bio-Rad Laboratories, Inc. (Class A) (b)	15	2,259
Bio-Techne Corp.	31	3,053
Cambrex Corp. (b)	48	2,109
Charles River Laboratories International, Inc. (b)	76	5,346
PAREXEL International Corp. (b)	88	5,659
PerkinElmer, Inc. (a)	133	7,001
Thermo Fisher Scientific, Inc.	390	50,606
Waters Corp. (b)	104	13,352

		97,839

MACHINERY — 1.0%
Albany International Corp. (Class A)	40	1,592
Astec Industries, Inc.	4	167
Briggs & Stratton Corp. (a)	60	1,156
Caterpillar, Inc.	27	2,290
CLARCOR, Inc. (a)	57	3,548
Crane Co.	11	646
Cummins, Inc. (a)	37	4,854
Deere & Co. (a)	103	9,996
Donaldson Co., Inc. (a)	16	573
Dover Corp.	9	632
EnPro Industries, Inc.	1	57

See accompanying notes to financial statements.

336

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

ESCO Technologies, Inc. (a)	32	$1,197
Federal Signal Corp. (a)	80	1,193
Flowserve Corp. (a)	6	316
Graco, Inc. (a)	19	1,350
Harsco Corp.	59	973
Hillenbrand, Inc.	71	2,180
IDEX Corp. (a)	34	2,672
Illinois Tool Works, Inc. (a)	347	31,851
Ingersoll-Rand PLC (a)	238	16,046
ITT Corp.	19	795
John Bean Technologies Corp.	8	301
Joy Global, Inc. (a)	9	326
Kennametal, Inc. (a)	36	1,228
Lincoln Electric Holdings, Inc. (a)	14	852
Lindsay Corp. (a)	12	1,055
Lydall, Inc. (b)	20	591
Mueller Industries, Inc.	74	2,569
Nordson Corp.	44	3,427
Oshkosh Corp. (a)	6	254
PACCAR, Inc.	138	8,806
Pall Corp.	114	14,187
Parker-Hannifin Corp. (a)	31	3,606
Pentair PLC	8	550
Snap-On, Inc. (a)	73	11,625
SPX Corp.	17	1,231
Standex International Corp.	12	959
Stanley Black & Decker, Inc. (a)	129	13,576
Tennant Co. (a)	31	2,026
Timken Co. (a)	43	1,572
Toro Co. (a)	47	3,186
Trinity Industries, Inc. (a)	20	529
Valmont Industries, Inc. (a)	4	475
Wabtec Corp. (a)	121	11,403
Watts Water Technologies, Inc. (Class A) (a)	28	1,452
Woodward, Inc.	48	2,639
Xylem, Inc.	42	1,557

		174,066

MARINE — 0.0% (d)
Kirby Corp. (b)	2	153
Matson, Inc.	67	2,817

		2,970

MEDIA — 3.6%
AMC Networks, Inc. (Class A) (b)	60	4,911
Cablevision Systems Corp. (Class A) (a)	185	4,429
CBS Corp. (Class B)	256	14,208
Cinemark Holdings, Inc.	176	7,070
Comcast Corp. (Class A)	1,846	111,018
DIRECTV (a)(b)	366	33,961
Discovery Communications, Inc. (Series A) (a)(b)	9	299
Discovery Communications, Inc. (Series C) (a)(b)	9	280
E.W. Scripps Co. (Class A)	32	731
Gannett Co., Inc. (b)	171	2,392
Interpublic Group of Cos., Inc. (a)	509	9,808
John Wiley & Sons, Inc. (Class A)	26	1,414
Live Nation Entertainment, Inc. (b)	140	3,849
Meredith Corp.	35	1,825
News Corp. (Class A) (a)(b)	50	729
Omnicom Group, Inc. (a)	244	16,956
Scholastic Corp. (a)	24	1,059
Scripps Networks Interactive, Inc. (Class A)	38	2,484
TEGNA, Inc.	342	10,968
Time Warner Cable, Inc.	181	32,249
Time Warner, Inc.	1,171	102,357
Time, Inc.	51	1,174
Twenty-First Century Fox, Inc. (Class A)	1,174	38,208
Viacom, Inc. (Class B) (a)	17	1,099
Walt Disney Co. (a)	2,070	236,270

		639,748

METALS & MINING — 0.1%
A.M. Castle & Co. (a)(b)	4	25
AK Steel Holding Corp. (a)(b)	224	867
Alcoa, Inc. (a)	374	4,170
Allegheny Technologies, Inc.	9	272
Century Aluminum Co. (a)(b)	82	855
Commercial Metals Co.	27	434
Compass Minerals International, Inc.	21	1,725
Freeport-McMoRan, Inc.	38	708
Globe Specialty Metals, Inc.	25	443
Kaiser Aluminum Corp. (a)	20	1,662
Materion Corp.	4	141
Newmont Mining Corp. (a)	11	257
Nucor Corp. (a)	71	3,129
Reliance Steel & Aluminum Co.	7	423
Royal Gold, Inc. (a)	41	2,525
RTI International Metals, Inc. (a)(b)	39	1,229
Steel Dynamics, Inc. (a)	202	4,184
Stillwater Mining Co. (a)(b)	14	162
SunCoke Energy, Inc.	3	39
TimkenSteel Corp.	21	567
United States Steel Corp. (a)	31	639
Worthington Industries, Inc.	43	1,293

		25,749

MULTI-UTILITIES — 0.9%
Alliant Energy Corp.	82	4,733
Ameren Corp.	138	5,200
Avista Corp. (a)	80	2,452
Black Hills Corp.	2	87
CenterPoint Energy, Inc.	61	1,161
CMS Energy Corp.	274	8,724
Consolidated Edison, Inc. (a)	215	12,444
Dominion Resources, Inc. (a)	228	15,246
DTE Energy Co. (a)	115	8,584
MDU Resources Group, Inc. (a)	17	332
NiSource, Inc.	358	16,321
NorthWestern Corp. (a)	40	1,950
PG&E Corp. (a)	511	25,090
Public Service Enterprise Group, Inc.	284	11,156
SCANA Corp. (a)	94	4,761
Sempra Energy	189	18,700
TECO Energy, Inc. (a)	197	3,479
Vectren Corp.	100	3,848

See accompanying notes to financial statements.

337

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

WEC Energy Group, Inc. (a)	233	$10,474

		154,742

MULTILINE RETAIL — 1.1%
Big Lots, Inc. (a)	83	3,734
Dollar General Corp.	403	31,329
Dollar Tree, Inc. (a)(b)	344	27,173
Family Dollar Stores, Inc.	117	9,221
Fred’s, Inc. (Class A) (a)	28	540
J.C. Penney Co., Inc. (a)(b)	166	1,406
Kohl’s Corp. (a)	303	18,971
Macy’s, Inc.	307	20,713
Nordstrom, Inc.	207	15,422
Target Corp.	883	72,079
Tuesday Morning Corp. (a)(b)	68	766

		201,354

OIL, GAS & CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp.	66	5,152
Apache Corp.	16	922
Approach Resources, Inc. (a)(b)	36	247
Arch Coal, Inc. (a)(b)	8	3
Bill Barrett Corp. (a)(b)	76	653
Cabot Oil & Gas Corp. (a)	39	1,230
California Resources Corp.	117	707
Carrizo Oil & Gas, Inc. (b)	12	591
Chesapeake Energy Corp. (a)	11	123
Chevron Corp.	242	23,346
Cimarex Energy Co. (a)	27	2,978
Cloud Peak Energy, Inc. (a)(b)	59	275
Comstock Resources, Inc.	71	236
ConocoPhillips	159	9,764
CONSOL Energy, Inc. (a)	10	217
Devon Energy Corp.	51	3,034
Energen Corp.	6	410
EOG Resources, Inc.	118	10,331
EQT Corp. (a)	6	488
Exxon Mobil Corp. (a)	538	44,762
Green Plains, Inc. (a)	14	386
Hess Corp.	12	803
HollyFrontier Corp.	12	512
Kinder Morgan, Inc. (a)	2,298	88,220
Marathon Oil Corp. (a)	28	743
Marathon Petroleum Corp.	446	23,330
Murphy Oil Corp. (a)	17	707
Newfield Exploration Co. (b)	75	2,709
Noble Energy, Inc.	42	1,793
Northern Oil and Gas, Inc. (a)(b)	4	27
Occidental Petroleum Corp. (a)	34	2,644
ONEOK, Inc.	9	355
Peabody Energy Corp. (a)	12	26
Penn Virginia Corp. (a)(b)	20	88
PetroQuest Energy, Inc. (a)(b)	8	16
Phillips 66 (a)	164	13,212
Pioneer Natural Resources Co.	17	2,358
QEP Resources, Inc.	12	222
Range Resources Corp. (a)	4	197
Southwestern Energy Co. (a)(b)	39	886
Spectra Energy Corp.	146	4,760
Synergy Resources Corp. (a)(b)	45	514
Tesoro Corp.	196	16,544
Valero Energy Corp.	420	26,292
Western Refining, Inc.	78	3,402
Williams Cos., Inc.	835	47,921
World Fuel Services Corp.	91	4,363
WPX Energy, Inc. (a)(b)	117	1,437

		349,936

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (b)	53	1,944
Clearwater Paper Corp. (a)(b)	24	1,375
Deltic Timber Corp. (a)	4	271
International Paper Co. (a)	489	23,271
KapStone Paper and Packaging Corp. (a)	109	2,520
Louisiana-Pacific Corp. (a)(b)	55	937
Neenah Paper, Inc. (a)	28	1,651
Schweitzer-Mauduit International, Inc. (a)	12	478
Wausau Paper Corp. (a)	48	441
Weyerhaeuser Co.	474	14,931

		47,819

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	55	344
Edgewell Personal Care Co.	78	10,261
Estee Lauder Cos., Inc. (Class A)	220	19,065
Inter Parfums, Inc.	4	136
Medifast, Inc. (b)	20	647

		30,453

PHARMACEUTICALS — 6.0%
AbbVie, Inc. (a)	1,543	103,674
Akorn, Inc. (a)(b)	111	4,846
Allergan PLC (a)(b)	584	177,221
Bristol-Myers Squibb Co.	2,201	146,454
Depomed, Inc. (a)(b)	104	2,232
Eli Lilly & Co.	1,212	101,190
Endo International PLC (a)(b)	303	24,134
Hospira, Inc. (b)	287	25,460
Impax Laboratories, Inc. (a)(b)	103	4,730
Johnson & Johnson	1,069	104,185
Lannett Co., Inc. (a)(b)	44	2,615
Mallinckrodt PLC (a)(b)	186	21,896
Medicines Co. (a)(b)	3	86
Merck & Co., Inc.	1,092	62,168
Mylan NV (b)	420	28,501
Perrigo Co. PLC (a)	127	23,473
Pfizer, Inc.	5,496	184,281
Prestige Brands Holdings, Inc. (b)	67	3,098
Zoetis, Inc. (a)	793	38,238

		1,058,482

PROFESSIONAL SERVICES — 0.3%
CDI Corp.	20	260
CEB, Inc.	34	2,960
Dun & Bradstreet Corp.	36	4,392
Equifax, Inc.	159	15,437
Exponent, Inc. (a)	24	1,075
Insperity, Inc. (a)	35	1,782
Korn/Ferry International	16	556
ManpowerGroup, Inc.	52	4,648

See accompanying notes to financial statements.

338

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Nielsen NV	97	$4,343
Resources Connection, Inc.	40	644
Robert Half International, Inc. (a)	187	10,378
Towers Watson & Co. (Class A)	69	8,680
TrueBlue, Inc. (b)	36	1,076
WageWorks, Inc. (b)	43	1,739

		57,970

REAL ESTATE INVESTMENT TRUSTS — 3.8%
Acadia Realty Trust	104	3,027
Alexandria Real Estate Equities, Inc. (a)	94	8,221
American Assets Trust, Inc.	49	1,921
American Campus Communities, Inc.	110	4,146
American Tower Corp.	380	35,450
Apartment Investment & Management Co. (Class A)	214	7,903
Associated Estates Realty Corp. (a)	90	2,577
AvalonBay Communities, Inc.	183	29,256
BioMed Realty Trust, Inc.	158	3,056
Boston Properties, Inc.	190	22,998
Camden Property Trust (a)	91	6,760
CareTrust REIT, Inc.	32	405
Cedar Realty Trust, Inc.	80	512
Chesapeake Lodging Trust (a)	71	2,164
Communications Sales & Leasing, Inc. (a)	29	717
Coresite Realty Corp.	32	1,454
Corporate Office Properties Trust	74	1,742
Corrections Corp. of America (a)	158	5,227
Cousins Properties, Inc.	143	1,484
Crown Castle International Corp. (a)	329	26,419
DiamondRock Hospitality Co. (a)	207	2,652
Duke Realty Corp.	445	8,264
EastGroup Properties, Inc. (a)	7	394
Education Realty Trust, Inc. (a)	34	1,066
EPR Properties (a)	36	1,972
Equinix, Inc.	75	19,050
Equity One, Inc. (a)	94	2,194
Equity Residential (a)	514	36,067
Essex Property Trust, Inc.	92	19,550
Extra Space Storage, Inc. (a)	144	9,392
Federal Realty Investment Trust (a)	86	11,016
Franklin Street Properties Corp. (a)	100	1,131
General Growth Properties, Inc.	836	21,452
Geo Group, Inc.	107	3,655
Getty Realty Corp.	20	327
Government Properties Income Trust (a)	44	816
HCP, Inc.	298	10,868
Health Care REIT, Inc.	434	28,483
Healthcare Realty Trust, Inc.	111	2,582
Highwoods Properties, Inc. (a)	96	3,835
Home Properties, Inc.	55	4,018
Hospitality Properties Trust	170	4,899
Host Hotels & Resorts, Inc. (a)	233	4,620
Inland Real Estate Corp. (a)	64	603
Iron Mountain, Inc. (a)	301	9,331
Kilroy Realty Corp. (a)	109	7,319
Kimco Realty Corp.	466	10,504
Kite Realty Group Trust	86	2,104
Lamar Advertising Co. (Class A) (a)	84	4,828
LaSalle Hotel Properties	155	5,496
Lexington Realty Trust (a)	27	229
Liberty Property Trust	69	2,223
LTC Properties, Inc.	24	998
Macerich Co.	218	16,263
Mack-Cali Realty Corp.	16	295
Medical Properties Trust, Inc. (a)	213	2,792
Mid-America Apartment Communities, Inc.	60	4,369
National Retail Properties, Inc.	127	4,446
OMEGA Healthcare Investors, Inc.	190	6,523
Parkway Properties, Inc.	67	1,168
Pennsylvania Real Estate Investment Trust (a)	90	1,921
Plum Creek Timber Co., Inc. (a)	101	4,098
Post Properties, Inc.	76	4,132
Potlatch Corp. (a)	12	424
ProLogis	374	13,875
Public Storage	143	26,365
Rayonier, Inc. (a)	7	179
Realty Income Corp. (a)	262	11,630
Regency Centers Corp.	129	7,608
Retail Opportunity Investments Corp.	114	1,781
Sabra Healthcare REIT, Inc. (a)	62	1,596
Saul Centers, Inc.	16	787
Senior Housing Properties Trust	92	1,615
Simon Property Group, Inc.	359	62,114
SL Green Realty Corp. (a)	118	12,967
Sovran Self Storage, Inc.	44	3,824
Summit Hotel Properties, Inc.	153	1,991
Tanger Factory Outlet Centers, Inc.	28	888
Taubman Centers, Inc.	77	5,352
UDR, Inc. (a)	368	11,787
Universal Health Realty Income Trust (a)	16	743
Urban Edge Properties (a)	61	1,268
Urstadt Biddle Properties, Inc. (Class A)	20	374
Ventas, Inc.	282	17,509
Vornado Realty Trust	202	19,176
Weingarten Realty Investors	128	4,184
WP GLIMCHER, Inc.	20	271

		661,692

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc. (a)	24	946
CBRE Group, Inc. (Class A) (b)	421	15,577
Forestar Group, Inc. (a)(b)	40	526
Jones Lang LaSalle, Inc. (a)	65	11,115

		28,164

ROAD & RAIL — 1.0%
ArcBest Corp. (a)	11	350
Con-way, Inc. (a)	51	1,957
CSX Corp.	1,061	34,642
Genesee & Wyoming, Inc. (Class A) (a)(b)	4	305
Heartland Express, Inc. (a)	83	1,679
J.B. Hunt Transport Services, Inc. (a)	58	4,761
Kansas City Southern	44	4,013
Knight Transportation, Inc.	95	2,540
Landstar System, Inc. (a)	31	2,073

See accompanying notes to financial statements.

339

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Norfolk Southern Corp.	224	$19,569
Old Dominion Freight Line, Inc. (b)	86	5,900
Ryder Systems, Inc.	53	4,630
Saia, Inc. (a)(b)	47	1,847
Union Pacific Corp.	866	82,590
Werner Enterprises, Inc. (a)	4	105

		166,961

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Energy Industries, Inc. (a)(b)	44	1,210
Advanced Micro Devices, Inc. (a)(b)	172	413
Altera Corp. (a)	427	21,862
Analog Devices, Inc. (a)	388	24,904
Applied Materials, Inc. (a)	1,316	25,294
Atmel Corp. (a)	88	867
Avago Technologies, Ltd. (a)	428	56,894
Broadcom Corp. (Class A) (a)	817	42,067
Brooks Automation, Inc. (a)	4	46
Cabot Microelectronics Corp. (a)(b)	28	1,319
Cirrus Logic, Inc. (a)(b)	88	2,995
Cree, Inc. (a)(b)	27	703
Cypress Semiconductor Corp. (a)(b)	538	6,327
Diodes, Inc. (b)	47	1,133
DSP Group, Inc. (a)(b)	4	41
Exar Corp. (a)(b)	56	548
Fairchild Semiconductor International, Inc. (a)(b)	181	3,146
First Solar, Inc. (a)(b)	3	141
Integrated Device Technology, Inc. (a)(b)	227	4,926
Intel Corp.	5,056	153,778
Intersil Corp. (Class A) (a)	199	2,490
KLA-Tencor Corp. (a)	162	9,106
Kopin Corp. (a)(b)	8	28
Kulicke & Soffa Industries, Inc. (a)(b)	28	328
Lam Research Corp.	185	15,050
Linear Technology Corp. (a)	156	6,900
Micrel, Inc.	8	111
Microchip Technology, Inc. (a)	114	5,406
Micron Technology, Inc. (b)	602	11,342
Microsemi Corp. (b)	154	5,382
MKS Instruments, Inc. (a)	72	2,732
Monolithic Power Systems, Inc. (a)	48	2,434
NVIDIA Corp. (a)	468	9,411
Pericom Semiconductor Corp.	8	105
Qorvo, Inc. (b)	239	19,185
Rudolph Technologies, Inc. (a)(b)	48	576
Semtech Corp. (b)	43	854
Silicon Laboratories, Inc. (a)(b)	31	1,674
Skyworks Solutions, Inc.	311	32,375
SunEdison, Inc. (b)	295	8,823
Synaptics, Inc. (a)(b)	44	3,816
Teradyne, Inc. (a)	156	3,009
Tessera Technologies, Inc.	55	2,089
Texas Instruments, Inc. (a)	1,286	66,242
Ultratech, Inc. (b)	40	742
Veeco Instruments, Inc. (a)(b)	7	201
Xilinx, Inc.	57	2,517

		561,542

SOFTWARE — 3.3%
ACI Worldwide, Inc. (b)	95	2,334
Adobe Systems, Inc. (a)(b)	509	41,234
Advent Software, Inc. (a)	47	2,078
ANSYS, Inc. (a)(b)	82	7,482
Autodesk, Inc. (a)(b)	244	12,218
Blackbaud, Inc.	65	3,702
Bottomline Technologies, Inc. (b)	47	1,307
CA, Inc. (a)	262	7,674
Cadence Design Systems, Inc. (a)(b)	294	5,780
CDK Global, Inc. (a)	257	13,873
Citrix Systems, Inc. (a)(b)	104	7,297
CommVault Systems, Inc. (a)(b)	3	127
Ebix, Inc. (a)	44	1,435
Electronic Arts, Inc. (b)	522	34,713
EPIQ Systems, Inc.	4	68
FactSet Research Systems, Inc. (a)	54	8,776
Fair Isaac Corp. (a)	42	3,813
Fortinet, Inc. (a)(b)	232	9,589
Informatica Corp. (b)	129	6,253
Intuit, Inc.	344	34,665
Manhattan Associates, Inc. (b)	126	7,516
Mentor Graphics Corp. (a)	101	2,669
Microsoft Corp.	3,803	167,902
MicroStrategy, Inc. (b)	4	680
Monotype Imaging Holdings, Inc. (a)	28	675
Netscout Systems, Inc. (a)(b)	11	403
Oracle Corp.	1,781	71,774
Progress Software Corp. (b)	67	1,842
PTC, Inc. (b)	24	984
Quality Systems, Inc.	47	779
Red Hat, Inc. (a)(b)	307	23,310
Rovi Corp. (a)(b)	39	622
Salesforce.com, Inc. (a)(b)	751	52,292
SolarWinds, Inc. (a)(b)	59	2,722
Solera Holdings, Inc.	17	758
Symantec Corp.	666	15,484
Synchronoss Technologies, Inc. (b)	45	2,058
Synopsys, Inc. (a)(b)	180	9,117
Take-Two Interactive Software, Inc. (a)(b)	95	2,619
Tangoe, Inc. (a)(b)	55	692
Tyler Technologies, Inc. (a)(b)	54	6,986
Ultimate Software Group, Inc. (a)(b)	43	7,067
VASCO Data Security International, Inc. (a)(b)	20	604

		583,973

SPECIALTY RETAIL — 4.1%
Aaron’s, Inc. (a)	20	724
Abercrombie & Fitch Co. (Class A) (a)	3	65
Advance Auto Parts, Inc.	85	13,540
Aeropostale, Inc. (a)(b)	16	26
American Eagle Outfitters, Inc. (a)	284	4,891
ANN, Inc. (b)	29	1,400
Ascena Retail Group, Inc. (a)(b)	59	983
AutoNation, Inc. (b)	72	4,535

See accompanying notes to financial statements.

340

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

AutoZone, Inc. (a)(b)	40	$26,676
Barnes & Noble, Inc. (a)(b)	91	2,362
Bed Bath & Beyond, Inc. (a)(b)	216	14,900
Best Buy Co., Inc. (a)	477	15,555
Big 5 Sporting Goods Corp.	24	341
Buckle, Inc. (a)	11	504
Cabela’s, Inc. (a)(b)	11	550
Caleres, Inc. (a)	68	2,161
CarMax, Inc. (a)(b)	335	22,180
Cato Corp. (Class A) (a)	24	930
Chico’s FAS, Inc. (a)	132	2,195
Children’s Place, Inc. (a)	32	2,093
Christopher & Banks Corp. (a)(b)	16	64
CST Brands, Inc. (a)	108	4,219
Dick’s Sporting Goods, Inc.	73	3,779
Finish Line, Inc. (Class A) (a)	36	1,002
Foot Locker, Inc. (a)	202	13,536
GameStop Corp. (Class A) (a)	5	215
Gap, Inc. (a)	218	8,321
Genesco, Inc. (b)	16	1,057
Group 1 Automotive, Inc.	33	2,997
Haverty Furniture Cos., Inc.	20	432
Hibbett Sports, Inc. (b)	7	326
Home Depot, Inc.	1,943	215,926
L Brands, Inc. (a)	403	34,549
Lithia Motors, Inc. (Class A)	32	3,621
Lowe’s Cos., Inc.	1,555	104,138
Lumber Liquidators Holdings, Inc. (b)	16	331
MarineMax, Inc. (a)(b)	8	188
Men’s Wearhouse, Inc.	32	2,050
Monro Muffler Brake, Inc. (a)	40	2,486
Murphy USA, Inc. (b)	70	3,907
O’Reilly Automotive, Inc. (a)(b)	158	35,705
Office Depot, Inc. (b)	794	6,876
Pep Boys-Manny, Moe & Jack (b)	4	49
Rent-A-Center, Inc. (a)	20	567
Ross Stores, Inc.	692	33,638
Select Comfort Corp. (a)(b)	87	2,616
Signet Jewelers, Ltd.	124	15,902
Sonic Automotive, Inc. (Class A)	44	1,049
Stage Stores, Inc.	44	771
Staples, Inc. (a)	940	14,391
Stein Mart, Inc. (a)	24	251
Tiffany & Co.	45	4,131
TJX Cos., Inc.	730	48,304
Tractor Supply Co. (a)	170	15,290
Urban Outfitters, Inc. (a)(b)	127	4,445
Vitamin Shoppe, Inc. (a)(b)	11	410
Williams-Sonoma, Inc.	111	9,132
Zumiez, Inc. (a)(b)	20	533

		713,815

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.8%
Apple, Inc.	9,110	1,142,622
Diebold, Inc. (a)	30	1,050
Electronics for Imaging, Inc. (a)(b)	10	435
EMC Corp. (a)	599	15,808
Hewlett-Packard Co. (a)	547	16,415
Lexmark International, Inc. (Class A)	29	1,282
NCR Corp. (a)(b)	7	211
NetApp, Inc.	97	3,061
QLogic Corp. (b)	108	1,533
SanDisk Corp. (a)	11	640
Seagate Technology PLC (a)	128	6,080
Super Micro Computer, Inc. (b)	45	1,331
Western Digital Corp. (a)	122	9,567

		1,200,035

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter’s, Inc. (a)	69	7,335
Coach, Inc. (a)	85	2,942
Crocs, Inc. (a)(b)	12	177
Deckers Outdoor Corp. (a)(b)	25	1,799
Fossil Group, Inc. (a)(b)	3	208
G-III Apparel Group, Ltd. (a)(b)	54	3,799
Hanesbrands, Inc.	676	22,524
Iconix Brand Group, Inc. (a)(b)	13	325
Kate Spade & Co. (a)(b)	42	905
Michael Kors Holdings, Ltd. (b)	23	968
Movado Group, Inc.	28	760
NIKE, Inc. (Class B) (a)	987	106,616
Oxford Industries, Inc. (a)	20	1,749
PVH Corp. (a)	12	1,382
Quiksilver, Inc. (a)(b)	204	135
Ralph Lauren Corp.	9	1,191
Skechers U.S.A., Inc. (Class A) (b)	56	6,148
Steven Madden, Ltd. (b)	7	299
Under Armour, Inc. (Class A) (a)(b)	279	23,280
V.F. Corp.	421	29,361
Wolverine World Wide, Inc. (a)	114	3,247

		215,150

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp. (a)	88	1,214
Bank Mutual Corp.	60	460
BofI Holding, Inc. (a)(b)	20	2,114
Brookline Bancorp, Inc.	32	361
Dime Community Bancshares (a)	32	542
Hudson City Bancorp, Inc.	324	3,201
New York Community Bancorp, Inc. (a)	404	7,426
Northwest Bancshares, Inc.	28	359
Oritani Financial Corp. (a)	36	578
Provident Financial Services, Inc. (a)	56	1,063
TrustCo Bank Corp. NY (a)	92	647

		17,965

TOBACCO — 1.1%
Altria Group, Inc.	2,608	127,557
Philip Morris International, Inc.	332	26,616
Reynolds American, Inc. (a)	515	38,450
Universal Corp. (a)	24	1,376

		193,999

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc.	16	634
DXP Enterprises, Inc. (b)	16	744
Fastenal Co. (a)	38	1,603
GATX Corp. (a)	9	478
Kaman Corp. (a)	12	503

See accompanying notes to financial statements.

341

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

MSC Industrial Direct Co., Inc. (Class A)	11	$768
NOW, Inc. (a)(b)	16	319
United Rentals, Inc. (b)	30	2,629
W.W. Grainger, Inc. (a)	13	3,076
Watsco, Inc.	32	3,960

		14,714

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	48	1,795
Aqua America, Inc. (a)	132	3,232

		5,027

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc. (a)	4	67

TOTAL COMMON STOCKS —
(Cost $15,585,494)		17,558,723

SHORT TERM INVESTMENTS — 23.9%
MONEY MARKET FUNDS — 23.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,181,097	4,181,097
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f)(g)	32,137	32,137

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,213,234)		4,213,234

TOTAL INVESTMENTS — 123.6% (h)
(Cost $19,798,728)		21,771,957
OTHER ASSETS & LIABILITIES — (23.6)%		(4,161,161)

NET ASSETS — 100.0%		$17,610,796

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

342

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 6.1%
General Dynamics Corp.	2,424	$343,457
Honeywell International, Inc.	5,584	569,400
Northrop Grumman Corp.	2,306	365,801
United Technologies Corp.	4,387	486,650

		1,765,308

BANKS — 7.3%
Fifth Third Bancorp (a)	22,685	472,302
KeyCorp	9,249	138,920
People’s United Financial, Inc. (a)	35,904	582,004
SunTrust Banks, Inc. (a)	523	22,500
U.S. Bancorp (a)	13,188	572,359
Wells Fargo & Co.	5,860	329,566

		2,117,651

BEVERAGES — 3.2%
Coca-Cola Co. (a)	9,136	358,405
PepsiCo, Inc.	6,209	579,548

		937,953

CHEMICALS — 0.7%
Praxair, Inc.	1,746	208,734

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Tyco International PLC	6,824	262,588

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. (Class B) (b)	2,974	404,791

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc. (a)	16,594	589,419

ELECTRIC UTILITIES — 0.3%
OGE Energy Corp. (a)	2,909	83,110

FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	2,438	329,276
CVS Health Corp.	3,319	348,097

		677,373

FOOD PRODUCTS — 4.5%
General Mills, Inc.	9,666	538,590
J.M. Smucker Co. (a)	3,969	430,279
Kellogg Co.	5,420	339,834

		1,308,703

HEALTH CARE EQUIPMENT & SUPPLIES — 5.9%
Abbott Laboratories	11,854	581,794
Becton, Dickinson and Co. (a)	936	132,584
Medtronic PLC (a)	7,509	556,417
Stryker Corp.	696	66,517
Teleflex, Inc. (a)	2,702	365,986

		1,703,298

HEALTH CARE PROVIDERS & SERVICES — 4.8%
AmerisourceBergen Corp.	4,568	485,761
Henry Schein, Inc. (a)(b)	4,074	578,997
Omnicare, Inc. (a)	3,372	317,811

		1,382,569

HOTELS, RESTAURANTS & LEISURE — 2.1%
Marriott International, Inc. (Class A) (a)	626	46,568
McDonald’s Corp. (a)	5,988	569,279

		615,847

HOUSEHOLD PRODUCTS — 2.0%
Procter & Gamble Co.	7,379	577,333

INDUSTRIAL CONGLOMERATES — 3.9%
3M Co.	3,533	545,142
General Electric Co.	21,599	573,885

		1,119,027

INSURANCE — 13.5%
ACE, Ltd.	5,443	553,444
Aflac, Inc.	9,433	586,733
Allstate Corp.	8,810	571,505
Arch Capital Group, Ltd. (b)	3,520	235,699
Marsh & McLennan Cos., Inc. (a)	10,026	568,474
PartnerRe, Ltd.	1,402	180,157
Progressive Corp. (a)	12,591	350,408
Torchmark Corp. (a)	5,210	303,326
Travelers Cos., Inc.	5,446	526,410
XL Group PLC (a)	1,233	45,868

		3,922,024

INTERNET SOFTWARE & SERVICES — 0.1%
Google, Inc. (Class A) (b)	77	41,583

IT SERVICES — 5.3%
Accenture PLC (Class A) (a)	1,290	124,846
Automatic Data Processing, Inc. (a)	4,546	364,726
Fiserv, Inc. (a)(b)	6,892	570,864
Paychex, Inc. (a)	10,124	474,613

		1,535,049

MACHINERY — 0.7%
Illinois Tool Works, Inc. (a)	1,919	176,145
Parker-Hannifin Corp. (a)	250	29,083

		205,228

MEDIA — 6.1%
Comcast Corp. (Class A) (a)	9,733	585,342
DIRECTV (a)(b)	6,390	592,928
Walt Disney Co. (a)	5,226	596,496

		1,774,766

MULTI-UTILITIES — 2.3%
CenterPoint Energy, Inc. (a)	26,453	503,401
NiSource, Inc.	337	15,364
Sempra Energy	1,393	137,823

		656,588

OIL, GAS & CONSUMABLE FUELS — 2.3%
Chevron Corp.	3,696	356,553
Exxon Mobil Corp.	3,593	298,938

		655,491

PHARMACEUTICALS — 2.1%
Johnson & Johnson	5,130	499,970
Pfizer, Inc.	3,244	108,771

		608,741

REAL ESTATE INVESTMENT TRUSTS — 11.4%
American Tower Corp. (a)	4,582	427,455
Annaly Capital Management, Inc.	5,840	53,670

See accompanying notes to financial statements.

343

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Crown Castle International Corp. (a)	1,202	$96,521
DDR Corp. (a)	27,148	419,708
Host Hotels & Resorts, Inc. (a)	24,856	492,894
Lamar Advertising Co. (Class A) (a)	9,870	567,327
ProLogis, Inc.	6,768	251,093
Public Storage (a)	1,608	296,467
Simon Property Group, Inc.	260	44,985
Starwood Property Trust, Inc. (a)	26,217	565,501
Two Harbors Investment Corp.	9,870	96,134

		3,311,755

ROAD & RAIL — 1.6%
Union Pacific Corp. (a)	4,806	458,348

SOFTWARE — 1.2%
Cadence Design Systems, Inc. (a)(b)	17,291	339,941

SPECIALTY RETAIL — 2.0%
Home Depot, Inc. (a)	5,149	572,208

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
EMC Corp. (a)	21,731	573,481

TOBACCO — 1.6%
Altria Group, Inc.	9,211	450,511

TOTAL COMMON STOCKS —
(Cost $28,075,694)		28,859,418

SHORT TERM INVESTMENTS — 17.8%
MONEY MARKET FUNDS — 17.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,140,535	5,140,535
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	16,042	16,042

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,156,577)		5,156,577

TOTAL INVESTMENTS — 117.4% (f)
(Cost $33,232,271)		34,015,995
OTHER ASSETS & LIABILITIES — (17.4)%		(5,053,606)

NET ASSETS — 100.0%		$28,962,389

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

344

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 4.4%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	119	$2,453
Curtiss-Wright Corp.	9,104	659,494
Esterline Technologies Corp. (a)(b)	1,530	145,870
Moog, Inc. (Class A) (b)	145	10,249
TASER International, Inc. (b)	79	2,631
Teledyne Technologies, Inc. (a)(b)	6,594	695,733

		1,516,430

AIR FREIGHT & LOGISTICS — 0.1%
Echo Global Logistics, Inc. (b)	56	1,829
Forward Air Corp. (a)	279	14,580

		16,409

AIRLINES — 0.0% (c)
Hawaiian Holdings, Inc. (b)	169	4,014

AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)(b)	26,199	547,821
Drew Industries, Inc.	73	4,236

		552,057

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc.	161	3,798

BANKS — 16.4%
BancorpSouth, Inc.	191	4,920
Banner Corp.	5,205	249,476
BBCN Bancorp, Inc.	314	4,644
Berkshire Hills Bancorp, Inc.	273	7,775
Cardinal Financial Corp.	370	8,062
Central Pacific Financial Corp.	349	8,289
Chemical Financial Corp. (a)	197	6,513
City Holding Co. (a)	1,612	79,391
Columbia Banking System, Inc. (a)	15,536	505,541
Community Bank System, Inc. (a)	174	6,572
CVB Financial Corp. (a)	40,096	706,091
F.N.B. Corp. (a)	368	5,270
First Commonwealth Financial Corp. (a)	61,653	591,252
First Financial Bancorp	9,969	178,844
First Financial Bankshares, Inc. (a)	54	1,871
First Midwest Bancorp, Inc.	296	5,615
FirstMerit Corp. (a)	206	4,291
Flushing Financial Corp. (a)	278	5,841
Glacier Bancorp, Inc. (a)	4,586	134,920
Hancock Holding Co. (a)	3,419	109,100
HomeTrust Bancshares, Inc. (a)(b)	14,045	235,394
Independent Bank Corp.-Massachusetts	14,554	682,437
Investors Bancorp, Inc. (a)	54,707	672,896
Lakeland Financial Corp.	179	7,763
MB Financial, Inc.	179	6,165
National Penn Bancshares, Inc.	518	5,843
NBT Bancorp, Inc. (a)	234	6,124
Old National Bancorp	154	2,227
Pinnacle Financial Partners, Inc. (a)	55	2,990
Prosperity Bancshares, Inc.	271	15,647
Renasant Corp. (a)	170	5,542
South State Corp.	90	6,839
State Bank Financial Corp.	408	8,854
Sterling Bancorp	8,160	119,952
Trico Bancshares (a)	3,792	91,198
Trustmark Corp. (a)	22,449	560,776
Umpqua Holdings Corp. (a)	250	4,497
Union Bankshares Corp. (a)	199	4,625
United Bankshares, Inc. (a)	153	6,155
Valley National Bancorp (a)	207	2,134
Webster Financial Corp. (a)	96	3,797
Westamerica Bancorporation (a)	11,686	591,896
Wintrust Financial Corp. (a)	135	7,206

		5,675,235

BIOTECHNOLOGY — 0.5%
Abeona Therapeutics, Inc. (b)	1,823	9,224
Achillion Pharmaceuticals, Inc. (b)	266	2,357
Advaxis, Inc. (b)	266	5,408
Aegerion Pharmaceuticals, Inc. (b)	105	1,992
Agenus, Inc. (b)	325	2,805
Alder Biopharmaceuticals, Inc. (b)	54	2,860
Amicus Therapeutics, Inc. (b)	160	2,264
Anthera Pharmaceuticals, Inc. (b)	449	3,870
ARIAD Pharmaceuticals, Inc. (b)	201	1,662
Arrowhead Research Corp. (b)	301	2,152
BioCryst Pharmaceuticals, Inc. (b)	122	1,821
Celldex Therapeutics, Inc. (b)	67	1,690
CorMedix, Inc. (b)	925	3,589
CTI BioPharma Corp. (b)	1,641	3,200
Dynavax Technologies Corp. (b)	78	1,827
Exact Sciences Corp. (b)	55	1,636
Exelixis, Inc. (b)	616	2,316
Five Prime Therapeutics, Inc. (b)	78	1,938
Galena Biopharma, Inc. (b)	1,851	3,147
Halozyme Therapeutics, Inc. (b)	75	1,694
Heron Therapeutics, Inc. (b)	317	9,878
Idera Pharmaceuticals, Inc. (b)	530	1,966
Ignyta, Inc. (b)	269	4,059
ImmunoGen, Inc. (b)	235	3,379
Immunomedics, Inc. (b)	477	1,937
Infinity Pharmaceuticals, Inc. (b)	170	1,862
Inovio Pharmaceuticals, Inc. (b)	236	1,926
Ironwood Pharmaceuticals, Inc. (b)	139	1,676
KYTHERA Biopharmaceuticals, Inc. (b)	55	4,142
MannKind Corp. (b)	383	2,179
Mirati Therapeutics, Inc. (b)	64	2,014
Momenta Pharmaceuticals, Inc. (b)	75	1,711
Northwest Biotherapeutics, Inc. (b)	174	1,728
Oncothyreon, Inc. (b)	1,723	6,444
Orexigen Therapeutics, Inc. (b)	447	2,213
Organovo Holdings, Inc. (b)	560	2,111
OvaScience, Inc. (b)	74	2,141
Progenics Pharmaceuticals, Inc. (b)	264	1,969
Raptor Pharmaceutical Corp. (b)	119	1,879
Regulus Therapeutics, Inc. (b)	263	2,882
Retrophin, Inc. (b)	65	2,155
Sarepta Therapeutics, Inc. (b)	87	2,647
Sorrento Therapeutics, Inc. (b)	125	2,202
Synergy Pharmaceuticals, Inc. (b)	3,490	28,967
TG Therapeutics, Inc. (b)	115	1,908
Tobira Therapeutics, Inc. (b)	267	4,606
Trovagene, Inc. (b)	278	2,822
Vanda Pharmaceuticals, Inc. (b)	174	2,208

See accompanying notes to financial statements.

345

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

XOMA Corp. (b)	610	$2,367
ZIOPHARM Oncology, Inc. (b)	218	2,616

		168,046

BUILDING PRODUCTS — 0.0% (c)
Quanex Building Products Corp.	367	7,865
Simpson Manufacturing Co., Inc.	70	2,380

		10,245

CAPITAL MARKETS — 0.4%
Evercore Partners, Inc. (Class A) (a)	2,106	113,640
Stifel Financial Corp. (a)(b)	36	2,079
WisdomTree Investments, Inc.	96	2,108

		117,827

CHEMICALS — 4.6%
Calgon Carbon Corp.	11,999	232,541
Chemtura Corp. (b)	11,899	336,861
Core Molding Technologies, Inc. (b)	103	2,352
H.B. Fuller Co.	588	23,884
Minerals Technologies, Inc.	4,335	295,343
Olin Corp. (a)	422	11,373
Sensient Technologies Corp. (a)	10,140	692,968
Stepan Co.	37	2,002

		1,597,324

COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	250	8,218
Deluxe Corp. (a)	1,779	110,298
Essendant, Inc. (a)	9,634	378,134
G & K Services, Inc. (Class A)	44	3,042
Healthcare Services Group, Inc. (a)	161	5,321
Knoll, Inc. (a)	11,390	285,092
Matthews International Corp. (Class A) (a)	710	37,729

		827,834

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Applied Optoelectronics, Inc. (b)	161	2,795
CalAmp Corp. (b)	118	2,155
Ciena Corp. (b)	94	2,226
Novatel Wireless, Inc. (b)	750	2,437
Ruckus Wireless, Inc. (b)	174	1,799

		11,412

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc. (a)	1,255	59,951

CONSTRUCTION MATERIALS — 0.0% (c)
US Concrete, Inc. (b)	72	2,728

CONSUMER FINANCE — 0.0% (c)
World Acceptance Corp. (b)	41	2,522

DISTRIBUTORS — 2.0%
Pool Corp. (a)	9,945	697,940

DIVERSIFIED CONSUMER SERVICES — 0.1%
Weight Watchers International, Inc. (b)	5,070	24,589

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Cogent Communications Holdings, Inc.	64	2,166
Straight Path Communications, Inc. (Class B) (b)	115	3,771

		5,937

ELECTRIC UTILITIES — 6.0%
ALLETE, Inc. (a)	451	20,922
Cleco Corp.	11,401	613,944
IDACORP, Inc. (a)	10,137	569,091
Portland General Electric Co. (a)	17,180	569,689
Unitil Corp.	9,268	306,029

		2,079,675

ELECTRICAL EQUIPMENT — 0.0% (c)
Enphase Energy, Inc. (b)	520	3,957

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Anixter International, Inc. (b)	403	26,255
Belden, Inc. (a)	7,520	610,850
Coherent, Inc. (b)	1,269	80,556
InvenSense, Inc. (b)	120	1,812
Scansource, Inc. (a)(b)	55	2,093

		721,566

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
SEACOR Holdings, Inc. (a)(b)	106	7,520
US Silica Holdings, Inc.	89	2,613

		10,133

FOOD & STAPLES RETAILING — 0.0% (c)
Fresh Market, Inc. (b)	75	2,411
SUPERVALU, Inc. (b)	315	2,548

		4,959

FOOD PRODUCTS — 0.3%
Cal-Maine Foods, Inc. (a)	2,076	108,367

GAS UTILITIES — 3.4%
Laclede Group, Inc. (a)	11,006	572,972
Northwest Natural Gas Co. (a)	9,684	408,471
Piedmont Natural Gas Co., Inc.	153	5,403
South Jersey Industries, Inc.	7,590	187,701
Southwest Gas Corp. (a)	134	7,130

		1,181,677

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Accuray, Inc. (b)	286	1,928
Greatbatch, Inc. (a)(b)	1,652	89,076
Integra LifeSciences Holdings Corp. (b)	1,707	115,000
Meridian Bioscience, Inc. (a)	1,523	28,389
Rockwell Medical, Inc. (b)	142	2,289
STERIS Corp. (a)	1,098	70,755
West Pharmaceutical Services, Inc. (a)	7,425	431,244
Zeltiq Aesthetics, Inc. (b)	69	2,033

		740,714

HEALTH CARE PROVIDERS & SERVICES — 1.9%
AmSurg Corp. (a)(b)	3,296	230,555
Bio-Reference Laboratories, Inc. (b)	61	2,517
HealthSouth Corp.	1,336	61,536
Owens & Minor, Inc. (a)	10,802	367,268

		661,876

HEALTH CARE TECHNOLOGY — 0.0% (c)
Castlight Health, Inc. (Class B) (b)	617	5,022

HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. (Class A) (a)(b)	29,034	362,635

See accompanying notes to financial statements.

346

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Cheesecake Factory, Inc. (a)	1,397	$76,185
Churchill Downs, Inc. (a)	5,105	638,380
Jamba, Inc. (b)	125	1,936
Krispy Kreme Doughnuts, Inc. (b)	84	1,618
Marriott Vacations Worldwide Corp.	54	4,955
Morgans Hotel Group Co. (b)	4,756	32,055
Papa Murphy’s Holdings, Inc. (b)	106	2,196
Sonic Corp.	57	1,642
Texas Roadhouse, Inc. (a)	251	9,395
Zoe’s Kitchen, Inc. (b)	98	4,012

		1,135,009

HOUSEHOLD DURABLES — 0.0% (c)
Hovnanian Enterprises, Inc. (Class A) (b)	3,104	8,257

HOUSEHOLD PRODUCTS — 0.1%
WD-40 Co. (a)	271	23,620

INSURANCE — 8.1%
American Equity Investment Life Holding Co.	5,378	145,098
CNO Financial Group, Inc. (a)	35,484	651,131
Greenlight Capital Re, Ltd. (Class A) (a)(b)	4,359	127,152
Horace Mann Educators Corp. (a)	162	5,894
Montpelier Re Holdings, Ltd. (a)	208	8,216
Navigators Group, Inc. (b)	2,685	208,249
OneBeacon Insurance Group, Ltd. (Class A)	11,031	160,060
Primerica, Inc. (a)	12,852	587,208
RLI Corp. (a)	13,443	690,836
Safety Insurance Group, Inc.	3,585	206,890
Selective Insurance Group, Inc.	207	5,806

		2,796,540

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (b)	66	2,006
NutriSystem, Inc.	71	1,767
Orbitz Worldwide, Inc. (b)	203	2,318
PetMed Express, Inc. (a)	5,298	91,496
zulily, Inc. (Class A) (b)	168	2,191

		99,778

INTERNET SOFTWARE & SERVICES — 0.0% (c)
Angie’s List, Inc. (b)	516	3,179
Dealertrack Technologies, Inc. (b)	49	3,077
GrubHub, Inc. (b)	43	1,465
TrueCar, Inc. (b)	152	1,822

		9,543

IT SERVICES — 2.4%
CACI International, Inc. (Class A) (b)	4,165	336,907
Convergys Corp. (a)	292	7,443
CSG Systems International, Inc.	148	4,686
Forrester Research, Inc.	109	3,926
Syntel, Inc. (b)	9,669	459,084
Unisys Corp. (b)	135	2,699

		814,745

LEISURE PRODUCTS — 0.0% (c)
Malibu Boats, Inc. (Class A) (b)	124	2,491
Smith & Wesson Holding Corp. (b)	152	2,522

		5,013

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Sequenom, Inc. (b)	1,204	3,660

MACHINERY — 4.9%
Albany International Corp. (Class A)	62	2,468
Barnes Group, Inc.	46	1,794
Briggs & Stratton Corp. (a)	231	4,449
CLARCOR, Inc.	11,126	692,482
ESCO Technologies, Inc. (a)	74	2,768
Hillenbrand, Inc. (a)	19,553	600,277
John Bean Technologies Corp.	10,409	391,274
Meritor, Inc. (b)	155	2,034
Mueller Industries, Inc.	64	2,222
Navistar International Corp. (b)	58	1,313
Watts Water Technologies, Inc. (Class A) (a)	70	3,629

		1,704,710

MEDIA — 0.3%
Loral Space & Communications, Inc. (a)(b)	1,735	109,513
Martha Stewart Living Omnimedia, Inc. (Class A) (b)	452	2,821

		112,334

METALS & MINING — 0.3%
AK Steel Holding Corp. (b)	2,398	9,280
Cliffs Natural Resources, Inc.	17,977	77,840
Kaiser Aluminum Corp. (a)	60	4,985

		92,105

MULTI-UTILITIES — 2.9%
Avista Corp. (a)	18,741	574,412
Black Hills Corp.	3,147	137,366
NorthWestern Corp. (a)	6,021	293,524

		1,005,302

MULTILINE RETAIL — 0.0% (c)
Big Lots, Inc.	48	2,160
Burlington Stores, Inc. (b)	67	3,430

		5,590

OIL, GAS & CONSUMABLE FUELS — 0.9%
Pacific Ethanol, Inc. (b)	218	2,250
SemGroup Corp.(Class A) (a)	3,980	316,330
Uranium Energy Corp. (b)	1,585	2,520
Westmoreland Coal Co. (b)	150	3,117

		324,217

PAPER & FOREST PRODUCTS — 0.0% (c)
Neenah Paper, Inc.	119	7,016

PERSONAL PRODUCTS — 0.0% (c)
Natural Health Trends Corp.	172	7,131

PHARMACEUTICALS — 0.1%
Aerie Pharmaceuticals, Inc. (b)	619	10,925
BioDelivery Sciences International, Inc. (b)	373	2,969
Cempra, Inc. (b)	53	1,821
Depomed, Inc. (b)	82	1,760

See accompanying notes to financial statements.

347

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Omeros Corp. (b)	105	$1,889
Pernix Therapeutics Holdings (b)	457	2,706
POZEN, Inc. (b)	294	3,031
Supernus Pharmaceuticals, Inc. (b)	184	3,124
Zogenix, Inc. (b)	1,676	2,816

		31,041

PROFESSIONAL SERVICES — 0.1%
Barrett Business Services, Inc.	73	2,651
CBIZ, Inc. (a)(b)	453	4,367
CEB, Inc.	377	32,822
Exponent, Inc. (a)	178	7,971

		47,811

REAL ESTATE INVESTMENT TRUSTS — 18.1%
Acadia Realty Trust (a)	394	11,469
Agree Realty Corp. (a)	1,123	32,758
American Assets Trust, Inc. (a)	153	5,999
Apollo Commercial Real Estate Finance, Inc. (a)	7,021	115,355
Ares Commercial Real Estate Corp. (a)	1,027	11,698
Capstead Mortgage Corp. (a)	51,159	567,865
Chesapeake Lodging Trust (a)	251	7,650
Colony Capital, Inc. (Class A) (a)	9,147	207,180
Cousins Properties, Inc.	628	6,519
CubeSmart (a)	3,029	70,152
CyrusOne, Inc.	252	7,421
DCT Industrial Trust, Inc.	188	5,911
DiamondRock Hospitality Co. (a)	9,684	124,052
EastGroup Properties, Inc. (a)	186	10,459
Education Realty Trust, Inc. (a)	231	7,244
Excel Trust, Inc.	765	12,064
First Industrial Realty Trust, Inc. (a)	1,703	31,897
Gladstone Commercial Corp. (a)	2,970	49,183
Government Properties Income Trust (a)	24,813	460,281
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	596	11,950
Hersha Hospitality Trust	1	19
Highwoods Properties, Inc. (a)	1,703	68,035
Hudson Pacific Properties, Inc.	248	7,036
Inland Real Estate Corp.	713	6,716
Investors Real Estate Trust	671	4,791
LaSalle Hotel Properties (a)	6,743	239,107
Lexington Realty Trust	447	3,791
Monmouth Real Estate Investment Corp.(Class A)	1,107	10,760
Parkway Properties, Inc.	218	3,802
Pebblebrook Hotel Trust (a)	12,521	536,901
Pennsylvania Real Estate Investment Trust	16,786	358,213
Potlatch Corp. (a)	183	6,464
PS Business Parks, Inc. (a)	7,995	576,839
Ramco-Gershenson Properties Trust (a)	7,778	126,937
Resource Capital Corp.	64,928	251,271
Retail Opportunity Investments Corp. (a)	20,849	325,661
RLJ Lodging Trust (a)	540	16,081
Ryman Hospitality Properties	11,479	609,650
Select Income REIT	220	4,541
Silver Bay Realty Trust Corp.	27,567	449,066
STAG Industrial, Inc. (a)	231	4,620
Strategic Hotels & Resorts, Inc. (a)(b)	23,669	286,868
Summit Hotel Properties, Inc.	621	8,079
Sunstone Hotel Investors, Inc. (a)	36,333	545,358
UMH Properties, Inc. (a)	2,584	25,323
Urstadt Biddle Properties, Inc. (Class A) (a)	419	7,827
Washington Real Estate Investment Trust (a)	323	8,382
Whitestone REIT (a)	882	11,484

		6,260,729

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Altisource Portfolio Solutions SA (b)	162	4,988

ROAD & RAIL — 0.1%
Knight Transportation, Inc.	242	6,471
Quality Distribution, Inc. (b)	157	2,427
Werner Enterprises, Inc. (a)	985	25,856
YRC Worldwide, Inc. (b)	326	4,232

		38,986

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Ambarella, Inc. (b)	84	8,626
Applied Micro Circuits Corp. (b)	258	1,742
Integrated Device Technology, Inc. (b)	72	1,562
Integrated Silicon Solution, Inc.	79	1,749
MaxLinear, Inc. (Class A) (b)	159	1,924
Micrel, Inc.	15,717	218,466
Microsemi Corp. (a)(b)	9,777	341,706
MKS Instruments, Inc. (a)	108	4,098
NeoPhotonics Corp. (b)	245	2,237
Sigma Designs, Inc. (b)	173	2,064

		584,174

SOFTWARE — 0.1%
ACI Worldwide, Inc. (a)(b)	100	2,457
Comverse, Inc. (b)	93	1,867
Covisint Corp. (b)	16	52
Fair Isaac Corp. (a)	53	4,811
Gigamon, Inc. (b)	57	1,880
Glu Mobile, Inc. (b)	349	2,167
Infoblox, Inc. (b)	65	1,704
Mentor Graphics Corp. (a)	234	6,185
Qualys, Inc. (b)	47	1,896
Rally Software Development Corp. (b)	277	5,388
Rubicon Project, Inc. (b)	95	1,421
Take-Two Interactive Software, Inc. (b)	64	1,765
TiVo, Inc. (b)	440	4,462
VASCO Data Security International, Inc. (b)	94	2,838
Verint Systems, Inc. (a)(b)	74	4,495

		43,388

SPECIALTY RETAIL — 0.1%
Abercrombie & Fitch Co. (Class A)	86	1,850
American Eagle Outfitters, Inc.	100	1,722
Conn’s, Inc. (b)	53	2,104
Express, Inc. (b)	103	1,865
Five Below, Inc. (b)	56	2,214
Francesca’s Holdings Corp. (b)	187	2,519
Lumber Liquidators Holdings, Inc. (b)	249	5,157

See accompanying notes to financial statements.

348

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Pier 1 Imports, Inc.	189	$2,387
Zumiez, Inc. (b)	72	1,917

		21,735

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (c)
Avid Technology, Inc. (b)	198	2,641
Electronics for Imaging, Inc. (a)(b)	89	3,873
Nimble Storage, Inc. (b)	56	1,571
Violin Memory, Inc. (b)	1,016	2,489

		10,574

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (c)
Quiksilver, Inc. (b)	5,846	3,875
Vera Bradley, Inc. (b)	186	2,096
Vince Holding Corp. (b)	208	2,492

		8,463

THRIFTS & MORTGAGE FINANCE — 3.7%
Astoria Financial Corp. (a)	146	2,013
Brookline Bancorp, Inc.	30,409	343,318
Capitol Federal Financial, Inc.	54,971	661,851
Clifton Bancorp, Inc. (a)	11,704	163,739
Dime Community Bancshares	3,078	52,141
Northfield Bancorp, Inc. (a)	914	13,756
Northwest Bancshares, Inc.	817	10,474
Oritani Financial Corp.	510	8,185
Provident Financial Services, Inc.	332	6,305
TrustCo Bank Corp. NY (a)	1,169	8,218
Waterstone Financial, Inc. (a)	369	4,871

		1,274,871

TOBACCO — 2.0%
Vector Group, Ltd. (a)	29,210	685,267

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Aircastle, Ltd. (a)	2,868	65,017
Applied Industrial Technologies, Inc.	7,182	284,766
Beacon Roofing Supply, Inc. (a)(b)	62	2,060
Kaman Corp. (a)	2,822	118,355

		470,198

WATER UTILITIES — 0.2%
Connecticut Water Service, Inc. (a)	241	8,233
Middlesex Water Co.	1,822	41,104

		49,337

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
NTELOS Holdings Corp.	1,374	6,348
RingCentral, Inc. (Class A) (b)	110	2,034

		8,382

TOTAL COMMON STOCKS —
(Cost $33,733,495)		34,506,758

SHORT TERM INVESTMENTS — 21.9%
MONEY MARKET FUNDS — 21.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,539,941	7,539,941
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	50,472	50,472

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,590,413)		7,590,413

TOTAL INVESTMENTS — 121.5% (g)
(Cost $41,323,908)		42,097,171
OTHER ASSETS & LIABILITIES — (21.5)%		(7,447,802)

NET ASSETS — 100.0%		$34,649,369

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

349

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.1%
B/E Aerospace, Inc.	8	$439
Boeing Co.	383	53,130
General Dynamics Corp.	125	17,711
Honeywell International, Inc.	322	32,834
L-3 Communications Holdings, Inc.	16	1,814
Lockheed Martin Corp.	159	29,558
Northrop Grumman Corp.	88	13,960
Precision Castparts Corp.	12	2,398
Raytheon Co.	142	13,587
Rockwell Collins, Inc.	62	5,726
Textron, Inc.	32	1,428
TransDigm Group, Inc. (a)	2	449
United Technologies Corp.	79	8,764

		181,798

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	78	4,866
Expeditors International of Washington, Inc.	90	4,150
FedEx Corp.	30	5,112
United Parcel Service, Inc. (Class B)	296	28,685

		42,813

AIRLINES — 0.1%
American Airlines Group, Inc.	14	559
Delta Air Lines, Inc.	37	1,520
Southwest Airlines Co.	12	397
United Continental Holdings, Inc. (a)	12	636

		3,112

AUTO COMPONENTS — 0.5%
Autoliv, Inc.	12	1,401
BorgWarner, Inc.	22	1,250
Delphi Automotive PLC	161	13,699
Goodyear Tire & Rubber Co.	170	5,126
Johnson Controls, Inc.	86	4,260
Lear Corp.	14	1,572

		27,308

AUTOMOBILES — 0.5%
Ford Motor Co.	869	13,044
General Motors Co.	519	17,298
Harley-Davidson, Inc.	16	901

		31,243

BANKS — 4.0%
Bank of America Corp.	1,807	30,755
BB&T Corp.	124	4,998
CIT Group, Inc.	28	1,302
Citigroup, Inc.	714	39,441
Citizens Financial Group, Inc.	82	2,239
Comerica, Inc.	32	1,642
Fifth Third Bancorp	176	3,664
First Republic Bank	18	1,135
Huntington Bancshares, Inc.	142	1,606
JPMorgan Chase & Co.	689	46,687
KeyCorp	174	2,613
M&T Bank Corp.	36	4,498
People’s United Financial, Inc.	60	973
PNC Financial Services Group, Inc.	108	10,330
Regions Financial Corp.	296	3,067
SunTrust Banks, Inc.	106	4,560
U.S. Bancorp	462	20,051
Wells Fargo & Co.	1,005	56,521

		236,082

BEVERAGES — 2.4%
Brown-Forman Corp. (Class B)	54	5,410
Coca-Cola Co.	762	29,893
Coca-Cola Enterprises, Inc.	23	999
Constellation Brands, Inc. (Class A)	14	1,624
Dr. Pepper Snapple Group, Inc.	82	5,978
Molson Coors Brewing Co. (Class B)	16	1,117
Monster Beverage Corp. (a)	67	8,979
PepsiCo, Inc.	929	86,713

		140,713

BIOTECHNOLOGY — 3.2%
Alexion Pharmaceuticals, Inc. (a)	75	13,558
Alkermes PLC (a)	2	129
Amgen, Inc.	51	7,829
Biogen, Inc. (a)	104	42,010
BioMarin Pharmaceutical, Inc. (a)	2	274
Celgene Corp. (a)	306	35,415
Gilead Sciences, Inc.	705	82,541
Regeneron Pharmaceuticals, Inc. (a)	2	1,020
United Therapeutics Corp. (a)	20	3,479
Vertex Pharmaceuticals, Inc. (a)	2	247

		186,502

BUILDING PRODUCTS — 0.0% (b)
Fortune Brands Home & Security, Inc.	12	550
Masco Corp.	22	587

		1,137

CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc. (a)	2	437
Ameriprise Financial, Inc.	16	1,999
Bank of New York Mellon Corp.	161	6,757
BlackRock, Inc.	10	3,460
Charles Schwab Corp.	58	1,894
E*TRADE Financial Corp. (a)	34	1,018
Eaton Vance Corp.	54	2,113
Franklin Resources, Inc.	184	9,022
Goldman Sachs Group, Inc.	74	15,450
Invesco, Ltd.	36	1,350
Legg Mason, Inc.	10	515
Morgan Stanley	196	7,603
Northern Trust Corp.	24	1,835
Raymond James Financial, Inc.	12	715
SEI Investments Co.	68	3,334
State Street Corp. (c)	62	4,774
T. Rowe Price Group, Inc.	124	9,639
TD Ameritrade Holding Corp.	14	515

		72,430

CHEMICALS — 2.9%
Air Products & Chemicals, Inc.	16	2,189
Airgas, Inc.	6	635
Albemarle Corp.	9	497
Ashland, Inc.	8	975

See accompanying notes to financial statements.

350

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Celanese Corp. (Series A)	18	$1,294
CF Industries Holdings, Inc.	30	1,928
Dow Chemical Co.	156	7,983
E. I. du Pont de Nemours & Co.	82	5,244
Eastman Chemical Co.	20	1,636
Ecolab, Inc.	142	16,056
FMC Corp.	12	631
International Flavors & Fragrances, Inc.	34	3,716
LyondellBasell Industries NV (Class A)	241	24,948
Monsanto Co.	291	31,018
Mosaic Co.	50	2,342
PPG Industries, Inc.	20	2,294
Praxair, Inc.	162	19,367
Sherwin-Williams Co.	77	21,177
Sigma-Aldrich Corp.	177	24,665
Westlake Chemical Corp.	22	1,509

		170,104

COMMERCIAL SERVICES & SUPPLIES — 1.0%
ADT Corp.	30	1,007
Cintas Corp.	8	677
Republic Services, Inc.	346	13,553
Stericycle, Inc. (a)	178	23,836
Tyco International PLC	28	1,077
Waste Management, Inc.	418	19,374

		59,524

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	767	21,062
F5 Networks, Inc. (a)	32	3,851
Harris Corp.	52	3,999
Juniper Networks, Inc.	44	1,143
Motorola Solutions, Inc.	282	16,170
QUALCOMM, Inc.	892	55,866

		102,091

CONSTRUCTION & ENGINEERING — 0.1%
Chicago Bridge & Iron Co. NV	20	1,001
Fluor Corp.	30	1,590
Jacobs Engineering Group, Inc. (a)	24	975
Quanta Services, Inc. (a)	24	692

		4,258

CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	2	283
Vulcan Materials Co.	8	671

		954

CONSUMER FINANCE — 0.4%
Ally Financial, Inc. (a)	146	3,275
American Express Co.	94	7,306
Capital One Financial Corp.	116	10,204
Discover Financial Services	58	3,342
Navient Corp.	72	1,311
Synchrony Financial (a)	18	593

		26,031

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	12	731
Ball Corp.	14	982
Crown Holdings, Inc. (a)	16	847
MeadWestvaco Corp.	18	850
Packaging Corp. of America	9	562
Rock-Tenn Co. (Class A)	22	1,324
Sealed Air Corp.	12	617

		5,913

DISTRIBUTORS — 0.2%
Genuine Parts Co.	103	9,222
LKQ Corp. (a)	22	665

		9,887

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	146	4,329

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Berkshire Hathaway, Inc. (Class B) (a)	312	42,466
CME Group, Inc.	89	8,282
Intercontinental Exchange, Inc.	6	1,342
Leucadia National Corp.	60	1,457
McGraw Hill Financial, Inc.	4	402
Moody’s Corp.	6	648
NASDAQ OMX Group, Inc.	16	781
Voya Financial, Inc.	54	2,509

		57,887

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	1,662	59,034
CenturyLink, Inc.	149	4,378
Frontier Communications Corp.	168	831
Level 3 Communications, Inc. (a)	10	527
Verizon Communications, Inc.	972	45,305

		110,075

ELECTRIC UTILITIES — 2.1%
American Electric Power Co., Inc.	70	3,708
Duke Energy Corp.	440	31,073
Edison International	44	2,445
Entergy Corp.	34	2,397
Eversource Energy	34	1,544
Exelon Corp.	154	4,839
FirstEnergy Corp.	82	2,669
NextEra Energy, Inc.	154	15,097
OGE Energy Corp.	22	629
Pepco Holdings, Inc.	416	11,207
Pinnacle West Capital Corp.	14	796
PPL Corp.	88	2,593
Southern Co.	652	27,319
Xcel Energy, Inc.	568	18,278

		124,594

ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	16	877
Eaton Corp. PLC	56	3,779
Emerson Electric Co.	322	17,849
Rockwell Automation, Inc.	66	8,226
Sensata Technologies Holding NV (a)	6	316

		31,047

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	18	1,043
Arrow Electronics, Inc. (a)	30	1,674
Avnet, Inc.	46	1,891

See accompanying notes to financial statements.

351

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Corning, Inc.	194	$3,828
Flextronics International, Ltd. (a)	166	1,878
FLIR Systems, Inc.	12	370
Mettler-Toledo International, Inc. (a)	14	4,780
TE Connectivity, Ltd.	182	11,703
Trimble Navigation, Ltd. (a)	16	375

		27,542

ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes, Inc.	66	4,072
Cameron International Corp. (a)	24	1,257
Core Laboratories NV	2	228
Diamond Offshore Drilling, Inc.	18	465
Ensco PLC (Class A)	60	1,336
FMC Technologies, Inc. (a)	106	4,398
Halliburton Co.	118	5,082
Helmerich & Payne, Inc.	52	3,662
Nabors Industries, Ltd.	74	1,068
National Oilwell Varco, Inc.	96	4,635
Oceaneering International, Inc.	50	2,330
Schlumberger, Ltd.	122	10,515
Weatherford International PLC (a)	94	1,153

		40,201

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	229	30,929
CVS Health Corp.	204	21,395
Kroger Co.	86	6,236
Rite Aid Corp. (a)	162	1,353
Sysco Corp.	216	7,798
Wal-Mart Stores, Inc.	632	44,828
Walgreens Boots Alliance, Inc.	71	5,995
Whole Foods Market, Inc.	26	1,025

		119,559

FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	134	6,461
Bunge, Ltd.	44	3,863
Campbell Soup Co.	210	10,007
ConAgra Foods, Inc.	48	2,099
General Mills, Inc.	532	29,643
Hershey Co.	209	18,565
Hormel Foods Corp.	63	3,551
J.M. Smucker Co.	22	2,385
Kellogg Co.	111	6,960
Keurig Green Mountain, Inc.	48	3,678
Kraft Foods Group, Inc.	33	2,810
McCormick & Co., Inc.	241	19,509
Mead Johnson Nutrition Co.	84	7,578
Mondelez International, Inc. (Class A)	327	13,453
Tyson Foods, Inc. (Class A)	54	2,302

		132,864

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	619	30,380
Baxter International, Inc.	290	20,280
Becton, Dickinson and Co.	179	25,355
Boston Scientific Corp. (a)	55	973
C.R. Bard, Inc.	84	14,339
Cooper Cos., Inc.	4	712
DENTSPLY International, Inc.	12	619
Edwards Lifesciences Corp. (a)	42	5,982
Hologic, Inc. (a)	12	457
Intuitive Surgical, Inc. (a)	2	969
Medtronic PLC	294	21,785
ResMed, Inc.	64	3,608
St. Jude Medical, Inc.	20	1,461
Stryker Corp.	22	2,103
Varian Medical Systems, Inc. (a)	194	16,360
Zimmer Biomet Holdings, Inc.	14	1,529

		146,912

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Aetna, Inc.	44	5,608
AmerisourceBergen Corp.	241	25,628
Anthem, Inc.	67	10,997
Cardinal Health, Inc.	181	15,141
Centene Corp. (a)	8	643
Cigna Corp.	28	4,536
DaVita HealthCare Partners, Inc. (a)	148	11,761
Express Scripts Holding Co. (a)	272	24,192
HCA Holdings, Inc. (a)	36	3,266
Henry Schein, Inc. (a)	190	27,003
Humana, Inc.	20	3,826
Laboratory Corp. of America Holdings (a)	122	14,789
McKesson Corp.	118	26,528
Omnicare, Inc.	122	11,498
Patterson Cos., Inc.	180	8,757
Quest Diagnostics, Inc.	152	11,023
UnitedHealth Group, Inc.	285	34,770
Universal Health Services, Inc. (Class B)	10	1,421

		241,387

HEALTH CARE TECHNOLOGY — 0.0% (b)
Cerner Corp. (a)	10	691

HOTELS, RESTAURANTS & LEISURE — 3.0%
Aramark	29	898
Carnival Corp.	52	2,568
Chipotle Mexican Grill, Inc. (a)	25	15,125
Darden Restaurants, Inc.	16	1,137
Hilton Worldwide Holdings, Inc. (a)	18	496
Las Vegas Sands Corp.	33	1,735
Marriott International, Inc. (Class A)	10	744
McDonald’s Corp.	739	70,257
MGM Resorts International (a)	48	876
Norwegian Cruise Line Holdings, Ltd. (a)	6	336
Royal Caribbean Cruises, Ltd.	18	1,417
Starbucks Corp.	1,067	57,207
Starwood Hotels & Resorts Worldwide, Inc.	12	973
Wyndham Worldwide Corp.	10	819
Wynn Resorts, Ltd.	4	395
Yum! Brands, Inc.	252	22,700

		177,683

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	36	985
Garmin, Ltd.	11	483
Harman International Industries, Inc.	5	595
Jarden Corp. (a)	16	828
Leggett & Platt, Inc.	12	584
Lennar Corp. (Class A)	16	817

See accompanying notes to financial statements.

352

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Mohawk Industries, Inc. (a)	6	$1,145
Newell Rubbermaid, Inc.	24	987
Pulte Group, Inc.	56	1,128
Toll Brothers, Inc. (a)	16	611
Whirlpool Corp.	10	1,731

		9,894

HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	209	16,956
Clorox Co.	141	14,667
Colgate-Palmolive Co.	287	18,773
Kimberly-Clark Corp.	249	26,386
Procter & Gamble Co.	604	47,257

		124,039

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	138	1,830
Calpine Corp. (a)	54	971
NRG Energy, Inc.	56	1,281
Talen Energy Corp. (a)	11	189

		4,271

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	390	60,177
Danaher Corp.	48	4,108
General Electric Co.	1,150	30,556
Roper Technologies, Inc.	6	1,035

		95,876

INSURANCE — 3.6%
ACE, Ltd.	96	9,761
Aflac, Inc.	80	4,976
Alleghany Corp. (a)	18	8,438
Allstate Corp.	79	5,125
American International Group, Inc.	310	19,164
Aon PLC	22	2,193
Arch Capital Group, Ltd. (a)	282	18,883
Arthur J. Gallagher & Co.	14	662
Assurant, Inc.	18	1,206
Axis Capital Holdings, Ltd.	160	8,539
Chubb Corp.	212	20,170
Cincinnati Financial Corp.	20	1,004
Everest Re Group, Ltd.	74	13,469
FNF Group	30	1,110
Hartford Financial Services Group, Inc.	72	2,993
Lincoln National Corp.	44	2,606
Loews Corp.	56	2,156
Marsh & McLennan Cos., Inc.	256	14,515
MetLife, Inc.	190	10,638
PartnerRe, Ltd.	39	5,011
Principal Financial Group, Inc.	32	1,641
Progressive Corp.	274	7,625
Prudential Financial, Inc.	80	7,002
RenaissanceRe Holdings, Ltd.	102	10,354
Torchmark Corp.	18	1,048
Travelers Cos., Inc.	154	14,886
Unum Group	50	1,787
W.R. Berkley Corp.	150	7,789
Willis Group Holdings PLC	114	5,347
XL Group PLC	54	2,009

		212,107

INTERNET & CATALOG RETAIL — 0.6%
Amazon.com, Inc. (a)	10	4,341
Expedia, Inc.	6	656
Liberty Interactive Corp. QVC Group (Class A) (a)	46	1,277
Netflix, Inc. (a)	2	1,314
Priceline Group, Inc. (a)	22	25,330
TripAdvisor, Inc. (a)	46	4,008

		36,926

INTERNET SOFTWARE & SERVICES — 3.1%
Akamai Technologies, Inc. (a)	8	559
eBay, Inc. (a)	300	18,072
Facebook, Inc. (Class A) (a)	219	18,783
Google, Inc. (Class A) (a)	129	69,665
Google, Inc. (Class C) (a)	125	65,064
LinkedIn Corp. (Class A) (a)	2	413
Rackspace Hosting, Inc. (a)	6	223
Twitter, Inc. (a)	4	145
VeriSign, Inc. (a)	6	370
Yahoo!, Inc. (a)	162	6,365

		179,659

IT SERVICES — 6.2%
Accenture PLC (Class A)	606	58,649
Alliance Data Systems Corp. (a)	2	584
Automatic Data Processing, Inc.	553	44,367
Cognizant Technology Solutions Corp. (Class A) (a)	30	1,833
Computer Sciences Corp.	18	1,181
Fidelity National Information Services, Inc.	186	11,495
Fiserv, Inc. (a)	260	21,536
FleetCor Technologies, Inc. (a)	2	312
Gartner, Inc. (a)	105	9,007
International Business Machines Corp.	218	35,460
Mastercard, Inc. (Class A)	639	59,734
Paychex, Inc.	716	33,566
Teradata Corp. (a)	72	2,664
Total System Services, Inc.	12	501
Vantiv, Inc. (Class A) (a)	40	1,528
Visa, Inc. (Class A)	1,144	76,819
Western Union Co.	68	1,382
Xerox Corp.	234	2,490

		363,108

LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	10	748
Mattel, Inc.	45	1,156
Polaris Industries, Inc.	38	5,628

		7,532

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	40	1,543
Illumina, Inc. (a)	2	437
Quintiles Transnational Holdings, Inc. (a)	4	290
Thermo Fisher Scientific, Inc.	43	5,580
Waters Corp. (a)	54	6,932

		14,782

See accompanying notes to financial statements.

353

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

MACHINERY — 1.0%
AGCO Corp.	26	$1,476
Caterpillar, Inc.	95	8,058
Cummins, Inc.	80	10,495
Deere & Co.	116	11,258
Dover Corp.	18	1,263
Flowserve Corp.	64	3,370
Illinois Tool Works, Inc.	34	3,121
Ingersoll-Rand PLC	30	2,023
PACCAR, Inc.	36	2,297
Pall Corp.	44	5,476
Parker-Hannifin Corp.	16	1,861
Pentair PLC	18	1,238
Snap-On, Inc.	4	637
Stanley Black & Decker, Inc.	16	1,684
WABCO Holdings, Inc. (a)	24	2,969
Wabtec Corp.	39	3,675
Xylem, Inc.	16	593

		61,494

MEDIA — 1.6%
Cablevision Systems Corp. (Class A)	32	766
CBS Corp. (Class B)	50	2,775
Charter Communications, Inc. (Class A) (a)	4	685
Comcast Corp. (Class A)	242	14,554
Comcast Corp. (Class A) Special	132	7,912
DIRECTV (a)	105	9,743
Discovery Communications, Inc. (Series A) (a)	18	599
Discovery Communications, Inc. (Series C) (a)	18	560
DISH Network Corp. (Class A) (a)	16	1,083
Gannett Co., Inc. (a)	15	210
Interpublic Group of Cos., Inc.	46	886
Liberty Global PLC (Class A) (a)	32	1,730
Liberty Global PLC (Series C) (a)	34	1,721
Liberty Media Corp. (Class A) (a)	49	1,766
Liberty Media Corp. (Class C) (a)	20	718
News Corp. (Class A) (a)	82	1,196
Omnicom Group, Inc.	110	7,644
Scripps Networks Interactive, Inc. (Class A)	50	3,269
Sirius XM Holdings, Inc. (a)	158	589
TEGNA, Inc.	30	962
Time Warner Cable, Inc.	30	5,345
Time Warner, Inc.	108	9,440
Twenty-First Century Fox, Inc. (Class A)	112	3,645
Twenty-First Century Fox, Inc. (Class B)	34	1,096
Viacom, Inc. (Class B)	58	3,749
Walt Disney Co.	98	11,186

		93,829

METALS & MINING — 0.6%
Alcoa, Inc.	201	2,241
Freeport-McMoRan, Inc.	214	3,985
Newmont Mining Corp.	1,154	26,957
Nucor Corp.	38	1,675

		34,858

MULTI-UTILITIES — 1.5%
Alliant Energy Corp.	12	693
Ameren Corp.	36	1,356
CenterPoint Energy, Inc.	58	1,104
CMS Energy Corp.	34	1,083
Consolidated Edison, Inc.	424	24,541
Dominion Resources, Inc.	322	21,532
DTE Energy Co.	24	1,791
MDU Resources Group, Inc.	28	547
NiSource, Inc.	28	1,276
PG&E Corp.	266	13,061
Public Service Enterprise Group, Inc.	72	2,828
SCANA Corp.	18	912
Sempra Energy	46	4,551
WEC Energy Group, Inc.	256	11,525

		86,800

MULTILINE RETAIL — 1.1%
Dollar General Corp.	106	8,240
Dollar Tree, Inc. (a)	167	13,191
Family Dollar Stores, Inc.	129	10,167
Kohl’s Corp.	42	2,630
Macy’s, Inc.	50	3,374
Nordstrom, Inc.	66	4,917
Target Corp.	253	20,652

		63,171

OIL, GAS & CONSUMABLE FUELS — 6.3%
Anadarko Petroleum Corp.	61	4,762
Antero Resources Corp. (a)	2	69
Apache Corp.	84	4,841
Cabot Oil & Gas Corp.	148	4,668
Chesapeake Energy Corp.	260	2,904
Chevron Corp.	552	53,251
Cimarex Energy Co.	8	882
Cobalt International Energy, Inc. (a)	18	175
Concho Resources, Inc. (a)	8	911
ConocoPhillips	228	14,002
CONSOL Energy, Inc.	28	609
Continental Resources, Inc. (a)	6	254
Devon Energy Corp.	62	3,688
Energen Corp.	10	683
EOG Resources, Inc.	59	5,165
EQT Corp.	10	813
Exxon Mobil Corp.	2,264	188,365
Hess Corp.	66	4,414
HollyFrontier Corp.	54	2,305
Kinder Morgan, Inc.	187	7,179
Marathon Oil Corp.	144	3,822
Marathon Petroleum Corp.	148	7,742
Murphy Oil Corp.	38	1,580
Noble Energy, Inc.	59	2,518
Occidental Petroleum Corp.	174	13,532
ONEOK, Inc.	18	711
Phillips 66	161	12,970
Pioneer Natural Resources Co.	8	1,110
Range Resources Corp.	14	691
Southwestern Energy Co. (a)	46	1,046
Spectra Energy Corp.	229	7,465
Tesoro Corp.	34	2,870
Valero Energy Corp.	177	11,080
Whiting Petroleum Corp. (a)	28	941

See accompanying notes to financial statements.

354

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Williams Cos., Inc.	34	$1,951

		369,969

PAPER & FOREST PRODUCTS — 0.1%
International Paper Co.	58	2,760
Weyerhaeuser Co.	40	1,260

		4,020

PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co.	6	789
Estee Lauder Cos., Inc. (Class A)	105	9,100

		9,889

PHARMACEUTICALS — 5.4%
AbbVie, Inc.	68	4,569
Allergan PLC (a)	18	5,462
Bristol-Myers Squibb Co.	313	20,827
Eli Lilly & Co.	657	54,853
Endo International PLC (a)	10	796
Hospira, Inc. (a)	10	887
Jazz Pharmaceuticals PLC (a)	2	352
Johnson & Johnson	1,439	140,245
Mallinckrodt PLC (a)	14	1,648
Merck & Co., Inc.	673	38,314
Mylan NV (a)	24	1,629
Perrigo Co. PLC	7	1,294
Pfizer, Inc.	1,349	45,232
Zoetis, Inc.	18	868

		316,976

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	2	244
Equifax, Inc.	8	777
IHS, Inc. (Class A) (a)	2	257
ManpowerGroup, Inc.	20	1,788
Nielsen NV	62	2,776
Robert Half International, Inc.	68	3,774
Towers Watson & Co. (Class A)	6	755
Verisk Analytics, Inc. (a)	6	436

		10,807

REAL ESTATE INVESTMENT TRUSTS — 3.6%
American Capital Agency Corp.	790	14,512
American Realty Capital Properties, Inc.	90	732
American Tower Corp.	152	14,180
Annaly Capital Management, Inc.	2,239	20,576
AvalonBay Communities, Inc.	103	16,467
Boston Properties, Inc.	18	2,179
Brixmor Property Group, Inc.	218	5,042
Camden Property Trust	22	1,634
Communications Sales & Leasing, Inc.	19	475
Crown Castle International Corp.	243	19,513
Digital Realty Trust, Inc.	8	533
Duke Realty Corp.	18	334
Equinix, Inc.	2	508
Equity Residential	160	11,227
Essex Property Trust, Inc.	2	425
Federal Realty Investment Trust	82	10,503
General Growth Properties, Inc.	166	4,260
HCP, Inc.	162	5,908
Health Care REIT, Inc.	130	8,532
Host Hotels & Resorts, Inc.	46	912
Iron Mountain, Inc.	12	372
Kimco Realty Corp.	24	541
Liberty Property Trust	12	387
Macerich Co.	8	597
Plum Creek Timber Co., Inc.	10	406
ProLogis, Inc.	34	1,261
Public Storage	193	35,583
Realty Income Corp.	12	533
Regency Centers Corp.	4	236
Simon Property Group, Inc.	86	14,880
SL Green Realty Corp.	8	879
UDR, Inc.	41	1,313
Ventas, Inc.	216	13,412
Vornado Realty Trust	26	2,468

		211,320

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (Class A) (a)	20	740
Jones Lang LaSalle, Inc.	20	3,420
Realogy Holdings Corp. (a)	10	467

		4,627

ROAD & RAIL — 0.8%
CSX Corp.	88	2,873
Hertz Global Holdings, Inc. (a)	70	1,268
J.B. Hunt Transport Services, Inc.	42	3,448
Kansas City Southern	6	547
Norfolk Southern Corp.	34	2,970
Union Pacific Corp.	396	37,767

		48,873

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Altera Corp.	24	1,229
Analog Devices, Inc.	22	1,412
Applied Materials, Inc.	86	1,653
Avago Technologies, Ltd.	10	1,329
Broadcom Corp. (Class A)	40	2,059
Intel Corp.	2,479	75,399
KLA-Tencor Corp.	90	5,059
Lam Research Corp.	12	976
Linear Technology Corp.	118	5,219
Marvell Technology Group, Ltd.	52	686
Maxim Integrated Products, Inc.	24	830
Microchip Technology, Inc.	12	569
Micron Technology, Inc. (a)	106	1,997
NVIDIA Corp.	52	1,046
Qorvo, Inc. (a)	4	321
Skyworks Solutions, Inc.	78	8,120
Texas Instruments, Inc.	455	23,437
Xilinx, Inc.	18	795

		132,136

SOFTWARE — 4.6%
Activision Blizzard, Inc.	54	1,307
Adobe Systems, Inc. (a)	108	8,749
ANSYS, Inc. (a)	46	4,197
Autodesk, Inc. (a)	8	401
CA, Inc.	40	1,172
CDK Global, Inc.	71	3,833

See accompanying notes to financial statements.

355

SPDR MSCI USA Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Citrix Systems, Inc. (a)	10	$702
Electronic Arts, Inc. (a)	123	8,179
FireEye, Inc. (a)	2	98
Intuit, Inc.	259	26,099
Microsoft Corp.	2,995	132,229
Nuance Communications, Inc. (a)	20	350
Oracle Corp.	1,508	60,772
Red Hat, Inc. (a)	6	456
Salesforce.com, Inc. (a)	6	418
Symantec Corp.	70	1,627
Synopsys, Inc. (a)	328	16,613
VMware, Inc. (Class A) (a)	16	1,372

		268,574

SPECIALTY RETAIL — 3.8%
Advance Auto Parts, Inc.	32	5,097
AutoNation, Inc. (a)	12	756
AutoZone, Inc. (a)	39	26,009
Bed Bath & Beyond, Inc. (a)	94	6,484
Best Buy Co., Inc.	72	2,348
CarMax, Inc. (a)	20	1,324
Dick’s Sporting Goods, Inc.	48	2,485
Foot Locker, Inc.	68	4,557
GameStop Corp. (Class A)	66	2,835
Gap, Inc.	148	5,649
Home Depot, Inc.	702	78,013
L Brands, Inc.	14	1,200
Lowe’s Cos., Inc.	77	5,157
O’Reilly Automotive, Inc. (a)	63	14,237
Ross Stores, Inc.	272	13,222
Signet Jewelers, Ltd.	6	770
Staples, Inc.	135	2,067
Tiffany & Co.	8	734
TJX Cos., Inc.	554	36,658
Tractor Supply Co.	68	6,116
Ulta Salon Cosmetics & Fragrance, Inc. (a)	26	4,016
Urban Outfitters, Inc. (a)	52	1,820

		221,554

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	1,245	156,154
EMC Corp.	210	5,542
Hewlett-Packard Co.	410	12,304
NetApp, Inc.	28	884
SanDisk Corp.	24	1,397
Seagate Technology PLC	54	2,565
Western Digital Corp.	28	2,196

		181,042

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Coach, Inc.	139	4,811
Hanesbrands, Inc.	20	666
Lululemon Athletica, Inc. (a)	48	3,134
Michael Kors Holdings, Ltd. (a)	116	4,882
NIKE, Inc. (Class B)	327	35,323
PVH Corp.	8	922
Ralph Lauren Corp.	28	3,706
Under Armour, Inc. (Class A) (a)	62	5,173
V.F. Corp.	306	21,341

		79,958

THRIFTS & MORTGAGE FINANCE — 0.0% (b)
Hudson City Bancorp, Inc.	118	1,166
New York Community Bancorp, Inc.	82	1,507

		2,673

TOBACCO — 0.7%
Altria Group, Inc.	428	20,933
Philip Morris International, Inc.	116	9,300
Reynolds American, Inc.	133	9,930

		40,163

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	136	5,736
United Rentals, Inc. (a)	8	701
W.W. Grainger, Inc.	30	7,100

		13,537

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	66	3,210

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
SBA Communications Corp. (Class A) (a)	170	19,545
Sprint Corp. (a)	158	720
T-Mobile US, Inc. (a)	28	1,086

		21,351

TOTAL COMMON STOCKS —
(Cost $5,987,405)		5,845,696

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e) (Cost $3,856)	3,856	3,856

TOTAL INVESTMENTS — 99.9% (f)
(Cost $5,991,261)		5,849,552
OTHER ASSETS & LIABILITIES — 0.1%		8,091

NET ASSETS — 100.0%		$5,857,643

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated issuer (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

356

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Security Description	Shares	Value

PREFERRED STOCKS — 102.1%
BANKS — 28.3%
BB&T Corp., 5.85%	100,799	$2,504,855
BB&T Corp., 5.63%	201,594	4,864,463
BB&T Corp., 5.20% (a)	78,895	1,815,374
BB&T Corp., 5.20% (a)	87,678	2,013,964
Fifth Third Bancorp, 6.63%	78,900	2,224,980
HSBC Holdings PLC, 8.13% (a)	135,566	3,539,628
HSBC Holdings PLC, 8.00% (a)	234,060	6,059,813
HSBC Holdings PLC, Series A, 6.20%	89,269	2,252,257
HSBC USA, Inc. Series F, 3.50%	32,777	734,205
HSBC USA, Inc. Series G, 4.00% (a)	23,003	545,861
HSBC USA, Inc. Series H, 6.50% (a)	22,686	574,183
JP Morgan Chase & Co., 6.70% (a)	80,313	2,106,610
JP Morgan Chase & Co. Series O, 5.50% (a)	109,253	2,583,833
JP Morgan Chase & Co. Series P, 5.45% (a)	78,179	1,843,461
JPMorgan Chase & Co., 6.30% (a)	76,471	1,930,893
JPMorgan Chase & Co., 6.13%	124,249	3,095,043
Lloyds Banking Group PLC, 7.75%	151,186	3,776,626
PNC Financial Services Group, Inc., 6.13% (a)	262,894	7,213,811
PNC Financial Services Group, Inc., 5.38%	84,103	2,030,246
SunTrust Banks, Inc., 5.88% (a)	78,900	1,920,426
US Bancorp Series B, 3.50% (a)	153,619	3,405,733
US Bancorp Series F, 6.50% (a)	168,973	4,768,418
US Bancorp Series G, 6.00% (a)	166,640	4,437,623
US Bancorp Series H, 5.15% (a)	76,761	1,870,666
Wells Fargo & Co., 6.63%	60,634	1,673,498
Wells Fargo & Co., 6.00% (a)	57,779	1,461,809
Wells Fargo & Co., 5.85%	124,582	3,176,841
Wells Fargo & Co., 5.25% (a)	45,062	1,088,698
Wells Fargo & Co., 5.20% (a)	54,068	1,254,378
Wells Fargo & Co., 5.13% (a)	46,830	1,084,583
Wells Fargo & Co. Series J, 8.00% (a)	155,240	4,377,768
Wells Fargo Real Estate Investment Corp., 6.38%	19,708	504,131

		82,734,678

CAPITAL MARKETS — 12.4%
Bank of New York Mellon Corp., 5.20% (a)	102,114	2,452,778
Charles Schwab Corp., 6.00%	84,973	2,189,754
Goldman Sachs Group, Inc., 6.50% (a)	100,791	2,646,772
Goldman Sachs Group, Inc., 6.13% (a)	232,241	5,884,987
Morgan Stanley Capital Trust III, 6.25%	154,200	3,936,726
Morgan Stanley Capital Trust IV, 6.25%	108,700	2,765,328
Morgan Stanley Capital Trust V, 5.75%	87,600	2,212,776
Morgan Stanley Capital Trust VIII, 6.45%	144,600	3,665,610
Northern Trust Corp., 5.85%	70,100	1,793,158
State Street Corp., 6.00% (a)(b)	131,440	3,289,943
State Street Corp., 5.90% (b)	131,449	3,374,296
State Street Corp., 5.25% (a)(b)	87,678	2,135,836

		36,347,964

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc., 6.70% (a)	74,446	1,894,651

CONSUMER FINANCE — 3.1%
Capital One Financial Corp., 6.70% (a)	87,600	2,277,600
Capital One Financial Corp., 6.25%	87,600	2,195,256
Capital One Financial Corp., 6.00% (a)	153,400	3,781,310
HSBC Finance Corp., 6.36% (a)	35,909	902,034

		9,156,200

DIVERSIFIED FINANCIAL SERVICES — 9.3%
General Electric Capital Corp., 4.88% (a)	144,648	3,584,377
General Electric Capital Corp., 4.88%	110,837	2,734,349
General Electric Capital Corp., 4.70% (a)	131,460	3,194,478
ING Groep NV, 7.20%	152,300	3,926,294
ING Groep NV, 7.05%	110,700	2,857,167
ING Groep NV, 6.38%	144,700	3,699,979
ING Groep NV, 6.20%	69,200	1,770,136
ING Groep NV, 6.13%	96,900	2,463,198
KKR Financial Holdings LLC, 8.38% (a)	45,359	1,220,611
Raymond James Financial, Inc., 6.90% (a)	61,300	1,603,608

		27,054,197

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.8%
Qwest Corp., 7.50% (a)	94,943	2,478,012
Qwest Corp., 7.38%	109,149	2,836,783
Qwest Corp., 7.00% (a)	86,642	2,222,367
Qwest Corp., 7.00% (a)	66,084	1,700,341
Qwest Corp., 6.88%	82,519	2,134,767
Qwest Corp., 6.13% (a)	128,015	3,187,574
Verizon Communications, Inc., 5.90%	87,678	2,298,917

		16,858,761

ELECTRIC UTILITIES — 6.3%
BGE Capital Trust II, 6.20% (a)	43,795	1,112,393
Duke Energy Corp., 5.13% (a)	87,678	2,150,741
FPL Group Capital Trust I, 5.88%	52,624	1,330,861
NextEra Energy Capital Holdings, Inc., 5.70%	70,159	1,690,832
NextEra Energy Capital Holdings, Inc., 5.63% (a)	61,312	1,474,553
NextEra Energy Capital Holdings, Inc., 5.13% (a)	87,678	1,980,646
NextEra Energy Capital Holdings, Inc., 5.00% (a)	78,885	1,789,900
PPL Capital Funding, Inc., 5.90% (a)	78,900	1,954,353
SCE Trust I, 5.63% (a)	83,234	2,004,275
SCE Trust II, 5.10% (a)	70,155	1,601,639
SCE Trust III, 5.75%	48,156	1,281,913

		18,372,106

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Tennessee Valley Authority Series D, 3.55%	56,740	1,358,356

INSURANCE — 19.9%
Aegon NV, 8.00% (a)	92,050	2,547,944

See accompanying notes to financial statements.

357

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015

Security Description	Shares	Value

Aegon NV, 6.50% (a)	87,679	$2,238,445
Aegon NV, 6.38% (a)	175,297	4,405,214
Aegon NV Series 1, 4.00% (a)	43,857	1,060,901
Aflac, Inc., 5.50% (a)	87,678	2,135,836
Allstate Corp., 6.75% (a)	67,503	1,783,429
Allstate Corp., 6.63% (a)	131,011	3,433,798
Allstate Corp., 6.25% (a)	43,842	1,110,079
Allstate Corp., 5.63% (a)	50,348	1,241,582
Allstate Corp., 5.10%	87,678	2,198,088
Arch Capital Group, Ltd., 6.75% (a)	56,937	1,453,032
Aspen Insurance Holdings Ltd., 5.95%	48,162	1,213,682
Aviva PLC, 8.25% (a)	70,105	1,885,825
Axis Capital Holdings Series C, 6.88%	70,119	1,798,552
Hartford Financial Services Group, Inc., 7.88%	105,197	3,128,559
MetLife, Inc. Series A, 4.00% (a)	105,155	2,561,576
MetLife, Inc. Series B, 6.50% (a)	293,035	7,322,945
PartnerRe, Ltd., 5.88% (a)	43,795	1,058,525
PartnerRe, Ltd. Series E, 7.25%	65,544	1,701,522
Protective Life Corp., 6.25% (a)	50,348	1,290,923
Prudential Financial, Inc., 5.75% (a)	100,813	2,495,122
Prudential Financial, Inc., 5.70% (a)	124,471	3,100,573
Prudential PLC, 6.75% (a)	43,795	1,120,276
Prudential PLC, 6.50%	52,627	1,339,883
Reinsurance Group of America, Inc., 6.20%	70,105	1,908,959
Renaissancere Holdings Ltd. Series E, 5.38% (a)	48,162	1,090,869
WR Berkley Corp., 5.63%	61,312	1,483,137

		58,109,276

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	131,453	3,261,349

MEDIA — 0.4%
Comcast Corp., 5.00% (a)	50,348	1,261,721

MULTI-UTILITIES — 1.1%
DTE Energy Co., 6.50% (a)	49,049	1,262,031
Integrys Energy Group, Inc., 6.00%	70,115	1,867,162

		3,129,193

REAL ESTATE INVESTMENT TRUSTS — 13.3%
Digital Realty Trust, Inc. Series E, 7.00% (a)	50,358	1,287,150
Digital Realty Trust, Inc. Series G, 5.88% (a)	43,795	1,035,752
Digital Realty Trust, Inc. Series H, 7.38% (a)	63,927	1,721,554
Health Care REIT, Inc. Series J, 6.50%	50,352	1,279,948
Hospitality Properties Trust Series J, 7.13%	50,783	1,297,506
Kimco Realty Corp. Series I, 6.00%	70,140	1,727,548
National Retail Properties, Inc., 5.70%	50,348	1,219,428
National Retail Properties, Inc. Series D, 6.63%	50,356	1,294,149
New York Mortgage Trust, Inc., 7.88%	123,800	2,967,486
PS Business Parks, Inc., 6.00% (a)	61,309	1,509,428
Public Storage, 5.90%	74,623	1,852,143
Public Storage, 5.63% (a)	47,016	1,145,780
Public Storage, 5.38% (a)	80,300	1,879,020
Public Storage, 5.20% (a)	81,122	1,889,331
Public Storage Series Q, 6.50%	60,809	1,545,157
Public Storage Series R, 6.35% (a)	79,052	2,008,711
Public Storage Series T, 5.75% (a)	75,034	1,824,076
Public Storage Series Y, 6.38%	46,548	1,216,299
Public Storage Series Z, 6.00% (a)	47,016	1,179,161
Realty Income Corp. Series F, 6.63%	71,643	1,849,106
Regency Centers Corp. Series 6, 6.63%	43,795	1,118,962
Senior Housing Properties Trust, 5.63%	61,310	1,414,422
Ventas Realty LP/Ventas Capital Corp., 5.45%	45,315	1,092,545
Vornado Realty Trust, 5.70% (a)	52,630	1,250,489
Vornado Realty Trust, 5.40%	52,534	1,174,135
Vornado Realty Trust Series I, 6.63%	47,291	1,189,369

		38,968,655

TOTAL PREFERRED STOCKS —
(Cost $302,680,508)		298,507,107

SHORT TERM INVESTMENTS — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	33,580,841	33,580,841
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $33,580,941)		33,580,941

TOTAL INVESTMENTS — 113.6% (f)
(Cost $336,261,449)		332,088,048
OTHER ASSETS & LIABILITIES — (13.6)%		(39,656,799)

NET ASSETS — 100.0%		$292,431,249

(a)	All or a portion of the security was on loan at June 30, 2015.
(b)	Affiliated issuer (Note 3).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

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359

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2015

						SPDR S&P	SPDR Russell		SPDR S&P	SPDR S&P
	SPDR Russell	SPDR Russell	SPDR Russell	SPDR S&P 500 Buyback	SPDR S&P 500 Growth	500	Small Cap Completeness	SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600
	3000 ETF	1000 ETF	2000 ETF	ETF	ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$246,592,573	$72,709,754	$73,599,056	$14,839,715	$556,034,589	$228,587,656	$99,620,021	$243,058,820	$123,692,883	$409,539,851
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	13,444,286	6,773,063	18,368,164	173,688	11,647,779	7,876,137	13,139,065	17,187,887	14,706,461	62,914,775

Total Investments	260,036,859	79,482,817	91,967,220	15,013,403	567,682,368	236,463,793	112,759,086	260,246,707	138,399,344	472,454,626
Cash	79,694	23,826	14,430	3,271	183,671	75,097	31,008	78,363	26,948	86,898
Receivable for investments sold	4,310,317	1,374,847	7,046,673	—	122,141	144,559	5,216,500	2,647,469	1,929,546	4,893,188
Dividends receivable — unaffiliated issuers	288,203	83,279	97,065	14,861	546,070	309,152	120,491	176,777	141,993	437,836
Dividends receivable — affiliated issuers	1,657	504	41	696	148	3,882	9	29	23	63

TOTAL ASSETS	264,716,730	80,965,273	99,125,429	15,032,231	568,534,398	236,996,483	118,127,094	263,149,345	140,497,854	477,872,611

LIABILITIES
Payable upon return of securities loaned	12,644,759	6,623,070	17,967,196	—	11,443,495	6,763,812	13,033,937	16,579,214	14,633,429	62,146,278
Payable for investments purchased	4,073,169	1,299,664	7,164,699	—	557,231	313,179	5,022,770	2,700,963	1,602,113	4,329,526
Accrued advisory fee (Note 3)	20,811	6,024	7,221	4,196	69,382	29,347	8,369	30,183	15,193	51,040
Accrued trustees’ fees and expenses (Note 3)	176	34	39	7	298	139	50	121	66	224

TOTAL LIABILITIES	16,738,915	7,928,792	25,139,155	4,203	12,070,406	7,106,477	18,065,126	19,310,481	16,250,801	66,527,068

NET ASSETS	$247,977,815	$73,036,481	$73,986,274	$15,028,028	$556,463,992	$229,890,006	$100,061,968	$243,838,864	$124,247,053	$411,345,543

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$215,465,633	$59,747,034	$72,476,004	$15,238,733	$487,343,050	$220,048,517	$78,320,501	$211,242,539	$118,741,856	$355,579,529
Undistributed (distribution in excess of) net investment income	374,360	(2,082)	(8,038)	—	—	—	(31,572)	—	—	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,547,312)	(703,534)	436,124	12,702	(26,653,268)	193	2,619,193	3,194,746	3,086,656	1,482,068
Net unrealized appreciation (depreciation) on:
Investments	33,685,134	13,995,063	1,082,184	(223,407)	95,774,210	9,841,296	19,153,846	29,401,579	2,418,541	54,283,946

NET ASSETS	$247,977,815	$73,036,481	$73,986,274	$15,028,028	$556,463,992	$229,890,006	$100,061,968	$243,838,864	$124,247,053	$411,345,543

NET ASSET VALUE PER SHARE
Net asset value per share	$154.98	$97.38	$73.99	$50.09	$98.49	$99.92	$87.01	$125.05	$85.69	$108.25

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,600,036	750,000	1,000,000	300,000	5,650,027	2,300,716	1,150,000	1,950,000	1,450,000	3,800,023

COST OF INVESTMENTS:
Unaffiliated issuers	$212,994,645	$58,742,146	$72,516,872	$15,064,688	$460,260,379	$218,782,002	$80,466,175	$213,657,241	$121,274,342	$355,255,905
Affiliated issuers	13,357,080	6,745,608	18,368,164	172,122	11,647,779	7,840,495	13,139,065	17,187,887	14,706,461	62,914,775

Total cost of investments	$226,351,725	$65,487,754	$90,885,036	$15,236,810	$471,908,158	$226,622,497	$93,605,240	$230,845,128	$135,980,803	$418,170,680

* Includes investments in securities on loan, at value	$17,083,230	$7,695,716	$17,631,822	$—	$13,230,963	$8,677,609	$15,693,176	$22,037,507	$15,535,052	$64,821,230

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2015

	SPDR S&P 600	SPDR S&P							SPDR Morgan
	Small Cap	600				SPDR S&P		SPDR S&P	Stanley
	Growth	Small Cap	SPDR Global	SPDR Dow Jones	SPDR S&P	Capital Markets	SPDR S&P	Regional Banking	Technology	SPDR S&P
	ETF	Value ETF	Dow ETF	REIT ETF	Bank ETF	ETF	Insurance ETF	ETF	ETF	Dividend ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$557,693,583	$391,565,654	$107,467,161	$2,849,344,990	$3,015,643,530	$172,307,631	$377,146,094	$2,725,690,445	$411,638,333	$12,617,213,541
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	84,964,264	50,728,142	7,587,929	106,659,257	295,394,555	18,178,411	14,942,668	195,074,482	29,422,800	898,289,121

Total Investments	642,657,847	442,293,796	115,055,090	2,956,004,247	3,311,038,085	190,486,042	392,088,762	2,920,764,927	441,061,133	13,515,502,662
Cash	133,182	172,441	19,533	5,344,954	485,085	—	166,555	291,989	54,493	2,466,098
Foreign currency, at value	—	—	105,689	—	—	—	—	—	—	—
Receivable for investments sold	12,299,287	5,815,655	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	2,216	—	—	11,408	—	—
Receivable for foreign taxes recoverable	—	—	76,657	—	—	—	—	—	24,890	—
Dividends receivable — unaffiliated issuers	589,839	411,528	356,294	8,544,189	4,474,036	223,450	458,039	3,592,075	281,131	24,763,050
Dividends receivable — affiliated issuers	102	57	24	973	653	20,457	48	242,751	96	3,610

TOTAL ASSETS	655,680,257	448,693,477	115,613,287	2,969,894,363	3,316,000,075	190,729,949	392,713,404	2,924,903,150	441,421,743	13,542,735,420

LIABILITIES
Payable upon return of securities loaned	84,921,484	50,447,101	7,539,152	106,252,337	291,708,598	13,268,709	14,689,737	168,660,710	29,192,987	613,355,632
Payable for investments purchased	10,665,054	5,620,883	—	—	—	—	—	—	—	—
Payable for fund shares repurchased	—	82	—	—	—	—	81	—	—	17,633
Accrued advisory fee (Note 3)	69,392	47,697	47,274	609,844	846,359	52,119	99,575	705,690	121,038	3,838,265
Accrued trustees’ fees and expenses (Note 3)	261	197	67	1,806	1,542	112	186	1,228	173	8,129

TOTAL LIABILITIES	95,656,191	56,115,960	7,586,493	106,863,987	292,556,499	13,320,940	14,789,579	169,367,628	29,314,198	617,219,659

NET ASSETS	$560,024,066	$392,577,517	$108,026,794	$2,863,030,376	$3,023,443,576	$177,409,009	$377,923,825	$2,755,535,522	$412,107,545	$12,925,515,761

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$460,738,326	$350,267,990	$131,295,705	$2,802,534,682	$3,351,879,095	$259,259,651	$412,578,541	$3,124,289,391	$376,723,755	$10,178,728,460
Undistributed (distribution in excess of) net investment income	—	—	122,443	—	561,926	35,804	—	—	—	3,187,452
Accumulated net realized gain (loss) on investments and foreign currency transactions	12,640,829	17,468,164	(31,216,650)	(329,172,414)	(798,464,183)	(96,395,172)	(43,333,253)	(429,269,009)	(26,235,089)	272,741,121
Net unrealized appreciation (depreciation) on:
Investments	86,644,911	24,841,363	7,832,844	389,668,108	469,466,738	14,508,726	8,678,537	60,515,140	61,618,879	2,470,858,728
Foreign currency	—	—	(7,548)	—	—	—	—	—	—	—

NET ASSETS	$560,024,066	$392,577,517	$108,026,794	$2,863,030,376	$3,023,443,576	$177,409,009	$377,923,825	$2,755,535,522	$412,107,545	$12,925,515,761

NET ASSET VALUE PER SHARE
Net asset value per share	$189.84	$106.07	$69.67	$84.38	$36.27	$50.69	$68.09	$44.16	$100.51	$76.23

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,950,007	3,701,051	1,550,464	33,931,617	83,352,118	3,500,000	5,550,000	62,402,585	4,100,006	169,553,658

COST OF INVESTMENTS:
Unaffiliated issuers	$471,048,672	$366,724,291	$99,634,317	$2,459,676,882	$2,546,176,792	$158,174,030	$368,467,557	$2,652,891,503	$350,019,454	$10,171,323,181
Affiliated issuers	84,964,264	50,728,142	7,587,929	106,659,257	295,394,555	17,803,286	14,942,668	207,358,284	29,422,800	873,320,753

Total cost of investments	$556,012,936	$417,452,433	$107,222,246	$2,566,336,139	$2,841,571,347	$175,977,316	$383,410,225	$2,860,249,787	$379,442,254	$11,044,643,934

Foreign currency, at cost	$—	$—	$108,210	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$95,567,250	$51,339,247	$10,171,704	$114,077,630	$310,911,370	$15,594,938	$14,482,451	$167,484,913	$28,346,117	$849,696,857

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2015

	SPDR S&P						SPDR S&P Oil &	SPDR S&P Oil & Gas
	Aerospace &		SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	Gas Equipment &	Exploration &	SPDR S&P	SPDR S&P
	Defense	SPDR S&P	Health Care	Health Care	Homebuilders	Metals & Mining	Services	Production	Pharmaceuticals	Retail
	ETF	Biotech ETF	Equipment ETF	Services ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$159,751,345	$2,650,697,005	$46,995,630	$196,552,843	$1,754,802,794	$265,961,387	$245,795,472	$1,331,841,086	$1,067,548,308	$1,171,435,776
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	25,489,814	676,993,676	8,384,511	20,465,247	130,547,078	74,025,078	58,262,751	277,999,624	256,344,523	77,126,118

Total Investments	185,241,159	3,327,690,681	55,380,141	217,018,090	1,885,349,872	339,986,465	304,058,223	1,609,840,710	1,323,892,831	1,248,561,894
Cash	—	29,883,455	5,939	39,232	93,245	—	28,971	321,843	465,351	131,913
Receivable for investments sold	—	—	—	—	—	—	—	—	—	222,776,858
Receivable for fund shares sold	—	—	—	286	—	—	80	772	—	—
Dividends receivable — unaffiliated issuers	99,338	2,770,009	32,897	53,727	772,338	291,942	221,409	982,317	436,360	769,249
Dividends receivable — affiliated issuers	28	251	3	12	180	81	47	358,010	196	142

TOTAL ASSETS	185,340,525	3,360,344,396	55,418,980	217,111,347	1,886,215,635	340,278,488	304,308,730	1,611,503,652	1,324,794,738	1,472,240,056

LIABILITIES
Payable upon return of securities loaned	25,366,047	578,504,604	8,378,711	20,428,551	128,695,933	73,670,084	58,046,781	190,435,802	189,920,559	75,238,184
Payable for investments purchased	—	30,568,669	—	—	—	—	—	—	—	113,507,365
Payable for fund shares repurchased	—	86,202	—	—	3,509	6,012	—	—	—	109,212,147
Accrued advisory fee (Note 3)	46,857	704,045	13,639	53,861	494,800	99,613	75,510	453,696	331,891	348,903
Accrued trustees’ fees and expenses (Note 3)	55	974	24	78	1,011	260	150	820	639	625

TOTAL LIABILITIES	25,412,959	609,864,494	8,392,374	20,482,490	129,195,253	73,775,969	58,122,441	190,890,318	190,253,089	298,307,224

NET ASSETS	$159,927,566	$2,750,479,902	$47,026,606	$196,628,857	$1,757,020,382	$266,502,519	$246,186,289	$1,420,613,334	$1,134,541,649	$1,173,932,832

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$143,472,621	$2,811,284,841	$33,136,517	$176,400,080	$2,197,663,947	$1,487,314,130	$481,505,659	$2,627,670,230	$932,765,257	$1,454,948,074
Undistributed (distribution in excess of) net investment income	—	—	6,177	61,762	365,128	326,905	—	—	—	—
Accumulated net realized gain (loss) on investments	2,409,448	(82,579,585)	1,847,638	959,956	(444,374,698)	(1,036,030,955)	(175,287,259)	(791,352,676)	41,900,577	(174,918,912)
Net unrealized appreciation (depreciation) on:
Investments	14,045,497	21,774,646	12,036,274	19,207,059	3,366,005	(185,107,561)	(60,032,111)	(415,704,220)	159,875,815	(106,096,330)

NET ASSETS	$159,927,566	$2,750,479,902	$47,026,606	$196,628,857	$1,757,020,382	$266,502,519	$246,186,289	$1,420,613,334	$1,134,541,649	$1,173,932,832

NET ASSET VALUE PER SHARE
Net asset value per share	$114.23	$252.34	$94.05	$131.09	$36.60	$24.34	$26.05	$46.73	$124.67	$98.65

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,400,000	10,900,000	500,000	1,500,000	48,000,016	10,950,230	9,450,000	30,400,000	9,100,135	11,900,113

COST OF INVESTMENTS:
Unaffiliated issuers	$145,705,848	$2,609,816,564	$34,959,356	$177,345,784	$1,751,436,789	$451,068,948	$305,827,583	$1,689,639,064	$893,756,318	$1,277,532,106
Affiliated issuers	25,489,814	696,099,471	8,384,511	20,465,247	130,547,078	74,025,078	58,262,751	335,905,866	270,260,698	77,126,118

Total cost of investments	$171,195,662	$3,305,916,035	$43,343,867	$197,811,031	$1,881,983,867	$525,094,026	$364,090,334	$2,025,544,930	$1,164,017,016	$1,354,658,224

* Includes investments in securities on loan, at value	$27,299,930	$615,657,504	$11,104,648	$23,887,221	$160,335,526	$73,397,367	$59,531,442	$185,780,355	$212,540,747	$82,556,192

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2015

		SPDR S&P			SPDR S&P		SPDR Russell
	SPDR S&P	Software &	SPDR S&P	SPDR S&P	1500	SPDR S&P 1500	1000 Low	SPDR Russell	SPDR MSCI	SPDR Wells
	Semiconductor	Services	Telecom	Transportation	Value	Momentum	Volatility	2000 Low Volatility	USA	Fargo Preferred
	ETF	ETF	ETF	ETF	Tilt ETF	Tilt ETF	ETF	ETF	Quality Mix ETF	Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$219,513,861	$51,114,507	$71,751,627	$367,603,957	$12,446,584	$17,530,156	$28,859,418	$34,506,758	$5,840,922	$289,707,032
Investments in securities of affiliated issuers, at value* (Notes 2 and 3)	12,730,256	11,208,886	13,354,961	16,442,480	2,922,431	4,241,801	5,156,577	7,590,413	8,630	42,381,016

Total Investments	232,244,117	62,323,393	85,106,588	384,046,437	15,369,015	21,771,957	34,015,995	42,097,171	5,849,552	332,088,048
Cash	26,541	9,416	42,526	116,282	3,037	5,005	24,554	31,163	2,549	292,054
Receivable for investments sold	4,353,569	2,150	—	—	6,057	6,389	758,065	790,589	541	28,712,468
Receivable for foreign taxes recoverable	—	—	—	—	7	—	—	—	—	—
Dividends receivable — unaffiliated issuers	44,795	16,806	50,438	91,192	14,367	15,234	60,170	81,708	6,270	936,344
Dividends receivable — affiliated issuers	24	6	20	79	62	133	7	10	22	189

TOTAL ASSETS	236,669,046	62,351,771	85,199,572	384,253,990	15,392,545	21,798,718	34,858,791	43,000,641	5,858,934	362,029,103

LIABILITIES
Payable upon return of securities loaned	12,693,984	11,166,763	13,333,121	15,742,102	2,882,525	4,181,097	5,140,535	7,539,941	—	33,580,841
Payable for investments purchased	4,296,877	2,925	—	—	4,826	5,048	752,945	807,831	541	35,906,849
Payable for fund shares repurchased	9,169	—	—	96	—	—	—	—	—	—
Accrued advisory fee (Note 3)	64,986	13,827	23,261	116,116	1,262	1,767	2,911	3,487	737	109,996
Accrued trustees’ fees and expenses (Note 3)	108	18	29	271	6	10	11	13	13	168

TOTAL LIABILITIES	17,065,124	11,183,533	13,356,411	15,858,585	2,888,619	4,187,922	5,896,402	8,351,272	1,291	69,597,854

NET ASSETS	$219,603,922	$51,168,238	$71,843,161	$368,395,405	$12,503,926	$17,610,796	$28,962,389	$34,649,369	$5,857,643	$292,431,249

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$262,279,283	$45,282,108	$79,576,458	$391,912,804	$10,277,188	$16,176,554	$28,053,622	$33,728,340	$6,000,000	$310,628,322
Undistributed (distribution in excess of) net investment income	—	—	—	—	—	8,952	—	109,522	2,812	965,763
Accumulated net realized gain (loss) on investments and foreign currency transactions	(36,199,646)	67,169	(2,822,711)	1,032,880	148,514	(547,939)	125,043	38,244	(3,460)	(14,989,435)
Net unrealized appreciation (depreciation) on:
Investments	(6,475,715)	5,818,961	(4,910,586)	(24,550,279)	2,078,224	1,973,229	783,724	773,263	(141,709)	(4,173,401)

NET ASSETS	$219,603,922	$51,168,238	$71,843,161	$368,395,405	$12,503,926	$17,610,796	$28,962,389	$34,649,369	$5,857,643	$292,431,249

NET ASSET VALUE PER SHARE
Net asset value per share	$86.12	$102.34	$57.47	$96.95	$83.36	$88.05	$72.41	$77.00	$58.58	$43.32

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,550,000	500,000	1,250,000	3,800,000	150,000	200,000	400,000	450,000	100,000	6,750,000

COST OF INVESTMENTS:
Unaffiliated issuers	$225,989,576	$45,295,546	$76,662,213	$392,154,236	$10,372,260	$15,559,483	$28,075,694	$33,733,495	$5,982,660	$293,810,030
Affiliated issuers	12,730,256	11,208,886	13,354,961	16,442,480	2,918,531	4,239,245	5,156,577	7,590,413	8,601	42,451,419

Total cost of investments	$238,719,832	$56,504,432	$90,017,174	$408,596,716	$13,290,791	$19,798,728	$33,232,271	$41,323,908	$5,991,261	$336,261,449

* Includes investments in securities on loan, at value	$15,828,556	$12,170,780	$15,909,844	$15,749,862	$2,993,458	$4,196,437	$6,962,962	$8,317,965	$—	$32,751,623

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2015

						SPDR S&P	SPDR Russell		SPDR S&P	SPDR S&P
	SPDR Russell	SPDR Russell	SPDR Russell	SPDR S&P 500 Buyback	SPDR S&P 500 Growth	500	Small Cap Completeness	SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600
	3000 ETF	1000 ETF	2000 ETF	ETF (1)	ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$5,401,010	$1,133,459	$885,058	$69,767	$8,365,706	$5,699,936	$1,148,150	$2,437,724	$1,934,391	$5,165,287
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	6,323	1,596	230	1,100	4,087	13,092	268	302	185	622
Affiliated securities lending — net (Note 3 and Note 9)	89,649	13,860	126,441	—	19,144	25,040	112,219	96,198	64,687	278,891
Foreign taxes withheld	(1,695)	(363)	(433)	—	(2,120)	(259)	(1,885)	—	—	(1,319)

TOTAL INVESTMENT INCOME (LOSS)	5,495,287	1,148,552	1,011,296	70,867	8,386,817	5,737,809	1,258,752	2,534,224	1,999,263	5,443,481

EXPENSES
Advisory fee (Note 3)	290,076	57,509	77,730	15,216	881,102	410,866	85,806	412,538	226,681	664,775
Trustees’ fees and expenses (Note 3)	7,210	1,003	1,202	49	8,980	4,297	1,521	3,626	2,119	7,260
Miscellaneous expenses	7,893	2,310	—	—	23,443	1,946	1,926	—	1,913	—

TOTAL EXPENSES	305,179	60,822	78,932	15,265	913,525	417,109	89,253	416,164	230,713	672,035

NET INVESTMENT INCOME	5,190,108	1,087,730	932,364	55,602	7,473,292	5,320,700	1,169,499	2,118,060	1,768,550	4,771,446

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	168,483,191	307,638	4,349,217	29,382	63,442,740	24,716,226	3,349,173	5,215,992	10,722,558	41,709,030
Investments in securities of affiliated issuers	239,628	696	—	—	102,559	86,276	—	—	—	—
Foreign currency transactions	362	—	594	—	—	101	12	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(150,522,175)	2,398,868	(329,904)	(223,407)	(25,640,554)	(20,259,320)	351,360	10,382,765	(10,198,622)	(24,798,271)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	18,201,006	2,707,202	4,019,907	(194,025)	37,904,745	4,543,283	3,700,545	15,598,757	523,936	16,910,759

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,391,114	$3,794,932	$4,952,271	$(138,423)	$45,378,037	$9,863,983	$4,870,044	$17,716,817	$2,292,486	$21,682,205

(1)	For the period February 4, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2015

		SPDR S&P							SPDR Morgan
	SPDR S&P 600	600				SPDR S&P Capital		SPDR S&P Regional	Stanley	SPDR S&P
	Small Cap Growth	Small Cap	SPDR Global Dow	SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Banking	Technology	Dividend
	ETF	Value ETF	ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$5,208,506	$5,438,313	$3,266,824	$83,687,458	$51,557,840	$3,858,966	$6,817,318	$42,570,982	$3,995,940	$359,485,761
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	805	791	110	5,184	6,559	81,394	359	584,222	464	11,709,656
Affiliated securities lending — net (Note 3 and Note 9)	321,695	245,301	40,650	215,264	399,747	249,260	10,441	442,124	30,158	1,244,306
Foreign taxes withheld	(647)	(1,548)	(188,373)	—	—	—	—	(63,140)	(29,974)	—

TOTAL INVESTMENT INCOME (LOSS)	5,530,359	5,682,857	3,119,211	83,907,906	51,964,146	4,189,620	6,828,118	43,534,188	3,996,588	372,439,723

EXPENSES
Advisory fee (Note 3)	890,192	675,754	551,429	7,482,028	9,008,439	646,627	1,088,932	7,208,156	1,232,827	47,133,133
Trustees’ fees and expenses (Note 3)	7,803	6,023	2,139	56,129	48,440	3,679	5,802	40,848	4,853	255,337
Miscellaneous expenses	—	—	528	3	3	—	—	2	—	15

TOTAL EXPENSES	897,995	681,777	554,096	7,538,160	9,056,882	650,306	1,094,734	7,249,006	1,237,680	47,388,485

NET INVESTMENT INCOME	4,632,364	5,001,080	2,565,115	76,369,746	42,907,264	3,539,314	5,733,384	36,285,182	2,758,908	325,051,238

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	20,216,868	22,324,991	3,884,869	84,381,546	113,609,769	(2,474,002)	16,442,872	42,203,713	6,336,329	885,205,887
Investments in securities of affiliated issuers	—	—	—	—	—	191,930	—	(1,587,567)	—	(283,976)
Foreign currency transactions	—	—	(70,229)	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	15,603,882	(15,924,734)	(8,354,410)	(37,753,432)	101,366,722	6,640,852	(61,005)	51,478,275	5,049,610	(606,271,687)
Foreign currency transactions	—	—	(10,808)	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	35,820,750	6,400,257	(4,550,578)	46,628,114	214,976,491	4,358,780	16,381,867	92,094,421	11,385,939	278,650,224

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$40,453,114	$11,401,337	$(1,985,463)	$122,997,860	$257,883,755	$7,898,094	$22,115,251	$128,379,603	$14,144,847	$603,701,462

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2015

	SPDR S&P						SPDR S&P Oil &	SPDR S&P Oil &
	Aerospace &		SPDR S&P Health	SPDR S&P Health		SPDR S&P	Gas Equipment &	Gas Exploration &	SPDR S&P
	Defense	SPDR S&P Biotech	Care Equipment	Care Services	SPDR S&P Homebuilders	Metals & Mining	Services	Production	Pharmaceuticals	SPDR S&P Retail
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,175,268	$1,663,328	$187,224	$688,084	$13,788,767	$5,478,198	$3,860,754	$13,871,779	$8,167,182	$14,578,583
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	138	2,153	38	158	1,519	587	404	359,445	2,747	1,291
Affiliated securities lending — net (Note 3 and Note 9)	29,081	17,457,115	75,227	44,046	1,088,541	2,642,596	920,794	8,192,614	3,237,755	1,102,343
Foreign taxes withheld	—	—	—	—	(370)	—	(41,916)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	1,204,487	19,122,596	262,489	732,288	14,878,457	8,121,381	4,740,036	22,423,838	11,407,684	15,682,217

EXPENSES
Advisory fee (Note 3)	329,645	5,771,382	138,868	460,478	5,878,687	1,498,054	867,899	4,784,315	3,724,908	3,658,416
Trustees’ fees and expenses (Note 3)	1,401	26,308	695	2,140	31,729	8,809	5,042	25,015	19,506	17,539
Miscellaneous expenses	—	2	—	—	2	1,351	—	2	1	1

TOTAL EXPENSES	331,046	5,797,692	139,563	462,618	5,910,418	1,508,214	872,941	4,809,332	3,744,415	3,675,956

NET INVESTMENT INCOME	873,441	13,324,904	122,926	269,670	8,968,039	6,613,167	3,867,095	17,614,506	7,663,269	12,006,261

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	4,862,562	778,410,386	1,873,232	33,609,488	141,607,312	(238,898,306)	(57,592,202)	(220,014,507)	249,752,592	177,867,284
Investments in securities of affiliated issuers	—	(5,970,142)	—	—	—	—	—	(8,443,976)	(1,322,483)	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,251,834	85,513,292	5,692,514	2,883,023	13,614,549	11,201,658	(101,974,353)	(407,029,629)	(9,511,620)	(25,110,250)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	9,114,396	857,953,536	7,565,746	36,492,511	155,221,861	(227,696,648)	(159,566,555)	(635,488,112)	238,918,489	152,757,034

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,987,837	$871,278,440	$7,688,672	$36,762,181	$164,189,900	$(221,083,481)	$(155,699,460)	$(617,873,606)	$246,581,758	$164,763,295

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2015

					SPDR S&P		SPDR Russell	SPDR Russell
	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	1500	SPDR S&P 1500	1000	2000	SPDR MSCI USA	SPDR Wells Fargo
	Semiconductor	Software & Services	Telecom	Transportation	Value	Momentum	Low Volatility	Low Volatility	Quality Mix	Preferred
	ETF	ETF	ETF	ETF	Tilt ETF	Tilt ETF	ETF	ETF	ETF (1)	Stock ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,537,220	$168,657	$767,824	$3,476,914	$225,204	$298,832	$465,898	$612,324	$28,199	$15,812,854
Dividend income on securities of affiliated issuers (Note 2 and Note 3)	202	41	120	462	215	361	647	48	23	466,665
Affiliated securities lending — net (Note 3 and Note 9)	50,423	59,548	63,241	100,920	4,282	5,757	5,470	8,651	—	185,249
Foreign taxes withheld	—	—	—	—	(22)	(33)	—	—	(5)	—

TOTAL INVESTMENT INCOME (LOSS)	1,587,845	228,246	831,185	3,578,296	229,679	304,917	472,015	621,023	28,217	16,464,768

EXPENSES
Advisory fee (Note 3)	631,803	110,892	171,810	1,564,232	23,541	40,761	28,204	39,078	1,874	1,249,883
Trustees’ fees and expenses (Note 3)	3,371	568	641	7,576	170	292	278	344	15	5,165
Miscellaneous expenses	—	—	—	—	—	—	—	—	—	1,163

TOTAL EXPENSES	635,174	111,460	172,451	1,571,808	23,711	41,053	28,482	39,422	1,889	1,256,211

NET INVESTMENT INCOME	952,671	116,786	658,734	2,006,488	205,968	263,864	443,533	581,601	26,328	15,208,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	31,686,081	1,660,884	4,119,007	57,010,216	178,723	(550,252)	416,155	700,860	(3,460)	(2,058,340)
Investments in securities of affiliated issuers	—	—	—	—	—	873	7,932	—	—	(55,172)
Foreign currency transactions	—	229	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(10,560,136)	2,490,361	(6,392,412)	(53,803,224)	(48,175)	1,438,886	(450,027)	35,270	(141,709)	(19,989)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	21,125,945	4,151,474	(2,273,405)	3,206,992	130,548	889,507	(25,940)	736,130	(145,169)	(2,133,501)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$22,078,616	$4,268,260	$(1,614,671)	$5,213,480	$336,516	$1,153,371	$417,593	$1,317,731	$(118,841)	$13,075,056

(1)	For the period April 15, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 3000 ETF		SPDR Russell 1000 ETF		SPDR Russell 2000 ETF		SPDR S&P 500 Buyback ETF	SPDR S&P 500 Growth ETF
						For the Period	For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	7/8/13*-	2/4/15*-	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,190,108	$10,324,308	$1,087,730	$851,256	$932,364	$579,337	$55,602	$7,473,292	$4,958,157
Net realized gain (loss) on investments and foreign currency transactions	168,723,181	12,144,287	308,334	4,061,050	4,349,811	3,340,100	29,382	63,545,299	14,777,484
Net change in unrealized appreciation (depreciation) on investments	(150,522,175)	99,869,016	2,398,868	4,927,510	(329,904)	1,412,088	(223,407)	(25,640,554)	54,306,683

Net increase (decrease) in net assets resulting from operations	23,391,114	122,337,611	3,794,932	9,839,816	4,952,271	5,331,525	(138,423)	45,378,037	74,042,324

Net equalization credits and charges (Note 2)	(1,399,399)	(7,242)	54,639	(508)	118,657	36,421	14,857	219,215	204,616

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,774,396)	(10,289,953)	(1,127,717)	(853,873)	(1,056,677)	(578,178)	(63,154)	(7,577,305)	(5,189,972)
Net realized gains	—	—	—	—	(357,229)	(30,635)	—	—	—

Total distributions to shareholders	(4,774,396)	(10,289,953)	(1,127,717)	(853,873)	(1,413,906)	(608,813)	(63,154)	(7,577,305)	(5,189,972)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	76,617,031	14,037,212	24,139,616	8,821,230	58,599,266	76,043,438	20,286,820	211,787,646	118,773,486
Cost of shares redeemed	(460,180,212)	(12,409,662)	—	(9,223,959)	(41,349,767)	(27,567,740)	(5,057,215)	(120,575,036)	(7,802,249)
Net income equalization (Note 2)	1,399,399	7,242	(54,639)	508	(118,657)	(36,421)	(14,857)	(219,215)	(204,616)

Net increase (decrease) in net assets from beneficial interest transactions	(382,163,782)	1,634,792	24,084,977	(402,221)	17,130,842	48,439,277	15,214,748	90,993,395	110,766,621

Net increase (decrease) in net assets during the year	(364,946,463)	113,675,208	26,806,831	8,583,214	20,787,864	53,198,410	15,028,028	129,013,342	179,823,589
Net assets at beginning of year	612,924,278	499,249,070	46,229,650	37,646,436	53,198,410	—	—	427,450,650	247,627,061

NET ASSETS END OF YEAR (1)	$247,977,815	$612,924,278	$73,036,481	$46,229,650	$73,986,274	$53,198,410	$15,028,028	$556,463,992	$427,450,650

SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	100,000	250,000	100,000	850,000	1,150,000	400,000	2,200,000	1,400,000
Shares redeemed	(3,050,000)	(100,102)	—	(100,000)	(600,000)	(400,000)	(100,000)	(1,250,000)	(100,103)

Net increase (decrease)	(2,550,000)	(102)	250,000	—	250,000	750,000	300,000	950,000	1,299,897

(1) Including undistributed (distribution in excess of) net investment income	$374,360	$5,667	$(2,082)	$5,372	$(8,038)	$(265)	$—	$—	$—

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 500 Value ETF		SPDR Russell Small Cap Completeness ETF		SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,320,700	$3,954,962	$1,169,499	$1,155,470	$2,118,060	$1,171,612	$1,768,550	$1,256,338	$4,771,446	$4,562,001
Net realized gain (loss) on investments and foreign currency transactions	24,802,603	15,806,447	3,349,185	21,066,654	5,215,992	19,620,942	10,722,558	7,263,875	41,709,030	49,746,334
Net change in unrealized appreciation (depreciation) on investments	(20,259,320)	13,403,087	351,360	(1,676,976)	10,382,765	7,616,716	(10,198,622)	8,387,280	(24,798,271)	32,203,679

Net increase in net assets resulting from operations	9,863,983	33,164,496	4,870,044	20,545,148	17,716,817	28,409,270	2,292,486	16,907,493	21,682,205	86,512,014

Net equalization credits and charges (Note 2)	122,430	(42,908)	35,615	(51,907)	49,005	23,712	(55,568)	42,585	(99,179)	3,051

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,450,867)	(3,837,847)	(1,201,448)	(1,078,221)	(2,209,936)	(1,185,705)	(1,794,274)	(1,222,069)	(4,834,835)	(4,416,693)
Net realized gains	—	—	(3,443,868)	(7,828,490)	(1,355,798)	—	(2,436,576)	(13,424)	(8,238,663)	(8,828,562)

Total distributions to shareholders	(5,450,867)	(3,837,847)	(4,645,316)	(8,906,711)	(3,565,734)	(1,185,705)	(4,230,850)	(1,235,493)	(13,073,498)	(13,245,255)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	80,317,495	54,601,090	21,760,388	7,783,221	54,438,076	105,372,931	39,058,379	63,513,473	68,503,135	113,264,007
Cost of shares redeemed	(60,614,054)	(34,522,720)	—	(36,352,974)	—	(48,350,005)	(25,029,960)	(15,310,328)	(92,643,216)	(76,576,177)
Net income equalization (Note 2)	(122,430)	42,908	(35,615)	51,907	(49,005)	(23,712)	55,568	(42,585)	99,179	(3,051)

Net increase (decrease) in net assets from beneficial interest transactions	19,581,011	20,121,278	21,724,773	(28,517,846)	54,389,071	56,999,214	14,083,987	48,160,560	(24,040,902)	36,684,779

Net increase (decrease) in net assets during the year	24,116,557	49,405,019	21,985,116	(16,931,316)	68,589,159	84,246,491	12,090,055	63,875,145	(15,531,374)	109,954,589
Net assets at beginning of year	205,773,449	156,368,430	78,076,852	95,008,168	175,249,705	91,003,214	112,156,998	48,281,853	426,876,917	316,922,328

NET ASSETS END OF YEAR (1)	$229,890,006	$205,773,449	$100,061,968	$78,076,852	$243,838,864	$175,249,705	$124,247,053	$112,156,998	$411,345,543	$426,876,917

SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	600,000	250,000	100,000	450,000	1,000,000	450,000	800,000	650,000	1,150,000
Shares redeemed	(600,000)	(400,154)	—	(450,000)	—	(450,000)	(300,000)	(200,000)	(900,000)	(750,000)

Net increase (decrease)	200,000	199,846	250,000	(350,000)	450,000	550,000	150,000	600,000	(250,000)	400,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$82,324	$(31,572)	$(26,590)	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF		SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,632,364	$2,404,677	$5,001,080	$3,488,619	$2,565,115	$2,715,146	$76,369,746	$60,499,762	$42,907,264	$37,955,038
Net realized gain (loss) on investments and foreign currency transactions	20,216,868	32,014,365	22,324,991	24,545,543	3,814,640	464,778	84,381,546	51,990,109	113,609,769	259,374,340
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	15,603,882	30,789,748	(15,924,734)	22,663,951	(8,365,218)	19,989,111	(37,753,432)	177,645,254	101,366,722	101,027,176

Net increase (decrease) in net assets resulting from operations	40,453,114	65,208,790	11,401,337	50,698,113	(1,985,463)	23,169,035	122,997,860	290,135,125	257,883,755	398,356,554

Net equalization credits and charges (Note 2)	207,588	90,579	166,118	93,408	(21,952)	28,963	290,968	413,715	880,555	(225,020)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,770,059)	(2,231,814)	(5,347,879)	(3,378,293)	(2,423,627)	(2,772,398)	(94,705,493)	(75,037,487)	(43,993,335)	(35,668,872)
Net realized gains	(14,531,713)	(127,892)	(18,873,043)	(1,390,826)	—	—	—	—	—	—

Total distributions to shareholders	(19,301,772)	(2,359,706)	(24,220,922)	(4,769,119)	(2,423,627)	(2,772,398)	(94,705,493)	(75,037,487)	(43,993,335)	(35,668,872)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	139,310,986	118,809,485	107,151,022	102,502,936	7,136,088	6,865,130	478,447,924	375,865,359	1,310,267,730	799,955,121
Cost of shares redeemed	—	(8,096,783)	(10,486,034)	(10,351,881)	(10,174,568)	(7,388)	(223,250,152)	(192,353,113)	(993,298,145)	(959,354,369)
Net income equalization (Note 2)	(207,588)	(90,579)	(166,118)	(93,408)	21,952	(28,963)	(290,968)	(413,715)	(880,555)	225,020

Net increase (decrease) in net assets from beneficial interest transactions	139,103,398	110,622,123	96,498,870	92,057,647	(3,016,528)	6,828,779	254,906,804	183,098,531	316,089,030	(159,174,228)

Net increase (decrease) in net assets during the year	160,462,328	173,561,786	83,845,403	138,080,049	(7,447,570)	27,254,379	283,490,139	398,609,884	530,860,005	203,288,434
Net assets at beginning of year	399,561,738	225,999,952	308,732,114	170,652,065	115,474,364	88,219,985	2,579,540,237	2,180,930,353	2,492,583,571	2,289,295,137

NET ASSETS END OF YEAR (1)	$560,024,066	$399,561,738	$392,577,517	$308,732,114	$108,026,794	$115,474,364	$2,863,030,376	$2,579,540,237	$3,023,443,576	$2,492,583,571

SHARES OF BENEFICIAL INTEREST:
Shares sold	750,000	700,000	1,000,000	1,000,000	100,000	100,000	5,350,000	4,900,000	39,050,000	25,000,000
Shares redeemed	—	(50,100)	(100,000)	(100,289)	(150,000)	(119)	(2,500,000)	(2,550,275)	(30,300,000)	(30,250,000)

Net increase (decrease)	750,000	649,900	900,000	899,711	(50,000)	99,881	2,850,000	2,349,725	8,750,000	(5,250,000)

(1) Including undistributed (distribution in excess of) net investment income	$—	$—	$—	$—	$122,443	$53,484	$—	$—	$561,926	$1,647,997

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Insurance ETF		SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,539,314	$2,814,122	$5,733,384	$5,553,600	$36,285,182	$38,450,849	$2,758,908	$2,252,693	$325,051,238	$294,000,410
Net realized gain (loss) on investments	(2,282,072)	5,678,924	16,442,872	49,429,328	40,616,146	439,309,805	6,336,329	3,295,473	884,921,911	1,022,259,279
Net change in unrealized appreciation (depreciation) on investments	6,640,852	8,118,401	(61,005)	5,019,711	51,478,275	(102,525,107)	5,049,610	47,086,008	(606,271,687)	965,614,376

Net increase in net assets resulting from operations	7,898,094	16,611,447	22,115,251	60,002,639	128,379,603	375,235,547	14,144,847	52,634,174	603,701,462	2,281,874,065

Net equalization credits and charges (Note 2)	(20,512)	59,155	381,282	(57,611)	2,089,588	711,869	172,719	(18,648)	272,725	(2,786,550)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,403,029)	(2,606,830)	(6,045,751)	(5,196,398)	(37,858,883)	(37,752,479)	(2,877,550)	(2,266,710)	(321,863,786)	(286,139,730)
Net realized gains	—	—	—	—	—	—	—	—	(343,149,575)	(218,446,150)

Total distributions to shareholders	(3,403,029)	(2,606,830)	(6,045,751)	(5,196,398)	(37,858,883)	(37,752,479)	(2,877,550)	(2,266,710)	(665,013,361)	(504,585,880)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,377,747	152,111,302	369,080,674	648,460,268	5,977,277,099	4,755,535,540	181,201,265	16,930,946	1,438,317,584	947,471,704
Cost of shares redeemed	(28,776,144)	(34,710,356)	(279,848,607)	(749,418,466)	(5,888,950,776)	(4,286,820,138)	(4,656,855)	(21,031,269)	(1,258,258,145)	(1,854,780,184)
Net income equalization (Note 2)	20,512	(59,155)	(381,282)	57,611	(2,089,588)	(711,869)	(172,719)	18,648	(272,725)	2,786,550

Net increase (decrease) in net assets from beneficial interest transactions	(26,377,885)	117,341,791	88,850,785	(100,900,587)	86,236,735	468,003,533	176,371,691	(4,081,675)	179,786,714	(904,521,930)

Net increase (decrease) in net assets during the year	(21,903,332)	131,405,563	105,301,567	(46,151,957)	178,847,043	806,198,470	187,811,707	46,267,141	118,747,540	869,979,705
Net assets at beginning of year	199,312,341	67,906,778	272,622,258	318,774,215	2,576,688,479	1,770,490,009	224,295,838	178,028,697	12,806,768,221	11,936,788,516

NET ASSETS END OF YEAR (1)	$177,409,009	$199,312,341	$377,923,825	$272,622,258	$2,755,535,522	$2,576,688,479	$412,107,545	$224,295,838	$12,925,515,761	$12,806,768,221

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	3,100,000	5,650,000	10,900,000	147,900,000	124,000,000	1,800,000	200,000	18,350,000	13,150,000
Shares redeemed	(600,000)	(750,000)	(4,350,000)	(12,550,000)	(149,400,000)	(112,400,000)	(50,000)	(250,102)	(16,050,000)	(25,650,000)

Net increase (decrease)	(550,000)	2,350,000	1,300,000	(1,650,000)	(1,500,000)	11,600,000	1,750,000	(50,102)	2,300,000	(12,500,000)

(1) Including undistributed (distribution in excess of) net investment income	$35,804	$31,726	$—	$220,379	$—	$950,199	$—	$—	$3,187,452	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Aerospace & Defense ETF		SPDR S&P Biotech ETF		SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF		SPDR S&P Homebuilders ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$873,441	$646,283	$13,324,904	$9,171,571	$122,926	$105,109	$269,670	$185,692	$8,968,039	$8,627,741
Net realized gain (loss) on investments	4,862,562	62,736	772,440,244	433,501,547	1,873,232	831,461	33,609,488	968,503	141,607,312	335,920,885
Net change in unrealized appreciation (depreciation) on investments	4,251,834	6,020,822	85,513,292	(101,256,879)	5,692,514	4,403,830	2,883,023	12,365,289	13,614,549	(160,758,175)

Net increase in net assets resulting from operations	9,987,837	6,729,841	871,278,440	341,416,239	7,688,672	5,340,400	36,762,181	13,519,484	164,189,900	183,790,451

Net equalization credits and charges (Note 2)	113,940	26,702	171,396	550,916	3,895	(1,149)	(42,638)	(15,491)	(396,712)	(515,684)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(928,136)	(587,352)	(14,569,189)	(8,997,416)	(125,781)	(84,612)	(227,504)	(165,585)	(8,602,911)	(7,422,797)
Net realized gains	—	(331,872)	—	—	(591,489)	—	(1,059,850)	(158,174)	—	—

Total distributions to shareholders	(928,136)	(919,224)	(14,569,189)	(8,997,416)	(717,270)	(84,612)	(1,287,354)	(323,759)	(8,602,911)	(7,422,797)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	105,865,988	28,652,190	6,535,591,548	2,427,299,100	8,533,362	7,257,075	186,107,607	22,289,985	4,050,460,657	3,551,552,029
Cost of shares redeemed	(4,805,688)	—	(5,750,477,701)	(2,500,914,604)	—	—	(104,965,009)	—	(4,346,756,803)	(4,305,497,321)
Net income equalization (Note 2)	(113,940)	(26,702)	(171,396)	(550,916)	(3,895)	1,149	42,638	15,491	396,712	515,684

Net increase (decrease) in net assets from beneficial interest transactions	100,946,360	28,625,488	784,942,451	(74,166,420)	8,529,467	7,258,224	81,185,236	22,305,476	(295,899,434)	(753,429,608)

Net increase (decrease) in net assets during the year	110,120,001	34,462,807	1,641,823,098	258,803,319	15,504,764	12,512,863	116,617,425	35,485,710	(140,709,157)	(577,577,638)
Net assets at beginning of year	49,807,565	15,344,758	1,108,656,804	849,853,485	31,521,842	19,008,979	80,011,432	44,525,722	1,897,729,539	2,475,307,177

NET ASSETS END OF YEAR (1)	$159,927,566	$49,807,565	$2,750,479,902	$1,108,656,804	$47,026,606	$31,521,842	$196,628,857	$80,011,432	$1,757,020,382	$1,897,729,539

SHARES OF BENEFICIAL INTEREST:
Shares sold	950,000	300,000	31,900,000	17,950,000	100,000	100,000	1,600,000	250,000	121,300,000	113,200,000
Shares redeemed	(50,000)	—	(28,200,000)	(18,850,000)	—	—	(900,000)	—	(131,250,000)	(139,300,000)

Net increase (decrease)	900,000	300,000	3,700,000	(900,000)	100,000	100,000	700,000	250,000	(9,950,000)	(26,100,000)

(1) Including undistributed (distribution in excess of) net investment income	$—	$—	$—	$1,421,762	$6,177	$9,032	$61,762	$19,596	$365,128	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,613,167	$8,391,333	$3,867,095	$2,292,011	$17,614,506	$8,009,898	$7,663,269	$4,245,678	$12,006,261	$6,312,782
Net realized gain (loss) on investments	(238,898,306)	(62,151,001)	(57,592,202)	8,337,207	(228,458,483)	143,627,145	248,430,109	160,159,576	177,867,284	157,335,733
Net change in unrealized appreciation (depreciation) on investments	11,201,658	183,506,220	(101,974,353)	57,388,600	(407,029,629)	151,179,886	(9,511,620)	99,771,877	(25,110,250)	(40,569,889)

Net increase (decrease) in net assets resulting from operations	(221,083,481)	129,746,552	(155,699,460)	68,017,818	(617,873,606)	302,816,929	246,581,758	264,177,131	164,763,295	123,078,626

Net equalization credits and charges (Note 2)	(160,389)	(675,969)	(7,993)	(33,765)	921,277	910,847	29,330	281,008	1,104,813	108,594

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,206,294)	(7,355,709)	(3,799,171)	(2,295,178)	(18,341,115)	(7,640,452)	(7,766,545)	(4,308,537)	(13,037,973)	(6,702,760)
Net realized gains	—	—	—	—	—	—	(51,230,827)	(10,507,256)	—	—

Total distributions to shareholders	(7,206,294)	(7,355,709)	(3,799,171)	(2,295,178)	(18,341,115)	(7,640,452)	(58,997,372)	(14,815,793)	(13,037,973)	(6,702,760)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,085,697,506	1,299,005,134	231,204,998	116,855,681	12,515,702,084	10,973,820,399	453,016,948	476,908,506	10,563,947,885	9,536,214,715
Cost of shares redeemed	(1,085,396,109)	(1,537,845,087)	(175,407,141)	(93,019,889)	(11,915,282,311)	(10,671,535,685)	(461,038,093)	(243,851,149)	(10,170,670,880)	(10,198,855,288)
Net income equalization (Note 2)	160,389	675,969	7,993	33,765	(921,277)	(910,847)	(29,330)	(281,008)	(1,104,813)	(108,594)

Net increase (decrease) in net assets from beneficial interest transactions	461,786	(238,163,984)	55,805,850	23,869,557	599,498,496	301,373,867	(8,050,475)	232,776,349	392,172,192	(662,749,167)

Voluntary contribution from Adviser	—	—	—	—	—	—	843,438	—	—	—

Net increase (decrease) in net assets during the year	(227,988,378)	(116,449,110)	(103,700,774)	89,558,432	(35,794,948)	597,461,191	180,406,679	482,418,695	545,002,327	(546,264,707)
Net assets at beginning of year	494,490,897	610,940,007	349,887,063	260,328,631	1,456,408,282	858,947,091	954,134,970	471,716,275	628,930,505	1,175,195,212

NET ASSETS END OF YEAR (1)	$266,502,519	$494,490,897	$246,186,289	$349,887,063	$1,420,613,334	$1,456,408,282	$1,134,541,649	$954,134,970	$1,173,932,832	$628,930,505

SHARES OF BENEFICIAL INTEREST:
Shares sold	32,950,000	32,950,000	7,750,000	2,600,000	221,600,000	158,150,000	4,000,000	5,400,000	112,850,000	114,050,000
Shares redeemed	(33,700,000)	(39,650,000)	(5,400,000)	(2,150,000)	(208,900,000)	(155,200,000)	(4,100,000)	(2,900,000)	(108,200,000)	(122,150,000)

Net increase (decrease)	(750,000)	(6,700,000)	2,350,000	450,000	12,700,000	2,950,000	(100,000)	2,500,000	4,650,000	(8,100,000)

(1) Including undistributed (distribution in excess of) net investment income	$326,905	$944,069	$—	$—	$—	$—	$—	$(17)	$—	$59,277

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Semiconductor ETF		SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR S&P 1500 Value Tilt ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$952,671	$549,629	$116,786	$126,831	$658,734	$130,632	$2,006,488	$438,383	$205,968	$145,413
Net realized gain (loss) on investments and foreign currency transactions	31,686,081	30,711,693	1,661,113	2,768,268	4,119,007	107,588	57,010,216	3,808,810	178,723	299,788
Net change in unrealized appreciation (depreciation) on investments	(10,560,136)	4,858,837	2,490,361	1,278,147	(6,392,412)	1,557,886	(53,803,224)	24,641,864	(48,175)	1,216,661

Net increase (decrease) in net assets resulting from operations	22,078,616	36,120,159	4,268,260	4,173,246	(1,614,671)	1,796,106	5,213,480	28,889,057	336,516	1,661,862

Net equalization credits and charges (Note 2)	44,746	51,463	(3,489)	10,541	23,860	34,413	(18,675)	30,464	12,321	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,002,214)	(594,130)	(114,253)	(106,302)	(660,370)	(152,425)	(2,016,825)	(477,711)	(214,155)	(145,393)
Net realized gains	—	—	(36,095)	(573,191)	—	—	(154,293)	—	(306,778)	(138,103)

Total distributions to shareholders	(1,002,214)	(594,130)	(150,348)	(679,493)	(660,370)	(152,425)	(2,171,118)	(477,711)	(520,933)	(283,496)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	456,851,603	545,974,897	20,456,742	26,234,384	100,658,643	19,269,642	401,672,627	163,678,000	4,277,186	—
Cost of shares redeemed	(423,672,217)	(466,848,173)	(4,436,586)	(13,278,070)	(52,143,961)	(2,614,424)	(261,184,926)	(13,635,100)	—	—
Net income equalization (Note 2)	(44,746)	(51,463)	3,489	(10,541)	(23,860)	(34,413)	18,675	(30,464)	(12,321)	—

Net increase (decrease) in net assets from beneficial interest transactions	33,134,640	79,075,261	16,023,645	12,945,773	48,490,822	16,620,805	140,506,376	150,012,436	4,264,865	—

Net increase in net assets during the year	54,255,788	114,652,753	20,138,068	16,450,067	46,239,641	18,298,899	143,530,063	178,454,246	4,092,769	1,378,366
Net assets at beginning of year	165,348,134	50,695,381	31,030,170	14,580,103	25,603,520	7,304,621	224,865,342	46,411,096	8,411,157	7,032,791

NET ASSETS END OF YEAR (1)	$219,603,922	$165,348,134	$51,168,238	$31,030,170	$71,843,161	$25,603,520	$368,395,405	$224,865,342	$12,503,926	$8,411,157

SHARES OF BENEFICIAL INTEREST:
Shares sold	5,850,000	8,850,000	200,000	300,000	1,700,000	350,000	3,950,000	1,900,000	50,000	—
Shares redeemed	(5,500,000)	(7,600,000)	(50,000)	(150,000)	(900,000)	(50,000)	(2,550,000)	(200,000)	—	—

Net increase (decrease)	350,000	1,250,000	150,000	150,000	800,000	300,000	1,400,000	1,700,000	50,000	—

(1) Including undistributed (distribution in excess of) net investment income	$—	$—	$—	$—	$—	$—	$—	$—	$—	$563

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR Russell 1000 Low Volatility ETF		SPDR Russell 2000 Low Volatility ETF		SPDR MSCI USA Quality Mix ETF	SPDR Wells Fargo Preferred Stock ETF
							For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	4/15/15*-	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/14	6/30/15	6/30/15	6/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$263,864	$159,881	$443,533	$244,188	$581,601	$271,723	$26,328	$15,208,557	$15,578,727
Net realized gain (loss) on investments	(549,379)	2,882,626	424,087	503,857	700,860	2,065,397	(3,460)	(2,113,512)	(9,500,316)
Net change in unrealized appreciation (depreciation) on investments	1,438,886	(527,350)	(450,027)	1,115,400	35,270	544,047	(141,709)	(19,989)	5,421,645

Net increase (decrease) in net assets resulting from operations	1,153,371	2,515,157	417,593	1,863,445	1,317,731	2,881,167	(118,841)	13,075,056	11,500,056

Net equalization credits and charges (Note 2)	(5,735)	(1,389)	26,149	—	(53,759)	29,933	—	59,710	(639,574)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(253,141)	(152,280)	(444,166)	(232,356)	(480,671)	(295,042)	(23,516)	(15,486,286)	(16,557,294)
Net realized gains	(55,344)	(58,194)	(734,842)	(109,117)	(77,435)	(110,233)	—	—	—

Total distributions to shareholders	(308,485)	(210,474)	(1,179,008)	(341,473)	(558,106)	(405,275)	(23,516)	(15,486,286)	(16,557,294)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,257,419	11,929,117	18,780,038	—	22,997,834	16,990,599	6,000,000	48,743,948	35,790,724
Cost of shares redeemed	—	(11,895,146)	—	—	(3,878,234)	(14,038,120)	—	(13,120,149)	(133,172,471)
Net income equalization (Note 2)	5,735	1,389	(26,149)	—	53,759	(29,933)	—	(59,710)	639,574

Net increase (decrease) in net assets from beneficial interest transactions	4,263,154	35,360	18,753,889	—	19,173,359	2,922,546	6,000,000	35,564,089	(96,742,173)

Net increase (decrease) in net assets during the year	5,102,305	2,338,654	18,018,623	1,521,972	19,879,225	5,428,371	5,857,643	33,212,569	(102,438,985)
Net assets at beginning of year	12,508,491	10,169,837	10,943,766	9,421,794	14,770,144	9,341,773	—	259,218,680	361,657,665

NET ASSETS END OF YEAR (1)	$17,610,796	$12,508,491	$28,962,389	$10,943,766	$34,649,369	$14,770,144	$5,857,643	$292,431,249	$259,218,680

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	150,000	250,000	—	300,000	250,000	100,000	1,100,000	850,000
Shares redeemed	—	(150,000)	—	—	(50,000)	(200,000)	—	(300,000)	(3,200,000)

Net increase (decrease)	50,000	—	250,000	—	250,000	50,000	100,000	800,000	(2,350,000)

(1) Including undistributed (distribution in excess of) net investment income	$8,952	$—	$—	$4,754	$109,522	$(1,708)	$2,812	$965,763	$792,970

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

																		SPDR S&P
																		500
	SPDR Russell 3000 ETF							SPDR Russell 1000 ETF							SPDR Russell 2000 ETF			Buyback ETF
																For the		For the
																Period		Period
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended	7/8/13*-		2/4/15*-
	6/30/15	6/30/14		6/30/13		6/30/12	6/30/11	6/30/15	6/30/14		6/30/13	6/30/12	6/30/11		6/30/15	6/30/14		6/30/15

Net asset value, beginning of period	$147.69	$120.30		$101.45		$99.24	$76.77	$92.46	$75.29		$63.75	$62.09	$48.17		$70.93	$60.00		$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	2.71	2.53		2.25		1.90	1.59	1.82	1.63		1.46	1.21	1.04		1.02	0.95		0.26
Net realized and unrealized gain (loss) (2)	8.56	27.38		18.83		1.89	22.46	4.82	17.17		11.56	1.62	13.92		3.36	10.77		—

Total from investment operations	11.27	29.91		21.08		3.79	24.05	6.64	18.80		13.02	2.83	14.96		4.38	11.72		0.26

Net equalization credits and charges (1)	(0.73)	(0.00	)(3)	(0.00	)(3)	0.21	(0.01)	0.09	(0.00	)(3)	(0.01)	0.00 (3)	(0.00	)(3)	0.13	0.06		0.07

Distributions to shareholders from:
Net investment income	(3.25)	(2.52)		(2.23)		(1.79)	(1.57)	(1.81)	(1.63)		(1.47)	(1.17)	(1.04)		(1.15)	(0.83)		(0.24)
Net realized gains	—	—		—		—	—	—	—		—	—	—		(0.30)	(0.02)		—

Total distributions	(3.25)	(2.52)		(2.23)		(1.79)	(1.57)	(1.81)	(1.63)		(1.47)	(1.17)	(1.04)		(1.45)	(0.85)		(0.24)

Net asset value, end of period	$154.98	$147.69		$120.30		$101.45	$99.24	$97.38	$92.46		$75.29	$63.75	$62.09		$73.99	$70.93		$50.09

Total return (4)	7.17%	25.02%		20.91%		4.16%	31.45%	7.31%	25.14%		20.56%	4.69%	31.17%		6.43%	19.69%		0.67%
Net assets, end of period (in 000’s)	$247,978	$612,924		$499,249		$426,109	$193,526	$73,036	$46,230		$37,646	$41,437	$37,253		$73,986	$53,198		$15,028
Ratio of expenses to average net assets	0.11%	0.10%		0.20%		0.20%	0.22%	0.11%	0.11%		0.20%	0.20%	0.22%		0.12%	0.12	%(5)	0.35	%(5)
Ratio of net investment income (loss) to average net assets	1.79%	1.87%		2.03%		1.97%	1.73%	1.89%	1.92%		2.11%	1.99%	1.80%		1.44%	1.42	%(5)	1.28	%(5)
Portfolio turnover rate (6)	3%	19%		1%		3%	2%	3%	8%		6%	4%	5%		17%	19%		18%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Growth ETF					SPDR S&P 500 Value ETF					SPDR Russell Small Cap Completeness ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$90.95	$72.83	$63.63	$60.18	$45.21	$97.95	$82.26	$67.63	$67.32	$54.02	$86.75	$76.01	$61.65	$64.26	$46.60

Income (loss) from investment operations:
Net investment income (loss) (1)	1.45	1.28	1.25	1.01	0.67	2.32	2.04	1.85	1.52	1.51	1.17	1.14	1.18	0.80	0.76
Net realized and unrealized gain (loss) (2)	7.48	18.08	9.19	3.45	14.96	1.93	15.67	14.66	0.32	13.19	3.85	18.59	14.85	(2.60)	17.65

Total from investment operations	8.93	19.36	10.44	4.46	15.63	4.25	17.71	16.51	1.84	14.70	5.02	19.73	16.03	(1.80)	18.41

Net equalization credits and charges (1)	0.04	0.05	(0.01)	0.01	0.00 (3)	0.05	(0.02)	0.03	(0.06)	0.11	0.04	(0.05)	0.00 (3)	0.00 (3)	0.01

Distributions to shareholders from:
Net investment income	(1.43)	(1.29)	(1.23)	(1.02)	(0.66)	(2.33)	(2.00)	(1.91)	(1.47)	(1.51)	(1.17)	(1.13)	(1.19)	(0.81)	(0.76)
Net realized gains	—	—	—	—	—	—	—	—	—	—	(3.63)	(7.81)	(0.48)	—	—

Total distributions	(1.43)	(1.29)	(1.23)	(1.02)	(0.66)	(2.33)	(2.00)	(1.91)	(1.47)	(1.51)	(4.80)	(8.94)	(1.67)	(0.81)	(0.76)

Net asset value, end of period	$98.49	$90.95	$72.83	$63.63	$60.18	$99.92	$97.95	$82.26	$67.63	$67.32	$87.01	$86.75	$76.01	$61.65	$64.26

Total return (4)	9.90%	26.78%	16.49%	7.54%	34.65%	4.40%	21.67%	24.70%	2.81%	27.58%	6.03%	26.70%	26.19%	(2.73)%	39.67%
Net assets, end of period (in 000’s)	$556,464	$427,451	$247,627	$219,541	$192,586	$229,890	$205,773	$156,368	$98,120	$171,718	$100,062	$78,077	$95,008	$70,893	$80,329
Ratio of expenses to average net assets	0.18%	0.20%	0.20%	0.20%	0.22%	0.18%	0.20%	0.20%	0.20%	0.22%	0.10%	0.11%	0.25%	0.25%	0.27%
Ratio of net investment income (loss) to average net assets	1.51%	1.54%	1.83%	1.69%	1.22%	2.31%	2.26%	2.45%	2.37%	2.36%	1.36%	1.37%	1.71%	1.34%	1.31%
Portfolio turnover rate (5)	22%	23%	26%	21%	46%	24%	23%	30%	25%	41%	17%	75%	29%	20%	23%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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395

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF					SPDR S&P 400 Mid Cap Value ETF					SPDR S&P 600 Small Cap ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$116.83	$95.79	$78.68	$82.38	$57.07	$86.27	$68.97	$55.54	$57.18	$44.81	$105.40	$86.83	$70.53	$70.54	$51.57

Income (loss) from investment operations:
Net investment income (loss) (1)	1.26	0.89	0.94	0.50	0.36	1.39	1.31	1.23	0.97	1.05	1.34	1.11	1.19	0.95	0.70
Net realized and unrealized gain (loss) (2)	9.05	21.02	17.14	(3.62)	25.31	1.48	17.19	13.39	(1.60)	12.42	5.46	20.68	16.31	(0.20)	19.03

Total from investment operations	10.31	21.91	18.08	(3.12)	25.67	2.87	18.50	14.62	(0.63)	13.47	6.80	21.79	17.50	0.75	19.73

Net equalization credits and charges (1)	0.03	0.02	0.04	(0.01)	(0.01)	(0.04)	0.04	0.07	(0.03)	(0.03)	(0.03)	0.00 (3)	0.01	0.14	(0.01)

Distributions to shareholders from:
Net investment income	(1.27)	(0.89)	(1.01)	(0.57)	(0.35)	(1.38)	(1.23)	(1.26)	(0.98)	(1.07)	(1.39)	(1.09)	(1.21)	(0.90)	(0.71)
Net realized gains	(0.85)	—	—	—	—	(2.03)	(0.01)	—	—	—	(2.53)	(2.13)	—	—	(0.04)

Total distributions	(2.12)	(0.89)	(1.01)	(0.57)	(0.35)	(3.41)	(1.24)	(1.26)	(0.98)	(1.07)	(3.92)	(3.22)	(1.21)	(0.90)	(0.75)

Net asset value, end of period	$125.05	$116.83	$95.79	$78.68	$82.38	$85.69	$86.27	$68.97	$55.54	$57.18	$108.25	$105.40	$86.83	$70.53	$70.54

Total return (4)	8.92%	22.94%	22.96%	(3.66)%	45.01%	3.31%	27.04%	26.42%	(0.82)%	30.15%	6.55%	25.23%	24.98%	1.35%	38.37%
Net assets, end of period (in 000’s)	$243,839	$175,250	$91,003	$62,947	$74,140	$124,247	$112,157	$48,282	$22,215	$22,871	$411,346	$426,877	$316,922	$183,382	$77,593
Ratio of expenses to average net assets	0.21%	0.25%	0.25%	0.25%	0.28%	0.21%	0.25%	0.25%	0.25%	0.28%	0.18%	0.20%	0.20%	0.20%	0.24%
Ratio of net investment income (loss) to average net assets	1.04%	0.82%	1.07%	0.65%	0.50%	1.62%	1.67%	1.94%	1.81%	2.00%	1.28%	1.12%	1.52%	1.40%	1.11%
Portfolio turnover rate (5)	53%	43%	43%	33%	88%	44%	36%	33%	28%	82%	16%	18%	11%	13%	82%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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397

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF						SPDR S&P 600 Small Cap Value ETF					SPDR Global Dow ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11		6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$181.62	$145.80	$121.07	$120.92	$82.62		$110.22	$89.75	$71.24	$71.29	$55.88	$72.15	$58.79	$51.21	$59.50	$48.39

Income (loss) from investment operations:
Net investment income (loss) (1)	1.91	1.24	1.57	0.97	0.61		1.62	1.47	1.37	1.09	1.03	1.65	1.77	1.41	1.29	1.54
Net realized and unrealized gain (loss) (2)	14.55	35.70	24.73	0.28	38.10		2.15	20.92	18.57	0.01	15.55	(2.55)	13.34	7.67	(8.35)	10.91

Total from investment operations	16.46	36.94	26.30	1.25	38.71		3.77	22.39	19.94	1.10	16.58	(0.90)	15.11	9.08	(7.06)	12.45

Net equalization credits and charges (1)	0.09	0.05	0.05	(0.02)	(0.00	)(3)	0.05	0.04	(0.02)	(0.04)	(0.07)	(0.01)	0.02	(0.06)	(0.04)	0.07

Distributions to shareholders from:
Net investment income	(1.87)	(1.10)	(1.62)	(1.08)	(0.57)		(1.68)	(1.41)	(1.41)	(1.11)	(1.10)	(1.57)	(1.77)	(1.44)	(1.19)	(1.41)
Net realized gains	(6.46)	(0.07)	—	—	—		(6.29)	(0.55)	—	—	—	—	—	—	—	—

Total distributions	(8.33)	(1.17)	(1.62)	(1.08)	(0.57)		(7.97)	(1.96)	(1.41)	(1.11)	(1.10)	(1.57)	(1.77)	(1.44)	(1.19)	(1.41)

Voluntary contribution from Adviser	—	—	—	—	0.16		—	—	—	—	—	—	—	—	—	—

Net asset value, end of period	$189.84	$181.62	$145.80	$121.07	$120.92		$106.07	$110.22	$89.75	$71.24	$71.29	$69.67	$72.15	$58.79	$51.21	$59.50

Total return (4)	9.40%	25.40%	21.89%	1.07%	47.08	%(5)	3.50%	25.09%	28.17%	1.61%	29.68%	(1.25)%	25.86%	17.68%	(11.90)%	25.99%
Net assets, end of period (in 000’s)	$560,024	$399,562	$226,000	$151,354	$187,432		$392,578	$308,732	$170,652	$121,201	$124,849	$108,027	$115,474	$88,220	$92,203	$148,786
Ratio of expenses to average net assets	0.20%	0.25%	0.25%	0.25%	0.27%		0.21%	0.25%	0.25%	0.25%	0.27%	0.50%	0.51%	0.50%	0.50%	0.52%
Ratio of net investment income (loss) to average net assets	1.06%	0.73%	1.19%	0.85%	0.58%		1.52%	1.43%	1.72%	1.60%	1.56%	2.33%	2.63%	2.50%	2.44%	2.66%
Portfolio turnover rate (6)	49%	54%	45%	37%	102%		42%	41%	39%	34%	88%	13%	10%	13%	11%	108%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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399

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF					SPDR S&P Bank ETF						SPDR S&P Capital Markets ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14		6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$82.99	$75.91	$72.90	$66.59	$51.05	$33.41	$28.67		$22.05	$24.00	$22.90	$49.21	$39.95	$31.02	$35.45	$31.10

Income (loss) from investment operations:
Net investment income (loss) (1)	2.28	2.03	1.85	1.71	1.47	0.55	0.49		0.52	0.41	0.23	0.94	0.95	1.16	0.73	0.73
Net realized and unrealized gain (loss) (2)	1.91	7.56	3.44	6.67	15.98	2.86	4.71		6.62	(1.92)	1.08	1.48	9.13	9.04	(4.09)	4.36

Total from investment operations	4.19	9.59	5.29	8.38	17.45	3.41	5.20		7.14	(1.51)	1.31	2.42	10.08	10.20	(3.36)	5.09

Net equalization credits and charges (1)	0.01	0.01	0.01	0.03	0.02	0.01	(0.00	)(3)	0.02	(0.02)	(0.01)	(0.01)	0.02	0.09	(0.09)	(0.07)

Distributions to shareholders from:
Net investment income	(2.81)	(2.52)	(2.29)	(2.10)	(1.93)	(0.56)	(0.46)		(0.54)	(0.42)	(0.20)	(0.93)	(0.84)	(1.36)	(0.98)	(0.67)

Total distributions	(2.81)	(2.52)	(2.29)	(2.10)	(1.93)	(0.56)	(0.46)		(0.54)	(0.42)	(0.20)	(0.93)	(0.84)	(1.36)	(0.98)	(0.67)

Net asset value, end of period	$84.38	$82.99	$75.91	$72.90	$66.59	$36.27	$33.41		$28.67	$22.05	$24.00	$50.69	$49.21	$39.95	$31.02	$35.45

Total return (4)	4.97%	13.02%	7.36%	13.05%	34.55%	10.36%	18.21%		32.76%	(6.22)%	5.63%	4.92%	25.39%	33.67%	(9.53)%	16.04%
Net assets, end of period (in 000’s)	$2,863,030	$2,579,540	$2,180,930	$1,959,752	$1,557,086	$3,023,444	$2,492,584		$2,289,295	$1,450,630	$1,684,658	$177,409	$199,312	$67,907	$23,263	$69,127
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.26%	0.35%	0.35%		0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.36%	0.38%
Ratio of net investment income (loss) to average net assets	2.55%	2.66%	2.45%	2.60%	2.40%	1.67%	1.54%		2.08%	1.92%	0.92%	1.92%	2.03%	3.11%	2.40%	2.00%
Portfolio turnover rate (5)	5%	6%	7%	7%	10%	18%	29%		28%	55%	16%	28%	33%	56%	64%	14%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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401

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF					SPDR S&P Regional Banking ETF					SPDR Morgan Stanley Technology ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$64.15	$54.03	$40.74	$41.73	$35.26	$40.32	$33.85	$27.34	$25.45	$23.05	$95.44	$74.18	$64.09	$65.43	$51.32

Income (loss) from investment operations:
Net investment income (loss) (1)	1.21	0.97	0.98	0.69	0.67	0.71	0.61	0.60	0.45	0.37	0.95	0.95	0.75	0.50	0.36
Net realized and unrealized gain (loss) (2)	3.83	10.09	13.31	(0.98)	6.49	3.79	6.45	6.49	1.90	2.42	4.96	21.28	10.10	(1.30)	14.15

Total from investment operations	5.04	11.06	14.29	(0.29)	7.16	4.50	7.06	7.09	2.35	2.79	5.91	22.23	10.85	(0.80)	14.51

Net equalization credits and charges (1)	0.08	(0.01)	0.06	(0.05)	0.03	0.04	0.01	0.01	0.02	(0.02)	0.06	(0.01)	(0.01)	(0.01)	(0.01)

Distributions to shareholders from:
Net investment income	(1.18)	(0.93)	(1.06)	(0.65)	(0.72)	(0.70)	(0.60)	(0.59)	(0.48)	(0.37)	(0.90)	(0.96)	(0.75)	(0.53)	(0.39)

Total distributions	(1.18)	(0.93)	(1.06)	(0.65)	(0.72)	(0.70)	(0.60)	(0.59)	(0.48)	(0.37)	(0.90)	(0.96)	(0.75)	(0.53)	(0.39)

Net asset value, end of period	$68.09	$64.15	$54.03	$40.74	$41.73	$44.16	$40.32	$33.85	$27.34	$25.45	$100.51	$95.44	$74.18	$64.09	$65.43

Total return (3)	8.05%	20.52%	35.60%	(0.65)%	20.35%	11.40%	20.94%	26.20%	9.59%	12.00%	6.27%	30.05%	16.93%	(1.21)%	28.27%
Net assets, end of period (in 000’s)	$377,924	$272,622	$318,774	$93,698	$214,897	$2,755,536	$2,576,688	$1,770,490	$1,167,653	$558,689	$412,108	$224,296	$178,029	$166,653	$206,119
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.37%	0.35%	0.35%	0.35%	0.35%	0.36%	0.42%	0.50%	0.50%	0.50%	0.53%
Ratio of net investment income (loss) to average net assets	1.84%	1.62%	2.04%	1.82%	1.62%	1.76%	1.59%	2.04%	1.77%	1.50%	0.94%	1.09%	1.08%	0.79%	0.57%
Portfolio turnover rate (4)	17%	16%	30%	62%	9%	27%	28%	29%	44%	13%	9%	24%	27%	21%	10%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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403

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period*

	SPDR S&P Dividend ETF					SPDR S&P Aerospace & Defense ETF					SPDR S&P Biotech ETF
									For the
									Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	9/28/11*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12		6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$76.57	$66.41	$55.66	$54.06	$45.13	$99.62	$76.72	$58.92	$50.00		$153.98	$104.92	$88.48	$73.03	$51.82

Income (loss) from investment operations:
Net investment income (loss) (1)	1.88	1.69	1.79	1.80	1.73	1.02	1.75	1.14	0.52		1.57	1.12	0.29	(0.11)	(0.20)
Net realized and unrealized gain (loss) (2)	1.59	11.42	10.78	1.53	8.80	14.40	23.54	18.08	8.90		98.51	48.94	16.45	15.48	21.42

Total from investment operations	3.47	13.11	12.57	3.33	10.53	15.42	25.29	19.22	9.42		100.08	50.06	16.74	15.37	21.22

Net equalization credits and charges (1)	0.00 (3)	(0.02)	0.01	0.06	0.14	0.13	0.07	0.01	(0.00	)(3)	0.02	0.07	(0.01)	0.08	(0.01)

Distributions to shareholders from:
Net investment income	(1.86)	(1.70)	(1.83)	(1.79)	(1.74)	(0.94)	(1.57)	(1.09)	(0.50)		(1.74)	(1.07)	(0.29)	—	—
Net realized gains	(1.95)	(1.23)	—	—	—	—	(0.89)	(0.34)	—		—	—	—	—	—

Total distributions	(3.81)	(2.93)	(1.83)	(1.79)	(1.74)	(0.94)	(2.46)	(1.43)	(0.50)		(1.74)	(1.07)	(0.29)	—	—

Net asset value, end of period	$76.23	$76.57	$66.41	$55.66	$54.06	$114.23	$99.62	$76.72	$58.92		$252.34	$153.98	$104.92	$88.48	$73.03

Total return (4)	4.45%	20.00%	22.87%	6.46%	23.82%	15.63%	33.22%	33.01%	18.86%		65.37%	48.59%	18.35%	21.15%	40.92%
Net assets, end of period (in 000’s)	$12,925,516	$12,806,768	$11,936,789	$9,123,307	$5,982,242	$159,928	$49,808	$15,345	$14,731		$2,750,480	$1,108,657	$849,853	$641,452	$642,639
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.37%
Ratio of net investment income (loss) to average net assets	2.41%	2.35%	2.92%	3.34%	3.31%	0.93%	1.81%	1.75%	1.18	%(5)	0.81%	0.84%	0.31%	(0.15)%	(0.31)%
Portfolio turnover rate (6)	28%	33%	44%	94%	52%	42%	33%	34%	23%		78%	86%	61%	61%	74%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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405

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF									SPDR S&P Health Care Services ETF					SPDR S&P Homebuilders ETF
								For the					For the
								Period					Period
	Year Ended	Year Ended		Year Ended		Year Ended		1/26/11*-		Year Ended	Year Ended	Year Ended	9/28/11*-		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14		6/30/13		6/30/12		6/30/11		6/30/15	6/30/14	6/30/13	6/30/12		6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$78.80	$63.36		$57.30		$55.10		$50.37		$100.01	$80.96	$62.01	$50.00		$32.75	$29.45	$21.36	$18.05	$14.32

Income (loss) from investment operations:
Net investment income (loss) (1)	0.27	0.29		0.23		0.10		0.03		0.23	0.27	0.54	0.19		0.18	0.14	0.16	0.24	0.13
Net realized and unrealized gain (loss) (2)	16.55	15.37		6.93		2.35		4.72		32.15	19.26	21.02	11.99		3.86	3.30	8.08	3.29	3.93

Total from investment operations	16.82	15.66		7.16		2.45		4.75		32.38	19.53	21.56	12.18		4.04	3.44	8.24	3.53	4.06

Net equalization credits and charges (1)	0.01	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	0.00	(3)	(0.04)	(0.02)	0.05	0.00	(3)	(0.01)	(0.01)	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.27)	(0.22)		(0.22)		(0.09)		(0.02)		(0.20)	(0.23)	(0.63)	(0.17)		(0.18)	(0.13)	(0.16)	(0.23)	(0.34)
Net realized gains	(1.31)	—		(0.88)		(0.16)		—		(1.06)	(0.23)	(2.03)	—		—	—	—	—	—

Total distributions	(1.58)	(0.22)		(1.10)		(0.25)		(0.02)		(1.26)	(0.46)	(2.66)	(0.17)		(0.18)	(0.13)	(0.16)	(0.23)	(0.34)

Net asset value, end of period	$94.05	$78.80		$63.36		$57.30		$55.10		$131.09	$100.01	$80.96	$62.01		$36.60	$32.75	$29.45	$21.36	$18.05

Total return (4)	21.52%	24.74%		12.70%		4.51%		9.43%		32.52%	24.16%	35.66%	24.35%		12.37%	11.64%	38.64%	19.85%	28.59%
Net assets, end of period (in 000’s)	$47,027	$31,522		$19,009		$22,919		$19,284		$196,629	$80,011	$44,526	$9,301		$1,757,020	$1,897,730	$2,475,307	$1,321,402	$774,381
Ratio of expenses to average net assets	0.35%	0.35%		0.35%		0.35%		0.35	%(5)	0.35%	0.35%	0.35%	0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.37%
Ratio of net investment income (loss) to average net assets	0.31%	0.39%		0.39%		0.20%		0.12	%(5)	0.21%	0.30%	0.75%	0.42	%(5)	0.53%	0.44%	0.59%	1.30%	0.78%
Portfolio turnover rate (6)	40%	46%		34%		42%		21%		37%	33%	48%	25%		25%	31%	36%	46%	38%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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407

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF					SPDR S&P Oil & Gas Equipment & Services ETF								SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15		6/30/14		6/30/13		6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$42.26	$33.20	$41.49	$69.40	$45.67	$49.28		$39.15		$30.74		$41.48	$25.04	$82.28	$58.23	$50.40	$58.77	$39.02

Income (loss) from investment operations:
Net investment income (loss) (1)	0.50	0.56	0.61	0.55	0.40	0.51		0.34		0.28		0.14	0.28	0.71	0.59	0.79	0.44	0.48
Net realized and unrealized gain (loss) (2)	(17.82)	9.07	(8.29)	(27.86)	23.76	(23.24)		10.13		8.41		(10.73)	16.44	(35.58)	23.89	7.79	(8.37)	19.76

Total from investment operations	(17.32)	9.63	(7.68)	(27.31)	24.16	(22.73)		10.47		8.69		(10.59)	16.72	(34.87)	24.48	8.58	(7.93)	20.24

Net equalization credits and charges (1)	(0.01)	(0.04)	0.01	(0.03)	(0.01)	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	0.00 (3)	0.02	0.04	0.07	0.05	0.01	(0.01)

Distributions to shareholders from:
Net investment income	(0.59)	(0.53)	(0.62)	(0.57)	(0.42)	(0.50)		(0.34)		(0.28)		(0.15)	(0.30)	(0.72)	(0.50)	(0.80)	(0.45)	(0.48)

Total distributions	(0.59)	(0.53)	(0.62)	(0.57)	(0.42)	(0.50)		(0.34)		(0.28)		(0.15)	(0.30)	(0.72)	(0.50)	(0.80)	(0.45)	(0.48)

Net asset value, end of period	$24.34	$42.26	$33.20	$41.49	$69.40	$26.05		$49.28		$39.15		$30.74	$41.48	$46.73	$82.28	$58.23	$50.40	$58.77

Total return (4)	(41.32)%	28.96%	(18.75)%	(39.46)%	52.93%	(46.22)%		26.84%		28.34%		(25.56)%	67.00%	(42.42)%	42.27%	17.18%	(13.49)%	51.84%
Net assets, end of period (in 000’s)	$266,503	$494,491	$610,940	$769,680	$1,131,189	$246,186		$349,887		$260,329		$248,972	$489,450	$1,420,613	$1,456,408	$858,947	$866,842	$593,571
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.36%	0.35%		0.35%		0.35%		0.35%	0.37%	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets	1.55%	1.41%	1.45%	1.06%	0.63%	1.56%		0.77%		0.77%		0.39%	0.77%	1.29%	0.85%	1.42%	0.82%	0.92%
Portfolio turnover rate (5)	38%	35%	36%	32%	68%	36%		26%		31%		30%	96%	44%	46%	40%	42%	87%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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409

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF							SPDR S&P Retail ETF					SPDR S&P Semiconductor ETF
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15		6/30/14	6/30/13	6/30/12	6/30/11		6/30/15	6/30/14	6/30/13	6/30/12	6/30/11	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$103.71		$70.40	$59.34	$50.89	$38.66		$86.75	$76.56	$59.03	$53.48	$35.65	$75.16	$53.36	$44.65	$56.02	$41.86

Income (loss) from investment operations:
Net investment income (loss) (1)	0.82		0.53	1.17	0.45	0.44		1.08	0.55	1.02	0.60	0.46	0.42	0.35	0.37	0.43	0.21
Net realized and unrealized gain (loss) (2)	26.16		34.56	11.02	8.53	12.40		11.70	10.25	17.60	5.50	17.69	10.94	21.76	8.72	(11.41)	14.30

Total from investment operations	26.98		35.09	12.19	8.98	12.84		12.78	10.80	18.62	6.10	18.15	11.36	22.11	9.09	(10.98)	14.51

Net equalization credits and charges (1)	0.00	(3)	0.04	(0.01)	0.03	(0.00	)(3)	0.10	0.01	(0.03)	0.03	0.14	0.02	0.03	(0.03)	(0.02)	(0.02)

Other capital	—		—	—	—	—		—	—	—	—	—	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.83)		(0.54)	(1.12)	(0.48)	(0.41)		(0.98)	(0.62)	(1.06)	(0.58)	(0.46)	(0.42)	(0.34)	(0.35)	(0.37)	(0.33)
Net realized gains	(5.28)		(1.28)	—	(0.08)	(0.20)		—	—	—	—	—	—	—	—	—	—

Total distributions	(6.11)		(1.82)	(1.12)	(0.56)	(0.61)		(0.98)	(0.62)	(1.06)	(0.58)	(0.46)	(0.42)	(0.34)	(0.35)	(0.37)	(0.33)

Voluntary contribution from Adviser	0.09		—	—	—	—		—	—	—	—	—	—	—	—	—	—

Net asset value, end of period	$124.67		$103.71	$70.40	$59.34	$50.89		$98.65	$86.75	$76.56	$59.03	$53.48	$86.12	$75.16	$53.36	$44.65	$56.02

Total return (4)	26.97	%(5)	50.33%	20.81%	17.86%	33.35%		14.87%	14.13%	31.78%	11.56%	51.46%	15.18%	41.59%	20.40%	(19.65)%	34.66%
Net assets, end of period (in 000’s)	$1,134,542		$954,135	$471,716	$471,793	$244,298		$1,173,933	$628,931	$1,175,195	$720,212	$548,165	$219,604	$165,348	$50,695	$37,952	$114,841
Ratio of expenses to average net assets	0.35%		0.35%	0.35%	0.35%	0.36%		0.35%	0.35%	0.35%	0.35%	0.36%	0.35%	0.35%	0.35%	0.35%	0.37%
Ratio of net investment income (loss) to average net assets	0.72%		0.60%	1.92%	0.86%	0.96%		1.15%	0.67%	1.53%	1.10%	1.01%	0.53%	0.55%	0.77%	0.89%	0.40%
Portfolio turnover rate (6)	65%		68%	44%	31%	50%		45%	40%	29%	39%	69%	42%	30%	38%	36%	88%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the year ended 6/30/15, the total return would have been 26.88%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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411

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF					SPDR S&P Telecom ETF						SPDR S&P Transportation ETF
				For the						For the							For the
				Period						Period							Period
	Year Ended	Year Ended	Year Ended	9/28/11*-		Year Ended	Year Ended	Year Ended	Year Ended	1/26/11*-		Year Ended		Year Ended	Year Ended	Year Ended	1/26/11*-
	6/30/15	6/30/14	6/30/13	6/30/12		6/30/15	6/30/14	6/30/13	6/30/12	6/30/11		6/30/15		6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$88.66	$72.90	$61.48	$50.00		$56.90	$48.70	$41.14	$51.59	$51.00		$93.69		$66.30	$49.56	$53.08	$50.88

Income (loss) from investment operations:
Net investment income (loss) (1)	0.35	0.39	0.77	0.16		0.79	0.56	1.08	0.44	0.15		0.46		0.40	0.41	0.23	0.09
Net realized and unrealized gain (loss) (2)	13.80	17.32	12.94	11.47		0.43	8.01	7.86	(10.42)	0.45		3.27		27.34	16.79	(3.51)	2.18

Total from investment operations	14.15	17.71	13.71	11.63		1.22	8.57	8.94	(9.98)	0.60		3.73		27.74	17.20	(3.28)	2.27

Net equalization credits and charges (1)	(0.01)	0.03	(0.07)	(0.01)		0.03	0.15	(0.16)	(0.07)	0.13		(0.00	)(3)	0.03	0.02	(0.01)	0.03

Distributions to shareholders from:
Net investment income	(0.34)	(0.34)	(0.75)	(0.14)		(0.68)	(0.52)	(1.22)	(0.40)	(0.14)		(0.44)		(0.38)	(0.48)	(0.23)	(0.08)
Net realized gains	(0.12)	(1.64)	(1.47)	—		—	—	—	—	—		(0.03)		—	—	—	—

Return of capital	—	—	—	—		—	—	—	—	—		—		—	—	—	(0.02)

Total distributions	(0.46)	(1.98)	(2.22)	(0.14)		(0.68)	(0.52)	(1.22)	(0.40)	(0.14)		(0.47)		(0.38)	(0.48)	(0.23)	(0.10)

Net asset value, end of period	$102.34	$88.66	$72.90	$61.48		$57.47	$56.90	$48.70	$41.14	$51.59		$96.95		$93.69	$66.30	$49.56	$53.08

Total return (4)	16.00%	24.31%	22.66%	23.25%		2.21%	17.92%	21.47%	(19.47)%	1.43%		3.94%		41.97%	34.87%	(6.14)%	4.52%
Net assets, end of period (in 000’s)	$51,168	$31,030	$14,580	$18,445		$71,843	$25,604	$7,305	$4,114	$10,318		$368,395		$224,865	$46,411	$12,391	$15,923
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.35	%(5)	0.35%		0.35%	0.35%	0.35%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	0.37%	0.46%	1.18%	0.35	%(5)	1.34%	1.03%	2.38%	1.01%	0.67	%(5)	0.45%		0.49%	0.68%	0.50%	0.41	%(5)
Portfolio turnover rate (6)	36%	41%	37%	32%		47%	46%	42%	50%	64%		26%		33%	36%	25%	19%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

412

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413

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS*
Selected data for a share outstanding throughout each period

																	SPDR MSCI USA
	SPDR S&P 1500 Value Tilt ETF				SPDR S&P 1500 Momentum Tilt ETF				SPDR Russell 1000 Low Volatility ETF				SPDR Russell 2000 Low Volatility ETF				Quality Mix ETF
			For the				For the				For the				For the		For the
			Period				Period				Period				Period		Period
	Year Ended	Year Ended	10/24/12*-		Year Ended	Year Ended	10/24/12*-		Year Ended	Year Ended	2/20/13*-		Year Ended	Year Ended	2/20/13*-		4/15/15*-
	6/30/15	6/30/14	6/30/13		6/30/15	6/30/14	6/30/13		6/30/15	6/30/14	6/30/13		6/30/15	6/30/14	6/30/13		6/30/15

Net asset value, beginning of period	$84.11	$70.33	$60.00		$83.39	$67.80	$60.00		$72.96	$62.81	$60.00		$73.85	$62.28	$60.00		$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.74	1.45	0.95		1.39	1.06	0.79		1.79	1.63	0.55		1.97	1.84	0.72		0.26
Net realized and unrealized gain (loss) (2)	2.19	15.16	10.31		4.85	15.94	7.75		2.93	10.80	2.67		3.40	12.33	2.07		(1.44)

Total from investment operations	3.93	16.61	11.26		6.24	17.00	8.54		4.72	12.43	3.22		5.37	14.17	2.79		(1.18)

Net equalization credits and charges (1)	0.10	—	—		(0.03)	(0.01)	0.06		0.11	—	0.11		(0.18)	0.20	0.06		—

Distributions to shareholders from:
Net investment income	(1.71)	(1.45)	(0.93)		(1.27)	(1.00)	(0.80)		(1.71)	(1.55)	(0.52)		(1.65)	(1.90)	(0.57)		(0.24)
Net realized gains	(3.07)	(1.38)	—		(0.28)	(0.40)	—		(3.67)	(0.73)	—		(0.39)	(0.90)	—		—

Total distributions	(4.78)	(2.83)	(0.93)		(1.55)	(1.40)	(0.80)		(5.38)	(2.28)	(0.52)		(2.04)	(2.80)	(0.57)		(0.24)

Net asset value, end of period	$83.36	$84.11	$70.33		$88.05	$83.39	$67.80		$72.41	$72.96	$62.81		$77.00	$73.85	$62.28		$58.58

Total return (4)	4.76%	23.91%	18.85%		7.47%	25.21%	14.39%		6.50%	20.06%	5.55%		7.06%	23.32%	4.74%		(1.98)%
Net assets, end of period (in 000’s)	$12,504	$8,411	$7,033		$17,611	$12,508	$10,170		$28,962	$10,944	$9,422		$34,649	$14,770	$9,342		$5,858
Ratio of expenses to average net assets	0.24%	0.35%	0.35	%(5)	0.25%	0.35%	0.35	%(5)	0.15%	0.20%	0.20	%(5)	0.18%	0.25%	0.25	%(5)	0.15	%(5)
Ratio of net investment income (loss) to average net assets	2.06%	1.87%	2.12	%(5)	1.61%	1.38%	1.78	%(5)	2.41%	2.40%	2.46	%(5)	2.59%	2.65%	3.24	%(5)	2.11	%(5)
Portfolio turnover rate (6)	12%	12%	12%		70%	55%	36%		75%	59%	31%		38%	54%	29%		10%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

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415

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo Preferred Stock ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/15	6/30/14	6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$43.57	$43.57	$45.21	$45.62	$42.15

Income (loss) from investment operations:
Net investment income (loss) (1)	2.42	2.55	2.86	3.09	2.98
Net realized and unrealized gain (loss) (2)	(0.23)	0.39	(1.72)	(0.84)	3.32

Total from investment operations	2.19	2.94	1.14	2.25	6.30

Net equalization credits and charges (1)	0.01	(0.10)	0.06	0.18	0.22

Distributions to shareholders from:
Net investment income	(2.45)	(2.84)	(2.84)	(2.84)	(3.05)

Total distributions	(2.45)	(2.84)	(2.84)	(2.84)	(3.05)

Net asset value, end of period	$43.32	$43.57	$43.57	$45.21	$45.62

Total return (3)	5.11%	7.07%	2.70%	5.70%	15.64%
Net assets, end of period (in 000’s)	$292,431	$259,219	$361,658	$253,174	$118,609
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.46%
Ratio of net investment income (loss) to average net assets	5.48%	6.08%	6.27%	6.99%	6.57%
Portfolio turnover rate (4)	48%	23%	67%	69%	26%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Broker commission charges are not included in this calculation.
(4)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

416

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2015

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on June 12, 1998.

As of June 30, 2015, the Trust offered seventy-one (71) portfolios, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following forty (40) Funds:

SPDR Russell 3000 ETF
SPDR Russell 1000 ETF
SPDR Russell 2000 ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 500 Growth ETF
SPDR S&P 500 Value ETF
SPDR Russell Small Cap Completeness ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR Global Dow ETF
SPDR Dow Jones REIT ETF
SPDR S&P Bank ETF
SPDR S&P Capital Markets ETF
SPDR S&P Insurance ETF
SPDR S&P Regional Banking ETF
SPDR Morgan Stanley Technology ETF
SPDR S&P Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Biotech ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Homebuilders ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR Russell 1000 Low Vol ETF
SPDR Russell 2000 Low Vol ETF
SPDR MSCI USA Quality Mix ETF
SPDR Wells Fargo Preferred Stock ETF

The SPDR S&P 500 Buyback ETF and SPDR MSCI USA Quality Mix ETF commenced operations on February 4, 2015 and April 15, 2015, respectively.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

417

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date pursuant to valuation policy and procedures approved by the Board. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value in pursuant to valuation policies and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of the Funds’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield

418

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The aggregate value of investments by input level as of June 30, 2015, is included at the end of each Fund’s Schedule of Investments. The Funds had no transfers between levels for period ended June 30, 2015.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of June 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
SPDR Series Trust	Prices	Inputs		Inputs	Total

SPDR Russell 3000 ETF	$260,031,605	$5,254	*	$—	$260,036,859
SPDR Russell 1000 ETF	79,482,817	—		—	79,482,817
SPDR Russell 2000 ETF	91,958,771	8,449	*	—	91,967,220
SPDR S&P 500 Buyback ETF	15,013,403	—		—	15,013,403
SPDR S&P 500 Growth ETF	567,682,368	—		—	567,682,368
SPDR S&P 500 Value ETF	236,463,793	—		—	236,463,793
SPDR Russell Small Cap Completeness ETF	112,754,894	4,192	*	—	112,759,086
SPDR S&P 400 Mid Cap Growth ETF	260,246,707	—		—	260,246,707
SPDR S&P 400 Mid Cap Value ETF	138,399,344	—		—	138,399,344
SPDR S&P 600 Small Cap ETF	472,454,626	—		—	472,454,626
SPDR S&P 600 Small Cap Growth ETF	642,657,847	—		—	642,657,847
SPDR S&P 600 Small Cap Value ETF	442,293,796	—		—	442,293,796
SPDR Global Dow ETF	115,055,090	—		—	115,055,090
SPDR Dow Jones REIT ETF	2,956,004,247	—		—	2,956,004,247
SPDR S&P Bank ETF	3,311,038,085	—		—	3,311,038,085
SPDR S&P Capital Markets ETF	190,486,042	—		—	190,486,042
SPDR S&P Insurance ETF	392,088,762	—		—	392,088,762
SPDR S&P Regional Banking ETF	2,920,764,927	—		—	2,920,764,927
SPDR Morgan Stanley Technology ETF	441,061,133	—		—	441,061,133
SPDR S&P Dividend ETF	13,515,502,662	—		—	13,515,502,662
SPDR S&P Aerospace & Defense ETF	185,241,159	—		—	185,241,159
SPDR S&P Biotech ETF	3,327,690,681	—		—	3,327,690,681
SPDR S&P Health Care Equipment ETF	55,380,141	—		—	55,380,141
SPDR S&P Health Care Services ETF	217,018,090	—		—	217,018,090
SPDR S&P Homebuilders ETF	1,885,349,872	—		—	1,885,349,872
SPDR S&P Metals & Mining ETF	339,986,465	—		—	339,986,465
SPDR S&P Oil & Gas Equipment & Services ETF	304,058,223	—		—	304,058,223
SPDR S&P Oil & Gas Exploration & Production ETF	1,609,840,710	—	*	—	1,609,840,710

419

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR S&P Pharmaceuticals ETF	$1,323,892,831	$—	$—	$1,323,892,831
SPDR S&P Retail ETF	1,248,561,894	—	—	1,248,561,894
SPDR S&P Semiconductor ETF	232,244,117	—	—	232,244,117
SPDR S&P Software & Services ETF	62,323,393	—	—	62,323,393
SPDR S&P Telecom ETF	85,106,588	—	—	85,106,588
SPDR S&P Transportation ETF	384,046,437	—	—	384,046,437
SPDR S&P 1500 Value Tilt ETF	15,369,015	—	—	15,369,015
SPDR S&P 1500 Momentum Tilt ETF	21,771,957	—	—	21,771,957
SPDR Russell 1000 Low Volatility ETF	34,015,995	—	—	34,015,995
SPDR Russell 2000 Low Volatility ETF	42,097,171	—	—	42,097,171
SPDR MSCI USA Quality Mix ETF	5,849,552	—	—	5,849,552
SPDR Wells Fargo Preferred Stock ETF	332,088,048	—	—	332,088,048

*	Fund held Level 2 securities that were valued at $0 at June 30, 2015.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income, if any, is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policies and procedures at period end. Purchases and sales of securities,

420

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Funds do not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2015 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the year ended June 30, 2015, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell 3000 ETF	$166,130,337
SPDR Russell 1000 ETF	3,062
SPDR Russell 2000 ETF	3,577,833
SPDR S&P 500 Buyback ETF	—
SPDR S&P 500 Growth ETF	55,285,375
SPDR S&P 500 Value ETF	14,232,802
SPDR Russell Small Cap Completeness ETF	2,872
SPDR S&P 400 Mid Cap Growth ETF	444
SPDR S&P 400 Mid Cap Value ETF	4,703,797
SPDR S&P 600 Small Cap ETF	28,433,288
SPDR S&P 600 Small Cap Growth ETF	—
SPDR S&P 600 Small Cap Value ETF	2,561,414
SPDR Global Dow ETF	2,135,835
SPDR Dow Jones REIT ETF	79,897,155
SPDR S&P Bank ETF	(75,063)
SPDR S&P Capital Markets ETF	5,116,328
SPDR S&P Insurance ETF	16,334,793

421

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR S&P Regional Banking ETF	$75,835,736
SPDR Morgan Stanley Technology ETF	1,489,075
SPDR S&P Dividend ETF	366,709,765
SPDR S&P Aerospace & Defense ETF	2,264,231
SPDR S&P Biotech ETF	676,411,150
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	32,183,705
SPDR S&P Homebuilders ETF	240,358,595
SPDR S&P Metals & Mining ETF	22,918,308
SPDR S&P Oil & Gas Equipment & Services ETF	10,911,254
SPDR S&P Oil & Gas Exploration & Production ETF	168,972,867
SPDR S&P Pharmaceuticals ETF	127,030,662
SPDR S&P Retail ETF	227,136,639
SPDR S&P Semiconductor ETF	29,326,976
SPDR S&P Software & Services ETF	1,243,352
SPDR S&P Telecom ETF	5,050,145
SPDR S&P Transportation ETF	55,231,383
SPDR S&P 1500 Value Tilt ETF	—
SPDR S&P 1500 Momentum Tilt ETF	284
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	506,073
SPDR MSCI USA Quality Mix ETF	—
SPDR Wells Fargo Preferred Stock ETF	493,358

At June 30, 2015, the Funds had the following capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

						Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR Russell 3000 ETF	$—	$—	$418,316	$1,146,926	$—	$—	$—
SPDR Russell 1000 ETF	—	—	403,990	227,965	—	—	—
SPDR Russell 2000 ETF	—	—	—	—	—	—	—
SPDR S&P 500 Buyback ETF	—	—	—	—	—	—	—
SPDR S&P 500 Growth ETF	—	—	22,098,833	4,526,393	—	—	—
SPDR S&P 500 Value ETF	—	—	—	—	—	—	—
SPDR Russell Small Cap Completeness ETF	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	—	—
SPDR Global Dow ETF	—	12,535,918	9,895,403	1,919,341	—	—	6,698,542

422

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

						Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR Dow Jones REIT ETF	$—	$1,122,565	$192,486,170	$41,263,965	$—	$—	$85,045,108
SPDR S&P Bank ETF	435,385	118,852,502	300,189,040	58,102,723	—	139,034,849	181,691,179
SPDR S&P Capital Markets ETF	9,042,847	23,772,407	28,551,883	3,599,019	—	6,513,476	24,903,631
SPDR S&P Insurance ETF	514,950	1,401,569	15,750,318	2,228,942	—	7,132,239	16,291,911
SPDR S&P Regional Banking ETF	—	24,075,194	150,464,974	69,415,296	—	40,585,640	144,601,122
SPDR Morgan Stanley Technology ETF	745,443	2,659,957	20,984,667	—	—	—	1,610,787
SPDR S&P Dividend ETF	—	—	—	—	—	—	—
SPDR S&P Aerospace & Defense ETF	—	—	—	—	—	—	—
SPDR S&P Biotech ETF	—	—	48,014,729	31,726,818	—	—	—
SPDR S&P Health Care Equipment ETF	—	—	—	—	—	—	—
SPDR S&P Health Care Services ETF	—	—	—	—	—	—	—
SPDR S&P Homebuilders ETF	8,203,751	24,813,335	116,404,014	6,579,404	—	170,338,426	117,956,034
SPDR S&P Metals & Mining ETF	—	49,841,508	215,129,022	37,272,818	—	219,094,704	513,496,631
SPDR S&P Oil & Gas Equipment & Services ETF	—	1,830,538	54,465,863	10,490,714	—	55,558,109	50,336,450
SPDR S&P Oil & Gas Exploration & Production ETF	—	11,779,459	112,377,725	24,606,261	—	428,214,435	210,183,184
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—
SPDR S&P Retail ETF	1,022,978	250,690	32,271,270	5,453,137	—	82,749,304	51,945,531
SPDR S&P Semiconductor ETF	—	12,113,199	5,691,659	1,965,596	—	8,109,945	7,951,462
SPDR S&P Software & Services ETF	—	—	—	—	—	—	—
SPDR S&P Telecom ETF	—	—	—	—	—	1,826,888	1,002,213
SPDR S&P Transportation ETF	—	—	—	—	—	—	—
SPDR S&P 1500 Value Tilt ETF	—	—	—	—	—	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—	—	—	—	546,877	—
SPDR Russell 1000 Low Volatility ETF	—	—	—	—	—	—	—
SPDR Russell 2000 Low Volatility ETF	—	—	—	—	—	—	—
SPDR MSCI USA Quality Mix ETF	—	—	—	—	—	3,280	—
SPDR Wells Fargo Preferred Stock ETF	—	—	18,976	173,528	—	8,409,971	5,675,432

During the tax year ended June 30, 2015, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Russell 3000 ETF	$2,596,569	$—
SPDR Russell 1000 ETF	328,389	—
SPDR Russell 2000 ETF	—	—
SPDR S&P 500 Buyback ETF	—	—
SPDR S&P 500 Growth ETF	8,316,626	—
SPDR S&P 500 Value ETF	9,293,607	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	396,775	—
SPDR S&P 400 Mid Cap Value ETF	—	—

423

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Amount Utilized	Amount Expired

SPDR S&P 600 Small Cap ETF	$—	$—
SPDR S&P 600 Small Cap Growth ETF	—	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	1,436,669	282,717
SPDR Dow Jones REIT ETF	6,407,710	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	88,973	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	4,863,042	2,360,832
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	98,891,481	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	4,745,039
SPDR S&P Metals & Mining ETF	—	104,652
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	2,896,481	1,832,423
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	205,453	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR MSCI USA Quality Mix ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Russell 3000 ETF	$—	$—
SPDR Russell 1000 ETF	—	—
SPDR Russell 2000 ETF	—	—
SPDR S&P 500 Buyback ETF	—	—
SPDR S&P 500 Growth ETF	—	—

424

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR S&P 500 Value ETF	$—	$—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	—	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	—	—
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	(494,185)	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	—	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR MSCI USA Quality Mix ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

For the year ended June 30, 2015, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

425

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

The tax character of distributions paid during the year ended June 30, 2015 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR Russell 3000 ETF	$4,774,396	$—	$—
SPDR Russell 1000 ETF	1,127,717	—	—
SPDR Russell 2000 ETF	1,413,906	—	—
SPDR S&P 500 Buyback ETF	63,154	—	—
SPDR S&P 500 Growth ETF	7,577,305	—	—
SPDR S&P 500 Value ETF	5,365,348	85,519	—
SPDR Russell Small Cap Completeness ETF	3,216,037	1,429,279	—
SPDR S&P 400 Mid Cap Growth ETF	2,110,177	1,455,557	—
SPDR S&P 400 Mid Cap Value ETF	4,230,850	—	—
SPDR S&P 600 Small Cap ETF	7,939,101	5,134,397	—
SPDR S&P 600 Small Cap Growth ETF	9,828,141	9,473,631	—
SPDR S&P 600 Small Cap Value ETF	15,298,371	8,922,551	—
SPDR Global Dow ETF	2,423,627	—	—
SPDR Dow Jones REIT ETF	94,705,493	—	—
SPDR S&P Bank ETF	43,993,335	—	—
SPDR S&P Capital Markets ETF	3,403,029	—	—
SPDR S&P Insurance ETF	6,045,751	—	—
SPDR S&P Regional Banking ETF	37,858,883	—	—
SPDR Morgan Stanley Technology ETF	2,877,550	—	—
SPDR S&P Dividend ETF	465,276,926	199,736,435	—
SPDR S&P Aerospace & Defense ETF	928,136	—	—
SPDR S&P Biotech ETF	14,569,189	—	—
SPDR S&P Health Care Equipment ETF	508,057	209,213	—
SPDR S&P Health Care Services ETF	932,323	355,031	—
SPDR S&P Homebuilders ETF	8,602,911	—	—
SPDR S&P Metals & Mining ETF	7,206,294	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	3,799,171	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	18,341,115	—	—
SPDR S&P Pharmaceuticals ETF	35,403,171	23,594,201	—
SPDR S&P Retail ETF	13,037,973	—	—
SPDR S&P Semiconductor ETF	1,002,214	—	—
SPDR S&P Software & Services ETF	150,348	—	—
SPDR S&P Telecom ETF	660,370	—	—
SPDR S&P Transportation ETF	2,171,118	—	—
SPDR S&P 1500 Value Tilt ETF	294,293	226,640	—
SPDR S&P 1500 Momentum Tilt ETF	308,485	—	—
SPDR Russell 1000 Low Volatility ETF	721,715	457,293	—
SPDR Russell 2000 Low Volatility ETF	558,106	—	—
SPDR MSCI USA Quality Mix ETF	23,516	—	—
SPDR Wells Fargo Preferred Stock ETF	15,486,286	—	—

426

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

The tax character of distributions paid during the year ended June 30, 2014 was as follows:

	Ordinary	Long-Term	Tax Return
	Income	Capital Gains	of Capital

SPDR Russell 3000 ETF	$10,289,953	$—	$—
SPDR Russell 1000 ETF	853,873	—	—
SPDR Russell 2000 ETF	608,813	—	—
SPDR S&P 500 Buyback ETF	—	—	—
SPDR S&P 500 Growth ETF	5,189,972	—	—
SPDR S&P 500 Value ETF	3,837,847	—	—
SPDR Russell Small Cap Completeness ETF	2,857,659	6,049,052	—
SPDR S&P 400 Mid Cap Growth ETF	1,185,705	—	—
SPDR S&P 400 Mid Cap Value ETF	1,235,493	—	—
SPDR S&P 600 Small Cap ETF	8,286,716	4,958,539	—
SPDR S&P 600 Small Cap Growth ETF	2,359,706	—	—
SPDR S&P 600 Small Cap Value ETF	4,336,196	432,923	—
SPDR Global Dow ETF	2,772,398	—	—
SPDR Dow Jones REIT ETF	75,037,487	—	—
SPDR S&P Bank ETF	35,668,872	—	—
SPDR S&P Capital Markets ETF	2,606,830	—	—
SPDR S&P Insurance ETF	5,196,398	—	—
SPDR S&P Regional Banking ETF	37,752,479	—	—
SPDR Morgan Stanley Technology ETF	2,266,710	—	—
SPDR S&P Dividend ETF	498,632,262	5,953,618	—
SPDR S&P Aerospace & Defense ETF	833,132	86,092	—
SPDR S&P Biotech ETF	8,997,416	—	—
SPDR S&P Health Care Equipment ETF	84,612	—	—
SPDR S&P Health Care Services ETF	323,759	—	—
SPDR S&P Homebuilders ETF	7,422,797	—	—
SPDR S&P Metals & Mining ETF	7,355,709	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	2,295,178	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	7,640,452	—	—
SPDR S&P Pharmaceuticals ETF	11,073,132	3,742,661	—
SPDR S&P Retail ETF	6,702,760	—	—
SPDR S&P Semiconductor ETF	594,130	—	—
SPDR S&P Software & Services ETF	635,030	44,463	—
SPDR S&P Telecom ETF	152,425	—	—
SPDR S&P Transportation ETF	477,711	—	—
SPDR S&P 1500 Value Tilt ETF	278,563	4,933	—
SPDR S&P 1500 Momentum Tilt ETF	210,474	—	—
SPDR Russell 1000 Low Volatility ETF	341,473	—	—
SPDR Russell 2000 Low Volatility ETF	405,275	—	—
SPDR MSCI USA Quality Mix ETF	—	—	—
SPDR Wells Fargo Preferred Stock ETF	16,557,294	—	—

427

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

For the year ended June 30, 2015, there were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, in-kind transactions, the cumulative return of capital payments from REITs, the deferral of post-October losses, dividends payable, Partnership Basis Adjustments, Litigation Income from Fair Fund Settlements, Distribution Re-Designations, Distributions in excess of Current Year Earnings, Expiration of Capital Losses, PFICs (Passive Foreign Investment Companies), the cumulative return of capital payments from non-REITs and interest accrual adjustments for preferred securities.

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR Russell 3000 ETF	$377,572	$—	$33,699,852
SPDR Russell 1000 ETF	—	—	13,921,402
SPDR Russell 2000 ETF	431,718	—	1,078,552
SPDR S&P 500 Buyback ETF	18,998	—	(229,703)
SPDR S&P 500 Growth ETF	—	—	95,746,168
SPDR S&P 500 Value ETF			9,841,489
SPDR Russell Small Cap Completeness ETF	209,357	2,440,182	19,091,928
SPDR S&P 400 Mid Cap Growth ETF	—	3,536,922	29,059,403
SPDR S&P 400 Mid Cap Value ETF	3,565,590	—	1,939,607
SPDR S&P 600 Small Cap ETF	751,518	1,452,144	53,562,352
SPDR S&P 600 Small Cap Growth ETF	—	13,685,567	85,600,173
SPDR S&P 600 Small Cap Value ETF	7,388,433	12,167,195	22,753,899
SPDR Global Dow ETF	122,443	—	7,657,850
SPDR Dow Jones REIT ETF	—	—	380,413,502
SPDR S&P Bank ETF	561,926	—	469,308,233
SPDR S&P Capital Markets ETF	35,804	—	14,496,817
SPDR S&P Insurance ETF	—	—	8,665,213
SPDR S&P Regional Banking ETF	—	—	60,388,357
SPDR Morgan Stanley Technology ETF	—	—	61,384,644
SPDR S&P Dividend ETF	78,335,264	206,166,345	2,462,285,692
SPDR S&P Aerospace & Defense ETF	963,584	1,303,034	14,188,327
SPDR S&P Biotech ETF	—	—	18,936,608
SPDR S&P Health Care Equipment ETF	560,257	1,313,809	12,016,023
SPDR S&P Health Care Services ETF	1,535,833	—	19,187,129
SPDR S&P Homebuilders ETF	365,128	—	3,286,271
SPDR S&P Metals & Mining ETF	326,905	—	(186,303,833)
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	(62,637,696)
SPDR S&P Oil & Gas Exploration & Production ETF	—	—	(419,895,832)
SPDR S&P Pharmaceuticals ETF	43,524,170	—	158,252,222
SPDR S&P Retail ETF	—	—	(107,322,332)
SPDR S&P Semiconductor ETF	—	—	(6,843,500)
SPDR S&P Software & Services ETF	92,191	—	5,793,939
SPDR S&P Telecom ETF	—	—	4,904,198

428

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gains	(Depreciation)

SPDR S&P Transportation ETF	$1,036,476	$—	$(24,553,875)
SPDR S&P 1500 Value Tilt ETF	5,623	142,243	2,078,872
SPDR S&P 1500 Momentum Tilt ETF	8,952	—	1,972,166
SPDR Russell 1000 Low Volatility ETF	—	159,339	749,428
SPDR Russell 2000 Low Volatility ETF	173,220	—	747,809
SPDR MSCI USA Quality Mix ETF	2,812	—	(141,889)
SPDR Wells Fargo Preferred Stock ETF	1,552,156	—	(5,471,322)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from financial reporting purposes.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR Russell 3000 ETF	0.10%
SPDR Russell 1000 ETF	0.10
SPDR Russell 2000 ETF	0.12
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 500 Growth ETF	0.15
SPDR S&P 500 Value ETF	0.15
SPDR Russell Small Cap Completeness ETF	0.10
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR Global Dow ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.35
SPDR S&P Dividend ETF	0.35

429

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Annual Rate

SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR Russell 1000 Low Volatility ETF	0.12
SPDR Russell 2000 Low Volatility ETF	0.12
SPDR MSCI USA Quality Mix ETF	0.15
SPDR Wells Fargo Preferred Stock ETF	0.45

Effective February 3, 2015, the following funds changed their management fee rate. The rate below represents the management fee expense rate in effect prior to February 3, 2015:

Annual Rate

SPDR S&P 500 Growth ETF	0.20%
SPDR S&P 500 Value ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.25
SPDR S&P 400 Mid Cap Value ETF	0.25
SPDR S&P 600 Small Cap ETF	0.20
SPDR S&P 600 Small Cap Growth ETF	0.25
SPDR S&P 600 Small Cap Value ETF	0.25
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P 1500 Value Tilt ETF	0.35
SPDR S&P 1500 Momentum Tilt ETF	0.35
SPDR Russell 1000 Low Volatility ETF	0.20
SPDR Russell 2000 Low Volatility ETF	0.25

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

On October 29, 2014, the Adviser agreed to make a voluntary contribution of $843,438 to the SPDR S&P Pharmaceuticals ETF in connection with a portfolio investment matter.

430

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Effective June 1, 2015, SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator. State Street, an affiliate of the Adviser, receives fees for its services as Custodian, Sub-Administrator and Transfer Agent from the Adviser. Prior to June 1, 2015, State Street served as Administrator. See also Note 4.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 9 for additional information regarding securities lending.

For the year ended June 30, 2015, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Russell 3000 ETF	$15,656
SPDR Russell 1000 ETF	2,342
SPDR Russell 2000 ETF	22,115
SPDR S&P 500 Growth ETF	3,371
SPDR S&P 500 Value ETF	4,410
SPDR Russell Small Cap Completeness ETF	19,689
SPDR S&P 400 Mid Cap Growth ETF	16,979
SPDR S&P 400 Mid Cap Value ETF	11,416
SPDR S&P 600 Small Cap ETF	49,215
SPDR S&P 600 Small Cap Growth ETF	56,788
SPDR S&P 600 Small Cap Value ETF	43,295
SPDR Global Dow ETF	7,175
SPDR Dow Jones REIT ETF	37,992
SPDR S&P Bank ETF	70,557
SPDR S&P Capital Markets ETF	43,991
SPDR S&P Insurance ETF	1,843
SPDR S&P Regional Banking ETF	78,032
SPDR Morgan Stanley Technology ETF	5,323
SPDR S&P Dividend ETF	219,605
SPDR S&P Aerospace & Defense ETF	5,135
SPDR S&P Biotech ETF	3,080,726
SPDR S&P Health Care Equipment ETF	13,281
SPDR S&P Health Care Services ETF	7,783
SPDR S&P Homebuilders ETF	192,104
SPDR S&P Metals & Mining ETF	466,353
SPDR S&P Oil & Gas Equipment & Services ETF	162,502
SPDR S&P Oil & Gas Exploration & Production ETF	1,445,784
SPDR S&P Pharmaceuticals ETF	571,384

431

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Securities Lending
Agent Fees

SPDR S&P Retail ETF	$194,540
SPDR S&P Semiconductor ETF	8,901
SPDR S&P Software & Services ETF	10,509
SPDR S&P Telecom ETF	11,165
SPDR S&P Transportation ETF	17,824
SPDR S&P 1500 Value Tilt ETF	587
SPDR S&P 1500 Momentum Tilt ETF	846
SPDR Russell 1000 Low Volatility ETF	969
SPDR Russell 2000 Low Volatility ETF	1,487
SPDR Wells Fargo Preferred Stock ETF	32,716

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Russell 3000 ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2015 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSGA Master Trust, SSGA Active Trust and SPDR Index Shares Funds (together with the Trust, the“Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $185,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to these investments at June 30, 2015 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	12,074	$812,097	$109,548	1,459	$642,582	8,906	4,627	$356,279	$5,344	$239,628
SPDR Russell 1000 ETF	1,042	70,085	48,673	647	20,275	261	1,428	109,956	1,497	696
SPDR S&P 500 Buyback ETF	—	—	155,129	2,035	—	—	2,035	156,695	1,088	—
SPDR S&P 500 Growth ETF	11,034	742,147	184,200	2,522	1,067,071	13,556	—	—	3,120	102,559
SPDR S&P 500 Value ETF	4,949	332,870	704,007	9,038	217,452	2,885	11,102	854,854	12,523	86,276
SPDR S&P Capital Markets ETF	82,977	5,581,033	549,255	7,281	2,312,667	30,325	59,933	4,614,841	80,836	191,930

432

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

SPDR S&P 1500 Value Tilt ETF	118	$7,937	$3,660	48	$—	—	166	$12,782	$177	$—
SPDR S&P 1500 Momentum Tilt ETF	260	17,488	23,309	330	15,307	219	371	28,567	311	873
SPDR Russell 1000 Low Volatility ETF	1,951	131,224	51,291	668	200,954	2,619	—	—	589	7,932
SPDR MSCI USA Quality Mix ETF	—	—	4,745	62	—	—	62	4,774	21	—
SPDR Wells Fargo Preferred Stock ETF	184,780	4,615,807	7,439,878	293,372	3,218,881	127,585	350,567	8,800,075	465,501	(55,172)

The Funds listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at June 30, 2015 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Regional Banking ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

OFG Bancorp	1,735,190	$31,944,848	$63,345,179	4,148,729	$53,692,781	3,437,528	2,446,391	$26,102,992	579,769	(1,587,567)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

People’s United Financial, Inc.	17,475,357	$265,101,166	$78,983,461	5,472,142	$87,261,979	5,951,626	16,995,873	$275,503,101	11,677,220	(283,976)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Biotech ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

Idera Pharmaceuticals, Inc.	—	$—	$47,753,142	12,515,420	$18,478,950	5,346,020	7,169,400	$26,598,474	$—	(464,718)
Organovo Holdings, Inc.	2,021,370	16,878,439	61,838,097	11,572,764	46,275,845	8,940,673	4,653,461	17,543,548	—	$(4,422,621)
Spectrum Pharmaceuticals, Inc.	1,629,847	13,250,656	59,965,092	8,951,537	45,287,623	6,783,834	3,797,550	25,975,242	—	(1,378,270)
XOMA Corp.	—	—	56,434,078	14,936,133	28,801,099	7,961,955	6,974,178	27,059,811	—	295,467

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Oil & Gas Exploration & Production ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

Energy XXI, Ltd.	728,857	$17,222,891	$115,273,689	24,511,529	$94,820,633	18,978,571	6,261,815	$16,468,573	357,738	(1,615,892)
Magnum Hunter Resources Corp.	2,026,446	16,616,857	115,354,547	40,663,207	85,192,242	27,294,400	15,395,253	28,789,123	$—	$(2,206,305)
Penn Virginia Corp.	1,099,779	18,641,254	114,316,821	16,406,398	96,931,612	12,631,054	4,875,123	21,353,039	—	(4,636,884)
Triangle Petroleum Corp.	1,529,010	17,965,868	116,119,652	17,946,744	102,613,014	15,437,096	4,038,658	20,274,063	—	15,105

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Pharmaceuticals ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

ANI Pharmaceuticals, Inc	—	$—	$42,061,471	705,110	$6,383,876	111,255	593,855	$36,848,703	$—	412,555
BioDelivery Sciences International, Inc.	—	—	58,756,701	4,612,070	14,339,047	1,093,491	3,518,579	28,007,889	—	$(1,735,038)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Premier Class (“Tax Free Money Market Fund”), each of which is a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/

433

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each of which is a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at June 30, 2015 and for the year ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$631,115	$10,724,688	10,724,688	$10,912,555	10,912,555	$443,248	$979	$—
SPDR Russell 1000 ETF	31,280	2,377,809	2,377,809	2,369,052	2,369,052	40,037	99	—
SPDR Russell 2000 ETF	105,396	4,608,244	4,608,244	4,312,672	4,312,672	400,968	230	—
SPDR S&P 500 Buyback ETF	—	157,319	157,319	140,326	140,326	16,993	12	—
SPDR S&P 500 Growth ETF	630,032	14,911,085	14,911,085	15,336,833	15,336,833	204,284	967	—
SPDR S&P 500 Value ETF	127,322	8,115,895	8,115,895	7,985,746	7,985,746	257,471	569	—
SPDR Russell Small Cap Completeness ETF	153,046	8,657,281	8,657,281	8,705,199	8,705,199	105,128	268	—
SPDR S&P 400 Mid Cap Growth ETF	259,256	16,101,312	16,101,312	15,751,895	15,751,895	608,673	302	—
SPDR S&P 400 Mid Cap Value ETF	62,501	10,152,934	10,152,934	10,142,403	10,142,403	73,032	185	—
SPDR S&P 600 Small Cap ETF	1,683,686	26,034,433	26,034,433	26,949,622	26,949,622	768,497	622	—
SPDR S&P 600 Small Cap Growth ETF	529,686	37,663,465	37,663,465	38,150,371	38,150,371	42,780	805	—
SPDR S&P 600 Small Cap Value ETF	386,198	33,052,772	33,052,772	33,157,929	33,157,929	281,041	791	—
SPDR Global Dow ETF	100	5,026,918	5,026,918	4,978,241	4,978,241	48,777	110	—
SPDR Dow Jones REIT ETF	4,616,412	171,893,510	171,893,510	176,103,002	176,103,002	406,920	5,184	—
SPDR S&P Bank ETF	3,763,627	69,089,011	69,089,011	69,166,681	69,166,681	3,685,957	6,559	—
SPDR S&P Capital Markets ETF	175,987	4,320,697	4,320,697	4,201,823	4,201,823	294,861	558	—
SPDR S&P Insurance ETF	40,180	9,394,763	9,394,763	9,182,012	9,182,012	252,931	359	—
SPDR S&P Regional Banking ETF	498,996	49,597,590	49,597,590	49,785,806	49,785,806	310,780	4,453	—
SPDR Morgan Stanley Technology ETF	215,882	4,271,770	4,271,770	4,257,839	4,257,839	229,813	464	—
SPDR S&P Dividend ETF	7,772,613	836,820,975	836,820,975	835,163,200	835,163,200	9,430,388	32,436	—
SPDR S&P Aerospace & Defense ETF	118,541	1,674,641	1,674,641	1,669,415	1,669,415	123,767	138	—
SPDR S&P Biotech ETF	392,912	116,890,101	116,890,101	115,971,016	115,971,016	1,311,997	2,153	—
SPDR S&P Health Care Equipment ETF	15,691	1,484,513	1,484,513	1,494,404	1,494,404	5,800	38	—
SPDR S&P Health Care Services ETF	197,445	1,869,180	1,869,180	2,029,929	2,029,929	36,696	158	—
SPDR S&P Homebuilders ETF	1,253,555	27,854,877	27,854,877	27,257,287	27,257,287	1,851,145	1,519	—
SPDR S&P Metals & Mining ETF	792,150	12,590,245	12,590,245	13,027,401	13,027,401	354,994	587	—
SPDR S&P Oil & Gas Equipment & Services ETF	407,637	6,828,483	6,828,483	7,020,150	7,020,150	215,970	404	—
SPDR S&P Oil & Gas Exploration & Production ETF	642,144	33,379,962	33,379,962	33,343,082	33,343,082	679,024	1,707	—
SPDR S&P Pharmaceuticals ETF	1,332,266	115,960,938	115,960,938	115,725,832	115,725,832	1,567,372	2,747	—
SPDR S&P Retail ETF	920,777	45,402,329	45,402,329	44,435,172	44,435,172	1,887,934	1,291	—
SPDR S&P Semiconductor ETF	153,840	2,646,567	2,646,567	2,764,135	2,764,135	36,272	202	—
SPDR S&P Software & Services ETF	43,835	1,070,880	1,070,880	1,072,592	1,072,592	42,123	41	—
SPDR S&P Telecom ETF	49,849	5,751,048	5,751,048	5,779,057	5,779,057	21,840	120	—
SPDR S&P Transportation ETF	136,686	3,959,688	3,959,688	3,395,996	3,395,996	700,378	462	—

434

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income	Gain/(Loss)

SPDR S&P 1500 Value Tilt ETF	$21,054	$657,026	657,026	$650,956	650,956	$27,124	$38	$—
SPDR S&P 1500 Momentum Tilt ETF	12,041	661,578	661,578	641,482	641,482	32,137	50	—
SPDR Russell 1000 Low Volatility ETF	9,850	1,461,335	1,461,335	1,455,143	1,455,143	16,042	58	—
SPDR Russell 2000 Low Volatility ETF	42,664	1,018,377	1,018,377	1,010,569	1,010,569	50,472	48	—
SPDR MSCI USA Quality Mix ETF	—	29,745	29,745	25,889	25,889	3,856	2	—
SPDR Wells Fargo Preferred Stock ETF	528,201	28,270,847	28,270,847	28,798,948	28,798,948	100	1,164	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$24,777,913	$54,528,702	54,528,702	$66,661,856	66,661,856	$12,644,759	$87,309	$—
SPDR Russell 1000 ETF	5,818,565	37,547,571	37,547,571	36,743,066	36,743,066	6,623,070	12,959	—
SPDR Russell 2000 ETF	13,063,202	39,225,491	39,225,491	34,321,497	34,321,497	17,967,196	125,349	—
SPDR S&P 500 Growth ETF	5,314,694	115,340,040	115,340,040	109,211,239	109,211,239	11,443,495	17,776	—
SPDR S&P 500 Value ETF	4,499,595	80,663,943	80,663,943	78,399,726	78,399,726	6,763,812	23,595	—
SPDR Russell Small Cap Completeness ETF	8,206,911	32,576,247	32,576,247	27,749,221	27,749,221	13,033,937	110,978	—
SPDR S&P 400 Mid Cap Growth ETF	12,288,604	108,791,761	108,791,761	104,501,151	104,501,151	16,579,214	92,096	—
SPDR S&P 400 Mid Cap Value ETF	11,002,551	49,085,414	49,085,414	45,454,536	45,454,536	14,633,429	63,307	—
SPDR S&P 600 Small Cap ETF	64,870,898	147,345,674	147,345,674	150,070,294	150,070,294	62,146,278	275,575	—
SPDR S&P 600 Small Cap Growth ETF	70,641,876	204,606,649	204,606,649	190,327,041	190,327,041	84,921,484	313,383	—
SPDR S&P 600 Small Cap Value ETF	41,735,684	150,010,380	150,010,380	141,298,963	141,298,963	50,447,101	243,798	—
SPDR Global Dow ETF	12,858,016	157,225,647	157,225,647	162,544,511	162,544,511	7,539,152	32,781	—
SPDR Dow Jones REIT ETF	182,721,099	1,439,072,643	1,439,072,643	1,515,541,405	1,515,541,405	106,252,337	205,344	—
SPDR S&P Bank ETF	248,267,603	932,334,564	932,334,564	888,893,569	888,893,569	291,708,598	389,238	—
SPDR S&P Capital Markets ETF	31,351,305	103,638,571	103,638,571	121,721,167	121,721,167	13,268,709	247,928	—
SPDR S&P Insurance ETF	8,129,357	36,625,707	36,625,707	30,065,327	30,065,327	14,689,737	10,441	—
SPDR S&P Regional Banking ETF	164,702,562	383,507,933	383,507,933	379,549,785	379,549,785	168,660,710	441,376	—
SPDR Morgan Stanley Technology ETF	12,029,374	224,674,832	224,674,832	207,511,219	207,511,219	29,192,987	29,724	—
SPDR S&P Dividend ETF	842,966,927	5,947,280,645	5,947,280,645	6,176,891,940	6,176,891,940	613,355,632	1,137,424	—
SPDR S&P Aerospace & Defense ETF	10,925,470	296,828,949	296,828,949	282,388,372	282,388,372	25,366,047	28,435	—
SPDR S&P Biotech ETF	284,894,061	1,588,750,772	1,588,750,772	1,295,140,229	1,295,140,229	578,504,604	17,434,806	—
SPDR S&P Health Care Equipment ETF	7,598,112	39,783,086	39,783,086	39,002,487	39,002,487	8,378,711	74,680	—
SPDR S&P Health Care Services ETF	18,060,797	187,640,985	187,640,985	185,273,231	185,273,231	20,428,551	42,239	—
SPDR S&P Homebuilders ETF	267,307,642	795,372,468	795,372,468	933,984,177	933,984,177	128,695,933	1,078,077	—
SPDR S&P Metals & Mining ETF	114,414,761	386,275,844	386,275,844	427,020,521	427,020,521	73,670,084	2,609,422	—
SPDR S&P Oil & Gas Equipment & Services ETF	53,382,788	221,592,650	221,592,650	216,928,657	216,928,657	58,046,781	912,572	—
SPDR S&P Oil & Gas Exploration & Production ETF	123,532,651	1,117,418,101	1,117,418,101	1,050,514,950	1,050,514,950	190,435,802	8,153,741	—
SPDR S&P Pharmaceuticals ETF	174,946,057	824,690,525	824,690,525	809,716,023	809,716,023	189,920,559	3,227,088	—
SPDR S&P Retail ETF	11,707,369	439,831,331	439,831,331	376,300,516	376,300,516	75,238,184	1,054,702	—
SPDR S&P Semiconductor ETF	14,604,632	86,811,091	86,811,091	88,721,739	88,721,739	12,693,984	50,014	—
SPDR S&P Software & Services ETF	7,571,486	19,557,358	19,557,358	15,962,081	15,962,081	11,166,763	59,335	—
SPDR S&P Telecom ETF	5,295,318	67,311,209	67,311,209	59,273,406	59,273,406	13,333,121	61,836	—
SPDR S&P Transportation ETF	53,907,835	275,620,906	275,620,906	313,786,639	313,786,639	15,742,102	100,890	—

435

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income	Gain/(Loss)

SPDR S&P 1500 Value Tilt ETF	$1,776,125	$11,217,956	11,217,956	$10,111,556	10,111,556	$2,882,525	$4,161	$—
SPDR S&P 1500 Momentum Tilt ETF	2,660,480	19,403,979	19,403,979	17,883,362	17,883,362	4,181,097	5,628	—
SPDR Russell 1000 Low Volatility ETF	2,638,740	23,703,779	23,703,779	21,201,984	21,201,984	5,140,535	4,960	—
SPDR Russell 2000 Low Volatility ETF	3,549,494	15,978,848	15,978,848	11,988,401	11,988,401	7,539,941	8,428	—
SPDR Wells Fargo Preferred Stock ETF	37,651,741	172,900,648	172,900,648	176,971,548	176,971,548	33,580,841	185,246	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $12,000 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$226,337,007	$45,441,586	$11,741,734	$33,699,852
SPDR Russell 1000 ETF	65,561,415	15,219,377	1,297,975	13,921,402
SPDR Russell 2000 ETF	90,888,668	6,876,080	5,797,528	1,078,552
SPDR S&P 500 Buyback ETF	15,243,106	442,174	671,877	(229,703)
SPDR S&P 500 Growth ETF	471,936,200	103,190,657	7,444,489	95,746,168
SPDR S&P 500 Value ETF	226,622,304	21,089,308	11,247,819	9,841,489
SPDR Russell Small Cap Completeness ETF	93,667,158	23,779,453	4,687,525	19,091,928
SPDR S&P 400 Mid Cap Growth ETF	231,187,304	34,712,604	5,653,201	29,059,403
SPDR S&P 400 Mid Cap Value ETF	136,459,439	9,041,568	7,101,961	1,939,607
SPDR S&P 600 Small Cap ETF	418,892,274	74,392,350	20,829,998	53,562,352
SPDR S&P 600 Small Cap Growth ETF	557,057,674	100,477,559	14,877,386	85,600,173
SPDR S&P 600 Small Cap Value ETF	419,539,897	44,406,776	21,652,877	22,753,899
SPDR Global Dow ETF	107,389,692	21,238,180	13,572,782	7,665,398
SPDR Dow Jones REIT ETF	2,575,590,745	431,458,615	51,045,113	380,413,502
SPDR S&P Bank ETF	2,841,729,852	482,570,500	13,262,267	469,308,233
SPDR S&P Capital Markets ETF	175,989,225	24,006,481	9,509,664	14,496,817
SPDR S&P Insurance ETF	383,423,549	20,337,072	11,671,859	8,665,213
SPDR S&P Regional Banking ETF	2,860,376,570	103,408,568	43,020,211	60,388,357
SPDR Morgan Stanley Technology ETF	379,676,489	68,250,224	6,865,580	61,384,644
SPDR S&P Dividend ETF	11,053,216,970	2,674,586,074	212,300,382	2,462,285,692
SPDR S&P Aerospace & Defense ETF	171,052,832	16,693,640	2,505,313	14,188,327

436

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Biotech ETF	$3,308,754,073	$208,257,066	$189,320,458	$18,936,608
SPDR S&P Health Care Equipment ETF	43,364,118	12,765,315	749,292	12,016,023
SPDR S&P Health Care Services ETF	197,830,961	21,754,887	2,567,758	19,187,129
SPDR S&P Homebuilders ETF	1,882,063,601	53,110,069	49,823,798	3,286,271
SPDR S&P Metals & Mining ETF	526,290,298	879,830	187,183,663	(186,303,833)
SPDR S&P Oil & Gas Equipment & Services ETF	366,695,919	4,560,798	67,198,494	(62,637,696)
SPDR S&P Oil & Gas Exploration & Production ETF	2,029,736,542	3,116,158	423,011,990	(419,895,832)
SPDR S&P Pharmaceuticals ETF	1,165,640,609	203,067,123	44,814,901	158,252,222
SPDR S&P Retail ETF	1,355,884,226	6,056,753	113,379,085	(107,322,332)
SPDR S&P Semiconductor ETF	239,087,617	11,613,480	18,456,980	(6,843,500)
SPDR S&P Software & Services ETF	56,529,454	7,215,523	1,421,584	5,793,939
SPDR S&P Telecom ETF	90,010,786	2,345,478	7,249,676	(4,904,198)
SPDR S&P Transportation ETF	408,600,312	19,350,840	43,904,715	(24,553,875)
SPDR S&P 1500 Value Tilt ETF	13,290,143	2,367,330	288,458	2,078,872
SPDR S&P 1500 Momentum Tilt ETF	19,799,791	2,252,539	280,373	1,972,166
SPDR Russell 1000 Low Volatility ETF	33,266,567	1,527,195	777,767	749,428
SPDR Russell 2000 Low Volatility ETF	41,349,362	1,723,470	975,661	747,809
SPDR MSCI USA Quality Mix ETF	5,991,441	99,276	241,165	(141,889)
SPDR Wells Fargo Preferred Stock ETF	337,559,370	1,244,866	6,716,188	(5,471,322)

6.	Investment Transactions

For the year ended June 30, 2015, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Russell 3000 ETF	$76,501,468	$459,115,980	$166,083,082
SPDR Russell 1000 ETF	24,045,673	—	—
SPDR Russell 2000 ETF	58,536,008	41,317,415	3,555,651
SPDR S&P 500 Growth ETF	211,564,097	120,577,748	55,302,489
SPDR S&P 500 Value ETF	80,305,126	60,604,202	14,234,867
SPDR Russell Small Cap Completeness ETF	21,742,522	—	—
SPDR S&P 400 Mid Cap Growth ETF	54,420,563	—	—
SPDR S&P 400 Mid Cap Value ETF	39,054,785	25,024,192	4,753,877
SPDR S&P 600 Small Cap ETF	68,419,155	92,633,753	28,353,737
SPDR S&P 600 Small Cap Growth ETF	139,262,465	—	—
SPDR S&P 600 Small Cap Value ETF	107,146,783	10,485,574	2,567,267
SPDR Global Dow ETF	7,054,549	10,045,691	2,226,751
SPDR Dow Jones REIT ETF	468,795,288	213,610,319	79,156,186
SPDR S&P Bank ETF	1,117,776,065	800,697,079	147,025,182
SPDR S&P Capital Markets ETF	2,377,677	28,774,903	5,166,869
SPDR S&P Insurance ETF	333,319,200	243,964,691	16,348,127

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P Regional Banking ETF	$4,721,957,224	$4,633,573,453	$76,273,863
SPDR Morgan Stanley Technology ETF	181,187,924	4,657,865	1,491,242
SPDR S&P Dividend ETF	1,362,016,743	1,181,115,829	367,424,406
SPDR S&P Aerospace & Defense ETF	105,861,910	4,806,095	2,231,591
SPDR S&P Biotech ETF	4,917,593,367	4,132,710,029	678,431,844
SPDR S&P Health Care Equipment ETF	8,533,428	—	—
SPDR S&P Health Care Services ETF	186,106,729	104,963,715	32,206,360
SPDR S&P Homebuilders ETF	3,275,179,335	3,571,524,015	240,755,004
SPDR S&P Metals & Mining ETF	926,340,236	925,992,200	27,634,339
SPDR S&P Oil & Gas Equipment & Services ETF	212,035,399	156,185,444	12,370,986
SPDR S&P Oil & Gas Exploration & Production ETF	8,655,224,352	8,053,905,888	185,154,443
SPDR S&P Pharmaceuticals ETF	407,010,958	415,220,102	130,597,781
SPDR S&P Retail ETF	7,959,219,103	7,565,666,104	229,209,587
SPDR S&P Semiconductor ETF	374,414,393	339,441,160	29,340,355
SPDR S&P Software & Services ETF	20,426,602	4,437,059	1,235,675
SPDR S&P Telecom ETF	100,527,932	52,144,033	5,019,677
SPDR S&P Transportation ETF	396,448,405	255,972,285	55,245,193
SPDR S&P 1500 Value Tilt ETF	4,274,215	—	—
SPDR S&P 1500 Momentum Tilt ETF	4,237,396	—	—
SPDR Russell 1000 Low Volatility ETF	18,777,307	—	—
SPDR Russell 2000 Low Volatility ETF	22,995,068	3,878,158	507,062
SPDR MSCI USA Quality Mix ETF	6,024,670	—	—
SPDR Wells Fargo Preferred Stock ETF	48,733,268	13,116,350	637,070

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2015 were as follows:

	Purchases	Sales

SPDR Russell 3000 ETF	$10,863,187	$9,193,296
SPDR Russell 1000 ETF	2,839,476	1,787,645
SPDR Russell 2000 ETF	11,083,859	11,224,281
SPDR S&P 500 Buyback ETF	2,103,247	2,045,661
SPDR S&P 500 Growth ETF	115,417,654	110,348,213
SPDR S&P 500 Value ETF	54,062,285	53,908,058
SPDR Russell Small Cap Completeness ETF	14,710,009	17,504,815
SPDR S&P 400 Mid Cap Growth ETF	107,827,413	108,985,879
SPDR S&P 400 Mid Cap Value ETF	48,349,897	50,473,506
SPDR S&P 600 Small Cap ETF	58,351,824	65,925,486
SPDR S&P 600 Small Cap Growth ETF	214,658,632	228,428,640

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Purchases	Sales

SPDR S&P 600 Small Cap Value ETF	$138,993,936	$157,838,408
SPDR Global Dow ETF	14,095,509	14,457,907
SPDR Dow Jones REIT ETF	170,758,569	159,527,700
SPDR S&P Bank ETF	467,949,239	469,311,367
SPDR S&P Capital Markets ETF	51,013,464	50,748,029
SPDR S&P Insurance ETF	52,377,192	53,341,973
SPDR S&P Regional Banking ETF	573,563,800	574,830,481
SPDR Morgan Stanley Technology ETF	27,483,279	27,739,366
SPDR S&P Dividend ETF	3,760,864,303	4,109,374,906
SPDR S&P Aerospace & Defense ETF	39,864,848	39,960,862
SPDR S&P Biotech ETF	1,332,551,787	1,311,883,355
SPDR S&P Health Care Equipment ETF	15,927,684	15,883,251
SPDR S&P Health Care Services ETF	49,348,357	50,237,689
SPDR S&P Homebuilders ETF	420,150,938	420,466,272
SPDR S&P Metals & Mining ETF	165,373,006	165,345,913
SPDR S&P Oil & Gas Equipment & Services ETF	90,086,375	90,088,681
SPDR S&P Oil & Gas Exploration & Production ETF	622,293,761	604,656,409
SPDR S&P Pharmaceuticals ETF	686,396,660	708,289,898
SPDR S&P Retail ETF	446,137,306	446,058,322
SPDR S&P Semiconductor ETF	78,271,661	79,634,925
SPDR S&P Software & Services ETF	11,602,739	11,616,574
SPDR S&P Telecom ETF	24,115,471	23,863,935
SPDR S&P Transportation ETF	113,017,057	113,824,098
SPDR S&P 1500 Value Tilt ETF	1,248,794	1,546,666
SPDR S&P 1500 Momentum Tilt ETF	11,426,957	11,340,489
SPDR Russell 1000 Low Volatility ETF	13,709,672	14,494,489
SPDR Russell 2000 Low Volatility ETF	8,576,446	8,613,482
SPDR MSCI USA Quality Mix ETF	587,781	619,379
SPDR Wells Fargo Preferred Stock ETF	140,249,691	133,248,112

For the year ended June 30, 2015, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8. Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include

439

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

9.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of June 30, 2015 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following table is a summary of each Fund’s securities lending agreements and related cash and non cash collateral received as of June 30, 2015:

	Market Value of	Cash Collateral	Non Cash	Total Collateral
Fund	Securities on Loan	Received	Collateral Received*	Received

SPDR Russell 3000 ETF	17,083,230	12,644,759	4,778,517	17,423,276
SPDR Russell 1000 ETF	7,695,716	6,623,070	1,231,309	7,854,379
SPDR Russell 2000 ETF	17,631,822	17,967,196	—	17,967,196
SPDR S&P 500 Growth ETF	13,230,963	11,443,495	2,034,128	13,477,623
SPDR S&P 500 Value ETF	8,677,609	6,763,812	2,130,606	8,894,418
SPDR Russell Small Cap Completeness ETF	15,693,176	13,033,937	2,930,875	15,964,812
SPDR S&P 400 Mid Cap Growth ETF	22,037,507	16,579,214	5,851,081	22,430,295
SPDR S&P 400 Mid Cap Value ETF	15,535,052	14,633,429	1,311,013	15,944,442
SPDR S&P 600 Small Cap ETF	64,821,230	62,146,278	4,121,674	66,267,952
SPDR S&P 600 Small Cap Growth ETF	95,567,250	84,921,484	12,443,105	97,364,589
SPDR S&P 600 Small Cap Value ETF	51,339,247	50,447,101	2,354,921	52,802,022
SPDR Global Dow ETF	10,171,704	7,539,152	2,917,475	10,456,627

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

	Market Value of	Cash Collateral	Non Cash	Total Collateral
Fund	Securities on Loan	Received	Collateral Received*	Received

SPDR Dow Jones REIT ETF	114,077,630	106,252,337	10,085,982	116,338,319
SPDR S&P Bank ETF	310,911,370	291,708,598	25,475,616	317,184,214
SPDR S&P Capital Markets ETF	15,594,938	13,268,709	2,486,956	15,755,665
SPDR S&P Insurance ETF	14,482,451	14,689,737	—	14,689,737
SPDR S&P Regional Banking ETF	167,484,913	168,660,710	2,192,141	170,852,851
SPDR Morgan Stanley Technology ETF	28,346,117	29,192,987	—	29,192,987
SPDR S&P Dividend ETF	849,696,857	613,355,632	256,047,599	869,403,231
SPDR S&P Aerospace & Defense ETF	27,299,930	25,366,047	2,343,390	27,709,437
SPDR S&P Biotech ETF	615,657,504	578,504,604	28,220,454	606,725,058
SPDR S&P Health Care Equipment ETF	11,104,648	8,378,711	2,967,685	11,346,396
SPDR S&P Health Care Services ETF	23,887,221	20,428,551	3,813,581	24,242,132
SPDR S&P Homebuilders ETF	160,335,526	128,695,933	34,793,890	163,489,823
SPDR S&P Metals & Mining ETF	73,397,367	73,670,084	6,106,083	79,776,167
SPDR S&P Oil & Gas Equipment & Services ETF	59,531,442	58,046,781	2,918,558	60,965,339
SPDR S&P Oil & Gas Exploration & Production ETF	185,780,355	190,435,802	4,284,108	194,719,910
SPDR S&P Pharmaceuticals ETF	212,540,747	189,920,559	21,497,135	211,417,694
SPDR S&P Retail ETF	82,556,192	75,238,184	10,070,576	85,308,760
SPDR S&P Semiconductor ETF	15,828,556	12,693,984	3,468,183	16,162,167
SPDR S&P Software & Services ETF	12,170,780	11,166,763	1,232,633	12,399,396
SPDR S&P Telecom ETF	15,909,844	13,333,121	3,113,368	16,446,489
SPDR S&P Transportation ETF	15,749,862	15,742,102	—	15,742,102
SPDR S&P 1500 Value Tilt ETF	2,993,458	2,882,525	176,286	3,058,811
SPDR S&P 1500 Momentum Tilt ETF	4,196,437	4,181,097	95,755	4,276,852
SPDR Russell 1000 Low Volatility ETF	6,962,962	5,140,535	1,959,737	7,100,272
SPDR Russell 2000 Low Volatility ETF	8,317,965	7,539,941	971,538	8,511,479
SPDR Wells Fargo Preferred Stock ETF	32,751,623	33,580,841	—	33,580,841

*	The non cash collateral includes US Treasuries and US Government Agency securities.

10. Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. A Participant may borrow up to a maximum of 33 percent of its assets or a lower amount as may be set forth in the fund’s prospectus. The SPDR Series’ Trust Participants had no outstanding loans during the year ended June 30, 2015.

11. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) — Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the

441

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

Funds’ financial statement disclosures, which would first be effective for interim reporting periods beginning after March 15, 2015 and annual reporting periods beginning after December 15, 2014.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

442

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPDR Russell 3000 ETF, SPDR Russell 1000 ETF, SPDR Russell 2000 ETF, SPDR S&P 500 Buyback ETF, SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Russell Small Cap Completeness ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR Russell 1000 Low Volatility ETF, SPDR Russell 2000 Low Volatility ETF, SPDR MSCI USA Quality Mix ETF and SPDR Wells Fargo Preferred Stock ETF (collectively, the “Funds”) (forty of the portfolios constituting SPDR® Series Trust) as of June 30, 2015, and the related statements of operations, and changes in net assets and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2015, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 31, 2015

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OTHER INFORMATION
June 30, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/15 to
Actual	Expense Ratio	1/1/15	6/30/15	6/30/15

SPDR Russell 3000 ETF	0.10%	$1,000	$1,018.50	$0.50
SPDR Russell 1000 ETF	0.10	1,000	1,016.70	0.50
SPDR Russell 2000 ETF	0.12	1,000	1,046.70	0.61
SPDR S&P 500 Buyback ETF	0.35	1,000	1,006.70	1.40
SPDR S&P 500 Growth ETF	0.16	1,000	1,027.30	0.80
SPDR S&P 500 Value ETF	0.16	1,000	994.90	0.79
SPDR Russell Small Cap Completeness ETF	0.10	1,000	1,047.20	0.51
SPDR S&P 400 Mid Cap Growth ETF	0.17	1,000	1,065.00	0.87
SPDR S&P 400 Mid Cap Value ETF	0.17	1,000	1,015.80	0.85
SPDR S&P 600 Small Cap ETF	0.16	1,000	1,041.30	0.81
SPDR S&P 600 Small Cap Growth ETF	0.17	1,000	1,074.90	0.87
SPDR S&P 600 Small Cap Value ETF	0.17	1,000	1,007.50	0.85
SPDR Global Dow ETF	0.50	1,000	1,019.10	2.50
SPDR Dow Jones REIT ETF	0.25	1,000	941.60	1.20

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OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/15 to
Actual	Expense Ratio	1/1/15	6/30/15	6/30/15

SPDR S&P Bank ETF	0.35%	$1,000	$1,089.60	$1.81
SPDR S&P Capital Markets ETF	0.35	1,000	1,013.00	1.75
SPDR S&P Insurance ETF	0.35	1,000	1,028.40	1.76
SPDR S&P Regional Banking ETF	0.35	1,000	1,093.40	1.82
SPDR Morgan Stanley Technology ETF	0.37	1,000	1,000.40	1.84
SPDR S&P Dividend ETF	0.35	1,000	979.20	1.72
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,058.60	1.79
SPDR S&P Biotech ETF	0.35	1,000	1,357.70	2.05
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,079.90	1.80
SPDR S&P Health Care Services ETF	0.35	1,000	1,169.50	1.88
SPDR S&P Homebuilders ETF	0.35	1,000	1,074.80	1.80
SPDR S&P Metals & Mining ETF	0.35	1,000	793.00	1.56
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	931.90	1.68
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	983.50	1.72
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,158.10	1.87
SPDR S&P Retail ETF	0.35	1,000	1,033.70	1.76
SPDR S&P Semiconductor ETF	0.35	1,000	1,082.90	1.81
SPDR S&P Software & Services ETF	0.35	1,000	1,088.80	1.81
SPDR S&P Telecom ETF	0.35	1,000	1,002.30	1.74
SPDR S&P Transportation ETF	0.35	1,000	896.00	1.65
SPDR S&P 1500 Value Tilt ETF	0.15	1,000	1,001.20	0.74
SPDR S&P 1500 Momentum Tilt ETF	0.16	1,000	1,019.00	0.80
SPDR Russell 1000 Low Volatility ETF	0.13	1,000	984.70	0.64
SPDR Russell 2000 Low Volatility ETF	0.14	1,000	1,002.90	0.70
SPDR MSCI USA Quality Mix ETF	0.15	1,000	980.20	0.31
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,017.10	2.25
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/15 to
Hypothetical	Expense Ratio	1/1/15	6/30/15	6/30/15

SPDR Russell 3000 ETF	0.10%	$1,000	$1,024.30	$0.50
SPDR Russell 1000 ETF	0.10	1,000	1,024.30	0.50
SPDR Russell 2000 ETF	0.12	1,000	1,024.20	0.60
SPDR S&P 500 Buyback ETF	0.35	1,000	1,023.06	1.76
SPDR S&P 500 Growth ETF	0.16	1,000	1,024.01	0.80
SPDR S&P 500 Value ETF	0.16	1,000	1,024.01	0.80
SPDR Russell Small Cap Completeness ETF	0.10	1,000	1,024.30	0.50
SPDR S&P 400 Mid Cap Growth ETF	0.17	1,000	1,023.96	0.85
SPDR S&P 400 Mid Cap Value ETF	0.17	1,000	1,023.96	0.85
SPDR S&P 600 Small Cap ETF	0.16	1,000	1,024.01	0.80

445

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	1/1/15 to
Hypothetical	Expense Ratio	1/1/15	6/30/15	6/30/15

SPDR S&P 600 Small Cap Growth ETF	0.17%	$1,000	$1,023.96	$0.85
SPDR S&P 600 Small Cap Value ETF	0.17	1,000	1,023.96	0.85
SPDR Global Dow ETF	0.50	1,000	1,022.32	2.51
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.56	1.25
SPDR S&P Bank ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Capital Markets ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Insurance ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Regional Banking ETF	0.35	1,000	1,023.06	1.76
SPDR Morgan Stanley Technology ETF	0.37	1,000	1,022.97	1.86
SPDR S&P Dividend ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Biotech ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Health Care Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Retail ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Software & Services ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Telecom ETF	0.35	1,000	1,023.06	1.76
SPDR S&P Transportation ETF	0.35	1,000	1,023.06	1.76
SPDR S&P 1500 Value Tilt ETF	0.15	1,000	1,024.06	0.75
SPDR S&P 1500 Momentum Tilt ETF	0.16	1,000	1,024.01	0.80
SPDR Russell 1000 Low Volatility ETF	0.13	1,000	1,024.16	0.65
SPDR Russell 2000 Low Volatility ETF	0.14	1,000	1,024.11	0.70
SPDR MSCI USA Quality Mix ETF	0.15	1,000	1,024.06	0.75
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.57	2.26

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2015.

446

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

SPDR Russell 3000 ETF	91.36%
SPDR Russell 1000 ETF	79.27
SPDR Russell 2000 ETF	23.93
SPDR S&P 500 Buyback ETF	71.65
SPDR S&P 500 Growth ETF	97.98
SPDR S&P 500 Value ETF	97.24
SPDR Russell Small Cap Completeness ETF	23.91
SPDR S&P 400 Mid Cap Growth ETF	70.90
SPDR S&P 400 Mid Cap Value ETF	21.28
SPDR S&P 600 Small Cap ETF	50.24
SPDR S&P 600 Small Cap Growth ETF	41.38
SPDR S&P 600 Small Cap Value ETF	22.43
SPDR Global Dow ETF	29.58
SPDR Dow Jones REIT ETF	0.00
SPDR S&P Bank ETF	100.00
SPDR S&P Capital Markets ETF	82.96
SPDR S&P Insurance ETF	84.29
SPDR S&P Regional Banking ETF	99.99
SPDR Morgan Stanley Technology ETF	100.00
SPDR S&P Dividend ETF	64.30
SPDR S&P Aerospace & Defense ETF	44.51
SPDR S&P Biotech ETF	10.91
SPDR S&P Health Care Equipment ETF	19.46
SPDR S&P Health Care Services ETF	22.71
SPDR S&P Homebuilders ETF	100.00
SPDR S&P Metals & Mining ETF	68.32
SPDR S&P Oil & Gas Equipment & Services ETF	29.77
SPDR S&P Oil & Gas Exploration & Production ETF	59.79
SPDR S&P Pharmaceuticals ETF	12.86
SPDR S&P Retail ETF	93.52
SPDR S&P Semiconductor ETF	100.00
SPDR S&P Software & Services ETF	43.64
SPDR S&P Telecom ETF	69.87
SPDR S&P Transportation ETF	81.19
SPDR S&P 1500 Value Tilt ETF	58.31
SPDR S&P 1500 Momentum Tilt ETF	67.79
SPDR Russell 1000 Low Volatility ETF	46.45
SPDR Russell 2000 Low Volatility ETF	36.53
SPDR MSCI USA Quality Mix ETF	88.81
SPDR Wells Fargo Preferred Stock ETF	26.10

447

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Amount

SPDR Russell 3000 ETF	$4,774,396
SPDR Russell 1000 ETF	869,432
SPDR Russell 2000 ETF	410,910
SPDR S&P 500 Buyback ETF	70,365
SPDR S&P 500 Growth ETF	7,375,996
SPDR S&P 500 Value ETF	5,216,163
SPDR Russell Small Cap Completeness ETF	616,444
SPDR S&P 400 Mid Cap Growth ETF	1,493,490
SPDR S&P 400 Mid Cap Value ETF	1,375,622
SPDR S&P 600 Small Cap ETF	3,348,763
SPDR S&P 600 Small Cap Growth ETF	2,760,940
SPDR S&P 600 Small Cap Value ETF	3,803,114
SPDR Global Dow ETF	845,633
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	43,993,335
SPDR S&P Capital Markets ETF	2,827,914
SPDR S&P Insurance ETF	5,328,495
SPDR S&P Regional Banking ETF	37,302,845
SPDR Morgan Stanley Technology ETF	2,877,550
SPDR S&P Dividend ETF	291,870,330
SPDR S&P Aerospace & Defense ETF	841,304
SPDR S&P Biotech ETF	1,205,231
SPDR S&P Health Care Equipment ETF	131,797
SPDR S&P Health Care Services ETF	413,797
SPDR S&P Homebuilders ETF	8,602,911
SPDR S&P Metals & Mining ETF	4,354,341
SPDR S&P Oil & Gas Equipment & Services ETF	1,819,824
SPDR S&P Oil & Gas Exploration & Production ETF	9,914,118
SPDR S&P Pharmaceuticals ETF	6,474,587
SPDR S&P Retail ETF	9,644,601
SPDR S&P Semiconductor ETF	1,002,214
SPDR S&P Software & Services ETF	116,084
SPDR S&P Telecom ETF	409,255
SPDR S&P Transportation ETF	2,171,118
SPDR S&P 1500 Value Tilt ETF	141,912
SPDR S&P 1500 Momentum Tilt ETF	201,488
SPDR Russell 1000 Low Volatility ETF	269,130
SPDR Russell 2000 Low Volatility ETF	256,758

448

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR MSCI USA Quality Mix ETF	$23,516
SPDR Wells Fargo Preferred Stock ETF	6,195,946

Qualified Interest Income

The Funds designated a portion of dividends distributed during the fiscal year ended June 30, 2015, as qualified interest income. These amounts are noted below:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	—
SPDR S&P 500 Buyback ETF	—
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	—
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	—
SPDR S&P 600 Small Cap ETF	—
SPDR S&P 600 Small Cap Growth ETF	—
SPDR S&P 600 Small Cap Value ETF	—
SPDR Global Dow ETF	—
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	—
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—
SPDR S&P Pharmaceuticals ETF	—
SPDR S&P Retail ETF	—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	—
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	—
SPDR S&P 1500 Value Tilt ETF	—

449

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR S&P 1500 Momentum Tilt ETF	$—
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR MSCI USA Quality Mix ETF	—
SPDR Wells Fargo Preferred Stock ETF	5,542,366

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2015:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	—
SPDR S&P 500 Buyback ETF	—
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	366,219
SPDR Russell Small Cap Completeness ETF	1,429,279
SPDR S&P 400 Mid Cap Growth ETF	1,455,557
SPDR S&P 400 Mid Cap Value ETF	2,566,835
SPDR S&P 600 Small Cap ETF	16,365,147
SPDR S&P 600 Small Cap Growth ETF	9,473,631
SPDR S&P 600 Small Cap Value ETF	10,530,193
SPDR Global Dow ETF	—
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	338,348,300
SPDR S&P Aerospace & Defense ETF	101,239
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	209,213
SPDR S&P Health Care Services ETF	521,454
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—
SPDR S&P Pharmaceuticals ETF	97,563,135
SPDR S&P Retail ETF	—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	202,014
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	—

450

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR S&P 1500 Value Tilt ETF	$226,640
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR Russell 1000 Low Volatility ETF	457,293
SPDR Russell 2000 Low Volatility ETF	62,663
SPDR MSCI USA Quality Mix ETF	—
SPDR Wells Fargo Preferred Stock ETF	—

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended June 30, 2015 for qualified short term capital gains:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	357,229
SPDR S&P 500 Buyback ETF	—
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	2,014,589
SPDR S&P 400 Mid Cap Growth ETF	894,229
SPDR S&P 400 Mid Cap Value ETF	2,436,576
SPDR S&P 600 Small Cap ETF	3,104,266
SPDR S&P 600 Small Cap Growth ETF	5,239,015
SPDR S&P 600 Small Cap Value ETF	9,950,492
SPDR Global Dow ETF	—
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	143,413,140
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	382,276
SPDR S&P Health Care Services ETF	704,819
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—
SPDR S&P Pharmaceuticals ETF	27,636,626
SPDR S&P Retail ETF	—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	36,095
SPDR S&P Telecom ETF	—

451

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR S&P Transportation ETF	$154,293
SPDR S&P 1500 Value Tilt ETF	80,138
SPDR S&P 1500 Momentum Tilt ETF	55,344
SPDR Russell 1000 Low Volatility ETF	339,578
SPDR Russell 2000 Low Volatility ETF	77,435
SPDR MSCI USA Quality Mix ETF	—
SPDR Wells Fargo Preferred Stock ETF	—

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended June 30, 2015, the total amount of foreign taxes that will be passed through are:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	—
SPDR S&P 500 Buyback ETF	—
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	—
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	—
SPDR S&P 600 Small Cap ETF	—
SPDR S&P 600 Small Cap Growth ETF	—
SPDR S&P 600 Small Cap Value ETF	—
SPDR Global Dow ETF	125,838
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	—
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—
SPDR S&P Pharmaceuticals ETF	—

452

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR S&P Retail ETF	$—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	—
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	—
SPDR S&P 1500 Value Tilt ETF	—
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR MSCI USA Quality Mix ETF	—
SPDR Wells Fargo Preferred Stock ETF	—

The amount of foreign source income earned on the following Funds during the year ended June 30, 2015 were as follows:

Amount

SPDR Russell 3000 ETF	$—
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	—
SPDR S&P 500 Buyback ETF	—
SPDR S&P 500 Growth ETF	—
SPDR S&P 500 Value ETF	—
SPDR Russell Small Cap Completeness ETF	—
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	—
SPDR S&P 600 Small Cap ETF	—
SPDR S&P 600 Small Cap Growth ETF	—
SPDR S&P 600 Small Cap Value ETF	—
SPDR Global Dow ETF	1,746,190
SPDR Dow Jones REIT ETF	—
SPDR S&P Bank ETF	—
SPDR S&P Capital Markets ETF	—
SPDR S&P Insurance ETF	—
SPDR S&P Regional Banking ETF	—
SPDR Morgan Stanley Technology ETF	—
SPDR S&P Dividend ETF	—
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	—
SPDR S&P Health Care Equipment ETF	—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	—
SPDR S&P Metals & Mining ETF	—
SPDR S&P Oil & Gas Equipment & Services ETF	—
SPDR S&P Oil & Gas Exploration & Production ETF	—

453

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Amount

SPDR S&P Pharmaceuticals ETF	$—
SPDR S&P Retail ETF	—
SPDR S&P Semiconductor ETF	—
SPDR S&P Software & Services ETF	—
SPDR S&P Telecom ETF	—
SPDR S&P Transportation ETF	—
SPDR S&P 1500 Value Tilt ETF	—
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	—
SPDR MSCI USA Quality Mix ETF	—
SPDR Wells Fargo Preferred Stock ETF	—

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to June 30, 2015, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue and/or approve, as the case may be, the Agreement with respect to the SPDR S&P 500 Buyback ETF and SPDR MSCI USA Quality Mix ETF, each of which commenced operations during the period covered by this Annual Report, and the previously approved non-operational series of the Trust (collectively, the “New ETFs” and together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

454

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by, or expected to be provided by, the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board also considered the Adviser’s experience in managing equity exchange-traded funds.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking, noting that each Current ETF satisfactorily tracked its benchmark index.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data independently obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the Current ETFs and estimated expense ratios for the New ETFs. In doing so, the Board used a fund by fund analysis of the data.

455

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided, or expected to be provided, by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, or expected to be provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

456

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
		Office and	Occupation(s)	Complex	Held by Trustee
Name, Address	Position(s)	Length of	During Past	Overseen	During the
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Past 5 Years

Trustees
Independent Trustees

FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	192	SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	192	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	192	SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	192	SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee); Affiliated Managers Group, Inc. (Director).

457

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
		Office and	Occupation(s)	Complex	Held by Trustee
Name, Address	Position(s)	Length of	During Past	Overseen	During the
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Past 5 Years

CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	192	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee).

Interested Trustee

JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	256	SPDR Index Shares Funds (Trustee); SSGA Master Trust (Trustee); SSGA Active Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

458

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Assistant Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005-present).*

MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).

JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

459

SPDR SERIES TRUST
OTHER INFORMATION (continued)
June 30, 2015 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**

CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Treasurer	Term: Unlimited Served: since November 2010	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001-November 2014).*

BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

460

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Buyback ETF (SPYB)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR MSCI USA Quality Mix ETF (QUS)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap ETF (SMEZ)
SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF (RLY)
SPDR SSGA Income Allocation ETF (INKM)
SPDR SSGA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSGA Ultra Short Term Bond ETF (ULST)
SPDR DoubleLine® Total Return Tactical ETF (TOTL)
State Street Clarion Global Infrastructure& MLP Portfolio (SSIDX)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Series Trust

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Ann Carpenter, Vice President and Assistant Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Christopher A. Madden, Secretary
Patricia A. Morisette, Assistant Secretary
Brian Harris, Chief Compliance Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

For more complete information, please call 866.787.2257 or visit
www.spdrs.com today.
State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
DoubleLine is a registered trademark of DoubleLine Capital LP.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each a all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.
Distributor: State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-advisor.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2015 State Street Corporation
SPDREQTYAR IBG-16214

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
     (2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ending June 30, 2015 and June 30, 2014, the aggregate audit fees billed for professional services rendered by the principal accountant were $945,087 and $929,221, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the year for each series of the registrant and routine regulatory filings (one for each SEC registrant).
(b) Audit-Related Fees.
For the fiscal years ending June 30, 2015 and June 30, 2014, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ending June 30, 2015 and June 30, 2014, the aggregate tax fees billed for professional services rendered by the principal accountant were $659,768 and $643,473, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.
(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2015 and June 30, 2014.
(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:
a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2015	FY 2014
	(in millions)	(in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$16.0	$16.3
Tax Fees	6.0	4.7
All Other Fees	0.8	1.4

(1)	Information is for the calendar year 2014 and 2013, respectively.

(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.
(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committees of Listed Registrants.
The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur.
Item 6. Investments.
(a)	A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.
(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable to the registrant.
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	September 8, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	September 8, 2015

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	September 8, 2015